UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Address of principal executive offices) (Zip code)

Robert C. Holderith

Emerging Global Advisors LLC

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 389-6872

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EGA 7-1-11 through 6-30-12 Vote Summary
TATA CONSULTANCY SERVICES LTD
Security		Y85279100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Jul-2011
ISIN		INE467B01029		Agenda		703134394 - Management
Record Date				Holding Recon Date		29-Jun-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		23-Jun-2011
SEDOL(s)		B01NPJ1 - B03BH86		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited Profit
and Loss Account for the year ended March 31,
2011 and the Balance Sheet as at that date
together with the Reports of the Board of
Directors and the Auditors thereon				Management	For	For
2		To confirm the payment of Interim Dividends on Equity Shares for the year 2010-11 and to declare Final Dividend for the year 2010-11 on Equity Shares		Management	For	For
3		To declare Dividend for the year 2010-11 on Redeemable Preference Shares		Management	For	For
4		To appoint a Director in place of Mr. Aman Mehta, who retires by rotation, and being eligible offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. V. Thyagarajan, who retires by rotation, and being eligible offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Mr. S. Mahalingam, who retires by rotation, and being eligible offers himself for re-appointment		Management	For	For
7		To appoint Auditors and fix their remuneration		Management	For	For
8		Appointment of Mr. Phiroz Vandrevala as a Director of the Company		Management	For	For
9		Revision in terms of remuneration of Mr. N. Chandrasekaran, Chief Executive Officer and Managing Director		Management	For	For
10		Appointment of Branch Auditors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	6,046	25-Jun-2011		27-Jun-2011
NIIT LTD
Security		Y63532140		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Jul-2011
ISIN		INE161A01038		Agenda		703165008 - Management
Record Date				Holding Recon Date		29-Jun-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		21-Jun-2011
SEDOL(s)		B01TR82		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Profit and
Loss Account for the financial year ended March
31, 2011 and Balance Sheet as at that date
together with the Reports of the Auditors and the
Directors thereon				Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a Director in place of Mr. P. Rajendran, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Vijay K. Thadani, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
5	To appoint M/s Price Waterhouse, Chartered
Accountants, (registration number FRN301112E),
as Statutory Auditors of the Company to hold
office from the conclusion of this Annual General
Meeting till the conclusion of the next Annual
General Meeting and to authorize the Board of
Directors to fix their remuneration				Management	For	For
6		Appointment of Ms. Madhabi Puri Buch, as Director of the Company		Management	For	For
7		Re-appointment of Mr. Rajendra S. Pawar as Managing Director of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	305,855	11-Jun-2011		21-Jun-2011
ALMACENES EXITO S A
Security		P3782F107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		06-Jul-2011
ISIN		COG31PA00010		Agenda		703202426 - Management
Record Date				Holding Recon Date		01-Jul-2011
City /	Country	ENVIGADO /	Colombia	Vote Deadline Date		04-Jul-2011
SEDOL(s)		2051181 - B2B2S15		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Quorum verification		Management	For	For
2		Reading and approval of the points of the day		Management	For	For
3		Election of the president and secretary of the meeting		Management	For	For
4		Election of commissioners to scrutiny and to review, approval and signature of the minutes of this meeting		Management	For	For
5		Approval of the partial reform of the bylaws of the company consisting on the increase of the authorized capital of the company		Management	For	For
6		Authorization for issuance of ordinary shares of the company not subject to preferential subscription right		Management	For	For
7		Authorization to anticipate the date of payment of dividends for fiscal year 2010 approved in the general shareholders meeting dated March 18 2011		Management	For	For
8		Consideration of the acquisition of a company owned by a related party, according to article 23 of law 222 of 1995		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	2,424	02-Jul-2011		05-Jul-2011
HOUSING DEVELOPMENT FINANCE CORP LTD
Security		Y37246207		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jul-2011
ISIN		INE001A01036		Agenda		703162444 - Management
Record Date				Holding Recon Date		06-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		30-Jun-2011
SEDOL(s)		6171900		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited profit
and loss account for the financial year ended
March 31, 2011, the balance sheet as at that
date and the reports of the directors and the
auditors thereon				Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a director in place of Mr. D. N. Ghosh who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a director in place of Dr. Ram S. Tarneja who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a director in place of Dr. Bimal Jalan who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	"Resolved that Messrs Deloitte Haskins & Sells,
Chartered Accountants, having Registration No.
II7366W issued by the Institute of Chartered
Accountants of India, be and are hereby re-
appointed as auditors of the Corporation, to hold
office as such from the conclusion of this Meeting
until the conclusion of the next Annual General
Meeting, on a remuneration of INR 78,00,000
(Rupees Seventy Eight Lacs only) plus applicable
service tax and reimbursement of out-of- pocket
expenses incurred by them for the purpose of
audit of the Corporation's accounts at the head
office, all its branch offices in India and its branch
offices at London and Singapore," "Resolved
further that pursuant to the provisions of Section
228(1) and other applicable provisions, if any, of
the Companies Act, 1956, the Board of Directors
of the CONTD				Management	For	For
CONT	CONTD Corporation be and is hereby authorised
to appoint Messrs Deloitte-Haskins & Sells,
Chartered Accountants as Branch Auditors or
any other person-who may be qualified to act as
such, in consultation with the auditors of the-
Corporation and to fix their remuneration, for the
purpose of audit of any-branch office(s) that may
be opened by the Corporation outside India
during-the period until the conclusion of the next
Annual General Meeting				Non-Voting
7	"Resolved that pursuant to the provisions of
Section 228(1) and other applicable provisions, if
any, of the Companies Act, 1956, Messrs PKF,
Chartered Accountants, having Registration No.
10 issued by the Ministry of Economy, U.A.E. be
and are hereby re-appointed as Branch Auditors
of the Corporation for the purpose of audit of the
accounts of the Corporation's branch office at
Dubai, to hold office as such from the conclusion
of this Meeting until the conclusion of the next
Annual General Meeting, on such terms and
conditions and on such remuneration, as may be
fixed by the Board of Directors of the
Corporation, depending upon the nature, and
scope of their work				Management	For	For
8	That the consent of the Corporation be and is
hereby accorded under the provisions of Section
293(1)(d) of the Companies Act, 1956, (including
any amendment, modification, variation or re-
enactment thereof) to the Board of Directors of
the Corporation to borrow from time to time such
sum or sums of money as they may deem
necessary for the purpose of the business of the
Corporation, notwithstanding that the monies to
be borrowed together with the monies already
borrowed by the Corporation (apart from
temporary loans obtained from the Corporation's
bankers in the ordinary course of business) and
remaining outstanding at any point of time will
exceed the aggregate of the paid-up share
capital of the CONTD				Management	For	For
CONT	CONTD Corporation and its free reserves, that is
to say, reserves not set-apart for any specific
purpose; Provided that the total amount up to
which-monies may be borrowed by the Board of
Directors and which shall remain-outstanding at
any given point of time shall not exceed the sum
of INR-2,00,000 crores (Rupees Two Lac Crores
only)				Non-Voting
9	Resolved that pursuant to the provisions of
Sections 198, 269 read with Schedule XIII, 309,
310, 311 and other applicable provisions, if any,
of the Companies Act, 1956, (including any
amendment, modification, variation or re-
enactment thereof), approval of the Members of
the Corporation be and is hereby accorded to the
re-appointment of Mr. Keki M. Mistry as the
Managing Director of the Corporation (designated
as the 'Vice-chairman & Chief Executive Officer')
for a period of 5 (five) years, with effect from
November 14, 2010, upon the terms and
conditions including those relating to
remuneration as set out in the draft agreement
placed before this Meeting and duly initialled by
the Chairman for the purpose of  identification,
which agreement is hereby specifically approved
and sanctioned with authority to the Board of
CONTD				Management	For	For
CONT	CONTD Directors of the Corporation (here in
after referred to as the 'Board'-which term shall
be deemed to include the Compensation
Committee of Directors-constituted by the Board
to exercise its powers including powers conferred
by-this resolution) to alter and vary the terms and
conditions of the said-re-appointment and/or
agreement (including authority, from time to time,
to-determine the amount of salary and
commission also the type and amount of-
perquisites, other benefits and allowances
payable to Mr, Keki  M. Mistry),-in such manner
as may be agreed to between the Board and Mr.
Keki  M. Mistry;-Provided however that the
remuneration payable to Mr. Keki M. Mistry shall-
not exceed the limits specified in the said
agreement and the limits-prescribed under
Schedule XIII the Companies Act, 1956, including
any-amendment CONTD				Non-Voting
CONT	CONTD , modification variation or re-enactment
thereof." Resolved further-that in the event of any
loss, absence or inadequacy of profits in any-
financial year, during the term of office of Mr.
Keki M. Mistry, the-remuneration; payable to him
by way of salary, commission, perquisites, other-
benefits and Allowances shall not, without, the
approval of the Central-Government (if required),
exceed the limits prescribed under Schedule XIII-
and other applicable provisions of the
Companies' Act, 1956, (including and-
amendment, modification, variation or re-
enactment thereof)." Resolved-further that the
Board be and is hereby authorised to do all such
acts,-deeds, matters and things and execute all
such agreements, documents,-instruments; and
writings as may be required, with power to settle
all-questions, difficulties or doubts CONTD				Non-Voting
CONT	CONTD , that may arise in regard to the said re-
appointment as it may in its-sole and absolute
discretion deem fit and to delegate all or any of
its-powers herein conferred to any committee of
directors and/or director(s)-and/or officer(s) of the
Corporation, to give effect to this resolution."				Non-Voting
10	Resolved that pursuant to the provisions of
Section 81 (I A) and other applicable provisions,
if any, of the Companies ,Act, 1956, including
relevant circulars and notifications issued by the
Reserve Bank of India (RBI), the relevant
provisions of SEBI (Employee Stock Option
Scheme and Employee Stock Purchase Scheme)
Guidelines, 1999, as amended, (SEBI ESOP
Guidelines) issued by the Securities and
Exchange Board of India (SEBI), the relevant
provisions of the Memorandum and Articles of
Association of the Corporation and Subject to
such other rules, regulation and guidelines that
may be issued by the SEBI and/or such other
authorities, from time to time and subject to the
approvals, consents, permissions and/or
sanctions as may be required from appropriate.
regulatory authorities/institutional or bodies and
subject to CONTD				Management	For	For
CONT	CONTD such terms and conditions as may be
prescribed/imposed, the consent of-the
Corporation be and is hereby accorded to the
Board of Directors of the-Corporation (hereinafter
referred to as "Board" which term shall be
deemed to-include the Compensation Committee
of Directors constituted by the Board to-exercise
its powers including powers conferred by this
resolution) to create,-issue offer and allot equity
shares of the aggregate nominal face value not-
exceeding' INR 5,86,75,460 (Rupees Five Crores
Eighty Six Thousand Four-Hundred and Sixty
only) represented by 2,93 ,37,730 equity shares
of INR 2-each of the Corporation, fully paid (or
such adjusted numbers for any bonus,-stock
splits or consolidation or other re-organisation of
the capital-structure of the Corporation as may be
applicable, from time to time) to the-CONTD				Non-Voting
CONT	CONTD present and future permanent
employees and directors of the-Corporation,
whether in India or abroad (hereinafter referred to
as-'employees'), under Employee Stock Option
Scheme-2011 (ESOS - 2011) in terms-of this
resolution and on such terms and conditions and
in such tranche as-may be decided by the Board,
in its sole and absolute discretion. Resolved-
further that the consent of the Members be and is
hereby accorded to the-Board to grant under
ESOS-2011, the options, if any, lapsed or that
may lapse-under the earlier employee stock
option scheme(s) as the Board may decide in-its
sole and absolute discretion" Resolved further
that without prejudice to-the generality of the
above but subject to the terms mentioned in the-
explanatory statement to this CONTD				Non-Voting
CONT	CONTD resolution which are hereby approved by
the Members or any amendment or-modification
thereof, the Board be and is hereby authorised to
finalise ESOS-2011 detailing therein all the terms
for granting of employee stock options-(including
terms relating to eligibility of the said employees
under-ESOS-2011), to grant the options under
CONTD				Non-Voting
CONT	CONTD the said ESOS-2011 (detailing the terms
of the options) at such time or-times as it may
decide in its absolute discretion and is also
authorised to-determine, in its absolute
discretion, as to when the said equity shares are-
to be issued, the number of shares to be issued
in each tranche, the terms or-combination of
terms subject to which the said shares are to be
issued-(including the combination of terms for
shares issued at various points of-time), the
conditions under which options vested in
employees may lapse,-terms relating to specified
time within which the employee should exercise-
his option in the event of his termination or
resignation, terms relating to-dividend on the
shares to be issued, terms relating to the manner
in which-the perquisite tax shall be recovered by
the Corporation from the concerned-CONTD				Non-Voting
CONT	CONTD eligible employee under the provisions of
the Income-tax Act, 1961 and-the Rules made
thereunder and such other terms as could be
applicable to the-offerings of similar nature."
Resolved further that the board be and is-hereby
authorised to decide on the number of options to
be granted to each of-the non-executive directors
of the Corporation; subject however that the-
aggregate of such options to be granted to all
non-executive directors shall-not exceed a
maximum of 10% of the options to be granted
under ESOS-2011 in-any financial year and in
aggregate." Resolved further that the board be
and-is hereby authorised to recover the
perquisite tax (including but not limited-to any
other charge/cess/levy that may be imposed by
the Government of India-thereon), if any,
pursuant to issue of shares/ grant of options
under CONTD				Non-Voting
CONT	CONTD ESOS-2011, from the concerned eligible
employee as provided in ESOS-2011 and subject
to the provisions of the Income-tax Act, 1961 and
the Rules-made thereunder, as amended, from
time to time." "Resolved further that-subject to the
terms stated herein, the equity shares allotted
pursuant to-this resolution shall rank pari passu
inter se and with the then existing-equity shares
of the Corporation, in all respects." "Resolved
further that-the Board be and is hereby
authorised to settle all question, difficulties or-
doubts that may arise in relation to the
formulation and implementation of-ESOS 2011
and to the shares (including to amend or modify
any of the terms-thereof) issued herein without
being required to seek any further consent or-
approval of the Members or otherwise to the end
and intent that the Members-CONTD				Non-Voting
CONT	CONTD shall be deemed to have given their
approval thereto expressly by the-authority of this
resolution." "Resolved further that the board be
and is-hereby authorised to vary, amend, modify
or alter the terms of ESOS  2011 in-accordance
with and subject to any guidelines, rules or
regulations that may-be issued by any
appropriate regulatory / statutory authority." "
Resolved-further that for the purpose of giving
effect to this resolution, the Board-be and is
hereby authorised to do all such acts, deeds,
matters and things-and execute all such deeds,
documents, instruments and writings as it may in-
its sole and absolute discretion deem necessary
in relation thereto."-"Resolved further that the
Board be and is hereby authorised to delegate
all-or any of the powers herein conferred to any
director(s) and/or officer(s) of-CONTD				Non-Voting
CONT		CONTD the Corporation, to give effect to this resolution"		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS FINANCIALS MAURITIUS	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	20,610	30-Jun-2011		01-Jul-2011
ALSTOM PROJECTS INDIA LTD
Security		Y0003P112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jul-2011
ISIN		INE878A01011		Agenda		703177510 - Management
Record Date				Holding Recon Date		05-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		30-Jun-2011
SEDOL(s)		6230834 - B01YV07		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Financial Statements for the year ended on 31 March 2011 together with the Directors' Report and the Auditors' Report thereon		Management	For	For
2		To declare a dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Dominique Pouliquen, who retires by rotation at this Annual General Meeting, and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. K. Vasudevan, who retires by rotation at this Annual General Meeting, and being eligible, offers himself for re-appointment		Management	For	For
5		To re-appoint Messrs. Price Waterhouse, Chartered Accountants, as Statutory Auditors of the Company and to authorise the Board to fix their remuneration		Management	For	For
6	Resolved that pursuant to the provisions of
Section 21 and other applicable provisions, if
any, of the Companies Act 1956, (including any
statutory modification or re-enactment thereof for
the time being in force) and subject to the
availability of name and the approval of the
Registrar of Companies and/or any other
authority as may be necessary, the name of the
Company be changed from Alstom Projects India
Limited to Alstom India Limited and the name of
Alstom Projects India Limited, wherever it
appears in the Memorandum of Association,
Articles of Association, official documents, etc. be
substituted by the new name Alstom India
Limited in due course. Resolved further that Mr.
Francois Carpentier, Vice-Chairman and
Managing Director, Mr. S. M. Momaya, Whole-
time Director & Chief Financial Officer and Mr.
Pradeepta Puhan, CONTD				Management	For	For
CONT	CONTD , Company Secretary, be and are hereby
severally authorized to file-necessary
Forms/applications for availability and change of
name of the-Company and to do all such acts,
deeds, things and matters as may be required-or
necessary in this matter on behalf of the
Company				Non-Voting
7	Resolved that pursuant to section 31 of the
Companies Act, 1956 (including any statutory
modification or re-enactment thereof for the time
being in force) and subject to such approvals,
consents, sanctions and permissions, as may be
required, under any law for the time being in
force, the existing Article 4, 149 and 150 of
Articles of Association of the Company be
modified in the following manner: Article 4. (i) The
use of the word "Alstom" by the Company in its
corporate name is subject to such conditions, as
may be mutually agreed form time to time by and
between "Alstom Finance BV" and the Company
and therefore except as mutually agreed upon
form time to time, the Company has not acquired
nor will it acquire at any time hereafter any right,
title or interest of any nature whatsoever in, to or
in respect of the name CONTD				Management	For	For
CONT	CONTD "ALSTOM" either as a name or as a part
of a name or otherwise; and the-Company shall
not assert any right, title or interest in, to or in
respect of-the name "Alstom" or take any action
which, in the opinion of Alstom Finance-BV may
or is likely to impair any right, title or interest in, to
or in-respect of the name "Alstom" or create any
right, title or interest thereto-or herein or in
respect thereof adverse to that of Alstom Finance
BV; and-(ii) Upon Alstom Finance BV determining
such agreement or mutual-understanding as
referred in sub-clause (i) above, by notice, the
Company-shall within such period from the date
of such determination (a) discontinue-the use of
the name "Alstom" as part of its corporate name,
trade name or-trading style; (b) discontinue the
use of corporate logo of "Alstom"; and (c)-take all
CONTD				Non-Voting
CONT	CONTD such steps as may be necessary for the
purpose of changing its-corporate name, trade
name and trading styles as aforesaid. Any new
corporate-name, trade name or trading style or
logo, which the company may adopt, shall-not
consist of any name, word, letter, expression,
logo, symbol or device in-any language, script or
alphabet similar in sound or appearance to the
name-"Alstom" or the corporate logo of "Alstom".
All the members of the company-shall be
deemed to have undertaken to exercise their
right as members and-specifically there voting
rights in such a manner as would enable the
company-to comply with or implement the
provisions of this Article and on this basis-on
such mutual understanding/ agreement shall be
deemed to have become the-members of the
Company. Article 149: So long as the word
"Alstom" shall CONTD				Non-Voting
CONT	CONTD continue to be used as a part of the
corporate name of the Company as-provided in
Article 4 (i) then "Alstom Finance BV", a
Company incorporated-under the Laws of
Netherlands (hereinafter for the sake of brevity
referred-to as "Alstom Finance") or any of: (i) any
company or corporation being a-holding or
subsidiary or parent or associate company of
Alstom Finance BV-(all of which are hereinafter				Non-Voting			None
for the sake of brevity referred to as the-
"Corporations") shall be entitled to appoint in the
aggregate not less than-one-third of the total
number of Directors on the Board of Directors of
the-Company and to remove any such Directors
so appointed and to appoint another-in his place
or in place of any such Director who resigns or
otherwise-vacates his office. Such appointment
and removal shall be effected by writing-to the
CONTD
CONT	CONTD Board of Directors of the Company and
such writing shall be signed by-the Director,
Secretary or a Principal Officer authorized in that
behalf by-"Alstom Finance" (which shall be
authorized to also act on behalf of any of-the
"Corporations") and such appointment or removal
shall take effect-immediately upon such writing
being delivered to the Company. Any Director(s)-
so appointed shall not be required to hold any
qualification shares and shall-not be liable to
retire by rotation at any general meeting of the
Company,-however the number of such non-
retiring Director(s) shall not exceed-one-third of
the total number of Directors. Provided that: (a)
the rights-conferred upon "Alstom Finance" or
any of the "Corporations" under this-Article shall
be subject to the provisions of Section 255 of the
said Act,-and the CONTD				Non-Voting
CONT	CONTD provisions of these Articles (b) any Chief
Executive who is also a-Director of the Company
appointed in accordance with Article 150, shall
also-be taken into account whilst computing the
limit of one-third, of the total-number of Directors
who can be appointed as above. (c) The rights
under this-Article shall be subject to the rights
conferred upon any Public Financial-Institution
under any statutory provision or under any
arrangement entered-into and/or under any
agreement executed with them by the Company
to nominate-a Director or Directors on the Board
of the Company. (d) The rights conferred-under
this Article shall not be capable of being assigned
or transferred or-exercised by any other party
save those, which are expressly referred to-
hereinabove. Article 150: (1) Notwithstanding
anything contained in CONTD				Non-Voting
CONT	CONTD Article 148, but subject to the provisions
of any law, contract or-other arrangements, so
long as "Alstom Finance BV" or any one or more
of the-Companies or Corporations referred to in
Article 149, singly or collectively-hold not less
than 26% of the paid up equity share capital of
the Company,-"Alstom Finance BV" or any such
Companies or Corporations shall be entitled-to
appoint a Chief Executive who shall be a
Managing Director of the Company-and to
remove any such Chief Executive so appointed
and appoint another in-his place or in place of				Non-Voting			None
such Chief Executive who resigns or otherwise-
vacates his office. Such appointment and
removal shall be effected by a-writing, addressed
to the Board of Directors of the Company and
signed by the-authorized persons (duly
authenticated) of "Alstom Finance BV" and/or
such-CONTD
CONT	CONTD Companies or Corporations referred to
above and the same shall have-effect
immediately upon being delivered to the
Company. (2) Subject to the-other provisions of
these Articles and of the Act and the overall-
supervision, control, superintendence of the
Board, the Chief Executive shall-have the
management of the affairs of the Company. The
remuneration of Chief-Executive shall be such as
may be determined by the Board of Directors of
the-Company from time to time, and may be by
way of monthly payment, annual-remuneration,
commission or participation in profits or by any or
all of-these modes or any other mode not
expressly prohibited by the Act. (3) Any-Chief
Executive so appointed shall not be required to
hold any qualification-shares and shall not be
liable to retire by rotation at any general meeting-
of the CONTD				Non-Voting
CONT	CONTD Company. Any Chief Executive so
appointed shall be taken in to account-for
ascertaining the total number of non-rotational
directors as may be-appointed on the Board of
Directors of the Company and shall also be taken
in-to account and shall be regarded as Director
appointed by "Alstom Finance BV"-and/or the
aforesaid Companies or Corporations collectively
referred to above-under the provisions of Article
149. Resolved further that Mr. Francois-
Carpentier, Vice-Chairman and Managing
Director, Mr. S. M. Momaya, Whole-time-Director
& Chief Financial Officer and Mr. Pradeepta
Puhan, Company-Secretary, be and are hereby
severally authorized to do all such acts, deeds,-
things and matters as may be required or
necessary in this matter on behalf-of the
Company				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	48,499	15-Jun-2011		06-Jul-2011
THE JAMMU AND KASHMIR BANK LTD
Security		Y8743F112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		09-Jul-2011
ISIN		INE168A01017		Agenda		703180036 - Management
Record Date				Holding Recon Date		07-Jul-2011
City /	Country	SRINAGAR /	India	Vote Deadline Date		28-Jun-2011
SEDOL(s)		6142917 - B2QG6Y1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To consider and adopt the audited balance sheet
as at 31st March, 2011 and the profit & loss
account for the financial year ended on that date,
together with the reports of the board of directors
and auditors and comments of the comptroller
and auditor general of India thereon				Management	For	For
2		To declare dividend on equity shares for the financial year 2010-11		Management	For	For
3		To appoint director in place of Prof. Nisar Ali, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint director in place of Mr. Rakesh Kumar Gupta, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5		To fix the remuneration of auditors in terms of provisions of section 224(8) (aa) of the companies act, 1956, for the financial year 2011- 12		Management	For	For
6	Resolved that pursuant to section 31 and other
applicable provisions, if any, of the companies
act, 1956, and such approvals, consents,
permissions and sanctions, as may be necessary
from appropriate authority, approval of the
members of the bank, be and is hereby accorded
for amending the articles of association as
under:- In article 70(ii) of the articles of
association, i) after the sub-clause (c) new sub-
clause be inserted as (d) executive director(s). ii)
at the end of sub-clause (b) the word "and" be
deleted and the same be inserted at the end of
sub-clause (c). iii) figure "10,000/-" be substituted
by the figure "15,000/-". For the purpose of clarity
the article 70(ii) after the amendment as
proposed above will be read as under:70 (ii)
sitting fee payable to a director other than: a)
chairman and chief executive CONTD				Management	For	For
CONT	CONTD officer, b) director nominated by state
government and who is in the-employment of
government, c) additional director appointed by
reserve bank of-India and who is in the
employment of RBI, and d) executive director(s);
for-attending a meeting of board or committee
irrespective of the number of days-for which the
meeting may continue shall be INR 15,000/-
besides a fee-admissible to a director for
attending the meeting, any director who comes
to-attend a board meeting or a meeting of a				Non-Voting			None
committee of the board held at a-place other than
the place of his usual residence, shall, besides
the-travelling allowances admissible, be entitled
to haltage as shown in the-article 70(A) for the
day/s the director has to stay at such place, in-
connection with a meeting and also for any extra
day or days or onward or-return journey CONTD
CONT		CONTD connected with the meeting and involving air and/or rail travel		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	26,808	16-Jun-2011		07-Jul-2011
BAJAJ AUTO LTD, PUNE
Security		Y05490100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Jul-2011
ISIN		INE917I01010		Agenda		703186292 - Management
Record Date				Holding Recon Date		12-Jul-2011
City /	Country	PUNE /	India	Vote Deadline Date		04-Jul-2011
SEDOL(s)		B2QKXW0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the audited balance sheet as at 31 March 2011 and the profit and loss account for the year ended 31 March 2011 and the directors' and auditors' reports thereon		Management	For	For
2		To declare a dividend		Management	For	For
3		To appoint a director in place of Nanoo Pamnani, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a director in place of Manish Kejriwal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a director in place of P Murari, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a director in place of Niraj Bajaj, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7		To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration		Management	For	For
8	Resolved that pursuant to the provisions of
section 309 and other applicable provisions, if
any, of the Companies Act, 1956, a sum not
exceeding one percent per annum of the net
profits of the company, calculated in accordance
with the provisions of sections 198, 349 and 350
of the Companies Act, 1956 be paid to and
distributed amongst the directors of the company
or some or any of them (other than the managing
director and whole-time directors) in such
amounts, subject to such ceiling/s and in such
manner and in such respects as may be decided
by the board of directors and such payments
shall be made in respect of the profits of the
company for each year for a period of five years
commencing 1 April 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGS CONSUMER GOODS MAURITIUS	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	2,238	29-Jun-2011		04-Jul-2011
BAJAJ AUTO LTD, PUNE
Security		Y05490100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Jul-2011
ISIN		INE917I01010		Agenda		703186292 - Management
Record Date				Holding Recon Date		12-Jul-2011
City /	Country	PUNE /	India	Vote Deadline Date		04-Jul-2011
SEDOL(s)		B2QKXW0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the audited balance sheet as at 31 March 2011 and the profit and loss account for the year ended 31 March 2011 and the directors' and auditors' reports thereon		Management	For	For
2		To declare a dividend		Management	For	For
3		To appoint a director in place of Nanoo Pamnani, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a director in place of Manish Kejriwal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a director in place of P Murari, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a director in place of Niraj Bajaj, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7		To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration		Management	For	For
8	Resolved that pursuant to the provisions of
section 309 and other applicable provisions, if
any, of the Companies Act, 1956, a sum not
exceeding one percent per annum of the net
profits of the company, calculated in accordance
with the provisions of sections 198, 349 and 350
of the Companies Act, 1956 be paid to and
distributed amongst the directors of the company
or some or any of them (other than the managing
director and whole-time directors) in such
amounts, subject to such ceiling/s and in such
manner and in such respects as may be decided
by the board of directors and such payments
shall be made in respect of the profits of the
company for each year for a period of five years
commencing 1 April 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Consumer ETF		EG SHARES CONSUMER MAURITIUS	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	131,605	21-Jun-2011		13-Jul-2011
UCO BANK
Security		Y9035A100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Jul-2011
ISIN		INE691A01018		Agenda		703186393 - Management
Record Date				Holding Recon Date		12-Jul-2011
City /	Country	KOLKATA /	India	Vote Deadline Date		29-Jun-2011
SEDOL(s)		6721792 - B05PKN2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the Balance
Sheet as at 31st March 2011, Profit and Loss
Account of the Bank for the year ended on that
date, the Report of the Board of Directors on the
working and activities of the Bank for the period
covered by the Accounts and Auditors' Report on
the Balance Sheet and Accounts				Management	For	For
2		To approve and declare Dividend on Preference and Equity Shares for the year ended 31st March 2011		Management	For	For
3	To elect one Director of the Bank from amongst
shareholders other than Central Government in
respect of whom valid nominations are received
pursuant to Section 9(3)(i) of the "Act" read with
the "Scheme", "Regulations" and RBI Notification
dated 01.11.2007, to assume office from the date
following which he/she is elected/deemed to be
elected and shall hold office until the completion
of three years from the date of such assumption				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	416,851	21-Jun-2011		06-Jul-2011
BIDVEST GROUP LTD
Security		S1201R162		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		15-Jul-2011
ISIN		ZAE000117321		Agenda		703185593 - Management
Record Date		12-Jul-2011		Holding Recon Date		12-Jul-2011
City /	Country	MELROSE ARCH /	South Africa	Vote Deadline Date		08-Jul-2011
SEDOL(s)		6100089 - B180B16 - B2R9Q94 - B2RHNW0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Authority to provide financial assistance to related and inter related entities to the company		Management	For	For
2		Authority to provide financial assistance for the subscription of securities to related and inter related entities to the company		Management	For	For
3		Approval of the non executive directors remuneration		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN RECORD DATE. IF YOU
HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DE-CIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	8,493	18-Jun-2011		08-Jul-2011
BIDVEST GROUP LTD
Security		S1201R162		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		15-Jul-2011
ISIN		ZAE000117321		Agenda		703185593 - Management
Record Date		12-Jul-2011		Holding Recon Date		12-Jul-2011
City /	Country	MELROSE ARCH /	South Africa	Vote Deadline Date		08-Jul-2011
SEDOL(s)		6100089 - B180B16 - B2R9Q94 - B2RHNW0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Authority to provide financial assistance to related and inter related entities to the company		Management	For	For
2		Authority to provide financial assistance for the subscription of securities to related and inter related entities to the company		Management	For	For
3		Approval of the non executive directors remuneration		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN RECORD DATE. IF YOU
HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DE-CIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	4,584	30-Jun-2011		08-Jul-2011
JAIPRAKASH ASSOCIATES LTD
Security		Y42539117		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		16-Jul-2011
ISIN		INE455F01025		Agenda		703182650 - Management
Record Date		03-Jun-2011		Holding Recon Date		03-Jun-2011
City /	Country	TBD /	India	Vote Deadline Date		07-Jul-2011
SEDOL(s)		B01GVY7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Providing security / undertakings to the lenders of Jaypee Karcham Hydro Corporation Limited (JKHCL)		Management	For	For
2		Providing security/undertakings to the lenders of Jaiprakash Power Ventures Limited (JPVL)		Management	For	For
3		Diversification into aviation business		Management	For	For
4		Appointment of Shri B.K. Jain, relative of a director		Management	For	For
5		Re-appointment of Shri Manoj Gaur as executive chairman of the company		Management	For	For
6		Increase in remuneration of other executive directors		Management	For	For
7		Increase in borrowing powers of the board		Management	For	For
8		Creation of mortgage/charge in favour of lenders		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,575,333	16-Jun-2011		07-Jul-2011
DEWAN HOUSING FINANCE CORPORATION LTD
Security		Y2055V112		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		16-Jul-2011
ISIN		INE202B01012		Agenda		703189628 - Management
Record Date				Holding Recon Date		10-Jun-2011
City /	Country	TBD /	India	Vote Deadline Date		11-Jul-2011
SEDOL(s)		6727585		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 857388 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Amendment to the main Object Clause of Memorandum of Association of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	91,389	23-Jun-2011		11-Jul-2011
CROMPTON GREAVES LTD
Security		Y1788L144		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Jul-2011
ISIN		INE067A01029		Agenda		703191205 - Management
Record Date				Holding Recon Date		15-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		11-Jul-2011
SEDOL(s)		B1B90H9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Adoption of Directors' Report and Accounts		Management	For	For
2		Confirmation of Dividends		Management	For	For
3		Re-appointment of Director retiring by Rotation: Mr SM Trehan		Management	For	For
4		Re-appointment of Director retiring by Rotation: Mr G Thapar		Management	For	For
5		Re-appointment of Director retiring by Rotation: Mr S Bayman		Management	For	For
6		Appointment of Auditors: Sharp & Tannan, Chartered Accountants, Registration No 109982W		Management	For	For
7		Extension of tenure of Mr SM Trehan as Managing Director		Management	For	For
8		Appointment of Director: Mr L Demortier		Management	For	For
9		Appointment of Mr L Demortier as CEO and Managing Director		Management	For	For
10		Appointment of Mr S Goswami		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	464,962	29-Jun-2011		11-Jul-2011
WIPRO LIMITED
Security		97651M109		Meeting Type		Annual
Ticker Symbol		WIT		Meeting Date		19-Jul-2011
ISIN		US97651M1099		Agenda		933484696 - Management
Record Date		20-Jun-2011		Holding Recon Date		20-Jun-2011
City /	Country	/	United States	Vote Deadline Date		08-Jul-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		ADOPTION OF REPORT AND ACCOUNTS AS AT MARCH 31, 2011		Management	For	Against
O2		CONFIRMATION OF PAYMENT OF INTERIM DIVIDEND ON EQUITY SHARES AND DECLARATION OF FINAL DIVIDEND ON EQUITY SHARES		Management	For	Against
O3		RE-APPOINTMENT OF MR. SURESH C SENAPATY AS DIRECTOR		Management	For	Against
O4		RE-APPOINTMENT OF MR. WILLIAM ARTHUR OWENS AS DIRECTOR		Management	For	Against
O5		RE-APPOINTMENT OF MR. B C PRABHAKAR AS DIRECTOR		Management	For	Against
O6		RE-APPOINTMENT OF STATUTORY AUDITORS - M/S BSR CO		Management	For	Against
S7		APPOINTMENT OF MR. M.K. SHARMA AS DIRECTOR		Management	For	Against
S8		APPOINTMENT OF MR. T.K. KURIEN AS DIRECTOR		Management	For	Against
S9		RE-APPOINTMENT OF MR. AZIM H PREMJI AS CHAIRMAN AND MANAGING DIRECTOR		Management	For	Against
S10		MODIFICATION OF THE TERMS OF APPOINTMENT AND PAYMENT OF REMUNERATION TO MR. GIRISH S PARANJPE		Management	For	Against
S11		MODIFICATION OF THE TERMS OF APPOINTMENT AND PAYMENT OF REMUNERATION TO MR. SURESH VASWANI		Management	For	Against
S12		PAYMENT OF REMUNERATION BY WAY OF COMMISSION TO NON-EXECUTIVE DIRECTOR		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	6,060	28-Jun-2011		28-Jun-2011
BIOCON LTD
Security		Y0905C102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Jul-2011
ISIN		INE376G01013		Agenda		703192447 - Management
Record Date				Holding Recon Date		19-Jul-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		07-Jul-2011
SEDOL(s)		6741251 - B05PLV7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTION 6 IS A SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT REC-OMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1	To receive, consider, approve and adopt the
audited Balance Sheet as at March 31, 2011 and
audited Profit & Loss Account for the year ended
on that date together with the reports of the
Directors and the Auditors thereon				Management	For	For
2		To declare a final dividend of INR 3.00 per equity share and confirm the payment of interim dividend of INR 1.50 per equity share for the year ended 31st March 2011		Management	For	For
3		To appoint a director in place of Dr. Neville Bain who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a director in place of Dr. Bala Manian who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	To appoint Statutory Auditors to hold office from
the conclusion of this Annual General Meeting
until the conclusion of the next Annual General
Meeting and to authorise the Board of Directors
to fix their remuneration. The retiring auditors M/s
S R Batliboi & Associates, Chartered
Accountants (Firm registration no: 101049W) are
eligible for re-appointment and have confirmed
their willingness to accept office, if re-appointed				Management	For	For
6	Resolved that Mr. Russell Walls, who was
appointed as an Additional Director of the
Company by the Board of Directors with effect
from 28th April, 2011, in terms of the Section 260
of the Companies Act, 1956 ("the Act") and
Article 74 of the Articles of Association of the
Company and in respect of whom the Company
having received notice in writing under Section
257 of the Act from a member proposing his
candidature, be and is hereby appointed as a
Director of the Company and the period of his
office shall be liable to determination by
retirement of directors by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	3,462	28-Jun-2011		07-Jul-2011
DR. REDDY'S LABORATORIES LIMITED
Security		256135203		Meeting Type		Annual
Ticker Symbol		RDY		Meeting Date		21-Jul-2011
ISIN		US2561352038		Agenda		933486284 - Management
Record Date		23-Jun-2011		Holding Recon Date		23-Jun-2011
City /	Country	/	United States	Vote Deadline Date		12-Jul-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1	TO RECEIVE, CONSIDER AND ADOPT THE
BALANCE SHEET AS AT 31 MARCH 2011 AND
THE PROFIT & LOSS ACCOUNT OF THE
COMPANY FOR THE YEAR ENDED ON THAT
DATE ALONG WITH THE REPORTS OF THE
DIRECTORS' AND AUDITORS' THEREON				Management	For	For
O2		TO DECLARE DIVIDEND ON THE EQUITY SHARES FOR THE FINANCIAL YEAR 2010-11		Management	For	For
O3		TO APPOINT A DIRECTOR IN PLACE OF MR. ANUPAM PURI, WHO RETIRES BY ROTATION, AND BEING ELIGIBLE, SEEKS RE- APPOINTMENT		Management	For	For
O4		TO APPOINT A DIRECTOR IN PLACE OF DR. BRUCE L A CARTER, WHO RETIRES BY ROTATION, AND BEING ELIGIBLE, SEEKS RE- APPOINTMENT		Management	For	For
O5		TO APPOINT THE STATUTORY AUDITORS AND FIX THEIR REMUNERATION. THE RETIRING AUDITORS B S R & CO., CHARTERED ACCOUNTANTS ARE ELIGIBLE FOR RE-APPOINTMENT		Management	For	For
S6		RE-APPOINTMENT OF DR. K ANJI REDDY AS WHOLE-TIME DIRECTOR DESIGNATED AS CHAIRMAN		Management	For	For
S7		RE-APPOINTMENT OF MR. G V PRASAD AS WHOLE-TIME DIRECTOR DESIGNATED AS VICE-CHAIRMAN AND CHIEF EXECUTIVE OFFICER		Management	For	For
S8		REMUNERATION TO DIRECTORS OTHER THAN THE MANAGING / WHOLE-TIME DIRECTORS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	2,586	02-Jul-2011		02-Jul-2011
LENOVO GROUP LTD, HONG KONG
Security		Y5257Y107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Jul-2011
ISIN		HK0992009065		Agenda		703187573 - Management
Record Date		19-Jul-2011		Holding Recon Date		19-Jul-2011
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		19-Jul-2011
SEDOL(s)		5924279 - 6218089 - B01DLP9 - B175X83		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110620/LTN20110620267.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To receive and consider the audited accounts for the year ended March 31, 2011 together with the reports of the directors and auditors thereon		Management	For	For
2		To declare a final dividend for the issued ordinary shares for the year ended March 31, 2011		Management	For	For
3a		To re-elect Mr. Liu Chuanzhi as director		Management	For	For
3b		To re-elect Dr. Wu Yibing as director		Management	For	For
3c		To re-elect Professor Woo Chia-Wei as director		Management	For	For
3d		To re-elect Dr. Tian Suning as director		Management	For	For
3e		To authorize the board of directors to fix directors' fees		Management	For	For
4		To re-appoint PricewaterhouseCoopers as auditors and authorize the board of directors to fix auditors' remuneration		Management	For	For
5	Ordinary Resolution - To grant a general
mandate to the directors to allot, issue and deal
with additional ordinary shares not exceeding
20% of the aggregate nominal amount of the
issued ordinary share capital of the Company				Management	For	For
6		Ordinary Resolution - To grant a general mandate to the directors to repurchase ordinary shares not exceeding 10% of the aggregate nominal amount of the issued ordinary share capital of the Company		Management	For	For
7		Ordinary Resolution - To extend the general mandate to the directors to issue new ordinary shares of the Company by adding the number of the shares repurchased		Management	For	For
8		Ordinary Resolution - To cancel the Series A cumulative convertible preferred shares from the existing authorized share capital of the Company		Management	For	For
9		Special Resolution - To amend the articles of association of the Company		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	101,700	21-Jun-2011		20-Jul-2011
LENOVO GROUP LTD, HONG KONG
Security		Y5257Y107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Jul-2011
ISIN		HK0992009065		Agenda		703187573 - Management
Record Date		19-Jul-2011		Holding Recon Date		19-Jul-2011
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		19-Jul-2011
SEDOL(s)		5924279 - 6218089 - B01DLP9 - B175X83		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110620/LTN20110620267.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To receive and consider the audited accounts for the year ended March 31, 2011 together with the reports of the directors and auditors thereon		Management	For	For
2		To declare a final dividend for the issued ordinary shares for the year ended March 31, 2011		Management	For	For
3a		To re-elect Mr. Liu Chuanzhi as director		Management	For	For
3b		To re-elect Dr. Wu Yibing as director		Management	For	For
3c		To re-elect Professor Woo Chia-Wei as director		Management	For	For
3d		To re-elect Dr. Tian Suning as director		Management	For	For
3e		To authorize the board of directors to fix directors' fees		Management	For	For
4		To re-appoint PricewaterhouseCoopers as auditors and authorize the board of directors to fix auditors' remuneration		Management	For	For
5	Ordinary Resolution - To grant a general
mandate to the directors to allot, issue and deal
with additional ordinary shares not exceeding
20% of the aggregate nominal amount of the
issued ordinary share capital of the Company				Management	For	For
6		Ordinary Resolution - To grant a general mandate to the directors to repurchase ordinary shares not exceeding 10% of the aggregate nominal amount of the issued ordinary share capital of the Company		Management	For	For
7		Ordinary Resolution - To extend the general mandate to the directors to issue new ordinary shares of the Company by adding the number of the shares repurchased		Management	For	For
8		Ordinary Resolution - To cancel the Series A cumulative convertible preferred shares from the existing authorized share capital of the Company		Management	For	For
9		Special Resolution - To amend the articles of association of the Company		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	160,000	25-Jun-2011		20-Jul-2011
APOLLO HOSPITALS ENTERPRISE LTD
Security		Y0187F138		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Jul-2011
ISIN		INE437A01024		Agenda		703192334 - Management
Record Date				Holding Recon Date		20-Jul-2011
City /	Country	CHENNAI /	India	Vote Deadline Date		12-Jul-2011
SEDOL(s)		6273583		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March 2011 and the Balance Sheet as at that date, the Directors' and Auditors' Report thereon		Management	For	For
2		To declare a dividend on equity shares for the financial year ended 31st March 2011		Management	For	For
3		To appoint a Director in place of Smt. Suneeta Reddy, who retires by rotation and being eligible, offers herself for re-appointment		Management	For	For
4		To appoint a Director in place of Smt. Sangita Reddy, who retires by rotation and being eligible, offers herself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri. Deepak Vaidya, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Shri. Rafeeque Ahamed, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7		To appoint Auditors for the current year and fix their remuneration, M/s. S. Viswanathan, Chartered Accountants, Chennai retire and are eligible for re-appointment		Management	For	For
8	Resolved that pursuant to the provisions of
Section 269 read with Schedule XIII and other
applicable provisions if any, of the Companies
Act, 1956 the re-appointment of Smt. Preetha
Reddy as Managing Director of the Company for
a period of five (5) years from 3rd February 2011
to 2nd February 2016 be and is hereby approved.
"Resolved further that pursuant to the provisions
of Sections 198, 309, 310, 311 and other
applicable provisions if any, of the Companies
Act, 1956 (including any statutory modification(s)
or re-enactment thereof, for the time being in
force) read with Schedule XIII to the Companies
Act, 1956, consent of the members be and is
hereby accorded to the payment of a sum
equivalent to 2% of the net profits of the
Company (determined in accordance with the
provisions of the Companies Act, 1956), as
CONTD				Management	For	For
CONT	CONTD remuneration for each financial year to
Smt. Preetha Reddy, Managing-Director of the
Company during the tenure of her appointment."
"Resolved-further that in the event of absence or
inadequacy of profits in any year,-Smt. Preetha
Reddy be paid minimum remuneration as
specified in Section II of-Part II of Schedule XIII				Non-Voting			None
to the Companies Act, 1956 as in force in each-
financial year." "Resolved further that the
remuneration approved hereby be-paid either
monthly or quarterly or half yearly or otherwise as
may be agreed-to between the Managing
Director and the Board of Directors of the
Company."-"Resolved further that the terms and
conditions of this appointment may be-altered or
varied from time to time by the Board as it may in
its discretion-deem fit within the maximum
amount payable to the Managing Director in
CONTD
CONT	CONTD accordance with Schedule XIII to the Act
including any amendments-thereto." "Resolved
further that the Board be and is hereby
authorised to do-all such acts, deeds and things
as may be necessary, proper or expedient to-give
effect to this resolution"				Non-Voting
9	Resolved that pursuant to the provisions of
Section 269, 198, 309, 310, 311 and other
applicable provisions if any, of the Companies
Act, 1956 read with Schedule XIII to the
Companies Act, 1956, the re-appointment of Smt.
Suneeta Reddy as a Whole-time Director
designated as Executive Director-Finance of the
Company for a period of five years with effect
from 3rd February 2011 on payment of a sum
equivalent to 1.25% of the net profits of the
Company (determined in accordance with the
provisions of Companies Act, 1956), as
remuneration during the period, be and is hereby
approved. "Resolved further that pursuant to the
provisions of Section 269 and other applicable
provisions if any, of the Companies Act, 1956
read with Schedule XIII to the Companies Act,
1956, Smt. Suneeta Reddy be re-designated as
Joint Managing Director CONTD				Management	For	For
CONT	CONTD of the Company with effect from 1st
June 2011 and continue to hold the-office of Joint
Managing Director till 2nd February 2016."
"Resolved further-that pursuant to the provisions
of Sections 198, 309, 310, 311 and other-
applicable provisions if any, of the Companies
Act, 1956 (including any-statutory modification(s)
or re-enactment thereof, for the time being in-
force) read with Schedule XIII to the Companies
Act, 1956 (including any-statutory modification(s)
or re-enactment thereof, for the time being in-
force), consent of the members be and is hereby
accorded to the payment of a-sum equivalent to
1.50% of the net profits of the Company
(determined in-accordance with the provisions of
the Companies Act, 1956), as remuneration-for
each financial year with effect from 1st June 2011
to Smt. Suneeta Reddy,-Joint CONTD				Non-Voting
CONT	CONTD Managing Director of the Company
during the tenure of her appointment."-"Resolved
further that in the event of absence or
inadequacy of profits in-any year, Smt. Suneeta
Reddy be paid minimum remuneration as
specified in-Section II of Part II of Schedule XIII
to the Companies Act, 1956 as in force-in each
financial year." "Resolved further that the
remuneration approved-hereby be paid either				Non-Voting			None
monthly or quarterly or half yearly or otherwise as
may-be agreed to between Smt. Suneeta Reddy
and the Board of Directors of the-Company."
"Resolved further that the terms and conditions of
this appointment-may be altered or varied from
time to time by the Board as it may in its-
discretion deem fit within the maximum amount
payable to the Joint Managing-Director in
accordance with Schedule XIII to the Act
including any CONTD
CONT	CONTD amendments thereto." "Resolved further
that the Board be and is hereby-authorised to do
all such acts, deeds and things as may be
necessary, proper-or expedient to give effect to
this resolution"				Non-Voting
10	Resolved that pursuant to the provisions of
Section 269 read with Schedule XIII and other
applicable provisions if any, of the Companies
Act, 1956 the re-appointment of Smt. Sangita
Reddy as a Whole-time Director designated as
Executive Director-Operations of the Company
for a period of five (5) years from 3rd February
2011 to 2nd February 2016 be and is hereby
approved. "Resolved further that pursuant to the
provisions of Section 198, 309, 310 and 311 and
other applicable provisions if any, of the
Companies Act, 1956 (including any statutory
modification(s) or re-enactment thereof, for the
time being in force) read with Schedule XIII to the
Companies Act, 1956, consent of the members
be and is hereby accorded to the payment of a
sum equivalent to 0.50% of the net profits of the
Company (determined in accordance with the
CONTD				Management	For	For
CONT	CONTD provisions of the Companies Act, 1956),
as remuneration for each-financial year to Smt.
Sangita Reddy, Executive Director-Operations of
the-Company during the tenure of her
appointment." "Resolved further that in the-event
of absence or inadequacy of profits in any year,
Smt. Sangita Reddy be-paid minimum
remuneration as specified in Section II of Part II
of Schedule-XIII to the Companies Act, 1956 as
in force in each financial year."-"Resolved further
that subject to the provisions of Schedule XIII of
the-Companies Act, 1956 in the event of Smt.
Sangita Reddy drawing remuneration-as
managerial person from two companies, the total
remuneration drawn from-both the companies
shall not exceed the higher maximum limit
admissible from-any one of the companies of
which she is a managerial person." "Resolved-
further that CONTD				Non-Voting
CONT	CONTD the remuneration approved hereby be
paid either monthly or quarterly or-half yearly or
otherwise as may be agreed to between Smt.
Sangita Reddy and-the Board of Directors of the
Company." "Resolved further that the terms and-
conditions of this appointment may be altered or
varied from time to time by-the Board as it may in
its discretion deem fit within the maximum				Non-Voting			None
amount-payable to the Whole-time Director in
accordance with Schedule XIII to the-Act
including any amendments thereto." "Resolved
further that the Board be-and is hereby
authorised to do all such acts, deeds and things
as may be-necessary, proper or expedient to give
effect to this resolution"
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	3,462	28-Jun-2011		08-Jul-2011
PRAJ INDUSTRIES LTD
Security		Y70770139		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Jul-2011
ISIN		INE074A01025		Agenda		703197396 - Management
Record Date				Holding Recon Date		19-Jul-2011
City /	Country	PUNE /	India	Vote Deadline Date		12-Jul-2011
SEDOL(s)		B0FHS89 - B1321Q2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTIONS 6 AND 7 ARE SHAREHOLDER PROPOSALS WHEREAS-MANAGEMENT RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTIONS. THANK YOU		Non-Voting
1	To receive, consider and adopt the audited
Balance Sheet as at 31st March, 2011 and the
Profit and Loss Account for the year ended on
that date together with the reports of Board of
Directors and the Auditors thereon				Management	For	For
2		To declare Dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Ms. Parimal Chaudhari who retires by rotation and being eligible offers herself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Sivaramakrishnan Iyer who retires by rotation and being eligible offers himself for re- appointment		Management	For	For
5		To appoint the Auditors to hold office from the conclusion of this meeting till the conclusion of the next Annual General Meeting and authorize Board to fix their remuneration		Management	For	For
6	Resolved that Mr. Prakash Kulkarni, who was,
pursuant to the provisions of Section 262 of the
Companies Act, 1956, appointed as a director by
the Board of Directors on 11th October, 2010, to
fill in the casual vacancy caused by the
resignation of Mr. Anil Joshi and who holds office
up to the date of this Annual General Meeting
and in respect of whom the Company has
received a notice in writing pursuant to Section
257 of the Companies Act, 1956 from a Member
signifying his intention to propose Mr. Prakash
Kulkarni as a candidate for the office of the
Director, be and is hereby appointed as a
Director of the Company liable to retirement by
rotation				Management	For	For
7	Resolved that Mr. Gajanan Nabar, who was,
pursuant to the provisions of Section 260 of the
Companies Act, 1956, appointed as an Additional
Director wef. 15th November, 2010 and who
holds office up to the date of this Annual General
Meeting and in respect of whom the Company
has received a notice in writing pursuant to
Section 257 of the Companies Act, 1956 from a
Member signifying his intention to propose Mr.
Gajanan Nabar as a candidate for the office of
the Director, be and is hereby appointed as a
Director of the Company				Management	For	For
8	Resolved that in accordance with the provisions
of Sections 198, 269, 309 and other applicable
provisions, if any, of the Companies Act, 1956
("the said Act"), read with Schedule XIII to the
said Act or any statutory modification(s) or re-
enactment thereof and pursuant to Article 115 of
the Articles of Association of the Company,
consent of the Company be and is hereby
accorded to the appointment of Mr. Gajanan
Nabar as the Managing Director of the Company,
designated as CEO & MD, for a period of 44.5
months with effect from 15th November 2010 till
31st July, 2014 on the terms and conditions
including remuneration as set out in the
Explanatory Statement annexed to the Notice
convening this Meeting, with liberty to the Board
of Directors (hereinafter referred to as "the
Board" which term shall be deemed to include
any CONTD				Management	For	For
CONT	CONTD Committee of the Board constituted to
exercise its powers, including-the powers
conferred by this Resolution) to alter and vary the
terms and-conditions and / or remuneration,
subject to the same not exceeding the-limits
specified under Schedule XIII to the said Act or
any statutory-modification(s) or re-enactment
thereof. Resolved further that the Board be-and is
hereby authorised to take all such steps as may
be necessary, proper-or expedient to give effect
to this Resolution				Non-Voting
9	Resolved that pursuant to the provisions of
Section 81(1A) and all other applicable
provisions, if any of the Companies Act, 1956,
the relevant Articles of the Articles of Association
of the Company and the provisions of the
Securities and Exchange Board of India
(Employee Stock Option Scheme and Employee
Stock Purchase Scheme) Guidelines 1999, ("the
Guidelines") (including any statutory
modification(s) or re-enactment of the Act or the
Guidelines for the time being in force) and
subject to such other approvals, permissions and
sanctions as may be necessary and subject to
such conditions and modifications as may be
prescribed or imposed while granting such
approvals, permissions and sanctions which may
be agreed to by the Board of Directors of the
Company (hereinafter referred to as "the Board"
which term shall be deemed CONTD				Management	For	For
CONT	CONTD to include any Committee including
Compensation Committee which the-Board may
constitute to exercise its powers, including the
powers, conferred-by this resolution), consent of
the Company be and is hereby accorded to the-
Board to create, offer, issue and allot at any time
to or to the benefit of-such person(s) who are in
permanent employment of the Company,
including any-Directors of the Company, whether
whole time or otherwise under a scheme-titled
"Praj Employee Stock Option Plan 2011"
(hereinafter referred to as the-"ESOP" or the
"Scheme" or the "Plan") such number of equity
shares and / or-equity linked instruments
(including options), and/ or any other
instruments-or securities (hereinafter collectively
referred to as "Securities") of the-Company which
could give rise to issue of equity shares not
exceeding CONTD				Non-Voting
CONT	CONTD 5% of the issued Equity Share Capital as
on 31st March 2011, at such-price, in one or
more tranches, and on such terms and conditions
as may be-fixed or determined by the Board in
accordance with the guidelines or other-
provisions of the law or guidelines issued by the
relevant Authority or as-may be prevailing at that
time. Resolved further that the new Equity
shares-to be issued and allotted by the Company
in the manner aforesaid shall rank-pari passu, in
all respects with the then existing fully paid up
ordinary-equity shares of the Company. Resolved
further that for the purpose of giving-effect to any
creation, offer, issue and allotment of the
securities the-Compensation Committee of the
Board be and is hereby authorized on behalf of-
the Company to evolve, decide upon and bring in
to effect the scheme and make-CONTD				Non-Voting
CONT	CONTD modifications, changes, variations,
alterations or revisions in the-said scheme from
time to time as may be specified by any Board
Resolution or-with the permission of the Board as
the Board may in its absolute discretion-deem fit
or necessary or desirable for such purpose and
with power on behalf-of the Company to settle
any questions, difficulties or doubts that may
arise-in this regard without requiring the Board to
secure any further consent or-approval of the
members of the Company				Non-Voting
10	Resolved that the employees of the subsidiary or
holding Company of the Company, now or
hereinafter existing, be and are hereby eligible for
the proposed stock options to be granted under
the Praj Employee Stock Option Plan 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	361,834	29-Jun-2011		12-Jul-2011
STERLITE INDUSTRIES (INDIA) LTD, MUMBAI
Security		Y8169X217		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Jul-2011
ISIN		INE268A01049		Agenda		703192550 - Management
Record Date				Holding Recon Date		21-Jul-2011
City /	Country	TUTICORIN /	India	Vote Deadline Date		13-Jul-2011
SEDOL(s)		B13TC37		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the Balance Sheet as at 31 March 2011 and the Profit and Loss Account of the Company for the year ended on that date and the Report of the Directors' and Auditors' thereon		Management	For	For
2		To declare dividend on equity shares of the Company for the financial year 2010-11		Management	For	For
3		To appoint a Director in place of Mr. Sandeep Junnarkar who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint Auditors, to hold office from the conclusion of this Annual General Meeting upto the conclusion of the next Annual General Meeting of the Company and to fix their remuneration		Management	For	For
5	Resolved that subject to the provisions of Section
198, 269, 309, 310 and other applicable
provisions, if any, of the Companies Act, 1956
and Schedule XIII thereof (including any statutory
modifications and re-enactment thereof, for the
time being in force), the approval of the
Company, be and is hereby accorded to the re-
appointment of Mr. D. D. Jalan as Whole time
Director of the Company from 24th December
2010 to 23rd December 2012 on the terms and
conditions including remuneration as set in the
Explanatory Statement annexed hereto with
authority to the Board of Directors to vary or
increase the remuneration and perquisites
payable or to be provided to Mr. D. D. Jalan,
including any monetary value thereof to the
extent the Board of Directors may consider
appropriate and to alter and vary the terms and
conditions of the agreement entered into by the
Company with Mr. D. D. Jalan, as may be agreed
between the Board of Directors and Mr. D.D.
Jalan."Resolved further that in CONTD				Management	For	For
CONT	CONTD the event of absence or inadequacy of
profits in any financial year,-the Company shall
pay Mr. Jalan, minimum remuneration by way of
salary,-perquisites or any other allowance as
mentioned in the Agreement and in-accordance
with the applicable provisions of the Companies
Act, 1956.-Resolved further that the Board of				Non-Voting			None
Directors of the Company be and are hereby-
authorized to do all such acts, deeds and matters
and things as in its-absolute discretion it may
consider necessary, expedient or desirable to
give-effect to this resolution and also to revise the
remuneration of the Whole-Time Director within
the limits stipulated in the Companies Act, 1956
6	Resolved that pursuant to the provisions of
Section 61 and other applicable provisions, if
any, of the Companies Act, 1956 and other
applicable rules, regulations, guidelines and other
statutory provisions for the time being in force,
approval of the Members of the Company be and
is hereby granted and the Board of Directors
(hereinafter called the "Board" which term shall
be deemed to include any committee which the
Board may have constituted or hereinafter
constitute to exercise its powers including the
powers conferred by this resolution), be and is
hereby authorized to vary the terms referred to in
the Company's Letter of Offer dated 28 July 2004
including to vary and / or revise the utilisation of
the proceeds of the Right Issue of equity shares
made in pursuance of the said Letter of Offer, for
purposes other than CONTD				Management	For	For
CONT	CONTD those mentioned in the Letter of Offer,
namely for the general-corporate purposes
including, but not limited to the funding of
acquisition /-investment in any other companies,
repayment of borrowing other than-mentioned in
the Letter of Offer by itself or through any of its
Wholly Owned-Company. Resolved further that
for the purpose of giving effect to this-resolution,
the Board be and is hereby authorized to do all
such acts, deeds,-matters, and things, deal with
such matters take necessary steps in the-matter
as the Board may in its absolute discretion deem
necessary, desirable-or expedient and to settle
any question that may arise in this regard and-
incidental thereto, without being required to seek
any further consent or-approval of the Members
or otherwise to the end and intent that the
Members-shall be deemed CONTD				Non-Voting
CONT	CONTD to have given their approval thereto
expressly by the authority of this-resolution.
Resolved further that the Board of Directors of
the Company or-such Officer(s) / Authorised
Representative(s) as may be authorised by the-
Board be and are hereby authorized to file the
necessary applications,-documents with, inter
alia, the Registrar of Companies and to do all
such-acts, deeds, matters and things as may be
deemed necessary, proper or-expedient for the
purpose of giving effect to the above resolution
and for-matters connected herewith or incidental
hereto				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 5. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,245,591	29-Jun-2011		11-Jul-2011
THE KARNATAKA BANK LTD
Security		Y4590V128		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Jul-2011
ISIN		INE614B01018		Agenda		703198499 - Management
Record Date				Holding Recon Date		21-Jul-2011
City /	Country	MANGALORE /	India	Vote Deadline Date		12-Jul-2011
SEDOL(s)		6130064 - B3BHX12		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at 31st March, 2011 and Profit
& Loss Account for the year ended on that date
together with the reports of the Auditors and the
Directors thereon				Management	For	For
2		To declare dividend		Management	For	For
3		To appoint a Director in place of Mr. R V Shastri, who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. T S Vishwanath, who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. S V Manjunath, who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
6	The Board proposes to appoint M/s Vishnu Daya
& Co, (Firm Reg. No. 08456S), Chartered
Accountants, G F No. 7, Karuna Complex, No.
337, Sampige Road,   Malleshwaram, Bangalore
- 560 003 and M/s R K Kumar & Co., (Firm Reg.
No.   001595S) Chartered Accountants, II Floor,
Congress Building, 573, Mount Road,   Chennai-
600 006 jointly as Statutory Central Auditors of
the Bank to hold     office from the conclusion of
this Annual General Meeting till the conclusion of
the next Annual General Meeting. Necessary
application seeking the     approval of the
Reserve Bank of India for the said appointment
has been made				Management	For	For
7	Resolved that in terms of Section 228 of the
Companies Act, 1956, the Board of Directors be
and is hereby authorised to appoint from time-to-
time and in consultation with the Bank's Statutory
Central Auditors, one or more persons qualified
for appointment as branch auditor/s to audit the
accounts for the year ending 31st March, 2012 of
such of the branches/offices of the Bank as are
not proposed to be audited by the Bank's
Statutory Central Auditors on such remuneration
and subject to such terms and conditions as may
be fixed by the Board of Directors				Management	For	For
8		Resolved that Mr. T R Chandrasekaran be and is hereby appointed as a Director of the Bank whose period of office is subject to retirement by rotation		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN RESOLUTION 6. IF
YO-U HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS-YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	239,349	30-Jun-2011		12-Jul-2011
NAGARJUNA FERTILIZERS AND CHEMICALS LTD
Security		Y61992114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Jul-2011
ISIN		INE580A01013		Agenda		703197447 - Management
Record Date				Holding Recon Date		19-Jul-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		15-Jul-2011
SEDOL(s)		6628644 - B1VW7P5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the 35th annual
report of the company, balance sheet as at
March 31, 2011,the profit and loss account for
the financial year ended March 31, 2011 the cash
flow statement for the financial year ended March
31, 2011, and the reports of the directors and
auditors thereon				Management	For	For
2.A		To declare a dividend on preference shares for the year ended March 31, 2011		Management	For	For
2.B		To declare a dividend on equity shares for the year ended March 31, 2011		Management	For	For
3		To appoint a director in the place of Shri Ashok Chopra, who retires by rotation and is eligible for reappointment		Management	For	For
4		To appoint a director in the place of Shri S R Ramakrishnan, who retires by rotation and is eligible for reappointment		Management	For	For
5		To appoint a director in the place of Shri Chandra Pal Singh Yadav, who retires by rotation and is eligible for reappointment		Management	For	For
6	Resolved that the retiring auditors of the
company, M/s. M Bhaskara Rao and Co,
chartered accountants, Hyderabad, being eligible
for reappointment be and are hereby reappointed
as auditors of the company to hold office from the
conclusion of the 35th annual general meeting up
to the conclusion of the next annual general
meeting on such terms and conditions as may be
fixed by the board of directors of the company				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-6. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	689,433	29-Jun-2011		15-Jul-2011
MEDICLINIC INTERNATIONAL LIMITED
Security		S48510127		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Jul-2011
ISIN		ZAE000074142		Agenda		703199390 - Management
Record Date		22-Jul-2011		Holding Recon Date		22-Jul-2011
City /	Country	STELLENBOSCH /	South Africa	Vote Deadline Date		20-Jul-2011
SEDOL(s)		B0PGJF0 - B0TB939 - B287M99		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Consideration of annual financial statements		Management	For	For
2	Re-appointment of PricewaterhouseCoopers Inc
as the independent external auditors of the
Company is approved and Mr. NH Doman is the
individual registered auditor who will undertake
the audit for the financial year ending 20120331				Management	For	For
3.1		Re-election of CA van der Merwe as a director		Management	For	For
3.2		Re-election of RE Leu as a director		Management	For	For
3.3		Re-election of CI Tingle as a director		Management	For	For
3.4		Re-election of MK Makaba as a director		Management	For	For
3.5		Re-election of ZP Manase as a director		Management	For	For
3.6		Re-election of KHS Pretorius as a director		Management	For	For
3.7		Re-election of DK Smith as a director		Management	For	For
3.8		Re-election of TO Wiesinger as a director		Management	For	For
4		Election of independent Audit and Risk Committee		Management	For	For
5		Approval of Group Remuneration Policy		Management	For	For
6		General authority to place shares under control of the directors		Management	For	For
7		General authority to issue shares for cash		Management	For	For
8		Approval of non executive directors remuneration for 2010 and 2011		Management	For	For
9		Approval of non executive directors remuneration for 2011 to 2012		Management	For	For
10		Approval of change of company name		Management	For	For
11		General authority to repurchase shares		Management	For	For
12		Approval of amendments to Articles of Association for electronic payments		Management	For	For
13		General authority to provide financial assistance to related and inter related companies and corporations		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF AUDITORS NAME FOR
RESOLU-TION NO. 2 AND CHANGE IN
RECORD DATE FROM 26 JUL TO 22 JUL 2011.
IF YOU HAVE A-LREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DEC-IDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	17,040	30-Jun-2011		20-Jul-2011
DEWAN HOUSING FINANCE CORPORATION LTD
Security		Y2055V112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Jul-2011
ISIN		INE202B01012		Agenda		703203353 - Management
Record Date				Holding Recon Date		25-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		19-Jul-2011
SEDOL(s)		6727585		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2011 and the Profit & Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Shri Ajay Vazirani, who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri V.K. Chopra, who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
5	Resolved that pursuant to the provisions of
Sections 224 and other applicable provisions, if
any of the Companies Act, 1956 M/s. B. M.
Chaturvedi & Co., Chartered Accountants,
Mumbai, bearing the Registration Number ICAI
RFN. 11431 7W with the Institute of Chartered
Accountants of India (ICAI), the retiring Auditors
of the Company, be and are hereby re-appointed
as the Statutory Auditors of the Company to hold
office from the conclusion of this Annual General
Meeting until the conclusion of the next Annual
General Meeting on a remuneration as may be
mutually agreed to between the Board of
Directors and the said Auditors and
reimbursement of out of pocket expenses,
travelling and other expenses in connection with
the work of audit to be carried out by them.
Resolved further that the Board of Directors is
hereby authorized CONTD				Management	For	For
CONT	CONTD to appoint Branch Auditor(s) of the
Company, in consultation with the-Company's
Auditors, to audit the accounts of the Company's
Zonal/Regional-Processing Units  RPU  and
branch offices, present and future on such terms-
and conditions including remuneration as may be
decided by the Board of-Directors				Non-Voting
6		Issue of Securities under Employees Stock Option Scheme (ESOS)		Management	For	For
7		Issue of Securities under the Employees Stock Option Scheme to employees of the subsidiary companies		Management	For	For
8		Increase in the Borrowing Limits		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	96,349	06-Jul-2011		19-Jul-2011
CORE PROJECTS & TECHNOLOGIES LTD, MUMBAI
Security		Y17624100		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		28-Jul-2011
ISIN		INE247G01024		Agenda		703197079 - Management
Record Date		10-Jun-2011		Holding Recon Date		10-Jun-2011
City /	Country	TBD /	India	Vote Deadline Date		21-Jul-2011
SEDOL(s)		B1XX1Q5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Resolved that pursuant to the provisions of
Section 17, 18 and other applicable provisions, if
any, of the Companies Act, 1956, and any other
law including any statutory modification or
amendment thereof for the time being in force,
the Main Object Clause of the Memorandum of
Association of the Company be and is hereby
amended/altered in the following manner: (i)
Inserting new Clause 1 A; (ii) the existing Clause
1A be and is hereby substituted by the specified
wording as Clause 1B; (iii) the existing Clause 1B
be and is hereby substituted by the specified
wording as Clause 1C. Resolved further that the
Board of Directors be and is hereby authorized to
do all such acts, deeds and things as may be
necessary including delegating their powers, as
may be deemed appropriate to any of the
executives/officers of the Company to give effect
to this Resolution				Management	For	For
2	Resolved that pursuant to the provisions of
Section 31 and other applicable provisions, if
any, of the Companies Act, 1956, and any other
law including any statutory modification(s) or
amendment(s) thereof for the time being in force,
the Articles of Association of the Company be
and is hereby amended/altered in the following
manner: (i) the specified new Article 143A be and
is hereby inserted after existing Article 143. (ii)
The existing Article 144 be and is hereby
substituted by the specified wording as Article
144. (iii) The existing Article 166 be and is hereby
substituted by the specified wording as Article
166. CONTD				Management	For	For
CONT	CONTD (iv) The existing Article 179 be and is
hereby substituted by the-specified wording as
Article 179. Resolved further that the Board of-
Directors be and is hereby authorized to do all
such acts, deeds and things-as may be
necessary including delegating their powers as
may be deemed-appropriate to any of the
executives/officers of the Company to give effect-
to this Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	102,501	28-Jun-2011		21-Jul-2011
SRF LTD
Security		Y8133G134		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Jul-2011
ISIN		INE647A01010		Agenda		703198691 - Management
Record Date				Holding Recon Date		19-Jul-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		18-Jul-2011
SEDOL(s)		6374947 - B132281		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet of the Company as at 31st March,
2011 and the Profit & Loss Account for the year
ended on that date together with the Reports of
the Auditors and Directors thereon				Management	For	For
2		To appoint a Director in place of Mr S P Agarwala, who retires by rotation and being eligible, offers himself for re-election		Management	For	For
3		To appoint a Director in place of Mr Vinayak Chatterjee, who retires by rotation and being eligible, offers himself for re-election		Management	For	For
4	Resolved that M/s Deloitte Haskins & Sells,
Chartered Accountants, New Delhi (Registration
No. 015125N) be and are hereby re-appointed as
Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next Annual general meeting at a
remuneration to be fixed by the Audit Committee/
Board of Directors and service tax thereon and
re-imbursement of travelling and other incidental
expenses, if any, incurred in connection with the
audit				Management	For	For
5	Resolved that subject to such consents and
permissions, if any, as may be necessary,
approval of the Company be and is hereby
accorded in terms of Sections 269, 309 and other
applicable provisions, if any, of the Companies
Act, 1956 and the Schedule(s) thereto, including
any statutory amendment or re-enactment
thereof, to the re-appointment of Mr Kartikeya
Bharat Ram as Deputy Managing Director for a
fresh tenure of five years effective from
01.06.2011 on the terms, conditions and
remuneration, including minimum remuneration
as are hereinafter specifically given: Tenure Five
years with effect from 01.06.2011 Functions Mr
Kartikeya Bharat Ram shall be responsible for
Human Resources, Information Technology,
Total Quality Management, Corporate
Communication functions and other
responsibilities as may be entrusted to him by
CONTD				Management	For	For
CONT	CONTD the Chairman and/or the Board, from
time to time. Remuneration Subject-to the overall
limit on remuneration payable to all the
managerial personnel-taken together,
remuneration payable to Mr Kartikeya Bharat
Ram shall-comprise salary, perquisites and
commission, as may be decided by the-
Remuneration Committee/Board of Directors
within an overall ceiling of 5% of-net profits of the
Company, computed in the manner laid down in
Section 349-of the Companies Act, 1956.
Remuneration for a part of the Year
Remuneration-for a part of the year shall be
computed on pro-rata basis. Minimum-
Remuneration In the event of absence or
inadequacy of profits in any-financial year,
remuneration payable to Mr Kartikeya Bharat
Ram shall be-decided by the Remuneration
Committee subject to the provisions of the-
Companies Act, 1956 and CONTD				Non-Voting
CONT	CONTD such approval, if any, as may be
required. Termination Appointment of-Mr
Kartikeya Bharat Ram as Deputy Managing
Director may be terminated by-either party giving
to the other three calendar months notice in
writing. In-the event of termination of this
appointment of Mr Kartikeya Bharat Ram by-the
Company, he shall be entitled to receive
compensation in accordance with-the provisions
of the Companies Act, 1956 or any statutory
amendment or-re-enactment thereof. Resolved
Further that the Remuneration Committee/Board-
of Directors be and is hereby authorised to alter,
vary and increase the-remuneration in the event
of any liberalization/revision in the levels of-
permissible managerial remuneration,
notwithstanding the overall remuneration-set out
as above, as may then be prescribed/
permissible. Resolved further-that CONTD				Non-Voting
CONT	CONTD the Remuneration Committee be and is
hereby authorised to decide from-time to time the
salary, perquisites and commission payable to Mr
Kartikeya-Bharat Ram during his tenure with
effect from 01.06.2011 within the approved-
ceiling of remuneration. Resolved further that
powers and authorities-delegated by the
Board/Committees through resolutions/General
Power of-Attorney to Mr Kartikeya Bharat Ram,
from time to time including power to-sub-delegate
shall remain valid upon his re-appointment				Non-Voting
6	Resolved that pursuant to Section 309 and other
applicable provisions, if any, of the Companies
Act, 1956 and subject to such permissions as
may be necessary, approval be and is hereby
accorded to the payment of a sum not exceeding
1% per annum of the net profits of the Company,
calculated in accordance with the provisions of
Sections 198, 349 and 350 of the Companies
Act, 1956, to all or any of the Directors of the
Company other than the Managing/Whole-time				Management	For	For	None
Directors, if any, in such manner and in all
respects as the Remuneration Committee/Board
of Directors may determine and that such
payment be made in respect of profits of the
Company for the whole or proportionately for a
part of each of its financial years during a period
of 5 years commencing from 1st April, 2011
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION1. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PR-OXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	81,411	30-Jun-2011		18-Jul-2011
HINDUSTAN UNILEVER LTD
Security		Y3218E138		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Jul-2011
ISIN		INE030A01027		Agenda		703203339 - Management
Record Date				Holding Recon Date		26-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		20-Jul-2011
SEDOL(s)		6261674 - B0200J6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		Adoption of Annual Accounts and Reports thereon for the financial year ended 31st March, 2011		Management	For	For
2		Declaration of dividend		Management	For	For
3.1		Re-election of Mr. Harish Manwani as the Director		Management	For	For
3.2		Re-election of Mr. Sridhar Ramamurthy as the Director		Management	For	For
3.3		Re-election of Mr. D. S Parekh as the Director		Management	For	For
3.4		Re-election of Mr. A. Narayan as the Director		Management	For	For
3.5		Re-election of Mr. S. Ramadorai as the Director		Management	For	For
3.6		Re-election of Dr. R. A. Mashelkar as the Director		Management	For	For
3.7		Re-election of Mr. Gopal Vittal as the Director		Management	For	For
3.8		Re-election of Mr. Pradeep Banerjee as the Director		Management	For	For
4		Appointment of M/s. Lovelock & Lewes as Auditors of the Company and to fix their remuneration for the financial year ending 31st March, 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Consumer ETF		EG SHARES CONSUMER MAURITIUS	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	974,583	06-Jul-2011		20-Jul-2011
EGShares Consumer Goods GEMS ETF		EGS CONSUMER GOODS MAURITIUS	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	13,364	06-Jul-2011		20-Jul-2011
HINDUSTAN UNILEVER LTD
Security		Y3218E138		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		28-Jul-2011
ISIN		INE030A01027		Agenda		703212946 - Management
Record Date				Holding Recon Date		26-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		20-Jul-2011
SEDOL(s)		6261674 - B0200J6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering and if thought fit,
approving with or without modification(s), the
Scheme of Arrangement between Hindustan
Unilever Limited, Unilever India Exports Limited
and their respective Shareholders and Creditors
for the transfer of certain assets, liabilities and
properties of FMCG Exports Business Division of
Hindustan Unilever Limited (Applicant/Transferor
Company) to Unilever India Exports Limited
(Transferee Company) and at such meeting and
at any adjournment(s) thereof				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING TYPE TO CRT.
IF Y-OU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLES-S YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Consumer ETF		EG SHARES CONSUMER MAURITIUS	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	974,583	12-Jul-2011		20-Jul-2011
EGShares Consumer Goods GEMS ETF		EGS CONSUMER GOODS MAURITIUS	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	13,364	12-Jul-2011		20-Jul-2011
VIJAYA BANK LTD
Security		Y9374P114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE705A01016		Agenda		703127806 - Management
Record Date				Holding Recon Date		25-Jul-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		14-Jul-2011
SEDOL(s)		6701686 - B01Z5Q4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the Balance
Sheet of the Bank as at 31st March 2011, Profit
and Loss Account of the Bank for the year ended
31st March 2011, the Report of the Board of
Directors on the working and activities of the
Bank for the period covered by the Accounts and
the Auditors' Report on the Balance Sheet and
Accounts				Management	For	For
2		To declare dividend on the shares of the Bank for the Financial Year 2010-11		Management	For	For
3	Resolved that three Directors elected from,
amongst shareholders other than Central
Government pursuant to Sec 9(3)(i) of the act
read with Scheme and Regulations made there
under, be and are hereby appointed as the
Directors of the Bank to assume office from
08.08.2011 and shall hold office until the
completion of a period of three years from the
date of such assumption				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	537,633	01-Jun-2011		14-Jul-2011
3I INFOTECH LTD, NAVI MUMBAI
Security		Y88006104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE748C01020		Agenda		703192409 - Management
Record Date				Holding Recon Date		26-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		20-Jul-2011
SEDOL(s)		B069657 - B07T593 - B131QD1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited Profit
and Loss Account for the financial year ended
March 31, 2011 and the Balance Sheet as on
that date, together with the Reports of the
Directors and Auditors thereon				Management	For	For
2		To confirm the dividend paid @ 6.35% on preference shares		Management	For	For
3		To declare dividend on equity shares		Management	For	For
4		To appoint a Director in place of Mr. Hoshang N. Sinor, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Ms. Vishakha Mulye, who retires by rotation and being eligible, offers herself for re-appointment		Management	For	For
6	Resolved that subject to the provisions of Section
224 and other applicable provisions, if any, of the
Companies Act, 1956, M/s. Lodha & Co.,
Chartered Accountants, having their office at 6,
Karim Chambers, 40, Ambalal Doshi Marg,
Hamam Street, Mumbai-400 023 and M/s. R. G.
N. Price & Co., Chartered Accountants, having
their office at Simpson's Building, 861, Anna
Salai, Chennai-600 002 who are retiring at the
conclusion of Eighteenth Annual General
Meeting, together be and are hereby appointed
as Joint Statutory Auditors of the Company to
hold office from the conclusion of the Eighteenth
Annual General Meeting until the conclusion of
the Nineteenth Annual General Meeting of the
Company. CONTD				Management	For	For
CONT		CONTD Resolved further that the Board of Directors of the Company be and is-hereby authorized to determine the remuneration to be paid to Joint Statutory-Auditors		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	27,204	28-Jun-2011		15-Jul-2011
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	343,843	28-Jun-2011		15-Jul-2011
ITC LTD
Security		Y4211T171		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE154A01025		Agenda		703201436 - Management
Record Date				Holding Recon Date		27-Jul-2011
City /	Country	KOLKATA /	India	Vote Deadline Date		15-Jul-2011
SEDOL(s)		B0JGGP5 - B0LKLQ1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2011, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare dividend for the financial year ended 31st March, 2011		Management	For	For
3		To elect Mr. Hugo Geoffrey Powell, Dr. Basudeb Sen, Mr. Balakrishnan Vijayaraghavan and Mr. Serajul Haq Khan as the Directors in place of those retiring by rotation		Management	For	For
4	Resolved that Messrs. Deloitte Haskins & Sells,
Chartered Accountants (Registration No.
302009E), be and are hereby appointed as the
Auditors of the Company to hold such office until
the conclusion of the next Annual General
Meeting to conduct the audit at a remuneration of
INR 165,00,000/-payable in one or more
installments plus service tax as applicable, and
reimbursement of out-of-pocket expenses
incurred				Management	For	For
5	Resolved that Mr. Krishnamoorthy Vaidyanath be
and is hereby appointed a Director of the
Company, liable to retire by rotation, for a period
of five years from the date of this Meeting, or till
such earlier date to conform with the policy on
retirement as may be determined by the Board of
Directors of the Company and / or by any
applicable statutes, rules, regulations or
guidelines				Management	For	For
6	Resolved that, in accordance with the applicable
provisions of the Companies Act, 1956, or any
amendment thereto or re-enactment thereof, this
Meeting hereby approves the appointment of Mr.
Nakul Anand as a Director, liable to retire by
rotation, and also as a Wholetime Director of the
Company, for a period of three years with effect
from 3rd January, 2011, or till such earlier date to
conform with the policy on retirement as may be
determined by the Board of Directors of the
Company and / or by any applicable statutes,
rules, regulations or guidelines, on such
remuneration as set out in the Explanatory
Statement annexed to the Notice convening this
Meeting				Management	For	For
7	Resolved that, in accordance with the applicable
provisions of the Companies Act, 1956, or any
amendment thereto or re-enactment thereof, this
Meeting hereby approves the appointment of Mr.
Pradeep Vasant Dhobale as a Director, liable to
retire by rotation, and also as a Wholetime
Director of the Company, for a period of three
years with effect from 3rd January, 2011, or till
such earlier date to conform with the policy on
retirement as may be determined by the Board of
Directors of the Company and / or by any
applicable statutes, rules, regulations or
guidelines, on such remuneration as set out in
the Explanatory Statement annexed to the Notice
convening this Meeting				Management	For	For
8	Resolved that, in accordance with the applicable
provisions of the Companies Act, 1956, or any
amendment thereto or re-enactment thereof, this
Meeting hereby approves the re-appointment of
Mr. Yogesh Chander Deveshwar as a Director,
not liable to retire by rotation, and also as a
Wholetime Director and Chairman of the
Company, for a period of five years with effect
from 5th February, 2012, on such remuneration
as set out in the Explanatory Statement annexed
to the Notice convening this Meeting. Further
Resolved that, as a process of succession
planning, a part of this tenure may be served by
Mr. Deveshwar as Non-Executive Chairman as
the Board of Directors of the Company ('the
Board') may determine, the remuneration for
such period of Non-Executive Chairmanship to
be determined afresh by the Board				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO ADDITION OF DIRECTORS' NAMES.
IF YO-U HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS-YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Consumer ETF		EG SHARES CONSUMER MAURITIUS	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	2,905,842	02-Jul-2011		28-Jul-2011
EGShares Consumer Goods GEMS ETF		EGS CONSUMER GOODS MAURITIUS	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	32,846	02-Jul-2011		15-Jul-2011
MCLEOD RUSSEL INDIA LTD
Security		Y2357G102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE942G01012		Agenda		703203620 - Management
Record Date				Holding Recon Date		19-Jul-2011
City /	Country	KOLKATA /	India	Vote Deadline Date		19-Jul-2011
SEDOL(s)		B0FLHS4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and adopt the Profit and Loss Account of the Company for the year ended 31st March 2011 and the Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare a dividend for the financial year ended 31st March 2011		Management	For	For
3		To appoint a Director in place of Mr. D. Khaitan who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. U. Parekh who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. A. Monem who retires by rotation, being eligible, offers himself for re-appointment		Management	For	For
6		To appoint Auditors and fix their remuneration		Management	For	For
7	Resolved that pursuant to the provisions of
Section 309(4) of the Companies Act, 1956 ('the
Act') and subject to such approval/s as may be
necessary, the Company do hereby authorise
payment of remuneration by way of commission
to the Directors of the Company other than
Managing/Whole-time Director/s, of such an
amount and in such manner as may be
determined by the Board of Directors of the
Company subject to the aggregate limit of 1% of
the net profits of the Company computed in
accordance with the provisions of Sections 198,
349 and 350 of the Act in any financial year, for a
period of five financial years commencing from
the financial year beginning on 1st April 2011				Management	For	For
8	Resolved that pursuant to the provisions of
Sections 198, 269 and 309 of the Companies
Act, 1956 read with Schedule XIII to the said Act,
approval of the members be and is hereby
accorded to the re-appointment of Mr. A. Khaitan
as the Managing Director of the Company and to
the remuneration payable to him as such
Managing Director, for a period of three years
with effect from 1st April 2011 upon the terms
and conditions as set out in the letter of re-
appointment issued by the Company to Mr.
Khaitan, a copy whereof duly initialled by the
Chairman for the purpose of identification is
placed before the Meeting				Management	For	For
9	Resolved that pursuant to the provisions of
Sections 198, 269 and 309 of the Companies
Act, 1956 read with Schedule XIII to the said Act,
approval of the members be and is hereby
accorded to the re-appointment of Mr. R. Takru
as a Whole-time Director of the Company and to
the remuneration payable to him as such Whole-
time Director, for a period of three years with
effect from 1st April, 2011 upon the terms and
conditions as set out in the letter of re-
appointment issued by the Company to Mr.
Takru, a copy whereof duly initialled by the
Chairman for the purpose of identification is
placed before the Meeting				Management	For	For
10	Resolved that pursuant to the provisions of
Sections 198, 269 and 309 of the Companies
Act, 1956 read with Schedule XIII to the said Act,
approval of the members be and is hereby
accorded to the re-appointment of Mr. A. Monem
as a Whole-time Director of the Company and to
the remuneration payable to him as such Whole-
time Director, for a period of three years with
effect from 1st April, 2011 upon the terms and
conditions as set out in the letter of re-
appointment issued by the Company to Mr.
Monem, a copy whereof duly initialled by the
Chairman for the purpose of identification is
placed before the Meeting				Management	For	For
11	Resolved that pursuant to the provisions of
Sections 198, 269 and 309 of the Companies
Act, 1956 read with Schedule XIII to the said Act,
approval of the members be and is hereby
accorded to the re-appointment of Mr. K. K.
Baheti as a Whole-time Director of the Company
and to the remuneration payable to him as such
Whole-time Director, for a period of three years
with effect from 1st April, 2011 upon the terms
and conditions as set out in the letter of re-
appointment issued by the Company to Mr.
Baheti, a copy whereof duly initialled by the
Chairman for the purpose of identification is
placed before the Meeting				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	142,373	06-Jul-2011		15-Jul-2011
CENTRAL BANK OF INDIA, MUMBAI
Security		Y1243T104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE483A01010		Agenda		703206121 - Management
Record Date				Holding Recon Date		27-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		15-Jul-2011
SEDOL(s)		B236VP0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the Audited
Balance Sheet of the Bank as at 31st March
2011, Profit and Loss Account of the Bank for the
year ended 31st March 2011, the report of the
Board of Directors on the working and activities
of the Bank for the period covered by the
accounts and the Auditors' report on the Balance
Sheet and Accounts				Management	For	For
2		To declare dividend for the financial year 2010-11		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	314,480	06-Jul-2011		15-Jul-2011
ORCHID CHEMICALS & PHARMACEUTICALS LTD
Security		Y6494U148		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE191A01019		Agenda		703207781 - Management
Record Date				Holding Recon Date		25-Jul-2011
City /	Country	CHENNAI /	India	Vote Deadline Date		20-Jul-2011
SEDOL(s)		6124948 - B3BJBD6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO REMOVAL OF COMMENT. IF YOU
HAVE ALR-EADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECID-E TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
1		To receive, consider and adopt the Balance Sheet as at March 31, 2011 and the Profit and Loss Account for the year ended on that date and the Report of the Directors and the Auditors thereon		Management	For	For
2		To declare dividend on equity shares for the financial year ended March 31, 2011		Management	For	For
3	To elect a Director in place of Dr. M R Girinath
who retires by rotation. Though eligible, Dr. M R
Girinath has expressed his desire not to seek re-
election. The vacancy caused is not proposed to
be filled up, at present				Management	For	For
4	To elect a Director in place of Dr. I Seetharam
Naidu who retires by rotation. Though eligible, Dr.
I Seetharam Naidu has expressed his desire not
to seek re-election. The vacancy caused is not
proposed to be filled up, at present				Management	For	For
5	Resolved that M/s. SNB Associates, Chartered
Accountants, having ICAI Registration No:
015682N, be and are hereby re-appointed as the
Auditors of the Company to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting on such remuneration as may be
determined by the Board of Directors				Management	For	For
6		Resolved that Shri R Sankaran, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation		Management	For	For
7		Resolved that Shri. Bharat Dhirajlal Shah, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation		Management	For	For
8		Resolved that Prof. Bala V Balachandran, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation		Management	For	For
9		Revision in remuneration of Chairman & Managing Director		Management	For	For
10		Orchid - ESOP Senior Management 2011 Scheme		Management	For	For
11		Orchid - ESOP Senior Management 2011 Scheme (Subsidiary Companies)		Management	For	For
12		Orchid - ESOP Directors 2011 Scheme		Management	For	For
13	Resolved that the following Articles in the Articles
of Association of the Company be deleted: the
existing sub - clauses "s", "t", "u" and "v" of
Article 2 of the Articles of Association of the
Company, be and are hereby deleted				Management	For	For
14		Resolved that the Article 71 (b) of the Articles of Association of the Company, under the heading "Investor Directors", be and are hereby deleted		Management	For	For
15	Resolved that the Articles namely 95.a, 96, 97,
98, 102, 106 and 107 of the Articles of
Association of the Company be amended by
deleting the words "Subject to Article 71(b)," in
the beginning of each of the Articles mentioned
above				Management	For	For
16		Resolved that clause 69 of Articles of Association of the Company be deleted		Management	For	For
17		Resolved that the existing clause 108 of the Articles of Association of the Company be amended in the specified manner		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	153,689	07-Jul-2011		15-Jul-2011
APTECH LTD
Security		Y0190J101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE266F01018		Agenda		703208252 - Management
Record Date				Holding Recon Date		19-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		21-Jul-2011
SEDOL(s)		6548087 - B3BGFL3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and adopt the Audited Profit and Loss Account for the financial year ended 31st March, 2011, the Balance Sheet as at that date and the Report of the Directors and Auditors thereon		Management	For	For
2		To declare a dividend for the financial year ended 31st March, 2011		Management	For	For
3		To appoint a Director in place of Mr. Walter Saldanha who retires by rotation and being eligible offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Mr. Yash Mahajan who retires by rotation and being eligible offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Mr. Utpal Sheth who retires by rotation and being eligible offers himself for reappointment		Management	For	For
6	To re-appoint M/s. Khimji Kunverji & Co.,
Chartered Accountants, Mumbai as Statutory
Auditors of the Company on such remuneration
as agreed upon by the Board of Directors and the
Statutory Auditors payable in connection with the
audit of the Accounts of the Company for the next
financial year				Management	For	For
7	Resolved that the vacancy caused by the
retirement of Mr. Pramod Khera, who retires by
rotation at the ensuing Annual General Meeting
and who does not seek re-appointment be not
filled up at this meeting and may be filled up by
the Board of Directors at a later date				Management	For	For
8	Resolved that pursuant to the provisions of
Sections 198, 309, 310, 349, 350 and any other
applicable provisions, if any, of the Companies
Act, 1956 and subject to such other approvals,
permissions, or sanctions as may be necessary,
the consent of the members of the Company be
and is hereby accorded to the Board of Directors
of the Company to decide and to pay the
remuneration by way of commission (over and
above the payment of sitting fees) to the
Directors of the Company other than the
Managing Director of the Company, a sum not
exceeding 1% per annum of the net profits of the
Company computed in the manner laid down in
Section 349 and 350 of the Companies Act, 1956
in any financial year upto a period of 5 years
commencing from July 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	80,210	07-Jul-2011		15-Jul-2011
AUROBINDO PHARMA LTD
Security		Y04527142		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		INE406A01037		Agenda		703218544 - Management
Record Date				Holding Recon Date		27-Jul-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		19-Jul-2011
SEDOL(s)		6702634		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
balance sheet as at March 31, 2011 and profit
and loss account and cash flow statement for the
year ended on that date and the report of the
Board of Directors and the Auditors thereon				Management	For	For
2		To declare dividend on the equity shares		Management	For	For
3		To appoint a director in place of Mr. K. Ragunathan who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a director in place of Dr. M. Sivakumaran who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5		To appoint a director in place of Mr. M. Madan Mohan Reddy who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
6	To appoint M/s. S.R. Batliboi and associates
(Registration No. 101049W) as Statutory Auditors
of the company to hold office from the conclusion
of this Annual General Meeting until the
conclusion of the next Annual General Meeting
and to authorize the board of directors to fix their
remuneration				Management	For	For
7	Resolved that pursuant to the provisions of
Sections 198 269, 309, 311 and other applicable
provisions, if any, of the Companies Act, 1956
(Act) read with Schedule XIII to the said Act and
subject to such other consents approvals as may
be required, Mr. P.V. Ramprasad Reddy be and
is hereby reappointed as a Whole Time Director
of the Company in the capacity of Executive
Chairman for a further period of five years with
effect from June 29, 2011 and whose term of
office shall not be liable to determination by
retirement of directors at the specified
remuneration and perquisites. CONTD				Management	For	For
CONT	CONTD Further resolved that notwithstanding
anything to the contrary herein-contained, where
in any financial year during the currency of the
tenure of-Mr. P.V. Ramprasad Reddy, the
company has no profits or its profits are-
inadequate, the company will pay remuneration
by way of salary, allowances-and perquisites
within the limits as laid down under Sections 198,
309, 310-and all other applicable provisions, if
any, of the Act read with Schedule-XIII of the Act,
as in force from time to time				Non-Voting
8	Resolved that pursuant to the provisions of
Sections 198, 269, 309, 311 and other applicable
provisions, if any, of the Companies Act, 1956
(Act), read with Schedule XIII to the said Act and
subject to such other consents approvals as may
be required, Mr. K. Nithyananda Reddy be and is
hereby reappointed as Managing Director of the
Company for a further period of five years with
effect from June 29, 2011 whose term of office
shall not be liable to determination by retirement
of directors at the specified remuneration and
perquisites. CONTD				Management	For	For
CONT	CONTD Further resolved that notwithstanding
anything to the contrary herein-contained, where
in any financial year during the currency of the
tenure of-Mr. K. Nithyananda Reddy, the
company has no profits or its profits are-
inadequate, the company will pay remuneration
by way of salary, allowances-and perquisites
within the limits as laid down under Sections 198,
309, 310-and all other applicable provisions, if
any, of the Act read with Schedule-XIII of the Act,
as in force from time to time				Non-Voting
9	Resolved that pursuant to Section 314(1) and
other applicable provisions, if any, of the
Companies Act, 1956 (Act), the remuneration
payable to Ms. K. Kirthi Reddy, Head Unit IV, a
relative of Mr. P. V. Ramprasad Reddy,
Chairman, Mr. K. Nithyananda Reddy, Managing
Director and Mr. P. Sarath Chandra Reddy,
Director of the Company be increased to INR
1,00,000 (Rupees One Lakh) per month with
effect from April 1, 2011 consisting of Basic
Salary, HRA together with Provident Fund
Benefits, Leave Travel Concession,
reimbursement of medical expenses and other
benefits and perquisites as per the rules of the
Company. Resolved further that the CONTD				Management	For	For
CONT	CONTD Board of Directors of the Company be
and is hereby authorized to-promote her to higher
cadres and/or sanction her increments and/or-
accelerated increments within the said cadre or
higher cadre as and when the-Board of Directors
deem fit, subject to the rules and regulations of
the-Company in force, from time to time within
the permissible total monthly-remuneration that
may be prescribed in this behalf from time to time
under-Section 314 of the Act				Non-Voting
10	Resolved that pursuant to the provisions of
Section 310 and other applicable provisions, if
any, of the Companies Act, 1956, and Article 40
of the Articles of Association of the Company and
subject to such approvals including approval of
Central Government, as may be required,
consent be and is hereby accorded for
enhancement in the payment of the sitting fees to
each of the director up to an amount not
exceeding INR 50,000 for attending each
meeting of the Board of Directors or a Committee
thereof, of the Company as may hereinafter be
decided by the Board of Directors of the company				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-6. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	5,434	15-Jul-2011		15-Jul-2011
IGUATEMI EMPRESA DE SHOPPING CENTERS SA, SAO PAULO
Security		P5352J104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		29-Jul-2011
ISIN		BRIGTAACNOR5		Agenda		703230665 - Management
Record Date				Holding Recon Date		27-Jul-2011
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		25-Jul-2011
SEDOL(s)		B1NXMK6 - B1RCDX9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
1	To vote regarding the proposal for the change of
the address of the head office of the Company,
which is currently located in the city of Sao Paulo,
state of Sao Paulo, at Avenida Dr. Chucri Zaidan
920, 16th floor, with the intention of moving the
head office to Rua Angelina Maffei Vita 200, 9th
floor, city of Sao Paulo, state of Sao Paulo				Management	For	For
2		To vote regarding the proposal to increase the maximum number of members of the board of directors from 7 to 8 members		Management	For	For
3		To elect a member to fill the position on the board of directors, created here, with a term in office that coincides with that of the other members who have already been elected		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	33,516	16-Jul-2011		26-Jul-2011
GODREJ INDUSTRIES LTD
Security		Y2733G164		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Jul-2011
ISIN		INE233A01035		Agenda		703203478 - Management
Record Date				Holding Recon Date		27-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		22-Jul-2011
SEDOL(s)		B1BFBC9 - B1CKT30		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTION 10 IS A SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT-RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1	To consider and adopt the Audited Profit & Loss
Account and Cash Flow Statement for the year
ended March 31, 2011, the Balance Sheet as at
that date, the Auditors' Report thereon, the
Directors' Report along with Management
Discussion and Analysis Report and the
Statement of Corporate Governance				Management	For	For
2		To declare dividend for the financial year ended March 31, 2011		Management	For	For
3		To appoint a Director in place of Mr. V.M. Crishna, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. K.N. Petigara, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. J.N. Godrej, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Ms. T.A. Dubash, who retires by rotation and being eligible, offers herself for re-appointment		Management	For	For
7	To appoint Auditors to hold office from the
conclusion of this Annual General Meeting till the
conclusion of the next Annual General Meeting,
and to authorise the Board of Directors of the
Company to fix their remuneration. M/s.
Kalyaniwalla & Mistry, Chartered Accountants
(Registration No.104607W), the retiring Auditors,
are eligible for re-appointment				Management	For	For
8		To revise the terms of appointment and remuneration of Ms. Nisaba A. Godrej as a Special Resolution		Management	For	For
9		Investment in Godrej Consumer Products Ltd. u/s 372A of the Companies Act, 1956, as a Special Resolution		Management	For	For
10		Notice received from Mr. Shyamsunder S. Jaipuria for his appointment as Director, as a Special Resolution		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	164,947	06-Jul-2011		18-Jul-2011
EVEREST KANTO CYLINDER LTD, MUMBAI
Security		Y23622114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Jul-2011
ISIN		INE184H01027		Agenda		703207755 - Management
Record Date				Holding Recon Date		28-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		22-Jul-2011
SEDOL(s)		B0K4Y65		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the audited Balance Sheet as at 31st March, 2011, the Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon		Management	For	For
2		To declare a dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Naresh Oberoi, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Vyomesh Shah, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. Gurdeep Singh, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	Resolved that M/s. Dalal & Shah, Chartered
Accountants, (Registration Number 102021W),
be and are hereby re-appointed as Statutory
Auditors of the Company, to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting of the Company on such remuneration
as shall be fixed by the Board of Directors				Management	For	For
7	Resolved that M/s. Arun Arora & Co., Chartered
Accountants, (Registration Number A-12018), be
and are hereby re-appointed as Branch Auditors
of the Company, to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting of the Company on such remuneration
as shall be fixed by the Board of Directors				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	118,971	07-Jul-2011		18-Jul-2011
SREI INFRASTRUCTURE FINANCE LTD
Security		Y8133H116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Jul-2011
ISIN		INE872A01014		Agenda		703214673 - Management
Record Date				Holding Recon Date		28-Jul-2011
City /	Country	KOLKATA /	India	Vote Deadline Date		20-Jul-2011
SEDOL(s)		6296212 - B55T2B1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTIONS 6 AND 7 IS A SHAREHOLDER PROPOSAL WHEREAS- MANAGEMENT RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1		To receive, consider and adopt the profit and loss account for the financial year ended March 31, 2011, the balance sheet as at that date and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare dividend on the Equity Shares of the Company		Management	For	For
3		To elect a Director in place of Mr. S. Rajagopal who retires by rotation and being eligible, seeks re appointment		Management	For	For
4		To elect a Director in place of Mr. Saud Ibne Siddique who retires by rotation and being eligible, seeks re-appointment		Management	For	For
5	To re-appoint Messrs Haribhakti and Co.,
Chartered Accountants having registration
No.103523W allotted by The Institute of
Chartered Accountants of India (ICAI), Auditors
of the Company, who shall hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting of the Company at a remuneration to be
fixed by the Board of Directors of the Company
based on the recommendation of the Audit
Committee, in addition to reimbursement of all
out-of-pocket expenses as may be incurred in
connection with the audit of the accounts of the
Company				Management	For	For
6	Resolved That Mr. Avinder Singh Bindra who
was appointed by the Board as an Additional
Director of the Company with effect from
25.01.2011 and who holds office up to the date of
this Annual General Meeting in terms of Section
260 of the Companies Act, 1956 and in respect of
whom the Company has received a notice in
writing from a Member of the Company under
Section 257 of the Companies Act, 1956
proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company liable to
retirement by rotation				Management	For	For
7	Resolved That Mr. Sujitendra Krishna Deb who
was appointed by the Board as an Additional
Director of the Company with effect from
19.05.2011 and who holds office up to the date of
this Annual General Meeting in terms of Section
260 of the Companies Act, 1956 and in respect of
whom the Company has received a notice in
writing from a Member of the Company under
Section 257 of the Companies Act, 1956
proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company liable to
retirement by rotation				Management	For	For
8	Resolved That pursuant to Section 293(1) (d) and
other applicable provisions of the Companies Act,
1956 and in supersession of the earlier resolution
passed at the Annual General Meeting of the
Company held on September 17, 2005, consent,
authority and approval of the Company be and is
hereby accorded to the Board of Directors to
borrow any sums of money from time to time as
they may deem fit for the purpose of carrying on
the business of the Company, so however, that
the total amount of such borrowings outstanding
at any time shall not exceed INR 20,000 crores
(Rupees Twenty Thousand Crores only)
notwithstanding that the moneys to be borrowed
together with the moneys already borrowed by
the Company (apart from temporary loans, if any,
obtained from the Company's bankers in the
ordinary course of business) will CONTD				Management	For	For
CONT		CONTD exceed the aggregate of the paid up capital of the Company and its free-reserves, that is to say, reserves not set apart for any specific purpose		Non-Voting
9	Resolved That subject to the provisions of
Section 314 and other applicable provisions, if
any, of the Companies Act, 1956 and such other
approvals as may be necessary, consent of the
Company be and is hereby accorded to the
holding of an office or place of profit by Mr.
Shyamalendu Chatterjee, Director of the
Company in Srei Sahaj e- Village Limited,
subsidiary of the Company, on such terms as
may be approved by the Board of Directors of the
said subsidiary company				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	365,305	13-Jul-2011		18-Jul-2011
HAVELLS INDIA LTD
Security		Y3114H136		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Aug-2011
ISIN		INE176B01026		Agenda		703207743 - Management
Record Date				Holding Recon Date		28-Jul-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		21-Jul-2011
SEDOL(s)		6709776 - B12L4R2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at 31st March,
2011, the Profit and Loss Account of the
Company for the year ended on that date, and
the Reports of the Auditors and Directors thereon				Management	For	For
2		To declare dividend for the financial year ended on 31st March, 2011		Management	For	For
3		To appoint a Director in place of Shri. Avinash Parkash Gandhi, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri. Niten Malhan who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	Resolved that pursuant to the provisions of
Section 224 of the Companies Act, 1956, M/s V.
R. Bansal & Associates, Chartered Accountants
(Registration No. 016534N), be and are hereby
reappointed as the auditors of the Company till
the conclusion of the next Annual General
Meeting and the Board of Directors / Audit
Committee of the Company be and is hereby
authorised to fix their remuneration				Management	For	For
6	Resolved that M/s. S. R. Batliboi & Co.,
Chartered Accountants (Registration No.
301003E), be and are hereby appointed as the
Joint Auditors of the Company together with M/s
V. R. Bansal & Associates, Chartered
Accountants, the retiring Auditors of the
Company from the conclusion of the ensuing
Annual General Meeting till the conclusion of the
next Annual General Meeting and the Board of
Directors / Audit Committee of the Company be
and is hereby authorised to fix their remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	102,363	07-Jul-2011		18-Jul-2011
DATATEC LTD
Security		S2100Z123		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		03-Aug-2011
ISIN		ZAE000017745		Agenda		703175251 - Management
Record Date		01-Aug-2011		Holding Recon Date		01-Aug-2011
City /	Country	SANDOWN /	South Africa	Vote Deadline Date		26-Jul-2011
SEDOL(s)		5740538 - 6149479 - B0372K1 - B1FDH43		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		General authority to provide any financial assistance to any Group company		Management	For	For
2		Authorisation of non-executive directors' fees		Management	For	For
3		Authority to sign all documents required		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING DATE FROM 5
JULY-2011 TO 3 AUGUST 2011. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT R-ETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. T-HANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	9,110	30-Jun-2011		26-Jul-2011
TATA STEEL LTD, MUMBAI
Security		Y8547N139		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		03-Aug-2011
ISIN		INE081A01012		Agenda		703203430 - Management
Record Date				Holding Recon Date		01-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		26-Jul-2011
SEDOL(s)		6101156 - B0K7S40		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTION 8 IS A SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT-RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1	To receive, consider and adopt the Audited Profit
and Loss Account for the year ended 31st March,
2011 and the Balance Sheet as at that date
together with the Report of the Board of Directors
and the Auditors thereon				Management	For	For
2		To declare Dividend on Ordinary Shares		Management	For	For
3		To appoint a Director in the place of Mr. R. N. Tata, who retires by rotation and is eligible for re- appointment		Management	For	For
4		To appoint a Director in the place of Mr. Nusli N. Wadia, who retires by rotation and is eligible for re-appointment		Management	For	For
5		To appoint a Director in the place of Mr. Subodh Bhargava, who retires by rotation and is eligible for re-appointment		Management	For	For
6		To appoint a Director in the place of Mr. Jacobus Schraven, who retires by rotation and is eligible for re-appointment		Management	For	For
7		To appoint auditors and fix their remuneration		Management	For	For
8	To appoint a Director in place of Dr. Karl-Ulrich
Koehler, who was appointed an Additional
Director of the Company by the Board of
Directors with effect from 12th November, 2010,
under Section 260 of the Companies Act, 1956,
(the Act) and who holds office upto the date of
the forthcoming Annual General Meeting but who
is eligible for appointment and in respect of whom
the Company has received a notice in writing
from a Member proposing his candidature for the
office of Director under the provisions of Section
257 of the Act				Management	For	For
9		Commission to Directors other than the Managing and Whole-time Directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGS BASIC MATERIALS MAURITIUS	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	5,384	06-Jul-2011		20-Jul-2011
FIRSTSOURCE SOLUTIONS LTD
Security		Y25655104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		03-Aug-2011
ISIN		INE684F01012		Agenda		703230374 - Management
Record Date				Holding Recon Date		28-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		26-Jul-2011
SEDOL(s)		B1KKXG3 - B1RS337 - B1T5693		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 861239 DUE TO
DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT RESOLUTION 5 AND 6 ARE SHAREHOLDER PROPOSALS WHEREAS MANAGEME-NT RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1		To receive, consider and adopt the audited Balance Sheet as at March 31, 2011, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon		Management	For	For
2		To appoint Dr. Shailesh J. Mehta, as a Director of the Company, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint Mr. K. P. Balaraj, as a Director of the Company, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4	Resolved That M/s. B S R and Co., Chartered
Accountants, bearing Registration Number:
101248W, be and are hereby appointed as the
Statutory Auditors of the Company to hold office
from the conclusion of this Annual General
Meeting until the conclusion of the next Annual
General Meeting, on a remuneration to be fixed
by the Board of Directors (which term shall
include any Committee of the Board) of the
Company				Management	For	For
5	Resolved That Mr. Mohit Bhandari, who was
appointed as a Director by the Board of Directors
on January 9, 2009, in the casual vacancy
caused by the resignation of Mr. Dinesh Vaswani,
and who holds office upto the date of this Annual
General Meeting, and in respect of whom a
notice has been received from a member under
section 257 of the Companies Act, 1956,
proposing his candidature for the office of
Director of the Company, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
6	Resolved That Mr. Pravir Vohra, who was
appointed as a Director by the Board of Directors
on July 27, 2010, in the casual vacancy caused
by the resignation of Ms. Lalita D. Gupte, and in
respect of whom a notice has been received from
a member under section 257 of the Companies
Act,1956, proposing his candidature for the office
of Director of the Company, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	984,975	16-Jul-2011		26-Jul-2011
ECOPETROL S A
Security		279158109		Meeting Type		Special
Ticker Symbol		EC		Meeting Date		03-Aug-2011
ISIN		US2791581091		Agenda		933492263 - Management
Record Date		11-Jul-2011		Holding Recon Date		11-Jul-2011
City /	Country	/	United States	Vote Deadline Date		29-Jul-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
04		APPROVAL OF THE AGENDA		Management	For	Against
05		APPOINTMENT OF THE PRESIDENT FOR THE MEETING		Management	For	Against
06		APPOINTMENT OF THE COMMISSION IN CHARGE OF SCRUTINIZING ELECTIONS AND POLLING		Management	For	Against
07		APPOINTMENT OF THE COMMISSION IN CHARGE OF REVIEWING AND APPROVING THE MINUTES OF THE MEETING		Management	For	Against
08		ELECTION OF THE BOARD OF DIRECTORS (ORIGINATED IN THE EIGHTH POSITION'S VACANCY, WHICH CORRESPONDS TO THE DIRECTOR NOMINATED BY THE DEPARTMENTS THAT PRODUCE HYDROCARBONS EXPLOITED BY ECOPETROL)		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	14,743	27-Jul-2011		27-Jul-2011
VODACOM GROUP LIMITED, SOUTH AFRICA
Security		S9453B108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		04-Aug-2011
ISIN		ZAE000132577		Agenda		703201094 - Management
Record Date		29-Jul-2011		Holding Recon Date		29-Jul-2011
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		28-Jul-2011
SEDOL(s)		B6161Y9 - B65B4D0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.O.1		Adoption of the annual financial statements		Management	For	For
2.O.2		Election of Mr N J Read as a director		Management	For	For
3.O.3		Election of Ms A Kekana as a director		Management	For	For
4.O.4		Re election of Mr M P Moyo as a director		Management	For	For
5.O.5		Re election of Mr R A W Schellekens as a director		Management	For	For
6.O.6		Re election of Ms T M Mokgosi Mwantembe as a director		Management	For	For
7.O.7		Re appointment of Deloitte and Touche as auditors of the Company		Management	For	For
8.O.8		Approval of the remuneration policy		Management	For	For
9.O.9		Appointment of Mr TA Boardman as a member of the Audit, Risk and Compliance Committee of the Company		Management	For	For
10O10		Appointment of Mr P J Moleketi as a member of the Audit Risk and Compliance Committee of the Company		Management	For	For
11O11		Appointment of Ms A Kekana as a member of the Audit Risk and Compliance Committee of the Company		Management	For	For
12O12		Amendment to the rules of the Company's Forfeitable Share Plan		Management	For	For
13S.1		General authority to repurchase shares in the Company		Management	For	For
14S.2		Financial assistance to related or inter related companies and others		Management	For	For
15S.3		Increase in non executive directors fees		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD DATE
AND C-HANGE IN NUMBERING OF
RESOLUTIONS. IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLE-ASE DO NOT RETURN
THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INS-TRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	6,084	01-Jul-2011		28-Jul-2011
BOMBAY DYEING & MANUFACTURING CO LTD
Security		Y0922X147		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		04-Aug-2011
ISIN		INE032A01015		Agenda		703211881 - Management
Record Date				Holding Recon Date		01-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		25-Jul-2011
SEDOL(s)		6099820 - B01YVB8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO REMOVAL OF COMMENT. IF YOU
HAVE ALR-EADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECID-E TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March, 2011 and the
Profit and Loss Account for the year ended on
that date together with the Reports of the
Directors and Auditors thereon				Management	For	For
2		To declare dividend		Management	For	For
3		To appoint a Director in place of Mr. Nusli N. Wadia, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Mr. R. N. Tata, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Mr. S. S. Kelkar, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
6		To appoint a Director in place of Mr. A. K. Hirjee, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
7	Resolved that M/s. Kalyaniwalla & Mistry,
Chartered Accountants, Mumbai, be and are
hereby appointed as Auditors of the Company, to
hold office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting on such remuneration
as shall be fixed by the Board of Directors of the
Company				Management	For	For
8	Resolved that Mr. Ness N. Wadia, who was
appointed as Additional Director by the Board of
Directors of the Company with effect from 1st
April, 2011 under section 260 of the Companies
Act, 1956 and Article 117 of the Articles of
Association of the Company and who holds office
upto the date of this Annual General Meeting and
in respect of whom the Company has received a
notice in writing under section 257 of the
Companies Act, 1956 from a Member proposing
his candidature for the office of a Director, be and
is hereby appointed as a Director of the
Company liable to retire by rotation				Management	For	For
9	Resolved that pursuant to the provisions of
Sections 198, 269, 309, 311, Schedule XIII and
other applicable provisions, if any, of the
Companies Act, 1956 ("the Act") (including any
statutory modification(s) or re-enactment thereof
for the time being in force) and pursuant to
Articles 145 and 146 of the Articles of Association
of the Company and subject to the approval of
the Central Government, if and to the extent
necessary, and such other approvals,
permissions and sanctions as may be required,
and subject to such conditions and modifications,
as may be prescribed or imposed by any of the
Authorities in granting such approvals,
permissions and sanctions, the consent of the
Company be and is hereby accorded to the
appointment of Mr. Jeh N. Wadia as Managing
Director of the Company for a period of 5 years
with effect from CONTD				Management	For	For
CONT	CONTD 1st April, 2011 on such terms and
conditions as the Board may consider-
appropriate. Resolved further that the payment of
remuneration to Mr. Jeh N.-Wadia may be on
such terms and conditions as approved by the-
Remuneration/Compensation Committee and by
the Board of Directors at their-respective
Meetings held on 29th March, 2011 and as set
out in the-Explanatory Statement under Section
173(2) of the Act annexed to the Notice-
convening the 131st Annual General Meeting and
in the Agreement to be entered-into between the
Company and Mr. Jeh N. Wadia, a draft whereof
duly initialed-by the Chairman for purposes of
identification is submitted to this Meeting,-which
Agreement is hereby specifically sanctioned with
liberty and power to-the Board of Directors
(hereinafter referred to as "the Board", which-
expression CONTD				Non-Voting
CONT	CONTD shall also include the
Remuneration/Compensation Committee of the-
Board), in the exercise of its discretion, to fix and
to revise from time to-time the actual
remuneration of Mr. Jeh N. Wadia within the
ceilings-stipulated in the Agreement and to
alter/vary/modify/amend from time to time-the
terms and conditions of the said appointment and
remuneration and/or-Agreement in such manner
as may be agreed to between the Board and Mr.
Jeh N.-Wadia, provided that such
alteration/variation/modification/amendment is in-
conformity with the applicable provisions of the
Act as amended from time to-time. resolved
further that where in any financial year comprised
in the-period of 3 years with effect from 1st April,
2011, during the currency of-tenure of Mr. Jeh N.
Wadia as Managing Director, the Company has
no profits-or its CONTD				Non-Voting
CONT	CONTD profits are inadequate, the Company
shall pay Mr. Jeh N. Wadia-remuneration as
determined from time to time by the Board
pursuant to the-authority vested in them in terms
of this Resolution, subject to compliance-with the
applicable provisions of Schedule XIII to the Act,
with the approval-of the Central Government if				Non-Voting			None
and to the extent necessary and that such-
remuneration shall be treated as the minimum
remuneration payable to Mr. Jeh-N. Wadia in the
absence or inadequacy of profits, in accordance
with the-provisions of Sections 198(4), 309(3),
311, Schedule XIII and other-applicable
provisions, if any, of the Act (including any
statutory-modification(s) or re-enactment thereof
for the time being in force).-resolved further that
the Board be and is hereby authorised to do all
such-acts, deeds, matters and things CONTD
CONT		CONTD as may be considered necessary and desirable to give effect to this-Resolution		Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 9. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	36,246	09-Jul-2011		21-Jul-2011
DLF LIMITED
Security		Y2089H105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		04-Aug-2011
ISIN		INE271C01023		Agenda		703216627 - Management
Record Date				Holding Recon Date		02-Aug-2011
City /	Country	HARYANA /	India	Vote Deadline Date		25-Jul-2011
SEDOL(s)		B1YLCV0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited balance sheet as at 31st March, 2011, the profit and loss account for the year ended on that date together with the reports of directors and auditors thereon		Management	For	For
2		To declare dividend		Management	For	For
3		To appoint a director in place of Ms. Pia Singh, who retires by rotation and being eligible, offers herself for re-appointment		Management	For	For
4		To appoint a director in place of Mr. G.S. Talwar, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a director in place of Mr. K.N. Memani, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	Resolved that Mr. Ravinder Narain, a director
who retires by rotation at the annual general
meeting has expressed his desire not to offer
himself for re appointment as a director and the
resulting vacancy be not filled up at the meeting				Management	For	For
7	To appoint auditors of the company to hold office
from the conclusion of this meeting until the
conclusion of the next annual general meeting
and to fix their remuneration. Ms. Walker, Chan
Diok and Co, the retiring auditors are eligible for
re-appointment				Management	For	For
8	Resolved that pursuant to the provisions of
section 314(1) and other applicable provisions , if
any, of the companies act, 1956 (including any
statutory modification or re enactment thereof, for
the time being in force), the consent of the
company, be and is hereby accorded to the
appointment of Mr. Rahul Talwar as senior
management trainee, DLF India Limited (DIL), a
subsidiary of the company w.e.f. 20th January,
2011 at a remuneration and on the-terms and
conditions as set out in the explanatory statement
annexed to the notice. Resolved further that the
board of directors of the company including any
duly constituted committee thereof (hereinafter
referred to as the board) be and is hereby
authorised to take all such steps as may be
necessary, proper or expedient to give effect to-
this resolution				Management	For	For
9	Resolved that pursuant to the provisions of
section 31 4(1) and other applicable provisions, if
any, of the companies act, 1956 (including any
statutory modification or re enactment thereof, for
the time being in force), the consent of the
company, be and is hereby accorded to the
appointment of Ms. Kavita Singh as an advisor to
DLF Universal Limited (DUL), a wholly owned
subsidiary of the company, for a period of three
years w.e.f. 1st June, 2011 at a remuneration
and on the terms and conditions as set out in the
explanatory statement annexed to the notice.
Resolved further that the board of directors of the
company including any duly constituted
committee thereof (hereinafter-referred to as the
board) be and is hereby authorised to take all
such steps as may be necessary, proper or
expedient to give effect to this resolution				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	598,519	13-Jul-2011		21-Jul-2011
IL&FS TRANSPORTATION NETWORKS LTD, MUMBAI
Security		Y38742105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		05-Aug-2011
ISIN		INE975G01012		Agenda		703212833 - Management
Record Date				Holding Recon Date		03-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		28-Jul-2011
SEDOL(s)		B3PHKL7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Balance
Sheet as at March 31, 2011 and the Profit and
Loss Account for the financial year ended on that
date together with the Reports of Directors and
Auditors thereon				Management	For	For
2		To declare a dividend		Management	For	For
3		To appoint a Director in place of Mr. Ravi Parthasarathy, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Hari Sankaran, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. H P Jamdar, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Mr. Mukund Sapre, Executive Director who retires by rotation and being eligible, offers himself for re- appointment		Management	For	For
7	Resolved that M/s. Deloitte Haskins & Sells,
Chartered Accountants, Mumbai registered with
the Institute of Chartered Accountants of India
vide Membership No. 117366W be and are
hereby appointed as Auditors of the Company, to
hold office from the conclusion of this Meeting
until the conclusion of the next Annual General
Meeting on such remuneration as shall be fixed
by the Board of Directors of the Company				Management	For	For
8	Resolved that in supersession of the resolution
passed at the Annual General Meeting of the
Members of the Company held on August 29,
2008, and pursuant to the provisions of Section
293(1)(d) and all other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendments thereto or re-enactment thereof),
Foreign Exchange Management Act, 1999
including Rules and Regulations framed
thereunder, and subject to any other approval, if
required, consent of the Company be and is
hereby accorded to the Board of Directors or
Committee thereof to borrow by way of
loan/debentures (whether secured or unsecured)
/bonds/deposits/fund based/non-fund based
limits/guarantee for the purpose of the business
of the Company from the existing limit of INR.
2,500 Crores to INR. 3,500 Crores either in
Indian or Foreign Currency from CONTD				Management	For	For
CONT	CONTD time to time from any bank(s) or any
financial institution(s) or any-other institution(s),
firm(s), body  corporate(s) or other person(s) or
from-any other source in India or outside India for
the purpose of working capital-requirements of
the Company, notwithstanding that the moneys to
be borrowed-together with the moneys already
borrowed by the Company (apart from-temporary
loans obtained from the Company's bankers in
the ordinary course of-business), will exceed the
aggregate of the paid up capital of the Company-
and its free reserves, that is to say, reserves not
set apart for any-specific purposes Resolved
further that the Board of Directors of the
Company-including any Committee thereof be
and are hereby authorized to do all such-acts,
deeds, as the Board may, in its absolute
discretion, consider-necessary, CONTD				Non-Voting
CONT	CONTD expedient or desirable including power
to sub-delegate, in order to-give effect to this
resolution or as otherwise considered by the
Board to be-in the best interest of the Company,
as it may deem fit				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	88,806	12-Jul-2011		22-Jul-2011
PUNJ LLOYD LTD, GURGAON
Security		Y71549110		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		05-Aug-2011
ISIN		INE701B01021		Agenda		703253740 - Management
Record Date		24-Jun-2011		Holding Recon Date		24-Jun-2011
City /	Country	TBA /	India	Vote Deadline Date		27-Jul-2011
SEDOL(s)		B1VJSG4 - B1VVGY4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 860758 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Resolved that pursuant to Sections 16, 17 and
other applicable provisions, if any, of the
Companies Act, 1956, consent of the Company
be and is hereby accorded to alter the Other
Objects Clause III (C) of the Memorandum of
Association of the Company, by inserting the
specified new sub-clauses 45 & 46, immediately
after the existing sub-clause 44 thereof; Resolved
further that pursuant to the provisions of Section
149(2A) and all other applicable provisions, if
any, of the Companies Act, 1956 the approval of
the members of the Company be and is hereby
accorded to commence and carry on all or any of
the new business and activities as included in
clause 45 & 46 of the Other Objects Clause of
the Memorandum of Association of the Company
as amended above, at such time as the Board
may deem fit; Resolved further CONTD				Management	For	For
CONT		CONTD that the Board be and is hereby authorized, to do all such acts, deeds,-matters and things as may be necessary, expedient and usual to implement this-resolution		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-1. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	437,909	23-Jul-2011		27-Jul-2011
TIM PARTICIPACOES SA, RIO DE JANEIRO, RJ
Security		P91536105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		05-Aug-2011
ISIN		BRTCSLACNOR0		Agenda		703253853 - Management
Record Date				Holding Recon Date		03-Aug-2011
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		29-Jul-2011
SEDOL(s)		2292560 - B3PSB17		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1		To vote regarding the approval of the long term incentive plan of the company		Management	For	For
2	If the matter contained in item 1 above is
approved, to vote regarding the adjustment of the
maximum limit of the aggregate remuneration of
the executive committee, approved at the annual
general meeting of the company held on April 11,
2011, because of the potential increase in its
variable remuneration as a consequence of the
execution of the long term incentive plan of the
company				Management	For	For
3	To ratify the interim appointment of a member of
the board of directors of the company, done at
the meeting of the board of directors held on July
20, 2011, in accordance with the terms of article
150 of law number 6404.1976 and of article 20,
paragraphs 2 and 4, of the corporate bylaws of
the company				Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF VOTING OPTIONS
COMMENT.-IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM U-NLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	377,137	23-Jul-2011		04-Aug-2011
DIVI'S LABORATORIES LTD
Security		Y2076F112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Aug-2011
ISIN		INE361B01024		Agenda		703217403 - Management
Record Date				Holding Recon Date		04-Aug-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		27-Jul-2011
SEDOL(s)		6602518		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the audited Balance Sheet as at 31st March 2011, the Profit and Loss account for the year ended 31st March 2011 along with the reports of Directors and the Auditors thereon		Management	For	For
2		To declare dividend for the financial year 2010- 2011		Management	For	For
3		To appoint a Director in place of Mr. G. Venkata Rao, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Dr. G. Suresh Kumar, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Mr. Madhusudana Rao Divi, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
6	To appoint M/s. P.V.R.K. Nageswara Rao & Co.,
Chartered Accountants, Hyderabad (Firm's Regn.
No. 002283S) as Auditors of the Company who
shall hold office from the conclusion of the
ensuing Annual General Meeting to the
conclusion of next Annual General Meeting and
to fix their remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	2,698	14-Jul-2011		27-Jul-2011
MAHINDRA & MAHINDRA LTD
Security		Y54164150		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Aug-2011
ISIN		INE101A01026		Agenda		703217427 - Management
Record Date				Holding Recon Date		04-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		29-Jul-2011
SEDOL(s)		6100186		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and adopt the audited Balance Sheet as at 31st March, 2011 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon		Management	For	For
2		To declare a dividend on Ordinary (Equity) Shares		Management	For	For
3		To appoint a Director in place of Mr. Anand G. Mahindra who retires by rotation and, being eligible, offers himself for re-election		Management	For	For
4		To appoint a Director in place of Mr. Bharat Doshi who retires by rotation and, being eligible, offers himself for re-election		Management	For	For
5		To appoint a Director in place of Mr. Nadir B. Godrej who retires by rotation and, being eligible, offers himself for re-election		Management	For	For
6		To appoint a Director in place of Mr. M. M. Murugappan who retires by rotation and, being eligible, offers himself for re-election		Management	For	For
7	Resolved that pursuant to section 224 of the
Companies Act, 1956, Messrs Deloitte Haskins &
Sells, Chartered Accountants (ICAI Registration
Number 117364W), the retiring Auditors of the
Company, be re-appointed as Auditors of the
Company to hold office from the conclusion of
this Annual General Meeting, until the conclusion
of the next Annual General Meeting of the
Company at a remuneration to be determined by
the Board of Directors of the Company in addition
to out of pocket expenses as may be incurred by
them during the course of the Audit				Management	For	For
8	Resolved that pursuant to the provisions of
sections 198, 269, 309, 310, 311 and all other
applicable provisions of the Companies Act, 1956
("the Act") (including any statutory modification or
re-enactment thereof for the time being in force)
read with Schedule XIII of the Act and subject to
the approval of the Central Government, if
necessary, and such other approvals,
permissions and sanctions, as may be required
and subject to such conditions and modifications,
as may be prescribed or imposed by any of the
authorities in granting such approvals,				Management	For	For	None
permissions and sanctions, approval of the
Company be accorded to the revision in the scale
of salary payable to Mr. Anand G. Mahindra as
the Managing Director of the Company
designated as Vice-Chairman & Managing
Director and revision in the scale of salary and
basic salary CONTD
CONT	CONTD payable to Mr. Bharat Doshi as the
Executive Director designated as-Executive
Director and Group Chief Financial Officer
(hereinafter-collectively referred to as "the
Directors") with effect from 1st August,-2010 for
the remainder of the respective terms of Office of
the Directors as-stated hereunder as specified.
Further resolved that the perquisites-(including
allowances) payable or allowable and
commission to each of the-Directors be as
follows: Perquisites: 1. In addition to the salaries,
the-Directors shall also be entitled to perquisites
which would include-accommodation (furnished
or otherwise) or house rent allowance in lieu-
thereof, gas, electricity, water, furnishings,
medical reimbursement and-leave travel
concession for self and family, club fees, use of
Company cars,-medical and personal accident
CONTD				Non-Voting
CONT	CONTD insurance and other benefits, amenities
and facilities including those-under the
Company's Special Post Retirement Benefits
Scheme in accordance-with the Rules of the
Company. The value of the perquisites would be-
evaluated as per Income-tax Rules, 1962
wherever applicable and at cost in-the absence
of any such Rule. 2. Contribution to Provident
Fund,-Superannuation Fund, Annuity Fund and
Gratuity would not be included in the-computation
of ceiling on remuneration to the extent these
either singly or-put together are not taxable under
the Income-tax Act, 1961. 3. Encashment of-
earned leave at the end of their respective
tenures as per Rules of the-Company shall not
be included in the computation of ceiling on
remuneration.-4. Provision of car for use on
Company's business, telephone and other-
communication CONTD				Non-Voting
CONT	CONTD facilities at residence would not be
considered as perquisites.-Commission: In
addition to the salary and perquisites, the
Directors would be-entitled to such commission
based on the net profits of the Company in any-
financial year not exceeding one per cent of such
profits to each of them as-the
Remuneration/Compensation Committee shall
decide, having regard to the-performance of the
Company. Provided that the remuneration
payable to the-Directors (including the salaries,
commission, perquisites, benefits and-amenities)
does not exceed the limits laid down in sections
198 and 309 of-the Act, including any statutory
modifications or re-enactment thereof.-Further
resolved that where in any financial year during
the currency of the-tenure of the Directors, the
Company has no profits or its profits are-
inadequate, the CONTD				Non-Voting
CONT	CONTD Company may pay to the Directors, the
above remuneration as the minimum-
remuneration by way of salaries, perquisites and
other allowances and-benefits as specified above
subject to receipt of the requisite approvals, if-
any. Further resolved that for the purpose of
giving effect to this-Resolution, the Board of
Directors of the Company (hereinafter referred to
as-the 'Board' which term shall be deemed to
include any duly authorised-Committee thereof,
for the time being exercising the powers
conferred on the-Board by this Resolution) be
authorised to do all such acts, deeds, matters-
and things as it may, in its absolute discretion,
deem necessary, proper or-desirable and to
settle any questions, difficulties or doubts that
may arise-in this regard and further to execute all
necessary documents, applications,-returns
CONTD				Non-Voting
CONT		CONTD and writings as may be necessary, proper, desirable or expedient		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	6,354	14-Jul-2011		29-Jul-2011
IMPERIAL HOLDINGS LTD (IPLP)
Security		S38127122		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		08-Aug-2011
ISIN		ZAE000067211		Agenda		703239310 - Management
Record Date		03-Aug-2011		Holding Recon Date		03-Aug-2011
City /	Country	BEDFORDVIEW /	South Africa	Vote Deadline Date		01-Aug-2011
SEDOL(s)		B095WZ4 - B0CPLB0 - B0GLZJ0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Authority to provide financial assistance		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	3,358	20-Jul-2011		28-Jul-2011
PIRAMAL HEALTHCARE LTD
Security		Y6941N101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		09-Aug-2011
ISIN		INE140A01024		Agenda		703231011 - Management
Record Date				Holding Recon Date		05-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		01-Aug-2011
SEDOL(s)		B058J56 - B074H47		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited Balance Sheet as at and the Profit and Loss Account for the financial year ended on 31st March, 2011 and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare dividend(s)		Management	For	For
3		To appoint a Director in place of Mr. Y. H. Malegam, who retires by rotation and is eligible for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Deepak Satwalekar, who retires by rotation and is eligible for re-appointment		Management	For	For
5		To appoint Auditors to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration		Management	For	For
6	Resolved that Mr. Amit Chandra, who was
appointed as an Additional Director with effect
from 20th June, 2011 under section 260 of the
Companies Act, 1956 read with Article 115 of the
Articles of Association of the Company and who
holds office upto the date of this Annual General
Meeting, be and is hereby appointed as a
Director of the Company				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	3,422	19-Jul-2011		01-Aug-2011
ORBIT CORPORATION LTD
Security		Y6472A106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		09-Aug-2011
ISIN		INE628H01015		Agenda		703248004 - Management
Record Date				Holding Recon Date		05-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		01-Aug-2011
SEDOL(s)		B1W1FC4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Balance Sheet as at 31st March, 2011 and Profit & Loss Account for the year ended 31st March, 2011 together with the Reports of the Directors' and Auditors' thereon		Management	For	For
2		To declare Dividend		Management	For	For
3		To appoint a Director in place of Mr. Prithvi Raj Jindal, who retires by rotation at the ensuing Annual General Meeting and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Kuldip Bhargava, who retires by rotation at the ensuing Annual General Meeting and being eligible, offers himself for re-appointment		Management	For	For
5	To appoint Ms. Sharp & Tannan as Statutory
Auditors of the Company to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting and to fix their remuneration				Management	For	For
6	Resolved that Mr. Satish Chandra Gupta, who
was appointed as an Additional Director of the
Company by the Board of Directors pursuant to
Section 260 of the Companies Act, 1956 ("the
Act"), read with Article 121 of the Articles of
Association of the Company and whose term of
office as a Director expires at this Annual
General Meeting and in respect of whom a notice
in writing under Section 257 of the Act has been
left at the Registered Office of the Company by a
Member signifying his intention to propose him as
a candidate for the office of Director, be and is
hereby appointed as a Director of the Company
liable to retire by rotation in accordance with
Section 257 and other applicable provisions of
the Act				Management	For	For
7	Resolved that pursuant to the provisions of
Section 31 and any other applicable provisions, if
any, of the Companies Act, 1956 and pursuant to
Article 192(1) of the Articles of Association of the
Company which be and is hereby altered and
stands substituted as: "192(1) A document or
notice may be served or given by the Company				Management	For	For	None
on any member either by sending it through
physical or electronic mode." Resolved further
that the Board of the Directors of the Company
and/or the Company Secretary be and is hereby
authorised to sign, file and execute all the
documents necessary to give effect to the
aforesaid resolution
8	Resolved that in accordance with the provisions
contained in the Articles of Association of the
Company, Section 81 and other applicable
provisions of Companies Act, 1956, if any, and
the provisions contained in Securities and
Exchange Board of India (Employees Stock
Option Scheme and Employee Stock Purchase
Scheme) Guidelines, 1999 including any
statutory modification(s) or re-enactment of the
Act or the Guidelines, for the time being in force
and subject to other approvals, permissions and
sanctions as may be necessary and subject to
such conditions and modifications as may be
prescribed or imposed by the authorities while
granting such approvals, permissions and
sanctions which are agreed to by Board of
Directors of the Company (hereinafter referred to
as "the Board" which term shall be deemed to
include Compensation Committee of the Board
which supervises ESOS), CONTD				Management	For	For
CONT	CONTD approval and consent of the Company
be and is hereby accorded to the-Board to re-
price the Options already granted and to be
granted under "Orbit-ESOS-2009" which was
approved by the Members in their Extra-Ordinary
General-Meeting held on 9th July 2009. Resolved
further that such re-pricing of the-Options already
granted and to be granted is done without any
change or-modification in the vesting
period/schedule, exercise period and/or any
other-specific terms and conditions under which
such Options have been granted and-to be
granted. Resolved further that the Board be and
is hereby authorised to-do all such acts, deeds,
matters and things as it may consider
necessary,-expedient, usual or proper to give full
effect to this resolution and/ or to-settle any
question or difficulty that may arise with regard to
the-re-pricing of the said Options				Non-Voting
9	Resolved that the consent of the Company be
and is hereby accorded to the re-pricing of
Options mentioned in the Resolution no. 8 under
"Orbit ESOS-2009" to be Options granted to the
Directors and employees of the Subsidiary
companies of the Company				Management	For	For
10	Resolved that pursuant to the provisions of
Section 198, 269, 309, 310, 311, 314 read with
Schedule XIII and other applicable provisions of
the Companies Act, 1956, if any, variation in
managerial remuneration of Mr. Ravi Kiran
Aggarwal, Chairman & Executive Director of the
Company for a period of three years with effect
from 1st April, 2011 be and is hereby proposed
by the Board and as recommended by the
Remuneration Committee at the specified
managerial remuneration. Resolved further that
in the event of absence or inadequacy of profits				Management	For	For	None
in any financial year the managerial remuneration
payable to Mr. Ravi Kiran Aggarwal shall be
governed by Part II of Section II of Schedule XIII
of the Companies Act, 1956 including any
statutory modifications or re-enactments thereof
for the time being in force, as may be approved
by the Board from time to time. CONTD
CONT	CONTD Resolved further that any one of the
Director or Company Secretary of-the Company,
be and is hereby authorized to sign such
documents and papers-and file necessary forms
with the Ministry of Corporate Affairs, and such-
other authorities as required to give effect to the
above				Non-Voting
11	Resolved that pursuant to the provisions of
Section 198, 269, 309, 310, 311, read with
Schedule XIII and other applicable provisions of
the Companies Act, 1956, if any, variation in
managerial remuneration of Mr. Pujit Aggarwal,
Managing Director & CEO the Company for a
period of three years with effect from 1st April,
2011 be and is hereby proposed by the Board
and as recommended by the Remuneration
Committee at the specified managerial
remuneration. Resolved further that in the event
of absence or inadequacy of profits in any
financial year the managerial remuneration
payable to Mr. Pujit Aggarwal shall be governed
by Part II of Section II of Schedule XIII of the
Companies Act, 1956 including any statutory
modifications or re-enactments thereof for the
time being in force, as may be approved by the
Board from time to time. CONTD				Management	For	For
CONT	CONTD Resolved further that any one of the
Director or Company Secretary of-the Company,
be and is hereby authorized to sign such
documents and papers-and file necessary forms
with the Ministry of Corporate Affairs, and such-
other authorities as required to give effect to the
above				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	174,693	22-Jul-2011		26-Jul-2011
PIRAMAL HEALTHCARE LTD
Security		Y6941N101		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		09-Aug-2011
ISIN		INE140A01024		Agenda		703253574 - Management
Record Date				Holding Recon Date		05-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		01-Aug-2011
SEDOL(s)		B058J56 - B074H47		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Approving with or without modification(s), the
proposed arrangement embodied in the Scheme
of Arrangement between Piramal Life Sciences
Limited and Piramal Healthcare Limited and their
respective shareholders ('Scheme')				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	3,422	23-Jul-2011		01-Aug-2011
PIRAMAL HEALTHCARE LTD
Security		Y6941N101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Aug-2011
ISIN		INE140A01024		Agenda		703256378 - Management
Record Date				Holding Recon Date		05-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		01-Aug-2011
SEDOL(s)		B058J56 - B074H47		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that pursuant to Section 81 (1A) and
other applicable provisions, if any, of the
Companies Act, 1956, (including any amendment
thereto or re-enactment thereof), the consent of
the Company be and is hereby accorded to the
Board of Directors (hereinafter referred to as the
"Board" which term shall be deemed to mean and
include one or more Committee(s) constituted/to
be constituted by the Board to exercise its
powers including the powers conferred by this
Resolution) to create, issue, offer and allot such
number of Equity Shares of face value of INR2/-
each credited as fully paid up to the Members of
Piramal Life Sciences Limited (whether such
persons are members of the Company or not) in
the ratio of 1 (one) Equity Share of INR2 of the
Company for every 4 (four) Equity Shares of
INR10 each held by them CONTD				Management	For	For
CONT	CONTD in Piramal Life Sciences Limited,
pursuant to and subject to the-provisions and the
terms and conditions of the arrangement
embodied in the-Scheme of Arrangement
between Piramal Life Sciences Limited and the
Company-and their respective shareholders;
resolved further that the aforesaid Equity-Shares
to be allotted shall be subject to the
Memorandum and Articles of-Association of the
Company and shall rank pari passu in all
respects with the-existing Equity Shares of the
Company; resolved further that for the purpose-of
the said issue and allotment of the Equity Shares,
the Board be and is-hereby authorized to accept
such modifications and/or conditions, if any,-
which may be required and/or imposed by the
Hon'ble High Court of Judicature-at Bombay
and/or by any other authority while sanctioning
the said CONTD				Non-Voting
CONT	CONTD Scheme or otherwise and to settle any
question or difficulty and to do-and perform all
such acts, deeds, matters and things as may be
necessary,-expedient, desirable or appropriate,
with power to delegate the authority-conferred by
this resolution to such person or persons as it
may deem fit				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	3,422	27-Jul-2011		01-Aug-2011
EMPRESA DE ENERGIA DE BOGOTA SA ESP, BOGOTA
Security		P37100107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Aug-2011
ISIN		COE01PA00026		Agenda		703263121 - Management
Record Date				Holding Recon Date		04-Aug-2011
City /	Country	BOGOTA /	Colombia	Vote Deadline Date		04-Aug-2011
SEDOL(s)		B3V65K2 - B4WJ1V0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Report on the registration and credentialing of attendees. Verification of the quorum		Management	For	For
2		Appointment of a committee to draft and approve the general meeting minutes		Management	For	For
3		Appointment of the chairperson of the general meeting		Management	For	For
4		Consideration of bylaws amendments		Management	For	For
5		Approval of an issuance and placement of common shares not subject to the preemptive rights described in the corporate bylaws		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	158,532	04-Aug-2011		04-Aug-2011
WUXI PHARMATECH (CAYMAN) INC.
Security		929352102		Meeting Type		Annual
Ticker Symbol		WX		Meeting Date		09-Aug-2011
ISIN		US9293521020		Agenda		933489785 - Management
Record Date		07-Jul-2011		Holding Recon Date		07-Jul-2011
City /	Country	/	United States	Vote Deadline Date		03-Aug-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		XIAOZHONG LIU BE AND HEREBY IS RE- ELECTED AS A DIRECTOR FOR A THREE- YEAR TERM		Management	For	Against
02		YING HAN BE AND HEREBY IS RE-ELECTED AS A DIRECTOR FOR A THREE-YEAR TERM		Management	For	Against
03		KIAN WEE SEAH BE AND HEREBY IS RE- ELECTED AS A DIRECTOR FOR A THREE- YEAR TERM		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	000EGShares Health Care GEMS ETF	THE BANK OF NEW YORK MELLON	2,616	16-Jul-2011		16-Jul-2011
CHINA LONGYUAN POWER GROUP CORPORATION LTD
Security		Y1501T101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		10-Aug-2011
ISIN		CNE100000HD4		Agenda		703191899 - Management
Record Date		08-Jul-2011		Holding Recon Date		08-Jul-2011
City /	Country	BEIJING /	China	Vote Deadline Date		01-Aug-2011
SEDOL(s)		B3MFW30 - B4Q2TX3 - B4XWG35		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110624/LTN20110624241.pdf		Non-Voting
1	To consider and approve the nomination of Mr.
Chen Bin as a non-executive director of the
Company, effective from the date of approval of
such change of the board of directors (the
"Board") by the shareholders at the EGM and
until the expiration of the term of the current
session of the Board. Meanwhile, to approve to
authorize the Remuneration and Assessment
Committee of the Board to determine the
remuneration of the new director according to his
terms of reference and taking into account his
duties and responsibilities upon the candidate for
new director being approved at the EGM, and to
authorize the chairman of the Company or any of
the executive directors to enter into a service
contract with the new director and handle all
other relevant matters on behalf of the Company
upon the candidate for new director being
approved at the EGM				Management	For	For
2	To consider and approve the nomination of Mr.
Qiao Baoping as a supervisor of the Company,
effective from the date of approval of such
change of the Supervisory Board by shareholders
at the EGM and until the expiration of the term of
the current session of the Supervisory Board.
Meanwhile, to approve to authorize the
Remuneration and Assessment Committee of the
Board to determine the remuneration of the new
supervisor according to his terms of reference
and taking into account his duties and
responsibilities upon the candidate for new
supervisor being approved at the EGM, and to
authorize the chairman of the Company or any of
the executive directors to enter into a service
contract with the new supervisor and handle all
other relevant matters on behalf of the Company
upon the candidate for new supervisor being
approved at the EGM				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	617,699	25-Jun-2011		02-Aug-2011
SATYAM COMPUTER SERVICES LTD, SECUNDERABAD
Security		Y7530Q141		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Aug-2011
ISIN		INE275A01028		Agenda		703217578 - Management
Record Date				Holding Recon Date		08-Aug-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		29-Jul-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To receive, consider and adopt the Balance Sheet as at March 31, 2011, the Profit and Loss Account for the year ended on that date, and the Reports of the Directors' and Auditors' thereon		Management	For	For
2		To appoint a Director in place of Mr. M. Damodaran, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
3	Resolved that M/s Deloitte Haskins & Sells,
Chartered Accountants, (Registration
No.008072S) having its office at 1-8-384 & 385,
3rd floor, Gowra Grand, S.P. Road,
Secunderabad, be and is hereby appointed as
statutory auditors of the company, from the
conclusion of this meeting until the conclusion of
next Annual General Meeting of the Company, on
such remuneration as may be determined by the
Board of Directors				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	35,224	14-Jul-2011		29-Jul-2011
MUNDRA PORT AND SPECIAL ECONOMIC ZONE LTD, AHMEDAB
Security		Y61448117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Aug-2011
ISIN		INE742F01042		Agenda		703234548 - Management
Record Date				Holding Recon Date		08-Aug-2011
City /	Country	AHMEDABAD /	India	Vote Deadline Date		29-Jul-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTION 8 IS A SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT-RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1		To receive, consider and adopt the Audited Balance Sheet as at March 31, 2011, the Profit and Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon		Management	For	For
2		To confirm the payment of first and second interim dividend on equity shares for the year 2010-11		Management	For	For
3		To confirm the payment of dividend on preference shares for the year 2010-11		Management	For	For
4		To appoint a Director in place of Mr. S. Venkiteswaran, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Dr. Malay Mahadevia, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Mr. Arun Duggal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7		To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration		Management	For	For
8	Resolved that Dr. Ravindra Dholakia who was
appointed as an Additional Director by the Board
of Directors under Section 260 of the Companies
Act, 1956 and Article 140 of the Articles of
Association of the Company and who holds office
upto the date of this Annual General Meeting be
and is hereby appointed as a Director of the
Company retiring by rotation				Management	For	For
9	Resolved that in supercession of the resolution
passed at the Annual General Meeting held on
August 31, 2009 and pursuant to Section
293(1)(d) and other applicable provisions, if any,
of the Companies Act, 1956 (including any
statutory modifications or re-enactment thereof,
for the time being in force) and subject to any
other approval, if required, consent of the
Company be and is hereby accorded to the
Board of Directors of the Company for borrowing
by way of loan/debentures (whether secured or
unsecured)/bonds/deposits/fund based/ non fund				Management	For	For	None
based limits/guarantee or any such form of
borrowing for the purpose of the business of the
Company on such terms and conditions as the
Board of Directors may think fit, such sum or
sums of money either in Indian or Foreign
Currency from time to time from any Bank(s) or
any CONTD
CONT	CONTD Financial Institution(s) or any other
Institution(s), firm(s), bodies-corporate(s), or
other person(s) or from any other source in India
or outside-India whomsoever in addition to the
temporary loans obtained from the-Company's
Banker(s) in the ordinary course of business
provided that the sum-or sums so borrowed
under this resolution and remaining outstanding
at any-time shall not exceed in aggregate
INR20,000 Crores (Rupees Twenty Thousand-
Crores Only)." "Resolved further that the Board or
Committee thereof/persons-authorized by the
Board be and is/are hereby authorized to do all
such acts,-deeds and things as may be
necessary, expedient and desirable for the
purpose-of giving effect to this resolution				Non-Voting
10	Resolved that pursuant to Section 31 and other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory enactment,
modifications, or re-enactment thereof, for the
time being in force) and such other approvals, if
any required, the Articles of Association of the
Company be  altered by adding Sub Clause (c) in
Article 184 to the extent set out below:  (c) The
Company shall also be at liberty to have an
official seal in  accordance with Section 50 of the
Act, for use in any territory, district or  place
outside India. "Resolved further that the Board or
Committee thereof be and is hereby authorized to
do all such acts, deeds and things as may be
deemed expedient to give effect to the above
resolution				Management	For	For
11	Resolved that pursuant to the provisions of
Section 81(1A) and all other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification(s) or re-
enactment thereof, for the time being in force)
(the "Companies Act"), the Foreign Exchange
Management Act, 1999, as amended or restated
("FEMA"), the Securities and Exchange Board of
India (Issue of Capital and Disclosure
Requirements) Regulations, 2009, as amended
or restated (the "ICDR Regulations"), the Issue of
Foreign Currency Convertible Bonds and
Ordinary Shares (Through Depository Receipt
Mechanism) Scheme, 1993, as amended or
restated, the Foreign Exchange Management
(Transfer or Issue of Security by a Person
Resident Outside India) Regulations 2000, as
amended or restated, and subject to all other
applicable laws, statutes, rules, CONTD				Management	For	For
CONT	CONTD circulars, notifications, regulations and
guidelines of the Government-of India, the
Securities and Exchange Board of India (the
"SEBI"), the-Reserve Bank of India (the "RBI"),
the Foreign Investment Promotion Board-(the
"FIPB"), the relevant stock exchanges where the
equity shares of the-Company are listed (the
"Stock Exchanges") and all other appropriate-
statutory and regulatory authorities, as may be
applicable or relevant,-whether in India or
overseas (hereinafter collectively referred to as
the-"Appropriate Authorities"), the enabling
provisions of the Memorandum and-Articles of
Association of the Company, as amended, and
the listing-agreements entered into by the
Company with the Stock Exchanges and subject-
to requisite approvals, consents, permissions and
sanctions, if any, of the-Appropriate Authorities,
CONTD				Non-Voting
CONT	CONTD and subject to such conditions and
modifications as may be prescribed-by any of
them in granting any such approvals, consents,
permissions, and-sanctions (hereinafter referred
as the "Requisite Approvals"), which may be-
agreed to by the Board of Directors of the
Company (hereinafter referred as-the "Board"
which term shall be deemed to include any
committee constituted-or to be constituted by the
Board to exercise its powers including the
powers-conferred by this resolution, or any
person(s) authorised by the Board or its-
committee for such purposes), consent of the
Company be and is hereby-accorded to the
Board in its absolute discretion, to create, offer,
issue and-allot, from time to time in either one or
more international offerings, in-one or more
foreign markets, in one or more tranches and/or
in the course-CONTD				Non-Voting
CONT	CONTD of one or more domestic offering(s) in
India, such number of equity-shares and/or any
securities linked to, convertible into or
exchangeable for-equity shares including without
limitation through Global Depository Receipts-
("GDRs") and/or American Depository Receipts
("ADRs") and/or convertible-preference shares
and/or convertible debentures (compulsorily
and/or-optionally, fully and/or partly) and/or non-
convertible debentures (or other-securities) with
warrants, and/or warrants with a right exercisable
by the-warrant holder to exchange or convert
such warrants with equity shares of the-Company
at a later date simultaneously with the issue of
non-convertible-debentures and/or Foreign
Currency Convertible Bonds ("FCCBs") and/or
Foreign-Currency Exchangeable Bonds
("FCEBs") and/or any other permitted fully
and/or-CONTD				Non-Voting
CONT	CONTD partly paid
securities/instruments/warrants, convertible into
or-exchangeable for equity shares at the option
of the Company and/or holder(s)-of the
security(ies) and/or securities linked to equity
shares (hereinafter-collectively referred to as
"Securities"), in registered or bearer form,-				Non-Voting			None
secured or unsecured, listed on a recognized
stock exchange in India or-abroad whether rupee
denominated or denominated in foreign currency,
to such-investors who are eligible to acquire such
Securities in accordance with all-applicable laws,
rules, regulations, guidelines and approvals,
through public-issue(s), rights issue(s),
preferential issue(s), private placement(s) and /-
or qualified institutional placement (QIP) in terms
of chapter VIII of the-ICDR Regulations or any
combinations thereof, through any prospectus,
offer-CONTD
CONT	CONTD document, offer letter, offer circular,
placement document or-otherwise, at such time
or times and at such price or prices subject to-
compliance with all applicable laws, rules,
regulations, guidelines and-approvals, at a
discount or premium to market price or prices in
such manner-and on such terms and conditions
including as regards security, rate of-interest,
etc., as may be deemed appropriate by the Board
in its absolute-discretion, subject to compliance
with all applicable laws, rules,-regulations,
guidelines and approvals, for an aggregate
amount, not exceeding-INR7,500 Crores
(Rupees Seven Thousand Five Hundred Crores
Only) or foreign-currency equivalent thereof, at
such premium as may from time to time be-
decided by the Board and the Board shall have
the discretion to determine the-categories of
eligible CONTD				Non-Voting
CONT	CONTD investors to whom the offer, issue and
allotment shall be made to the-exclusion of all
other categories of investors at the time of such
offer,-issue and allotment considering the
prevailing market conditions and all-other
relevant factors and where necessary in
consultation with advisor(s),-lead manager(s),
and underwriter(s) appointed by the Company."
"Resolved-further that without prejudice to the
generality of the above, the issue(s)-of Securities
may, subject to compliance with all applicable
laws, rules,-regulations, guidelines and
approvals, have all or any terms, or combination-
of terms, in accordance with domestic and/or
international practice,-including, but not limited to,
conditions in relation to payment of interest,-
additional interest, premiums on redemption,
prepayment and any other debt-service CONTD				Non-Voting
CONT	CONTD payments whatsoever and all other such
terms as are provided in-offerings of such nature
including terms for issue of additional equity-
shares or variation of the conversion price of the
Securities during the-duration of the Securities."
"Resolved further that in case of any offering-of
Securities, including without limitation any GDRs/
ADRs/FCCBs/FCEBs/other-securities convertible
into equity shares, consent of the shareholders
be and-is hereby given to the Board to issue and
allot such number of equity shares-as may be				Non-Voting			None
required to be issued and allotted upon
conversion, redemption or-cancellation of any
such Securities referred to above in accordance
with the-terms of issue/offering in respect of such
Securities and such equity shares-shall rank pari
passu with the existing equity shares of the
Company in all-CONTD
CONT	CONTD respects, except as may be provided
otherwise under the terms of-issue/offering and in
the offer document and/or offer letter and/or
offering-circular and/or listing particulars."
"Resolved further that the Board be and-is hereby
authorised to engage, appoint and to enter into
and execute all-such agreement(s)/
arrangement(s)/ MOUs/placement
agreement(s)/underwriting-agreement(s)/ deposit
agreement(s)/ trust deed(s)/subscription
agreement/-payment and conversion agency
agreement/ any other agreements or documents-
with any consultants, lead manager(s), co-lead
manager (s), manager(s),-advisor(s),
underwriter(s), guarantor(s), depository(ies),
custodian(s),-registrar(s), agent(s) for service of
process, authorised representatives,-legal
advisors / counsels, trustee(s), banker(s),
merchant banker(s) and all-such CONTD				Non-Voting
CONT	CONTD advisor(s), professional(s),
intermediaries and agencies as may be-required
or concerned in such offerings of Securities and
to remunerate them-by way of commission,
brokerage, fees and such other expenses as it
deems-fit, listing of Securities in one or more
Indian/ international stock-exchanges, authorizing
any director(s) or any officer(s) of the Company,-
severally, to sign for and on behalf of the
Company offer document(s),-arrangement(s),
application(s), authority letter(s), or any other
related-paper(s)/documents(s), give any
undertaking(s), affidavit(s),-certification(s),
declaration(s) as he/she may in his/her absolute
discretion-deem fit including without limitation the
authority to amend or modify such-document(s)."
"Resolved further that for the purpose of giving
effect to the-above resolutions, consent CONTD				Non-Voting
CONT	CONTD of the members of the Company be and
is hereby accorded to the Board to-do all such
acts, deeds, matters and/or things, in its absolute
discretion-and including, but not limited to
finalization and approval of the-preliminary as
well as final document(s), determining the form,
terms, manner-of issue, the number of the
Securities to be allotted, timing of the-issue(s)/
offering(s) including the investors to whom the
Securities are to-be allotted, issue price, face
value, number of equity shares or other-securities
upon conversion or redemption or cancellation of
the Securities,-premium or discount on issue
/conversion/exchange of Securities, if any, rate-of
interest, period of conversion or redemption,
listing on one or more stock-exchanges in India
and / or abroad and any other terms and
conditions of the-issue, CONTD				Non-Voting
CONT	CONTD including any amendments or
modifications to the terms of the-Securities and
any agreement or document (including without
limitation, any-amendment or modification, after
the issuance of the Securities), the-execution of
various transaction documents, creation of
mortgage/charge in-accordance with the
provisions of the Companies Act and any other
applicable-laws or regulations in respect of any
Securities, either on a pari passu-basis or
otherwise, fixing of record date or book closure
and related or-incidental matters as the Board in
its absolute discretion deems fit and to-settle all
questions, difficulties or doubts that may arise in
relation to-the issue, offer or allotment of the
Securities, accept any modifications in-the
proposal as may be required by the Appropriate
Authorities in such issues-in India and / CONTD				Non-Voting
CONT	CONTD abroad and subject to applicable law, for
the utilization of the issue-proceeds as it may in
its absolute discretion deem fit without being
required-to seek any further consent or approval
of the members or otherwise to the-end and
intent and that the members shall be deemed to
have given their-approval thereto for all such
acts, deeds, matters and/or things, expressly-by
the authority of this resolution." "Resolved further
that for the purpose-of giving effect to the above
resolution, the Board is authorised on behalf-of
the Company to take all actions and to do all
such deeds, matters and-things as it may, in its
absolute discretion, deem necessary, desirable
or-expedient to the issue or allotment of aforesaid
Securities and listing-thereof with the stock
exchange(s) as appropriate and to resolve and
settle-all CONTD				Non-Voting
CONT	CONTD questions and difficulties that may arise
in the proposed issue, offer-and allotment of any
of the Securities, utilization of the issue proceeds
and-to do all acts, deeds and things in connection
therewith and incidental-thereto as the Board in
its absolute discretion deem fit, without being-
required to seek any further consent or approval
of the members or otherwise-to the end and
intent that they shall be deemed to have given
their approval-thereto expressly by the authority
of this resolution." "Resolved further-that the
Company and/or any agency or body authorised
by the Company may,-subject to compliance with
all applicable laws, rules, regulations,-guidelines
and approvals, issue certificates and/or
depository receipts-including global certificates
representing the Securities with such features-
and attributes CONTD				Non-Voting
CONT	CONTD as are prevalent in international and/or
domestic capital markets for-instruments of such
nature and to provide for the tradability or-
transferability thereof as per the international
and/or domestic practices-and regulations, and
under the forms and practices prevalent in such-
international and/or domestic capital markets."
"Resolved further that the-Company may enter
into any arrangement with any agency or body for
the issue,-upon conversion of the Securities, of				Non-Voting			None
equity shares of the Company in-registered or
bearer form with such features and attributes as
are prevalent-in international capital markets for
instruments of this nature and to-provide for the
tradability or free transferability thereof as per
the-international practices and/or domestic
practices and regulations, and under-the forms
and practices CONTD
CONT	CONTD prevalent in such international and/or
domestic capital markets."-"Resolved further that
the Securities may be redeemed and/or
converted into-and/or exchanged for the equity
shares of the Company (or exchanged for-equity
shares of another Company as permitted under
applicable law), subject-to compliance with all
applicable laws, rules, regulations, guidelines
and-approvals, in a manner as may be provided
in the terms of their issue."-"Resolved further that
in case of a Qualified Institutional Placement
(QIP)-pursuant to Chapter VIII of the ICDR
Regulations, the allotment of eligible-securities
within the meaning of Chapter VIII of the ICDR
Regulations shall-only be to Qualified Institutional
Buyers (QIBs) within the meaning of-Chapter VIII
of the ICDR Regulations, such securities shall be
fully paid-up-and the allotment CONTD				Non-Voting
CONT	CONTD of such securities shall be completed
within 12 months from the date of-passing of this
resolution, approving the proposed issue or such
other time-as may be allowed by ICDR
Regulations from time to time and the Company
shall-apply to the National Securities Depository
Limited and/or Central Depository-Services
(India) Limited for admission of the eligible
securities to be-allotted as per Chapter VIII of the
ICDR Regulations." "Resolved further that-the
relevant date for the purpose of pricing of the
Securities by way of-QIP/GDRs/
ADRs/FCCBs/FCEBs or by way of any other
issue(s) shall be the date-as specified under the
applicable law or regulation or it shall be the
date-of the meeting in which the Board decides to
open the issue." "Resolved-further that the Board
and other designated officers of the Company, be
CONTD				Non-Voting
CONT	CONTD and are hereby severally authorised to
make all filings including as-regards the requisite
listing application/prospectus/offer-
document/registration statement, or any draft(s)
thereof, or any amendments-or supplements
thereof, and of any other relevant documents with
the stock-exchanges (in India or abroad), the
RBI, the FIPB, the SEBI, the Registrar of-
Companies and such other authorities or
institutions in India and/or abroad-for this purpose
and to do all such acts, deeds and things as may
be-necessary or incidental to give effect to the
resolutions above and the-Common Seal of the
Company be affixed wherever necessary."
"Resolved further-that such of these Securities as
are not subscribed may be disposed off by-the
Board in its absolute discretion in such manner,
as the Board may deem-fit and as permissible by
CONTD				Non-Voting
CONT	CONTD law." "Resolved further that the Board be
authorised to severally-delegate all or any of its
powers conferred by this resolution on it, to any-
Committee of directors or the Managing Director
or Directors or any other-officer of the Company,
in order to give effect to the above resolutions."-
"Resolved further that all actions taken by the
Board in connection with any-matter referred to
or contemplated in any of the foregoing
resolutions are-hereby approved, ratified and
confirmed in all respects				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 10. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	139,045	20-Jul-2011		29-Jul-2011
ADANI ENTERPRISES LTD
Security		Y00106131		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Aug-2011
ISIN		INE423A01024		Agenda		703240197 - Management
Record Date				Holding Recon Date		08-Aug-2011
City /	Country	AHMEDABAD /	India	Vote Deadline Date		29-Jul-2011
SEDOL(s)		B01VRK0 - B134X84		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTION 7 IS A SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT REC-OMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1		To receive, consider and adopt Audited Balance Sheet as at 31st March, 2011 and Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon		Management	For	For
2		To declare dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Dr. A.C. Shah who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Vasant S. Adani who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. Anil Ahuja who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	To appoint M/s. Dharmesh Parikh and Co.,
Chartered Accountants, Ahmedabad, as Auditors
of the Company, to hold office from the
conclusion of this meeting until the conclusion of
the next Annual General Meeting of the Company
at such remuneration (including for Certification)
and reimbursement of out of pocket expenses for
the purpose of audit as may be approved by the
Audit Committee / Board of Directors of the
Company				Management	For	For
7	Resolved that Mr. S. K. Tuteja, who was
appointed as an Additional Director of the
Company on 12th February, 2011 pursuant to the
provisions of Section 260 of the Companies Act,
1956 holds office upto the date of this Annual
General Meeting and being eligible, offers himself
for appointment and in respect of whom the
Company has received a notice in writing from a
member pursuant to the provisions of Section
257 of the Companies Act, 1956, signifying his
intention to propose the candidature of Mr. S.K.
Tuteja for the office of Director, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
8	Resolved that pursuant to the provisions of
Sections 198, 269, 309, 310, 311 read with
Schedule XIII and other applicable provisions, if
any, of the Companies Act, 1956 and in
modification of the remuneration payable to Mr.
Devang S. Desai, Executive Director and CFO of
the Company as approved by the shareholders at
the Annual General Meeting of the Company held
on 21st August, 2010, the Company hereby
accords its approval to the revision in
remuneration of Mr. Devang S. Desai, Executive
Director and CFO of the Company from INR 1.06
Crores per annum to INR 2 Crores per annum
plus commission at a rate not exceeding 2% of
the net profit of the Company calculated in
accordance with the provisions of Sections 349
and 350 of the Companies Act, 1956 for each
fiscal w.e.f. 1st April, 2010 for the remaining
period of his term of office as Executive Director
and CFO of the Company with a liberty to the
Board of Directors of the Company to alter and
vary the terms and conditions of the said
appointment so as the total remuneration payable
to him shall not exceed the limits specified under
Schedule XIII of the Companies Act, 1956
including any statutory modifications or re-
enactments thereof, for the time being in force
and as may be agreed by and between the Board
of Directors and Mr. Devang S. Desai. resolved
further that notwithstanding anything contained to
the contrary in the Companies Act, 1956, wherein
any financial year the Company has no profits or
inadequate profit, Mr. Devang S. Desai will be
paid minimum remuneration within the ceiling
limit prescribed under Section II of Part II of
Schedule XIII of the Companies Act, 1956 or any
modification or re-enactment thereof. resolved
further that in the event of any statutory
amendment or modification by the Central
Government to Schedule XIII to the Companies
Act, 1956, the Board of Directors be and is
hereby authorized to vary and alter the terms of
appointment including salary, commission,
perquisites, allowances etc. payable to Mr.
Devang S. Desai within such prescribed limit or
ceiling and as agreed by and between the
Company and Mr. Devang S. Desai without any
further reference to the Company in General
Meeting. resolved further that the Board of
Directors of the Company be and is hereby
authorized to take such steps as may be
necessary to give effect to this Resolution				Management	For	For
9	Resolved that pursuant to the provisions of
Sections 198, 309 and all other applicable
provisions, if any, of the Companies Act,1956
("the Act") and in pursuance of the Clause 49 of
the Listing Agreement or any amendment or re-
enactment thereof and subject to all permissions,
sanctions and approvals as may be necessary,
approval of the members of the company be and
is hereby accorded for the payment of
commission to the Non-Executive Director(s)
including Independent Director(s) of the
Company who is/are neither in the whole time				Management	For	For	None
employment nor Managing Director(s), in addition
to sitting fees being paid to them for attending the
meeting of the Board and its committees, in
accordance with and up to the limits laid down
under the provisions of Section 309(4) of the Act,
computed in the manner specified in the Act, for
a period of 5 years from the financial year
commencing from 1st April, 2011, in such
manner and up to such extent as the
Remuneration Committee / Board of the
Company may, from time to time, determine.
resolved further that for the purpose of giving
effect to this resolution, the board and /or
Remuneration committee constituted by the
Board be and is hereby authorized to take all
actions and do all such deeds, matters and
things, as it may in its absolute discretion deem
necessary, proper or desirable and to settle any
question, difficulty or doubt that may arise in this
regard
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	4,284	21-Jul-2011		29-Jul-2011
GLENMARK PHARMACEUTICALS LTD
Security		Y2711C144		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Aug-2011
ISIN		INE935A01035		Agenda		703239459 - Management
Record Date				Holding Recon Date		09-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		03-Aug-2011
SEDOL(s)		6698755 - B56NHK6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider, approve and adopt the
audited  balance sheet as at 31st March, 2011
and the profit and loss account of the  company
for the year ended on that date together with the
reports of the directors and auditors thereon				Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a director in place of Mrs. B. E. Saldanha who retires by rotation and being eligible, offers herself for reappointment		Management	For	For
4		To appoint a director in place of Mrs. Cheryl Pinto who retires by rotation and being eligible, offers herself for reappointment		Management	For	For
5		To appoint a director in place of Mr. D. R. Mehta who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
6	To appoint M S Walker, Chandiok and Co.,
auditors of the company to hold office from the
conclusion of this annual general  meeting until
the conclusion of the next annual general
meeting and to fix their remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	5,936	20-Jul-2011		03-Aug-2011
CORE PROJECTS & TECHNOLOGIES LTD, MUMBAI
Security		Y17624100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Aug-2011
ISIN		INE247G01024		Agenda		703247913 - Management
Record Date				Holding Recon Date		09-Aug-2011
City /	Country	NAVI MUMBAI /	India	Vote Deadline Date		01-Aug-2011
SEDOL(s)		B1XX1Q5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31 March 2011, the Profit
and Loss Account for the year ended on that date
together with the Reports of the Board of
Directors and Auditors thereon				Management	For	For
2		To declare a dividend on the equity shares of the Company for the financial year ended 31 March 2011		Management	For	For
3		To appoint a Director in place of Mr. Harihar Iyer, who retires by rotation and being eligible, seeks re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Naresh Sharma, who retires by rotation and being eligible, seeks re-appointment		Management	For	For
5	Resolved that M/s. Chaturvedi & Shah, Chartered
Accountants, registered with the Institute of
Chartered Accountants of India vide Firm
Registration No. 101720W and M/s. Asit Mehta &
Associates, Chartered Accountants, registered
with the Institute of Chartered Accountants of
India vide Firm Registration No. 100733W, the
retiring Joint Statutory Auditors, be and are
hereby appointed as the Joint Statutory Auditors,
to hold office from the conclusion of this Annual
General Meeting until the conclusion of next
Annual General Meeting, on such remuneration
as may be determined by the Board of Directors
of the Company				Management	For	For
6		Appointment of Prof. Arun Nigavekar as Director of the Company		Management	For	For
7		Appointment of Mr. K. C. Ganjwal as Director of the Company		Management	For	For
8		Appointment of Prof. Arun Nigavekar as 'Executive Director' of the Company		Management	For	For
9		Appointment of Ms. Maya Sinha as 'Executive Director' of the Company		Management	For	For
10		Change in name of the Company: Core Education & Technologies Limited		Management	For	For
11		Issue of additional Securities for an aggregate amount not exceeding USD 500 Million or equivalent thereof		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	108,065	22-Jul-2011		01-Aug-2011
HUBTOWN LTD
Security		Y00320104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Aug-2011
ISIN		INE703H01016		Agenda		703259742 - Management
Record Date				Holding Recon Date		09-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		03-Aug-2011
SEDOL(s)		B1FZT54 - B1RDJT0 - B1S4H65		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Balance Sheet as at and the Profit and Loss Account for the year ended March 31, 2011 and the Reports of the Directors and the Auditors thereon		Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a Director in place of Mr. D. R. Kaarthikeyan, who retires by rotation and, being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Mr. Shailesh H. Bathiya, who retires by rotation and, being eligible, offers himself for reappointment		Management	For	For
5	Resolved that pursuant to the provisions of
Sections 224, 225 and other applicable
provisions, if any, of the Companies Act, 1956,
M/s. Doshi Doshi & Associates, Chartered
Accountants (Registration No.121773W) and
M/s. Haribhakti & Co., Chartered Accountants
(Registration No.103523W) be and are hereby
reappointed/appointed respectively as Joint
Statutory Auditors of the Company, to hold office
from the conclusion of this Annual General
Meeting until the conclusion of the next Annual
General Meeting of the Company, on a
remuneration to be fixed by the Board of
Directors of the Company, based on the
recommendations of the Audit and Compliance
Committee, in addition to reimbursement of all
out-of-pocket expenses and service tax as
applicable, in connection with the audit of the
accounts of the Company for the year ending
CONTD				Management	For	For
CONT		CONTD March 31, 2012		Non-Voting
6	Resolved that Mr. Arvind Kumar Joshi, who was
appointed as a Director on May 16, 2011 in the
casual vacancy caused by the resignation of Mr.
P. H. Ravikumar and whose term of office expires
at this Annual General Meeting and in respect of
whom the Company has received a notice from a
member under Section 257 of the Companies
Act, 1956, alongwith the requisite deposit
proposing his candidature for the office of
director, be and is hereby appointed as a Director
of the Company, liable to retire by rotation				Management	For	For
7	Resolved that pursuant to the provisions of
Section 314 (1) and other applicable provisions, if
any, of the Companies Act, 1956 and the rules
and regulations thereunder, (including any
statutory modification(s) or re-enactment thereof,
for the time being in force), the consent of the
Company be and is hereby accorded to the
appointment of Mr. Rushank V. Shah, a relative
of Mr. Vyomesh M. Shah, Managing Director and
Mr. Hemant M. Shah, Executive Chairman of the
Company, to hold and continue to hold an office
or place of profit as Senior Manager - Corporate
(or any other designation as may be determined
by the Board from time to time) of the Company,
with effect from May 1, 2011, upon the terms and
conditions and payment of remuneration as set
out in the Explanatory Statement attached to this
Notice; Resolved further that CONTD				Management	For	For
CONT	CONTD the Board of Directors of the Company,
be and is hereby authorised to-decide within the
overall limits specified in this regard, the exact-
remuneration to be paid to Mr. Rushank V. Shah,
the terms and nature of his-appointment as also
the changes in his designation and remuneration,
modify-the terms and conditions of appointment
from time to time and do all such-acts, deeds,
matters and things, make, sign and execute all
such documents or-writings as the Board may in
its absolute discretion deem necessary or-
desirable and delegate the said authority to any
person(s) as the Board may-deem fit in its
discretion for the purpose of giving effect to this-
resolution without being required to seek any
further consent or approval of-the members or
otherwise, with the intent that the members shall
be deemed to-have given CONTD				Non-Voting
CONT		CONTD their approval thereto expressly by the authority of this resolution		Non-Voting
8	Resolved that pursuant to the provisions of
Section 314 (1) and other applicable provisions, if
any, of the Companies Act, 1956 and the rules
made thereunder (including any statutory
modification(s) or re-enactment thereof for the
time being in force), the consent of the Company
be and is hereby accorded to the appointment of
Mr. Khilen V. Shah, a relative of Mr. Vyomesh M.
Shah, Managing Director and Mr. Hemant M.
Shah, Executive Chairman of the Company, to
hold and continue to hold an office or place of
profit as Senior Manager - Corporate (or any
other designation as may be determined by the
Board from time to time) of the Company, with
effect from May 1, 2011, upon the terms and
conditions and payment of remuneration as set
out in the Explanatory Statement attached to this
Notice; Resolved further that the Board of
CONTD				Management	For	For
CONT	CONTD Directors of the Company, be and is
hereby authorised to decide within-the overall
limits specified in this regard, the exact
remuneration to be-paid to Mr. Khilen V. Shah,
the terms and nature of his appointment as also-
the changes in his designation and remuneration,
modify the terms and-conditions of appointment				Non-Voting			None
from time to time and do all such acts, deeds,-
matters and things, make, sign and execute all
such documents or writings as-the Board may in
its absolute discretion deem necessary or
desirable and-delegate the said authority to any
person(s) as the Board may deem fit in its-
discretion for the purpose of giving effect to this
resolution without being-required to seek any
further consent or approval of the members or
otherwise,-with the intent that the members shall
be deemed to have given their approval-CONTD
CONT		CONTD thereto expressly by the authority of this resolution		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	33,790	30-Jul-2011		03-Aug-2011
ESSAR OIL LTD
Security		Y2297G113		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Aug-2011
ISIN		INE011A01019		Agenda		703219736 - Management
Record Date				Holding Recon Date		10-Aug-2011
City /	Country	JAMNAGAR /	India	Vote Deadline Date		02-Aug-2011
SEDOL(s)		6099886 - 6152217 - B134YC5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider, approve and adopt the
Balance Sheet as at 31st March, 2011, the
Statement of Profit & Loss for the financial year
ended on that date and the reports of the Board
of Directors and Auditors thereon				Management	For	For
2		To appoint a Director in place of Shri Shashikant N Ruia who retires from office by rotation and being eligible, offers himself for reappointment		Management	For	For
3		To appoint a Director in place of Shri Anshuman S Ruia who retires from office by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Shri P Sampath who retires from office by rotation and being eligible, offers himself for reappointment		Management	For	For
5	To appoint M/s Deloitte Haskins & Sells,
Chartered Accountants, Ahmedabad, having ICAI
Registration number 117365W, as Auditors to
hold office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting and to authorize the
Board of Directors to fix their remuneration				Management	For	For
6	Resolved that in accordance with the provisions
of sections 81, 81(1A) and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modifications or
reenactments thereof, for the time being in force),
enabling provisions of the Memorandum and
Articles of Association of the Company, the
Listing Agreements entered into by the Company
with the Stock Exchanges where shares of the
Company are listed and in accordance with the
regulations / guidelines issued by the
Government of India (GOI), the Reserve Bank of
India (RBI), the Securities and Exchange Board
of India (SEBI) and / or any other competent
authorities and clarifications thereof, including the
Securities and Exchange Board of India (Issue of
Capital and Disclosure Requirements)
Regulations, 2009 (the SEBI ICDR Regulation)
as amended CONTD				Management	For	For
CONT	CONTD from time to time, the applicable
provisions of Foreign Exchange-Management
Act, 1999 (FEMA), Foreign Exchange
Management (Transfer or issue-of Security by a
Person Resident Outside India) Regulations,
2000, Issue of-Foreign Currency Convertible
Bonds and Ordinary Shares through Depositary-
Receipt Mechanism) Scheme, 1993 (FCCB				Non-Voting			None
Scheme) and subject to such approvals,-
permissions, consents and sanctions as may be
necessary from the GOI, RBI,-SEBI and / or any
other relevant competent authorities in this
regard and-further subject to such terms and
conditions or modifications as may be-prescribed
or imposed by any of them while granting such
approvals,-permissions, consents and sanctions,
which may be agreed to by the Board of-
Directors of the Company (hereinafter referred to
as "the Board" which term-shall include any
CONTD
CONT	CONTD committee(s) constituted / to be
constituted by the Board and / or any-person(s)
authorised by the Board for exercising the
powers conferred on the-Board by this
resolution), the consent of the Company be and
is hereby-accorded to the Board to create, offer,
issue and allot (including with-provisions for
reservation on firm and / or competitive basis, for
such part-of issue and for such categories of
persons including employees of the-Company as
may be permitted), equity shares of 10/-each
(hereinafter referred-to as "equity shares") and /
or equity shares through Global Depository-
Shares (GDSs) / Receipts (GDRs) and / or
American Depository Receipts (ADRs)-and / or
Foreign Currency Convertible Bonds (FCCBs)
and / or convertible-bonds, fully or partly
convertible debentures, and / or any other
securities,-CONTD				Non-Voting
CONT	CONTD convertible into or exchangeable with
equity shares, and / or other-securities
convertible into equity shares at the option of the
Company and /-or the holder(s) of such securities
and / or securities linked to equity-shares and / or
securities with or without detachable / non-
detachable-warrants and / or warrants with a right
exercisable by the warrant holders to-subscribe
to equity shares and / or any instruments which
would be converted-into / exchanged with equity
shares / GDSs / GDRs at a later date, whether-
rupee denominated or denominated in any
foreign currency, naked or otherwise,-either in
registered or bearer forms (hereinafter referred to
as 'securities'-which terms shall include equity
shares) or any combination of the-securities, with
or without premium as the Board may, at its sole
discretion-decide CONTD				Non-Voting
CONT	CONTD by way of one or more public and / or
private offerings in domestic and-/ or one or more
international market(s), with or without green
shoe option,-and / or private placement or issue
through Qualified Institutions Placement-in
accordance with the Guidelines for Qualified
Institutions Placement-prescribed under Chapter
VIII of the SEBI ICDR Regulation or by anyone
or-more or a combination of the above modes /
methods or otherwise and at such-time or kinds,
with or without an over allotment offer, and in one				Non-Voting			None
or more-tranches aggregating to an amount not
exceeding USD 2,000,000,000/-(United-States
Dollars Two thousand million only) or in
equivalent Indian Rupees to-Domestic/Foreign
Investors / Qualified Institutional Buyers /
Institutional-Investors / Foreign Institutional
Investors / Members / Employees / Non-CONTD
CONT	CONTD Resident Indians / Companies / Bodies
Corporate / Trusts / Mutual Funds-/ Banks /
Financial Institutions / Insurance Companies /
Pension Funds /-Individuals or otherwise,
whether shareholders of the Company or not and
on-such terms and conditions, as the Board may,
at its sole discretion, at any-time or times
hereinafter decide." "Resolved further that in case
of any-equity linked issue / offering of securities,
the Board be and is hereby-authorised to issue
and allot such number of equity shares as may
be required-to be issued and allotted upon
conversion, exchange, redemption or-
cancellation of any such securities." "Resolved
further that for the purpose-of giving effect to the
above, the Board, in consultation with the Lead-
Managers, Underwriters, Advisors, Merchant
Bankers and / or other persons as-appointed by
CONTD				Non-Voting
CONT	CONTD the Company be and is hereby
authorised to finalise the timing of the-issue(s) /
offering(s), including the investors to whom equity
shares /-securities are to be allotted and accept
any modifications to the terms of-the issue as
may be required and any other matter in
connection with or-incidental to the issue."
"Resolved further that the Company and / or any-
entity, agency or body authorised and / or
appointed by the Company, may-issue depository
receipts representing the underlying securities
issued by-the Company in negotiable registered
or bearer form with such features and-attributes
as are prevalent in international capital markets
for instruments-of this nature and to provide for
the tradability and free transferability-thereof as
per international practices and regulations
(including listing on-one or more CONTD				Non-Voting
CONT	CONTD stock exchange(s) inside or outside
India) and under the forms and-practices
prevalent in the international market." "Resolved
further that : i.-The equity shares issued and
allotted directly or upon conversion, exchange,-
redemption or cancellation of other securities,
when fully paid up, shall-rank pari-passu with the
existing equity shares of the Company; ii. The-
Relevant Date for determining the pricing of the
securities (whether on-Qualified Institutions
Placement to QIBs as per provisions of Chapter
VIII of-the SEBI ICDR Regulation or issue of
equity shares underlying the GDSs / GDRs-or
securities issued on conversion of FCCBs /
Debentures) is the date of the-meeting in which
the Board decides to open the proposed issue or
such date as-may be notified by SEBI or RBI
from time to time; iii. For the purpose of-CONTD				Non-Voting
CONT	CONTD giving effect to this resolution, the Board
be and is hereby authorised-to do all such acts,
deeds, matters and things as the Board may, in
its-absolute discretion, consider necessary,
proper, expedient, desirable or-appropriate for
making the said issue as aforesaid and to settle
any-question, query, doubt or difficulty that may
arise in this regard including-the power to allot
under subscribed portion, if any, in such manner
and to-such persons(s) as the Board, may deem
fit and proper in its absolute-discretion to be most
beneficial to the Company." "Resolved further
that such-of these securities to be issued are not
subscribed may be disposed off by-the Board in
such manner and on such terms including
offering/placing them-with Banks / financial
institutions / mutual funds or otherwise as the
Board-may deem fit CONTD				Non-Voting
CONT	CONTD and proper in its absolute discretion."
"Resolved further that the-Board be and is hereby
authorized to delegate all or any of the powers
herein-conferred by this resolution on it, to any
Committee of Directors or any-person or persons,
as it may in its absolute discretion deem fit in
order to-give effect to this Resolution				Non-Voting
7	Resolved that pursuant to the provisions of
section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (Act), the
provisions of Securities and Exchange Board of
India (Employee Stock Option Scheme and
Employee Stock Purchase Scheme) Guidelines,
1999 (ESOS Guidelines) (including any statutory
modification or re-enactment thereof for the time
being in force), the enabling provisions of the
Memorandum and Articles of Association of the
Company, the Listing Agreements entered into by
the Company with the stock exchanges where
shares of the Company are listed, any rules,
guidelines and regulations issued by the Reserve
Bank of India and any other applicable laws for
the time being in force and subject to such
approvals, consents, permissions and sanctions,
as may be required, and further subject to
CONTD				Management	For	For
CONT	CONTD such terms and conditions as may be
prescribed while granting such-approvals,
consents, permissions and sanctions the consent
of the Company be-and is hereby accorded to the
Board of Directors (hereinafter referred to as-"the
Board" which term shall be deemed to include
any committee(s)-constituted/to be constituted by
the Board to exercise its powers including-the
powers conferred by this Resolution), to
introduce and implement Essar-Oil Employees
Stock Option Scheme 2011 (hereinafter referred
to as the-"Scheme") the salient features of which
are detailed in the Explanatory-Statement
annexed to this Notice and to create, offer, issue
and allot at any-time to or for the benefit of such
persons who are in the permanent-employment
of the Company including wholetime directors of
the Company-(selected on the basis of CONTD				Non-Voting
CONT	CONTD criteria decided by the Board or a
Committee thereof) under this-Scheme, such
number of equity shares not exceeding in
aggregate one per cent-of the paid-up equity
shares of the Company, from time to time, on
the-date(s) of the grant of option(s) under the
Scheme, or such other adjusted-figures for any
bonus, split, consolidation, or other
reorganization of the-capital structure of the
Company, as may be applicable from time to
time, in-one or more tranches, at such price and
on such terms and conditions as may-be fixed or
determined by the Board in accordance with the
Scheme, ESOS-Guidelines and other provisions
of law as may be prevailing at that time."-
"Resolved further that the equity shares allotted
shall rank pari passu in-all respects with the
existing equity shares of the Company."
"Resolved-further that CONTD				Non-Voting
CONT	CONTD the said equity shares may be allotted
directly to such employees in-accordance with
the Scheme, through a trust or any other entity
which may be-set up in any permissible manner
and that the Scheme may also envisage for-
providing any financial assistance to the trust to
enable the employees /-trust to acquire, purchase
or subscribe to the equity shares of the
Company."-"Resolved further that for the purpose
of giving effect and implementation of-the
Scheme or in relation to any creation, offer,
issue, allotment or listing-of shares or for the
purpose of settling any Trusts, the Board be and
is-hereby authorized to do all such acts, deeds,
matters and things as the Board-may, in its
absolute discretion, consider necessary, proper,
expedient,-desirable or appropriate for making
the said issue as aforesaid and to CONTD				Non-Voting
CONT	CONTD settle any question, query, doubt or
difficulty that may arise in this-regard in its
absolute discretion and without being required to
seek any-further consent or approval of the
members." "Resolved further that the Board-be
and is hereby authorised to vary or modify the
terms of the Scheme or to-suspend, withdraw or
revive the Scheme in accordance with any
guidelines or-regulations that may be issued,
from time to time, by any appropriate-authority
unless such variation, modification or alteration is
detrimental to-the interests of the employees				Non-Voting
8	Resolved that pursuant to the provisions of
Section 293(1) (a) and all other applicable
provisions, if any, of the Companies Act, 1956
consent of the Company be and is hereby
accorded for creating mortgages and / or
charges, hypothecation, pledge and / or any
other encumbrances on such terms and
conditions and at such time(s) and in such form
and manner as the Board of Directors
(hereinafter referred to as "the Board" which term
shall include any committee(s) constituted / to be
constituted by the Board and / or any person(s)				Management	For	For	None
authorised by the Board for exercising the
powers conferred on the Board by this resolution)
may determine on all or any of the movable and /
or immovable properties of the Company,
wheresoever situated, both present and future or
the whole or substantially the whole of any one or
more of the CONTD
CONT	CONTD Company's undertaking(s) in favour of all
or any of the financial-institutions, banks, lenders,
financiers, trustees, investing agencies,-bodies
corporate, corporations, foreign institutional
investors, any other-person(s) / entities, or any
combination of the above to secure rupee loans,-
foreign currency loans, debentures, bonds,
securities, convertible loans,-fully / partly paid
convertible / non-convertible bonds, financial-
assistances / any borrowings or any other
securities / instruments (by-private placement
basis or otherwise) of an equivalent aggregate
amount not-exceeding INR 40,000 Crore
(Rupees Forty Thousand Crore only) in Indian-
Rupees and / or in equivalent Foreign Currency
together with interest thereon-at the respective
agreed rates, compound interest, additional
interest,-liquidated damages, commitment
CONTD				Non-Voting
CONT	CONTD charges, premia on pre-payment or on
redemption, debentures / security-trustee
remuneration, costs, charges, expenses including
any increase as a-result of devaluation /
revaluation / fluctuation in the rates of exchange-
and all other monies payable by the Company to
the aforesaid parties or any-of them under the
agreements entered into / to be entered into by
the Company-in respect of the said loans,
debentures, bonds, securities, financial-
assistances, borrowings and / or other
instruments." "Resolved further that-the
mortgages and / or charges, hypothecation,
pledge and / or any other-encumbrances to be
created by the Company as aforesaid may rank
pari passu-with the mortgages and / or charges,
hypothecation, pledge and / or any other-
encumbrances already created and / or to be
created in future by the Company-CONTD				Non-Voting
CONT	CONTD or in such other manner and ranking as
may be thought expedient by the-Board of
Directors and as may be agreed to between the
concerned parties."-"Resolved further that the
Board of Directors of the Company be and is
hereby-authorised to finalise with any or all of the
aforesaid parties the-documents, agreements,
undertakings, bonds and writings for creating the-
mortgages / charges / hypothecation / pledge and
/ or any other encumbrances-and accepting or
making any alterations, changes, variations to or
in the-terms and conditions, and to do all such
acts, deeds, matters and things and-to execute
all such documents, agreements, undertakings,
bonds and writings-as it may consider necessary,
proper, desirable, appropriate or expedient for-
the purpose of giving effect to this resolution and
to resolve any question,-CONTD				Non-Voting
CONT		CONTD query, doubt or difficulty relating thereto or otherwise considered by-the Board of Directors to be in the best interest of the Company		Non-Voting
9	Resolved that pursuant to the provisions of
Section 293(1) (d) and other applicable
provisions, if any, of the Companies Act, 1956
and Articles 96 and 99 of the Articles of
Association of the Company the Company
hereby accords its consent for borrowing or
continuing to borrow any sum or sums of money,
from time to time, from any one or more of the
Company's bankers and / or financial or
investment institutions and / or from anyone or
more other persons, firms, entities, bodies
corporate, companies, whether by way of cash
credit, advance or deposits, loans or bill
discounting or otherwise and whether unsecured
or secured, and if secured by mortgage, charge,
hypothecation or lien or pledge or any other
encumbrances of the Company's assets and
properties whether movable or stock-in-trade
(including raw materials, stores, CONTD				Management	For	For
CONT	CONTD spare parts and components in stock or
in transit) including uncalled-capital and work-in-
progress and all or any of the undertakings of
the-Company notwithstanding that the moneys to
be borrowed together with moneys-already
borrowed by the Company (apart from temporary
loans obtained from the-Company's bankers in
the ordinary course of business) will or may
exceed the-aggregate of the paid-up capital of
the Company and its free reserves, that-is to say,
reserves not set apart for any specific purpose
but, so however,-that the total amount upto which
the moneys may be borrowed by the Board of-
Directors and outstanding at any time shall not
exceed the sum of INR40,000-Crore (Rupees
Forty Thousand Crore only) over and above the
aggregate of the-paid up share capital of the
Company and its free reserves." "Resolved
CONTD				Non-Voting
CONT	CONTD further that the Board be and is hereby
authorised to negotiate and-finalise all the terms
and conditions of all such moneys to be borrowed
from-time to time as to interest, repayment,
securities, etc. as it may consider-fit in the
interest of the Company and to execute all
agreements, deeds,-undertakings, etc. and to do
all such acts, deeds, matters and things as it-may
in its absolute discretion deem fit, necessary,
desirable or expedient-for giving effect to this
Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	181,421	16-Jul-2011		02-Aug-2011
TECH MAHINDRA LTD, PUNE
Security		Y85491101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Aug-2011
ISIN		INE669C01028		Agenda		703231819 - Management
Record Date				Holding Recon Date		10-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		04-Aug-2011
SEDOL(s)		B1C4TB0 - B1FQ5B5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		Adoption of Annual Accounts and Reports thereon for the year ended 31st March 2011		Management	For	For
2		Declaration of dividend for the financial year ended 31st March 2011		Management	For	For
3		Re-appointment of Mr. Anupam Puri as Director		Management	For	For
4		Re-appointment of Mr. Bharat N. Doshi as Director		Management	For	For
5		Re-appointment of Dr. Raj Reddy as Director		Management	For	For
6		Re-appointment of Mr. Paul Zuckerman as Director		Management	For	For
7		Appointment of M/s. Deloitte Haskins & Sells as Auditors		Management	For	For
8		Appointment of Mr. Richard Cameron as Director		Management	For	For
9		Approval for payment of commission to Non- Executive Directors		Management	For	For
10		Issue of Equity Shares under Section 81 (1A) of the Companies Act, 1956		Management	For	For
11		Approval for enhancing the ceiling on total holdings of Foreign Institutional Investors up to 35% of paid up equity capital		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	2,762	19-Jul-2011		04-Aug-2011
PUNJ LLOYD LTD, GURGAON
Security		Y71549110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Aug-2011
ISIN		INE701B01021		Agenda		703248270 - Management
Record Date				Holding Recon Date		09-Aug-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		02-Aug-2011
SEDOL(s)		B1VJSG4 - B1VVGY4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at March 31, 2011 and the
Profit & Loss Account for the financial year ended
as on that date along with Auditors' and Directors'
Report thereon				Management	For	For
2		To declare dividend		Management	For	For
3		To consider and if thought fit, to appoint a Director in place of Mr. Luv Chhabra, who retires by rotation and being eligible offers himself for reappointment		Management	For	For
4		To consider and if thought fit, to appoint a Director in place of Mr. Niten Malhan, who retires by rotation and being eligible offers himself for reappointment		Management	For	For
5	Resolved that M/s. S.R. Batliboi & Co., Chartered
Accountants, be and are hereby reappointed as
Auditors of the Company to hold office until the
conclusion of next Annual General Meeting at a
remuneration to be fixed by the Board of
Directors or any Committee thereof				Management	For	For
6	Resolved that pursuant to the provisions of
Section 257 and all other applicable provisions, if
any, of the Companies Act, 1956Ms. Ekaterina A
Sharashidze, who was appointed as an additional
director on December 28, 2010 pursuant to
Section 260 of the Companies Act, 1956, be and
is hereby appointed as Director of the Company,
whose period of office shall be liable to
determination by retirement of Directors by
rotation				Management	For	For
7	Resolved that pursuant to the provisions of
Sections 198, 269, 309 and other applicable
provisions, if any, read with Schedule XIII of the
Companies Act, 1956 the Company hereby
approves the reappointment of Mr. Luv Chhabra
as Whole Time Director of the Company w.e. f.
July 1, 2011 for a period of five years upon terms
and conditions as set out in the explanatory
statement annexed hereto. Resolved further that
in accordance with the provisions of Sections
198, 269, 309, 310, 311 and other applicable
provisions, if any, of the Companies Act, 1956,
read with Schedule XIII of the Companies Act,
1956 as amended and subject to the approval of
the Central Government, the remuneration as set				Management	For	For	None
out in Item No.7 of the explanatory statement
annexed hereto be paid to Mr. Luv Chhabra, the
Whole Time Director of the Company with effect
from April 1, 2010 as may be approved by the
Central Government, for a period of three years.
Resolved further that in accordance with the
provisions of CONTD
CONT	CONTD Sections 198, 269, 309, 310, 311 and
other applicable provisions, if-any, read with
Schedule XIII of the Companies Act, 1956 as
amended and-subject to the approval of the
Central Government, if any required, Mr. Luv-
Chhabra, the Whole Time Director of the
Company shall be paid such-remuneration as
may be approved by the Board of Directors of the
Company or-any Committee thereof from time to
time, for the period from April 1, 2013-and upto
the remaining term of his appointment, including
in the event of-inadequacy of profits				Non-Voting
8	Resolved that in accordance with the provisions
of Sections 198, 269, 309, 310, 311 and other
applicable provisions, if any, read with Schedule
XIII of the Companies Act, 1956, as amended
and subject to the approval of the Central
Government, the remuneration as set out in Item
8 of the explanatory statement annexed thereto
be paid to Mr. P. K. Gupta, the Whole Time
Director of the company with effect from April 1,
2010 as may be approved by the Central
Government, for a period of three years				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 7. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	460,755	22-Jul-2011		02-Aug-2011
TATA MOTORS LTD, MUMBAI
Security		Y85740143		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Aug-2011
ISIN		INE155A01014		Agenda		703253461 - Management
Record Date				Holding Recon Date		10-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		04-Aug-2011
SEDOL(s)		6101509 - B01Z5H5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited Profit
and Loss Account for the year ended March 31,
2011 and the Balance Sheet as at that date
together with the Reports of the Directors and the
Auditors thereon				Management	For	For
2		To declare a dividend on Ordinary Shares and 'A' Ordinary Shares		Management	For	For
3		To appoint a Director in place of Mr. Ravi Kant, who retires by rotation and is eligible for re- appointment		Management	For	For
4		To appoint a Director in place of Mr. N N Wadia, who retires by rotation and is eligible for re- appointment		Management	For	For
5		To appoint a Director in place of Mr. S M Palia, who retires by rotation and is eligible for re- appointment		Management	For	For
6		To appoint Auditors and fix their remuneration		Management	For	For
7	Resolved that Dr. Ralf Speth who was appointed
by the Board of Directors as an Additional
Director of the Company with effect from
November 10, 2010 and who holds office upto
the date of this Annual General Meeting of the
Company, in terms of Section 260 of the
Companies Act, 1956 ('the Act'), but who is
eligible for appointment and in respect of whom
the Company has received a notice in writing
from a Member under Section 257 of the Act
proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company whose
office shall be liable to retirement by rotation				Management	For	For
8	Resolved that subject to the provisions of Section
94 and other applicable provisions, if any, of the
Companies Act, 1956 ('the Act') (including any
statutory modification(s) or re-enactment thereof,
for the time being in force) and Article 69 of
Articles of Association of the Company and
subject to the approvals, consents, permissions
and sanctions as may be necessary from the
concerned authorities or bodies, 70,00,00,000
Ordinary Shares and 20,00,00,000 'A' Ordinary
Shares both having a face value of INR 10 each				Management	For	For	None
in the Authorised Share Capital of the Company
be sub-divided into 3,50,00,00,000 Ordinary
Shares and 1,00,00,00,000 'A' Ordinary Shares
both of INR 2 each and that 30,00,00,000
Convertible Cumulative Preference Shares of
INR 100 each in the Authorised Share Capital of
the Company would remain unchanged CONTD
CONT	CONTD and that Clause V of the Memorandum
of Association of the Company be-altered
accordingly. Resolved further that pursuant to the
said sub-division-the 53,83,22,483 Issued and
Subscribed Ordinary Shares and 9,63,86,471
Issued-and Subscribed 'A' Ordinary Shares, both
having a face value of INR 10 each,-hereinafter
together referred to as the 'Existing Share(s)'
shall stand-sub-divided into 2,69,16,12,415
Ordinary Shares of the face value of INR 2-each
and 48,19,32,355 'A' Ordinary Shares of the face
value of INR 2 each-(hereinafter together referred
to as 'the Shares'). Resolved further that-upon
the said sub-division of the Existing Share
certificate(s) in relation-to the existing Ordinary
and 'A' Ordinary Shares of the face value of INR
10-each held in physical form shall be deemed to
have been automatically-cancelled and be of no
effect on and CONTD				Non-Voting
CONT	CONTD from the Record Date fixed by the Board
of Directors of the Company-(hereinafter referred
to as 'the Board', which term shall be deemed to-
include any Committee which the Board may
constitute to exercise its powers,-including
powers conferred by this resolution) for this
purpose and the-Company may without requiring
the surrender of the certificates for the-Existing
Shares, directly issue and dispatch new share
certificates in lieu-thereof, in accordance with the
provisions of the Companies (Issue of Share-
Certificates) Rules, 1960 and in the case of
Existing Shares held in-dematerialized form or in
respect of Members who opt to receive the-
subdivided Shares in dematerialized form, the
sub-divided Shares shall be-credited to the
respective beneficiary account of the Members
with the-Depository Participants. CONTD				Non-Voting
CONT	CONTD Resolved further that the Board be and
is hereby authorized to take all-such steps as
may be necessary for obtaining such approvals,
to execute all-such documents, instruments and
writings, to do all such acts, matters and-things
as may be required in this connection and to
delegate all or any of-the powers herein vested in
the Board to give effect to the aforesaid-
resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	192,660	23-Jul-2011		11-Aug-2011
HOUSING DEVELOPMENT & INFRASTRUCTURE LTD.
Security		Y3722J102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Aug-2011
ISIN		INE191I01012		Agenda		703254437 - Management
Record Date				Holding Recon Date		10-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		04-Aug-2011
SEDOL(s)		B1RPZ09		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To consider and adopt the Audited Profit and
Loss Account of the Company for the financial
year from 1st April, 2010 to 31st March, 2011 and
the Balance Sheet as at 31st March, 2011
together with the report of the Auditor's and
Directors' thereon				Management	For	For
2		To appoint Director in place of Shri Lalit Mohan Mehta, retiring by rotation and being eligible offers himself for re-appointment		Management	For	For
3		To appoint Director in place of Shri. Shyam Sunder Dawra, retiring by rotation and being eligible offers himself for re-appointment		Management	For	For
4		To appoint Director in place of Shri. Sunil Behari Mathur, retiring by rotation and being eligible offers himself for re-appointment		Management	For	For
5	To re-appoint M/s. Thar & Co., Chartered
Accountants, Mumbai, the retiring Auditors of the
Company, as the Statutory Auditors of the
Company having firm registration No. 110958W
to hold office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting on remuneration as may
be fixed by the Board of Directors				Management	For	For
6		Re-appointment of Mr. Sarang Wadhawan, as Managing Director		Management	For	For
7		Payment of commission to Non-Executive Directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	275,878	26-Jul-2011		11-Aug-2011
ARVIND LTD
Security		Y02047119		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		12-Aug-2011
ISIN		INE034A01011		Agenda		703261317 - Management
Record Date				Holding Recon Date		09-Aug-2011
City /	Country	AHMEDABAD /	India	Vote Deadline Date		29-Jul-2011
SEDOL(s)		6099712 - B01YV52		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	For the purpose of considering and if thought fit
approving, with or without modification(s), the
arrangement embodied in the Composite
Scheme of Arrangement in the nature of De-
merger and transfer of the Investment Division of
Asman Investments Limited, the De-merged
Company to Arvind Limited and amalgamation of
Arvind Products Limited, the Transferor Company
with Arvind Limited (the "Scheme of
Arrangement"), at such meeting and any
adjournment/adjournments thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	401,230	03-Aug-2011		03-Aug-2011
TATA MOTORS LIMITED
Security		876568502		Meeting Type		Annual
Ticker Symbol		TTM		Meeting Date		12-Aug-2011
ISIN		US8765685024		Agenda		933491045 - Management
Record Date		11-Jul-2011		Holding Recon Date		11-Jul-2011
City /	Country	/	India	Vote Deadline Date		04-Aug-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		APPROVAL OF THE AUDITED PROFIT AND LOSS ACCOUNT FOR THE YEAR ENDED MARCH 31, 2011 AND THE BALANCE SHEET AS AT THAT DATE TOGETHER WITH THE REPORTS OF THE DIRECTORS AND THE AUDITORS THEREON		Management	For	For
O2		APPROVAL OF DECLARATION OF A DIVIDEND ON ORDINARY SHARES AND 'A' ORDINARY SHARES, AS SET FORTH IN THE NOTICE OF MEETING ENCLOSED		Management	For	For
O3		APPROVAL TO RE-APPOINTMENT OF DIRECTOR IN PLACE OF MR RAVI KANT, WHO RETIRES BY ROTATION AND IS ELIGIBLE FOR RE-APPOINTMENT		Management	For	For
O4		APPROVAL TO RE-APPOINTMENT OF DIRECTOR IN PLACE OF MR N N WADIA, WHO RETIRES BY ROTATION AND IS ELIGIBLE FOR RE-APPOINTMENT		Management	For	For
O5		APPROVAL TO RE-APPOINTMENT OF DIRECTOR IN PLACE OF MR S M PALIA, WHO RETIRES BY ROTATION AND IS ELIGIBLE FOR RE-APPOINTMENT		Management	For	For
O6		APPROVAL TO THE APPOINTMENT OF AUDITORS AND FIX THEIR REMUNERATION, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH		Management	For	For
S7		APPROVAL TO THE APPOINTMENT OF DR RALF SPETH AS A DIRECTOR, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH		Management	For	For
S8		APPROVAL OF THE SUB-DIVISION OF ORDINARY AND 'A' ORDINARY SHARES OF THE COMPANY, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	6,664	21-Jul-2011		21-Jul-2011
000EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	000EGShares Industrials GEMS ETF	THE BANK OF NEW YORK MELLON	4,626	21-Jul-2011		21-Jul-2011
CENTURY TEXTILES & INDUSTRIES LTD
Security		Y12504125		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		13-Aug-2011
ISIN		INE055A01016		Agenda		703218532 - Management
Record Date				Holding Recon Date		11-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		05-Aug-2011
SEDOL(s)		6099905 - B0Z1171		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March, 2011 and Profit
and Loss Account for the year ended on that date
and the Reports of the Directors and the Auditors
of the Company				Management	For	For
2		To declare dividend on Equity Shares for the year ended 31st March, 2011		Management	For	For
3		To appoint a Director in place of Shri B.K. Birla who retires from office by rotation, but being eligible, offers himself for re-election		Management	For	For
4		To appoint a Director in place of Shri Amal Ganguli who retires from office by rotation, but being eligible, offers himself for re-election		Management	For	For
5		To appoint Auditors of the Company to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration		Management	For	For
6	Resolved that pursuant to the provisions of
Section 258 and all other applicable provisions, if
any, of the Companies Act, 1956, the number of
Directors in office do for the time being stand
reduced from 7 to 6				Management	For	For
7	Resolved that supplemental to the
Resolution.No.7 passed at the 110th Annual
General Meeting of the Company held on 24th
July, 2007 and pursuant to Section 293(1)(d) of
the Companies Act, 1956 read with Article 63 of
the Articles of Association of the Company and
all other enabling provisions, if any, consent of
the Company be and is hereby accorded to the
Board of Directors of the Company to borrow
such sum or sums of monies in any manner from
time to time as may be required for the purpose
of businesses of the Company, with or without
security and upon such terms and conditions as
they may think fit, notwithstanding that the
monies to be borrowed together with monies
already borrowed by the Company (apart from
temporary loans obtained or to be obtained from
the Company's bankers in the ordinary course of
business) may CONTD				Management	For	For
CONT	CONTD exceed the aggregate of the paid-up
capital of the Company and its free-reserves, that
is to say, reserves not set apart for any specific
purpose,-provided that the total amount so
borrowed by the Board of Directors and-
outstanding at any time shall not exceed the sum
of INR5000 crores (Rupees-Five Thousand
Crores) over and above the aggregate of the
paid-up capital of-the Company and its free
reserves				Non-Voting
8	Resolved that supplemental to the Resolution
No.8 passed at the 110th Annual General
Meeting of the Company held on 24th July, 2007
and pursuant to Section 293(1)(a) and all other
applicable provisions, if any, of the Companies
Act, 1956, the consent of the Company be and is
hereby accorded to the Board of Directors of the
Company (hereinafter referred to as "the Board"
which term shall be deemed to include any
committee thereof) to create such charges and/or
mortgages and hypothecations in addition to the
existing charges, mortgages and hypothecations
created by the Company, on such terms and
conditions and at such time or times and in such
form and manner and with such ranking as to
priority as it may think fit, on any of the
Company's moveable and immoveable properties
and assets, present and future, comprised in any
CONTD				Management	For	For
CONT	CONTD undertaking or undertakings of the
Company, as the case may be, in-favour of the
Lenders viz. Financial/Investment Institutions,
Bank or Banks-and Trustees for the holders of
debentures/bonds/other instruments to secure-
the repayment of loans/borrowings sanctioned
and/or to be sanctioned by them-from time to
time for a sum not exceeding INR5000 crores
(Rupees Five-Thousand Crores) over and above
the aggregate of the paid-up capital of the-
Company and its free reserves and apart from
temporary loans obtained or to-be obtained from
the Company's bankers in the ordinary course of
business as-per the approval of the shareholders
under section 293(1)(d) of the Companies-Act,
1956 and inclusive of interest at the respective
agreed rates and all-other costs, charges and
expenses and all monies payable by the
Company in-CONTD				Non-Voting
CONT	CONTD respect of such loans/borrowings as may
be stipulated in that behalf-and agreed to
between the Board of Directors and the Lenders.
Resolved-further that the Board of Directors of
the Company be and is hereby-authorized to (i)
finalise with the Lenders, agreements and other
documents,-if any, necessary for creating the
mortgage(s) and/or charge(s),-hypothecation(s)
as aforesaid, and (ii) do all such acts, deeds,
matters and-things and to execute all such
documents, deeds and instruments in writing as-
may be required, incidental to and/or expedient
for giving effect to this-resolution and to resolve
any question relating thereto, or otherwise-
considered by the Board of Directors to be in the
best interest of the-Company				Non-Voting
9	Resolved that pursuant to the provisions of
Sections 198, 269, 309, 311, 314 and all other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII thereto and all
guidelines for managerial remuneration issued by
the Central Government from time to time, the
Company hereby approves of the reappointment
by the Board of Directors ("the Board") of Shri
B.L. Jain as Director in the whole time
employment of the Company for a further period
of two years with effect from 1st April, 2012 with
liberty to either party to terminate the
appointment on three months notice in writing to
the other, upon the following terms as to
remuneration as set out hereafter, and with
further liberty to the Board of Directors or
Chairman of the Board from time to time to alter
the said terms in such manner as may be in the
CONTD				Management	For	For
CONT	CONTD best interests of the Company, subject
however to the restrictions, if-any, contained in
the Companies Act, 1956, including Schedule XIII
thereto as-amended uptodate or otherwise as
may be permissible at law, viz. :-A) Basic-Salary
& Allowances per month as on 1.4.2012 : i) Basic
Salary : INR3,50,000-ii) Allowances: a)
Entertainment Allowance INR60,000 b) City
Compensatory and-House Upkeepment
Allowance INR1,65,000 iii) House Rent
Allowance 80% of basic-salary. B) Performance-
cum-Long Term Service Allowance during the
term of his-appointment and manner of its
payment as may be decided by the Board of-
Directors or Chairman of the Board from time to
time subject to a minimum of-INR60 lacs in any
one financial year. C) Perquisites and other
amenities-payable/provided to Shri B.L. Jain as
under :- i) Company's CONTD				Non-Voting
CONT	CONTD contribution towards provident fund
(presently 12%) and Superannuation-Fund
(presently 15%) as per the Rules applicable to
Century Cement Division-of the Company, and
not exceeding the limit as laid down under the
Income-Tax-Rules, 1962. ii) Ex-gratia payment
equivalent to 20% of basic salary. iii) As-per the
rules of Century Cement Division of the Company
in respect of the-following: a) Reimbursement of
Leave Travel and Medical expenses for self and-
family. b) Leave with full pay and allowances. c)
Gratuity. d) Personal-accident insurance
premium. iv) Fees of the clubs subject to a
maximum of two-clubs excluding admission and
life membership fees. v) Provision of a-chauffer
driven car provided and maintained by the
Company for the use on-Company's business. vi)
The housing society maintenance charges and
CONTD				Non-Voting
CONT	CONTD electricity charges in respect of flat
occupied by him shall be paid at-actuals. vii)
Provision of Telephone, telefax and other modern
communication-facilities at residence, with
authority to the Board of Directors or Chairman-of
the Board to fix Performance-cum-Long Term
Service Allowance as mentioned-in Item (B)				Non-Voting			None
above and to fix annual increments in basic
salary and aforesaid-allowances as mentioned in
Item (A) from time to time as may be deemed-
appropriate, so that the remuneration in the
aggregate inclusive of basic-salary, all
allowances and perquisites as mentioned in
Items (A), (B) and (C)-above, excluding gratuity,
does not exceed a sum of INR2.75 crores
(Rupees-Two Crores Seventy Five Lacs) per
annum during the term of his appointment.-
Provided that where, in any financial year, the
Company has no profits CONTD
CONT	CONTD or its profits are inadequate, the
Company shall pay the above salary-and
allowances and provide the perquisites as
aforesaid to the Whole-time-Director as and by
way of minimum remuneration subject to the
applicable-provisions of Schedule XIII of the said
Act and the approval of the Central-Government,
as may be required. Resolved Further that the
Board of Directors-and the Chairman of the
Board be and are hereby severally authorised to
take-such steps as may be necessary or
expedient in their entire discretion to-give effect
to this resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	74,593	15-Jul-2011		05-Aug-2011
TATA TELESERVICES (MAHARASHTRA) LTD
Security		Y37526111		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-Aug-2011
ISIN		INE517B01013		Agenda		703218746 - Management
Record Date				Holding Recon Date		12-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		08-Aug-2011
SEDOL(s)		6326067 - B0200T6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that the Company's audited Balance
Sheet as at March 31, 2011, the audited Profit
and Loss Account and the audited Cash Flow
Statement for the financial year ended on that
date together with Directors' and Auditors' Report
thereon be and are hereby approved and
adopted				Management	For	For
2	Resolved that M/s Deloitte Haskins & Sells,
Chartered Accountants, having Registration No.
117366W, retiring auditors of the Company, be
and are hereby re-appointed as the Auditors of
the Company to hold office from the conclusion of
this meeting until the conclusion of the next
Annual General Meeting of the Company on
remuneration to be decided by the Board of
Directors				Management	For	For
3	Resolved that Mr. Amal Ganguli, who retires from
the office of Director by rotation in this Annual
General Meeting and being eligible offers himself
for re-election, be and is hereby re-elected a
Director of the Company, whose office shall be
liable to retirement by rotation				Management	For	For
4	Resolved that Mr. D. T. Joseph, who retires from
the office of Director by rotation in this Annual
General Meeting and being eligible offers himself
for re-election, be and is hereby re-elected a
Director of the Company, whose office shall be
liable to retirement by rotation				Management	For	For
5	Resolved that Prof. Ashok Jhunjhunwala, who
retires from the office of Director by rotation in
this Annual General Meeting and being eligible
offers himself for re-election, be and is hereby re-
elected a Director of the Company, whose office
shall be liable to retirement by rotation				Management	For	For
6	Resolved that Mr. Narasimhan Srinath, who was
appointed as an Additional Director of the
Company and who holds office upto the date of
this Annual General Meeting of the Company in
terms of Section 260 of the Companies Act, 1956
("Act") and in respect of whom the Company has
received a notice pursuant to Section 257 of the
Act, be and is hereby appointed a Director of the
Company, liable to retire by rotation				Management	For	For
7	Resolved that consent of the Company be and is
hereby accorded pursuant to the provisions of
Sections 269 and 316 and other applicable
provisions, if any, of the Companies Act, 1956
("Act") read with Schedule XIII to the Act, and any
other applicable laws and regulations, to the
appointment of Mr. Narasimhan Srinath ("the
Appointee"), who is also Managing Director of
Tata Teleservices Limited, as Managing Director
of the Company for a period of 3 years w.e.f.
February 1, 2011. Resolved further that subject
to superintendence, control and direction of the
Board, the Appointee shall perform such duties
and functions as may be commensurate with his
position as Managing Director of the Company,
and as may be delegated by the Board from time
to time. Resolved further that the Board be and is
hereby authorized to take all such CONTD				Management	For	For
CONT		CONTD steps as may be necessary, proper and expedient to give effect to this-resolution		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	1,144,736	15-Jul-2011		15-Aug-2011
YTL CORP BHD
Security		Y98610101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Aug-2011
ISIN		MYL4677OO000		Agenda		703255491 - Management
Record Date				Holding Recon Date		12-Aug-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		09-Aug-2011
SEDOL(s)		6436126 - 6983989 - 6984896 - B02HN54		Quick Code		545802000

Item		Proposal		Type	Vote	For/Against Management
1	Proposed disposal by YTL Corp of 2 ordinary
shares of RM 1.00 each in Arah Asas Sdn Bhd
("AASB"), which constitute 100% equity interest
in AASB, to YTL Land & Development Berhad
("YTL Land") for a disposal consideration of RM 2
and the settlement of outstanding inter-company
balance of AASB by YTL Land				Management	For	For
2	Proposed disposal by YTL Corp of 500,000
ordinary shares of RM1.00 each in Satria Sewira
Sdn Bhd ("SSSB"), which constitute 100% equity
interest in SSSB, to YTL Land for a disposal
consideration of RM 3,159,798 and the
settlement of outstanding inter-company
balances of SSSB by YTL Land				Management	For	For
3	Proposed disposal by YTL Corp of 42,000,000
ordinary shares of RM 1.00 each in Emerald
Hectares Sdn Bhd ("EHSB"), which constitute
70% equity interest in EHSB, to YTL Land for a
disposal consideration of RM 35,898,606 and the
settlement of outstanding inter-company
balances of EHSB by YTL Land				Management	For	For
4	Proposed disposal by YTL Corp of 100,000
ordinary shares of RM 1.00 each in Pinnacle
Trend Sdn Bhd ("PTSB"), which constitute 100%
equity interest in PTSB, to YTL Land for a
disposal consideration of RM 8,395,805 and the
settlement of outstanding inter-company balance
of PTSB by YTL Land				Management	For	For
5	Proposed disposal by YTL Corp of 100,000
ordinary shares of RM 1.00 each in Trend Acres
Sdn Bhd ("TASB"), which constitute 100% equity
interest in TASB, to YTL Land for a disposal
consideration of RM 4,319,710 and the
settlement of outstanding inter-company balance
of TASB by YTL Land				Management	For	For
6	Proposed disposal by YTL Corp of 1,000,000
ordinary shares in YTL Westwood Properties Pte
Ltd ("YTLW"), which constitute 100% equity
interest in YTLW, to YTL Land for a disposal
consideration of Singapore Dollar ("SGD")
18,513,378 (equivalent to RM 43,049,158 based
on the exchange rate of SGD 1.00: RM 2.3253 as
at 31 August 2010) subject to the agreed
adjustment and the settlement of outstanding
inter-company balances of YTLW by YTL Land				Management	For	For
7	Proposed disposal by YTLS, a wholly-owned
subsidiary of the company, of 700,000 ordinary
shares in Lakefront Pte Ltd ("LFPL"), which
constitute 70% equity interest in LFPL, to YTL
Land for a disposal consideration of SGD
35,636,584 (equivalent to RM 82,865,749 based
on the exchange rate of SGD 1.00: RM 2.3253 as
at 31 August 2010) subject to the agreed
adjustment and the settlement of outstanding
inter-company balances of LFPL by YTL Land				Management	For	For
8	Proposed disposal by YTLS, a wholly-owned
subsidiary of the company, of 700,000 ordinary
shares in Sandy Island Pte Ltd ("SIPL"), which
constitute 70% equity interest in SIPL, to YTL
land for a disposal consideration of SGD 1
(equivalent to RM 2 based on the exchange rate
of SGD 1.00: RM 2.3892 as at 31 January 2011)
subject to the agreed adjustment and the
settlement of outstanding inter-company
balances of SIPL by YTL Land				Management	For	For
9	Proposed disposal by Syarikat Pembenaan Yeoh
Tiong Lay Sdn Bhd ("SPYTL"), a wholly-owned
subsidiary of the company, of 2 ordinary shares
of RM 1.00 each in Budaya Bersatu Sdn Bhd
("BBSB"), which constitute 100% equity interest
in BBSB, to YTL Land for a disposal
consideration of RM 7,915,351 and the
settlement of outstanding inter-company balance
of BBSB by YTL Land				Management	For	For
10	Proposed disposal by YLSB, a wholly-owned
subsidiary of the company, of six (6) parcels of
agricultural land in Mukim of Bidor, District of
Batang Padang, state of Perak Darul Ridzuan, to
YTL Land for a disposal consideration of RM
20,710,000				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	61,400	26-Jul-2011		10-Aug-2011
JET AIRWAYS (INDIA) LTD, MUMBAI
Security		Y4440B116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		17-Aug-2011
ISIN		INE802G01018		Agenda		703254312 - Management
Record Date				Holding Recon Date		12-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		08-Aug-2011
SEDOL(s)		B05NYN4 - B0Z6SF3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at 31st March, 2011, the Profit
and Loss Account for the year ended on that date
together with the Reports of the Auditors and the
Directors thereon				Management	For	For
2		To appoint a Director in place of Mr. I. M. Kadri, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. Javed Akhtar, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4	To re-appoint Deloitte Haskins & Sells, having
Registration Number 117366W and Chaturvedi &
Shah having Registration Number 101720W, as
the Joint Statutory Auditors of the Company to
hold office from the conclusion of the Nineteenth
Annual General Meeting till the conclusion of the
Twentieth Annual General Meeting of the
Company and to authorise the Board of Directors
to fix their remuneration				Management	For	For
5		Raising of Capital		Management	For	For
6		Appointment of Mr. Nivaan Goyal to an Office or Place of Profit		Management	For	For
7		Re-appointment of Ms. Namrata Goyal to an Office or Place of Profit		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	46,122	26-Jul-2011		15-Aug-2011
CHINA CONSTRUCTION BANK CORPORATION, BEIJING
Security		Y1397N101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		18-Aug-2011
ISIN		CNE1000002H1		Agenda		703206032 - Management
Record Date		18-Jul-2011		Holding Recon Date		18-Jul-2011
City /	Country	BEIJING /	China	Vote Deadline Date		09-Aug-2011
SEDOL(s)		B0LMTQ3 - B0N9XH1 - B0YK577		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews /sehk/20110703/LTN20110703065.p-df		Non-Voting
1		Issuance of RMB-denominated subordinated bonds		Management	For	For
2		Election of shareholder representative supervisor		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	1,166,350	06-Jul-2011		10-Aug-2011
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	651,100	06-Jul-2011		10-Aug-2011
CAIRN INDIA LTD
Security		Y1081B108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-Aug-2011
ISIN		INE910H01017		Agenda		703253459 - Management
Record Date				Holding Recon Date		16-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		09-Aug-2011
SEDOL(s)		B1G2NN0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at 31 March 2011 and the
Profit and Loss Account of the Company for the
year ended on that date together with the reports
of the Directors' and Auditors' thereon				Management	For	For
2		To appoint a Director in place of Mr. Naresh Chandra, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. Edward T Story, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4	To appoint M/s. S. R. Batliboi & Co., Chartered
Accountants, statutory auditors of the Company
to hold office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting and to fix their
remuneration				Management	For	For
5	Resolved that pursuant to Section 309 and other
applicable provisions, if any, of the Companies
Act,1956, Article 135(c) of the Articles of
Association of the Company and subject to all
permissions, sanctions and approvals as may be
necessary, approval of the Company be and is
hereby accorded to the payment of Commission
to the Director(s) of the Company who are neither
in the whole time employment nor managing
director(s), for a period of five years from the
financial year commencing 1 April, 2011, upto 1%
of net profits of the Company (or such
percentage, as may be permissible under law
from time to time) as determined in accordance
with the provisions of Sections 198, 349 and 350
and other applicable provisions, if any, of the
Companies Act, 1956 for each financial year.
Resolved further that the Board of Directors
CONTD				Management	For	For
CONT	CONTD and / or Remuneration Committee be
and is hereby authorised to decide,-from time to
time, the quantum and manner of distribution of
commission to-the said Non Executive Directors
within the aforesaid limit. Resolved further-that
the aforesaid Commission shall be in addition to
the fees etc. payable-to such directors for
attending the meetings of the Board and
Committees-thereof. Resolved further that the
Board of Directors be and is hereby-authorised to
take all such steps as may be considered
necessary, desirable-or expedient for giving
effect to this resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	40,080	23-Jul-2011		09-Aug-2011
ORACLE FINANCIAL SERVICES SOFTWARE LTD, MUMBAI
Security		Y3864R102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-Aug-2011
ISIN		INE881D01027		Agenda		703259437 - Management
Record Date				Holding Recon Date		16-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		09-Aug-2011
SEDOL(s)		6528443 - B3BHQ57		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as on March 31, 2011, the Profit
and Loss Account for the year ended on that date
and the Reports of the Board of Directors and the
Auditors thereon				Management	For	For
2		To appoint a Director in place of Mr. Derek H Williams, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. William T Comfort, Jr., who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
4		To appoint Auditors of the Company and to fix their remuneration		Management	For	For
5	Resolved that pursuant to the provisions of
Section 228 and other applicable provisions, if
any, of the Companies Act, 1956, the Board of
Directors of the Company be and is hereby
authorised to appoint Branch Auditors to conduct
the audit of branch office(s) of the Company,
whether existing or which may be opened
hereafter, in India or abroad, in consultation with
the Company's Statutory Auditors, any person(s)
qualified to act as Branch Auditors within the
meaning of Section 228 of the Companies Act,
1956, and to fix their remuneration				Management	For	For
6	Resolved that Mr. Chaitanya Kamat, who was
appointed as an Additional Director of the
Company and who holds office until the date of
this Annual General Meeting pursuant to Section
260 of the Companies Act, 1956 and Article 109
of the Articles of Association of the Company,
and in respect of whom the Company has
received a notice from a member under Section
257 of the Companies Act, 1956 proposing his
candidature, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation				Management	For	For
7	Resolved that Mr. S Venkatachalam, who was
appointed as an Additional Director of the
Company and who holds office until the date of
this Annual General Meeting pursuant to Section
260 of the Companies Act, 1956 and Article 109
of the Articles of Association of the Company,
and in respect of whom the Company has
received a notice from a member under Section
257 of the Companies Act, 1956 proposing his
candidature, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation				Management	For	For
8	Resolved that Mr. Robert K Weiler, who was
appointed as an Additional Director of the
Company and who holds office until the date of
this Annual General Meeting pursuant to Section
260 of the Companies Act, 1956 and Article 109
of the Articles of Association of the Company,
and in respect of whom the Company has
received a notice from a member under Section
257 of the Companies Act, 1956 proposing his
candidature, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation				Management	For	For
9	Resolved that pursuant to the provisions of
sections 198, 269, 309, 310 and other applicable
provisions of the Companies Act, 1956, if any,
read with Schedule XIII of the said Act, the
Articles of Association of the Company and
subject to such other approvals as may be
necessary in this regard, the consent of the
Company be and is hereby accorded to the
appointment and terms of remuneration of Mr.
Chaitanya kamat, as the Managing Director and
Chief Executive Officer of the company, for a
period of three years with effect from October 25,
2010 to October 24, 2013, at the specified
remuneration CONTD				Management	For	For
CONT	CONTD Resolved further that Mr. Chaitanya
Kamat, be granted such number of-employee
stock options as may be decided by the Board or
the Compensation-Committee. Resolved further
that notwithstanding anything stated herein-
above, wherein in any financial year, closing on
and after March 31, 2011,-the Company incurs a
loss or its profits are inadequate, the Company
shall-pay to Mr. Chaitanya Kamat the
remuneration as mentioned above as the
minimum-remuneration. Resolved further that the
Board or the Compensation Committee-of the
Board be and is hereby authorised to decide the
remuneration (salary,-perquisites and bonus)
payable to Mr. Chaitanya Kamat, within the
terms-approved by the members as above,
subject to such other approvals as may be-
required. Resolved further that the terms and
conditions and the remuneration-as CONTD				Non-Voting
CONT	CONTD mentioned above that forms part of the
Agreement dated November 3, 2010-entered into
between Mr. Chaitanya Kamat and the Company
placed before the-meeting be and is hereby
approved and the Board of Directors of the
Company-be and is hereby authorised to alter
and vary the terms and conditions of his-said
appointment or the Agreement in such manner as
may be agreed to between-the Board of Directors
and Mr. Chaitanya Kamat				Non-Voting
10	Resolved that pursuant to Section 309 and other
applicable provisions, if any, of the Companies
Act, 1956, and subject to such other statutory
approvals as may be required, the consent of the
members be and is hereby accorded to the
payment of commission to the Directors of the
Company (excluding the Managing Director and
Whole-time Directors), not exceeding in the
aggregate one per cent per annum of the net				Management	For	For	None
profits of the Company, which shall be calculated
in accordance with the provisions of Sections
198, 349 and 350 of the Companies Act, 1956,
such payment to be in such amounts or
proportions and in such manner as may be
decided by the Board of Directors or the
Compensation Committee based on the
attendance, participation and the contribution of
the concerned Directors or on the basis of such
other criteria as may be CONTD
CONT	CONTD laid down by the Board of Directors or
the Compensation Committee from-time to time,
and that such commission shall be paid by the
Company to such-Directors for a period of five
years commencing from April 1, 2012 to March-
31, 2017				Non-Voting
11	Resolved that in terms of the Securities and
Exchange Board of India (Employee Stock
Option Scheme and Employee Stock Purchase
Scheme) Guidelines, 1999 ("SEBI Guidelines")
including any amendment(s) thereto , issued by
the Securities and Exchange Board of India
("SEBI") and pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment thereto or re-enactment thereof) and
subject to the provisions of the Memorandum &
Articles of Association of the Company, the
provisions contained in the RBI guidelines, listing
agreements entered into by the Company with
Stock Exchanges where the equity shares of the
Company are listed and subject to all necessary
approvals, consents, permissions and/or
sanctions as may be required from all applicable
CONTD				Management	For	For
CONT	CONTD authorities, and subject to such
conditions and modifications as may be-
prescribed or imposed by any of them while
granting such approvals, consents,-permissions
and/or sanctions which may be agreed to by the
Board of Directors-of the Company (hereinafter
referred to as "the Board" which term shall-
include the Compensation Committee to which
the Board may delegate its-powers, including the
powers conferred by these Resolutions), consent
of the-Company be and is hereby accorded to the
Board to create, issue, grant, offer-and allot at
any time, or from time to time, to the present and
future-employees and Directors (whole-time or
otherwise) of the Company selected on-the basis
of a criteria prescribed by the Board in
accordance with the SEBI-Guidelines (hereinafter
referred to as "the Eligible Employees" which
CONTD				Non-Voting
CONT	CONTD expression shall, unless repugnant to
the context, mean and include the-present and
future Employees and Directors (whole-time or
otherwise) of the-Company), such number of
options as the Board may decide which could
give-rise to equity shares of face value of INR 15
each of the Company, not-exceeding 12.5% of
the issued and paid-up share capital of the
Company at any-given time, on the specified
terms and conditions. Resolved further that the-				Non-Voting			None
maximum number of equity shares issued to any
specific employee/director-under the said
Scheme(s) shall not exceed 1% of the issued and
paid-up share-capital of the Company in any
financial year; Resolved further that for the-
purpose of giving effect to the above resolution,
the Board be and is hereby-authorised to pay
fees and commission and incur expenses in
relation thereto-CONTD
CONT	CONTD and do all such acts, deeds, matters and
things and execute all such-deeds, documents,
instructions and writings as it may, in its absolute-
discretion, deem necessary or desirable for such
purpose. Resolved further-that for the purpose of
giving effect to this resolution, the Board be and
is-hereby authorised to evolve, decide upon and
bring into effect one or more-Employee Stock
Option Schemes or Plans ("ESOPs") and subject
to the SEBI-guidelines, make any amendments,
modifications, alterations in ESOPs from-time to
time, as may be required, including making
necessary adjustments in-case of rights issues,
bonus issues, stock splits or any other corporate-
actions subsequently and to settle all questions,
difficulties or doubts that-may arise in relation to
the implementation of ESOPs and to do all such
acts,-deeds, CONTD				Non-Voting
CONT	CONTD matters and things and execute all such
deeds, documents, instruments-and writings as it
may, in its absolute discretion, deem necessary
or-desirable for such purpose without requiring
the Board to secure any further-consent or
approval of the members of the Company.
Resolved further that the-Board be and is hereby
authorised to delegate all or any of the powers
herein-conferred to any Committee to give effect
to this resolution				Non-Voting
12	Resolved that in terms of the Securities and
Exchange Board of India (Employee Stock
Option Scheme and Employee Stock Purchase
Scheme) Guidelines, 1999 ("SEBI Guidelines")
including any amendment(s) thereto , issued by
the Securities and Exchange Board of India
("SEBI") and pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment thereto or re-enactment thereof) and
subject to the provisions of the Memorandum &
Articles of Association of the Company, the
provisions contained in the RBI guidelines, listing
agreements entered into by the Company with
Stock Exchanges where the equity shares of the
Company are listed and subject to all necessary
approvals, consents, permissions and/or
sanctions as may be required from all applicable
CONTD				Management	For	For
CONT	CONTD authorities, and subject to such
conditions and modifications as may be-
prescribed or imposed by any of them while
granting such approvals, consents,-permissions
and/or sanctions which may be agreed to by the
Board of Directors-of the Company (hereinafter
referred to as "the Board" which term shall-
include the Compensation Committee to which				Non-Voting			None
the Board may delegate its-powers, including the
powers conferred by these Resolutions), consent
of the-Company be and is hereby accorded to the
Board to create, issue, grant, offer-and allot at
any time or from time to time to the present and
future-employees and Directors (whole-time or
otherwise) of the Company's present-and future
subsidiaries selected on the basis of a criteria
prescribed by the-Board in accordance with the
SEBI Guidelines (hereinafter referred to as-
CONTD
CONT	CONTD "the Eligible Employees" which
expression shall, unless repugnant to-the
context, mean and include the present and future
employees and Directors-(whole-time or
otherwise) of the present and future subsidiaries
of the-Company) such number of options as may
be decided by the Board within the-limits as
prescribed in resolution no. 11 on the specified
terms and-conditions. Resolved further that the
maximum number of equity shares issued-to any
specific employee/director under the said
Scheme(s) shall not exceed-1% of the issued
and paid-up share capital of the Company in any
financial-year; Resolved further that for the
purpose of giving effect to the above-resolution,
the Board be and is hereby authorised to pay
fees and commission-and incur expenses in
relation thereto and do all such acts, deeds,
matters-and things CONTD				Non-Voting
CONT	CONTD and execute all such deeds, documents,
instructions and writings as it-may, in its absolute
discretion, deem necessary or desirable for such-
purpose. Resolved further that for the purpose of
giving effect to this-resolution, the Board be and
is hereby authorised to evolve, decide upon and-
bring into effect one or more Employee Stock
Option Schemes or Plans-("ESOPs") and subject
to SEBI guidelines make any amendments,
modifications,-alterations in ESOPs from time to
time, as may be required, including making-
necessary adjustments in case of rights issues,
bonus issues, stock splits or-any other corporate
actions subsequently and to settle all questions,-
difficulties or doubts that may arise in relation to
the implementation of-ESOPs and to do all such
acts, deeds, matters and things and execute all
such-deeds, CONTD				Non-Voting
CONT	CONTD documents, instruments and writings as
it may, in its absolute-discretion, deem,
necessary or desirable for such purpose without
requiring-the Board to secure any further consent
or approval of the members of the-Company.
Resolved further that the Board be and is hereby
authorised to-delegate all or any of the powers
herein conferred to any Committee to give-effect
to this resolution				Non-Voting
13	Resolved that Ms. Dorian Daley, a Director of the
Company, who retires by rotation at this Annual
General Meeting and who has expressed her
desire not to be re-appointed as a Director, be
retired and not be re-appointed. Resolved further
that the resulting vacancy on the Board be not
filled up at this Annual General Meeting or any
adjourned meeting thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	1,050	30-Jul-2011		09-Aug-2011
CIA SANEAMENTO MINAS GERAIS SA
Security		P28269101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		18-Aug-2011
ISIN		BRCSMGACNOR5		Agenda		703269375 - Management
Record Date				Holding Recon Date		16-Aug-2011
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		10-Aug-2011
SEDOL(s)		B0YBZJ2 - B1BYFV3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1		Election of members of the finance committee of the Company		Management	For	For
2	Amendment of the corporate bylaws of the
Company as follows: Amendment of article 5,
including paragraphs 1 and 2, with the following
wording, Paragraph 1. With the admission of the
Company to the Novo Mercado of the BM and
FBOVESPA S.A., Bolsa de Valores, Mercadorias
e Futuros, from here onwards the BM and
FBOVESPA, the Company, its shareholders,
managers and members of the finance
committee are subject to the provisions of the
Novo Mercado Listing Regulations of the BM and
FBOVESPA, from here onwards the Novo
Mercado Regulations. Paragraph 2: The
provisions of the Novo Mercado Regulations will
prevail over the bylaws provisions, in the event of
harm to the rights of those to whom the public
offers provided for in these bylaws are destined				Management	For	For
3	Amendment of the sole paragraph of article 13,
which will come to have the following wording:
The instatement of the managers will be
conditioned on them having previously signed the
Instrument of Adherence of the Managers
provided for in the Novo Mercado Regulations of
the BM and FBOVESPA				Management	For	For
4	Amendment of paragraphs 2, 3, 5 and 6 of article
14, which will come to have the following
wording: Paragraph 2. The board of directors will
be composed of, at least, 20 percent independent
directors, who must be expressly declared as
being such at the general meeting that elects
them. A member of the board of directors will be
considered independent when i. he or she has no
connection to the Company, except for ownership
of share capital, ii. he or she is not a controlling
shareholder, spouse or relative to the second				Management	For	For	None
degree of the controlling shareholder, is not and
has not within the last three months had a
connection with the company or an entity related
to the controlling shareholder, with people with
connections to teaching and or research
institutions being excluded, iii. he or she has not,
during the last three CONTD
CONT	CONTD years, been an employee or officer of
the Company, of the controlling-shareholder or of
a company controlled by the Company, iv. he or
she is not a-supplier or purchaser, directly or
indirectly, of Company services or-products on a
scale that would result in loss of independence,
v. he or she-is not an employee or manager of a
company or entity that is offering or-requesting
services and or products to or from the Company,
vi. he or she is-not a spouse or relative to the
second degree of a manager of the Company,-vii.
he or she does not receive other remuneration
from the Company except as-a member of the
board of directors, with money arising from any
ownership in-the share capital being excluded
from this restriction, or viii. the member-of the
board of directors elected through the option
provided for in article-141, paragraphs CONTD				Non-Voting
CONT	CONTD 4 and 5, and article 239 of Law 6404.76;
Paragraph 3. When, as a result-of the
observance of the percentage defined in the
paragraph above, a-fractional number of
members of the board of directors results, it will
be-rounded in accordance with the terms of the
Novo Mercado Regulations;-Paragraph 5. The
positions of the chairperson of the board of
directors and-of the president or chief executive
officer of the Company cannot be held by-the
same person; Paragraph 6. The term in office of
the members of the board-of directors will be one
year and will begin and end on the same date for-
all, except in the case of removal of a member of
the board of directors, and-members of the board
of directors can be reelected. The members of
the board-of directors will remain in their
positions until the election and-instatement of
their successors				Non-Voting
5	Amendment of the sole paragraph of article 15,
which will come to have the following wording:
The instatement of the members of the board of
directors will be conditioned on them having
previously signed the Instrument of Adherence of
the Managers provided for in the Novo Mercado
Regulations, as well as on meeting the applicable
legal requirements				Management	For	For
6	Inclusion of a line aa and renumbering the
subsequent lines in article 22, with the following
wording: aa. To make a statement regarding any
public tender offer for the acquisition of shares
that has as its object the shares issued by the
Company, through an opinion issued in advance
that states its basis, disclosed within 15 days
from the publication of the public tender notice for
the acquisition of shares, which must deal with, at
least, i. the convenience and appropriateness of
the public tender offer for the acquisition of				Management	For	For	None
shares in relation to the interests of the
shareholders taken as a whole and in relation to
the liquidity of the securities they own, ii. the
repercussions of the public tender offer for the
acquisition of shares on the interests of the
Company, iii. the strategic plans disclosed by the
offeror in CONTD
CONT	CONTD relation to the Company, iv. other points
that the board of directors-considers pertinent, as
well as the information required by the
applicable-rules established by the Brazilian
Securities Commission				Non-Voting
7	Inclusion of a sole paragraph in article 27, with
the following wording: Sole Paragraph. The
instatement of the members of the executive
committee will be conditioned on them having
previously signed the Instrument of Adherence of
the Managers provided for in the Novo Mercado
Regulations, as well as on meeting the applicable
legal requirements				Management	For	For
8	Amendment of paragraph 1 of article 34, which
will come to have the following wording: The
instatement of the members of the finance
committee will be conditioned on them having
previously signed the Instrument of Adherence of
the Managers provided for in the Novo Mercado
Regulations, as well as on meeting the applicable
legal requirements				Management	For	For
9	Amendment of the main part of paragraph 2 of
article 44, which will come to have the following
wording: Article 44. If there should occur the
situation provided for in line II of paragraph 4 of
article 14 of the State Constitution or its
amendment, the disposition, directly or indirectly,
of control of the Company, either through a single
transaction or through successive transactions, it
must be contracted for under the condition
precedent or resolutory condition that the
acquirer undertakes to carry out a public tender
offer for the acquisition of the shares of the other
shareholders of the Company, observing the
conditions and deadlines provided for in the
applicable law and in the Novo Mercado
Regulations, in such a way as to ensure them
equal treatment to that given to the selling
shareholder. Paragraph 2. The CONTD				Management	For	For
CONT	CONTD public tender offer for the acquisition of
shares referred to in this-Article will be required in
the event of disposition of control of a company-
that has the power of control of the Company to a
third-party. In this event,-the selling controlling
shareholder will be required to declare to the-
Brazilian Securities Commission and to the BM
and FBOVESPA the value-attributed to the
Company by the disposition of its control,
attaching-documentation that proves this value				Non-Voting
10	Amendment of the title of Chapter IX, which will
come to have the following wording: Delisting
from the Novo Mercado of the Bolsa de Valores,
Mercadorias e Futuros, BM and FBOVESPA, and
the Delisting of the Company as a Publicly Held
Company				Management	For	For
11	Amendment of the main part, paragraphs 2, 3
and 4 of article 47, which will come to have the
following wording: Article 47. If it is resolved that
the Company will delist from the Novo Mercado
so that the securities issued by it will come to be
listed for trading outside of the Novo Mercado, or
because of a corporate restructuring transaction,
in which the resulting company of that
restructuring does not have its securities listed for
trading on the Novo Mercado within 120 days
from the date of the general meeting that
approved said transaction, the controlling
shareholder must make a public tender offer for
the acquisition of the shares belonging to the
other shareholders of the Company, at least, for
the respective economic value, which is to be
calculated in a valuation report prepared in
accordance CONTD				Management	For	For
CONT	CONTD with the terms of paragraph 1 and 2 of
article 49, with the legal and-regulatory rules
applicable being respected; Paragraph 2. The
delisting of-the Company from the Novo Mercado
of the BM and FBOVESPA so that the-securities
issued by it come to be listed for trading outside
that special-listing segment must be approved in
advance at a general meeting of-shareholders of
the Company, and notice of conducting the public
tender offer-referred to in the main part of this
article must be communicated to the BM-and
FBOVESPA and disclosed to the market
immediately after the holding of-that general
meeting. Paragraph 3. If the delisting of the
Company from the-Novo Mercado of the BM and
FBOVESPA occurs because of a corporate-
restructuring in which the company resulting from
the restructuring is not-admitted for CONTD				Non-Voting
CONT	CONTD listing on the Novo Mercado, the notice
of the making of the public-tender offer referred
to in the main part of this Article must be-
communicated to the BM and FBOVESPA and
disclosed to the market immediately-after the
general meeting that has approved that
restructuring is held.-Paragraph 4. The delisting
of the Company from the Novo Mercado as a
result-of a breach of obligations contained in the
Novo Mercado Regulations is-conditioned on
carrying out a public tender offer for the
acquisition of-shares, at least for the economic
value of the shares, to be calculated in-the
valuation report that is described in the main part
of this article, with-the applicable legal and
regulatory rules being respected				Non-Voting
12	Amendment of the main part of article 51, which
will come to have the following wording: Article
51. The Company, its shareholders, managers
and members of the finance committee
undertake to resolve, through arbitration, before
the Market Arbitration Chamber, any and all
disputes or controversies that may arise among
them, related to or arising from, especially, the
application, validity, efficacy, interpretation,
violation and its effects, of the provisions
contained in the Share Corporations Law, in the				Management	For	For	None
corporate bylaws of the Company, in the rules
issued by the National Monetary Council, by the
Brazilian Central Bank and by the Brazilian
Securities Commission, as well as in the other
rules applicable to the functioning of capital
markets in general, in addition to those contained
in the Novo Mercado Regulations, CONTD
CONT		CONTD Arbitration Regulations, Sanctions Regulations and the Novo Mercado-Participation Agreement		Non-Voting
13		Exclusion of article 52		Management	For	For
14	Donation of the asset real property number
9127000062, in reference to a piece of land with
150 square meters that is located on Rua Silvino
Mariano, to the municipality of Capitao Eneas, in
the District of Gorutuba, because it is not useful
for service				Management	For	For
15	Donation of the asset real property number
9224000055, in reference to a piece of land with
100.50 square meters, to the municipality of
Divisa Nova, in the District of Medio Rio Grande,
because it is not useful to the service				Management	For	For
16	Donation of 2,333.9 cubic meters of firewood
material taken from the area of the Teofilo Otoni
Dam, with an estimated value of BRL 20,000, to
the nongovernmental organization, or NGO,
called Fazenda Esperanca, located in the
municipality of Teofilo Otoni, Minas Gerais				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	59,632	09-Aug-2011		16-Aug-2011
TRACTEBEL ENERGIA SA, FLORIANOPOLIS
Security		P9208W103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		22-Aug-2011
ISIN		BRTBLEACNOR2		Agenda		703281167 - Management
Record Date				Holding Recon Date		18-Aug-2011
City /	Country	FLORIANOPOLIS /	Brazil	Vote Deadline Date		12-Aug-2011
SEDOL(s)		2249908 - B07C763 - B3BJYS2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Amendment of the corporate bylaws of the
company, to transfer the head office of the
company from Rua Antonio Dib Mussi, 366,
Centro, Zip Code 88015.110, to Rua Paschoal
Apostolo Pitsica, 5064, Agronomica, Zip Code
88025.255, both in the city of Florianopolis, Santa
Cantarina				Management	For	For
2		To adapt the bylaws provisions to the clauses released by BM and FBOVESPA, in compliance with the new Novo Mercado regulations		Management	For	For
3		To adapt a bylaws provision to law number 12431.2011, to confer on the Board of Directors the authority to resolve regarding the issuance of debentures convertible into shares		Management	For	For
4	To confer on the Board of Directors the authority
to approve any contract to be signed with the firm
that provides independent auditing services, in
such a way as to adapt the bylaws to the best
corporate governance practices				Management	For	For
5		To take cognizance of the resignation of a member of the Board of Directors and to elect his or her replacement		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	203,883	10-Aug-2011		16-Aug-2011
GAIL INDIA LTD
Security		Y2682X135		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		23-Aug-2011
ISIN		INE129A01019		Agenda		703256657 - Management
Record Date		08-Jul-2011		Holding Recon Date		08-Jul-2011
City /	Country	TBD /	India	Vote Deadline Date		10-Aug-2011
SEDOL(s)		6133405 - B01YVR4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Special Resolution under section 17 of the Companies Act, 1956 for amending the Main Objects of the Memorandum of Association of the Company by substituting the existing clause no. 17		Management	For	For
2		Ordinary Resolution under section 293(1)(a) of the Companies Act, 1956 for transfer of assets		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	37,306	27-Jul-2011		10-Aug-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	448,727	27-Jul-2011		10-Aug-2011
PETROLEO BRASILEIRO S.A. - PETROBRAS
Security		71654V408		Meeting Type		Special
Ticker Symbol		PBR		Meeting Date		23-Aug-2011
ISIN		US71654V4086		Agenda		933497427 - Management
Record Date		09-Aug-2011		Holding Recon Date		09-Aug-2011
City /	Country	/	Brazil	Vote Deadline Date		18-Aug-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
02	APPROVAL OF COMPANY'S BYLAWS
AMENDMENT SO AS TO COMPLY WITH LAW
12.353/10, WHICH PROVIDES FOR THE
MEMBERSHIP OF EMPLOYEES IN THE
BOARD OF DIRECTORS OF GOVERNMENT-
OWNED COMPANIES AND MIXED JOINT
STOCK CORPORATIONS				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	36,495	13-Aug-2011		13-Aug-2011
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	42,902	13-Aug-2011		13-Aug-2011
TATA POWER CO LTD
Security		Y85481128		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Aug-2011
ISIN		INE245A01013		Agenda		703218568 - Management
Record Date				Holding Recon Date		22-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		15-Aug-2011
SEDOL(s)		6124335 - B3CB5V7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT RESOLUTIONS 7 AND 8 IS A SHAREHOLDER PROPOSAL WHEREAS- MANAGEMENT RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU		Non-Voting
1	To receive, consider and adopt the Audited Profit
and Loss Account for the year ended 31st March,
2011 and the Balance Sheet as at that date
together with the Reports of the Directors and the
Auditors thereon				Management	For	For
2		To declare a dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr D M Satwalekar, who retires by rotation and is eligible for re-appointment		Management	For	For
4	Resolved that Dr R H Patil who retires as Director
pursuant to the provisions of Section 256 of the
Companies Act, 1956, be and is hereby
appointed a Director of the Company to hold
office upto 4th September, 2012				Management	For	For
5		To appoint a Director in place of Mr P G Mankad, who retires by rotation and is eligible for re- appointment		Management	For	For
6		To appoint Auditors and fix their remuneration		Management	For	For
7		Appointment of Mr Anil Sardana as Director		Management	For	For
8		Appointment of Mr Anil Sardana as Managing Director		Management	For	For
9		Sub-division of Equity Shares		Management	For	For
10		Alteration of Memorandum of Association of the Company		Management	For	For
11		Alteration of Articles of Association of the Company		Management	For	For
12		Authority to borrow in excess of paid-up capital and free reserves		Management	For	For
13		Creation of charges		Management	For	For
14		Appointment of Branch Auditors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGS UTILITIES MAURITIUS	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	1,568	15-Jul-2011		19-Aug-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	159,256	15-Jul-2011		15-Aug-2011
ANANT RAJ INDUSTRIES LTD
Security		Y01272122		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Aug-2011
ISIN		INE242C01024		Agenda		703256998 - Management
Record Date				Holding Recon Date		23-Aug-2011
City /	Country	HARYANA /	India	Vote Deadline Date		11-Aug-2011
SEDOL(s)		B0BP4L2 - B17RK77		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet of the Company as at March 31,
2011, the Profit and Loss Account of the
Company for the year ended on that date
together with the Reports of the Auditors and the
Directors thereon				Management	For	For
2		To declare a dividend on Equity Shares for the year 2010-11		Management	For	For
3		To appoint a Director in place of Shri Amit Sarin, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri Brajindar Mohan Singh, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	To appoint M/s B. Bhushan & Co, Chartered
Accountants, (Registration No. 001596N), as the
Statutory Auditors of the Company to hold office
from the conclusion of this Annual General
Meeting until the conclusion of next Annual
General Meeting of the Company and to
authorize the Board of Directors to fix their
remuneration				Management	For	For
6	Resolved that pursuant to the provisions of
Sections 198, 269, 309 and 310, Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, (including any amendment
and/or reenactment thereof) and the Articles of
Association of the Company, the consent of the
members be and is hereby accorded for revision
in remuneration of Sh. Amit Sarin, Director &
CEO, from INR. 4,00,000/- per month (Rupees
Four Lacs only) upto INR. 7,50,000/- per month
(Rupees Seven Lacs Fifty Thousand only) with
effect from September 01, 2011 whether paid as
salary, allowance(s), perquisites or a combination
thereof provided that the following perquisites will
not be included in the aforesaid remuneration: a.
Contribution to Provident Fund, Superannuation
Fund or Annuity Fund to the extent these either
singly or put together are CONTD				Management	For	For
CONT	CONTD not taxable under the Income Tax Act,
1961; b. Gratuity payable at a-rate not exceeding
half a month's salary for each completed year of
service;-c. Encashment of leave as per the policy
of the Company; and d. Medical-reimbursement
as per actual Resolved further that payment/
reimbursement of-telephone and/ or mobile
phone(s) bills, conveyance, fuel expenses or				Non-Voting			None
other-out of pocket expenses incurred in the
course of official duties will not be-included in the
aforesaid remuneration. Resolved further that in
the absence-of or inadequacy of profits in any
financial year the remuneration payable to-Sh.
Amit Sarin shall not exceed the maximum limits
prescribed under Section 1-of Part II of Schedule
XIII of the Companies Act, 1956. Resolved
further that-the Board of Directors of the
Company (including any committee/ CONTD
CONT	CONTD subcommittee of the Board) be and is
hereby authorized to assign and-delegate, from
time to time, such work, duties, power and
authorities to Sh.-Amit Sarin as it may deem fit
and proper. Resolved further that the Board of-
Directors of the Company be and is hereby
authorized to fix such remuneration-and to work
out various components of the remuneration
package as it may deem-fit and proper within the
overall limits of the remuneration as approved-
above. Resolved further that the Board of
Directors of the Company (including-any
committee/ subcommittee of the Board) be and is
hereby authorized to take-all necessary steps to
give effect to the aforesaid resolution				Non-Voting
7	Resolved that pursuant to the provisions of
Sections 198, 269, 309 and 310, Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, (including any amendment
and/or reenactment thereof) and the Articles of
Association of the Company, the consent of the
members be and is hereby accorded for revision
in remuneration of Sh. Anil Sarin, Managing
Director, from INR. 9,80,000/- per month (Rupees
Nine Lacs Eighty Thousand only) upto INR.
22,00,000/- per month (Rupees Twenty Two Lacs
only) with effect from September 01, 2011
whether paid as salary, allowance(s), perquisites
or a combination thereof provided that the
following perquisites will not be included in the
aforesaid remuneration: a. Contribution to
Provident Fund, Superannuation Fund or Annuity
Fund to the extent these either singly or put
CONTD				Management	For	For
CONT	CONTD together are not taxable under the
Income Tax Act, 1961; b. Gratuity-payable at a
rate not exceeding half a month's salary for each
completed year-of service; c. Encashment of
leave as per the policy of the Company; and d.-
Medical reimbursement as per actual Resolved
further that payment/-reimbursement of
telephone and/ or mobile phone(s) bills,
conveyance, fuel-expenses or other out of pocket
expenses incurred in the course of official-duties
will not be included in the aforesaid
remuneration. Resolved further-that in the
absence of or inadequacy of profits in any
financial year during-the currency of tenure of the
Managing Director, the remuneration payable to-
Sh. Anil Sarin shall not exceed the maximum
limits prescribed under Section 1-of Part II of
Schedule XIII of the Companies Act, 1956.
Resolved further that-CONTD				Non-Voting
CONT	CONTD the Board of Directors of the Company
(including any committee/-subcommittee of the
Board) be and is hereby authorized to assign
and-delegate, from time to time, such work,
duties, power and authorities to Sh.-Anil Sarin as
it may deem fit and proper. Resolved further that
the Board of-Directors of the Company be and is
hereby authorized to fix such remuneration-and
to work out various components of the
remuneration package as it may deem-fit and
proper within the overall limits of the
remuneration as approved-above. Resolved
further that the Board of Directors of the
Company (including-any committee/
subcommittee of the Board) be and is hereby
authorized to take-all necessary steps to give
effect to the aforesaid resolution				Non-Voting
8	Resolved that pursuant to the provisions of
Section 314 and all other applicable rules/
guidelines and provisions, if any, of the
Companies Act, 1956 (including any amendment
and/or re-enactment thereof) and all applicable
approvals and consents, if any, consent of the
members of the Company be and is hereby
accorded to the Board of Directors of the
Company to increase the remuneration of Shri
Aman Sarin, Executive Director of the Company,
a relative of the Director of the Company upto
INR. 2,00,000/-per month with effect from
September 01, 2011. Resolved further that the
Board of Directors of the Company be and is
hereby authorized to do all such further acts and
deeds and to take all such actions as required
necessary to give effect to the above resolution				Management	For	For
9	Resolved that pursuant to the provisions of
Section 314 and all other applicable rules/
guidelines and provisions, if any, of the
Companies Act, 1956 (including any amendment
and/or re-enactment thereof) and all applicable
approvals and consents, if any, consent of the
members of the Company be and is hereby
accorded to the Board of Directors of the
Company to increase the remuneration of Shri
Ashim Sarin, Executive Director of the Company,
a relative of the Director of the Company upto
INR. 2,00,000/- per month with effect from
September 01, 2011. Resolved further that the
Board of Directors of the Company be and is
hereby authorized to do all such further acts and
deeds and to take all such actions as required
necessary to give effect to the above resolution				Management	For	For
10	Resolved that pursuant to the provisions of
Section 314 and all other applicable rules/
guidelines and provisions, if any, of the
Companies Act, 1956 (including any amendment
and/or re-enactment thereof) and all applicable
approvals and consents, if any, consent of the
members of the Company be and is hereby
accorded to the Board of Directors of the
Company to increase the remuneration of Shri
Amar Sarin, Executive Director of the Company,				Management	For	For	None
a relative of the Director of the Company upto
INR. 1,50,000/-per month with effect from
September 01, 2011. Resolved further that the
Board of Directors of the Company be and is
hereby authorized to do all such further acts and
deeds and to take all such actions as required
necessary to give effect to the above resolution
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	241,531	28-Jul-2011		19-Aug-2011
CIPLA LTD
Security		Y1633P142		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Aug-2011
ISIN		INE059A01026		Agenda		703257180 - Management
Record Date				Holding Recon Date		23-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		16-Aug-2011
SEDOL(s)		B011108		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To consider and adopt the Balance Sheet as at
31st March 2011, the Profit and Loss Account for
the year ended on that date together with the
schedules annexed thereto as well as the reports
of the Board of Directors and Auditors attached
thereon				Management	For	For
2		To confirm the payment of Interim Dividend and to declare Final Dividend for the year ended 31st March 2011		Management	For	For
3		To appoint a Director in place of Mr. M.R. Raghavan who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Pankaj Patel who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	Resolved that M/s. V. Sankar Aiyar & Co.,
Chartered Accountants (Firm Reg. No.
109208W), together with M/s. R.G.N. Price &
Co., Chartered Accountants (Firm Reg. No.
002785S), be and are hereby re-appointed as
Joint Statutory Auditors of the Company to hold
the office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting upon such
remuneration, taxes and out of pocket expenses,
as may be fixed by the Board of Directors of the
Company in mutual consultation with the
Auditors. Resolved further that the Board of
Directors of the Company be and is hereby
authorised to appoint Auditors for the Company's
branch office(s) (whether now or as may be
established) in terms of section 228 of the
Companies Act, 1956 in consultation with the
Auditors of the Company to examine and CONTD				Management	For	For
CONT		CONTD audit the accounts for the financial year ending on 31st March 2012-upon such remuneration, terms and conditions as the Board of Directors may-deem fit		Non-Voting
6	Resolved that pursuant to the provisions of
sections 257, 260 and other applicable provisions
of the Companies Act, 1956 (the Act) read with
those under Article 129 of the Company's Articles
of Association, Mr. S. Radhakrishnan, an
Additional Director holding the office as such up
to the date of this Meeting be and is hereby
appointed as a Director of the Company with
effect from the commencement of the date of this
Annual General Meeting. Resolved that pursuant				Management	For	For	None
to the provisions of sections 198, 309 read with
Schedule XIII and other applicable provisions of
the Act, the Company hereby approves, confirms
and ratifies the appointment of Mr. S.
Radhakrishnan as the Whole-time Director of the
Company, with the benefit of continuity of service
of Mr. S. Radhakrishnan as agreed to by the
Board and the appointee, for CONTD
CONT	CONTD a period of five years commencing from
12th November 2010 and-concluding on 11th
November 2015 and on the terms and conditions
as-stipulated hereunder and set out in the letter
of appointment dated 12th-November 2010
issued by the Company as per the copy now
placed before and-approved by the Meeting. A.
Salary: INR 8,00,000 p.m. with liberty to the-
Board of Directors to sanction such increase as it
may in its absolute-discretion determine from
time to time provided that the salary does not-
exceed INR 16,00,000 p.m. during the tenure. B.
Accommodation: Rent-free-furnished
accommodation or 60% of the salary as house
rent allowance in lieu-of accommodation. The
appointee shall also be eligible for maintenance
of-accommodation including furniture, fixtures
and furnishings and reimbursement-of expenses
incurred on gas, electricity and water. CONTD				Non-Voting
CONT	CONTD C. Perquisites: The appointee shall be
entitled to perquisites,-allowances, benefits,
facilities and amenities (collectively called-
"perquisites") such as medical reimbursement,
leave travel-assistance/allowance, membership
fees of clubs, hospitalisation and accident-
insurance and any other perquisites as per the
policy/rules of the Company in-force or as may
be approved by the Board from time to time. In
addition to-the above, the appointee shall also be
entitled to the following benefits as-per
policy/rules of the Company in force or as may be
approved by the Board-from time to time: (i)
Company maintained car(s) with driver(s) or
cash-equivalent thereof; (ii) Telecommunication
facilities at residence; (iii)-Company's contribution
to Provident Fund and Superannuation Fund;
(iv)-Payment of gratuity and other retirement
benefits and (v) Encashment of-leave. CONTD				Non-Voting
CONT	CONTD D. Commission: The appointee shall
also be entitled to, in addition to-the aforesaid
salary and perquisites, commission as may be
fixed by the Board-after profits of the Company
are ascertained each year subject to minimum of-
INR 30,00,000 each year, so however, the overall
remuneration for all the-managerial personnel
does not exceed the limits prescribed under
sections 198-and 309 of the Companies Act,
1956 and Schedule XIII as may be applicable-
from time to time with liberty to pay such
commission in one or more-installments entirely				Non-Voting			None
at the discretion of the Board. E. The Board is-
authorised to fix actual remuneration and revise it
from time to time within-the aforesaid ceilings. F.
If in any financial year during the currency of-
tenure of the appointee, the Company has no
profits or its profits are-inadequate, the appointee
shall be entitled to CONTD
CONT	CONTD minimum remuneration by way of basic
salary, perquisites and allowances-not exceeding
the ceiling limit specified under paragraph 1 of
section II,-Part II of Schedule XIII to the
Companies Act, 1956 and in addition thereto,-
appointee shall also be eligible to the perquisites
and allowances not-exceeding the limits specified
under paragraph 2 of section II, Part II of-
Schedule XIII to the Companies Act,1956 or such
other limits as may be-specified by the Central
Government from time to time as minimum-
remuneration. G. This appointment as Whole-
time Director is liable for-termination by either
party giving three months' notice in writing to the-
other. And resolved further that the Board be and
is hereby authorised to do-all acts and take all
such steps as may be necessary, proper or
expedient to-give effect to this resolution				Non-Voting
7	Resolved that pursuant to the provisions of
section 314 and other applicable provisions, if
any of the Companies Act, 1956 (including any
amendments thereto or re-enactment thereof for
the time being in force), the Company in general
meeting hereby accords its consent to the
holding of office or place of profit as a member of
management team by Mrs. Samina Vaziralli, a
relative of Mr. M. K. Hamied, Joint Managing
Director of the Company, with effect from 1st July
2011 on a monthly salary of INR 2,50,000
(inclusive of all allowances and perquisites).
Resolved further that pursuant to the provisions
of section 314 read with Director's Relative
(Office or Place of Profit) Rules, 2011 as
amended and other applicable provisions, if any,
of the Companies Act, 1956 (including any
amendments thereto or re-enactment thereof for
the time being in force) CONTD				Management	For	For
CONT	CONTD as well as the approval by the
Company's Selection Committee and Board-of
Directors ("Board") and subject to the approval of
Central Government, the-Company in general
meeting hereby accords its prior consent to the
holding of-office or place of profit under the
Company through the appointment of Mrs.-
Samina Vaziralli, a relative of Mr. M. K. Hamied,
Joint Managing Director of-the Company, as a
member of management team and also to the
revision of her-remuneration any time in future
during the then relevant period of her-
appointment subject to the payment of monthly
salary (inclusive of all-allowances and
perquisites), being not more than INR 10,00,000
as may be, to-the extent and in the manner
finalised by the Board in consultation with the-
appointee. Resolved further that the Board be
and CONTD				Non-Voting
CONT	CONTD is hereby authorised to represent the
Company before the Central-Government and to
agree to or accept any variations in the terms of
the-appointment as may be suggested by the
Central Government. And resolved-further that
the Board be and is hereby further authorised to
do all such-acts, deeds and things and execute
all such documents, instruments and-writings as
may be and in the manner required and to
delegate all or any of-its powers herein conferred
to any Committee of Directors or to any Director-
or to any Officer to give effect to the resolution
hereof				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	21,424	28-Jul-2011		16-Aug-2011
IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI
Security		Y41784102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Aug-2011
ISIN		INE821I01014		Agenda		703260478 - Management
Record Date				Holding Recon Date		23-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		16-Aug-2011
SEDOL(s)		B2NXWC5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Balance Sheet as at March 31, 2011, the Profit and Loss account for the year ended on that date and the Report of the Directors and the Auditors thereon		Management	For	For
2		To declare a dividend on Equity Shares for the financial year ended March 31, 2011		Management	For	For
3		To appoint a Director in place of Mr. Dattatraya P. Mhaiskar, who retires by rotation and, being eligible, seeks re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Sivaramakrishnan S. Iyer, who retires by rotation and, being eligible, seeks re-appointment		Management	For	For
5	Resolved that M/s. S. R. Batliboi & Co.,
Chartered Accountants (Firm Registration No.
301003E), be and are hereby re-appointed as the
Statutory Auditors of the Company to hold office
from the conclusion of this Annual General
Meeting till the conclusion of the next Annual
General Meeting on such remuneration as may
be determined by the Board of Directors in
consultation with the Statutory Auditors of the
Company				Management	For	For
6	Resolved that Mr. Sunil H. Talati, who was
appointed as an Additional Director of the
Company by the Board of Directors, be and is
hereby appointed as Director of the Company
liable to retire by rotation				Management	For	For
7	Resolved that pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956, as amended or
restated (the "Companies Act"), the Listing
Agreements with each of the stock exchanges
where the Company's equity shares are listed
and the provisions of the Foreign Exchange
Management Act, 1999, as amended or restated,
the Foreign Exchange Management (Transfer or
Issue of Security by a Person Resident Outside
India) Regulations, 2000, as amended or
restated, the Foreign Exchange Management
(Borrowing or Lending in Rupees) Regulations,
2000, as amended or restated, the Issue of
Foreign Currency Convertible Bonds and
Ordinary Shares (Through Depository Receipt
Mechanism) Scheme, 1993, as amended or
restated, the Securities and Exchange Board of
India (Issue of Capital and Disclosure
Requirements) Regulations, 2009, CONTD				Management	For	For
CONT	CONTD as amended or restated (the "ICDR
Regulations"), as applicable and such-other
statutes, notifications, circulars, rules and
regulations as may be-applicable and relevant,
each as amended or restated, and the
Memorandum and-Articles of Association of the
Company, as amended, and subject to such-
approvals, consents, permissions and sanctions,
if any, of the Government of-India, the Reserve
Bank of India (the "RBI"), the Foreign Investment-
Promotion Board (the "FIPB"), the Securities and
Exchange Board of India (the-"SEBI"), the
relevant Registrar of Companies, the relevant
stock exchanges-and any other regulatory
authority as may be required under applicable
law or-regulation, and subject to such conditions
as may be prescribed by any of-them in granting
such approvals, consents, permissions and
sanctions CONTD				Non-Voting
CONT	CONTD which may be agreed to by the Board of
Directors of the Company (the-"Board", which
term shall be deemed to include any committee
constituted or-to be constituted by the Board, or
any person(s) authorised by the Board or-its
committee for such purposes), consent of the
Company be and is hereby-accorded to the
Board in its absolute discretion, to offer, issue
and allot-in the course of either one or more
international offering(s), in one or more-foreign
markets and/or in the course of one or more
domestic offering(s) in-India, including by way of
a qualified institutions placement under Chapter-
VIII of the ICDR Regulations ("QIP"), such
number of equity shares and/or any-securities
linked to, convertible into or exchangeable for
equity shares-including, without limitation,
through Global Depository Receipts ("GDRs")-
and/or American Depository Receipts ("ADRs")
CONTD				Non-Voting
CONT	CONTD and/or convertible preference shares
and/or convertible debentures-(compulsorily
and/or optionally, fully and/or partly) and/or non-
convertible-debentures (or other securities) with
warrants and/or warrants with a right-exercisable
by the warrant holder to exchange or convert
such warrants with-equity shares of the Company
at a later date simultaneously with the issue of-
non-convertible debentures and/or Foreign
Currency Convertible Bonds-("FCCBs") and/or
Foreign Currency Exchangeable Bonds
("FCEBs") and/ or any-other permitted fully
and/or partly paid
securities/instruments/warrants,-convertible into
or exchangeable for equity shares at the option of
the-Company and/or the holder(s) of the
security(ies), and/or securities linked-to equity
shares (hereinafter collectively referred to as the
"Securities"),-in one or more tranches, whether
rupee denominated or CONTD				Non-Voting
CONT	CONTD denominated in foreign currency, to such
investors who are eligible to-acquire such
Securities in accordance with all applicable laws,
rules,-regulations, guidelines and approvals,
through public issue(s), rights-issue(s),
preferential issue(s), private placement(s) or any
combination-thereof, through any prospectus,
offer document, offer letter, offer-circular,
placement document or otherwise, at such time
or times and at such-price or prices subject to
compliance with all applicable laws, rules,-
regulations, guidelines and approvals, at a
discount or premium to market-price or prices in
such manner and on such terms and conditions
including as-regards security, rate of interest,
etc., as may be deemed appropriate by the-
Board in its absolute discretion, subject to
compliance with all applicable-laws, rules,
regulations, CONTD				Non-Voting
CONT	CONTD guidelines and approvals, for an
aggregate amount, in one or more-offering(s)
and/or in one or more tranches, not exceeding
1,200 crores-(Rupees One Thousand Two
Hundred crores) (inclusive of any green shoe or-
over-allotment option), either through a fresh
issue or a sponsored issue of-Securities (by one
or more existing shareholders of the Company)
or by way of-offer for sale of Securities or in any
combination thereof, and the Board-shall have
the discretion to determine the categories of
eligible investors-to whom the offer, issue and
allotment shall be made to the exclusion of all-
other categories of investors at the time of such
offer, issue and allotment-considering the
prevailing market conditions and all other
relevant factors-and wherever necessary in
consultation with advisor(s), lead manager(s),
and-underwriter(s) appointed by the Company.
CONTD				Non-Voting
CONT	CONTD Resolved further that without prejudice
to the generality of the above,-the issue(s) of
Securities may, subject to compliance with all
applicable-laws, rules, regulations, guidelines
and approvals, have all or any terms, or-
combination of terms, in accordance with
domestic and/or international-practice, including,
but not limited to, conditions in relation to
payment of-interest, additional interest, premium
on redemption, prepayment and any-other debt
service payments whatsoever and all other such
terms as are-provided in offerings of such nature
including terms for issue of additional-equity
shares or variation of the conversion price of the
Securities during-the duration of the Securities.
Resolved further that the Company and/or any-
agency or body authorised by the Company may,
subject to compliance with all-applicable laws,
rules, regulations, CONTD				Non-Voting
CONT	CONTD guidelines and approvals, issue
certificates, notes and/or depository-receipts
including global notes or certificates representing
the Securities-with such features and attributes
as are prevalent in international and/or-domestic
capital markets for instruments of such nature
and to provide for-the tradability or transferability
thereof as per the international and/or-domestic
practices and regulations, and under the forms
and practices-prevalent in such international
and/or domestic capital markets. Resolved-
further that the Company may enter into any
arrangement with any agency or-body for the
issue, upon conversion of the Securities, of
equity shares of-the Company in registered or
bearer form with such features and attributes as-
are prevalent in international capital markets for
instruments of this nature-and to provide CONTD				Non-Voting
CONT	CONTD for the tradability or free transferability
thereof as per the-international practices and
regulations, and under the forms and practices-
prevalent in international capital markets;
Resolved further that the-Securities issued in
foreign markets shall be deemed to have been
made abroad-and/or at the place of issue of the
Securities in international capital-markets and
shall be governed by the applicable
domestic/foreign laws and-regulations; Resolved
further that the Securities may be redeemed
and/or-converted into and/or exchanged for the
equity shares of the Company, subject-to
compliance with all applicable laws, rules,
regulations, guidelines and-approvals, in a
manner as may be provided in the terms of their
issue.-Resolved further that the Board be and is
hereby authorised to issue and-allot such number
of equity shares CONTD				Non-Voting
CONT	CONTD of the Company, as may be required to
be issued and allotted upon-conversion,
exchange, redemption or cancellation of any of
the Securities or-as may be necessary in
accordance with the terms of the offering(s), and
all-such equity shares shall rank pari passu with
the existing equity shares of-the Company in all
respects, including dividend. Resolved further
that the-relevant date for the purpose of pricing of
the Securities (i) by way of QIP/-GDRs/ ADRs/
FCCBs/ FCEBs or by way of any preferential
issue(s), shall be the-date as specified under the
applicable law or regulation, or (ii) in the-event of
conversion or exchange of Securities issued
under a QIP, shall be-the date of the meeting in
which the Board decides to open the issue.-
Resolved further that for the purpose of giving
effect to the above-resolutions, CONTD				Non-Voting
CONT	CONTD the Board be and is hereby authorised to
do all such acts, deeds,-matters and/or things,
including, but not limited to, finalization and-
approval of the preliminary as well as the final
document(s), determining the-form and manner
of the issue, including the class of investors to
whom the-Securities are to be issued and
allotted, the number of the Securities to be-
allotted, the issue price, the face value, the				Non-Voting			None
premium amount on the-
issue/conversion/exchange of the Securities, if
any, the rate of interest,-the execution of various
transaction documents, creation of
mortgage/charge-in accordance with Section
293(1)(a) of the Companies Act in respect of any-
Securities, either on a pari passu basis or
otherwise, as it may in its-absolute discretion
deem fit and to settle all questions, difficulties or-
doubts that CONTD
CONT	CONTD may arise in relation to the issue, offer or
allotment of the-Securities, including amending
the terms of the Securities and subject to-
applicable law, for the utilization of the issue
proceeds as it may in its-absolute discretion
deem fit without being required to seek any
further-consent or approval of the members or
otherwise to the end and intent and-that the
members shall be deemed to have given their
approval thereto for all-such acts, deeds, matters
and/or things, expressly by the authority of this-
resolution. Resolved further that the Board be
and is hereby authorised to-appoint such
consultants, lead managers, underwriters,
guarantor(s),-depositories, custodian(s),
registrar(s), agent(s) for service of process,-
authorized representatives, trustee(s), banker(s),
lawyer(s), merchant-banker(s) and any other
advisor(s), professional(s) CONTD				Non-Voting
CONT	CONTD and intermediaries, as may be required
and to pay them such fees,-commission and
other expenses as it deems fit and enter into or
execute all-such agreements/ arrangement(s)/
MOU(s)/ placement agreement(s)/ underwriting-
agreement(s)/ deposit agreement(s)/ trust
deed(s)/ subscription agreement/-payment and
conversion agency agreement/ any other
agreement(s) or-document(s) with any such
agencies, listing of Securities in domestic and/ or-
international stock exchanges, authorizing any
Director(s) or any officer(s)-of the Company,
severally, to sign for and on behalf of the
Company offer-document(s), agreement(s),
arrangement(s), application(s), authority-letter(s),
or any other related paper(s)/document(s), give
any-undertaking(s), affidavit(s), certification(s),
declaration(s) as he/she may-in his/her absolute
discretion CONTD				Non-Voting
CONT	CONTD deem fit including, without limitation, the
authority to amend or-modify such document(s).
Resolved further that the Board and other
designated-officers of the Company, be and are
hereby severally authorised to make all-filings
including as regards the requisite listing
application/ prospectus/-offer document/
registration statement, or any draft(s) thereof, or
any-amendments or supplements thereof, and of
any other relevant documents with-the stock
exchanges (in India or abroad), the RBI, the				Non-Voting			None
FIPB, the SEBI, the-Registrar of Companies and
such other authorities or institutions in India-
and/or abroad for this purpose and to do all such
acts, deeds and things as-may be necessary or
incidental to give effect to the resolutions above
and-the Common Seal of the Company be affixed
wherever necessary. CONTD
CONT	CONTD Resolved further that the Board be and
is hereby authorised to-severally delegate all or
any of its powers herein conferred to any
committee-of Directors or any Executive Director
or Directors or any other officer of-the Company,
in order to give effect to the above resolutions.
Resolved-further that all actions taken by the
Board in connection with any matter-referred to
or contemplated in any of the foregoing
resolutions are hereby-approved, ratified and
confirmed in all respects				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	125,066	02-Aug-2011		16-Aug-2011
DATANG INTERNATIONAL POWER GENERATION CO LTD
Security		Y20020106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		26-Aug-2011
ISIN		CNE1000002Z3		Agenda		703213962 - Management
Record Date		27-Jul-2011		Holding Recon Date		27-Jul-2011
City /	Country	BEIJING /	China	Vote Deadline Date		17-Aug-2011
SEDOL(s)		0571476 - 5896475 - 6080716 - B01DCR8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110711/LTN20110711021.PDF		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1		To consider and approve the "Profit Distribution Proposal for the Year 2010		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING TIME FROM
9:00 TO-1:30. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY-FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	56,000	12-Jul-2011		18-Aug-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	871,929	12-Jul-2011		18-Aug-2011
LARSEN & TOUBRO LTD
Security		Y5217N159		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Aug-2011
ISIN		INE018A01030		Agenda		703254300 - Management
Record Date				Holding Recon Date		24-Aug-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		17-Aug-2011
SEDOL(s)		B0166K8 - B0423P7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the Balance Sheet as at March 31, 2011, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon		Management	For	For
2		To declare a dividend on equity shares		Management	For	For
3		To appoint a Director in place of Mr. K. Venkataramanan, who retires by rotation and is eligible for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. S. Rajgopal, who retires by rotation and is eligible for re- appointment		Management	For	For
5		To appoint a Director in place of Mr. A. K. Jain, who retires by rotation and is eligible for re- appointment		Management	For	For
6		To appoint a Director in place of Mr. S. N. Talwar, who retires by rotation and is eligible for re- appointment		Management	For	For
7		Resolved that Mr. S. N. Subrahmanyan be and is hereby appointed as a Director retiring by rotation		Management	For	For
8	Resolved that pursuant to Section 269 and other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII of the said Act,
approval be and is hereby granted to the
appointment of Mr. Ravi Uppal, as the Whole-
time Director of the Company with effect from
November 1, 2010 upto and including October
31, 2015. Resolved further that Mr. Ravi Uppal, in
his capacity as the Whole-time Director, be paid
remuneration as may be fixed by the Board, from
time to time, within the limits approved by the
members as per the details given in the
explanatory statement				Management	For	For
9	Resolved that pursuant to Section 269 and other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII of the said Act,
approval be and is hereby granted to the
appointment of Mr. S. N. Subrahmanyan, as the
Whole-time Director of the Company with effect
from July 1, 2011 upto and including June 30,
2016. Resolved further that Mr. S. N.
Subrahmanyan, in his capacity as the Whole-time
Director, be paid remuneration as may be fixed
by the Board, from time to time, within the limits
approved by the members as per the details
given in the explanatory statement				Management	For	For
10	Resolved that pursuant to the provisions of
Sections 198, 309, 310, 311 and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification or re-
enactment thereof for the time being in force)
read with Schedule XIII of the said Act, approval
be and is hereby accorded to the Board of
Directors (hereinafter referred as "Board" which
term shall be deemed to include any committee
thereof) to pay to the Chairman & Managing
Director, Chief Executive Officer & Managing
Director, if any, Deputy Managing Director, if any
and Whole-time Directors of the Company
effective from October 1, 2011, such
remuneration comprising of salary, commission,
perquisites & allowances, as may be determined
by the Board from time to time within the
maximum limits as mentioned in the Explanatory
Statement CONTD				Management	For	For
CONT	CONTD and the consent of the Company be and
is hereby also accorded to-holding an office or
place of profit or continue to hold an office or
place-of profit as Directors, nominated or as may
be nominated by the Company, from-time to time,
on the Boards of its subsidiary/associate
companies				Non-Voting
11	Resolved that the Company's Auditors, M/s
Sharp & Tannan, Chartered Accountants (ICAI
Registration No. 109982W), who retire but, being
eligible, offer themselves for re-appointment, be
and are hereby re-appointed as Auditors of the
Company including all its branch offices for
holding the office from the conclusion of this
Meeting until the conclusion of the next Annual
General Meeting at a remuneration of INR
90,00,000/-(Rupees Ninety Lakh Only) exclusive
of service tax, traveling and other out of pocket
expenses				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	3,133	26-Jul-2011		19-Aug-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	104,202	26-Jul-2011		17-Aug-2011
NASPERS LTD
Security		S53435103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Aug-2011
ISIN		ZAE000015889		Agenda		703281080 - Management
Record Date		28-Jul-2011		Holding Recon Date		28-Jul-2011
City /	Country	CAPE TOWN /	South Africa	Vote Deadline Date		19-Aug-2011
SEDOL(s)		6622691 - B02P3J2 - B182KB5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Approval of annual financial statements		Management	For	For
O.2		Confirmation and approval of payment of dividends		Management	For	For
O.3		Reappointment of PricewaterhouseCoopers Inc. as auditor		Management	For	For
O.4.1		To elect Adv F-A du Plessis as a director		Management	For	For
O.4.2		To elect Prof G J Gerwel as a director		Management	For	For
O.4.3		To elect Mr T M F Phaswana as a director		Management	For	For
O.4.4		To elect Mr B J van der Ross as a director		Management	For	For
O.4.5		To elect Mr J J M van Zyl as a director		Management	For	For
O.5.1		Appointment of Adv F-A du Plessis as a audit committee member		Management	For	For
O.5.2		Appointment of Prof R C C Jafta as a audit committee member		Management	For	For
O.5.3		Appointment of Mr B J van der Ross as a audit committee member		Management	For	For
O.5.4		Appointment of Mr J J M van Zyl as a audit committee member		Management	For	For
O.6		To endorse the company's remuneration policy		Management	For	For
O.7		Approval of general authority placing unissued shares under the control of the directors		Management	For	For
O.8		Approval of issue of shares for cash		Management	For	For
O.9		Approval of amendments to the trust deed of the Naspers Share Incentive Scheme		Management	For	For
O.10		Authorisation to implement all resolutions adopted at annual general meeting		Management	For	For
CMMT		PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE PROPOSED FOR 31 MAR 2011. THANK YOU-		Non-Voting
S.111		Approval of the remuneration of the non- executive director: Naspers representatives on Media24 safety, health and environmental committee		Management	For	For
S.112		Approval of the remuneration of the non- executive director: Trustees of group share schemes/other personnel Fund		Management	For	For
S.113		Approval of the remuneration of the non- executive director: Chair of Media24 pension fund		Management	For	For
S.114		Approval of the remuneration of the non- executive director: Trustees of Media24 pension fund		Management	For	For
CMMT		PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE PROPOSED FOR 31 MAR 2012		Non-Voting
S.1.1		Approval of the remuneration of the non- executive director: Board - chair		Management	For	For
S.1.2		Approval of the remuneration of the non- executive director: Board - member		Management	For	For
S.1.3		Approval of the remuneration of the non- executive director: Audit committee - chair		Management	For	For
S.1.4		Approval of the remuneration of the non- executive director: Audit committee - member		Management	For	For
S.1.5		Approval of the remuneration of the non- executive director: Risk committee - chair		Management	For	For
S.1.6		Approval of the remuneration of the non- executive director: Risk committee - member		Management	For	For
S.1.7		Approval of the remuneration of the non- executive director: Human resources committee - chair		Management	For	For
S.1.8		Approval of the remuneration of the non- executive director: Human resources committee - member		Management	For	For
S.1.9		Approval of the remuneration of the non- executive director: Nomination committee - chair		Management	For	For
S.110		Approval of the remuneration of the non- executive director: Nomination committee - member		Management	For	For
S.111		Approval of the remuneration of the non- executive director: Naspers representatives on the Media24 safety, health and environmental committee		Management	For	For
S.112		Approval of the remuneration of the non- executive director: Trustees of group share schemes/other personnel Funds		Management	For	For
S.113		Approval of the remuneration of the non- executive director: Chair of Media24 pension fund		Management	For	For
S.114		Approval of the remuneration of the non- executive director: Trustees of Media24 pension fund		Management	For	For
CMMT		PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE PROPOSED FOR 31 MAR 2013. THANK YOU-		Non-Voting
S.1.1		Approval of the remuneration of the non- executive director: Board - chair		Management	For	For
S.1.2		Approval of the remuneration of the non- executive director: Board - member		Management	For	For
S.1.3		Approval of the remuneration of the non- executive director: Audit committee - chair		Management	For	For
S.1.4		Approval of the remuneration of the non- executive director: Audit committee - member		Management	For	For
S.1.5		Approval of the remuneration of the non- executive director: Risk committee - chair		Management	For	For
S.1.6		Approval of the remuneration of the non- executive director: Risk committee - member		Management	For	For
S.1.7		Approval of the remuneration of the non- executive director: Human resources committee - chair		Management	For	For
S.1.8		Approval of the remuneration of the non- executive director: Human resources committee - member		Management	For	For
S.1.9		Approval of the remuneration of the non- executive director: Nomination committee - chair		Management	For	For
S.110		Approval of the remuneration of the non- executive director: Nomination committee - member		Management	For	For
S.111		Approval of the remuneration of the non- executive director: Naspers representatives on the Media24 safety, health and environmental committee		Management	For	For
S.112		Approval of the remuneration of the non- executive director: Trustees of group share schemes/other personnel Funds		Management	For	For
S.113		Approval of the remuneration of the non- executive director: Chair of Media24 pension fund		Management	For	For
S.114		Approval of the remuneration of the non- executive director: Trustees of Media24 pension fund		Management	For	For
S.2		Approve generally the provision of financial assistance		Management	For	For
S.3		General authority for the company or its subsidiaries to acquire N ordinary shares in the company		Management	For	For
S.4		General authority for the company or its subsidiaries to acquire A ordinary shares in the company		Management	For	For
S.5		Approval of issue of shares, options and rights to Naspers share-based incentive schemes and participants		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-5.1. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY F-ORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	5,925	10-Aug-2011		19-Aug-2011
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	1,661	10-Aug-2011		19-Aug-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	243,845	10-Aug-2011		19-Aug-2011
MANGALORE REFINERY & PETROCHEMICALS LTD
Security		Y5763P137		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Aug-2011
ISIN		INE103A01014		Agenda		703247901 - Management
Record Date				Holding Recon Date		25-Aug-2011
City /	Country	MANGALORE /	India	Vote Deadline Date		16-Aug-2011
SEDOL(s)		6121530 - B05P872		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Balance
Sheet as at 31st March, 2011 and the Profit &
Loss Account for the year ended on that date
together with the Report of the Directors, Auditors
and Comptroller and Auditor General of India
thereon				Management	For	For
2		To confirm the payment of dividend on Preference Shares for the financial year ended 31st March, 2011		Management	For	For
3		To declare dividend on Equity Shares for the financial year ended 31st March, 2011		Management	For	For
4		To appoint a Director in place of Shri Sudhir Vasudeva who retires from office by rotation and being eligible offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri K. Murali who retires from office by rotation and being eligible offers himself for re-appointment		Management	For	For
6	To fix and/or to determine the payment of
remuneration to the Joint Statutory Auditors of
the Company to be appointed by the Comptroller
and Auditor General of India for auditing the
accounts of the Company for the financial year
2011 - 12				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	415,335	22-Jul-2011		25-Aug-2011
TELKOM SA LTD
Security		S84197102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Aug-2011
ISIN		ZAE000044897		Agenda		703260834 - Management
Record Date		25-Aug-2011		Holding Recon Date		25-Aug-2011
City /	Country	MIDRAND /	South Africa	Vote Deadline Date		24-Aug-2011
SEDOL(s)		6588577 - 7559709 - B02PDN6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Election of Mr I Kgaboesele as a director		Management	For	For
2		Re-election of Mr B du Plessis as a director		Management	For	For
3		Election of Mr PCS Luthuli as a member of the Audit and Risk Committee		Management	For	For
4		Election of Ms RJ Huntley as a member of the Audit and Risk Committee		Management	For	For
5		Election of Mr Y Waja as a member of the Audit and Risk Committee		Management	For	For
6		Election of Mr B du Plessis as a member of the Audit and Risk Committee		Management	For	For
7		Election of Mr I Kgaboesele as member of the Audit and Risk Committee		Management	For	For
8		Reappointment of Ernst & Young as auditors		Management	For	For
9		Adoption of Employee Share Plans		Management	For	For
10		General authority to directors to allot and issue ordinary shares		Management	For	For
11		General authority to directors to issue securities for cash		Management	For	For
12		Endorsement of the remuneration policy		Management	For	For
S.1		Repurchase of shares issued by the company		Management	For	For
S.2		Determination and approval of the remuneration of Non-executive Directors		Management	For	For
S.3	Financial assistance to subsidiaries and other
related entities or inter-related entities and to
directors and prescribed officers and other
persons who may participate in the new
Employee Share Plans or any other employee
share scheme				Management	For	For
S.4		Proposed amendment of Article 21.1 of the Company's Memorandum of Incorporation to increase the maximum number of directors of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	2,302	02-Aug-2011		23-Aug-2011
DISH TV INDIA LTD
Security		Y2076S114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Aug-2011
ISIN		INE836F01026		Agenda		703280622 - Management
Record Date				Holding Recon Date		26-Aug-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		17-Aug-2011
SEDOL(s)		B1RMW32		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at March 31,
2011, the Profit & Loss Account for the Financial
Year ended on that date on a stand-alone and
consolidated basis and the Reports of the
Auditors' and Board of Directors' thereon				Management	For	For
2		To appoint a Director in place of Mr. Ashok Mathai Kurien, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. Bhagwan Dass Narang, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4	To appoint M/s B S R & Co., Chartered
Accountants, Gurgaon, having Firm Registration
No. 101248W, as the Statutory Auditors of the
Company to hold such office from the conclusion
of this meeting until the conclusion of next Annual
General Meeting at a remuneration to be
determined by the Board of Directors of the
Company				Management	For	For
5	Resolved that pursuant to the approval of the
Selection Committee and the Board of Directors
of the Company, provisions of Section 314(1B)
and other applicable provisions, if any, of the
Companies Act, 1956 (including any statutory
modification or re-enactment thereof) read with
Director's Relatives (Office or Place of Profit)
Rules, 2011 and subject to the approval of the
Central Government, Mr. Gaurav Goel, relative of
Mr. Subhash Chandra, Chairman and Mr.
Jawahar Lal Goel, Managing Director, of the
Company, be and is hereby appointed in the
Company to hold an Office or Place of Profit as
'Zonal Head - Delhi Zone' with effect from
October 1, 2011 (or any other designation and
roles which the 'Board' - the term which shall
include any committee thereof, as may decide
from time to time) at a remuneration of INR
32,40,000 CONTD				Management	For	For
CONT	CONTD (Rupees Thirty Two Lacs and Forty
Thousand) per annum and such other-terms
(including any increase or modification in
remuneration during the-period of appointment as
may be approved by the Board from time to
time), as-detailed in the Explanatory statement
attached to this Notice. resolved-further that upon
commencement of employment of Mr. Gaurav
Goel with the-Company, which shall be upto his				Non-Voting			None
retirement age as per the policy of the-Company,
Mr. Gaurav Goel will also be eligible for all other
perquisites and-benefits including medical
benefits, group medical insurance, gratuity,
leave-encashment and other benefits as per the
policy of the Company, applicable to-other
employees of the Company under similar
cadre/grade, but such benefits-shall exclude
Stock Options under the ESOP Scheme of the
Company. resolved-CONTD
CONT	CONTD further that subject to the approval by
the Board of Directors, Mr.-Gaurav Goel shall
also be entitled to merit based annual increment
not-exceeding 25% of remuneration per annum,
promotion, incentive/performance-linked bonus
from time to time as per the policy of the
Company. resolved-further that the appointment
of Mr. Gaurav Goel and terms thereof will be-
subject to such modification as the Central
Government may suggest or require-which the
Board of Directors are hereby authorized to
accept on behalf of the-Company. resolved
further that the Board be and is hereby
authorized to do-all such acts, deeds and things
and execute and file all such applications,-
documents, instruments and writings as may be
required and to delegate all or-any of its powers
herein conferred to any Committee of CONTD				Non-Voting
CONT		CONTD Directors or any Director or Officer to give effect to the aforesaid-resolution		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	619,235	10-Aug-2011		29-Aug-2011
OIL & NATURAL GAS CORPORATION LTD
Security		Y64606133		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Aug-2011
ISIN		INE213A01029		Agenda		703280672 - Management
Record Date				Holding Recon Date		26-Aug-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		17-Aug-2011
SEDOL(s)		6139362		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at 31st March, 2011, Profit &
Loss Account for the year ended 31st March,
2011 together with the Reports of the Directors
and the Auditors' thereon and comments of the
Comptroller & Auditor General of India in terms of
Section 619 of the Companies Act, 1956				Management	For	For
2		To confirm the payment of interim dividend and declare final dividend on equity shares for the year 2010-11		Management	For	For
3		To appoint a Director in place of Shri S. S. Rajsekar, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri S. Balachandran, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri S. Nautiyal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	Resolved that the Board of Directors of the
Company be and are hereby authorised to decide
and fix the remuneration of the Joint Statutory
Auditors of the Company for the Financial Year
2011-12, as may be deemed fit by the Board				Management	For	For
7	Resolved that Shri S. V. Rao, who was appointed
as an Additional Director and designated as
Director (Exploration) under Section 260 of the
Companies Act, 1956, effective 25th February,
2011 and holds office up to the 18th Annual
General Meeting and in respect of whom, the
Company has received a notice in writing, under
Section 257 of the Companies Act, 1956, from a
member proposing his candidature for the office
of director, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation				Management	For	For
8	Resolved that Dr. D. Chandrasekharam, who was
appointed as an Additional Director (part-time
non-official Director) under Section 260 of the
Companies Act, 1956, effective 11th March, 2011
and holds office up to the 18th Annual General
Meeting and in respect of whom, the Company
has received a notice in writing, under Section
257 of the Companies Act, 1956, from a member
proposing his candidature for the office of
director, be and is hereby appointed as a Director
of the Company, liable to retire by rotation				Management	For	For
9	Resolved that Shri K. S. Jamestin, who was
appointed as an Additional Director and
designated as Director (Human Resources)
under Section 260 of the Companies Act, 1956,
effective 25th May, 2011 and holds office up to
the 18th Annual General Meeting and in respect
of whom, the Company has received a notice in
writing, under Section 257 of the Companies Act,
1956, from a member proposing his candidature
for the office of director, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
10	Resolved that Smt. Usha Thorat, who was
appointed as an Additional Director (part-time
non-official Director) under Section 260 of the
Companies Act, 1956, effective 20th June, 2011
and holds office up to the 18th Annual General
Meeting and in respect of whom, the Company
has received a notice in writing, under Section
257 of the Companies Act, 1956, from a member
proposing her candidature for the office of
director, be and is hereby appointed as a Director
of the Company, liable to retire by rotation				Management	For	For
11	Resolved that Prof. Deepak Nayyar, who was
appointed as an Additional Director (part-time
non-official Director) under Section 260 of the
Companies Act, 1956, effective 20th June, 2011
and holds office up to the 18th Annual General
Meeting and in respect of whom, the Company
has received a notice in writing, under Section
257 of the Companies Act, 1956, from a member
proposing his candidature for the office of
director, be and is hereby appointed as a Director
of the Company, liable to retire by rotation				Management	For	For
12	Resolved that Shri Arun Ramanathan, who was
appointed as an Additional Director (part-time
non-official Director) under Section 260 of the
Companies Act, 1956, effective 20th June, 2011
and holds office up to the 18th Annual General
Meeting and in respect of whom, the Company
has received a notice in writing, under Section
257 of the Companies Act, 1956, from a member
proposing his candidature for the office of
director, be and is hereby appointed as a Director
of the Company, liable to retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA MAURITIUS	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	19,869	10-Aug-2011		26-Aug-2011
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	108,254	10-Aug-2011		17-Aug-2011
TULIP TELECOM LTD, NEW DELHI
Security		Y8998U129		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Aug-2011
ISIN		INE122H01027		Agenda		703287676 - Management
Record Date				Holding Recon Date		26-Aug-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		16-Aug-2011
SEDOL(s)		B0T66S8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at March 31,
2011, the Profit & Loss Account for the year
ended as on that date along with the reports of
the Board of Directors and Auditors thereon				Management	For	For
2		To declare dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Chandrahas Kutty, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Rajesh Gulshan, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	To re-appoint M/s. R. Chadha & Associates,
Chartered Accountants, the retiring Statutory
Auditors of the Company, to hold office from the
conclusion of the ensuing Annual General
Meeting until the conclusion of the next Annual
General Meeting and to fix their remuneration				Management	For	For
6		To pay remuneration to the Non Executive and Independent Directors of the Company		Management	For	For
7		To re-appoint Lt. Col. H. S. Bedi, VSM as the Chairman and Managing Director and remuneration payable to him		Management	For	For
8		To revise the remuneration payable to the Executive Director		Management	For	For
9		Raising of funds by issuance of Long Term Securities		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	27,691	17-Aug-2011		29-Aug-2011
MAANSHAN IRON & STEEL CO LTD
Security		Y5361G109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		31-Aug-2011
ISIN		CNE1000003R8		Agenda		703230603 - Management
Record Date		01-Aug-2011		Holding Recon Date		01-Aug-2011
City /	Country	ANHUI PROVINCE /	China	Vote Deadline Date		22-Aug-2011
SEDOL(s)		6600879 - B01BP40 - B01XLM6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110715/LTN20110715013.pdf		Non-Voting
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO RESOLUTIONS (1.1.A) TO
(1.1.D),-(1.2.A) TO (1.2.C) AND 2.A TO 2.C
REGARDING THE ELECTION OF
DIRECTORS.-STANDING INSTRUCTIONS
HAVE BEEN REMOVED FOR THIS MEETING.
PLEASE NOTE THAT-ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.
PLEASE CONTACT YOUR CLIENT-SERVICE
REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS				Non-Voting
1.1.A		To elect Su Jiangang as non-independent director for the seventh session of the board of directors		Management	For	For
1.1.B		To elect Zhao Jianming as non-independent director for the seventh session of the board of directors		Management	For	For
1.1.C		To elect Qian Haifan as non-independent director for the seventh session of the board of directors		Management	For	For
1.1.D		To elect Ren Tianbao as non-independent director for the seventh session of the board of directors		Management	For	For
1.2.A		To elect Qin Tongzhou as independent director for the seventh session of the board of directors		Management	For	For
1.2.B		To elect Yang Yada as independent director for the seventh session of the board of directors		Management	For	For
1.2.C		To elect Wu Tat Man Damon Albert as independent director for the seventh session of the board of directors		Management	For	For
2.A		To elect Fang Jinrong non-staff representative as supervisor of the seventh session of the supervisory committee of the Company under cumulative voting system		Management	For	For
2.B		To elect Su Yong non-staff representative as supervisor of the seventh session of the supervisory committee of the Company under cumulative voting system		Management	For	For
2.C		To elect Wong Chun Wa non-staff representative as supervisor of the seventh session of the supervisory committee of the Company under cumulative voting system		Management	For	For
3		To consider and approve the resolution concerning remunerations for directors of the seventh session of the board of directors of the Company		Management	For	For
4		To consider and approve the resolution concerning remunerations for supervisors of the seventh session of the supervisory committee		Management	For	For
5		To consider and approve the proposed amendments to the articles of association of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	467,019	18-Jul-2011		23-Aug-2011
BHARTI AIRTEL LTD
Security		Y0885K108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Sep-2011
ISIN		INE397D01024		Agenda		703261292 - Management
Record Date				Holding Recon Date		30-Aug-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		19-Aug-2011
SEDOL(s)		6442327 - B3BGL82		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		Adoption of annual financial statements and reports		Management	For	For
2		Declaration of dividend on equity shares		Management	For	For
3		Re-appointment of Mr. Ajay Lal		Management	For	For
4		Re-appointment of Mr. Akhil Kumar Gupta		Management	For	For
5		Re-appointment of Mr. Narayanan Kumar		Management	For	For
6		Re-appointment of M/s. S. R. Batliboi & Associates, Chartered Accountants, Gurgaon, as the statutory auditors		Management	For	For
7		Appointment of Lord Evan Mervyn Davies		Management	For	For
8		Appointment of Mr. Hui Weng Cheong		Management	For	For
9		Appointment of Ms. Tan Yong Choo		Management	For	For
10		Appointment of Mr. Tsun-yan Hsieh		Management	For	For
11		Appointment H.E. Dr. Salim Ahmed Salim		Management	For	For
12		Re-appointment of Mr. Sunil Bharti Mittal as Managing Director		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGS TELECOM MAURITIUS	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	5,605	03-Aug-2011		19-Aug-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	593,364	03-Aug-2011		19-Aug-2011
NETEASE.COM, INC.
Security		64110W102		Meeting Type		Annual
Ticker Symbol		NTES		Meeting Date		01-Sep-2011
ISIN		US64110W1027		Agenda		933492465 - Management
Record Date		21-Jul-2011		Holding Recon Date		21-Jul-2011
City /	Country	/	United States	Vote Deadline Date		25-Aug-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1A		RE-ELECTION OF DIRECTOR: WILLIAM LEI DING		Management	For	For
1B		RE-ELECTION OF DIRECTOR: ALICE CHENG		Management	For	For
1C		RE-ELECTION OF DIRECTOR: DENNY LEE		Management	For	For
1D		RE-ELECTION OF DIRECTOR: JOSEPH TONG		Management	For	For
1E		RE-ELECTION OF DIRECTOR: LUN FENG		Management	For	For
1F		RE-ELECTION OF DIRECTOR: MICHAEL LEUNG		Management	For	For
1G		RE-ELECTION OF DIRECTOR: MICHAEL TONG		Management	For	For
02		APPOINT PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS INDEPENDENT AUDITORS OF NETEASE.COM, INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	1,243	28-Jul-2011		28-Jul-2011
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	2,038	28-Jul-2011		28-Jul-2011
TIGER BRANDS LTD
Security		S84594142		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		05-Sep-2011
ISIN		ZAE000071080		Agenda		703282979 - Management
Record Date		02-Sep-2011		Holding Recon Date		02-Sep-2011
City /	Country	BRYANSTON /	South Africa	Vote Deadline Date		29-Aug-2011
SEDOL(s)		B0J4PP2 - B0MHHG3 - B0N4871		Quick Code

Item		Proposal		Type	Vote	For/Against Management
S.1		Authority to provide Financial Assistance to related and inter - related entities		Management	For	For
S.2		Approval of Remuneration payable to Non- Executive Directors, the Chairman and the Deputy Chairman		Management	For	For
S.3		Approval of Remuneration to Non-Executive Directors participating in Subcommittees		Management	For	For
S.4		Approval of Remuneration payable to Non- Executive Directors in respect of unscheduled meetings and additional work undertaken		Management	For	For
O.1		Authority to Sign All Documents Required in respect of Special Resolution Numbers 1,2,3 and 4		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	3,088	12-Aug-2011		29-Aug-2011
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	1,181	12-Aug-2011		31-Aug-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	155,515	12-Aug-2011		29-Aug-2011
TRIVENI TURBINE LTD, NOIDA
Security		Y89735107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		06-Sep-2011
ISIN		INE152M01016		Agenda		703282044 - Management
Record Date				Holding Recon Date		10-Aug-2011
City /	Country	NOIDA /	India	Vote Deadline Date		23-Aug-2011
SEDOL(s)		B567V73		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March, 2011, the Profit
& Loss Account for the financial year ended on
that date together with the Reports of the
Directors and Auditors thereon				Management	For	For
2		To appoint a Director in place of Mr. Tarun Sawhney, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Lt Gen K.K. Hazari (Retd), who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4	To appoint Auditors of the Company to hold office
from the conclusion of this Annual General
Meeting until the conclusion of the next Annual
General Meeting and to authorise the Board of
Directors to fix their remuneration. M/s J.C.
Bhalla & Co., Chartered Accountants, the retiring
Auditors are eligible and offer themselves for re-
appointment				Management	For	For
5	Resolved that pursuant to the provisions of
Section 228 of the Companies Act 1956, the
Board of Directors of the Company be and are
hereby authorised to appoint from time to time, in
consultation with the Company's Auditors, any
person qualified for appointment as auditor of the
Company under Section 226 of the Companies
Act, 1956 as the Branch Auditors of the Company
to carry out the audit of the accounts of the
branch(es) of the Company, whether existing or
to be set up hereafter, and to fix the remuneration
of such Branch Auditors				Management	For	For
6	Resolved that Mr K.N.Shenoy, whose term of
office as an Additional Director, pursuant to
Section 260 of the Companies Act, 1956, expires
at this Annual General Meeting and in respect of
whom the Company has received a notice under
section 257 of the Companies Act, 1956,
proposing his candidature for the office of a
Director, be and is hereby appointed a Director of
the Company, whose period of office shall be
liable to determination by retirement of Directors
by rotation				Management	For	For
7	Resolved that Mr Amal Ganguli, whose term of
office as an Additional Director, pursuant to
Section 260 of the Companies Act, 1956, expires
at this Annual General Meeting and in respect of
whom the Company has received a notice under
section 257 of the Companies Act, 1956,
proposing his candidature for the office of a
Director, be and is hereby appointed a Director of
the Company, whose period of office shall be
liable to determination by retirement of Directors
by rotation				Management	For	For
8	Resolved that Mr. Dhruv M. Sawhney, whose
term of office as an Additional Director, pursuant
to Section 260 of the Companies Act, 1956,
expires at this Annual General Meeting and in
respect of whom the Company has received a
notice under section 257 of the Companies Act,
1956, proposing his candidature for the office of a
Director, be and is hereby appointed a Director of
the Company. Resolved further that in
accordance with the provisions of Sections 198,
269, 309, 316, 317 read with Schedule XIII and
other applicable provisions, if any, of the
Companies Act, 1956 (including any amendment
or modification thereof), consent and approval of
the Company be and is hereby accorded to the
appointment of Mr. Dhruv M. Sawhney, as
Managing Director of the Company (designated
as Chairman and Managing Director) for a period
of five CONTD				Management	For	For
CONT	CONTD years with effect from May 10, 2011 on
the remuneration and terms and-conditions as
set out in the explanatory statement annexed to
the notice-convening this meeting. Resolved
further that the Board of Directors (on the-
recommendations of the Remuneration
Committee) be and are hereby authorized-to
revise, amend, alter and vary the remuneration
and other terms and-conditions of the
appointment of the Managing Director in such
manner as may-be permissible in accordance
with the provisions of the Companies Act, 1956-
and Schedule XIII as may be agreed to by and
between the Board of Directors-and Mr Dhruv M
Sawhney, without any further reference to the
shareholders in-general meeting . Resolved
further that the period of office of Mr. Dhruv M.-
Sawhney shall not be liable to determination by
retirement of directors by-CONTD				Non-Voting
CONT	CONTD rotation. Resolved further that in the
absence or inadequacy of profits-in any financial
year during the term of office of Mr. Dhruv M.
Sawhney as-Managing Director, he shall be paid
the remuneration and perks except the-
commission/performance bonus as set out in the
explanatory statement referred-to above as the
Minimum Remuneration with the approval of the
Central-Government. Resolved further that as
Managing Director of the Company, Mr.-Dhruv M.
Sawhney shall, subject to the supervision, control				Non-Voting			None
and directions of-the Board of Directors of the
Company, exercise substantial powers of-
management and manage the business and
affairs of the Company. Resolved-further that the
Board of Directors be and are hereby authorized
to take all-actions and steps expedient or
desirable to give effect to this resolution
9	Resolved that Mr. Nikhil Sawhney, whose term of
office as an Additional Director, pursuant to
Section 260 of the Companies Act, 1956, expires
at this Annual General Meeting and in respect of
whom the Company has received a notice under
section 257 of the Companies Act, 1956,
proposing his candidature for the office of a
Director, be and is hereby appointed a Director of
the Company. Resolved further that pursuant to
the provisions of Sections 198, 269, 309, 317
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
(including any amendment or modification
thereof), consent and approval of the Company
be and is hereby accorded to the appointment of
Mr.Nikhil Sawhney as Joint Managing Director of
the Company for a period of five years with effect
from May 10, 2011 on the remuneration CONTD				Management	For	For
CONT	CONTD and terms and conditions as set out in
the explanatory statement-annexed to the notice
convening this meeting. Resolved further that the
Board-of Directors (on the recommendations of
the Remuneration Committee) be and-are hereby
authorized to revise, amend, alter and vary the
remuneration and-other terms and conditions of
the appointment of the Joint Managing Director-in
such manner as may be permissible in
accordance with the provisions of the-Companies
Act, 1956 and Schedule XIII as may be agreed to
by and between the-Board of Directors and Mr
Nikhil Sawhney, without any further reference to-
the shareholders in general meeting . Resolved
further that the period of-office of Mr. Nikhil
Sawhney shall not be liable to determination by-
retirement of directors by rotation. Resolved
further that in the absence or-CONTD				Non-Voting
CONT	CONTD inadequacy of profits in any financial
year during the term of office-of Mr. Nikhil
Sawhney as Joint Managing Director, he shall be
paid the-remuneration and perks except the
commission/performance bonus as set out in-the
explanatory statement referred to above as the
Minimum Remuneration with-the approval of the
Central Government. Resolved further that as
Joint-Managing Director of the Company, Mr.
Nikhil Sawhney shall, subject to the-supervision,
control and directions of the Board of Directors of
the Company,-continue to exercise substantial
powers of management and shall manage the-
business and affairs of the Company. Resolved
further THAT the Board of-Directors be and are
hereby authorized to take all actions and steps-
expedient or desirable to give effect to this
resolution				Non-Voting
10	Resolved that pursuant to Section 309 and all
other applicable provisions, if any, of the
Companies Act, 1956 ("the Act") and subject to
all permissions, sanctions and approvals as may
be necessary, approval of the Company be and
is hereby accorded for the payment of
remuneration by way of a monthly, quarterly or
annual payment or by way of commission to all or
any of the Directors of the Company who is/are
neither in the whole time employment nor
managing director, in accordance with and upto
the limits laid down under the provisions of
Section 309(4) of the Act, computed in the
manner specified in the Act, for a period of five
years from the financial year commencing April
01, 2011, in such manner and upto such extent
as the Board may determine from time to time.
Resolved further that for the purpose of giving
effect CONTD				Management	For	For
CONT	CONTD to aforesaid resolution, the Board be and
is hereby authorized to take-all actions and to do
all such deeds, things and matters as it may in
its-absolute discretion deem necessary, proper or
desirable and to settle any-question, difficulty or
doubt that may arise in this regard				Non-Voting
11	Resolved that pursuant to Section 293(1)(e) and
all other enabling provisions, if any, of the
Companies Act, 1956 (Act), consent of the
Company be and is hereby accorded to the
Board of Directors of the Company (the term
"Board of Directors" shall include Operations
Committee of the Board) to contribute to
charitable and other funds not directly related to
the business of the Company or to the welfare of
its employees such amounts from time to time as
the Board of Directors in their discretion deem fit,
in any financial year to the extent of Rs. 150 lacs
or 5% of its average net profits as determined in
accordance with the provisions of Sections 349
and 350 of the Act during the three financial
years immediately preceding, whichever is
greater				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	4,128	11-Aug-2011		23-Aug-2011
GAIL INDIA LTD
Security		Y2682X135		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		07-Sep-2011
ISIN		INE129A01019		Agenda		703269286 - Management
Record Date				Holding Recon Date		02-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		24-Aug-2011
SEDOL(s)		6133405 - B01YVR4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at 31st March, 2011, Profit &
Loss Account for the year ended 31st March,
2011, Directors' Report, Auditors' Report and the
comments thereupon of Comptroller & Auditor
General of India				Management	For	For
2	To declare final dividend @55% (INR5.5 per
share) on the paid-up equity share capital of the
Company for the year ended 31stMarch, 2011 as
recommended by the Board and confirm the
interim dividend of 20% INR2 per share) already
paid in the month of December, 2010				Management	For	For
3		To appoint a Director in place of Shri R.D. Goyal, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri Apurva Chandra, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri Mahesh Shah, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
6	Resolved that the Board of Directors of the
Company be and is hereby authorized to decide
and fix the remuneration of the Statutory
Auditor(s) of the Company appointed by
Comptroller and Auditor General of India for the
FY 2011-12, as may be deemed fit by the Board				Management	For	For
7	Resolved that in accordance with the provisions
of section 257and other applicable provisions, if
any, of the Companies Act, 1956, Shri S.
Venkatraman, who was appointed as an
Additional Director w.e.f. 25.09.2010, pursuant to
the provisions of section 260 of the Companies
Act, 1956, by the President of India vide letter
No. C-31022/4/2009-CA dated 25.09.2010, be
and is hereby appointed as a Director (Business
Development) of the Company, liable to retire by
rotation, on such terms and conditions,
remuneration and tenure as may be determined
by the President of India from time to time				Management	For	For
8	Resolved that in accordance with the provisions
of section 257and other applicable provisions, if
any, of the Companies Act, 1956, Shri Arun
Agarwal, who was appointed as an Additional
Director w.e.f. 24.02.2011, pursuant to the
provisions of section 260 of the Companies Act,
1956, by the President of India vide letter No. C-
31024/27/06-CA (Part) dated 24.02.2011 be and
is hereby appointed as a Director of the
Company, liable to retire by rotation				Management	For	For
9	Resolved that in accordance with the provisions
of section 257 and other applicable provisions, if
any, of the Companies Act, 1956, Shri P.K.Jain,
who was appointed as an Additional Director
w.e.f. 01.03.2011, pursuant to the provisions of
section 260 of the Companies Act, 1956, by the
President of India vide letter No. C-
31022/1/2009-CA dated 28.02.2011,be and is
hereby appointed as a Director (Finance) of the
Company, liable to retire by rotation, on such
terms and conditions, remuneration and tenure
as may be determined by the President of India
from time to time				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	37,306	09-Aug-2011		24-Aug-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	443,669	09-Aug-2011		24-Aug-2011
ENGINEERS INDIA LTD
Security		Y2294S136		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		07-Sep-2011
ISIN		INE510A01028		Agenda		703287397 - Management
Record Date				Holding Recon Date		02-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		24-Aug-2011
SEDOL(s)		6374798 - B42WNJ1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited Profit
& Loss Account of the Company for the year
ended March 31, 2011 and the Balance Sheet as
on that date together with the Reports of
Directors and Auditors thereon				Management	For	For
2		To consider declaration of final dividend		Management	For	For
3		To appoint a director in place of Shri Ram Singh, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a director in place of Shri P. K. Rastogi, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a director in place of Shri Adit Jain, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a director in place of Dr. (Prof.) KDP Nigam , who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7	Resolved that the Board of Directors of the
Company be and are hereby authorized to fix the
remuneration, out of pocket, statutory taxes and
other ancillary expenses of Auditors to be
appointed by the Comptroller and Auditor
General of India for the financial year 2011-12				Management	For	For
8	Resolved that Shri P. Mahajan, who was
appointed as an Additional Director, in the
capacity of Director (Technical) by the Board of
Directors of the Company and who, as per the
provisions of Section 260 of the Companies Act,
1956, holds office up to the date of this Annual
General Meeting and in respect of whom the
Company has, pursuant to Section 257 of the
Companies Act, 1956, received a notice from
Shri P. Mahajan himself in writing proposing his
candidature for the office of director, be and is
hereby appointed as a director of the Company,
liable to retire by rotation				Management	For	For
9	Resolved that Shri Dependra Pathak, who was
appointed as an Additional Director by the Board
of Directors of the Company and who, as per the
provisions of Section 260 of the Companies Act,
1956, holds office up to the date of this Annual
General Meeting and in respect of whom the
Company has, pursuant to Section 257 of the
Companies Act, 1956, received a notice from a
member in writing proposing the candidature of
Shri Dependra Pathak for the office of director,
be and is hereby appointed as a director of the
Company				Management	For	For
10	Resolved that Shri D. Moudgil, who was
appointed as an Additional Director, in the
capacity of Director (Projects) by the Board of
Directors of the Company and who, as per the
provisions of Section 260 of the Companies Act,
1956, holds office up to the date of this Annual
General Meeting and in respect of whom the
Company has, pursuant to Section 257 of the
Companies Act, 1956, received a notice from
Shri D. Moudgil himself in writing proposing his
candidature for the office of director, be and is
hereby appointed as a director of the Company,
liable to retire by rotation				Management	For	For
11	Resolved that pursuant to the provisions of
Section 163 and other applicable provisions, if
any, of the Companies Act, 1956, the Register of
Members and Index of Members, in respect of
Shares/Securities issued by the Company and
the copies of all Annual Returns, prepared under
Sections 159 and 160, together with the copies of
the certificates and documents required to be
annexed thereto under Sections 160 and 161, be
kept at the office of Registrar & Share Transfer
Agent of the Company viz. M/s Karvy
Computershare Private Limited, 305, New Delhi
House, 27, Barakhamba Road, Connaught Place,
New Delhi-110 001 or at any other place of office
of the existing Registrar and Share Transfer
Agent or of any other Registrar and Share
Transfer Agent, as may be appointed by the
Board of Directors from time to time, in New Delhi				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	70,461	17-Aug-2011		29-Aug-2011
CHINA MERCHANTS BANK CO LTD, SHENZEN
Security		Y14896115		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		09-Sep-2011
ISIN		CNE1000002M1		Agenda		703283046 - Management
Record Date		09-Aug-2011		Holding Recon Date		09-Aug-2011
City /	Country	SHENZHEN /	China	Vote Deadline Date		31-Aug-2011
SEDOL(s)		B1DYPZ5 - B1FL3W7 - B1G4V10		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 870477 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110724/LTN20110724013.pdf		Non-Voting
1.1		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Class and Par Value of the Shares to be issued		Management	For	For
1.2		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Ratio and Number of the Shares to be issued		Management	For	For
1.3		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Subscription Price		Management	For	For
1.4		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Target Subscribers		Management	For	For
1.5		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Use of Proceeds		Management	For	For
1.6		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Authorisation to the Board		Management	For	For
1.7		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Validity of these Special Resolutions		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	77,275	12-Aug-2011		01-Sep-2011
ULTRATECH CEMCO LTD
Security		Y9046E109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		09-Sep-2011
ISIN		INE481G01011		Agenda		703286282 - Management
Record Date				Holding Recon Date		07-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		01-Sep-2011
SEDOL(s)		B01GZF6 - B05PS83		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
balance sheet as at 31st march, 2011 and the
profit and loss account for the year ended 31st
march, 2011 and the report of the directors' and
auditors thereon				Management	For	For
2		To declare dividend on equity shares for the year ended 31st march, 2011		Management	For	For
3		To appoint a director in place of Mr. R. C. Bhargava, who retires by rotation and, being eligible, offers himself for re appointment		Management	For	For
4		To appoint a director in place of Mr. S. Rajgopal, who retires by rotation and, being eligible, offers himself for re appointment		Management	For	For
5		To appoint a director in pl ace of Mr. D. D. Rathi, who retires by rotation and, being eligible, offers himself for re appointment		Management	For	For
6	To consider and if thought fit, to pass, the
following resolution as an ordinary resolution
resolved that pursuant to the provisions of
section 224 and other applicable provisions, if
any, of the companies act, 1956, M S. Deloitte
Haskins and Sells, Chartered Accountants,
Mumbai (registration no. 117366W) and M S. G.
P. Kapadia and Co., Chartered Accountants,
Mumbai (registration no. 104768W) be and are
hereby re appointed joint statutory auditors of the
company, to hold office from the conclusion of
the eleventh annual general meeting until the
conclusion of the next annual general meeting at
such remuneration to each of them, plus se rvice
tax as applicable and reimbursement of out of
pocket expenses in connection with the audit as
the board of directors may fix in this behalf				Management	For	For
7	To consider and if thought fit, to pass, the
following resolution as an ordinary resolution
resolved that pursuant to the provisions of
section 228 and other applicable provisions, if
any, of the companies act, 1956 (the act) M S.
Haribhakti and Co., Chartered Accountants,
Mumbai, be and are hereby re appointed branch
auditors of the company, to audit the accounts in
respect of the company's units at Jafrabad and
Magdalla in Gujarat and Ratnagiri in
Maharashtra, to hold office from the conclusion of				Management	For	For	None
the eleventh annual general meeting until the
conclusion of the next annual general meeting of
the company at such remuneration, plus service
tax as applicable and reimbursement of out of
pocket expenses in connection with the audit as
the board of directors may fix in this behalf.
resolved further that the board be and is CONTD
CONT	CONTD hereby authorised to appoint branch
auditors of any other branch unit-division of the
company, which may be opened acquired in
stalled hereafter,-in india or abroad, in
consultation with the company's statutory
auditors,-any person(s) qualified to act as branch
auditor within the provisions of-section 228 of the
act and to fix their remuneration				Non-Voting
8	To consider and if thought fit, to pass, the
following resolution as an ordinary resolution
resolved that pursuant to the provisions of
section 260 and other applicable provisions, if
any, of the companies act, 1956 (the act) Mr.
Adesh Gupta, who was appointed as an
additional director by the board of directors of the
company and who holds office as such only up to
the date of this annual general meeting and in
respect of whom the company has received a
notice in writing along with a deposit of INR 500
pursuant to the provisions of section 257 of the
act from a member signifying his intention to
propose Mr. Gupta as a candidate for the office
of director of the company, be and is hereby
appointed as a director of the company liable to
retire by rotation				Management	For	For
9	To consider and if thought fit, to pass, the
following re solution as an ordinary resolution
resolved that pursuant to the provisions of
section 260 and other applicable provisions, if
any, of the companies act, 1956 (the act) Prof.
Nirmalya Kumar, who was appointed as an
additional director by the board of directors of the
company and who holds office as such only up to
the date of this annual general meeting and in
respect of whom the company has received a
notice in writing along with a deposit of INR 500
pursuant to the provisions of section 257 of the
act from a member signifying his intention to
propose Prof. Kumar as a candidate for the office
of director of the company, be and is hereby
appointed as a director of the company liable to
retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	61,914	16-Aug-2011		01-Sep-2011
CHINA MERCHANTS BANK CO LTD, SHENZEN
Security		Y14896115		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Sep-2011
ISIN		CNE1000002M1		Agenda		703306476 - Management
Record Date		09-Aug-2011		Holding Recon Date		09-Aug-2011
City /	Country	SHENZHEN /	China	Vote Deadline Date		31-Aug-2011
SEDOL(s)		B1DYPZ5 - B1FL3W7 - B1G4V10		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 870229 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
20110724/LTN20110724009.pdf an-d
http://www.hkexnews.hk/listedco/listconews/sehk/
20110824/LTN20110824517.pdf				Non-Voting
1.1		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Class and Par Value of the Shares to be issued		Management	For	For
1.2		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Ratio and Number of the Shares to be issued		Management	For	For
1.3		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Subscription Price		Management	For	For
1.4		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Target Subscribers		Management	For	For
1.5		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Use of Proceeds		Management	For	For
1.6		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Authorisation to the Board		Management	For	For
1.7		To consider and approve the resolution regarding the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd.: Validity of these Special Resolutions		Management	For	For
2		To consider and approve the "Proposal in relation to Undistributed Profits prior to the Completion of the Rights Issue of China Merchants Bank Co., Ltd"		Management	For	For
3		To consider and approve the "Proposal regarding the Use of Proceeds to be raised from the Rights Issue of A Shares and H Shares by China Merchants Bank Co., Ltd"		Management	For	For
4		To consider and approve the "Proposal regarding the report on the Use of Proceeds from the Previous Fund Raising by China Merchants Bank Co., Ltd"		Management	For	For
5		To consider and approve the "Proposal on the Mid-term Capital Management Plan of China Merchants Bank Co., Ltd. (2011 Revised)"		Management	For	For
6		To consider and approve the "Proposal in relation to the Addition of Independent Director of China Merchants Bank"		Management	For	For
7		To consider and approve the "Proposal in relation to the Addition of External Supervisor of China Merchants Bank"		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	77,275	27-Aug-2011		01-Sep-2011
BYD COMPANY LTD, SHENZHEN
Security		Y1023R104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Sep-2011
ISIN		CNE100000296		Agenda		703306488 - Management
Record Date		09-Aug-2011		Holding Recon Date		09-Aug-2011
City /	Country	SHENZHEN /	China	Vote Deadline Date		31-Aug-2011
SEDOL(s)		6536651 - B01XKF2 - B0WVS95		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 869884 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
20110826/LTN20110826015.pdf an-d
http://www.hkexnews.hk/listedco/listconews/sehk/
20110722/LTN20110722003.pdf				Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1	To consider and approve the appointment of Mr.
Li Lian-he as an independent non-executive
director of the Company with effect from 9
September 2011 to 10 June 2014 and to fix his
remuneration at RMB150,000 per annum				Management	For	For
2		To consider and approve the appointment of Ernst & Young Hua Ming as the Company's PRC auditors for the year ending 31 December 2011 and to authorise the Board to determine their remuneration		Management	For	For
3	To consider and approve the Domestic Corporate
Bonds Issue of aggregate principal amount not
exceeding RMB6 billion with a term of maturity
not exceeding 10 years to be listed on the
Shenzhen Stock Exchange, as detailed in the
supplemental notice of the EGM dated 26 August
2011. The resolution passed at the EGM in
respect of the Domestic Corporate Bonds Issue
will expire 24 months after the date of passing of
such resolution				Management	For	For
4	To authorise the Board that after obtaining the
approval from the Shareholders, the Board will
delegate Mr. Wang Chuan-fu and Mr. Wu Jing-
sheng to exercise all powers to handle all matters
in connection with the issue and listing of the
Domestic Corporate Bonds according to the
applicable laws and regulations and the
prevailing market conditions ("Relevant Matters");
details of the Relevant Matters were set out in the
supplemental notice of the EGM dated 26 August
2011. The aforementioned authorization shall be
valid for 24 months from the date of approval by
the Shareholders at the EGM				Management	For	For
5	To consider and approve the Company and its
subsidiaries to, from the date on which this
resolution is passed until the date of the
conclusion of the 2011 annual general meeting of
the Shareholders to be held in 2012, provide
guarantee as detailed in the supplemental notice
of the EGM dated 26 August 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	12,800	27-Aug-2011		01-Sep-2011
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	11,000	27-Aug-2011		01-Sep-2011
CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS, BRAS
Security		P22854122		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Sep-2011
ISIN		BRELETACNOR6		Agenda		703306527 - Management
Record Date				Holding Recon Date		07-Sep-2011
City /	Country	BRASILIA /	Brazil	Vote Deadline Date		01-Sep-2011
SEDOL(s)		2311120 - 4453956 - B030W11 - B1FGXL1 - B40YPC6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Approval of the amendment of the corporate
bylaws of the company for the. amendment of
paragraph 1 of article 3, inclusion of paragraphs
2 and 3 with the consequent renumbering of
paragraphs 4, 5, 6 and 7, respectively, for
adaptation to law number 11,651 of April 7, 2008				Management	For	For
2	Amendment of line I, inclusion of line V,
renumbering of the sole paragraph and inclusion
of paragraphs 2 and 3 in article 17, and inclusion
of line IX in article 34, to establish the
participation of a representative of the employees
on the board of directors, in accordance with the
terms of law number 12,353 of December 29,
2010				Management	For	For
3		Amendment of the sole paragraph of article 31, to adapt it to law number 12,385 of March 3, 2011		Management	For	For
4		Amendment of article 16, to adapt it to law number 12, 431 of June 27, 2011		Management	For	For
5	Other amendments and or inclusions related to
the principles of good corporate governance
practices, in compliance with the business
sustainability index, Ise Bovespa, and
adjustments to the wording in the following
chapters chapter ii article 5, line VIII				Management	For	For
6		Chapter III article 7, line II, inclusion of the items A, B, C, D and E		Management	For	For
7		Chapter IV article 16, paragraph 3, article 17, lines II and IV and paragraph 1		Management	For	For
8		Chapter V article 22, paragraphs 1 and 2, article 23, lines III and sole paragraph, article 25, lines III, XV, XXIII, XXV, paragraph 1 and renumbering paragraph 2		Management	For	For
9		Chapter VI article 23, paragraph 1, article 33, line XI		Management	For	For
10		Chapter VII article 34, lines VI, VII and VIII		Management	For	For
11		Chapter XII article 58 and sole paragraph article 59 and sole paragraph article 60		Management	For	For
12		Ratification of the election of a member of the board of directors, in accordance with terms of article 150 of the Brazilian share corporations law, 6404.76, and of article 28 of the corporate bylaws		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	338,520	27-Aug-2011		06-Sep-2011
ELETROBRAS: C.E.B. S.A
Security		15234Q207		Meeting Type		Special
Ticker Symbol		EBR		Meeting Date		09-Sep-2011
ISIN		US15234Q2075		Agenda		933503167 - Management
Record Date		25-Aug-2011		Holding Recon Date		25-Aug-2011
City /	Country	/	United States	Vote Deadline Date		02-Sep-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I		APPROVAL OF AMENDMENTS TO THE BYLAWS OF THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT		Management	For	For
II		APPROVE THE ELECTION OF THE BOARD OF DIRECTORS, IN ACCORDANCE WITH ARTICLE 150 OF THE CORPORATIONS LAW, 6404/76, AND ARTICLE 28 OF THE BYLAWS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	8,933	01-Sep-2011		01-Sep-2011
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	2,164	01-Sep-2011		01-Sep-2011
CAIRN INDIA LTD
Security		Y1081B108		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		10-Sep-2011
ISIN		INE910H01017		Agenda		703287664 - Management
Record Date		26-Jul-2011		Holding Recon Date		26-Jul-2011
City /	Country	TBD /	India	Vote Deadline Date		05-Sep-2011
SEDOL(s)		B1G2NN0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Resolved that the consent of the Company be
and is hereby accorded to accept the following
conditions (the "Conditions") imposed by the
Government of India ("Gol") in its approval letter
dated July 26, 2011 in relation to the transfer of
control of Cairn India Limited (the "Company") by
Cairn Energy PLC and Cairn UK Holdings
Limited to Twin Star Energy Holdings Limited and
Vedanta Resources plc and persons acting in
concert with them: (i) The Company, Cairn
Energy India Pty Limited, Cairn Energy
Hydrocarbons Limited, other affiliates of the
Company, to agree and give an undertaking that
in respect of RJ-ON-90/1 block (the "Rajasthan
Block"), the royalty paid by Oil and Natural Gas
Corporation ("ONGC") be treated as cost
recoverable (Referred to in condition (g) in the
section titled Consent applications made to Gol
below); and (ii) withdrawal of the claim made in
the existing arbitration proceedings initiated by
the Company's subsidiaries, Cairn Energy India
Pty Limited and Cairn Energy Hydrocarbons
Limited as participants in the Rajasthan Block
against the Gol and ONGC relating to the dispute
on payment of cess under the production sharing
contract ("PSC") (Referred to in condition (h) in
the section titled Consent applications made to
Gol below). Resolved further that the Board of
Directors (hereinafter referred to as the "Board"
which term shall include any Committee of the
Board constituted to exercise its power, including
the powers conferred by this resolution) is hereby
authorized to accept the Conditions on behalf of
the Company and its subsidiaries and to execute
any documents that may be necessary or
desirable in connection therewith. Resolved
further that approval of the Company be and is
hereby accorded to the Board to obtain no				Management	For	For	None
objection certificates in relation to the transfer of
control of Cairn India Limited, referred to above,
from their consortium partner(s) under the
respective PSCs for the various blocks where the
Company and its subsidiaries are a signatory
(except for Ravva (PKMG-1) and CB-OS/2
blocks) and any other approvals, consents,
permissions and sanctions, if any, from any other
relevant authorities. Resolved further that for the
purpose of giving effect to the above, the Board
be and is hereby authorized to exercise such
powers, and to do ail such acts, deeds, things
and matters as may be required or considered
necessary, or incidental thereto and to settle any
question(s) or difficulty or doubt(s) that may arise
in connection therewith in the manner it may
deem fit and appropriate
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	40,080	17-Aug-2011		05-Sep-2011
IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI
Security		Y41784102		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		12-Sep-2011
ISIN		INE821I01014		Agenda		703288692 - Management
Record Date		29-Jul-2011		Holding Recon Date		29-Jul-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		05-Sep-2011
SEDOL(s)		B2NXWC5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Resolved that in partial modification of the
resolution passed earlier by the members at the
Extraordinary General Meeting held on 25
November, 2006, the consent of the members of
the Company be and is hereby accorded, in
terms of Section 293(1)(a) and other applicable
provisions, if any, of the Companies Act, 1956, as
amended or restated, to mortgage and/ or charge
any of its movable and/or immovable properties
wherever situated, both present and future, or the
whole, or substantially the whole, of the
undertaking or undertakings of the Company on
such terms and in such manner as the Board
may think fit, together with power to take over the
management of the business or concern of the
Company in certain event(s), for securing any
loan(s) obtained/to be obtained by the Company
or its subsidiaries / Joint venture / Special
Purpose Vehicles (SPVs) from, or Securities
issued/ to be issued to, Bank(s), Financial or
other Institution(s), Mutual Fund(s) Non-Resident
Indians (NRIs), Overseas Corporate Bodies
(OCBs), Foreign Institutional Investors (FIIs) or
any other person(s), body(ies) corporate, etc'
whether Shareholder of the Company or not
(hereinafter collectively referred to as 'lenders'),
for an amount not exceeding Rs. 5,000 Crores
(Rupees Five Thousand Crores only) and/or
equivalent thereto in any foreign currency,
together with interests, compound/ additional
interest, commitment charges, costs, expenses
and all other monies payable by the Company or
its subsidiaries / joint venture/Special Purpose				Management	For	For	None
Vehicles (SPVs) to the concerned lenders.
Resolved further that the Board be and is hereby
authorised to severally delegate all or any of its
powers herein conferred to any Committee of
Directors or any Executive Director or Directors
or any other officer of the Company, in order to
give effect to the above resolutions
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	126,492	18-Aug-2011		05-Sep-2011
BR MALLS PARTICIPACOES SA
Security		P1908S102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		12-Sep-2011
ISIN		BRBRMLACNOR9		Agenda		703299962 - Management
Record Date				Holding Recon Date		08-Sep-2011
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		05-Sep-2011
SEDOL(s)		B1RYG58		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1		To reflect the capital increases approved by the board of directors and the capitalization of part of the profit reserves of the company approved at the general meeting held on April 29		Management	For	For
2		To include rules and requirements for the process of electing the members of the board of directors		Management	For	For
3		To include rules establishing the obligation for a shareholder whose ownership interest in the share capital has reached 20 percent to conduct a public tender offer		Management	For	For
4		To include the minimum bylaws clauses disclosed in the Novo Mercado Listing Regulations in effect from May 10, 2011		Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO POSTPONEMENT OF MEETING DATE
FROM 0-1 SEP TO 12 SEP 2011, RECEIPT OF
ADDITIONAL COMMENT AND CHANGE IN
MEETING TYPE-AND TIME. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS P-ROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	327,286	19-Aug-2011		07-Sep-2011
IL&FS ENGINEERING AND CONSTRUCTION CO. LTD
Security		Y5896Z101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		13-Sep-2011
ISIN		INE369I01014		Agenda		703303672 - Management
Record Date				Holding Recon Date		30-Aug-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		01-Sep-2011
SEDOL(s)		B2800V6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at March 31, 2011, the Profit &
Loss Account for the year ended on that date
together with the Reports of the Directors and the
Auditors thereon				Management	For	For
2		To appoint a Director in place of Mr. Arun K Saha, who retires by rotation and, being eligible, offers himself, for re-appointment		Management	For	For
3	Resolved that M/s S R Batliboi & Associates,
Chartered Accountants, Institute of Chartered
Accountants of India, Registration Number
101049W, be and are hereby appointed as
Statutory Auditors of the Company, to hold office
from the conclusion of this Annual General
Meeting until the conclusion of next Annual
General Meeting at a remuneration as may be
determined by the Board of Directors of the
Company				Management	For	For
4	Resolved that pursuant to Section 257 and other
applicable provisions of the Companies Act, 1956
and the order of the Hon'ble Company Law Board
dated November 4, 2010, Mr. Saleh Mohammed
Binladin be and is hereby appointed as a Director
of the Company, liable to retire by rotation, under
the Articles of Association of the Company				Management	For	For
5	Resolved that pursuant to Section 257 and other
applicable provisions of the Companies Act, 1956
and the order of the Hon'ble Company Law Board
dated November 4, 2010, Mr. Mu'taz Sawwaf be
and is hereby appointed as a Director of the
Company, liable to retire by rotation, under the
Articles of Association of the Company				Management	For	For
6	Resolved that pursuant to Section 257 and other
applicable provisions of the Companies Act, 1956
and the order of the Hon'ble Company Law Board
dated November 4, 2010, Mr. Akberali
Mohamedali Moawalla be and is hereby
appointed as a Director of the Company, liable to
retire by rotation, under the Articles of
Association of the Company				Management	For	For
7	Resolved that pursuant to Section 257 and other
applicable provisions of the Companies Act, 1956
and the order of the Hon'ble Company Law Board
dated November 4, 2010, Mr. Ahmad Mohamad
Dabbous be and is hereby appointed as a
Director of the Company, liable to retire by
rotation, under the Articles of Association of the
Company				Management	For	For
8	Resolved that the consent of the Members be
and is hereby accorded to delete Clause No.12 in
other objects of Memorandum of Association of
the Company. Resolved further that the Board of
Directors of the Company be and are hereby
authorized to take necessary steps including
filing of various forms etc. with the statutory
authorities				Management	For	For
9	Resolved that pursuant to the recommendation of
the Board of Directors (hereinafter referred to as
the "Board" which term shall include any
Committee(s) which the Board may constitute to
exercise powers of the Board including the
powers conferred by this resolution) and
provisions of the Companies Act 1956 and to the
provisions of Articles of Association of the
Company and subject to the applicable
regulations/ guidelines of the Securities and
Exchange Board of India (SEBI), Reserve Bank
of India (RBI) and any other appropriate
authority, as may be necessary and other
statutory approvals, if any, the consent of the
members of the Company be and is hereby
accorded to the Board to issue and allot
15,00,000 (Fifteen Lakhs only) Cumulative
Redeemable Preference Shares (CRPS) of
INR.100/- (Rupees One hundred only) each
CONTD				Management	For	For
CONT	CONTD aggregating to INR.15,00,00,000/-
(Rupees Fifteen Crore only) as Bonus-Shares
credited as fully paid-up by capitalisation of the
Company's-Securities Premium Account, as may
be considered necessary in proportion to-One
Bonus CRPS for every 16.67 existing fully paid
up OCCRPS to such Members-holding fully paid-
up OCCRPS as per the Register of OCCRP
Shareholders as on-June 30, 2011, in such
manner and terms and conditions as may be
determined-by the Board in accordance with
applicable statutory provisions ,rules and-
regulations. Resolved further that where the
proportion of the new CRPS be-allotted as Bonus
Shares is not in the exact proportion of the
holding of-existing OCCRPS and results in any
Member becoming entitled to a fraction of-the
new Shares to be allotted as Bonus Shares, any
fraction 0.5 or above will-be CONTD				Non-Voting
CONT	CONTD rounded off to next number and below
0.5 will be ignored. Resolved-further that the
Bonus CRPS to be issued as fully paid CRPS are
subject to-the Memorandum and the Articles of
Association of the Company. Resolved-further
that the Company be and hereby approves June
30, 2011 as the date for-the issue of Bonus
CRPS. Resolved further that Board be and is
hereby-authorized to finalise and arrange for the
submission of any documents with-any
Government and Regulatory Authorities,
Institutions or Bodies, as may be-required and				Non-Voting			None
applicable, and all other related matters, as per
applicable-laws, regulations or guidelines for the
time being applicable, authorise any-Director or
Directors of the Company or other Officer or
Officers of the-Company, including any power of
attorney holder granted in this regard, to do-such
acts CONTD
CONT	CONTD , deeds and things in connection with
and incidental thereto, as the-authorized person
at his absolute discretion may deem fit and
necessary or-desirable in connection with the
issue and allotment of the Bonus CRPS and to-
do all such acts, deeds, matters and things as it
may, in its absolute-discretion deem necessary or
desirable. Resolved further that for the purpose-
of giving effect to the above resolutions, the
Board, be and is hereby-authorized on behalf of
the Company to take all actions and do all such-
deeds, matters and things as it may at their sole
discretion deem necessary,-desirable or
expedient to the issue and allotment of CRPS
and to resolve and-settle any question, difficulty
or doubt that may arise in regard to any such-
issue, offer and allotment of Bonus CRPS,
without being required to seek any-CONTD				Non-Voting
CONT		CONTD further consent or approval of the shareholders		Non-Voting
10	Resolved that pursuant to the recommendation of
the Board of Directors (hereinafter referred to as
the "Board" which term shall include any
Committee(s) which the Board may constitute to
exercise powers of the Board including the
powers conferred by this resolution) and
provisions of the Companies Act, 1956 and to the
provisions of Articles of Association of the
Company and subject to the applicable
regulations/ guidelines of the Securities and
Exchange Board of India (SEBI), Reserve Bank
of India (RBI) and any other appropriate
authority, as may be necessary and other
statutory approvals, if any, the consent of the
members of the Company be and is hereby
accorded to the Board to issue and allot 2,36,280
(Two Lakh Thirty Six Thousand Two Hundred
and Eighty only) Cumulative Redeemable
Preference Shares (CRPS) of INR.100/-(CONTD				Management	For	For
CONT	CONTD Rupees One hundred only) each at par
aggregating to-INR.2,36,28,000/-(Rupees Two
Crore Thirty Six Lakh Twenty Eight Thousand-
only) as Bonus Shares credited as fully paid-up
by capitalisation of the-Company's Securities
Premium Account, as may be considered
necessary in-proportion to one Bonus CRPS for
every 24.33 existing fully paid CRP Shares-to
such Members holding fully paid-up CRPS as per
the Register of CRP-Shareholders as on June
30, 2011, in such manner, terms and conditions
as may-be determined by the Board in				Non-Voting			None
accordance with applicable statutory provisions-
,rules and regulations. Resolved further that
where the proportion of the new-CRPS to be
allotted as Bonus Shares is not in the exact
proportion of the-holding of existing CRPS and
results in any Member becoming entitled to a-
fraction of the new shares to CONTD
CONT	CONTD be allotted as Bonus Shares, any
fraction 0.5 or above will be rounded-off to next
number and below 0.5 will be ignored. Resolved
further that the-Bonus Shares to be issued as
fully paid shares are subject to the Memorandum-
and the Articles of Association of the Company.
Resolved further that the-Company be and
hereby approves June 30, 2011 as the date for
the issue of-CRPS. Resolved further that the
Board be and is hereby authorized to finalise-and
arrange for the submission of any documents
with any Government and-Regulatory Authorities,
Institutions or Bodies, as may be required and-
applicable, decide terms and conditions of the
CRPS, and all other related-matters, as per
applicable laws, regulations or guidelines for the
time being-applicable, authorise any Director or
Directors of the Company or other-Officer
CONTD				Non-Voting
CONT	CONTD or Officers of the Company, including
any power of attorney holder-granted in this
regard, to do such acts, deeds and things in
connection with-and incidental thereto, as the
authorized person at his absolute discretion-may
deem fit and necessary or desirable in
connection with the issue and-allotment of the
CRPS. Resolved further that for the purpose of
giving effect-to the above resolutions, the Board,
be and is hereby authorized on behalf of-the
Company to take all actions and do all such
deeds, matters and things as-it may at their sole
discretion deem necessary, desirable or
expedient to the-issue and allotment of CRPS
and to resolve and settle any question,-difficulty
or doubt that may arise in regard to any such
issue, offer and-allotment of CRPS, without being
required to seek any further consent or-CONTD				Non-Voting
CONT		CONTD approval of the shareholders		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	66,077	25-Aug-2011		01-Sep-2011
ROSNEFT OIL COMPANY OJSC, MOSCOW
Security		67812M207		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		13-Sep-2011
ISIN		US67812M2070		Agenda		703305385 - Management
Record Date		20-Jul-2011		Holding Recon Date		20-Jul-2011
City /	Country	MOSCOW /	Russian Federation	Vote Deadline Date		05-Sep-2011
SEDOL(s)		B17FSC2 - B1N63N5 - B550CN6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To terminate the powers of the members of Rosneft Board of Directors		Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
2.1		Elect the members of Rosneft Board of Directors : Vladimir Leonidovich Bogdanov		Management	For	For
2.2		Elect the members of Rosneft Board of Directors : Matthias Warnig		Management	For	For
2.3		Elect the members of Rosneft Board of Directors : Andrey Leonidovich Kostin		Management	For	For
2.4		Elect the members of Rosneft Board of Directors : Alexander Dmitrievich Nekipelov		Management	For	For
2.5		Elect the members of Rosneft Board of Directors : Hans-Joerg Rudloff		Management	For	For
2.6		Elect the members of Rosneft Board of Directors : Nikolay Petrovich Tokarev		Management	For	For
2.7		Elect the members of Rosneft Board of Directors : Eduard Yurievich Khudainatov		Management	For	For
2.8		Elect the members of Rosneft Board of Directors : Sergey Vladimirovich Shishin		Management	For	For
2.9		Elect the members of Rosneft Board of Directors : Dmitry Evgenievich Shugayev		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	33,467	30-Aug-2011		05-Sep-2011
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	92,206	30-Aug-2011		05-Sep-2011
DATATEC LTD
Security		S2100Z123		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Sep-2011
ISIN		ZAE000017745		Agenda		703286662 - Management
Record Date		12-Sep-2011		Holding Recon Date		12-Sep-2011
City /	Country	SANDOWN /	South Africa	Vote Deadline Date		06-Sep-2011
SEDOL(s)		5740538 - 6149479 - B0372K1 - B1FDH43		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Acceptance of annual financial statements		Management	For	For
2		Re election of J P Montanana		Management	For	For
3		Re election of S J Davidson		Management	For	For
4		Re election of N J Temple		Management	For	For
5		Election of O Ighodaro		Management	For	For
6	Resolved that the reappointment of Deloitte and
Touche as auditors of the Company made by the
Audit, Risk and Compliance Committee be
ratified and that Ian Marshall be appointed as the
designated auditor to hold office for the ensuing
year				Management	For	For
7		Approval of the auditors remuneration		Management	For	For
8(a)		Election of Audit Risk and Compliance Committee member: C S Seabrooke		Management	For	For
8(b)		Election of Audit Risk and Compliance Committee member: L W Nkuhlu		Management	For	For
8(c)		Election of Audit Risk and Compliance Committee member: O Ighodaro		Management	For	For
9		Approval of remuneration policy		Management	For	For
10		Ratification of directors remuneration		Management	For	For
11		Placing 8 million unissued shares under the control of the directors. 4.3 percent of issued share capital		Management	For	For
12		Approval of amendments to employee share plan		Management	For	For
13		Authority to sign all documents required		Management	For	For
S.1		General authority to repurchase shares		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF AUDITORS NAME FOR
RESOLU-TION NO. 6 AND CHANGE IN THE
NUMBERING OF RESOLUTIONS.  IF YOU
HAVE ALREADY SE-NT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AM-END
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	4,544	16-Aug-2011		07-Sep-2011
TELEMAR NORTE LESTE SA, RIO DE JANEIRO
Security		P9037H103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		14-Sep-2011
ISIN		BRTMARACNPA7		Agenda		703326822 - Management
Record Date				Holding Recon Date		12-Sep-2011
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		09-Sep-2011
SEDOL(s)		2789813 - 2803166 - B02PFC9 - B02QRV5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM 1 ONLY. THANK-YOU		Non-Voting
1	To vote regarding the choice of the specialized
company responsible for the preparation of the
economic valuation of the shares of the
company, from among those indicated on the list
of three submitted by the board of directors, for
the purpose of determining the reimbursement
amount for the dissenting shareholders at the
meeting that is to be called to vote regarding the
merger of shares of the company into Coari
Participacoes S.A. in accordance with the terms
of article 12 of corporate bylaws and of article 45
of law number 6404.76				Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF COMMENT. IF YOU
HAVE ALR-EADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECID-E TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	178,558	09-Sep-2011		12-Sep-2011
BOMBAY RAYON FASHIONS LTD
Security		Y0931G101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		15-Sep-2011
ISIN		INE589G01011		Agenda		703321719 - Management
Record Date				Holding Recon Date		06-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		07-Sep-2011
SEDOL(s)		B0PDQG1 - B15CJ55		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Statements of Accounts for the financial year ended March 31, 2011 and the Reports of Auditors and Directors thereon		Management	For	For
2		To declare dividend on the Equity shares		Management	For	For
3		To appoint a Director in place of Mr. Janardan Agrawal, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Naseer Ahmed, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. A. R. Mundra, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
6	To appoint M/s. V. K. Beswal & Associates Firm
Registration No. 101083W  as Statutory Auditors
of the Company to hold office from the conclusion
of this meeting till the conclusion of the next
Annual General Meeting of the Company and to
fix their remuneration				Management	For	For
7	Resolved that Mr. M. M. Agrawal who was
appointed by the board of directors as an
Additional Director of the Company pursuant to
the provision of Section 260 of the Companies
Act, 1956 and hold office upto the date of the
ensuing Annual General Meeting of the Company
and for the appointment of whom the Company
has received a notice under Section 257 of the
said Act from a shareholder proposing the
candidature of Mr. M. M. Agrawal for the office of
a Director of the Company, be and is hereby
appointed as a Director of the Company				Management	For	For
8	Resolved that the consent of the Company be
and is hereby granted in terms of Section
293(1)(a) and other applicable provisions of the
Companies Act, 1956 (including any statutory
modification or re-enactment thereof for the time
being in force) to the Board of Directors to
mortgage and/or charge, in addition to the
mortgages/charges created/to be created by the
company, in such form and manner and with
such ranking and at such time and on such terms
as the Board may determine, on all or any of the
moveable and/or immovable properties/assets of				Management	For	For	None
the Company both present and future and/or the
whole or any part of the undertaking(s) of the
Company for securing the borrowings of the
Company and/ or its subsidiaries, availed/ to be
availed by way of loan (Term loans/Working
Capital facilities/External Commercial Borrowings
CONTD
CONT	CONTD and securities /Debentures) the
aggregate value of which shall not-exceed INR
4,000 Crores (Rupees Four Thousand Crores
Only) from Financial-Institutions/ Banks and other
agencies/Parties, issued/to be issued by the-
Company from time to time together with interest,
additional interest,-liquidated damages,
commitment charges, premia on prepayment or
on redemption-and all other costs, charges and
expenses including any increase as a result-of
devaluation/revaluation/fluctuation in the rates of
exchange and all other-moneys payable by the
Company in terms of the Loan
Agreement(s)/Heads of-Agreement(s), Debenture
Trust Deed (s) or any other document, entered
into/to-be entered into between the Company and
the lender(s)/Agent(s) and Trustee(s)-in respect
of the said loans/borrowing/debentures and
containing such CONTD				Non-Voting
CONT	CONTD specific terms and conditions and
covenants in respect of enforcement-of security
as may be stipulated in that behalf and agreed to
between the-Board of Directors or Committee
thereof and the lenders/Agents/Trustees.-
Resolved further that for the purpose of giving
effect to this resolution the-Board of Directors of
the Company be & is hereby authorized to
finalise,-settle and execute such documents/
deeds/ writings/ papers/ Agreements as may-be
required and to take all necessary steps in order
to comply with the legal-& procedural formalities
including authorizing any of its Committee (s)/-
Director(s) or any officer(s) as it may in its
absolute discretion deem-proper & fit in this
regard				Non-Voting
9	Resolved that the consent of the Company be
and is hereby granted in terms of Section
293(1)(d) and other applicable provisions, if any,
of the Companies Act, 1956 (including any
statutory modification or re-enactment thereof, for
the time being in force) to the Board of Directors
to borrow from time to time all such sum(s) of
money (including External Commercial
Borrowings in foreign denominated currencies
from any foreign sources/foreign countries as
prescribed by statutory guidelines, if any, in this
regard) in such manner as may be deemed
necessary and prudent for the purposes of the
Company, notwithstanding that the money(s) to
be borrowed together with the money(s) already
borrowed by the Company and outstanding
(apart from the temporary loans obtained or to be
obtained from the Company's bankers in the
ordinary CONTD				Management	For	For
CONT	CONTD course of business) may exceed the
aggregate of the paid-up capital and-free
reserves of the Company i.e. reserves not set
apart for any specific-purposes, provided that the
total amount borrowed/to be borrowed by the
Board-of Directors shall not, at any time, exceed
the limit of INR 4000 crores-(Rupees Four
Thousand Crores Only). Resolved further that for
the purpose of-giving effect to this resolution the
Board of Directors of the Company be &-is
hereby authorized to finalise, settle and execute
such documents/ deeds/-writings/ papers/
Agreements as may be required and to take all
necessary-steps in order to comply with the legal
& procedural formalities including-authorizing any
of its Committee (s)/ Director(s) or any officer(s)
as it may-in its absolute discretion deem proper &
fit in this regard				Non-Voting
10	Resolved that in supersession to the earlier
resolution passed in connection with the payment
of remuneration in the form of commission to Mr.
Janardan Agrawal, Non-Executive Chairman of
the Company, pursuant to the provision of
Section 309 (4) and all other applicable
provisions, if any, of the Companies Act, 1956
read with the Articles of Association of the
Company, a sum not exceeding 1% of the net
profits of the Company per annum computed in
the manner prescribed in section 309 (5) read
with section 198(1) of the Companies Act, 1956,
for a period of five years starting from the
financial year ending on April 1, 2011 be
determined and paid as commission to the
Chairman				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	94,375	03-Sep-2011		05-Sep-2011
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
Security		Y15045100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Sep-2011
ISIN		CNE1000002N9		Agenda		703259499 - Management
Record Date		16-Aug-2011		Holding Recon Date		16-Aug-2011
City /	Country	BEIJING /	China	Vote Deadline Date		06-Sep-2011
SEDOL(s)		B0Y91C1 - B11X6G2 - B127737		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110729/LTN20110729438.pdf		Non-Voting
1	To consider and approve to grant a Specific
Mandate to the Board to allot and issue not more
than 1 billion A Shares of RMB1.00 each to
qualified price consultation participants, and
natural persons, legal persons and other
investors who have maintained share accounts
with the Shanghai Stock Exchange (except those
who are prohibited by the PRC laws, regulations
and other regulatory requirements that are
applicable to the Company), and to apply for the
listing of, and permission to deal in, such A
Shares on the Shanghai Stock Exchange at such
time as considered appropriate and in the best
interest of the Company				Management	For	For
2		To authorise the Board and the Relevant Authorised Person(s) to deal with matters in relation to the proposed A Share Issue		Management	For	For
3	To consider and approve the proposed amended
Articles of Association as set out in Appendix I of
the Circular and to authorise the Directors to
make further amendments to the Articles of
Association in order to fufill any request that may
be raised by the regulatory authorities				Management	For	For
4		To consider and approve the proposed amendments to the Articles of Association to reflect the change of the license number of the Company		Management	For	For
5		To consider and approve the proposed amendments to the Articles of Association to reflect the changes of the names of two shareholders of the Company		Management	For	For
6		To consider and approve the adoption of the Rules for Shareholders' General Meetings as set out in Appendix IV of the Circular		Management	For	For
7		To consider and approve the adoption of the Rules for Board Meetings as set out in Appendix V of the Circular		Management	For	For
8		To consider and approve the adoption of the Working Rules for Independent Directors as set out in Appendix VI of the Circular		Management	For	For
9		To consider and approve the adoption of the Working Rules for Supervisory Committee Meetings as set out in Appendix VII of the Circular		Management	For	For
10	To consider and approve that the accumulated
undistributed profits accrued prior to the
completion of the A Share Issue will be shared by
the new and existing Shareholders of the
Company after the A Share Issue in proportion to
their respective shareholdings				Management	For	For
11		To consider and approve the adoption of the Rules for Management of Connected Transactions as set out in Appendix II of the Circular		Management	For	For
12		To consider and approve the adoption of the Rules for Management of Funds Raised from Capital Markets as set out in Appendix III of the Circular		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	36,000	30-Jul-2011		07-Sep-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	636,508	30-Jul-2011		07-Sep-2011
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
Security		Y15045100		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		16-Sep-2011
ISIN		CNE1000002N9		Agenda		703260341 - Management
Record Date		16-Aug-2011		Holding Recon Date		16-Aug-2011
City /	Country	BEIJING /	China	Vote Deadline Date		06-Sep-2011
SEDOL(s)		B0Y91C1 - B11X6G2 - B127737		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110729/LTN20110729444.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	To consider and approve to grant a Specific
Mandate to the Board to allot and issue not more
than 1 billion A Shares of RMB1.00 each to
qualified price consultation participants, and
natural persons, legal persons and other
investors who have maintained share accounts
with the Shanghai Stock Exchange (except those
who are prohibited by the PRC laws, regulations
and other regulatory requirements that are
applicable to the Company), and to apply for the
listing of, and permission to deal in, such A
Shares on the Shanghai Stock Exchange at such
time as considered appropriate and in the best
interest of the Company				Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	36,000	30-Jul-2011		07-Sep-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	636,508	30-Jul-2011		07-Sep-2011
CHAMBAL FERTILISERS & CHEMICALS LTD
Security		Y12916139		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-Sep-2011
ISIN		INE085A01013		Agenda		703281838 - Management
Record Date				Holding Recon Date		14-Sep-2011
City /	Country	RAJASTHAN /	India	Vote Deadline Date		06-Sep-2011
SEDOL(s)		6099938 - B1NPM35		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited Balance Sheet as at March 31, 2011, Profit & Loss Account for the year ended on that date and reports of Directors and Auditors		Management	For	For
2		To consider declaration of dividend on Equity Shares		Management	For	For
3		To appoint a director in place of Mr. Ram Nath Bansal, who retires by rotation and is eligible for re-appointment		Management	For	For
4		To appoint a director in place of Mr. Marco Philippus Ardeshir Wadia, who retires by rotation and is eligible for re-appointment		Management	For	For
5	Resolved that Mr. Harbachan Singh Bawa,
Director who retires by rotation at this meeting
and who has expressed his unwillingness for re-
appointment, be not re-appointed and the
resulting vacancy be not filled up at this meeting				Management	For	For
6		To appoint M/s. S. R. Batliboi & Co., Chartered Accountants, as Statutory Auditors of the Company and fix their remuneration		Management	For	For
7		To appoint M/s. Singhi & Co., Chartered Accountants, as Branch Auditors for Shipping Business of the Company and fix their remuneration		Management	For	For
8	Resolved that in partial modification of the
resolution passed in this regard in the annual
general meeting of the members of the Company
held on August 27, 2010, pursuant to Sections
198, 309 and all other applicable provisions, if
any, of the Companies Act, 1956 or any statutory
modification(s) or reenactment thereof for the
time being in force and Article 121(2) of the
Articles of Association of the Company, consent
of the Company be and is hereby accorded for
payment of commission upto Rs. 4,00,000 per
annum to each of the non-executive Directors of
the Company, for a period of 4 (four) years
starting from the financial year 2011-12; provided
that the total commission payable to all the non
executive directors shall not exceed one percent
of the net profits of the Company as computed in
the manner referred CONTD				Management	For	For
CONT	CONTD to under the Companies Act, 1956 or
any statutory modification(s) or-re-enactment
thereof for the time being in force. Resolved
further that the-Board of Directors of the
Company be and is hereby authorised to
determine-the commission payable to each of the
non-executive directors for each year-within the
limits mentioned in the foregoing resolution and
to do all such-acts, deeds, matters and things as
may be necessary and incidental to give-effect to
the aforesaid resolution				Non-Voting
9	Resolved that pursuant to the provisions of
sections 310, 311 and other applicable provisions
of the Companies Act, 1956, if any, the Company
hereby approves the payment of retention
incentive of Rs. 4,96,125 to Mr. Anil Kapoor,
Managing Director of the Company in September
2011, in addition to the salary, allowances,
perquisites and other benefits payable to him as
per the terms of his appointment				Management	For	For
10	Resolved that pursuant to the provisions of
sections 198, 269, 309, read with Schedule XIII
and other applicable provisions of the Companies
Act, 1956, if any, the Company hereby approves
the re-appointment of, and remuneration payable
to Mr. Anil Kapoor as Managing Director of the
Company for a period of three years with effect
from February 16, 2012, on such terms and
conditions as approved by the Board of Directors
and set out in the contract, a copy of which is
placed at the table of the meeting duly initialed
for identification provided that Mr. Anil Kapoor will
not be liable to retire by rotation. Resolved further
that the Board of Directors of the Company
(which expression shall also include a committee
thereof) be and is hereby authorised to determine
such increments payable to Mr. Anil Kapoor as it
may deem CONTD				Management	For	For
CONT	CONTD fit and proper within the approved basic
salary range from time to-time, along with the
performance bonus, if any, and to do all such
acts,-deeds, matters and things as may be
necessary and incidental to give effect-to the
aforesaid resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	380,494	11-Aug-2011		02-Sep-2011
SUN PHARMACEUTICAL INDUSTRIES LTD
Security		Y8523Y158		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-Sep-2011
ISIN		INE044A01036		Agenda		703301375 - Management
Record Date				Holding Recon Date		14-Sep-2011
City /	Country	BARODA /	India	Vote Deadline Date		06-Sep-2011
SEDOL(s)		6582483		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Accept financial statements and statutory reports		Management	For	For
2		Approve dividend of INR 3.50 per share		Management	For	For
3		Reappoint D.S. Shanghvi as Director		Management	For	For
4		Reappoint S.T. Desai as Director		Management	For	For
5		Reappoint S.M. Dadha as Director		Management	For	For
6	To re-appoint Messrs. Deloitte Haskins & Sells,
Chartered Accountants, Mumbai, having ICAI
Registration No. 117366W, as the Auditors of the
Company and to authorise the Board of Directors
to fix their remuneration				Management	For	For
7	Approve remuneration of A. Shanghvi, a relative
of a Director as Non-Executive Director of Taro
Pharmaceutical Industries Ltd., a subsidiary   of
the Company and increase in remuneration of A.
Shanghvi as Asst. Product manager				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-6. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	7,733	23-Aug-2011		02-Sep-2011
RURAL ELECTRIFICATION CORP LTD, NEW DELHI
Security		Y73650106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		17-Sep-2011
ISIN		INE020B01018		Agenda		703283755 - Management
Record Date				Holding Recon Date		15-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		07-Sep-2011
SEDOL(s)		B2Q7WL3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider, approve and adopt the
audited Balance Sheet as at 31st March, 2011
and Profit and Loss Account for the Financial
Year ended on that date along with the Reports
of the Board of Directors and Auditors thereon				Management	For	For
2		To note the payment of interim dividend and declare final dividend for the Financial Year 2010-11		Management	For	For
3		To appoint a Director in place of Shri Devender Singh, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To fix the remuneration of Auditors to be appointed by the Comptroller Auditor-General of India in terms of Section 619 read with Section 224 of the Companies Act, 1956		Management	For	For
5		Resolved that Shri Prakash Thakkar be and is hereby appointed as Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation		Management	For	For
6		Resolved that Dr. Devi Singh be and is hereby appointed as Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation		Management	For	For
7		Resolved that Dr. Govinda Marapalli Rao be and is hereby appointed as Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation		Management	For	For
8		Resolved that Shri Venkataraman Subramanian be and is hereby appointed as Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation		Management	For	For
9	Resolved that in terms of Section 31 and other
applicable provisions, if any, of the Companies
Act, 1956, the amendments/
alterations/insertions/deletions in the Articles of
Association of Rural Electrification Corporation
Limited (REC) as detailed in the Explanatory
Statement annexed to the Notice of 42nd Annual
General Meeting of the Company be and are
hereby approved				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGS UTILITIES MAURITIUS	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	2,611	13-Aug-2011		07-Sep-2011
NHPC LTD, HARYANA
Security		Y6268G101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Sep-2011
ISIN		INE848E01016		Agenda		703306414 - Management
Record Date				Holding Recon Date		14-Sep-2011
City /	Country	FARIDABAD /	India	Vote Deadline Date		07-Sep-2011
SEDOL(s)		B233LP1 - B40CB77		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at March 31, 2011 and Profit &
Loss Account for the financial year ended on that
date together with Report of the Board of
Directors and Auditors thereon				Management	For	For
2		To declare dividend for the financial year 2010- 2011		Management	For	For
3		To appoint a Director in place of Shri D.P. Bhargava, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri J.K. Sharma, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To fix the remuneration of the Auditors for the year 2011-12		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	2,238,718	27-Aug-2011		05-Sep-2011
POWER GRID CORP OF INDIA LTD, GURGAON
Security		Y7028N105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Sep-2011
ISIN		INE752E01010		Agenda		703307492 - Management
Record Date				Holding Recon Date		15-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		07-Sep-2011
SEDOL(s)		B233HS6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at 31st March, 2011 and Profit
and Loss Account for the financial year ended on
that date together with Report of the Board of
Directors and Auditors thereon				Management	For	For
2		To note the payment of interim dividend and declare Final Dividend for the Financial Year 2010-11		Management	For	For
3		To appoint a Director in place of Shri V. M. Kaul, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri Rakesh Jain, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To fix the remuneration of the Auditors for the Financial Year 2011-12		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGS UTILITIES MAURITIUS	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	13,063	30-Aug-2011		05-Sep-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	785,621	30-Aug-2011		05-Sep-2011
FORTIS HEALTHCARE LTD
Security		Y26160104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Sep-2011
ISIN		INE061F01013		Agenda		703321670 - Management
Record Date				Holding Recon Date		12-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		07-Sep-2011
SEDOL(s)		B1XC098		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at March 31, 2011 and the
Profit and Loss Account for the year ended on
that date and the Reports of the Board of
Directors and the Auditors thereon				Management	For	For
2		To appoint a director in place of Dr. P.S. Joshi, who is liable to retire by rotation and being eligible, offers himself for reappointment		Management	For	For
3		To appoint a director in place of Lt. General T.S. Shergill, who is liable to retire by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a director in place of Mr. Rajan Kashyap, who retires by rotation and who has not offered himself for reappointment		Management	For	For
5	To re-appoint Statutory Auditors of the Company
to hold office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting and to fix their
remuneration. M/s S.R. Batliboi & Co., Chartered
Accountants, retiring Auditors, are eligible for re-
appointment				Management	For	For
6		Resolved that the vacancy caused by the retirement by rotation of Mr. Rajan Kashyap, and, who has not offered himself for re-appointment, be not filled by the Company for the time being		Management	For	For
7	Resolved that Dr. Brian William Tempest who
was appointed as an additional director of the
Company w.e.f. August 02, 2011 and who holds
the office pursuant to Section 260 of the
Companies Act, 1956 (hereinafter referred to as
"the Act") upto the date of this Annual General
Meeting and in respect of whom the Company
has received a Notice under Section 257 of the
Act, in writing, proposing his candidature for the
office of director, be and is hereby appointed as a
director of the Company, liable to retire by
rotation. Resolved further that the Directors of the
Company and the Company Secretary, be and
are hereby severally authorized to do all such
acts, deeds, things as may be deemed
necessary, to give effect to the foregoing
resolution				Management	For	For
8	Resolved that in conformity with the provision of
Article 145 of the Articles of Association of the
Company and pursuant to the provisions of
Section 309(4) and such other applicable
provisions, if any, of the Companies Act, 1956
(hereinafter referred to as "the Act") (including
any statutory amendment, modification or
reenactment to the Act for the time being in force)
and subject further to the approval of the Central
Government and such other authority(ies) as may
be necessary, the consent of the Company be
and is hereby accorded for payment of an all
inclusive Honorarium to each of the Non-
Executive Directors of the Company (present or
future) for an amount of INR 7,50,000 (Rupees
Seven Lacs Fifty Thousand Only) per annum for
a period of 5 years, commencing from April 01,
2011. Resolved further that an additional CONTD				Management	For	For
CONT	CONTD Honorarium of INR 2,50,000 (Rupees
Two Lacs Fifty Thousand Only) per-annum, shall
be paid to each such Non-Executive Director who
is also a-Chairman of any Committee(s) of the
Board or may become so in future for a-period of
5 years, commencing from April 01, 2011.
Resolved further that the-Board of Directors and
Company Secretary of the Company, be and are
hereby-severally authorized to take all such steps
including filing of necessary-application with
Central Government, Ministry of Corporate Affairs
and to do-all such acts, deeds and things as may
be necessary and incidental for giving-effect to
the foregoing resolution				Non-Voting
9	Resolved that pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (hereinafter
referred to as "the Act"), the provisions contained
in the Securities and Exchange Board of India
(Employees Stock Option Scheme and
Employees Stock Purchase Scheme) Guidelines,
1999 ("the Guidelines") (including any statutory
amendment, modification or re-enactment to the
Act or the Guidelines, for the time being in force)
and the Articles of Association of the Company
and subject to such approvals, permissions,
sanctions and any conditions and modifications
as may be prescribed or imposed while granting
such approvals, permissions and sanctions, the
consent of the Company be and is hereby
accorded to the proposed "Employee Stock
Option Plan - 2011" and to create, offer, issue
and CONTD				Management	For	For
CONT	CONTD allot in one or more tranches under the
said "Employee Stock Option-Plan - 2011" at any
time to or for the benefit of employees and
Directors of-the Company for such number of
stock options /equity shares and / or equity-linked
instruments including any other instruments or
securities which could-give rise to the issue of
equity shares (hereinafter collectively referred to-
as "Securities") of the Company, not exceeding
3% (three per cent) of the-paid up equity share
capital of the Company as on August 12, 2011,
i.e.,-12,154,825 Stock Options in aggregate, at				Non-Voting			None
such price and on such terms and-conditions as
may be fixed or determined by the Board of
Directors-(hereinafter referred to as "the Board"
which term shall deemed to include-any
Committee including Human Resources &
Remuneration Committee of the Board-and/or
any CONTD
CONT	CONTD persons authorised by the Board or such
Committees in this regard) in-accordance with
the Guidelines or other applicable provisions of
any law as-may be prevailing at that time.
Resolved further that the Board be and is-hereby
authorised to formulate, evolve, decide upon and
bring into effect a-new ESOP Scheme
(hereinafter referred to us "Employee Stock
Option Plan --2011" or "the ESOP Scheme") on
such terms and conditions as contained in the-
relevant Explanatory Statement to this Notice and
to make any-modification(s), change(s),
variation(s), alteration(s) or revision(s) in the-
terms and conditions of the ESOP Scheme from
time to time including but not-limited to vesting
period, exercise price, eligibility criteria, vesting-
schedule or to suspend, withdraw or revive the
"Employee Stock Option Plan --2011. Resolved
CONTD				Non-Voting
CONT	CONTD further that the new Equity Shares to be
issued and allotted by the-Company in the
manner aforesaid shall rank pari passu in all
respects with-the then existing Equity Shares of
the Company. Resolved further that the-Board of
Directors and the Company Secretary, be and
are hereby severally-authorised to take
necessary steps for listing of the securities
allotted-under the "Employee Stock Option Plan -
2011" on the Stock Exchanges where-the
securities of the Company are listed as per the
provisions of the Listing-Agreement with the
concerned Stock Exchanges and other applicable
guidelines,-rules and regulations. Resolved
further that for the purpose of giving effect-to the
above resolution, the Board be and is hereby
authorised to do all such-acts, deeds, matters
and things as may be necessary or expedient
and to CONTD				Non-Voting
CONT	CONTD settle any questions, difficulties or
doubts that may arise in this-regard at any stage
including at the time of listing of securities
without-requiring the Board to secure any further
consent or approval of the members-of the
Company in this regard				Non-Voting
10	Resolved that pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (hereinafter
referred to as "the Act"), the provisions contained
in the Securities and Exchange Board of India
(Employees Stock Option Scheme and
Employees Stock Purchase Scheme) Guidelines,
1999 ("the Guidelines") (including any statutory
amendment, modification or re-enactment to the
Act or the Guidelines for the time being in force)
and the Articles of Association of the Company
and subject to such approvals, permissions,				Management	For	For	None
sanctions and any conditions and modifications
as may be prescribed or imposed while granting
such approvals, permissions and sanctions,
consent of the Company be and is hereby
accorded to extend the benefits of said
"Employee Stock Option Plan - 2011" referred to
in the CONTD
CONT	CONTD Resolution under Item No. 9 in this
Notice to the employees and-Directors of the
Holding or Subsidiary Companies and / or to
such other-persons, as may from time to time be
allowed under prevailing laws, rules and-
regulations, and / or amendments thereto from
time to time on such terms and-conditions as
may be decided by the Board of Directors of the
Company-(hereinafter referred to as "the Board"
which terms shall deemed to include-any
Committee including Human Resources &
Remuneration Committee of the Board-and/or
any persons authorised by the Board or such
Committees in this-regard). Resolved further that
for the purpose of giving effect to the above-
resolution, the Board be and is hereby authorised
to do all such acts, deeds,-matters and things as
may be necessary or expedient and to settle any-
questions, CONTD				Non-Voting
CONT	CONTD difficulties or doubts that may arise in
this regard at any stage-including at the time of
listing of securities without requiring the Board to-
secure any further consent or approval of the
members of the Company in this-regard				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	116,192	03-Sep-2011		07-Sep-2011
COAL INDIA LTD, KOLKATA
Security		Y1668L107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Sep-2011
ISIN		INE522F01014		Agenda		703287311 - Management
Record Date				Holding Recon Date		16-Sep-2011
City /	Country	KOLKATA /	India	Vote Deadline Date		08-Sep-2011
SEDOL(s)		B4Z9XF5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March, 2011, Profit and
Loss Account for the financial year ended on that
date together with the Reports of Statutory
Auditor & Comptroller & Auditor General of India
and Directors' Report				Management	For	For
2		To confirm payment of Interim dividend paid and to declare Final Dividend on equity shares for the Financial Year 2010-11		Management	For	For
3	To appoint a Director in place of Prof. S. K.
Barua, who retires by rotation in terms of Article
33(d) of the Articles of Association of the
Company and being eligible, offers himself for
reappointment				Management	For	For
4		To appoint a Director in place of Shri Alok Perti, who retires by rotation in terms of Article 33(d) of the Articles of Association of the Company and being eligible, offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Dr. A. K. Rath, who retires by rotation in terms of Article 33(d) of the Articles of Association of the Company and being eligible, offers himself for reappointment		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGS BASIC MATERIALS MAURITIUS	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	2,934	17-Aug-2011		08-Sep-2011
PHILIPPINE LONG DISTANCE TELEPHONE CO
Security		718252109		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		20-Sep-2011
ISIN		PH7182521093		Agenda		703289442 - Management
Record Date		22-Jul-2011		Holding Recon Date		22-Jul-2011
City /	Country	MAKATI CITY /	Philippines	Vote Deadline Date		09-Sep-2011
SEDOL(s)		2685319 - 6685661 - B01JGM9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Approval of amendments to the Seventh Article
of the Articles of Incorporation of the Company
consisting of the sub-classification of the
authorized Preferred Capital Stock into: One
Hundred Fifty Million (150,000,000) shares of
Voting Preferred Stock of the par value of One
Peso (PHP 1.00) each and Eight Hundred Seven
Million Five Hundred Thousand (807,500,000)
shares of Non-Voting Serial Preferred Stock of
the par value of Ten Pesos (PHP 10.00) each,
and other conforming amendments as set forth in
Annex A attached to the Information Statement				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	1,780	19-Aug-2011		12-Sep-2011
NTPC LTD
Security		Y6206E101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Sep-2011
ISIN		INE733E01010		Agenda		703302365 - Management
Record Date				Holding Recon Date		16-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		08-Sep-2011
SEDOL(s)		B037HF1 - B03WDV4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at March 31, 2011 and Profit &
Loss Account for the financial year ended on that
date together with Report of the Board of
Directors and Auditors' thereon				Management	For	For
2		To confirm payment of interim dividend and declare final dividend fortheyear2010-11		Management	For	For
3		To appoint a Director in place of Shri I.J. Kapoor, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri A.K. Sanwalka, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri Kanwal Nath, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Shri Adesh C. Jain, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7		To fix the remuneration of the Auditors		Management	For	For
8	Resolved that Shri Arup Roy Choudhury, who
was appointed as an Additional Director of the
Company by the President of India vide letter no.
8/4/2009-Th-I(CMD) dated 28.07.2010 w.e.f.
01.09.2010 till the date of last Annual General
Meeting and thereafter re-appointed as an
Additional Director w.e.f. 24.09.2010, under
Section 260 of the Companies Act, 1956, and
who holds office upto the date of the ensuing
Annual General Meeting and in respect of whom,
the Company has received a notice in writing
from a Member proposing his candidature for the
office of Director under Section 257 of the
Companies Act, 1956, be and is hereby
appointed as the Chairman & Managing Director
of the Company				Management	For	For
9	Resolved that Shri S.P. Singh, who was
appointed as an Additional Director of the
Company w.e.f. 16.10.2010, under Section 260
of the Companies Act, 1956, by the President of
India vide letter no. 8/3/2009-TH.I  DHR  dated
16.10.2010 and who holds office upto the date of
the ensuing Annual General Meeting and in				Management	For	For	None
respect of whom, the Company has received a
notice in writing from a Member proposing his
candidature for the office of Director under
Section 257 of the Companies Act, 1956, be and
is hereby appointed as the Director(Human
Resources) of the Company, liable to retire by
rotation
10	Resolved that Shri N.N. Misra, who was
appointed as an Additional Director of the
Company w.e.f. 19.10.2010, under Section 260
of the Companies Act, 1956, by the President of
India vide letter no. 8/5/2009-TH.I  DO  dated
19.10.2010 and who holds office upto the date of
the ensuing Annual General Meeting and in
respect of whom, the Company has received a
notice in writing from a Member proposing his
candidature for the office of Director under
Section 257 of the Companies Act, 1956, be and
is hereby appointed as the Director (Operations)
of the Company, liable to retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGS UTILITIES MAURITIUS	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	11,615	24-Aug-2011		06-Sep-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,047,412	24-Aug-2011		06-Sep-2011
BHARAT HEAVY ELECTRICALS LTD
Security		Y0882L117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Sep-2011
ISIN		INE257A01018		Agenda		703303507 - Management
Record Date				Holding Recon Date		16-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		08-Sep-2011
SEDOL(s)		6129523 - B1N31W1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at 31st March,
2011 and the Profit & Loss Account for the
financial year ended on that date together with
the Directors' Report and Auditors' Report
thereon				Management	For	For
2		To declare dividend for the year 2010-11		Management	For	For
3		To appoint a Director in place of Smt. Reva Nayyar, who retires by rotation and being eligible, offers herself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri Anil Sachdev, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri Atul Saraya, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To authorize the board to fix the remuneration of the Auditors for the year 2011-12		Management	For	For
7	Resolved that Shri Trimbakdas S. Zanwar, who
was appointed as an Additional Director pursuant
to Article 67(iv) of the Articles of Association of
the Company read with Section 260 of the
Companies Act, 1956 w.e.f. 12th November,
2010 to hold Office upto the date of this Annual
General Meeting and in respect of whom, the
Company has received a notice in writing from a
Member, pursuant to the provisions of Section
257 of the Companies Act, 1956, be and is
hereby appointed as a Director of the Company,
liable to retire by rotation				Management	For	For
8	Resolved that Shri S. Ravi, who was appointed
as an Additional Director pursuant to Article
67(iv) of the Articles of Association of the
Company read with Section 260 of the
Companies Act, 1956 w.e.f. 10th March, 2011 to
hold Office upto the date of this Annual General
Meeting and in respect of whom, the Company
has received a notice in writing from a Member,
pursuant to the provisions of Section 257 of the
Companies Act, 1956, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
9	Resolved that Shri Ambuj Sharma, who was
appointed as an Additional Director pursuant to
Article 67(iv) of the Articles of Association of the
Company read with Section 260 of the
Companies Act, 1956 w.e.f. 15th March, 2011 to
hold Office upto the date of this Annual General
Meeting and in respect of whom, the Company
has received a notice in writing from a Member,
pursuant to the provisions of Section 257 of the
Companies Act, 1956, be and is hereby
appointed as a Director of the Company				Management	For	For
10	Resolved that Shri M.K.Dube, who was
appointed as an Additional Director pursuant to
Article 67(iv) of the Articles of Association of the
Company read with Section 260 of the
Companies Act, 1956 w.e.f. 25th June, 2011 to
hold Office upto the date of this Annual General
Meeting and in respect of whom, the Company
has received a notice in writing from a Member,
pursuant to the provisions of Section 257 of the
Companies Act, 1956, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
11	Resolved that Shri P.K. Bajpai, who was
appointed as an Additional Director pursuant to
Article 67(iv) of the Articles of Association of the
Company read with Section 260 of the
Companies Act, 1956 w.e.f. 1st July, 2011 to hold
Office upto the date of this Annual General
Meeting and in respect of whom, the Company
has received a notice in writing from a Member,
pursuant to the provisions of Section 257 of the
Companies Act, 1956, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
12	Resolved that (i) "pursuant to the provisions of
Section 94 and other applicable provisions, if
any, of the Companies Act, 1956 (including any
statutory modification and reenactment thereof
for the time being in force), and in accordance
with the provisions of Article 32 of the Articles of
Association of the Company and subject to other
approvals, consents, permissions and sanctions,
as may be necessary, from any authority, the
existing equity shares of the Company of Face
value INR.10/- (Rupees Ten) each, be and are
hereby sub-divided into five (5) equity shares of
Face value INR.2/- (Rupees Two) each and
consequently the Authorised Capital of the
Company of INR.2000,00,00,000/-(Rupees Two
thousand crores) be divided into 1000,00,00,000
(One thousand crores) equity shares of INR.2/-
(Rupees Two) each, with effect from the CONTD				Management	For	For
CONT	CONTD 'Record date' to be determined by the
Board for this purpose. (ii)-pursuant to sub-
division of Equity shares of the company, the
paid up Equity-shares of face value of INR.10/-
each, as existing on the Record date shall-stand
sub-divided into five equity shares of INR.2/-each
fully paid up, with-effect from the 'Record date'.
(iii) the five new equity shares of INR.2/--each to
be allotted in lieu of one equity share of INR.10/-
each shall be-subject to the terms of
Memorandum & Articles of Association of the				Non-Voting			None
Company-and shall rank pari passu in all
respects with and carry the same rights as-
existing fully paid equity share of INR.10/-each of
the Company and shall be-entitled to participate
in full in any dividend(s) to be declared after the-
sub-divided equity shares are allotted. (iv)
existing share certificate(s) in-CONTD
CONT	CONTD relation to equity share capital held in
physical form be cancelled and-new share
certificate(s) be issued in respect of the equity
shares held by-the members of the company
consequent upon sub-division of equity shares
as-aforesaid and in case of shares held in
dematerialized form, the sub-divided-equity
shares be credited to the respective demat
accounts of the-beneficiaries in lieu of existing
shares held by them. (v) the Board of-Directors of
the Company ("the Board", which expression
shall include a duly-constituted Committee
thereof) be and is hereby authorized to do all
such-acts, deeds, matter and things, delegate all
or any of the powers vested in-the Board, to any
Director (s) or Officer (s) of the Company, give
such-direction as may be necessary, for giving
effect to the aforesaid-resolutions, in the CONTD				Non-Voting
CONT	CONTD best interest of the Company, including
but not limited to signing and-execution of
necessary forms, papers, writings, agreements
and documents,-including giving customary
representations and warranties, together with
such-indemnities as may be deemed necessary
and expedient in its discretion and-settling any
question, doubt or difficulties that may arise with
regard to or-in relation to the proposed
subdivision of shares				Non-Voting
13	Resolved that pursuant to Section 16 and other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modifications
and reenactment thereof for the time being in
force), existing Clause V of the Memorandum of
Association of the Company be and is hereby
altered by substituting it with the following: The
Authorised Share Capital of the Company is
INR.2000,00,00,000/- (Rupees Two thousand
crores) divided into 1000,00,00,000(One
thousand crores) equity shares of INR.2/-
(Rupees Two) each with the rights, privileges and
conditions attaching thereto as may be provided
by the Articles of Association of the Company, for
the time being, with power to increase and
reduce the Capital of the Company and to divide
the shares in the Capital for the time being into
several classes and to attach thereto CONTD				Management	For	For
CONT	CONTD respectively such preferential, deferred,
guaranteed, qualified or-special rights, privileges
and conditions as may be determined by or in-
accordance with the Articles of Association of the
Company and to vary,-modify, amalgamate or
abrogate any such rights, privileges or condition
in-such manner as may for the time being be
provided by the Articles of-Association of the
Company				Non-Voting
14	Resolved that pursuant to Section 31 and other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modifications
and reenactment thereof for the time being in
force), existing Article 4-A of the Articles of
Association be and is hereby altered by
substituting it with the following: "The Authorised
Share Capital of the Company is INR.
2000,00,00,000/- (Rupees Two thousand crores)
divided into 1000,00,00,000 (One thousand
crores) equity shares of INR.2/- (Rupees Two)
each"				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	1,101	25-Aug-2011		08-Sep-2011
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	5,062	25-Aug-2011		09-Sep-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	84,954	25-Aug-2011		08-Sep-2011
NMDC LTD
Security		Y62393114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Sep-2011
ISIN		INE584A01023		Agenda		703321694 - Management
Record Date				Holding Recon Date		16-Sep-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		08-Sep-2011
SEDOL(s)		6148119		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Profit & Loss Account for the financial year ended 31st March, 2011, the Balance Sheet as at that date and the Directors' and Auditors' Reports thereon		Management	For	For
2		To declare the Final Dividend as recommended by the Board		Management	For	For
3.i		To appoint Shri. Rana Som, as Chairman-cum- Managing Director, who retires by rotation and is eligible for re-appointment		Management	For	For
3.ii		To appoint Shri. N.K. Nanda, as Director (Technical), who retires by rotation and is eligible for re-appointment		Management	For	For
3.iii		To appoint Shri. S. Thiagarajan, as Director (Finance), who retires by rotation and is eligible for re-appointment		Management	For	For
3.iv		To appoint Shri. S. Machendranathan, as Director, who retires by rotation and is eligible for re-appointment		Management	For	For
3.v		To appoint Shri. U.P. Singh, as Director, who retires by rotation and is eligible for re- appointment		Management	For	For
3.vi		To appoint Shri. Y.K. Sharma, as Director, who retires by rotation and is eligible for re- appointment		Management	For	For
3.vii		To appoint Shri. Abdul Kalam, as Director, who retires by rotation and is eligible for re- appointment		Management	For	For
3viii		To appoint Shri. K. S. Raju, as Director, who retires by rotation and is eligible for re- appointment		Management	For	For
3.ix		To appoint Lt. Gen. (Retd.) Arvind Mahajan, as Director, who retires by rotation and is eligible for re-appointment		Management	For	For
4		It is proposed that the members may fix the remuneration of the Statutory Auditors of the Company for the year 2011-12, as may be deemed fit		Management	For	For
5		Resolved that Shri. G.B. Joshi be and is hereby appointed as Director (Personnel) of the Company on the existing terms of his appointment, who is liable to retire by rotation		Management	For	For
6		Resolved that Shri. R.N. Aga be and is hereby appointed as Director of the Company on the existing terms of his appointment, who is liable to retire by rotation		Management	For	For
7		Resolved that Mrs. Parminder Hira Mathur be and is hereby appointed as Director of the Company on the existing terms of her appointment, who is liable to retire by rotation		Management	For	For
8		Resolved that Shri. D. Rath be and is hereby appointed as Director of the Company on the existing terms of his appointment, who is liable to retire by rotation		Management	For	For
9		Resolved that Shri. S. Bose be and is hereby appointed as Director (Production) of the Company on the existing terms of his appointment, who is liable to retire by rotation		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	520,490	03-Sep-2011		06-Sep-2011
PHILIPPINE LONG DISTANCE TELEPHONE CO
Security		718252604		Meeting Type		Special
Ticker Symbol		PHI		Meeting Date		20-Sep-2011
ISIN		US7182526043		Agenda		933499938 - Management
Record Date		21-Jul-2011		Holding Recon Date		21-Jul-2011
City /	Country	/	United States	Vote Deadline Date		09-Sep-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01	APPROVAL OF AMENDMENTS TO THE
SEVENTH ARTICLE OF THE ARTICLES OF
INCORPORATION OF THE COMPANY
CONSISTING OF THE SUB-CLASSIFICATION
OF THE AUTHORIZED PREFERRED CAPITAL
STOCK, ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	974	23-Aug-2011		23-Aug-2011
SINOPHARM GROUP CO LTD
Security		Y8008N107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-Sep-2011
ISIN		CNE100000FN7		Agenda		703268981 - Management
Record Date		19-Aug-2011		Holding Recon Date		19-Aug-2011
City /	Country	SHANGHAI /	China	Vote Deadline Date		09-Sep-2011
SEDOL(s)		B3ZVDV0 - B4M8B73 - B5NVZ21		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110805/LTN20110805524.pdf		Non-Voting
1	To consider and, if thought fit, to approve the
appointment of Mr. Wei Yulin as an executive
director of the Company, and to authorize the
Chairman of the board of directors of the
Company to execute a service contract or such
other documents or supplemental agreements or
deeds on behalf of the Company				Management	For	For
2	To consider and, if thought fit, to approve the
appointment of Mr. She Lulin as a non-executive
director of the Company, and to authorize the
Chairman of the board of directors of the
Company or the executive director of the
Company to execute a service contract or such
other documents or supplemental agreements or
deeds on behalf of the Company				Management	For	For
3	To consider and, if thought fit, to approve the
appointment of Mr. Wang Qunbin as a non-
executive director of the Company, and to
authorize the Chairman of the board of directors
of the Company or the executive director of the
Company to execute a service contract or such
other documents or supplemental agreements or
deeds on behalf of the Company				Management	For	For
4	To consider and, if thought fit, to approve the
appointment of Mr. Deng Jindong as a non-
executive director of the Company, and to
authorize the Chairman of the board of directors
of the Company or the executive director of the
Company to execute a service contract or such
other documents or supplemental agreements or
deeds on behalf of the Company				Management	For	For
5	To consider and, if thought fit, to approve the
appointment of Mr. Fan Banghan as a non-
executive director of the Company, and to
authorize the Chairman of the board of directors
of the Company or the executive director of the
Company to execute a service contract or such
other documents or supplemental agreements or
deeds on behalf of the Company				Management	For	For
6	To consider and, if thought fit, to approve the
appointment of Mr. Liu Hailiang as a non-
executive director of the Company, and to
authorize the Chairman of the board of directors
of the Company or the executivedirector of the
Company to execute a service contract or such
other documents or supplemental agreements or
deeds on behalf of the Company				Management	For	For
7	To consider and, if thought fit, to approve the
appointment of Mr. Wang Fanghua as an
independent non-executive director of the
Company, and to authorize the Chairman of the
board of directors of the Company or the
executive director of the Company to execute a
service contract or such other documents or
supplemental agreements or deeds on behalf of
the Company				Management	For	For
8	To consider and, if thought fit, to approve the
appointment of Mr. Tao Wuping as an
independent nonexecutive director of the
Company, and to authorize the Chairman of the
board of directors of the Company or the
executive director of the Company to execute a
service contract or such other documents or
supplemental agreements or deeds on behalf of
the Company				Management	For	For
9	To consider and, if thought fit, to approve the
appointment of Mr. Xie Rong as an independent
nonexecutive director of the Company, and to
authorize the Chairman of the board of directors
of the Company or the executive director of the
Company to execute a service contract or such
other documents or supplemental agreements or
deeds on behalf of the Company				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	26,800	06-Aug-2011		12-Sep-2011
MISC BHD, KUALA LUMPUR
Security		Y6080H105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Sep-2011
ISIN		MYL3816OO005		Agenda		703303329 - Management
Record Date				Holding Recon Date		20-Sep-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		14-Sep-2011
SEDOL(s)		6557997 - 6558042 - B02GT53		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the Audited Financial Statements of the Company for the financial year ended 31 March 2011 and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare a final tax exempt dividend of 10 sen per ordinary share in respect of the financial year ended 31 March 2011		Management	For	For
3		To re-elect Datuk Manharlal Ratilal who retires in accordance with Article 95 of the Company's Articles of Association and being eligible, offer himself for re-election		Management	For	For
4		To re-elect Datuk Nasarudin bin Md Idris as a Director who retires pursuant to Article 97 of the Company's Articles of Association and who being eligible, has offered himself for re-election		Management	For	For
5		To re-elect Dato' Kalsom binti Abd. Rahman as a Director who retires pursuant to Article 97 of the Company's Articles of Association and who being eligible, has offered himself for re-election		Management	For	For
6		To re-elect Amir Hamzah bin Azizan as a Director who retires pursuant to Article 97 of the Company's Articles of Association and who being eligible, has offered himself for re-election		Management	For	For
7		To approve the payment of Directors' fees amounting to RM614,000 for the financial year ended 31 March 2011		Management	For	For
8	To re-appoint Messrs Ernst & Young as Auditors
of the Company to hold office from the conclusion
of this meeting until the conclusion of the next
Annual General Meeting and to authorise the
Directors to fix their remuneration				Management	For	For
9		Proposed authority to allot shares pursuant to section 132D of the Companies Act, 1965		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	8,200	24-Aug-2011		15-Sep-2011
BGR ENERGY SYSTEMS LTD
Security		Y08816103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Sep-2011
ISIN		INE661I01014		Agenda		703307327 - Management
Record Date				Holding Recon Date		20-Sep-2011
City /	Country	NELLORE /	India	Vote Deadline Date		08-Sep-2011
SEDOL(s)		B29NPH5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at March 31,
2011 and the Profit and Loss Account for the
year ended on that date and the Reports of the
Directors and the Auditors thereon				Management	For	For
2		To declare a dividend on Equity Shares		Management	For	For
3		To appoint a director in the place of Mr. M. Gopalakrishna, who retires by rotation and, being eligible for re-appointment, offers himself for re-appointment		Management	For	For
4		To appoint a director in the place of Mr. S.A. Bohra, who retires by rotation and, being eligible for re-appointment, offers himself for re- appointment		Management	For	For
5		To appoint Auditors of the company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration		Management	For	For
6	Resolved that Mr. Gnana Rajasekaran, in respect
of whom the Company has     received a notice in
writing   from a member proposing him as a
candidate for the office of a Director under
Section 257 of the Companies Act,1956, be and
is hereby appointed as a Director of  the
Company, and he is liable to retire by rotation				Management	For	For
7	Resolved that pursuant to the provisions of
Sections 198, 269, 309, 310 and other applicable
provisions of the Companies Act, 1956 and
subject to Schedule XIII of the said Act (including
any statutory modifications thereof, for the time
being in force) the Company hereby approves the
appointment of Mr. S. Rathinam as Director-
Finance of the Company for a period of 1 (One)
year with effect from February 7, 2011 on the
terms and conditions as set out below and that
the Board of Directors be and is hereby
authorized to alter and vary the terms and
conditions of the said appointment and
remuneration within the overall limits as
prescribed in Schedule XIII of the Companies
Act, 1956 and as may be amended from time to
time, as specified, The allowances and
reimbursements will include the following, subject
to the overall limit mentioned hereinabove : (i)
House rent allowance;(ii) Children education
allowance; CONTD				Management	For	For
CONT	CONTD (iii) Fuel reimbursement;(iv) Medical
reimbursement for self and family;-(v) Telephone
at       residence;(vi) Leave travel allowance;(vii)
Attire reim-bursement;(viii) Other permissible
allowances and reimbursements as per rules-of
the Company;        Minimum Remuneration:
During the term of the appointmen-t, where in
any        financial year, the Company has no
profits or the profi-ts are inadequate, the Director-
Finance shall be entitled to such remuneration-
not exceeding the     limits specified under
Section II of Part II of Schedul-e XIII of the
Companies Act, 1956 including any statutory
modificatio-ns thereof for the     time being in
force or such remuneration as may be appr-oved
by the Central CONTD				Non-Voting
CONT	CONTD Government. The remuneration and
perquisites as set out hereinabove-shall be
further subject to the overall maximum
remuneration payable to all-managerial
personnel of the Company in accordance with the
provisions of-Section 198 and 309 of the
Companies Act, 1956. Further resolved that the-
Board be and is hereby authorized to do all such
acts, deeds and execute all-such documents in
writing, as may be required and to delegate all or
any of-its powers herein conferred to any
Committee of Directors				Non-Voting
8	Resolved that pursuant to the applicable
provisions of Section 314(l)(b) and all other
applicable provisions, if any, of the Companies
Act, 1956, the consent of the General Meeting be
and is hereby accorded to the appointment of Mr.
Arjun Govind Raghupathy as 'Engineer-Trainee'
at a monthly remuneration of INR 23,000/-per
month plus applicable bonus and benefits as per
the rules of the Company, effective from June 20,
2011 and the payment of such remuneration is
hereby approved and the Board of Directors be
and is hereby authorized to approve his
appointment to such post at such remuneration
as are commensurate with his qualification,
experience and performance as may be
determined by the Board from time to time;
provided however that the remuneration so
payable to Mr. Arjun Govind Raghupathy shall
not exceed INR 2,50,000/-CONTD				Management	For	For
CONT		CONTD per month except with prior approval of the Central Government under-Section 314 (1B) of the Companies Act, 1956		Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 7. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	25,022	30-Aug-2011		20-Sep-2011
STEEL AUTH INDIA LTD
Security		Y8166R114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Sep-2011
ISIN		INE114A01011		Agenda		703308292 - Management
Record Date				Holding Recon Date		20-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		08-Sep-2011
SEDOL(s)		6121499 - B05P861		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited Profit & Loss Account for the year ended 31st March, 2011, the Balance Sheet as at that date and Directors' and Auditors' Reports thereon		Management	For	For
2		To appoint a Director in place of Prof. Deepak Nayyar, who retires by rotation and is eligible for re-appointment		Management	For	For
3		To appoint a Director in place of Shri A.K. Goswami, who retires by rotation and is eligible for re-appointment		Management	For	For
4		To fix the remuneration of the Auditors of the company appointed by the Comptroller & Auditor General of India for the year 2011-2012		Management	For	For
5		To declare dividend for the financial year 2010- 2011		Management	For	For
6	Resolved that Shri Shuman Mukherjee, who was
appointed as an Additional Director of the
Company by the Board of Directors under
Section 260 of the Companies Act, 1956, and
who holds office upto the date of this Annual
General Meeting and in respect of whom the
Company has received a notice in writing
proposing his candidature for the office of
Director under Section 257 of the Companies
Act, 1956, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation				Management	For	For
7	Resolved that Shri P.K. Sengupta, who was
appointed as an Additional Director of the
Company by the Board of Directors under
Section 260 of the Companies Act, 1956, and
who holds office upto the date of this Annual
General Meeting and in respect of whom the
Company has received a notice in writing
proposing his candidature for the office of
Director under Section 257 of the Companies
Act, 1956, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation				Management	For	For
8	Resolved that Shri P.C. Jha, who was appointed
as an Additional Director of the Company by the
Board of Directors under Section 260 of the
Companies Act, 1956, and who holds office upto
the date of this Annual General Meeting and in
respect of whom the Company has received a
notice in writing proposing his candidature for the
office of Director under Section 257 of the
Companies Act, 1956, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
9	Resolved that Amendment of Articles of
Association of the Company amending definition
clause for including the position of Chairman and
Managing Director in the definition of Chairman
and also those clauses containing provision of
Managing Directors in the Articles of Association
of the Company by removing the words
Managing Directors, be and is hereby approved				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGS BASIC MATERIALS MAURITIUS	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	4,040	31-Aug-2011		08-Sep-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	799,615	31-Aug-2011		20-Sep-2011
MERCATOR LINES LTD
Security		Y60061127		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Sep-2011
ISIN		INE934B01028		Agenda		703310867 - Management
Record Date				Holding Recon Date		20-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		14-Sep-2011
SEDOL(s)		B05H3T5 - B131QQ4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at March 31, 2011, the Audited
Profit and Loss Account for the year ended on
that date, together with the Reports of the Board
of Directors and Auditors thereon				Management	For	For
2		To appoint a Director in place of Mr. K. R. Bharat who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To approve not to fill up vacancy caused by the retirement of Mr. Anil Khanna, who retires by rotation and does not seek re-appointment		Management	For	For
4		To appoint Auditors to hold the office from the conclusion of this meeting, until the conclusion of the next Annual General Meeting and to fix their remuneration		Management	For	For
5	Resolved that Mr. M. M. Agrawal, who was
appointed as an Additional Director of the
Company on August 12, 2011 by the Board of
Directors and who holds the office upto the date
of this Annual General Meeting under Section
260 of the Companies Act, 1956; and in respect
of whom the Company has received a notice in
writing pursuant to the provisions of Section 257
of the Companies Act, 1956, from a member of
the Company proposing his candidature for the
office of Director, be and is hereby appointed as
a Director of the Company liable to retire by
rotation				Management	For	For
6	Resolved that in accordance with and subject to
the provisions of Section 81(1A) and all other
applicable provisions, if any, of the Companies
Act, 1956, Foreign Exchange Management Act,
1999 (including any statutory modification(s) or
re-enactment thereof for the time being in force),
Issue of Foreign Currency Convertible Bonds and
Ordinary Shares (through Depository Receipt
Mechanism) Scheme, 1993 and pursuance of the
provisions of Securities and Exchange Board of
India (Issue of Capital and Disclosure
Requirements) Regulations, 2009 (including the
Regulations for Qualified Institutions Placement
(QIP), i.e. Chapter VIII thereof ("SEBI QIP
Regulations")) and all other applicable Rules,
Regulations, Notifications, Circulars, and
Guidelines if any, of the Securities and Exchange
Board of India (SEBI), the Reserve Bank of
CONTD				Management	For	For
CONT	CONTD India (RBI), the Stock Exchanges where
the securities of the Company-are listed
(including provisions of the listing agreement with
them), and-other concerned and relevant
authorities, and other applicable laws, if any,-in
India/Overseas and the relevant provisions of the
Memorandum and Articles-of Association of the
Company; and subject to such approvals,
consents,-permissions, or sanctions of the
Government of India (GOI), RBI, SEBI and any-
other Domestic/Overseas appropriate authorities,
institutions or bodies as-may be necessary and
subject to such terms, conditions, stipulations,-
alterations, amendments, modifications or
variations as may be prescribed by-any of them
in granting any such approvals, consents,
permissions, or-sanctions and which may be
agreed to by the Board of Directors (hereinafter-
referred to CONTD				Non-Voting
CONT	CONTD as the "Board", which term shall be
deemed to include any Committee of-Directors
for the time being authorised by the Board of
Directors to exercise-the powers conferred on the
Board by this resolution), consent of the
Company-be and is hereby accorded to the
Board to create, offer, issue and allot on-behalf of
the Company, in one or more tranches (including
with provision for-reservation on firm and/or
competitive basis) of public or private offerings-in
international/ domestic markets, to
Domestic/Foreign Investors/-Institutional
Investors/Foreign Institutional Investors,
Qualified-Institutional Buyers, Members,
Employees, Non-Resident Indians, Companies
or-Bodies Corporate whether incorporated in
India or abroad, Trusts, Mutual-Funds, Banks,
Financial Institutions, Insurance Companies,
Pension Funds,-Individuals CONTD				Non-Voting
CONT	CONTD or otherwise, whether shareholders of
the Company or not, through a-Public Issue,
Rights Issue, Private Placement, Preferential
Issue, or any-other form of permitted issue, with
or without an over-allotment option or-Green
Shoe Option, in the equity shares and/or equity
shares through Global-Depository Receipts
("GDRs") and/or American Depository Receipts
("ADRs")-and/ or any other Depository Receipts,
and/or Foreign Currency Convertible-Bonds
("FCCBs") and/or any securities convertible into
equity shares at the-option of the Company
and/or holder(s) of the securities and/or
securities-linked to equity shares and/or
securities with warrants carrying right to-
subscribe to equity shares, including any
instruments or securities-representing either
equity shares and/or Foreign Currency
Convertible Bonds-or Convertible CONTD				Non-Voting
CONT	CONTD Securities or securities linked to equity
shares or securities with-equity shares/fully
convertible debentures/ partly convertible/non-
convertible debentures or any securities other
than warrants, which are-convertible or
exchangeable with equity shares at a later date,
or are-attached with any other instrument				Non-Voting			None
carrying an option to subscribe to equity-shares
of the Company; to Qualified Institutional Buyers
("QIBs") under-Chapter VIII of the Securities and
Exchange Board of India (Issue of Capital-and
Disclosure Requirements) Regulations, 2009, or
a combination of the-foregoing (hereinafter
collectively referred to as "Securities") whether-
secured by way of creating charge on the assets
of the Company or unsecured,-and whether fully
paid or partly paid at any point of time as may be-
permissible; up to an aggregate CONTD
CONT	CONTD amount not exceeding USD 50 mn
(United State Dollars Fifty mn Only), or-the sum
equivalent thereof in Indian Rupees (inclusive of
such premium as may-be determined) and such
offer, issue and allotment to be made at such
time or-times, in such currency, at such price or
prices, at discount or premium to-market price
(subject to applicable restrictions on minimum
offering/-conversion price for equity shares or
securities of the Company), in such-form and
manner and on such other terms and conditions,
as may be decided and-deemed appropriate by
the Board at the time of such offer, issue and-
allotment. Resolved further that in case of
allotment of Securities by way of-QIP as per the
provisions of Chapter VIII of the Securities and
Exchange-Board of India (Issue of Capital and
Disclosure Requirements) Regulations,-2009:
CONTD				Non-Voting
CONT	CONTD (i) The issue of securities/equity shares
is made at such price being-not less than the
price determined in accordance with the pricing
formula of-the aforementioned SEBI QIP
Regulations. (ii) the number and/or conversion-
price in relation to equity shares that may be
issued and allotted directly-or on conversion of
Securities that may be issued pursuant to this
resolution-including by way of a QIP in
accordance with the SEBI QIP Regulations as-
mentioned above shall be appropriately adjusted
for corporate actions such as-bonus issue, rights
issue, split and consolidation of share capital,
merger,-demerger, transfer of undertaking, sale
of division or any such capital or-corporate
restructuring; (iii) The securities/Shares allotted
shall not be-eligible to be sold for a period of one
year from the date of allotment,-CONTD				Non-Voting
CONT	CONTD except on a recognised Stock Exchange,
or except as may be permitted-from time to time
by the SEBI QIP Regulations; (iv) the total
amount raised-in such manner should not,
together with the over-allotment option exceed-
five times the net worth of the Company as per
the audited balance sheet of-the previous
financial year; (v) the relevant date for the
determination of-applicable price for the issue of
the Securities means the date of the-meeting in
which the Board of the Company or a duly
authorised Committee of-Directors decides to				Non-Voting			None
open the proposed issue; (vi) the Company shall
ensure-that the Securities are fully paid up and
that the issue of Securities is-made within 12
(twelve) months from the approval of this
resolution by the-members of the Company, or
such other time as may be allowed under the
SEBI-QIP CONTD
CONT	CONTD Regulations from time to time, or by
SEBI/Stock Exchanges(s) or any-other
appropriate Authorities. Resolved further that the
Company and/or any-entity, agency or body
authorised and/or appointed by the Company,
may issue-depository receipts representing the
underlying Securities issued by the-Company in
negotiable registered or bearer form with such
features and-attributes as are prevalent in
international capital markets for instruments-of
this nature and to provide for the tradability and
free transferability-thereof as per international
practices and regulations (including listing on-one
or more stock exchange(s) inside or outside
India) and under the forms-and practices
prevalent in the international/ Domestic market.
Resolved-further that the Company through its
Board or any of its Committee and/or any-agency
CONTD				Non-Voting
CONT	CONTD or body authorised by the Company
(through its Board/ Committee), may-issue
receipts/certificates or other requisite documents
representing the-underlying Securities issued/to
be issued by the Company with such features-
and attributes as are prevalent in
Indian/international capital markets, for-
instruments of this nature and provide for the
tradability or free-transferability thereof as per
laws, rules, regulations and Regulations under-
the forms and practices prevalent in the
Domestic/international Capital-markets. Resolved
further that the Board be and is hereby
authorised to-create, issue and allot, from time to
time, such number of Equity-Shares/Securities at
such price (including premium) that may be
decided by-the Board in its absolute discretion,
as may be necessary in accordance with-the
terms of the CONTD				Non-Voting
CONT	CONTD offering of any of the aforesaid
Securities, including additional-Equity Shares or
Securities, to retain oversubscription upto such
percentage-(as may be permitted by the
appropriate authorities or under applicable-rules,
regulations and guidelines), all such
Shares/Securities to rank-pari-passu in all
respects, with the then existing respective fully
paid-up-Shares/Securities or proportionately paid
up Shares/Securities, as the case-may be, of the
Company but shall be subject to such lock-in
requirements as-may be prescribed by
appropriate authorities under applicable laws, if
any.-Resolved further that for the purpose of
giving effect to any offer, issue or-allotment of
Securities or Instruments or Equity Shares or
Securities-representing the same, the Board be
and is hereby authorised on behalf of the-
Company to CONTD				Non-Voting
CONT	CONTD do all such acts, deeds, matters and
things as it may in its absolute-discretion deem
necessary or desirable for such purpose,
including but-without limitation, determining the
type, form and manner of the issue/-securities,
the class of eligible investors to whom the
securities are to be-offered, issued and allotted in
each tranche, issue price, face value,-premium
amount on issue/conversion of
Securities/exercise of-warrants/redemption of
securities, rate of interest, amount to be called
on-application, allotment, or on subsequent calls,
conversion or redemption-period, appointment of
Managers, Lead Managers, Merchant Bankers,
Guarantors,-Financial and/or Legal Advisors,
Consultants, Depositories, Custodians,-
Registrars, Trustees, Bankers, and all other
agencies or intermediaries,-whether in India or
abroad, and CONTD				Non-Voting
CONT	CONTD to remunerate them by way of
commission, brokerage, fees or the like,-entering
into or execution of all such
agreements/arrangements/Memorandum of-
Understandings/documents with any authorities/
agencies, listing of the-Shares/Securities
(including the resultant Equity Shares to be
issued as per-the terms of issue of the said
Securities) on any Indian and/or Foreign Stock-
Exchange(s), as the Board may in its absolute
discretion deem fit. Resolved-further that the
Board be and is hereby authorised to issue and
allot such-number of Shares/Securities as may
be required, including issue and allotment-of
equity shares upon conversion of any securities
referred to above or as-may be necessary in
accordance with the terms of the offer, all such
equity-shares ranking pari passu and inter-se
with the then existing equity CONTD				Non-Voting
CONT	CONTD shares of the Company in all respects.
Resolved further that in the-event of issue of
Securities by way of FCCBs, GDRs and/or ADRs,
and/or other-Depository Receipts or in any form,
in international market, the relevant-date on the
basis of which price of the resultant shares shall
be determined-as specified under applicable law,
shall be the date of the meeting in which-the
Board decides to open the proposed issue of
Securities. Resolved further-that the Board be
and is hereby authorised to settle all questions,-
difficulties, doubts or problems that may arise in
regard to the offer,-issue, or allotment of
Securities (including resultant equity shares) and-
utilisation of the issue proceeds, fully or partly
cancel the issue or amend-any terms of it
(subject to necessary statutory approvals) as it
may in its-absolute CONTD				Non-Voting
CONT	CONTD discretion deem fit, without being
required to seek any further consent-or approval
of the members or otherwise, with the intent that
the member-shall be deemed to have given their
approval thereto expressly by the-authority of this
resolution. Resolved further that such of these
Securities-as are not subscribed, may be
disposed off by the Board in its absolute-				Non-Voting			None
discretion in such a manner, as the Board may
deem fit and as permissible by-law. Resolved
further that to give effect to the aforesaid
resolution, the-Board be and is hereby authorised
to delegate all or any of the powers herein-
conferred to any committee of Directors or
Managing Directors or any-Director(s) or other
officer of the Company, or to any intermediary or
agent,-or advisor of the Company, or to such
other person(s) as the Board may think-fit and
CONTD
CONT		CONTD necessary at its absolute discretion		Non-Voting
7	Resolved that pursuant to Section 21 and other
applicable provisions of the Companies Act, 1956
and subject to approval of the Central
Government, the name of the company be
changed from its existing name i.e. "Mercator
Lines Limited" to "Mercator Limited" or any other
name that may be allowed by Registrar of
Companies, Maharashtra, Mumbai/ Ministry of
Corporate Affairs and accordingly, the name
"Mercator Lines Limited" wherever it appears in
the Memorandum of Association, Articles of
Association, and other records of the Company,
be substituted by the new name of the Company,
i.e. "Mercator Limited" or any such name that
may be allowed by the Registrar of Companies
Maharashtra, Mumbai/Ministry of Corporate
Affairs. Resolved further that Board of Directors
of the Company or any one of them be and is
hereby authorised to CONTD				Management	For	For
CONT	CONTD take all necessary steps to implement
the above resolution and to do-all such acts,
deeds, matters and things that are required to be
done in this-regard; and to accept such terms
and conditions as may be prescribed by any-
appropriate authority while approving the
proposed change of name of the-Company				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	305,372	02-Sep-2011		20-Sep-2011
HINDALCO INDUSTRIES LTD
Security		Y3196V185		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Sep-2011
ISIN		INE038A01020		Agenda		703307290 - Management
Record Date				Holding Recon Date		21-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		15-Sep-2011
SEDOL(s)		B0GWF48 - B19HVN8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2011 and Profit and Loss Account for the year ended on that date, the Report of the Directors and the Auditors thereon		Management	For	For
2		To declare and sanction the payment of Dividend on Equity Shares of the Company for the financial year 2010-2011		Management	For	For
3		To appoint a Director in place of Mr. Madhukar Manilal Bhagat, who retires from office by rotation and being eligible, offers himself for re- appointment		Management	For	For
4		To appoint a Director in place of Mr. Chaitan Manbhai Maniar, who retires from office by rotation and being eligible, offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Mr. Sangram Singh Kothari, who retires from office by rotation and being eligible, offers himself for reappointment		Management	For	For
6	Resolved that pursuant to the provisions of
Section 224 and other applicable provisions, if
any, of the Companies Act, 1956, Messrs Singhi
& Co. (Registration No. 302049E), Chartered
Accountants, Kolkata, the retiring Auditors, be
and is hereby re-appointed as the Auditors of the
Company to hold office from the conclusion of
this Meeting until the conclusion of the next
Annual General Meeting of the Company and
that the Board of Directors of the Company be
and is hereby authorized to fix their remuneration
for the said period and reimbursement of actual
out of pocket expenses, as may be incurred in
performance of their duties				Management	For	For
7	Resolved that pursuant to the relevant provisions
of the Articles and the Act including, interalia,
Section 257 and 260, Mr. Ram Charan be and is
hereby elected and appointed as a Director of the
Company, liable to retire by rotation				Management	For	For
8	Resolved that pursuant to the provisions of
Sections 198, 309 (4) and other applicable
provisions, if any, of the Companies Act, 1956
(hereinafter referred to as the "Act"), consent of
the Company be and is hereby accorded to the
payment of, in addition to sitting fees for
attending the meetings of the Board and/or
Committees thereof and reimbursement of
expenses, in accordance with the relevant				Management	For	For	None
provisions of the Articles of Association of the
Company, to the Directors of the Company other
than the Managing Director and Executive
Director(s), commission at a rate not exceeding
one percent of net profits of the Company in each
year calculated in accordance with relevant
provisions of the Act, without any monetary limit,
but subject to such ceiling if any, per annum, as
the Board may from time to time fix in that behalf
CONTD
CONT		CONTD and the same to be divided amongst them in such manner as the Board-may, from time to time, determine, for a period of five years commencing from-financial year 2011-2012		Non-Voting
9	Resolved that pursuant to Section 31 and other
applicable provisions, if any, of the Companies
Act, 1956 (hereinafter referred to as the "Act")
including any statutory modification(s) or re-
enactment(s) thereof, the Articles of Association
of the Company (hereinafter referred to as the
"Articles"), be and are hereby amended in the
following manner: 1. In the Interpretation Clause
at the end of the existing interpretation of
"Dividend" in Article 2, the following shall be
inserted: "Financing Documents shall mean the
agreements, as amended or restated from time to
time, entered into inter alia, by the Company with
the lenders and/or the security trustee and/or the
facility agent for obtaining financial assistance
and loan facilities for the development, design,
procurement, ownership, construction,
commissioning, CONTD				Management	For	For
CONT	CONTD operation and maintenance of an
aluminium smelter-power plant complex-at
Bargawan, District-Singrauli, Madhya Pradesh
comprising of inter alia-359,000 tonne per annum
of Aluminium Smelter having 360 (three hundred
and-sixty) pots." 2. After the existing Article 78 of
the Articles, the following-new Article 78A shall
be inserted: Notwithstanding anything contained
in-these Articles, the Company and its
shareholders/ members: (a) Will cause the-
Company to comply with the provisions of the
Financing Documents; and (b)-Shall not take any
action that: (i) is inconsistent with, or
contravenes, the-provisions of the Financing
Documents; or (ii) shall prejudice the rights of-the
lenders under the Financing Documents. Any
action taken by the Company-and/or its
members/shareholders that is inconsistent with,
or contravenes,-CONTD				Non-Voting
CONT		CONTD the provisions of the Financing Documents, shall be void ab initio." 3.-The existing Article 127, be and is hereby Deleted		Non-Voting
10	Resolved that supplemental to the Resolution
passed at the Forty-Sixth Annual General
Meeting of the Company held on 12th July, 2005
and pursuant to Section 293(1)(d) of the
Companies Act, 1956 (hereinafter referred to as
the "Act") and all other enabling provisions, if any,
of the Act and Article 73 & 74 of the Articles of
Association of the Company (hereinafter referred
to as the "Articles") consent of the Company be
and is hereby granted to the Board of Directors of				Management	For	For	None
the Company, to borrow for and on behalf of the
Company, from time to time as they may
consider fit, any sum or sums of money, in any
manner and without prejudice to the generality
thereof, by way of loans, advances, credits,
acceptance of deposits or otherwise in Indian
Rupees or any other foreign currency, from any
bank(s) or financial institution(s), CONTD
CONT	CONTD other person or persons and whether the
same be unsecured or secured,-and if secured,
whether by way of mortgage, charge,
hypothecation, pledge or-otherwise in any way
whatsoever, on, or in respect of all or any of the-
Company's assets and properties including
uncalled capital, stock in trade-(including raw
materials, stores, spares and components in
stock or in-transit) notwithstanding that the
monies so borrowed together with the-monies,
already borrowed if any by the Company (apart
from temporary loans-and credits obtained from
the Company's bankers in the ordinary course of-
business) may exceed the aggregate of the
Company's Paid Up Capital and Free-Reserves
i.e. reserves not set apart for any specific
purpose, provided that-the total amount so
borrowed by the Directors and outstanding at any
time-shall not CONTD				Non-Voting
CONT		CONTD exceed Rs. 20,000 Crores (Rupees Twenty Thousand Crores Only) over and-above the aggregate of the Paid Up Capital and Free Reserves		Non-Voting
11	Resolved that in partial modification of the
relevant resolutions passed at the Fiftieth Annual
General Meeting held on 18th September, 2009
and pursuant to the provisions of Sections 198,
309, 310, Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
(hereinafter referred to as the "Act"), including
any statutory modification(s) or re-enactment(s)
thereof, consent of the Company be and is
hereby accorded: 1. To the revision of the Basic
Salary from Rs. 50,00,000 (Rupees Fifty Lacs) to
Rs. 58,00,000 (Rupees Fifty Eight Lacs) per
month; 2. To the revision of the Special
Allowance from Rs. 45,00,000 (Rupees Forty
Five Lacs) to Rs. 55,00,000 (Rupees Fifty Five
Lacs) per month; 3. To the revision of the Annual
Performance Bonus linked to achievement of
targets from Rs. 5,50,00,000 ( Rupees Five
CONTD				Management	For	For
CONT	CONTD Crores Fifty Lacs ) to Rs. 10,00,00,000
(Rupees Ten Crores) per annum;-4. To the Long
Term Incentive Compensation (LTIC) as per the
scheme-applicable to Senior Executives of the
Company and/or its Subsidiaries and/or-any
other Incentive applicable to Senior Executives of
the Aditya Birla-Group; as may be decided by the
Board of Directors of the Company from time-to
time for the remainder of tenure of Mr. D.
Bhattacharya i.e. upto 1st-October, 2013 subject
to the limit prescribed in Part II of the Schedule				Non-Voting			None
XIII-to the Act and subject to the consequential
variation or increase in the-remuneration due to
revision in the terms of his remuneration as
aforesaid,-the other terms and conditions of his
appointment remaining the same, as-approved at
the Annual General Meeting of the Company held
on 18th September-2009. CONTD
CONT	CONTD 5. That although considering the
provisions of Section 314(1) of the-said Act, Mr.
D. Bhattacharya would not be holding any office
or place of-profit by his being a mere director of
the Company's subsidiaries, approval-be and is
hereby granted to Mr. D. Bhattacharya to accept
sitting-fees/directors' fee for attending the
meetings of the Board of Directors or-committees
of such subsidiary companies, wherever he is
member and any such-payment made to him is
ratified				Non-Voting
12	Resolved that in partial modification of the
Resolution passed by Postal Ballot dated 23rd
January, 2007 approving the proposal for
introduction of an Employee Stock Option
Scheme-2006 (ESOS-2006), the total/maximum
number of equity shares of Re. 1/-each to be
allotted on exercise of rights attached to the
options granted under the ESOS-2006 framed by
the Company under the authority vested in terms
of the aforesaid resolution be enhanced and
amended wherever they occur in the aforesaid
resolution and the ESOS-2006 from 34,75,000 to
64,75,000, provided all other terms and
conditions governing the ESOS-2006 shall
remain unchanged, in accordance with the
provisions of the ESOS-2006 and Securities and
Exchange Board of India (Employee Stock
Option Scheme and Employee Stock Purchase
Scheme) Guidelines, 1999 (SEBI Stock Option
CONTD				Management	For	For
CONT	CONTD Guidelines). Resolved further that
pursuant to the provisions of-Section 81 and
other applicable provisions, if any, of the
Companies Act,-1956 (hereinafter referred to as
the "Act") read along with the provisions-
contained in the SEBI Stock Option Guidelines
(including any statutory-modification(s) or re-
enactment(s) thereof, the Articles of Association
of-the Company and Regulations/Guidelines
prescribed by any other relevant-authority from
time to time to the extent applicable and subject
to such-other approvals, permissions and
sanctions as maybe necessary and subject to-
such conditions and modifications as may be
considered necessary by the Board-of Directors
of the Company (hereinafter referred to as the
"Board" which-term shall be deemed to include
any Committee constituted or to be-constituted
by the Board CONTD				Non-Voting
CONT	CONTD including the Compensation Committee),
or as may be prescribed or-imposed while
granting such approvals, permissions and
sanctions, which may-be agreed to by the Board
in its sole discretion, the consent of the
Company-be and is hereby accorded to the
Board to create, offer, issue and allot at-any time,				Non-Voting			None
to or for the benefit of such person(s) who are in
the permanent-employment of the Company in
the management cadre, whether working in India-
or out of India including any Whole-
time/Executive Director(s) and also in-such
permanent employment of the subsidiary
company(ies) in the management-cadre, whether
working in India or out of India including any-
Whole-time/Executive Director(s) as may be
decided solely by the Board under-the ESOS-
2006, such number of equity shares and/or equity
linked instruments-including CONTD
CONT	CONTD Employees Stock Option (hereinafter
referred to as Options) and/ or any-other
instruments or securities (hereinafter collectively
referred to as-"Securities") of the Company which
could give rise to the issue of equity-shares not
exceeding 64,75,000 equity shares of Re.1/-each
of the Company, at-such price, in such manner,
during such period, in one or more tranches and-
on such terms and conditions as the Board may
decide in accordance with the-Regulations or
other provisions of law as may be prevailing at
the relevant-time. Further resolved that the new
equity shares to be issued and allotted-in the
manner aforesaid, shall rank pari passu in all
respects with the then-existing equity shares of
the Company (including payment of dividend).-
Resolved further that for the purpose of creating,
offering, issuing, CONTD				Non-Voting
CONT	CONTD allotting and listing of Securities, the
Board be and is hereby-authorized on behalf of
the Company to do all such acts, deeds, matters
and-things as it may in its absolute discretion,
deem necessary, usual, proper or-desirable for
such purpose and with liberty to the Board on
behalf of the-Company to settle any question,
difficulty or doubt whatsoever, as may arise-with
regard to the creation, offering, issuing and
allotment of shares-without requiring the Board to
secure any further consent or approval of the-
members of the Company. Further resolved that
the Board be and is hereby-authorized to
delegate all or any of its powers to any
Committee of Directors-of the Company to give
effect to the aforesaid Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGS BASIC MATERIALS MAURITIUS	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	5,838	30-Aug-2011		09-Sep-2011
THE SHIPPING CORPORATION OF INDIA LTD
Security		Y7757H113		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Sep-2011
ISIN		INE109A01011		Agenda		703307365 - Management
Record Date				Holding Recon Date		21-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		15-Sep-2011
SEDOL(s)		6101242 - B3BJVG9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Balance Sheet as at 31st March, 2011, Profit & Loss Account for the year ended on that date and Reports of Auditors and Directors thereon		Management	For	For
2		To declare dividend		Management	For	For
3		To appoint a Director in place of Shri B.K. Mandal who retires at this meeting and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri J.N. Das who retires at this meeting and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri Nasser Munjee who retires at this meeting and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Shri S.C. Tripathi who retires at this meeting and being eligible, offers himself for re-appointment		Management	For	For
7		To fix remuneration of auditors		Management	For	For
8	To appoint a Director in place of Shri Arun Kumar
Gupta who under Article 125 of the Articles of
Association of the Company and Section 260 of
the Companies Act, 1956 holds office only upto
the date of this Annual General Meeting and from
whom the Company has received a notice in
writing signifying his candidature to the office of
Director and who is eligible for appointment				Management	For	For
9	To appoint a Director in place of Capt. Sunil
Thapar who under Article 125 of the Articles of
Association of the Company and Section 260 of
the Companies Act, 1956 holds office only upto
the date of this Annual General Meeting and from
whom the Company has received a notice in
writing signifying his candidature to the office of
Director and who is eligible for appointment				Management	For	For
10	To appoint a Director in place of Shri S. K.
Roongta who under Article 125 of the Articles of
Association of the Company and Section 260 of
the Companies Act, 1956 holds office only upto
the date of this Annual General Meeting and
being eligible for appointment, the Company has
received a notice in writing from a shareholder
signifying his intention to propose appointment of
Shri. S. K. Roongta as Director of the Company				Management	For	For
11	Resolved that pursuant to section 31 of the
Companies Act, 1956, and all other applicable
provisions, if any, (including any statutory
modification or re-enactment thereof for the time
being in force and as may be enacted from time
to time), the Articles of Association of the
company be altered in the following manner:
"Resolved that a new Article 4A be inserted in the
Articles of Association after Article 4 as detailed
below: "4A. The Company in General meeting
upon the recommendation of the Board may
consider offering shares of the Company to its
employees including whole-time functional
directors under Employees Stock Option Plan
directly or through a Committee, appointed by the
Board. The allotment of such shares under this
plan shall be in terms of the extant provisions in
the Companies Act, 1956, Rules, Regulation
CONTD				Management	For	For
CONT		CONTD and Guidelines of all the applicable Statutes, from time to time."		Non-Voting
12	Resolved that pursuant to the provisions of
Section 81(1A) and all other applicable
provisions, if any, of the Companies Act, 1956
("the Act") (including any statutory modification or
re-enactment thereof for the time being in force
and as may be enacted from time to time), and in
accordance with the provisions of the
Memorandum and Articles of Association of the
Company, provisions of the Securities and
Exchange Board of India (Employees Stock
Option Scheme and Employees Stock Purchase
Scheme) Guidelines,1999 ("the ESOP
Guidelines") {including any statutory
modification(s) or re-enactment of the Act or the
ESOP Guidelines for the time being in force}, the
Listing Agreement entered into with the Stock
Exchanges where the shares of the Company are
listed or any amendment thereof from time to
time, to the extent applicable CONTD				Management	For	For
CONT	CONTD and subject to such other approvals,
permissions and sanctions as may-be necessary
and subject to such conditions and modifications
which may be-prescribed or imposed while
granting such approvals, permissions and-
sanctions, which may be agreed to by the Board
of Directors of the Company-(hereinafter referred
to as "the Board" which term shall be deemed to
include-any Committee including Remuneration
Committee to exercise its powers-including the
powers, conferred by this resolution), the Board
be and is-hereby authorized to create, offer,
issue and allot at any time to or to the-benefit of
such person(s) who are in employment of the
Company and its-subsidiaries, including Directors
of the Company, whether working in India or-
abroad or otherwise, except the Promoter
Directors, under the SCI Employee-Stock Option
CONTD				Non-Voting
CONT	CONTD Scheme (hereinafter referred to as the
"SCI ESOP Scheme"), such number-of equity
shares as on the date of grant of option(s) at
such price, in one-or more tranches and on such
terms and conditions as may be fixed or-
determined by the Board / Committee from time
to time. Further resolved that-such shares may
be granted / allotted to such employees including
functional-/ executive directors of the Company in
accordance with the SCI ESOP Scheme-to be
framed directly or through a Trust which may be
set up by the Board /-Committee of Directors of
the Company in any permissible manner.
Further-resolved that the issue of such shares to
any non-resident employee(s) shall-be subject to
such approvals, permissions or consents as may
be necessary-from Reserve Bank of India or any
other relevant authority in this regard.-CONTD				Non-Voting
CONT	CONTD Further resolved that such shares to be
issued and allotted by the-Company in the
manner aforesaid shall rank pari-passu in all
respects with-the existing equity shares of the
Company. Further resolved that the Company-
shall conform to the accounting policies
prescribed from time to time under-the ESOP
Guidelines. Further resolved that the Board be
and is hereby-authorized to take necessary steps
for listing of such shares, allotted upon-exercise
under ESOP Scheme Scheme with the Stock
Exchanges where the-Company's shares are
listed as per the terms and conditions of the
Listing-Agreement entered into with the Stock
Exchanges and other applicable-guidelines, rules
and regulations or any amendments thereof from
time to-time. Further resolved that for the
purpose of giving effect to any creation,-offer,
issue or CONTD				Non-Voting
CONT	CONTD allotment or listing of such shares under
SCI ESOP Scheme either-directly or through
trust, the Board / Committee be and is hereby
authorized-on behalf of the Company to evolve,
decide upon and bring into effect and-make any
modifications, changes, variations, alterations or
revisions in the-SCI ESOP Scheme, or to
suspend, withdraw or revive the SCI ESOP
Scheme from-time to time as per the discretion of
the Board / Committee and to do all-such acts,
deeds, matters and things as it may in its
absolute discretion-deem fit or necessary or
desirable for such purpose and with power on
behalf-of the Company to settle any issues,
questions, difficulties or doubts that-may arise in
this regard without requiring the Board /
Committee to secure-any further consent or
approval of the shareholders of the Company"				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	155,145	30-Aug-2011		20-Sep-2011
JAI CORPORATION LTD
Security		Y4252Z136		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Sep-2011
ISIN		INE070D01027		Agenda		703322595 - Management
Record Date				Holding Recon Date		21-Sep-2011
City /	Country	NANDED /	India	Vote Deadline Date		13-Sep-2011
SEDOL(s)		B0VFLZ5 - B3BHSG2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the audited Balance Sheet as at March 31, 2011, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon		Management	For	For
2		To declare a dividend on Preference Shares		Management	For	For
3		To declare a dividend on Equity Shares		Management	For	For
4		To appoint a Director in place of Shri Jai Kumar Jain, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri Anand Jain, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Shri Khurshed Minocher Doongaji who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7	To appoint Messrs Chaturvedi & Shah, Chartered
Accountants, and Messrs S.R. Batliboi & Co.
Chartered Accountants, the retiring auditors as
the joint Auditors of the Company to hold office
from the conclusion of this meeting till the
conclusion of the next Annual General Meeting
and fix their remuneration				Management	For	For
8	Resolved that in accordance with the provisions
of Sections 80 and all other applicable provisions,
if any, of the Companies Act, 1956, and Article 8
and all other enabling provisions of the Articles of
Association of the Company and the applicable
laws, rules, regulations, guidelines, clarifications
and approvals issued by any statutory body or
regulatory authority and subject to such
approvals/consents/permissions/sanctions as
may be required in accordance with applicable
laws, rules, regulations and guidelines and
subject to such conditions as such bodies or
authorities may impose at the time of granting
their approvals/consents/permissions/sanctions
and which may be agreed to by the Board of
Directors of the Company (the 'Board' which term
shall include any Committee which the Board of
Directors may have CONTD				Management	For	For
CONT	CONTD constituted or may hereafter constitute
for the time being for-exercising the powers
conferred on the Board of Directors by this-
Resolution), consent of the members be and is
hereby accorded to the Board to-roll over
99,99,900 (ninety-nine lakhs ninety-nine
thousand and nine hundred)-1percent non-				Non-Voting			None
cumulative, non-participating redeemable
preference shares of-face value Rs. 1 (Rupee
one only) each of the Company issued at a price
of-Rs. 1,000 (Rupees one thousand only) each
i.e. at a nominal value of Rs. 1-(Rupee one only)
and a premium of Rs. 999 (Rupees Nine hundred
and-ninety-nine only) per share allotted on
26.11.2007 to certain members of the-promoter
group which are due for redemption on
25.11.2011 to the intent that-the said preference
shares will be redeemed at a later date as
hereafter-stated; Resolved CONTD
CONT	CONTD further that the said preference shares
shall continue to carry a-preferential right to
dividend of 1percent (one per cent) per annum;
Resolved-further that the said preference shares
shall in respect of capital, on a-winding-up or
repayment of capital, carry a preferential right for
repayment-in priority to the equity shares to the
Company but shall not carry any-further or other
right to participate either in the profits or assets of
the-Company; Resolved further that the said
preference shares shall be redeemable-on the
expiry of 2 (two) years from the date of roll over
(i.e. two years-from 26.11.2011) with an option to
the Company/preference shareholders to-redeem
the same any time earlier; Resolved further that
the redemption of the-said preference shares
shall be at a premium of 6percent (six per cent)
per-CONTD				Non-Voting
CONT	CONTD annum from the date of allotment over
and above the total issue price-of Rs. 1,000
(Rupees one thousand only) per share and the
premium will be-proportionate to the period of
holding of these shares; Resolved further that-for
the purpose of giving effect to the above , the
Board be and is hereby-authorized to take all
actions and do all acts, deeds, matters and things
as-it may, in its absolute discretion, deem
necessary, proper, desirable or-expedient to the
issue and allotment of the said shares and to
resolve and-settle all questions, difficulties or
doubts that may arise in regard to the-issue, offer
or allotment of shares and utilization of proceeds,
as it may in-its absolute discretion deem fit
without being required to seek any further-
consent or approval of the Members or otherwise
to the end and intent CONTD				Non-Voting
CONT	CONTD that the members shall be deemed to
have given their approval thereto-expressly by
the authority of this Resolution; Resolved further
that the-Board be and is hereby authorized to
delegate all or any of the powers herein-
conferred in such manner as it may deem fit				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	78,243	06-Sep-2011		20-Sep-2011
EDUCOMP SOLUTIONS LTD, NEW DELHI
Security		Y22514114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Sep-2011
ISIN		INE216H01027		Agenda		703308329 - Management
Record Date				Holding Recon Date		22-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		14-Sep-2011
SEDOL(s)		B0L7MM5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March 2011 and the
Profit and Loss Account for the year ended on
that date and Reports of the Board of Directors
and Auditors thereon				Management	For	For
2		To declare a dividend on Equity Shares for Financial Year ended 31st March 2011		Management	For	For
3		To appoint a Director in place of Mr. Sankalp Srivastava who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Rajiv Krishan Luthra who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	Resolved That M/s Anupam Bansal & Co,
Chartered Accountants (Firm Registration
No.009864N) and M/s. Haribhakti & Co.,
Chartered Accountants ( Firm Registration No.
103523W) be and are hereby appointed as the
Joint Statutory Auditors of the Company to hold
office from the conclusion of this Annual General
Meeting until the conclusion of next Annual
General Meeting, on such remuneration as may
be determined by the Board of Directors of the
Company				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	4,460	23-Sep-2011		23-Sep-2011
PARSVNATH DEVELOPERS LTD, NEW DELHI
Security		Y6723F110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Sep-2011
ISIN		INE561H01026		Agenda		703321644 - Management
Record Date				Holding Recon Date		22-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		14-Sep-2011
SEDOL(s)		B11Y5Y6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet of the Company as at March 31,
2011 and the Profit & Loss Account for the year
ended on that date, together with the Reports of
the Directors and Auditors thereon				Management	For	For
2		To appoint a Director in place of Shri Gobind Ram Gogia (DIN: 00306560), who retires by rotation and being eligible, offers himself for re- appointment		Management	For	For
3		To appoint a Director in place of Shri Ashok Kumar (DIN: 00138677), who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Shri Ramdas Janardhana Kamath (DIN: 00035386), who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	To appoint M/s Deloitte Haskins & Sells,
Chartered Accountants (Firm Registration No.
015125N), the retiring Auditors of the Company
to hold office as Auditors of the Company from
the conclusion of this Annual General Meeting
until the conclusion of the next Annual General
Meeting of the Company and to authorise the
Board of Directors to fix their remuneration				Management	For	For
6	Resolved that Dr. Vinod Juneja (DIN :
00044311), who was appointed as an Additional
Director of the Company by the Board of
Directors at its meeting held on November 12,
2010 and who holds office upto the date of
ensuing Annual General Meeting of the
Company, pursuant to Section 260 of the
Companies Act, 1956 read with Article 98 of the
Articles of Association of the Company and in
respect of whom the Company has received
notice in writing under Section 257 of the
Companies Act, 1956 alongwith requisite deposit
from a Member of the Company, proposing his
candidature for the office of Director, be and is
hereby appointed as a Director of the Company,
liable to retirement by rotation				Management	For	For
7		Raising of additional long-term funds through further issuance of Securities		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	222,631	03-Sep-2011		20-Sep-2011
GITANJALI GEMS LTD
Security		Y2710F106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Sep-2011
ISIN		INE346H01014		Agenda		703321620 - Management
Record Date				Holding Recon Date		22-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		16-Sep-2011
SEDOL(s)		B0Z3SK9 - B16TQ76		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2011 and the Profit & Loss Account for the year ended on that date and the reports of Board of Directors and Auditors thereon		Management	For	For
2		To declare Dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Dhanesh Sheth, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint auditors and fix their remuneration		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	4,520	23-Sep-2011		23-Sep-2011
BHARAT ELECTRONICS LTD
Security		Y0881Q117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Sep-2011
ISIN		INE263A01016		Agenda		703326694 - Management
Record Date				Holding Recon Date		22-Sep-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		14-Sep-2011
SEDOL(s)		6139715		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Profit & Loss Account for the year ended 31st March 2011 and the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon		Management	For	For
2		To confirm the Interim Dividend and declare Final Dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr H N Ramakrishna, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Lt Gen (Retd.) G Sridharan, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr M S Ramachandran, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
6	Resolved that Mr N Sitaram who was appointed
as Additional Director by the Board of Directors of
the Company in its meeting held on 28th of
January, 2011, to hold office upto the date of this
Annual General Meeting and for the appointment
of whom the Company has received a notice
under Section 257 of the Companies Act, 1956
from a member proposing his candidacy for the
office of Director, be and is hereby appointed as
a Director of the Company whose period of office
shall be liable to determination by retirement by
rotation				Management	For	For
7	Resolved that Prof. Anurag Kumar who was
appointed as Additional Director by the Board of
Directors of the Company in its meeting held on
28th of January, 2011, to hold office upto the
date of this Annual General Meeting and for the
appointment of whom the Company has received
a notice under Section 257 of the Companies
Act, 1956 from a member proposing his
candidacy for the office of Director, be and is
hereby appointed as a Director of the Company
whose period of office shall be liable to
determination by retirement by rotation				Management	For	For
8	Resolved that Prof. G Madhavan Nair who was
appointed as Additional Director by the Board of
Directors of the Company in its meeting held on
28th of January, 2011, to hold office upto the
date of this Annual General Meeting and for the
appointment of whom the Company has received
a notice under Section 257 of the Companies
Act, 1956 from a member proposing his
candidacy for the office of Director, be and is
hereby appointed as a Director of the Company
whose period of office shall be liable to
determination by retirement by rotation				Management	For	For
9	Resolved that Prof. R Venkata Rao who was
appointed as Additional Director by the Board of
Directors of the Company in its meeting held on
28th of January, 2011, to hold office upto the
date of this Annual General Meeting and for the
appointment of whom the Company has received
a notice under Section 257 of the Companies
Act, 1956 from a member proposing his
candidacy for the office of Director, be and is
hereby appointed as a Director of the Company
whose period of office shall be liable to
determination by retirement by rotation				Management	For	For
10	Resolved that Dr. S N Dash who was appointed
as Additional Director by the Board of Directors of
the Company in its meeting held on 28th of
January, 2011, to hold office upto the date of this
Annual General Meeting and for the appointment
of whom the Company has received a notice
under Section 257 of the Companies Act, 1956
from a member proposing his candidacy for the
office of Director, be and is hereby appointed as
a Director of the Company whose period of office
shall be liable to determination by retirement by
rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	26,269	09-Sep-2011		20-Sep-2011
KWALITY DAIRY (INDIA) LTD, FARIDABAD
Security		Y5058N128		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Sep-2011
ISIN		INE775B01025		Agenda		703337837 - Management
Record Date				Holding Recon Date		22-Sep-2011
City /	Country	HARYANA /	India	Vote Deadline Date		12-Sep-2011
SEDOL(s)		6288372		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March, 2011 and Profit
& Loss Account for the year ended on that date,
together with the reports of the Directors and
Auditors thereon				Management	For	For
2		To declare dividend for the financial year 2010-11		Management	For	For
3		To appoint a Director in place of Mr. Arun Srivastava, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4	Resolved that pursuant to the provisions of
section 224 and other applicable provisions, if
any, of the Companies Act, 1956, M/s. P.P.
Mukerjee & Associates, Chartered Accountants,
retiring Auditors of the company be and are
hereby re-appointed as Auditors of the Company
, to hold the office from the conclusion of this
Annual General Meeting until the conclusion of
the next Annual General Meeting at remuneration
to be fixed by the Board of Directors and
reimbursement of out-of-pocket expenses,
travelling and other expenses incurred by them
for carrying the audit				Management	For	For
5	Resolved that pursuant to Section 260 of the
Companies Act, 1956, Mr. Sidhant Gupta, who
was appointed as an Additional Director with
effect from 18th April, 2011 and who holds office
upto the date of this Annual General Meeting and
pursuant to Section 257 and other applicable
provisions, if any of the Companies Act, 1956 Mr.
Sidhant Gupta be and is hereby elected as a
Director of the Company, liable to retire by
rotation				Management	For	For
6	Resolved that pursuant to the provisions of
Sections 81(1A) and other applicable provisions,
if any, of the Companies Act, 1956 (including any
modification(s) or re-enactment(s) thereof, for the
time being in force) and other applicable laws,
rules and regulations and in accordance with the
Memorandum and Articles of Association of the
Company and listing agreements between the
Company and the Stock Exchanges where the
shares of the Company are listed and subject to
such approvals, permissions and sanctions as				Management	For	For	None
may be necessary from the Government of India,
Reserve Bank of India ("RBI"), Securities and
Exchange Board of India ("SEBI"), Registrar of
Companies, NCT of Delhi & Haryana and/or any
other regulatory authorities, any other competent
authorities, institutions or bodies, within or
outside India and subject to such CONTD
CONT	CONTD conditions, alterations and modifications
as may be prescribed by such-concerned
authorities while granting such approvals,
permissions and-sanctions, which the Board of
Directors (hereinafter referred to as the-"Board"
which term shall be deemed to include any
committee(s) duly-constituted/ to be constituted
by the Board to exercise its powers including-the
powers conferred by this resolution) is hereby
authorized at its-discretion to accept, consent of
the Company be and is hereby accorded to-offer,
issue and allot (including with provisions for
reservations on firm-and /or competitive basis, of
such part of issue and for such categories of-
person including employees of the Company as
may be permitted) by way of-rights issue and/or
public issue and/or private placement and/or
Qualified-Institutional Placements CONTD				Non-Voting
CONT	CONTD under chapter VIII of the SEBI (Issue of
Capital and Disclosure-Requirements)
Regulations, 2009 and/or against subscription in
foreign/-Indian Currency, through prospectus
and/or offering circular/offer letter/-term sheet,
equity shares of the Company (which shall rank
pari-passu to the-existing equity shares of the
Company) (the "shares"), and/or non-convertible-
and partly convertible debentures, with or without
warrants, and/or Global-Depository
Receipts/Global Depository Shares
("GDRs/GDSs") and/or American-Depository
Receipts/American Depository Shares
("ADRs/ADSs)") against the-issue of underlying
shares and/or foreign currency convertible
bonds-("FCCBs") convertible into equity shares,
which shall rank pari passu with-the then existing
(hereinafter referred to as "securities"), whether
to-remain unlisted or CONTD				Non-Voting
CONT	CONTD to be listed on any stock exchanges in
India or any other international-stock exchange
outside India, to resident or persons resident
outside India-including Foreign Institutional
Investors/ Qualified institutional Buyers-("QIBs")/
companies/ Individuals in India or abroad, with or
without an-overallotment/ green shoe option, as
may be permitted under applicable laws,-rules &
regulations and policy whether or not they are
members of the Company-in such form and
terms, including as to pricing, the ratio in which
such-securities may be offered, issued and
allotted to the existing shareholders,-the number
of securities to be issued, face value of the
securities, rate of-interest, premium, number of
equity shares to be allotted on conversion,-
exercise of rights attached with warrants, ratio of
exchange of shares and/or-CONTD				Non-Voting
CONT	CONTD warrants and/or any other financial
instruments, period of-
conversion/redemption/fixing of record date or
book closure, adjustment-conditions for corporate
actions and other related or incidental matters as-
may be decided and deemed appropriate by the
Board upto a sum of Rupees-10,000 million
(inclusive of premium as may be determined by
the Board) (or-an equivalent amount in any
foreign currency) in one or more tranches, at-
such price or prices, at a premium or discount to
market price or prices and-in such manner and
on such terms and conditions as the Board may
in its-absolute discretion think fit, in consultation
with lead managers and/or-underwriters and/or
advisers as may be appointed by the Board,
whether or-without an option to subscribe for
additional securities. Resolved further-that
without prejudice to CONTD				Non-Voting
CONT	CONTD the generality of the above and subject
to all applicable laws, the-aforesaid issue of
securities may have all or any terms or
combination of-terms in accordance with Indian
laws and/or international practices and-
regulations including, but not limited to,
conditions in relation to payment-of interest,
additional interest, premium on redemption,
prepayment and other-debt service payments
whatsoever, and all such terms are provided in
issue of-securities of this nature internationally
and/or domestically including terms-for issue of
shares upon conversion of securities or variation
of conversion-price of the securities during the
term of securities as the Board deems fit-and
appropriate and the Board is also entitled to enter
into and execute all-such
arrangements/agreements, as the case may be,
with any lead CONTD				Non-Voting
CONT	CONTD managers, underwriters, registrar,
advisors, guarantors, trustees,-agents,
depositories, custodians and all such agencies as
may be involved or-concerned in such offering of
securities and to remunerate all such agencies-
including the payment of commissions,
brokerage, fees or the like and also to-seek the
listing of such securities or securities
representing the same in-one or more stock
exchanges within and/or outside India. Resolved
further-that the Board may enter into any
agreement with any agency or body for issue-and
allotment of securities in such form(s) with such
features and attributes-as are prevalent in
domestic as well as international capital markets
for-instruments of that nature and to provide for
the tradability or free-transferability thereof as per
the domestic as well as international CONTD				Non-Voting
CONT	CONTD practices and regulations and under the
norms and practices prevalent-in the international
markets and the securities issued in foreign
market-and/or Indian markets shall be deemed to
have been made abroad and/or in the-
international market and/or at the place of issue
of the securities in the-international markets
and/or Indian market and may be governed by				Non-Voting			None
applicable-Indian laws and/or foreign laws, as the
case may. Resolved further that in-the event of
issue of securities by way of a qualified
institutional-placement to QIB's in accordance
with chapter VIII of the SEBI (Issue of-Capital &
Disclosure Requirement) Regulations 2009, the
relevant date on the-basis of which price of the
resultant shares shall be determined as
specified-under the SEBI (Issue of Capital &
Disclosure Requirement) Regulations 2009-
CONTD
CONT	CONTD shall be the date of the meeting in which
the board or the committee of-the directors duly
authorized by the board decide to open the
proposed issue-of securities. Resolved further
that in the event the securities are proposed-to
be issued through FCCBs/ADRs/GDRs, the
relevant date for the purpose of-pricing the
securities is the date of the meeting at which the
Board decides-to open the proposed issue, as
specified in the Issue of Foreign Currency-
Convertible Bonds and Ordinary Shares (through
Depositary Receipt Mechanism),-Scheme 1993.
Resolved further that the Board be and is hereby
authorized to-finalise and approve the offering
circular/ prospectus/ placement document/-term
sheets/ agreements, in respect of the proposed
issue of the securities-and to authorize any
director or directors of the Company or any
CONTD				Non-Voting
CONT	CONTD other officer or officers of the Company
to sign the above documents-for and behalf of
the Company together with the authority to
amend, vary or-modify the same and to give such
declarations, affidavits, certificates,-consents as
may be required from time to time, and to
arrange for the-submission of the offering
circular/ prospectus/ placement document/ term-
sheets agreements, and any amendments and
supplements thereto, with any-applicable stock
exchanges, government and regulatory
authorities,-institutions, as may be required.
Resolved further that in case securities-are
offered through rights issue, the shareholders
shall have right to-renounce all or any the shares
offered in favor of any person or persons who-are
Indian residents subject to the right of the Board
to refuse allotment to-a person, not being a
CONTD				Non-Voting
CONT	CONTD shareholder of the company without
assigning any reason. The members-can apply
for additional shares and they may be entitled to
allotment of-additional shares at the discretion of
the Board and in consultation with the-stock
exchanges. The renouncees may also apply for
additional shares and they-may be entitled to
allotment of additional shares at the discretion of
the-Board and in consultation with the stock
exchanges. Resolved further that in-case of any
over subscription of the issue, the Board be and				Non-Voting			None
is hereby-authorized to retain such of the
amount, and issue and allot such securities-as
may be permitted in accordance with applicable
laws, rules & provisions in-consultation with
concerned authorities including stock exchanges.
Resolved-further that the Board be and is hereby
entitled to vary, modify, CONTD
CONT	CONTD alter any of the foregoing terms and
conditions at their discretion and-in conformity
with those as may be approved by the SEBI, RBI
or any other-appropriate authority and/or
department. Resolved further that for giving-
effect to this resolution, the Board be and is
hereby authorized to do all-such acts, deeds and
things as the Board may at its absolute
discretion,-consider necessary, usual and
expedient, including without limitation the-
utilization of issue proceeds, entering into of
underwriting, memorandum of-understanding,
marketing and depository arrangements, and with
power on-behalf of the Company to settle any
question, remove any difficulty or doubt-that may
arise from time to time in relation to the offer,
issue, allotment-and utilization of the issue
proceeds of the securities for the Company's-
projects/ CONTD				Non-Voting
CONT	CONTD expansions/ modernizations/
acquisitions/ direct investments in the-subsidiary
companies/ joint ventures/ repayment of debts/
other corporate-needs, as they may deem fit.
Resolved further that for the purpose of giving-
effect to this resolution, the Board/ committee be
and is hereby authorized-to do all such acts,
deeds and things as the Board may at its
absolute-discretion deem necessary, proper or
desirable and to settle any question,-difficulty or
doubt that may arise with regard to the offer/
issue, allotment-and utilization of the issue
proceeds including but without limitation to the-
making of listing applications, creation of such
mortgage/ charge, if-necessary, under applicable
provisions of the Companies Act, 1956, in
respect-of the aforesaid securities either on pari-
passu basis or otherwise, giving-or CONTD				Non-Voting
CONT	CONTD authorizing the giving by concerned
persons of such declarations,-affidavits,
certificates, consents and authorities as may be
required from-time to time, without being required
to seek any further consent or approval-of the
members and the members shall be deemed to
have given their approval-thereto expressly by
the authority of this resolution. Resolved further
that-in case of any debt instrument including but
without limitation to any-debentures, bonds, the
members shall be deemed to have given their
approval-expressly by the authority of this
resolution. Resolved further that the-Board, be
and is hereby authorized to delegate all the
above powers and-authorities to any person or
persons or committee of the Board, in
connection-with the issue of securities, and to
give effect to the above resolutions				Non-Voting
7	Resolved that pursuant to section 269, 198, 309,
310 and Schedule XIII of the Companies Act
1956 and all other applicable provision, if any
(including any statutory modifications or re-
enactment thereof from time to time) and the
applicable clause of Listing Agreement, Shri
Sidhant Gupta is appointed as Executive Director
for a period of five years with effect from 18th
April, 2011, on the remuneration as approved by
the remuneration committee and specified terms
and condition and agreed by Shri Sidhant Gupta.
Resolved further that the Board of Directors of
the Company be and is hereby authorised to do
all such acts, deeds, matters and things as in its
absolute discretion, it may consider necessary,
expedient or desirable, and to settle any question
or doubt that may arise in relation thereto and
CONTD				Management	For	For
CONT	CONTD the Board shall have absolute powers to
withhold the increments, decide-breakup of the
remuneration within the above said maximum
permissible limit,-in order to give effect to the
foregoing resolution, or as may be otherwise-
considered by it to be in the best interest of the
Company				Non-Voting
8	Resolved that in modification to the earlier
resolutions passed in this regard and as per
recommendation of the Remuneration
Committee, pursuant to the provisions of sections
269, 198, 309, 310 and Schedule XIII of the
Companies Act 1956 and all other applicable
provisions, if any (including any statutory
modifications or re-enactment thereof from time
to time) and the applicable clauses of Listing
Agreement, approval of the members by and is
hereby accorded to increase the remuneration of
Shri Sanjay Dhingra, who is the Managing
Director, of the company appointed on 15th July
2008, for a period of five years, on the specified
terms and conditions and agreed by Shri Sanjay
Dhingra. CONTD				Management	For	For
CONT	CONTD Resolved further that the Board of
Directors of the Company be and is-hereby
authorised to do all such acts, deeds, matters
and things as in its-absolute discretion, it may
consider necessary, expedient or desirable, and-
to settle any question or doubt that may arise in
relation thereto and the-Board shall have
absolute powers to withhold the increments,
decide breakup-of the remuneration within the
above said maximum permissible limit, in order-to
give effect to the foregoing resolution, or as may
be otherwise considered-by it to be in the best
interest of the Company				Non-Voting
9	Resolved that, the company does promote a new
100% Wholly Owned Subsidiary Company in
Jebel Ali Free Zone, Dubai, UAE, or any other
free Zone in Dubai , UAE, or any other place in
UAE in the name and style of either of the
specified name or any other name approved by
authority. Resolved further that, the Company				Management	For	For	None
hereby authorize Mr. Sidhant Gupta, Executive
Director to sign and certify all incorporation
documents and to execute necessary documents
required for incorporating the same also Mr.
Sidhant Gupta is authorised to appoint
consultant/attorney to facilitate incorporation of
above mentioned company. CONTD
CONT	CONTD Resolved further that, Mr. Sidhant
Gupta, Executive Director of the-Company, be
and is hereby authorized for operations of Dubai
Subsidiary.-Resolved further that, Mr. Ashok
Nayyar shall be appointed as Manager of the-
above wholly owned subsidiary of the company in
Dubai, UAE or any other-person as authorized by
the company				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	3,540	23-Sep-2011		23-Sep-2011
HUANENG POWER INTERNATIONAL INC, BEIJING
Security		Y3744A105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		27-Sep-2011
ISIN		CNE1000006Z4		Agenda		703281953 - Management
Record Date		06-Sep-2011		Holding Recon Date		06-Sep-2011
City /	Country	BEIJING /	China	Vote Deadline Date		16-Sep-2011
SEDOL(s)		5788839 - 6099671 - 6441904 - B01XLD7 - B16TW67		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110809/LTN20110809824.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION 1. THANK YOU		Non-Voting
1		To consider and approve the liability insurance policy for directors and senior management		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	734,000	11-Aug-2011		19-Sep-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	865,012	11-Aug-2011		19-Sep-2011
RELIANCE INFRASTRUCTURE LTD
Security		Y09789127		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Sep-2011
ISIN		INE036A01016		Agenda		703307430 - Management
Record Date				Holding Recon Date		23-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6099853 - B01YVG3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To consider and adopt the audited Balance Sheet
as at March 31, 2011, the Profit and Loss
Account for the financial year ended on that date
and the Reports of the Board of Directors and
Auditors' thereon				Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a Director in place of Shri S L Rao, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Dr Leena Srivastava, who retires by rotation and being eligible, offers herself for reappointment		Management	For	For
5	Resolved that M/s. Haribhakti & Co., Chartered
Accountants (Firm Registration No 103523W)
and M/s. Pathak H D & Associates, Chartered
Accountants (Firm Registration No 107783W), be
and are hereby appointed as the Auditors of the
Company, to hold office from the conclusion of
this Annual General Meeting until the conclusion
of the next Annual General Meeting of the
Company, on such remuneration as shall be fixed
by the Board of Directors				Management	For	For
6		Appointment of Shri R R Rai as Director, liable to retire by rotation		Management	For	For
7		Issue of equity shares to the Qualified Institutional Buyers		Management	For	For
8		Raising of Resources through Issue of Securities in the International Markets		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGS UTILITIES MAURITIUS	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	1,410	30-Aug-2011		13-Sep-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	199,239	30-Aug-2011		20-Sep-2011
INDIAN OIL CORP LTD
Security		Y3925Y112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Sep-2011
ISIN		INE242A01010		Agenda		703307442 - Management
Record Date				Holding Recon Date		23-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6253767		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited Profit
and Loss Account for the year ended March 31st,
2011 and the Balance Sheet as on that date
together with Reports of the Directors' and the
Auditors thereon				Management	For	For
2		To declare dividend on equity shares for the year 2010-11		Management	For	For
3		To appoint a Director in place of Prof. Gautam Barua , who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Shri Michael Bastian, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Shri Nirmal Kumar Poddar, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
6		To appoint a Director in place of Prof. (Dr.) Indira J. Parikh, who retires by rotation and being eligible, offers herself for reappointment		Management	For	For
7		Appointment of Shri Sudhir Bhalla as a Director of the Company		Management	For	For
8		Appointment of Shri R. S. Butola as Chairman of the Company		Management	For	For
9		Appointment of Shri A.M.K. Sinha as a Director of the Company		Management	For	For
10		Appointment of Shri P. K. Goyal as a Director of the Company		Management	For	For
11		Appointment of Dr. Sudhakar Rao as a Director of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA MAURITIUS	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	47,659	30-Aug-2011		13-Sep-2011
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	40,688	30-Aug-2011		13-Sep-2011
RELIANCE PWR LTD
Security		Y7236V105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Sep-2011
ISIN		INE614G01033		Agenda		703307480 - Management
Record Date				Holding Recon Date		23-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		B2NP5J9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To consider and adopt the audited Balance Sheet
as at March 31, 2011, the Profit and Loss
Account for the financial year ended on that date
and the reports of the Board of Directors and
Auditors thereon				Management	For	For
2		To appoint a Director in place of Shri S L Rao, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Dr V K Chaturvedi, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4	Resolved that M/s. Chaturvedi & Shah, Chartered
Accountants (Firm Registration No. 101720W)
and M/s. Price Waterhouse, Chartered
Accountants (Firm Registration No. 301112E) be
and are hereby appointed as Auditors of the
Company to hold office from the conclusion of
this Annual General Meeting until the conclusion
of the next Annual General Meeting of the
Company, on such remuneration as shall be fixed
by the Board of Directors				Management	For	For
5		Issue of equity shares to the Qualified Institutional Buyers		Management	For	For
6		Raising of Resources through Issue of Securities in the International Markets		Management	For	For
7	Resolved that in accordance with the provisions
of Sections 198, 269, 387 and all other applicable
provisions, if any, read with Schedule XIII to the
Companies Act, 1956 (the Act), (including any
statutory modification(s) or re-enactment(s)
thereof, for the time being in force) and subject to
such sanctions, approvals as may be necessary,
consent of the Company be and is hereby
accorded to the appointment of Shri Ramaswami
Kalidas as the Manager of the Company for a
period of 5 (five) years commencing from May
27, 2011, on the terms and conditions including
the remuneration as set out in the Agreement to
be entered into between the Company and Shri
Ramaswami Kalidas, a draft whereof was placed
before this meeting, which agreement is hereby
specifically sanctioned with liberty to the Board of
Directors (hereinafter CONTD				Management	For	For
CONT	CONTD referred to as the "Board" which term
shall be deemed to include any-committee of the
Board constituted to exercise its powers including
powers-conferred by this resolution) to alter and
vary the terms and conditions-including
remuneration for the said appointment and/or
agreement, as may be-agreed between the
Board and Shri Ramaswami Kalidas, so as not to
exceed the-limits specified in Schedule XIII to the
Act or any amendments thereto.-Resolved further
that in the event of loss or inadequacy of profits
in any-financial year during the currency of tenure
of the appointment of Shri-Ramaswami Kalidas
as the Manager, the remuneration and
perquisites as may be-agreed be paid or granted
to him as minimum remuneration and perquisites-
provided that the total remuneration by way of
salary, perquisites and other-allowances CONTD				Non-Voting
CONT	CONTD shall not exceed the applicable ceiling
limit in terms of Schedule XIII-to the Act as may
be amended from time to time or any equivalent
statutory-re-enactment thereof, for the time being
in force. Resolved further that the-Board be and
is hereby authorized to do all acts, deeds,
matters and things-and take all such steps as
may be deemed to be necessary, consequential,-
proper or expedient to give effect to this
resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	524,637	30-Aug-2011		20-Sep-2011
RELIANCE COMMUNICATIONS LTD, NAVI MUMBAI
Security		Y72317103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Sep-2011
ISIN		INE330H01018		Agenda		703309547 - Management
Record Date				Holding Recon Date		23-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		B0WNLY7 - B0YBZM5 - B125PF9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To consider and adopt the audited Balance Sheet
as at March 31, 2011, the Profit and Loss
Account for the financial year ended on that date
and the Reports of the Board of Directors and
Auditors thereon				Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a Director in place of Prof. J. Ramachandran, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4	Resolved that M/s. Chaturvedi & Shah, Chartered
Accountants (Firm Registration No. 101720W)
and M/s. B S R & Co., Chartered Accountants
(Firm Registration No. 101248W), be and are
hereby appointed as the Auditors of the
Company, to hold office from the conclusion of
this Annual General Meeting until the conclusion
of the next Annual General Meeting of the
Company, on such remuneration as shall be fixed
by the Board of Directors				Management	For	For
5		Issue of equity shares to the Qualified Institutional Buyers		Management	For	For
6		Raising of Resources through Issue of Securities in the International Markets		Management	For	For
7	Resolved that in accordance with the provisions
of Sections 198, 269, 387 and all other applicable
provisions, if any, read with Schedule XIII to the
Companies Act 1956, (including any statutory
modification or re-enactment thereof, for the time
being in force), and subject to all such sanctions,
as may be necessary, the consent of the
Company be and is hereby accorded to the
appointment of Shri Prakash Shenoy as the
Manager of the Company for a period of 05 (five)
years commencing from June 01, 2011 on the
terms and conditions including remuneration set
out in the Agreement to be entered into between
the Company and Shri Prakash Shenoy, a draft
whereof was placed before this meeting which
Agreement is hereby specifically sanctioned with
liberty to the Board of Directors (hereinafter
referred to as "Board" which term CONTD				Management	For	For
CONT	CONTD shall be deemed to include any
Committee of the Board constituted to-exercise
its powers including powers conferred by this
resolution) to alter-and vary the terms and
conditions including remuneration of the said-re-
appointment and/or Agreement, as may be
agreed to between the Board and-Shri Prakash				Non-Voting			None
Shenoy, so as not to exceed the limits specified
in Schedule-XIII to the Companies Act, 1956 or
any amendments thereto. Resolved further-that
in the event of loss or inadequacy of profits in any
financial year-during the currency of tenure of
Shri Prakash Shenoy, as Manager, the-
remuneration and perquisites set out as aforesaid
be paid or granted to him-as minimum
remuneration and perquisites provided that the
total remuneration-by way of salary, perquisites
and other allowances shall not exceed the-
applicable ceiling CONTD
CONT	CONTD limit in terms of Schedule XIII to the said
Act as may be amended from-time to time or any
equivalent statutory re-enactment thereof for the
time-being in force. Resolved further that the
Board of Directors be and is hereby-authorised to
do all acts, deeds, matters and things and take all
such steps-as may be necessary, proper or
expedient to give effect to this resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGS TELECOM MAURITIUS	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	7,505	01-Sep-2011		13-Sep-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	938,893	01-Sep-2011		20-Sep-2011
JAIPRAKASH ASSOCIATES LTD
Security		Y42539117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Sep-2011
ISIN		INE455F01025		Agenda		703322660 - Management
Record Date				Holding Recon Date		23-Sep-2011
City /	Country	NOIDA /	India	Vote Deadline Date		13-Sep-2011
SEDOL(s)		B01GVY7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited Balance Sheet as at March 31, 2011, the Profit & Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon		Management	For	For
2		To confirm interim dividend and declare final dividend for the financial year 2010-11		Management	For	For
3		To appoint a Director in place of Shri Sunny Gaur who retires by rotation and, being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Shri B.K.Goswami who retires by rotation and, being eligible, offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Shri S.C. Gupta who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Shri R.K. Singh who retires by rotation and, being eligible, offer himself for re-appointment		Management	For	For
7		To appoint a Director in place of Shri S.D. Nailwal who retires by rotation and, being eligible, offers himself for reappointment		Management	For	For
8	To appoint M/s M.P. Singh & Associates,
Chartered Accountants, as Statutory Auditors of
the Company, to hold office from the conclusion
of this Annual General Meeting until the
conclusion of the next Annual General Meeting
and to authorize the Board of Directors to fix their
remuneration				Management	For	For
9		Resolved that Shri Rahul Kumar be and is hereby appointed a Director of the Company, liable to retire by rotation		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	10,759	06-Sep-2011		13-Sep-2011
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,539,763	06-Sep-2011		20-Sep-2011
HUANENG POWER INTERNATIONAL, INC.
Security		443304100		Meeting Type		Special
Ticker Symbol		HNP		Meeting Date		27-Sep-2011
ISIN		US4433041005		Agenda		933499596 - Management
Record Date		16-Aug-2011		Holding Recon Date		16-Aug-2011
City /	Country	/	United States	Vote Deadline Date		14-Sep-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		TO CONSIDER AND APPROVE THE LIABILITY INSURANCE POLICY FOR DIRECTORS AND SENIOR MANAGEMENT		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	1,446	20-Aug-2011		20-Aug-2011
MASSMART HLDGS LTD
Security		S4799N122		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		28-Sep-2011
ISIN		ZAE000152617		Agenda		703308696 - Management
Record Date		23-Sep-2011		Holding Recon Date		23-Sep-2011
City /	Country	SANDTON /	South Africa	Vote Deadline Date		21-Sep-2011
SEDOL(s)		B3V5GG2 - B5SK2B1 - B5VWKW1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
S.1		Authority to Provide Financial Assistance		Management	For	For
S.2		Approval of Directors' Remuneration		Management	For	For
O.1		Authority to Sign Documents		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING TIME. IF YOU
HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU D-ECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	756	31-Aug-2011		21-Sep-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	129,867	31-Aug-2011		21-Sep-2011
IDEA CELLULAR LTD
Security		Y3857E100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Sep-2011
ISIN		INE669E01016		Agenda		703323307 - Management
Record Date				Holding Recon Date		26-Sep-2011
City /	Country	GANDHINAGAR /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		B1MP4H4 - B1VK1Q8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at March 31,
2011 and the Profit and Loss Account for the
year ended on that date together with the
Reports of the Board of Directors and Auditors
thereon				Management	For	For
2		To appoint a Director in place of Mr. Kumar Mangalam Birla, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. Gian Prakash Gupta, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Sanjeev Aga, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Dr. Rakesh Jain, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
6	To appoint M/s. Deloitte Haskins & Sells,
Chartered Accountants, Mumbai, as the Statutory
Auditors of the Company, to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting and fix their remuneration				Management	For	For
7		Appointment of Mr. Himanshu Kapania as a Director		Management	For	For
8		Appointment of Mr. Himanshu Kapania as Managing Director		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	2,265,072	06-Sep-2011		20-Sep-2011
HERO MOTOCORP LTD
Security		Y3179Z146		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Sep-2011
ISIN		INE158A01026		Agenda		703324258 - Management
Record Date				Holding Recon Date		26-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		14-Sep-2011
SEDOL(s)		6327316 - 6327327 - B0YK5D3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at March 31,
2011 and the Profit and Loss Account for the
year ended on that date together with the
Reports of the Directors and Auditors thereon				Management	For	For
2	To confirm the Interim Dividend of Rs. 70 per
Equity Share on 19,96,87,500 Equity Shares of
Rs. 2 each and to declare a Final Dividend of Rs.
35 per Equity Share on 19,96,87,500 Equity
Shares of Rs. 2 each for the financial year 2010-
11				Management	For	For
3		To appoint a Director in place of Mr. Pradeep Dinodia, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Gen. (Retd.) V. P. Malik, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. Brijmohan Lall Munjal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Mr. Sunil Kant Munjal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7	To appoint M/s. A.F. Ferguson & Co., Chartered
Accountants, New Delhi, the retiring auditors, to
hold office as auditors from the conclusion of this
meeting until the conclusion of the next Annual
General Meeting and to fix their remuneration				Management	For	For
8	Resolved that Mr. Paul Edgerley, who was
appointed as an Additional Director of the
Company by the Board of Directors, in terms of
Section 260 of the Companies Act, 1956 w.e.f.
May 4, 2011 and in respect of whom the
Company has received a notice under Section
257 of the Companies Act, 1956, together with a
deposit of Rs. 500 (Rupees five hundred) as
required under the Act, be and is hereby
appointed as a Director of the Company and the
period of his office is liable to determination by
retirement of Directors by rotation				Management	For	For
9	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956,
approval of the Company be & is hereby
accorded to the re-appointment of Mr. Toshiaki
Nakagawa as Jt. Managing Director of the				Management	For	For	None
Company for a period of 6 (six) months w.e.f.
February 1, 2011 on a remuneration including
minimum remuneration & such other terms &
conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956
10	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956,
and subject to the approval of Central
Government, if any, the approval of the Company
be & is hereby accorded to the re-appointment of
Mr. Brijmohan Lall Munjal as Chairman and
Director in the Whole-time employment of the
Company for a period of 5 (five) years w.e.f.
August 3, 2011 on a remuneration including
minimum remuneration & such other terms &
conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956				Management	For	For
11	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
and subject to the approval of the Central
Government, if any, the approval of the Company
be & is hereby accorded to the re-appointment of
Mr. Pawan Munjal as Managing Director & CEO
of the Company for a period of 5 (five) years
w.e.f. October 1, 2011 on a remuneration
including minimum remuneration & such other
terms & conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956				Management	For	For
12	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
and subject to the approval of the Central
Government, if any, the approval of the Company
be & is hereby accorded to the appointment of
Mr. Sunil Kant Munjal as the Jt. Managing
Director of the Company for a period of 5 (five)
years w.e.f. August 17, 2011 on a remuneration
including minimum remuneration & such other				Management	For	For	None
terms & conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Consumer ETF		EG SHARES CONSUMER MAURITIUS	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	110,743	07-Sep-2011		14-Sep-2011
EGShares Consumer Goods GEMS ETF		EGS CONSUMER GOODS MAURITIUS	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	767	07-Sep-2011		14-Sep-2011
HERO MOTOCORP LTD
Security		Y3179Z146		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Sep-2011
ISIN		INE158A01026		Agenda		703324258 - Management
Record Date				Holding Recon Date		26-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		14-Sep-2011
SEDOL(s)		6327316 - 6327327 - B0YK5D3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at March 31,
2011 and the Profit and Loss Account for the
year ended on that date together with the
Reports of the Directors and Auditors thereon				Management	For	For
2	To confirm the Interim Dividend of Rs. 70 per
Equity Share on 19,96,87,500 Equity Shares of
Rs. 2 each and to declare a Final Dividend of Rs.
35 per Equity Share on 19,96,87,500 Equity
Shares of Rs. 2 each for the financial year 2010-
11				Management	For	For
3		To appoint a Director in place of Mr. Pradeep Dinodia, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Gen. (Retd.) V. P. Malik, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. Brijmohan Lall Munjal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Mr. Sunil Kant Munjal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
7	To appoint M/s. A.F. Ferguson & Co., Chartered
Accountants, New Delhi, the retiring auditors, to
hold office as auditors from the conclusion of this
meeting until the conclusion of the next Annual
General Meeting and to fix their remuneration				Management	For	For
8	Resolved that Mr. Paul Edgerley, who was
appointed as an Additional Director of the
Company by the Board of Directors, in terms of
Section 260 of the Companies Act, 1956 w.e.f.
May 4, 2011 and in respect of whom the
Company has received a notice under Section
257 of the Companies Act, 1956, together with a
deposit of Rs. 500 (Rupees five hundred) as
required under the Act, be and is hereby
appointed as a Director of the Company and the
period of his office is liable to determination by
retirement of Directors by rotation				Management	For	For
9	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956,
approval of the Company be & is hereby
accorded to the re-appointment of Mr. Toshiaki
Nakagawa as Jt. Managing Director of the				Management	For	For	None
Company for a period of 6 (six) months w.e.f.
February 1, 2011 on a remuneration including
minimum remuneration & such other terms &
conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956
10	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956,
and subject to the approval of Central
Government, if any, the approval of the Company
be & is hereby accorded to the re-appointment of
Mr. Brijmohan Lall Munjal as Chairman and
Director in the Whole-time employment of the
Company for a period of 5 (five) years w.e.f.
August 3, 2011 on a remuneration including
minimum remuneration & such other terms &
conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956				Management	For	For
11	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
and subject to the approval of the Central
Government, if any, the approval of the Company
be & is hereby accorded to the re-appointment of
Mr. Pawan Munjal as Managing Director & CEO
of the Company for a period of 5 (five) years
w.e.f. October 1, 2011 on a remuneration
including minimum remuneration & such other
terms & conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956				Management	For	For
12	Resolved that pursuant to the recommendation of
the Remuneration Committee and in accordance
with the provisions of Sections 269, 198 & 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
and subject to the approval of the Central
Government, if any, the approval of the Company
be & is hereby accorded to the appointment of
Mr. Sunil Kant Munjal as the Jt. Managing
Director of the Company for a period of 5 (five)
years w.e.f. August 17, 2011 on a remuneration
including minimum remuneration & such other				Management	For	For	None
terms & conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the aggregate amount of remuneration payable to
him in a particular financial year will be subject to
the overall ceiling limit laid down in Sections 198
& 309 read with Schedule XIII of the Companies
Act, 1956
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	3,861	23-Sep-2011		27-Sep-2011
KINGFISHER AIRLINES LTD
Security		Y4461H109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Sep-2011
ISIN		INE438H01019		Agenda		703330857 - Management
Record Date				Holding Recon Date		26-Sep-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		B16TK63 - B19GS23		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the accounts for the year ended March 31, 2011 and the reports of the Auditors and Directors thereon		Management	For	For
2		To elect a Director in the place of Mr. Ghyanendra Nath Bajpai who retires by rotation and being eligible, offers himself for re- appointment		Management	For	For
3		To elect a Director in the place of Mr. Subhash R. Gupte, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint Auditors and fix their remuneration. The retiring Auditors M/s. B. K. Ramadhyani & Co., are eligible for re-appointment		Management	For	For
5	Resolved that in accordance with 1. the
provisions of Section 81 and all other applicable
provisions, if any, of the Companies Act, 1956, as
amended (the "Companies Act") including any
amendments or re-enactment thereof for the time
being in force; 2. the provisions of the Securities
and Exchange Board of India (Employees Stock
Option Scheme and Employees Stock Purchase
Scheme) Guidelines, 1999 ("the SEBI ESOP
Guidelines") including any amendment(s) of the
Guidelines for the time being in force; 3. the
provisions of the Memorandum and Articles of
Association of the Company; 4. the provisions of
the listing agreement entered into by the
Company with the Stock Exchanges where the
shares of the Company are listed; 5. the
provisions of Foreign Exchange Management
Act, 1999, as amended and guidelines, rules and
regulations CONTD				Management	For	For
CONT	CONTD framed thereunder, and subject to 1.
applicable statutes, guidelines,-regulations, laws
and subject to such approvals, consents,
permissions or-sanctions as may be applicable of
the Government of India, the Securities and-
Exchange Board of India, the Reserve Bank of
India, the Foreign Investment-Promotion Board
and any other appropriate authorities, institutions
or bodies-(the "Approvals"); and 2. such
conditions as may be prescribed by any of the-
concerned authorities while granting any such
Approvals, which may be agreed-to, in its sole				Non-Voting			None
discretion, by the board of directors of the
Company-(hereinafter called the "Board" which
term shall be deemed to include the-
Remuneration & Compensation Committee
constituted by the Board to exercise-its powers,
including the powers conferred by this
resolution), the consent,-CONTD
CONT	CONTD authority and approval of the Company
be and is hereby accorded to the-Board to
introduce and implement an Employees Stock
Option Plan 2011-(hereinafter referred to as
"ESOP 2011"), the salient features of which are-
detailed in the Explanatory Statement to this
Notice, to create, offer, issue-and allot at any
time, in one or more tranches, to or for the benefit
of such-person(s) who are in permanent
employment of the Company whether working in-
India or overseas including Directors of the
Company, whether whole-time or-otherwise
(hereinafter referred to as "Employee" or
"Employees"), except-employees who are
Promoters or belong to the Promoter Group of
the Company,-under ESOP 2011, such number
of equity shares and/or equity linked-instruments
(including options), and/or any other instruments
or securities-which CONTD				Non-Voting
CONT	CONTD could result in issue / allotment of equity
shares (hereinafter-collectively referred to as
"Securities") of the face value of Rs.10/- each-of
the Company, not exceeding 25,000,000 equity
shares of Rs. 10/- each and-at such price and on
such terms and conditions as may be determined
by the-Board in accordance with the terms of
ESOP 2011. Resolved further that the-Securities
may be allotted in accordance with ESOP 2011
directly to such-Employees or through any
appropriate mechanism including through an
existing-trust or a trust or any other entity which
may be setup in any permissible-manner and that
ESOP 2011 may also contain provisions for
providing any-financial assistance to the
Employees / the trust / entity to acquire,-
purchase or subscribe to the Securities.
Resolved further that the number of-Securities
CONTD				Non-Voting
CONT	CONTD specified above to be issued / allotted
pursuant to this resolution and-the price of
acquisition payable by the Securities grantees
shall be-proportionately adjusted in the event of
corporate actions such as stock-splits /
consolidations, rights issues, bonus issues,
merger, amalgamation,-demerger, sale of
division(s) and all such other actions which may
call for-proportionate adjustment in the number of
Securities, without affecting any-other rights or
obligations of the Securities grantees. Resolved
further that-the new equity shares to be issued
and allotted by the Company upon exercise-of
Securities from time to time shall rank pari passu
in all respects with-the then existing equity
shares of the Company including dividend to be-
declared if any, for the concerned financial year.
Resolved further that the-Board CONTD				Non-Voting
CONT	CONTD be and is hereby authorized to take all
actions and necessary steps for-listing of the
Equity Shares to be allotted under ESOP 2011
on the Stock-Exchanges where the Equity
Shares of the Company are listed as per the-
provisions of the Listing Agreements with the
Stock Exchange(s) concerned,-the SEBI ESOP
Guidelines and other applicable laws and
regulations. Resolved-further that the existing
Employees Stock Option Plan 2006 (ESOP 2006)
be and-is hereby discontinued effective
September 28, 2011 and no further options-shall
be granted in terms of ESOP 2006, provided that
those options already-granted to Employees
under ESOP 2006 which have not vested or are
validly-vested but not exercised under the terms
and conditions of ESOP 2006, shall-survive and
be governed in accordance with the terms and
conditions of ESOP-2006.CONTD				Non-Voting
CONT	CONTD Resolved further that for the purpose of
giving effect to this-resolution, the Board be and
is hereby authorised to do all such acts, deeds,-
matters and things as it may, in its absolute
discretion, deem necessary to-give effect to this
resolution and with power on behalf of the
Company to-settle any question, difficulties or
doubts that may arise in this regard-without
requiring any further consent or approval of the
Members of the-Company				Non-Voting
6	Resolved that pursuant to Section 31 and other
applicable provisions, if any, of the Companies
Act, 1956, the existing Article 16 (1) (b) of Articles
of Association of the Company be and is hereby
substituted with the following Article: "Such offer
shall be open for subscription for a minimum
period of fifteen days and for a maximum period
of thirty days				Management	For	For
7	Resolved that, subject to: (i) the relevant
provisions of Section 81 and all other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification(s) or re-
enactment thereof, for the time being in force),
the Securities and Exchange Board of India
(Issue of Capital and Disclosure Requirements)
Regulations, 2009, as amended (hereinafter
referred to as the "SEBI Regulations"), (ii) all
other applicable laws, rules, regulations and
guidelines of the Securities and Exchange Board
of India (hereinafter referred to as the "SEBI"),
Foreign Exchange Management Act, 1999 along
with the rules and regulations framed thereunder,
as amended from time to time and any other
applicable laws, rules, regulations, guidelines,
notifications and circulars in force, and applicable
provisions of the Memorandum CONTD				Management	For	For
CONT	CONTD and Articles of Association of the
Company and the Listing Agreement-entered into
by the Company with the stock exchanges where
the equity shares-of the Company (hereinafter
referred to as the "Equity Shares") are currently-
listed (hereinafter referred to as the "Stock
Exchanges"), (iii) requisite-approvals, consents,
permissions and/or sanctions of, inter alia, the
SEBI,-the Stock Exchanges, the Reserve Bank of				Non-Voting			None
India ("RBI"), the Foreign-Investment Promotion
Board, as may be required, and all other
authorities,-entities and parties as may be
required and subject to such conditions as may-
be prescribed by any of them while granting any
such approval, consent,-permission, and/or
sanction, the consent, authority and approval of
the-Company be and is hereby accorded to the
board of directors of the Company-CONTD
CONT	CONTD (hereinafter referred to as the "Board",
which term shall be deemed to-include any
committee or committees constituted/ to be
constituted by the-Board to exercise its powers,
including the powers conferred by this-resolution)
to create, issue, offer, allot and list on the Stock
Exchanges,-Equity Shares of face value of Rs.
10/- each, fully paid up on rights basis-in such
ratio and in one or more tranches, for an
aggregate amount not-exceeding Rs.
20,000,000,000/- (Rupees Twenty Thousand
Million only)-inclusive of such premium as
decided by the Board ("Rights Issue") to the-
equity shareholders of the Company whose
names appear on the Register of-Members or on
the list of depositories as beneficial owners, as at
the end of-the business hours on such date as
may hereafter be fixed for the purpose by-the
Board CONTD				Non-Voting
CONT	CONTD (hereinafter referred to as the "Record
Date") or to such person or-persons who may or
may not be shareholders of the Company in
whose favour (in-full or in part), the rights may be
renounced by respective shareholders on-such
terms and conditions, as the Board may in its
absolute discretion think-fit, in consultation with
the Lead Manager(s) to the Rights Issue and /or-
such other persons as it may think fit and subject
to the terms and-conditions as may be mentioned
in the Letter of Offer, Abridged Letter of-Offer and
Composite Application Form (collectively referred
to as "Issue-Documents"). Resolved further that
the details of all monies utilized out of-the Rights
Issue, shall be disclosed under an appropriate
separate head in-the balance sheet of the
Company indicating the purpose for which such
monies-have been CONTD				Non-Voting
CONT	CONTD utilised and the form in which such
unutilized monies have been-invested. Resolved
further that the said new equity shares proposed
to be-issued pursuant to the proposed Rights
Issue shall rank pari passu in all-respects with
the then existing fully paid-up Equity Shares in
the capital of-the Company including dividend to
be declared if any, for the concerned-financial
year. Resolved further that notwithstanding the
above the Board-shall be entitled to increase or
decrease the size of the Rights Issue, the-kind of
security to be issued, and vary, modify and alter
the ratio of Equity-Shares to be issued pursuant
to the Rights Issue to the existing Equity-Shares
and other terms and conditions, as it may deem
fit and expedient in-the interest of the Company
including to extend the time for acceptance of-the
offer made CONTD				Non-Voting
CONT	CONTD pursuant to the Rights Issue from time to
time, either generally or in-respect of any
particular applicants or dispose of the same in its
absolute-discretion to such person(s), whether or
not members of the Company and in-such
manner as the Board may deem fit. Resolved
further that the Board be and-is hereby
authorized to take all decisions relating to the
Rights Issue-including but not limited to timing for
the Rights Issue, final pricing,-fixing the Record
Date, the size of the Rights Issue, appointment
and-ratification of appointment of various
intermediaries and other advisors for-the Rights
Issue such as, inter alia, lead managers and legal
advisers to the-Rights Issue, bankers to the
Rights Issue, monitoring agency, registrar and-
printers, decide on the fees and other terms and
conditions of appointment of-CONTD				Non-Voting
CONT	CONTD such intermediaries and advisors, to
prepare and finalize, along with-the legal advisor
and the Lead Managers, the draft letter of offer
and the-Issue Documents, do all requisite filings
with SEBI, the Stock Exchanges, and-any other
concerned authority, to execute all documents
and contracts for the-Rights Issue, including the
Issue Agreement with the Lead Managers,-
memorandum of understanding with the registrar
to the Rights Issue, and-underwriting agreement,
if any, to determine and finalize the Rights Issue-
price, approve and confirm the allotment of the
Equity Shares pursuant to the-Rights Issue and
do all such acts, deeds, matters and things as it
may, in-its absolute discretion deem fit, proper,
necessary or expedient for, and-incidental and
ancillary to, the Rights Issue and in the best
interest of the-CONTD				Non-Voting
CONT	CONTD Company, without requiring any further
approval of the Equity-Shareholders. Resolved
further that the Board or any official of the
Company-authorized in writing by the Board shall
have all powers and authority to-prepare, file,
finalize, modify, reapply, redo, make necessary
changes and do-all such acts, deeds, matters
and things that are necessary in respect of the-
draft letter of offer and the Issue Documents, all
approvals thereunder and-as required under
applicable law, and to approach SEBI, the Stock
Exchanges-and/or any other statutory authority to
submit/resubmit any such-documentation in this
regard. Resolved further that the Board or any
official-of the Company authorized in writing by
the Board, be and are hereby-severally
authorized to sign and execute all documents on
behalf of the-Company and to do all CONTD				Non-Voting
CONT		CONTD such further acts, deeds, matters or things as may be required to give-effect to above resolutions		Non-Voting
8	Resolved that, subject to: (i) the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956, including any
amendment thereto or statutory modification(s) or
re-enactment(s) thereof for the time being in
force , (ii) the regulations/guidelines, if any,
issued/prescribed by the Government of India,				Management	For	For	None
the Securities and Exchange Board of India
("SEBI") (including the provisions of Chapter VII
and other applicable provisions of the Securities
and Exchange Board of India (Issue of Capital
and Disclosure Requirements) Regulations,
2009, as amended (the "SEBI Regulations")) and
the Reserve Bank of India, and in accordance
with the relevant provisions of the Memorandum
and Articles of Association of the Company, the
listing agreements entered into by the Company
with the respective stock CONTD
CONT	CONTD exchanges where the equity shares of
the Company are listed, and all-other concerned
and relevant authorities from time to time, to the
extent-applicable and subject to such approvals
of relevant statutory/governmental-authorities
and subject to such other approvals as may be
required and-applicable and further subject to
such terms and conditions or modifications-
thereto as may be prescribed by any of the above
while granting such-approvals, the consent,
authority and approval of the Company be and is-
hereby accorded to the board of directors of the
Company (hereinafter-referred to as the "Board",
which term shall be deemed to include any-
committee or committees constituted/to be
constituted by the Board to-exercise its powers,
including the powers conferred by this resolution)
to-amend the terms and conditions of CONTD				Non-Voting
CONT	CONTD the following 70,931,985 8% Optionally
Convertible Debentures of face-value of Rs. 100/-
(Rupees One Hundred only) each ("OCDs"): as
specified such-that, in the event the Company
undertakes a rights issue which is to occur-prior
to 18 months from the date of allotment of the
OCDs i.e. prior to 2nd-July, 2012, the OCDs shall
become redeemable, prior to the expiry of 18-
months from the date of allotment of the OCDs,
in part or in full and in one-or more tranches, at
the option of the Board, and in such quantity as
may be-mutually decided by the Board along with
the holders of the OCDs, provided-that the
amounts due to the holders of the OCDs upon
such early redemption-along with interest
accrued till the date of redemption shall be
appropriated-towards subscription to equity
shares in the rights issue of the Company-
CONTD				Non-Voting
CONT	CONTD by the OCD holders and/ or persons
acting in concert with the OCD-holders, and such
amounts shall not be repaid to the holders of the
OCDs-prior to the expiry of 18 months from the
date of allotment of the OCDs,-subject to not
triggering an open offer under the provisions of
the SEBI-(Substantial Acquisition of Shares and
Takeovers) Regulations, 1997-(including any
statutory modification(s) or re-enactment thereof,
for the-time being in force). Resolved further that
in the event a rights issue has-not opened for				Non-Voting			None
subscription or after opening for subscription has
not-successfully closed during the period of 18
months from the date of allotment-of the OCDs
as set out hereinabove, the OCDs shall be
governed by their-original terms of issue.
Resolved further that the Board be and is hereby-
authorized, for the purpose CONTD
CONT	CONTD of giving effect to the redemption of the
OCDs, to do all such acts,-deeds, matters and
things as it may at its absolute discretion deem
necessary-or appropriate for such purpose,
without being required to seek any further-
clarification, consent or approval of the Members
and that the Members shall-be deemed to have
given their approval thereto expressly by the
authority of-this resolution. Resolved further that
the Board be and is hereby authorized-to
delegate all or any of its powers to any official
authorized in writing by-the Board (as it may
consider appropriate) to give effect to the
aforesaid-resolutions including to execute any
documents on behalf of the Company-before any
governmental authority(ies)/Depositories/Stock
Exchanges or any-other regulatory body and to
appoint any professional advisers/CONTD				Non-Voting
CONT		CONTD consultants/legal advisors in that Regard		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	243,864	13-Sep-2011		20-Sep-2011
UNITECH LTD
Security		Y9164M149		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE694A01020		Agenda		703259540 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		B17MRV5 - B17N796		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet of the Company as at 31st March,
2011 and the Profit & Loss Account for the year
ended on that date together with the Reports of
the Directors and Auditors thereon				Management	For	For
2		To declare dividend on Equity Shares for the financial year ended on 31st March, 2011		Management	For	For
3		To appoint a Director in place of Mr. G. R. Ambwani, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Sanjay Bahadur, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5.i	To appoint the Auditors of the Company to hold
office from the conclusion of this meeting untill
the conclusion of the next Annual General
Meeting and to fix their remuneration: M/s. Goel
Garg & Co., Chartered Accountants (Registration
No. 000397N), as the Statutory Auditors of the
Company				Management	For	For
5.ii	To appoint the Auditors of the Company to hold
office from the conclusion of this meeting untill
the conclusion of the next Annual General
Meeting and to fix their remuneration: M/s. A.
Zalmet, Certified and Legal Public Accountant,
Libya, as Branch Auditors for the Libya Branch of
the Company				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO POSTPONEMENT OF MEETING DATE
FROM 2-9 AUG 2011 TO 29 SEP 2011. IF YOU
HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO N-OT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTION-S. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,733,838	30-Jul-2011		20-Sep-2011
NOVOLIPETSK STEEL OJSC NLMK, LIPETSK
Security		67011E204		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		US67011E2046		Agenda		703308444 - Management
Record Date		15-Aug-2011		Holding Recon Date		15-Aug-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		20-Sep-2011
SEDOL(s)		B0RTNX3 - B0TBDR1 - B1FFRD8 - B50LHL7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approve interim dividends of RUB 1.40 per share for first six months of fiscal 2011		Management	For	For
2		Approve new edition of corporate documents		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	18,358	31-Aug-2011		20-Sep-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	1,082	31-Aug-2011		20-Sep-2011
FINANCIAL TECHNOLOGIES INDIA LTD
Security		Y24945118		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE111B01023		Agenda		703308468 - Management
Record Date				Holding Recon Date		23-Sep-2011
City /	Country	CHENNAI /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6257521 - B125Q67		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March 2011 and the
Profit & Loss Account for the year ended on that
date, together with the Reports of the Board of
Directors and Auditors thereon				Management	For	For
2		To confirm the payment of Interim Dividend(s) and to declare a Final Dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Pandurang G. Kakodkar, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Chandrakant Kamdar, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
5	Resolved that pursuant to the provisions of
Section 224 and other applicable provisions, if
any, of the Companies Act, 1956, M/s Deloitte
Haskins & Sells, Chartered Accountants, (ICAI
Registration No. 117566W) be and are hereby re-
appointed as the Statutory Auditors of the
Company, to hold office from the conclusion of
this Annual General Meeting till the conclusion of
the next Annual General Meeting at a
remuneration as may be mutually agreed to,
between the Board of Directors/Committee and
M/s Deloitte Haskins & Sells and reimbursement
of out-of-pocket expenses in connection with the
work of audit to be carried out by them				Management	For	For
6	Resolved that Mr. Chaitan M. Maniar who was
appointed as an Additional Director pursuant to
Section 260 of the Companies Act, 1956 and who
holds office upto the date of the Twenty Third
Annual General Meeting and in respect of whom
notice under Section 257 of the Companies Act,
1956 has been received proposing Mr. Chaitan
M. Maniar as a candidate for the office of Director
of the Company, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation				Management	For	For
7	Resolved that pursuant to the provisions of
Section 81 (1A) and other applicable provisions,
if any, of the Companies Act, 1956, ('the Act')
(including any statutory amendments thereto or
modifications or re-enactments thereof for the
time being in force) and in accordance with the
provisions of the Memorandum and Articles of
Association of the Company and in accordance
with the Regulations/Guidelines, if any,
prescribed by the Securities and Exchange Board				Management	For	For	None
of India (SEBI), the Reserve Bank of India (RBI),
the Foreign Exchange Management Act, 1999
(FEMA), the provisions of the Issue of Foreign
Currency Convertible Bonds (Through Depository
Mechanism) Scheme, 1995 (including any
statutory amendments thereto or modifications or
re-enactments thereof for the time being in force)
and the Listing Agreement entered into by the
CONTD
CONT	CONTD Company with the Stock Exchanges
where the shares of the Company are-listed and
all other applicable Laws and Regulations
framed/issued by any-appropriate or statutory
authority and subject to the Company obtaining
all-approvals, consents, permissions and
sanctions as may be required from the-
Government of India (GOI) and the Reserve
Bank of India (RBI) and all-governmental or
regulatory authorities and subject to such
conditions and-modifications as may be
prescribed or imposed whilst granting such
approvals,-consents, permissions and sanctions;
provided that such conditions and-modifications
as may be prescribed or imposed whilst granting
such approvals,-permissions and sanctions are
acceptable to the Board of Directors of the-
Company (hereinafter referred to as "the Board"
which term shall be deemed to-include CONTD				Non-Voting
CONT	CONTD "Committee" as may be constituted by
the Board), the consent and-approval of the
Company be and is hereby accorded to the
Board for issuance-of the Company's securities
(as defined below) in pursuance of one or more-
International or Domestic Public Offerings, by
way of direct issuance and-allotment of shares or
other securities including in the form of Global-
Depository Receipts (GDRs) and/or American
Depository Receipts (ADRs); and/or-any other
security linked to shares; and/or any other
convertible instruments-or securities such as
Bonds, Convertible Debentures, Foreign
Currency-Convertible Bonds (FCCBs),
Convertible Warrants (hereinafter referred to as-
Securities) to be subscribed by Foreign/Domestic
Investors including, but not-limited, to Non
Resident Indians (NRIs), Foreign Institutional
Investors-(FIIs), CONTD				Non-Voting
CONT	CONTD Qualified Institutional Buyers (QIBs),
Mutual Funds, Foreign Banks,-Foreign
Nationals/Companies and/or Corporate Bodies
and/or individuals or-otherwise, whether or not
such investors are Members of the Company, in
any-Foreign Currency or Indian Rupees, subject
to such conditions as the Board /-Committee may
consider appropriate, provided that the amount
for which the-Securities are to be issued shall not
exceed Rs 1000,00,00,000/-(Rupees One-
Thousand Crores) or its equivalent of any other
Foreign Currencies in one or-more tranches and				Non-Voting			None
shall be in accordance with all applicable laws
and-Regulations. The Board / Committee be and
is hereby authorized subject to-applicable laws
and regulations to issue, the aforesaid Securities
to the-investors, in such manner as they may
deem appropriate in their absolute-discretion,
CONTD
CONT	CONTD including the pricing and conversion, the
form and the persons to whom-the Securities
may be issued and all other terms and conditions
connected-therewith, in one or more tranches
and at a market price and/or at a premium-to
market price(s), and if necessary, in consultation
with the Lead Managers-and/or Underwriters
and/or other Advisors of the Company concerned
with the-offering, as they may deem appropriate.
Resolved further that in the event of-issue of
Securities by way of a Qualified Institutional
Placement, the-'Relevant Date' on the basis of
which the price of the securities shall be-
determined as specified under applicable law,
shall be the date of the-Meeting in which the
Board or the Committee of Directors duly
authorized by-the Board decides to open the
proposed issue of Securities or such other time-
as CONTD				Non-Voting
CONT	CONTD may be decided by the
Board/Committee, subsequent to the receipt of-
shareholders' approval in terms of Section 81
(1A) and other applicable-provisions, if any, of
the Act and other applicable laws, regulations
and-guidelines in relation to the proposed issue
of the Securities and allowed-under the SEBI
(Issue of Capital and Disclosure Requirements)
Regulations,-2009 ("SEBI ICDR Regulations")
from time to time. Resolved further that in-the
event of issue of Securities other than through a
Qualified Institutional-Placement to Qualified
Institutional Buyers, the relevant date on the
basis-of which price of the resultant Securities
shall be determined, shall be as-specified under
the respective applicable laws, prevalent at that
time.-Resolved further that without prejudice to
the generality, the issuance of-the CONTD				Non-Voting
CONT	CONTD securities may have to be subject to
such terms or conditions as are in-accordance
with prevalent market practices and applicable
Laws and-Regulations including but not limited to
the terms and conditions relating to-payment of
dividend, premium, the terms of issue of
additional shares or-variations in the price or
period of conversion of securities into equity-
shares or terms pertaining to voting rights or
conversion rights and that the-Company is also
entitled to enter into and execute all such
arrangements with-Lead Managers,
Underwriters, Guarantors, Depositories,
Custodians and all-such Agencies as may be
involved or concerned in such offering of
securities-and to remunerate all such Agencies
including by way of commissions,-brokerage,
fees or the like, also to seek the listing of such
securities or-securities CONTD				Non-Voting
CONT	CONTD representing the same in one or more
Domestic/International Stock-Exchanges, in
accordance with all applicable laws and
regulations. Resolved-further that the Company
and/or any Agencies or Bodies as are authorized
by-the Board/Committee may issue Depository
Receipts (including by way of GDRs-or ADRs or
FCCBs) represented by underlying shares in the
capital of the-Company or such other Securities
as may be required with such features and-
attributes as are prevalent in
International/Domestic Capital Markets for-
instruments of this nature and to provide for the
tradability and free-transferability thereof in
accordance with market practices and subject to-
applicable laws and regulations and the Articles
of Association of the-Company. Resolved further
that the Securities issued in foreign markets
shall-be deemed to CONTD				Non-Voting
CONT	CONTD have been made abroad and/or in the
market and/or at the place of issue-of the
securities in the International market and may be
governed by-applicable laws. Resolved further
that the Board/Committee be and is hereby-
authorized to issue and allot such number of
Securities as may be required to-be issued and
allotted upon conversion of any Securities
(referred to above)-or as may be necessary in
accordance with the terms of the offering. The-
equity shares so issued and allotted upon
conversion of underlying Securities-shall rank in
all respects pari passu with the existing equity
shares of the-Company. Resolved further that for
the purpose of giving effect to any-issuances,
offerings or allotments of Securities as described
above, the-Board/Committee be and is hereby
authorized, on behalf of the Company, to do-all
CONTD				Non-Voting
CONT	CONTD such acts, deeds, matters and things as
the Board may, in its absolute-discretion, deem
necessary or desirable, for such purpose,
including without-limitation, entering into
arrangements for managing, underwriting,
marketing,-listing, trading, and appointing Lead
Managers, Underwriters, Guarantors,-
Depositories, Custodians, Registrars and such
other agencies and to issue any-Prospectus or
Offering Documents and sign the same and all
other required-applications, filings, deeds,
documents and writings and to pay any fees,-
commissions, remuneration and expenses
relating to the Offerings and with-power on behalf
of the Company to settle all questions, difficulties
or-doubts, that may arise in regard to such
Offerings as the Board may, in its-absolute
discretion, deem fit. Resolved further that the
Board be and is-CONTD				Non-Voting
CONT		CONTD hereby authorized to delegate all or any of the powers described above-to any Committee of Directors or to the Chairman & Managing Director or any-Directors or any officers of the Company		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	1,096	31-Aug-2011		15-Sep-2011
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	23,539	31-Aug-2011		20-Sep-2011
JINDAL STEEL & POWER LTD
Security		Y4447P100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE749A01030		Agenda		703321682 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	HISAR /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6726816		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Balance Sheet as at 31st March, 2011 and Profit & Loss Account for the financial year ended on that date and the Reports of Directors and Auditors thereon		Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a Director in place of Smt. Savitri Jindal who retires by rotation and being eligible offers herself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri Ratan Jindal who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Shri Arun Kumar Purwar who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Shri Anand Goel who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
7	To appoint M/s S.S. Kothari Mehta & Co.,
Chartered Accountants (Firm Registration No.
000756N) as Auditors of the Company to hold
office from the conclusion of this meeting upto
the conclusion of the next Annual General
Meeting and to fix their remuneration				Management	For	For
8	Resolved that in accordance with the provisions
of Section 257 and all other applicable
provisions, if any, of the Companies Act, 1956,
Shri Naushad Akhter Ansari, be and is hereby
appointed as Director of the Company, liable to
retire by rotation				Management	For	For
9	Resolved that pursuant to the provisions of
Sections 198, 269, 309 and other applicable
provisions, if any, and Schedule XIII to the
Companies Act, 1956 and Article 139 of the
Articles of Association of the Company, the
Company hereby approves the appointment of
Shri Naushad Akhter Ansari as Wholetime
Director of the Company for a period of five years
w.e.f 1st December, 2010 on the Specified terms
and conditions; Resolved further that
notwithstanding anything to the contrary
contained hereinabove, where in any financial
year during the currency of his tenure, the
Company has no profits or its profits are
inadequate, the Company will pay remuneration
by way of basic salary, performance based target
variable pay, benefits, perquisites, allowances,
reimbursements and facilities as specified above				Management	For	For
10	Resolved by way of special resolution that
pursuant to Sections 198, 269, 309, 310 and all
other applicable provisions, if any, and Schedule
XIII to the Companies Act, 1956 read with Article
139 of Articles of Association of the Company,
the Company hereby approves the
reappointment of Shri Vikrant Gujral as
Wholetime Director and designates him as Group
Vice Chairman and Head Global Ventures of the
Company for the period from 17th April, 2011 to
31st March, 2014 on the following terms and
conditions: (a) Basic salary of Rs. 5,37,634/-
(Rupees five lacs thirty seven thousand six
hundred thirty four only) per month. (b)
Performance based target variable pay,
management incentive, benefits, perquisites,
allowances, reimbursements and facilities as may
be determined by the Board, from time to time.
CONTD				Management	For	For
CONT	CONTD Resolved further That the remuneration
as per the terms mentioned-hereinabove will be
payable to Shri Vikrant Gujral, Group Vice
Chairman and-Head Global Ventures for the
period from 1st April, 2011 upto 16th April,-2011
also being revision of salary as per Company's
Policy. Resolved further-that notwithstanding
anything to the contrary contained hereinabove,
where in-any financial year during the currency of
his tenure, the Company has no-profits or its
profits are inadequate, the Company will pay
remuneration by-way of basic salary,
performance based target variable pay,
management-incentive, benefits, perquisites,
allowances, reimbursements and facilities-as
specified above				Non-Voting
11	Resolved that pursuant to Sections 198, 309, 310
and all other applicable provisions, if any, and
Schedule XIII to the Companies Act, 1956, the
Company hereby approves the revision of
remuneration of Shri Anand Goel, Joint Managing
Director of the Company with effect from 1st
April, 2011 in the following manner: (a) Basic
salary of Rs. 6,45,161/-(Rupees six lacs forty five
thousand one hundred sixty one only) per month.
(b) Performance based target variable pay,
benefits, perquisites, allowances,
reimbursements and facilities as may be
determined by the Board, from time to time.
CONTD				Management	For	For
CONT	CONTD Resolved further that notwithstanding
anything to the contrary-contained hereinabove,
where in any financial year during the currency of
his-tenure, the Company has no profits or its
profits are inadequate, the Company-will pay
remuneration by way of basic salary,
performance based target-variable pay, benefits,
perquisites, allowances, reimbursements and-
facilities as specified above				Non-Voting
12	Resolved that pursuant to Sections 198, 309, 310
and all other applicable provisions, if any, and
Schedule XIII to the Companies Act, 1956, the
Company hereby approves the revision of
remuneration of Shri Naushad Akhter Ansari,
Wholetime Director of the Company with effect
from 1st April, 2011 in the following manner: (a)
Basic salary of Rs. 2,42,190/-(Rupees two lacs
forty two thousand one hundred ninety only) per
month. (b) Performance based target variable
pay, benefits, perquisites, allowances,
reimbursements and facilities as may be
determined by the Board, from time to time.
CONTD				Management	For	For
CONT	CONTD Resolved further that notwithstanding
anything to the contrary-contained hereinabove,
where in any financial year during the currency of
his-tenure, the Company has no profits or its
profits are inadequate, the Company-will pay
remuneration by way of basic salary,
performance based target-variable pay, benefits,
perquisites, allowances, reimbursements and-
facilities as specified above				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGS BASIC MATERIALS MAURITIUS	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	1,799	03-Sep-2011		15-Sep-2011
CITIC PACIFIC LTD, HONG KONG
Security		Y1639J116		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		HK0267001375		Agenda		703322153 - Management
Record Date		28-Sep-2011		Holding Recon Date		28-Sep-2011
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		26-Sep-2011
SEDOL(s)		2289067 - 5296882 - 6196152 - B16T9Y4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110901/LTN201109011278.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To re-elect Mr. Gregory Lynn Curl as director of the Company		Management	For	For
2		To re-elect Mr. Francis Siu Wai Keung as director of the Company		Management	For	For
3		To approve the Sale and Purchase Agreement and the transactions contemplated therein		Management	For	For
4		To approve additional remuneration for any independent non-executive director serving on the Special Committee		Management	For	For
5		To approve the amendments to the Articles of Association		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	10,000	03-Sep-2011		27-Sep-2011
UNITED SPIRITS LTD
Security		Y92311102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE854D01016		Agenda		703324309 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6576992 - B05MTH0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the accounts for the year ended March 31, 2011 and the reports of the Auditors and Directors thereon		Management	For	For
2		To declare dividend on Equity Shares		Management	For	For
3		To elect a Director in the place of Mr. M.R. Doraiswamy Iyengar, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To elect a Director in the place of Mr. B. M. Labroo, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	Resolved that M/s. Walker, Chandiok & Co.,
Chartered Accountants, be and are hereby
appointed Statutory Auditors of the Company to
hold office from the conclusion of this Annual
General Meeting till the conclusion of the next
Annual General Meeting on a remuneration to be
fixed by the Board of Directors of the Company,
in place of the retiring auditors M/s. Price
Waterhouse, Chartered Accountants, who are not
seeking re-appointment				Management	For	For
6	Resolved that Mr. Ashok Capoor, who was
appointed as an Additional Director by the Board
of Directors of the Company, be and is hereby
appointed as a Director of the Company, not
subject to retirement by rotation so long as he
holds the office of the Managing Director of the
Company				Management	For	For
7	Resolved that subject to the provisions of Section
269, read with Schedule XIII and other applicable
provisions of the Companies Act, 1956, or any
statutory modification or re-enactment thereof,
Mr. Ashok Capoor be and is hereby appointed as
Managing Director of the Company with effect
from May 2, 2011 for a period of three years, on
the terms and conditions as specified. Provided
that the remuneration payable to Mr Ashok
Capoor (including Salary, Special Allowance,
Personal Allowance, Performance Evaluation
Payment, Contribution Improvement Incentive
Scheme (CRIIS), Long Term Incentive Payment
(LTIP), Perquisites, Benefits, Amenities and
Facilities) shall be subject to the provisions laid
down in Sections 198 and 309 and Schedule XIII
of the Companies Act, 1956 or any other
statutory provisions, modifications and CONTD				Management	For	For
CONT	CONTD re-enactments thereof. Further resolved
that the remuneration as-aforesaid by way of
Salary, Special Allowance, Personal Allowance,-
Performance Evaluation Payment, Contribution
Improvement Incentive Scheme-(CRIIS), Long
Term Incentive Payment (LTIP), Perquisites,
Benefits, Amenities-and Facilities shall be paid
and provided as "minimum remuneration" to Mr-
Ashok Capoor notwithstanding the absence or
inadequacy of profits in any-financial year of the
Company during the tenure of his office as the
Managing-Director of the Company, subject to
the approval of the Central Government,-if
required. Further resolved that, the Managing
Director, Mr Ashok Capoor be-entrusted with
substantial powers of management and will be
responsible for-the general conduct and
management of the business and affairs of the-
Company, CONTD				Non-Voting
CONT	CONTD subject to the superintendence, control
and supervision of the Board of-Directors of the
Company. Further resolved that Mr Ashok
Capoor shall not be-subject to retirement by
rotation so long as he continues as Managing-
Director of the Company				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	6,355	23-Sep-2011		27-Sep-2011
UNITED SPIRITS LTD
Security		Y92311102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE854D01016		Agenda		703324309 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6576992 - B05MTH0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the accounts for the year ended March 31, 2011 and the reports of the Auditors and Directors thereon		Management	For	For
2		To declare dividend on Equity Shares		Management	For	For
3		To elect a Director in the place of Mr. M.R. Doraiswamy Iyengar, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To elect a Director in the place of Mr. B. M. Labroo, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	Resolved that M/s. Walker, Chandiok & Co.,
Chartered Accountants, be and are hereby
appointed Statutory Auditors of the Company to
hold office from the conclusion of this Annual
General Meeting till the conclusion of the next
Annual General Meeting on a remuneration to be
fixed by the Board of Directors of the Company,
in place of the retiring auditors M/s. Price
Waterhouse, Chartered Accountants, who are not
seeking re-appointment				Management	For	For
6	Resolved that Mr. Ashok Capoor, who was
appointed as an Additional Director by the Board
of Directors of the Company, be and is hereby
appointed as a Director of the Company, not
subject to retirement by rotation so long as he
holds the office of the Managing Director of the
Company				Management	For	For
7	Resolved that subject to the provisions of Section
269, read with Schedule XIII and other applicable
provisions of the Companies Act, 1956, or any
statutory modification or re-enactment thereof,
Mr. Ashok Capoor be and is hereby appointed as
Managing Director of the Company with effect
from May 2, 2011 for a period of three years, on
the terms and conditions as specified. Provided
that the remuneration payable to Mr Ashok
Capoor (including Salary, Special Allowance,
Personal Allowance, Performance Evaluation
Payment, Contribution Improvement Incentive
Scheme (CRIIS), Long Term Incentive Payment
(LTIP), Perquisites, Benefits, Amenities and
Facilities) shall be subject to the provisions laid
down in Sections 198 and 309 and Schedule XIII
of the Companies Act, 1956 or any other
statutory provisions, modifications and CONTD				Management	For	For
CONT	CONTD re-enactments thereof. Further resolved
that the remuneration as-aforesaid by way of
Salary, Special Allowance, Personal Allowance,-
Performance Evaluation Payment, Contribution
Improvement Incentive Scheme-(CRIIS), Long
Term Incentive Payment (LTIP), Perquisites,
Benefits, Amenities-and Facilities shall be paid
and provided as "minimum remuneration" to Mr-
Ashok Capoor notwithstanding the absence or
inadequacy of profits in any-financial year of the
Company during the tenure of his office as the
Managing-Director of the Company, subject to
the approval of the Central Government,-if
required. Further resolved that, the Managing
Director, Mr Ashok Capoor be-entrusted with
substantial powers of management and will be
responsible for-the general conduct and
management of the business and affairs of the-
Company, CONTD				Non-Voting
CONT	CONTD subject to the superintendence, control
and supervision of the Board of-Directors of the
Company. Further resolved that Mr Ashok
Capoor shall not be-subject to retirement by
rotation so long as he continues as Managing-
Director of the Company				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGS CONSUMER GOODS MAURITIUS	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	855	07-Sep-2011		15-Sep-2011
MALAYAN BANKING BHD MAYBANK
Security		Y54671105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		MYL1155OO000		Agenda		703326276 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		22-Sep-2011
SEDOL(s)		5347218 - 6556325 - B02GT19		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 30 June 2011 together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To approve the payment of a Final Dividend of 32 sen per ordinary share less 25% income tax, for the financial year ended 30 June 2011 as recommended by the Board		Management	For	For
3		To re-elect the following Director, who retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Dato' Dr Tan Tat Wai		Management	For	For
4		To re-elect the following Director, who retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Encik Zainal Abidin bin Jamal		Management	For	For
5		To re-elect the following Director, who retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Mr. Cheah Teik Seng		Management	For	For
6		To re-elect Datuk Mohaiyani binti Shamsudin who retires in accordance with Article 100 of the Company's Articles of Association		Management	For	For
7		That Mr. Alister Maitland, retiring pursuant to Section 129(6) of the Companies Act, 1965, be re-appointed a Director of the Company to hold office until the next Annual General Meeting		Management	For	For
8	To approve directors' remuneration as follows:-
(a) payment of directors' fees amounting to
RM300,000 per annum for the Non-Executive
Chairman, RM285,000 per annum for the Non-
Executive Vice Chairman and RM 190,000 per
annum for each Non-Executive Director with
effect from 1 July 2010; and (b) payment of
directors' fees in respect of Board Committees
amounting to RM45,000 per Committee per
annum for the Non-Executive Committee
Chairman and RM30,000 per Committee per
annum for each Non-Executive Director with
effect from 1 July 2010				Management	For	For
9		To re-appoint Messrs Ernst & Young as Auditors of the Company for the 6-month financial period ending 31 December 2011 and to authorise the Directors to fix their remuneration		Management	For	For
10		Authority to directors to issue shares		Management	For	For
11	Allotment and issuance of new ordinary shares of
RM1.00 each in Maybank ("Maybank Shares") in
relation to the recurrent and optional dividend
reinvestment plan that allows shareholders of
Maybank ("shareholders") to reinvest their
dividend to which the dividend reinvestment plan
applies, in new ordinary shares of RM1.00 each
in Maybank ("dividend reinvestment plan")				Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 8. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	49,300	08-Sep-2011		23-Sep-2011
MOSER-BAER (INDIA) LTD
Security		Y61392117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE739A01015		Agenda		703326810 - Management
Record Date				Holding Recon Date		26-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6164751 - B3BJ039		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at 31st March 2011, Profit and
Loss Account for the year ended on that date and
the Auditor's Report thereon and the Directors'
Report thereto				Management	For	For
2		To appoint a Director in place of Mr. Frank E Dangeard, who retires by rotation and, being eligible, seeks reappointment		Management	For	For
3		To appoint a Director in place of Mr. V.N. Koura, who retires by rotation and, being eligible, seeks re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Prakash Karnik, who retires by rotation and, being eligible, seeks re-appointment		Management	For	For
5	Resolved that Walker, Chandiok & Co.,
Chartered Accountants (FRN No. 001076N), in
respect of whom a notice in writing from a
member of the Company signifying his intention
to appoint them as the Auditors of the Company
has been received pursuant to Section 225 of the
Companies Act, 1956, be and are hereby
appointed as Auditors of the Company in place of
M/s Price Waterhouse (FRN No. 012754N),
Chartered Accountants, the retiring Auditors, to
hold office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual general Meeting on a remuneration to be
decided by the Board of Directors/Committee of
the Company in consultations with them				Management	For	For
6	Resolved that Mr. Vineet Sharma, was appointed
as an Additional Director of the Company by the
Board of Directors as per Articles of Association
of the Company and Section 260 of the
Companies Act, 1956 and who holds office upto
the date of this Annual General Meeting and in
respect of whom the Company has received a
Notice in writing proposing his candidature for the
office of Director, under Section 257 of the
Companies Act, 1956 and who being eligible for
appointment to the office of Director, be and is
hereby appointed as Independent Director of the
Company liable to retire by rotation				Management	For	For
7	Resolved that pursuant to the provisions of
Section 269 read with Schedule XIII and other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modification or
re-enactment thereof for the time being in force)
and Articles of Association of the Company,
consent of the shareholders of the Company be
and is hereby accorded to re-appoint Mr. Deepak
Puri as Managing Director of the Company for a
period of five years with effect from 1st
September, 2011. Further resolved that pursuant
to the provisions of Sections 198, 269 and 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification or re-
enactment thereof for the time being in force) and
subject to such sanctions and approvals as may
be necessary, approval of the Company be and
is hereby accorded CONTD				Management	For	For
CONT	CONTD to pay a remuneration of Rs.
4,00,00,000 (Rupees Four Crores only) per-
annum to Mr. Deepak Puri, Managing Director of
the Company, the details of-which are given in
the Explanatory Statement annexed hereto.
Further resolved-that consent of the shareholders
of the Company be and is hereby also-accorded
that where in any financial year during the
currency of tenure of-Mr. Deepak Puri as
Managing Director, the Company has no profits
or its-profits are inadequate, then remuneration of
Rs. 4,00,00,000 (Rupees Four-Crores only) be
paid to him with the prior approval of Central
Government or-such other amount upto the limit
of Rs. 4,00,00,000 (Rupees Four Crores only)-as
may be permitted by the Central Government, in
accordance with the-provisions of Section II of
Part II of Schedule XIII of the Companies Act,-
1956 at that time. CONTD				Non-Voting
CONT	CONTD Further resolved that the Board of
Directors of the Company or any-committee
thereof be and is hereby authorized to do all such
acts, deeds and-things as in its absolute
discretion it may think necessary, expedient or-
desirable; to settle any question or doubt that
may arise in relation thereto-in order to give
effect to the foregoing resolution and to seek
such-approval/consent from the government
departments, as may be required in this-regard.
Further resolved that the Board of Directors of
the Company or any-committee thereof be and is
hereby also authorized to amend, alter, modify
or-otherwise vary the terms and conditions of
appointment of Mr. Deepak Puri,-Managing
Director, including the components of the above
mentioned-remuneration payable to him subject
to the overall cap of Rs. 4,00,00,000-(Rupees
Four Crores only) per annum				Non-Voting
8	Resolved that pursuant to the provisions of
Section 269 read with Schedule XIII and other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modification or
re-enactment thereof for the time being in force)
and Articles of Association of the Company,
consent of the shareholders of the Company be				Management	For	For	None
and is hereby accorded to re-appoint Mrs. Nita
Puri as a Whole Time Director of the Company
for a period of five years with effect from 1st
December, 2011. Further resolved that pursuant
to the provisions of Sections 198, 269 and 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification or re-
enactment thereof for the time being in force) and
subject to such sanctions and approvals as may
be necessary, approval of the Company be and
is hereby CONTD
CONT	CONTD accorded to pay a remuneration of Rs.
57,50,000 per annum (Rupees Fifty-Seven lakhs
Fifty Thousand Only) to Mrs. Nita Puri, Whole
Time Director of-the Company, the details of
which are given in the Explanatory Statement-
annexed hereto. Further resolved that consent of
the shareholders of the-Company be and is
hereby also accorded that where in any financial
year-during the currency of tenure of Mrs. Nita
Puri as a Whole Time Director, the-Company has
no profits or its profits are inadequate, then
remuneration as-decided above be paid to her
with the prior approval of Central Government or-
such other amount upto the limit as decided
above as may be permitted by the-Central
Government, in accordance with the provisions of
Section II of Part-II of Schedule XIII of the
Companies Act, 1956 at that time. Further
resolved-that CONTD				Non-Voting
CONT	CONTD the Board of Directors of the Company
or any committee thereof be and-is hereby
authorized to do all such acts, deeds and things
as in its absolute-discretion it may think
necessary, expedient or desirable; to settle any-
question or doubt that may arise in relation
thereto in order to give effect-to the foregoing
resolution and to seek such approval/consent
from the-government departments, as may be
required in this regard. Further resolved-that the
Board of Directors of the Company or any
committee thereof be and is-hereby also
authorized to amend, alter, modify or otherwise
vary the terms-and conditions of appointment of
Mrs. Nita Puri, Whole Time Director,-including the
components of the above mentioned
remuneration payable to her-subject to the
overall cap of Rs. 57,50,000 per annum (Rupees
Fifty Seven-lakhs Fifty Thousand Only)				Non-Voting
9	Resolved that pursuant to the provisions of
Section 269 read with Schedule XIII and other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modification or
re-enactment thereof for the time being in force)
and Articles of Association of the Company,
consent of the shareholders of the Company be
and is hereby accorded to re-appoint Mr. Ratul
Puri as Executive Director of the Company for a
period of five years with effect from 1st October,
2011. Further resolved that pursuant to the
provisions of Sections 198, 269 and 309 read				Management	For	For	None
with Schedule XIII and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification or re-
enactment thereof for the time being in force) and
subject to such sanctions and approvals as may
be necessary, approval of the Company be and
is hereby accorded to pay a CONTD
CONT	CONTD remuneration of Rs. 2,40,00,000
(Rupees Two Crores Forty lakhs only)-per annum
to Mr. Ratul Puri, Executive Director of the
Company, the details-of which are given in the
Explanatory Statement annexed hereto. Further-
resolved that consent of the shareholders of the
Company be and is hereby-also accorded that
where in any financial year during the currency of
tenure-of Mr. Ratul Puri as Executive Director,
the Company has no profits or its-profits are
inadequate, then remuneration of Rs.
2,40,00,000 (Rupees Two-Crores Forty lakhs
only) be paid to him with the prior approval of
Central-Government or such other amount upto
the limit of Rs. 2,40,00,000 (Rupees Two-Crores
Forty lakhs only) as may be permitted by the
Central Government, in-accordance with the
provisions of Section II of Part II of Schedule XIII
of-the Companies Act, 1956 at that time. CONTD				Non-Voting
CONT	CONTD Further resolved that the Board of
Directors of the Company or any-committee
thereof be and is hereby authorized to do all such
acts, deeds and-things as in its absolute
discretion it may think necessary, expedient or-
desirable; to settle any question or doubt that
may arise in relation thereto-in order to give
effect to the foregoing resolution and to seek
such-approval/ consent from the government
departments, as may be required in this-regard.
Further resolved that the Board of Directors of
the Company or any-committee thereof be and is
hereby also authorized to amend, alter, modify
or-otherwise vary the terms and conditions of
appointment of Mr. Ratul Puri,-Executive
Director, including the components of the above
mentioned-remuneration payable to him subject
to the overall cap of Rs. 2,40,00,000-(Rupees
Two Crores Forty lakhs only) per annum				Non-Voting
10	Resolved that pursuant to the provisions of
Section 293 (1) (e) of the Companies Act, 1956
and other provisions, if any of the Companies
Act, 1956 or rules made there-under, consent of
the members of the Company be and is hereby
granted to the Board of Directors to contribute,
donate, subscribe or otherwise provide
assistance from time to time to any charitable,
public, social, benevolent or general fund,
society, association, Institutions, trust,
organization, not directly relating to the business
of the Company or the welfare of its employees,
for taking up any programme, activities of social,
cultural, educational, economic, rural
development of people at large and/or incur any
expenditure on their behalf, upto an amount not
exceeding Rs. 70,00,000 (Rupees Seventy Lakh
Only) for the financial year 2011- 12 CONTD				Management	For	For
CONT	CONTD notwithstanding the fact that said
amount may exceed Rs. 50,000 or 5%-of the
Company's average net profit as determined in
accordance with the-provisions of section 349
and 350 of the Companies Act, 1956 during the
three-financial years immediately preceding the
current Financial Year, whichever-is greater				Non-Voting
11	Resolved that pursuant to the provisions of
Section 16, 94 and other applicable provisions, if
any, of the Companies Act, 1956 (including any
statutory amendment, modification or re-
enactment thereof, for the time being in force)
consent of the members be and is hereby
accorded to cancel unissued Seven Lakh Fifty
Thousand Preference Shares of Rs. 100 each
from the existing Authorized Capital of the
Company of Rs. 270,00,00,000 (Rupees Two
Hundred Seventy Crores only) divided into
2,62,500,000 (Twenty Six Crores Twenty Five
Lacs) Equity shares of Rs. 10 (Rupees Ten) each
and 7,50,000 (Seven Lakhs Fifty Thousand)
Preference shares of Rs. 100 (Rupees One
Hundred) each and reclassify the Authorised
Capital of the Company to Rs. 270,00,00,000
(Rupees Two Hundred Seventy Crores only)
divided into 2,70,000,000 (Twenty Seven Crores)
Equity shares of Rs. 10 (Rupees Ten) each.
CONTD				Management	For	For
CONT	CONTD Resolved further that pursuant to the
provisions of Section 16, 94 and-all other
applicable provisions, if any, of the Companies
Act, 1956, Articles-of Association of the
Company, the authorised share capital of the
Company be-and is hereby increased from Rs.
270,00,00,000 (Rupees Two Hundred Seventy-
Crores only) divided into 2,70,000,000 (Twenty
Seven Crores) Equity shares of-Rs. 10 (Rupees
Ten) each to Rs. 300,00,00,000 (Rupees Three
Hundred Crores-only) divided into 30,00,00,000
(Thirty Crores) Equity shares of Rs. 10-(Rupees
Ten) each. Resolved further that for the purpose
of giving effect to-this resolution, Mr. Deepak
Puri, Managing Director, Mr. Ratul Puri,-
Executive Director or Ms. Minni Katariya,
Company Secretary of the Company be-and are
CONTD				Non-Voting
CONT	CONTD hereby severally authorised to do all
such acts, deeds, matters and-things as they
may in their absolute discretion deem expedient,
necessary,-fit or proper in connection therewith or
incidental thereto and to settle-all/any questions,
doubts or difficulties which may arise in this
regard				Non-Voting
12	Resolved that, upon Resolution No. 11 above
pertaining to increase in Authorised Share
Capital becoming effective, Clause V of the
Memorandum of Association of the Company be
altered by deletion of the existing Clause V and
substitution in place thereof the following Clause
as Clause V: "V. The Authorised Share Capital of
the Company is Rs. 300,00,00,000/- (Rupees
Three Hundred Crores only) divided into
3,00,000,000 (Thirty Crores) Equity shares of Rs.
10/-(Rupees Ten) each."				Management	For	For
13	Resolved that, upon Resolution No. 11 above
pertaining to increase in Authorised Share
Capital becoming effective, Article 5 of the
Articles of Association be altered by deletion of
the existing Article 5 and substitution in place
thereof the following Article as Article 5:. "The
Authorised Share Capital of the Company shall
be such amount and be divided into such shares
as may, from time to time, be provided in Clause
V of the Memorandum of Association payable in
the manner as may be determined by the
Directors from time to time, with power to
increase, reduce, sub-divide, or to repay the
same or to divide the same into several classes
and to attach thereto any right and to consolidate
or sub-divide or re-organise the shares subject to
the provisions of the Act, to vary such rights as
may be determined in accordance with the
Company's regulations and legislative provisions
for the time being in force in that behalf."				Management	For	For
14	Resolved that pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendments thereto or re-enactment thereof),
the Securities and Exchange Board of India
(Issue of Capital and Disclosure Requirements)
Regulations, 2009 (ICDR Regulations) and
subject to such approvals, permissions, consents
and sanctions as may be necessary from the
Government of India (GOI), the Reserve Bank of
India (RBI), the provisions of the Foreign
Exchange Management Act, 1999 (FEMA) and
other applicable regulations, schemes and
subject to the approval, consent, permission and
/ or sanction of the Ministry of Finance
(Department of Economic Affairs) and Ministry of
Industry (Foreign Investment Promotion Board /
Secretariat for Industrial Assistance) and all other
Ministries CONTD				Management	For	For
CONT	CONTD / Departments of the Government of
India, the RBI and the Securities-and Exchange
Board of India (SEBI) and / or any other
competent authorities-and the enabling
provisions of the Memorandum and Articles of
Association of-the Company, the Listing
Agreements entered into by the Company with
the-Stock Exchanges where the Company's
shares are listed and in accordance with-the
regulations and guidelines issued by the GOI,
RBI, SEBI and any competent-authorities and
clarifications issued thereon from time to time
and subject-to all other necessary approvals,
permissions, consents and sanctions of-
concerned statutory and other authorities and
subject to such conditions and-modifications as
may be prescribed by any of them while granting
such-approvals, permissions, consents and
sanctions and which may be agreed to by-the
CONTD				Non-Voting
CONT	CONTD Board of Directors of the Company
(hereinafter referred to as 'the-Board', which term
shall include any Committee thereof) consent of
the-shareholders of the Company be and is
hereby accorded to create, offer, issue-and allot
in one or more tranches, whether rupee
denominated or denominated-in foreign currency,
in the course of international and / or domestic-
offering(s) in one or more foreign markets, for a
value of upto USD 125-Million such number of
Global Depository Receipts (GDRs), American
Depository-Receipts (ADRs), Foreign Currency
Convertible Bonds (FCCBs), and / or Equity-
Shares through Depository Receipt Mechanism
and / or any Other Financial-Instruments (OFIs)
convertible into or linked to Equity Shares or with
or-without detachable warrants with a right
exercisable by the warrant holders-to convert or
CONTD				Non-Voting
CONT	CONTD subscribe to the Equity Shares or
otherwise, in registered or bearer-form
(hereinafter collectively referred to as 'the
Securities') or any-combination of Securities to
any person including foreign / resident-investors
(whether institutions, incorporated bodies, mutual
funds and / or-individuals or otherwise), Foreign
Institutional Investors, Promoters, Indian-and/or
Multilateral Financial Institutions, Mutual Funds,
Non-Resident-Indians, Employees of the
Company and / or any other categories of
investors,-whether they be holders of shares of
the Company or not (collectively called-the
'Investors') including allotment in exercise of a
green shoe option, if-any, by the Company,
through private placement(s) at such time or
times, at-such price or prices, at a discount or
premium to the market price or prices-in such
CONTD				Non-Voting
CONT	CONTD manner and on such terms and
conditions including security, rate of-interest, etc.,
as may be decided by and deemed appropriate
by the Board in-its absolute discretion including
the discretion to determine the categories-of
Investors to whom the offer, issue and allotment
shall be made to the-exclusion of all other
categories of Investors at the time of such issue
and-allotment considering the prevailing market
conditions and other relevant-factors wherever
necessary in consultation with the Lead
Managers, as the-Board in its absolute discretion
may deem fit and appropriate. Resolved-further
that subject to the provisions of Section 81(1A)
and other applicable-provisions, if any, of the
Companies Act, 1956 (including any
amendments-thereto or re-enactment thereof),
approval of the shareholders and the-provisions
of CONTD				Non-Voting
CONT	CONTD the Securities and Exchange Board of
India Regulations and the-provisions of the
Foreign Exchange Management Act, (FEMA) and
regulations-made there under, the Board of
Directors may at their absolute discretion,-issue,
offer and allot Equity Shares or Warrants
convertible into Equity-Shares simultaneously				Non-Voting			None
with non convertible debentures upto the amount
of USD-125 Million inclusive of such premium, as
specified above, to Qualified-Institutional Buyers
(as defined by the ICDR Regulations) pursuant to
a-qualified institutional placement, as provided
under Chapter VIII of the ICDR-Regulations.
Resolved further that if any issue of Securities is
made by way-of a Qualified Institutions
Placement in terms of Chapter VIII of the ICDR-
Regulations (hereinafter referred to as 'Eligible
Securities' within the-meaning of the CONTD
CONT	CONTD ICDR Regulations), the Eligible
Securities, or any combination of-Eligible
Securities as may be decided by the Board,
issued for such purpose,-shall be fully paid-up
and the allotment of such Eligible Securities or
any-combination thereof, shall be completed
within twelve months from the date of-this
resolution or such other time as may be allowed
under the ICDR-Regulations from time to time at
such price being not less than the price-
determined in accordance with the pricing
formula provided under Chapter VIII-of the ICDR
Regulations and the Eligible Securities shall not
be eligible to-be sold for a period of twelve
months from the date of allotment, except on a-
recognized stock exchange, or except as may be
permitted from time to time-under the ICDR
Regulations. Resolved further that in the event
that Equity-CONTD				Non-Voting
CONT	CONTD Shares are issued to Qualified
Institutional Buyers under Chapter VIII-of the
ICDR Regulations, the relevant date for the
purpose of pricing of the-securities shall be
determined by the Board (which expression
includes any-Committee thereof constituted or to
be constituted to exercise its powers) at-a price
being not less than the price determined in
accordance with the-pricing formula provided
under Chapter VIII of the ICDR Regulations-
subsequent to the receipt of shareholders'
approval in terms of Section-81(1A) and other
applicable provisions, if any, of the Companies
Act and-other applicable laws, regulations and
guidelines. Resolved further that in-the event that
Warrants which are convertible into Equity
Shares of the-Company are issued
simultaneously with non convertible debentures
to-Qualified Institutional CONTD				Non-Voting
CONT	CONTD buyers under Chapter VIII of the ICDR
Regulations, the relevant date-for the purpose of
pricing of such securities, shall be the meeting in
which-the Board decides to open the issue of
such Warrants simultaneously with non-
convertible debentures subsequent to the receipt
of shareholders' approval in-terms of Section
81(1A) and other applicable provisions, if any, of
the-Companies Act and other applicable laws,
regulations and guidelines OR the-date on which
the holder of such Warrants, which are				Non-Voting			None
convertible into or-exchangeable with the Equity
Shares, becomes entitled to apply for the Equity-
Shares against such Warrants. Resolved further
that in the event the-Securities are proposed to
be issued through international offerings, the-
relevant date for the purpose of pricing the
Securities shall be the meeting-in CONTD
CONT	CONTD which the Board decides to open the
issue of such Securities subsequent-to the
receipt of shareholders' approval in terms of
Section 81(1A) and other-applicable provisions, if
any, of the Companies Act and other applicable-
laws, regulations and guidelines and in
accordance with the 1993 Scheme and-other
applicable pricing provisions issued by the
Ministry of Finance.-Resolved further that without
prejudice to the generality of the above, the-
aforesaid Securities and the Eligible Securities
may have such features and-attributes or any
terms or combination of terms in accordance
with-international practices to provide for the
tradability and free-transferability thereof as per
the prevailing practices and regulations in-the
capital markets including but not limited to the
terms and conditions in-relation to payment
CONTD				Non-Voting
CONT	CONTD of interest, additional interest, premium
on redemption, prepayment and-any other debt
service payments whatsoever including terms for
issue of-additional Equity Shares or variation of
the conversion price of the-Securities and the
Eligible Securities during the duration of the
Securities-and the Eligible Securities and the
Board be and is hereby authorised in its-absolute
discretion, in such manner as it may deem fit, to
dispose off such-of the Securities and the Eligible
Securities that are not subscribed.-Resolved
further that: (i) the Securities to be so created,
offered, issued-and allotted shall be subject to
the provisions of the Memorandum and-Articles
of Association of the Company; and (ii) the
underlying Equity Shares-shall rank pari passu
with the existing Equity Shares of the Company.-
Resolved further CONTD				Non-Voting
CONT	CONTD that the issue of Equity Shares
underlying the Securities to the-holders of the
Securities shall, inter alia, be subject to the
following-terms and conditions: (a) in the event of
the Company making a bonus issue by-way of
capitalization of its profits or reserves prior to the
allotment of-the Equity Shares, the number of
shares to be allotted shall stand augmented-in
the same proportion in which the Equity Share
capital increases as a-consequence of such
bonus issue and the premium, if any, shall stand
reduced-pro tanto; (b) in the event of the
Company making a rights offer by issue of-Equity
Shares prior to the allotment of the Equity
Shares, the entitlement to-the Equity Shares shall
stand increased in the same proportion as that of
the-rights offer and such additional Equity Shares
shall be offered to the CONTD				Non-Voting
CONT	CONTD holders of the Securities or the Eligible
Securities at the same price-at which the same
are offered to the existing shareholders; and (c)
in the-event of any merger, amalgamation,
takeover or any other re-organization, the-
number of shares, the price and the time period
as aforesaid shall be-suitably adjusted. Resolved
further that the Board be and is hereby-
authorised to appoint Lead Managers,
Underwriters, Guarantors, Depositories,-
Custodians, Registrars, Trustees, Bankers,
Lawyers, Advisors and all such-Agencies as may
be involved or concerned in such offerings of
Securities or-the Eligible Securities and to
remunerate them by way of commission,-
brokerage, fees or the like and also to enter into
and execute all such-arrangements, agreements,
memorandum, documents, etc., with such
agencies and-also to seek the CONTD				Non-Voting
CONT	CONTD listing of such Securities on one or more
national and international-Stock Exchange(s).
Resolved further that the Board be and is hereby-
authorised to issue and allot such number of
Equity Shares as may be required-to be issued
and allotted upon conversion of any Securities or
the Eligible-Securities or as may be necessary in
accordance with the terms of the-offering, all
such Equity Shares ranking pari passu with the
existing Equity-Shares of the Company in all
respects, except the right as to dividend which-
shall be as provided under the terms of the issue
and in the offering-documents. Resolved further
that for the purpose of giving effect to the-above,
the Board be and is hereby authorised to
determine the form, terms and-timing of the
Issue(s), including the class of investors to whom
the-Securities or the CONTD				Non-Voting
CONT	CONTD Eligible Securities are to be allotted,
number of Securities or the-Eligible Securities to
be allotted in each tranche, issue price, face
value,-premium amount on issue / conversion of
Securities / exercise of warrants /-redemption of
Securities, rate of interest, redemption period,
listings on-one or more stock exchanges in India
and / or abroad as the Board in its-absolute
discretion deems fit and to make and accept any
modifications in the-proposal as may be required
by the authorities involved in such issues in-India
and/or abroad, to do all acts, deeds, matters and
things and to settle-any questions or difficulties
that may arise in regard to the Issue(s).-Resolved
further that for the purpose of giving effect to the
above-resolutions, the Board be and is hereby
authorized to do all such acts,-deeds, matters
CONTD				Non-Voting
CONT	CONTD and things including but not limited to
finalization and approval of-the preliminary as
well as final offer documents(s), execution of
various-transaction documents, creation of
mortgage / charge in accordance with-Section
293(1)(a) of the Companies Act, 1956, in respect
of any Securities or-the Eligible Securities as may
be required either on pari-passu basis or-
otherwise as it may in its absolute discretion				Non-Voting			None
deem fit and to settle all-questions, difficulties or
doubts that may arise in regard to the issue,-offer
or allotment of Securities and utilization of the
issue proceeds as it-may in its absolute
discretion deem fit without being required to
seek-further consent or approval of the members
or otherwise to the end and intent-that the
members shall be deemed to have given their
approval thereto-expressly by the CONTD
CONT		CONTD authority of this resolution		Non-Voting
15	Resolved that, pursuant to the provisions of
Section 309, 314 and other applicable provisions
if any of the Companies Act,1956 and subject to
such statutory approvals and consents as may be
required, consent of the members of the
Company be and is hereby accorded to enter into
Consulting Agreement with HARCOURT, a
company incorporated under the laws of France,
(hereinafter called "the Consultant", which
expression shall include its respective
administrators, executors and assigns) and
represented by its Managing Partner, Mr. Frank
E. Dangeard, Director for the sum of upto Euro
20,000 p.a for a period of one year, which may
be extended by the mutual consent. Resolved
that consent of the members be and is hereby
accorded to Board of Directors or any person
authorized by the Board of Directors to do all
acts, deeds and CONTD				Management	For	For
CONT		CONTD things as may be required in this regard		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	332,482	09-Sep-2011		20-Sep-2011
ALOK INDUSTRIES LTD
Security		Y0090S110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE270A01011		Agenda		703327660 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	SILVASSA /	India	Vote Deadline Date		19-Sep-2011
SEDOL(s)		6143040 - B01YV30		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Balance Sheet as at 31 March 2011, the Profit & Loss Account for the year ended on that date together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare dividend on Equity Shares for the year ended 31 March 2011		Management	For	For
3		To appoint a Director in place of Mr. Chandrakumar Bubna, who retires by rotation and being eligible, offers himself for re- appointment		Management	For	For
4		To appoint a Director in place of Mr. Timothy Ingram who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5	Resolved that M/s. Gandhi & Parekh, Chartered
Accountants (Registration No. 120318W) and
M/s. Deloitte Haskins & Sells, Chartered
Accountants, (Registration No. 117366W) be and
are hereby appointed as Auditors of the
Company to hold office from the conclusion of
this Annual General Meeting until the conclusion
of next Annual General Meeting, on such
remuneration, plus service tax as applicable and
reimbursement of out of pocket expenses in
connection with the audit as shall be fixed by the
Board of Directors fix in this behalf				Management	For	For
6	Resolved that in supersession of the resolution
passed by the members of the Company under
section 293(1)(d) of the Companies Act, 1956, in
the Annual General Meeting held on 17
September 2010, thereby limiting the borrowing
powers of the Board of Directors of the Company
upto INR 11,000 crore (Rupees Eleven Thousand
crore only), the consent of the Company be and
is hereby accorded pursuant to Clause (d) of
Sub-section (1) of Section 293 and other
applicable provisions, if any, of the Companies
Act, 1956, to the Board of Directors of the
Company for borrowing from time to time any
sum or sums of monies, as it may considered fit
for the business of the Company on such terms
and conditions as it may deem ft and expedient in
the interests of the Company, notwithstanding
that the monies to be borrowed together with the
monies CONTD				Management	For	For
CONT	CONTD already borrowed by the Company
(apart from temporary loans obtained or-to be
obtained from the Company's bankers in the
ordinary course of business)-may exceed the
aggregate of the paid-up capital of the Company
and its free-reserves (that is to say, reserves not
set apart for any specific purpose)-provided that
the maximum amount of monies so borrowed by
the Company shall-(apart from temporary loans
obtained or to be obtained from the Company's-
bankers in the ordinary course of business) and
outstanding at any given-point of time, not at any
time exceed the sum of INR 15,000 crore
(Rupees-Fifteen Thousand crore only)				Non-Voting
7	Resolved that pursuant to the provisions of
Clause (a) of Sub-section (1) of Section 293 and
other applicable provisions, if any, of the
Companies Act, 1956, the consent of the
Company be and is hereby accorded to the
Directors of the Company for mortgaging and/or
charging all or any of the present and/or future
movable and/or immovable properties and assets
and the whole or substantially the whole of the
undertaking(s) of the Company, on such terms
and conditions and in such form and manner, as
the Directors may determine for the purpose of
securing unto various lenders who have granted
and/or who may hereafter grant to the Company,
financial facilities in the nature of short term/ long
term loans, bridge loans, short term/long term
secured Non-Convertible Debentures or other
forms of secured financial facilities CONTD				Management	For	For
CONT	CONTD for an aggregate nominal value not
exceeding INR 15,000 crore (Rupees-Fifteen
Thousand crore only) for the purpose of securing
the said financial-facilities granted/ to be granted
to the Company, together with interest,-further
interest, liquidated damages, costs, charges,
expenses and other-monies payable by the
Company under the terms of the respective
financial-facilities. Resolved further that the
Directors of the Company be and are-hereby
authorised to finalise with the respective lenders
the security-documents and such other
agreements for creating or evidencing the
creation-of mortgage and/or charge as aforesaid
and to do all such other acts, deeds-and things
and resolve any matter as may be necessary for
giving effect to-this Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	793,000	10-Sep-2011		20-Sep-2011
VIP INDUSTRIES LTD
Security		Y9377U110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE054A01019		Agenda		703336479 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	MAHARASHTRA /	India	Vote Deadline Date		20-Sep-2011
SEDOL(s)		6101587 - B1RC8B2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited Balance Sheet as at 31st March, 2011, the Profit & Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon		Management	For	For
2		To confirm the payment of interim dividend on equity shares for the financial year 2010-11		Management	For	For
3		To declare dividend on Equity Shares		Management	For	For
4		To appoint a Director in place of Mr. Dilip G. Piramal, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. Vivek Nair, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	Resolved that pursuant to the provisions of
Section 224 and all other applicable provisions, if
any, of the Companies Act, 1956, M/s. M. L.
Bhuwania & Co., Chartered Accountants having
Registration No. 101484W, the retiring Auditors,
be and are hereby re-appointed as the Statutory
Auditors of the Company to hold office from the
conclusion of this Meeting until the conclusion of
the next Annual General Meeting of the Company
and that the Board of Directors of the Company
be and is hereby authorized to fix their
remuneration for the said period in addition to the
reimbursement of actual out of pocket expenses
as may be incurred by them in the performance
of their duties				Management	For	For
7	Resolved that Mr. Nabankur Gupta, who was
appointed by the Board of Directors of the
Company as an Additional Director with effect
from 13th May, 2011 in terms of Section 260 of
the Companies Act, 1956 read with Article 159 of
the Articles of Association of the Company and
who holds office till the date of this Annual
General Meeting, be and is hereby appointed as
a Director of the Company				Management	For	For
8	Resolved that Mr. T. Premanand, who was
appointed by the Board of Directors of the
Company as an Additional Director with effect
from 27th July, 2010 in terms of Section 260 of
the Companies Act, 1956 read with Article 159 of
the Articles of Association of the Company and
who holds office till the date of this Annual
General Meeting, be and is hereby appointed as
a Director of the Company				Management	For	For
9	Resolved that in accordance with the provisions
of Sections 198, 269, 309, 310 and all other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory amendment(s),
modification(s) or re-enactments) thereof for the
time being in force) ("the Act") read with
Schedule XIII to the Act, the approval of the
Company be and is hereby accorded to the
appointment of Mr. T. Premanand as a Whole
time Director designated as Director-Works of the
Company for a period of five years from 27th
July, 2010 to 26th July, 2015 (both days
inclusive) on the terms and conditions, including
remuneration and perquisites as specified and
set out more particularly in the Agreement to be
entered into between the Company and Mr. T.
Premanand, a draft of which is placed before this
Meeting. Resolved Further That the Board of
CONTD				Management	For	For
CONT	CONTD Directors of the Company be and is
hereby authorised to reallocate /-re-designate the
duties and responsibilities of Mr. T. Premanand
and to grant-increments and alter and vary from
time to time, the terms and conditions,-including
remuneration and benefits to be provided to Mr.
T. Premanand so as-not to exceed the overall
maximum remuneration limits and do all such
acts,-deeds, matters and things as may be
considered necessary, proper, desirable-or
expedient for the purpose of giving effect to this
resolution				Non-Voting
10	Resolved that pursuant to the provisions of
Sections 16, 94, 95 and all other applicable
provisions, if any of the Companies Act, 1956
(including any statutory modification(s) or re-
enactment(s) thereof, for the time being in force)
and Article 5 of the Articles of Association of the
Company and subject to such approvals /
permissions / sanctions as may be necessary
from the relevant authorities, approval of the
members be and is hereby accorded to the Board
of Directors (herein after referred to as "the
Board" which term shall also include any
Committee thereof) for sub-division of each
existing equity share of the Company of the
nominal value of INR 10 (Rupees Ten) each fully
paid up into 5 (Five) equity shares of the nominal
value of INR 2 (Rupees Two) each fully paid up
and consequently, the existing authorised share
CONTD				Management	For	For
CONT	CONTD capital of the Company of INR
49,40,00,000 (Rupees Forty Nine Crores-Forty
Lacs) divided into 4,93,00,000 (Four Crores
Ninety Three Lacs) equity-shares of INR 10
(Rupees Ten) each and 1000 (One Thousand),
9% Redeemable-Cumulative Preference Shares
of INR 1000 (Rupees One Thousand) each be
and-shall stand altered to INR 49,40,00,000
(Rupees Forty Nine Crore Forty Lacs)-divided
into 24,65,00,000 (Twenty Four Crores Sixty Five
Lacs) equity shares-of INR 2 (Rupees Two) each
and 1000 (One Thousand), 9% Redeemable
Cumulative-Preference Shares of INR 1000				Non-Voting			None
(Rupees One Thousand) each; Resolved
Further-That the Memorandum of Association of
the Company be and is hereby altered by-
substituting the following as new Clause V in
place of existing Clause V: V.-The Authorised
Share Capital of the Company is INR
49,40,00,000 (Rupees CONTD
CONT	CONTD Forty Nine Crores Forty Lacs) divided
into 24,65,00,000 (Twenty Four-Crore Sixty Five
Lacs) Equity Shares of INR 2 (Rupees Two) each
and 1000 (One-Thousand), 9% Redeemable
Cumulative Preference Shares of INR 1000
(Rupees One-Thousand) each, all of which
shares capital shall be capable of being-
increased or reduced in accordance with the
Company's regulations and-legislative provision
for the time being in force in that behalf, with
power-to divide the shares in the capital for the
time being into equity share-capital and
preference share capital, to attach thereto
respectively any-preferential, qualified, deferred
or special assets, or by the allotment of-fully or
partly paid shares, debentures, debenture stock,
or securities of-this or any other consideration or
at fair or concessional value and divest-the
CONTD				Non-Voting
CONT	CONTD ownership of any property of the
Company to or in favour of any public-or local
body or authority or Central or State Government
or any public-institution or trust engaged in the
programme or rural development. Resolved-
Further That the Board be and is hereby
authorised to obtain approvals /-permissions /
sanctions as may be necessary from the relevant
authorities and-to take such steps and actions
and give all such directions as it may in its-
absolute discretion deem necessary, proper or
expedient to give effect to-this resolution and to
issue new share certificates, wherever required,
in-cancellation of the existing share certificates,
subject to the provisions of-the Companies (Issue
of Share Certificates) Rules, 1960 and the
Articles of-Association of the Company and to
settle any question that may arise in CONTD				Non-Voting
CONT		CONTD this regard and to finalise and execute all documents, deeds and-writings as may be necessary		Non-Voting
11	Resolved that in accordance with the provisions
of Section 31 and all other applicable provisions,
if any, of the Companies Act, 1956 (including any
statutory modification(s) or re-enactment(s)
thereof, for the time being in force) ("the Act") the
Articles of Association of the Company be and
are hereby altered as follows: A. The existing
clause (2) of Article 91 be and is hereby deleted
and substituted by the specified as new clause
(2) of Article 91; B. The existing Article 98 be and
is hereby deleted and substituted by the specified
as new Article 98; C. The existing clause (1) of
Article 99 be and is hereby deleted and
substituted by the specified as new clause (1) of
Article 99; D. The existing clause (2) of Article 99
be and is hereby deleted and substituted by the
specified as new clause (2) of Article 99; CONTD				Management	For	For
CONT	CONTD E. The existing clause (1) of Article 200
be and is hereby deleted and-substituted by the
specified as new clause (1) of Article 200.
Resolved-Further That the Board of Directors be
and are hereby authorised to take such-steps
and actions and give all such directions as it may
in its absolute-discretion deem necessary, proper
or expedient to give effect to this-resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	1,733	23-Sep-2011		27-Sep-2011
PRAKASH INDUSTRIES LTD
Security		Y7078C116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Sep-2011
ISIN		INE603A01013		Agenda		703337724 - Management
Record Date				Holding Recon Date		26-Sep-2011
City /	Country	HISSAR /	India	Vote Deadline Date		20-Sep-2011
SEDOL(s)		6704878		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at 31st March,
2011 and Profit and Loss Account for the year
ended on that date together with the Reports of
Directors and Auditors thereon				Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To appoint a Director in place of Shri Manish Bahl, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Shri Piyoosh Goyal, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5	To appoint Auditors and fix their remuneration:
The term of appointment of M/s Chaturvedi &
Partners, Chartered Accountants (Registration
No.307068E) expire at the conclusion of this
general meeting and being eligible offer
themselves for reappointment to hold office from
the conclusion of this Annual General Meeting till
the conclusion of next Annual General Meeting				Management	For	For
6	Resolved that pursuant to the provisions of
Section 198, 267, 269, 309, 310, 311, 317 and all
other applicable provisions, if any, of the
Companies Act, 1956, (including any statutory
modification or reenactment thereof, for the time
being in force), and conditions stipulated in
schedule XIII of the said Act, Shri V. P. Agarwal
be and is hereby reappointed as Chairman and
Managing Director of the Company for a period of
three years with effect from 1st April 2011 to 31st
March, 2014 subject to the approval of
shareholders and other appropriate authorities, if
required, on the specified terms and conditions.
Resolved further that the Board of Directors of
the Company be and is hereby authorized to
accept any modification(s) in the terms and
conditions of the remuneration in such manner as
may be suggested by any authority and
acceptable to Shri V.P. Agarwal. CONTD				Management	For	For
CONT	CONTD Resolved further that the Board of
Directors of the Company be and is-hereby
authorized to enter into necessary agreement on
behalf of the Company-with Shri V. P. Agarwal,
Chairman and Managing Director of the
Company on the-terms and conditions as
mentioned herein above or any modifications
thereof-as may be agreed to by the Board of
Directors and acceptable to Shri V. P.-Agarwal.
Resolved further that the Board of Directors of
the Company be and-is hereby authorised to take
such steps as may be necessary and desirable
to-give effect to this resolution				Non-Voting
7	Resolved that pursuant to the provisions of
Sections 198, 267, 269, 309, 310 and all other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modifications
or reenactment thereof, for the time being in
force) the conditions stipulated in schedule XIII of
the said Act Shri G.L. Mohta be and is hereby
reappointed as a Wholetime Director of the
Company for a period of three years w.e.f. 1st
April, 2011 to 31st March, 2014 subject to the
approval of Shareholders and other appropriate
authorities, if any, on the specified terms and
conditions. Resolved further that the services of
the Wholetime Director would be subject to
termination by one month's notice from either
side or payment of salary in lieu thereof.
Resolved further that the Board of Directors of
the Company be and is hereby authorized to
accept any modification(s) CONTD				Management	For	For
CONT	CONTD in the terms and conditions of the said
appointment and remuneration in-such manner
as may be suggested by any authority and
acceptable to Shri G.L.-Mohta. Resolved further
that the Board of Directors of the Company be
and is-hereby authorized to enter into necessary
agreement on behalf of the Company-with Shri
G.L. Mohta, Wholetime Director of the Company
on the terms and-conditions as mentioned herein
above or any modifications thereof as may be-
agreed by the Board of Directors and acceptable
to Shri G.L. Mohta. Resolved-further that Board
of Directors of the Company be and is hereby
authorized to-take all necessary steps to
implement this resolution				Non-Voting
8	Resolved that pursuant to the provisions of
Sections 198, 267, 269, 309, 310 and all other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modifications
or reenactment thereof, for the time being in
force) the conditions stipulated in schedule XIII of
the said Act Shri Vipul Agarwal be and is hereby
reappointed as a Wholetime Director of the
Company for a period of three years w.e.f. 1st
April, 2011 to 31st March, 2014 subject to the
approval of Shareholders and other appropriate
authorities, if any, on the specified terms and				Management	For	For	None
conditions. Resolved further that the services of
the Wholetime Director would be subject to
termination by one month's notice from either
side or payment of salary in lieu thereof.
Resolved further that the Board of Directors of
the Company be and is hereby authorized to
accept any CONTD
CONT	CONTD modification(s) in the terms and
conditions of the said appointment and-
remuneration in such manner as may be
suggested by any authority and-acceptable to
Shri Vipul Agarwal. Resolved further that the
Board of-Directors of the Company be and is
hereby authorized to enter into necessary-
agreement on behalf of the Company with Shri
Vipul Agarwal, Wholetime-Director of the
Company on the terms and conditions as
mentioned herein above-or any modifications
thereof as may be agreed by the Board of
Directors and-acceptable to Shri Vipul Agarwal
Resolved further that Board of Directors of-the
Company be and is hereby authorized to take all
necessary steps to-implement this resolution				Non-Voting
9	Resolved that consent of the Company be and is
hereby given in terms of Section 293(1)(a) and all
other applicable provisions, if any, of the
Companies Act, 1956 to the Board of Directors to
mortgage/ hypothecate and/ or create charge/
pledge, etc. in addition to the mortgages/
hypothecations/ charges/ pledges created by the
Company, in such form and manner and with
such ranking and at such time and on such terms
as the Board may determine, on all or any of the
moveable and/ or immoveable properties of the
Company, both present and future and/ or the
whole or any part of the undertaking(s) of the
Company in favour of the Banks, Financial
Institutions, Bodies Corporate, Persons or any
other Lending Institutions whether situated in
India or abroad, Agents and/ or Trustees for
securing any loans, advances, working capital
CONTD				Management	For	For
CONT	CONTD facilities, bill discounting, or any other
financial assistance, fully/-partly convertible
debentures and/ or secured non convertible
debentures with-or without detachable or non-
detachable warrants or secured premium notes,-
floating rate notes/ bonds or any other secured
debt instruments or external-commercial
borrowings in any form together with interest,
further interest-thereon, compound interest in
case of default, accumulated interest, all-other
costs, charges and expenses payable by the
Company upto a limit of Rs.-3,000 Crores
(Rupees Three Thousand Crores Only) in terms
of Section-293(1)(d) of the Companies Act, 1956
and the documents be finalised and-executed by
the Company in their favour containing such
specific terms and-conditions and covenants in
respect of enforcement of security as may be-
stipulated CONTD				Non-Voting
CONT	CONTD in that behalf and agreed to between the
Board of Directors and the-Lenders/ Trustees.
Resolved further that for the purpose of giving
effect to-this resolution the Board of Directors be
and is hereby authorised to do all-such acts,
deeds, matters and things, as it may in its
absolute discretion-deem necessary, proper or
desirable, delegate all or any of these powers to
a-Committee of Directors or Managing Director or
Wholetime Director or Director-or Company
Secretary or any other employee of the Company
and to settle any-question, difficulty or doubt that
may arise in this regard, to finalise and-execute
all such deeds, documents and writings as it may
deem necessary,-desirable, expedient or proper				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	96,103	16-Sep-2011		20-Sep-2011
SEVERSTAL CHEREPOVETS METAL FACTORY JSC, CHEREPOVE
Security		818150302		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		US8181503025		Agenda		703321822 - Management
Record Date		24-Aug-2011		Holding Recon Date		24-Aug-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		19-Sep-2011
SEDOL(s)		B1G4YH7 - B1HCJ19 - B549052		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Pay (announce) dividends for half year 2011
results in the amount of 4 rubles 37 kopecks per
one ordinary registered share. Form of the
dividend payment: bank transfer. Dividend
payment procedure: the dividends shall be
remitted to shareholders by means of bank
transfer into their bank accounts				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	36,098	03-Sep-2011		19-Sep-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	1,048	03-Sep-2011		19-Sep-2011
ARVIND LTD
Security		Y02047119		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE034A01011		Agenda		703322747 - Management
Record Date				Holding Recon Date		28-Sep-2011
City /	Country	AHMEDABAD /	India	Vote Deadline Date		22-Sep-2011
SEDOL(s)		6099712 - B01YV52		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Statements of Accounts for the financial year ended on 31st March, 2011 and the Reports of the Directors and Auditors there on		Management	For	For
2	To appoint a Director in place of Mr. Sanjay S.
Lalbhai, who retires by rotation in terms of Article
129 of the Articles of Association of the Company
and being eligible, offers himself for
reappointment				Management	For	For
3		To appoint a Director in place of Mr. Sudhir Mehta, who retires by rotation in terms of Article 129 of the Articles of Association of the Company and being eligible, offers himself for reappointment		Management	For	For
4		To appoint auditors and to fix their remuneration		Management	For	For
5	Resolved that Ms. Renuka Ramnath, who was
appointed as an Additional Director of the
Company by the Board of Directors pursuant to
Section 260 of the Companies Act, 1956 and who
holds the office upto the date of this Annual
General Meeting and in respect whom the
Company has received a notice in writing from a
member proposing her candidature for the office
of Director U/s. 257 of the Companies Act, 1956,
being eligible for appointment to the office of
Director, be and is hereby appointed a Director of
the Company liable to retire by rotation				Management	For	For
6	Resolved that pursuant to the provisions of
Sections 198,269,309, read with Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, (including any amendment
thereto or enactment thereof for the time being in
force) the consent of the Company be and is
hereby accorded to the terms of reappointment of
Mr. Jayesh K. Shah as Whole time Director with
the designation of Director and Chief Financial
Officer of the Company, for a further period of
three years from 1st October, 2011 to 30th
September, 2014 on the terms and conditions as
set out in the draft agreement of the
reappointment submitted to the meeting and
initialed by the Chairman for identification and
that he be paid CONTD				Management	For	For
CONT	CONTD remuneration by way of salary,
perquisites, allowances and commission as-
approved by the Board of Directors of the
Company and the Remuneration-Committee and
as set out in the Explanatory Statement annexed
hereto.-resolved Further that the Board of
Directors and the Remuneration Committee-be
and are hereby severally authorised to alter,
amend, vary, enhance or-modify the scope and
quantum of remuneration of Mr. Jayesh K. Shah
as they-may deem proper from time to time
considering the nature and scope of his-activities
as shall be permissible and in conformity with
applicable-provisions of the Companies Act, 1956				Non-Voting
7	To consider and, if thought fit, to pass with or
without modification(s), the following resolution
as a Special Resolution: resolved that pursuant
to the provisions of Section 17,18 and other
applicable provisions, if any, of the Companies
Act, 1956 and subject to necessary approvals,
permissions, sanctions of any authority, Statutory
or otherwise, as may be required and subject to
such conditions and modifications as may be
prescribed by these authorities, the Main Object
Clause (2) of Memorandum of Association of the
Company be and is hereby altered by inserting
following new Sub Clause (2)(s) after existing
Clause(2)(r)so as to read as under: (2)(s) To
carry on business as builders, contractors,
developers and to engage in development of land
and/or building property of any tenure, nature or
kind and to engage in organization CONTD				Management	For	For
CONT	CONTD , purchase, trading, sale, lease,
exchange of property and to-construct, maintain,
repair, renovate property, itself or through other-
agencies and to hold property for development,
construction, sale, lease,-hire, or exchange and
to participate in joint ventures for development of-
property and to provide services for development
of land and/or building,-property, real estate
consultancy, real estate brokerage, construction-
management, architecture, engineering and other
technical services, interior-design services and to
carry on and undertake the business of
ownership,-operation, maintenance,
management, administration, protection and
upkeep of-service apartments, Building,
Colonies, Townships, Complexes, Houses,-
Schools, Departmental Stores, Hotels,
Restaurants, Resorts, Clubs,-Recreational
Facilities, Parks, Roads CONTD				Non-Voting
CONT	CONTD , Basements, Open Spaces, Common
Areas, Common Facilities and to-provide
infrastructural facilities. resolved further that all
the copies of-Memorandum of Association of the
Company be altered accordingly. resolved-further
that the Board of Directors (including any
committee thereof) be and-are hereby authorised
to do all such acts, deeds, matters and things as
may-be considered desirable, expedient and				Non-Voting			None
necessary and to file necessary-
Forms,/Returns,/Applications,/Documents /
Papers as are required to be filed-with the office
of the Registrar of Companies, Gujarat,
Ahmedabad and other-authorities, Statutory or
otherwise as maybe required to give effect to
this-resolution
8	Resolved that pursuant to the provisions of
Section 149 (2A) and other applicable provisions,
if any, of the Companies Act, 1956, approval of
the shareholders be and is hereby accorded to
the Company for commencement of business
specified in the sub-clause (s) of Clause (2) of
the object clause of Memorandum of Association
of the Company				Management	For	For
9	Resolved that subject to approval of shareholders
and pursuant to the provisions of Section 81(1A)
and other applicable provisions, if any, of the
Companies Act, 1956 (including any
amendments thereto or re-enactment thereof, for
the time being in force) and the provisions of the
Foreign Exchange Management Act, 2000
(FEMA), Foreign Exchange Management
(Transfer or issue of Security by a Person
Resident Outside India) Regulations, 2000, Issue
of Foreign Currency Convertible Bonds and
Ordinary Shares (Through Depository Receipt
Mechanism) Scheme, 1993 as amended, the
Securities and Exchange Board of India(SEBI)
Regulations and in accordance with the rules,
regulations, guidelines, notifications, circulars
and clarifications issued thereon from time to
time by Government of India (GOI), the Reserve
Bank of India (RBI), SEBI and/CONTD				Management	For	For
CONT	CONTD or any other competent authorities and
the enabling provisions of the-Memorandum and
Articles of Association of the Company, the
Listing Agreements-entered into by the Company
with the stock exchanges on which the
Company's-shares are listed and subject to
necessary approvals, permissions, consents-and
sanctions of concerned statutory and other
authorities and subject to-such conditions and
modifications as may be prescribed by any of
them while-granting such approvals, permissions,
consents and sanctions and which may be-
agreed to by the Board of Directors of the
Company (hereinafter referred to-as the 'Board',
which term shall include any committee thereof)
consent of-the Company be and is hereby
accorded to the Board to create, offer, issue-and
allot (including with provisions for reservation on
firm and/ CONTD				Non-Voting
CONT	CONTD or competitive basis, of such part of
issue and for such categories of-persons
including employees of the Company as may be
permitted) either in-India or in the course of
international offering(s) in one or more foreign-
markets, such number of Global Depository
Receipts (GDRs), Foreign Currency-Convertible
Bonds (FCCBs), with or without a green shoe
option including-byway of a qualified institutional
placement under the provisions of Chapter-VIII of
the SEBI (Issue of Capital and Disclosure				Non-Voting			None
Requirements) Regulations-2009 ('SEBI ICDR
Regulations') Equity Shares and/or Equity Shares
(through-Depository Receipt Mechanism or
directly to investors) and/ or any other-financial
instruments convertible into Equity Shares or
otherwise, in-registered or bearer form and/or
any security convertible into Equity Shares,-
securities, linked to Equity CONTD
CONT	CONTD Shares and/or securities with or without
detachable warrants with right-exercisable by the
warrant holders to convert or subscribe to Equity
Shares-provided that the equity shares issued do
not exceed for an aggregate value-up to INR 300
Crores including the issue and allotment of equity
shares-pursuant to a Green Shoe Option, if any,
(all of which are hereinafter-collectively referred
to as 'Securities') or any combination of
Securities,-in one or more tranches, whether
rupee denominated or denominated in foreign-
currency, to any eligible person, including
foreign/resident investors-(whether institutions,
incorporated bodies, mutual funds, individuals or-
otherwise), Foreign Institutional Investors, Indian
and/or Multilateral-Financial Institutions, Mutual
Funds, Non-Resident Indians, stabilizing-agents
and/or any CONTD				Non-Voting
CONT	CONTD other categories of investors, whether
they be holders of shares of the-Company or not
(collectively called the 'Investors') through public
issue(s)-of prospectus, private placements), or a
combination thereof at such time or-times, at
such price or prices, at a discount or premium to
market price or-prices in such manner and on
such terms and conditions including security,-rate
of interest etc. as may be deemed appropriate by
the Board at its-absolute discretion including the
discretion to determine the categories of-
Investors to whom the offer, issue and allotment
shall be made to the-exclusion of other
categories of Investors at the time of such offer,
issue-and allotment consideringthe prevailing
market conditions and other relevant-factors and
wherever necessary in consultation with Lead
Managers, as the-Board CONTD				Non-Voting
CONT	CONTD at its absolute discretion may deem fit
and appropriate. resolved-further that pursuant to
the provisions of Section 81(1A) and other-
applicable provisions, if any, of the Companies
Act, 1956(including any-amendments thereto or
re-enactment thereof), the provisions of Chapter
VIII-of the SEBI ICDR Regulations and the
provisions of the Foreign Exchange-Management
Act, 2000, Foreign Exchange Management
(Transfer or issue of-Security by a Person
Resident Outside India) Regulations, 2000, the
Board of-Directors may at their absolute
discretion, issue, offer and allot equity-shares or
securities convertible into equity shares for a
value up to the-aggregate amount of INR 300
Crores (Rupees Three Hundred Crores Only)-
inclusive of such premium, as specified above, to
Qualified Institutional-Buyers (as defined by the
SEBI ICDR Regulations) CONTD				Non-Voting
CONT	CONTD pursuant to a Qualified Institutional
Placement (QIP), as provided-under Chapter Vlll
of the SEBI ICDR Regulations. resolved Further
that the-Board be and is hereby authorized to
issue and allot such number of Equity-Shares as
may be required to be issued and allotted upon
conversion of any-Securities or as may be
necessary in accordance with the terms of the-
offering, all such shares ranking pari passu with
the existing Equity Shares-of the Company in all
respects. Resolved further that: (a) the Securities
to-be so offered, issued and allotted shall be
subject to the provisions of the-Memorandum and
Articles of Association of the Company; and (b)
the relevant-date for the determination of
applicable price for the issue of the-Securities
means the date of the meeting in which the
Board of the Company or-the Committee of
Directors decides to CONTD				Non-Voting
CONT	CONTD open the proposed issue. resolved
Further that the issue of Equity-Shares
underlying the Securities to the holder of the
Securities shall, inter-alia, be subject to the
following terms and conditions: (a) in the event
of-the Company making a bonus issue by way of
capitalization of its profits or-reserves prior to the
allotment of the Equity Shares, the number of
Equity-Shares to be allotted shall stand
augmented in the same proportion in which-the
equity share capital increases as a consequence
of such bonus issue and-the premium, if any,
shall stand reduced protanto; (b) in the event of
the-Company making a rights offer by issue of
Equity Shares prior to the-allotment of the Equity
Shares, the entitlement to the Equity Shares will-
stand increased in the same proportion as that of
the rights offer and such-additional Equity Shares
shall be CONTD				Non-Voting
CONT	CONTD offered to the holders of the Securities at
the same price at which the-same are offered to
the existing share holders; and (c) in the event of-
merger, amalgamation, takeover or any other re-
organization or restructuring,-the number of
shares, the price and the time period as aforesaid
shall be-suitably adjusted. resolved further that
the Board be and is hereby-authorized to appoint
the Lead Managers, Underwriters, Guarantors,-
Depositories, Custodians, Registrars, Stabilizing
Agent, Trustees, Bankers,-Lawyers, Advisors and
all such agencies as may be involved or
concerned in-such offerings of Securities and to
remunerate them by way of commission,-
brokerage, fees or the like and also to enter into
and execute all such-arrangements, agreements,
memoranda, documents etc. with such agencies
and to-seek the listing of such CONTD				Non-Voting
CONT	CONTD Securities on one or more national
and/or international stock-exchange(s). resolved
Further that for the purpose of giving effect to
the-above resolution, the Board be and is hereby
authorized take such steps and-to do all such
acts, deeds, matters and things as it may, in its
absolute-discretion deem necessary and
desirable including the filing of any forms,-listing				Non-Voting			None
applications, offer documents, registration
statements and any other-documents or any
drafts thereof or any amendments) or
supplements thereto,-with any stock exchange or
other regulatory authority whether in India or-
abroad and to settle any question, difficulty or
doubt that may arise in-regard to the offer, issue
and allotment of Securities and approving the-
issue price, arranging the delivery and execution
of all contracts,-agreements and all other
documents, deeds, CONTD
CONT	CONTD and instruments as may be required or
desirable in connection with the-issue of equity
shares by the Company, opening a separate
special account-with a scheduled bank to receive
monies in respect of the issue of the equity-
shares of the Company				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 9. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	328,541	06-Sep-2011		20-Sep-2011
GEODESIC LTD
Security		Y2698U117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE371D01029		Agenda		703326632 - Management
Record Date				Holding Recon Date		27-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		22-Sep-2011
SEDOL(s)		B068D97 - B2922C6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Adoption of Accounts		Management	For	For
2		Declaration of Dividend		Management	For	For
3		Re-appointment of Mr. Prashant Mulekar		Management	For	For
4	Resolved that the Company's Auditors, M/s.
Borkar & Muzumdar, Chartered Accountants,
Mumbai (Regn no. 101569w), who retire, but
being eligible, offer themselves for re-
appointment, be and are hereby re-appointed as
Auditors of the Company to hold office from the
conclusion of this Meeting until the conclusion of
the next Annual General Meeting at a
remuneration fixed by the Board of Directors of
the Company				Management	For	For
5		Renewal of Appointment of Mr. Prashant Mulekar as Executive Director of the Company		Management	For	For
6		Renewal of Appointment of Mr. Kiran Kulkarni as Managing Director of the Company		Management	For	For
7		Renewal of Appointment of Mr. Pankaj Kumar as Chairman of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	169,145	09-Sep-2011		20-Sep-2011
RUCHI SOYA INDUSTRIES LTD
Security		Y7364P136		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE619A01027		Agenda		703327696 - Management
Record Date				Holding Recon Date		28-Sep-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		22-Sep-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at March 31, 2011 and the
Profit & Loss Account for the year ended March
31, 2011 together with the reports of the
Directors and Auditors thereon				Management	For	For
2		To declare dividend on Preference Shares and Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Sajeve Deora, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Mr. V. K. Jain, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Mr. Navin Khandelwal, who retires by rotation and being eligible, offers himself for reappointment		Management	For	For
6		To appoint Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration		Management	For	For
7		To appoint Branch Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration		Management	For	For
8	Resolved that in accordance with the provisions
of Sections 198, 309 and 310 read with Schedule
XIII and all other applicable provisions, if any of
the Companies Act, 1956 (including any statutory
modifications or reenactments thereof, for the
time being in force) the approval of members of
the Company be and is hereby accorded to ratify
the excess remuneration of INR 5,07,156/-paid to
Mr. A. B. Rao, Director (Legal) during the
financial year 2010-11 and to revise
remuneration payable to him as mentioned in the
explanatory statement. resolved further that Mr.
Dinesh Shahra, Managing Director, Mr. V. K.
Jain, Director (Commercial) and Mr. R. L. Gupta,
Company Secretary of the Company be and are
hereby severally authorised to do all such acts,
deeds, matters and things as may be considered
necessary in this regard				Management	For	For
9	Resolved that in accordance with the provisions
of Sections 198, 309 and 310 read with Schedule
XIII and all other applicable provisions, if any of
the Companies Act, 1956 (including any statutory
modifications or reenactments thereof, for the
time being in force) the approval of members of
the Company be and is hereby accorded to
extend the tenure of Mr. V. K. Jain, Director
(Commercial) upto March 31, 2013 at a
remuneration payable to him as mentioned in the
explanatory statement annexed to the Notice and
also to ratify the excess remuneration of INR
7,76,468/-paid to him during the financial year
2010-11. resolved further that Mr. Dinesh
Shahra, Managing Director, Mr. A. B. Rao,
Director (Legal) and Mr. R. L. Gupta, Company
Secretary of the Company be and are hereby
severally authorised to do all such acts, deeds,
matters and things as may be considered
necessary in this regard				Management	For	For
10	Resolved that subject to approval of Central
Government in accordance with the provisions of
Section 314 and other applicable provisions, if
any, of the Companies Act, 1956 and the rules
and regulations made thereunder, the approval of
members of the Company be and is hereby
accorded to re-appoint Mr. Sarvesh Shahra as
Business Head (Consumer Brands Division) of
the Company with effect from January 1, 2012 or
from the date as may be approved by the Central
Government, upon the terms and conditions as
mentioned in the Explanatory Statement annexed
to the Notice. resolved further that Mr. A.B. Rao,
Director (Legal), Mr. V. K. Jain, Director
(Commercial) and Mr. R. L. Gupta, Company
Secretary of the Company be and are hereby
severally authorised to do all such acts, deeds,
matters and things as may be considered
necessary CONTD				Management	For	For
CONT		CONTD in this regard		Non-Voting
11	Resolved that in accordance with the provisions
of Section 314 (1) and other applicable
provisions, if any, of the Companies Act, 1956
and the rules and regulations made thereunder
and such other approvals as may be required,
the approval of members of the Company be and
is hereby accorded to Mr. Sanjeev K. Asthana,
director of the Company to hold office of Advisor
of the Company with effect from November 10,
2010, upon the terms and conditions as
mentioned in the Explanatory Statement annexed
to the Notice; Resolved further that Mr. Dinesh
Shahra, Managing Director, Mr. A. B. Rao,
Director (Legal), Mr. V. K. Jain, Director
(Commercial) and Mr. R. L. Gupta, Company
Secretary be and are hereby severally authorised
to do all such acts, deeds, matters and things as
may be considered necessary in this regard				Management	For	For
12	Resolved that in supersession to the Special
Resolution passed by Members of the Company
at the 24th Annual General Meeting held on 30th
September, 2010, and pursuant to the provisions
of section 81(1A) and other applicable provisions,
if any, of the Companies Act, 1956 (the "Act")
(including any amendment thereto or
reenactment thereof), and in accordance with the
provisions of the Memorandum and Articles of
Association of the Company, the listing
Agreement entered into with the Stock
Exchanges where the Equity Shares of the
Company are listed (the "Stock Exchanges"),
Securities and Exchange Board of India (Issue of
Capital and Disclosure Requirements)
Regulation, 2009 ("ICDR Regulations"), as
amended, the Foreign Exchange Management
Act, 1999 ("FEMA"), as amended and applicable
rules, regulations, notifications and CONTD				Management	For	For
CONT	CONTD circulars issued thereunder, Issue of
Foreign Currency Convertible-Bonds and
Ordinary Shares (through Depository Receipt
Mechanism) Scheme, 1993-and all other
applicable statutory and/or regulatory
requirements, and-subject to such approvals,
consents, permissions and sanctions as might
be-required and subject to such conditions as
may be prescribed while granting-such
approvals, consents, permissions and sanctions,
which the Board of-Directors of the Company
(hereinafter referred to as the "Board" which
term-shall be deemed to include any
Committee(s) constituted/to be constituted by-the
Board to exercise its powers including the powers
conferred by this-Resolution) is hereby
authorised to accept, the Board be and is hereby-
authorised on behalf of the Company to create,
issue, offer and allot,-including providing CONTD				Non-Voting
CONT	CONTD for reservation on firm and/ or
competitive basis, of such part of-issue and for
such categories of persons, as may be permitted,
in the course-of one or more public or private
offerings in domestic and/or one or more-
international market(s) with or without a green
shoe option, Equity Shares-and/or convertible
securities, other than warrants, on Qualified-
Institutional Placement basis under ICDR
Regulations, and/or Equity Shares-through
depository receipts, including American
Depository Receipts(ADRs) and-Global
Depository Receipts (GDRs), and/or convertible
bonds, including-Foreign Currency Convertible
Bonds (FCCBs), Cumulative Convertible
Preference-Shares and/or other securities
convertible into Equity Shares at the option-of the
Company and/or the holder(s) of such securities,
and/or securities-linked to Equity CONTD				Non-Voting
CONT	CONTD Shares, including non-convertible
debentures with warrants or other-securities with
or without warrants, which may either be
detachable or-linked, and which warrant has a
right exercisable by the warrant holder to-
subscribe for Equity Shares and/or warrants with
an option exercisable by the-warrant-holder to				Non-Voting			None
subscribe for Equity Shares and/ or any
instruments or-securities representing either
Equity Shares and/or convertible securities-linked
to Equity Shares (including the issue and
allotment of Equity Shares-pursuant to a Green
Shoe Option, if any), (all of which are hereinafter-
collectively referred to as "Securities") to eligible
investors, including-Foreign Institutional Investors
and Qualified Institutional Buyers, under-
applicable laws, regulations and guidelines
(whether residents and/or-non-residents and/
CONTD
CONT	CONTD or institutions/banks and/or incorporated
bodies, mutual funds, venture-capital funds and
Indian and/or multi-lateral financial institutions
and/or-individuals and/or trustees and/or
stabilising agents or otherwise, and-whether or
not such investors are members of the
Company), through prospectus-and/or placement
document and/or letter of offer or circular and/or
on public-and/or private/ preferential placement
basis, such issue and allotment to be-made at
such time/times, in one or more tranches, for
cash, at such price or-prices, in such manner and
where necessary, in consultation with the Book-
Running Lead Managers, Merchant Bankers
and/or other Advisors or otherwise,-on such
terms and conditions, including terms as to
appointment of Lead-Managers, Underwriters,
Advisors, Guarantors, Depositories, Custodians-
and/CONTD				Non-Voting
CONT	CONTD or other agencies, as the Board, may, in
its absolute discretion,-decide at the time of issue
of Securities, provided that the total amount-
raised through the issuance of such Securities
shall not exceed INR 2,000-crore (Rupees Two
Thousand crore) or its equivalent in one or more-
currencies, including premium, if any, as may be
decided by the Board;-Resolved further that
without prejudice to the generality of the above,-
subject to applicable laws and subject to
approvals, consents, permissions,-if any of any
governmental body, authority or regulatory
institution-including any conditions as may be
prescribed in granting such approval or-
permissions by such governmental authority or
regulatory institution, the-aforesaid Securities
may have such features and attributes or any
terms or-combination of terms that provide
CONTD				Non-Voting
CONT	CONTD for the tradability and free transferability
thereof in accordance with-the prevailing
practices in the capital markets including but not
limited to-the terms and conditions for issue of
additional Securities and such of these-Securities
to be issued as are not subscribed may be
disposed of by the Board-in such manner and/or
on such terms including offering or placing them
with-banks/ financial institutions/mutual funds or
otherwise, as the Board may-deem fit and proper
in its absolute discretion; Resolved further that				Non-Voting			None
the-Company and/or any agency or body or
person authorised by the Board, may-issue
depository receipts representing the underlying
Equity Shares in the-capital of the Company or
such other Securities in negotiable, registered or-
bearer form(as may be permissible) with such
features and attributes as CONTD
CONT	CONTD may be required and to provide for the
tradability and free-transferability thereof as per
market practices and regulations (including-listing
on one or more stock exchange(s) in or outside
India);Resolved-further that the "Relevant Date"
for determination of applicable price for-issue of
Equity Shares and/or convertible securities on
Qualified-Institutional Placement basis shall be
as under : a) In case of allotment of-Equity
Shares, the date of meeting in which the Board
decides to open the-proposed issue; b) In case of
allotment of convertible securities, either the-date
of the meeting in which the Board decides to
open the issue or the date-on which the holders
of convertible securities become entitled to apply
for-Equity Shares; Resolved further that the
Board be and is hereby authorised to-issue and
allot CONTD				Non-Voting
CONT	CONTD such number of Equity Shares as may
be required to be issued and-allotted, including
issue and allotment of Equity Shares upon
conversion of-any Securities referred to above or
as may be necessary in accordance with-the
terms of the offer, subject to the provisions of the
Memorandum and-Articles of Association of the
Company, all such Equity Shares ranking-pari-
passu interse and with the then existing Equity
Shares of the Company in-all respects, including
dividend, which shall be subject to relevant-
provisions in that behalf contained in the Articles
of Association of the-Company; Resolved further
that without prejudice to the generality of the-
foregoing, the Board be and is hereby authorised
to prescribe with respect to-the aforesaid issue of
the Securities all or any of the terms or any-
combination of terms CONTD				Non-Voting
CONT	CONTD thereof in accordance with local and/or
international practice-including but not limited to
conditions in relation to the offer, issue and-
allotment of the Securities, payment of interest,
dividend, premium and-redemption or early
redemption of Securities, debt service payments
and any-other payments whatsoever, voting
rights and all such terms as are provided-in
domestic and/or international offerings of this
nature including terms for-such issue, or variation
of the price or period of conversion of any-
Securities into equity shares or issue of equity
shares during the duration-of the Securities or
terms pertaining to early redemption of
Securities-and/or conversion into equity shares
as the Board may in its sole discretion-deem
appropriate; Resolved further that the Board be
and is hereby authorised-to finalise CONTD				Non-Voting
CONT	CONTD and approve the preliminary as well as
the final offer documents, if-required, for the
proposed issue of the Securities and to authorise
any-director or directors of the Company or any
other officer or officers of the-Company to sign
the above documents for and on behalf of the
Company together-with the authority to amend,
vary or modify the same as such authorised-
persons may consider necessary, desirable or
expedient and for the purpose-aforesaid, to give
such declarations, affidavits, certificates,
consents-and/or authorities as may, in the
opinion of such authorised person, be-required
from time to time, and to arrange for the
submission of the-preliminary and final placement
document, and any amendments and
supplements-thereto, with any applicable
government and regulatory authorities,-
institutions or bodies, CONTD				Non-Voting
CONT	CONTD as may be required; Resolved further
that the Board be and is hereby-authorised to do
such acts, deeds and things as the Board in its
absolute-discretion deems necessary or
desirable in connection with the issue of the-
Securities and to give effect to these resolutions,
including, without-limitation, the following : (i)
Seeking if required, the consent of the-
Company's lenders, parties with whom the
Company has entered into various-commercial
and other agreements, all concerned government
and regulatory-authorities in or outside India and
any other consents that may be required-in
connection with the issue and allotment of the
Securities; (ii) giving or-authorising the giving of
such declarations, affidavits, certificates,-
consents and authorities as may be required from
time to time by concerned-persons; and (iii)
CONTD				Non-Voting
CONT	CONTD settling any questions, difficulties or
doubts that may arise in regard-to any such issue
or allotment of Securities as it may in its
absolute-discretion deem fit; Resolved further
that for the purpose of giving effect-to the above
resolution and any offer, issue and allotment of
Securities, the-Board be and is hereby authorised
to take all such actions, give such-directions and
to do all such acts, deeds and things as may be
necessary,-desirable or incidental thereto and
matters connected therewith including-without
limitation the entering into of arrangements
including arrangements-for underwriting,
marketing, listing, trading. appointment of lead-
manager(s)/merchant banker(s), underwriter(s),
guarantor(s), depository(ies),-custodian(s),
stabilising agent(s), banker(s), advisor(s),
registrar(s),-paying and CONTD				Non-Voting
CONT	CONTD conversion agent(s), trustee(s), and
other agents as may be required in-order to
facilitate or consummate the Issue and to
approve and execute all-deeds, documents,
instruments and writings and to pay any fees,
commission,-costs, charges and other outgoings
in relation thereto and to settle all-questions
whether in India or abroad, for the Issue and to				Non-Voting			None
do all requisite-filings with SEBI, the stock
exchanges, the Government of India, the
Reserve-Bank of India, if required and any other
concerned authority in India or-outside, and to do
all such acts and things as may be necessary
and expedient-for, and incidental and ancillary to
the Issue, and to give such directions-that may
be necessary or arise in regard to or in
connection with any such-offer, issue or allotment
of Securities and utilisation of the issue CONTD
CONT	CONTD proceeds, as it may, in its absolute
discretion, deem fit and any such-action, decision
or direction of the Board shall be binding on all-
shareholders. resolved further that any director or
directors of the Company-or any other officer or
officers of the Company as may be authorised by
the-Board, be and is or are hereby authorised to
sign, execute and issue-consolidated receipt/s for
the Securities, listing application, various-
agreements, undertakings, deeds, declarations
and all other documents and to-do all such
things, deeds and acts and to comply with all the
formalities as-may, in the opinion of such
authorised person, be required in connection
with-or incidental to the aforesaid offering of
Securities, including post issue-formalities.
resolved further that the allotment of Securities
under any-Qualified CONTD				Non-Voting
CONT	CONTD Institutional Placement shall only be to
qualified institutional buyers-within the meaning
of Regulation 2(1)(zd) of the ICDR Regulations,
such-Securities shall be fully paid up and the
allotment of such Securities shall-be completed
within 12 months from the date of this resolution
or such other-time as may be allowed by SEBI
Regulations from time to time. resolved-further
that the Board be and is hereby authorised to
open one or more bank-accounts in the name of
the Company in Indian currency or foreign-
currency(ies) with such bank or banks in India as
may be required in-connection with the aforesaid
issue, subject to requisite approvals from-
Reserve Bank of India, if any, and the director or
directors of the Company-or other officer or
officers of the Company authorised by the Board
be and is-or are hereby CONTD				Non-Voting
CONT	CONTD authorised to sign and execute the
application form and other documents-required
for opening the account, to operate the said
account, and to give-such instructions including
closure thereof as may be required and deemed-
appropriate by these signatories, and that the
said bank/s be and is/are-hereby authorised to
honor all cheques and other negotiable
instruments-drawn, accepted or endorsed and
instructions given by the aforesaid-signatories on
behalf of the Company. Resolved further that the
common seal-of the Company, if required to be
affixed in India on any agreement,-undertaking,
deed or other document, the same be affixed in
the presence of-anyone or more of the directors
of the company or anyone or more of the-officers
of the company as may be authorised by the
Board in accordance with-the Articles of CONTD				Non-Voting
CONT	CONTD Association of the Company. Resolved
further that the Board be and is-hereby
authorised to do such acts, deeds and things as
the Board in its-absolute discretion deems
necessary or desirable in connection with the
issue-of the Securities, including, without
limitation, the following: i.-finalisation of the
allotment of the Securities on the basis of the-
bids/applications received; ii. finalisation of and
arrangement for the-submission of the
preliminary and final offer document(s), and any
amendments-supplements thereto, with any
applicable statutory and/or regulatory-authorities,
institutions or bodies, as may be required; iii.
approval of the-preliminary and final offer
document(including amending, varying or
modifying-the same, as may be considered
desirable or expedient) as finalised in-
consultation with the CONTD				Non-Voting
CONT	CONTD lead manager(s)/ under
writer(s)/advisor(s), in accordance with all-
applicable statutory and/or regulatory
requirements; iv. finalisation of the-basis of
allotment in the event of over subscription; v.
acceptance and-appropriation of the proceeds of
the issue of the Securities; vi.-authorisation of the
maintenance of a register of holders of the
Securities;-vii. authorisation of any director or
directors of the Company or other-officer or
officers of the Company, including by the grant of
power of-attorneys, to do such acts, deeds and
things as authorised person in its-absolute
discretion may deem necessary or desirable in
connection with the-issue and allotment of the
Securities; viii. seeking, if required, the-consent
of the Company's lenders, parties with whom the
Company has entered-into various commercial
and CONTD				Non-Voting
CONT	CONTD other agreements, all concerned
government and regulatory authorities-in India,
and any other consents that may be required in
connection with the-issue and allotment of the
Securities; ix. seeking the listing of the-Securities
on any Indian stock exchange, submitting the
listing application-to such stock exchange and
taking all actions that may be necessary in-
connection with obtaining such listing; x. giving or
authorising the giving-by concerned persons of
such declarations, affidavits, certificates,
consents-and authorities as may be required
from time to time; and xi. deciding the-pricing and
terms of the Securities, and all other related
matters. Resolved-further that for the purpose of
giving effect to any offer, issue or-allotment of
Equity Shares or Securities or instruments
representing the-same, as CONTD				Non-Voting
CONT	CONTD described above, the Board be and is
hereby authorised on behalf of the-Company, to
do all such acts, deeds, matters and things as it
may, in its-absolute discretion, deem necessary
or desirable for such purpose, and with-power on
behalf of the Company to settle all questions,
difficulties or-doubts that may arise in regard to
such issue(s) or allotment(s) as it may,-in its				Non-Voting			None
absolute discretion, deem fit. Resolved further
that the Board be and-is hereby authorised to
delegate all or any of the powers herein
conferred to-any Committee of Directors, other
committee of officers of the Company, or-
Chairman or Managing Director or any other
Director(s) or Officer(s) of the-Company, as it
may deem fit in its absolute discretion, in order to
give-effect to the aforesaid resolutions
13	Resolved that in supersession to the resolution
passed at the Twentieth Annual General Meeting
of the Company held on December 28, 2006,
consent of the Company, pursuant to Section
293(1)(d) and other applicable provisions, if any,
of the Companies Act, 1956 and Articles of
Association of the Company, be and is hereby
accorded to the Board of Directors of the
Company for borrowing from time to time, any
sum or sums of moneys which together with the
moneys already borrowed by the Company (apart
from temporary loans obtained from the
Company's Bankers in the ordinary course of
business) may exceed the aggregate of the paid
up capital of the Company and its free reserves
not set apart for any specific purpose, provided
that the maximum amount of moneys to be
borrowed by the Board shall not at any time
exceed Rupees five CONTD				Management	For	For
CONT	CONTD thousand crore. Resolved further that
the Board of Directors be and is-hereby
authorised to do all such acts, deeds, matters
and things as may be-considered necessary,
desirable or expedient for giving effect to this-
resolution and to settle any questions or disputes
that may arise in relation-thereto				Non-Voting
14	Resolved that pursuant to provisions of Section
255 and other applicable provisions, if any of the
Companies Act, 1956 and notice received by the
Company pursuant to provisions of Section
257(1) of the said Act from Mr. Shyamsunder S.
Jaipuria, a member, holding 260 equity shares of
the Company, proposing his candidature for the
office of director, the approval of members of the
Company be and is hereby accorded to appoint
Mr. Shyamsunder S. Jaipuria, as a director, liable
to retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	227,992	10-Sep-2011		22-Sep-2011
RAJESH EXPORTS LTD
Security		Y7181T147		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE343B01030		Agenda		703328004 - Management
Record Date				Holding Recon Date		28-Sep-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		16-Sep-2011
SEDOL(s)		B0JJVB5 - B0K7RR6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Profit and Loss account for the year ended 31st March 2011 and the Balance Sheet as at that date together with the reports of the Directors and Auditors thereon		Management	For	For
2		To declare dividend		Management	For	For
3		To appoint a Director in place of Mr. Y. Venu Madhava Reddy, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint auditors and fix their remuneration: M/s. P. K. Rungta & Co, Chartered Accountants		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	173,568	10-Sep-2011		20-Sep-2011
INDIABULLS SECURITIES LTD, NEW DELHI
Security		Y3912B109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE274G01010		Agenda		703332279 - Management
Record Date				Holding Recon Date		28-Sep-2011
City /	Country	NEW DELHI /	India	Vote Deadline Date		26-Sep-2011
SEDOL(s)		B2QP4C2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited Balance Sheet as at March 31, 2011, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon		Management	For	For
2		To appoint a Director in place of Mr. Ashok Sharma (DIN:00010912) , who retires by rotation and being eligible, offers himself for re- appointment		Management	For	For
3		To appoint a Director in place of Mr. Aishwarya Katoch (DIN:00557488), who retires by rotation and being eligible, offers himself for re- appointment		Management	For	For
4	Resolved that M/s Deloitte Haskins & Sells,
Chartered Accountants (Registration No.
117366W), be and are hereby appointed as
Auditors of the Company, to hold office as such
from the conclusion of this Annual General
Meeting until the conclusion of the next Annual
General Meeting of the Company on such
remuneration as may be fixed by the Board of
Directors				Management	For	For
5	Resolved that, pursuant to the applicable
provisions, of the Companies Act, 1956 (including
any statutory modification or re-enactment
thereof for the time being in force) and in
accordance with the Articles of Association of the
Company, the Listing Agreements with stock
exchanges, Securities and Exchange Board of
India (Employee Stock Option Scheme and
Employee Stock Purchase Scheme) Guidelines,
1999, as amended from time to time, the
applicable guidelines and clarifications issued by
the Reserve Bank of India and any other
statutory/regulatory authorities, consent of the
shareholders be and is hereby accorded for
amending the 'Indiabulls Securities Limited
Employees Stock Option Scheme 2008' and
'Indiabulls Securities Limited Employees Stock
Option Scheme 2009' (the "Stock Option
Schemes"), earlier consented to / CONTD				Management	For	For
CONT	CONTD approved by the shareholders, so as to
amend the exercise price under-respective Stock
Option Schemes, to be the market price of the
equity shares-of the Company, being the latest
available closing price, prior to the date-of grant
or the price as may be decided by the Board				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-5. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	433,630	14-Sep-2011		20-Sep-2011
DECCAN CHRONICLE HOLDINGS LTD
Security		Y2026H119		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE137G01027		Agenda		703336493 - Management
Record Date				Holding Recon Date		28-Sep-2011
City /	Country	SECUNDERABAD /	India	Vote Deadline Date		21-Sep-2011
SEDOL(s)		B1TS6J2 - B1VDKS2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 31st March 2011 and Profit
and Loss Account for the year ended on that date
and the reports of the Board of Directors' and
Auditors' thereon				Management	For	For
2		To appoint a director in place of Mr. Krishan Premnarayen, who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
3		To appoint a director in place of Mr. T. Vinayak Ravi Reddy, who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
4		To appoint a director in place of Mr. G. Kumar, who retires by rotation and being eligible offers himself for reappointment		Management	For	For
5	To appoint M/s. C B Mouli & Associates,
Chartered Accountants, the retiring auditors, as
Statutory Auditors of the company to hold office
till the conclusion of next Annual General Meeting
and to authorise the Board to fix their
remuneration				Management	For	For
6	Resolved that the Company hereby accords its
consent and approval under section 314 (1) and
all other applicable provisions, if any, of the
Companies Act, 1956, to Mr. T. Vijay Reddy, a
relative (son) of Mr. T. Venkattram Reddy,
Chairman and Whole Time Director of the
Company, for holding and continuing to hold an
office or place of profit under the company as
Vice President (Business Development &
Finance) on a gross remuneration of INR
1,50,000/-per month. Resolved further that the
Board of Directors, which expression shall
include a Committee of Directors, of the
Company be and is hereby authorised to do all
acts, deeds and things as are necessary and
incidental for implementing this resolution				Management	For	For
7	Resolved that the Company hereby accords its
consent and approval under section 314 (1) and
all other applicable provisions, if any, of the
Companies Act, 1956, to Mrs. T. Manjula Reddy,
a relative (wife) of Mr. T. Venkattram Reddy,
Chairman and Whole Time Director of the
Company and also related to (Brother's wife) Mr.
T. Vinayak Ravi Reddy, Vice Chairman and
Whole Time Director of the company, for holding
and continuing to hold an office or place of profit
under the company as Senior Features Editor on				Management	For	For	None
a gross remuneration of INR 2,45,000/-per
month. Resolved further That the Board of
Directors, which expression shall include a
Committee of Directors, of the company be and is
hereby authorised to do all acts, deeds and
things as are necessary and incidental for
implementing this resolution
8	Resolved that the Company hereby accords its
consent and approval under section 314 (1) and
all other applicable provisions, if any, of the
Companies Act, 1956, to Ms. T. Gayatri Reddy, a
relative (daughter) of Mr. T. Venkattram Reddy,
Chairman and Whole Time Director of the
Company, for holding and continuing to hold an
office or place of profit under the company as
Features Editor on a gross remuneration of INR
2,00,000/-per month. Resolved further that the
Board of Directors, which expression shall
include a Committee of Directors, of the
Company be and is hereby authorised to do all
acts, deeds and things as are necessar y and
incidental for implementing this resolution				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	191,305	15-Sep-2011		20-Sep-2011
JAIPRAKASH POWER VENTURES LTD
Security		Y4253C102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE351F01018		Agenda		703336556 - Management
Record Date				Holding Recon Date		28-Sep-2011
City /	Country	SOLAN /	India	Vote Deadline Date		16-Sep-2011
SEDOL(s)		B0703M5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2011, the Profit & Loss Account for the year ended on that date and the Reports of Directors' and Auditors' thereon		Management	For	For
2		To appoint a Director in place of Shri Sunil Kumar Sharma, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Dr. R.C. Vaish, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Shri B.K. Taparia, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Dr. R.L. Gupta, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Shri R. K. Narang, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
7	To appoint M/s. R. Nagpal Associates, Chartered
Accountants, as Statutory Auditors of the
Company, to hold office from the conclusion of
this Annual General Meeting until the conclusion
of the next Annual General Meeting and to
authorize the Board to fix their remuneration				Management	For	For
8		Appointment of Shri Praveen Kumar Singh as director		Management	For	For
9		Appointment of Shri Praveen Kumar Singh as whole-time director		Management	For	For
10		Appointment of Shri Dharam Paul Goyal as director		Management	For	For
11		Appointment of Shri Dharam Paul Goyal as whole - time director		Management	For	For
12		Appointment of Lt. Gen. (RETD.) Shri Ravindra Mohan Chadha as director		Management	For	For
13		Appointment of Lt. Gen. (RETD.) Shri Ravindra Mohan Chadha as whole-time director		Management	For	For
14		Increase in the Remuneration of Managing Director & whole-time directors		Management	For	For
15		Approval of appointment/confirmation of Shri G.P. Gaur as whole-time director		Management	For	For
16		Creation of security		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	379,633	15-Sep-2011		20-Sep-2011
GUJARAT MINERAL DEVELOPEMENT CORP LTD
Security		Y2946M131		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Sep-2011
ISIN		INE131A01031		Agenda		703336607 - Management
Record Date				Holding Recon Date		28-Sep-2011
City /	Country	AHMEDABAD /	India	Vote Deadline Date		22-Sep-2011
SEDOL(s)		6101639		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the 'Profit & Loss
Account' of the Corporation for the year ended
31st March, 2011 and the 'Balance Sheet' as on
that date and the Report of the Board-of-
Directors and Auditors thereon				Management	For	For
2		To declare dividend on Equity Shares for the year ended 31st March, 2011		Management	For	For
3		To fix up the remuneration of Statutory Auditors for the year 2011-12 to be appointed by the Comptroller & Auditor General of India		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	176,781	15-Sep-2011		20-Sep-2011
NETCARE LTD
Security		S5510Z104		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		06-Oct-2011
ISIN		ZAE000011953		Agenda		703328066 - Management
Record Date		30-Sep-2011		Holding Recon Date		30-Sep-2011
City /	Country	SANDTON /	South Africa	Vote Deadline Date		29-Sep-2011
SEDOL(s)		5949863 - 6636421 - B02P3M5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		General issue of shares for cash		Management	For	For
S.1		Financial assistance in terms of Section 44 of the Companies Act		Management	For	For
S.2		Financial assistance to related and inter-related companies in terms of Section 45 of the Companies Act		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	25,307	10-Sep-2011		29-Sep-2011
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	21,663	10-Sep-2011		29-Sep-2011
SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security		Y76810103		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		10-Oct-2011
ISIN		CNE100000171		Agenda		703301399 - Management
Record Date		09-Sep-2011		Holding Recon Date		09-Sep-2011
City /	Country	SHANDONG PROVINCE /	China	Vote Deadline Date		28-Sep-2011
SEDOL(s)		6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and approve the appointment of Ms. Fu Mingzhong as an independent non-executive director of the Company		Management	For	For
2	To consider and approve the distribution of
interim dividend of RMB 0.029 per share for the
six months ended 30 June 2011 to be distributed
to all shareholders whose names appear on the
register of members of the Company on 14
October 2011				Management	For	For
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "1 AND 2". THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO ADDITION OF VOTING OPTION
COMMENT.-IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM U-NLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	31,600	23-Aug-2011		29-Sep-2011
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	28,000	23-Aug-2011		29-Sep-2011
TATA COMMUNICATIONS LTD
Security		Y9371X128		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Oct-2011
ISIN		INE151A01013		Agenda		703339994 - Management
Record Date				Holding Recon Date		07-Oct-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		30-Sep-2011
SEDOL(s)		6114745 - B018TS3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Balance
Sheet of the Company as on 31 March 2011, the
audited Profit and Loss Account for the year
ended on that date, the Auditors' Report thereon
and the Report of the Board of Directors				Management	For	For
2		To declare dividend for the financial year 2010-11		Management	For	For
3		To appoint a Director in place of Mr.Arun Gandhi who retires by rotation at this Annual General Meeting and being eligible offers himself for reappointment		Management	For	For
4		To appoint a Director in place of Mr.Subodh Bhargava who retires by rotation at this Annual General Meeting and being eligible offers himself for reappointment		Management	For	For
5		To appoint a Director in place of Mr.Kishor Chaukar who retires by rotation at this Annual General Meeting and being eligible offers himself for reappointment		Management	For	For
6	Resolved that pursuant to the provisions of
sections 198, 269, 309 and other applicable
provisions, if any, of the Companies Act, 1956
("Act") read with Schedule XIII thereto, subject to
the provisions of the Memorandum and Articles
of Association of the Company, and subject to
such approvals, if any, as may be necessary,
approval of the Company be and is hereby
accorded to the appointment of Mr. Vinod Kumar
as the Managing Director and Group CEO for a
period commencing 1 February 2011 for a period
of five years i.e. upto and inclusive 31 January
2016, on the terms and conditions agreed to
between Mr. Vinod Kumar and the Company as
set out in the explanatory statement attached to
this notice, with liberty to the Board of Directors
to revise the terms as to remuneration and other
terms and conditions of appointment, from
CONTD				Management	For	For
CONT	CONTD time to time within the limits prescribed
under the provisions of-Schedule XIII or any
amendment thereto for the time being in force.
Resolved-further that where in any financial year
during the tenure of Mr. Vinod Kumar-as the
Managing Director and Group CEO of the
Company as above, the Company-has no profits
or the profits are inadequate, the Company shall,
subject to-the provisions of Sections 198, 269				Non-Voting			None
and 309 of the Act, pay basic salary,-perquisites
and allowances as mutually agreed between the
Company and Mr.-Vinod Kumar and specified in
the explanatory statement. Resolved further that-
the Board of Directors of the Company be and is
hereby authorised to take-such steps as may be
necessary to give effect to this resolution
7	To appoint a Director liable to retire by rotation in
place of Mr.Uday B. Desai who holds office only
up to date of the forthcoming Annual General
Meeting and in respect of whom a notice under
the provisions of Section 257 of the Companies
Act, 1956 has been received by the Company
from a member signifying his intention to propose
Mr.Uday B. Desai as a candidate for the office of
director				Management	For	For
8	To appoint a Director in place of Mr.Ajay Kumar
Mittal who holds office only up to the date of the
forthcoming Annual General Meeting as a non-
retiring director and in respect of whom a notice
under the provisions of Section 257 of the
Companies Act, 1956 has been received by the
Company from a member signifying his intention
to propose Mr.Ajay Kumar Mittal as a candidate
for the office of director				Management	For	For
9	To appoint a Director liable to retire by rotation in
place of Mr.Saurabh Kumar Tiwari who holds
office only up to the date of the forthcoming
Annual General Meeting and in respect of whom
a notice under the provisions of Section 257 of
the Companies Act, 1956 has been received by
the Company from a member signifying his
intention to propose Mr.Saurabh Kumar Tiwari as
a candidate for the office of director				Management	For	For
10	Resolved that pursuant to Section 309 and other
applicable provisions, if any, of the Companies
Act, 1956 ("Act" ) and pursuant to the provisions
of Clause49(I)(B) of the Listing Agreement, a
sum not exceeding one percent per annum of the
net profits of the Company calculated in
accordance with the provisions of Sections 198,
249 and 350 of the Act, be paid to and distributed
amongst the directors of the Company or some
or any of them (other than the whole-time
directors) in such amounts or proportions and in
such manner and in all respects as may be
directed by the Board of Directors or any
Committee formed by the Board of Directors and
entrusted with such responsibilities, and such
payments shall be made in respect of the profits
of the Company for each year of the period of five
years commencing 1 April 2010				Management	For	For
11	Resolved that pursuant to Section 224 A and
other applicable provisions, if any, of the
Companies Act, 1956, M/s. S.B. Billimoria & Co.,
Chartered Accountants be and are hereby
appointed Statutory Auditors of the Company to
hold office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting and to ex amine and
audit the accounts of the Company for the
financial year 2011-12 on such remuneration as
may be mutually agreed upon between the Board
of Directors and the Auditors, plus				Management	For	For	None
reimbursement of service tax , travelling and out
of pocket expenses. Resolved further that the
Auditors of the Company be and are hereby
authorized to carry out (either themselves or
through qualified associates) the audit of the
Company's accounts maintained at all its
branches and CONTD
CONT		CONTD establishments (whether now existing or acquired during the financial-year ending 3 1 March 20 12) wherever in India or abroad		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	91,629	20-Sep-2011		10-Oct-2011
SHANDA INTERACTIVE ENTERTAINMENT LIMITED
Security		81941Q203		Meeting Type		Annual
Ticker Symbol		SNDA		Meeting Date		11-Oct-2011
ISIN		US81941Q2030		Agenda		933510390 - Management
Record Date		25-Aug-2011		Holding Recon Date		25-Aug-2011
City /	Country	/	China	Vote Deadline Date		30-Sep-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1A		ELECTION OF DIRECTOR: TIANQIAO CHEN		Management	For	For
1B		ELECTION OF DIRECTOR: DANIAN CHEN		Management	For	For
1C		ELECTION OF DIRECTOR: QIANQIAN LUO		Management	For	For
1D		ELECTION OF DIRECTOR: JINGSHENG HUANG		Management	For	For
1E		ELECTION OF DIRECTOR: CHENGYU XIONG		Management	For	For
1F		ELECTION OF DIRECTOR: KAI ZHAO		Management	For	For
1G		ELECTION OF DIRECTOR: GRACE WU		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	000EGShares Consumer Goods GEMS ETF	THE BANK OF NEW YORK MELLON	654	27-Sep-2011		27-Sep-2011
CHINA COSCO HOLDINGS CO. LTD, TIANJIN
Security		Y1455B106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		12-Oct-2011
ISIN		CNE1000002J7		Agenda		703307579 - Management
Record Date		09-Sep-2011		Holding Recon Date		09-Sep-2011
City /	Country	HONG KONG /	China	Vote Deadline Date		30-Sep-2011
SEDOL(s)		B0B8Z18 - B0CL356 - B0YK588		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110826/LTN20110826259.pdf		Non-Voting
1		To consider and, if thought fit, to approve the proposed issue of USD denominated bonds (the "Bonds") and the provision of guarantee by the Company for the offshore issuer and/or the Bonds		Management	For	For
2	To elect Mr. Ma Zehua as director of the
Company and to authorise the Board to
determine their remuneration and to enter into
service contracts with Mr. Zehua subject to such
terms and conditions as the Board shall think fit
and to do such acts and things to give effect to
such matters				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	25,000	30-Aug-2011		03-Oct-2011
CHINA PETROLEUM & CHEMICAL CORP SINOPEC, BEIJING
Security		Y15010104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		12-Oct-2011
ISIN		CNE1000002Q2		Agenda		703308026 - Management
Record Date		09-Sep-2011		Holding Recon Date		09-Sep-2011
City /	Country	BEIJING /	China	Vote Deadline Date		30-Sep-2011
SEDOL(s)		6291819 - 7027756 - B01XKR4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110828/LTN20110828025.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1.1		To issue domestic corporate bonds and complete other related matter: resolution on the issue of domestic corporate bonds		Management	For	For
1.2	To issue domestic corporate bonds and complete
other related matter: to authorise the Board (or
any person authorised by the Board) to deal with
matters in relation to the issue of domestic
corporate bonds				Management	For	For
2.1		To issue A shares convertible corporate bonds and complete other related matter: Type of securities to be issued		Management	For	For
2.2		To issue A shares convertible corporate bonds and complete other related matter: Issuance size		Management	For	For
2.3		To issue A shares convertible corporate bonds and complete other related matter: Nominal value and issue price		Management	For	For
2.4		To issue A shares convertible corporate bonds and complete other related matter: Term		Management	For	For
2.5		To issue A shares convertible corporate bonds and complete other related matter: Interest rate		Management	For	For
2.6		To issue A shares convertible corporate bonds and complete other related matter: Method and timing of interest payment		Management	For	For
2.7		To issue A shares convertible corporate bonds and complete other related matter: Conversion period		Management	For	For
2.8		To issue A shares convertible corporate bonds and complete other related matter: Determination and adjustment of conversion price		Management	For	For
2.9		To issue A shares convertible corporate bonds and complete other related matter: Downward adjustment to conversion price		Management	For	For
2.10		To issue A shares convertible corporate bonds and complete other related matter: Conversion method of fractional share		Management	For	For
2.11		To issue A shares convertible corporate bonds and complete other related matter: Terms of redemption		Management	For	For
2.12		To issue A shares convertible corporate bonds and complete other related matter: Terms of sale back		Management	For	For
2.13		To issue A shares convertible corporate bonds and complete other related matter: Dividend rights of the year of conversion		Management	For	For
2.14		To issue A shares convertible corporate bonds and complete other related matter: Method of issuance and target subscribers		Management	For	For
2.15		To issue A shares convertible corporate bonds and complete other related matter: Subscription arrangement for existing shareholders		Management	For	For
2.16		To issue A shares convertible corporate bonds and complete other related matter: CB Holders and CB Holders' meetings		Management	For	For
2.17		To issue A shares convertible corporate bonds and complete other related matter: Use of proceeds from the issuance of the Convertible Bonds		Management	For	For
2.18		To issue A shares convertible corporate bonds and complete other related matter: Guarantee		Management	For	For
2.19		To issue A shares convertible corporate bonds and complete other related matter: Validity period of the resolutions in relation to the issuance of the Convertible Bonds		Management	For	For
2.20		To issue A shares convertible corporate bonds and complete other related matter: Matter relating to authorisation in relation to the issuance of the Convertible Bonds		Management	For	For
2.21		To issue A shares convertible corporate bonds and complete other related matter: Feasibility Analysis Report on the use of proceeds from the issuance of the Convertible Bonds		Management	For	For
2.22		To issue A shares convertible corporate bonds and complete other related matter: Report on the use of proceeds from last issuance of securities		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	456,280	30-Aug-2011		03-Oct-2011
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	846,066	30-Aug-2011		03-Oct-2011
TURKCELL ILETISIM HIZMETLERI A.S
Security		900111204		Meeting Type		Special
Ticker Symbol		TKC		Meeting Date		12-Oct-2011
ISIN		US9001112047		Agenda		933511417 - Management
Record Date		22-Sep-2011		Holding Recon Date		22-Sep-2011
City /	Country	/	United States	Vote Deadline Date		30-Sep-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		OPENING AND ELECTION OF THE PRESIDENCY BOARD		Management	For	For
02		AUTHORIZING THE PRESIDENCY BOARD TO SIGN THE MINUTES OF THE MEETING		Management	For	For
04		RELEASE OF THE BOARD MEMBERS FROM ACTIVITIES AND OPERATIONS OF THE COMPANY IN YEAR 2010		Management	For	For
05		REMOVING ONE OR MORE THAN ONE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND ELECTION OF NEW MEMBERS IN LIEU OF THOSE REMOVED; AND DETERMINATION OF THEIR REMUNERATION		Management	For	For
08		REVIEW, DISCUSSION AND APPROVAL OF THE BALANCE SHEET AND PROFITS/LOSS STATEMENTS RELATING TO FISCAL YEAR 2010, TOGETHER WITH THE ACTIVITIES AND OPERATIONS OF THE COMPANY IN YEAR 2010		Management	For	For
9A		DISCUSSION OF AND DECISION ON THE BOARD OF DIRECTORS' PROPOSAL CONCERNING THE DISTRIBUTION OF PROFIT FOR YEAR 2010		Management	For	For
9B		DISCUSSION OF AND DECISION ON THE DATE OF DISTRIBUTION OF PROFIT FOR YEAR 2010		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	1,911	29-Sep-2011		29-Sep-2011
ECOPETROL S A
Security		279158109		Meeting Type		Special
Ticker Symbol		EC		Meeting Date		12-Oct-2011
ISIN		US2791581091		Agenda		933512293 - Management
Record Date		22-Sep-2011		Holding Recon Date		22-Sep-2011
City /	Country	/	United States	Vote Deadline Date		10-Oct-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
04		APPROVAL OF THE AGENDA		Management	For	Against
05		APPOINTMENT OF THE PRESIDENT FOR THE MEETING		Management	For	Against
06		APPOINTMENT OF THE COMMISSION IN CHARGE OF SCRUTINIZING ELECTIONS AND POLLING		Management	For	Against
07		APPOINTMENT OF THE COMMISSION IN CHARGE OF REVIEWING AND APPROVING THE MINUTES OF THE MEETING		Management	For	Against
08	ELECTION OF THE BOARD OF DIRECTORS
(ORIGINATED IN THE NEWLY ACQUIRED
NON-INDEPENDENT QUALITY OF MR.
FEDERICO RENGIFO VELEZ AND THE NINTH
POSITION'S VACANCY, WHICH
CORRESPONDS TO THE DIRECTOR
NOMINATED BY MINORITY SHAREHOLDERS)				Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	13,754	01-Oct-2011		01-Oct-2011
ZHEJIANG EXPRESSWAY CO LTD
Security		Y9891F102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		13-Oct-2011
ISIN		CNE1000004S4		Agenda		703338889 - Management
Record Date		12-Sep-2011		Holding Recon Date		12-Sep-2011
City /	Country	ZHEJIANG /	China	Vote Deadline Date		03-Oct-2011
SEDOL(s)		0671666 - 6990763 - B014WY8 - B01XVP9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110829/LTN20110829154.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION 1. THANK YOU		Non-Voting
1		That an interim dividend of RMB 6 cents per share in respect of the six months ended June 30, 2011 be and is hereby approved and declared		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	586,000	17-Sep-2011		04-Oct-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	436,011	17-Sep-2011		04-Oct-2011
VIDEOCON INDUSTRIES LTD, AURANGABAD
Security		Y9369T113		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		13-Oct-2011
ISIN		INE703A01011		Agenda		703363185 - Management
Record Date		02-Sep-2011		Holding Recon Date		02-Sep-2011
City /	Country	TBD /	India	Vote Deadline Date		06-Oct-2011
SEDOL(s)		6929820 - B0ZNP97		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 892654 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Special Resolution under Section 372A of the
Companies Act, 1956, for authorizing the Board
of Directors to make investments, extend
guarantee, provide security, make inter-corporate
loans upto an amount of RS. 25,000 Crores				Management	For	For
2		Ordinary Resolution under Section 293(1) (d) of Companies Act, 1956, for authorizing the Board of Directors of the Company to borrow money/moneys upto an amount of RS. 30,000 Crores		Management	For	For
3	Ordinary Resolution under Section 293(1) (a) of
the Companies Act, 1956, for authorizing the
Board of Directors to sell, lease, mortgage, or
otherwise dispose off the whole or substantially
the whole of undertaking of the Company upto an
amount of Rs. 30,000 Crores				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	106,461	05-Oct-2011		05-Oct-2011
CHINA LIFE INSURANCE CO LTD
Security		Y1477R204		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		14-Oct-2011
ISIN		CNE1000002L3		Agenda		703332180 - Management
Record Date		12-Sep-2011		Holding Recon Date		12-Sep-2011
City /	Country	BEIJING /	China	Vote Deadline Date		05-Oct-2011
SEDOL(s)		6718976 - B02W3K4 - B06KKF8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110825/LTN20110825231.pdf		Non-Voting
1		Resolution in relation to the issue of subordinated term debts of China Life Insurance Company Limited		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	145,500	14-Sep-2011		05-Oct-2011
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	88,060	14-Sep-2011		05-Oct-2011
NOVATEK OAO, TARKO-SALE
Security		669888109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		14-Oct-2011
ISIN		US6698881090		Agenda		703340858 - Management
Record Date		08-Sep-2011		Holding Recon Date		08-Sep-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		04-Oct-2011
SEDOL(s)		B0DK750 - B0F70T4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the company's dividend for the first half of 2011 in the amount of RR 7,590,765,000, which constitutes RR 2.5 per one ordinary share (or RR 25.0 per GDR)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	6,270	21-Sep-2011		04-Oct-2011
INDIAN OIL CORP LTD
Security		Y3925Y112		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		15-Oct-2011
ISIN		INE242A01010		Agenda		703341230 - Management
Record Date		02-Sep-2011		Holding Recon Date		02-Sep-2011
City /	Country	TBA /	India	Vote Deadline Date		03-Oct-2011
SEDOL(s)		6253767		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 888566 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Ordinary resolution under Section 293(1)(d) of Companies Act, 1956, for increase in the borrowings limit		Management	For	For
2		Ordinary resolution under Section 293(1)(a) of Companies Act, 1956, for charging/mortgaging the moveable/immoveable properties of Company for the borrowings		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA MAURITIUS	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	21,528	21-Sep-2011		03-Oct-2011
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	43,614	21-Sep-2011		03-Oct-2011
HUBTOWN LTD
Security		Y00320104		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		15-Oct-2011
ISIN		INE703H01016		Agenda		703358095 - Management
Record Date		02-Sep-2011		Holding Recon Date		02-Sep-2011
City /	Country	TBD /	India	Vote Deadline Date		10-Oct-2011
SEDOL(s)		B1FZT54 - B1RDJT0 - B1S4H65		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 892489 DUE TO
RECEIPT OF A-CTUAL RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGAR-DED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Special Resolution for change of name of the
Company from 'Ackruti City Limited' to 'Hubtown
Limited' subject to approval of the Central
Government under Section 21 and other
applicable provisions, if any, of the Companies
Act, 1956				Management	For	For
2		Special Resolution to make investment(s) / give loan(s)/ give guarantee(s) / provide security(ies) in excess of the limits specified under Section 372Aof the Companies Act, 1956		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	28,540	29-Sep-2011		10-Oct-2011
PTT AROMATICS AND REFINING PUBLIC COMPANY LTD, BAN
Security		Y71360112		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		18-Oct-2011
ISIN		TH0968010015		Agenda		703359201 - Management
Record Date		26-Sep-2011		Holding Recon Date		26-Sep-2011
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		14-Oct-2011
SEDOL(s)		B2NBM63 - B2NFMF4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 887627 DUE TO
DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
1		To acknowledge report on key amalgamation process		Non-Voting
2		To consider the name of the MergedCo		Management	For	For
3		To consider the objectives of the MergedCo		Management	For	For
4		To consider the registered capital, number of shares, par value, and paid-up capital of the MergedCo		Management	For	For
5		To consider the share allocation of the MergedCo		Management	For	For
6		To consider the Memorandum of Association of the MergedCo		Management	For	For
7		To consider the Articles of Association of the MergedCo		Management	For	For
8.1.1		To consider the election of Pol.Gen. Sereepisut Tameeyaves as a director of the MergedCo		Management	For	For
8.1.2		To consider the election of Mr.Somchai Kuvijitsuwan as a director of the MergedCo		Management	For	For
8.1.3		To consider the election of Mr.Suthep Liumsirijarern as a director of the MergedCo		Management	For	For
8.1.4		To consider the election of Mr.Kulit Sombatsiri as a director of the MergedCo		Management	For	For
8.1.5		To consider the election of Pol.Gen.Sombat Amornvivat as a director of the MergedCo		Management	For	For
8.1.6		To consider the election of Mrs.Raweporn Kuhirun as a director of the MergedCo		Management	For	For
8.1.7		To consider the election of Mr.Kriengkrai Thiennukul as a director of the MergedCo		Management	For	For
8.1.8		To consider the election of Mr.Chitrapongse Kwangsukstith as a director of the MergedCo		Management	For	For
8.1.9		To consider the election of Mr.Prasert Bunsumpun as a director of the MergedCo		Management	For	For
8.10		To consider the election of Mr.Nuttachat Charuchinda as a director of the MergedCo		Management	For	For
8.11		To consider the election of Mr.Sukrit Surabotsopon as a director of the MergedCo		Management	For	For
8.12		To consider the election of Mr.Bowon Vongsinudom as a director of the MergedCo		Management	For	For
8.13		To consider the election of Mr.Veerasak Kositpaisal as a director of the MergedCo		Management	For	For
8.2		To consider determination of directors' scope of powers		Management	For	For
9		To consider the determination of remunerations for directors of the MergedCo		Management	For	For
10		To consider appointment of auditor(s) for the MergedCo and determination of auditors' remunerations		Management	For	For
11		To consider other matters necessary for the amalgamation: To consider remunerations for directors of the Company and PTTCH for their performance of duties in the year 2011		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	162,328	30-Sep-2011		14-Oct-2011
INFOSYS TECHNOLOGIES LIMITED
Security		456788108		Meeting Type		Special
Ticker Symbol		INFY		Meeting Date		18-Oct-2011
ISIN		US4567881085		Agenda		933507393 - Management
Record Date		01-Sep-2011		Holding Recon Date		01-Sep-2011
City /	Country	/	United States	Vote Deadline Date		03-Oct-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		ORDINARY RESOLUTION TO REVOKE THE RESOLUTION PASSED BY THE SHAREHOLDERS AT THE ANNUAL GENERAL MEETING HELD ON JUNE 12, 2004		Management	For	None
S2		SPECIAL RESOLUTIONS TO APPROVE A RESTRICTED STOCK UNITS PLAN 2011 ("2011 RSU PLAN") AND TO GRANT RESTRICTED STOCK UNITS ("RSUS") THEREUNDER TO "ELIGIBLE EMPLOYEES" OF THE COMPANY		Management	For	None
S3		SPECIAL RESOLUTION TO APPROVE GRANT OF RSUS UNDER THE 2011 RSU PLAN TO "ELIGIBLE EMPLOYEES' OF THE SUBSIDIARY COMPANIES		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	17,162	15-Sep-2011		15-Sep-2011
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	1,724	15-Sep-2011		15-Sep-2011
GTL LTD
Security		Y2721D124		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Oct-2011
ISIN		INE043A01012		Agenda		703352005 - Management
Record Date				Holding Recon Date		17-Oct-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		07-Oct-2011
SEDOL(s)		6099916 - B3BHK11		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To consider and adopt the Balance Sheet for the
fifteen months period ended as at June 30, 2011,
the Profit and Loss Account for the year ended
on that date and the Reports of the Board of
Directors and Auditors thereon				Management	For	For
2		To declare a dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Sadanand D. Patil who retires by rotation and is eligible for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Vinod Sethi who retires by rotation and is eligible for re- appointment		Management	For	For
5		To appoint M/s. Godbole Bhave & Co., Chartered Accountants, Mumbai and M/s. Yeolekar & Associates, Chartered Accountants, Mumbai as Joint Auditors and to fix their remuneration		Management	For	For
6	Resolved that Mr. Sukanta Kumar Roy, who was
appointed an Additional Director of the Company
by the Board of Directors pursuant to Section 260
of the Companies Act, 1956 and the Article 130
of the Articles of Association of the Company and
who holds the office up to the date of this Annual
General Meeting and in respect of whom the
Company has received a Notice in writing from a
member proposing his candidature for the office
of Director, be and is hereby appointed a Director
of the Company liable to retire by rotation				Management	For	For
7	Resolved that pursuant to the provisions of
Section 198, 269, 309, 310 read with Schedule
XIII and other applicable provisions, if any, of the
Companies Act, 1956 (hereinafter referred to as
"the said Act" including any modification(s) or re-
enactment(s) thereof for the time being in force)
approval of the members be and is hereby
accorded for the appointment of Mr. Sukanta
Kumar Roy as a Whole-time Director & Chief
Operating Officer of the Company, with effect
from July 27, 2010 for a period of three years i.e.
up to July 26, 2013, as approved by the Board of
Directors in its meeting held on July 27, 2010, on
the terms and conditions as set out in the
Explanatory Statement annexed hereto.
Resolved further that the Board be and is hereby
authorised to alter, vary and modify the said
terms including salary, allowances, CONTD				Management	For	For
CONT	CONTD perquisites and designation in such
manner as may be agreed to between-the Board
and Mr. Sukanta Kumar Roy within and in
accordance with and subject-to the limits
prescribed in Schedule XIII to the said Act, and if
necessary,-as may be stipulated by the Central
Government and as may be agreed to-between
the Board and Mr. Sukanta Kumar Roy. Resolved
further that the Board-be and is hereby
authorised to execute all such documents,
writings and-agreements and to do all such acts,
deeds, matters and things as may be-considered
necessary or expedient for giving effect to this
resolution				Non-Voting
8	Resolved that pursuant to the provisions of
Section 198, 269, 309, 310 read with Schedule
XIII and other applicable provisions, if any, of the
Companies Act, 1956 (hereinafter referred to as
"the said Act" including any modification(s) or re-
enactment(s) thereof for the time being in force)
approval of the members be and is hereby
accorded for re-appointment of Mr. Charudatta
Naik as a Whole-time Director of the Company,
with effect from October 1, 2010 for a period of
three years i.e. up to September 30, 2013, as
approved by the Board of Directors in its meeting
held on November 3,2010, on the terms and
conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the Board be and is hereby authorised to alter,
vary and modify the said terms including salary,
allowances, perquisites and CONTD				Management	For	For
CONT	CONTD designation in such manner as may be
agreed to between the Board and-Mr. Charudatta
Naik within and in accordance with and subject to
the limits-prescribed in Schedule XIII to the said
Act, and if necessary, as may be-stipulated by
the Central Government and as may be agreed
to between the-Board and Mr. Charudatta Naik.
Resolved further that the Board be and is-hereby
authorised to execute all such documents,
writings and agreements and-to do all such acts,
deeds, matters and things as may be considered
necessary-or expedient for giving effect to this
resolution				Non-Voting
9	Resolved that pursuant to the provisions of
Section 198, 269, 309, 310 read with Schedule
XIII and other applicable provisions, if any, of the
Companies Act, 1956 (hereinafter referred to as
"the said Act" including any modification(s) or re-
enactment(s) thereof for the time being in force)
approval of the members be and is hereby
accorded for appointment of Mr. Manoj G.
Tirodkar as the Chairman & Managing Director of
the Company, with effect from August 18, 2011
for a period of two years i.e. up to August 17,
2013, as approved by the Board of Directors in its
meeting held on August 18, 2011, on the terms
and conditions as set out in the Explanatory
Statement annexed hereto. Resolved further that
the Board be and is hereby authorised to alter,
vary and modify the said terms including salary,
allowances, perquisites and CONTD				Management	For	For
CONT	CONTD designation in such manner as may be
agreed to between the Board and-Mr. Manoj G.
Tirodkar within and in accordance with and
subject to the limits-prescribed in Schedule XIII to
the said Act, and if necessary, as may be-
stipulated by the Central Government and as
may be agreed to between the-Board and Mr.
Manoj G. Tirodkar. Resolved further that the
Board be and is-hereby authorised to execute all
such documents, writings and agreements and-to
do all such acts, deeds, matters and things as
may be considered necessary-or expedient for
giving effect to this resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	6,032	27-Sep-2011		07-Oct-2011
PETROCHINA CO LTD, BEIJING
Security		Y6883Q104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		20-Oct-2011
ISIN		CNE1000003W8		Agenda		703324830 - Management
Record Date		19-Sep-2011		Holding Recon Date		19-Sep-2011
City /	Country	BEIJING /	China	Vote Deadline Date		11-Oct-2011
SEDOL(s)		5939507 - 6226576 - B01DNL9 - B17H0R7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110905/LTN201109051135.pdf		Non-Voting
1	To consider and to approve the following
resolution: "That, as set out in the circular dated 5
September 2011 issued by the Company to its
shareholders (the "Circular"): (a) the New
Comprehensive Agreement entered into between
the Company and China National Petroleum
Corporation be and is hereby approved, ratified
and confirmed; (b) the Non-Exempt Continuing
Connected Transactions and the Proposed Caps
of the Non-Exempt Continuing Connected
Transactions under the New Comprehensive
Agreement, which the Company expects to occur
in the ordinary and usual course of business of
the Company and its subsidiaries, as the case
may be, and to be conducted on normal
commercial terms, be and are hereby generally
and unconditionally approved; and (c) the
execution of the New Comprehensive Agreement
by Mr. Zhou Mingchun for and CONTD				Management	For	For
CONT	CONTD on behalf of the Company be and is
hereby approved, ratified and-confirmed and that
Mr. Zhou Mingchun be and is hereby authorised
to make any-amendment to the New
Comprehensive Agreement as he thinks
desirable and-necessary and to do all such
further acts and things and execute such further-
documents and take all such steps which in his
opinion may be necessary,-desirable or
expedient to implement and/or give effect to the
terms of such-transactions				Non-Voting
2		To consider and approve Mr Wang Lixin as Supervisor of the Company		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF RECORD DATE OF 19
SEP 20-11. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FO-RM UNLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	460,000	07-Sep-2011		12-Oct-2011
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	677,000	07-Sep-2011		12-Oct-2011
PT BUMI RESOURCES TBK
Security		Y7122M110		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-Oct-2011
ISIN		ID1000068703		Agenda		703366369 - Management
Record Date		03-Oct-2011		Holding Recon Date		03-Oct-2011
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		19-Oct-2011
SEDOL(s)		6043485 - 7791523 - B01Z6C7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 888799 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
1		Approval buy back plan in accordance with capital market and financial institution supervisory board regulation		Management	For	For
2		Approval to sell PT Bumi Resources Minerals TBK (BRM) shares held by company		Management	For	For
3		Approval to change several chapter in article of association		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	2,430,590	07-Oct-2011		20-Oct-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	81,000	07-Oct-2011		20-Oct-2011
IOI CORPORATION BHD
Security		Y41763106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Oct-2011
ISIN		MYL1961OO001		Agenda		703359542 - Management
Record Date				Holding Recon Date		20-Oct-2011
City /	Country	PUTRAJAYA /	Malaysia	Vote Deadline Date		17-Oct-2011
SEDOL(s)		6463492 - 6464514 - B02GRL5 - B1Y3WG1 - B1YCTN4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 30 June 2011 and the Reports of the Directors and Auditors thereon		Management	For	For
2		To re-elect Mr Lee Yeow Seng, the Director retiring by rotation pursuant to Article 101 of the Company's Articles of Association		Management	For	For
3		To re-elect Datuk Karownakaran @ Karunakaran a/l Ramasamy as a Director retiring by casual vacancy pursuant to Article 102 of the Company's Articles of Association		Management	For	For
4		To re-elect Mr Lim Tuang Ooi as a Director retiring by casual vacancy pursuant to Article 102 of the Company's Articles of Association		Management	For	For
5	That Tan Sri Dato' Lee Shin Cheng, a Director
retiring pursuant to Section 129 of the
Companies Act, 1965 be and is hereby re-
appointed a Director of the Company to hold
office until the next Annual General Meeting				Management	For	For
6	That Datuk Hj Mohd Khalil b Dato' Hj Mohd Noor,
a Director retiring pursuant to Section 129 of the
Companies Act, 1965 be and is hereby re-
appointed a Director of the Company to hold
office until the next Annual General Meeting				Management	For	For
7		That the payment of Directors' fees of RM 458,750 for the financial year ended 30 June 2011 to be divided among the Directors in such manner as the Directors may determine, be and is hereby approved		Management	For	For
8		To re-appoint BDO, the retiring auditors for the financial year ending 30 June 2012 and to authorise the Directors to fix their remuneration		Management	For	For
9		Authority to Directors to allot and issue shares pursuant to Section 132D of the Companies Act, 1965		Management	For	For
10		Proposed Renewal of Existing Share Buy-Back Authority		Management	For	For
11		Proposed Renewal of Shareholders' Mandate for Recurrent Related Party Transactions of a Revenue or Trading Nature		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	115,793	30-Sep-2011		18-Oct-2011
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	20,700	30-Sep-2011		18-Oct-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	3,306,920	30-Sep-2011		18-Oct-2011
ECORODOVIAS INFRAESTRUTURA E LOGISTICA SA, SAO PAU
Security		P3661R107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		24-Oct-2011
ISIN		BRECORACNOR8		Agenda		703367816 - Management
Record Date				Holding Recon Date		20-Oct-2011
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		17-Oct-2011
SEDOL(s)		B5720R0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
A		Election of a new independent member of the board of directors, in addition to the other members of the board of directors of the company		Management	For	For
B	Adaptation of the corporate bylaws of the
company to the minimum bylaws clauses
provided for in the new Novo Mercado
Regulations of the BM and FBOVESPA, S.A.,
Bolsa de Valores, Mercadorias e Futuros, in
effect since May 10, 2011, as well as to the
changes in law number 6404 of December 15,
1976, as amended, from here onwards the
Brazilian Corporate Law, which were introduced
by law number 12431 of June 27, 2011, when
pertinent. Additionally, and still in regard to the
corporate bylaws the company. Change of the
name of the evaluation and remuneration
committee to the personnel management
committee, with the respective amendment to
paragraph 8 of article 12				Management	For	For
C		Reference to the common type of shares in item vii of article 14		Management	For	For
D		Consolidation of the corporate bylaws of the company in light of the proposed amendments		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	96,100	08-Oct-2011		18-Oct-2011
ALUMINUM CORPORATION OF CHINA LTD, BEIJING
Security		Y0094N109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Oct-2011
ISIN		CNE1000001T8		Agenda		703328117 - Management
Record Date		23-Sep-2011		Holding Recon Date		23-Sep-2011
City /	Country	BEIJING /	China	Vote Deadline Date		14-Oct-2011
SEDOL(s)		6425395 - B05PCN6 - B06KK36 - B16MTQ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110908/LTN20110908411.pdf		Non-Voting
1	To consider and, if thought fit, to approve the
proposed provision of guarantee by the Company
in respect of the foreign currency loan which
Chalco Trading Hong Kong Co., Limited will
seek, the proposed issue of the USD
denominated Bonds by Chalco HongKong
Limited and the proposed provision of guarantee
by the Company for Chalco HongKong Limited				Management	For	For
2	To consider and, if thought fit, to approve and
adopt the proposed adoption of the Code on
Shareholders' Meeting by the Company in the
form set out in the appendix to the circular of the
Company dated 9 September 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	473,564	10-Sep-2011		17-Oct-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	1,004,100	10-Sep-2011		17-Oct-2011
DATANG INTERNATIONAL POWER GENERATION CO LTD
Security		Y20020106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Oct-2011
ISIN		CNE1000002Z3		Agenda		703328460 - Management
Record Date		23-Sep-2011		Holding Recon Date		23-Sep-2011
City /	Country	BEIJING /	China	Vote Deadline Date		14-Oct-2011
SEDOL(s)		0571476 - 5896475 - 6080716 - B01DCR8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110908/LTN20110908541.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1	To consider and approve the "Resolution on the
Provision of Guarantee for the Financing of Hebei
Datang International Qian'an Thermal Power
Generation Company Limited in an Amount not
Exceeding RMB 60 million				Management	For	For
2	To consider and approve the "Resolution on the
Provision of Guarantee for the Financing of
Jiangxi Datang International Xinyu Power
Generation Company Limited in an Amount not
Exceeding RMB 180 million				Management	For	For
3	To consider and approve the "Resolution on the
Provision of Guarantee for the Financing of
Gansu Datang International Liancheng Power
Generation Company Limited in an Amount not
Exceeding RMB 640 million				Management	For	For
4		To consider and approve the "Resolution on the Provision of Guarantee for the Financing of Datang Inner Mongolia Duolun Coal Chemical Company Limited in an Amount not Exceeding RMB 4,200 million		Management	For	For
5		To consider and approve the "Resolution on the Provision of Guarantee for the Financing of Shanxi Datang International Yungang Thermal Power Company Limited in an Amount not Exceeding RMB 80 million		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	28,000	10-Sep-2011		17-Oct-2011
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	630,000	10-Sep-2011		17-Oct-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	871,929	10-Sep-2011		17-Oct-2011
ALUMINUM CORPORATION OF CHINA LIMITED
Security		022276109		Meeting Type		Special
Ticker Symbol		ACH		Meeting Date		25-Oct-2011
ISIN		US0222761092		Agenda		933510883 - Management
Record Date		20-Sep-2011		Holding Recon Date		20-Sep-2011
City /	Country	/	United States	Vote Deadline Date		12-Oct-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
S1	TO CONSIDER AND, IF THOUGHT FIT, TO
APPROVE THE PROPOSED PROVISION OF
GUARANTEE BY THE COMPANY IN RESPECT
OF THE FOREIGN CURRENCY LOAN WHICH
CHALCO TRADING HONG KONG CO.,
LIMITED WILL SEEK, THE PROPOSED ISSUE
OF THE US$ DENOMINATED BONDS BY
CHALCO HONGKONG LIMITED AND THE
PROPOSED PROVISION OF GUARANTEE BY
THE COMPANY FOR CHALCO HONGKONG
LIMITED				Management	For	None
S2	TO CONSIDER AND, IF THOUGHT FIT, TO
APPROVE AND ADOPT THE PROPOSED
ADOPTION OF THE CODE ON
SHAREHOLDERS' MEETING BY THE
COMPANY IN THE FORM SET OUT IN THE
APPENDIX TO THE CIRCULAR OF THE
COMPANY DATED 9 SEPTEMBER 2011				Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	885	28-Sep-2011		28-Sep-2011
BANCO SANTANDER BRASIL S.A
Security		05967A107		Meeting Type		Special
Ticker Symbol		BSBR		Meeting Date		25-Oct-2011
ISIN		US05967A1079		Agenda		933516342 - Management
Record Date		10-Oct-2011		Holding Recon Date		10-Oct-2011
City /	Country	/	United States	Vote Deadline Date		21-Oct-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
A		TO ELECT MR. CELSO CLEMENTE GIACOMETTI, VICE-CHAIRMAN OF THE COMPANY'S BOARD OF DIRECTORS, TO THE POSITION OF CHAIRMAN OF THE COMPANY'S BOARD OF DIRECTORS		Management	For	Against
B		IN VIEW OF THE RESOLVED ON THE PRECEDING ITEM, TO CONFIRM THE COMPOSITION OF THE COMPANY'S BOARD OF DIRECTORS		Management	For	Against
C	APPROVE PROPOSAL FOR AMENDMENT OF
COMPANY'S BYLAWS IN ORDER TO ADAPT
ITS PROVISIONS TO NEW REGULATION OF
LEVEL 2 OF BM&FBOVESPA S.A. - BOLSA DE
VALORES, MERCADORIAS E FUTUROS,
PURSUANT TO THE PROPOSAL OF THE
COMPANY'S BOARD OF EXECUTIVE
OFFICERS AND PURSUANT TO THE
APPROVAL OF ITS PROPOSAL BY BOARD OF
DIRECTORS, AT THE MEETINGS HELD ON
SEPTEMBER 21 AND 22, 2011,
RESPECTIVELY				Management	For	Against
D	TO APPROVE THE PROPOSAL OF GRANT OF
"LONG TERM INCENTIVE PLAN -
INVESTMENT IN DEPOSIT SHARE
CERTIFICATE ("UNITS") OF THE COMPANY"
FOR SOME DIRECTORS AND MANAGERIAL
EMPLOYEES OF THE COMPANY AND
COMPANIES UNDER ITS CONTROL, AS
APPROVED BY THE COMPANY'S BOARD OF
DIRECTORS, AT THE MEETING HELD ON
SEPTEMBER 22, 2011				Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	000EGShares Financials GEMS ETF	THE BANK OF NEW YORK MELLON	7,274	14-Oct-2011		14-Oct-2011
IMPALA PLATINUM HLDGS LTD
Security		S37840113		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Oct-2011
ISIN		ZAE000083648		Agenda		703327812 - Management
Record Date		21-Oct-2011		Holding Recon Date		21-Oct-2011
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		20-Oct-2011
SEDOL(s)		B1DH4F7 - B1FFT76 - B1GH8B8 - B1GK3Z6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Adoption of annual financial statements		Management	For	For
O.2		Appointment of external auditors		Management	For	For
O.3.1		Appointment of member of Audit and Risk Committee: JM McMahon - Chairman		Management	For	For
O.3.2		Appointment of member of Audit and Risk Committee: HC Cameron		Management	For	For
O.3.3		Appointment of member of Audit and Risk Committee: B Ngonyama		Management	For	For
O.4		Endorsement of the Company's remuneration policy		Management	For	For
O.5.1		Re-appointment of director: B Berlin		Management	For	For
O.5.2		Re-appointment of director: DH Brown		Management	For	For
O.5.3		Re-appointment of director: HC Cameron		Management	For	For
O.5.4		Re-appointment of director: MSV Gantsho		Management	For	For
O.5.5		Re-appointment of director: TV Mokgatlha		Management	For	For
O.5.6		Re-appointment of director: B Ngonyama		Management	For	For
O.6		Control of unissued share capital		Management	For	For
S.1		Acquisition of Company shares by Company or subsidiary		Management	For	For
S.2		Increase in directors' remuneration		Management	For	For
S.3		Financial assistance		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	12,927	10-Sep-2011		20-Oct-2011
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	48,057	10-Sep-2011		20-Oct-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	2,068	10-Sep-2011		20-Oct-2011
OSX BRASIL SA, RIO DE JANEIRO
Security		P7383A102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		31-Oct-2011
ISIN		BROSXBACNOR8		Agenda		703364353 - Management
Record Date				Holding Recon Date		26-Oct-2011
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		24-Oct-2011
SEDOL(s)		B24C6X0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	Split of the common shares issued by the
company, OSXB3, traded on the Bolsa de
Valores, Mercadorias e Futuros, from here
onwards the BM and Fbovespa, in the proportion
of 25 new shares for each share, a ratio of 1 to
25, seeking to favor their conditions for tradability				Management	For	For
II	Amendment and later consolidation of the
corporate bylaws of the company in such a way
as to reflect the new share capital of the
company, also seeking to adapt them to the new
Novo Mercado regulations of the BM and
Fbovespa				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	2,000	06-Oct-2011		25-Oct-2011
SHOPRITE HOLDINGS LTD (SHP)
Security		S76263102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-Oct-2011
ISIN		ZAE000012084		Agenda		703364377 - Management
Record Date		28-Oct-2011		Holding Recon Date		28-Oct-2011
City /	Country	BRACKENFELL /	South Africa	Vote Deadline Date		25-Oct-2011
SEDOL(s)		6560326 - 6592352 - 6801575 - B06BPR8 - B1HJ5S9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Adoption of the annual financial statements		Management	For	For
O.2		Re-appointment of PricewaterhouseCoopers as auditors		Management	For	For
O.3		Re-election of Dr CH Wiese		Management	For	For
O.4		Re-election of Mr JA Louw		Management	For	For
O.5		Re-election of Mr JF Malherbe		Management	For	For
O.6		Re-election of Mr BR Weyers		Management	For	For
O.7		Appointment of Mr JG Rademeyer as Chairperson and member of the Shoprite Holding Audit Committee		Management	For	For
O.8		Appointment of Mr JA Louw as member of the Shoprite Holdings Audit Committee		Management	For	For
O.9		Appointment of Mr JF Malherbe as member of the Shoprite Holdings Audit Committee		Management	For	For
O.10		Endorsement of the Remuneration Policy		Management	For	For
O.11		General authority over unissued shares		Management	For	For
O.12		General authority to issue shares for cash		Management	For	For
S.1		General approval of remuneration payable to non-executive directors		Management	For	For
S.2		General approval of financial assistance to subsidiaries related and inter-related entities		Management	For	For
S.3		General approval to repurchase shares		Management	For	For
O.13		General authority to directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	5,528	06-Oct-2011		26-Oct-2011
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	2,113	06-Oct-2011		25-Oct-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	329,088	06-Oct-2011		28-Oct-2011
IMPERIAL HOLDINGS LTD (IPLP)
Security		S38127122		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Nov-2011
ISIN		ZAE000067211		Agenda		703363731 - Management
Record Date		28-Oct-2011		Holding Recon Date		28-Oct-2011
City /	Country	GAUTENG /	South Africa	Vote Deadline Date		25-Oct-2011
SEDOL(s)		B095WZ4 - B0CPLB0 - B0GLZJ0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.O.1		Financial statements		Management	For	For
2.O.2		Appointment of auditors: Deloitte & Touche with Mr MJ Comber as designated partner		Management	For	For
3O3.1		Reappointment MJ Leeming to the audit committee		Management	For	For
3O3.2		Reappointment P Langeni to the audit committee		Management	For	For
3O3.3		Reappointment RJA Sparks to the audit committee		Management	For	For
3O3.4		Reappointment Y Waja to the audit committee		Management	For	For
4O4.1		Appointment of directors: Confirmation SL Botha		Management	For	For
4O421		Reappointment of S Engelbrecht as a Director		Management	For	For
4O422		Reappointment of TS Gcabashe as a Director		Management	For	For
4O423		Reappointment of A Tugendhatt as a Director		Management	For	For
5.O.5		Confirmation of remuneration policy		Management	For	For
6S161		Directors' fees: Chairman - ZAR 368,500		Management	For	For
6S162		Directors' fees: Deputy Chairman - ZAR 185,000		Management	For	For
6S163		Directors' fees: Board member - ZAR 185,000		Management	For	For
6S164		Directors' fees: Assets and liabilities committee - ZAR 65,000		Management	For	For
6S165		Directors' fees: Audit committee chairman - ZAR 212,300		Management	For	For
6S166		Directors' fees: Audit committee - ZAR 106,700		Management	For	For
6S167		Directors' fees: Risk committee - ZAR 67,000		Management	For	For
6S168		Directors' fees: Remuneration and nomination committee - ZAR 65,000		Management	For	For
6S169		Directors' fees: Social, ethics and sustainability committee - ZAR 65,000		Management	For	For
6S610		Directors' fees: Chairmen of committees		Management	For	For
7.S.2		General authority to repurchase company shares		Management	For	For
8.S.3		Authority for a specific repurchase of treasury shares		Management	For	For
9.O.6		Authority over unissued ordinary shares		Management	For	For
10O.7		Authority to issue shares for cash		Management	For	For
11O.8		Authority over unissued preference shares		Management	For	For
12S.4		Authority to provide financial assistance		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN NUMBERING. IF YOU
HAVE AL-READY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECI-DE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	1,671	05-Oct-2011		25-Oct-2011
KUMBA IRON ORE LTD
Security		S4341C103		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		02-Nov-2011
ISIN		ZAE000085346		Agenda		703366991 - Management
Record Date		28-Oct-2011		Holding Recon Date		28-Oct-2011
City /	Country	CENTURION /	South Africa	Vote Deadline Date		26-Oct-2011
SEDOL(s)		B1G4262 - B1HP2G4 - B1R0CH0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the Kumba Specific Repurchase in terms of the Kumba Specific Repurchase agreement		Management	For	For
2		Approval of the issue of Kumba Shares for the purposes of the Share Swap (implied issue of shares for cash)		Management	For	For
3		Approval of the issue of Kumba Shares for the purposes of the Subsequent Share Swap		Management	For	For
4		Approval of the provision of financial assistance in terms of sections 44 and 45 of the Companies Act		Management	For	For
5		Directors' authority		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	5,114	07-Oct-2011		26-Oct-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	337	07-Oct-2011		26-Oct-2011
AVENG LTD
Security		S0805F129		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		03-Nov-2011
ISIN		ZAE000111829		Agenda		703363236 - Management
Record Date		13-Oct-2011		Holding Recon Date		13-Oct-2011
City /	Country	SANDTON /	South Africa	Vote Deadline Date		27-Oct-2011
SEDOL(s)		6153339 - B131J65 - B1HK946		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 894794 DUE TO
DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
1		Re-appointment of external auditors		Management	For	For
2		Re-election of director - AWB Band		Management	For	For
3		Re-election of director - RL Hogben		Management	For	For
4		Re-election of director - DG Robinson		Management	For	For
5		Re-election of director - NL Sowazi		Management	For	For
6		Re-election of director - PJ Erasmus		Management	For	For
7		Re-election of director - TM Mokgosi Mwantembe		Management	For	For
8		Election of audit committee member - PK Ward		Management	For	For
9		Election of audit committee member - RL Hogben		Management	For	For
10		Election of audit committee member - MJD Ruck		Management	For	For
11		Non binding endorsement of the Aveng Limited remuneration policy		Management	For	For
12		Remuneration of directors		Management	For	For
13		General authority to repurchase shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	102,320	05-Oct-2011		27-Oct-2011
AVENG LTD
Security		S0805F129		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		03-Nov-2011
ISIN		ZAE000111829		Agenda		703367044 - Management
Record Date		28-Oct-2011		Holding Recon Date		28-Oct-2011
City /	Country	SANDTON /	South Africa	Vote Deadline Date		27-Oct-2011
SEDOL(s)		6153339 - B131J65 - B1HK946		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the amendments to the Aveng BEE structure		Management	For	For
2		Specific authority to issue shares for cash		Management	For	For
3		Specific authority to issue shares for cash to debt provider in terms of scrip lending agreements		Management	For	For
4		Authority to directors		Management	For	For
5		Issue of shares to related parties		Management	For	For
6		Loans or other financial assistance to directors		Management	For	For
7		Financial assistance for subscription of securities		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	120,215	07-Oct-2011		27-Oct-2011
SINA CORPORATION
Security		G81477104		Meeting Type		Annual
Ticker Symbol		SINA		Meeting Date		04-Nov-2011
ISIN		KYG814771047		Agenda		933509296 - Management
Record Date		07-Sep-2011		Holding Recon Date		07-Sep-2011
City /	Country	/	China	Vote Deadline Date		03-Nov-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		ELECTION OF PEHONG CHEN		Management	For	For
02		ELECTION OF LIP-BU TAN		Management	For	For
03		RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS THE INDEPENDENT AUDITORS OF THE COMPANY		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	1,769	23-Sep-2011		23-Sep-2011
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	553	23-Sep-2011		23-Sep-2011
CSR CORP LTD
Security		Y1516V109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		07-Nov-2011
ISIN		CNE100000BG0		Agenda		703349680 - Management
Record Date		07-Oct-2011		Holding Recon Date		07-Oct-2011
City /	Country	BEIJING /	China	Vote Deadline Date		27-Oct-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110921/LTN20110921463.pdf		Non-Voting
1.01	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Class and
par value of shares to be issued				Management	For	For
1.02	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Method and
time of issuance				Management	For	For
1.03	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Number of
shares to be issued				Management	For	For
1.04	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Target
subscribers				Management	For	For
1.05	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Method of
subscription				Management	For	For
1.06	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Lock-up
period				Management	For	For
1.07	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC:
Subscription price and pricing policy				Management	For	For
1.08	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Use of
proceeds				Management	For	For
1.09	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC:
Arrangement relating to the accumulated
undistributed profits of the Company prior to the
non-public issue of A Shares				Management	For	For
1.10	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Place of
listing				Management	For	For
1.11	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC: Validity of
the resolution in relation to the non-public issue
of A Shares				Management	For	For
1.12	To consider and approve the proposal in relation
to the non-public issue of A Shares of the
Company, in respect of which CSRG and its
associates, being connected Shareholders, will
abstain from voting. That the following items of
the non-public issue of A Shares by the Company
within the PRC be and are hereby individually
approved and be implemented subsequent to the
obtaining of the relevant approvals from relevant
governmental authorities in the PRC:
Effectiveness, implementation and termination of
the non-public issue of A Shares				Management	For	For
2	To consider and approve the proposal in relation
to the plan of nonpublic issue of A Shares of the
Company. CSRG and its associates, being
connected Shareholders, will abstain from voting
on this proposal				Management	For	For
3	To consider, approve and permit CSRG
Subscription and the CSRG Subscription
Agreement entered into by the Company and
CSRG, the terms thereof and all transactions
contemplated thereunder, and Board to be
authorized to do all such acts and things and to
sign and execute all documents and to take such
steps as the Board (or any Directors) may in their
absolute discretion consider necessary and
appropriate to give effect to the CSRG
Subscription Agreement. CSRG and its
associates will abstain from voting on this
proposal				Management	For	For
4	To consider and approve the authorisation to the
Board to handle relevant matters in connection
with the Proposed Placing. That The Board be
authorized to handle matters in connection with
the Proposed Placing within the scope of relevant
laws and regulations, including: (1) to authorize
the Board to handle all application matters in
connection with the Proposed Placing; (2) to
authorize the Board to appoint the sponsor (lead
underwriter) and other intermediaries to handle
all application matters in connection with the				Management	For	For	None
Proposed Placing; (3) to authorize the Board to
adjust the specific plan for the Proposed Placing
and supplement, amend and adjust the
application documents relating to the Proposed
Placing in accordance with the policy changes
regarding non-public issue of A shares and the
review opinions of the related CONTD
CONT	CONTD regulatory authorities on the Proposed
Placing; (4) to authorize the-Board to formulate
and organize the implementation of the specific
plan for-the Proposed Placing according to
specific conditions, including but not-limited to,
issuance time, target subscribers, issue price,
final number of-shares to be issued, size of
proceeds and selection of target subscribers;-(5)
to authorize the Board to sign, amend,
supplement, submit, report and-effect all the
documents and agreements in connection with
the Proposed-Placing; (6) to authorize the Board
to establish a special bank account-designated
for the proceeds and proceed with relevant
matters, and sign-relevant documents and
agreements in respect of the investment projects
to be-financed by proceeds from the Proposed
Placing; (7) to authorize the Board to-handle the
CONTD				Non-Voting
CONT	CONTD capital verification procedures relating to
the Proposed Placing; (8)-to authorize the Board
to adjust the investment projects and specific-
arrangements thereof within the authorization
scope of the EGM and in-accordance with
relevant regulatory requirements and the actual
condition of-the securities market, including:
determining the specific arrangements of-the
actual use of proceeds for the aforesaid purposes
by the priority of-investment projects, actual
investment amount, actual capital requirement
and-implementation progress, and in accordance
with the approval, endorsement,-filing or
implementation of these projects, the progress
and actual amounts-of proceeds raised; adjusting
the plan for the Proposed Placing and the use-of
proceeds in line with any changes in State
policies and new requirements-of CONTD				Non-Voting
CONT	CONTD regulatory authorities in relation to non-
public issue or any change in-market conditions
(including the feedback opinions from approving
authorities-in respect of application for the
Proposed Placing), except where re-approval-at
a general meeting is otherwise required by any
relevant laws and-regulations, the articles of
association of the Company or any regulatory-
bodies and provided that relevant laws and rules
shall be complied with; (9)-to authorize the Board
to handle the capital increase matters in
connection-with the use of proceeds; (10) to
authorize the Board to handle such relevant-
matters as subscription, registration, lock-up and
listing of shares upon-completion of the Proposed
Placing; (11) to authorize the Board, upon-
completion of the Proposed Placing, to handle
matters such as change in the-CONTD				Non-Voting
CONT	CONTD registered capital, amend the
corresponding terms of the articles of-association
of the Company and execute relevant registration
changes with the-administration for industry and
commerce; (12) to authorize the Board to-handle
other matters relating to the Proposed Placing;
and (13) Such-authorizations shall be valid for a
period of 12 months after being approved-at the
EGM of the Company				Non-Voting
5		To consider and approve the proposal in relation to compliance with the conditions for the non- public issue of A Shares by the Company		Management	For	For
6	To consider and approve the proposal in relation
to the granting of a waiver to CSRG from its
obligation to make a general offer. CSRG and its
associates, being connected Shareholders, will
abstain from voting on this proposal				Management	For	For
7		To consider and approve the proposal in relation to the Feasibility Report on the use of proceeds from the Proposed Placing by the Company		Management	For	For
8		To consider and approve the proposal in relation to Report on Previous Proceeds of the Company		Management	For	For
9		To consider and approve the proposal in relation to the appointment of an accounting firm as internal control auditors for 2011 and the bases for determination of its remuneration by the Company		Management	For	For
10		To consider and approve the proposal in relation to the provision of guarantees to CSR (Hong Kong)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	566,155	23-Sep-2011		27-Oct-2011
JIANGSU EXPRESSWAY CO LTD
Security		Y4443L103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Nov-2011
ISIN		CNE1000003J5		Agenda		703342129 - Management
Record Date		07-Oct-2011		Holding Recon Date		07-Oct-2011
City /	Country	JIANGSU /	China	Vote Deadline Date		31-Oct-2011
SEDOL(s)		6005504 - B01XLJ3 - B1BJTS3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews /sehk/20110920/LTN20110920288.p-df		Non-Voting
1	That the issue of not more than
RMB2,000,000,000 non-public directed debt
instrument for a maturity of not more than 3 years
be and is hereby approved and that Mr. Yang
Gen Lin and Mr. Qian Yong Xiang, both being
directors of the Company, be and are hereby
authorized to deal with the matters related to the
issue				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	644,000	22-Sep-2011		01-Nov-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	336,225	22-Sep-2011		01-Nov-2011
DIGI.COM BHD
Security		Y2070F100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Nov-2011
ISIN		MYL6947OO005		Agenda		703368248 - Management
Record Date				Holding Recon Date		04-Nov-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		02-Nov-2011
SEDOL(s)		6086242 - B02PGM6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Proposed subdivision of each existing ordinary share of RM 0.10 each in Digi.Com Berhad ("Digi" or "the company") into 10 ordinary shares of RM 0.01 each in Digi ("proposed subdivision")		Management	For	For
S.1		Proposed amendments to the memorandum and articles of association of Digi ("proposed amendment")		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	2,100	08-Oct-2011		03-Nov-2011
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	81,900	08-Oct-2011		03-Nov-2011
CIA SANEAMENTO MINAS GERAIS SA
Security		P28269101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Nov-2011
ISIN		BRCSMGACNOR5		Agenda		703411708 - Management
Record Date				Holding Recon Date		07-Nov-2011
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		02-Nov-2011
SEDOL(s)		B0YBZJ2 - B1BYFV3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	Donation of the asset real property number
9209000137, in reference to lot number 16 from
block 06 of the Ceu Azul subdivision, in Curvelo,
in the district of Baixo Rio das Velhas, because it
is not useful to the service				Management	For	For
II		Transfer of assets to Companhia Energetica de Minas Gerais, CEMIG, through the donation of lightning rods from the substations that feed the Arrudas ETE Sewer Treatment Station		Management	For	For
III		Conducting a long term loan transaction		Management	For	For
IV	Amendment of the corporate bylaws of the
Company to adapt them to the minimum bylaws
requirements provided for in the new Novo
Mercado Listing Regulations of the Bolsa de
Valores, Mercadorias e Futuros, BM and
FBOVESPA S.A., which went into effect on May
10, 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	58,732	27-Oct-2011		08-Nov-2011
TRUWORTHS INTERNATIONAL LTD
Security		S8793H130		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Nov-2011
ISIN		ZAE000028296		Agenda		703359100 - Management
Record Date		09-Nov-2011		Holding Recon Date		09-Nov-2011
City /	Country	CAPE TOWN /	South Africa	Vote Deadline Date		04-Nov-2011
SEDOL(s)		6113485 - 6212821 - B1HKBJ5 - B4WW7W2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and adopt the annual financial statements, including the Directors' Report and the Audit Committee Report, for the period ended 26 June 2011		Management	For	For
2.1		To re-elect Mr RG Dow as a retiring director who is available for re-election		Management	For	For
2.2		To re-elect Mr MS Mark as a retiring director who is available for re-election		Management	For	For
2.3		To re-elect Mr A J Taylor as a retiring director who is available for re-election		Management	For	For
2.4		To ratify the appointment of Mr MJV Sardi, who was appointed by the board on 21 February 2011, as a director of the company		Management	For	For
3		To give the directors limited and conditional general authority over the unissued and repurchased shares, including the authority to issue or dispose of such shares for cash		Management	For	For
4		To give a limited and conditional general mandate for the company or its subsidiaries to acquire the company's shares		Management	For	For
5		To re-elect Ernst &Young Inc. as auditor for the period to 1 July 2012 and to authorise the Audit Committee to agree the terms and fees		Management	For	For
6.1		To approve the proposed fees of the non- executive directors for the 6-month period from 1 July 2011 to 31 December 2011		Management	For	For
6.2		To approve the proposed fees of the non- executive directors for the 12-month period from 1 January 2012 to 31 December 2012		Management	For	For
7.1		To confirm the appointment of the Mr MA Thompson qualifying independent non-executive director to the company's Audit Committee for the period until the next annual general meeting		Management	For	For
7.2		To confirm the appointment of the Mr RG Dow qualifying independent non-executive director to the company's Audit Committee for the period until the next annual general meeting		Management	For	For
7.3		To confirm the appointment of the Mr H Saven qualifying independent non-executive director to the company's Audit Committee for the period until the next annual general meeting		Management	For	For
8		To approve by way of non-binding advisory vote the Group's remuneration policy as set out in the Integrated Annual Report		Management	For	For
9		To adopt the Truworths International Limited 2011 Share Plan		Management	For	For
10		To amend the Deed of the Truworths International Limited Share Trust (of 1998)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	2,291	30-Sep-2011		04-Nov-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	448,426	30-Sep-2011		09-Nov-2011
SIME DARBY BHD
Security		Y7962G108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Nov-2011
ISIN		MYL4197OO009		Agenda		703398342 - Management
Record Date				Holding Recon Date		08-Nov-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		02-Nov-2011
SEDOL(s)		4775434 - 6808769 - 6808770 - B02HLJ4 - B29R1J1 - B29TTR1 - B29Z2W5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 30 June 2011 together with the Reports of the Directors and the Auditors thereon		Management	For	For
2		To declare a final single tier dividend of 22 sen per ordinary share for the financial year ended 30 June 2011		Management	For	For
3		To approve the annual remuneration for the Non- Executive Directors at an amount not exceeding RM6,000,000 in aggregate		Management	For	For
4		To re-appoint Tun Musa Hitam as a Director of the Company and to hold office until the conclusion of the next Annual General Meeting pursuant to Section 129(6) of the Companies Act, 1965		Management	For	For
5	To re-appoint Tan Sri Dato' Dr Wan Mohd Zahid
Mohd Noordin as a Director of the Company and
to hold office until the conclusion of the next
Annual General Meeting pursuant to Section
129(6) of the Companies Act, 1965				Management	For	For
6		To elect Tan Sri Dato' Sri Hamad Kama Piah Che Othman as a Director who retires in accordance with Article 104 of the Company's Articles of Association		Management	For	For
7		To elect Tan Sri Datuk Dr Yusof Basiran as a Director who retires in accordance with Article 104 of the Company's Articles of Association		Management	For	For
8		To elect Puan Zaiton Mohd Hassan as a Director who retires in accordance with Article 104 of the Company's Articles of Association		Management	For	For
9		To elect Encik Azmi Mohd Ali as a Director who retires in accordance with Article 104 of the Company's Articles of Association		Management	For	For
10		To elect Dato' Mohd Bakke Salleh as a Director who retires in accordance with Article 104 of the Company's Articles of Association		Management	For	For
11		To re-elect Tan Sri Samsudin Osman as a Director who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
12		To re-elect Dato' Henry Sackville Barlow as a Director who retires by rotation in accordance with Article 99 of the Company's Articles of Association		Management	For	For
13		To re-appoint PricewaterhouseCoopers as Auditors of the Company for the financial year ending 30 June 2012, and to authorise the Directors to fix their remuneration		Management	For	For
14	Proposed Renewal of Shareholders' Mandate for
Existing Recurrent Related Party Transactions
and Proposed New Shareholders' Mandate for
Additional Recurrent Related Party Transactions
of a Revenue or Trading Nature				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	41,400	19-Oct-2011		03-Nov-2011
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	15,600	19-Oct-2011		03-Nov-2011
VANCEINFO TECHNOLOGIES INC.
Security		921564100		Meeting Type		Annual
Ticker Symbol		VIT		Meeting Date		11-Nov-2011
ISIN		US9215641005		Agenda		933517003 - Management
Record Date		11-Oct-2011		Holding Recon Date		11-Oct-2011
City /	Country	/	United States	Vote Deadline Date		07-Nov-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		RE-ELECTION OF MR. CHRIS SHUNING CHEN AS A CLASS A DIRECTOR OF THE COMPANY		Management	For	For
02		RE-ELECTION OF MR. DAVID LIFENG CHEN AS A CLASS A DIRECTOR OF THE COMPANY		Management	For	For
03		RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR DELOITTE TOUCHE TOHMATSU CPA LTD. FOR 2010 AT A FEE AGREED BY DIRECTORS		Management	For	For
04		APPOINTMENT OF THE INDEPENDENT AUDITOR DELOITTE TOUCHE TOHMATSU CPA LTD. FOR THE FISCAL YEAR 2011 AT A FEE AGREED BY THE DIRECTORS		Management	For	For
05		RATIFICATION OF INCLUSION OF FINANCIAL STATEMENTS OF FISCAL YEAR 2010 IN THE COMPANY'S 2010 ANNUAL REPORT		Management	For	For
06		AUTHORIZATION OF THE DIRECTORS TO TAKE ANY AND EVERY ACTION THAT MIGHT BE NECESSARY TO EFFECT THE FOREGOING RESOLUTIONS 1 TO 5 AS SUCH DIRECTOR, IN HIS OR HER ABSOLUTE DISCRETION, THINKS FIT		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	1,456	18-Oct-2011		18-Oct-2011
CEMEX SAB DE CV, GARZA GARCIA
Security		P2253T133		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		14-Nov-2011
ISIN		MXP225611567		Agenda		703367359 - Management
Record Date		31-Oct-2011		Holding Recon Date		31-Oct-2011
City /	Country	NUEVO LEON /	Mexico	Vote Deadline Date		31-Oct-2011
SEDOL(s)		2183578 - 2406457 - B02V9V4 - B2Q3M99		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	Presentation, discussion and, if deemed
appropriate, approval of a proposal to amend
sections 1, 10 and 14 of the issuance document
for common, nonamortizable share certificates
called Cemex.Cpo in order that the matters
resolved on at the general meeting of
shareholders of Cemex, S.A.B. De C.V. be
considered resolved on under the same terms by
the holders of Cemex.Cpo without the need for
calling a general meeting of holders, considering
that, taken together, the holders of Cemex.Cpo
represent on this date more than 97 percent of
the paid in shares representative of the share
capital of Cemex, S.A.B. De C.V				Management	For	For
II		Designation of special delegates		Management	For	For
III		Reading and, if deemed appropriate, approval of the meeting minutes		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	177,561	08-Oct-2011		01-Nov-2011
CEMEX, S.A.B. DE C.V
Security		151290889		Meeting Type		Annual
Ticker Symbol		CX		Meeting Date		14-Nov-2011
ISIN		US1512908898		Agenda		933518601 - Management
Record Date		14-Oct-2011		Holding Recon Date		14-Oct-2011
City /	Country	/	Mexico	Vote Deadline Date		04-Nov-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01	PRESENTATION, DISCUSSION AND
APPROVAL, IF ANY, OF A PROPOSAL TO
AMEND CLAUSES FIRST, TENTH AND
FOURTEENTH OF THE TRUST DEED
GOVERNING THE NON-REDEEMABLE
ORDINARY PARTICIPATION CERTIFICATES
NAMED "CEMEX.CPO" FOR THE PURPOSE
OF HAVING THE RESOLUTIONS ADOPTED BY
ANY GENERAL SHAREHOLDERS MEETING
OF CEMEX, S.A.B. DE C.V. BE CONSIDERED
ALSO AS ADOPTED ON THE SAME TERMS BY
THE CEMEX.CPO HOLDERS WITHOUT THE
NEED TO CALL A GENERAL MEETING OF
HOLDERS, ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT				Management	For	For
02		APPOINTMENT OF SPECIAL DELEGATES		Management	For	For
03		READING AND APPROVAL OF THE MINUTES OF THE MEETING		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	000EGShares Industrials GEMS ETF	THE BANK OF NEW YORK MELLON	7,409	22-Oct-2011		22-Oct-2011
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
Security		Y15045100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		15-Nov-2011
ISIN		CNE1000002N9		Agenda		703355594 - Management
Record Date		14-Oct-2011		Holding Recon Date		14-Oct-2011
City /	Country	BEIJING /	China	Vote Deadline Date		04-Nov-2011
SEDOL(s)		B0Y91C1 - B11X6G2 - B127737		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20110927/LTN20110927210.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1.a		To consider and approve the election of Mr. Song Zhiping as an executive director of the Company		Management	For	For
1.b		To consider and approve the election of Mr. Cao Jianglin as an executive director of the Company		Management	For	For
1.c		To consider and approve the election of Mr. Peng Shou as an executive director of the Company		Management	For	For
1.d		To consider and approve the election of Mr. Cui Xingtai as an executive director of the Company		Management	For	For
1.e		To consider and approve the election of Mr. Chang Zhangli as an executive director of the Company		Management	For	For
1.f		To consider and approve the election of Mr. Guo Chaomin as a non-executive director of the Company		Management	For	For
1.g		To consider and approve the election of Mr. Huang Anzhong as a non-executive director of the Company		Management	For	For
1.h		To consider and approve the election of Ms. Cui Lijun as a non-executive director of the Company		Management	For	For
1.i		To consider and approve the election of Mr. Qiao Longde as an independent nonexecutive director of the Company		Management	For	For
1.j		To consider and approve the election of Mr. Li Decheng as an independent non-executive director of the Company		Management	For	For
1.k		To consider and approve the election of Mr. Ma Zhongzhi as an independent non-executive director of the Company		Management	For	For
1.l		To consider and approve the election of Mr. Samuel Shin Fang as an independent non- executive director of the Company		Management	For	For
1.m		To consider and approve the election of Mr. Wu Liansheng as an independent non-executive director of the Company		Management	For	For
2.a		To consider and approve the election of Mr. Wu Jiwei as a supervisor of the Company		Management	For	For
2.b		To consider and approve the election of Ms. Zhou Guoping as a supervisor of the Company		Management	For	For
2.c		To consider and approve the election of Mr. Tang Yunwei as an independent supervisor of the Company		Management	For	For
2.d		To consider and approve the election of Mr. Zhao Lihua as an independent supervisor of the Company		Management	For	For
3		To consider and approve the establishment of the nomination committee		Management	For	For
4		To consider and approve the establishment of the strategic steering committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	24,000	28-Sep-2011		07-Nov-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	600,508	28-Sep-2011		07-Nov-2011
ANGLOGOLD ASHANTI LTD, JOHANNESBURG
Security		S04255196		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Nov-2011
ISIN		ZAE000043485		Agenda		703393657 - Management
Record Date		04-Nov-2011		Holding Recon Date		04-Nov-2011
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		09-Nov-2011
SEDOL(s)		3236330 - 6565655 - 7527609 - 7529694 - B010RD0 - B03NMS7 - B0CRJ67 - B0H71H7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
S.1		Financial assistance to subsidiaries and other related and inter-related parties		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	6,230	15-Oct-2011		09-Nov-2011
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	26,979	15-Oct-2011		09-Nov-2011
SHOPRITE HOLDINGS LTD (SHP)
Security		S76263102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Nov-2011
ISIN		ZAE000012084		Agenda		703423119 - Management
Record Date		15-Nov-2011		Holding Recon Date		15-Nov-2011
City /	Country	LUSAKA /	South Africa	Vote Deadline Date		08-Nov-2011
SEDOL(s)		6560326 - 6592352 - 6801575 - B06BPR8 - B1HJ5S9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 904724 DUE TO
CHANGE IN VO-TING STATUS OF THE
RESOLUTION. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL-BE DISREGARDED
AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK-YOU				Non-Voting
CMMT		PLEASE NOTE THAT THIS IS AN INFORMATION MEETING. SHOULD YOU WISH TO ATTEND THE-MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING YOUR CLI-ENT REPRESENTATIVE. THANK YOU		Non-Voting
1		To discuss the payment of the final dividend to LUSE shareholders declared by-Shoprite Holdings on 22 August 2011		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	5,528
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	2,113
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	336,458
ANGLOGOLD ASHANTI LIMITED
Security		035128206		Meeting Type		Annual
Ticker Symbol		AU		Meeting Date		16-Nov-2011
ISIN		US0351282068		Agenda		933520872 - Management
Record Date		24-Oct-2011		Holding Recon Date		24-Oct-2011
City /	Country	/	United States	Vote Deadline Date		08-Nov-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		FINANCIAL ASSISTANCE TO SUBSIDIARIES AND OTHER RELATED AND INTER-RELATED ENTITIES		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	1,183	29-Oct-2011		29-Oct-2011
WOOLWORTHS HLDGS LTD
Security		S98758121		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		17-Nov-2011
ISIN		ZAE000063863		Agenda		703379239 - Management
Record Date		11-Nov-2011		Holding Recon Date		11-Nov-2011
City /	Country	CAPE TOWN /	South Africa	Vote Deadline Date		10-Nov-2011
SEDOL(s)		B06KZ97 - B08F5G7 - B0GVQQ4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.O.1		Adoption of the annual financial statements		Management	For	For
2.O.2		Re-appointment of Ernst & Young Inc. and SAB&T Inc. as Joint auditors		Management	For	For
3O3.1		Re-election of Mr. Peter Bacon as a Director		Management	For	For
3O3.2		Re-election of Ms. Lindiwe Bakoro as a Director		Management	For	For
3O3.3		Re-election of Sir. Stuart Rose as a Director		Management	For	For
3O3.4		Re-election of Ms. Zyda Rylands as a Director		Management	For	For
3O3.5		Re-election of Mr. Simon Susman as a Director		Management	For	For
4.O.4		Election of Ms. Zarina Bassa as a director		Management	For	For
5O5.1		Election of Ms. Lindiwe Bakoro as a audit committee member		Management	For	For
5O5.2		Election of Mr. Peter Bacon as a audit committee member		Management	For	For
5O5.3		Election of Ms. Zarina Bassa as a audit committee member		Management	For	For
5O5.4		Election of Mr. Mike Leeming as a audit committee member		Management	For	For
5O5.5		Election of Ms. Sindi Zilwa as a audit committee member		Management	For	For
6.O.6		Approval of remuneration policy		Management	For	For
7.S.1		Remuneration for the non-executive directors		Management	For	For
8.S.2		General authority to repurchase shares		Management	For	For
9.S.3		Financial assistance to related or inter-related companies or corporations		Management	For	For
10.O7		Amendments to the Woolworths Holdings Share Trust Deed		Management	For	For
11.S4		Issue of shares or options and grant are financial assistance in terms of the company's share- based Incentive Schemes		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 2. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	4,974	12-Oct-2011		10-Nov-2011
ALOK INDUSTRIES LTD
Security		Y0090S110		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		19-Nov-2011
ISIN		INE270A01011		Agenda		703402468 - Management
Record Date				Holding Recon Date		17-Nov-2011
City /	Country	SILVASSA /	India	Vote Deadline Date		08-Nov-2011
SEDOL(s)		6143040 - B01YV30		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering and, if thought fit,
approving with or without modification(s), the
arrangement embodied in the Scheme of
Amalgamation of Grabal Alok Impex Limited, the
Transferor Company with Alok Industries Limited,
the Applicant Company and their respective
Shareholders and Creditors at such meeting and
at any adjournment(s) thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	767,870	22-Oct-2011		08-Nov-2011
BIDVEST GROUP LTD
Security		S1201R162		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Nov-2011
ISIN		ZAE000117321		Agenda		703406884 - Management
Record Date		11-Nov-2011		Holding Recon Date		11-Nov-2011
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		15-Nov-2011
SEDOL(s)		6100089 - B180B16 - B2R9Q94 - B2RHNW0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To adopt the audited financial statements		Management	For	For
2		To re-appoint the auditors Deloitte and Touche, and Trevor Brown audit partner for the ensuing year		Management	For	For
3.1		General authority for share buy back		Management	For	For
3.2		Approval of non-executive directors' remuneration for the year ending June 30 2012		Management	For	For
4.1		Place the unissued shares under the directors' control		Management	For	For
4.2		Issue of ordinary shares for cash		Management	For	For
4.3		Payment of dividends by way of a pro-rata reduction of share capital or share premium		Management	For	For
4.4		Creation and issue of convertible debentures		Management	For	For
4.5.1		Re-election of DDB Band as a director		Management	For	For
4.5.2		Re-election of BL Berson as a director		Management	For	For
4.5.3		Re-election of DE Cleasby as a director		Management	For	For
4.5.4		Re-election of AW Dawe as a director		Management	For	For
4.5.5		Re-election of RM Kunene as a director		Management	For	For
4.5.6		Re-election of P Nyman as a director		Management	For	For
4.5.7		Re-election of LP Ralphs as a director		Management	For	For
4.6.1		To elect NG Payne as a member of the audit committee		Management	For	For
4.6.2		To elect NP Mageza as a member of the audit committee		Management	For	For
4.6.3		To elect D Masson as a member of the audit committee		Management	For	For
4.6.4		To elect JL Pamensky as a member of the audit committee		Management	For	For
4.7		Non binding endorsement of remuneration policy		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF AUDITORS' NAMES FOR
RESO-LUTION 2 AND MODIFICATION OF
TEXT IN RESOLUTION 3.2. IF YOU HAVE
ALREADY SENT-IN YOUR VOTES, PLEASE
DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND-YOUR
ORIGINAL INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	7,012	25-Oct-2011		15-Nov-2011
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	2,282	25-Oct-2011		15-Nov-2011
MASSMART HLDGS LTD
Security		S4799N122		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Nov-2011
ISIN		ZAE000152617		Agenda		703400767 - Management
Record Date		18-Nov-2011		Holding Recon Date		18-Nov-2011
City /	Country	SANDTON /	South Africa	Vote Deadline Date		16-Nov-2011
SEDOL(s)		B3V5GG2 - B5SK2B1 - B5VWKW1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Adoption of annual financial statements		Management	For	For
2		Re-election of Mr JA Davis to the Board of Directors		Management	For	For
3		Re-election of Mr CD McMillon to the Board of Directors		Management	For	For
4		Re-election of Mr GM Pattison to the Board of Directors		Management	For	For
5		Re-election of Mr CS Seabrooke to the Board of Directors		Management	For	For
6		Re-election of Mr JP Suarez to the Board of Directors		Management	For	For
7		Re-election of Deloitte and Touche as the Companies auditors		Management	For	For
8		Appointment of the Audit and Risk Committee members. CS Seabrooke N Gwagwa P Langeni		Management	For	For
9		Placement of unissued ordinary share capital under the control of the directors limited to 5 percent of the shares in issue		Management	For	For
10		Authorisation for the directors to issue ordinary shares for cash limited to 5 percent of the shares in issue		Management	For	For
11		Amendment to the rules of the Massmart Employee Share Scheme		Management	For	For
S.1		Authorisation for the Company and or its subsidiaries to repurchase its own shares		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN NUMBERING OF
RESOLUTION.-IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM U-NLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	756	20-Oct-2011		16-Nov-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	166,991	20-Oct-2011		16-Nov-2011
INVERSIONES ARGOS SA
Security		P5864J105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		24-Nov-2011
ISIN		COT09PA00019		Agenda		703455320 - Management
Record Date				Holding Recon Date		22-Nov-2011
City /	Country	MEDELLIN /	Colombia	Vote Deadline Date		18-Nov-2011
SEDOL(s)		2184173 - B0LD1H1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 916339 DUE TO
REMOVAL OF R-ECORD DATE. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
1		Quorum verification		Management	For	For
2		Reading and approval of the points of the day		Management	For	For
3		Designation of a commission for the approval of the minute		Management	For	For
4		Presentation and approval of a statutory amendment which is intended to, among others, to allow dematerialized issuances and adjust the corporate purpose in order allow absorption of new assets		Management	For	For
5		Presentation and approval of the proposed issuance of dividend preference shares without voting rights and without holding the preference right		Management	For	For
6		Authorization for registration of the dividend preference shares in the Colombia stock exchange and RNVE		Management	For	For
7		Presentation of the extraordinary financial statements as at September 30 of 2011		Management	For	For
8		Presentation and approval of the partial spin-off project by absorption and its annexes		Management	For	For
9		Considerations about the retirement right		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	2,982	19-Nov-2011		21-Nov-2011
SASOL LTD
Security		803866102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Nov-2011
ISIN		ZAE000006896		Agenda		703404981 - Management
Record Date		21-Nov-2011		Holding Recon Date		21-Nov-2011
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		18-Nov-2011
SEDOL(s)		5734304 - 6777450 - 6777461 - B03NQB8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.1		Re-elect Jurgen Schrempp as Director		Management	For	For
1.2		Re-elect Colin Beggs as Director		Management	For	For
1.3		Re-elect Johnson Njeke as Director		Management	For	For
1.4		Re-elect Nolitha Fakude as Director		Management	For	For
2.1		Re-elect Hixonia Nyasulu as Director		Management	For	For
2.2		Re-elect Christine Ramon as Director		Management	For	For
2.3		Re-elect Henk Dijkgraaf as Director		Management	For	For
3		Elect David Constable as Director		Management	For	For
4		Reappoint KPMG Inc as Auditors of the Company		Management	For	For
5.1		Re-elect Colin Beggs as member of the Audit Committee		Management	For	For
5.2		Re-elect Mandla Gantsho as member of the Audit Committee		Management	For	For
5.3		Re-elect Henk Dijkgraaf as member of the Audit Committee		Management	For	For
5.4		Re-elect Johnson Njeke as member of the Audit Committee		Management	For	For
6		Approve remuneration of non executive directors for the period 1 July 2011 until the date of the next annual general meeting		Management	For	For
7		Approve remuneration policy		Management	For	For
8		Approve financial assistance to subsidiaries and Juristic persons that the company directly or indirectly controls		Management	For	For
9		Approve financial assistance to related or inter- related company or corporation		Management	For	For
10		Approve financial assistance to the Sasol Inzalo Public Facilitation Trust		Management	For	For
11		Authorise repurchase of up to ten percent of issued share capital		Management	For	For
12		Authorise repurchase of up to five percent of issued share capital from a director and/or a prescribed officer of the company		Management	For	For
13		Amend Sasol Inzalo Foundation Trust Deed		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	8,017	25-Oct-2011		18-Nov-2011
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	16,788	25-Oct-2011		18-Nov-2011
CCR SA, SAO PAULO
Security		P1413U105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Nov-2011
ISIN		BRCCROACNOR2		Agenda		703438475 - Management
Record Date				Holding Recon Date		22-Nov-2011
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		21-Nov-2011
SEDOL(s)		2840970 - B06M3P5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	Split of the entirety of the common shares issued
by the company, in such a way that, if it is
approved, for each common, nominative, book
entry share issued by the company, with no par
value, from here onwards common share, there
will be created and attributed to its holder three
new common shares, with all the same rights and
advantages as the preexisting common shares,
in such a way that each common share will come
to be represented by four common shares after
the split. in light of this, the following should be
multiplied by four the number of common,
nominative, book entry shares, with no par value,
representative of the share capital of the
company, with the consequent amendment of the
main part of article 5 of the corporate bylaws of
the CONTD				Management	For	For
CONT		CONTD company, and the limit of the authorized share capital, with the-consequent amendment of the main part of article 6 of the corporate bylaws of-the company		Non-Voting
II	Adaptation of the corporate bylaws of the
company, in such a way as to include the new
requirements of the Novo Mercado listing
regulations, which have been in effect since may
10, 2011, in regard to the minimum mandatory
clauses, and to adapt them to law number 12,431
of June 24, 2011				Management	For	For
III	Exclusion of the requirement that the members of
the board of directors be shareholders of the
company, with the consequent amendment of the
main part of article 10 of the corporate bylaws of
the company, to adapt it to law number 12,431 of
June 24, 2011				Management	For	For
IV	Amendment of paragraph 4 of article 11 of the
corporate bylaws of the company, so that it
comes to state that the secretary of meetings of
the board of directors of the company will be
appointed by the chairperson of the respective
meeting				Management	For	For
V	Change of the effective term of the business plan
of the company, so that it comes to cover a five
year period instead of a three year period, with
the consequent amendment of item xii of article
12 of the corporate bylaws of the company				Management	For	For
VI	Consolidation of the corporate bylaws of the
company, adjusting the order of their articles and
respective paragraphs and lines, all in
accordance with the amendments proposed in
items I through V above and in accordance with
the proposal from management made available
to the market in accordance with that which is
provided for in CVM regulatory instruction 480.09				Management	For	For
VII	Election of a new alternate member to the
finance committee of the company, as a result of
the resignation of Mr. Tarcisio Augusto Carneiro,
elected at the annual general meeting of the
company held on April 19, 2011				Management	For	For
VIII	Election of one new full member and two new
alternate members to the board of directors of the
company, as a result of the resignations,
respectively, of Mr. Gustavo Pelliciari De
Andrade, Mr. Ricardo Antonio Mello Castanheira
and Mr. Renato Torres De Faria, elected at the
annual general meeting of the company held on
April 19, 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	146,632	10-Nov-2011		22-Nov-2011
AIR CHINA LTD
Security		Y002A6104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Nov-2011
ISIN		CNE1000001S0		Agenda		703439629 - Management
Record Date		25-Oct-2011		Holding Recon Date		25-Oct-2011
City /	Country	BEIJING /	China	Vote Deadline Date		16-Nov-2011
SEDOL(s)		B04KNF1 - B04V2F7 - B04YG10 - B0584Q2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 897671 DUE TO
ADDITION OF-AN RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED-AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/
20111010/LTN20111010480.pdf;-
http://www.hkexnews.hk/listedco/listconews/sehk/
20111109/LTN20111109417.pdf				Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To consider and approve the appointment of Mr. Zhou Feng as a shareholder representative supervisor for the third session of the Supervisory Committee of the Company		Management	For	For
2	To consider and approve: the continuing
connected transactions between the Company
and Air China Cargo Co., Ltd.; the annual caps
for the aggregate amount payable by Air China
Cargo Co., Ltd. to the Company pursuant to such
continuing connected transactions for the years
ending 31 December 2011, 2012 and 2013,
being RMB5.6 billion, RMB6.3 billion and
RMB7.7 billion, respectively; and the annual caps
for the aggregate amount payable by the
Company to Air China Cargo Co., Ltd. pursuant
to the same continuing connected transactions
for the years ending 31 December 2011, 2012
and 2013, being RMB46.0 million, RMB46.0
million and RMB46.0 million, respectively				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	18,000	11-Nov-2011		17-Nov-2011
EMERGING GLOBAL SHARES
Security		268461779		Meeting Type		Special
Ticker Symbol		ECON		Meeting Date		25-Nov-2011
ISIN		US2684617796		Agenda		933501896 - Management
Record Date		11-Aug-2011		Holding Recon Date		11-Aug-2011
City /	Country	/	United States	Vote Deadline Date		23-Nov-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		FOR THE FUND LISTED ABOVE: TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE EGA EMERGING GLOBAL SHARES TRUST, ON BEHALF OF EACH FUND, AND ALPS ADVISORS, INC.		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	000EGShares Emerging Markets Consumer ETF	THE BANK OF NEW YORK MELLON	50,000	27-Aug-2011		27-Aug-2011
EMERGING GLOBAL SHARES
Security		268461829		Meeting Type		Special
Ticker Symbol		BRXX		Meeting Date		25-Nov-2011
ISIN		US2684618299		Agenda		933501896 - Management
Record Date		11-Aug-2011		Holding Recon Date		11-Aug-2011
City /	Country	/	United States	Vote Deadline Date		23-Nov-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		FOR THE FUND LISTED ABOVE: TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE EGA EMERGING GLOBAL SHARES TRUST, ON BEHALF OF EACH FUND, AND ALPS ADVISORS, INC.		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Brazil Infrastructure ETF		EGS INDXX BRAZIL INFRASTRUCTUR E ETF	000EGShares Brazil Infrastructure ETF	THE BANK OF NEW YORK MELLON	50,000	27-Aug-2011		27-Aug-2011
ROLTA INDIA LTD
Security		Y7324A112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Nov-2011
ISIN		INE293A01013		Agenda		703424503 - Management
Record Date				Holding Recon Date		22-Nov-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		18-Nov-2011
SEDOL(s)		6143318 - B01Z553		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at June 30, 2011, the Profit
and Loss Account for the year ended on that
date, the Cash Flow Statement for the year
ended on that date an d the Reports of the Board
of Directors and the Auditors thereon				Management	For	For
2		To declare Dividend of Rs. 3.50 per Equity Share for the financial year ended June 30, 2011		Management	For	For
3		To appoint a Director in place of Mr. Adarshpal Singh , who retires by rotation at this meeting and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. V. K. Agarwala , who retires by rotation at this meeting and being eligible, offers himself for re- appointment		Management	For	For
5		To appoint a Director in place of Mr. V. K. Chopra , who retires by rotation at this meeting and being eligible, offers himself for re-appointment		Management	For	For
6	To re-appoint M/s Khandelwal Jain & Co.,
Chartered Accountants, (ICAI Registration No.
105049W) as Auditors of the Company, who
retire at the conclusion of this Annual General
Meeting, to hold office till the conclusion of the
next Annual General Meeting, with authority to
the Board of Directors of the Company to fix their
remuneration				Management	For	For
7	Resolved that, pursuant to provisions of Sections
198, 269, and 309 read with Schedule XIII and all
other applicable provisions, if any, of the
Companies Act, 1956, and subject to such
approvals, as may be necessary, the Company
hereby accords its consent and approval to the
re-appointment of Mr. Kamal K. Singh, as
Executive Chairman & Managing Director, of the
Company, for a period of five years with effect
from July 1, 2012, to June 30, 2017, on terms
and conditions and the remuneration /
emoluments (including the remuneration to be
paid in the event of loss or inadequacy of profit in
any financial year during the aforesaid period), as
mentioned in the Explanatory Statement under
this Item. Resolved further that, in the event of
any statutory amendment, modification or
relaxation by the Central Government to
Schedule CONTD				Management	For	For
CONT	CONTD XIII to the Companies Act, 1956, the
Board of Directors of the Company-(hereinafter
referred to as 'the Board' which term shall be
deemed to include-any Committee which the
Board may constitute to exercise its powers,-
including powers conferred by this resolution) be
and is hereby authorised to-vary and / or
increase the remuneration including salary,
commission,-perquisites, allowances, etc., within
such prescribed limit(s) or ceiling and-the
agreement between the Company and Mr. Kamal
K. Singh, Executive Chairman-& Managing
Director of the Company, be suitably amended to
give effect to-such modification, relaxation or
variation without any further reference to-the
members of the Company in General Meeting.
Also resolved that any-independent Director on
the Compensation Committee of the Board, be
and is-hereby CONTD				Non-Voting
CONT	CONTD authorized, from time to time, to execute,
on behalf of the Company,-any Agreement(s)
with the said Chairman & Managing Director,
containing the-above and such other terms &
conditions, as may be necessary pursuant to this-
Resolution				Non-Voting
8	Resolved that, pursuant to provisions of Sections
198, 269 and 309 read with Schedule XIII and all
other applicable provisions, if any, of the
Companies Act, 1956, and subject to such
approvals as may be necessary, the Company
hereby accords its consent and approval to the
re-appointment of Mr. Atul D. Tayal, as Whole-
time Director, designated as Joint Managing
Director, of the Company, for a period of five
years with effect from February 17, 2012, to
February 16, 2017, on the terms and conditions
and the remuneration / emoluments, mentioned
in the Explanatory Statement under this Item.
Resolved further that, subject to the provisions of
Schedule XIII to the Companies Act, 1956, the
Board of Directors and / or the Compensation
Committee of the Board of Directors, be and are
hereby authorized at their sole discretion,
CONTD				Management	For	For
CONT	CONTD from time to time, to specifically modify
the terms of appointment of-Mr. Atul D. Tayal,
Joint Managing Director, including the
remuneration-mentioned in the Explanatory
Statement herein, based on corporate-
requirement, industry standard, market
conditions, the individual performance-of the
Joint Managing Director, the overall performance
of the Company and-the recommendation of the
Chairman & Managing Director of the Company,-
without further reference to the members of the
Company in the General-Meeting during the
tenure of this appointment. Also resolved that
the-Chairman & Managing Director of the
Company, be and is hereby authorized,-from time
to time, to execute, on behalf of the Company,
any Agreement(s)-with the said Joint Managing
Director, containing the above and such other-
terms & conditions, as may be CONTD				Non-Voting
CONT		CONTD necessary pursuant to this Resolution		Non-Voting
9	Resolved that, in accordance with the provision
of Section 81 (1A) and all the other applicable
provision, if any, of the Companies Act, 1956
(including any statutory modification(s) or re-
enactment thereof for the time being in force and
as may be enacted from time to time) and in
accordance with the provision of Foreign
Exchange Management Act,1999 and Foreign
Currency Convertible Bonds and Ordinary
Shares (through Depository Receipt Mechanism)
Scheme 1993 as amended up-to-date and in
accordance with the provision of the Article of
Association of the Company and the provision of
Listing Agreements entered into by the Company
with the Stock Exchange where the shares of the
Company are listed and rules, guidelines and
regulation, if any, as may be prescribed by
Securities and Exchange Board of India (SEBI),
Reserve Bank CONTD				Management	For	For
CONT	CONTD of India (RBI) and subject to such
approvals, consents, permission and-sanction as
may be necessary from the Government of India,
Reserve Bank of-India and /or other authorities or
institutions as may be relevant-(hereinafter singly
or collectively referred to as "The Appropriate-
Authorities") and subject to such terms and
condition or such modification-thereto as may be
prescribed by them in granting such approvals,
consents,-permission, which the Board of
Directors of the Company (hereafter referred-to
as "The Board" which term shall be deemed to
include any Committee of the-Board, duly
authorized by the Board and exercising the
powers conferred on-the Board by this
Resolution) be and is hereby authorized on
behalf of the-Company to offer, issue and allot in
the equity shares and/or convertible-bonds
and/or any CONTD				Non-Voting
CONT	CONTD financial instruments or securities
including Global Depository-Receipts (GDR)
and/or American Depository Receipts (ADRs)
and/or Foreign-Currency Convertible Bonds
(FCCBs) and/or Qualified Institutional
Placements-(QIPs) and / or Euro Issue
representing equity shares and/or any such-
instrument or security convertible into equity
shares (either at the option-of the Company or
holder thereof) being either with or without
detachable-warrants attached thereto entitling the
warrant holder to apply for equity-
shares/instruments or securities including Global
Depository Receipts and/or-American Depository
Receipts and/or FCCBs and/or QIPs representing
equity-shares (hereafter collectively referred to as
"the Securities") to be-subscribed to in Indian
Rupees or in any foreign currency/currencies by-
foreign investors( CONTD				Non-Voting
CONT	CONTD whether individuals and/or bodies
corporate and/or institutions/s and-whether
shareholders of the Company or not) on the basis
of private placement-or by way of Public Issue
through prospectus or offer letter and / or-
instruments of debts, Convertible Debentures
(Fully or partly) or Non-Convertible Debentures				Non-Voting			None
and/or Preference Shares (Cumulative or-Non-
Cumulative, Redeemable and/or Non
Redeemable) and/or Secured premium-notes or
floating rate notes/bonds or any other financial
instruments-circular from time to time in one or
more tranches as may be deemed-appropriate by
the Board for an aggregate amount not
exceeding USD 150-Million or its Indian Rupee
equivalent (inclusive of such premium as may be-
determined by the Board), such issue and
allotment to be made on such-occasion or
occasions, in one or more tranches CONTD
CONT	CONTD at such value or values, at a discount or
at a premium to the market-price prevailing at the
time of the issue in accordance with the
guidelines,-if any, of the Government of
India/SEBI/RBI and all concerned Authorities
and-in such form and manner and on such terms
and conditions or such modification-thereto as
the Board may determine in consultation with the
Lead Manager(s)-and/or Underwriter(s) and/or
other Advisor(s), with authority to exercise the-
Greenshoe Option and to retain over subscription
up to such percentage as may-be permitted by
the "Appropriate Authorities" but without requiring
any-further approval or consent from the
Shareholders. Further resolved that, in-
accordance with section 81 (1A) of the
Companies Act 1956, if prior to-conversion of
such of the securities offered and issued as are
CONTD				Non-Voting
CONT	CONTD convertible into equity shares
(hereinafter referred to as "the-convertible
securities") any equity shares are declared and
allotted by the-Company to the holders of existing
equity shares as rights(hereafter referred-to as
"Rights Shares") and/or as bonus shares
(hereafter referred to as-"Bonus Shares") the
Board be and is hereby authorized to offer and/or
issue-and/or allot to the holders of the convertible
securities in addition to the-equity shares to
which they are entitled upon conversion,
additional equity-shares in the same proportion
and subject to the conditions as to the price-and
payment mutatis-mutandis as the right shares
offered and allotted to the-holders of the existing
equity shares and/or bonus shares in the same-
proportion as are allotted to the holders of
existing equity shares. Further-CONTD				Non-Voting
CONT	CONTD resolved that, the Board, be and is
hereby authorized to issue and-allot such number
of equity shares as may be required to be issued
and-allotted upon conversion of any aforesaid
convertible securities or as may be-necessary in
accordance with the terms of the offering, all
such equity-shares ranking pari-passu with the
then existing equity shares of the Company-in all
respects, excepting such right as to dividend as
may be provided under-the terms of the
convertible securities and in the Offering
Document. Further-resolved that, without				Non-Voting			None
prejudice to the generality of the above, the-
aforesaid issue of the securities may have all or
any terms or combination of-terms in accordance
with prevalent market practice including but not
limited-to terms and conditions relating to
payment of interest, dividend, premium on-
CONTD
CONT	CONTD redemption at the option of the Company
and/or holders of any-securities, including terms
for issue of additional equity shares or-variations
of the price or period of conversion of securities
into equity-shares or issue of equity shares
during the period of the securities or terms-
pertaining to voting rights or option(s) for early
redemption of securities.-Further resolved that,
the Company and/or any agencies or body
authorized by-the Board may issue Depository
Receipts / Bonds representing the underlying-
equity shares in the capital of the Company or
such other securities in-bearer, negotiable, or
registered form with such features and attributes
as-may be required and to provide, for the
tradability and free transferability-thereof as per
market practices and regulation (including listing
on one or-more stock CONTD				Non-Voting
CONT	CONTD exchange(s) in or outside India). Further
resolved that, for the-purpose of giving effect to
any creation, issue, offer or allotment of equity-
shares or securities or instruments representing
the same as described above,-the Board be and
is hereby authorized, on behalf of the Company,
to do all-such acts, deeds, matters and things as
it may, in its absolute discretion,-deem necessary
or desirable for such purpose, including without
limitation,-the entering into arrangement
(including appointments wherever necessary) for-
managing underwriting, marketing, listing,
trading, acting as Depository,-Custodian,
Registrar, paying and conversion agent, trustee
and to issue any-offer documents(s) and sign all
application, filing, deeds, documents and-writings
and to pay any fees, commissions,
remunerations, expenses relating-CONTD				Non-Voting
CONT	CONTD thereto and with power on behalf of the
Company to settle all-questions, difficulties or
doubts, that may arise in regard to such issue(s)-
or allotment(s) as it may, in its absolute discretion
deem fit. Further-resolved that, the preliminary as
well as the final Offer Document for the-aforesaid
issue/offer be finalized, approved and signed by
the Director/(s)-of the Board on behalf of the
Company with authority to amend vary, modify-
the same as may be considered desirable or
expedient and for the purpose-aforesaid to give
such declarations, affidavits, undertakings,
certificates-as may be necessary and required
from time to time. Further resolved that,-for the
purpose of giving effect to any issue, offer or
allotment of equity-shares or securities or
instruments representing the same, as described-
above, the Board CONTD				Non-Voting
CONT	CONTD be and is hereby authorized, on behalf of
the Company to sign, execute-and issue
consolidated receipt(s) for the securities, listing
application,-various agreements (including but
not limited to Subscription Agreement,-Trustee
Agreement), undertaking, deeds, declarations,
any application to-Government of India (Ministry
of Finance) and/or Reserve Bank of India and/or-
other regulatory authorities and all other
documents and to do all such acts,-deeds,
matters and things as the Board may, in its
absolute discretion, deem-necessary or desirable
and to settle any questions, difficulties or doubts-
that may arise in regard to the offering,
issue/offer, allotment and-utilization of the
issue/offer proceeds, including for the purpose of-
complying with all the formalities as may be
required in connection with and-incidental
CONTD				Non-Voting
CONT	CONTD to the aforesaid offering of securities,
including for the post-issue/offer formalities.
Further resolved that, the Board do open one or
more-bank accounts in the name of the Company
in Indian currency or Foreign-currency(ies) with
bank or banks in India and/or such foreign
countries as-may be required in connection with
the aforesaid issue/offer, subject to-requisite
approvals from Reserve Bank of India and other
overseas regulatory-authorities, if any. Further
resolved that, to the extent permitted as per-the
existing provisions of law in this regard, Equity
Shares to be allotted,-if any, as an outcome of
the issue/offer of the securities mentioned
above,-shall rank pari-passu in all respects with
the then existing Equity Shares of-the Company.
Further resolved that, the Board be and is hereby
authorized to-CONTD				Non-Voting
CONT		CONTD delegate all or any of the powers herein conferred to any Committee or-any one or more whole-time Directors of the Company		Non-Voting
10	Resolved that pursuant to the provisions of
section 293(1) (d) and all other applicable
provisions, if any, of the Companies Act, 1956
and Article 68 of the Articles of Association of the
Company, approval of the shareholders be and is
hereby accorded to the Board of Directors for
raising borrowings limit through term loans, ECB
credit etc. aggregating to Rs. 3000 crores
(excluding temporary loans from the company's
bankers in the ordinary course of business), from
banks, financial institutions and other sources
from time to time for the purpose of financing
working capital requirements as also for
acquisition of capital assets and / or for the
purpose of any other requirements of the
Company both for capital and revenue in nature,
nothwithstanding that the moneys to be borrowed
together with the moneys to be already CONTD				Management	For	For
CONT	CONTD borrowed by the Company (apart from
temporary loans obtained from the-company's
bankers in the ordinary course of business), will
exceed the-aggregate of the paid up capital of
the Company and its free reserves, that-is to say,
reserves not set apart for any specific purposes.
Resolved further-that for the purpose of giving
effect to the above resolution, the Board /-
Committee of the Board or officers authorized by
them in this regard be and-are hereby authorized
to finalise, settle and execute such documents/
deeds /-writings/ papers/ agreements as may be
required , and do all such acts,-deeds, matters
and things, as it may in its absolute discretion
deem-necessary, proper or desirable and to
settle any question , difficulties or-doubts that
may arise with regard to borrowings				Non-Voting
11	Resolved that approval of the shareholders be
and is hereby accorded in terms of section 293(1)
(a) and all other applicable provisions, if any, of
the Companies Act, 1956 ( including any
statutory modification or re-enactment thereof, for
the time being in force), and such other approvals
as may be necessary to the Board of Directors to
mortgage and / or charge, in addition to the
mortgages / charges created / to be created by
the Company in such form and manner and with
such ranking and at such time and on such terms
as the Board may determine on all or any of the
moveable / immoevable properties of the
Company, both present and future, and / or
whole or any part of undertaking(s) of the
Company , in favour of the lender(s), Agent(s),
Trustee /Trustee(s), for securing the borrowings
of the Company availed/ to be CONTD				Management	For	For
CONT	CONTD availed by way of loan(s) in foreign
currency and / or rupee currency-and Securities
(comprising fully or partly convertible debentures
and / or-non-convertible debentures, on all or any
of the above, with or without-detachable or non
detachable warrants and / or secured premium
notes and / or-floating rates notes/ bonds or other
debt instruments ) issued or to be-issued by the
Company, from time to time, subject to the limit
approved under-section 293(1) (d) of the
Companies Act, 1956, together with interest at-
respective agreed rates, additional interest,
compound interest, in case of-default
accumulated interest, liquidated damages,
commitment charges premia-on prepayments,
remuneration of the Agent/ Trustee(s), premium if
any, on-redemption, all other costs, charges and
expenses as a result of devaluation/-CONTD				Non-Voting
CONT	CONTD revaluation/ fluctuation in rates of
exchange and all other monies-payable by the
Company in terms of the Loan Agreement(s)/
Heads of-Agreement(s) , Trust Deed(s) or any
other document, entered into/to be-entered into
between the Company and the Lender(s) /
Agents and Trustee(s) /-Trustees, in respect of
the said Loans/ borrowings/ debentures/ bonds
or-other securities and containing such specific
terms and conditions covenants-in respect of
enforcement of security as may be stipulated in				Non-Voting			None
that behalf and-agreed to between the Board of
Directors or Committee thereof and the-
Lender(s)/ Agent(s)/ Trustee(s). Resolved further
that for the purpose of-giving effect to the above
resolution, the Board / Committee of the Board
or-officers authorized by them in this regard be
and are hereby authorized to-finalise, settle and
CONTD
CONT	CONTD execute such documents/ deeds /
writings/ papers/ agreements as may be-required
, and do all such acts, deeds, matters and things,
as it may in its-absolute discretion deem
necessary, proper or desirable and to settle any-
question , difficulties or doubts that may arise
with regard to borrowings-and creating
mortgages/ charges as aforesaid				Non-Voting
12	Resolved that, pursuant to the provisions of
Section 81 (1A) and subject to other provisions of
the Companies Act, 1956 as applicable
(hereinafter referred to as the "ACT"), the Articles
of Association of the Company as amended from
time to time, such approvals, consents and
permissions of the appropriate authorities as may
be required and subject further to such conditions
and modifications as may be prescribed in
granting such approvals, consents and
permissions which may be agreed to by the
Board of Directors of the Company (hereinafter
referred to as "the Board", which expression shall
be deemed to include the Compensation
Committee(s) of the Board of Directors to
exercise its powers including the powers
conferred by this Resolution), the consent of the
Company be and is hereby accorded to the
Board to issue, offer CONTD				Management	For	For
CONT	CONTD for subscription and allot to or for the
benefit of such person(s) as-may be in the
employment of the Company and directors which
shall include-working Directors other than
promoter directors, whether in India or abroad,-of
the Company whether shareholders of the
Company or not, at such price and-other terms
and conditions as the Board may in their absolute
discretion-think fit, or to any trust, society or any
entity or any combination thereof,-created for the
benefit of such person(s) at any time under a
scheme titled-"Employee Stock Option Plan"
(hereinafter referred to as the "ESOP" or-
"Scheme" or "Plan") such number of Equity
Shares, debentures, whether-convertible or non-
convertible or partly convertible, secured or
unsecured,-with or without detachable Options or
any combination thereof, of such-description (
CONTD				Non-Voting
CONT	CONTD hereinafter referred to as "Securities") as
may be permissible under-the Articles of
Association, in one or more tranches and in such
numbers so-that the total number of Equity
Shares issued or which may result from-allotment
of Equity Shares or upon exercise of option to
acquire or-conversion of any or more of the
aforesaid securities at any time and from-time to
time, to such person(s), including persons
covered pursuant to-resolution no. 13 as does				Non-Voting			None
not in the aggregate exceed at any time
additional-30,00,000 equity shares of the
Company, at the relevant time(s) and on such-
terms and conditions including the issue price(s)
and premium(s) as may be-determined by the
Board in accordance with the applicable
Guidelines issued-by SEBI from time to time.
Resolved further that new Equity Shares to be-
issued and allotted CONTD
CONT	CONTD by the Company in the manner aforesaid
shall be entitled for dividend-on the amount paid-
up on the new Equity Shares and shall rank pari-
passu in-all respects with the then existing Equity
Shares of the Company. The Board-be and is
hereby further authorized to amend, alter or
modify the terms and-conditions of the issue of
such securities from time to time with regard to-
dividend and / or pari-passu nature of such
securities in accordance with the-Articles of
Association of the Company. Resolved further
that the Board be-and is hereby authorized to
take necessary steps for listing of the-securities /
shares allotted under the Scheme, on the stock
exchanges where-the Company's shares are
listed, as per the terms and conditions of the-
listing agreement with the concerned stock
exchanges and other applicable-CONTD				Non-Voting
CONT	CONTD guidelines, rules and regulations.
Resolved further that in case of any-corporate
action(s) such as right issues, bonus issues,
merger, demerger,-amalgamation, sale of
division / undertaking, and any form of corporate-
restructuring, if any additional shares are issued
by the Company to the-option grantees for the
purpose of a fair and reasonable adjustment to
the-options granted earlier, the above ceiling of
30,00,000 equity shares shall-be deemed to be
increased to the extent of such additional equity
shares-issued. Resolved further that in case the
Equity Shares of the Company are-either sub-
divided or consolidated, then the number of
shares to be allotted-and the price of acquisition
payable by the option grantee under the Scheme-
shall automatically stand augmented or reduced ,
as the case may be , in the-same CONTD				Non-Voting
CONT	CONTD proportion as the present value of Rs 10
equity share bears to the-revised value of the
shares after such sub-division or consolidation,
without-affecting any of the rights or obligations
of the said allottees. Resolved-further that for the
purpose of giving effect to all or any of the
foregoing,-the Board be which expression shall
be deemed to include the Management-
Committee of the Board of Directors and is
hereby authorized inter alia to-evolve, decide
upon and bring into effect the Scheme and make
and give effect-to any modification, changes,
variations, alterations or revisions in the-said
Scheme from time to time or to suspend,
withdraw or revive the Scheme-from time to time,
as may be specified by any statutory authority or
person-or body of persons or as the Board may
suo-moto decide in its absolute CONTD				Non-Voting
CONT	CONTD discretion and to do all such acts, deeds,
matters and things-whatsoever, including settling
any question, doubts or difficulty that may-arise
with regard to or in relation to the Scheme or with
regard to issue or-allotment of any securities
under the Scheme as it may, in its absolute-
discretion, consider necessary, expedient or
proper in or about the premises				Non-Voting
13	Resolved that pursuant to the provisions of
Section 81 (1A) and subject to other provisions of
the Companies Act, 1956 as applicable
(hereinafter referred to as the "ACT"), the Articles
of Association of the Company as amended from
time to time, such approvals, consents and
permissions of the appropriate authorities as may
be required and subject further to such conditions
and modifications as may be prescribed in
granting such approvals, consents and
permissions which may be agreed to by the
Board of Directors of the Company (hereinafter
referred to as 'the Board', which expression shall
be deemed to include the Compensation
Committee of the Board of Directors to exercise
its powers including the powers conferred by this
Resolution), the consent of the Company be and
is hereby accorded to the Board to issue, offer for
CONTD				Management	For	For
CONT	CONTD subscription and allot to or for the benefit
of such person(s) as may-be in the employment
of subsidiary(ies) (including sub-subsidiary(ies)/-
holding Company(ies) of Rolta India Limited and
shall include working-Directors other than
promoter Directors, whether in India or abroad,
of-subsidiary(ies) (including sub-
subsidiary(ies)/holding companies thereof,-
whether shareholders of the Company or not, at
such price and other terms and-conditions as the
Board may in their absolute discretion think fit, or
to any-trust, society or any entity or any
combination thereof, created for the-benefit of
such person(s) at any time under a scheme titled
"Rolta Employee-Stock Option Plan" (hereinafter
referred to as the "ESOP" or "Scheme" or-"Plan")
such number of Equity Shares, Debentures,
whether convertible or-non-convertible CONTD				Non-Voting
CONT	CONTD or partly convertible, secured or
unsecured, with or without detachable-options or
any combination thereof, of such description
(hereinafter referred-to as "Securities") as may be
permissible under the Articles of Association,-in
one or more tranches and in such numbers so
that the total number of-Equity Shares issued or
which may result from allotment of Equity shares
or-upon exercise of option to acquire or
conversion of any or more of the-aforesaid
securities at any time and from time to time, to
such person(s)-including persons covered
pursuant to resolution no. 12, as in the
aggregate-does not at any time exceed additional
30,00,000 equity shares of the-Company, at the
relevant time(s) and on such terms and
conditions including-the issue price(s) and
premium(s) as may be determined by the Board
in-accordance CONTD				Non-Voting
CONT	CONTD with the applicable Guidelines issued by
SEBI from time to time.-Resolved further that
new Equity Shares to be issued and allotted by
the-Company in the manner aforesaid shall be
entitled for dividend on the amount-paid-up on
the new Equity Shares and shall rank pari-passu
in all respects-with the then existing Equity
shares of the Company. The Board be and is-
hereby further authorized to amend, alter or
modify the terms and conditions-of the issue of
such securities from time to time with regard to
dividend and-/ or pari-passu nature of such
securities in accordance with the Articles of-
Association of the Company. Resolved further
that the Board be and is hereby-authorized to
take necessary steps for listing of the securities /
shares-allotted under the Scheme, on the stock
exchanges where the Company's shares-CONTD				Non-Voting
CONT	CONTD are listed, as per the terms and
conditions of the Listing Agreement-with the
concerned stock exchanges and other applicable
guidelines, rules and-regulations. Resolved
further that in case of any corporate action(s)
such as-right issues, bonus issues, merger,
demerger, amalgamation, sale of division-/
undertaking, and any form of corporate
restructuring, if any additional-shares are issued
by the Company to the option grantees for the
purpose of a-fair and reasonable adjustment to
the options granted earlier, the above-ceiling of
30,00,000 equity shares shall be deemed to be
increased to the-extent of such additional equity
shares issued. Resolved further that in case-the
Equity Shares of the Company are either sub-
divided or consolidated, then-the number of
shares to be allotted and the price of acquisition
CONTD				Non-Voting
CONT	CONTD payable by the option grantee under the
Scheme shall automatically-stand augmented or
reduced, as the case may be, in the same
proportion as the-present value of Rs 10 equity
share bears to revised value of the shares-after
such sub-division or consolidation, without
affecting any of the rights-or obligations of the
said allottees. Resolved further that for the
purpose-of giving effect to all or any of the
foregoing, 'the Board' which expression-shall be
deemed to include the Management Committee
of the Board of Directors-and is hereby
authorized inter alia to evolve, decide upon and
bring into-effect the Scheme and make and give
effect to any modification, changes,-variations,
alterations or revisions in the said Scheme from
time to time or-to suspend, withdraw or revive the
Scheme from time to time, as may be CONTD				Non-Voting
CONT	CONTD specified by any statutory authority or
person or body of persons or as-the Board may
suo-moto decide in its absolute discretion and to
do all such-acts, deeds, matters and things
whatsoever, including settling any question,-
doubts or difficulty that may arise with regard to
or in relation to the-Scheme or with regard to
issue or allotment of any securities under the-
Scheme as it may, in its absolute discretion,
consider necessary, expedient-or proper in or
about the premises				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	5,721	04-Nov-2011		18-Nov-2011
YTL CORP BHD
Security		Y98610101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Nov-2011
ISIN		MYL4677OO000		Agenda		703424971 - Management
Record Date				Holding Recon Date		25-Nov-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		21-Nov-2011
SEDOL(s)		6436126 - 6983989 - 6984896 - B02HN54		Quick Code		545802000

Item		Proposal		Type	Vote	For/Against Management
1		To re-elect Dato' Yeoh Soo Min as a Director who retire pursuant to Article 84 of the Company's Articles of Association		Management	For	For
2		To re-elect Dato' Yeoh Seok Hong as a Director who retire pursuant to Article 84 of the Company's Articles of Association		Management	For	For
3		To re-elect Syed Abdullah Bin Syed Abd. Kadir as a Director who retire pursuant to Article 84 of the Company's Articles of Association		Management	For	For
4	That Tan Sri Dato' Seri (Dr) Yeoh Tiong Lay,
retiring pursuant to Section 129(6) of the
Companies Act, 1965, be and is hereby re-
appointed a Director of the Company to hold
office until the next Annual General Meeting				Management	For	For
5	That Dato' (Dr) Yahya Bin Ismail, retiring
pursuant to Section 129(6) of the Companies Act,
1965, be and is hereby re-appointed a Director of
the Company to hold office until the next Annual
General Meeting				Management	For	For
6	That Eu Peng Meng @ Leslie Eu, retiring
pursuant to Section 129(6) of the Companies Act,
1965, be and is hereby re-appointed a Director of
the Company to hold office until the next Annual
General Meeting				Management	For	For
7		To approve the payment of Directors' fees amounting to RM510,000 for the financial year ended 30 June 2011		Management	For	For
8		To re-appoint the Auditors and to authorise the Directors to fix their remuneration		Management	For	For
9		Proposed authority to allot shares pursuant to section 132d of the companies act, 1965		Management	For	For
10		Proposed renewal of share buy-back authority		Management	For	For
11		Proposed renewal of shareholder mandate and new shareholder mandate for recurrent related party transactions of a revenue or trading nature		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	30,300	04-Nov-2011		22-Nov-2011
YTL POWER INTERNATIONAL BHD
Security		Y9861K107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Nov-2011
ISIN		MYL6742OO000		Agenda		703425036 - Management
Record Date				Holding Recon Date		25-Nov-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		21-Nov-2011
SEDOL(s)		6990321 - B01GQS6 - B3MQLK3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To re-elect Dato' Yeoh Seok Kian as a Director who retires pursuant to Article 84 of the Company's Articles of Association		Management	For	For
2		To re-elect Dato' Sri Michael Yeoh Sock Siong as a Director who retires pursuant to Article 84 of the Company's Articles of Association		Management	For	For
3		To re-elect Dato' Mark Yeoh Seok Kah as a Director who retires pursuant to Article 84 of the Company's Articles of Association		Management	For	For
4		To re-elect Dato' Yusli Bin Mohamed Yusoff who retires pursuant to Article 90 of the Company's Articles of Association		Management	For	For
5	That Tan Sri Dato' Seri (Dr) Yeoh Tiong Lay,
retiring pursuant to Section 129(6) of the
Companies Act, 1965, be and is hereby re-
appointed a Director of the Company to hold
office until the next Annual General Meeting				Management	For	For
6	That Dato' (Dr) Yahya Bin Ismail, retiring
pursuant to Section 129(6) of the Companies Act,
1965, be and is hereby re-appointed a Director of
the Company to hold office until the next Annual
General Meeting				Management	For	For
7		To approve the payment of Directors' fees amounting to RM580,000 for the financial year ended 30 June 2011		Management	For	For
8		To re-appoint the Auditors and to authorise the Directors to fix their remuneration		Management	For	For
9		Proposed authority to allot shares pursuant to section 132d of the companies act, 1965		Management	For	For
10		Proposed renewal of share buy-back authority		Management	For	For
11		Proposed renewal of shareholder mandate and new shareholder mandate for recurrent related party transactions of a revenue or trading nature		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	20,500	04-Nov-2011		22-Nov-2011
INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
Security		ADPV10686		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		29-Nov-2011
ISIN		CNE1000003G1		Agenda		703454037 - Management
Record Date		24-Oct-2011		Holding Recon Date		24-Oct-2011
City /	Country	BEIJING /	China	Vote Deadline Date		22-Nov-2011
SEDOL(s)		B1G1QD8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 892580 DUE TO
ADDITION OF-RESOLUTIONS AND
POSTPONEMENT OF MEETING FROM 24 NOV
TO 29 NOV 2011. ALL VOTES-RECEIVED ON
THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO
REIN-STRUCT ON THIS MEETING NOTICE.
THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
20111009/LTN20111009043.pdf; h-
ttp://www.hkexnews.hk/listedco/listconews/sehk/2
0111111/LTN20111111536.pdf				Non-Voting
1		To approve the new issue of subordinated bonds on the terms and conditions as set out in the circular dated 10 October 2011		Management	For	For
2		To consider and approve the appointment of Mr. Jiang Jianqing as executive director of the Bank		Management	For	For
3		To consider and approve the appointment of Mr. Yang Kaisheng as executive director of the Bank		Management	For	For
4		To consider and approve the appointment of Mr. Wong Kwong Shing, Frank as independent non- executive director of the Bank		Management	For	For
5		To consider and approve the appointment of Mr. Tian Guoqiang as independent non-executive director of the Bank		Management	For	For
6		To consider and approve the appointment of Ms. Wang Chixi as shareholder supervisor of the Bank		Management	For	For
7		To consider and approve the appointment of Mr. Huan Huiwu as non-executive director of the Bank		Management	For	For
8		To consider and approve the appointment of Ms. Wang Xiaoya as non-executive director of the Bank		Management	For	For
9		To consider and approve the appointment of Ms. Ge Rongrong as non-executive director of the Bank		Management	For	For
10		To consider and approve the appointment of Mr. Li Jun as non-executive director of the Bank		Management	For	For
11		To consider and approve the appointment of Mr. Wang Xiaolan as non-executive director of the Bank		Management	For	For
12		To consider and approve the appointment of Mr. Yao Zhongli as non-executive director of the Bank		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	1,198,680	18-Nov-2011		21-Nov-2011
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	637,240	18-Nov-2011		21-Nov-2011
FIRSTRAND LTD
Security		S5202Z131		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Dec-2011
ISIN		ZAE000066304		Agenda		703435099 - Management
Record Date		25-Nov-2011		Holding Recon Date		25-Nov-2011
City /	Country	FAIRLAND /	South Africa	Vote Deadline Date		24-Nov-2011
SEDOL(s)		5886528 - 6130600 - 6606996		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.1		Re-election of the director: LL Dippenaar		Management	For	For
1.2		Re-election of the director: VW Bartlett		Management	For	For
1.3		Re-election of the director: AT Nzimande		Management	For	For
1.4		Re-election of the director: RK Store		Management	For	For
1.5		Re-election of the director: KB Schoeman		Management	For	For
1.6		Re-election of the director: JH van Greuning		Management	For	For
2	Resolved that pursuant to the Company's
registration as a bank controlling company and
as recommended by the Company's audit
committee, PricewaterhouseCoopers Inc. and
Deloitte & Touche be and are hereby appointed
as joint auditors of the Company until the next
annual general meeting and that Messrs Tom
Winterboer and Kevin Black respectively be
appointed as the individual registered auditors
who undertake the audit for the Company for the
ensuing year				Management	For	For
3		Auditors remuneration		Management	For	For
4.1		Appointment of First Rand Limited Audit Committee member: JH van Greuning		Management	For	For
4.2		Appointment of First Rand Limited Audit Committee member: VW Bartlett		Management	For	For
4.3		Appointment of First Rand Limited Audit Committee member: JJH Bester		Management	For	For
4.4		Appointment of First Rand Limited Audit Committee member: L Crouse		Management	For	For
4.5		Appointment of First Rand Limited Audit Committee member: EG Matenge Sebesho		Management	For	For
4.6		Appointment of First Rand Limited Audit Committee member: RK Store		Management	For	For
5		Endorsement of the remuneration policy		Management	For	For
6A		Place the unissued ordinary shares under the control of the directors		Management	For	For
6B		Place the unissued B Preference shares under the control of the directors		Management	For	For
7		General authority to directors to issue authorised but unissued ordinary shares for cash		Management	For	For
S.1		General authority to repurchase ordinary shares		Management	For	For
S.2		Financial assistance to directors prescribed officers employee share scheme beneficiaries		Management	For	For
S.3		General authority to provide financial assistance to related companies and inter related companies		Management	For	For
S.4		Remuneration of non executive directors with effect 1 December 2011		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF AUDITOR'S NAME AND
CHANG-E IN NUMBERING OF RESOLUTIONS.
IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE-DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUC-TIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	22,590	08-Nov-2011		28-Nov-2011
ASPEN PHARMACARE HLDGS LTD
Security		S0754A105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Dec-2011
ISIN		ZAE000066692		Agenda		703435291 - Management
Record Date		25-Nov-2011		Holding Recon Date		25-Nov-2011
City /	Country	WOODMEAD /	South Africa	Vote Deadline Date		25-Nov-2011
SEDOL(s)		B09C0Z1 - B0XM6Y8 - B1809T0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Presentation and adoption of Annual Financial Statements		Management	For	For
2.1		Re-election of non executive director: Roy Andersen		Management	For	For
2.2		Re-election of non executive director: Sindi Zilwa		Management	For	For
2.3		Re-election of non executive director: Chris Mortimer		Management	For	For
3	To re-appoint the auditors,
PricewaterhouseCoopers Inc, as the independent
registered auditors of the Company and the
Group and Eric Mackeown will be the audit
partner who will undertake the audit for the
financial year ending 20120630				Management	For	For
4.1		Election of Audit Committee Member: John Buchanan		Management	For	For
4.2		Election of Audit Committee Member: Roy Andersen		Management	For	For
4.3		Election of Audit Committee Member: Sindi Zilwa		Management	For	For
5		Place unissued shares under the control of the director's		Management	For	For
6		Remuneration Policy. Non binding		Management	For	For
7		Authorisation of an executive director to sign necessary documents		Management	For	For
S.1		Remuneration of non-executive directors		Management	For	For
S.2		Financial assistance to Pharmacare Ltd in favour of Ned Bank Ltd in respect of a R215,000,000 Term Loan Agreement		Management	For	For
S.3		Financial assistance to Pharmacare Ltd in favour of AB SA Bank Ltd in respect of a R215,000,000 Term Loan Agreement		Management	For	For
S.4		Financial assistance to related or inter related company		Management	For	For
S.5		General authority to repurchase shares		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF AUDITORS NAME FOR
RESOLU-TION NO. 3 AND CHANGE IN
NUMBERING OF RESOLUTIONS. IF YOU
HAVE ALREADY SENT IN-YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND Y-
OUR ORIGINAL INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	5,643	08-Nov-2011		25-Nov-2011
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	7,602	08-Nov-2011		25-Nov-2011
KUNLUN ENERGY COMPANY LTD
Security		G5320C108		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		01-Dec-2011
ISIN		BMG5320C1082		Agenda		703458718 - Management
Record Date		30-Nov-2011		Holding Recon Date		30-Nov-2011
City /	Country	HONG KONG /	Bermuda	Vote Deadline Date		28-Nov-2011
SEDOL(s)		5387753 - 6340078 - B01DDZ3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111116/LTN20111116265.PDF		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 AND 2". THANK YOU		Non-Voting
1	To approve, ratify and confirm the entering into of
the Fourth Supplemental Agreement and the
transactions contemplated under the Fourth
Supplemental Agreement, details of which are
more particularly described in the circular
regarding continuing connected transactions of
the Company dated 16 November 2011 (the
"Circular")				Management	For	For
2	To approve (i) continuing connected transactions
under Categories (a), (b), (d) and (e) between the
Group and the CNPC Group and (ii)  the
proposed annual caps in respect of such
continuing connected transactions for the three
financial years ending 31 December 2014, details
of which are more particularly described in the
Circular				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	105,340	23-Nov-2011		29-Nov-2011
CHINA AGRI-INDUSTRIES HOLDINGS LTD
Security		Y1375F104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		02-Dec-2011
ISIN		HK0606037437		Agenda		703452653 - Management
Record Date		30-Nov-2011		Holding Recon Date		30-Nov-2011
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		29-Nov-2011
SEDOL(s)		B1RNQK0 - B1TLR65 - B1VN6Y0 - B1VRRY9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111115/LTN20111115354.pdf		Non-Voting
1	To approve the 2011 COFCO Mutual Supply
Agreement subject to relevant caps set out in the
Circular; confirm, ratify and approve the
execution of the aforesaid agreement; and
authorise the director(s) to do such acts in
connection with the aforesaid agreement				Management	For	For
2	To approve the 2011 Wilmar Mutual Supply
Agreement subject to relevant caps set out in the
Circular; confirm, ratify and approve the
execution of the aforesaid agreement; and
authorise the director(s) to do such acts in
connection with the aforesaid agreement				Management	For	For
3	To approve the 2011 Financial Services
Agreement subject to relevant caps set out in the
Circular; confirm, ratify and approve the
execution of the aforesaid agreement; and
authorise the director(s) to do such acts in
connection with the aforesaid agreement				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	8,000	17-Nov-2011		30-Nov-2011
PIRAMAL HEALTHCARE LTD
Security		Y6941N101		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		03-Dec-2011
ISIN		INE140A01024		Agenda		703433499 - Management
Record Date		28-Oct-2011		Holding Recon Date		28-Oct-2011
City /	Country	TBD /	India	Vote Deadline Date		28-Nov-2011
SEDOL(s)		B058J56 - B074H47		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 911516 DUE TO
RECEIPT OF A-CTUAL RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGAR-DED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Amendments to Object Clause of the
Memorandum of Association of the Company.
The following new sub-clauses be inserted after
the existing sub-clause 12 of Objects Clause III of
the Memorandum of Association of the Company:
12A, 12B, 12C, 12D, 12E, 12F and 12G				Management	For	For
2		Commencement of new Business		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	1,706	05-Nov-2011		28-Nov-2011
JD GROUP LTD
Security		S81589103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		05-Dec-2011
ISIN		ZAE000016176		Agenda		703435304 - Management
Record Date		25-Nov-2011		Holding Recon Date		25-Nov-2011
City /	Country	SANDTON /	South Africa	Vote Deadline Date		28-Nov-2011
SEDOL(s)		6127936 - B02PDL4 - B083B85		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and adopt the annual financial statements		Management	For	For
2		To re appoint Deloitte and Touche as the auditors		Management	For	For
3.S.1		To approve the fees payable to Executive directors for the year ending 30 June 2012		Management	For	For
3S1.2		To approve the fees payable to Chairman for the year ending 30 June 2012		Management	For	For
3S1.3		To approve the fees payable to Board for the year ending 30 June 2012		Management	For	For
3S1.4		To approve the fees payable to Audit committee for the year ending 30 June 2012		Management	For	For
3S1.5		To approve the fees payable to Human Resources and Remuneration committee for the year ending 30 June 2012		Management	For	For
3S1.6		To approve the fees payable to Group Risk Overview committee for the year ending 30 June 2012		Management	For	For
3S1.7		To approve the fees payable to Nominations committee for the year ending 30 June 2012		Management	For	For
3S1.8		To approve the fees payable to Social and ethics committee for the year ending 30 June 2012		Management	For	For
4.1		To re-elect DC Brink to the board		Management	For	For
4.2		To re-elect JF Mouton to the board		Management	For	For
4.3		To re-elect FA Sonn to the board		Management	For	For
4.4		To re-elect BE Steinhoff to the board		Management	For	For
5.1		To ratify the election of PDJ van den Bosch to the board		Management	For	For
5.2		To ratify the election of TLJ Guibert to the board		Management	For	For
5.3		To ratify the election of MT Lategan to the board		Management	For	For
6.1		To elect or re-elect SF Booysen, Chairman, independent non-executive director, as a member of the audit committee		Management	For	For
6.2		To elect or re-elect DC Brink, an independent non-executive director, as a member of the audit committee		Management	For	For
6.3		To elect or re-elect MT Lategan, an independent non-executive director, as member of the audit committee		Management	For	For
7.O.1		Placement of shares under the control of the directors		Management	For	For
8.O.2		Placement of shares under the control of the directors for share incentive schemes		Management	For	For
9.S.2		General authority to repurchase own shares		Management	For	For
10.O3		General authority to distribute share capital and/or reserves		Management	For	For
11.O4		Authority to create and issue convertible debentures		Management	For	For
12.O5		Endorsement of remuneration policy		Management	For	For
13.S3		Authority to provide financial assistance		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN NUMBERING OF
RESOLUTIONS.-IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM-UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	7,177	08-Nov-2011		28-Nov-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	1,269,174	08-Nov-2011		28-Nov-2011
JIANGXI COPPER CO LTD
Security		Y4446C100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		06-Dec-2011
ISIN		CNE1000003K3		Agenda		703403321 - Management
Record Date		04-Nov-2011		Holding Recon Date		04-Nov-2011
City /	Country	JIANGXI /	China	Vote Deadline Date		25-Nov-2011
SEDOL(s)		0268916 - 6000305 - B014W93 - B15DXT0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111020/LTN20111020308.pdf		Non-Voting
1		To consider and approve the proposal for distribution of profit of the Company for the six months ended 30 June 2011		Management	For	For
2	To appoint Ernst & Young Hua Ming Certified
Public Accountants ("Ernst & Young) as the
Company's internal control accountant for the
year 2011 and to authorise the board of directors
of the Company to determine their remunerations
and any one executive director of the Company
to enter into the service agreement and any other
related documents with Ernst & Young				Management	For	For
3	To approve, ratify and confirm the consolidated
supply and services agreement 1 entered into
between the Company and Jiangxi Copper
Corporation ("JCC") on 30 September 2011 in
respect of the supply of various materials,
provision of industrial services and miscellaneous
services by JCC and its subsidiaries from time to
time (other than the Company and its
subsidiaries from time to time (collectively, the
"Group")) to the Group and to approve the
relevant annual caps and the transactions
contemplated thereunder				Management	For	For
4	To approve, ratify and confirm the consolidated
supply and services agreement 2 entered into
between the Company and JCC on 30
September 2011 in respect of the supply of
various materials and provision of industrial
services by the Group to JCC and its subsidiaries
from time to time (other than the Group) and to
approve the relevant annual caps and the
transactions contemplated thereunder				Management	For	For
5	To approve, ratify and confirm the financial
services agreement ("Financial Services
Agreement") entered into between JCC Finance
Company Limited ("JCC Financial") and JCC on
30 September 2011 in respect of the provision of
financial services by JCC Financial to JCC and
its subsidiaries from time to time (other than the
Group) and to approve the relevant annual caps
in respect of the credit services contemplated
under the Financial Services Agreement and the
transactions contemplated thereunder				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	208,641	22-Oct-2011		28-Nov-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	7,000	22-Oct-2011		28-Nov-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	296,424	22-Oct-2011		28-Nov-2011
DATANG INTERNATIONAL POWER GENERATION CO LTD
Security		Y20020106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		06-Dec-2011
ISIN		CNE1000002Z3		Agenda		703445949 - Management
Record Date		31-Oct-2011		Holding Recon Date		31-Oct-2011
City /	Country	BEIJING /	China	Vote Deadline Date		25-Nov-2011
SEDOL(s)		0571476 - 5896475 - 6080716 - B01DCR8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 900485 DUE TO
CHANGE IN ME-ETING DATE AND ADDITION
OF RESOLUTIONS. ALL VOTES RECEIVED
ON THE PREVIOUS MEE-TING WILL BE
DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTIC-E.
THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111111/LTN20111111530.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To consider and approve the "Resolution on the Provision of an Entrusted Loan to Datang Inner Mongolia Duolun Coal Chemical Company Limited (including the Framework Entrusted Loan Agreement)"		Management	For	For
2		To consider and approve the "Resolution on the Capital Contribution to 49% Equity Interests in Datang Fuel Company by Group Fuel Company"		Management	For	For
3.1		To consider and approve the provision of guarantee for the financing of Wangtan Power Generation Company		Management	For	For
3.2		To consider and approve the provision of guarantee for the financing of Jinkang Electricity Company		Management	For	For
3.3		To consider and approve the provision of guarantee for the financing of Ningde Power Generation Company		Management	For	For
4.1	To consider and approve the "Resolution on the
Adjustment of Supervisor Representing
Shareholders of Datang International Power
Generation Co., Ltd.": To consider and approve
the appointment of Mr. Zhou Xinnong as
supervisor representing shareholders of the
Company				Management	For	For
4.2	To consider and approve the "Resolution on the
Adjustment of Supervisor Representing
Shareholders of Datang International Power
Generation Co., Ltd.": To consider and approve
that Mr. Fu Guoqiang would no longer assume
the office of supervisor representing shareholders
of the Company				Management	For	For
5		To consider and approve the "Resolution on the Issuance of RMB10 Billion Super Short-Term Debentures"		Management	For	For
6		To consider and approve the "Resolution on the Non-public Directed Issuance of RMB10 Billion Debt Financing Instruments		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	28,000	15-Nov-2011		28-Nov-2011
ORCHID CHEMICALS & PHARMACEUTICALS LTD
Security		Y6494U148		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		07-Dec-2011
ISIN		INE191A01019		Agenda		703468454 - Management
Record Date		01-Nov-2011		Holding Recon Date		01-Nov-2011
City /	Country	TBA /	India	Vote Deadline Date		25-Nov-2011
SEDOL(s)		6124948 - B3BJBD6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 918278 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Resolved that the consent of the company be
and is hereby accorded to revise the price at
which the 8,64,500 (Eight lakh sixty four
thousand and five hundred only) options out of
the 9,01,000 (Nine lakh one thousand only)
options granted on October 28, 2010, to
employees in the grade of General Manager and
above under Orchid - ESOP 2010 Scheme
pursuant to the special resolution passed at the
Annual General Meeting (AGM) held on July
21,2010 are exercisable. Resolved further that
the revised price of each share upon exercise of
each option shall be Rs. 166.15 (Rupees one
hundred sixty six and paise fifteen only) per
share, as determined and approved by the
Compensation Committee and the Board of
Directors of the Company at their meeting held
on November 01, 2011. Resolved further that all
other terms and conditions of the resolution
passed at the AGM held on July 21, 2010 remain
unaltered				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	121,856	24-Nov-2011		25-Nov-2011
PT UNILEVER INDONESIA TBK
Security		Y9064H141		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		08-Dec-2011
ISIN		ID1000095706		Agenda		703436065 - Management
Record Date		22-Nov-2011		Holding Recon Date		22-Nov-2011
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		06-Dec-2011
SEDOL(s)		6687184 - B01ZJK6 - B021YB9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval to change board of directors structure		Management	For	For
2		Approval to change board of commissioners structure		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	11,500	09-Nov-2011		07-Dec-2011
URALKALIY OJSC, BEREZNIKI
Security		91688E206		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		08-Dec-2011
ISIN		US91688E2063		Agenda		703439201 - Management
Record Date		02-Nov-2011		Holding Recon Date		02-Nov-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		29-Nov-2011
SEDOL(s)		B1FLM08 - B28RV47 - B3K5JF3 - B55DM13		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To approve the distribution of 12,378,066.3
thousand rubles from the undistributed profits of
past periods as follows: to pay dividends in the
amount of 4.00 rubles per each ordinary share of
OJSC "Uralkali"				Management	For	For
2		To approve the amendments to the Charter of OJSC "Uralkali" by ratifying the new edition of the Charter of the Open Joint Stock Company "Uralkali"		Management	For	For
3.1	To establish the price of services under the
agreement for liability insurance of the directors
and officers of the Company due to the public
offering of securities, with the total limit of liability
being 100,000,000 (one hundred million) US
dollars, as 450,000 (four hundred and fifty
thousand) US dollars				Management	For	For
3.2	To establish the price of services under the
insurance agreement - a corporate guard
directors and officers liability insurance-with the
total limit of liability being 100,000,000 (one
hundred million) US dollars - as 250,000 (two
hundred and fifty thousand) US dollars				Management	For	For
4.1	To approve the interested-party transaction-
agreement for liability insurance of directors and
officers due to the public offering of securities
between OJSC "Uralkali" (Policy Holder) and
CJSC "Chartis" (Insurer) for the term from 21
June 2011 until 21 July 2017, with the total limit
of liability being 100,000,000 (one hundred
million) US dollars and with the payment of an
insurance premium in the amount of 450,000
(four hundred and fifty thousand) US dollars,
whose subject matter is property and liability
insurance of the directors and officers of OJSC
"Uralkali" and its subsidiaries (Beneficiaries under
this transaction), namely: individuals (including
non-residents of the Russian Federation) elected
or appointed as past, present or future directors,
officers, administrators or managers of OJSC
"Uralkali" and its CONTD				Management	For	For
CONT	CONTD subsidiaries, the sole executive body,
members of the Management Board,-members of
the Board of Directors, Supervisory Board or
Advisory Board of-OJSC "Uralkali" or any of its
subsidiaries, as well as past, present or-future
Chief Legal Counsels, Financial Directors, Chief
Accountants,-Corporate Secretaries, Secretaries
of the Board of Directors and Heads of the-Risk				Non-Voting			None
Management Department (or analogous posts) of
OJSC "Uralkali" or its-subsidiaries and other
individuals holding posts in OJSC "Uralkali" or its-
subsidiaries whose duties and area of
competence are analogous to the-posts/job titles
indicated above or any analogous posts in
compliance with-foreign legislation, and other
individuals named as potential directors or-
officers of the Company in the Application for
Admission to Listing on the-Official List and
CONTD
CONT	CONTD to Trading on the London Stock
Exchange of Global Depository Receipts,-
including the financial information and the
appendices included therein-(hereinafter the
Prospectus), connected with losses incurred due
to failure-of the indicated directors and officer to
perform their official duties-including the costs of
representation (legal defense), amounts of
awarded-damages, amounts of settlements and
losses, for which the insured are liable-under the
law, incurred due to claims against the
Prospectus, costs of-investigations and any other
payments made by the insured under any-
extensions allowing for insurance coverage under
the present agreement for-liability insurance of
directors and officers due to the public offering of-
securities				Non-Voting
4.2	To approve the interested-party transaction-the
insurance agreement - a corporate guard
directors and officers liability insurance-
concluded by OJSC "Uralkali" (Policy Holder) and
CJSC "Chartis" (Insurer") for the period from 25
July 2011 until 24 July 2012 with the total limit of
liability being 100,000,000 (one hundred million)
US dollars and with the payment of an insurance
premium in the amount of 250,000 (two hundred
and fifty thousand) US dollars and an additional
limit of 5,000,000 (five million) US dollars for non-
executive directors without payment of additional
insurance premiums whose subject matter is
property and liability insurance of directors and
officers of OJSC "Uralkali" and its subsidiaries
(Beneficiaries under this transaction), namely:
individuals (including non-residents of the
Russian Federation) CONTD				Management	For	For
CONT	CONTD elected or appointed as past, present or
future directors, officers,-administrators or
managers of OJSC "Uralkali" and its subsidiaries,
the sole-executive body, members of the
Management Board, members of the Board of-
Directors, Supervisory Board or Advisory Board
of OJSC "Uralkali" or any of-its subsidiaries as
well as past, present or future Chief Legal
Counsels,-Financial Directors, Chief
Accountants, Corporate Secretaries, Secretaries
of-the Board of Directors and Heads of the Risk
Management Department (or-analogous posts) of				Non-Voting			None
OJSC "Uralkali" or its subsidiaries and other
individuals-holding posts in OJSC "Uralkali" or its
subsidiaries whose duties and area of-
competence are analogous to the posts/job titles
indicated above or any-analogous posts in
compliance with any legislation connected with
incurrence-of CONTD
CONT	CONTD losses due to the failure to perform their
official duties by the-indicated directors and
officers, including costs of representation (legal-
defense), costs of investigations, amounts of
awarded damages or payments-under out-ofcourt
settlements, for which the insured are liable
under the-law, as the result of claims against the
insured in relation to any wrongful-act				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	933	11-Nov-2011		29-Nov-2011
BUMRUNGRAD HOSPITAL PUBLIC CO LTD BH
Security		Y1002E256		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		08-Dec-2011
ISIN		TH0168A10Z19		Agenda		703456017 - Management
Record Date		24-Nov-2011		Holding Recon Date		24-Nov-2011
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		06-Dec-2011
SEDOL(s)		B0166H5 - B017R20 - B03HKF2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS-ABSTAIN		Non-Voting
1		To adopt the minutes of the annual general meeting of shareholders no. 18 for the year 2011		Management	For	For
2		To consider and approve the issuance and offering of debentures by the company, with the details as specified above		Management	For	For
3	To consider and approve the proposal of the
amendments to the terms and conditions of the
partly-secured convertible bonds series 1 and
series 2 due 23 August 2012, issued on 24
August 2000, to the holders of the convertible
bonds, with the details as specified above				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	7,400	22-Nov-2011		06-Dec-2011
MAGNIT JSC, KRASNODAR
Security		55953Q202		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		08-Dec-2011
ISIN		US55953Q2021		Agenda		703458768 - Management
Record Date		21-Oct-2011		Holding Recon Date		21-Oct-2011
City /	Country	KRASNODAR /	Russian Federation	Vote Deadline Date		29-Nov-2011
SEDOL(s)		B2QKYZ0 - B2R68G6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the related party transaction		Management	For	For
2		Approval of the major related party transaction		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	5,528	23-Nov-2011		29-Nov-2011
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	1,670	23-Nov-2011		29-Nov-2011
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	302,493	23-Nov-2011		29-Nov-2011
IL&FS ENGINEERING AND CONSTRUCTION CO. LTD
Security		Y5896Z101		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		09-Dec-2011
ISIN		INE369I01014		Agenda		703445002 - Management
Record Date				Holding Recon Date		11-Nov-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		28-Nov-2011
SEDOL(s)		B2800V6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approving, with or without modification, the proposed Scheme of Arrangement between the Applicant Company and its shareholders and creditors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	62,022	12-Nov-2011		28-Nov-2011
CHINA MERCHANTS HOLDINGS (INTERNATIONAL) CO LTD
Security		Y1489Q103		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Dec-2011
ISIN		HK0144000764		Agenda		703452754 - Management
Record Date		08-Dec-2011		Holding Recon Date		08-Dec-2011
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		06-Dec-2011
SEDOL(s)		5387719 - 6416139 - B01XX53		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111116/LTN20111116174.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To approve and adopt the New Share Option Scheme and to terminate the Existing Share Option Scheme as set out in the EGM Notice		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	12,000	17-Nov-2011		07-Dec-2011
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	10,000	17-Nov-2011		07-Dec-2011
GITANJALI GEMS LTD
Security		Y2710F106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		13-Dec-2011
ISIN		INE346H01014		Agenda		703456043 - Management
Record Date				Holding Recon Date		09-Dec-2011
City /	Country	HYDERABAD /	India	Vote Deadline Date		02-Dec-2011
SEDOL(s)		B0Z3SK9 - B16TQ76		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (including any
statutory modifications or re-enactments thereof
for the time being in force), the enabling
provisions in the Memorandum and the Articles of
Association of the Company, Securities and
Exchange Board of India (Issue of Capital and
Disclosure Requirements) Regulations 2009
("SEBI ICDR Regulations") as amended from
time to time, the listing agreements entered into
by the Company with the stock exchanges where
shares of the Company are listed and all other
applicable laws and regulations, and subject to
such approvals, consents, permissions, and/or
sanctions as may be required from the
Government of India, Reserve Bank of India,
Securities and Exchange Board of India, Stock
Exchanges CONTD				Management	For	For
CONT	CONTD and from any other appropriate
authorities, institutions or bodies-(hereinafter
collectively referred to as the "Concerned
Authorities") and-subject to fulfillment of such
conditions, if any, as may be required to be-
fulfilled in obtaining, or as may be stipulated by
the Concerned Authorities-from time to time in
granting, any such approvals, consents,
permissions or-sanctions, which may be agreed
to by the Board of Directors of the Company-
(hereinafter referred to as the "Board" which term
shall be deemed to include-any committee
thereof which the Board may have constituted or
hereinafter-constitute to exercise its powers
including the powers conferred by this-
resolution), the consent of the Company be and
is hereby accorded to the-Board to create, offer,
issue and allot upto 943396 (Nine Lakhs Forty
Three-CONTD				Non-Voting
CONT	CONTD Thousand Three Hundred and Ninety
Six) Convertible Equity Warrants-(hereinafter
referred to as "Warrant(s)") on a preferential
basis to Bennett-Coleman and Company Limited
(BCCL), with each Warrant convertible into one-
equity share of the Company of nominal value of
Rs. 10/-each at a price of-Rs. 424/-which
includes a premium of Rs. 414/-per share, which
price is not-less than the price calculated in
accordance with Chapter VII of the SEBI-ICDR
Regulations for preferential allotment of equity				Non-Voting			None
shares/Warrants on such-terms and conditions
as may be decided and deemed appropriate by
the Board at-the time of issue or allotment.
Resolved further that the 'Relevant Date' in-
relation to the issue of Warrants in accordance
with the SEBI ICDR-Regulations, would be
November 13, 2011 being the date 30 days prior
to the-date CONTD
CONT	CONTD of passing the resolution. Resolved
further that the issue of Warrants,-if any, as
above, shall be subject to the following terms and
conditions:1.-The Warrants shall be convertible
(at the sole option of the BCCL) at any-time after
a period of 6 months from the date of allotment of
Warrants. 2.-Each Warrant shall be convertible
into one equity share of nominal value of-Rs. 10/-
each at a price of Rs. 424/-which includes a
premium of Rs. 414/-per-share, which price shall
not be less than the price calculated in
accordance-with the SEBI ICDR Regulations for
preferential allotment of equity-shares/Warrants.
3. BCCL shall on the date of allotment of
Warrants, pay an-amount equivalent to 25% of
the total consideration per warrant. 4. The-
relevant date for the preferential issue, for the
purpose of SEBI ICDR-Regulations, CONTD				Non-Voting
CONT	CONTD is November 13, 2011, which is the date,
30 days prior to the date of-Extra-ordinary
General Meeting i.e Tuesday December 13,
2011. 5. BCCL shall,-on the date of allotment of
equity shares pursuant to the exercise of option-
against each such warrant, pay the balance 75%
of the consideration. 6. The-amount referred to in
(3) above shall be non interest bearing and shall
be-forfeited, if the option to acquire shares is not
exercised within a period-of 18 months from the
date of allotment of the Warrants. 7. The number
of-Warrants and the price per Warrant shall be
appropriately adjusted, subject-to the Companies
Act, 1956 and SEBI ICDR Regulations for
corporate actions-such as bonus issue, rights
issue, stock split, merger, demerger, transfer of-
undertaking, sale of division or any such capital
or corporate CONTD				Non-Voting
CONT	CONTD restructuring. 8. The Warrants allotted in
terms of this resolution and-the resultant Equity
shares arising on exercise of rights attached to
such-Warrants shall be subject to a lock-in
requirement as prescribed under the-SEBI ICDR
Regulations as amended from time to time. 9.
The equity shares to-be allotted pursuant to such
conversion in the manner aforesaid shall rank-
pari passu in all respects including dividend with
other existing-shareholders. Resolved further that
for the purpose of giving effect to the-above
resolutions, the Board be and is hereby
authorized on behalf of the-Company to appoint
advisors, lawyers, merchant bankers, and/or
consultants as-may be deemed fit and take all
such actions and do/ ratify all such acts,-deeds,
matters and things as it may, in its absolute
discretion deem-necessary, CONTD				Non-Voting
CONT	CONTD desirable, expedient, usual, proper or
incidental in relation to the-creation, offer, issue
and allotment of the Warrants/ equity shares and-
listing thereof and to resolve and settle all
questions and difficulties that-may arise in the
proposed creation, issue, offer and allotment of
the said-Warrants/equity shares and utilizations
of the issue proceeds, sign all-documents and
undertakings as may be required and generally to
do all such-acts, deeds, matters and things in
connection therewith and incidental-thereto as
the Board in its absolute discretion deems fit,
without being-required to seek any further
consent or approval of the members or
otherwise-to the end and intent that they shall be
deemed to have given their approval-thereto
expressly by the authority of this resolution.
Resolved further that-the Board CONTD				Non-Voting
CONT	CONTD be and is hereby authorized to take
necessary steps for listing of the-aforesaid equity
shares, allotted to the abovementioned allottee
on the-Bombay Stock Exchange Limited and the
National Stock Exchange of India-Limited where
the Company's equity shares are listed as per the
terms and-conditions of the listing agreements
and other applicable guidelines, rules-and
regulations. Resolved further that the Board be
and is hereby authorized-to delegate all or any of
its powers herein conferred by this resolution to-
any Director or Directors or to any Committee of
Directors and/or any member-of such Committee
with power to the said Committee/member to
sub-delegate its-powers to any of its members or
officers of the Company to give effect to-this
resolution				Non-Voting
2	Resolved that pursuant to the provisions of
Section 293(1)(d) and all other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification or
reenactment thereof for the time being in force)
and pursuant to the provisions of the Articles of
Association of the Company, and in partial
modification to the earlier resolution passed in
this regard, consent of the Company be and is
hereby accorded to the Board of Directors of the
Company to borrow in any manner from time to
time any sum or sums of money at its discretion
on such terms and conditions as the Board of
Directors may deem fit, notwithstanding that the
money to be borrowed by the Company together
with the monies already borrowed or to be
borrowed (apart from temporary loans obtained
from the Company's Bankers in the ordinary
course CONTD				Management	For	For
CONT	CONTD of business), from the financial
institutions, Company's bankers and/or-from any
person or persons, firms, bodies corporate
whether by way of loans,-advances, deposits, bill
discounting, issue of debentures, bonds or any-
financial instruments or otherwise and whether
secured or unsecured, will or-may exceed the
aggregate of the paid up capital of the Company
and its free-reserves that is to say, reserves not
set apart for any specific purpose,-provided that				Non-Voting			None
the maximum amount of money so borrowed by
the Board and-outstanding at any one time shall
not exceed the sum of Rs.7500 Crores-(Rupees
Seven Thousand Five Hundred Crores only).
Resolved further that for-the purpose of giving
effect to this resolution, the Board be and is
hereby-authorised to do all such acts, deeds,
matters and things as it may in its-absolute
CONTD
CONT	CONTD discretion deem necessary, proper or
desirable and to settle any-question, difficulty,
doubt that may arise in respect of the
borrowing(s)-aforesaid and also to delegate all or
any of the above powers to the-Borrowing
Committee or such Committee of Directors or the
Managing Director-or the Director or the Principal
Officer of the Company and further to do all-such
acts, deeds and things and to execute all
documents and writings as may-be necessary,
proper, desirable or expedient to give effect to
this-resolution				Non-Voting
3	Resolved that pursuant to section 293(1)(a) and
all other applicable provisions, if any, of the
Companies Act, 1956, (including any statutory
modification or re-enactment thereof for the time
being in force) and in partial modification to the
earlier resolution passed in this regard, consent
of the Company be and is hereby accorded to the
Board of Directors of the company to create
mortgages / charges / hypothecation on all or any
of the immovable and movable properties of the
Company present and future, of the whole, or
substantially the whole, of the undertaking of the
Company, ranking pari-passu with or second or
subservient or subordinate to the mortgages /
charges / hypothecation already created or to be
created in future by the company for securing any
loans and/or advances and /or guarantees and/or
any financial CONTD				Management	For	For
CONT	CONTD assistance obtained or may be obtained
from financial institutions,-banks or machinery
suppliers and/or any other persons or institutions-
providing finance for purchase of assets /
business of the Company or for-working capital
or for purchase of specific items of machinery
and equipments-under any deferred payment
scheme or bills rediscounting scheme or in
favour-of trustees for Debenture holders /
Bondholders / FCCBs holders that may be-
appointed hereafter, as security for the
debentures / bonds / FCCBs that may-be issued
by the Company, on such terms and conditions
and at such times and-in such form and manner
as the Board of Directors may deem fit, so that
the-total outstanding amount at any time so
secured shall not exceed the-aggregate of the
amounts consented by the company by the
Resolution passed in-this CONTD				Non-Voting
CONT	CONTD Extraordinary General Meeting pursuant
to Section 293(1)(d) of the-Companies Act, 1956
together with interest thereon and further interest
if-any costs, charges, expenses, remuneration
payable to the trustees and all-other monies
payable by the Company. Resolved further that
the Board of-Directors of the Company be and is
hereby authorised to and cause to prepare,-
finalise, approve and execute on behalf of the
Company with the lenders,-banks, machinery
suppliers, persons, institutions and trustees for
the-Debenture/Bond/FCCBs holders, the
documents, deeds, agreements, declarations,-
undertakings and writings as may be necessary
and expedient for giving effect-to the foregoing
resolution and also to delegate all or any of the
above-powers to the Borrowing Committee or
such Committee of Directors or the-Managing
CONTD				Non-Voting
CONT	CONTD Director or the Director or the Principal
Officer of the Company.-Resolved further that the
Board of Directors of the Company be and is
hereby-authorised to vary and/or alter the terms
and conditions of the security-created / to be
created as aforesaid in consultation with the
Lenders,-Trustees and other Mortgagees as they
may deem fit				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	9,240	22-Nov-2011		02-Dec-2011
ANGLO AMERICAN PLATINUM LIMITED, JOHANNESBURG
Security		S9122P108		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		14-Dec-2011
ISIN		ZAE000013181		Agenda		703456067 - Management
Record Date		09-Dec-2011		Holding Recon Date		09-Dec-2011
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		07-Dec-2011
SEDOL(s)		0760393 - 5731598 - 6761000 - 6761011 - B0372N4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
S.1		Specific authority to provide financial assistance to the Trust		Management	For	For
S.2		Specific authority to issue Subscription Shares to the Trust		Management	For	For
S.3		Specific authority to repurchase Subscription Shares from the Trust		Management	For	For
S.4		General authority to provide financial assistance to related and inter-related parties		Management	For	For
O.1		Approval of Community Development Transaction		Management	For	For
O.2		Approval of amendments to Share Option Scheme		Management	For	For
O.3		Approval of amendments to Long-Term Incentive Plan		Management	For	For
O.4		Approval of amendments to Share Option Scheme		Management	For	For
O.5		Approval of amendments to Bonus Share Plan		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	7,268	22-Nov-2011		07-Dec-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	309	22-Nov-2011		07-Dec-2011
CHINA PETROLEUM & CHEMICAL CORP SINOPEC, BEIJING
Security		Y15010104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		15-Dec-2011
ISIN		CNE1000002Q2		Agenda		703421014 - Management
Record Date		14-Nov-2011		Holding Recon Date		14-Nov-2011
City /	Country	BEIJING /	China	Vote Deadline Date		06-Dec-2011
SEDOL(s)		6291819 - 7027756 - B01XKR4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTION "1". THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111027/LTN20111027691.pdf		Non-Voting
1	That the conversion price of the A Share
Convertible Bonds issued on 23 February 2011
("Convertible Bonds") be adjusted downwards;
and that the Board of directors of Sinopec Corp.
be authorised to determine the adjusted
conversion price of the Convertible Bonds based
on the market condition as of the date of the
EGM, subject to certain conditions set out in the
Company's circular dated 28 October 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	376,280	02-Nov-2011		07-Dec-2011
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	692,066	02-Nov-2011		07-Dec-2011
PICK'N PAY STORES LTD
Security		S60947108		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		15-Dec-2011
ISIN		ZAE000005443		Agenda		703449290 - Management
Record Date		09-Dec-2011		Holding Recon Date		09-Dec-2011
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		13-Dec-2011
SEDOL(s)		5908961 - 6688068 - B06PBV6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Approve, under section 45 of the Companies Act,
the provision of any direct or indirect financial
assistance to a director or prescribed officer of
the Company or of a related or inter-related
company, or to any 1 (one) or more related or
inter-related company or corporation, or to a
member of a related or inter-related company or
corporation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	1,474	16-Nov-2011		13-Dec-2011
TENAGA NASIONAL BERHAD
Security		Y85859109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		15-Dec-2011
ISIN		MYL5347OO009		Agenda		703452994 - Management
Record Date				Holding Recon Date		13-Dec-2011
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		08-Dec-2011
SEDOL(s)		5935260 - 6904612 - 6904678 - B02HMJ1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the Financial Year ended 31 August 2011 together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To approve the payment of Directors' fees of RM1,460,666.70 for the Financial Year ended 31 August 2011		Management	For	For
3		To re-elect Dato' Zainal Abidin bin Putih as a Director who retire in accordance with Article 135 of the Company's Articles of Association		Management	For	For
4		To re-elect Tan Sri Dato' Hari Narayanan a/l Govindasamy as a Director who retire in accordance with Article 135 of the Company's Articles of Association		Management	For	For
5		To re-elect Dato' Mohammad Zainal bin Shaari as a Director who retire in accordance with Article 135 of the Company's Articles of Association		Management	For	For
6		To re-elect Datuk Nozirah binti Bahari who retires in accordance with Article 133 of the Company's Articles of Association		Management	For	For
7	To re-appoint Tan Sri Leo Moggie as a Director
who retire in accordance with Section 129 (6) of
the Companies Act, 1965 ("Act") to hold office
until the conclusion of the next Annual General
Meeting ("AGM")				Management	For	For
8	To re-appoint Tan Sri Dato' Seri Siti Norma binti
Yaakob as a Director who retire in accordance
with Section 129 (6) of the Companies Act, 1965
("Act") to hold office until the conclusion of the
next Annual General Meeting ("AGM")				Management	For	For
9	To re-appoint Messrs PricewaterhouseCoopers,
having consented to act, as Auditors of the
Company, to hold office until the conclusion of
the next AGM and to authorise the Directors to fix
their remuneration				Management	For	For
10		Specific authority for the Directors to issue shares pursuant to the Employees' Share Option Scheme II		Management	For	For
11		Proposed renewal of authority for the purchase by the Company of its own shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	33,500	17-Nov-2011		09-Dec-2011
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	22,600	17-Nov-2011		09-Dec-2011
CHINA COAL ENERGY CO LTD
Security		Y1434L100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Dec-2011
ISIN		CNE100000528		Agenda		703412534 - Management
Record Date		15-Nov-2011		Holding Recon Date		15-Nov-2011
City /	Country	BEIJING /	China	Vote Deadline Date		07-Dec-2011
SEDOL(s)		B1JNK84 - B1L9BJ8 - B1MT2D8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111026/LTN20111026159.pdf		Non-Voting
1	That, the coal supply framework agreement
dated 21 October 2011 (the "2012 Coal Supply
Framework Agreement" and entered into
between the Company and China National Coal
Group Corporation (the "Parent"), and the annual
caps for the three years ending 31 December
2014 for the transactions contemplated
thereunder are hereby approved, ratified and
confirmed; and that any one director of the
Company be and is hereby authorized to sign or
execute such other documents or supplemental
agreements or deeds on behalf of the Company
and to do all such things and take all such
actions as he may consider necessary or
desirable for the purpose of giving effect to the
2012 Coal Supply Framework Agreement and
completing the transactions contemplated
thereunder with such changes as he may
consider necessary, desirable or expedient				Management	For	For
2	That, the integrated materials and services
mutual provision framework agreement dated 21
October 2011 (the "2012 Integrated Materials and
Services Mutual Provision Framework
Agreement") and entered into between the
Company and China National Coal Group
Corporation (the "Parent"), and the annual caps
for the three years ending 31 December 2014 for
the transactions contemplated thereunder are
hereby approved, ratified and confirmed; and that
any one director of the Company be and is
hereby authorized to sign or execute such other
documents or supplemental agreements or
deeds on behalf of the Company and to do all
such things and take all such actions as he may
consider necessary or desirable for the purpose
of giving effect to the 2012 Integrated Materials
and Services Mutual Provision Framework
Agreement and completing CONTD				Management	For	For
CONT		CONTD the transactions contemplated thereunder with such changes as he may- consider necessary, desirable or expedient		Non-Voting
3	That, the project design, construction and general
contracting services framework agreement dated
21 October 2011 (the "2012 Project Design,
Construction and General Contracting Services
Framework Agreement") and entered into
between the Company and China National Coal
Group Corporation (the " Parent"), and the annual
caps for the three years ending 31 December
2014 for the transactions contemplated
thereunder are hereby approved, ratified and
confirmed; and that any one director of the
Company be and is hereby authorized to sign or
execute such other documents or supplemental
agreements or deeds on behalf of the Company
and to do all such things and take all such
actions as he may consider necessary or
desirable for the purpose of giving effect to the
2012 Project Design, Construction and General
Contracting Services CONTD				Management	For	For
CONT		CONTD Framework Agreement and completing the transactions contemplated-thereunder with such changes as he may consider necessary, desirable or-expedient		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	483,267	27-Oct-2011		08-Dec-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	19,000	27-Oct-2011		08-Dec-2011
BANCO SANTANDER BRASIL S.A
Security		05967A107		Meeting Type		Special
Ticker Symbol		BSBR		Meeting Date		16-Dec-2011
ISIN		US05967A1079		Agenda		933532942 - Management
Record Date		21-Nov-2011		Holding Recon Date		21-Nov-2011
City /	Country	/	United States	Vote Deadline Date		14-Dec-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
A	APPROVE THE AMENDMENT OF THE
COMPANY'S BYLAWS IN ORDER TO ADAPT
ITS PROVISIONS TO THE NEW REGULATION
OF LEVEL 2 OF BM&FBOVESPA S.A. - BOLSA
DE VALORES, MERCADORIAS E FUTUROS,
PURSUANT TO THE PROPOSAL OF THE
COMPANY'S BOARD OF EXECUTIVE
OFFICERS & PURSUANT TO THE APPROVAL
OF ITS PROPOSAL BY COMPANY'S BOARD
OF DIRECTORS, AT THE MEETINGS HELD ON
NOVEMBER 9 AND 10, 2011, RESPECTIVELY				Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	000EGShares Financials GEMS ETF	THE BANK OF NEW YORK MELLON	6,060	29-Nov-2011		29-Nov-2011
ANGANG STEEL COMPANY LTD
Security		Y0132D105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		19-Dec-2011
ISIN		CNE1000001V4		Agenda		703422232 - Management
Record Date		18-Nov-2011		Holding Recon Date		18-Nov-2011
City /	Country	ANSHAN CITY /	China	Vote Deadline Date		08-Dec-2011
SEDOL(s)		5985511 - 6015644 - B01W468		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111102/LTN20111102569.pdf		Non-Voting
1	That the 2011 Supply of Materials and Services
Agreement, the transactions contemplated
thereunder and the relevant annual monetary
caps such transactions for the years ending 31
December 2012 and 2013 be and are hereby
approved, and the Directors of the Company be
authorised to do such further acts and things and
execute further documents and take all such
steps which in their opinion may be necessary,
desirable or expedient to implement and/or give
effect to the terms of the 2011 Supply of
Materials and Services Agreement				Management	For	For
2		That the proposed revision of accounting estimates of the useful life of the fixed assets as set out in the circular of the Company dated 3 November 2011 be and are hereby approved		Management	For	For
3	That the proposed issue of short-term financing
bonds with an aggregate principal amount not
more than RMB6,000 million (the "Short-Term
Financing Bonds") to the institutional investors in
the inter-bank debenture market in the Peoples'
Republic of China with further details set out
below, be and is hereby approved: A. Details of
the Proposal: (1) Amount: Subject to the
shareholders' approval and the financial and
operational conditions of the Company, the
Short-Term Financing Bonds with an aggregate
principal amount not more than RMB6,000 million
will be offered and issued to the institutional
investors in the PRC inter-bank debenture
market. (2) Method for Determination of Interest
Rate: The interest rates shall be determined
through a book building process. (3) Target
Subscribers: The Short-Term Financing Bonds
will CONTD				Management	For	For
CONT	CONTD be offered to institutional investors in the
PRC inter-bank debenture-market (save for those
prohibited from subscribing for the Short-Term-
Financing Bonds under the PRC laws and
regulations). (4) Use of Proceeds: The-proceeds
from the issue of the Short-Term Financing
Bonds shall be used by-the Company to repay its
bank loans, adjust its financing structure and
lower-its financing cost. (5) Term of the Validity of				Non-Voting			None
the Shareholders' Approval:-The shareholders'
approval in relation to the proposed issue of
Short-Term-Financing Bonds shall be valid for 24
months. B. Authorisation to the Board:-The Board
be and is hereby authorised to deal with all the
matters relating-to the proposed issue of the
Short-Term Financing Bonds in accordance with-
the specific needs of the Company and the
prevailing market conditions. Such-CONTD
CONT	CONTD matters include but are not limited to: (1)
determining the specific-terms, conditions and
other matters of the proposed issue of the Short-
Term-Financing Bonds (including but not limited
to the determination of the-offering timing, actual
aggregate amount, tranches and interest rates)
and-making any adjustments to such terms and
conditions pursuant to the relevant-PRC laws and
regulations and the requirement of the relevant
regulatory-authorities; (2) taking all such actions
as necessary and incidental to the-proposed
issue of the Short-Term Financing Bonds
(including but not limited-to the obtaining of all
the relevant approvals, the determination of-
underwriting arrangements and the preparation of
all the relevant application-documents); and (3)
taking all such actions as necessary for the
purposes of-CONTD				Non-Voting
CONT	CONTD implementing the proposed issue of the
Short-Term Financing Bonds-(including but not
limited to the execution of all the requisite
documents-and the disclosure of the relevant
information in accordance with the-applicable
laws)				Non-Voting
4	That the proposed issue of the medium-term
notes with an aggregate principal amount not
more than RMB8,000 million (the "Medium-Term
Notes") to the institutional investors in the inter-
bank debenture market in the Peoples' Republic
of China with further details set out below, be and
is hereby approved: A. Details of the Proposal:
(1) Amount: Subject to the Shareholders'
approval and the financial and operational
conditions of the Company, the Medium-Term
Notes with an aggregate principal amount not
more than RMB8,000 million will be offered and
issued to the institutional investors in the PRC
inter-bank debenture market. (2) Offering
Tranche, Limit and Term of Maturity: The
Medium-Term Notes will be offered in two
tranches, each with an aggregate principal
amount of RMB4,000 million and a term of three
or five years. (3) CONTD				Management	For	For
CONT	CONTD Target Subscribers: The Medium-Term
Notes will be offered to-institutional investors in
the PRC inter-bank debenture market (save for-
those prohibited from subscribing for the
Medium-Term Notes under the PRC-laws and
regulations). (4) Use of Proceeds: The proceeds
from the issue of-the Medium-Term Notes shall
be used by the Company to supplement its
working-capital, repay its bank loans and on the
renovation of its production-facilities. (5) Term of
the Validity of the Shareholders' Approval: The-				Non-Voting			None
Shareholders' approval in relation to the
proposed issue of the Medium-Term-Notes shall
be valid for 24 months. B. Authorisation to the
Board: The Board-be and is hereby to deal with
all the matters relating to the proposed issue-of
the Medium-Term Notes in accordance with the
specific needs of the Company-and the CONTD
CONT	CONTD prevailing market conditions. Such
matters include but are not limited-to: (1)
determining the specific terms, conditions and
other matters of the-proposed issue of the
Medium-Term Notes (including but not limited to
the-determination of the offering timing, actual
aggregate amount, tranches and-interest rates)
and making any adjustments to such terms and
conditions-pursuant to the relevant PRC laws and
regulations and the requirement of the-relevant
regulatory authorities; (2) taking all such actions
as necessary and-incidental to the proposed
issue of the Medium-Term Notes (including but
not-limited to the obtaining of all the relevant
approvals, the determination of-underwriting
arrangements and the preparation of all the
relevant application-documents); and (3) taking
all such actions as necessary for the CONTD				Non-Voting
CONT	CONTD purposes of implementing the proposed
issue of the Medium-Term Notes-(including but
not limited to the execution of all the requisite
documents-and the disclosure of the relevant
information in accordance with the-applicable
laws)				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	274,852	03-Nov-2011		09-Dec-2011
CPFL ENERGIA SA, SAO PAULO
Security		P3179C105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		19-Dec-2011
ISIN		BRCPFEACNOR0		Agenda		703472807 - Management
Record Date				Holding Recon Date		15-Dec-2011
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		12-Dec-2011
SEDOL(s)		B031NN3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
AI.1	To approve the amendment of the corporate
bylaws of the Company to Adapt them to the
changes in the Novo Mercado Listing
Regulations of the BM and FBOVESPA, from
here onwards the Novo Mercado Regulations,
through The inclusion of 1. A sole paragraph in
article 1, in such a way as to state that the
Company, its shareholders, managers and
members of the finance committee are subject to
the provisions of the Novo Mercado Regulations,
2. A new article 13 and a new sole paragraph, in
such a way as to provide that the management
structure of the company and that the positions of
chairperson of the board of directors and of chief
executive officer or principal executive of the
Company cannot be held by the same person, in
compliance with the Novo Mercado Regulations,
3. A new article 14 and paragraphs 1 and 2, in
such a way as CONTD				Management	For	For
CONT	CONTD to consolidate the bylaws provisions
applicable to the instatement of-members of the
board of directors and of the executive committee
members-named in the bylaws, 4. Paragraph 1 of
the new article 15, which is to arise-from the
renumbering of article 14, and the revision of
paragraph 1, to be-renumbered as paragraph 2,
of the current article 14, to be renumbered as-
article 15, in such a way as to exclude the
requirement that the members of-the Board of
Directors be shareholders of the Company, in
light of the fact-that this legal requirement was				Non-Voting			None
removed under the terms of Law number-
12,431.11, as well as to establish provisions
regarding the minimum number of-independent
members of the Board of Directors of the
Company, in compliance-with the Novo Mercado
Regulations, 5. Line ab of article 18, which is to
be-CONTD
CONT	CONTD renumbered as article 17, in such a way
as to establish the authority-of the board of
directors to make a statement in advance
regarding the-occurrence of any and all tender
offers for the acquisition of shares issued-by the
Company, 6. Paragraph 2 of article 28, which is
to be renumbered as-article 26, in such a way as
to separate from para graph 1 the bylaws-
provisions applicable to the instatement of
members of the finance committee,-7.
Paragraphs 1 and 2 of article 39, in such a way
as to provide for the-rules applicable to the
determination of the economic value of the
Company in-the event of a tender offer for
delisting as a publicly traded company, in-
accordance with the terms of the Novo Mercado
Regulations, 8. A new article-42 and paragraphs
1 and 2, in such a way as to establish a new
procedure-applicable CONTD				Non-Voting
CONT	CONTD for a tender offer for the acquisition of
shares in the event of the-Company delisting
from the Novo Mercado when there is no
controlling-shareholder, in accordance with the
provisions of the Novo Mercado-Regulations, 9.
A new article 43 and paragraphs 1, 2, 3 and 4, in
such a way-as to establish a new procedure
applicable for tender offers for the-acquisition of
shares in the event of the Company delisting
from the Novo-Mercado as a result of the breach
of obligations under the Novo Mercado-
Regulations, 10. A new article 45, in such a way
as to establish the-controlling nature of the
provisions of the Novo Mercado Regulations over
the-bylaws provisions in the event of harm to the
rights of the recipients of the-tender offers
provided for in the bylaws				Non-Voting
AI.2	To approve the amendment of the corporate
bylaws of the Company to Adapt them to the
changes in the Novo Mercado Listing
Regulations of the BM and FBOVESPA, from
here onwards the Novo Mercado Regulations,
through Amendment to the wording 1. Of Line I of
the current article 18, which is to be renumbered
as article 17, in such a way as to adapt it to the
terms of the Novo Mercado Regulations in regard
to the determination of the list of three companies
specialized in economic valuations for the
preparation of the Company valuation report in
the event of a tender offer for delisting as a
publicly traded company or for delisting from the
Novo Mercado, 2. Of the current article 37, which
is to be renumbered as article 35, and its sole
paragraph, and article 38, which is to be
reformulated and renumbered as article 36, and
its CONTD				Management	For	For
CONT	CONTD sole paragraph, which will also be split
into the new articles 37 and-38, in such a way as
to adapt their wording to the provisions of the
Novo-Mercado Regulations in regard to the
procedure to be followed in the event of-
disposition of control and a tender offer for
disposition of control, 3. Of-the current article 39,
in such a way as to reformulate the provisions-
applicable to the procedures for a tender offer for
delisting as a publicly-traded company in keeping
with the new terms of the Novo Mercado
Regulations,-4. Of the current article 42, which is
to be renumbered as article 41, in-such a way as
to adapt it to the new provisions applicable to the
procedure-for a tender offer in the event of
approval of the Company delisting from the-Novo
Mercado, in accordance with the terms of the
Novo Mercado Regulations,-CONTD				Non-Voting
CONT		CONTD 5. Of the current article 44, in such a way as to adapt the arbitration-clause to the amendments implemented by the Novo Mercado Regulations		Non-Voting
AI.3	To approve the amendment of the corporate
bylaws of the Company to adapt them to the
changes in the Novo Mercado Listing
Regulations of the BM and FBOVESPA, from
here onwards the Novo Mercado Regulations,
through the exclusion of 1. Paragraph 1 of the
current article 29, which is to be renumbered as
article 27, bearing in mind the amendment of the
Novo Mercado Regulations in regard to the
requirement of preparing financial statements in
accordance with international standards, 2. The
current article 41 and its sole paragraph, in light
of the provisions contained in it being included in
the new article 39, 3. The current paragraphs 1
and 2 of the current article 42, which will be
renumbered as article 41, bearing in mind the
new wording of article 41, 4. The current chapter
IX and current article 43, as a result of the
CONTD				Management	For	For
CONT	CONTD provisions contained in them having
been excluded from the Novo Mercado-
Regulations since the information required in
them has come to be stated in-the Reference
Form in accordance with Brazilian Securities
Commission-regulations				Non-Voting
AII.1	To approve the amendment of the corporate
bylaws of the Company to adapt the new
composition and the duties of the executive
committee, in accordance with the organizational
restructuring carried out by the Company in
accordance with the resolution of the Board of
Directors that was passed at a meeting held on
May 25, 2011, through The inclusion of 1. The
new lines b and c in the sole paragraph of article
19, which is to be renumbered as article 18, in
such a way as to establish, respectively, the
duties of the vice president officer for operations
and of the vice president officer for institutional
relations				Management	For	For
AII.2	To approve the amendment of the corporate
bylaws of the Company to adapt the new
composition and the duties of the executive
committee, in accordance with the organizational
restructuring carried out by the Company in
accordance with the resolution of the Board of
Directors that was passed at a meeting held on
May 25, 2011, through The amendment of the
wording in 1. Line a of the current article 18,
which is to be renumbered as article 17, in such a
way as to adapt it to the new nomenclature for
the positions of the members of the executive
committee of the Company, 2. Lines w and x of
the current article 18, which is to be renumbered
as article 17, in such a way as to establish the
authority of the board of directors for the creation
of committees, 3. The current article 19, which is
to be renumbered as article 18, in CONTD				Management	For	For
CONT	CONTD such a way as to reformulate the
composition of the executive committee-of the
Company, reducing the number of members from
7 to 6, creating the-position of vice president
officer for operations, vice president director-for
institutional relations, and extinguishing the
positions of vice-president officer for power
management, vice president officer for-
distribution and vice president officer for
generation, 4. The sole-paragraph, lines a, c and
g, the latter two of which will come to be the new-
lines e and f, respectively, of the sole paragraph
of the current article 19,-which will be
renumbered as article 18, in such a way as to
adapt them to the-new nomenclature for the
positions of the members of the executive
committee-of the Company and to the new
authority of the vice president officer for-finance
and of the CONTD				Non-Voting
CONT	CONTD vice president officer for administration,
5. The current article 22,-which is to be
renumbered as article 20, and its paragraphs 1
and 2, in such-a way as to adapt their wording to
the new names for the positions of the-members
of the executive committee of the Company and
so that, in the event-of a vacancy in the position
of chief executive officer, that position can be-
temporarily filled by a vice president officer
appointed by the Board of-Directors, 6. The sole
paragraph of article 24, which is to be
renumbered as-article 22, in such a way as to
correct the wording used, without changing-the
provisions that are provided for there				Non-Voting
AII.3	To approve the amendment of the corporate
bylaws of the Company to adapt the new
composition and the duties of the executive
committee, in accordance with the organizational
restructuring carried out by the Company in
accordance with the resolution of the Board of
Directors that was passed at a meeting held on
May 25, 2011, through The exclusion of 1. The
current chapter III, bearing in mind that the
definition of the bodies of the Company will be
separated into their own items and chapters in				Management	For	For	None
the bylaws, 2. The current articles 15 and 16 and
the respective sole paragraphs, bearing in mind
that the provisions provided for there will be
included in the new articles 14 and 15, 3. The
lines d, e and f, of the current article 19, which is
to be renumbered as article 18, bearing in mind
the intended extinction of the CONTD
CONT	CONTD positions of vice president officer for
power management, vice-president officer for
distribution and vice president officer for
generation,-4. The sole paragraph of the current
article 20, which is to be renumbered as-article
19, bearing in mind that the provision provided for
their will be-included in the new article 14, 5. The
current article 21 and its sole-paragraph, bearing
in mind that the provision provided for there will
be-included in the new article 14 and its
paragraphs				Non-Voting
AIII	To approve the amendment of the corporate
bylaws of the Company to adjust its wording and
numbering, thereby proceeding to the 1.
Amendment of the title of the current chapter II,
Share Capital, Shares and Shareholders, in such
a way as to exclude the expression of the
Shareholders, bearing in mind that there is no
provision that refers to them in this chapter, 2.
Correction of the spelling of certain words in the
corporate bylaws and reference to the new name
of the Bolsa de Valores de Sao Paulo, BM and
FBOVESPA, 3. The amendment of paragraph 1
of the current article 28, which is to be
renumbered as article 26, bearing in mind its
separation into paragraph 2 of that article, 4.
Renumbering the other provisions of the
corporate bylaws and cross-references to the
articles contained in them as a result of the
amendments proposed above				Management	For	For
B		To approve the consolidation of the corporate bylaws of the Company, in accordance with the amendments proposed in item a of the agenda		Management	For	For
C	To approve the adjustment to the total amount of
the compensation of the managers established
by the annual general meeting on April 28, 2011,
due to the redistribution of the remuneration
amounts of the managers between the Company
and its subsidiary companies, without increasing
the aggregate amount originally established for
all the companies in the CPFL group				Management	For	For
D	To ratify, in accordance the terms of article 256 of
Law number 6404.76, i. The transaction of
association between the Company, its
subsidiaries CPFL Geracao de Energia S.A.,
CPFL Comercializacao Brasil S.A. and the
shareholders of ERSA, Energias Renovaveis
S.A., from here onwards ERSA, which resulted in
the acquisition of the indirect control, by the
Company of ERSA through the merger of the
subsidiary company Smita Empreendimentos e
Participacoes S.A., on the basis of the proposal
for ratification presented by the management of				Management	For	For	None
the Company, and ii. the valuation report for
ERSA, prepared by the specialized company
Apsis Consultoria Empresarial Ltda., based on
the balance sheet position of ERSA on July 31,
2011, for the purpose of the determination of the
amounts provided for in line II of article 256 of
Law number CONTD
CONT	CONTD 6044.76, with it being the case that, on
the basis of the valuation-report and ratification of
the Association transaction mentioned above
there-will be no right of withdrawal for the
shareholders of the Company who may-dissent
from that resolution, in accordance with that
which is provided for-in article 256, paragraph 2,
of Law number 6044.76				Non-Voting
E		To take cognizance of the resignation of an alternate member of the Board of Directors of the Company and to elect a replacement for the remaining period of the current term in office		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	294,280	30-Nov-2011		13-Dec-2011
MINDRAY MEDICAL INT'L LTD.
Security		602675100		Meeting Type		Annual
Ticker Symbol		MR		Meeting Date		19-Dec-2011
ISIN		US6026751007		Agenda		933532637 - Management
Record Date		21-Nov-2011		Holding Recon Date		21-Nov-2011
City /	Country	/	United States	Vote Deadline Date		09-Dec-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01		RE-ELECTION OF MR. LI XITING AS A DIRECTOR OF THE COMPANY		Management	For	For
02		RE-ELECTION OF MR. PETER WAN AS A DIRECTOR OF THE COMPANY		Management	For	For
03		RE-ELECTION OF MR. KERN LIM AS A DIRECTOR OF THE COMPANY		Management	For	For
04		RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	1,708	29-Nov-2011		29-Nov-2011
000EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	000EGShares Health Care GEMS ETF	THE BANK OF NEW YORK MELLON	1,906	29-Nov-2011		29-Nov-2011
CPFL ENERGIA S.A
Security		126153105		Meeting Type		Special
Ticker Symbol		CPL		Meeting Date		19-Dec-2011
ISIN		US1261531057		Agenda		933534477 - Management
Record Date		29-Nov-2011		Holding Recon Date		29-Nov-2011
City /	Country	/	United States	Vote Deadline Date		14-Dec-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
A		APPROVE THE REVISION OF THE BYLAWS OF THE COMPANY: DETAILS OF THE REVISION PROVIDED IN THE ATTACHED CALL NOTICE FROM CPFL ENERGIA ("THE COMPANY")		Management	For	None
B		APPROVE THE CONSOLIDATED VERSION OF BYLAWS OF THE COMPANY, IN ACCORDANCE WITH THE AMENDMENT PROPOSED IN ITEM "A" OF THE AGENDA		Management	For	None
C	APPROVE THE ADJUSTMENT OF TOTAL
COMPENSATION OF MANAGEMENT OF THE
COMPANY, PREVIOUSLY SET FORTH IN
SHAREHOLDERS' MEETING HELD ON APRIL
28, 2011, IN VIEW OF REDISTRIBUTION OF
THE AMOUNTS OF COMPENSATION OF
MANAGEMENT AMONG THE COMPANY AND
ITS CONTROLLED COMPANIES, WITHOUT
INCREASE TO THE GLOBAL COMPENSATION
SET FORTH FOR THE MANAGEMENT OF ALL
COMPANIES OF THE CPFL GROUP				Management	For	None
D	RATIFY, PURSUANT TO THE PROVISIONS OF
ARTICLE 256 OF LAW NO. 6.404/76, (I) THE
JOINT VENTURE TRANSACTION AMONG THE
COMPANY, ITS SUBSIDIARIES CPFL
GERACAO DE ENERGIA S.A. AND CPFL
COMERCIALIZACAO BRASIL S.A. AND THE
SHAREHOLDERS OF ERSA - ENERGIAS
RENOVAVEIS S.A. AND (II) THE APPRAISAL
REPORT OF ERSA, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT				Management	For	None
E		ACKNOWLEDGE THE RESIGNATION OF AN ALTERNATE MEMBER OF THE BOARD OF DIRECTORS OF THE COMPANY, AND ELECT HIS REPLACEMENT FOR THE REMAINING TERM OF HIS MANDATE		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	803	06-Dec-2011		06-Dec-2011
PETROLEO BRASILEIRO S.A. - PETROBRAS
Security		71654V408		Meeting Type		Special
Ticker Symbol		PBR		Meeting Date		19-Dec-2011
ISIN		US71654V4086		Agenda		933534770 - Management
Record Date		01-Dec-2011		Holding Recon Date		01-Dec-2011
City /	Country	/	Brazil	Vote Deadline Date		14-Dec-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	MERGER OF COMPANIES TERMORIO S.A.
("TERMORIO"), USINA TERMELETRICA DE
JUIZ DE FORA S.A. ("UTE JUIZ DE FORA")
AND FAFEN ENERGIA S.A. ("FAFEN
ENERGIA") INTO PETROBRAS, ALL AS MORE
FULLY DESCRIBED ON THE COMPANY'S
WEBSITE				Management	For	For
II	ELECTION OF MEMBER OF BOARD OF
DIRECTORS IN COMPLIANCE TO ARTICLE
150 OF ACT NO. 6.404 OF DEC 15, 1976 AND
TO ARTICLE 25 OF THE COMPANY'S BY
LAWS. THE MEMBER OF THE BOARD SHALL
BE ELECTED BY THE MINORITY
SHAREHOLDERS, AS PROVIDED FOR IN
ARTICLE 239 OF ACT NO. 6.404 OF DEC 15,
1976 AND ARTICLE 19 OF COMPANY'S BY-
LAWS				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	30,146	07-Dec-2011		07-Dec-2011
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	37,078	07-Dec-2011		07-Dec-2011
HOTEL LEELA VENTURE LTD
Security		Y3723C148		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		21-Dec-2011
ISIN		INE102A01024		Agenda		703471881 - Management
Record Date				Holding Recon Date		19-Dec-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		13-Dec-2011
SEDOL(s)		B1D4ZM2 - B1DQNB3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	For the purpose of considering, and if thought fit,
approving, with or without modification(s), the
proposed Scheme of Arrangement between Hotel
Leelaventure Limited and Kovalam Resort
Private Limited and their respective shareholders
and creditors (the ''Scheme'')				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	346,901	29-Nov-2011		13-Dec-2011
UNITED BREWERIES LTD, BANGALORE
Security		Y9181N153		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Dec-2011
ISIN		INE686F01025		Agenda		703473861 - Management
Record Date				Holding Recon Date		19-Dec-2011
City /	Country	BANGALORE /	India	Vote Deadline Date		09-Dec-2011
SEDOL(s)		B1683V6 - B16TLS2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the Accounts for the year ended March 31, 2011, and the Reports of the Auditors and Directors thereon		Management	For	For
2		To declare a Dividend		Management	For	For
3		To appoint a Director in the place of Mr. Chhaganlal Jain, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in the place of Ms. Kiran Mazumdar Shaw, who retires by rotation and, being eligible, offers herself for re-appointment		Management	For	For
5		To appoint a Director in the place of Mr. Madhav Bhatkuly, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
6		To appoint Auditors and fix their remuneration		Management	For	For
7	Resolved that Mr. Theodorus Antonius
Fredericus de Rond, who in terms of Section 260
of the Companies Act, 1956 holds office till the
date of this Annual General Meeting, and in
respect of whom a notice has been received from
a Member under Section 257 of the said Act, be
and is hereby appointed as a Director of the
Company not liable to retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	10,221	01-Dec-2011		09-Dec-2011
CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
Security		P2577R102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-Dec-2011
ISIN		BRCMIGACNOR6		Agenda		703483331 - Management
Record Date				Holding Recon Date		19-Dec-2011
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		14-Dec-2011
SEDOL(s)		2192723 - B1YBRK4 - B2QHFX6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1.I		Amendment of the corporate bylaws of the company. To amend the wording of line X of article 22, for the purpose of changing the duties of the chief legal officer		Management	For	For
1.II		To amend the wording of line XI of article 2 for the purpose of changing the duties of the Chie institutional relations and communications officer		Management	For	For
1.III	As a result of the new level 1 differentiate
corporate governments practices regulations of
the BM and FBOVESPA, Bolsa de Valores,
Mercadorias e Futuros, to insert a paragraph 3 in
article 1, to amend the wording of the main part o
article 12 and to insert paragraphs 5 and 6 into i
and to amend the wording of the first paragraph
of article 18				Management	For	For
1.IV	To amend the wording of line C of the main part
of article 17, for the purpose of improving i
wording, in such a way as to give it greater clari
and coverage, in keeping with the corporate
governance principle of transparency				Management	For	For
1.V	To amend the wording of paragraph 1 of article
17, for the purpose of improving its wording, in
regard to the delegation of authority by the board
of directors to the executive committee in regard
signing legal instruments among related parties				Management	For	For
2	Guidance for the vote of the representatives of
CEMIG at the extraordinary general meeting of
CEMIG Distribuicao S.A. and at the extraordinary
general meeting of CEMIG Geracao e
Transmissao S.A. to be held on the same date as
the extraordinary general meeting of CEMIG for
bylaws amendments, in regard to the amendment
of the corporate bylaws of those companies				Management	For	For
3		Change in the membership of the board of directors, as a result of resignations		Management	For	For
4	Guidance for the vote of the representatives of
CEMIG at the extraordinary general meeting of
CEMIG Distribuicao S.A. and at the extraordinary
general meeting of CEMIG Geracao e
Transmissao S.A. to be held on the same date as
the extraordinary general meeting of CEMIG for a
change to the membership of the board of
directors, in relation to the change in the
membership of the board of directors of those
companies, if there is a change in the
membership the board of directors of CEMIG				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	138,330	06-Dec-2011		15-Dec-2011
LAN AIRLINES S.A
Security		501723100		Meeting Type		Special
Ticker Symbol		LFL		Meeting Date		21-Dec-2011
ISIN		US5017231003		Agenda		933534124 - Management
Record Date		15-Nov-2011		Holding Recon Date		15-Nov-2011
City /	Country	/	United States	Vote Deadline Date		16-Dec-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01	APPROVE THE MERGER OF LAN AIRLINES
S.A. & SISTER HOLDCO S.A. & HOLDCO II
S.A., TWO SPECIAL PURPOSE COMPANIES
THAT HAVE BEEN CREATED EXCLUSIVELY
FOR PURPOSES OF THIS TRANSACTION &
WHERE SHARES OF TAM S.A. WILL BE,
DIRECTLY OR INDIRECTLY, HELD PRIOR TO
THEIR CONSOLIDATION INTO LAN, SUBJECT
TO (I) THE TERMS AND CONDITIONS OF
CERTAIN IMPLEMENTATION AGREEMENT &
EXCHANGE OFFER AGREEMENT, BOTH
DATED JANUARY 18, 2011; & (II) A FINAL
DECISION, IN THE RECLAMACION PENDING
BEFORE THE CHILEAN SUPREME COURT,
ALL AS MORE FULLY DESCRIBED IN THE
PROXY STATEMENT				Management	For	For
02	APPROVE THE AUDITED FINANCIAL
STATEMENTS OF LAN, SISTER HOLDCO S.A.
AND HOLDCO II S.A. AS OF SEPTEMBER 30,
2011 AND THE INFORME PERICIAL, ALL IN
ACCORDANCE WITH SECTION 99 OF THE
CHILEAN CORPORATION LAW				Management	For	For
03		CHANGE OF THE CORPORATE NAME OF LAN AIRLINES S.A. TO LATAM AIRLINES GROUP S.A		Management	For	For
04		APPROVE THE BY-LAWS OF LATAM AIRLINES GROUP S.A., INCLUDING ANY AMENDMENTS THEREOF TO BE RESOLVED BY THE SHAREHOLDERS' MEETING		Management	For	For
05		GRANT ALL NECESSARY AUTHORIZATIONS AND POWERS OF ATTORNEY NEEDED TO CARRY OUT AND IMPLEMENT THE PROPOSED BUSINESS COMBINATION BETWEEN LAN AND TAM S.A		Management	For	For
06		ADOPT ANY OTHER RESOLUTION NECESSARY TO CARRY OUT AND IMPLEMENT THE PROPOSED BUSINESS COMBINATION BETWEEN LAN AND TAM S.A		Management	For	For
07	APPROVE INCREASE OF THE CAPITAL OF
LAN IN AN ADDITIONAL AMOUNT
DETERMINED BY THE SHAREHOLDERS'
MEETING, THROUGH THE ISSUANCE OF
4,800,000 SHARES OF COMMON STOCK;
APPROVE THAT THESE 4,800,000 COMMON
STOCK SHARES & ANY COMMON STOCK
SHARES OF LAN INCLUDED IN PARAGRAPH
1. ABOVE & NOT USED FOR PURPOSES OF
MERGERS BE USED TO CREATE &				Management	For	For	None
IMPLEMENT A STOCK OPTION PLAN FOR
EMPLOYEES OF LATAM AIRLINES GROUP
S.A. & ITS AFFILIATES, AS PROVIDED IN
SECTION 24 OF THE CHILEAN
CORPORATION LAW & DELEGATE IN BOARD
AUTHORITY TO DETERMINE PLACEMENT
CONDITIONS OF THESE SHARES OF
COMMON STOCK
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	000EGShares Consumer Services GEMS ETF	THE BANK OF NEW YORK MELLON	1,179	02-Dec-2011		02-Dec-2011
000EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	000EGShares Emerging Markets Consumer ETF	THE BANK OF NEW YORK MELLON	187,707	02-Dec-2011		02-Dec-2011
DONGFANG ELECTRIC CORPORATION LTD
Security		Y20958107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		22-Dec-2011
ISIN		CNE100000304		Agenda		703471994 - Management
Record Date		21-Nov-2011		Holding Recon Date		21-Nov-2011
City /	Country	SICHUAN PROVINCE /	China	Vote Deadline Date		13-Dec-2011
SEDOL(s)		6278566 - B01XKY1 - B1G93S6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1103/LTN20111103862.pdf		Non-Voting
1.1	Resolution in relation to the Continuing
Connected Transactions: the 2012 Purchase and
Production Services Framework Agreement, the
related Continuing Connected Transactions and
the related Proposed Annual Caps				Management	For	For
1.2	Resolution in relation to the Continuing
Connected Transactions: the 2012 Sales and
Production Services Framework Agreement, the
related Continuing Connected Transactions and
the related Proposed Annual Caps				Management	For	For
1.3		Resolution in relation to the Continuing Connected Transactions: the 2012 Financial Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		Management	For	For
1.4		Resolution in relation to the Continuing Connected Transactions: authorisation to the Board to deal with, in its absolute discretion, all matters relating to the Continuing Connected Transactions		Management	For	For
2.1		Resolution in relation to the proposed amendments to the Articles of Association: amendment of Article 188 of the Articles of Association		Management	For	For
2.2		Resolution in relation to the proposed amendments to the Articles of Association: amendment of Article 189 of the Articles of Association		Management	For	For
2.3	Resolution in relation to the proposed
amendments to the Articles of Association:
authorisation to the Board to deal with, in its
absolute discretion, all matters relating to the
proposed amendments to the Articles of
Association				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	80,384	29-Nov-2011		14-Dec-2011
AES TIETE SA, SAO PAULO
Security		P4991B119		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		22-Dec-2011
ISIN		BRGETIACNOR7		Agenda		703495312 - Management
Record Date				Holding Recon Date		20-Dec-2011
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		14-Dec-2011
SEDOL(s)		2440693		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I		Replacement of four members of the board of directors of the company, two of whom are full members and two of whom are alternates		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	127,561	09-Dec-2011		15-Dec-2011
CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS, BRAS
Security		P22854122		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		23-Dec-2011
ISIN		BRELETACNOR6		Agenda		703506901 - Management
Record Date				Holding Recon Date		21-Dec-2011
City /	Country	BRASILIA /	Brazil	Vote Deadline Date		16-Dec-2011
SEDOL(s)		2311120 - 4453956 - B030W11 - B1FGXL1 - B40YPC6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I.1	Approval of the amendment of the corporate
bylaws of the company for inclusion of lines xxvi
and xxvii in article 25 and adjustment to the
wording in part v in article 33, to comply with
resolution number three of December 31, 2010,
of the Interministerial corporate governance and
corporate ownership interest management
committee of the Brazilian Federal Government				Management	For	For
I.2	Approval of the amendment of the corporate
bylaws of the company for amendment of parts ii
and x of article 25 and part iv of article 17,
adjustment to the wording of paragraph 2 of
article 29 and correction of the reference from
paragraph 2 of article 3, to adapt it to the law in
effect				Management	For	For
I.3	Approval of the amendment of the corporate
bylaws of the company for other amendments
and or inclusions related to the minimum
requirements of the level 1 corporate governance
regulations of the BM and FBOVESPA in articles
2, 17, 18 and 20, respectively				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	309,120	10-Dec-2011		17-Dec-2011
TTK PRESTIGE LTD
Security		Y89993110		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		24-Dec-2011
ISIN		INE690A01010		Agenda		703480892 - Management
Record Date				Holding Recon Date		22-Dec-2011
City /	Country	TAMIL NADU /	India	Vote Deadline Date		14-Dec-2011
SEDOL(s)		6907484 - B1RL648		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	For the purpose of considering and, if thought fit,
approving, with or without modification, the
Scheme of Amalgamation between Prestige
Housewares India Limited and the Applicant
Company and at such meeting and any
adjournment thereof				Management	For	For
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	409	03-Dec-2011		14-Dec-2011
TULIP TELECOM LTD, NEW DELHI
Security		Y8998U129		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		26-Dec-2011
ISIN		INE122H01027		Agenda		703494219 - Management
Record Date		03-Nov-2011		Holding Recon Date		03-Nov-2011
City /	Country	TBD /	India	Vote Deadline Date		15-Dec-2011
SEDOL(s)		B0T66S8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Special Resolution under Section 81(1A) of the Companies Act, 1956, read with Companies (Passing of Resolution by Postal Ballot) Rules, 2011, and other applicable provisions thereto		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	25,991	08-Dec-2011		15-Dec-2011
CHINA LONGYUAN POWER GROUP CORPORATION LTD
Security		Y1501T101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		29-Dec-2011
ISIN		CNE100000HD4		Agenda		703506761 - Management
Record Date		28-Nov-2011		Holding Recon Date		28-Nov-2011
City /	Country	BEIJING /	China	Vote Deadline Date		16-Dec-2011
SEDOL(s)		B3MFW30 - B4Q2TX3 - B4XWG35		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 923588 DUE TO
DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1208/LTN20111208084.pdf		Non-Voting
1	To consider and approve: (a) the master
agreement on the mutual supply of materials,
products and services (the "New Guodian Master
agreement"), entered into between the Company
and China Guodian Corporation ("Guodian") be
and is hereby approved, ratified and confirmed;
(b) the continuing connected transactions and the
proposed caps under the New Guodian Master
Agreement, which the Company expects to occur
in the ordinary and usual course of business of
the Company and its subsidiaries, as the case
may be, and to be conducted on normal
commercial terms, be and are hereby generally
and unconditionally approved; and (c) the
execution of the New Guodian Master Agreement
by Mr. Xie Changjun for and on behalf of the
Company be and is hereby approved, ratified and
confirmed and that Mr. Xie Changjun be and is
hereby authorised to make any amendment to
the New Guodian Master Agreement as he thinks
desirable and necessary and to do all such
further acts and things and execute such further
documents and take all such steps which in his
opinion may be necessary, desirable or
expedient to implement and/or give effect to the
terms of such transactions				Management	For	For
2	To consider and approve the Chongqing City
State-owned Property Transfer Agreement in
respect of the transfer of the equity interests in
Guodian Fuel Co., Ltd. by the Company to
Guodian, entered into between the Company and
Guodian be and is hereby approved, ratified and
confirmed, and the terms thereof, be and are
hereby approved, ratified and confirmed				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	583,699	10-Dec-2011		19-Dec-2011
SINOPHARM GROUP CO LTD
Security		Y8008N107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Dec-2011
ISIN		CNE100000FN7		Agenda		703446511 - Management
Record Date		29-Nov-2011		Holding Recon Date		29-Nov-2011
City /	Country	SHANGHAI /	China	Vote Deadline Date		19-Dec-2011
SEDOL(s)		B3ZVDV0 - B4M8B73 - B5NVZ21		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-- http://www.hkexnews.hk/listedco/listconews/adva ncedsearch/search_active_main.a-sp		Non-Voting
1	That, the master pharmaceutical products,
personal-care supplies and medical equipment
procurement agreement dated 11 November
2011 (the "Master Procurement Agreement") and
entered into between the company and china
national pharmaceutical group corporation, and
the annual caps for the three years ending 31
December 2014 for the transactions
contemplated thereunder are hereby approved,
ratified and confirmed; and any one director of
the company be and is hereby authorized to sign
or execute such other documents or
supplemental agreements or deeds on behalf of
the Company and to do all such things and take
all such actions as he may consider necessary or
desirable for the purpose of giving effect to the
Master Procurement Agreement and completing
the transactions contemplated thereunder with
such changes as he may consider necessary,
desirable or expedient				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	5,600	15-Nov-2011		20-Dec-2011
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	15,200	15-Nov-2011		20-Dec-2011
CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI
Security		Y1436A102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Dec-2011
ISIN		CNE1000002G3		Agenda		703450546 - Management
Record Date		29-Nov-2011		Holding Recon Date		29-Nov-2011
City /	Country	BEIJING /	China	Vote Deadline Date		19-Dec-2011
SEDOL(s)		B1HVJ16 - B1L1WC4 - B1L8742		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111115/LTN20111115256.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	To consider and approve the proposed revised
annual caps for the service charges payable by
the Company to China Telecom Group under the
Supplies Procurement Services Framework
Agreement for the two years ending 31
December 2011 and 2012 as described in the
circular of the Company dated 15 November
2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	50,000	17-Nov-2011		20-Dec-2011
MAANSHAN IRON & STEEL CO LTD
Security		Y5361G109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Dec-2011
ISIN		CNE1000003R8		Agenda		703452564 - Management
Record Date		30-Nov-2011		Holding Recon Date		30-Nov-2011
City /	Country	ANHUI PROVINCE /	China	Vote Deadline Date		19-Dec-2011
SEDOL(s)		6600879 - B01BP40 - B01XLM6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111115/LTN20111115457.PDF		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1	To approve the Depository Services under the
Financial Services Agreement entered into
between the Company and Magang Group
Finance Company Limited on 3 November 2011,
and the relevant annual cap and a director of the
Company is hereby authorised on behalf of the
Company to sign, seal, execute, all such other
documents and agreements and to do all such
acts and things as he/she may in his/her
discretion consider necessary or desirable or
expedient to implement and/or to give effect to
the Depository Services under the Financial
Services Agreement and the transactions
contemplated thereto				Management	For	For
2		To approve the resolution on the adjustment of depreciation period on the Company's fixed assets		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	441,019	17-Nov-2011		20-Dec-2011
SEVERSTAL CHEREPOVETS METAL FACTORY JSC, CHEREPOVE
Security		818150302		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Dec-2011
ISIN		US8181503025		Agenda		703495932 - Management
Record Date		15-Nov-2011		Holding Recon Date		15-Nov-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		19-Dec-2011
SEDOL(s)		B1G4YH7 - B1HCJ19 - B549052		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Pay (announce) dividends for 9 months 2011
results in the amount of 3 rubles 36 kopecks per
one ordinary registered share. Form of the
dividend payment: bank transfer. Dividend
payment procedure: the dividends shall be
remitted to shareholders by means of bank
transfer into their bank accounts				Management	For	For
2		Approve the Charter of OAO Severstal in the new edition		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	25,825	10-Dec-2011		19-Dec-2011
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	1,048	10-Dec-2011		19-Dec-2011
TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE
Security		G87016146		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Dec-2011
ISIN		KYG870161463		Agenda		703509476 - Management
Record Date		29-Dec-2011		Holding Recon Date		29-Dec-2011
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		27-Dec-2011
SEDOL(s)		B02Y690 - B035G92 - B03H2Y5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1213/LTN20111213267.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To approve the Deposit Services under the Master Financial Services Agreement and the relevant proposed annual caps as set out in the Circular		Management	For	For
2	To approve the appointment of Mr. Kwok Hoi
Sing as an independent non-executive Director
until the conclusion of the annual general
meeting of the Company of 2012 subject to the
articles of association of the Company and the
Rules governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	25,000	15-Dec-2011		28-Dec-2011
K.S. OILS LTD
Security		Y4988F123		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Dec-2011
ISIN		INE727D01022		Agenda		703518906 - Management
Record Date				Holding Recon Date		19-Dec-2011
City /	Country	MORENA /	India	Vote Deadline Date		16-Dec-2011
SEDOL(s)		B03PY54		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited
Balance Sheet as at June 30, 2011, Profit and
Loss Account for the period April 1, 2010 to June
30, 2011 and the Reports of the Board of
Directors and Auditors thereon				Management	For	For
2		To appoint a Director in place of Mr. P.K. Mandloi, who retires by rotation and being eligible, offers him-self for re-appointment		Management	For	For
3		To appoint a Director in place of Dr. B.N. Singh, who retires by rotation and being eligible, offers him-self for re-appointment		Management	For	For
4	Resolved that M/s Haribhakti & Co., Chartered
Accountants, be and is hereby re-appointed as
the auditors of the Company, to hold office from
the conclusion of this Annual General Meeting
until the conclusion of the next Annual General
Meeting of the Company on such remuneration
as may be fixed by the Board of Directors of the
Company or any committee thereof				Management	For	For
5	Resolved that Dr. Arvind Pandalai, who was
appointed as an Additional Director of the
company during the year holds office till the date
of this Annual General Meeting, pursuant to
section 260 of the Companies Act, 1956, and in
respect of whom the company has received a
notice from a member under section 257 of the
Companies Act, 1956, proposing his candidature
for the office of Director, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
6	Resolved that in accordance with the provisions
of Sections 198, 309, 310 & 311 read with
Schedule XIII and other applicable provisions, if
any, of the Companies Act, 1956, or any
Statutory amendment or re-enactment thereof,
and subject to such other approvals, as may be
necessary, approval of the Members be and is
hereby accorded for the re-appointment of Mr.
Ramesh Chand Garg, as whole time director, for
a further period of 3 years w. e. f. June 25, 2011
on the remuneration and other terms and
conditions as set out in the explanatory statement
an annexed to the Notice convening this Meeting.
Resolved further that Board of Directors
(hereinafter referred to as "the Board" which term
shall be deemed to include any Committee of the
Board constituted to exercise its powers, CONTD				Management	For	For
CONT	CONTD including the powers conferred by this
Resolution) to alter and vary-the terms and
conditions and / or remuneration, subject to the
same not-exceeding the limits specified under
Schedule XIII to the Companies Act, 1956-or any
statutory modification(s) or re-enactment thereof.
Resolved further-that the remuneration
committee be and is hereby authorized to take all
such-steps as may be necessary, proper or
expedient to give effect to this-Resolution				Non-Voting
7	Resolved that in accordance with the provisions
of Sections 198, 309, 310 & 311 read with
Schedule XIII and other applicable provisions, if
any, of the Companies Act, 1956, or any
Statutory amendment or re-enactment thereof,
and subject to such other approvals, as may be
necessary, approval of the Company be and is
hereby accorded for the appointment of Mr.
Ramesh Chand Garg, as the Chairman &
Managing director, for a period of 3 years w. e. f.
September 26, 2011 on the remuneration and
other terms and conditions as set out in the
explanatory statement an annexed to the Notice
convening this Meeting. Resolved further that
Board of Directors (hereinafter referred to as "the
Board" which term shall be deemed to include
any Committee of the Board constituted to
exercise its powers, including the powers
conferred by this CONTD				Management	For	For
CONT	CONTD Resolution) to alter and vary the terms
and conditions and / or-remuneration, subject to
the same not exceeding the limits specified
under-Schedule XIII to the Companies Act, 1956
or any statutory modification(s) or-re-enactment
thereof. Resolved further that the remuneration
committee be and-is hereby authorized to take all
such steps as may be necessary, proper or-
expedient to give effect to this Resolution				Non-Voting
8	Resolved that in pursuant to the provisions of
Section 81(1A) and other applicable provisions of
the Companies Act, 1956 (including any statutory
modification(s) or re-enactment thereof) and
subject to all other applicable rules, regulations
and guidelines of the Securities and Exchange
Board of India ("SEBI"), the applicable provisions
of the Foreign Exchange Management Act, 1999
("FEMA"), Foreign Exchange Management
(Transfer or issue of Security by a Person
Resident Outside India) Regulations, 2000, Issue
of QIP (Qualified Institutions Placement) under
Chapter VIII of the Securities and Exchange
Board of India (Issue of Capital and Disclosure
Requirements) Regulations 2009 ("ICDR
Regulations"), the enabling provisions of the
Memorandum and Articles of Association of the
Company and the listing agreements entered into
CONTD				Management	For	For
CONT	CONTD by the Company with Stock Exchanges
where the shares of the Company are-listed, and
subject to all requisite approvals, consents,
permissions and/or-sanctions of SEBI, the Stock
Exchanges, Reserve Bank of India ("RBI"), the-
Department of Industrial Policy and Promotion,
Ministry of Commerce ("DIPP"),-the Foreign				Non-Voting			None
Investment Promotion Board ("FIPB"), and all
other authorities as-may be required, whether in
India or outside India, (hereinafter collectively-
referred to as "Appropriate Authorities"), and
subject to such conditions and-modifications as
may be prescribed or imposed by any one or
more of them-while granting any such approval,
consent, permission, and/or sanction-(hereinafter
referred to as "Requisite Approvals") and as
agreed to by the-Board of Directors of the
Company (hereinafter referred to as the "Board"-
CONTD
CONT	CONTD which term shall be deemed to include
any committee thereof which the-Board may
have constituted or may hereinafter constitute to
exercise its-powers including the powers
conferred by this resolution), the Board be and-
are hereby authorized at its absolute discretion to
create, offer, issue and-allot in one or more
tranches, in the course of domestic/international-
offerings to domestic/foreign investors/
institutional investors/foreign-institutional
investors, members, employees, non-resident
Indians, companies-or bodies corporate whether
incorporated in India or abroad, trusts, mutual-
funds, banks, financial institutions, insurance
companies, pension funds,-individuals or
otherwise, whether shareholders of the Company
or not, through-a public issue, rights issue,
preferential issue and/or private placement,-with
CONTD				Non-Voting
CONT	CONTD or without an over-allotment option,
equity shares and/or equity shares-through
Qualified Institutions Placement ("QIPs") and/or
any securities-convertible into equity shares at
the option of the Company and/or holder(s)-of the
securities and/or securities linked to equity
shares and/or securities-with warrants including
any instruments or securities representing either-
equity shares and/or convertible securities or
securities linked to equity-shares or securities
with equity shares or any securities other than-
warrants, which are convertible or exchangeable
with equity shares at a later-date or a
combination of the foregoing (hereinafter
collectively referred to-as "Securities"), secured
or unsecured, listed on any stock exchange in
India-or any international stock exchange outside
India, through an offer document-CONTD				Non-Voting
CONT	CONTD and/or prospectus and/or offer letter
and/or offering circular, and/or-listing particulars,
as the Board in its sole discretion may at any
time or-times hereafter decide, for an amount not
exceeding an aggregate of Rs 250-Crore
inclusive of such premium and on such terms and
conditions as the Board-may determine from time
to time. Resolved further that in case of any
equity-linked issue/offering, including without
limitation, any QIP offering, the-Board be and is
hereby authorised to issue and allot such number				Non-Voting			None
of equity-shares as may be required to be issued
and allotted upon conversion,-redemption or
cancellation of any QIPs referred to above or as
may be-required to be issued and allotted in
accordance with the terms of issue/-offering in
respect of the QIPs and such equity shares shall
rank pari-passu-with the CONTD
CONT	CONTD existing equity shares of the Company in
all respects. Resolved further-that the Company
and/or any entity, agency or body authorised
and/or-appointed by the Company, may issue
securities representing the underlying-QIPs
issued by the Company in negotiable registered
or bearer form with such-features and attributes
as are prevalent in international capital markets
for-instruments of this nature and to provide for
the tradability and free-transferability thereof as
per international practices and regulations-
(including listing on one or more stock
exchange(s) inside or outside India)-and under
the forms and practices prevalent in the
international market.-Resolved further that for the
purpose of giving effect to any offer, issue or-
allotment of Equity Shares or Securities or
instruments representing the-same, as CONTD				Non-Voting
CONT	CONTD described above, the Board, where
required in consultation with the-Merchant
Bankers and/or other Advisors, be and is hereby
authorized on behalf-of the Company, to do all
such acts, deeds, matters and things as it may,
in-its absolute discretion, deem necessary or
desirable for such purpose,-including but not
limited to the selection of QIBs to whom the
Securities are-to be offered, issued and allotted,
and matters related thereto, and with-power on
behalf of the Company to settle all questions,
difficulties or-doubts that may arise in regard to
such issue(s) or allotment(s) as it may,-in its
absolute discretion, deem fit. Resolved further
that for the purpose-of giving effect to the above,
the Board, in consultation with the Merchant-
Banker , lead managers, underwriters, advisors
and/or other persons as-appointed CONTD				Non-Voting
CONT	CONTD by the Company, be and is hereby
authorised to determine the form,-terms and
timing of the issue(s)/offering(s) of the QIPs to be
allotted,-issue price, face value, number of equity
shares or other securities upon-conversion or
redemption or cancellation of the QIPs, the price,
premium or-discount on issue/conversion of
securities, rate of interest, period of-conversion,
listing on one or more stock exchanges in India
and/or abroad and-fixing of record date or book
closure, and related or incidental matters, as-the
Board in its absolute discretion may deem fit and
accept any-modifications in the proposal as may
be required by the authorities in such-issues in
India and/or abroad. Resolved further that the
relevant date for-determining the pricing of the
Securities issued pursuant to QIP means the-
date of the CONTD				Non-Voting
CONT	CONTD meeting in which the Board of the
Company or the Committee of Directors-duly
authorised by the Board of the Company decide
to open the proposed-issue. Resolved further that
these Securities as are not subscribed, may be-
disposed off by the Board in its absolute
discretion in such a manner, as the-Board may
deem fit and as permissible by law. Resolved
further that for the-purpose of giving effect to the
above resolution, the Board be authorized on-
behalf of the Company to take all such actions
and to do all such deeds,-matters and things as it
may, in its absolute discretion, deem necessary,-
desirable or expedient to the issue and allotment
of the aforesaid Securities-and equity shares and
listing thereof with the stock exchange(s) where
the-Company's shares are listed and to resolve
and settle all questions and CONTD				Non-Voting
CONT	CONTD difficulties that may arise from time to
time in relation to the-proposed issue, offer and
allotment of any of the aforesaid Securities,-
utilisations of the issue proceeds and to do all
acts, deeds and things in-connection therewith
and incidental thereto as the Board may in its
absolute-discretion deem fit, without being
required to seek any further consent or-approval
of the shareholders or otherwise to the end and
intent that they-shall be deemed to have given
their approval thereto expressly by the-authority
of this resolution. Resolved further that the Board
be and is-hereby authorized to delegate all or any
of the powers conferred by this-resolution, to any
Committee of Directors or the Chairman or any
other-Director(s) or officer(s) of the Company (as
it may consider appropriate) to-give effect to the
aforesaid resolutions				Non-Voting
9	Resolved that Mr. Davesh Agarwal, who was
appointed as an Additional Director of the
company during the year holds office till the date
of this Annual General Meeting, pursuant to
section 260 of the Companies Act, 1956, and in
respect of whom the company has received a
notice from a member under section 257 of the
Companies Act, 1956, proposing his candidature
for the office of Director, be and is hereby
appointed as a Director of the Company, liable to
retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	334,110	23-Dec-2011		23-Dec-2011
MUNDRA PORT AND SPECIAL ECONOMIC ZONE LTD, AHMEDAB
Security		Y61448117		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		31-Dec-2011
ISIN		INE742F01042		Agenda		703480905 - Management
Record Date				Holding Recon Date		29-Dec-2011
City /	Country	AHMEDABAD /	India	Vote Deadline Date		21-Dec-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved That pursuant to the provisions of
Section 21 and all other applicable provisions of
the Companies Act, 1956 (including any statutory
modification(s) or re-enactment thereof, for the
time being in force) and subject to the approval of
the Central Government, consent of the
Company be and is hereby granted for changing
the name of the Company from Mundra Port and
Special Economic Zone Limited to Adani Ports
and Special Economic Zone Limited. Resolved
Further That the name Mundra Port and Special
Economic Zone Limited wherever it appears in
the Memorandum and Articles of Association of
the Company or elsewhere, shall be amended to
read as Adani Ports and Special Economic Zone
Limited. Resolved Further That the Board or
Committee thereof/persons authorized by the
Board be and is/are hereby authorized to do all
such CONTD				Management	For	For
CONT		CONTD acts, deeds and things as may be necessary, expedient and desirable for-the purpose of giving effect to this resolution		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	529,450	03-Dec-2011		28-Dec-2011
STERLING INTERNATIONAL ENTERPRISES LTD
Security		Y8971C120		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-Dec-2011
ISIN		INE696C01021		Agenda		703515265 - Management
Record Date				Holding Recon Date		16-Dec-2011
City /	Country	MUMBAI /	India	Vote Deadline Date		23-Dec-2011
SEDOL(s)		B0MW2H4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at 30th June, 2011 and the
Profit and Loss Account for the year ended on
that date along with the reports of the Board of
Directors and Auditors thereon				Management	For	For
2		To appoint a director in place of Shri Ramani Iyer, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a director in place of Shri Ronald D'souza, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint Auditors to hold office from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting and to fix their remuneration		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	4,996	17-Dec-2011		23-Dec-2011
AMTEK AUTO LTD
Security		Y0124E137		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-Dec-2011
ISIN		INE130C01021		Agenda		703516926 - Management
Record Date				Holding Recon Date		27-Dec-2011
City /	Country	MEWAT /	India	Vote Deadline Date		22-Dec-2011
SEDOL(s)		B02ZJ27 - B0YK566		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at 30th June
2011, the Audited Profit and Loss Account for the
year ended on that date together with the reports
of the Board of Directors and the Auditors
thereon				Management	For	For
2		To appoint a Director in place of Mr. Arvind Dham, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. John Flintham, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To declare dividend		Management	For	For
5		To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	203,412	20-Dec-2011		20-Dec-2011
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
Security		Y15045100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		05-Jan-2012
ISIN		CNE1000002N9		Agenda		703454429 - Management
Record Date		05-Dec-2011		Holding Recon Date		05-Dec-2011
City /	Country	BEIJING /	China	Vote Deadline Date		22-Dec-2011
SEDOL(s)		B0Y91C1 - B11X6G2 - B127737		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111117/LTN20111117253.pdf		Non-Voting
1		To consider and approve the remuneration of directors and supervisors of the Company for the three year term from 15 November 2011 to 14 November 2014		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	24,000	18-Nov-2011		23-Dec-2011
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	600,508	18-Nov-2011		23-Dec-2011
BANK OF CHINA LTD, BEIJING
Security		Y0698A107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		06-Jan-2012
ISIN		CNE1000001Z5		Agenda		703455609 - Management
Record Date		06-Dec-2011		Holding Recon Date		06-Dec-2011
City /	Country	BEIJING /	China	Vote Deadline Date		27-Dec-2011
SEDOL(s)		B154564 - B15ZP90 - B15ZV58		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 20111117/LTN20111117510.pdf		Non-Voting
1		To consider and approve the Remuneration Plan for the Chairman, Executive Directors, Chairman of Board of Supervisors and Shareholder Representative Supervisors of 2010		Management	For	For
2		To consider and approve the proposal in relation to the election of Mr. WANG Yongli as Executive Director of the Bank		Management	For	For
3		To consider and approve the proposal in relation to the amendment of Article 134 of the Articles of Association of the Bank		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ARTICLE NUMBER IN
RESOLU-TION 3. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROX-Y FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	813,623	19-Nov-2011		28-Dec-2011
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	372,079	19-Nov-2011		28-Dec-2011
CENTRAL BANK OF INDIA, MUMBAI
Security		Y1243T104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-Jan-2012
ISIN		INE483A01010		Agenda		703533756 - Management
Record Date				Holding Recon Date		04-Jan-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		30-Dec-2011
SEDOL(s)		B236VP0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT ALTHOUGH THERE ARE
4 CANDIDATES TO BE ELECTED AS
DIRECTORS, T-HERE ARE ONLY 2
VACANCIES AVAILABLE TO BE FILLED AT
THE MEETING. THE STANDING-
INSTRUCTIONS FOR THIS MEETING WILL BE
DISABLED AND, IF YOU CHOOSE, YOU ARE
REQ-UIRED TO VOTE FOR ONLY 2 OF THE 4
DIRECTORS. THANK YOU				Non-Voting
1.1	Resolved that Shri Chandra Prakash Swarnkar
director elected from amongst shareholders other
than the Central Government pursuant to Section
9(3)(i) of the Act read with relevant Scheme,
Regulations made thereunder and RBI
Notification, be and is hereby appointed as
Director of the Bank and that he shall assume
office from date on which he is elected/deemed
to be elected and shall hold office until the
completion of a period of Three years from the
date of such assumption				Management	For	For
1.2	Resolved that Shri Anil Khandelwal director
elected from amongst shareholders other than
the Central Government pursuant to Section
9(3)(i) of the Act read with relevant Scheme,
Regulations made thereunder and RBI
Notification, be and is hereby appointed as
Director of the Bank and that he shall assume
office from date on which he is elected/deemed
to be elected and shall hold office until the
completion of a period of Three years from the
date of such assumption				Management	For	For
1.3	Resolved that Shri Brijlal Kshatriya director
elected from amongst shareholders other than
the Central Government pursuant to Section
9(3)(i) of the Act read with relevant Scheme,
Regulations made thereunder and RBI
Notification, be and is hereby appointed as
Director of the Bank and that he shall assume
office from date on which he is elected/deemed
to be elected and shall hold office until the
completion of a period of Three years from the
date of such assumption				Management	None	None
1.4	Resolved that Prof. Narayanaswamy
Balakrishnan director elected from amongst
shareholders other than the Central Government
pursuant to Section 9(3)(i) of the Act read with
relevant Scheme, Regulations made thereunder
and RBI Notification, be and is hereby appointed
as Director of the Bank and that he shall assume
office from date on which he is elected/deemed
to be elected and shall hold office until the
completion of a period of Three years from the
date of such assumption				Management	None	None
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 919050 DUE TO
RECEIPT OF D-IRECTORS NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED-AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	212,357	29-Dec-2011		30-Dec-2011
PATNI COMPUTER SYSTEMS LIMITED
Security		703248203		Meeting Type		Annual
Ticker Symbol		PTI		Meeting Date		09-Jan-2012
ISIN		US7032482033		Agenda		933535570 - Management
Record Date		05-Dec-2011		Holding Recon Date		05-Dec-2011
City /	Country	/	United States	Vote Deadline Date		29-Dec-2011
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01	VOLUNTARY DELISTING OF THE (A) SHARES
OF COMPANY FROM THE BOMBAY STOCK
EXCHANGE LIMITED AND THE NATIONAL
STOCK EXCHANGE OF INDIA LIMITED; AND
(B) THE AMERICAN DEPOSITARY SHARES OF
THE COMPANY FROM THE NEW YORK
STOCK EXCHANGE				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	1,407	09-Dec-2011		09-Dec-2011
TOP GLOVE CORP BERHAD
Security		Y88965101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Jan-2012
ISIN		MYL7113OO003		Agenda		703449391 - Management
Record Date				Holding Recon Date		06-Jan-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		03-Jan-2012
SEDOL(s)		6341394 - B05L892 - B1VK2Q5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To approve the declaration of a Single Tier Final Dividend of 12% (net 6 sen per share) for the financial year ended 31 August 2011		Management	For	For
2		To approve the payment of Directors' Fees for the financial year ended 31 August 2011		Management	For	For
3		To re-elect Puan Sri Tong Siew Bee as a Director who retire pursuant to Article 94 of the Company's Articles of Association and being eligible, have offered himself for re-election		Management	For	For
4		To re-elect Mr. Lee Kim Meow as a Director who retire pursuant to Article 94 of the Company's Articles of Association and being eligible, have offered himself for re-election		Management	For	For
5		To re-elect Mr. Lim Cheong Guan as a Director who retire pursuant to Article 94 of the Company's Articles of Association and being eligible, have offered himself for re-election		Management	For	For
6		To re-elect Mr. Lim Han Boon who retire pursuant to Article 100 of the Company's Articles of Association and being eligible, has offered himself for re-election		Management	For	For
7	That the following Director who have attained the
age of over seventy (70) years, be and are
hereby re-appointed as a Director of the
Company and to hold office until the conclusion
of the next Annual General Meeting: Tan Sri
Dato' Seri Arshad Bin Ayub				Management	For	For
8	That the following Director who have attained the
age of over seventy (70) years, be and are
hereby re-appointed as a Director of the
Company and to hold office until the conclusion
of the next Annual General Meeting: Mr.
Sekarajasekaran A/L Arasaratnam				Management	For	For
9	That the following Director who have attained the
age of over seventy (70) years, be and are
hereby re-appointed as a Director of the
Company and to hold office until the conclusion
of the next Annual General Meeting: Tan Sri
Dato' Dr. Lin See Yan				Management	For	For
10		To re-appoint Messrs. Ernst & Young as Auditors of the Company until the conclusion of the next Annual General Meeting and to authorize the Directors to fix their remuneration		Management	For	For
11		Authority To Issue Shares Pursuant To Section 132D Of The Companies Act, 1965		Management	For	For
12		Proposed Renewal of Authority For Share Buy- Back		Management	For	For
13		Proposed Amendments to the Bye-Laws of the Employees Share Option Scheme (ESOS)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	8,000	16-Nov-2011		04-Jan-2012
EMBRAER - EMPRESA BRASILEIRA DE AERONAUTICA SA, SA
Security		P3700H201		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		10-Jan-2012
ISIN		BREMBRACNOR4		Agenda		703507523 - Management
Record Date				Holding Recon Date		06-Jan-2012
City /	Country	SAO JOSE DOS CAMPOS /	Brazil	Vote Deadline Date		03-Jan-2012
SEDOL(s)		B16FPG6 - B16S0Y8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1.A	In relation to the corporate bylaws, amendment of
the main part, paragraph 1 and paragraph 2, and
the inclusion of paragraph 3 and paragraph 4 in
article 34 and its paragraphs, to change the
name of the risk committee to the audit and risk
committee, establishing that it will perform both
the activities of the current risk committee and
the duties of the current bylaws audit committee,
in accordance with CVM instruction 509 of
November 16, 2011, as well as those described
in the current paragraph 4 of article 43 of the
corporate bylaws, with the consequent exclusion
of the latter, and the exclusion of paragraph 3
from article 41 and renumbering of the
subsequent paragraphs, with the amendment of
the wording of the renumbered paragraph 5				Management	For	For
1.B	In relation to the corporate bylaws, adaptation of
the corporate bylaws to the new minimum
clauses of the BM and Fbovespa Novo Mercado
listing regulations, with the i. inclusion of a
paragraph 2 in article 1, renumbering the current
sole paragraph to be paragraph 1, ii. amendment
of part i of article 12, iii. amendment of part vi of
article 18, iv. amendment of paragraph 5 and
inclusion of paragraph 6 in article 27, v.
amendment of part xxv and inclusion of a new
part xxvi in article 33, with the renumbering of the
subsequent parts, vi. amendment of part i of
article 12, vii. amendment of article 56 and its
paragraphs 1 and 2, viii. amendment of the main
part and lines a and b and the inclusion of a line c
in article 57, CONTD				Management	For	For
CONT	CONTD ix. exclusion of paragraphs 2 and 3 from
article 58, renumbering paragra-ph 1 as the sole
paragraph, x. amendment of the main part of
article 59, as we-ll as of its item ii, xi. inclusion of
new articles 60 and 61 and renumbering-the
subsequent articles, xii. inclusion of a new article
64 and renumbering ar-ticle 65				Non-Voting
1.C	In relation to the corporate bylaws, amendment of
the main part of article 27, to exclude the
requirement that a member of the board of
directors be a shareholder, in accordance with
the amendment of law number 6,404.76				Management	For	For
1.D		In relation to the corporate bylaws, restatement of the corporate bylaws of the company		Management	For	For
2		Amendment to clauses 6.1 and 7.1 of the stock option program, in relation to the vesting periods and to the period for exercising such option		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN TEXT OF RESOLUTION
1.B. I-F YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	525,346	13-Dec-2011		04-Jan-2012
EMBRAER S.A
Security		29082A107		Meeting Type		Special
Ticker Symbol		ERJ		Meeting Date		10-Jan-2012
ISIN		US29082A1079		Agenda		933539617 - Management
Record Date		19-Dec-2011		Holding Recon Date		19-Dec-2011
City /	Country	/	United States	Vote Deadline Date		05-Jan-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01	WITH RESPECT TO BY-LAWS OF COMPANY:
A) AMENDMENT TO SECTION 34, INCLUDING
PARAGRAPHS 1 & 2, AND ADDITION OF
PARAGRAPH 3 TO THIS SECTION; B)
ADJUSTMENT OF BY-LAWS TO THE NEW
MINIMUM PROVISIONS REQUIRED BY THE
NEW MARKET LISTING REGULATIONS OF
BM&FBOVESPA; C) AMENDMENT TO
WORDING OF SECTION 27; D)
RESTATEMENT OF BY-LAWS OF COMPANY,
ALL AS MORE FULLY DESCRIBED IN THE
PROXY STATEMENT				Management	For	Against
02		THE AMENDMENT TO SECTIONS 6.1. AND 7.1 OF THE COMPANY'S STOCK OPTION PLAN, WITH RESPECT TO THE TIME LIMITS APPLICABLE TO VESTING OF RIGHTS AND EXERCISE OF OPTIONS		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	000EGShares Industrials GEMS ETF	THE BANK OF NEW YORK MELLON	1,101	24-Dec-2011		24-Dec-2011
ALSTOM PROJECTS INDIA LTD
Security		Y0003P112		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		12-Jan-2012
ISIN		INE878A01011		Agenda		703521408 - Management
Record Date				Holding Recon Date		10-Jan-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		04-Jan-2012
SEDOL(s)		6230834 - B01YV07		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION 1. THANK YOU		Non-Voting
1	For the purpose of considering, and if thought fit,
approving, with or without modification(s),
Scheme of Amalgamation amongst ALSTOM
Holdings (India) Limited and ALSTOM Projects
India Limited and their respective shareholders
(the "Scheme"), and at such meeting and at any
adjournment or adjournments thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	40,935	27-Dec-2011		11-Jan-2012
CHINA RAILWAY CONSTRUCTION CORPORATION LTD
Security		Y1508P110		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		13-Jan-2012
ISIN		CNE100000981		Agenda		703472150 - Management
Record Date		13-Dec-2011		Holding Recon Date		13-Dec-2011
City /	Country	BEIJING /	China	Vote Deadline Date		04-Jan-2012
SEDOL(s)		B2PFVH7 - B2Q4J02 - B2RJ1K0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1128/LTN20111128008.pdf		Non-Voting
1		To consider and approve the appointment of internal control auditors for 2011		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	24,500	29-Nov-2011		05-Jan-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	497,503	29-Nov-2011		05-Jan-2012
CHINA CONSTRUCTION BANK CORPORATION, BEIJING
Security		Y1397N101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Jan-2012
ISIN		CNE1000002H1		Agenda		703478936 - Management
Record Date		15-Dec-2011		Holding Recon Date		15-Dec-2011
City /	Country	BEIJING /	China	Vote Deadline Date		05-Jan-2012
SEDOL(s)		B0LMTQ3 - B0N9XH1 - B0YK577		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1130/LTN20111130183.pdf		Non-Voting
1		Election of Mr. Wang Hongzhang as the executive director of the bank		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	809,350	01-Dec-2011		06-Jan-2012
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	278,100	01-Dec-2011		06-Jan-2012
AGRICULTURAL BANK OF CHINA
Security		Y00289119		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Jan-2012
ISIN		CNE100000Q43		Agenda		703480133 - Management
Record Date		16-Dec-2011		Holding Recon Date		16-Dec-2011
City /	Country	BEIJING /	China	Vote Deadline Date		05-Jan-2012
SEDOL(s)		B3ZWR55 - B40LSC8 - B60LZR6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1130/LTN20111130455.pdf		Non-Voting
1		Election of Mr. Jiang Chaoliang as an executive director of the Bank		Management	For	For
2		Election of Mr. Zhang Yun as an executive director of the Bank		Management	For	For
3		Election of Mr. Yang Kun as an executive director of the Bank		Management	For	For
4		Election of Mr. Anthony Wu Ting-yuk as an independent non-executive director of the Bank		Management	For	For
5		Election of Mr. Qiu Dong as an independent non- executive director of the Bank		Management	For	For
6		Election of Mr. Lin Damao as a nonexecutive director of the Bank		Management	For	For
7		Election of Mr. Shen Bingxi as a nonexecutive director of the Bank		Management	For	For
8		Election of Mr. Cheng Fengchao as a nonexecutive director of the Bank		Management	For	For
9		Election of Mr. Zhao Chao as a nonexecutive director of the Bank		Management	For	For
10		Election of Mr. Xiao Shusheng as a nonexecutive director of the Bank		Management	For	For
11		Election of Mr. Che Yingxin as a shareholder representative supervisor of the Bank		Management	For	For
12		Election of Mr. Liu Hong as a shareholder representative supervisor of the Bank		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	155,000	02-Dec-2011		06-Jan-2012
GREAT WALL MOTOR CO LTD
Security		Y2882P106		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		16-Jan-2012
ISIN		CNE100000338		Agenda		703480157 - Management
Record Date		16-Dec-2011		Holding Recon Date		16-Dec-2011
City /	Country	HEBEI PROVINCE /	China	Vote Deadline Date		05-Jan-2012
SEDOL(s)		6718255 - B01XL04 - B1BJQS2 - B4MLS82		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1130/LTN20111130658.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1	That the board of directors of the Company (the
"Board") be and is hereby authorised to
repurchase H shares of the Company subject to
the following conditions: (a) subject to paragraph
(b) and (c) below, the exercise by the Board
during the Relevant Period (as defined in
paragraph (d) below) of all the powers of the
Company to purchase H shares of RMB1 each of
the Company in issue and listed on The Stock
Exchange of Hong Kong Limited (the "Stock
Exchange"), subject to and in accordance with all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory
body of securities in the People's Republic of
China (the "PRC"), the Stock Exchange, the
Shanghai Stock Exchange or any other
governmental or regulatory body be and is
hereby approved; (b) the aggregate nominal
amount of H shares of the CONTD				Management	For	For
CONT	CONTD Company authorised to be purchased
pursuant to the approval in-paragraph (a) above
during the Relevant Period shall not exceed 10%
of the-number of H shares in issue of the
Company as at the date of the passing of-this
resolution and the passing of the relevant
resolutions at the-extraordinary general meeting
for holders of shares of the Company and the-
class meeting for holders of A shares of the
Company (the "A Shareholders'-Class Meeting");
and (c) the approval in paragraph (a) above shall
be-conditional upon: the passing of a special
resolution in the same terms as-the resolution set
out in this paragraph (except for this
subparagraph (c) at-the extraordinary general
meeting for holders of the shares of the Company
to-be held on Monday, 16 January 2012 (or on
such adjourned date as may be-applicable); and
the A CONTD				Non-Voting
CONT	CONTD Shareholders' Class Meeting to be held
on Monday, 16 January 2012 (or-on such
adjourned date as may be applicable); (d) for the
purpose of this-special resolution, "Relevant
Period" means the period from the passing of-this
special resolution until whichever is the earlier of:
(i) the conclusion-of the annual general meeting
of the Company for 2012; (ii) the expiration of-a
period of twelve months following the passing of
this special resolution at-the extraordinary
general meeting for holders of shares of the
Company, the A-Shareholders' Class Meeting
and the H shareholders' class meeting; or (iii)-the
date on which the authority conferred by this
special resolution is-revoked or varied by a
special resolution of shareholders at a general-
meeting, or by a special resolution of
shareholders at a class meeting of A-CONTD				Non-Voting
CONT	CONTD shareholders or a class meeting of H
shareholders of the Company; (e)-subject to the
approval of all relevant government authorities in
the PRC for-the repurchase of such H shares of
the Company being granted, the Board be-and is
hereby authorised to: (i) execute all such
documents and do all such-acts and things and
to sign all documents and to take any steps as
they-consider desirable, necessary or expedient
in connection with and to give-effect to the
repurchase of H shares contemplated under
paragraph (a) above-in accordance with the
applicable laws, rules and regulations; and (ii)
make-amendments to the Articles of Association
of the Company as deemed-appropriate by the
Board so as to reduce the registered capital of
the-Company and reflect the new capital
structure of the Company and to make-related
statutory CONTD				Non-Voting
CONT		CONTD registration and filing procedures		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	5,000	02-Dec-2011		06-Jan-2012
GREAT WALL MOTOR CO LTD
Security		Y2882P106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Jan-2012
ISIN		CNE100000338		Agenda		703480169 - Management
Record Date		16-Dec-2011		Holding Recon Date		16-Dec-2011
City /	Country	HEBEI PROVINCE /	China	Vote Deadline Date		05-Jan-2012
SEDOL(s)		6718255 - B01XL04 - B1BJQS2 - B4MLS82		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1130/LTN20111130656.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1	That the utilization of all the unallocated net
proceeds raised from the A Share Offering (as
defined in the Company's circular dated 30
November 2011) ("Surplus Proceeds"), being
approximately RMB728,508,269 standing in the
balance of the Company's designated account as
of 28 November 2011, and all the interests
accrued on the Surplus Proceeds, to supplement
the working capital of the Company and THAT
the withdrawal of all the Surplus Proceeds and all
the interests accrued on the Surplus Proceeds
will be withdrawn from the special account for
surplus proceeds with the Bank of China, Yuehua
sub-branch in Baoding, the PRC to supplement
the Company's working capital for the payment of
the Company's bills payable due in the first
quarter of 2012 as specified be and is hereby
approved				Management	For	For
2	That Article 181 of the articles of association of
the Company which reads as follows: "The
financial statements of the Company shall be
prepared in accordance with the PRC accounting
standards and legal requirements as well as the
international accounting standards or the local
accounting standards of the place where the
Company is listed. Any significant discrepancies
between the financial statements prepared in
accordance with the two sets of accounting
standards shall be explicitly stated in the notes to
the financial statements. Profit distribution of the
Company for a particular financial year shall be
based on the lesser of the profit after taxation
stated in the two sets of financial statements.
Interim results or financial information published
or disclosed by the Company shall be prepared in
accordance with the CONTD				Management	For	For
CONT	CONTD PRC accounting standards and legal
requirements as well as-international accounting
standards or local accounting standards of the
place-where the Company is listed." be and is
hereby amended to read as follows:-"The
financial statements of the Company shall be
prepared in accordance with-the PRC accounting
standards and legal requirements. Besides, the
Company may-also adopt the international
accounting standards or the local accounting-
standards of the place where the Company is
listed to prepare its financial-statements if
deemed necessary by the Company. Any
significant discrepancies-between the financial
statements prepared in accordance with the two
sets of-accounting standards shall be explicitly
stated in the notes to the financial-statements.
Profit distribution of the Company for a particular
financial-CONTD				Non-Voting
CONT	CONTD year shall be based on the lesser of the
profit after taxation stated-in the two sets of
financial statements. Interim results or financial-
information published or disclosed by the
Company shall be prepared in-accordance with
the PRC accounting standards and legal
requirements. Besides,-the Company may also
adopt the international accounting standards or
the-local accounting standards of the place
where the Company is listed if deemed-
necessary by the Company				Non-Voting
3	That the board of directors of the Company (the
"Board") be and is hereby authorised to
repurchase H shares of the Company subject to
the following conditions: (a) subject to paragraph
(b) and (c) below, the exercise by the Board
during the Relevant Period (as defined in
paragraph (d) below) of all the powers of the
Company to purchase H shares of RMB1 each of
the Company in issue and listed on The Stock
Exchange of Hong Kong Limited (the "Stock
Exchange"), subject to and in accordance with all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory
body of securities in the People's Republic of
China (the "PRC"), the Stock Exchange, the
Shanghai Stock Exchange or any other
governmental or regulatory body be and is
hereby approved; (b) the aggregate nominal
amount of H shares of the CONTD				Management	For	For
CONT	CONTD Company authorised to be purchased
pursuant to the approval in-paragraph (a) above
during the Relevant Period shall not exceed 10%
of the-number of H shares in issue of the
Company as at the date of the passing of-this
resolution and the passing of the relevant
resolutions at the class-meetings of shareholders
of the Company; and (c) the approval in
paragraph-(a) above shall be conditional upon:
the passing of a special resolution in-the same
terms as the resolution set out in this paragraph
(except for this-subparagraph (c) at the class				Non-Voting			None
meeting for holders of A shares of the Company-
to be held on Monday, 16 January 2012 (or on
such adjourned date as may be-applicable); and
the class meeting for holders of H shares of the
Company to-be held on Monday, 16 January
2012 (or on such adjourned date as may be-
applicable CONTD
CONT	CONTD ); (d) for the purpose of this special
resolution, "Relevant Period"-means the period
from the passing of this special resolution until
whichever-is the earlier of: (i) the conclusion of
the annual general meeting of the-Company for
2012; (ii) the expiration of a period of twelve
months following-the passing of this special
resolution at the EGM, the class meeting for-
holders of A shares of the Company and the
class meeting for holders of H-shares of the
Company; or (iii) the date on which the authority
conferred by-this special resolution is revoked or
varied by a special resolution of-shareholders at
a general meeting, or by a special resolution of
shareholders-at a class meeting of A
shareholders or a class meeting of H
shareholders of-the Company; (e) subject to the
approval of all relevant government CONTD				Non-Voting
CONT	CONTD authorities in the PRC for the repurchase
of such H shares of the-Company being granted,
the Board be and is hereby authorised to: (i)
execute-all such documents and do all such acts
and things and to sign all documents-and to take
any steps as they consider desirable, necessary
or expedient in-connection with and to give effect
to the repurchase of H shares contemplated-
under paragraph (a) above in accordance with
the applicable laws, rules and-regulations; and (ii)
make amendments to the Articles of Association
of the-Company as deemed appropriate by the
Board so as to reduce the registered-capital of
the Company and reflect the new capital
structure of the Company-and to make related
statutory registration and filing procedures				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	5,000	02-Dec-2011		06-Jan-2012
CCR SA, SAO PAULO
Security		P1413U105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Jan-2012
ISIN		BRCCROACNOR2		Agenda		703533491 - Management
Record Date				Holding Recon Date		12-Jan-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		10-Jan-2012
SEDOL(s)		2840970 - B06M3P5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
I	An addition to the corporate purpose of the
company to include conducting activities in the
airport infrastructure sector and, as a
consequence, to amend article 5 of the corporate
bylaws of the company				Management	For	For
II	Approval of the purchase of equity interests held
by the Andrade Gutierrez and Camargo Correa
Groups, both of which are controlling
shareholders of the company, in the special
purpose companies that participate in airport
infrastructure concessions and companies
related directly and indirectly to the operation of
the respective airport infrastructures, which are
divided into three projects in reference to the
international airports of Quito, In Ecuador, and of
San Jose, In Costa Rico, Andrade Gutierrez
Group, and in Curacao, Camargo Correa Group,
from here onwards the assets, and the signing of
the respective definitive documents, as well as of
the valuation report and related documents, with
the controlling shareholders who currently own
the assets declaring themselves to be
disqualified from voting in relation to this matter				Management	For	For
PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF COMMENT. IF YOU
HAVE ALR-EADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECID-E TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	492,928	28-Dec-2011		12-Jan-2012
MPHASIS LTD
Security		Y6144V108		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		17-Jan-2012
ISIN		INE356A01018		Agenda		703520583 - Management
Record Date		09-Dec-2011		Holding Recon Date		09-Dec-2011
City /	Country	TBD /	India	Vote Deadline Date		27-Dec-2011
SEDOL(s)		6151593 - B3BJ3X0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 933905 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Special resolutions for formulation of Mphasis Employees Stock Option Plan 2012 (ESOP 2012)		Management	For	For
2		Special resolution for grant of stock option under Mphasis Employees Stock Option Plan 2012 to eligible employees of the subsidiary companies		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-1. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	2,624	24-Dec-2011		27-Dec-2011
CHAROEN POKPHAND FOODS PUBLIC CO LTD
Security		Y1296K117		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		18-Jan-2012
ISIN		TH0101010Z14		Agenda		703471069 - Management
Record Date		20-Dec-2011		Holding Recon Date		20-Dec-2011
City /	Country	NONTHABURI /	Thailand	Vote Deadline Date		16-Jan-2012
SEDOL(s)		6410852 - B05MWQ0 - B05PCC5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Consideration and adoption of the minutes of the annual general shareholders' meeting no. 1/2011		Management	For	For
2	Consideration and approval of the purchase of
shares in C.P. Pokphand co. Ltd., a company
whose shares are listed with Hong Kong Stock
Exchanges and Clearing Limited, which is
regarded as an entry into a connected
transaction under the relevant notifications of the
Capital Market Advisory Board and the Stock
Exchange of Thailand				Management	For	For
3	Consideration and approval of the reduction of
the registered capital of the company in the
amount of 686,726,174 Baht, from 8,206,664,000
Baht to 7,519,937,826 Baht by cancelling
686,726,174 authorized but unissued shares of
the company with a par value of 1 Baht per share				Management	For	For
4		Consideration and approval of the amendment to clause 4 of the memorandum of association to be in line with the reduction of the registered capital of the company		Management	For	For
5	Consideration and approval of the increase of the
registered capital of the company in the amount
of 694,004,106 Baht, from 7,519,937,826 Baht to
8,213,941,932 Baht by issuing 694,004,106 new
ordinary shares with a par value of 1 Baht per
share				Management	For	For
6		Consideration and approval of the amendment to clause 4 of the memorandum of association to be in line with the increase of the registered capital of the company		Management	For	For
7	Consideration and approval of the allocation of
the newly issued ordinary shares of the company
to oriental success international limited, which is
regarded as a connected transaction under the
relevant notifications of the Capital Market
Advisory Board and the Stock Exchange of
Thailand				Management	For	For
8		Consideration and approval of the increase of debenture issuance amount		Management	For	For
9		Response to the queries		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	25,200	26-Nov-2011		16-Jan-2012
DEWAN HOUSING FINANCE CORPORATION LTD
Security		Y2055V112		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		18-Jan-2012
ISIN		INE202B01012		Agenda		703519453 - Management
Record Date		09-Dec-2011		Holding Recon Date		09-Dec-2011
City /	Country	TBD /	India	Vote Deadline Date		26-Dec-2011
SEDOL(s)		6727585		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 934078 DUE TO
RECEIPT OF A-CTUAL RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGAR-DED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Issue of Equity Shares of the Company and/or
other securities in the form of
QIPs/ADRs/GDRs/FCCBs and/or any other
securities convertible into equity shares and /or
Rights Issue or any combination pursuant to
section 81 and 81(1A) of the Companies Act,
1956				Management	For	For
2		Increase in the limit of shareholding by registered Foreign Institutional Investors ("First") from 49% to 60% of the paid up capital of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	76,392	23-Dec-2011		26-Dec-2011
BHARAT PETROLEUM CORP LTD
Security		Y0882Z116		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		19-Jan-2012
ISIN		INE029A01011		Agenda		703516267 - Management
Record Date		02-Dec-2011		Holding Recon Date		02-Dec-2011
City /	Country	TBD /	India	Vote Deadline Date		12-Jan-2012
SEDOL(s)		6099723		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Ordinary Resolution Under Section 293 (1)(d)/(a) of the Companies Act 1956, for increase in the borrowing powers of the Company and creation/providing of security		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS ENERGY MAURITIUS	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	17,100	20-Dec-2011		12-Jan-2012
UNITED SPIRITS LTD
Security		Y92311102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		20-Jan-2012
ISIN		INE854D01016		Agenda		703522044 - Management
Record Date				Holding Recon Date		18-Jan-2012
City /	Country	BANGALORE /	India	Vote Deadline Date		10-Jan-2012
SEDOL(s)		6576992 - B05MTH0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that in accordance with the provisions
of Section 81(1A) and other applicable
provisions, if any, of the Companies Act, 1956 as
also of any other applicable laws, rules,
regulations, (including any amendment thereto or
re-enactment thereof for the time being in force)
and subject to all other applicable Rules,
Regulation and Guidelines of the Securities and
Exchange Board of India ("SEBI"), the applicable
provisions of Foreign Exchange Management
Act, 1999 ("FEMA"), Foreign Exchange
Management (Transfer or issue of Security by a
Person Resident Outside India) Regulation,
2000, Issue of Foreign Currency Convertible
Bonds and Ordinary Shares (Through Depositary
Receipt Mechanism), Scheme, 1993 and in
accordance with the rules, regulations,
guidelines, policies, notifications, circulars &
clarifications issued / to CONTD				Management	For	For
CONT	CONTD be issued thereon by the Government of
India ("GOI"), Reserve Bank of-India ("RBI"),
Securities and Exchange Board of India ("SEBI"),
the-Department of Industrial Policy and
Promotion, Ministry of Commerce ("DIPP"),-the
Foreign Investment Promotion Board ("FIPB"),
the Ministry of Finance-(Department of Economic
Affairs) and / or any other Regulatory / Statutory-
Authorities and/or other Authorities / Institutions /
Bodies (hereinafter-singly or collectively referred
to as the "Appropriate Authorities") and in-
accordance with the provisions in the
Memorandum and Articles of Association-of the
Company and the Listing Agreements entered
into by the Company with-the Stock Exchanges
where the shares of the Company are listed and
subject to-such approvals, consents, permissions
and sanctions of the Appropriate-Authorities
CONTD				Non-Voting
CONT	CONTD concerned and subject to such
conditions and modifications, as may be-
prescribed by any of them while granting such
approvals, consents,-permissions and sanctions
which may be agreed to by the Board of Directors
of-the Company ("Board") (which term shall be
deemed to include any Committee-which the
Board may have constituted or hereinafter
constitute for exercising-the powers conferred on
the Board by this resolution), the consent of the-
Company be and is hereby accorded to the				Non-Voting			None
Board to create, offer, issue, and-allot in one or
more tranches in the course of international
offerings, with-or without greenshoe option,
through a Public Issue, and/or any other-
permitted nature of offering, Foreign Currency
Convertible Bonds (FCCBs)-convertible into
equity shares at the option of the Company or the
holder(s)-thereof for CONTD
CONT	CONTD an aggregate sum not exceeding USD
175 million (United States Dollars-one hundred
and seventy five million only), with a green shoe
option of-aggregate sum not exceeding USD 50
million (United States Dollars fifty-million only), to
all eligible investors through prospectus, offer
document,-placement document for cash at such
time or times in such tranche or tranches-at such
price (premium/discount) as may be determined
in accordance with-relevant guidelines for issue
of FCCBs and in such form and manner and on-
such terms and conditions as may be deemed
appropriate by the Board at the-time of such
issue or allotment considering the prevailing
market conditions-and other relevant factors,
wherever necessary in consultation with the
Lead-Managers, Underwriters, Advisors so as to
enable the Company to seek listing-of CONTD				Non-Voting
CONT	CONTD such FCCBs in one or more stock
exchanges abroad. Resolved further-that, the
relevant date on the basis of which price of the
equity shares /-resultant equity shares shall be
determined as specified under applicable law-or
regulations of the Appropriate Authorities, shall
be the date of the-meeting in which the Board
decides to open the proposed issue of FCCBs.-
Resolved further that without prejudice to the
generality of the above, issue-of FCCBs in
international offering may have all or any term or
combination of-terms in accordance with the
international practice including but not limited-to
conditions in relation to payment of interest,
additional interest,-premium on redemption,
prepayment and any other debt service payment-
whatsoever and all such terms as are provided in
international offering of-this nature CONTD				Non-Voting
CONT	CONTD including terms for issue of additional
equity shares during the-duration of the FCCBs
and to decide and give effect to such
modifications or-alterations as regards the above
terms and conditions of the FCCBs as the-Board
may decide in its absolute discretion in the best
interests of the-Company without requiring any
further approval of the Members. Resolved-
further that, such of these FCCBs as are not
subscribed may be disposed off-by the Board in
its absolute discretion in such a manner, as the
Board may-deem fit and as permissible by law.
Resolved further that, for the purpose of-giving
effect to the above resolution, the Board be
authorized on behalf of-the Company to take all
actions and to do all such deeds, matters and
things-as it may, in its absolute discretion, deem
necessary, desirable or expedient-to CONTD				Non-Voting
CONT	CONTD the issue or allotment of the FCCBs and
listing thereof with the stock-exchange(s)and
listing of equity shares on conversion of the
FCCBs with the-stock exchanges where the
Company's shares are listed and to resolve and-
settle all questions and difficulties that may arise
in the proposed issue,-offer and allotment of any
of the FCCBs, utilization of the issue proceeds-
and to do all acts, deeds, matters and things in
connection therewith and-incidental thereto as
the Board may in its absolute discretion deem fit,-
without being required to seek any further
consent or approval of the-shareholders or
otherwise to the end and intent that they shall be
deemed to-have given their approval thereto
expressly by the authority of this-resolution.
Resolved further that the Board be and is hereby
authorized to-enter into and CONTD				Non-Voting
CONT	CONTD execute arrangements / agreements with
Lead Managers / Underwriters /-Guarantors /
Depository (ies) / Custodians /Payment &
Collection Agents/-Advisors / Banks / Trustees
and all such agencies as may be involved or-
concerned and to remunerate all such Lead
Managers, Underwriters, and all-other Advisors
and Agencies by way of commission, brokerage,
fees, expenses-incurred in relation to the issue of
FCCBs and other expenses, if any or the-like.
Resolved further that the FCCBs issued in
international offering shall-be deemed to have
been made abroad in the markets and / or in the
place of-issue of the FCCBs in international
markets and shall be governed by English-or
American law or any other law as may be
decided by the Board, as the case-may be.
Resolved further that the Board be and is hereby
authorized to offer,-CONTD				Non-Voting
CONT	CONTD issue and allot such number of equity
shares in the share capital of-the Company as
may be required to be issued and allotted upon
conversion of-FCCBs on the price determined as
per the prevailing Guidelines as also in-
accordance with the terms of offering and all
such equity shares shall rank-pari passu with the
existing equity shares of the Company in all
respects.-Resolved further that for the purpose of
giving effect to the above-resolutions, the Board
be and is hereby authorized on behalf of the
Company-to agree to and make and accept such
conditions, modifications and-alterations
stipulated by any of the appropriate authorities
while according-approvals, consents or
permissions to the Issue as may be considered-
necessary, proper and expedient and with power
on behalf of the Company to-settle any
questions, CONTD				Non-Voting
CONT	CONTD difficulties or doubts that may arise in
regard to any such issue(s) /-offer(s) or
allotment(s) or otherwise and utilization of issue
proceeds and /-or otherwise to alter or modify the
terms of the issue, if any, as it may be-in its
absolute discretion deem fit and proper without
being required to seek-any further consent or
approval of the Company to the end and intent				Non-Voting			None
that the-Company shall be deemed to have given
its approval thereto expressly by the-authority of
this resolution. Resolved further that, the Board
be authorized-to delegate all or any of the powers
herein conferred, to any Committee of-Directors
or any other Director(s) / officer(s) / Executives of
the Company-to give effect to the aforesaid
resolution
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGS CONSUMER GOODS MAURITIUS	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	855	28-Dec-2011		10-Jan-2012
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	8,545	28-Dec-2011		10-Jan-2012
ECORODOVIAS INFRAESTRUTURA E LOGISTICA SA, SAO PAU
Security		P3661R107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		20-Jan-2012
ISIN		BRECORACNOR8		Agenda		703543884 - Management
Record Date				Holding Recon Date		18-Jan-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		13-Jan-2012
SEDOL(s)		B5720R0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
A		Election of a new independent member of the board of directors, in addition to the other members of the board of directors of the company: Geraldo Jose Carbone		Management	For	For
PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF VOTING OPTION
COMMENT AN-D DIRECTOR NAME. IF YOU
HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN-THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK Y-
OU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	133,600	06-Jan-2012		14-Jan-2012
AIR CHINA LTD
Security		Y002A6104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		20-Jan-2012
ISIN		CNE1000001S0		Agenda		703544393 - Management
Record Date		20-Dec-2011		Holding Recon Date		20-Dec-2011
City /	Country	BEIJING /	China	Vote Deadline Date		11-Jan-2012
SEDOL(s)		B04KNF1 - B04V2F7 - B04YG10 - B0584Q2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 929557 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0105/LTN20120105808.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1	To consider and approve the appointment of
Ernst & Young Hua Ming Certified Public
Accountants as the Company's internal control
auditor for the year 2011 to review the
effectiveness of the Company's internal control
for the year 2011 and to issue the internal control
audit report, and the authorisation to the
management of the Company to determine their
corresponding remunerations for the year 2011				Management	For	For
2		To consider and approve the proposed appointment of Mr. Wang Changshun as a new non-executive director of the Company		Management	For	For
3	To consider and approve the reduction of the
exercise price of the stock appreciation rights
under the first issue of the stock appreciation
rights programme of the Company by HKD 0.27
from HKD 5.97 to HKD 5.70, given that the
Company has distributed cash dividends
accumulated to HKD 0.27 per share to its
shareholder since the date of grant of such rights				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	18,000	07-Jan-2012		12-Jan-2012
ADCOCK INGRAM HOLDINGS LIMITED
Security		S00358101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Jan-2012
ISIN		ZAE000123436		Agenda		703538047 - Management
Record Date		13-Jan-2012		Holding Recon Date		13-Jan-2012
City /	Country	GAUTENG /	South Africa	Vote Deadline Date		17-Jan-2012
SEDOL(s)		B3BX6X3 - B3CTM98 - B3CVJZ9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the annual financial statements for the year ended 30 September 2011		Management	For	For
2.1		To re-elect Dr KDK Mokhele as a Director, who retires in terms of the Company's Articles of Association		Management	For	For
2.2		To re-elect Mr EK Diack as a Director, who retires in terms of the Company's Articles of Association		Management	For	For
2.3		To re-elect Dr T Lesoli as a Director, who retires in terms of the Company's Articles of Association		Management	For	For
3.1		To elect Mr EK Diack as an Audit Committee member		Management	For	For
3.2		To elect Dr RI Stewart as an Audit Committee member		Management	For	For
3.3		To elect Mr AM Thompson as an Audit Committee member		Management	For	For
4		To re-appoint Ernst & Young Inc. as the Company's Auditors		Management	For	For
5		To authorise any one Director or the secretary to do all such things and sign all such documents to implement the above resolutions		Management	For	For
6		To endorse remuneration policy		Management	For	For
7.S.1		To sanction the proposed remuneration payable to nonexecutive Directors		Management	For	For
8.S.2	To authorise the Company to provide
intercompany financial assistance as
contemplated in section 45 of the Act, to any of
the recipients falling within the categories
identified in, and on the terms contemplated in,
the resolution contained in the Notice of Annual
General Meeting				Management	For	For
9.S.3		To authorise the Directors to undertake a general repurchase of the Company's shares on the terms contemplated in the resolution contained in the Notice of Annual General Meeting		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	2,989	03-Jan-2012		17-Jan-2012
SIAM CEM PUB CO LTD
Security		Y7866P139		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Jan-2012
ISIN		TH0003010Z04		Agenda		703519073 - Management
Record Date		04-Jan-2012		Holding Recon Date		04-Jan-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		23-Jan-2012
SEDOL(s)		6609917 - B01DQC1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO- ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY- CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU		Non-Voting
1		To approve SCG chemicals to acquire shares of TPC from CPBE and Mr.Yos-Euarchukiati		Non-Voting
2		Other issues (if any)		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	2,500
GAZPROM NEFT OJSC, ST.PETERSBURG
Security		36829G107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		26-Jan-2012
ISIN		US36829G1076		Agenda		703516560 - Management
Record Date		15-Dec-2011		Holding Recon Date		15-Dec-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		16-Jan-2012
SEDOL(s)		2411008 - 5678606 - B11XHC5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the new version of the Articles of Association of JSC Gazprom neft		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-1. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	10,418	20-Dec-2011		16-Jan-2012
LIFE HEALTHCARE GROUP HOLDINGS LIMITED
Security		S4682C100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Jan-2012
ISIN		ZAE000145892		Agenda		703518576 - Management
Record Date		20-Jan-2012		Holding Recon Date		20-Jan-2012
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		19-Jan-2012
SEDOL(s)		B3P00S3 - B4K90R1 - B569W76		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the group annual financial statements for the year ended 30 September 2011		Management	For	For
2		Election of director Prof GJ Gerwel		Management	For	For
3		Election of director Mr. MA Brey		Management	For	For
4		Election of director Mr. GC Soloman		Management	For	For
5		Reappointment of auditor PricewaterhouseCoopers Inc		Management	For	For
6		Appointment of member of audit committee Mr. PJ Golesworthy		Management	For	For
7		Appointment of member of audit committee Mr. TS Munday		Management	For	For
8		Appointment of member of audit committee Ms. LM Mojela		Management	For	For
9		Appointment of member of audit committee Adv. F du Plessis		Management	For	For
10		Non advisory vote on the Companies remuneration policy		Management	For	For
11		Remuneration of auditors		Management	For	For
12		Authorised but unissued shares under the control of the directors		Management	For	For
13		Authority for an executive director to sign necessary documents		Management	For	For
14S.1		General authority to repurchase company share		Management	For	For
15S.2		Approval of non executive directors remuneration		Management	For	For
16S.3		General authority to provide financial assistance to related and inter related companies		Management	For	For
17S.4		Increase in the authorised share capital of the company		Management	For	For
18S.5		Amendment to article 44 of the articles of association of the Company		Management	For	For
19S.6		Amendment to article 45 of the articles of association of the Company		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF
RESOLUT-ION 6 AND CHANGE IN THE
NUMBERING OF THE RESOLUTIONS. IF YOU
HAVE ALREADY SENT-IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEN-D
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	8,967	22-Dec-2011		19-Jan-2012
NETCARE LTD
Security		S5510Z104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Jan-2012
ISIN		ZAE000011953		Agenda		703537831 - Management
Record Date		20-Jan-2012		Holding Recon Date		20-Jan-2012
City /	Country	SANDTON /	South Africa	Vote Deadline Date		23-Jan-2012
SEDOL(s)		5949863 - 6636421 - B02P3M5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the annual financial statements		Management	For	For
2	Resolved to re-appoint Grant Thornton as the
independent auditors of the Company for the
ensuing year with E Dreyer as the designated
auditor of the Company and to authorise the
directors to determine the auditors' remuneration				Management	For	For
3		Consulting services for non executive directors		Management	For	For
4		Confirmation of the executive directors remuneration		Management	For	For
5.1		Reappointment of retiring director: T Brewer		Management	For	For
5.2		Reappointment of retiring director: N Weltman		Management	For	For
5.3		Reappointment of retiring director: MJ Kuscus		Management	For	For
5.4		Reappointment of retiring director: SJ Vilakazi		Management	For	For
5.5		Reappointment of retiring director: KN Gibson		Management	For	For
6.1		Appointment of Group Audit Committee member: T Brewer		Management	For	For
6.2		Appointment of Group Audit Committee member: HR Levin		Management	For	For
6.3		Appointment of Group Audit Committee member: APH Jammine		Management	For	For
6.4		Appointment of Group Audit Committee member: N Weltman		Management	For	For
7		Authority to place ordinary shares under the control of the directors		Management	For	For
8		Authority to place preference shares under the control of the directors		Management	For	For
9		Authority to issue shares for cash		Management	For	For
10		Approval of remuneration report for the year ended 30 September 2011		Management	For	For
11		Approval of Forfeiture Share Plan		Management	For	For
12		Signature of documents		Management	For	For
13S.1		General authority to repurchase shares		Management	For	For
14S.2		Approval of non executive directors remuneration for the period 1 October 2011 and 30 September 2012		Management	For	For
15S.3		Financial assistance to related or inter related companies in terms of Section 45 of the Companies Act		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF AUDITORS NAME AND
CHANGE-IN THE NUMBERING OF THE
RESOLUTIONS. IF YOU HAVE ALREADY SENT
IN YOUR VOTES,-PLEASE DO NOT RETURN
THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL-INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	15,007	31-Dec-2011		23-Jan-2012
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	23,420	31-Dec-2011		23-Jan-2012
3I INFOTECH LTD, NAVI MUMBAI
Security		Y88006104		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		27-Jan-2012
ISIN		INE748C01020		Agenda		703543478 - Management
Record Date		16-Dec-2011		Holding Recon Date		16-Dec-2011
City /	Country	TBD /	India	Vote Deadline Date		17-Jan-2012
SEDOL(s)		B069657 - B07T593 - B131QD1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 935909 DUE TO
RECEIPT OF A-CTUAL RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGAR-DED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR  INSTRUC-TIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS   NOT A V-ALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Approval under Section 293(1)(a) for enhancement of the limit for creation of securities against loan		Management	For	For
2		Raising long term resources through further issue of securities		Management	For	For
3		Increase in Authorised Capital of the Company		Management	For	For
4		Amendment to the Memorandum of Association of the Company		Management	For	For
5		Amendment to the Articles of Association of the Company		Management	For	For
6		Re-appointment of Mr. Amar Chintopanth as Deputy Managing Director		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE COMMENT. IF
YOU-HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS-YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	13,570	06-Jan-2012		17-Jan-2012
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	272,629	06-Jan-2012		17-Jan-2012
JD GROUP LTD
Security		S81589103		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		27-Jan-2012
ISIN		ZAE000016176		Agenda		703568038 - Management
Record Date		23-Dec-2011		Holding Recon Date		23-Dec-2011
City /	Country	SANDTON /	South Africa	Vote Deadline Date		25-Jan-2012
SEDOL(s)		6127936 - B02PDL4 - B083B85		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A WRITTEN
RESOLUTION MEETING ANNOUNCEMENT. A-
PHYSICAL MEETING IS NOT BEING HELD
FOR THIS COMPANY. THEREFORE,
MEETING-ATTENDANCE REQUESTS ARE
NOT VALID FOR THIS MEETING. IF YOU WISH
TO VOTE, YOU-MUST RETURN YOUR
INSTRUCTIONS BY THE INDICATED CUTOFF
DATE. THANK YOU				Non-Voting
1	Resolved that the issue by the Company to
Mayfair Speculators (Proprietary) Limited, which
is indirectly associated to Mr M Jooste, a director
of the Company, of 31,635,884 (thirty one million
six hundred and thirty five thousand eight
hundred and eighty four) ordinary shares in the
Company at 2,274 (two thousand two hundred
and seventy four) cents per share, in exchange
for 16,500,000 (sixteen million five hundred
thousand) ordinary shares in PSG Group Limited
valued at 4,360 (four thousand three hundred
and sixty) cents per share, be and is hereby
approved by way of a special resolution in terms
of section 41 of the Companies Act				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	8,660	17-Jan-2012		25-Jan-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	1,474,902	17-Jan-2012		25-Jan-2012
PETROLEO BRASILEIRO S.A. - PETROBRAS
Security		71654V408		Meeting Type		Special
Ticker Symbol		PBR		Meeting Date		27-Jan-2012
ISIN		US71654V4086		Agenda		933542652 - Management
Record Date		03-Jan-2012		Holding Recon Date		03-Jan-2012
City /	Country	/	United States	Vote Deadline Date		24-Jan-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I1		CONFIRM THE CONTRACTING OF APSIS CONSULTORIA E AVALIACOES LTDA., BY BRK, FOR THE ASSESSMENT OF NET ASSETS RELATIVE TO THE SPUN OFF PORTIONS TO BE CONVERTED TO PETROBRAS		Management	For	For
I2		ASSESSMENT REPORT PREPARED BY APSIS CONSULTORIA E AVALIACOES LTDA. AT BOOK VALUE FOR ASSESSMENT OF BRK'S NET ASSETS		Management	For	For
I3		APPROVE THE PROTOCOL AND JUSTIFICATION OF SPLIT-OFF OF BRK AND SPUN OFF PORTION OF PETROBRAS, PRO RATA TO ITS OWNERSHIP		Management	For	For
I4		APPROVE THE PARTIAL SPLIT OPERATION OF BRK AND THE SPUN OFF PORTION OF PETROBRAS, WITHOUT INCREASING ITS SHARE CAPITAL		Management	For	For
II1		CONFIRM THE CONTRACTING OF APSIS CONSULTORIA E AVALIACOES LTDA. BY PETROBRAS FOR THE DEVELOPMENT OF ACCOUNTING ASSESSMENT REPORT OF PETROQUISA'S NET EQUITY TO BE TRANSFERRED TO PETROBRAS		Management	For	For
II2		ASSESSMENT REPORT PREPARED BY APSIS CONSULTORIA E AVALIACOES LTDA., AT BOOK VALUE, FOR ASSESSMENT OF PETROQUISA'S NET EQUITY		Management	For	For
II3		APPROVE THE PROTOCOL AND JUSTIFICATION OF ACQUISITION OPERATION OF PETROQUISA BY PETROBRAS		Management	For	For
II4		APPROVE THE ACQUISITION OPERATION OF PETROQUISA BY PETROBRAS, WITH FULL TRANSFER OF PETROQUISA'S NET EQUITY TO PETROBRAS, WITHOUT INCREASING ITS SHARE CAPITAL		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	25,382	10-Jan-2012		10-Jan-2012
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	39,881	10-Jan-2012		10-Jan-2012
PRETORIA PORTLAND CEM CO LTD
Security		S63820120		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Jan-2012
ISIN		ZAE000125886		Agenda		703538681 - Management
Record Date		26-Jan-2012		Holding Recon Date		26-Jan-2012
City /	Country	SANDTON /	South Africa	Vote Deadline Date		24-Jan-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		To confirm the appointment of T Ramano as CFO		Management	For	For
O.2		Re-election of S Abdul Kader		Management	For	For
O.3		Re-election of Z Kganyago		Management	For	For
O.4		Re-election of N Langa-Royds		Management	For	For
O.5		Re-election of J Shibambo		Management	For	For
O.6		Re-appoint Deloitte & Touche as external auditors of the Company		Management	For	For
O.7		Authorise directors to fix remuneration of external auditors		Management	For	For
O.8		Appointment to audit committee - T Ross		Management	For	For
O.9		Appointment to audit committee - Z Kganyago		Management	For	For
O.10		Appointment to audit committee - B Modise		Management	For	For
O.11		Advisory vote on company's remuneration policy		Management	For	For
S.1		Financial assistance for director participation in the FSP in terms of section 45 of the Act		Management	For	For
S.2		Repurchase of own shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	317,225	04-Jan-2012		27-Jan-2012
SIEMENS LTD
Security		Y7934G137		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-Jan-2012
ISIN		INE003A01024		Agenda		703537956 - Management
Record Date				Holding Recon Date		27-Jan-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		23-Jan-2012
SEDOL(s)		B15T569 - B3BJT21		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the audited Profit
and Loss Account for the year ended 30th
September, 2011, Balance Sheet as at that date
together with the Reports of the Directors and
Auditors thereon				Management	For	For
2		To declare a dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Mr. Deepak S. Parekh, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Yezdi H. Malegam, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. Sunil Mathur, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	To re-appoint Messrs S.R. Batliboi & Associates,
Chartered Accountants (Firm Registration
Number: 101049W) as Statutory Auditors of the
Company to hold office from the conclusion of the
54th Annual General Meeting up to the
conclusion of the next i.e. 55th Annual General
Meeting of the Company and to authorize the
Board of Directors of the Company to fix their
remuneration				Management	For	For
7		Appointment of Dr. Roland Busch as Special Director of the Company		Management	For	For
8		Revision in remuneration of Dr. Armin Bruck, Managing Director		Management	For	For
9		Revision in remuneration of Mr. Sunil Mathur, Executive Director		Management	For	For
10		One- time special payment to Mr. Vijay V. Paranjape (former Whole-time Director)		Management	For	For
11		Payment to Mr. Praveen Singh (Managing Director of erstwhile Siemens Healthcare Diagnostics Limited)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	104,926	03-Jan-2012		23-Jan-2012
CIA SANEAMENTO MINAS GERAIS SA
Security		P28269101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		31-Jan-2012
ISIN		BRCSMGACNOR5		Agenda		703568622 - Management
Record Date				Holding Recon Date		27-Jan-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		23-Jan-2012
SEDOL(s)		B0YBZJ2 - B1BYFV3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	Correction of the resolution passed in item 6.1b
of the extraordinary general meeting held on
September 25, 2009, relative to the instatement
of the public BID process in reference to the
performance of the work and services of
expanding and improving the Manso River
System, five cubic meter and six cubic meter
stages and construction of the hydroelectric
generation plant with a capacity of 1000 KW, in
the amount of BRL 570,356,890.00				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	57,832	18-Jan-2012		25-Jan-2012
MINING AND METALLURGICAL COMPANY NORILSK NICKEL JS
Security		46626D108		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		01-Feb-2012
ISIN		US46626D1081		Agenda		703537639 - Management
Record Date		27-Dec-2011		Holding Recon Date		27-Dec-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		23-Jan-2012
SEDOL(s)		2768243 - 7152443 - B114RK6 - B54SPL0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To introduce amendments and additions to the Charter of OJSC MMC Norilsk Nickel		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	14,784	31-Dec-2011		23-Jan-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	62,543	31-Dec-2011		23-Jan-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	3,284	31-Dec-2011		23-Jan-2012
MINING AND METALLURGICAL COMPANY NORILSK NICKEL JS
Security		46626D108		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		03-Feb-2012
ISIN		US46626D1081		Agenda		703537641 - Management
Record Date		27-Dec-2011		Holding Recon Date		27-Dec-2011
City /	Country	TBD /	Russian Federation	Vote Deadline Date		23-Jan-2012
SEDOL(s)		2768243 - 7152443 - B114RK6 - B54SPL0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	I 1.1 To establish that the basic amount of
remuneration to be paid to an Independent
Director shall be USD 62,500 per quarter, which
will be paid in rubles at the rate set by the Central
Bank of the Russian Federation on the last day of
the accounting quarter. The amount shown
above shall be after taxes and duties in
accordance with current RF tax laws. Also,
expenses of independent directors in the amount
of up to RUB 2 million a year shall be reimbursed
upon presentation of documental proof. 1.2 If an
Independent Director presides over a Board
Committee (Committees), the additional
remuneration in the amount of USD 31,250 per
quarter shall be paid to such Independent
Director in rubles at the rate set by the Central
Bank of the Russian Federation on the last day of
the accounting quarter for each of the
Committees, over CONTD				Management	For	For
CONT	CONTD which he/she presides. The amount
shown above shall be after taxes and-duties in
accordance with current RF tax laws. 1.3
Remuneration amount-mentioned in pp. 1.1 of
this resolution shall be paid in the period from
June-21, 2011 and to the date, on which the term
of the respective Independent-Director will end,
or to the date of the loss of Independent
Director's-status. 1.4 Remuneration amount
mentioned in p.1.2 of this resolution shall-be paid
in the period from the day of election of an
Independent Director as-the Committee
Chairman and to the date, on which the term of
the respective-Committee Chairman will end, or
to the date of the loss of Independent-Director's
status. II To approve Remuneration Program for
independent-directors of OJSC MMC Norilsk
Nickel-Option Plan. III. Aforementioned-
remuneration CONTD				Non-Voting
CONT		CONTD to be paid out after signing by an Independent Director of the-Confidentiality- Agreement in form approved by the Board of Directors of MMC-Norilsk Nickel		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	14,784	31-Dec-2011		23-Jan-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	62,543	31-Dec-2011		23-Jan-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	3,284	31-Dec-2011		23-Jan-2012
MAHINDRA & MAHINDRA LTD
Security		Y54164150		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		07-Feb-2012
ISIN		INE101A01026		Agenda		703552617 - Management
Record Date				Holding Recon Date		03-Feb-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		30-Jan-2012
SEDOL(s)		6100186		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1" THANK YOU		Non-Voting
1	For the purpose of considering and, if thought fit
approving with or without modification(s), the
arrangement embodied in the Scheme of
Arrangement between Mahindra Automobile
Distributor Private Limited and Mahindra and
Mahindra Limited and their respective
Shareholders and Creditors and at such meeting,
and any adjournment/adjournments thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	3,163	12-Jan-2012		30-Jan-2012
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	12,171	12-Jan-2012		30-Jan-2012
BANCO SANTANDER BRASIL S.A
Security		05967A107		Meeting Type		Special
Ticker Symbol		BSBR		Meeting Date		07-Feb-2012
ISIN		US05967A1079		Agenda		933546674 - Management
Record Date		20-Jan-2012		Holding Recon Date		20-Jan-2012
City /	Country	/	United States	Vote Deadline Date		03-Feb-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	TO APPROVE THE PROPOSAL OF GRANT OF
"DEFERRED BONUS PLANS" RELATED TO
2011, FOR OFFICERS, MANAGERIAL
EMPLOYEES AND OTHER EMPLOYEES OF
THE COMPANY AND OF COMPANIES UNDER
ITS CONTROL, AS APPROVED BY THE
COMPANY'S BOARD OF DIRECTORS, AT THE
MEETING HELD ON DECEMBER 21ST, 2011				Management	For	Against
II	APPROVE PROPOSAL FOR AMENDMENT OF
COMPANY'S BYLAWS, AS PER TO
RESOLUTION #3.921, DATED NOVEMBER
25TH, 2010, OF THE BRAZILIAN NATIONAL
MONETARY COUNCIL, THAT PROVIDES THE
INSTITUTION OF THE COMPENSATION
COMMITTEE, PURSUANT TO THE PROPOSAL
APPROVED BY THE BOARD OF EXECUTIVE
OFFICERS AND THE BOARD OF DIRECTORS,
AT THE MEETINGS HELD ON JANUARY 4TH,
AND 05TH, 2012, RESPECTIVELY				Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	000EGShares Financials GEMS ETF	THE BANK OF NEW YORK MELLON	3,632	26-Jan-2012		26-Jan-2012
YANZHOU COAL MINING CO LTD, ZOUCHENG
Security		Y97417102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		08-Feb-2012
ISIN		CNE1000004Q8		Agenda		703520747 - Management
Record Date		06-Jan-2012		Holding Recon Date		06-Jan-2012
City /	Country	SHANDONG /	China	Vote Deadline Date		30-Jan-2012
SEDOL(s)		6109893 - B01XVK4 - B07LWN2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2011/1222/LTN20111222372.pdf		Non-Voting
1.1		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Issue size		Management	For	For
1.2		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: The bond period and interest rate		Management	For	For
1.3		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Use of proceeds		Management	For	For
1.4		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Arrangement to place to existing shareholders		Management	For	For
1.5		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Guarantee		Management	For	For
1.6		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Listing arrangement		Management	For	For
1.7		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Methods for redemption and payment of interest		Management	For	For
1.8		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Warranty for repayment of the bonds		Management	For	For
1.9		To consider and approve each of the resolutions of the proposed public offering of corporate bonds by the company: Valid period of the special resolutions		Management	For	For
2		Authorization by the Extraordinary General Meeting		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	200,720	24-Dec-2011		31-Jan-2012
PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD
Security		Y69790106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		08-Feb-2012
ISIN		CNE1000003X6		Agenda		703568608 - Management
Record Date		06-Jan-2012		Holding Recon Date		06-Jan-2012
City /	Country	SHENZHEN /	China	Vote Deadline Date		30-Jan-2012
SEDOL(s)		B01FLR7 - B01NLS2 - B03NP99		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 942978 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2011/1220/LTN20111220472.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0112/LTN20120112444.pd-f				Non-Voting
1		To consider and approve "the resolution in relation to the grant of a general mandate on issuance of new shares to the Board"		Management	For	For
2.1		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Type of securities to be issued		Management	For	For
2.2		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Issue size		Management	For	For
2.3		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Par value and issue price		Management	For	For
2.4		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Term		Management	For	For
2.5		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Interest rate		Management	For	For
2.6		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Method and timing of the interest payment		Management	For	For
2.7		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Conversion period		Management	For	For
2.8		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Determination and adjustment of the CB Conversion Price		Management	For	For
2.9		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Downward adjustment to CB Conversion Price		Management	For	For
2.10		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Method for determining the number of Shares for conversion		Management	For	For
2.11		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Terms of redemption		Management	For	For
2.12		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Terms of sale back		Management	For	For
2.13		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Entitlement to dividend of the year of conversion		Management	For	For
2.14		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Method of issuance and target subscribers		Management	For	For
2.15		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Subscription arrangement for the existing A Shareholders		Management	For	For
2.16		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": The relevant matters of CB Holders' meetings		Management	For	For
2.17		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Use of proceeds from the issuance of the Convertible Bonds		Management	For	For
2.18		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Special provisions in relation to solvency capital		Management	For	For
2.19		To consider and approve the following item under "the resolution in relation to the public issuance of A Share convertible corporate bonds": Guarantee and security		Management	For	For
2.20	To consider and approve the following item under
"the resolution in relation to the public issuance of
A Share convertible corporate bonds": The
validity period of the resolution of the issuance of
the Convertible Bonds				Management	For	For
2.21	To consider and approve the following items
under "the resolution in relation to the public
issuance of A Share convertible corporate
bonds": Matters relating to authorization in
connection with the issuance of the Convertible
Bonds				Management	For	For
3		To consider and approve "the resolution in relation to the feasibility analysis on use of proceeds of the public issuance of A Share convertible corporate bonds"		Management	For	For
4		To consider and approve "the resolution in relation to the utilization report on the use of proceeds from the previous fund raising activity"		Management	For	For
5		To consider and approve "the resolution in relation to the election of Mr. Fan Mingchun as a non-executive director of the 8th Session of the Board"		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	12,300	18-Jan-2012		31-Jan-2012
YANZHOU COAL MINING COMPANY LIMITED
Security		984846105		Meeting Type		Special
Ticker Symbol		YZC		Meeting Date		08-Feb-2012
ISIN		US9848461052		Agenda		933542525 - Management
Record Date		03-Jan-2012		Holding Recon Date		03-Jan-2012
City /	Country	/	United States	Vote Deadline Date		25-Jan-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
S1A		TO CONSIDER AND APPROVE EACH OF THE RESOLUTIONS OF THE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY THE COMPANY: ISSUE SIZE		Management	For	For
S1B		APPROVE EACH OF THE RESOLUTIONS OF THE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY COMPANY: THE BOND PERIOD AND INTEREST RATE		Management	For	For
S1C		APPROVE EACH OF THE RESOLUTIONS OF THE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY THE COMPANY: USE OF PROCEEDS		Management	For	For
S1D		APPROVE EACH OF THE RESOLUTIONS OF PROPOSED PUBLIC OFFERING OF CORPORATE BONDS: ARRANGEMENT TO PLACE TO EXISTING SHAREHOLDERS		Management	For	For
S1E		APPROVE EACH OF THE RESOLUTIONS OF THE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY THE COMPANY: GUARANTEE		Management	For	For
S1F		APPROVE EACH OF THE RESOLUTIONS OF THE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY THE COMPANY: LISTING ARRANGEMENT		Management	For	For
S1G		APPROVE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY THE COMPANY: METHODS FOR REDEMPTION AND PAYMENT OF INTEREST		Management	For	For
S1H		APPROVE EACH OF THE RESOLUTIONS OF THE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY COMPANY: WARRANTY FOR REPAYMENT OF BONDS		Management	For	For
S1I		APPROVE THE PROPOSED PUBLIC OFFERING OF CORPORATE BONDS BY THE COMPANY: VALID PERIOD OF THE SPECIAL RESOLUTIONS		Management	For	For
S2		AUTHORIZATION BY THE EXTRAORDINARY GENERAL MEETING		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	918	10-Jan-2012		10-Jan-2012
MRF LTD
Security		Y6145L117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		09-Feb-2012
ISIN		INE883A01011		Agenda		703567668 - Management
Record Date				Holding Recon Date		07-Feb-2012
City /	Country	CHENNAI /	India	Vote Deadline Date		30-Jan-2012
SEDOL(s)		6214128 - 6608293		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Balance Sheet as at 30th September, 2011 and the Profit & Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare a final dividend on equity shares		Management	For	For
3		To appoint a Director in place of Mr. N Kumar who retires by rotation under Article 117 of the Articles of Association of the Company and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr Ranjit I Jesudasen who retires by rotation under Article 117 of the Articles of Association of the Company and being eligible, offers himself for re- appointment		Management	For	For
5		To appoint a Director in place of Mr Ashok Jacob who retires by rotation under Article 117 of the Articles of Association of the Company and being eligible, offers himself for re-appointment		Management	For	For
6	To appoint Messrs. Sastri & Shah and M. M.
Nissim and Co., the retiring auditors, to hold
office as auditors of the Company, from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting of the Company and to authorise the
Board of Directors of the Company to fix their
remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	4,930	17-Jan-2012		30-Jan-2012
BAJAJ HINDUSTHAN LTD
Security		Y0547C130		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Feb-2012
ISIN		INE306A01021		Agenda		703551754 - Management
Record Date				Holding Recon Date		07-Feb-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		03-Feb-2012
SEDOL(s)		B00YYR6 - B05PT46		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Balance
Sheet as at September 30, 2011, the Profit and
Loss account for the year ended on that date and
the Reports of the Directors and the Auditors
thereon for the said year				Management	For	For
2		To declare a dividend on Equity Shares for the year ended September 30, 2011		Management	For	For
3		To appoint a Director in place of Mr. D. K. Shukla, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. R.V. Ruia, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	To appoint M/s. Chaturvedi & Shah (Firm
Registration Number 101720W), Chartered
Accountants, retiring Auditors as Auditors of the
Company to hold office from conclusion of this
Meeting until the conclusion of the next Annual
General Meeting of the Company and to fix their
remuneration				Management	For	For
6	Resolved That pursuant to the provisions of
Sections 198, 269, 309 and 311 read with
Schedule XIII and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment thereto or re-enactment thereof for
the time being in force) and the provisions of the
Articles of Association of the Company and
subject to the approval of Central Government
and any other approval(s) as may be necessary,
the consent and approval of the Company be and
is hereby accorded to the re-appointment of Mr.
Kushagra Bajaj as Vice Chairman & Joint
Managing Director of the Company for a period of
5 (Five) years with effect from April 24, 2012, on
the terms and conditions and the remuneration
as specified. Resolved Further That in case the
Company has in any financial year no profits or if
its profits are CONTD				Management	For	For
CONT	CONTD inadequate anytime during the period of
3 (three) years from April 24,-2012, the Joint
Managing Director shall be paid the aforesaid
remuneration as-the minimum remuneration, with
the liberty to the Board of Directors (which-term
shall be deemed to include the Remuneration &
Compensation Committee) to-revise, amend,				Non-Voting			None
alter and vary the terms and conditions relating to
the-remuneration payable to the Joint Managing
Director in such manner as may be-permitted in
accordance with the provisions of the Companies
Act, 1956 and-Schedule XIII or any modification
thereto and as may be agreed by and between-
the Board and Mr. Kushagra Bajaj
7	Resolved That in partial modification of the
Special Resolution passed at the Extraordinary
General Meeting of the Company held on May
04, 2009 and subject to the provisions of
Sections 198, 268, 309, 310 and 311 read with
Schedule XIII and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment thereto or re-enactment thereof for
the time being in force) and subject to the
approval of Central Government and any other
approval(s) as may be required, the consent and
approval of the Company be and is hereby
accorded to the revision in the terms of
remuneration of Dr. Sanjeev Kumar, Whole-time
Director with effect from October 1, 2011 till the
remaining tenure of the present term of Whole-
CONTD				Management	For	For
CONT	CONTD time Director expiring on March 11,
2014, by revising the salary from '-INR 6, 00,000
per month' to 'in the range of INR 6, 00,000-
10,000 - 12,-00,000 per month' with resultant
changes in certain allowances, perquisites-and
benefits as specified. Resolved Further That in
case the Company has in-any financial year no
profits or if its profits are inadequate anytime
during-the period of 3 (three) years from October
1, 2011 or the remaining tenure-whichever is
less, the Whole-time Director shall be paid the
aforesaid-remuneration as the minimum
remuneration, with the liberty to the Board of-
Directors (which term shall be deemed to include
the Remuneration &-Compensation Committee)
to revise, amend, alter and vary the terms and-
conditions relating to the remuneration				Non-Voting
8	Resolved That pursuant to the provisions of
Section 309 and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment thereto or re-enactment thereof for
the time being in force) and other applicable
rules, regulations, guidelines and other statutory
provisions and subject further to the approval of
Central Government and any other approval(s)
as may be required, consent and approval of the
Company be and is hereby granted for payment
and distribution of commission to Non-Executive
Directors (other than Directors in Whole-time
employment of the Company), not exceeding 1%
of the Net Profits of the Company, to be
computed in the manner laid down in Sections
198, 349 and 350 of the Companies Act, 1956 for
a period of 5 years commencing from October 1,
2011				Management	For	For
9	Resolved That pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment thereto or re-enactment thereof for
the time being in force), the Foreign Exchange
Management Act, 1999, the Issue of Foreign
Currency Convertible Bonds and Ordinary
Shares (Through Depository Receipt Mechanism)
Scheme, 1993, Regulations for Qualified
Institutions Placement contained in Chapter VIII
of the Securities and Exchange Board of India
(Issue of Capital & Disclosure Requirements)
Regulations, 2009, the notifications issued by the
Reserve Bank of India ("RBI") and other
applicable laws, listing agreement entered into by
the Company with the stock exchanges where
the shares of the Company are listed, Articles of
Association and subject to all other statutory and
CONTD				Management	For	For
CONT	CONTD regulatory approval(s), consent(s),
permission(s) and/or sanction(s) of-the
Government of India, RBI, Securities and
Exchange Board of India ("SEBI")-and all other
concerned authorities (hereinafter singly or
collectively-referred to as the "Appropriate
Authorities") as may be required, and subject-to
such terms, conditions and modifications as may
be prescribed by any of-the Appropriate
Authorities while granting any such approval,
consent,-permission and/ or sanction and agreed
to by the Board of Directors of the-Company (the
"Board") (which term shall be deemed to include
any Committee-which the Board may have
constituted or hereafter constitute for the time-
being exercising the powers conferred on the
Board by this resolution), which-the Board be and
is hereby authorised to accept, if it thinks fit in
the-CONTD				Non-Voting
CONT	CONTD interest of the Company, the Board be
and is hereby authorised to-create, issue, offer
and allot equity shares and/or securities in one or
more-tranches, whether denominated in rupee or
foreign currency(ies), in the-course of
international and/or domestic offering(s) in one or
more foreign-market(s), for a value of upto INR
2,000 crore (Rupees Two thousand crore-only)
including Equity Shares and/or Other Financial
Instruments ("OFIs")-through Qualified
Institutions Placement ("QIP") basis to Qualified-
Institutional Buyers ("QIB"), Global Depository
Receipts ("GDRs"), American-Depository
Receipts ("ADRs"), Foreign Currency Convertible
Bonds ("FCCBs"),-any other Depository Receipt
Mechanism and/or convertible into Equity
Shares-(either at the option of the Company or
the holders thereof) at a later date,-any such
CONTD				Non-Voting
CONT	CONTD instrument or security including
Debentures or Bonds or Foreign-Currency
Convertible Bonds ("FCCBs")  being either with
or without detachable-warrants attached thereto
entitling the warrant holder to apply for Equity-
Shares/instruments or securities including Global
Depository Receipts and-American Depository				Non-Voting			None
Receipts representing Equity Shares (hereinafter-
collectively referred to as the "Securities") or any
combination of Equity-Shares with or without
premium, to be subscribed to in Indian and/or
any-foreign currency(ies) by resident or non-
resident/foreign investors (whether-institutions
and/or incorporated bodies and/or individuals
and/or trusts-and/or otherwise)/ Foreign
Institutional Investors ("FIIs")/ Mutual Funds/-
Pension Funds/ Venture Capital Funds/ Banks
and such other persons or-entities, whether or
CONTD
CONT	CONTD not such investors are members of the
Company, to all or any of them,-jointly or
severally through prospectus, offer document
and/or  other letter-or circular ("Offer Document")
and/or on private placement basis, from time-to
time in one or more tranches as may be deemed
appropriate by the Board and-such issue and
allotment to be made on such occasion or
occasions, at such-value or values, at a discount
or at a premium to the market price prevailing-at
the time of the issue and in such form and
manner and on such terms and-conditions or
such modifications thereto as the Board may
determine in-consultation with the Lead
Manager(s) and/or Underwriters and/or other-
Advisors, with authority to retain oversubscription
upto such percentage as-may be permitted by
the Appropriate Authorities, at such price or
prices, at-CONTD				Non-Voting
CONT	CONTD such interest or additional interest, at a
discount or at a premium on-the market price or
prices and in such form and manner and on such
terms and-conditions or such modifications
thereto, including the number of Securities-to be
issued, face value, rate of interest, redemption
period, manner of-redemption, amount of
premium on redemption/ prepayment, number of
further-equity shares, to be allotted on
conversion/ redemption/extinguishment of-
debt(s), exercise of rights attached to the
warrants, the ratio of exchange-of shares and/or
warrants and/or any other financial instrument,
period of-conversion, fixing of record date or
book closure and all other related or-incidental
matters as the Board may in its absolute
discretion think fit and-decide in consultation with
the Appropriate Authority(ies), the Merchant-
CONTD				Non-Voting
CONT	CONTD Banker(s) and/or Lead Manager(s)
and/or Underwriter(s) and/or-Advisor(s) and/or
such other person(s), but without requiring any
further-approval or consent from the
shareholders and also subject to the applicable-
regulations for the time being in force. Resolved
further that a minimum of-10% of the Securities
issued pursuant to said regulations shall be
allotted-to mutual funds and if no mutual fund is
agreeable to take up the minimum-portion or any
part thereof, then such minimum portion or part
thereof may be-allotted to other QIB(s) or				Non-Voting			None
otherwise. Resolved Further That the Relevant-
Date for determining the pricing of the securities
whether on Qualified-Institutional Placement to
QIBs as per the provisions of Chapter VIII of
SEBI-(Issue of Capital & Disclosure
Requirements) Regulations, 2009  or issue of-
equity CONTD
CONT	CONTD shares underlying the Global Depository
Receipts or securities issued-on conversion of
FCCBs is the date of the meeting in which the
Board decides-to open the proposed issue or
such date, if any, as may be notified by SEBI-or
the RBI or any Appropriate Authority from time to
time. Resolved Further-That the Board be and is
hereby authorised to allot further shares up to 15-
(fifteen) percent of its issue size to the
Stabilisation Agent by availing-the Green Shoe
Option subject to the provisions of relevant SEBI
Regulations-and enter into and execute all such
agreements and arrangements with any-
Merchant Banker or Book Runner, as the case
may be, involved or concerned in-such offerings
of Securities and to pay all such fee/expenses as
may be-mutually agreed between the Company
and the said Stabilisation Agent. CONTD				Non-Voting
CONT	CONTD Resolved Further That the Board be and
is hereby authorised to enter-into and execute all
such agreements and arrangements with any
Lead-Manager(s), Co-Lead Manager(s),
Manager(s), Advisor(s), Underwriter(s),-
Guarantor(s), Depository(ies), Custodian(s),
Trustee, Stabilisation Agent,-Banker/Escrow
Banker to the Issue and all such agencies as
may be involved or-concerned in such offerings
of Securities and to remunerate all such
agencies-by way of commission, brokerage, fees
or the like, and also to seek the-listing of such
Securities in one or more Indian/International
Stock-Exchanges. Resolved Further That the
Board and/or an agency or body-authorised by
the Board may issue Depository Receipt(s) or
Certificate(s),-representing the underlying
securities issued by the Company in registered
or-bearer form with such CONTD				Non-Voting
CONT	CONTD features and attributes as are prevalent
in Indian and/or International-Capital Markets for
the instruments of this nature and to provide for
the-tradability or free transferability thereof, as
per the Indian/International-practices and
regulations and under the norms and practices
prevalent in the-Indian/ International Markets.
Resolved Further That the Board be and is-
hereby authorised to issue and allot such number
of further equity shares as-may be required to be
issued and allotted upon conversion of any
Securities-or as may be necessary in accordance
with the terms of the offering, all such-further
equity shares ranking pari-passu with the existing
equity shares of-the Company in all respects
except provided otherwise under the terms of-
issue and in the offer document. Resolved
Further That subject to the CONTD				Non-Voting
CONT	CONTD existing law and regulations, such
Securities to be issued, that are-not subscribed,
may be disposed of by the Board to such
person(s) and in such-manner and on such terms
as the Board may in its absolute discretion think-
most beneficial to the Company, including
offering or placing them with-resident or non-
resident/ foreign investor(s) (whether institutions
and/or-incorporated bodies and/or individuals
and/or trusts and/or otherwise)/-Foreign
Institutional Investors ("FIIs")/ Qualified
Institutional Buyers-("QIBs")/ Mutual Funds/
Pension Funds/ Venture Capital Funds/ Banks
and/or-Employees and Business Associates of
the Company or such other person(s) or-
entity(ies) or otherwise, whether or not such
investors are members of the-Company, as the
Board may in its absolute discretion decide.
Resolved Further-That CONTD				Non-Voting
CONT	CONTD for the purpose of giving effect to the
above resolutions, the Board be-and is hereby
authorised on behalf of the Company to agree to
and make and-accept such conditions,
modifications and alterations stipulated by any of-
the relevant authorities while according
approvals, consents or permissions-to the issue
as may be considered necessary, proper and
expedient and to do-all such acts, deeds, matters
and things as it may, in its absolute-discretion,
deem necessary or desirable for such purpose,
including without-limitation the entering into of
underwriting, marketing, depository and-
custodian arrangements and with power on
behalf of the Company to settle any-questions,
difficulties or doubts that may arise in regard to
any such-issue(s)/ offer(s) or allotment(s) or
otherwise and utilisation of the issue-proceeds
and CONTD				Non-Voting
CONT	CONTD / or otherwise to alter or modify the
terms of issue, if any, as it may-in its absolute
discretion deem fit and proper without being
required to seek-any further consent or approval
of the Company to the end and intent that the-
Company shall be deemed to have given its
approval thereto expressly by the-authority of this
resolution. Resolved further that to the extent
permissible-under Law, the Board be and is
hereby authorised to delegate all or any of-the
powers herein conferred by this resolution on it,
to any Committee of-Directors or any person or
persons, as it may in its absolute discretion
deem-fit in order to give effect to this resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	551,003	11-Jan-2012		03-Feb-2012
SIEMENS LTD
Security		Y7934G137		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		13-Feb-2012
ISIN		INE003A01024		Agenda		703567074 - Management
Record Date				Holding Recon Date		09-Feb-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		03-Feb-2012
SEDOL(s)		B15T569 - B3BJT21		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	For the purpose of considering and, if thought fit,
approving with or without modification(s), the
proposed arrangement embodied in the scheme
of amalgamation (hereinafter referred to as
scheme) of (i) Siemens Val Metals Technologies
PVT. LTD. and (ii) Morgan Construction
Company India PVT. LTD with Siemens Limited
and their respective shareholders and creditors				Management	For	For
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTION NO. 1. THANK YOU				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE RECEIPT OF VOTING OPTION
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	103,609	14-Jan-2012		09-Feb-2012
TIGER BRANDS LTD
Security		S84594142		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Feb-2012
ISIN		ZAE000071080		Agenda		703582848 - Management
Record Date		03-Feb-2012		Holding Recon Date		03-Feb-2012
City /	Country	SANDTON /	South Africa	Vote Deadline Date		07-Feb-2012
SEDOL(s)		B0J4PP2 - B0MHHG3 - B0N4871		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 938382 DUE TO
DELETION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
O.1		To receive and adopt annual financial statements		Management	For	For
O1.21		To re-elect O Ighodaro		Management	For	For
O1.22		To re-elect R M W Dunne		Management	For	For
O1.23		To re-elect P B Matlare		Management	For	For
O1.24		To re-elect B L Sibiya		Management	For	For
O.1.3		To consider and endorse by way of a non-binding advisory vote the companies remuneration policy		Management	For	For
O1.41		To re-elect R M W Dunne as a member of the audit committee		Management	For	For
O1.42		To re-elect K D K Mokhele as a member of the audit committee		Management	For	For
O1.43		To re-elect R D Nisbet as a member of the audit committee		Management	For	For
2.1S1		To approve the remuneration payable to non- executive directors including the chairman and deputy chairman		Management	For	For
2.2S2		To approve the remuneration payable to non- executive directors who participate in the subcommittees of the board		Management	For	For
2.3S3		To increase the fees payable to non-executive directors who attend special meetings of the board and who undertake additional work		Management	For	For
2.4S4		To approve the acquisition by the company and/or its subsidiaries of shares in the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	1,747	24-Jan-2012		07-Feb-2012
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	1,476	24-Jan-2012		07-Feb-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	241,252	24-Jan-2012		07-Feb-2012
SHANDA INTERACTIVE ENTERTAINMENT LIMITED
Security		81941Q203		Meeting Type		Special
Ticker Symbol		SNDA		Meeting Date		14-Feb-2012
ISIN		US81941Q2030		Agenda		933545785 - Management
Record Date		18-Jan-2012		Holding Recon Date		18-Jan-2012
City /	Country	/	China	Vote Deadline Date		07-Feb-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01	TO APPROVE AND ADOPT THE AGREEMENT
AND PLAN OF MERGER DATED NOVEMBER
22, 2011 (THE "MERGER AGREEMENT"),
AMONG PREMIUM LEAD COMPANY LIMITED,
NEW ERA INVESTMENT HOLDING LTD. AND
SHANDA INTERACTIVE ENTERTAINMENT
LIMITED (THE "COMPANY"), AND THE
TRANSACTIONS CONTEMPLATED BY THE
MERGER AGREEMENT, INCLUDING THE
MERGER				Management	For	For
02		TO AUTHORIZE THE DIRECTORS TO DO ALL THINGS NECESSARY TO GIVE EFFECT TO THE MERGER AGREEMENT		Management	For	For
03	TO APPROVE ANY MOTION TO ADJOURN OR
POSTPONE THE EXTRAORDINARY GENERAL
MEETING IN ORDER TO ALLOW THE
COMPANY TO SOLICIT ADDITIONAL PROXIES
IN THE EVENT THAT THERE ARE
INSUFFICIENT PROXIES RECEIVED AT THE
TIME OF THE EXTRAORDINARY GENERAL
MEETING TO PASS THE SPECIAL
RESOLUTIONS TO BE PROPOSED AT THE
EXTRAORDINARY GENERAL MEETING				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	000EGShares Consumer Goods GEMS ETF	THE BANK OF NEW YORK MELLON	324	24-Jan-2012		24-Jan-2012
REUNERT LTD
Security		S69566156		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		15-Feb-2012
ISIN		ZAE000057428		Agenda		703518716 - Management
Record Date		03-Feb-2012		Holding Recon Date		03-Feb-2012
City /	Country	WOODMEAD /	South Africa	Vote Deadline Date		09-Feb-2012
SEDOL(s)		5842478 - 6728726 - B05H8V2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Re elect Mr SG Pretorius as director		Management	For	For
O.2		Re elect Mr DJ Rawlinson as director		Management	For	For
O.3		Re elect Ms KW Mzondeki as director		Management	For	For
O.4		Re elect Ms MC Krog as director		Management	For	For
O.5		Re elect Mr R van Rooyen as director		Management	For	For
O.6		Reappointment of Deloitte and Touche Limited as auditors of the company		Management	For	For
O.7		Reservation of shares in respect of the Reunert 1985 Share Option Scheme and the Reunert 1988 Share Purchase Scheme		Management	For	For
O.8		Reservation of shares in respect of the Reunert 2006 Share Option Scheme		Management	For	For
O.9		Endorsement of the remuneration policy		Management	For	For
O.10		Election of Mr R van Rooyen as a member of the audit committee		Management	For	For
O.11		Election of Ms YZ Cuba as a member of the audit committee		Management	For	For
O.12		Election of Mr SD Jagoe as a member of the audit committee		Management	For	For
O.13		Election of Ms KW Mzondeki as a member of the audit committee		Management	For	For
O.14		Signature of documents		Management	For	For
S.1		General authority to repurchase shares where shares are repurchased from directors or officers or more than 5 percent of shares are being repurchased		Management	For	For
S.2		Approval of directors remuneration		Management	For	For
S.3		Amendment of Article 88 of the MOI. Written resolutions of directors		Management	For	For
S.4		General approval of financial assistance to related or inter related parties in terms of section 45 of the Companies Act		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN NUMBERING OF
RESOLUTIONS-AND CHANGE IN SPELLING
OF NAME IN RESOLUTIONS O.5 AND O.10. IF
YOU HAVE ALREAD-Y SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE T-O AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	95,002	22-Dec-2011		09-Feb-2012
JD GROUP LTD
Security		S40920118		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-Feb-2012
ISIN		ZAE000030771		Agenda		703509402 - Management
Record Date		10-Feb-2012		Holding Recon Date		10-Feb-2012
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		09-Feb-2012
SEDOL(s)		6396907 - 6479648 - B1809Y5 - B1GM987		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		To adopt the consolidated annual financial statements for the financial year ended 31 August 2011, including the Directors' report, the Auditors report and Audit committee report		Management	For	For
O.2.1		To reappoint the firm Deloitte & Touche as auditors of the Group for the period until the next AGM		Management	For	For
O.2.2		To appoint Mr Brian Escott of the firm Deloitte & Touche as the individual designated auditor for the period until the next AGM		Management	For	For
O31.1		To re-elect Mr Ian Thompson (as executive director) in terms of rotation requirements		Management	For	For
O31.2		To re-elect Mr Richard Chauke (as executive director) in terms of rotation requirements		Management	For	For
O31.3		To re-elect Mr Martin Shaw (as non-executive director) in terms of rotation requirements		Management	For	For
O31.4		To re-elect Mrs Maureen Lock (as non-executive director) in terms of rotation requirements		Management	For	For
O31.5		To re-elect Mr Gunter Steffens (as non-executive director) in terms of rotation requirements		Management	For	For
O32.1		To confirm Ms Nerina Bodasing, non-executive director who was appointed by the board on 1 September 2011		Management	For	For
O32.2		To confirm Mr Matsobane Matlwa, non-executive director who was appointed by the board on 1 September 2011		Management	For	For
O4.1		Election of Mr Martin Shaw (Chairman), to serve as member of the JD Group Audit committee		Management	For	For
O4.2		Election of Dr Len Konar, to serve as member of the JD Group Audit committee		Management	For	For
O4.3		Election of Mr Gunter Steffens, to serve as member of the JD Group Audit committee		Management	For	For
O.5		To place 3,500 000 of the Company's shares under the control of the directors to allot and issue for purposes of the SAR Scheme		Management	For	For
O.6		To place 21,983 000 of the Company's shares under the control of the directors for purposes other than the SAR Scheme for them to issue and allot as they deem fit		Management	For	For
O.7		General authority to directors to distribute to shareholders any share capital, share premium and/or reserves of the Company with or without the right to receive shares as a capitalisation award		Management	For	For
O.8		General authority to directors to issue debentures convertible into ordinary shares up to a maximum of 21 983 000 ordinary shares as the directors may deem fit		Management	For	For
O.9	Non-binding resolution by shareholders to
endorse the Company's Remuneration Policy and
approach containing the guiding principles for
application to staff and directors of JD Group
during the 2012 financial year				Management	For	For
10S11		To approve the non-executive directors' fees for the 2012 financial year, commencing on 1 September 2011 as set out in the Notice		Management	For	For
10S12		To mandate the board to determine and pay fair and responsible remuneration to the executive directors in accordance with the guiding principles of the Company's Remuneration policy		Management	For	For
11S.2		To authorise the directors to provide direct or indirect financial assistance to any related or inter-related company by way of a general authority in terms of section 45(3)(a)(ii) of the Act		Management	For	For
12S.3		To authorise the Company and/or a subsidiary to repurchase securities issued by the Company on terms as the directors may deem fit		Management	For	For
13		To transact such other business as may be transacted at an AGM		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	179,606	15-Dec-2011		13-Feb-2012
FORTIS HEALTHCARE LTD
Security		Y26160104		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		18-Feb-2012
ISIN		INE061F01013		Agenda		703584361 - Management
Record Date		13-Jan-2012		Holding Recon Date		13-Jan-2012
City /	Country	TBD /	India	Vote Deadline Date		09-Feb-2012
SEDOL(s)		B1XC098		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Special Resolution under Section 21 and other
applicable provisions of the Companies Act,
1956, If any, for the  Change of name of the
Company from "Fortis Healthcare (India) Limited"
to "Fortis Healthcare Limited"				Management	For	For
2		Ordinary Resolution under Section 269 and other applicable provisions of the Companies Act, 1956, if any, for the Appointment of Mr. Malvinder Mohan Singh as an "Executive Chairman" of the Company		Management	For	For
3		Ordinary Resolution under Section 269 and other applicable provisions of the Companies Act, 1956, if any, for the Appointment of Mr. Balinder Singh Dhillon as an "Executive Director" of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	116,097	25-Jan-2012		09-Feb-2012
HUANENG POWER INTERNATIONAL INC, BEIJING
Security		Y3744A105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-Feb-2012
ISIN		CNE1000006Z4		Agenda		703544444 - Management
Record Date		31-Jan-2012		Holding Recon Date		31-Jan-2012
City /	Country	BEIJING /	China	Vote Deadline Date		10-Feb-2012
SEDOL(s)		5788839 - 6099671 - 6441904 - B01XLD7 - B16TW67		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0105/LTN20120105859.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.THANK YOU		Non-Voting
1		To consider and approve the "Resolution regarding the change in director" : Mr. Guo Hongbo		Management	For	For
2	To consider and approve the "Resolution
regarding the 2012 Continuing Connected
Transactions between the Company and
Huaneng Group", including Huaneng Group
Framework Agreement and the transaction caps
thereof				Management	For	For
3	To consider and approve the "Resolution
regarding the 2012 to 2014 Continuing
Connected Transactions between the Company
and Huaneng Finance", including Huaneng
Finance Framework Agreement and the
transaction caps thereof				Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 1. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	1,488,000	07-Jan-2012		13-Feb-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	677,012	07-Jan-2012		13-Feb-2012
POWER GRID CORP OF INDIA LTD, GURGAON
Security		Y7028N105		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		21-Feb-2012
ISIN		INE752E01010		Agenda		703571415 - Management
Record Date		06-Jan-2012		Holding Recon Date		06-Jan-2012
City /	Country	TBD /	India	Vote Deadline Date		09-Feb-2012
SEDOL(s)		B233HS6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Inclusion of additional projects for utilization & rescheduling of Powergrid's FPO Proceeds		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGS UTILITIES MAURITIUS	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	29,656	19-Jan-2012		09-Feb-2012
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,571,798	19-Jan-2012		09-Feb-2012
GODREJ CONSUMER PRODUCTS LTD
Security		Y2732X135		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-Feb-2012
ISIN		INE102D01028		Agenda		703587622 - Management
Record Date				Holding Recon Date		16-Feb-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		10-Feb-2012
SEDOL(s)		B1BDGY0 - B3BHH32		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Preferential allotment of Equity shares		Management	For	For
2		Commission on profits to Non Executive Directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	19,584	31-Jan-2012		10-Feb-2012
HUANENG POWER INTERNATIONAL, INC.
Security		443304100		Meeting Type		Special
Ticker Symbol		HNP		Meeting Date		21-Feb-2012
ISIN		US4433041005		Agenda		933545545 - Management
Record Date		17-Jan-2012		Holding Recon Date		17-Jan-2012
City /	Country	/	United States	Vote Deadline Date		08-Feb-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		TO CONSIDER AND APPROVE THE "RESOLUTION REGARDING THE CHANGE IN DIRECTOR"		Management	For	For
O2	TO CONSIDER AND APPROVE THE
"RESOLUTION REGARDING THE 2012
CONTINUING CONNECTED TRANSACTIONS
BETWEEN THE COMPANY AND HUANENG
GROUP", INCLUDING HUANENG GROUP
FRAMEWORK AGREEMENT AND THE
TRANSACTION CAPS THEREOF				Management	For	For
O3	TO CONSIDER AND APPROVE THE
"RESOLUTION REGARDING THE 2012 TO
2014 CONTINUING CONNECTED
TRANSACTIONS BETWEEN THE COMPANY
AND HUANENG FINANCE", INCLUDING
HUANENG FINANCE FRAMEWORK
AGREEMENT AND THE TRANSACTION CAPS
THEREOF				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	1,388	21-Jan-2012		23-Jan-2012
KUALA LUMPUR KEPONG BHD
Security		Y47153104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Feb-2012
ISIN		MYL2445OO004		Agenda		703536839 - Management
Record Date				Holding Recon Date		17-Feb-2012
City /	Country	PERAK /	Malaysia	Vote Deadline Date		14-Feb-2012
SEDOL(s)		0497583 - 6497413 - 6497446 - B124Z34		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the financial statements for the year ended 30 September 2011 and the Directors' and Auditors' reports thereon		Management	For	For
2		To approve the payment of a final single tier dividend of 70 sen per share		Management	For	For
3		To re-elect Dato' Lee Hau Hian as Director who retires by rotation in accordance with Article 91(A) of the Company's Articles of Association		Management	For	For
4		To re-elect Dato' Yeoh Eng Khoon as Director who retires by rotation in accordance with Article 91(A) of the Company's Articles of Association		Management	For	For
5	To consider and, if thought fit, pass a resolution
pursuant to Section 129(6) of the Companies Act,
1965 to re-appoint Tan Sri Datuk Seri Thong Yaw
Hong as Director of the Company and to hold
office until the next Annual General Meeting of
the Company				Management	For	For
6	To consider and, if thought fit, pass a resolution
pursuant to Section 129(6) of the Companies Act,
1965 to re-appoint R. M. Alias as Director of the
Company and to hold office until the next Annual
General Meeting of the Company				Management	For	For
7	To consider and, if thought fit, pass a resolution
pursuant to Section 129(6) of the Companies Act,
1965 to re-appoint Datuk Abdul Rahman bin
Mohd. Ramli as Director of the Company and to
hold office until the next Annual General Meeting
of the Company				Management	For	For
8		To fix and approve Directors' fees for the year ended 30 September 2011 amounting to RM1,180,000. (2010: RM1,165,466)		Management	For	For
9		To re-appoint Auditors and to authorise the Directors to fix their remuneration		Management	For	For
10		Proposed authority to buy back its own shares by the company of an aggregate number of shares not exceeding 10% of the issued and paid-up share capital of the company		Management	For	For
11		Proposed shareholders' mandate for recurrent related party transactions		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	3,800	30-Dec-2011		15-Feb-2012
TRAVELSKY TECHNOLOGY LTD
Security		Y8972V101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		22-Feb-2012
ISIN		CNE1000004J3		Agenda		703543579 - Management
Record Date		20-Jan-2012		Holding Recon Date		20-Jan-2012
City /	Country	BEIJING /	China	Vote Deadline Date		13-Feb-2012
SEDOL(s)		6321954 - B01DRR3 - B1BJTR2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0105/LTN20120105458.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL THE RESOLUTIONS. THANK YOU		Non-Voting
1	To consider and approve the grant of a general
mandate with a three-year term ending 31
December 2014 to the Directors of the Company
("Directors") to carry out the CE Airline
Transaction and the Eastern Wuhan Airline
Transaction (as defined in the circular ("Circular")
of the Company dated 6 January 2012), and all
the transactions contemplated thereunder; and
the Annual Caps (as defined in the Circular) for
the transactions contemplated under the CE
Airline Transaction and the Eastern Wuhan
Airline Transaction for each of the three years
ending 31 December 2014 as shown in the
Circular				Management	For	For
2	To consider and approve the grant of a general
mandate with a three-year term ending 31
December 2014 to the Directors to carry out the
Southern Airline Transaction (as defined in the
Circular), and all the transactions contemplated
thereunder; and the Annual Caps (as defined in
the Circular) for the transactions contemplated
under the Southern Airline Transaction for each
of the three years ending 31 December 2014 as
shown in the Circular				Management	For	For
3	To consider and approve the grant of a general
mandate with a three-year term ending 31
December 2014 to the Directors to carry out the
Sichuan Airline Transaction (as defined in the
Circular), and all the transactions contemplated
thereunder; and the Annual Caps (as defined in
the Circular) for the transactions contemplated
under the Sichuan Airline Transaction for each of
the three years ending 31 December 2014 as
shown in the Circular				Management	For	For
4(a)	To approve, confirm and ratify the termination of
appointment of PricewaterhouseCoopers and
PricewaterhouseCoopers Zhong Tian CPAs
Limited Company as the international Auditor and
PRC Auditor of the Group (as defined in the
Circular) for the year 2011				Management	For	For
4(b)		To approve, confirm and ratify the appointment of Baker Tilly Hong Kong and Baker Tilly China as the international Auditor and PRC Auditor of the Group for a term ending on the date of the EGM		Management	For	For
4(c)	To consider and approve the appointment of
Baker Tilly Hong Kong and Baker Tilly China as
the international Auditor and PRC Auditor of the
Group respectively for a term until the conclusion
of the next annual general meeting of the
Company				Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF RECORD DATE. IF YOU
HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU D-ECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	35,000	06-Jan-2012		14-Feb-2012
INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
Security		ADPV10686		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		23-Feb-2012
ISIN		CNE1000003G1		Agenda		703543771 - Management
Record Date		20-Jan-2012		Holding Recon Date		20-Jan-2012
City /	Country	BEIJING /	China	Vote Deadline Date		14-Feb-2012
SEDOL(s)		B1G1QD8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and approve the bank's fixed assets investment budget for 2012		Management	For	For
2		To consider and approve the appointment of Mr. Or Ching Fai as an independent non-executive director of the bank		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	823,680	06-Jan-2012		15-Feb-2012
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	456,240	06-Jan-2012		15-Feb-2012
CEMEX SAB DE CV, GARZA GARCIA
Security		P2253T133		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Feb-2012
ISIN		MXP225611567		Agenda		703589412 - Management
Record Date		10-Feb-2012		Holding Recon Date		10-Feb-2012
City /	Country	NUEVO LEON /	Mexico	Vote Deadline Date		15-Feb-2012
SEDOL(s)		2183578 - 2406457 - B02V9V4 - B2Q3M99		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	Presentation of the report from the general
director, including the financial statements,
results, cash flow statement and statement of
variation of the capital, and of the report from the
board of directors, for the 2011 fiscal year, in
accordance with that which is established by the
securities market law,their discussion and
approval, if deemed appropriate, after taking
cognizance of the opinion of the board of
directors regarding the report from the general
director, the report from the audit and corporate
practices committees, the report regarding the
accounting policies and criteria adopted and the
report regarding the review of the fiscal situation
of the company				Management	For	For
II		Resolution regarding the plan for the allocation of profit		Management	For	For
III	Proposal to increase the share capital in its
variable part through a. capitalization of retained
profit, and b. issuance of treasury shares to
preserve the rights of the bond holders because
of the issuance of convertible bonds made by the
company				Management	For	For
IV	Proposal a. to extend for up to five years the
current plan for the acquisition of shares by
employees, officers and managers, and b. to
increase the share capital in its variable part
through the issuance of treasury shares to be
subscribed for and paid in accordance with the
terms and conditions of the plan, without the
preemptive right applying in accordance with
article 8 of the corporate bylaws				Management	For	For
V		Appointment of members of the board of directors, members and chairperson of the audit, corporate practices and finance committees		Management	For	For
VI		Remuneration for the members of the board of directors and of the audit, corporate practices and finance committees		Management	For	For
VII		Designation of the person or persons charged with formalizing the resolutions passed		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	121,761	02-Feb-2012		16-Feb-2012
CEMEX, S.A.B. DE C.V
Security		151290889		Meeting Type		Annual
Ticker Symbol		CX		Meeting Date		23-Feb-2012
ISIN		US1512908898		Agenda		933550003 - Management
Record Date		23-Jan-2012		Holding Recon Date		23-Jan-2012
City /	Country	/	Mexico	Vote Deadline Date		17-Feb-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I		PRESENTATION OF REPORT BY THE CHIEF EXECUTIVE OFFICER, INCLUDING COMPANY'S FINANCIAL STATEMENTS, REPORT OF CHANGES IN FINANCIAL SITUATION & VARIATIONS OF CAPITAL STOCK		Management	For	For
II		RESOLUTION ON ALLOCATION OF PROFITS		Management	For	For
III	PROPOSAL TO INCREASE THE CAPITAL
STOCK OF THE COMPANY IN ITS VARIABLE
PORTION THROUGH: (A) CAPITALIZATION OF
RETAINED EARNINGS; AND (B) ISSUANCE OF
TREASURY SHARES IN ORDER TO
PRESERVE THE RIGHTS OF CONVERTIBLE
NOTE HOLDERS PURSUANT TO THE
COMPANY'S ISSUANCES OF CONVERTIBLE
NOTES				Management	For	For
IV	PROPOSAL TO: A) EXTEND UP TO 5 YEARS
CURRENT OPTIONAL STOCK PURCHASE
PROGRAM FOR EMPLOYEES, OFFICERS, &
MEMBERS OF BOARD; & B) INCREASE
CAPITAL STOCK IN ITS VARIABLE PORTION
THROUGH ISSUANCE OF TREASURY
SHARES TO BE SUBSCRIBED & PAID
PURUSANT TO TERMS AND CONDITIONS OF
OPTIONAL STOCK PURCHASE PROGRAM				Management	For	For
V		APPOINTMENT OF DIRECTORS, MEMBERS AND PRESIDENT OF THE AUDIT, CORPORATE PRACTICES AND FINANCE COMMITTEES		Management	For	For
VI		COMPENSATION OF THE MEMBERS OF THE BOARD OF DIRECTORS AND OF THE AUDIT, CORPORATE PRACTICES AND FINANCE COMMITTEES		Management	For	For
VII		APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	000EGShares Industrials GEMS ETF	THE BANK OF NEW YORK MELLON	7,409	04-Feb-2012		06-Feb-2012
JAIPRAKASH ASSOCIATES LTD
Security		Y42539117		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		25-Feb-2012
ISIN		INE455F01025		Agenda		703586480 - Management
Record Date				Holding Recon Date		23-Feb-2012
City /	Country	NOIDA /	India	Vote Deadline Date		14-Feb-2012
SEDOL(s)		B01GVY7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering, and if thought fit,
approving, with or without modification(s), the
Scheme of Arrangement between the Applicant
Companies as aforesaid and their respective
shareholders and the creditors and at such
meeting and any adjournment thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	34,969	28-Jan-2012		21-Feb-2012
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,152,120	28-Jan-2012		14-Feb-2012
CHINA COSCO HOLDINGS CO. LTD, TIANJIN
Security		Y1455B106		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		28-Feb-2012
ISIN		CNE1000002J7		Agenda		703551588 - Management
Record Date		27-Jan-2012		Holding Recon Date		27-Jan-2012
City /	Country	HONGKONG /	China	Vote Deadline Date		23-Feb-2012
SEDOL(s)		B0B8Z18 - B0CL356 - B0YK588		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0110/LTN20120110006.pdf-and
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0110/LTN20120110008.p-df				Non-Voting
1.i	To elect the director of the Company and to
authorise the board of directors of the Company
(the "Board") to enter into service contracts with
each of the newly elected directors of the
Company subject to such terms and conditions
as the Board shall think fit and to do such acts
and things to give effect to such matters: Mr. Li
Yunpeng				Management	For	For
1.ii	To elect the director of the Company and to
authorise the board of directors of the Company
(the "Board") to enter into service contracts with
each of the newly elected directors of the
Company subject to such terms and conditions
as the Board shall think fit and to do such acts
and things to give effect to such matters: Mr.
Jiang Lijun				Management	For	For
2.i	To elect the supervisor of the Company and to
authorise the Board to enter into service
contracts with each of the newly elected
supervisors of the Company subject to such
terms and conditions as the Board shall think fit
and to do such acts and things to give effect to
such matters: Mr. Song Dawei				Management	For	For
2.ii	To elect the supervisor of the Company and to
authorise the Board to enter into service
contracts with each of the newly elected
supervisors of the Company subject to such
terms and conditions as the Board shall think fit
and to do such acts and things to give effect to
such matters: Dr. Zhang Jianping				Management	For	For
3	To consider and, if thought fit, to approve the
provision of guarantee by the Company to The
Export-Import Bank of China for the
USD100,000,000 revolving loan facilities to be
granted to COSCO Bulk Carrier Co., Ltd. (a
wholly-owned subsidiary of the Company)				Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO ADDITIONAL URL LINK. IF YOU HAVE
AL-READY SENT IN YOUR VOTES, PLEASE
DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	29,500	11-Jan-2012		24-Feb-2012
PETROLEO BRASILEIRO S.A. - PETROBRAS
Security		71654V408		Meeting Type		Special
Ticker Symbol		PBR		Meeting Date		28-Feb-2012
ISIN		US71654V4086		Agenda		933553390 - Management
Record Date		14-Feb-2012		Holding Recon Date		14-Feb-2012
City /	Country	/	United States	Vote Deadline Date		23-Feb-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I.	APPROVAL OF THE AMENDMENT OF THE
COMPANY'S BY-LAWS, IN ORDER TO
INCREASE THE NUMBER OF MEMBERS OF
THE EXECUTIVE BOARD FROM ONE CHIEF
EXECUTIVE OFFICER AND SIX OFFICERS TO
ONE CHIEF EXECUTIVE OFFICER AND
SEVEN OFFICERS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT				Management	For	For
II.	THE ELECTION OF MEMBER OF BOARD OF
DIRECTORS, CHIEF EXECUTIVE OFFICER
MARIA DAS GRACAS SILVA FOSTER,
APPOINTED BY THE CONTROLLING
SHAREHOLDER, IN COMPLIANCE TO THE
ARTICLE 150 OF THE CORPORATIONS ACT
(LAW NO 6.404/1976) AND THE ARTICLE 25
OF THE COMPANY'S BY-LAWS				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	18,205	22-Feb-2012		22-Feb-2012
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	33,405	22-Feb-2012		22-Feb-2012
GUANGZHOU AUTOMOBILE GROUP CO., LTD, PRC
Security		Y2931M104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		29-Feb-2012
ISIN		CNE100000Q35		Agenda		703567935 - Management
Record Date		27-Jan-2012		Holding Recon Date		27-Jan-2012
City /	Country	GUANGZHOU /	China	Vote Deadline Date		20-Feb-2012
SEDOL(s)		B3MRNP5 - B433995 - B5KRNR3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0113/LTN20120113455.pdf		Non-Voting
1.a	Resolution in respect of the adoption and
implementation of the H Share Appreciation
Rights Scheme of the Company: That the H
Share Appreciation Rights Scheme of the
Company, a summary of the terms of which is set
out in the circular (the "Circular") dated 14
January 2012 which has been delivered to the
Shareholders of the Company, be and is hereby
adopted and approved				Management	For	For
1.b	Resolution in respect of the adoption and
implementation of the H Share Appreciation
Rights Scheme of the Company: That the initial
grant of 35,850,000 H Share Appreciation Rights
pursuant to the H Share Appreciation Rights
Scheme, the details of allocation of which is set
out in the Circular, be and is hereby approved				Management	For	For
1.c	Resolution in respect of the adoption and
implementation of the H Share Appreciation
Rights Scheme of the Company: That the Board
be and is hereby authorised to handle all matters
relating to the H Share Appreciation Rights
Scheme, including to adjust the price or number
of Share Appreciation Rights, amend the H Share
Appreciation Rights Scheme, determine and
formulate any matters relating to the H Share
Appreciation Rights Scheme, and do all such
acts, matters and things that are necessary,
expedient or desirable in respect of the H Share
Appreciation Rights Scheme in accordance with
the terms of the Share Appreciation Rights
Scheme and that all such actions of the Board be
and are hereby approved, ratified and confirmed				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	20,000	17-Jan-2012		21-Feb-2012
MPHASIS LTD
Security		Y6144V108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Mar-2012
ISIN		INE356A01018		Agenda		703590681 - Management
Record Date				Holding Recon Date		28-Feb-2012
City /	Country	BANGALORE /	India	Vote Deadline Date		20-Feb-2012
SEDOL(s)		6151593 - B3BJ3X0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited Balance Sheet as at 31 October 2011 and the Profit and Loss Account for the year ended on that date and the reports of the Directors and Auditors thereon		Management	For	For
2		To declare a dividend on equity shares		Management	For	For
3		To appoint a Director in place of Mr. Balu Doraisamy, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Dr. Friedrich Froeschl, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5	Resolved that M/s. S.R. Batliboi & Co., Chartered
Accountants(Registration No. 301003E) who
retire at the conclusion of this Annual General
Meeting, be and are hereby re-appointed as
Statutory Auditors of the Company till the
conclusion of the next Annual General Meeting at
a remuneration to be fixed by the Board of
Directors and billed progressively				Management	For	For
6	Resolved That in accordance with the provisions
of Sections 198, 269, 309, 310, 311 and other
applicable provisions, if any, read with schedule
XIII of the Companies Act, 1956, including any
statutory modification(s) or re-enactment(s)
thereof, for the time being in force, the Company
hereby approves the re-appointment of Mr. Balu
Ganesh Ayyar as Chief Executive Officer and
Whole time Director of the Company for a period
of five years with effect from 29 January 2012 on
the terms and conditions as set out in the
explanatory statement annexed to the Notice
convening this Meeting. CONTD				Management	For	For
CONT	CONTD Resolved Further That for the purpose of
giving effect to this-resolution, the Board of
Directors of the Company be and is hereby
authorized-to do all such acts, deeds and things
as are incidental thereto or as may be-deemed
necessary or desirable or to settle any question
or difficulty that-may arise in such manner as it
may deem fit without further reference to the-
Company in General Meeting				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	7,133	04-Feb-2012		20-Feb-2012
KIMBERLY-CLARK DE MEXICO SAB DE CV
Security		P60694117		Meeting Type		MIX
Ticker Symbol				Meeting Date		01-Mar-2012
ISIN		MXP606941179		Agenda		703602587 - Management
Record Date		22-Feb-2012		Holding Recon Date		22-Feb-2012
City /	Country	MEXICO D.F /	Mexico	Vote Deadline Date		24-Feb-2012
SEDOL(s)		2491914 - B01DL37 - B2Q3MQ6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT ONLY MEXICAN
NATIONALS HAVE VOTING RIGHTS AT THIS
MEETING.-IF YOU ARE A MEXICAN NATIONAL
AND WOULD LIKE TO SUBMIT YOUR VOTE
ON THIS-MEETING PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE. THANK
YOU				Non-Voting
I	Proposal to cancel up to 13,966,800 common,
nominative shares, with no par-value, that are
class I, representative of the fixed portion of the
share-capital, coming from the share repurchase
program, which are held in the-treasury of the
company, of which 7,285,500 are series A shares
and 6,681,300-are series B shares. Resolutions
in this regard				Non-Voting
II	Proposal to change the number of shares without
par value that currently-represent the share
capital of the company, through a split,
exchanging each-one of the shares in circulation
for three new shares with the same-
characteristics. Resolutions in this regard				Non-Voting
III	Proposal to amend article 5 of the corporate
bylaws of the company, to-reflect the
corresponding decrease in the fixed portion of the
share capital-resolved on in item I above and as
a consequence of the share split that is-referred
to in item II above. Resolutions in this regard				Non-Voting
IV	Presentation and, if deemed appropriate,
approval of the report from the-general director
prepared in accordance with article 172 of the
general-mercantile companies law, accompanied
by the opinion of the outside auditor,-regarding
the operations and results of the company for the
fiscal year that-ended on December 31, 2011, as
well as the opinion of the board of directors-
regarding the content of said report, presentation
and, if deemed-appropriate, approval of the
report from the board of directors that is-report
from the board of directors that is referred to in
article 172, line-B, of the general mercantile
companies law in which are contained the main-
accounting and information policies and criteria
followed in the preparation-of the financial
information of the company, presentation and, if
deemed-appropriate, CONTD				Non-Voting
CONT	CONTD approval of the individual and
consolidated financial statements of the-company
to December 31, 2011, and allocation of the
results from the fiscal-year, presentation and, if
deemed appropriate, approval of the report-
regarding the fulfillment of the fiscal obligations
that are the-responsibility of the company,
presentation and, if deemed appropriate,-
approval of the annual report regarding the
activities carried out by the-audit and corporate
practices committee. Resolutions in this regard				Non-Voting
V	Presentation and, if deemed appropriate,
approval of the proposal from the-board of
directors to pay a cash dividend, coming from the
balance of the net-fiscal profit account, in the
amount of MXN 1.20 per share, to each one of-
the common, nominative shares, without par
value, in circulation, of the-series A and B, after
having carried out the split that is referred to in-
item II of the agenda. Said dividend will be paid in
four installments of MXN-0.30 per share, on the
dates of April 3, July 5, October 4 and December
6,-2012. Resolutions in this regard				Non-Voting
VI	Appointment and or ratification of the full and
alternate members of the-board of directors, as
well as of the chairperson of the audit and
corporate-practices committee, classification
regarding independence of the members of-the
board of directors of the company, in accordance
with that which is-established in article 26 of the
securities market law. Resolutions in this-regard				Non-Voting
VII		Remuneration for the full and alternate members of the board of directors and-of the various committees, as well as for the secretary of the company.-Resolutions in this regard		Non-Voting
VIII	Presentation and, if deemed appropriate,
approval of the report from the-board of directors
regarding the policies of the company in regard to
the-acquisition of its own shares and, if deemed
appropriate, placement of the-same, proposal
and, if deemed appropriate, approval of the
maximum amount of-funds that can be allocated
to the purchase of the shares of the company for-
the 2012 fiscal year. Resolutions in this regard				Non-Voting
IX		Designation of delegates who will formalize and carry out the resolutions-passed by the extraordinary and annual general meeting of shareholders.-Resolutions in this regard		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	3,300
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	227,600
CENCOSUD SA
Security		P2205J100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		01-Mar-2012
ISIN		CL0000000100		Agenda		703603995 - Management
Record Date		24-Feb-2012		Holding Recon Date		24-Feb-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		27-Feb-2012
SEDOL(s)		B00R3L2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To amend that which was resolved on at the
general meeting of shareholders of Cencosud
S.A. held on April 29, 2011, at which it was
resolved to increase the capital of the Company
through the issuance of 270 million paid shares in
a single series and with no par value, with the
object of resolving that one part of said shares
can be offered, in accordance with that
determined by the Board of Directors, on a
securities market abroad				Management	For	For
2		To again authorize the Board of Directors to establish the placement price of the paid shares coming from that capital increase		Management	For	For
3	To amend the corporate bylaws for the purpose
of curing errors regarding the amount of the
share capital and the number of shares into
which it is divided and, as a consequence of the
former, to adapt the respective articles of the
bylaws to the pertinent amounts				Management	For	For
4		To pass the resolutions that are necessary or convenient to carry out the resolutions passed by the general meeting of shareholders		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	19,550	15-Feb-2012		27-Feb-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	10,223	15-Feb-2012		27-Feb-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	2,205,118	15-Feb-2012		27-Feb-2012
PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security		Y7136Y118		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		05-Mar-2012
ISIN		ID1000111602		Agenda		703616942 - Management
Record Date		16-Feb-2012		Holding Recon Date		16-Feb-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		01-Mar-2012
SEDOL(s)		6719764 - B07GVF2 - B1DFDH6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		The decision making related to the temporary discharge of the directors of operation		Management	For	For
2		Other maters		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	149,000	21-Feb-2012		02-Mar-2012
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	328,500	21-Feb-2012		02-Mar-2012
EMBRAER - EMPRESA BRASILEIRA DE AERONAUTICA SA, SA
Security		P3700H201		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		06-Mar-2012
ISIN		BREMBRACNOR4		Agenda		703593891 - Management
Record Date				Holding Recon Date		02-Mar-2012
City /	Country	SAO JOSE DOS CAMPOS /	Brazil	Vote Deadline Date		28-Feb-2012
SEDOL(s)		B16FPG6 - B16S0Y8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Election of Arno Hugo Augustin Filho to the
Board of Directors and his alternate, Cleber
Ubiratan de Oliveira to fill the position that is
vacant as a result of the resignation of Mr.
Mauricio Novis Botelho, as well as of his
alternate, Mr. Jose Carlos de Araujo Sarmento
Barata				Management	For	For
2		Election of the chairperson of the Board of Directors: Alexandre Goncalves Silva		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	588,546	07-Feb-2012		05-Mar-2012
KWALITY DAIRY (INDIA) LTD, FARIDABAD
Security		Y5058N128		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		06-Mar-2012
ISIN		INE775B01025		Agenda		703619962 - Management
Record Date				Holding Recon Date		22-Feb-2012
City /	Country	FARIDABAD /	India	Vote Deadline Date		23-Feb-2012
SEDOL(s)		6288372		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that in furtherance to the earlier
resolution passed by Postal Ballot on 7th May,
2010 and pursuant to the clause (d) of Sub
Section (1) of Section 293 of the Companies Act,
1956 and other applicable provisions of the
Companies Act, 1956, if any, and subject to the
provisions of the Articles of Association of the
Company, consent of the Company be and is
hereby accorded, to the Board of Directors of the
Company for and on behalf of company,
severally and/or jointly to borrow any sum or
sums of money from time to time as the Board of
Directors may think fit, for the purpose of
business of the Company on such terms and
conditions and with or without security from
financial institutions and/or Banks and/or
depositors and/or other parties by way of rupee
loans and/or loans in any currency or currencies
and/or CONTD				Management	For	For
CONT	CONTD deposits and/or credit facilities and/ or
deferred payment facilities-and/ or issue of
debentures, as the Board of Directors may in its
absolute-discretion think fit, notwithstanding that
the money or monies to be borrowed-together
with the monies already borrowed by the
Company( apart from the-temporary loans
obtained from the company's Banker in the
Ordinary course of-business) may exceed the
aggregate paid up share capital of the company
and-its free reserve(i,e. reserve not set apart for
any specific purpose)-provided, however, that the
total borrowings outstanding at any one time-
including the monies already borrowed shall not
exceed a sum of Rs. 1,500-Crores (Rupees
Fifteen Hundred Crores Only)				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	3,651	23-Feb-2012		23-Feb-2012
EMBRAER S.A
Security		29082A107		Meeting Type		Special
Ticker Symbol		ERJ		Meeting Date		06-Mar-2012
ISIN		US29082A1079		Agenda		933551740 - Management
Record Date		30-Jan-2012		Holding Recon Date		30-Jan-2012
City /	Country	/	United States	Vote Deadline Date		01-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.		ELECTION OF ONE EFFECTIVE AND ALTERNATE MEMBER OF THE BOARD TO FILL THE VACANT OFFICE DUE TO THE RESIGNATION OF MR. MAURICIO NOVIS BOTELHO AND HIS ALTERNATE, MR. JOSE CARLOS DE ARAUJO SARMENTO BARATA		Management	For	For
2.		ELECTION OF THE CHAIRMAN OF THE BOARD		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	000EGShares Industrials GEMS ETF	THE BANK OF NEW YORK MELLON	1,101	11-Feb-2012		13-Feb-2012
HINDALCO INDUSTRIES LTD
Security		Y3196V185		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		07-Mar-2012
ISIN		INE038A01020		Agenda		703602599 - Management
Record Date				Holding Recon Date		05-Mar-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		28-Feb-2012
SEDOL(s)		B0GWF48 - B19HVN8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that pursuant to provisions of Section
81 (1A) and all other applicable provisions of the
Companies Act, 1956 (including any statutory
modification(s) or re-enactment thereof, for the
time being in force), the provisions of Foreign
Exchange Management Act, 1999 and rules and
regulations framed threunder and subject to
provisions of Chapter VII of Securities and
Exchange Board of India (Issue of Capital and
Disclosure Requirements) Regulations, 2009
(SEBI ICDR Regulations, 2009), as in force and
subject to applicable provisions of the rules,
regulations and guidelines of SEBI and enabling
provisions of the Memorandum and Articles of
Association of the Company and the Listing
Agreements entered into by the Company with
Stock Exchanges where the shares of the
Company are listed, and subject to requisite
approvals, CONTD				Management	For	For
CONT	CONTD consents, permissions and / or
sanctions, if any, of SEBI, Stock-Exchanges and
other appropriate authorities and subject to such
conditions as-may be prescribed by any of them
while granting any such approval, consent,-
permission, and / or sanction and which may be
agreed to by the Board of-Directors of the
Company (hereinafter referred to as the 'Board'
which term-shall be deemed to include any
committee which the Board may have
constituted-or hereinafter constitute to exercise
its powers including the powers-conferred
hereunder), the Board be and is hereby
authorized to create, offer,-issue and allot, from
time to time, in one or more tranches, upto-
15,00,00,000 warrants on a preferential basis to
Promoters / Promoter Group-entitling the holders
of each warrant to apply for and obtain allotment
of-one equity CONTD				Non-Voting
CONT	CONTD share against such warrant (hereinafter
referred to as the "Warrants"),-in such manner, at
such price and on such terms and conditions as
may be-determined by the Board in accordance
with SEBI ICDR Regulations, 2009 or-other
provisions of the law as may be prevailing at the
time; provided that-the minimum price of the
Warrants so issued shall not be less than the
price-arrived at in accordance with provisions of
Chapter VII of SEBI ICDR-Regulations, 2009.
Resolved further that without prejudice to the				Non-Voting			None
generality-of the above, the aforesaid issue of the
Securities may have all or any terms-or
conditions or combination of terms in accordance
with applicable-regulations, prevalent market
practices, including but not limited to terms-and
conditions relating to variation of the price or
period of exercise of-option by CONTD
CONT	CONTD Warrant holder(s). Resolved further that
the Board be and is hereby-authorized to issue
and allot such number of Ordinary Shares as
may be-required to be issued and allotted upon
exercise of option by Warrant-holder(s) or as may
be necessary in accordance with the terms of the
offer.-Resolved further that without prejudice to
the generality of the above, the-relevant date as
per SEBI ICDR Regulations, 2009, for
determination of price-of the Ordinary Shares to
be issued and allotted upon exercise of right-
attached to the Warrants referred to above, is 30
days prior to this Extra-Ordinary General Meeting
i.e. 06th February 2012. Resolved further that
the-equity shares allotted on conversion of
warrants in terms of this resolution-shall rank pari
passu in all respects with the existing fully paid
up equity-shares of CONTD				Non-Voting
CONT	CONTD face of value of Rs 1/-each of the
Company subject to the relevant-provisions
contained in the Articles of Association of the
Company. Resolved-further that for the purpose
of giving effect to the above, the Board be and-is
hereby authorized on behalf of the Company to
take all actions and do all-such deeds, matters
and things as it may, in its absolute descretion
deem-necessary, desirable or expedient for issue
or allotment of aforesaid-Warrants and listing of
the Equity Shares on conversion with the stock-
exchange(s) as appropriate and to resolve and
settle all questions and-difficulties that may arise
in relation to the proposed issue, offer and-
allotment of any of the said Warrants, utilization
of the issue proceeds and-to do all acts, deeds
and things in connection therewith and incidental-
thereto as the Board CONTD				Non-Voting
CONT	CONTD may deem fit, without being required to
seek any further consent or-approval of the
members or otherwise to the end and intent that
they shall be-deemed to have given their
approval thereto expressly by the authority of-this
resolution. Resolved further that the Board be
and is hereby authorized-to delegate all or any of
the powers conferred by this resolution on it, to-
any Committee of Directors, any other Director(s)
or officer(s) of the-Company to give effect to the
aforesaid resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGS BASIC MATERIALS MAURITIUS	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	13,840	14-Feb-2012		28-Feb-2012
JD GROUP LTD
Security		S40920118		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		12-Mar-2012
ISIN		ZAE000030771		Agenda		703605090 - Management
Record Date		02-Mar-2012		Holding Recon Date		02-Mar-2012
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		05-Mar-2012
SEDOL(s)		6396907 - 6479648 - B1809Y5 - B1GM987		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Approval of the partial offer		Management	For	For
O.2		Authority of directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	212,653	16-Feb-2012		05-Mar-2012
ESCORTS LTD, NEW DELHI
Security		Y2296W127		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		15-Mar-2012
ISIN		INE042A01014		Agenda		703603630 - Management
Record Date				Holding Recon Date		08-Mar-2012
City /	Country	HARYANA /	India	Vote Deadline Date		02-Mar-2012
SEDOL(s)		6099875 - B02KHL7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited balance sheet as at 30th September, 2011, the profit and loss account for the year ended on that date and the reports of the auditors and directors thereon		Management	For	For
2		To declare dividend for the financial year ended 30th September, 2011		Management	For	For
3		To appoint a director in place of Dr. M G K. Menon, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4	To appoint M/s. S. N. Dhawan & Co, Chartered
Accountants, as statutory auditors (firm
registration no.000050N) to hold office from the
conclusion of this annual general meeting till the
conclusion of the next annual general meeting of
the company and to fix their remuneration				Management	For	For
5		Resolved that Mr. Hardeep Singh be and is hereby appointed as a director of the company, liable to retire by rotation		Management	For	For
6	Resolved that pursuant to Section 31 and other
applicable provisions, if any, of the Companies
Act, 1956 (including any statutory modification or
re-enactment thereof for the time being in force)
the Articles of Association of the Company be
and are hereby altered/amended by substitution
and/or addition and/or deletion as the case may
be in the following manner: (i) Existing words
and/or numbers 2A Deleted as appearing at the
end of Article 2 be deleted. (ii) Existing Article(s)
4A to 15 be re-numbered as Article(s) 5 to 16. (iii)
Following Article 17 be inserted after Article 16:
Article 17: ADR/GDR/FCCBS and other
Securities: The Company shall, subject to the
provision of the Act, compliance with all
applicable laws, rules and regulations and
consent of the Board, have power to issue ADRs,
GDRs, FCCBs and any other CONTD				Management	For	For
CONT	CONTD security, on such terms and conditions
and in such manner as the Board-may deems fit,
including their conversion and repayment. Such
term(s) may-include at the discretion of the
Board, limitations on voting by holders of-ADRs
or GDRs, in accordance with the directions of the
Board. (iv) Existing-Article(s) 16 to 23 be re-
numbered as Article(s) 18 to 25. (v) Following-
Article 26 and 27 be inserted after the Article 25:
Article 26: Purchase of-it's own Securities:
Notwithstanding anything contained in these				Non-Voting			None
Articles but-subject to the provisions of Section
77A, 77B and any other applicable-provisions of
the Act, Securities and Exchange Board of India
(SEBI)-Guidelines, Rules, Regulations and any
other law for the time being in force,-the
Company may purchase its own shares or other
specified securities.-Article 27: CONTD
CONT	CONTD Sweat Equity Shares: Notwithstanding
anything contained in these-Articles, subject to
the provisions of Section 79A and any other
applicable-provisions of the Act and/or any law
for the time being in force, the Board-of Directors
may from time to time issue Sweat Equity
Shares. (vi) Existing-Article 24 be re-numbered
as Article 28 and substituted with the following-
Article. Article 28: Funds of the Company may
not be applied in purchase of-shares of the
Company. Except as provided in the Articles and
save as-provided in Section 77, 77A or any other
applicable provision of the Act,-none of the funds
of the Company shall be applied in the purchase
of any-shares of the Company, and it shall not
give any financial assistance for or-in connection
with the purchase or subscription of any shares in
the Company-or in its CONTD				Non-Voting
CONT	CONTD holding Company. (vii) Existing Article(s)
24A to 72 be re-numbered as-Article(s) 29 to 86.
(viii) The new Article 86 be amended in the
following-manner: The word 'Delhi' as appearing
in the 11th line of Article 86 of-Article of
Association be replaced by the words "the city
where the-Registered Office of the Company is
situated". In the Second last line, the-words
"Delhi" be deleted after the words "Registrar of
Companies". (ix)-Following Article 87 be inserted
after Article 86. Article 87: Participation-by
shareholders in the General meeting through
Electronic Mode Subject to the-provision of the
Act and any other Law, any Notification, Circular
issued by-the Central Government or any other
Government authority/department, the-
shareholder(s) of the Company may participate in
the General meeting(s) of-the Company CONTD				Non-Voting
CONT	CONTD through Electronic Mode/video
conferencing or any other mode-permissible from
time to time. (x) Existing Article(s) 73 to 106 be-
re-numbered as Article(s) 88 to 121. (xi) The
existing Article 107 be-re-numbered as Article
122 and be substituted with the following Article.-
Article 122: Qualification Shares: A Director shall
not be required to hold-any qualification shares.
(xii) Existing Article(s) 108 to 126 be re-
numbered-as Article(s) 123 to 143. (xiii)
Following Article 144 be inserted after-Article
143. Article 144: Participation by Director in
Board/ Committee-meeting through Electronic
Mode: Subject to the provision of the Act or any-
Notification, Circular issued by the Central
Government or any other-Government
authority/department, the Director(s) of the
Company may-participate in the meeting(s) of the
Board CONTD				Non-Voting
CONT	CONTD /Committee through Electronic
Mode/video conferencing or any other mode-
prescribed by law from time to time. (xiv) Existing
Article(s) 127 to 140 be-re-numbered as Article(s)
145 to 158. (xv) Existing words and/or numbers
141-Deleted as appearing at the end of Article
158(22) be deleted. (xvi) Existing-Article 142 be
re-numbered as Article 159. (xvii) Existing words
and/or-numbers 143 Deleted, 144 Deleted, 144A
Deleted, 145 Deleted, as appearing at-the end of
Article 159 be deleted. (xviii) Existing Article(s)
145A to 159 be-re-numbered as Article(s) 160 to
178. (xix) Existing words and/or numbers 160-
Deleted as appearing at the end of Article 178 be
deleted. (xx) Existing-Article(s) 161 to 176 be re-
numbered as Article(s) 179 to 194. (xxi)-
Following Article 195 be inserted after Article
194. Article 195: Service-CONTD				Non-Voting
CONT	CONTD of Document by e-mode: Subject to the
provisions of Section 53 of the-Act and any other
laws or Notifications, Circulars issued by the
Central-Government, the Company is authorised,
entitled to send various document to-the Member
through electronic mode. (xxii) Existing Article(s)
177 to 179 be-re-numbered as Article(s) 196 to
198. Resolved further that Board of-Directors, be
and are hereby authorised to undertake such
acts, deeds and-matters, as they may in their
absolute discretion deem necessary, proper or-
desirable, including any amendment or
modification to the proposed Articles-of
Association as per the suggestion/direction of the
Regulatory Authorities-and settle any question,
difficulty or doubt that may arise in this regard,-
including but not limited to making requisite filing
with the Registrar of-CONTD				Non-Voting
CONT		CONTD Companies and the stock exchanges, that may be required to give effect-to the alteration of the Articles of Association in accordance with the-resolution		Non-Voting
7	Resolved that pursuant to Sections 198, 269,309,
310, 311, 314, 317 read with Schedule XIII and
all other applicable provisions, if any, of the
Companies Act, 1956 ("the Act") and subject to
such approvals as may be necessary, the
consent of the members be and is hereby
accorded for re-appointment of Mr. Nikhil Nanda,
as Joint Managing Director of the Company for a
period of 5 years w.e.f. 19.09.2012 to 18.09.2017
on the following terms and conditions: (A) Basic
Salary: Rs. 12,00,000/- per month or such
amount as may be decided by the Board of
Directors (Hereinafter referred to as "the Board"
which term include 'Remuneration Committee'
thereof) in the scale of Rs. 10,00,000/- per month
to Rs. 50,00,000/- per month with such
increments as may be decided by the Board from
time to time. (B) Perquisites, allowances, retirals
CONTD				Management	For	For
CONT	CONTD & other benefits, reimbursements and
Earned Leave: As per Company's-policy or as
may be approved by the Board, not exceeding
200% of the Basic-Salary (C)
Commission/Performance Linked Incentive Such
amount or percentage-of the net profits of the
Company calculated under Sections 198 and 309
of-the Act, as may be decided by the Board. (D)
Minimum Remuneration In the-event of
inadequacy of profits, he shall be entitled to
receive minimum-remuneration as provided
under Schedule XIII of the Companies Act, 1956.
(E)-Sitting fees The Joint Managing Director, so
long as he functions as such,-shall not be paid
any sitting fee for attending meetings of the
Board of-Directors or any Committee(s) thereof.
(F) Termination The appointment of-Joint
Managing Director may be terminated by either
party giving to the other-six CONTD				Non-Voting
CONT	CONTD calendar months notice in writing. In the
event of termination of-appointment of Joint
Managing Director by the Company, he shall be
entitled-to receive compensation in accordance
with provisions of Section 318 of the-Act.
Resolved further that that the Board be and is
hereby authorised to fix,-increase, vary, reduce
or amend the remuneration including minimum-
remuneration and other terms of his appointment
from time to time, as deemed-expedient or
necessary during the tenure of his appointment
or as may be-prescribed by the authorities giving
any sanction or approval and the Board-be also
authorised to sub delegate the above powers to
any person as it may-deem fit and to take such
steps as may be necessary, desirable or
expedient-to give effect to this resolution				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 4. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS P-ROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	120,687	15-Feb-2012		02-Mar-2012
ALMACENES EXITO S A
Security		P3782F107		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		16-Mar-2012
ISIN		COG31PA00010		Agenda		703632453 - Management
Record Date				Holding Recon Date		14-Mar-2012
City /	Country	MEDELLIN /	Colombia	Vote Deadline Date		12-Mar-2012
SEDOL(s)		2051181 - B2B2S15		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Verification of the quorum		Management	For	For
2		Reading and approval of the agenda		Management	For	For
3		Election of the persons charged with counting the votes and to review, approve and sign the minutes of the general meeting		Management	For	For
4		Reading of the management report from the board of directors and from the office of the president		Management	For	For
5		Presentation of the individual and consolidated general purpose financial statements, their appendices and other documents required by law, with a cutoff date of December 31, 2011		Management	For	For
6		Reading of the reports from the auditor		Management	For	For
7		Approval of the management report, of the financial statements with a cutoff date of December 31, 2011, together with their appendices and other documents required by law		Management	For	For
8		Establishment of the allocation for the board of directors and committees		Management	For	For
9		Election of members of the board of directors for the bylaws period from 2012 through 2014		Management	For	For
10		Election of the auditor for the bylaws period from 2012 through 2014		Management	For	For
11.i		Proposal from the management: Plan for the distribution of profit		Management	For	For
11.ii		Proposal from the management: Proposal regarding donations		Management	For	For
11iii		Proposal from the management: Bylaws amendments		Management	For	For
12		Proposals from the shareholders		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	1,694	02-Mar-2012		13-Mar-2012
GTL LTD
Security		Y2721D124		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		19-Mar-2012
ISIN		INE043A01012		Agenda		703617108 - Management
Record Date		03-Feb-2012		Holding Recon Date		03-Feb-2012
City /	Country	TBD /	India	Vote Deadline Date		08-Mar-2012
SEDOL(s)		6099916 - B3BHK11		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Ordinary Resolution under Section 94 of the Companies Act, 1956, for alteration of the Clause V of the Memorandum of Association of the Company pertaining to Authorised Share Capital		Management	For	For
2		Special Resolution under Section 31 of the Companies Act, 1956, for alteration of Article 3 of the Articles of Association of the Company pertaining to Capital Clause		Management	For	For
3		Special Resolution authorising Restructuring of Debts		Management	For	For
4		Special Resolution under Section 81(1A)of the Companies Act, 1956, for issue of Compulsorily Convertible Debentures on a Preferential Basis		Management	For	For
5		Special Resolution under Section 81(3)(b) for grant of options to CDR lenders for converting loans into equity shares		Management	For	For
6		Ordinary Resolution under Section 293(1)(d) of the Companies Act, 1956, for increasing the borrowing limit of the Company		Management	For	For
7		Ordinary Resolution under Section 293(1)(a) of the Companies Act, 1956 for delegation of authority to the Board for creation of charge/mortgage		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	25,767	21-Feb-2012		08-Mar-2012
PUBLIC BANK BHD
Security		Y71497104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Mar-2012
ISIN		MYL1295OO004		Agenda		703620220 - Management
Record Date				Holding Recon Date		15-Mar-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		12-Mar-2012
SEDOL(s)		6707123 - 6707145 - B012W42 - B2RDL46		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 31 December 2011 and the Reports of the Directors and Auditors thereon		Management	For	For
2		To re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director who retire by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
3		To re-elect Quah Poh Keat as a Director who retire by rotation pursuant to Article 111 of the Company's Articles of Association		Management	For	For
4		To re-elect Tang Wing Chew who retires pursuant to Article 109 of the Company's Articles of Association		Management	For	For
5	That Tan Sri Dato' Sri Dr. Teh Hong Piow, retiring
pursuant to Section 129 of the Companies Act,
1965, be and is hereby re-appointed a Director of
the Company to hold office until the next annual
general meeting				Management	For	For
6	That Tan Sri Datuk Seri Utama Thong Yaw Hong,
retiring pursuant to Section 129 of the
Companies Act, 1965, be and is hereby re-
appointed a Director of the Company to hold
office until the next annual general meeting				Management	For	For
7		That Dato' Sri Lee Kong Lam, retiring pursuant to Section 129 of the Companies Act, 1965, be and is hereby re-appointed a Director of the Company to hold office until the next annual general meeting		Management	For	For
8		To approve the payment of Directors' fees of RM1,755,100 for the financial year ended 31 December 2011		Management	For	For
9		To re-appoint Messrs KPMG as Auditors of the Company for the financial year ending 31 December 2012 and to authorise the Directors to fix the Auditors' remuneration		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	248,400	23-Feb-2012		13-Mar-2012
PETROLEO BRASILEIRO S.A. - PETROBRAS
Security		71654V408		Meeting Type		Annual
Ticker Symbol		PBR		Meeting Date		19-Mar-2012
ISIN		US71654V4086		Agenda		933557350 - Management
Record Date		27-Feb-2012		Holding Recon Date		27-Feb-2012
City /	Country	/	United States	Vote Deadline Date		13-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		MANAGEMENT REPORT AND FINANCIAL STATEMENTS, ACCOMPANIED OF OPINION FROM THE FISCAL BOARD, REGARDING THE FINANCIAL YEAR ENDED AS OF DECEMBER 31, 2011		Management	For	None
O2		CAPITAL BUDGET, REGARDING THE YEAR OF 2012		Management	For	None
O3		DESTINATION OF INCOME FOR THE YEAR OF 2011		Management	For	None
O4A		ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS: APPOINTED BY THE CONTROLLING SHAREHOLDER		Management	For	None
O4B		ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS: APPOINTED BY THE MINORITY SHAREHOLDERS		Management	For	None
O5		ELECTION OF THE CHAIRMAN OF THE BOARD OF DIRECTORS APPOINTED BY THE CONTROLLING SHAREHOLDER		Management	For	None
O6A		ELECTION OF THE MEMBERS OF THE FISCAL BOARD AND THEIR RESPECTIVE SUBSTITUTES: APPOINTED BY THE CONTROLLING SHAREHOLDER		Management	For	None
O6B		ELECTION OF THE MEMBERS OF THE FISCAL BOARD AND THEIR RESPECTIVE SUBSTITUTES: APPOINTED BY THE MINORITY SHAREHOLDERS		Management	For	None
O7		ESTABLISHMENT OF COMPENSATION OF MANAGEMENT AND EFFECTIVE MEMBERS IN THE FISCAL BOARD		Management	For	None
E1		INCREASE OF THE CAPITAL STOCK		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	18,205	06-Mar-2012		06-Mar-2012
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	33,405	06-Mar-2012		06-Mar-2012
GUJARAT STATE PETRONET LTD, GANDHI NAGAR
Security		Y2947F101		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		20-Mar-2012
ISIN		INE246F01010		Agenda		703617134 - Management
Record Date		10-Feb-2012		Holding Recon Date		10-Feb-2012
City /	Country	TBD /	India	Vote Deadline Date		09-Mar-2012
SEDOL(s)		B0YVBS3 - B126MJ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Ordinary Resolution for increase in borrowing limit of the Company u/s 293(1) (d) of the Companies Act, 1956		Management	For	For
2		Ordinary Resolution for creation of charge/security in favor of lenders u/s 293 (1) (a) of the Companies Act, 1956		Management	For	For
3		Special Resolution for increase of limit of inter corporate loans, investments etc., u/s 372A of the Companies Act, 1956		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	292,199	21-Feb-2012		09-Mar-2012
COCA-COLA FEMSA, S.A.B DE C.V
Security		191241108		Meeting Type		Annual
Ticker Symbol		KOF		Meeting Date		20-Mar-2012
ISIN		US1912411089		Agenda		933560840 - Management
Record Date		05-Mar-2012		Holding Recon Date		05-Mar-2012
City /	Country	/	United States	Vote Deadline Date		15-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
V		ELECTION OF MEMBERS AND SECRETARIES OF THE BOARD OF DIRECTORS, QUALIFICATION OF THEIR INDEPENDENCE, IN ACCORDANCE WITH THE SECURITIES MARKET LAW, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	000EGShares Consumer Goods GEMS ETF	THE BANK OF NEW YORK MELLON	255	10-Mar-2012		10-Mar-2012
TRACTEBEL ENERGIA SA, FLORIANOPOLIS
Security		P9208W103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Mar-2012
ISIN		BRTBLEACNOR2		Agenda		703644915 - Management
Record Date				Holding Recon Date		19-Mar-2012
City /	Country	AT FLORIANOPOLIS /	Brazil	Vote Deadline Date		13-Mar-2012
SEDOL(s)		2249908 - B07C763 - B3BJYS2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
1		To take the accounts of the directors, to examine, discuss and vote the financial statements relating to fiscal year ending December 31, 2011		Management	For	For
2		Destination of the year end results and to distribute dividends		Management	For	For
3		To deliberate on the participation of the employees in the relating to fiscal year ending December 31, 2011		Management	For	For
4		To set the directors and finance committee global remuneration		Management	For	For
5		To elect the members of the board of directors and their substitutes		Management	For	For
6		To install the finance committee and elect their respectives members		Management	For	For
7		To decide on the newspapers in which company notices will be published		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	223,583	09-Mar-2012		16-Mar-2012
ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
Security		Y9892H107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		22-Mar-2012
ISIN		CNE100000502		Agenda		703602563 - Management
Record Date		20-Feb-2012		Holding Recon Date		20-Feb-2012
City /	Country	FUJIAN /	China	Vote Deadline Date		13-Mar-2012
SEDOL(s)		6725299 - B01XKZ2 - B0RK2C8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0203/LTN20120203993.pdf		Non-Voting
1	To consider, approve and ratify the proposal of
providing internal guarantee and external loan
financing to Ding Jin Limited in the form as set
out in Appendix 1; and to authorise the Board of
Directors to deal with on behalf of the Company
the contract signing, application, approval,
registration, filing procedures and other related
matters arising from the financing arrangement				Management	For	For
2	To consider, approve and ratify the proposal of
providing internal guarantee and external loan
financing to Thrive Build Investments Limited in
the form as set out in Appendix 2; and to
authorise the Board of Directors to deal with on
behalf of the Company the contract signing,
application, approval, registration, filing
procedures and other related matters arising from
the financing arrangement; and				Management	For	For
3	To consider, approve and ratify the proposal of
providing internal guarantee and external loan
financing to the Company's overseas subsidiaries
in the form as set out in Appendix 3; and to
authorise the Board of Directors to deal with on
behalf of the Company the contract signing,
application, approval, registration, filing
procedures and other related matters arising from
the financing arrangement. This authorization is
valid from date of the approval of this proposal at
the general meeting to the date of annual general
meeting 2012 to be convened in 2013				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	486,900	14-Feb-2012		14-Mar-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	72,000	14-Feb-2012		14-Mar-2012
SYNDICATE BANK LTD
Security		Y8345G112		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		22-Mar-2012
ISIN		INE667A01018		Agenda		703626082 - Management
Record Date				Holding Recon Date		20-Mar-2012
City /	Country	MANIPAL /	India	Vote Deadline Date		08-Mar-2012
SEDOL(s)		6674001 - B05PJ35		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that pursuant to the provisions of the
Banking Companies (Acquisition and Transfer of
Undertakings) Act, 1970 and SyndicateBank
(Shares and Meetings) Regulations, 1998 and
subject to the approvals, consents, sanctions, if
any, of Reserve Bank of India (RBI), Government
of India (GOI), Securities and Exchange Board of
India (SEBI), and / or any other authority as may
be required in this regard and subject to such
terms, conditions and modifications thereto as
may be prescribed by them in granting such
approvals and which may be agreed to by the
Board of Directors of the Bank and subject to
SEBI (Issue of Capital & Disclosure
Requirements) Regulations, 2009 (SEBI ICDR
Regulations) and regulations prescribed by RBI
and all other relevant authorities from time to time
and subject to the Listing Agreements entered
CONTD				Management	For	For
CONT	CONTD into with the Stock Exchanges where the
equity shares of the Bank are-listed, consent of
the shareholders of the Bank be and is hereby
accorded to-the Board of Directors of the Bank
(hereinafter called "the Board" which-shall be
deemed to include Capital Issues Committee
which the Board may have-constituted or
hereafter constitute, to exercise its powers
including the-powers conferred by this
Resolution) a) to raise capital by creating,-
offering, issuing and allotting such number of
equity shares of face value of-INR 10/-each for
cash at INR 114.15 determined by the Board in
accordance-with Regulation 76 (1) of SEBI ICDR
Regulations upto to INR 539 Crore on-
preferential basis to Government of India and b)
to raise capital by-creating, offering, issuing and
allotting upto 2,86,64,284 equity shares of-face
value of CONTD				Non-Voting
CONT	CONTD INR 10/- each for cash at INR 114.15
determined by the Board in-accordance with
Regulation 76 (4) of SEBI ICDR Regulations
aggregating upto-INR 327.20 Crore on
preferential basis to Life Insurance Corporation of
India-(LIC) and / or its various schemes (LIC)
"Resolved further that the Relevant-Date for
determination of the Issue Price is 21st February
2012". "Resolved-further that the Board shall
have authority and power to accept any-
modification in the proposal as may be required				Non-Voting			None
or imposed by the Government-of India / Reserve
Bank of India / Securities and Exchange Board of
India/-Stock Exchanges where the shares of the
Bank are listed or such other-appropriate
authorities at the time of according / granting their
approvals,-consents, permissions and sanctions
to issue, allotment and listing thereof-and as
CONTD
CONT	CONTD agreed to by the Board". "Resolved
further that the said equity shares-to be issued
shall rank pari passu with the existing equity
shares of the-Bank and shall be entitled to
dividend declared, if any, in accordance with-the
statutory guidelines that are in force at the time of
such declaration."-"Resolved further that for the
purpose of giving effect to this Resolution,-the
Board be and is hereby authorised to do all such
acts, deeds, matters and-things as it may in its
absolute discretion deem necessary, proper and-
desirable and to settle any question, difficulty or
doubt that may arise in-regard to the issue of the
equity shares and further to do all such acts,-
deeds, matters and things, finalise and execute
all documents and writings as-may be necessary,
desirable or expedient as it may in its absolute
CONTD				Non-Voting
CONT	CONTD discretion deem fit, proper or desirable
without being required to seek-any further
consent or approval of the shareholders or
authorise to the end-and intent that the
shareholders shall be deemed to have given their
approval-thereto expressly by the authority of this
resolution Resolved further that-the Board be and
is hereby authorised to delegate all or any of the
powers-herein conferred on it, to the Chairman
and Managing Director or Executive-Directors or
such other officer of the Bank as it may deem fit
to give effect-to the aforesaid Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	206,428	28-Feb-2012		15-Mar-2012
DEVELOPMENT CREDIT BANK LTD, MUMBAI, MAHARASHTRA
Security		Y2051L134		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		22-Mar-2012
ISIN		INE503A01015		Agenda		703632580 - Management
Record Date				Holding Recon Date		20-Mar-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		13-Mar-2012
SEDOL(s)		B0ZJXW4 - B1N64N2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Issue of Equity Shares by way of Preferential Issue		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	350,668	02-Mar-2012		15-Mar-2012
PHILIPPINE LONG DISTANCE TELEPHONE CO
Security		718252604		Meeting Type		Special
Ticker Symbol		PHI		Meeting Date		22-Mar-2012
ISIN		US7182526043		Agenda		933551891 - Management
Record Date		23-Jan-2012		Holding Recon Date		23-Jan-2012
City /	Country	/	United States	Vote Deadline Date		13-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
01	APPROVAL OF AMENDMENTS TO THE
SEVENTH ARTICLE OF THE ARTICLES OF
INCORPORATION OF THE COMPANY
CONSISTING OF THE SUB-CLASSIFICATION
OF THE AUTHORIZED PREFERRED CAPITAL
STOCK, ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	591	14-Feb-2012		14-Feb-2012
000EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	000EGShares Low Volatility Emerging Markets Dividend ETF	THE BANK OF NEW YORK MELLON	11,398	14-Feb-2012		14-Feb-2012
ECOPETROL S A
Security		279158109		Meeting Type		Annual
Ticker Symbol		EC		Meeting Date		22-Mar-2012
ISIN		US2791581091		Agenda		933554429 - Management
Record Date		17-Feb-2012		Holding Recon Date		17-Feb-2012
City /	Country	/	United States	Vote Deadline Date		19-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
4.		APPROVAL OF THE AGENDA		Management	For	Against
5.		APPOINTMENT OF THE MEETING'S PRESIDENT		Management	For	Against
6.		APPOINTMENT OF THE COMMISSION IN CHARGE OF SCRUTINIZING ELECTIONS AND POLLING		Management	For	Against
7.		APPOINTMENT OF THE COMMISSION IN CHARGE OF REVIEWING AND APPROVING THE MINUTES OF THE MEETING		Management	For	Against
13.		APPROVAL OF REPORTS PRESENTED BY THE MANAGEMENT, AND THE EXTERNAL AUDITOR AND APPROVAL OF FINANCIAL STATEMENTS		Management	For	Against
14.		APPROVAL OF PROPOSAL FOR DIVIDEND DISTRIBUTION		Management	For	Against
15.		ELECTION OF THE EXTERNAL AUDITOR AND ASSIGNMENT OF REMUNERATION		Management	For	Against
16.		ELECTION OF THE BOARD OF DIRECTORS		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	000EGShares Energy GEMS ETF	THE BANK OF NEW YORK MELLON	8,541	25-Feb-2012		27-Feb-2012
UCO BANK
Security		Y9035A100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		23-Mar-2012
ISIN		INE691A01018		Agenda		703637124 - Management
Record Date				Holding Recon Date		20-Mar-2012
City /	Country	KOLKATA /	India	Vote Deadline Date		08-Mar-2012
SEDOL(s)		6721792 - B05PKN2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 956245 DUE TO
DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
1	Resolved that pursuant to the provisions of the
Banking Companies (Acquisition and Transfer of
Undertakings) Act, 1970 and UCO Bank (Shares
and Meetings) Regulations, 2003 as amended
from time to time and subject to the approvals,
consents, sanctions, if any, of Reserve Bank of
India (RBI), Government of India (GOI),
Securities and Exchange Board of India (SEBI),
and / or any other authority as may be required in
this regard and subject to such terms, conditions
and modifications thereto as may be prescribed
by them in granting such approvals and which
may be agreed to by the Board of Directors of the
Bank and subject to SEBI (Issue of Capital &
Disclosure Requirements) Regulations, 2009 as
amended upto date (SEBI ICDR Regulations)
and regulations prescribed by RBI and all other
relevant authorities from time to time and subject
to the Listing Agreements entered into with the
Stock Exchanges where the equity shares of the
Bank are listed, consent of the shareholders of
the Bank be and is hereby accorded to the Board
of Directors of the Bank (hereinafter called "the
Board" which shall be deemed to include a
committee which the Board may have
constituted/may constitute to exercise its powers
including the powers conferred by this
resolution). a) to create, offer, issue and allot
upto 6,06,13,407 (Six Crore Six Lakh Thirteen
thousand four hundred seven) equity shares of
Rs.10/- each (Rupees Ten only) for cash at a
price as may be determined in accordance with
76(1) of SEBI ICDR Regulations and aggregating
upto Rs. 500 crores on preferential basis to
Government of India. b) to create, offer, issue
and allot upto 3,13,75,874 (Three Crore Thirteen
Lakh Seventy Five thousand eight hundred
seventy four ) equity shares of Rs.10/- each
(Rupees Ten only) for cash at a price as may be
determined in accordance with 76(4) of SEBI
ICDR Regulations and aggregating upto Rs.
258.82 crores on preferential basis to the Life				Management	For	For	None
Insurance Corporation of India and/or various
schemes of Life Insurance Corporation of India.
Resolved further that the Relevant Date for
determination of the Issue Price is 22nd
February, 2012. Resolved further that the Board
shall have authority and power to accept any
modification in the proposal as may be required
or imposed by the Government of India / Reserve
Bank of India / Securities and Exchange Board of
India/ Stock Exchanges where the shares of the
Bank are listed or such other appropriate
authorities at the time of according /granting their
approvals, consents, permissions and sanctions
to issue, allotment and listing thereof and as
agreed to by the Board. Resolved further that the
said equity shares to be issued shall rank pari
passu with the existing equity shares of the Bank
and shall be entitled to dividend declared, if any,
in accordance with the statutory guidelines that
are in force at the time of such declaration.
Resolved further that for the purpose of giving
effect to this Resolution, the Board be and is
hereby authorised to do all such acts, deeds,
matters and things as it may deem necessary,
proper and desirable and to settle any question,
difficulty or doubt that may arise in regard to the
issue of the equity shares and further to do all
such acts, deeds, matters and things, finalise and
execute all documents and writings as may be
necessary, desirable or expedient as it may
deem fit, proper or desirable without being
required to seek any further consent or approval
of the shareholders or authorise to the end and
intent that the shareholders shall be deemed to
have given their approval thereto expressly by
the authority of this resolution. Resolved further
that the Board be and is hereby authorised to
delegate all or any of the powers herein
conferred on it, to the Chairman and Managing
Director or Executive Directors or such other
officer of the Bank as it may deem fit to give
effect to the aforesaid Resolution
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	376,045	06-Mar-2012		15-Mar-2012
FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO
Security		P4182H115		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Mar-2012
ISIN		MXP320321310		Agenda		703644319 - Management
Record Date		09-Mar-2012		Holding Recon Date		09-Mar-2012
City /	Country	MONTERREY N.L /	Mexico	Vote Deadline Date		14-Mar-2012
SEDOL(s)		2242059 - B01DHB7 - B2Q3MB1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	Report from the general director of Fomento
Economico Mexicano, S.A.B. de C.V., opinion of
the board of directors regarding the content of the
report from the general director and reports from
the board of directors itself with regard to the
main accounting and information policies and
criteria followed in the preparation of the financial
information, as well as regarding the transactions
and activities in which it has intervened, reports
from the chairpersons of the audit and corporate
practices committees, presentation of the
financial statements for the 2011 fiscal year, in
accordance with the terms of article 172 of the
general mercantile companies law and of the
applicable provisions of the securities market law				Management	For	For
II		Report regarding fulfillment of the tax obligations		Management	For	For
III	Allocation of the results account from the 2011
fiscal year, in which is included the declaration
and payment of a cash dividend, in MXN, in the
amount of MXN 0.30919132 for each one of the
series b shares and the amount of MXN
0.38648915 for each one of the series d shares,
corresponding to a total of MXN 1.545957 for
each Femsa B unit and MXN 1.855148 for each
Femsa Bd unit				Management	For	For
IV		Proposal to establish as the maximum amount of funds that can be allocated to the purchase of the shares of the company, the amount of MXN 3 billion		Management	For	For
V	Election of the members of the board of directors
and secretaries, classification of their
independence, in accordance with the terms of
the securities market law, and determination of
their compensation				Management	For	For
VI	Election of members of the following committee's
i. finance and planning, ii. audit and iii. corporate
practices, designation of the chairperson of each
one of them and determination of their
compensation				Management	For	For
VII		Appointment of delegates who will formalize the resolutions that the general meeting passes		Management	For	For
VIII		Reading and, if deemed appropriate, approval of the general meeting minutes		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	27,500	09-Mar-2012		15-Mar-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	2,667,200	09-Mar-2012		15-Mar-2012
FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO
Security		P4182H115		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		23-Mar-2012
ISIN		MXP320321310		Agenda		703645020 - Management
Record Date		09-Mar-2012		Holding Recon Date		09-Mar-2012
City /	Country	MONTERREY /	Mexico	Vote Deadline Date		14-Mar-2012
SEDOL(s)		2242059 - B01DHB7 - B2Q3MB1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	Proposal and, as the case may be, approval in
order for Desarrollo De Marcas Refresqueras,
S.A. de C.V., Isildur , S.A. de C.V., Tiendas Oxxo
Cedis Mexico, S.A. de C.V., Estaciones Oxxo
Mexico, S.A. de C.V., Empresas Cuadrox, S.A.
de C.V., Corporacion Emprex, S.A. de C.V. and
Consorcio Progresivo de Servicios Refresqueros
, S.A. de C.V., subsidiary companies of Fomento
Economico Mexicano, S.A.B. de C.V. are merged
into Fomento Economico Mexicano, S.A.B. de
C.V. through the legal scheme of merger by
incorporation				Management	For	For
II		Appointment of delegates to comply with the meeting's agreements		Management	For	For
III		Reading and approval, as the case may be, of the meeting's minute		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	27,500	09-Mar-2012		15-Mar-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	2,667,200	09-Mar-2012		15-Mar-2012
FOMENTO ECONOMICO MEXICANO S.A.B. DE CV
Security		344419106		Meeting Type		Annual
Ticker Symbol		FMX		Meeting Date		23-Mar-2012
ISIN		US3444191064		Agenda		933564468 - Management
Record Date		08-Mar-2012		Holding Recon Date		08-Mar-2012
City /	Country	/	United States	Vote Deadline Date		19-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		REPORT OF THE CHIEF EXECUTIVE OFFICER, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT		Management	For	None
O2		REPORT WITH RESPECT TO THE COMPLIANCE OF TAX OBLIGATIONS		Management	For	None
O3		APPLICATION OF THE RESULTS FOR THE 2011 FISCAL YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND, IN MEXICAN PESOS		Management	For	None
O4		PROPOSAL TO DETERMINE AS THE MAXIMUM AMOUNT OF RESOURCES TO BE USED FOR THE SHARE REPURCHASE PROGRAM OF THE COMPANY'S SHARES, THE AMOUNT OF $3,000'000,000.00 MEXICAN PESOS		Management	For	None
O5		ELECTION OF MEMBERS AND SECRETARIES OF THE BOARD OF DIRECTORS, QUALIFICATION OF THEIR INDEPENDENCE		Management	For	None
O6		ELECTION OF MEMBERS OF THE FOLLOWING COMMITTEES: (I) FINANCE AND PLANNING, (II) AUDIT, AND (III) CORPORATE PRACTICES		Management	For	None
O7		APPOINTMENT OF DELEGATES FOR THE FORMALIZATION OF THE MEETING'S RESOLUTION		Management	For	None
O8		READING AND, IF APPLICABLE, APPROVAL OF THE MINUTE		Management	For	None
E1	APPROVAL THAT DESARROLLO DE MARCAS
REFRESQUERAS, S.A. DE C.V., ISILDUR, S.A.
DE C.V., TIENDAS OXXO CEDIS MEXICO, S.A.
DE C.V., ESTACIONES OXXO MEXICO, S.A.
DE C.V., EMPRESAS CUADROX, S.A. DE C.V.,
CORPORACION EMPREX, S.A. DE C.V. AND
CONSORCIO PROGRESIVO DE SERVICIOS
REFRESQUEROS, S.A. DE C.V. MERGE INTO
FOMENTO ECONOMICO MEXICANO, S.A.B.
DE C.V				Management	For	None
E2		APPOINTMENT OF DELEGATES FOR THE FORMALIZATION OF THE MEETING'S RESOLUTION		Management	For	None
E3		READING AND, IF APPLICABLE, APPROVAL OF THE MINUTE		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	000EGShares Consumer Goods GEMS ETF	THE BANK OF NEW YORK MELLON	983	15-Mar-2012		15-Mar-2012
PIRAMAL HEALTHCARE LTD
Security		Y6941N101		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		24-Mar-2012
ISIN		INE140A01024		Agenda		703623339 - Management
Record Date		17-Feb-2012		Holding Recon Date		17-Feb-2012
City /	Country	TBD /	India	Vote Deadline Date		16-Mar-2012
SEDOL(s)		B058J56 - B074H47		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Special Resolution under section 314 of the
Companies Act 1956, seeking shareholders
consent for the appointment of Mr. Peter D.
DeYoung, who is the husband of Ms. Nandini
Piramal and son-in-law of Mr. Ajay G. Piramal
and Dr. (Mrs.) Swati A. Piramal, Directors of the
Company, to hold office in the Company within
the meaning of the said section 314				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	3,333	25-Feb-2012		16-Mar-2012
VIJAYA BANK LTD
Security		Y9374P114		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		26-Mar-2012
ISIN		INE705A01016		Agenda		703627022 - Management
Record Date				Holding Recon Date		20-Mar-2012
City /	Country	BANGALORE /	India	Vote Deadline Date		12-Mar-2012
SEDOL(s)		6701686 - B01Z5Q4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that pursuant to provisions of Section
3(2B) ( b) & (c) of the Banking Companies
(Acquisition and Transfer of Undertakings) Act,
1980, Clause 20 of the Nationalised Banks
(Management and Miscellaneous Provisions)
Scheme, 1980, Clause 23 of the Listing
Agreement for Equity entered into with the
Bombay Stock Exchange Limited, the National
Stock Exchange of India Limited and Bangalore
Stock Exchange Ltd (including any amendment
thereto or re-enactment thereof) and in
accordance with the provisions of Regulation 4A
of the Vijaya Bank (Shares and Meetings)
Regulations, 2003 and the other
Rules/Notifications/Circulars/Regulations/Guideli
nes, if any, prescribed by the Government of
India, Reserve Bank of India, Securities and
Exchange Board of India or any other relevant
authority, from time to time to the extent CONTD				Management	For	For
CONT	CONTD applicable and subject to approvals,
consents, permissions and-sanctions, which may
be agreed to by the Board of Directors of the
Vijaya-Bank (the Bank) (hereinafter referred to as
the "Board", which term shall be-deemed to
include any Committee(s) constituted/to be
constituted by the Board-to exercise its powers
including the powers conferred by this
Regulation) be-and is hereby authorised on
behalf of the Bank, to create, offer, issue and-
allot upto 2,28,72,258 Equity Shares of the Bank
of Rs.10/- (Rs. Ten only)-each for cash at a
premium of Rs.54.27 (Rupees Fifty Four and
paise twenty-seven only) per Equity Share, i.e.
issue price of Rs.64.27 (Rs. Sixty Four-and paise
Twenty Seven only) aggregating to Rs.147 crore
(Rupees One Hundred-Forty Seven crore only)
by way of Preferential Issue to the Life Insurance-
CONTD				Non-Voting
CONT	CONTD Corporation of India and or the various
schemes of LICI in terms of the-provisions
contained in the Securities and Exchange Board
of India (Issue of-Capital and Disclosure
Requirements) Regulations, 2009, as amended
from time-to time (the "SEBI ICDR Regulations").
Resolved further that the new Equity-Shares to
be issued and allotted on preferential basis in
pursuance of this-Resolution shall be issued in
dematerialized form and shall be subject to-lock-
in requirements required under SEBI (ICDR)				Non-Voting			None
Regulations and shall rank-pari passu in all
respects (including Dividend) with the existing
Equity-Shares of the Bank. Resolved further that
the Board of Directors of the Bank-be and is
hereby authorised to do all such acts, deeds,
matters and to settle-any questions or doubts that
may arise in regard to the aforesaid CONTD
CONT	CONTD offer, issue and allotment of Equity
Shares as it may in its absolute-discretion as
deemed necessary. Resolved further that the
Board of Directors-of the Bank be and is hereby
authorised to delegate all or any of its powers-to
the Chairman & Managing Director, Executive
Director, any Officer of the-Bank or a Committee
of Directors of the Bank to give effect to the
aforesaid-Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	485,005	28-Feb-2012		15-Mar-2012
GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO
Security		P3642B213		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Mar-2012
ISIN		MX01EL000003		Agenda		703639786 - Management
Record Date		15-Mar-2012		Holding Recon Date		15-Mar-2012
City /	Country	MEXICO DF /	Mexico	Vote Deadline Date		20-Mar-2012
SEDOL(s)		2967084 - B02VB85 - B0420Z6 - B1BQGT4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Presentation, reading, discussion and, if deemed appropriate, approval of the reports from the board of directors that are referred to in article 28 of the securities market law		Management	For	For
2	Presentation, reading, discussion and, if deemed
appropriate, approval of the financial statements
of the company for the fiscal year that ended on
December 31, 2011, as well as discussion and
resolutions regarding the allocation of results and
distribution of profit				Management	For	For
3	Presentation, reading, discussion and, if deemed
appropriate, approval of the report from the audit
committee of the board of directors of the
company for the fiscal year that ended on
December 31, 2011				Management	For	For
4	Presentation, reading, discussion and, if deemed
appropriate, approval of the report from the
corporate practices committee of the board of
directors of the company, for the fiscal year that
ended on December 31, 2011				Management	For	For
5	Presentation, reading, discussion and, if deemed
appropriate, approval of the report from the board
of directors regarding the policies for the
acquisition and placement of shares from the
repurchase fund of the company				Management	For	For
6	Appointment and or ratification of the members of
the board of directors of the company and of the
secretary and vice secretary of said body, as well
as the membership of the audit and corporate
practices committees, determination of their
compensation and classification of independence				Management	For	For
7	Appointment of special delegates of the general
meeting to appear before the notary public of
their choice to file the minutes and record the
resolutions of the general meeting at the public
registry of commerce, as well as to carry out any
other measures related to the same				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	530	07-Mar-2012		21-Mar-2012
WAL-MART DE MEXICO S A DE C V
Security		P98180105		Meeting Type		MIX
Ticker Symbol				Meeting Date		27-Mar-2012
ISIN		MXP810081010		Agenda		703632465 - Management
Record Date		16-Mar-2012		Holding Recon Date		16-Mar-2012
City /	Country	MEXICO DF /	Mexico	Vote Deadline Date		20-Mar-2012
SEDOL(s)		2135212 - B01FD93 - B02YZ04 - B2Q3MT9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
A.1		Accept board of directors report		Management	For	For
A.2		Accept CEO's report		Management	For	For
A.3		Accept report of audit and corporate governance committees		Management	For	For
A.4		Approve financial statements for fiscal year ended Dec. 31, 2011		Management	For	For
A.5		Present report on share repurchase reserves		Management	For	For
A.6		Approve to cancel company Treasury Shares		Management	For	For
E.7		Amend clauses 5, 9, and 19 of Company Bylaws		Management	For	For
E.8		Approve allocation of income for fiscal year ended Dec. 31, 2011		Management	For	For
E.9		Approve dividend of MXN 0.44 per share and extraordinary dividend of MXN 0.11 per Share		Management	For	For
E.10		Accept report on adherence to fiscal obligations		Management	For	For
E.11		Accept report re: employee stock purchase plan		Management	For	For
E.12		Accept report re: Wal-Mart de Mexico Foundation		Management	For	For
E.13		Ratify Board of Directors' actions for fiscal year 2011		Management	For	For
E.14		Elect directors		Management	For	For
E.15		Elect Chairmen of Audit and Corporate Governance Committees		Management	For	For
E.16		Authorize board to ratify and execute approved resolutions		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN NUMBERING.IF YOU
HAVE ALR-EADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECID-E TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	78,500	02-Mar-2012		21-Mar-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	36,100	02-Mar-2012		21-Mar-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	7,790,000	02-Mar-2012		21-Mar-2012
CENTRAL BANK OF INDIA, MUMBAI
Security		Y1243T104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		27-Mar-2012
ISIN		INE483A01010		Agenda		703634281 - Management
Record Date				Holding Recon Date		23-Mar-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		15-Mar-2012
SEDOL(s)		B236VP0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that pursuant to the provisions of the
Banking Companies (Acquisition and Transfer of
Undertakings) Act, 1970 (hereinafter referred to
as the 'Act') read with The Nationalised Banks
(Management and Miscellaneous Provisions)
Scheme, 1970 (hereinafter referred to as the
'Scheme' ) and Central Bank of India (Shares and
Meetings) Regulations, 1998 (hereinafter referred
to as the 'Regulations') and subject to the
approvals, consents, sanctions, if any, of
Government of India(GoI), Reserve Bank of India
(RBI), Securities and Exchange Board of India
(SEBI), and/or any other authority as may be
required in this regard and subject to such terms,
conditions and modifications thereto as may be
prescribed by them in granting such approvals
and which may be agreed to by the Board of
Directors of the Bank and subject to SEBI
CONTD				Management	For	For
CONT	CONTD (Issue of Capital and Disclosure
Requirements) Regulations, 2009 (SEBI-ICDR
Regulations) and regulations prescribed by RBI
and all other relevant-authorities from time to
time and subject to the Listing Agreements
entered-into with the Stock Exchanges where the
equity shares of the Bank are listed,-consent of
the shareholders of the Bank be and is hereby
accorded to the-Board of Directors of the Bank
(hereinafter called "Board") which term shall-be
deemed to include a Committee which the Board
may have constituted or/may-constitute, to
exercise its powers including the powers
conferred by this-Resolution) to create, offer,
issue and allot upto 62,357,687 Equity Shares-to
GoI & upto 32,330,316 Equity Shares to Life
Insurance Corporation of India-of the face value
of Rs.10/-each on preferential basis at a price of
CONTD				Non-Voting
CONT	CONTD Rs. 105.61 per Equity Share determined
by the Board in accordance with-Regulation 76 of
SEBI ICDR Regulations aggregating upto Rs.
1000/-crore.-Resolved further that the 'Relevant
Date' for determination of the Issue-Price is 24-
02-2012. Resolved further that the Board shall
have authority and-power to accept any
modification in the proposal as may be required
or-imposed by the GoI/RBI/SEBI/Stock
Exchanges where the equity shares of the-Bank
are listed or such other appropriate authorities at				Non-Voting			None
the time of-according/granting their approvals,
consents, permissions and sanctions for-the
issue, allotment and listing thereof and as agreed
to by the Board.-Resolved further that the said
equity shares to be issued and allotted on-
preferential basis in pursuance of this Resolution
shall be issued in-dematerialized form CONTD
CONT	CONTD and shall be subject to lock-in
requirements required under Chapter VII-of the
SEBI ICDR Regulations and shall rank pari passu
with the existing-equity shares of the Bank and
shall be entitled to dividend declared, if any,-in
accordance with the statutory guidelines that are
in force at the time of-such declaration. Resolved
further that for the purpose of giving effect to-this
Resolution, the Board be and is hereby
authorised to do all such acts,-deeds, matters
and things as it may in its absolute discretion
deem-necessary, proper and desirable and to
settle any question, difficulty or-doubt that may
arise in regard to the issue of the equity shares
and further-to do all such acts, deeds, matters
and things, finalise and execute all-documents
and writings as may be necessary, desirable or
expedient as it may-in CONTD				Non-Voting
CONT	CONTD its absolute discretion deem fit, proper or
desirable without being-required to seek any
further consent or approval of the shareholders
or-authorise to the end and intent that the
shareholders shall be deemed to have-given their
approval thereto expressly by the authority of this
resolution.-Resolved further that the Board be
and is hereby authorised to delegate all-or any of
the powers herein conferred on it, to the
Chairman and Managing-Director or Executive
Director or such other officer(s) of the Bank as it
may-deem fit to give effect to the aforesaid
Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	214,072	03-Mar-2012		15-Mar-2012
AMBUJA CEMENTS LTD
Security		Y6140K106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Mar-2012
ISIN		INE079A01024		Agenda		703636641 - Management
Record Date				Holding Recon Date		23-Mar-2012
City /	Country	JUNAGADH /	India	Vote Deadline Date		14-Mar-2012
SEDOL(s)		B09QQ11 - B0BV9F9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the Profit & Loss Account for the Corporate Financial Year ended 31st December, 2011 and the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare a dividend on equity shares		Management	For	For
3		To appoint a Director in place of Mr. Nasser Munjee, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Rajendra P. Chitale, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. Shailesh Haribhakti, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
6	Resolved that M/s S.R. Batliboi & Co.
(Membership No. 301003E), Chartered
Accountants, be and are hereby appointed as
Statutory Auditors of the company, to hold the
office from the conclusion of this meeting until the
conclusion of next Annual General Meeting of the
company and to authorize the Board to fix their
remuneration				Management	For	For
7	Resolved that pursuant to the provisions of
Section 260 and all other applicable provisions, if
any, of the Companies Act, 1956, Mr. Bernard
Fontana who was appointed as an Additional
Director of the Company and who holds office
only up to the date of this Annual General
Meeting and being eligible, offers himself for
appointment and in respect of whom the
Company has received a notice in writing from
one of the members, pursuant to the provisions
of Section 257 of the Companies Act, 1956
signifying his intention to propose the candidature
of Mr. Bernard Fontana for the office of the
Director, be and is hereby appointed as a
Director of the Company, not liable to retire by
rotation				Management	For	For
8	Resolved that pursuant to the provisions of
Section 31 and all other applicable provisions, if
any, of the Companies Act, 1956 (including any
statutory modification or re-enactment thereof for
the time being in force) the Articles of Association
of the Company be and are hereby altered /
amended in the following articles 2, 8, 106, 122,
123, 124, 125, 139(a), 153, 155(b), 167(a) as
specified. Resolved further that pursuant to the				Management	For	For	None
provisions of Section 31 of the Companies Act,
1956, approval of the members be and is hereby
accorded to the automatic deletion of Article 153
(a), (b) & (c) of the Articles of Association of the
Company upon Mr. Narotam S. Sekhsaria
ceasing to be the Chairman of the Company, and
no further approval or consent of the
shareholders' shall be required for such deletion
and insertion of CONTD
CONT	CONTD a new Article 153 stating "The Board
may from time to time elect from-among their
number, a Chairman of the Board and determine
the period for-which he is to hold office. The
Directors may likewise appoint from among-their
number, a Vice Chairman and determine the
period for which he is to-hold office. If at any
meeting of the Board, the Chairman and the
Vice-Chairman are not present within fifteen
minutes after the time appointed for-holding the
same, or both of them are unwilling to act as
Chairman of the-meeting, the Directors present
may choose one of their number to be the-
Chairman of the meeting. Resolved further that
the Managing Director and the-Company
Secretary of CONTD				Non-Voting
CONT	CONTD the Company be and are hereby
severally authorized to do all such acts,-deeds,
matters and things as may be necessary or
desirable for and on behalf-of the Company for
the purpose of giving effect to this resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGS INDUSTRIALS MAURITIUS	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	22,742	06-Mar-2012		14-Mar-2012
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	759,621	06-Mar-2012		14-Mar-2012
ADVANCED INFO SERVICE PUBLIC CO LTD
Security		Y0014U183		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Mar-2012
ISIN		TH0268010Z11		Agenda		703620054 - Management
Record Date		24-Feb-2012		Holding Recon Date		24-Feb-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		26-Mar-2012
SEDOL(s)		6412591 - B01DCM3 - B05MWX7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 951224 DUE TO
RECEIPT OF D-IRECTOR NAMES. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED-AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
1		Matters to be informed		Management	For	For
2		To consider and adopt the Minutes of the Annual General Meeting of Shareholders for 2011, held on 31 March 2011		Management	For	For
3		To acknowledge the Board of Directors' report on the Company's operating results for 2011		Management	For	For
4		To consider and approve the Balance Sheet (Statements of financial position) and Statements of Income for the year ended 31 December 2011		Management	For	For
5		To consider and appropriate the net profit for 2011 as the annual dividend		Management	For	For
6		Approve KPMG Phoomchai Audit Ltd. as Auditors and Authorize Board to Fix Their Remuneration		Management	For	For
7.1		To consider and approve the appointment of director to replace those who will retire by rotation in 2012: Mr. Somprasong Boonyachai		Management	For	For
7.2		To consider and approve the appointment of director to replace those who will retire by rotation in 2012: Mr. Aviruth Wongbuddhapitak		Management	For	For
7.3		To consider and approve the appointment of director to replace those who will retire by rotation in 2012: Mrs. Tasanee Manorot		Management	For	For
7.4		To consider and approve the appointment of director to replace those who will retire by rotation in 2012: Mr. Allen Lew Yoong Keong		Management	For	For
8		To consider and approve the appointment of new director:Montchai Noosong		Management	For	For
9		To consider and approve the remuneration of the Company's Board of Directors for 2012		Management	For	For
10		Other business (if any)		Management	For	Against
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 6 AND ADDITION OF NOTICE
SPECIFIC COMMENT. IF YOU HAVE ALREADY
SENT IN-YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND Y-OUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	15,100	23-Feb-2012		26-Mar-2012
INVERSIONES ARGOS SA
Security		P5864J105		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		28-Mar-2012
ISIN		COT09PA00019		Agenda		703629660 - Management
Record Date				Holding Recon Date		26-Mar-2012
City /	Country	MEDELLIN /	Colombia	Vote Deadline Date		22-Mar-2012
SEDOL(s)		2184173 - B0LD1H1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Verification of the quorum		Management	For	For
2		Reading and approval of the agenda		Management	For	For
3		Designation of a committee to approve the minutes		Management	For	For
4		Joint report from the board of directors and the president		Management	For	For
5		Presentation of the financial statements to December 31, 2011		Management	For	For
6		Report from the auditor		Management	For	For
7		Approval of the joint report from the board of directors and the president and of the financial statements to December 31, 2011		Management	For	For
8		Presentation and approval of the plan for the distribution of profit		Management	For	For
9		Presentation and approval of a full amendment of the corporate bylaws		Management	For	For
10		Proposals and various		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO REMOVAL OF RECORD DATE.IF YOU
HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DE-CIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	8,688	29-Feb-2012		23-Mar-2012
ACC LTD
Security		Y0002C112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Mar-2012
ISIN		INE012A01025		Agenda		703633722 - Management
Record Date				Holding Recon Date		26-Mar-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		16-Mar-2012
SEDOL(s)		6099563 - 6155915 - B01YTZ8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and adopt the Audited Profit and Loss Account for the financial year ended December 31, 2011, the Balance Sheet as at that date and the Report of the Directors and Auditors thereon		Management	For	For
2		To declare a dividend		Management	For	For
3		To appoint a Director in place of Mr Paul Hugentobler who retires by rotation and is eligible for reappointment		Management	For	For
4		To appoint a Director in place of Mr M L Narula who retires by rotation and is eligible for reappointment		Management	For	For
5		To appoint a Director in place of Mr S M Palia who retires by rotation and is eligible for reappointment		Management	For	For
6	Resolved that in place of Messrs. S R Batliboi &
Associates, the retiring Auditors, who have
expressed their inability to continue, Messrs. S R
Batliboi & Co., Chartered Accountants
(Membership No. 301003E), be and are hereby
appointed as Auditors of the Company for the
Company's financial year ending December 31,
2012, to hold office from the conclusion of this
Annual General Meeting until the conclusion of
the next Annual General Meeting of the Company
and in respect of whom the Company has
received a special notice from a Member,
pursuant to the provisions of Section 190 read
with Section 225 of the Companies Act, 1956,
signifying his intention to propose the
appointment of Messrs. S R Batliboi & Co. as
Statutory Auditors on a remuneration to be
determined by the Board of Directors or a
Committee thereof				Management	For	For
7	To appoint Mr Bernard Fontana as a Director in
place of Mr Markus Akermann who retires by
rotation and does not wish to seek re-election
and in respect of whom, the Company has
received a notice in writing under Section 257 of
the Companies Act, 1956 from a Member
proposing Mr Fontana's candidature for the office
of Director				Management	For	For
8	To appoint a Director in place of Mr Ashwin Dani
who was appointed by the Board of Directors as
an Additional Director of the Company with effect
from December 15, 2011 and who holds office up
to the date of the forthcoming Annual General
Meeting of the Company under Section 260 of
the Companies Act, 1956, but who is eligible for
appointment and in respect of whom the
Company has received a notice in writing under
Section 257 of the Companies Act, 1956, from a
Member proposing Mr Dani's candidature for the
office of Director				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	105,882	03-Mar-2012		16-Mar-2012
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security		Y7145P165		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Mar-2012
ISIN		TH0355A10Z12		Agenda		703644852 - Management
Record Date		15-Feb-2012		Holding Recon Date		15-Feb-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		26-Mar-2012
SEDOL(s)		B1359J0 - B13B738 - B13JK44		Quick Code

Item		Proposal		Type	Vote	For/Against Management
cmmt	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 958715 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
cmmt		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
1		To acknowledge the 2011 Performance Result and 2012 Work Plan of the Company		Non-Voting
2		To approve the 2011 financial statements		Management	For	For
3		To approve the dividend payment for 2011 performance		Management	For	For
4		To appoint the Auditor and consider the Auditor's fees for year 2012		Management	For	For
5.1		To approve the appointment of new director in replacement of those who are due to retire by rotation: Mr. Chakkrit Parapuntakul		Management	For	For
5.2		To approve the appointment of new director in replacement of those who are due to retire by rotation: Mrs. Varanuj Hongsaprabhas		Management	For	For
5.3		To approve the appointment of new director in replacement of those who are due to retire by rotation: General Pornchai Kranlert		Management	For	For
5.4		To approve the appointment of new director in replacement of those who are due to retire by rotation: Mr. Anon Sirisaengtaksin		Management	For	For
5.5		To approve the appointment of new director in replacement of those who are due to retire by rotation: Mr. Prajya Phinyawat		Management	For	For
6		To approve the directors' and the sub- committees' remuneration for year 2012		Management	For	For
7		Other Matters (if any)		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	43,865	09-Mar-2012		26-Mar-2012
BR PROPERTIES SA, SAO PAULO
Security		P1909V120		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		29-Mar-2012
ISIN		BRBRPRACNOR9		Agenda		703639700 - Management
Record Date				Holding Recon Date		27-Mar-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		23-Mar-2012
SEDOL(s)		B1FLW42		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF AT-TORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING INSTRUCTION-S IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO BE
REJECTED-. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON THIS ITEM-IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN
FAVOR-OR AGAINST OF THE DEFAULT
COMPANY'S CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
I	To examine, discuss and approve the protocol
and justification of merger of One Properties S.A.
into BR Properties S.A., from here onwards the
protocol and justification, entered into between
the managements of the companies on March 2,
2012, as well as the acts and measures
contemplated in it				Management	For	For
II	Ratify the appointment and hiring of APSIS
Consultoria e Avaliacoes Ltda., for the
preparation of the valuation report of the equity of
One Properties S.A., which will be transferred to
the company, for the purposes of Article 227 and
8 of Law 6404.76, from here onwards the
valuation report				Management	For	For
III		To approve the valuation report		Management	For	For
IV	To approve the merger of One Properties S.A.
into the company, from here onwards the merger,
and the consequent increase of the share capital
of the company, through the issuance of common
shares to be subscribed for and paid in by the
managers of One Properties S.A. in the name of
its shareholders				Management	For	For
V	To amend the corporate bylaws of the company,
including in such a way as to reflect the increase
of the share capital and the issuance of shares
resulting from the approval of the merger and to
adapt them to the minimum bylaws clauses
provided for in the new Novo Mercado Listing
Regulations issued by BM and FBovespa, S.A.,
Bolsa de Valores, Mercadorias e Futuros, as
approved by the Brazilian Securities Commission
and in effect since May 10, 2011, to wit, Article 1,
sole paragraph, chapter I, name, head office,
corporate purpose and duration, Article 5, main
part and paragraph 3, chapter II, share capital,
article 7, main part and paragraph 3, line d,
chapter III, general meeting, Article 10, main part
and paragraphs 1, 2, 3, 4, 5 and 6, Article 11,
paragraph 2 and 3, Article 12, main part and
paragraph 1, lines VII, XI, XIX, and XX, Article
14, paragraphs 3 and 4, chapter IV,
management, Article 18, paragraphs 2 and 3,
Article 19, the main part and sole paragraph,
chapter 5, fiscal year and distribution of profit,
Article 21, paragraph 1, Article 22, paragraph 2,
Article 23, main part and line b, Article 24, main
part and paragraph 4, Article 25, Article 26,
Article 27, sole paragraph, Article 28, main part
and paragraphs, Article 29, main part and
paragraphs, Article 30, main part and sole
paragraph, Article 31, Article 32, main part and
sole paragraph, Article 33, paragraph 1, Article
34, chapter VII, disposition of control, delisting as
a publicly traded company and delisting from the
Novo Mercado, Article 35, main part and
paragraphs, chapter VIII, conflict of interest,
Article 36, chapter IX, arbitration, as well as the
inclusion and exclusion of other, related articles
and the correct numbering of the articles				Management	For	For
VI		To restate the corporate bylaws of the company		Management	For	For
VII		To approve the practice, by the managers of the company, of all the acts necessary for the merger		Management	For	For
VIII	To take cognizance of the resignations to be
presented by the current members of the board
of directors and to elect new members to make
up the board of directors of the company,
including the appointment of the alternates, with
a term in office until the annual general meeting
of the company that approves the accounts from
the 2013 fiscal year				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO POSTPONEMENT OF MEETING DATE
FROM 2-0 MAR 12 TO 29 MAR 12. IF YOU
HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT R-ETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. T-HANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	166,900	07-Mar-2012		16-Mar-2012
MALAYAN BANKING BHD MAYBANK
Security		Y54671105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Mar-2012
ISIN		MYL1155OO000		Agenda		703640157 - Management
Record Date				Holding Recon Date		27-Mar-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		22-Mar-2012
SEDOL(s)		5347218 - 6556325 - B02GT19		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		To receive the Audited Financial Statements for the financial period ended 31 December 2011 together with the Reports of the Directors and Auditors thereon		Management	For	For
O.2		To approve the payment of a Final Dividend of 36 sen per share less 25% income tax, for the six- month financial period ended 31 December 2011 as recommended by the Board		Management	For	For
O.3		To re-elect the following Director, who retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Dato' Johan Ariffin		Management	For	For
O.4		To re-elect the following Director, who retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Dato' Sri Abdul Wahid Omar		Management	For	For
O.5		To re-elect the following Director, who retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Tan Sri Datuk Dr Hadenan A. Jalil		Management	For	For
O.6		That Mr Alister Maitland, retiring pursuant to Section 129(6) of the Companies Act, 1965, be re-appointed a Director of the Company to hold office until the next Annual General Meeting		Management	For	For
O.7		To re-appoint Messrs Ernst & Young as Auditors of the Company for the financial year ending 31 December 2012 and to authorise the Directors to fix their remuneration		Management	For	For
O.8	That subject always to the Companies Act, 1965,
the Company's Articles of Association and
approval of the relevant government/regulatory
authorities, the Directors be and are hereby
authorised pursuant to Section 132D of the
Companies Act, 1965, to issue shares in the
Company at any time until the conclusion of the
next Annual General Meeting and upon such
terms and conditions and for such purposes as
the Directors may, in their absolute discretion
deem fit, provided that the aggregate number of
shares to be issued does not exceed 10% of the
issued share capital of the Company for the time
being				Management	For	For
O.9	Allotment and issuance of new ordinary shares of
RM 1.00 each in Maybank ("Maybank shares") in
relation to the recurrent and optional dividend
reinvestment plan that allows shareholders of
Maybank ("shareholders") to reinvest their
dividend to which the dividend reinvestment plan
applies, in new ordinary shares of RM1.00 each
in Maybank ("dividend reinvestment plan")				Management	For	For
S.1		Proposed amendments to memorandum and articles of association of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	21,400	07-Mar-2012		23-Mar-2012
RANDON SA IMPLEMENTOS E PARTICIPACOES, CAXIAS DO S
Security		P7988W103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Mar-2012
ISIN		BRRAPTACNPR4		Agenda		703656100 - Management
Record Date				Holding Recon Date		27-Mar-2012
City /	Country	CAXIAS DO SUL /	Brazil	Vote Deadline Date		22-Mar-2012
SEDOL(s)		2723167 - B010V49		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM "C" ONLY. THANK-YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
A	To examine, discuss and vote upon the board of
directors annual report, the-financial statements,
external auditors and of the finance committee
and-documents opinion report relating to fiscal
year ending December 31, 2011				Non-Voting
B		Distribution of the fiscal years net profits and deliberate on the-distribution dividends		Non-Voting
C		To elect, if in case, the members of the finance committee		Management	For	For
D		To set the directors global remuneration, if in case, the members of the-finance		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	192,363	15-Mar-2012		23-Mar-2012
GENOMMA LAB INTERNACIONAL SAB DE CV
Security		P48318102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Mar-2012
ISIN		MX01LA010006		Agenda		703657328 - Management
Record Date		21-Mar-2012		Holding Recon Date		21-Mar-2012
City /	Country	MEXICO DF /	Mexico	Vote Deadline Date		23-Mar-2012
SEDOL(s)		B3B1C73 - B3B3RS5 - B7JQ3J7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Presentation and, if deemed appropriate,
approval of the reports referred to in article 28,
part IV, of the securities market law, including the
presentation of the financial statements of the
company for the fiscal year that ended on
December 31, 2011. Presentation of the report
regarding the fulfillment of the tax obligations of
the company, in accordance with the legally
applicable provisions. Allocation of results.
Resolutions in this regard				Management	For	For
2		Designation and or ratification of the members of the board of directors, secretaries and chairpersons of the audit and corporate practices committees		Management	For	For
3		Determination of the compensation for the members of the board of directors, secretaries and members of the committees of the company		Management	For	For
4	Report regarding the procedures and resolutions
related to the acquisition and placement of
shares of the company. Discussion and if
deemed appropriate, approval of the maximum
amount of funds that can be allocated to the
acquisition of shares of the company, in
accordance with the terms of that which is
provided for in article 56, part iv, of the securities
market law. Resolutions in this regard				Management	For	For
5		Discussion and, if deemed appropriate, approval for the company to directly or indirectly make a public tender offer to acquire shares in the United States of America. Resolutions in this regard		Management	For	For
6		Discussion and, if deemed appropriate, approval to take out financing. Resolutions in this regard		Management	For	For
7		Designation of special delegates who will formalize and carry out the resolutions that the general meeting passes		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	20,400	15-Mar-2012		24-Mar-2012
MARCOPOLO SA
Security		P64331112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Mar-2012
ISIN		BRPOMOACNPR7		Agenda		703658825 - Management
Record Date				Holding Recon Date		27-Mar-2012
City /	Country	CAXIAS DO SUL /	Brazil	Vote Deadline Date		23-Mar-2012
SEDOL(s)		2599131		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM C AND D ONLY.-THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
A		To consider and vote on the report from the management and the financial-statements for the fiscal year that ended on December 31, 2011		Non-Voting
B		To consider and vote on the proposal for the allocation of the net profit-from the fiscal year and to ratify the interest and or dividends that have- already been distributed		Non-Voting
C	To elect the members of the board of directors for
a term in office of two years, observing, in its
composition, that at least 20 percent of its
members must be independent members of the
board of directors, in accordance with the
definition contained in the level 2 regulations				Management	For	For
D		To elect the members of the finance committee and set their remuneration		Management	For	For
E		To set the global remuneration for the members of the board of directors		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	406,261	16-Mar-2012		24-Mar-2012
NETEASE.COM, INC.
Security		64110W102		Meeting Type		Special
Ticker Symbol		NTES		Meeting Date		29-Mar-2012
ISIN		US64110W1027		Agenda		933561082 - Management
Record Date		02-Mar-2012		Holding Recon Date		02-Mar-2012
City /	Country	/	United States	Vote Deadline Date		23-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
S1.	TO APPROVE, AS SPECIAL RESOLUTION,
THAT THE NAME OF NETEASE.COM, INC. IS
HEREBY CHANGED WITH IMMEDIATE
EFFECT TO NETEASE, INC. AND THAT THE
OFFICERS BE, AND EACH OF THEM HEREBY
IS, AUTHORIZED AND DIRECTED TO FILE
THIS RESOLUTION WITH THE REGISTRAR OF
COMPANIES OF THE CAYMAN ISLANDS AND
TO TAKE SUCH OTHER ACTIONS AS THEY
SHALL DEEM NECESSARY TO EFFECT THE
FOREGOING				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	703	10-Mar-2012		10-Mar-2012
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	1,785	10-Mar-2012		10-Mar-2012
TATA STEEL LTD, MUMBAI
Security		Y8547N139		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		30-Mar-2012
ISIN		INE081A01012		Agenda		703623341 - Management
Record Date		10-Feb-2012		Holding Recon Date		10-Feb-2012
City /	Country	TBD /	India	Vote Deadline Date		23-Mar-2012
SEDOL(s)		6101156 - B0K7S40		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Ordinary Resolution under Section 293(1)(d) of
the Companies Act, 1956 for increase in
borrowing limits from Rs. 40,000 crores to Rs.
50,000 crores or the aggregate of the paid up
capital and free reserves of the Company,
whichever is higher				Management	For	For
2	Ordinary Resolution under Section 293(1)(a) of
the Companies Act, 1956 for creation of charges
on the movable and immovable properties of the
Company, both present and future, in respect of
borrowings in terms of resolution No. (1) above				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGS BASIC MATERIALS MAURITIUS	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	3,184	25-Feb-2012		23-Mar-2012
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	317,034	25-Feb-2012		23-Mar-2012
ANGLO AMERICAN PLATINUM LIMITED, JOHANNESBURG
Security		S9122P108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Mar-2012
ISIN		ZAE000013181		Agenda		703625737 - Management
Record Date		23-Mar-2012		Holding Recon Date		23-Mar-2012
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		23-Mar-2012
SEDOL(s)		0760393 - 5731598 - 6761000 - 6761011 - B0372N4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To adopt the annual financial statements for the year ended 31 December 2011 including the directors' report, the Audit Committee report and the independent auditors' report		Management	For	For
2.1		To re-elect Mr RMW Dunne as a director of the Company		Management	For	For
2.2		To re-elect Dr BA Khumalo as a director of the Company		Management	For	For
2.3		To re-elect Mr. R. Medori as a director of the Company		Management	For	For
2.4		To confirm the appointment of Ms A Kekana as a director of the Company		Management	For	For
3.1		To appoint the member of the Audit Committee until the next annual general meeting: Mr RMW Dunne (Chairman)		Management	For	For
3.2		To appoint the member of the Audit Committee until the next annual general meeting: Ms A Kekana		Management	For	For
3.3		To appoint the member of the Audit Committee until the next annual general meeting: Ms SEN Sebotsa		Management	For	For
4	To reappoint Deloitte & Touche as independent
external auditors of the Company to hold office
until the next annual general meeting and to note
that James Welch is the individual registered
auditor who will undertake the audit during the
financial year ending 31 December 2012				Management	For	For
5		To approve the remuneration policy		Management	For	For
6		Placing 5% of the unissued ordinary shares under the control of the directors		Management	For	For
S.1		Special resolution to approve the non-executive directors fees		Management	For	For
S.2		Special resolution in the form of a general authority to permit the Company and/or its subsidiaries to acquire shares in the Company		Management	For	For
S.3		Special resolution in the form of a general authority to provide financial assistance		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN DIRECTOR NAME IN
RESOLUTI-ON 2.3. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROX-Y FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	5,249	28-Feb-2012		23-Mar-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	533	28-Feb-2012		23-Mar-2012
GRUPO NUTRESA SA
Security		P5041C114		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		30-Mar-2012
ISIN		COT04PA00028		Agenda		703628240 - Management
Record Date				Holding Recon Date		28-Mar-2012
City /	Country	MEDELLIN /	Colombia	Vote Deadline Date		26-Mar-2012
SEDOL(s)		B00P907		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Verification of the quorum and instatement of the general meeting		Management	For	For
2		Designation of commissioners to approve and sign the meeting minutes		Management	For	For
3		Reading of the management report from the board of directors and from the president of the company		Management	For	For
4		Presentation of the financial statements with a cutoff date of December 31, 2011		Management	For	For
5		Reading of the opinions from the auditor regarding the financial statements		Management	For	For
6		Consideration of the management report, of the financial statements and of the opinions of the auditor		Management	For	For
7		Consideration of the plan for the distribution of profit		Management	For	For
8		Establishment of compensation for the board of directors		Management	For	For
9		Establishment of compensation for the auditor		Management	For	For
10		Proposals		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO REMOVAL OF RECORD DATE. IF
YOU HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU D-ECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	2,302	29-Feb-2012		27-Mar-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	422,565	29-Feb-2012		29-Mar-2012
NESTLE INDIA LTD
Security		Y6268T111		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Mar-2012
ISIN		INE239A01016		Agenda		703636627 - Management
Record Date				Holding Recon Date		28-Mar-2012
City /	Country	NEW DELHI /	India	Vote Deadline Date		19-Mar-2012
SEDOL(s)		6128605		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Balance Sheet as at 31 December, 2011 and the Profit and Loss Account for the year ended on that date together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare final dividend and confirm the two interim dividends of Rs. 9.00 and Rs. 27.00 per equity share for the year ended 31st December, 2011		Management	For	For
3		To appoint a director in place of Mr. Michael W.O.Garrett, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a director in place of Mr. Ravinder Narain, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint M/s A.F. Ferguson & Co., Chartered Accountants (ICAI Registration No. 112066W) as statutory auditors and fix their remuneration		Management	For	For
6	Resolved that Mr. Ashok Kumar Mahindra, who
was appointed as an Additional Director of the
Company by the Board of Directors with effect
from 21st April, 2011, in terms of Section 260 of
the Companies Act, 1956 ("the Act") and Article
127 of the Articles of Association of the Company
and whose term of office expires at this Annual
General Meeting and in respect of whom the
Company has received notice in writing from a
member under Section 257 of the Act, proposing
his candidature for the office of Director, be and
is hereby appointed as a Director of the
Company and the period of his office shall be
liable to determination by retirement of directors
by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	1,026	06-Mar-2012		28-Mar-2012
INTERCONEXION ELECTRICA S A E S P
Security		P5624U101		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		30-Mar-2012
ISIN		COE15PA00026		Agenda		703644054 - Management
Record Date				Holding Recon Date		28-Mar-2012
City /	Country	MEDELLIN /	Colombia	Vote Deadline Date		26-Mar-2012
SEDOL(s)		2205706		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Election of the chairperson of the general meeting		Management	For	For
2		Report from the secretary regarding the approval of minutes 100 from March 31, 2011		Management	For	For
3		Election of a committee to approve the minutes and count the votes		Management	For	For
4		A few words from the minister of mines and energy, Mr. Mauricio Cardenas Santa Maria		Management	For	For
5		A greeting from the chairperson of the board of directors and reading of the report from the board of directors about its operations		Management	For	For
6		2011 management report, board of directors and general manager		Management	For	For
7		Report from the board of directors and from the general manager regarding the fulfillment and development of the good governance code		Management	For	For
8		Reading and presentation of the financial statements of ISA and of the consolidated financial statements to December 31, 2011		Management	For	For
9		Reading of the opinion of the auditor		Management	For	For
10		Approval of the ISA financial statements and consolidated financial statements to December 31, 2011		Management	For	For
11		Approval of the plan for the distribution of profit from the 2011 fiscal year to establish the legal reserves, declare dividends and establish an occasional reserve for the strengthening of equity		Management	For	For
12		Election of the auditor and allocation of compensation		Management	For	For
13		Election of the board of directors		Management	For	For
14		Various		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	10,492	09-Mar-2012		27-Mar-2012
TOTAL ACCESS COMMUNICATION PUBLIC CO LTD
Security		Y8904F133		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Mar-2012
ISIN		TH0554010Z06		Agenda		703652102 - Management
Record Date		21-Feb-2012		Holding Recon Date		21-Feb-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		28-Mar-2012
SEDOL(s)		B1Z4V22 - B3BJYL5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO- ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY- CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU		Non-Voting
1		Adoption of the minutes of the 2011 annual general meeting of shareholders-held on 21 April 2011		Non-Voting
2		Adoption of the minutes of the 2011 extraordinary general meeting of-shareholders held on 31 May 2011		Non-Voting
3		Acknowledgement of the annual report on the business operation of the company-for 2011		Non-Voting
4		Approval of the audited consolidated financial statements of the company for-the financial year ended 31 December 2011		Non-Voting
5		Approval of the annual dividend payment for 2011 and acknowledgement of the-special interim dividend payment		Non-Voting
6		Approval of the re-election of directors		Non-Voting
7		Approval of the remuneration of directors for 2012		Non-Voting
8		Approval of the appointment of auditors of the company and fixing their-remuneration		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	346,500
SIAM CEM PUB CO LTD
Security		Y7866P139		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Mar-2012
ISIN		TH0003010Z04		Agenda		703666098 - Management
Record Date		20-Feb-2012		Holding Recon Date		20-Feb-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		28-Mar-2012
SEDOL(s)		6609917 - B01DQC1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO- ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY- CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU		Non-Voting
1	To approve the minutes of the 2011 annual
general meeting of shareholders-(the 18th
meeting) held on Wednesday, March 30, 2011
and the minutes of 2012-extraordinary general
meeting of shareholders (no. 1/2012) held on
Wednesday,-January 25, 2012				Non-Voting
2		To acknowledge the company's annual report for the year 2011		Non-Voting
3		To approve the financial statement for the year ended December 31, 2011		Non-Voting
4		To consider and approve the allocation of profit for the year 2011		Non-Voting
5.1		To consider and approve the election of director in replacement of those who-are retired by rotation: Mr. Snoh Unakul		Non-Voting
5.2		To consider and approve the election of director in replacement of those who-are retired by rotation: Mr. Panas Simasathien		Non-Voting
5.3		To consider and approve the election of director in replacement of those who-are retired by rotation: Mr. Arsa Sarasin		Non-Voting
5.4		To consider and approve the election of director in replacement of those who-are retired by rotation: Mr. Chumpol Na Lamlieng		Non-Voting
6		The appointment of the auditors from KPMG Phoomchai Audit Ltd. To approve the-audit fee for the company's financial statements of 2012		Non-Voting
7	To consider and approve the amendments to the
company's articles of-association. The board has
proposed the amendments to clause 25 relating
to-voting and clause 30 relating to election of
directors of the company's-articles of association				Non-Voting
8	To acknowledge the board of directors and sub-
committee remuneration. To-acknowledge the
board of directors' remuneration the board has
proposed the-meeting to maintain the
remuneration and bonus paid to the board of
directors-in the year 2012 in accordance with the
rule which was approved by the 11th-annual
general meeting of shareholders held on March
24, 2004, effective from-the date of approval until
the meeting resolves otherwise. To acknowledge				Non-Voting			None
the-sub-committees remuneration the board has
proposed the meeting to maintain-the
remuneration for sub committees in the year
2012 in accordance with the-rule which was
approved by the 18th annual general meeting of
shareholders-held on March 30, 2011, effective
from the date of approval until the meeting-
resolves otherwise
9		other businesses (if any)		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	7,300
ANTA SPORTS PRODUCTS LTD
Security		G04011105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		02-Apr-2012
ISIN		KYG040111059		Agenda		703632427 - Management
Record Date		28-Mar-2012		Holding Recon Date		28-Mar-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		28-Mar-2012
SEDOL(s)		B1YVKN8 - B235FM2 - B2468S1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0301/LTN20120301416.pdf		Non-Voting
1	To receive and consider the audited consolidated
financial statements of the Company and its
subsidiaries and the reports of the directors and
the auditor of the Company for the year ended 31
December 2011				Management	For	For
2		To declare a final dividend in respect of the year ended 31 December 2011		Management	For	For
3		To re-elect Mr. Ding Shijia as executive director of the Company		Management	For	For
4		To re-elect Mr. Lai Shixian as executive director of the Company		Management	For	For
5		To re-elect Mr. Yeung Chi Tat as independent non-executive director of the Company		Management	For	For
6		To authorise the board of directors of the Company to fix the remuneration of the Company's directors		Management	For	For
7		To re-appoint KPMG as the Company's auditor and to authorise the board of directors of the Company to fix their remuneration		Management	For	For
8		To grant a general mandate to the directors of the Company to allot, issue and deal with the Company's shares		Management	For	For
9		To grant a general mandate to the directors of the Company to repurchase the Company's shares		Management	For	For
10		To extend the general mandate granted to the directors of the Company under resolution no. 8 by the number of shares repurchased		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	2,332,000	02-Mar-2012		29-Mar-2012
MAJOR CINEPLEX GROUP PUBLIC CO LTD
Security		Y54190130		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		03-Apr-2012
ISIN		TH0671010Z16		Agenda		703655451 - Management
Record Date		02-Mar-2012		Holding Recon Date		02-Mar-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		30-Mar-2012
SEDOL(s)		6614159 - 7591046 - B1SY271		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
1		To consider and certify minutes of annual general meeting of shareholder 2011 held on Tuesday 5 April 2011		Management	For	For
2		To acknowledge the result of business operation of the company for 2011		Management	For	For
3		To consider and approving the balance sheet and the profit and loss account for the year ending 31 December 2011		Management	For	For
4		To consider and approve the dividend payment for 2011		Management	For	For
5.A		To consider and appoint new director to replace the directors who must retire by rotation: Mrs. Paradee Poolvaraluck		Management	For	For
5.B		To consider and appoint new director to replace the directors who must retire by rotation: Mr. Verawat Ongvasith		Management	For	For
5.C		To consider and appoint new director to replace the directors who must retire by rotation: Mr. Wallop Tangtrongchitr		Management	For	For
5.D		To consider and appoint new director to replace the directors who must retire by rotation: Mr. Attasith Damrongrat		Management	For	For
6		To consider and fix remuneration and meeting allowance for directors for 2012		Management	For	For
7		To consider and appoint an auditor and fix audit fee for 2012		Management	For	For
8		To consider and approve the issuing of ESOP warrant for the company's executive and officer and/or the executive and officer of the company's subsidiary		Management	For	For
9		To consider and approve the decrease of the registered capital amount of THB10,189,010 by eliminating the remaining registered ord shs amount of 10,189,010 shs at the par value of THB 1 per share		Management	For	For
10		To consider and approve the amendment of clause 4 of the memorandum of association of the company regarding registered capital to be conformed to the decrease of the registered capital		Management	For	For
11	To consider and approve the increase of the
registered capital, for the issuing of ESOP
warrant for the company's executive and officer
and/or the executive and officer of the company's
subsidiary (ESOP-W4)				Management	For	For
12		To consider and approve the amendment of clause 4 of the memorandum of association of the company regarding capital to be conformed to the increase of the registered capital		Management	For	For
13		To consider and approve the allotment of increasing common share		Management	For	For
14		To consider and approve the issuance of debenture		Management	For	For
15		Other business (if any)		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	4,033,300	15-Mar-2012		30-Mar-2012
TELECOMUNICACOES BRASILEIRAS SA - TELEBRAS, BRASIL
Security		P90286116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		04-Apr-2012
ISIN		BRTELBACNPR9		Agenda		703661872 - Management
Record Date				Holding Recon Date		02-Apr-2012
City /	Country	BRASILIA /	Brazil	Vote Deadline Date		29-Mar-2012
SEDOL(s)		2879888		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL ITEMS. THANK YOU		Non-Voting
1	To take knowledge of the directors accounts,
examine, discuss and approve the board of
directors report and the financial statements
accompanied by the opinions of the finance
committee and independent auditors relating to
the 2011 fiscal year				Management	For	For
2		Proposal of the administration for destination of the year end results		Management	For	For
3		To elect the members of the board of directors		Management	For	For
4		To elect the members of the finance committee		Management	For	For
5		To set the remuneration of the members of the executive committee, board of directors and finance committee		Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE COMMENT IF
YOU-HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS Y-OU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	277,200	17-Mar-2012		30-Mar-2012
TELECOMUNICACOES BRASILEIRAS SA - TELEBRAS, BRASIL
Security		P90286116		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		04-Apr-2012
ISIN		BRTELBACNPR9		Agenda		703670718 - Management
Record Date				Holding Recon Date		02-Apr-2012
City /	Country	BRASILIA /	Brazil	Vote Deadline Date		29-Mar-2012
SEDOL(s)		2879888		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL ITEMS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Proposal from the management for the increase
of the share capital from BRL 419,454,543.77, to
BRL 719,454,543.77, through the capitalization of
credits of the Brazilian government, in the
amount of BRL 300,000,000, in accordance with
the decree of October 11, 2011, which authorizes
the increase of the share capital of the company,
published in the official federal gazetteer of
October 13, 2011, section I, page 30				Management	For	For
2		Amendment of article 5 of the corporate bylaws of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	277,200	23-Mar-2012		30-Mar-2012
THAI OIL PUB CO LTD
Security		Y8620B119		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		05-Apr-2012
ISIN		TH0796010013		Agenda		703661353 - Management
Record Date		27-Feb-2012		Holding Recon Date		27-Feb-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		03-Apr-2012
SEDOL(s)		B0305J0 - B03GZZ4 - B046NN7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
1		To certify the minutes of the 2011 annual general meeting of shareholders held on April 1, 2011		Management	For	For
2		To acknowledge the company's 2011 operating results and to approve the audited financial statements for the year ended December 31, 2011		Management	For	For
3		To approve the dividend payment for the company's 2011 operating results		Management	For	For
4		To approve the 2012 annual remuneration for the company's directors		Management	For	For
5	To approve the 2012 annual appointment of
auditors and determination of their remuneration
after due consideration, the board found it
appropriate to propose to the AGM to appoint
auditors from KPMG Phoomchai Audit Ltd., which
one of the following auditors may audit and
provide opinions on the company's 2012 financial
statements. 1. Mr. Winid Silamongkol certified
public accountant registration no.3378 auditing
during the past 5 years: 2 year (2008 and 2011),
or 2. Mr. Charoen Phosamritlert certified public
accountant registration no. 4068 auditing during
the past 5 years: 2 years (2009 and 2010), or 3.
Mr. Vairoj Jindamaneepitak certified public
accountant registration CONTD				Management	For	For
CONT	CONTD no. 3565 auditing during the past 5
years: none quarterly and year-end-audit fee
2,490,000 baht and other expenses which cover
miscellaneous-expenses during work period such
as traveling, documentation and facsimile-
expenses, etc. is not more than 10% of the audit
fee non audit fees for-review the compliance with
condition of the BOI promotion certificates is-
75,000 BAHT each				Non-Voting
6.A		The re-election of director: Mr. Norkun Sitthiphong director		Management	For	For
6.B		The re-election of director: Mr. Mr. Pichai Chunhavajira independent director		Management	For	For
6.C		The re-election of director: Somchai Poolsavasdi independent director		Management	For	For
6.D		The re-election of director: Mr. Somchai Sujjapongse independent director		Management	For	For
6.E		To consider the appointment of new director as follows:(1) Gen. Traisak Inthararasamee independent director(replacing Mr. Manu Leopairote)		Management	For	For
7		To consider and approve the issuance of debentures		Management	For	For
8		Others		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	68,986	17-Mar-2012		03-Apr-2012
SEVERSTAL CHEREPOVETS METAL FACTORY JSC, CHEREPOVE
Security		818150302		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		10-Apr-2012
ISIN		US8181503025		Agenda		703641248 - Management
Record Date		01-Mar-2012		Holding Recon Date		01-Mar-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		30-Mar-2012
SEDOL(s)		B1G4YH7 - B1HCJ19 - B549052		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Reduce OAO Severstal (hereafter 'Company')
share capital by means of buy back (cancellation)
the number of the Company's issued shares to
decrease their total quantity at the following
terms and conditions: 1) Category (type) of
shares - ordinary nominal non-documentary
shares of the Company (hereafter 'shares'); 2)
Quantity of shares - up to 170,000,000 (one
hundred seventy million); 3) Buy-back purchase
price - 390 rubles per a share; 4) Time limits for
the buy-back of shares: receipt of requests on the
buy-back of shares from the Company's
shareholders - from May 21, 2012 up to June 19,
2012 inclusively; examination of received
requests from the Company's shareholders,
determination of the quantity of shares to be
bought out from each shareholder (including the
pro rata buy-back ratio), transfer of shares to the
Company by shareholders - from June 20, 2012
up to July 04, 2012 inclusively; 5) Method of
payment - monetary funds; 6) Time limits and
payment procedure: within 15 calendar days of
the share registry system date of receipt of
shares at the Company's account transferred by
the shareholder; via bank transfer at the bank
details provided by Company's shareholder				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	17,317	08-Mar-2012		30-Mar-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	2,028	08-Mar-2012		30-Mar-2012
BRITISH AMERICAN TOBACCO (MALAYSIA) BHD
Security		Y0971P110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Apr-2012
ISIN		MYL4162OO003		Agenda		703660109 - Management
Record Date				Holding Recon Date		05-Apr-2012
City /	Country	SELANGOR DARUL EHSAN /	Malaysia	Vote Deadline Date		03-Apr-2012
SEDOL(s)		6752349 - 6752350 - B3NW713		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 31 December 2011 and the Reports of the Directors and Auditors thereon		Management	For	For
2		To re-elect the following Director who retire by rotation in accordance with Articles 97(1) and (2) of the Company's Articles of Association: Datuk Oh Chong Peng		Management	For	For
3		To re-elect the following Director who retire by rotation in accordance with Articles 97(1) and (2) of the Company's Articles of Association: Dato' Ahmad Johari bin Tun Abdul Razak		Management	For	For
4		To re-appoint the following Director who retire in accordance with Article 103 of the Company's Articles of Association: Datuk Zainun Aishah binti Ahmad		Management	For	For
5		To re-appoint the following Director who retire in accordance with Article 103 of the Company's Articles of Association: Ms. Lee Oi Kuan		Management	For	For
6		To approve the increase of the limit of Non- Executive Directors' fees from RM 800,000.00 to RM 1,000,000.00		Management	For	For
7		To re-appoint Messrs. PricewaterhouseCoopers as Auditors of the Company for the financial year ending 31 December 2012 and to authorise the Directors to fix their remuneration		Management	For	For
8	Proposed renewal of shareholders' mandate for
BATM and its subsidiaries to enter into recurrent
related party transactions of a revenue or trading
nature with related parties (proposed renewal of
the recurrent RPTS mandate)				Management	For	For
9		Proposed amendments to the articles of association of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	1,600	16-Mar-2012		04-Apr-2012
PTT PUBLIC COMPANY LIMITED
Security		Y6883U113		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-Apr-2012
ISIN		TH0646010015		Agenda		703661428 - Management
Record Date		08-Mar-2012		Holding Recon Date		08-Mar-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		04-Apr-2012
SEDOL(s)		6420390 - 7664379 - B1BDGH3 - B1G40G8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS-ABSTAIN		Non-Voting
1		To certify the 2011 AGM minutes on April 20, 2011		Management	For	For
2		To approve the 2011 performance statement and the 2011 financial statement, end up on December 31, 2011		Management	For	For
3		To approve 2011 net profit allocation plan and dividend policy		Management	For	For
4		To appoint an auditor and to consider the 2012 auditor fees		Management	For	For
5		To consider the board of directors' remuneration for 2012		Management	For	For
6.A		To elect a director to replace those retiring directors: Mr. Norkun Sitthiphong		Management	For	For
6.B		To elect a director to replace those retiring directors: Mr. Watcharakiti Watcharothai		Management	For	For
6.C		To elect a director to replace those retiring directors: Mr. Arkhom Termpittayapaisith		Management	For	For
6.D		To elect a director to replace those retiring directors: Mr. Pailin Chuchottaworn		Management	For	For
6.E		To elect a director to replace those retiring directors: Mr. Insorn Buakeow		Management	For	For
7		Other matters (if any)		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	27,189	17-Mar-2012		04-Apr-2012
ROSNEFT OIL COMPANY OJSC, MOSCOW
Security		67812M207		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		10-Apr-2012
ISIN		US67812M2070		Agenda		703664753 - Management
Record Date		28-Feb-2012		Holding Recon Date		28-Feb-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		02-Apr-2012
SEDOL(s)		B17FSC2 - B1N63N5 - B550CN6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THIS IS A POSTAL BALLOT MEETING.THANK YOU		Non-Voting
1	Approval of major transaction amendment: To
approve the transaction executed earlier - Crude
Oil Sales - Purchase Agreement No.
0000709/0674K/IN09COD009 between China
National Petroleum Corporation and Rosneft of
17.02.09 (Sales-Purchase Agreement), approved
by the General Shareholders Meeting of Rosneft
on June 19, 2009 as part of a major transaction
comprising the series of related transactions, by
way of execution of Addendum 1 to the Sales-
Purchase Agreement (the Addendum), containing
the specified material terms				Management	For	For
2.1	Approval of related-party transactions and
amendments thereof: To approve the
amendment of a related-party transaction
executed earlier - the Crude Oil Delivery
Agreement No. 0000609/0675(as
specified)/176/16/9 between Rosneft and
Transneft of 10.04.2009 (Delivery Agreement),
approved by the General Shareholders Meeting
of Rosneft on June 19, 2009 by way of execution
of Addendum 4 (the Addendum), containing the
specified material terms				Management	For	For
2.2	Approval of related-party transactions and
amendments thereof: To approve the related-
party transaction, which is executed by Rosneft
Oil Company (the Company) as part of the
ordinary economic and business activity				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	18,984	20-Mar-2012		02-Apr-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	67,820	20-Mar-2012		02-Apr-2012
PATNI COMPUTER SYSTEMS LIMITED
Security		703248203		Meeting Type		Annual
Ticker Symbol		PTI		Meeting Date		10-Apr-2012
ISIN		US7032482033		Agenda		933564406 - Management
Record Date		01-Mar-2012		Holding Recon Date		01-Mar-2012
City /	Country	/	United States	Vote Deadline Date		30-Mar-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1.		TO RECEIVE, CONSIDER AND ADOPT THE AUDITED BALANCE SHEET AS AT 31 DECEMBER 2011 AND THE PROFIT & LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE AND THE REPORTS OF THE DIRECTORS AND THE AUDITORS THEREON		Management	For	For
O2.		TO APPOINT A DIRECTOR IN PLACE OF MR. SHASHANK SINGH, WHO RETIRES BY ROTATION AND BEING ELIGIBLE, OFFERS HIMSELF FOR RE-APPOINTMENT		Management	For	For
O3.		TO APPOINT A DIRECTOR IN PLACE OF MR. GORAN LINDAHL, WHO RETIRES BY ROTATION AND BEING ELIGIBLE, OFFERS HIMSELF FOR RE-APPOINTMENT		Management	For	For
O4.		TO REAPPOINT AUDITORS TO HOLD OFFICE FROM CONCLUSION OF THIS MEETING TO THE CONCLUSION OF NEXT ANNUAL GENERAL MEETING AND TO FIX THEIR REMUNERATION		Management	For	For
S5.		APPOINTMENT OF BRANCH AUDITORS		Management	For	For
S6.		PAYMENT OF REMUNERATION MADE TO NON-EXECUTIVE DIRECTORS DURING THE YEAR 2008		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	2,158	15-Mar-2012		15-Mar-2012
ZTE CORPORATION
Security		Y0004F105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		CNE1000004Y2		Agenda		703647327 - Management
Record Date		09-Mar-2012		Holding Recon Date		09-Mar-2012
City /	Country	SHENZHEN /	China	Vote Deadline Date		28-Mar-2012
SEDOL(s)		B04KP88 - B04YDP3 - B05Q046		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 955670 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0223/LTN20120223129.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0308/LTN20120308469.pd-f				Non-Voting
1	To elect Mr. Zhang Jianheng as a Non-
independent Director of the Fifth Session of the
Board of Directors of the Company, for a term
commencing upon the shareholders' approval of
his appointment at the EGM and expiring upon
the conclusion of the term of the Fifth Session of
the Board of Directors of the Company (namely
29 March 2013)				Management	For	For
2		To consider and approve the resolution on the Company's fulfillment of conditions for bond issue		Management	For	For
3		To consider and approve the resolution on the proposed issue of bonds		Management	For	For
4		To consider and approve the resolution on submitting to the general meeting of the Company a mandate for the Board to deal with matters pertaining to the bond issue with full discretion		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	3,000	10-Mar-2012		29-Mar-2012
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	23,800	10-Mar-2012		29-Mar-2012
TELEFONICA BRASIL SA, SAO PAULO
Security		P90337166		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		BRVIVTACNPR7		Agenda		703653445 - Management
Record Date				Holding Recon Date		09-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		03-Apr-2012
SEDOL(s)		B3ZCNF7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM 4 ONLY. THANK-YOU		Non-Voting
1	To receive the administrators accounts, to
examine, discuss and vote on the-administrations
report and the financial statements accompanied
by the-independent auditors report regarding the
fiscal year ending on December 31,-2011				Non-Voting
2		Destination of the year end results of 2011		Non-Voting
3	To elect, by the vote of the common shares, to
serve out the current term in-office, five members
of the board of directors, who have already been-
previously nominated by the board of directors
itself at a meeting held on-November 7, 2011, in
accordance with article 150, main part, of law
number-6404.76				Non-Voting
4		Election of the members of the finance committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	127,924	14-Mar-2012		04-Apr-2012
ULTRAPAR PARTICIPACOES SA, SAO PAULO
Security		P94396127		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		BRUGPAACNOR8		Agenda		703653887 - Management
Record Date				Holding Recon Date		09-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		03-Apr-2012
SEDOL(s)		2502582 - B0FHTN1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Ratification, in accordance with the terms of
paragraph 1 of article 256 of the brazilian
corporate law, of the acquisition of all of the
shares issued by Repsol Gas Brasil S.A.,
currently called Distribuidora De Gas Lp Azul
S.A., by Companhia Ultragaz S.A., a company
controlled by the company, as disclosed in a
notice to the market on october 20, 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	238,616	14-Mar-2012		04-Apr-2012
ULTRAPAR PARTICIPACOES SA, SAO PAULO
Security		P94396127		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		BRUGPAACNOR8		Agenda		703655970 - Management
Record Date				Holding Recon Date		09-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		03-Apr-2012
SEDOL(s)		2502582 - B0FHTN1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	To receive the administrators accounts, to
examine, discuss and vote on the administrations
report and the financial statements of the fiscal
year ending on December 31, 2011 accompanied
by the independent auditors report and finance
committee regarding				Management	For	For
2		Allocation of the net profit from the fiscal year ending on December 31, 2011		Management	For	For
3		To set the global remuneration of the company directors		Management	For	For
4	Bearing in mind the request for the instatement of
the finance committee made by shareholders
representing more than two percent of the shares
with voting rights issued by the company, election
of its members and establishment of their
compensation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	238,616	15-Mar-2012		04-Apr-2012
SIEMENS LTD
Security		Y7934G137		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		INE003A01024		Agenda		703664208 - Management
Record Date				Holding Recon Date		09-Apr-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		30-Mar-2012
SEDOL(s)		B15T569 - B3BJT21		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering and, if thought fit,
approving, with or without modification, the
arrangement embodied in the proposed Scheme
of Amalgamation of Siemens Power Engineering
Private Limited with Siemens Limited and Their
Respective Shareholders at such meeting, and at
any adjournment or adjournments thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	107,563	20-Mar-2012		30-Mar-2012
GRUPO BIMBO SAB DE CV, MEXICO
Security		P4949B104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		MXP495211262		Agenda		703666581 - Management
Record Date		30-Mar-2012		Holding Recon Date		30-Mar-2012
City /	Country	SANTA FE /	Mexico	Vote Deadline Date		02-Apr-2012
SEDOL(s)		2392471 - B02VBK7 - B2Q3NL8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT ONLY MEXICAN
NATIONALS HAVE VOTING RIGHTS AT THIS
MEETING.-IF YOU ARE A MEXICAN NATIONAL
AND WOULD LIKE TO SUBMIT YOUR VOTE
ON THIS-MEETING PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE. THANK
YOU				Non-Voting
I	Discussion, approval or amendment of the report
from the board of directors-that is referred to in
the main part of article 172 of the general
mercantile-companies law, including the audited
financial statements of the company,-
consolidated with those of its subsidiary
companies, for the fiscal year that-ended on
December 31, 2011, after the reading of the
following reports, the-report from the chairperson
of the board of directors, that from the general-
director, that from the outside auditor and from
the chairpersons of the-audit and corporate
practices committees of the company				Non-Voting
II	Presentation, discussion and, if deemed
appropriate, approval of the report-that is referred
to in article 86, part xx, of the income tax law,
regarding-the fulfillment of the tax obligations of
the company				Non-Voting
III		Presentation, discussion and, if deemed appropriate, approval of the-allocation of the results of the fiscal year that ended on December 31, 2011		Non-Voting
IV	Presentation, discussion and, if deemed
appropriate, approval of the payment-of a cash
dividend in the amount of MXN 0.15 for each of
the shares-representative of the share capital of
the company that are in circulation				Non-Voting
V		Designation or, if deemed appropriate, ratification of the appointment of the-members of the board of directors and determination of their compensation		Non-Voting
VI		Designation or, if deemed appropriate, ratification of the appointment of the-chairperson and of the members of the audit committee of the company, as well-as the determination of their compensation		Non-Voting
VII	Presentation and, if deemed appropriate,
approval of the report regarding the-purchase of
shares of the company, as well as the
determination of the-maximum amount of funds
that the company CA allocate to the purchase of
the-shares of the company, in accordance with
the terms of article 5 part iv, of-the securities
market law				Non-Voting
VIII		Designation of special delegates		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	28,600
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	19,000
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	4,182,500
GRUPO BIMBO SAB DE CV, MEXICO
Security		P4949B104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		MXP495211262		Agenda		703669753 - Management
Record Date		30-Mar-2012		Holding Recon Date		30-Mar-2012
City /	Country	MEXICO DF /	Mexico	Vote Deadline Date		02-Apr-2012
SEDOL(s)		2392471 - B02VBK7 - B2Q3NL8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT ONLY MEXICAN
NATIONALS HAVE VOTING RIGHTS AT THIS
MEETING. IF-YOU ARE A MEXICAN NATIONAL
AND WOULD LIKE TO SUBMIT YOUR VOTE
ON THIS MEETING-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE. THANK
YOU				Non-Voting
I		Proposal, discussion and, if deemed appropriate, merger of the corporate pract-ices committee with the audit committee of the company and the consequent amen-dment of the corporate bylaws		Non-Voting
II		Proposal, discussion and, if deemed appropriate, amendment of the powers of th-e board of directors of the company and the consequent amendment of the corpor-ate bylaws		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	28,600
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	19,000
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	4,182,500
TIM PARTICIPACOES SA, RIO DE JANEIRO, RJ
Security		P91536469		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		BRTIMPACNOR1		Agenda		703684503 - Management
Record Date				Holding Recon Date		09-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		03-Apr-2012
SEDOL(s)		2292560 - B3PSB17		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	To vote regarding the proposal for the extension
of the cooperation and support agreement, to be
entered into between telecom Italia S.P.A., on the
one side, and Tim Celular S.A., Intelig
Telecomunicacoes Ltda., Tim Fiber Rj S.A. and
Tim Fiber Sp Ltda., on the other side, with the
intervention of the company				Management	For	For
2		To vote regarding entering into the insurance writing and sales agreement, to be entered into between Generali Brasil Seguros S.A. and Tim Celular S.A		Management	For	For
3		To vote regarding the amendment of article 5 of the corporate bylaws of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	396,437	29-Mar-2012		04-Apr-2012
TIM PARTICIPACOES SA, RIO DE JANEIRO, RJ
Security		P91536469		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Apr-2012
ISIN		BRTIMPACNOR1		Agenda		703684919 - Management
Record Date				Holding Recon Date		09-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		03-Apr-2012
SEDOL(s)		2292560 - B3PSB17		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1		To vote regarding the annual report and individual and consolidated financial statements of the company, in relation to the fiscal year that ended on December 31, 2011		Management	For	For
2		To decide on the proposal to allocate the net profits from the 2011 fiscal year and to distribute dividends		Management	For	For
3		Deliberation on the proposed capital budget of the company		Management	For	For
4		To set the global remuneration of the company directors for the 2012		Management	For	For
5		To vote regarding the composition of the finance committee of the company, to elect its full and alternate members, as well as to establish their compensation		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	396,437	29-Mar-2012		04-Apr-2012
ULTRAPAR PARTICIPACOES S.A
Security		90400P101		Meeting Type		Annual
Ticker Symbol		UGP		Meeting Date		11-Apr-2012
ISIN		US90400P1012		Agenda		933579988 - Management
Record Date		22-Mar-2012		Holding Recon Date		22-Mar-2012
City /	Country	/	Spain	Vote Deadline Date		05-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
A1A	APPROVAL OF THE AUDITED FINANCIAL
STATEMENTS AND MANAGEMENT'S REPORT
ON THE BUSINESS REFERRING TO THE
FISCAL YEAR ENDED ON DECEMBER 31ST,
2011, TOGETHER WITH THE REPORT FROM
THE INDEPENDENT AUDITORS AND THE
OPINION FROM THE FISCAL COUNCIL				Management	For	For
A1B		DESTINATION OF NET EARNINGS FOR THE FISCAL YEAR ENDED ON DECEMBER 31ST, 2011		Management	For	For
A1C		SETTING OF MANAGEMENT'S MAXIMUM YEARLY COMPENSATION		Management	For	For
A1D	BASED ON THE REQUEST FOR
INSTALLATION OF THE FISCAL COUNCIL
MADE BY SHAREHOLDERS REPRESENTING
MORE THAN 2% (TWO PERCENT) OF THE
VOTING SHARES ISSUED BY THE COMPANY,
ELECTION OF THE MEMBERS OF THE NEW
FISCAL COUNCIL AND SETTING OF THEIR
COMPENSATION				Management	For	For
E2A	RATIFICATION, IN ACCORDANCE WITH THE
TERMS OF ARTICLE 256, SECTION 1 OF THE
BRAZILIAN CORPORATE LAW, OF THE
ACQUISITION OF THE TOTAL NUMBER OF
SHARES ISSUED BY REPSOL GAS BRASIL
S.A., CURRENTLY NAMED DISTRIBUIDORA
DE GAS LP AZUL S.A., BY COMPANHIA
ULTRAGAZ S.A., A SUBSIDIARY OF THE
COMPANY, ACCORDING TO THE MARKET
ANNOUNCEMENT RELEASED ON OCTOBER
20TH, 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	5,172	29-Mar-2012		29-Mar-2012
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	11,643	29-Mar-2012		29-Mar-2012
TIM PARTICIPACOES SA
Security		88706P205		Meeting Type		Annual
Ticker Symbol		TSU		Meeting Date		11-Apr-2012
ISIN		US88706P2056		Agenda		933583759 - Management
Record Date		26-Mar-2012		Holding Recon Date		26-Mar-2012
City /	Country	/	United States	Vote Deadline Date		05-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
A1)		RESOLVE ON MANAGEMENT'S REPORT & THE INDIVIDUAL & CONSOLIDATED FINANCIAL STATEMENTS OF COMPANY, DATED AS OF DECEMBER 31ST, 2011		Management	For	For
A2)		RESOLVE ON PROPOSAL FOR THE ALLOCATION OF THE RESULTS RELATED TO THE FISCAL YEAR 2011 AND DISTRIBUTION OF DIVIDENDS BY COMPANY		Management	For	For
A3)		TO RESOLVE ON THE PROPOSED COMPANY'S CAPITAL BUDGET		Management	For	For
A4)		TO RESOLVE ON THE PROPOSED COMPENSATION TO THE COMPANY'S MANAGERS DURING THE YEAR 2012		Management	For	For
A5)		TO RESOLVE ON THE COMPOSITION OF THE STATUTORY AUDIT COMMITTEE OF THE COMPANY, TO APPOINT ITS REGULAR AND ALTERNATE MEMBERS, AS WELL AS TO FIX THE PROPOSED COMPENSATION TO THOSE MEMBERS		Management	For	For
E1)		TO RESOLVE ON THE PROPOSED FOR EXTENSION OF THE COOPERATION AND SUPPORT AGREEMENT, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT		Management	For	For
E2)		RESOLVE ON CELEBRATION OF THE AGREEMENT OF STIPULATION AND SALE INSURANCE BETWEEN GENERALI BRASIL SEGUROS S.A. & TIM CELULAR S.A		Management	For	For
E3)		TO RESOLVE ON THE AMENDMENT OF SECTION 5 OF THE COMPANY'S BY-LAWS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	2,399	31-Mar-2012		31-Mar-2012
CPFL ENERGIA SA, SAO PAULO
Security		P3179C105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Apr-2012
ISIN		BRCPFEACNOR0		Agenda		703656124 - Management
Record Date				Holding Recon Date		10-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		B031NN3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
A		To examine, discuss and vote upon the board of directors annual report, the financial statements, independent auditors report and finance committee relating to fiscal year ending December 31, 2011		Management	For	For
B		To decide on the allocation of the net profits from the fiscal year and the distribution of dividends		Management	For	For
C		To elect the principal and substitute members of the board of directors. note: under the terms of the applicable legislation, cumulative voting can be adopted for this item		Management	For	For
D		To elect the principal and substitute members of the finance committee		Management	For	For
E		To set the global remuneration of the company directors		Management	For	For
F		To set the global remuneration of the finance committee		Management	For	For
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON THIS ITEM-IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN
FAVOR-OR AGAINST OF THE DEFAULT
COMPANY'S CANDIDATE. THANK YOU				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	320,780	15-Mar-2012		12-Apr-2012
CPFL ENERGIA SA, SAO PAULO
Security		P3179C105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		12-Apr-2012
ISIN		BRCPFEACNOR0		Agenda		703657708 - Management
Record Date				Holding Recon Date		10-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		B031NN3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	To ratify, in accordance with the terms of article
256 of law number 6404.76. the transaction for
the acquisition of all of the quotas representative
of 100 percent of the voting and total capital of
Jantus Sl, in accordance with the terms of the
purchase and sale agreement entitled the
agreement for the sale and purchase of Jantus sl,
entered into on April 7, 2011, by the subsidiary
company CPFL Comercializacao Brasil S.A. and
later assigned to the subsidiary company CPFL
Energias Renovaveis S.A. on September 21,
2011				Management	For	For
II	The hiring of the specialized company Apsis
Consultoria Empresarial Ltda. to prepare, in
compliance with that which is provided for in line
ii of article 256 of law number 6404.76, the
valuation report for Jantus Sl				Management	For	For
III	The valuation report for Jantus Sl, prepared by
the specialized company Apsis Consultoria
Empresarial Ltda. based on the equity situation of
Jantus Sl on November 30, 2011, for the purpose
of determining the amounts provided for in line ii
of article 256 of law number 6404.76, with it
being the case that, on the basis of the valuation
report, the ratification of the transaction
mentioned above will not result in a right of
withdrawal for the shareholders of the company
who may dissent in the vote, as provided for in
article 256, paragraph 2, of law number 6404.76				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	320,780	16-Mar-2012		12-Apr-2012
ALL AMERICA LATINA LOGISTICA SA
Security		P01627242		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		12-Apr-2012
ISIN		BRALLLACNOR6		Agenda		703691318 - Management
Record Date				Holding Recon Date		10-Apr-2012
City /	Country	CURITIBA /	Brazil	Vote Deadline Date		04-Apr-2012
SEDOL(s)		2265346 - B014710		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1		Approve amendments to the bylaws of the company		Management	For	For
2		Ratify the election of the board of directors of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	685,120	03-Apr-2012		05-Apr-2012
SONDA SA
Security		P87262104		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		12-Apr-2012
ISIN		CL0000001934		Agenda		703694136 - Management
Record Date		04-Apr-2012		Holding Recon Date		04-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		09-Apr-2012
SEDOL(s)		B1GBXT3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the annual report, general balance sheet, financial statements and report of external auditors for the period ended December 31, 2011		Management	For	For
2		Appropriation of profits of the period ended December 31, 2011, allocation of dividends with charge to the same period, and policy of future dividends		Management	For	For
3		Determination of the remuneration of the members of the board of directors and of the members of the committee of directors, as well as of the expense budget of such committee		Management	For	For
4		To inform on the activities and expenses of the committee of directors during the period ended December 31, 2011		Management	For	For
5		Information about operations with related parties		Management	For	For
6		Appointment of external auditors		Management	For	For
7		Determination of the newspaper on which the publications of the company shall be published		Management	For	For
8		Other matters of corporate interest which are of the competence of the regular stockholders meeting		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	19,782	03-Apr-2012		09-Apr-2012
CPFL ENERGIA S.A
Security		126153105		Meeting Type		Annual
Ticker Symbol		CPL		Meeting Date		12-Apr-2012
ISIN		US1261531057		Agenda		933566676 - Management
Record Date		12-Mar-2012		Holding Recon Date		12-Mar-2012
City /	Country	/	United States	Vote Deadline Date		09-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
OA)		TO EXAMINE THE MANAGERS ACCOUNTS, EXAMINE, DISCUSS AND VOTE ON THE COMPANY'S FINANCIAL STATEMENTS, THE INDEPENDENT AUDIT REPORT AND THE AUDIT COMMITTEE'S REPORT FOR THE FISCAL YEAR ENDED IN 12/31/2011		Management	For	None
OB)		TO APPROVE THE PROPOSAL FOR THE DESTINATION OF THE NET PROFITS ASCERTAINED DURING THE FISCAL YEAR OF 2011 AND THE DIVIDEND DISTRIBUTION		Management	For	None
OC)		TO ELECT THE PRIMARY AND ALTERNATE MEMBERS FOR THE BOARD OF DIRECTORS		Management	For	None
OD)		TO ELECT THE PRIMARY AND ALTERNATE MEMBERS FOR THE AUDIT COMMITTEE		Management	For	None
OE)		TO SET THE COMPENSATION OF THE ADMINISTRATION OF THE COMPANY		Management	For	None
OF)		TO SET THE COMPENSATION OF THE MEMBERS OF THE AUDIT COMMITTEE		Management	For	None
EA)	TO RATIFY, PURSUANT TO ARTICLE 256 OF
LAW NO. 6,404/76, THE TRANSACTION FOR
THE ACQUISITION OF THE TOTALITY OF THE
QUOTAS REPRESENTING 100% OF THE
VOTING AND TOTAL CAPITAL OF JANTUS SL.
DETAILS PROVIDED IN THE ATTACHED CALL
NOTICE				Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	1,741	17-Mar-2012		17-Mar-2012
LOCALIZA RENT A CAR SA, BELO HORIZONTE
Security		P6330Z111		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		13-Apr-2012
ISIN		BRRENTACNOR4		Agenda		703669424 - Management
Record Date				Holding Recon Date		11-Apr-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		B08K3S0 - B0ZNNV5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1		Approve the administrators accounts, the administrations report, the financial statements and the accounting statements to the company		Management	For	For
2		Approve the proposal of the administration to the destination of profit of the fiscal year and the distribution of dividends		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	107,506	22-Mar-2012		12-Apr-2012
CCR SA, SAO PAULO
Security		P1413U105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		13-Apr-2012
ISIN		BRCCROACNOR2		Agenda		703687763 - Management
Record Date				Holding Recon Date		11-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		2840970 - B06M3P5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
1	To take knowledge of the directors accounts, to
examine, discuss and approve the board of
directors report, the companys consolidated
financial statements and explanatory notes
accompanied by the independent auditors report
and the finance committee for the fiscal year
ending December 31, 2011				Management	For	For
2		To decide and approve on the revision of the capital budget		Management	For	For
3		To decide on the distribution of profits from the fiscal year ending December 31, 2011		Management	For	For
4		Decide on the number of seats on the board of directors of the company for the next term and election of members of the board of directors of the company		Management	For	For
5		To decide on administrators remuneration		Management	For	For
6		To decide on the setting up of the finance committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	577,928	30-Mar-2012		12-Apr-2012
CIA SANEAMENTO MINAS GERAIS SA
Security		P28269101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		13-Apr-2012
ISIN		BRCSMGACNOR5		Agenda		703690885 - Management
Record Date				Holding Recon Date		11-Apr-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		B0YBZJ2 - B1BYFV3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	Approval of the annual report from management,
balance sheet and the financial statements, from
the controlling shareholder and consolidated in
IFRS, in reference to the fiscal year that ended
on December 31, 2011				Management	For	For
II	Allocation of the net profit of the company in
reference to the fiscal year that ended on
December 31, 2011, with the retention of part of
the net profit for reinvestment, payment of
interest on shareholder equity, to be imputed to
the minimum mandatory dividend amount, and
determination of the payment date of the interest
on shareholder equity				Management	For	For
III		Approval of the Copasa Mg Investment program and that of its subsidiaries, in reference to the 2012 fiscal year, in accordance with the terms of paragraph 2 of Article 196 of federal law 6404.76		Management	For	For
IV		To elect the members of the board of directors and the members of the finance committee		Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON THIS ITEM-IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN
FAVOR-OR AGAINST OF THE DEFAULT
COMPANY'S CANDIDATE. THANK YOU				Non-Voting
cMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO ADDITION OF COMMENT. IF YOU
HAVE AL-READY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECI-DE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	65,832	03-Apr-2012		12-Apr-2012
CIA SANEAMENTO MINAS GERAIS SA
Security		P28269101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		13-Apr-2012
ISIN		BRCSMGACNOR5		Agenda		703691546 - Management
Record Date				Holding Recon Date		11-Apr-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		B0YBZJ2 - B1BYFV3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I		Establishment of the amount for the remuneration of the members of the board of directors, the members of the finance committee and executive committee of the company		Management	For	For
II	Transfer of assets to Companhia Energetica De
Minas Gerais, Cemig, by means of the donation
of materials and equipment installed at the
projects and services for the implementation of a
three phase electric power network, to feed the
units of the waste treatment system of the
municipality of Centralina				Management	For	For
III		Amendment of Article 6 of the corporate bylaws		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN TEXT OF
RESOLUTION-3. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	65,832	03-Apr-2012		12-Apr-2012
URALKALIY OJSC, BEREZNIKI
Security		91688E206		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Apr-2012
ISIN		US91688E2063		Agenda		703666656 - Management
Record Date		07-Mar-2012		Holding Recon Date		07-Mar-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		05-Apr-2012
SEDOL(s)		B1FLM08 - B28RV47 - B3K5JF3 - B55DM13		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approve reorganization via acquisition and merger agreements with Zao investment company Silvinit-Resurs, Zao Kama, Oao Kamskaya Gornaya Kompaniya		Management	For	For
2		Approve reduction in share capital		Management	For	For
3		Approve related-party transaction re: loan agreement with Oao Sberbank Rossii		Management	For	For
4		Approve related-party transaction re: guarantee loan agreement with Oao Sberbank Rossii		Management	For	For
5		Approve related-party transaction re: cross currency interest rate swap with Oao Sberbank Rossii		Management	For	For
6		Amend regulations on audit commission		Management	For	For
7		Approve regulation on remuneration of directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	1,995	21-Mar-2012		05-Apr-2012
AES TIETE SA, SAO PAULO
Security		P4991B119		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-Apr-2012
ISIN		BRGETIACNOR7		Agenda		703671582 - Management
Record Date				Holding Recon Date		12-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		2440693		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
I		To take knowledge of the directors accounts, to examine, discuss and approve the companys consolidated financial statements for the fiscal year ending December 31, 2011		Management	For	For
II		Destination of the year end results of 2011 and the distribution of dividends		Management	For	For
III		To elect the members of the finance committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	129,061	23-Mar-2012		12-Apr-2012
AES TIETE SA, SAO PAULO
Security		P4991B119		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-Apr-2012
ISIN		BRGETIACNOR7		Agenda		703671998 - Management
Record Date				Holding Recon Date		12-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		06-Apr-2012
SEDOL(s)		2440693		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I		To set the annual global remuneration of the administrators and finance committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	129,061	23-Mar-2012		12-Apr-2012
CIMB GROUP HOLDINGS BHD
Security		Y1636J101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		17-Apr-2012
ISIN		MYL1023OO000		Agenda		703676811 - Management
Record Date				Holding Recon Date		13-Apr-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		09-Apr-2012
SEDOL(s)		6075745		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 31 December 2011 and the Reports of the Directors and Auditors thereon		Management	For	For
2		To re-elect Dato' Hamzah Bakar as a Director who retire pursuant to Article 76 of the Company's Articles of Association		Management	For	For
3		To re-elect Dato' Zainal Abidin Putih as a Director who retire pursuant to Article 76 of the Company's Articles of Association		Management	For	For
4		To re-elect Datuk Dr. Syed Muhamad Syed Abdul Kadir as a Director who retire pursuant to Article 76 of the Company's Articles of Association		Management	For	For
5		To re-elect Mr. Katsumi Hatao who retires pursuant to Article 83 of the Company's Articles of Association		Management	For	For
6		To approve the payment of Directors' fees amounting to RM829,299 for the financial year ended 31 December 2011		Management	For	For
7		To re-appoint Messrs. PricewaterhouseCoopers as Auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
8		Proposed renewal of the authority for Directors to issue shares		Management	For	For
9		Proposed renewal of the authority to purchase own shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	40,100	27-Mar-2012		09-Apr-2012
VALE SA, RIO DE JANEIRO
Security		P9661Q155		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-Apr-2012
ISIN		BRVALEACNOR0		Agenda		703671227 - Management
Record Date				Holding Recon Date		16-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		10-Apr-2012
SEDOL(s)		2196286 - 7332706 - B234NB4 - B2QYXQ6 - B39VG84		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
1.1		Appreciation of the managements' report and analysis, discussion and vote on the financial statements for the fiscal year ending December 31, 2011		Management	For	For
1.2		Proposal for the destination of profits of the said fiscal year and approval of the investment budget for Vale, pursuant to article 196 of the Brazilian Corporate Law		Management	For	For
1.3		Appointment of the members of the Fiscal Council		Management	For	For
1.4		Establishment of the remuneration of the Senior Management and Fiscal Council members, and the ratification of the remuneration paid in fiscal year of 2011		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	139,854	23-Mar-2012		10-Apr-2012
DIVI'S LABORATORIES LTD
Security		Y2076F112		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		18-Apr-2012
ISIN		INE361B01024		Agenda		703684666 - Management
Record Date		09-Mar-2012		Holding Recon Date		09-Mar-2012
City /	Country	TBD /	India	Vote Deadline Date		09-Apr-2012
SEDOL(s)		6602518		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 963393 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Re-appointment and revision in remuneration of Mr. Madhusudana Rao Divi as Director - Projects of the Company		Management	For	For
2		Re-appointment and revision in remuneration of Mr. Kiran S. Divi as Director & President- Operations of the Company		Management	For	For
3		Enhancement of remuneration of Dr. Murali K. Divi, Chairman & Managing Director of the Company		Management	For	For
4		Enhancement of remuneration of Mr. N. V. Ramana, Executive Director of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	2,628	29-Mar-2012		09-Apr-2012
COMPANIA GENERAL DE ELECTRICIDAD SA CGE
Security		P30632106		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		18-Apr-2012
ISIN		CLP306321066		Agenda		703707779 - Management
Record Date		12-Apr-2012		Holding Recon Date		12-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		13-Apr-2012
SEDOL(s)		2196101		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the annual report, balance sheet, financial statements and report from the outside auditors for the fiscal year that ended on December 31, 2011		Management	For	For
2		To report regarding the dividend policy resolved on by the board of directors for the 2012 fiscal year		Management	For	For
3		Determination of the compensation of the board of directors for the 2012 fiscal year and to report on the expenses of the board of directors for the 2011 fiscal year		Management	For	For
4	Establishment of the compensation of committee
of directors, determination of its committee of
directors, determination of its budget for the 2012
fiscal year and information regarding its activities,
expenses and presentation of the annual
management report from the committee of
directors for the 2011 fiscal year				Management	For	For
5		Designation of outside auditors for the 2012 fiscal year		Management	For	For
6		Information regarding resolutions from the board of directors related to the transactions contemplated in title XVI of law number 18,046		Management	For	For
7		Election of the board of directors of the company		Management	For	For
8		Designation of the periodical in which the general meeting call notices of the company will be published		Management	For	For
9		Any other matter of corporate interest that is within the authority of the annual general meeting of shareholders		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	7,781	07-Apr-2012		13-Apr-2012
VALE S.A
Security		91912E105		Meeting Type		Annual
Ticker Symbol		VALE		Meeting Date		18-Apr-2012
ISIN		US91912E1055		Agenda		933592621 - Management
Record Date		19-Mar-2012		Holding Recon Date		19-Mar-2012
City /	Country	/	United States	Vote Deadline Date		13-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.1		APPRECIATION OF THE MANAGEMENTS' REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011		Management	For	Against
1.2		PROPOSAL FOR THE DESTINATION OF PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR VALE, PURSUANT TO ARTICLE 196 OF THE BRAZILIAN CORPORATE LAW		Management	For	Against
1.3		APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL		Management	For	Against
1.4		ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS, AND THE RATIFICATION OF THE REMUNERATION PAID IN FISCAL YEAR OF 2011		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	14,194	06-Apr-2012		06-Apr-2012
000EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	000EGShares Emerging Markets Metals & Mining ETF	THE BANK OF NEW YORK MELLON	64,862	06-Apr-2012		06-Apr-2012
VALE S.A
Security		91912E204		Meeting Type		Annual
Ticker Symbol		VALEP		Meeting Date		18-Apr-2012
ISIN		US91912E2046		Agenda		933592621 - Management
Record Date		19-Mar-2012		Holding Recon Date		19-Mar-2012
City /	Country	/	United States	Vote Deadline Date		13-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.1		APPRECIATION OF THE MANAGEMENTS' REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011		Management	For	Against
1.2		PROPOSAL FOR THE DESTINATION OF PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR VALE, PURSUANT TO ARTICLE 196 OF THE BRAZILIAN CORPORATE LAW		Management	For	Against
1.3		APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL		Management	For	Against
1.4		ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS, AND THE RATIFICATION OF THE REMUNERATION PAID IN FISCAL YEAR OF 2011		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	7,518	06-Apr-2012		06-Apr-2012
QUALITY HOUSES PUBLIC CO LTD
Security		Y7173A288		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Apr-2012
ISIN		TH0256A10Z12		Agenda		703628593 - Management
Record Date		13-Mar-2012		Holding Recon Date		13-Mar-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B00PN16 - B05PZX7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider adopting the minutes of the annual general meeting of shareholders no. 1/2011		Management	For	For
2		To consider acknowledging the company's 2011operating performance and the board of directors annual report		Management	For	For
3		To consider and approve the company's statement of financial position and statement of comprehensive income for the fiscal year ended December 31, 2011 audited by the public certified accountant		Management	For	For
4		To consider and approve the payment of dividends and appropriation of 2011 annual net profit as legal reserve, working capital and reserve of the company		Management	For	For
5.1		To consider and approve the appointment of director who retires by rotation and re-elected to hold office for another term: Mr. Anant Asavabhokhin		Management	For	For
5.2		To consider and approve the appointment of director who retires by rotation and re-elected to hold office for another term: Mr. Adisorn Thananun-Narapool		Management	For	For
5.3		To consider and approve the appointment of director who retires by rotation and re-elected to hold office for another term: Mr. Adul Vinaiphat Independent		Management	For	For
5.4		To consider and approve the appointment of director who retires by rotation and re-elected to hold office for another term: Mr. Suang Chaisurote		Management	For	For
6		To consider and approve the director remuneration for 2012		Management	For	For
7		To consider and approve the 2011 bonus for directors		Management	For	For
8		To consider and approve the appointment of auditor(s) and audit fee for 2012		Management	For	For
9	To consider and approve the company's the
issuance and offering for sale of debentures THB
10,000.0 mm more, with the tenure not more than
10 years, including the limit of debenture, THB
10,000.0 mm approved by the annual general
meeting of shareholders no. 1/2011. therefore,
the total limit of debentures amount is not more
than THB 20,000.0 mm				Management	For	For
10	To consider and approve the decrease in the
company's registered capital by cancelling unsold
ordinary shares and amendment to clause 4 of
the memorandum of association to be in line with
the decrease in registered capital				Management	For	For
11		To consider and approve the increase in the company's registered capital and amendment to clause 4 of the memorandum of association to be in line with the increase in registered capital		Management	For	For
12		To consider and approve the allocation of new ordinary shares for payment of dividend		Management	For	For
13		To consider other matter (If any)		Management	For	Against
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	41,846,600	29-Feb-2012		18-Apr-2012
GUANGZHOU AUTOMOBILE GROUP CO., LTD, PRC
Security		Y2931M104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		20-Apr-2012
ISIN		CNE100000Q35		Agenda		703637427 - Management
Record Date		19-Mar-2012		Holding Recon Date		19-Mar-2012
City /	Country	GUANGZHOU /	China	Vote Deadline Date		11-Apr-2012
SEDOL(s)		B3MRNP5 - B433995 - B5KRNR3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	That BDO China Shu Lun Pan Certified Public
Accountants LLP be and is hereby appointed as
the domestic auditors of the Company and its
subsidiaries for the year of 2011 to fill the causal
vacancy occasioned by the resignation of BDO
China Gangdong Shu Lun Pan Certified Public
Accountants Co., Ltd., to hold office until the
conclusion of the annual general meeting of 2011
of the Company and the board of directors of the
Company be and is hereby authorised to fix their
remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	24,000	06-Mar-2012		12-Apr-2012
PT UNITED TRACTORS TBK
Security		Y7146Y140		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Apr-2012
ISIN		ID1000058407		Agenda		703671366 - Management
Record Date		04-Apr-2012		Holding Recon Date		04-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		18-Apr-2012
SEDOL(s)		6230845 - B021Y86 - B3BJJP4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval on annual report and ratification on financial report for book year 2011		Management	For	For
2		Determination on company's profit for book year 2011		Management	For	For
3		Determination on salary, allowances, and honorarium for the company's board		Management	For	For
4		Appointment of public accountant for book year 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	25,500	23-Mar-2012		19-Apr-2012
GRUPO MODELO SAB DE CV
Security		P4833F104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Apr-2012
ISIN		MXP4833F1044		Agenda		703684793 - Management
Record Date		12-Apr-2012		Holding Recon Date		12-Apr-2012
City /	Country	MEXICO, D.F /	Mexico	Vote Deadline Date		16-Apr-2012
SEDOL(s)		2380539 - 7715277 - B01DJ55 - B1BQGV6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY PARTICIPATE IN THIS MEETING-THEREFORE THESE SHARES HAVE NO VOTING RIGHTS		Non-Voting
I	Report from the board of directors regarding the
fiscal year that ended on-December 31, 2011, in
accordance with the terms of that which is
provided for-in part iv of article 28 of the
securities market law and other applicable-legal
provisions. Resolutions in this regard				Non-Voting
II		Proposal in relation to the allocation of results, including the payment of a-cash dividend in the amount of MXN 14,099,129,302.53. Resolutions in this-regard		Non-Voting
III	Report regarding the situation of the fund for the
acquisition of shares of-the company and the
proposal and, if deemed appropriate, approval of
the-maximum amount of funds that can be
allocated for the acquisition of shares-of the
company for the 2012 fiscal year. Resolutions in
this regard				Non-Voting
IV		Compensation for the members of the board of directors, both full and-alternate, for the secretary and vice secretary of the company. Resolutions- in this regard		Non-Voting
V	Appointment or ratification, if deemed
appropriate, of the persons who will-make up the
board of directors of the company, both full and
alternate, as-well as of the secretary and vice
secretary of the company. Resolutions in-this
regard				Non-Voting
VI		Appointment or ratification, if deemed appropriate, of the members of the-executive committee of the company. resolutions in this regard		Non-Voting
VII	Appointment or ratification, if deemed
appropriate, of the chairpersons of-the audit
committee, of the corporate practices committee
and of the finance-committee of the company.
Resolutions in this regard				Non-Voting
VIII		Designation of delegates who will carry out the resolutions passed by this-general meeting and, if deemed appropriate, formalize them as is proper		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	2,800
BANGKOK DUSIT MEDICAL SERVICES PUBLIC CO LTD
Security		Y06071222		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Apr-2012
ISIN		TH0264010Z10		Agenda		703702173 - Management
Record Date		28-Mar-2012		Holding Recon Date		28-Mar-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B013SQ9 - B03HKC9 - B59Q4Z6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 961489 DUE TO
RECEIPT OF D-IRECTOR NAMES. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED-AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
1		Approve Minutes of Previous Meeting		Management	For	For
2		Acknowledge Performance Report		Non-Voting
3		Approve Financial Statements		Management	For	For
4		Approve Allocation of Income and Dividend of THB 1.10 Per Share		Management	For	For
5.1		Elect Arun Pausawasdi as Director		Management	For	For
5.2		Elect Pongsak Viddyakorn as Director		Management	For	For
5.3		Elect Chuladej Yossundharakul as Director		Management	For	For
5.4		Elect Chirotchana Sucharto as Director		Management	For	For
5.5		Elect Thongchai Jira-alongkorn as Director		Management	For	For
6		Approve Remuneration of Directors		Management	For	For
7		Approve Ernst & Young Office Co. Ltd. As Auditors and Authorize Board to Fix Their Remuneration		Management	For	For
8		Reduce Registered Capital		Management	For	For
9		Amend Memorandum of Association to Reflect Decrease in Registered Capital		Management	For	For
10		Increase Registered Capital		Management	For	For
11		Approve Allocation of New Ordinary Shares Under the General Mandate		Management	For	For
12		Amend Memorandum of Association to Reflect Increase in Registered Capital		Management	For	For
13		Other Business		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	12,000	05-Apr-2012		18-Apr-2012
ASIAINFO-LINKAGE, INC.
Security		04518A104		Meeting Type		Annual
Ticker Symbol		ASIA		Meeting Date		20-Apr-2012
ISIN		US04518A1043		Agenda		933555027 - Management
Record Date		22-Feb-2012		Holding Recon Date		22-Feb-2012
City /	Country	/	China	Vote Deadline Date		19-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		DIRECTOR		Management
	1	JIAN (JAMES) DING			For	For
	2	YUNGANG LU			For	For
	3	LIBIN SUN			For	For
2		TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE TOHMATSU CPA LTD. AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ASIAINFO-LINKAGE FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012		Management	For	For
3		TO APPROVE, ON AN ADVISORY (NON- BINDING) BASIS,EXECUTIVE COMPENSATION		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	4,010	29-Feb-2012		29-Feb-2012
YANZHOU COAL MINING CO LTD, ZOUCHENG
Security		Y97417102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		23-Apr-2012
ISIN		CNE1000004Q8		Agenda		703643622 - Management
Record Date		23-Mar-2012		Holding Recon Date		23-Mar-2012
City /	Country	SHANDONG PROVINCE /	China	Vote Deadline Date		12-Apr-2012
SEDOL(s)		6109893 - B01XVK4 - B07LWN2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0307/LTN20120307487.pdf		Non-Voting
1		To consider and approve the proposed Issue of USD Bonds		Management	For	For
2	To consider and approve the "Proposal in
Relation to the Amendments to the Articles of
Association of Yanzhou Coal Mining Company
Limited (the "Articles of Association") and
Amendments to the Rules of Procedure for the
Board of Yanzhou Coal Mining Company Limited
(the "Rules of Procedure for the Board")", and to
authorize any of the directors of the Company to
make further adjustments to the amendments at
his/her discretion with reference to the
requirements of the relevant authorities and to
seek approval and make the relevant filing, if
applicable, with the relevant authorities of the
PRC				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	160,720	08-Mar-2012		13-Apr-2012
COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA
Security		P8228H104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-Apr-2012
ISIN		BRSBSPACNOR5		Agenda		703678067 - Management
Record Date				Holding Recon Date		19-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		16-Apr-2012
SEDOL(s)		2158543 - B1YCHL8 - B2NGLK5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Consideration of the annual report from the
management, in relation to the fiscal year that
ended on December 31, 2011, voting regarding
the financial statements of the company in
reference to the fiscal year that ended on
December 31, 2011, to wit, the balance sheet
and the respective income statement, statement
of changes in equity, cash flow statement, value
added statement and explanatory notes,
accompanied by the opinions of the independent
auditors and of the finance committee				Management	For	For
2		Destination of the net profits of 2011		Management	For	For
3		Election of members of the board of directors, full members and alternates of the finance committee and establishment of compensation		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	128,221	28-Mar-2012		16-Apr-2012
COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA
Security		P8228H104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		23-Apr-2012
ISIN		BRSBSPACNOR5		Agenda		703680707 - Management
Record Date				Holding Recon Date		19-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		16-Apr-2012
SEDOL(s)		2158543 - B1YCHL8 - B2NGLK5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	Ratification of codec opinion numbers 194.2011
and 021.2012, of August 31, 2011, and February
24, 2012, respectively, which deal with the
updating of the compensation of the members of
the executive committee, members of the board
of directors and members of the finance
committee and members of the audit committee
of the companies controlled by the state				Management	For	For
II	Amendment to the corporate bylaws of SABESP
with the amendment of article 1, new wording for
paragraphs 1 and 2 and renumbering paragraphs
3, 4 and 5, article 3, new wording for the main
part, article 5, new wording for paragraphs 5,
article 8, new wording for the main part and
paragraph 3, article 13, inclusion of lines xxiii and
xxiv, article 23, new wording for the main part,
article 39, new wording, article 40, new wording
for the main part and paragraph 1 and the
inclusion of paragraph 2, article 41, new wording
for line ii, article 42, new wording for the main
part and line ii and inclusion of a sole paragraph,
article 43, new wording, article 44, new wording
for the main part and paragraph 1, article 45, new
wording for the main part and lines i and ii, for
CONTD				Management	For	For
CONT	CONTD paragraphs 1 and 2, inclusion of
paragraphs 3 and 4 and renumbering-paragraph
5, inclusion of article 46 and of paragraphs 1, 2, 3
and 4, for-adaptation to the updated version of
the Novo Mercado listing regulations of-the BM
and FBOVESPA, in effect since may 2011.
Exclusion of article 11 for-adaptation to article 6
of federal law number 12,431.2011, which				Non-Voting			None
amended the-Share Corporations Law, number
6,404.1976. Amendment of the wording of-article
31 to adapt it to article 31 c of Brazilian securities
commission-instruction 509.2011. renumbering
articles 12, 13, 14, 15, 16, 17, 18, 19,-20, 21, 22,
23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35,
36, 37, 38,-39, 40, 41, 42, 43, 44, 45 and 46
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING TIME. IF YOU
HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU D-ECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	128,221	28-Mar-2012		16-Apr-2012
YANZHOU COAL MINING COMPANY LIMITED
Security		984846105		Meeting Type		Special
Ticker Symbol		YZC		Meeting Date		23-Apr-2012
ISIN		US9848461052		Agenda		933581957 - Management
Record Date		22-Mar-2012		Holding Recon Date		22-Mar-2012
City /	Country	/	United States	Vote Deadline Date		09-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1.		TO CONSIDER AND APPROVE THE PROPOSED ISSUE OF USD BONDS		Management	For
S2.	TO CONSIDER AND APPROVE THE
"PROPOSAL IN RELATION TO THE
AMENDMENTS TO THE ARTICLES OF
ASSOCIATION OF YANZHOU COAL MINING
COMPANY LIMITED (THE "ARTICLES OF
ASSOCIATION") AND AMENDMENTS TO THE
RULES OF PROCEDURE FOR THE BOARD OF
YANZHOU COAL MINING COMPANY LIMITED
(THE "RULES OF PROCEDURE FOR THE
BOARD")", ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT				Management	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	1,776	30-Mar-2012		30-Mar-2012
COMPANHIA DE SANEAMENTO BASICO DO ESTADO
Security		20441A102		Meeting Type		Annual
Ticker Symbol		SBS		Meeting Date		23-Apr-2012
ISIN		US20441A1025		Agenda		933605579 - Management
Record Date		04-Apr-2012		Holding Recon Date		04-Apr-2012
City /	Country	/	United States	Vote Deadline Date		18-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
E1.	APPROVAL OF CODEC REPORTS 194/2011
AND 21/2012, DATED AUGUST 31, 2011 AND
FEBRUARY 24, 2012, RESPECTIVELY, ON
THE ADJUSTMENT OF THE COMPENSATION
OF EXECUTIVE OFFICERS AND MEMBERS
OF THE BOARD OF DIRECTORS, FISCAL
COUNCIL AND AUDIT COMMITTEE OF
COMPANIES CONTROLLED BY THE STATE				Management	For	For
E2.		AMENDMENT OF SABESP'S BYLAWS, (SEE ENCLOSED CALL NOTICE FOR DETAILS)		Management	For	For
A1.	EXAMINATION OF ANNUAL MANAGEMENT
REPORT FOR FISCAL YEAR ENDED
DECEMBER 31, 2011; RESOLUTION ON
COMPANY'S FINANCIAL STATEMENTS FOR
FISCAL YEAR ENDED DECEMBER 31, 2011,
NAMELY: BALANCE SHEET & RESPECTIVE
STATEMENTS OF INCOME AND CHANGES IN
SHAREHOLDERS' EQUITY, CASH FLOW,
VALUE ADDED & NOTES TO FINANCIAL
STATEMENTS, IN ADDITION TO
INDEPENDENT AUDITORS & FISCAL
COUNCIL'S REPORTS				Management	For	For
A2.		RESOLVE ON THE ALLOCATION OF NET INCOME FOR FISCAL YEAR 2011		Management	For	For
A3.		ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE SITTING AND ALTERNATE MEMBERS OF THE FISCAL COUNCIL AND ESTABLISHMENT OF THEIR COMPENSATION		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	1,695	14-Apr-2012		14-Apr-2012
WEG SA, JARAGUA DO SUL
Security		P9832B129		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		BRWEGEACNOR0		Agenda		703675314 - Management
Record Date				Holding Recon Date		20-Apr-2012
City /	Country	JARAGUA DO SUL /	Brazil	Vote Deadline Date		17-Apr-2012
SEDOL(s)		2945422		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
1	To examine, discuss and vote upon the board of
directors annual report, the financial statements,
external auditors and of the finance committee
and documents opinion report relating to fiscal
year ending December 31, 2011				Management	For	For
2		Destination of the year end and to confirm the decision of the board of directors, relating to the distribution of dividends and interest over capital		Management	For	For
3		To elect the members of the board of directors		Management	For	For
4		To set the global remuneration of the company directors		Management	For	For
5		To elect of the finance committee and set their remuneration		Management	For	For
6		Approval of the newspapers for publication of the legal notices		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	301,247	27-Mar-2012		17-Apr-2012
WEG SA, JARAGUA DO SUL
Security		P9832B129		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		BRWEGEACNOR0		Agenda		703676342 - Management
Record Date				Holding Recon Date		20-Apr-2012
City /	Country	JARAGUA DO SUL /	Brazil	Vote Deadline Date		17-Apr-2012
SEDOL(s)		2945422		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1	Increase of the share capital 2,718,440,437.00,
without an increase in the number of shares,
through the use of reserves, with the consequent
amendment of the main part of Article 5 of the
corporate bylaws				Management	For	For
2		Amendment of the main part of Article 17 of the corporate bylaws, in such a way as to dispense with the requirement that the members of the board of directors also be shareholders of the company		Management	For	For
3		Amendment of the main part of Article 33 of the corporate bylaws, in such a way as to not allow loans to the managers		Management	For	For
4	Adaptation of the corporate bylaws to the
minimum mandatory clauses in accordance with
the novo mercado listing regulations of the BM
and FBOVESPA, with the consequent
amendment of Articles 17, 22, 26, 36, 40, 42, 44
and the inclusion of an Article 44 A				Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	301,247	27-Mar-2012		17-Apr-2012
BR MALLS PARTICIPACOES SA
Security		P1908S102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		BRBRMLACNOR9		Agenda		703687751 - Management
Record Date				Holding Recon Date		20-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		17-Apr-2012
SEDOL(s)		B1RYG58		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I		To set the global remuneration of the company directors for the 2012 fiscal year		Management	For	For
II	To amend the wording of line V of article 19 of
the corporate bylaws of the company, for the
purpose of reflecting that it will be the
responsibility of the board of directors of the
company to authorize in advance the signing of
contracts and the granting of guarantees by the
company only in transactions, the value of which
exceeds the greater amount of either BRL 50
million or 10 percent of the total consolidated
assets of the company				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	343,886	30-Mar-2012		17-Apr-2012
BR MALLS PARTICIPACOES SA
Security		P1908S102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		BRBRMLACNOR9		Agenda		703688208 - Management
Record Date				Holding Recon Date		20-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		17-Apr-2012
SEDOL(s)		B1RYG58		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
I		To take knowledge of the directors accounts, to examine, discuss and approve the company's consolidated financial statements		Management	For	For
II		Destination of the net profits from the 2011 fiscal year and the distribution of dividends		Management	For	For
III		To elect the members of the board of directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	343,886	30-Mar-2012		17-Apr-2012
MAROC TELECOM, MAROC
Security		F6077E108		Meeting Type		MIX
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		MA0000011488		Agenda		703696495 - Management
Record Date				Holding Recon Date		20-Apr-2012
City /	Country	TBD /	Morocco	Blocking	Vote Deadline Date	13-Apr-2012
SEDOL(s)		B04SJM4 - B04SNG6 - B058XG5 - B05PZC6 - B171GP9 - B171GR1 - B290YH9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
A.1		Approval of the annual reports and the individual financial statements for the fiscal year ended December 31, 2011		Management	No Action
A.2		Approval of the consolidated financial statements for the fiscal year ended December 31, 2011		Management	No Action
A.3		Approval of related party agreements referred to in the special report of the statutory auditors		Management	No Action
A.4		Appropriation of net income and payment of the dividend		Management	No Action
A.5		Ratification of the cooptation of Mr. Nizar Baraka as member of the supervisory board		Management	No Action
A.6		Ratification of the cooptation of Mr. Mohand Laenser as member of the supervisory board		Management	No Action
A.7		Authorization granted to the management board for the purpose of issuing bonds and similar securities		Management	No Action
A.8		Repeal of the share buyback program in progress and authorization granted to the management board regarding a share buyback program		Management	No Action
E.9		Authorization granted to the management board for the purpose of issuing call options or subscription of company shares		Management	No Action
E.10	Authorization granted to the management board
for the purpose of issuing ordinary shares or
securities giving immediate and/or future shares
that are or will be issued as a capital increase
with or without preferential subscription rights				Management	No Action
E.11		Powers to effect formalities		Management	No Action
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	4,212	04-Apr-2012		04-Apr-2012
CESP CIA ENERGETICA DE SAO PAULO SA
Security		P25784193		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		BRCESPACNPB4		Agenda		703708733 - Management
Record Date				Holding Recon Date		20-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B17MHG0 - B1NPCX5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM 3 ONLY. THANK-YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1		To take the accounts of the directors and financial statements, accompanied-by the independent auditors report and finance committee, relating to fiscal-year ending December 31, 2011		Non-Voting
2		Proposal for the allocation of the net profit from the fiscal year and-distribution of dividends to the shareholders		Non-Voting
3		To elect the members of the finance committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	229,990	07-Apr-2012		18-Apr-2012
FALABELLA SOCIEDAD ANOMINA COMERCIAL E INDUSTRIAL
Security		P3880F108		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		CLP3880F1085		Agenda		703710283 - Management
Record Date		18-Apr-2012		Holding Recon Date		18-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		19-Apr-2012
SEDOL(s)		2771672 - B02TS00		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the annual report, general balance sheet, profit and loss statement and opinion of external auditors for the period ended December 31, 2011		Management	For	For
2		Appropriation of profits of the period 2011		Management	For	For
3		Policy of dividends		Management	For	For
4		Remuneration of the board of directors		Management	For	For
5		Appointment of external auditors and rating agencies for the period 2012		Management	For	For
6		Election of the newspaper to let know the publications of the company		Management	For	For
7		Report on the operations referred to in title XVI of the law 18.046		Management	For	For
8		Report of the committee of directors, determination of budget expenses and setting of remuneration		Management	For	For
9		Any other matters of the competence of the regular stockholders meeting		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	12,112	10-Apr-2012		19-Apr-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	6,759	10-Apr-2012		19-Apr-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	1,706,368	10-Apr-2012		19-Apr-2012
CENCOSUD SA
Security		P2205J100		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		24-Apr-2012
ISIN		CL0000000100		Agenda		703712136 - Management
Record Date		18-Apr-2012		Holding Recon Date		18-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		19-Apr-2012
SEDOL(s)		B00R3L2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To submit for consideration the annual report,
balance sheet, financial statements from the
fiscal year that ended on December 31, 2011,
and the report from the outside auditing firm for
the same fiscal year				Management	For	For
2		Distribution of profit from the 2011 fiscal year and payment of dividends		Management	For	For
3		Presentation of the dividend policy		Management	For	For
4		Election of members of the board of directors		Management	For	For
5		Information regarding the expenses of the board of directors and of the committee of directors during the 2011 fiscal year		Management	For	For
6		Establishment of the compensation of the members of the board of directors for the 2012 fiscal year		Management	For	For
7		Establishment of compensation for the members of the committee of directors and its operating expense budget and the budget for its advisers for the 2012 fiscal year		Management	For	For
8		Designation of an outside auditing firm for the 2012 fiscal year		Management	For	For
9		Designation of risk rating agencies for the 2012 fiscal year		Management	For	For
10	To present for consideration the matters
examined by the committee of directors and the
resolutions passed by the board of directors to
approve the related party transactions that are
referred to in article 146, et seq., of the share
corporations law, stating which members of the
board of directors approved them				Management	For	For
11	Information regarding the activities and annual
term in office of the committee of directors for the
2011 fiscal year and of the proposals from the
committee of directors that were not accepted by
the board of directors				Management	For	For
12		Designation of a periodical in which the legal notices will be published		Management	For	For
13		In general, to deal with other matters of corporate interest that are appropriate for the annual general meeting of shareholders under the law		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	18,264	10-Apr-2012		19-Apr-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	10,223	10-Apr-2012		19-Apr-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	2,417,487	10-Apr-2012		19-Apr-2012
BRF -BRASIL FOODS S.A
Security		10552T107		Meeting Type		Special
Ticker Symbol		BRFS		Meeting Date		24-Apr-2012
ISIN		US10552T1079		Agenda		933601660 - Management
Record Date		02-Apr-2012		Holding Recon Date		02-Apr-2012
City /	Country	/	United States	Vote Deadline Date		19-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1.		TO EXAMINE AND VOTE THE MANAGEMENT REPORT, FINANCIAL STATEMENTS AND OTHER DOCUMENTS RELATIVE TO THE FISCAL YEAR ENDING DECEMBER 31, 2011, AND TO DELIBERATE ON ALLOCATION OF RESULT		Management	For	For
O2.		RATIFY THE DISTRIBUTION OF SHAREHOLDERS REMUNERATION AS DECIDED BY BOARD, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT		Management	For	For
O3.		TO ELECT THE FISCAL COUNCIL / AUDIT COMMITTEE, AS DESCRIBED IN THE PROPOSAL OF THE BOARD OF DIRECTORS, FILED WITH THE SEC ON FORM 6-K ON MARCH 27, 2012		Management	For	For
O4.		RATIFY THE ELECTION OF AN ALTERNATE MEMBER OF THE BOARD OF DIRECTORS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT		Management	For	For
E1.		TO ESTABLISH THE ANNUAL AND AGGREGATE COMPENSATION FOR MEMBERS OF MANAGEMENT AND THE FISCAL COUNCIL		Management	For	For
E2.		PROPOSED REFORM OF THE BYLAWS, AS DESCRIBED IN THE PROPOSAL OF THE BOARD, FILED WITH THE SEC ON FORM 6-K ON MARCH 27, 2012, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT		Management	For	For
E3.	EXTEND THE COMPENSATION PLAN BASED
ON ACTIONS AND REGULATION OF THE
OPTIONS TO ANOTHER LEVELS OF
EXECUTIVES OF BRF-BRASIL FOODS SA;
WITHOUT ADDITIONAL DILUTION, AS
DESCRIBED IN THE PROPOSAL OF THE
BOARD OF DIRECTORS, FILED WITH THE
SEC ON FORM 6-K ON MARCH 27, 2012				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	7,278	12-Apr-2012		12-Apr-2012
000EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	000EGShares Consumer Goods GEMS ETF	THE BANK OF NEW YORK MELLON	3,375	12-Apr-2012		12-Apr-2012
000EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	000EGShares Emerging Markets Consumer ETF	THE BANK OF NEW YORK MELLON	989,432	12-Apr-2012		12-Apr-2012
BUMRUNGRAD HOSPITAL PUBLIC CO LTD BH
Security		Y1002E256		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		TH0168A10Z19		Agenda		703629393 - Management
Record Date		14-Mar-2012		Holding Recon Date		14-Mar-2012
City /	Country	BANGKOK /	Thailand	Vote Deadline Date		23-Apr-2012
SEDOL(s)		B0166H5 - B017R20 - B03HKF2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To adopt the minutes of the extraordinary general meeting of shareholders no. 1/2011		Management	For	For
2		To acknowledge directors' report on the operations of the company for the year 2011		Management	For	For
3		To consider and approve the audited financial statements for the year ended 31 December 2011		Management	For	For
4	To consider and approve the declaration of
dividend for the year 2011 at the rate of baht 1.10
per share, totaling baht 803.1 million and to
acknowledge the payment of interim dividend.
The company already paid an interim dividend of
Baht 0.45 per share, totaling Baht 328.5 million,
on 9 September 2011. The remaining dividend
payment of Baht 0.65 per share, amounting to
Baht 474.6 million will be paid to all preferred and
ordinary shareholders whose names are listed on
the record date on Wednesday 14 March 2012
and the shareholders registration book shall be
closed on Thursday 15 March 2012. The dividend
payment date shall be 24 May 2012. The
dividend will be payable from the taxable profits
at the rate of 30 percent				Management	For	For
5.1		To consider and approve the election of director in place of those retire by rotation : Mr. Soradis Vinyaratn		Management	For	For
5.2		To consider and approve the election of director in place of those retire by rotation : Mrs. Linda Lisahapanya		Management	For	For
5.3		To consider and approve the election of director in place of those retire by rotation : Mr. Prin Chirathivat (new director)		Management	For	For
6		To consider and approve the directors' remuneration for the year 2011		Management	For	For
7	To consider and approve the appointment of Ms.
Sumalee Reewarabandith, certified public
account no. 3970 and/or Ms. Vissuta
Jariyathanakorn, certified public account no.
3853 and/or Ms. Rungnapa Lertsuwankul,
certified public account no. 3516 of Ernst and
Young Office Limited as the company auditor for
the year 2012 and to fix their remuneration in an
amount not exceeding Baht 2,025,000				Management	For	For
8	To consider and approve the amendment to
clause 4 of the memorandum of association to be
in line with the decrease in number of preferred
shares due to the exercise of the right to convert
preferred shares into ordinary shares by
preferred shareholders				Management	For	For
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF NOTICE SPECIFIC
COMMENT-AND AUDITOR NAME.IF YOU
HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN-THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK Y-
OU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	14,500	29-Feb-2012		23-Apr-2012
LOCALIZA RENT A CAR SA, BELO HORIZONTE
Security		P6330Z111		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		BRRENTACNOR4		Agenda		703663371 - Management
Record Date				Holding Recon Date		23-Apr-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B08K3S0 - B0ZNNV5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1	To approve the proposal from management for
the amendment of the corporate bylaws of the
company and its restatement for the purpose of
adapting it to the new rules of the novo Mercado
regulations of the BM and Fbovespa, Bolsa De
Valores, Mercadoriase Futuros, as well as other
voluntary changes to the corporate governance
of the company				Management	For	For
2		To approve the restatement of the corporate bylaws in accordance with the amendments proposed above		Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING DATE FROM
13 APR-12 TO 25 APR 12. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK Y-OU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	107,506	17-Mar-2012		12-Apr-2012
OBRASCON HUARTE LAIN BRASIL SA, SAO PAULO
Security		P73376108		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		BROHLBACNOR6		Agenda		703676354 - Management
Record Date				Holding Recon Date		23-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B0DK255 - B3KH3D5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I		To set the global remuneration of the directors		Management	For	For
II	If the proposal from the management regarding
the allocation of the net profit from the fiscal year
that ended on December 31, 2011, is approved,
to vote regarding the capitalization of part of the
profit reserve that exceeds the share capital
amount, in accordance with the terms of Article
199 of law 6404.76				Management	For	For
III	To vote regarding the split of all of the shares of
the company, in such a way that, in the event it is
approved, for each nominative, common book
entry share, with no par value, issued by the
company, from here onwards common share,
there will be created and attributed to its owner
four new common shares, with the same rights
that are possessed by the pre existing common
shares, such that each common share will come
to be represented by five post split common
shares. in light of this the number of nominative,
common and book entry shares, with no par
value, representative of the share capital of the
company, must be multiplied by five, with the
consequent amendment of the main part of
Article 5 of the corporate bylaws of the company				Management	For	For
IV		To vote regarding the proposal to amend the corporate bylaws of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	33,563	27-Mar-2012		19-Apr-2012
OBRASCON HUARTE LAIN BRASIL SA, SAO PAULO
Security		P73376108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		BROHLBACNOR6		Agenda		703676710 - Management
Record Date				Holding Recon Date		23-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B0DK255 - B3KH3D5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
I		To examine, discuss and vote upon the board of directors' annual report, accounts of the directors and the financial statements relating to the fiscal year that ended on December 31, 2011		Management	For	For
II		To approve the allocation of the net profit from the fiscal year that ended on December 31, 2011, as well as regarding the proposal for the capital budget for the year 2012		Management	For	For
III		To elect the members of the finance committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	33,563	27-Mar-2012		19-Apr-2012
JAIPRAKASH POWER VENTURES LTD
Security		Y4253C102		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		INE351F01018		Agenda		703687282 - Management
Record Date		16-Mar-2012		Holding Recon Date		16-Mar-2012
City /	Country	TBW /	India	Vote Deadline Date		17-Apr-2012
SEDOL(s)		B0703M5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Raising of funds through Qualified Institutions
Placement (QIP)/Institutional Placement
Programme (IPP)/External Commercial
Borrowings (ECB) with rights of conversion into
shares/Foreign Currency Convertible Bonds
(FCCBs)/American Depository Receipts
(ADRs)/Global Depository Receipts
(GDRs)/Follow-On Public Offer(FPO)/Optionally
or Compulsorily Convertible Redeemable
Preference Shares (OCPS/CCPS) etc. pursuant
to Section 81 of the Companies Act, 1956				Management	For	For
2		Creation of security in favour of lenders		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	438,625	30-Mar-2012		17-Apr-2012
CHAROEN POKPHAND FOODS PUBLIC CO LTD
Security		Y1296K117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		TH0101A10Z19		Agenda		703688032 - Management
Record Date		28-Mar-2012		Holding Recon Date		28-Mar-2012
City /	Country	NONTHABURI /	Thailand	Vote Deadline Date		23-Apr-2012
SEDOL(s)		6410852 - B05MWQ0 - B05PCC5 - B5L2DG6 - B76N2X8 - B7JNGQ6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 961484 DUE TO
RECEIPT OF D-IRECTORS NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED-AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
1		To adopt the minutes of the extraordinary general shareholders meeting no. 1/2012		Management	For	For
2		To acknowledge the report on the companys operating results for the year 2011		Management	For	For
3		To approve the statements of financial position and the statements of income for the year ended December 31, 2011		Management	For	For
4		To acknowledge the interim dividend payment during the year 2011		Management	For	For
5		To approve the appropriation of profit and annual dividend payment for the year 2011		Management	For	For
6		To approve the substantially partial business transfer to a subsidiary		Management	For	For
7.A		To appoint director to replace director who retire by rotation: Mr.Dhanin Chearavanont		Management	For	For
7.B		To appoint director to replace director who retire by rotation: Mr.Prasert Poongkumarn		Management	For	For
7.C		To appoint director to replace director who retire by rotation: Professor Dr.Athasit Vejjajiva		Management	For	For
7.D		To appoint director to replace director who retire by rotation: Emeritus Professor Supapun Ruttanaporn		Management	For	For
7.E		To appoint director to replace director who retire by rotation: Mr.Phongthep Chiravanont		Management	For	For
8		To approve the remuneration of the directors for the year 2012		Management	For	For
9		To appoint the companys auditors and fix the remuneration for the year 2012		Management	For	For
10		To respond to the queries		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	27,300	30-Mar-2012		23-Apr-2012
AMERICA MOVIL SAB DE CV, MEXICO
Security		P0280A101		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		MXP001691213		Agenda		703701830 - Management
Record Date		17-Apr-2012		Holding Recon Date		17-Apr-2012
City /	Country	ZURICH /	Mexico	Vote Deadline Date		19-Apr-2012
SEDOL(s)		2667470 - 2723930 - 7055809 - B1BQGN8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Elect directors for series L shares		Management	For	For
2		Authorize board to ratify and execute approved resolutions		Management	For	For
CMMT		PLEASE NOTE THAT FOREIGN CUSTOMERS ARE ALLOWED TO VOTE ONLY FOR THIS MEETING.-THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	388,322	05-Apr-2012		19-Apr-2012
ECORODOVIAS INFRAESTRUTURA E LOGISTICA SA, SAO PAU
Security		P3661R107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		BRECORACNOR8		Agenda		703708682 - Management
Record Date				Holding Recon Date		23-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B5720R0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
A	To examine and approve the administrators
report and capital budget for the fiscal year of
2012, as well as balance sheet of the company
and further financial statements related to fiscal
year ended on December, 31, 2011				Management	For	For
B		To approve the distribution of net profits from the 2011 fiscal year		Management	For	For
C		To elect the members of the board of directors		Management	For	For
D		To set the global remuneration of the company directors for the 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	153,600	07-Apr-2012		18-Apr-2012
ECORODOVIAS INFRAESTRUTURA E LOGISTICA SA, SAO PAU
Security		P3661R107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		BRECORACNOR8		Agenda		703708884 - Management
Record Date				Holding Recon Date		23-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B5720R0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Granting options within the framework of the
company stock option plan approved at a general
meeting held on August 31, 2010, as
recommended by the board of directors of the
company at a meeting held on March 23, 2012				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	153,600	07-Apr-2012		18-Apr-2012
TELEFONOS DE MEXICO SAB DE CV, MEXICO D.F
Security		P90413132		Meeting Type		Special General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		MXP904131325		Agenda		703712403 - Management
Record Date		17-Apr-2012		Holding Recon Date		17-Apr-2012
City /	Country	MEXICO, D.F /	Mexico	Vote Deadline Date		19-Apr-2012
SEDOL(s)		2881689 - 5947630 - 5951006 - B02VC04		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I		Appointment or ratification if applicable of board members to be appointed by holders of series of series L shares. Resolutions in this matter		Management	For	For
II		Appointment of special delegates to formalize and fulfill any of the resolutions made by this resolutions in this matter		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	44,400	11-Apr-2012		19-Apr-2012
TELEFONOS DE MEXICO SAB DE CV, MEXICO D.F
Security		P90413132		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		MXP904131325		Agenda		703715079 - Management
Record Date		17-Apr-2012		Holding Recon Date		17-Apr-2012
City /	Country	MEXICO, D.F /	Mexico	Vote Deadline Date		19-Apr-2012
SEDOL(s)		2881689 - 5947630 - 5951006 - B02VC04		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Submission, discussion and, as applicable,
approval the deregistration of the company's
securities from the national securities registry and
the delisting from the Mexican Stock Exchange
Bolsa Mexicana De Valores. Resolutions related
thereto				Management	For	For
2		Designation of delegates to carry out the compliance of the resolutions taken by the shareholders meeting and, as applicable, to formalize them as it proceeds. Resolutions related thereto		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	44,400	11-Apr-2012		19-Apr-2012
EMPRESAS COPEC SA
Security		P7847L108		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		CLP7847L1080		Agenda		703719192 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2196026		Quick Code

Item		Proposal		Type	Vote	For/Against Management
A		To submit the financial statements of the company to December 31, 2011, and the annual report from the board of directors for a vote and to give an accounting of the progress of the corporate business		Management	For	For
B		To give an accounting of the transactions conducted by the company that are referred to in title XVI of law number 18,046		Management	For	For
C		To establish the compensation of the board of directors for the next fiscal year		Management	For	For
D		To establish the compensation and expense budget of the committee that is referred to in article 50 BIS of law number 18,046, to give an accounting of its activities and its annual management report		Management	For	For
E		To designate outside auditors and risk rating agencies		Management	For	For
F		To deal with any other matter of corporate interest that is within the authority of the type of general meeting that is being called		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	21,548	13-Apr-2012		20-Apr-2012
BANMEDICA SA BANMEDICA
Security		P1583M107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		CLP1583M1072		Agenda		703733940 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2073765		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the annual report, consolidated financial statements and report of external auditors for the period between January 1 and December 31, 2011		Management	For	For
2		Report about the activities performed by the committee of directors and its annual management		Management	For	For
3	Appropriation of profits and allocation of
dividends. to this effect, the board of directors
shall propose to the meeting the allocation of a
dividend of CLP 33,00 per share, payable on May
7, 2012, or in the date to be determined by the
stockholders meeting				Management	For	For
4		Election of the board of directors		Management	For	For
5		Appointment of external auditors for the period 2012		Management	For	For
6		Appointment of rating agencies		Management	For	For
7		Determination of the remuneration of the board of directors for the period 2012		Management	For	For
8		Determination of the remuneration and budget of the committee of directors, in accordance with article 50 BIS of the law 18.046		Management	For	For
9		Policy of dividends		Management	For	For
10		Information regarding operations referred to in title xvi of the law of stock companies		Management	For	For
11		Election of the newspaper of the corporate domicile to publish the pertinent publications		Management	For	For
12		Any other matters that are legally of the competence of the stockholders meeting		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	14,396	19-Apr-2012		19-Apr-2012
AMERICA MOVIL SAB DE CV, MEXICO
Security		P0280A101		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		25-Apr-2012
ISIN		MXP001691213		Agenda		703747569 - Management
Record Date		17-Apr-2012		Holding Recon Date		17-Apr-2012
City /	Country	MEXICO DF /	Mexico	Vote Deadline Date		17-Apr-2012
SEDOL(s)		2667470 - 2723930 - 7055809 - B1BQGN8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I.I	Presentation and, as the case may be, approval
of the following and resolution in connection
thereto: General director's report prepared under
the terms of articles 172 of the general
corporation and partnership law and 44 fraction xi
of the securities market law, together with the
external auditor's report, in respect to the
company's transactions and results for the fiscal
year on December 31 , 2011, as well as the
company's board of directors opinion on the
content of such report				Management	For	For
I.II	Presentation and, as the case may be, approval
of the following and resolution in connection
thereto: Board of directors, report referred to in
clause b), article 172 of the general corporation
and partnership law, establishing and explaining
the main accounting and information policies and
criteria followed for the pre paration of the
company's financial information				Management	For	For
I.III	Presentation and, as the case may be, approval
of the following and resolution in connection
thereto: Board of directors, report on the
transactions and activities in which the latter
participated during fiscal year 2011, under the
terms of article 28, fraction iv, clause e) of the
securities market law				Management	For	For
I.IV	Presentation and, as the case may be, approval
of the following and resolution in connection
thereto: Annual report on the activities carried out
by the audit and company's corporate practices
committee under the terms of article 43 of the
securities market law and report regarding the
company's subsidiaries				Management	For	For
I.V	Presentation and, as the case may be, approval
of the following and resolution in connection
thereto: The company's audited consolidated
financial statements as of December 31, 2011,
including the proposal for the allocation of profits
and payment of a cash dividend to the company's
shareholders				Management	For	For
I.VI	Presentation and, as the case may be, approval
of the following and resolution in connection
thereto: Annual report on the acquisition and
replacement of the company's own shares
program corres ponding to fiscal year 2011				Management	For	For
I.VII	Presentation and, as the case may be, approval
of the following and resolution in connection
thereto: Report on the compliance with the fiscal
obligations to be discharged by the company
corresponding to fiscal year 2010, in conformity
with the provisions set forth in article 86, fraction
XX of the income tax law and article 93a of the
income tax law regulation				Management	For	For
II	Ratification, as the case may be, of the
company's board of directors and director
general's performance for fiscal year 2011 and
appointment and/or ratification, as the case may
be, of the persons that will comprise such
company's board of directors, of the secretary
and assistant secretary of such board and the
chairman of the company's audit and corporate
practices committee, as well as the determination
of compensations corresponding thereto.
Resolutions in connection thereto				Management	For	For
III	Ratification, as the case may be, of the
company's executive, audit and corporate
practices and of the transactions committee in
puerto rico and the United States of America for
fiscal year 2011 and appointment and/or
ratification, as the case may be, of the persons
that will comprise the company's executive, audit
and corporate practices and transactions
committee in Puerto Rico and the United States
of America, as well as determination of the
compensations corresponding thereto.
Resolutions in connection thereto				Management	For	For
IV	Presentation and, as the case may be, approval
of a proposal to increase the amount of funds
currently available for the acquisition of own
shares, under the terms of the provisions set
forth in article 56 of the securities market law.
Resolutions in connection thereto				Management	For	For
V		Designation of delegates to comply with the resolutions adopted by this meeting and , as the case may be, to formalize them as applicable. Resolutions in connection thereto		Management	For	For
CMMT		PLEASE NOTE THAT FOREIGN PARTICIPATION IS NOT PERMITTED FOR THIS MEETING. THAN-K YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	388,322	24-Apr-2012		24-Apr-2012
BANCO SANTANDER BRASIL S.A
Security		05967A107		Meeting Type		Annual
Ticker Symbol		BSBR		Meeting Date		25-Apr-2012
ISIN		US05967A1079		Agenda		933601379 - Management
Record Date		02-Apr-2012		Holding Recon Date		02-Apr-2012
City /	Country	/	United States	Vote Deadline Date		23-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
OA	TO TAKE THE MANAGEMENT ACCOUNTS,
EXAMINING, DISCUSSING AND VOTING THE
COMPANY'S FINANCIAL STATEMENTS
RELATED TO THE FISCAL YEAR ENDED ON
DECEMBER 31, 2011, TOGETHER WITH THE
MANAGEMENT REPORT, THE BALANCE
SHEET, OTHER PARTS OF THE FINANCIAL
STATEMENTS, EXTERNAL AUDITORS'
OPINION AND THE AUDIT COMMITTEE
REPORT				Management	For	Against
OB		TO DECIDE ON THE DESTINATION OF THE NET PROFIT OF THE FISCAL YEAR OF 2011 AND THE DISTRIBUTION OF DIVIDENDS		Management	For	Against
OC		TO FIX THE ANNUAL OVERALL CONSIDERATION OF THE COMPANY'S MANAGEMENT AND MEMBERS OF AUDIT COMMITTEE		Management	For	Against
EA1	TO DECIDE ON THE AMENDMENT OF THE
TERM OF PAYMENT OF DIVIDENDS AND
INTEREST ON CAPITAL RELATED
SPECIFICALLY TO THE YEAR OF 2012, TO
NOT MORE THAN ONE HUNDRED AND
EIGHTY (180) DAYS COUNTED FROM ITS
DECLARATION BY THE COMPANY'S BOARD
OF DIRECTORS AND IN ANY
CIRCUMSTANCES WITHIN THIS FISCAL
YEAR				Management	For	Against
EB1	TO APPROVE THE PROPOSAL OF
AMENDMENT OF THE COMPANY'S BYLAWS,
TO PREVIEW THE EXECUTIVE COMMITTEE
AND THE DESCRIPTION OF THE MAIN
RESPONSIBILITIES, PURSUANT TO THE
PROPOSAL APPROVED BY THE BOARD OF
EXECUTIVE OFFICERS AND THE BOARD OF
DIRECTORS, AT THE MEETINGS HELD ON
FEBRUARY 28TH AND 29TH, 2012,
RESPECTIVELY				Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	000EGShares Financials GEMS ETF	THE BANK OF NEW YORK MELLON	5,021	12-Apr-2012		12-Apr-2012
AMERICA MOVIL, S.A.B. DE C.V
Security		02364W105		Meeting Type		Annual
Ticker Symbol		AMX		Meeting Date		25-Apr-2012
ISIN		US02364W1053		Agenda		933612497 - Management
Record Date		05-Apr-2012		Holding Recon Date		05-Apr-2012
City /	Country	/	United States	Vote Deadline Date		20-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	APPOINTMENT OR, AS THE CASE MAY BE,
REELECTION OF THE MEMBERS OF THE
BOARD OF DIRECTORS OF THE COMPANY
THAT THE HOLDERS OF THE SERIES "L"
SHARES ARE ENTITLED TO APPOINT.
ADOPTION OF RESOLUTIONS THEREON				Management	For	None
II		APPOINTMENT OF DELEGATES TO EXECUTE, AND IF, APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	11,662	20-Apr-2012		20-Apr-2012
AMERICA MOVIL, S.A.B. DE C.V
Security		02364W105		Meeting Type		Annual
Ticker Symbol		AMX		Meeting Date		25-Apr-2012
ISIN		US02364W1053		Agenda		933612512 - Management
Record Date		13-Apr-2012		Holding Recon Date		13-Apr-2012
City /	Country	/	United States	Vote Deadline Date		20-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	APPOINTMENT OR, AS THE CASE MAY BE,
REELECTION OF THE MEMBERS OF THE
BOARD OF DIRECTORS OF THE COMPANY
THAT THE HOLDERS OF THE SERIES "L"
SHARES ARE ENTITLED TO APPOINT.
ADOPTION OF RESOLUTIONS THEREON				Management	For	None
II		APPOINTMENT OF DELEGATES TO EXECUTE, AND IF, APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	11,662	20-Apr-2012		20-Apr-2012
COUNTRY GARDEN HOLDINGS CO LTD, GRAND CAYMAN
Security		G24524103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		KYG245241032		Agenda		703673447 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	HONGKONG /	Cayman Islands	Vote Deadline Date		23-Apr-2012
SEDOL(s)		B1VKYN6 - B1W6YY4 - B1WGSJ7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0322/LTN20120322481.pdf		Non-Voting
1		To receive and approve the audited consolidated financial statements, the report of the directors and the independent auditor's report of the Company for the year ended 31 December 2011		Management	For	For
2	To approve the payment of a final dividend of
RMB12.96 cents for the year ended 31
December 2011 to be satisfied wholly by way of
scrip shares without offering any right to the
shareholders to elect to receive such dividend in
cash in lieu of such allotment				Management	For	For
3.a		To re-elect Ms. Yang Huiyan as director		Management	For	For
3.b		To re-elect Ms. Yang Ziying as director		Management	For	For
3.c		To re-elect Mr. OU Xueming as director		Management	For	For
3.d		To re-elect Mr. Yang Zhicheng as director		Management	For	For
3.e		To re-elect Mr. Yang Yongchao as director		Management	For	For
3.f		To re-elect Mr. Tong Wui Tung, Ronald as director		Management	For	For
3.g		To authorize the board of directors of the Company to fix the directors' remuneration		Management	For	For
4		To re-appoint PricewaterhouseCoopers as auditor of the Company and authorize the board of directors of the Company to fix their remuneration		Management	For	For
5		To give a general mandate to the directors of the Company to issue new shares of the Company (ordinary resolution no. 5 of the notice of annual general meeting)		Management	For	For
6		To give a general mandate to the directors of the Company to repurchase shares of the Company (ordinary resolution no. 6 of the notice of annual general meeting)		Management	For	For
7		To extend the general mandate to be given to the directors of the Company to issue new shares of the Company (ordinary resolution no. 7 of the notice of annual general meeting)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	887,000	24-Mar-2012		24-Apr-2012
EMBRAER - EMPRESA BRASILEIRA DE AERONAUTICA SA, SA
Security		P3700H201		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		BREMBRACNOR4		Agenda		703684440 - Management
Record Date				Holding Recon Date		24-Apr-2012
City /	Country	SAO JOSE DOS CAMPOS /	Brazil	Vote Deadline Date		19-Apr-2012
SEDOL(s)		B16FPG6 - B16S0Y8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1		To take knowledge of the directors accounts, to examine,discuss and approve the company's consolidated financial statements for the fiscal year ending December 31, 2011		Management	For	For
2		Destination of the year end results of 2011 and the distribution of dividends		Management	For	For
3		To elect the members of the finance committee		Management	For	For
4		Fixing of the global annual amount for the remuneration of the administrators of the company and of the members of the committees of the board of directors		Management	For	For
5		To set the remuneration of the members of the finance committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	604,346	29-Mar-2012		19-Apr-2012
SM INVESTMENTS CORP
Security		Y80676102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		PHY806761029		Agenda		703686759 - Management
Record Date		27-Mar-2012		Holding Recon Date		27-Mar-2012
City /	Country	PASAY /	Philippines	Vote Deadline Date		18-Apr-2012
SEDOL(s)		B068DB9 - B08ZXF2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "6" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION-NUMBER "1". THANK YOU		Non-Voting
1.1		Election of Henry Sy, Sr. as a Director		Management	For	For
1.2		Election of Teresita T. Sy as a Director		Management	For	For
1.3		Election of Henry T. Sy, Jr. as a Director		Management	For	For
1.4		Election of Harley T. Sy as a Director		Management	For	For
1.5		Election of Jose T. Sio as a Director		Management	For	For
1.6		Election of Vicente S. Perez, Jr. as a Independent Director		Management	For	For
1.7		Election of Ah Doo Lim as a Independent Director		Management	For	For
1.8		Election of Joseph R. Higdon as a Independent Director		Management	For	For
2		Approval of minutes of previous annual stockholders' meeting		Management	For	For
3		Approval of annual report		Management	For	For
4		Ratification of all acts and resolutions of the Board of Directors and Executive Officers		Management	For	For
5		Election of Sycip Gorres Velayo & Co. as independent auditors		Management	For	For
6		At their discretion, the proxies named above are authorized to vote upon such other matters as may properly come before the meeting		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	1,620	30-Mar-2012		19-Apr-2012
C.P.ALL PUBLIC CO LTD
Security		Y1772K169		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		TH0737010Y16		Agenda		703700042 - Management
Record Date		08-Mar-2012		Holding Recon Date		08-Mar-2012
City /	Country	PANYAPIWAT /	Thailand	Vote Deadline Date		24-Apr-2012
SEDOL(s)		B08YDF9 - B095BD5 - B095CD2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN		Non-Voting
1		To adopt the minute of the general meeting of shareholders for year 2011		Management	For	For
2		To consider the report of the board of directors which propose the meeting for reporting the regarding the company's operations for the last year		Management	For	For
3		To consider and approve tee balance sheet and profit and loss account for the year ended December 31, 2011		Management	For	For
4	To consider and approve the decrease of the
company's registered capital by cancellation of
the registered ordinary shares remaining from the
payment of stock dividend and from the
exercising of the right under ESOP and to
approve the amendment of clause 4. of the
memorandum of association of the company to
be conformed to the decrease of the registered
capital				Management	For	For
5	To consider and approve of the company's
registered capital to support the stock dividend
payment. and to approve the amendment of
clause 4 of the memorandum of association of
the company to be conformed to the increase of
the registered capital				Management	For	For
6		To consider and approve an appropriation of profit and approve the payment of cash and stock dividend		Management	For	For
7.A		To consider and elect director to replace the directors who retires by rotation : Mr.Dhanin Chearavanont		Management	For	For
7.B		To consider and elect director to replace the directors who retires by rotation: Mr.Korsak Chairasmisak		Management	For	For
7.C		To consider and elect director to replace the directors who retires by rotation: Mr.Soopakij Chearavanont		Management	For	For
7.D		To consider and elect director to replace the directors who retires by rotation: Mr.Adirek Sripratak		Management	For	For
7.E		To consider and elect director to replace the directors who retires by rotation: Mr.Tanin Buranamanit		Management	For	For
8		To consider and approve the remuneration for directors		Management	For	For
9		To consider and approve the appointment of the company's auditors and fix their remuneration		Management	For	For
10		To consider others business (if any)		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	16,200	05-Apr-2012		24-Apr-2012
COLBUN SA
Security		P2867K130		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		CLP3615W1037		Agenda		703712960 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		23-Apr-2012
SEDOL(s)		2309255 - B05P2Q9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I		Examination of the situation of the company and report from the outside auditors and from the accounts inspectors		Management	For	For
II		Approval of the annual report and financial statements to December 31, 2011		Management	For	For
III		Approval of the investment and financing policy of the company		Management	For	For
IV		Policies and procedures regarding profits and dividends		Management	For	For
V		Designation of outside auditors for the 2012 fiscal year		Management	For	For
VI		Designation of accounts inspectors and their compensation		Management	For	For
VII		Election of the board of directors		Management	For	For
VIII		Establishment of the compensation of the members of the board of directors		Management	For	For
IX		Report on the activities of the committee of directors		Management	For	For
X		Establishment of the compensation of the committee of directors and determination of its budget		Management	For	For
XI		Report regarding the resolutions of the board of directors related to the acts and contracts governed by title XVI of law number 18,046		Management	For	For
XII		Other matters of corporate interest that are within the authority of the general meeting		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	193,692	11-Apr-2012		23-Apr-2012
INDUSTRIAS PENOLES SAB DE CV
Security		P55409141		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		MXP554091415		Agenda		703713431 - Management
Record Date		18-Apr-2012		Holding Recon Date		18-Apr-2012
City /	Country	MEXICO, D.F /	Mexico	Vote Deadline Date		19-Apr-2012
SEDOL(s)		2448200 - B02VBQ3 - B2Q3MN3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I.I	In accordance with the applicable provisions of
the general Mercantile Companies Law,
securities market law and the income tax law, the
presentation, discussion and, if deemed
appropriate, approval of: The report from the
board of directors				Management	For	For
I.II	In accordance with the applicable provisions of
the general Mercantile Companies Law,
securities market law and the income tax law, the
presentation, discussion and, if deemed
appropriate, approval of: The report from the
general director, accompanied by the opinion of
the outside auditor				Management	For	For
I.III	In accordance with the applicable provisions of
the general mercantile companies law, securities
market law and the income tax law, the
presentation, discussion and, if deemed
appropriate, approval of: The individual and
consolidated financial statements for the 2011
fiscal year				Management	For	For
I.IV	In accordance with the applicable provisions of
the general Mercantile Companies Law,
securities market law and the income tax law, the
presentation, discussion and, if deemed
appropriate, approval of: The report from the
audit and corporate practices committee, and				Management	For	For
I.V	In accordance with the applicable provisions of
the general Mercantile Companies Law,
securities market law and the income tax law, the
presentation, discussion and, if deemed
appropriate, approval of: The report regarding the
fulfillment of the tax obligations of the company				Management	For	For
II		Resolutions regarding the allocation of results		Management	For	For
III	Resolution regarding the amount that can be
allocated to the purchase of shares of the
company in accordance with the terms of that
which is provided for in article 56, part iv, of the
securities market law				Management	For	For
IV	Designation or, if deemed appropriate, ratification
of the members of the board of directors,
classification of their independence in
accordance with the terms of the securities
market law and determination of their
compensation				Management	For	For
V		Designation or, if deemed appropriate, ratification of the chairperson of the audit and corporate practices committee		Management	For	For
VI		Designation of special delegates of the general meeting		Management	For	For
VII		Reading and, if deemed appropriate, approval of the general meeting minutes		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	8,590	11-Apr-2012		19-Apr-2012
GERDAU SA COSG, RIO DE JANEIRO
Security		P2867P105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		BRGGBRACNOR1		Agenda		703717655 - Management
Record Date				Holding Recon Date		24-Apr-2012
City /	Country	RIODE JANEIRO /	Brazil	Vote Deadline Date		19-Apr-2012
SEDOL(s)		2160418 - 2645443 - B3BHHB0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1		To take knowledge of the directors accounts, to examine, discuss and vote the financial statements for the fiscal year ending December 31, 2011		Management	For	For
2		To deliberate on the distribution of the fiscal years net profits and distribution dividends		Management	For	For
3		To elect the members of the board of directors and to set their remuneration		Management	For	For
4		To elect the members of the finance committee and their respective substitutes, and to set the remuneration		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	527,750	12-Apr-2012		19-Apr-2012
GERDAU SA COSG, RIO DE JANEIRO
Security		P2867P105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		BRGGBRACNOR1		Agenda		703719940 - Management
Record Date				Holding Recon Date		24-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		19-Apr-2012
SEDOL(s)		2160418 - 2645443 - B3BHHB0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1	To approve new wording for the main part of
article 4 of the corporate bylaws, in regard to the
share capital, to contemplate the increase of the
share capital that was the object of a resolution
by the board of directors passed at a meeting on
April 12, 2011				Management	For	For
2.I	To approve the amendments of the following
article for the purpose of adapting the corporate
bylaws of the company to the rules of the level 1
corporate governance listing regulations of the
BM and Fbovespa : the inclusion of a sole
paragraph in article 1				Management	For	For
2.II	To approve the amendments of the following
article for the purpose of adapting the corporate
bylaws of the company to the rules of the level 1
corporate governance listing regulations of the
BM and Fbovespa : the amendment of paragraph
3 and the inclusion of a paragraph 4, both in
article 5, and				Management	For	For
2.III	To approve the amendments of the following
article for the purpose of adapting the corporate
bylaws of the company to the rules of the level 1
corporate governance listing regulations of the
BM and Fbovespa: To amend the main part of
article 6, which is also amended according to the
new wording of article 146 of law 6,404.76, which
was introduced by law 12,431 of June 24, 2011,
to approve, likewise, the inclusion of a paragraph
4 in article 13, providing for the procedure to be
followed in the event of a vacancy in the position
on the finance committee elected by the
controlling shareholder, when there CONTD				Management	For	For
CONT	CONTD is not an alternate to replace him or her.
finally, to approve the new-wording of article 1, of
article 5, the main part of article 6, and of-
paragraph 4 of article 13, all from the corporate
bylaws of the company,-including the
amendments then resolved on				Non-Voting
3		To amend the conditions of the seventh issuance of debentures of the company, in regard to their maturity		Management	For	For
4		To amend the preferred stock option program, called the long term incentive program		Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	527,750	13-Apr-2012		19-Apr-2012
MAGNESITA REFRATARIOS SA, CONTAGEM, MG
Security		P6426L109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		BRMAGGACNOR4		Agenda		703722303 - Management
Record Date				Holding Recon Date		24-Apr-2012
City /	Country	CONTAGEM /	Brazil	Vote Deadline Date		19-Apr-2012
SEDOL(s)		B23VRX5 - B2RJT40		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
I		To deliberate the board of directors annual report, the financial statements, accompanied by the independent auditors report regarding to fiscal year ending December 31, 2011		Management	For	For
II		To decide on the allocation of the result of the fiscal year, the distribution of dividends and approval of the capital budget		Management	For	For
III		To elect members of the finance committee and respective substitutes		Management	For	For
IV		To set the global remuneration of the directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	184,948	14-Apr-2012		19-Apr-2012
GRUPO CARSO SAB DE CV
Security		P46118108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Apr-2012
ISIN		MXP461181085		Agenda		703723305 - Management
Record Date		18-Apr-2012		Holding Recon Date		18-Apr-2012
City /	Country	MEXICO, D.F /	Mexico	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2393452 - B02VBC9 - B2Q3MH7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO- ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY- CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU		Non-Voting
I	Presentation, for the effects proceeds the chief
executive officers report-concerning the
company's progress and operations for the fiscal
year ended-December 31 2011 including the
financial statements as of that date and the-
independent auditors report the opinion and
report of the board of directors-concerning article
28 fraction iv items c d and e of the securities
market-law as well as the reports of the audit and
corporate practices committees-and report of the
fulfillment of fiscal obligations of the company.-
Resolutions in this matter				Non-Voting
II	Presentation and if applicable approval of a
proposal related with profits-application that
includes a cash dividend of MXN 0.60 Mexican
pesos per-outstanding share, arising from the
account balance of tax net income, to be-paid in
two equal payments of MXN 0.30 Mexican pesos
per share. Resolutions-in this matter				Non-Voting
III		Ratification if applicable of the activities of the board of directors and-the chief executive officer for the fiscal year 2011. Resolution in this-matter		Non-Voting
IV	Designation or ratification if applicable of
members of the board of-directors and the
executive committee the respective presidents of
the-corporate practices and audit committees and
adoption of resolutions related-therewith of those
concerning the qualification of independence
and-compensation for board members and other
ancillary matters related from all-previous one				Non-Voting
V		Designation of special delegates to carry out and formalize the resolutions-adopted in the meeting. Resolutions to this respect		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	17,500
EMPRESA NACIONAL DE ELECTRICIDAD S.A
Security		29244T101		Meeting Type		Annual
Ticker Symbol		EOC		Meeting Date		26-Apr-2012
ISIN		US29244T1016		Agenda		933581781 - Management
Record Date		19-Mar-2012		Holding Recon Date		19-Mar-2012
City /	Country	/	Cote D'ivoire	Vote Deadline Date		20-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		APPROVAL OF THE ANNUAL REPORT, FINANCIAL STATEMENTS, REPORT OF THE EXTERNAL AUDITORS, AND INSPECTORS OF ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2011		Management	For	For
O2		APPROVAL OF PROFIT DISTRIBUTION FOR THE PERIOD AND DIVIDEND PAYMENTS		Management	For	For
O4		APPROVAL OF THE INVESTMENT AND FINANCING POLICY		Management	For	For
O5		ELECTION OF THE BOARD OF DIRECTORS		Management	For	For
O6		COMPENSATION FOR THE BOARD OF DIRECTORS		Management	For	For
O7		COMPENSATION FOR THE DIRECTORS' COMMITTEE AND APPROVAL OF THEIR 2012 BUDGET		Management	For	For
O9		APPOINTMENT OF AN EXTERNAL AUDITING FIRM, GOVERNED BY CHAPTER XXVIII OF THE SECURITIES MARKET LAW 18,045		Management	For	For
O10		ELECTION OF TWO ACCOUNT INSPECTORS AND THEIR SUBSTITUTES, AS WELL AS THEIR COMPENSATION		Management	For	For
O12		OTHER MATTERS OF INTEREST AND COMPETENCE OF THE ORDINARY SHAREHOLDERS' MEETING		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	1,412	30-Mar-2012		30-Mar-2012
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	3,146	30-Mar-2012		30-Mar-2012
ENERSIS S.A
Security		29274F104		Meeting Type		Annual
Ticker Symbol		ENI		Meeting Date		26-Apr-2012
ISIN		US29274F1049		Agenda		933583507 - Management
Record Date		19-Mar-2012		Holding Recon Date		19-Mar-2012
City /	Country	/	Cote D'ivoire	Vote Deadline Date		20-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.		APPROVAL OF ANNUAL REPORT, FINANCIAL STATEMENTS, REPORT OF THE EXTERNAL AUDITORS AND ACCOUNT INSPECTORS FOR THE FISCAL YEAR ENDED ON DECEMBER 31, 2011		Management	For	For
2.		APPROVAL OF PROFITS AND DIVIDENDS DISTRIBUTION		Management	For	For
3.		COMPENSATION FOR THE BOARD OF DIRECTORS		Management	For	For
4.		COMPENSATION FOR THE DIRECTORS' COMMITTEE AND APPROVAL OF THEIR 2012 BUDGET		Management	For	For
6.		APPOINTMENT OF AN EXTERNAL AUDITING FIRM GOVERNED BY CHAPTER XXVIII OF SECURITIES MARKET LAW 18,045		Management	For	For
7.		ELECTION OF TWO ACCOUNT INSPECTORS AND THEIR SUBSTITUTES, AS WELL AS THEIR COMPENSATION		Management	For	For
8.		APPOINTMENT OF RISK RATING AGENCIES		Management	For	For
9.		APPROVAL OF THE INVESTMENT AND FINANCING POLICY		Management	For	For
13.		OTHER MATTERS OF INTEREST AND COMPETENCE OF THE ORDINARY SHAREHOLDERS' MEETING		Management	For	For
14.		OTHER NECESSARY RESOLUTIONS FOR THE PROPER IMPLEMENTATION OF THE ABOVE MENTIONED AGREEMENTS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	3,193	31-Mar-2012		31-Mar-2012
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	7,277	31-Mar-2012		31-Mar-2012
LAN AIRLINES S.A
Security		501723100		Meeting Type		Annual
Ticker Symbol		LFL		Meeting Date		26-Apr-2012
ISIN		US5017231003		Agenda		933596910 - Management
Record Date		02-Apr-2012		Holding Recon Date		02-Apr-2012
City /	Country	/	United States	Vote Deadline Date		23-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET AND FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011		Management	For	Against
2		APPROVAL OF PAYMENT OF FINAL DIVIDEND ON ACCOUNT OF 2011 FISCAL YEAR PROFITS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT		Management	For	Against
3		THE ELECTION OF THE COMPANY'S BOARD OF DIRECTORS		Management	For	Against
4		THE COMPENSATION TO BE PAID TO THE COMPANY'S BOARD OF DIRECTORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012		Management	For	Against
5		THE COMPENSATION TO BE PAID TO THE COMPANY'S AUDIT COMMITTEE AND ITS BUDGET FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012		Management	For	Against
6		APPOINTMENT OF EXTERNAL AUDITING FIRM AND RISK RATING AGENCIES; REPORTS ON MATTERS INDICATED IN XVI OF COMPANIES LAW 18,046		Management	For	Against
7		INFORMATION ON THE COST OF PROCESSING, PRINTING AND SENDING THE INFORMATION INDICATED IN CIRCULAR 1816 OF THE SECURITIES AND INSURANCE COMMISSION		Management	For	Against
8		DESIGNATION OF THE NEWSPAPER IN WHICH THE COMPANY WILL MAKE PUBLICATIONS		Management	For	Against
9		OTHER MATTERS OF CORPORATE INTEREST WITHIN THE PURVIEW OF A REGULAR SHAREHOLDERS MEETING OF THE COMPANY		Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	000EGShares Consumer Services GEMS ETF	THE BANK OF NEW YORK MELLON	1,179	10-Apr-2012		10-Apr-2012
000EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	000EGShares Emerging Markets Consumer ETF	THE BANK OF NEW YORK MELLON	300,772	10-Apr-2012		10-Apr-2012
EMBRAER S.A
Security		29082A107		Meeting Type		Annual
Ticker Symbol		ERJ		Meeting Date		26-Apr-2012
ISIN		US29082A1079		Agenda		933605240 - Management
Record Date		09-Apr-2012		Holding Recon Date		09-Apr-2012
City /	Country	/	United States	Vote Deadline Date		23-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		TO TAKE THE MANAGEMENT'S REPORT, EXAMINE, DISCUSS AND VOTE THE FINANCIAL STATEMENTS OF THE FISCAL YEAR ENDED IN DECEMBER 31ST, 2011		Management	For	For
2		TO RESOLVE ON THE ALLOCATION OF THE NET INCOME OF THE FISCAL YEAR ENDED IN DECEMBER 31ST, 2011 AND THE DISTRIBUTION OF DIVIDENDS		Management	For	For
3		TO ELECT THE MEMBERS OF THE FISCAL BOARD		Management	For	For
4		THE SETTING-UP OF THE OFFICERS AND MEMBERS OF THE COMMITTEES OF THE BOARD OF DIRECTORS GLOBAL ANNUAL COMPENSATION		Management	For	For
5		THE SETTING-UP OF THE FISCAL BOARD GLOBAL ANNUAL COMPENSATION		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	000EGShares Industrials GEMS ETF	THE BANK OF NEW YORK MELLON	3,249	14-Apr-2012		14-Apr-2012
COMPANHIA PARANAENSE DE ENERGIA
Security		20441B407		Meeting Type		Annual
Ticker Symbol		ELP		Meeting Date		26-Apr-2012
ISIN		US20441B4077		Agenda		933608892 - Management
Record Date		09-Apr-2012		Holding Recon Date		09-Apr-2012
City /	Country	/	United States	Vote Deadline Date		20-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
4.		TO ELECT THE MEMBERS OF THE FISCAL COUNCIL DUE TO END OF TERM OF OFFICE		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	3,010	18-Apr-2012		18-Apr-2012
000EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	000EGShares Low Volatility Emerging Markets Dividend ETF	THE BANK OF NEW YORK MELLON	55,051	18-Apr-2012		18-Apr-2012
EMPRESAS CMPC SA
Security		P3712V107		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		CL0000001314		Agenda		703649799 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		24-Apr-2012
SEDOL(s)		2196015		Quick Code

Item		Proposal		Type	Vote	For/Against Management
A		To vote regarding the annual report, annual financial statements and report from the outside auditors for the fiscal year that ended on December 31, 2011		Management	For	For
B		To vote regarding the distribution of the profit from the fiscal year and the payment of final dividend number 254		Management	For	For
C		To report regarding the resolutions of the board of directors related to the transactions referred to in title xvi of law number 18,046, in accordance with its article 147, number three		Management	For	For
D		To designate the outside auditors and risk rating agencies		Management	For	For
E		To establish the remuneration of the board of directors, together with the remuneration and budget of the committee of directors for the 2012 fiscal year		Management	For	For
F		To report on policies and procedures regarding profit and dividends		Management	For	For
G		To take cognizance of and vote regarding any other matter that is within the authority of the annual general meeting of shareholders, in accordance with the law and the corporate bylaws		Management	For	Against
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN RECORD DATE. IF YOU
HAVE-ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DE-CIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	16,390	13-Mar-2012		24-Apr-2012
OSX BRASIL SA, RIO DE JANEIRO
Security		P7383A102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BROSXBACNOR8		Agenda		703679451 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		B24C6X0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
i		Take the management accounts, examine, discuss and vote on the financial statements for the fiscal year ended on 31.12.2011		Management	For	For
ii		Destination of the year end results		Management	For	For
iii		To elect the members of the board of directors		Management	For	For
iv		To set the board of directors remunerations		Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO POSTPONEMENT OF MEETING DATE
FROM 2-6 APR 2012 TO 27 APR 2012. IF YOU
HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO N-OT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTION-S. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	54,600	28-Mar-2012		20-Apr-2012
OSX BRASIL SA, RIO DE JANEIRO
Security		P7383A102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BROSXBACNOR8		Agenda		703679994 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		B24C6X0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I		To amend the current company stock option or common share subscription program		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO POSTPONEMENT OF MEETING DATE
FROM 2-6 APR 2012 TO 27 APR 2012. IF YOU
HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO N-OT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTION-S. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	54,600	28-Mar-2012		20-Apr-2012
ZEE ENTERTAINMENT ENTERPRISES LIMITED
Security		Y98893152		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		INE256A01028		Agenda		703687129 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		19-Apr-2012
SEDOL(s)		6188535		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Resolved that pursuant to provisions of Section
31 and other applicable provisions, if any, of the
Companies Act, 1956 (including any amendment
or re-enactment thereof), Articles 3(a), 55, 72A,
73 and 76 of the Articles of Association of the
Company as specified				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	28,262	30-Mar-2012		19-Apr-2012
HEXAWARE TECHNOLOGIES LTD
Security		Y31825121		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		INE093A01033		Agenda		703693386 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		17-Apr-2012
SEDOL(s)		B07LTC0 - B3BHNN4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited Profit
and Loss Account for the year ended December
31, 2011 and the Balance Sheet as on that date
together with the Reports of the Board of
Directors' and Auditors' thereon				Management	For	For
2		To declare Final Dividend on Equity Shares and to confirm the Interim Dividends		Management	For	For
3		To appoint a Director in place of Mr. L. S. Sarma, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. Shailesh V. Haribhakti, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. S. K. Mitra, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
6	Resolved that pursuant to the provisions of
Section 224 and other applicable provisions, if
any, of the Companies Act, 1956, Messrs Deloitte
Haskins & Sells, Chartered Accountants, Mumbai
with Registration Number 117366W be and are
hereby re-appointed as the Statutory Auditors of
the Company, to hold office from the conclusion
of this Annual General Meeting till the conclusion
of the next Annual General Meeting at a
remuneration as may be mutually agreed to
between the Board of Directors and Messrs
Deloitte Haskins & Sells, plus applicable tax, out-
of-pocket expenses, travelling and other
expenses, in connection with the work of audit to
be carried out by them				Management	For	For
7	Resolved that pursuant to the provisions of
Section 257 and all other applicable provisions, if
any, of the Companies Act, 1956 (including any
statutory modification(s) thereto or any re-
enactment(s) thereof for the time being in force),
Mr. Abhay Havaldar, who was appointed as an
Additional Director by the Board w.e.f. October
20, 2011, in terms of provisions of Section 260 of
the Companies Act, 1956 and Article No. 88 of
the Articles of Association of the Company and
whose term of office expires at the ensuing
Annual General Meeting and in respect of whom
the Company has received a notice in writing
from a Member proposing his candidature for the
office of Director of the Company, be and is
hereby appointed as a Director of the Company,
liable to retire by rotation				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	179,652	03-Apr-2012		17-Apr-2012
CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
Security		P2577R102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BRCMIGACNOR6		Agenda		703696130 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2192723 - B1YBRK4 - B2QHFX6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
1		Examination, discussion and vote on the management report and financial statements for the fiscal year that ended on December 31, 2011, as well as the respective complementary documents		Management	For	For
2	Allocation of the net profit from the 2011 fiscal
year, in the amount of BRL 2,415,450 and of the
accumulated profit balance of BRL 128,979,000,
resulting from the realization of the equity
evaluation adjustment reserve, in accordance
with the provisions of article 192 of law 6404.76,
as amended				Management	For	For
3		Determination of the form and date of payment of the mandatory dividend, in the amount of BRL 1,294,041		Management	For	For
4		Election of the full and alternate members of the finance committee, as a result of the end of the term in office and establishment of their compensation		Management	For	For
5		Election of the full and alternate members of the board of directors, as a result of the end of the term in office and establishment of their compensation		Management	For	For
6		To set the remuneration of the company administrators		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	140,130	03-Apr-2012		20-Apr-2012
CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
Security		P2577R102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BRCMIGACNOR6		Agenda		703701246 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2192723 - B1YBRK4 - B2QHFX6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	Authorization, verification and approval of the
increase of the share capital from BRL
3,412,072,910.00 to BRL 4,265,091,140.00, with
the issuance of 170,603,646 new shares, through
the capitalization of BRL 853,018,230.00, of
which BRL 821,527,465.32 comes from part of
the profit retention reserve and BRL
31,490,764.68 comes from the inclusion of the
installments number 13 through 16, paid as
principal, in accordance with section 5 of the
agreement for the assignment of credit from the
remaining balance of the results for
compensation account, distributing to the
shareholders, as a consequence, a bonus of 25
percent, in new shares, of the same type as the
old shares and with a par value of BRL 5.00 each				Management	For	For
2	Authorization for the executive committee to take
the following measures in relation to the bonus of
25 percent, in new shares, of the same type as
the old shares and with a par value of BRL 5.00
each, to the shareholders who are owners of
shares that make up the share capital of BRL
3,412,072,910.00, whose names are recorded in
the nominative share registry book on the dates
that this general meeting is held, for the sale on
an exchange of the whole numbers of nominative
shares resulting from the sum of the remaining
fractions, resulting from the mentioned share
bonus, and division of the net product of the sale,
proportionally, among the shareholders, to
establish that all the resulting shares from the
mentioned share bonus will have the same rights
as are granted to the shares from which they
originated, and, for the CONTD				Management	For	For
CONT		CONTD payment to the shareholders, proportionally, of the product of the sum-of the remaining fractions together with the first installment of the-dividends relative to the 2011 fiscal year		Non-Voting
3		The consequent amendment of the main part of article 4 of the corporate bylaws, as a result of the share capital increase mentioned above		Management	For	For
4	Guidelines for the vote of the representative of
the company at the annual and extraordinary
general meetings of Cemig Distribuicao S.A.,
which is also to be held, cumulatively, on April
30, 2012, in regard of the following matters. a.
Examination, discussion and vote on the
management report and financial statements for
the fiscal year that ended on December 31, 2011,
as well as the respective complementary
documents. b. Allocation of net profit from the
2011 fiscal year, in the amount of BRL 719.971.
c. Determination of the form and date of payment
of the mandatory dividend, in the amount of BRL
683.972. d. election of the full and alternate
members of the board of directors, as a result of
the end of the term in office . e. Election of the full
and alternate members of the finance committee,
as a result of the end of the term in office				Management	For	For
5	Guidelines for the vote of the representative of
the company at the annual and extraordinary
general meetings of Cemig Geracao e
Trasmissao S.A., which is also to be held,
cumulatively, on April 30, 2012, in regard of the
following matters. a. Examination, discussion and
vote on the management report and financial
statements for the fiscal year that ended on
December 31, 2011, as well as the respective
complementary documents. b. Allocation of net
profit from the 2011 fiscal year, in the amount of
BRL 1,269,012 and net accumulated profits in the
amount of BRL 109,184,000. c. Determination of
the form and date of payment of the mandatory
dividend, in the amount of BRL 1.314.745. d.
Election of the full and alternate members of the
board of directors, as a result of the end of the
term in office. e. Election of the full CONTD				Management	For	For
CONT		CONTD and alternate members of the finance committee, as a result of the end-of the term in office		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	140,130	05-Apr-2012		20-Apr-2012
COMPANHIA SIDERURGICA NACIONAL, RIO DE JANEIRO
Security		P8661X103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BRCSNAACNOR6		Agenda		703724179 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2210261 - B019KX8 - B1437Z5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
1		To examine the administrators accounts, to examine, discuss and vote on the administrations report, the financial statements regarding the fiscal year ending on December 31, 2011		Management	For	For
2	Decide on the allocation of net income the year
that ended December 31, 2011, allocation of part
of the profit reserves to the increase of capital
and distribution of dividends, including the
approval of the capital budget for the current
fiscal year, to comply with article 196 of law
number 6,404.76				Management	For	For
3		To elect the members of the board of directors		Management	For	For
4		To set the global remuneration of the board of directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	398,400	14-Apr-2012		20-Apr-2012
TV AZTECA SAB DE CV
Security		P9423U163		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		MX01AZ060013		Agenda		703727303 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	MEXICO, D.F /	Mexico	Vote Deadline Date		19-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	Presentation and, if deemed appropriate,
approval of the report from the board of directors
of the company, report from the audit committee
and report from the general director for the 2011
fiscal year				Management	For	For
II	Discussion of the audited financial statements
and of the balance sheet of the company, as well
as of the plan for the allocation of results and, if
deemed appropriate, distribution of the profit, for
the fiscal year that ended on December 31, 2011				Management	For	For
III		Declaration of the payment of a unitary preferred dividend for the series D A shares and the series D L shares		Management	For	For
IV		Determination of the maximum amount of funds to allocate to the purchase of shares of the company for the 2012 fiscal year		Management	For	For
V	Ratification or, if deemed appropriate,
designation of members of the board of directors
and its secretary, as well as the ratification or, if
deemed appropriate, designation of members of
the audit committee and its chairperson,
determination of their compensation				Management	For	For
VI		Presentation and, if deemed appropriate, approval of the report regarding the of the tax obligations that are the responsibility of the company		Management	For	For
VII		Designation of special delegates who will formalize the resolutions passed at the general meeting		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	17,000	17-Apr-2012		19-Apr-2012
ALL AMERICA LATINA LOGISTICA SA
Security		P01627242		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BRALLLACNOR6		Agenda		703729206 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	CURITIBA /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2265346 - B014710		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT TO REQUIRE THE
ADOPTION OF THE CUMULATIVE VOTING IN
THE-ELECTION OF MEMBERS OF THE
BOARD OF DIRECTORS, THE REQUEST IN
PARTIES MUST-REPRESENT, AT LEAST, 5%
OF THE VOTING SHARE CAPITAL. THANK
YOU				Non-Voting
1		Accept Financial Statements and Statutory Reports for Fiscal Year Ended Dec. 31, 2011		Management	For	For
2		Approve Allocation of Income and Dividends		Management	For	For
3		Elect Fiscal Council Members		Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON THIS ITEM-IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN
FAVOR-OR AGAINST OF THE DEFAULT
COMPANY'S CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENTS. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLE-SS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	685,120	17-Apr-2012		20-Apr-2012
ALL AMERICA LATINA LOGISTICA SA
Security		P01627242		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BRALLLACNOR6		Agenda		703729218 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	CURITIBA /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2265346 - B014710		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1		Approve Remuneration of Company's Management		Management	For	For
2		Approve Remuneration of Fiscal Council		Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO ADDITION OF COMMENT. IF YOU
HAVE AL-READY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECI-DE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	685,120	17-Apr-2012		20-Apr-2012
PT ASTRA INTERNATIONAL TBK
Security		Y7117N149		Meeting Type		MIX
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		ID1000057607		Agenda		703730300 - Management
Record Date		12-Apr-2012		Holding Recon Date		12-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		25-Apr-2012
SEDOL(s)		5818402 - 6291712 - B01DP91		Quick Code

Item		Proposal		Type	Vote	For/Against Management
A.1		Approval to annual report including ratification on commissioner's report and company's financial statement report for book year 2011		Management	For	For
A.2		Appropriation of company's net profit for book year 2011		Management	For	For
A3.a		Appointment of the members of Board of Commissioners		Management	For	For
A3.b		Determine salary/benefit of Board of Directors; and honorarium of Board of Commissioners		Management	For	For
A.4		Appointment of public accountant for book year 2012		Management	For	For
E.1		Approval to change in nominal value of shares and amendment to article no.4 of company's article of association related to change of nominal value of company's shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	24,500	18-Apr-2012		26-Apr-2012
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	10,000	18-Apr-2012		26-Apr-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	2,829,256	18-Apr-2012		25-Apr-2012
NOVATEK OAO, TARKO-SALE
Security		669888109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		US6698881090		Agenda		703745084 - Management
Record Date		23-Mar-2012		Holding Recon Date		23-Mar-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		24-Apr-2012
SEDOL(s)		B0DK750 - B0F70T4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 967678 DUE TO
SPLITTING OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
1.1	To approve Joint Stock Company (JSC)
NOVATEK's 2011 annual report, annual financial
statements, including the Company's RSA profit
and loss statement as well as profit allocation. To
allocate for the total 2011 dividend payment
18,217,836,000 (Eighteen billion two hundred
and seventeen million eight hundred and thirty six
thousand) rubles (incl. dividend paid for IH2011)				Management	For	For
1.2	To pay dividends on ordinary shares of JSC
NOVATEK for FY2011 (RSA) in the amount of
RR 3.50 (three rubles fifty kopecks) per one
ordinary share which constitutes 10,627,071,000
(Ten billion six hundred and twenty seven million
seventy one thousand) rubles (net of dividends in
size of 2.50 (two rubles fifty kopecks) per one
ordinary share paid for IH2011). To determine the
size, schedule, form and procedure of paying
dividends				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
2.1		To elect members of the Board of Director of JSC NOVATEK: Andrei Igorevich Akimov		Management	For	For
2.2		To elect members of the Board of Director of JSC NOVATEK: Burckhard Bergmann		Management	For	For
2.3		To elect members of the Board of Director of JSC NOVATEK: Ruben Karlenovich Vardanian		Management	For	For
2.4		To elect members of the Board of Director of JSC NOVATEK: Ives Louis Darricarrere		Management	For	For
2.5		To elect members of the Board of Director of JSC NOVATEK: Mark Gyetvay		Management	For	For
2.6		To elect members of the Board of Director of JSC NOVATEK: Leonid Viktorovich Mikhelson		Management	For	For
2.7		To elect members of the Board of Director of JSC NOVATEK: Alexander Egorovich Natalenko		Management	For	For
2.8		To elect members of the Board of Director of JSC NOVATEK: Kirill Gennadievich Seleznev		Management	For	For
2.9		To elect members of the Board of Director of JSC NOVATEK: Gennady Nikolaevich Timchenko		Management	For	For
3.1		To elect member of the Revision Commission of JSC NOVATEK: Maria Alexeyevna Panasenko		Management	For	For
3.2		To elect member of the Revision Commission of JSC NOVATEK: Igor Alexandrovich Ryaskov		Management	For	For
3.3		To elect member of the Revision Commission of JSC NOVATEK: Sergey Egorovich Fomichev		Management	For	For
3.4		To elect member of the Revision Commission of JSC NOVATEK: Nikolai Konstantinovich Shulikin		Management	For	For
4		To elect Leonid Viktorovich Mikhelson as Chairman of JSCNOVATEK's Management Board for the period of 5 years effective 25 May 2012		Management	For	For
5		To approve ZAO PricewaterhouseCoopers Audit as auditor of JSC NOVATEK for 2012		Management	For	For
6	To pay remuneration to the elected members of
JSC NOVATEK's Board of Directors and
compensate their expenses in the form and in the
amount set forth by the Regulation on
Remuneration and Compensations Payable to
the Members of JSC NOVATEK's Board of
Directors				Management	For	For
7	To establish the size of remuneration to the
members of JSC NOVATEK's Revision
Commission during the period of exercising their
duties in the amount of RUB 1,500,000 (one
million five hundred rubles each)				Management	For	For
8	To approve a related party transaction
(Amendment Agreements to the Gas Supply
Agreement N30Pk-2010/2009-690-M of
27.01.2010) between JSC NOVATEK (Supplier)
and OAO Gazprom (Buyer) subject to the
following material terms and conditions: Subject
of the transaction: natural gas supply. Gas supply
volume: not more than 23,600,000,000 (Twenty
three billion six hundred million) cubic meters.
Price of the transaction: not more than
44,900,000,000 (Forty four billion nine hundred
million) roubles including 18% VAT. The gas
price is calculated for the period of 2012-2013
based on the forecasted increase in gas prices
for the RF industrial consumers. Delivery period:
2012-2013				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	3,828	23-Apr-2012		24-Apr-2012
ALL AMERICA LATINA LOGISTICA SA
Security		P01627242		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		27-Apr-2012
ISIN		BRALLLACNOR6		Agenda		703748179 - Management
Record Date				Holding Recon Date		25-Apr-2012
City /	Country	CURITIBA /	Brazil	Vote Deadline Date		20-Apr-2012
SEDOL(s)		2265346 - B014710		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THIS IS A POSTPONEMENT OF THE MEETING HELD ON 12 APR 2012		Non-Voting
1		Approve amendments to the bylaws of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	685,120	24-Apr-2012		24-Apr-2012
COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV
Security		20441W203		Meeting Type		Special
Ticker Symbol		ABV		Meeting Date		27-Apr-2012
ISIN		US20441W2035		Agenda		933605442 - Management
Record Date		02-Apr-2012		Holding Recon Date		02-Apr-2012
City /	Country	/	United States	Vote Deadline Date		23-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		ELECTION OF THE MEMBERS OF THE COMPANY'S FISCAL COUNCIL AND THEIR RESPECTIVE ALTERNATES		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	8,956	14-Apr-2012		14-Apr-2012
000EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	000EGShares Consumer Goods GEMS ETF	THE BANK OF NEW YORK MELLON	2,800	14-Apr-2012		14-Apr-2012
000EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	000EGShares Emerging Markets Consumer ETF	THE BANK OF NEW YORK MELLON	973,260	14-Apr-2012		14-Apr-2012
000EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	000EGShares Low Volatility Emerging Markets Dividend ETF	THE BANK OF NEW YORK MELLON	36,815	14-Apr-2012		14-Apr-2012
GRUPO TELEVISA, S.A.B
Security		40049J206		Meeting Type		Special
Ticker Symbol		TV		Meeting Date		27-Apr-2012
ISIN		US40049J2069		Agenda		933608551 - Management
Record Date		04-Apr-2012		Holding Recon Date		04-Apr-2012
City /	Country	/	United States	Vote Deadline Date		24-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
L1	APPOINTMENT AND/OR RATIFICATION, AS
THE CASE MAY BE, OF THE MEMBERS OF
THE BOARD OF DIRECTORS TO BE
APPOINTED AT THIS MEETING PURSUANT
TO ARTICLES TWENTY SIXTH, TWENTY
SEVENTH AND OTHER APPLICABLE
ARTICLES OF THE CORPORATE BY-LAWS				Management	For	None
L2		APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
1	PRESENTATION AND, IN ITS CASE,
APPROVAL OF THE REPORTS REFERRED TO
IN ARTICLE 28, PARAGRAPH IV OF THE
SECURITIES MARKET LAW, INCLUDING THE
FINANCIAL STATEMENTS FOR THE YEAR
ENDED ON DECEMBER 31, 2011 AND
RESOLUTIONS REGARDING THE ACTIONS
TAKEN BY THE BOARD OF DIRECTORS, THE
COMMITTEES AND THE CHIEF EXECUTIVE
OFFICER OF THE COMPANY				Management	For	None
2		PRESENTATION OF THE REPORT REGARDING CERTAIN FISCAL OBLIGATIONS OF THE COMPANY, PURSUANT TO THE APPLICABLE LEGISLATION		Management	For	None
3		RESOLUTION REGARDING THE ALLOCATION OF FINAL RESULTS FOR THE YEAR ENDED ON DECEMBER 31, 2011		Management	For	None
4	RESOLUTION REGARDING (I) THE AMOUNT
THAT MAY BE ALLOCATED TO THE
REPURCHASE OF SHARES OF THE
COMPANY PURSUANT TO ARTICLE 56,
PARAGRAPH IV OF THE SECURITIES
MARKET LAW; AND (II) THE PRESENTATION
OF THE REPORT ON THE POLICIES AND
RESOLUTIONS ADOPTED BY THE BOARD OF
DIRECTORS OF THE COMPANY, REGARDING
THE ACQUISITION AND SALE OF SUCH
SHARES				Management	For	None
5		APPOINTMENT AND/OR RATIFICATION, AS THE CASE MAY BE, OF THE MEMBERS THAT SHALL FORM THE BOARD OF DIRECTORS, THE SECRETARY AND OFFICERS OF THE COMPANY		Management	For	None
6		APPOINTMENT AND/OR RATIFICATION, AS THE CASE MAY BE, OF THE MEMBERS THAT SHALL FORM THE EXECUTIVE COMMITTEE		Management	For	None
7		APPOINTMENT AND/OR RATIFICATION, AS THE CASE MAY BE, OF THE CHAIRMAN OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE		Management	For	None
8		COMPENSATION TO THE MEMBERS OF THE BOARD OF DIRECTORS, OF THE EXECUTIVE COMMITTEE, OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE, AS WELL AS TO THE SECRETARY		Management	For	None
9		APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
D1	APPOINTMENT AND/OR RATIFICATION, AS
THE CASE MAY BE, OF THE MEMBERS OF
THE BOARD OF DIRECTORS TO BE
APPOINTED AT THIS MEETING PURSUANT
TO ARTICLES TWENTY SIXTH, TWENTY
SEVENTH AND OTHER APPLICABLE
ARTICLES OF THE CORPORATE BY-LAWS				Management	For	None
D2		APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
AB1		RESOLUTION REGARDING THE CANCELLATION OF SHARES AND THE CONSEQUENT REDUCTION OF THE CAPITAL STOCK AND THE AMENDMENT TO ARTICLE SIXTH OF THE CORPORATE BY-LAWS		Management	For	None
AB2		APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	000EGShares Consumer Services GEMS ETF	THE BANK OF NEW YORK MELLON	3,541	18-Apr-2012		18-Apr-2012
GRUPO TELEVISA, S.A.B
Security		40049J206		Meeting Type		Special
Ticker Symbol		TV		Meeting Date		27-Apr-2012
ISIN		US40049J2069		Agenda		933613956 - Management
Record Date		16-Apr-2012		Holding Recon Date		16-Apr-2012
City /	Country	/	United States	Vote Deadline Date		24-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
L1	APPOINTMENT AND/OR RATIFICATION, AS
THE CASE MAY BE, OF THE MEMBERS OF
THE BOARD OF DIRECTORS TO BE
APPOINTED AT THIS MEETING PURSUANT
TO ARTICLES TWENTY SIXTH, TWENTY
SEVENTH AND OTHER APPLICABLE
ARTICLES OF THE CORPORATE BY-LAWS				Management	For	None
L2		APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
1	PRESENTATION AND, IN ITS CASE,
APPROVAL OF THE REPORTS REFERRED TO
IN ARTICLE 28, PARAGRAPH IV OF THE
SECURITIES MARKET LAW, INCLUDING THE
FINANCIAL STATEMENTS FOR THE YEAR
ENDED ON DECEMBER 31, 2011 AND
RESOLUTIONS REGARDING THE ACTIONS
TAKEN BY THE BOARD OF DIRECTORS, THE
COMMITTEES AND THE CHIEF EXECUTIVE
OFFICER OF THE COMPANY				Management	For	None
2		PRESENTATION OF THE REPORT REGARDING CERTAIN FISCAL OBLIGATIONS OF THE COMPANY, PURSUANT TO THE APPLICABLE LEGISLATION		Management	For	None
3		RESOLUTION REGARDING THE ALLOCATION OF FINAL RESULTS FOR THE YEAR ENDED ON DECEMBER 31, 2011		Management	For	None
4	RESOLUTION REGARDING (I) THE AMOUNT
THAT MAY BE ALLOCATED TO THE
REPURCHASE OF SHARES OF THE
COMPANY PURSUANT TO ARTICLE 56,
PARAGRAPH IV OF THE SECURITIES
MARKET LAW; AND (II) THE PRESENTATION
OF THE REPORT ON THE POLICIES AND
RESOLUTIONS ADOPTED BY THE BOARD OF
DIRECTORS OF THE COMPANY, REGARDING
THE ACQUISITION AND SALE OF SUCH
SHARES				Management	For	None
5		APPOINTMENT AND/OR RATIFICATION, AS THE CASE MAY BE, OF THE MEMBERS THAT SHALL FORM THE BOARD OF DIRECTORS, THE SECRETARY AND OFFICERS OF THE COMPANY		Management	For	None
6		APPOINTMENT AND/OR RATIFICATION, AS THE CASE MAY BE, OF THE MEMBERS THAT SHALL FORM THE EXECUTIVE COMMITTEE		Management	For	None
7		APPOINTMENT AND/OR RATIFICATION, AS THE CASE MAY BE, OF THE CHAIRMAN OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE		Management	For	None
8		COMPENSATION TO THE MEMBERS OF THE BOARD OF DIRECTORS, OF THE EXECUTIVE COMMITTEE, OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE, AS WELL AS TO THE SECRETARY		Management	For	None
9		APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
D1	APPOINTMENT AND/OR RATIFICATION, AS
THE CASE MAY BE, OF THE MEMBERS OF
THE BOARD OF DIRECTORS TO BE
APPOINTED AT THIS MEETING PURSUANT
TO ARTICLES TWENTY SIXTH, TWENTY
SEVENTH AND OTHER APPLICABLE
ARTICLES OF THE CORPORATE BY-LAWS				Management	For	None
D2		APPOINTMENT OF DELEGATES TO CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
AB1		RESOLUTION REGARDING THE CANCELLATION OF SHARES AND THE CONSEQUENT REDUCTION OF THE CAPITAL STOCK AND THE AMENDMENT TO ARTICLE SIXTH OF THE CORPORATE BY-LAWS		Management	For	None
AB2		APPOINTMENT OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS ADOPTED AT THIS MEETING		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	000EGShares Consumer Services GEMS ETF	THE BANK OF NEW YORK MELLON	3,541	21-Apr-2012		21-Apr-2012
MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA
Security		P69913104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Apr-2012
ISIN		BRMULTACNOR5		Agenda		703725018 - Management
Record Date				Holding Recon Date		26-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		23-Apr-2012
SEDOL(s)		B23DZG0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1		To examine, discuss and vote upon the board of directors annual report, the financial statements and independent auditors report relating to fiscal year ending December 31, 2011		Management	For	For
2		Destination of the year end results of 2011 and the distribution of dividends		Management	For	For
3		To elect the members of the board of directors of the company, with a mandate until April 30, 2014		Management	For	For
4		To set the total annual remuneration of the directors of the company for the fiscal year 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	68,452	14-Apr-2012		23-Apr-2012
BR PROPERTIES SA, SAO PAULO
Security		P1909V120		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Apr-2012
ISIN		BRBRPRACNOR9		Agenda		703729220 - Management
Record Date				Holding Recon Date		26-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		24-Apr-2012
SEDOL(s)		B1FLW42		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I		To take knowledge of the directors accounts, to examine, discuss and approve the company's consolidated financial statements regarding the fiscal year ended on December 31, 2011		Management	For	For
II		To approve the distribution of net profits from the 2011 fiscal year and the distribution of dividends		Management	For	For
III		To set the global annual remuneration of the company directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	182,400	17-Apr-2012		24-Apr-2012
GRUPO MEXICO SAB DE CV
Security		P49538112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Apr-2012
ISIN		MXP370841019		Agenda		703729294 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	MEXICO, D.F /	Mexico	Vote Deadline Date		24-Apr-2012
SEDOL(s)		2399502 - 2534154 - 2643674 - B032VC1 - B2Q3MF5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
I	Report from the executive chairperson of the
company for the fiscal year that ran from January
1 to December 31, 2011. Discussion and
approval, if deemed appropriate, of the
consolidated financial statements of the company
and its subsidiaries to December 31, 2011.
Presentation of the opinions and reports referred
to in Article 28, part IV, lines A, C, D and E of the
securities market law, regarding the fiscal year
that ran from January 1 to December 31, 2011.
Resolutions in this regard				Management	For	For
II		Reading of the report regarding the fulfillment of the tax obligations that is referred to in part XX of Article 86 of the income tax law during the 2011 fiscal year		Management	For	For
III		Resolution regarding the allocation of profit from the fiscal year that ended on December 31, 2011		Management	For	For
IV	The report that is referred to in part III of Article
60 of the provisions of a general nature
applicable to the issuers of securities and other
securities market participants, including a report
regarding the allocation of the funds intended for
the acquisition of shares of the company during
the fiscal year that ended on December 31, 2011.
Determination of the maximum amount of funds
to be allocated to the acquisition of shares of the
company during the 2012 fiscal year. Resolutions
in this regard				Management	For	For
V	Resolution regarding the ratification of the acts
done by the board of directors, the executive
chairperson and its committees, during the fiscal
year that ran from January 1 to December 31,
2011. Appointment or reelection, if deemed
appropriate, of the members of the board of
directors of the company and classification of
their independence in accordance with Article 26
of the securities market law. Appointment or
reelection, if deemed appropriate, of the
members of the committees of the board of
directors itself and of their chairpersons				Management	For	For
VI		Proposal regarding the compensation for the members of the board of directors and for the members of the committees of the board of director itself. Resolutions in this regard		Management	For	For
VII		Designation of the delegates who will carry out and formalize the resolutions passed by this general meeting. Resolutions in this regard		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	27,067	17-Apr-2012		24-Apr-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	237,661	17-Apr-2012		24-Apr-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	37,931	17-Apr-2012		24-Apr-2012
BR PROPERTIES SA, SAO PAULO
Security		P1909V120		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Apr-2012
ISIN		BRBRPRACNOR9		Agenda		703729737 - Management
Record Date				Holding Recon Date		26-Apr-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		24-Apr-2012
SEDOL(s)		B1FLW42		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	Ratification, in accordance with the terms of
paragraph 1 of article 256 of law 6,404.76, of the
transaction for the acquisition, by the company,
of 100 percent of the share capital of Ventura
Brasil Empreendimentos Imobiliarios Ltda, a
limited business company with its head office in
the city of Sao Paulo, State of Sao Paulo, at
Avenida Paulista 2300, Pilotis floor, with
Corporate Taxpayer Id Number, CNPJ
09.295.325.0001.13, from here onwards the
acquisition, in accordance with that which was
disclosed by the company in a notice of material
fact on April 5, 2012				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	182,400	18-Apr-2012		24-Apr-2012
MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA
Security		P69913104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		30-Apr-2012
ISIN		BRMULTACNOR5		Agenda		703730730 - Management
Record Date				Holding Recon Date		26-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		23-Apr-2012
SEDOL(s)		B23DZG0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	To amend the corporate bylaws of the company,
for the purpose of adapting them to the new
provisions of the level 2 corporate governance
listing regulations of the BM and Fbovespa, as
amended in may 2011, as well as to the
recommendations of the BM and Fbovespa and
to the interests of the company, through i. The
amendment of the wording of article 2, of article 9
and its paragraph 1, article 11, of article 14 and
its paragraphs 3 and 4, of article 15 and its
paragraph 2, of article 18, of line v of article 22, of
lines b and c of the sole paragraph of article 30,
of article 33, of paragraph 2 of article 36, of
article 42, of article 43, of article 44, of article 45,
of article 46, of article 47 and paragraph 1, of
article 48 and the sole paragraph, of article 50
and its paragraphs 1, 2, 4, 6, 11, of article 51, as
well CONTD				Management	For	For
CONT	CONTD as in regard to renumbering the articles,
where necessary, ii. The-inclusion of a sole
paragraph in article 1, of a sole paragraph in
article 6,-of a line y in article 22, of a sole
paragraph in article 43, of a sole-paragraph in
article 46, of article 49 and its paragraphs 1, 2, 3
and 4, of-paragraph 3 of article 53, iii. The
exclusion of paragraph 13 from article-50, and iv.
adjustments to the wording of the other bylaws
provisions				Non-Voting
2		To restate the corporate bylaws of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	68,452	18-Apr-2012		23-Apr-2012
OI SA, BRASILIA
Security		P73531116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Apr-2012
ISIN		BROIBRACNPR8		Agenda		703734877 - Management
Record Date				Holding Recon Date		26-Apr-2012
City /	Country	RIO DE JANEIRO /	Brazil	Vote Deadline Date		23-Apr-2012
SEDOL(s)		B7XL5Q9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON-THIS ITEM IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED-IN FAVOR
OR AGAINST OF THE DEFAULT COMPANY'S
CANDIDATE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM III ONLY. THANK-YOU		Non-Voting
I	To receive the administrators accounts, to
examine, discuss and vote on the-administrations
report, the financial statements and the
accounting-statements accompanied by the
independent auditors report regarding the-fiscal
year ending on December 31, 2011				Non-Voting
II		To decide on the allocation of the net profit of the fiscal year ended on-December 31, 2011 and on the distribution of dividends		Non-Voting
III		Election of the members of the finance committee and their respective substitutes		Management	For	For
IV		To set the global remuneration of the members of the finance committee and-managers of the company		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	483,300	19-Apr-2012		23-Apr-2012
BAJAJ HINDUSTHAN LTD
Security		Y0547C130		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		03-May-2012
ISIN		INE306A01021		Agenda		703698994 - Management
Record Date		23-Mar-2012		Holding Recon Date		23-Mar-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		25-Apr-2012
SEDOL(s)		B00YYR6 - B05PT46		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Special Resolution under Sections 16 and 17 of the Companies Act, 1956 for alteration of object clause of the Memorandum of Association of the Company		Management	For	For
2		Special Resolution under Section 372A of the Companies Act, 1956 to Invest/acquire in shares/securities, to make loan and to give any guarantee/security to subsidiary/associate company(ies)		Management	For	For
3		Special Resolution under Section 372Aof the Companies Act, 1956 for confirmation of the resolution passed at the meeting of Board of Directors for Corporate Guarantee given to subsidiary company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	617,620	04-Apr-2012		25-Apr-2012
ABSA GROUP LTD
Security		S0269J708		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		03-May-2012
ISIN		ZAE000067237		Agenda		703707591 - Management
Record Date		16-Apr-2012		Holding Recon Date		16-Apr-2012
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		24-Apr-2012
SEDOL(s)		B0DR0K7 - B0DT3T3 - B0F0DW7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider the company financial statements		Management	For	For
2		To reappoint the Company's auditors: PricewaterhouseCoopers Inc. (with Mr John Bennett as designated auditor) and Ernst & Young Inc. (with Mr Emilio Pera as designated auditor)		Management	For	For
3		Re election of G Griffin		Management	For	For
4		Re-election of S A Fakie		Management	For	For
5		Re election of M J Husain		Management	For	For
6		Re election of D WP Hodnett		Management	For	For
7		Re-election of E C Mondiane, JR		Management	For	For
8		Re election of S G Pretorius		Management	For	For
9		Re election of B J Willemse		Management	For	For
10		To confirm the appointment of a new director appointed after the last AGM: I R Ritossa		Management	For	For
11		To confirm the appointment of a new director appointed after the last AGM: P B Matlare		Management	For	For
12		Resolution regarding the placing of unissued shares under the control of the directors		Management	For	For
13		Non binding advisory endorsement on the Company's remuneration policy		Management	For	For
14		Special resolution to approve the Absa Long Term Incentive Plan		Management	For	For
15		Special resolution to sanction the proposed remuneration of the non-executive directors, payable from 1 may 2012		Management	For	For
16		Special resolution on financial assistance - Section 44		Management	For	For
17		Special resolution on financial assistance - Section 45		Management	For	For
18		Special resolution regarding the authority for a general repurchase of ordinary shares of the Company		Management	For	For
19		Special resolution regarding the adoption of a new Memorandum of Incorporation		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	3,156	07-Apr-2012		24-Apr-2012
ALUMINUM CORPORATION OF CHINA LTD, BEIJING
Security		Y0094N109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		04-May-2012
ISIN		CNE1000001T8		Agenda		703665438 - Management
Record Date		03-Apr-2012		Holding Recon Date		03-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		24-Apr-2012
SEDOL(s)		6425395 - B05PCN6 - B06KK36 - B16MTQ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0319/LTN20120319390.pdf		Non-Voting
1.1	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Type of shares and nominal value: the
domestic listed RMB denominated ordinary
shares (A Shares), with a nominal value of
RMB1.00 each				Management	For	For
1.2	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Method of issue: Non-public issuance.
The Company will, within 6 months from
obtaining the approval of CSRC, issue the A
Shares to no more than ten specific target
subscribers at the appropriate time				Management	For	For
1.3	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Target subscribers: securities
investment fund management companies,
securities companies, insurance institutional
investors, trust investment companies, finance
companies and Qualified Foreign Institutional
Investors who are qualified legal persons, natural
persons, or other legally qualified investors, who
shall be independent to the Company, its
connected persons (as defined in the Hong Kong
Listing Rules) and their respective associates (as
defined in the Hong Kong Listing Rules). The
Company will determine the target subscribers
after obtaining the relevant approval and in
accordance with the "Implementation Details of
Non-Public Issuance of Shares by Public
Companies" through bidding				Management	For	For
1.4	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Lock-up period: The A Shares
subscribed by the target subscribers are not
transferable for a period of 12 months from the
date of completion of the A Share Issue				Management	For	For
1.5		To consider and approve the following in relation to the plan for the A Share Issue by the Company: Subscription method: All target subscribers will subscribe for the A Shares in cash		Management	For	For
1.6	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Number of A Shares: Not more than
1.25 billion A Shares. The number of shares to
be issued will be adjusted correspondingly
according to the proportion of changes in the total
share capital in case of ex-rights or ex-dividend
such as distribution of dividend, bonus issue,
transfer to share capital, new issue or placing by
the Company during the period from the pricing
base date to the date of issue of the A Shares.
The Board proposed that the Board be
authorized at the EGM to determine the number
of shares to be issued, having regard to the
actual circumstances and after consultation with
the leading underwriter of the A Share Issue				Management	For	For
1.7	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Pricing base date and price of the
issue: The pricing base date of the A Share Issue
is the date of announcement of the resolutions of
the 23rd meeting of the 4th session of the Board
(i.e. 9 March 2012). The issue price per A Share
will not be less than 90% of the average trading
price of the A Shares in the 20 trading days
immediately preceding the pricing base date (the
average trading price of the A Shares in the 20
trading days immediately preceding the pricing
base date = the total amount of A Shares traded
in the 20 trading days immediately preceding the
pricing base date of the A Shares/the total
volume of A Shares traded in the 20 trading days
immediately preceding the pricing base date of
the A Shares). CONTD				Management	For	For
CONT	CONTD The exact issue price will be determined
by the Board after obtaining-the approval of the
CSRC, in accordance with the authority granted
at the EGM-and in compliance with the
"Implementation Details of Non-Public Issuance
of-Shares by Public Companies", based on the
bidding results and after-consultation with the
leading underwriter. The issue price of the A
Share-Issue will be adjusted correspondingly in
case of ex-rights or ex-dividend-such as
distribution of dividends, bonus issue, transfer to
share capital or-placing during the period from
the pricing base date of the A Share Issue to-the
A Share issue date				Non-Voting
1.8	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Place of listing: After the expiration of
the lock-up period, the A Shares issued pursuant
to the A Share Issue will be listed and traded on
the Shanghai Stock Exchange				Management	For	For
1.9	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Use of proceeds: The proceeds raised
will not exceed RMB8.0 billion. After deduction of
the relevant expenses, the net proceeds will be
used in Chalco Xing Xian alumina project, Chalco
Zhongzhou Ore-dressing Bayer Process
expansion construction project; and to
supplement working capital, details of the project
investments are as specified. If the actual				Management	For	For	None
proceeds raised in the A Share Issue are less
than the amount proposed above, the Company
will make up the shortfall by other means; if the
time at which the proceeds are raised does not
match the implementation schedule of the
projects, the Company may utilize other funds for
the implementation of the projects and swap such
funds with the proceeds raised when they are
available
1.10	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Arrangements with regard t o the
undistributed cumulated profits: The new
Shareholders after completion of the A Share
Issue and the existing Shareholders will share
the undistributed profits cumulated prior to the A
Share Issue				Management	For	For
1.11	To consider and approve the following in relation
to the plan for the A Share Issue by the
Company: Period of validity of the authorization
given by the resolutions: 12 months from the date
of the resolutions of the A Shares Issue passed
at the respective EGM, A Shareholders Class
Meeting and H Shareholders Class Meeting				Management	For	For
2		To consider and approve "Detailed Plan for the Non-Public Issuance of A Shares by the Company", a copy of which is set out in Appendix I of the Circular; and		Management	For	For
3	To consider and approve the following
authorizations to the Board in connection with the
A Share Issue: That: the Board and the persons
authorized by the Board be authorized to deal
with specific matters relating to the Non-Public
Issuance of A Shares pursuant to the A Share
Issue, including: (1) to formulate and implement
the specific proposal for the A Share Issue, to
determine the number of shares to be issued, the
issue price, the target subscribers, the time for
the issue, the commencement and the end of the
issue period and all other matters relating to the
A Share Issue; (2) to revise the above approvals
for the purpose of complying with relevant laws
and regulations and or the requirements of the
relevant securities regulatory authorities (and the
amendments thereto) or accommodating
changes in market conditions CONTD				Management	For	For
CONT	CONTD (except those matters which are required
to be approved afresh at a-general meeting
pursuant to the relevant laws and regulations and
the-Articles), and to adjust the projects for which
proceeds are to be utilized-before the A Share
Issue, taking into account factors such as the
approval of-the projects by the relevant
authorities, the change in relevant market-
conditions and the change in the conditions for
implementing the projects for-which the proceeds
are to be utilized; (3) to sign any document
relating to-the A Share Issue and to complete the				Non-Voting			None
procedures for all necessary or-appropriate
applications, submissions, registrations and
filings in relation-to the A Share Issue; (4) to
execute, amend, supplement, deliver, submit
and-implement all agreements and application
documents in relation to the A Share-Issue
CONTD
CONT	CONTD application and approval process and to
handle relevant application and-reporting
procedures relating to the A Share Issue; (5) to
amend the Articles-and handle the relevant trade
and industry amendment registration upon-
completion of the A Share Issue, and all other
matters in relation to the A-Share Issue; (6) to
adjust or reduce the proposed amount of
proceeds to be-applied in any one or more
projects in the event that the actual amount of-the
net proceeds raised is less than the total
proposed amount of proceeds to-be applied, and
to apply the unused proceeds to supplement the
Company's-working capital in the event that the
actual amount of capital applied to the-projects is
less than the actual amount of net proceeds
raised; (7) to handle-matters relating to the listing
on the Shanghai Stock Exchange of the A
CONTD				Non-Voting
CONT	CONTD Shares issued pursuant to the A Share
Issue upon completion of the A-Share Issue; (8)
to deal with, in its absolute discretion, all other
matters-relating to the A Share Issue; and (9)
The authorizations in items (5) to (7)-above will
be valid from the date of approval of the A Share
Issue at the EGM-and Class Meetings and will
continue to be valid while the matters relating-
thereto subsist, and the authorizations under the
other items above will be-valid for 12 months
following the date of approval of the A Share
Issue at-the EGM and Class Meetings				Non-Voting
4		To consider and approve the compliance of the conditions for non-public issuance of A Shares by the Company		Management	For	For
5		To consider and approve the "The Report of Use of Proceeds from the Last Fund Raising Exercise and Independent Assurance Report"		Management	For	For
6	To consider and approve the "Feasibility Analysis
Report on the Use of Proceeds to be Raised by
the Non-Public Issuance of A Shares of the
Company", a copy of which is set out in Appendix
II to the Circular				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	385,564	20-Mar-2012		25-Apr-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	940,100	20-Mar-2012		25-Apr-2012
ALUMINUM CORPORATION OF CHINA LTD, BEIJING
Security		Y0094N109		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		04-May-2012
ISIN		CNE1000001T8		Agenda		703667088 - Management
Record Date		03-Apr-2012		Holding Recon Date		03-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		24-Apr-2012
SEDOL(s)		6425395 - B05PCN6 - B06KK36 - B16MTQ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK :- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0319/LTN20120319409.pdf		Non-Voting
1.1	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Type of
shares and nominal value: the domestic listed
RMB denominated ordinary shares (A Shares),
with a nominal value of RMB1.00 each				Management	For	For
1.2	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Method of
issue: Non-public issuance. The Company will,
within 6 months from obtaining the approval of
CSRC, issue the A Shares to no more than ten
specific target subscribers at the appropriate time				Management	For	For
1.3	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Target
subscribers: securities investment fund
management companies, securities companies,
insurance institutional investors, trust investment
companies, finance companies and Qualified
Foreign Institutional Investors who are qualified
legal persons, natural persons, or other legally
qualified investors, who shall be independent to
the Company, its connected persons (as defined
in the Hong Kong Listing Rules) and their
respective associates (as defined in the Hong
Kong Listing Rules). The Company will determine
the target subscribers after obtaining the relevant
approval and in accordance with the
"Implementation Details of Non-Public Issuance
of Shares by Public Companies" through bidding				Management	For	For
1.4	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Lock-up
period: The A Shares subscribed by the target
subscribers are not transferable for a period of 12
months from the date of completion of the A
Share Issue				Management	For	For
1.5	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company:
Subscription Method: All target subscribers will
subscribe for the A Shares in cash				Management	For	For
1.6	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Number
of A Shares: Not more than 1.25 billion A Shares.
The number of shares to be issued will be
adjusted correspondingly according to the
proportion of changes in the total share capital in
case of ex-rights or ex-dividend such as
distribution of dividend, bonus issue, transfer to
share capital, new issue or placing by the
Company during the period from the pricing base
date to the date of issue of the A Shares. The
Board proposed that the Board be authorized at
the EGM to determine the number of shares to
be issued, having regard to the actual
circumstances and after consultation with the
leading underwriter of the A Share Issue				Management	For	For
1.7	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Pricing
base date and price of the issue: The pricing
base date of the A Share Issue is the date of
announcement of the resolutions of the 23rd
meeting of the 4th session of the Board (i.e. 9
March 2012). The issue price per A Share will not
be less than 90% of the average trading price of
the A Shares in the 20 trading days immediately
preceding the pricing base date (the average
trading price of the A Shares in the 20 trading
days immediately preceding the pricing base date
= the total amount of A Shares traded in the 20
trading days immediately preceding the pricing
base date of the A Shares/the total volume of A
Shares traded in the 20 trading days immediately
preceding the pricing base date of the A Shares).
The exact issue price will be determined by the
Board after obtaining the approval of the CSRC,
in accordance with the authority granted at the
EGM and in compliance with the "Implementation
Details of Non-Public Issuance of Shares by
Public Companies", based on the bidding results
and after consultation with the leading
underwriter. The issue price of the A Share Issue
will be adjusted correspondingly in case of ex-
rights or ex-dividend such as distribution of
dividends, bonus issue, transfer to share capital
or placing during the period from the pricing base
date of the A Share Issue to the A Share issue
date				Management	For	For
1.8	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Place of
listing: After the expiration of the lock-up period,
the A Shares issued pursuant to the A Share
Issue will be listed and traded on the Shanghai
Stock Exchange				Management	For	For
1.9	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Use of
proceeds: The proceeds raised will not exceed
RMB8.0 billion. After deduction of the relevant
expenses, the net proceeds will be used in
Chalco Xing Xian alumina project, Chalco
Zhongzhou Ore-dressing Bayer Process				Management	For	For	None
expansion construction project; and to
supplement working capital, details of the project
investments are as specified. If the actual
proceeds raised in the A Share Issue are less
than the amount proposed above, the Company
will make up the shortfall by other means; if the
time at which the proceeds are raised does not
match the implementation schedule of the
projects, the Company may utilize other funds for
the implementation of the projects and swap such
funds with the proceeds raised when they are
available
1.10	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company:
Arrangements with regard t o the undistributed
cumulated profits: The new Shareholders after
completion of the A Share Issue and the existing
Shareholders will share the undistributed profits
cumulated prior to the A Share Issue				Management	For	For
1.11	To consider and approve the following, by way of
separate special resolution, in relation to the plan
for the A Share Issue by the Company: Period of
validity of the authorization given by the
resolutions: 12 months from the date of the
resolutions of the A Shares Issue passed at the
respective EGM, A Shareholders Class Meeting
and H Shareholders Class Meeting				Management	For	For
2		To consider and approve "Detailed Plan for the Non-Public Issuance of A Shares by the Company", a copy of which is set out in Appendix I of the Circular		Management	For	For
3	To consider and approve the following
authorizations to the Board in connection with the
A Share Issue: THAT: the Board and the persons
authorized by the Board be authorized to deal
with specific matters relating to the Non-Public
Issuance of A Shares pursuant to the A Share
Issue, including: (1) to formulate and implement
the specific proposal for the A Share Issue, to
determine the number of shares to be issued, the
issue price, the target subscribers, the time for
the issue, the commencement and the end of the
issue period and all other matters relating to the
A Share Issue; (2) to revise the above approvals
for the purpose of complying with relevant laws
and regulations and or the requirements of the
relevant securities regulatory authorities (and the
amendments thereto) or accommodating
changes in market conditions (except those
matters which are required to be approved afresh
at a general meeting pursuant to the relevant
laws and regulations and the Articles), and to
adjust the projects for which proceeds are to be
utilized before the A Share Issue, taking into
account factors such as the approval of the
projects by the relevant authorities, the change in
relevant market conditions and the change in the
conditions for implementing the projects for which
the proceeds are to be utilized; (3) to sign any
document relating to the A Share Issue and to
complete the procedures for all necessary or
appropriate applications, submissions,
registrations and filings in relation to the A Share				Management	For	For	None
Issue; (4) to execute, amend, supplement,
deliver, submit and implement all agreements
and application documents in relation to the A
Share Issue application and approval process
and to handle relevant application and reporting
procedures relating to the A Share Issue; (5) to
amend the Articles and handle the relevant trade
and industry amendment registration upon
completion of the A Share Issue, and all other
matters in relation to the A Share Issue; (6) to
adjust or reduce the proposed amount of
proceeds to be applied in any one or more
projects in the event that the actual amount of the
net proceeds raised is less than the total
proposed amount of proceeds to be applied, and
to apply the unused proceeds to supplement the
Company's working capital in the event that the
actual amount of capital applied to the projects is
less than the actual amount of net proceeds
raised; (7) to handle matters relating to the listing
on the Shanghai Stock Exchange of the A Shares
issued pursuant to the A Share Issue upon
completion of the A Share Issue; (8) to deal with,
in its absolute discretion, all other matters relating
to the A Share Issue; and (9) The authorizations
in items (5) to (7) above will be valid from the
date of approval of the A Share Issue at the EGM
and Class Meetings and will continue to be valid
while the matters relating thereto subsist, and the
authorizations under the other items above will
be valid for 12 months following the date of
approval of the A Share Issue at the EGM and
Class Meetings
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	385,564	21-Mar-2012		25-Apr-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	940,100	21-Mar-2012		25-Apr-2012
KUMBA IRON ORE LTD
Security		S4341C103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		04-May-2012
ISIN		ZAE000085346		Agenda		703707539 - Management
Record Date		26-Apr-2012		Holding Recon Date		26-Apr-2012
City /	Country	CENTURION /	South Africa	Vote Deadline Date		25-Apr-2012
SEDOL(s)		B1G4262 - B1HP2G4 - B1R0CH0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.O.1		To consider the annual financial statements for the year ended 20111231		Management	For	For
2.O.2		To reappoint Deloitte and Touche as independent auditors and G Krog as the individual designated auditor		Management	For	For
3O3.1		To re-elect GS Gouws as directors of the company		Management	For	For
4O3.2		To re-elect DM Weston as directors of the company		Management	For	For
5O3.3		To re-elect LM Nyhonyha as directors of the company		Management	For	For
6O4.1		To elect ZBM Bassa as members of the Audit committee		Management	For	For
7O4.2		To elect AJ Morgan as members of the Audit committee		Management	For	For
8O4.3		To elect DD Mokgatle as members of the Audit committee		Management	For	For
9O4.4		To elect LM Nyhonyha as members of the Audit committee		Management	For	For
10.O5		Approval of remuneration policy		Management	For	For
11.O6		Authority to control 5 percent of unissued shares		Management	For	For
12.O7		General authority to issue shares for cash		Management	For	For
13.S1		Remuneration of directors		Management	For	For
14.S2		Approval to the granting of financial assistance in terms of Sections 44 and 45 of the Companies Act No. 71 of 2008, as amended		Management	For	For
15.S3		General authority to repurchase shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	6,089	07-Apr-2012		25-Apr-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	947	07-Apr-2012		25-Apr-2012
ALUMINUM CORPORATION OF CHINA LIMITED
Security		022276109		Meeting Type		Special
Ticker Symbol		ACH		Meeting Date		04-May-2012
ISIN		US0222761092		Agenda		933612106 - Management
Record Date		02-Apr-2012		Holding Recon Date		02-Apr-2012
City /	Country	/	United States	Vote Deadline Date		20-Apr-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1A		RESOLUTION		Management	For	None
1B		RESOLUTION		Management	For	None
1C		RESOLUTION		Management	For	None
1D		RESOLUTION		Management	For	None
1E		RESOLUTION		Management	For	None
1F		RESOLUTION		Management	For	None
1G		RESOLUTION		Management	For	None
1H		RESOLUTION		Management	For	None
1I		RESOLUTION		Management	For	None
1J		RESOLUTION		Management	For	None
1K		RESOLUTION		Management	For	None
2		RESOLUTION		Management	For	None
3		RESOLUTION		Management	For	None
4		RESOLUTION		Management	For	None
5		RESOLUTION		Management	For	None
6		RESOLUTION		Management	For	None
H1A		RESOLUTION		Management	For	None
H1B		RESOLUTION		Management	For	None
H1C		RESOLUTION		Management	For	None
H1D		RESOLUTION		Management	For	None
H1E		RESOLUTION		Management	For	None
H1F		RESOLUTION		Management	For	None
H1G		RESOLUTION		Management	For	None
H1H		RESOLUTION		Management	For	None
H1I		RESOLUTION		Management	For	None
H1J		RESOLUTION		Management	For	None
H1K		RESOLUTION		Management	For	None
S1		RESOLUTION		Management	For	None
S2		RESOLUTION		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	1,713	20-Apr-2012		20-Apr-2012
ALOK INDUSTRIES LTD
Security		Y0090S110		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		05-May-2012
ISIN		INE270A01011		Agenda		703734360 - Management
Record Date		02-Apr-2012		Holding Recon Date		02-Apr-2012
City /	Country	SILVASSA /	India	Vote Deadline Date		27-Apr-2012
SEDOL(s)		6143040 - B01YV30		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Increase in Authorised Share Capital of the Company from Rs.1000 crore to Rs.1500 crore and consequent alteration in Clause 5 of the Memorandum of Association of the Company		Management	For	For
2		Alteration in Article 3 of the Articles of Association of the Company consequent to increase in Authorised Share Capital of the Company		Management	For	For
3		Issue of Equity shares of the Company and/or other securities through QIPs/ADRs/GDRs/FCCBs/ and or any other securities compulsorily convertible into equity shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	516,076	19-Apr-2012		27-Apr-2012
GREAT WALL MOTOR CO LTD
Security		Y2882P106		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		07-May-2012
ISIN		CNE100000338		Agenda		703673637 - Management
Record Date		05-Apr-2012		Holding Recon Date		05-Apr-2012
City /	Country	HEBEI PROVINCE /	China	Vote Deadline Date		25-Apr-2012
SEDOL(s)		6718255 - B01XL04 - B1BJQS2 - B4MLS82		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTION "1". THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0322/LTN20120322816.pdf		Non-Voting
1	"That the board of directors of the Company (the
"Board") be and is hereby authorised to
repurchase H shares of the Company subject to
the following conditions: (a) subject to paragraph
(b) and (c) below, the exercise by the Board
during the Relevant Period (as defined in
paragraph (d) below) of all the powers of the
Company to purchase H shares of RMB1 each of
the Company in issue and listed on The Stock
Exchange of Hong Kong Limited (the "Stock
Exchange"), subject to and in accordance with all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory
body of securities in the People's Republic of
China (the "PRC"), the Stock Exchange, the
Shanghai Stock Exchange or any other
governmental or regulatory body be and is
hereby approved; (b) the aggregate nominal
amount of H shares of the CONTD				Management	For	For
CONT	CONTD Company authorised to be purchased
pursuant to the approval in-paragraph (a) above
during the Relevant Period shall not exceed 10%
of the-number of H shares in issue of the
Company as at the date of the passing of-this
resolution and the passing of the relevant
resolutions at the annual-general meeting for
holders of shares of the Company and the class
meeting-for holders of A shares of the Company
(the "A Shareholders' Class Meeting");-and (c)
the approval in paragraph (a) above shall be
conditional upon: the-passing of a special
resolution in the same terms as the resolution set
out-in this paragraph (except for this
subparagraph (c) at the annual general-meeting
for holders of the shares of the Company to be
held on Monday, 7 May-2012 (or on such
adjourned date as may be applicable); and the A-
Shareholders' CONTD				Non-Voting
CONT	CONTD Class Meeting to be held on Monday, 7
May 2012 (or on such adjourned-date as may be
applicable); (d) for the purpose of this special
resolution,-"Relevant Period" means the period
from the passing of this special-resolution until
whichever is the earlier of: (i) the conclusion of
the next-annual general meeting of the Company
following the passing of this-resolution; (ii) the
expiration of a period of twelve months following
the-passing of this special resolution at the
annual general meeting for holders-of shares of
the Company, the A Shareholders' Class Meeting
and the H-shareholders' class meeting; or (iii) the
date on which the authority-conferred by this
special resolution is revoked or varied by a
special-resolution of shareholders at a general
meeting, or by a special resolution-of
shareholders at a class CONTD				Non-Voting
CONT	CONTD meeting of A shareholders or a class
meeting of H shareholders of the-Company; (e)
subject to the approval of all relevant government
authorities-in the PRC for the repurchase of such
H shares of the Company being granted,-the
Board be and is hereby authorised to: (i) execute
all such documents and-do all such acts and
things and to sign all documents and to take any
steps-as they consider desirable, necessary or
expedient in connection with and to-give effect to
the repurchase of H shares contemplated under
paragraph (a)-above in accordance with the
applicable laws, rules and regulations; and (ii)-
make amendments to the Articles of Association
of the Company as deemed-appropriate by the
Board so as to reduce the registered capital of
the-Company and reflect the new capital
structure of the Company and to make-CONTD				Non-Voting
CONT		CONTD related statutory registration and filing procedures		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	12,500	24-Mar-2012		26-Apr-2012
GREAT WALL MOTOR CO LTD
Security		Y2882P106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		07-May-2012
ISIN		CNE100000338		Agenda		703674956 - Management
Record Date		05-Apr-2012		Holding Recon Date		05-Apr-2012
City /	Country	HEBEI PROVINCE /	China	Vote Deadline Date		25-Apr-2012
SEDOL(s)		6718255 - B01XL04 - B1BJQS2 - B4MLS82		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0322/LTN20120322822.pdf		Non-Voting
1		That the audited financial statements of the Company for the year ended 31 December 2011 be approved		Management	For	For
2	That a final dividend of RMB0.3 per share (H
shares and A shares of the Company) for the
year ended 31 December 2011 to those
shareholders of the Company who are registered
on the register of members of the Company as at
the close of business on Thursday, 10 May 2012
be approved				Management	For	For
3		That the annual report of the Company for the year ended 31 December 2011 be approved		Management	For	For
4		That the Board of Directors 2011 Report be adopted		Management	For	For
5		That the Independent Non-executive Directors 2011 Report be Adopted		Management	For	For
6		That the Board of Supervisory Committee 2011 Report be adopted		Management	For	For
7	That the re-appointment of Deloitte Touche
Tohmatsu Certifi ed Public Accountants Ltd. as
the Company's PRC auditors for the year ending
31 December 2012 be and is hereby approved,
that the term of its engagement shall commence
from the date on which this resolution is passed
until the date of the next annual general meeting
and the Board of Directors be and is authorised
to fi x its remuneration				Management	For	For
8		That the proposed grant of a general mandate to the Board to allot, issue and deal with additional shares in the capital be approved		Management	For	For
9	That the board of directors of the Company (the
"Board") be and is hereby authorised to
repurchase H shares of the Company subject to
the following conditions: (a) subject to paragraph
(b) and (c) below, the exercise by the Board
during the Relevant Period (as defi ned in
paragraph (d) below) of all the powers of the
Company to purchase H shares of RMB1 each of
the Company in issue and listed on The Stock
Exchange of Hong Kong Limited (the "Stock				Management	For	For	None
Exchange"), subject to and in accordance with all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory
body of securities in the People's Republic of
China (the "PRC"), the Stock Exchange, the
Shanghai Stock Exchange or any other
governmental or regulatory body be and is
hereby approved; (b) the aggregate nominal
amount of H shares of the CONTD
CONT	CONTD Company authorised to be purchased
pursuant to the approval in-paragraph (a) above
during the Relevant Period shall not exceed 10%
of the-number of H shares in issue of the
Company as at the date of the passing of-this
resolution and the passing of the relevant
resolutions at the class-meetings of shareholders
of the Company; and (c) the approval in
paragraph-(a) above shall be conditional upon:
the passing of a special resolution in-the same
terms as the resolution set out in this paragraph
(except for this-subparagraph (c) at the class
meeting for holders of A shares of the Company-
to be held on Monday, 7 May 2012 (or on such
adjourned date as may be-applicable); and the
class meeting for holders of H shares of the
Company to-be held on Monday, 7 May 2012 (or
on such adjourned date as may be-applicable);
(d) for CONTD				Non-Voting
CONT	CONTD the purpose of this special resolution,
"Relevant Period" means the-period from the
passing of this special resolution until whichever
is the-earlier of: (i) the conclusion of the next
annual general meeting of the-Company
following the passing of this resolution; (ii) the
expiration of a-period of twelve months following
the passing of this special resolution at-the AGM,
the class meeting for holders of A shares of the
Company and the-class meeting for holders of H
shares of the Company; or (iii) the date on-which
the authority conferred by this special resolution
is revoked or varied-by a special resolution of
shareholders at a general meeting, or by a
special-resolution of shareholders at a class
meeting of A shareholders or a class-meeting of
H shareholders of the Company; (e) subject to
the approval of all-CONTD				Non-Voting
CONT	CONTD relevant government authorities in the
PRC for the repurchase of such H-shares of the
Company being granted, the Board be and is
hereby authorised-to: (i) execute all such
documents and do all such acts and things and
to-sign all documents and to take any steps as
they consider desirable,-necessary or expedient
in connection with and to give effect to the-
repurchase of H shares contemplated under
paragraph (a) above in accordance-with the
applicable laws, rules and regulations; and (ii)
make amendments to-the Articles of Association
of the Company as deemed appropriate by the
Board-so as to reduce the registered capital of
the Company and refl ect the new-capital
structure of the Company and to make related
statutory registration-and fi ling procedures				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	12,500	24-Mar-2012		26-Apr-2012
PT BUMI RESOURCES TBK
Security		Y7122M110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		07-May-2012
ISIN		ID1000068703		Agenda		703715803 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	TBD /	Indonesia	Vote Deadline Date		03-May-2012
SEDOL(s)		6043485 - 7791523 - B01Z6C7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval on annual report for book year 2011		Management	For	For
2		Ratification on financial statement for book year 2011		Management	For	For
3		Company's profit allocation for book year 2011		Management	For	For
4		Appointment of public accountant for book year 2012		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING TIME FROM
08:00 A-M TO 10:00 AM. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN TH-IS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU-				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	1,716,090	12-Apr-2012		04-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	278,000	12-Apr-2012		04-May-2012
PT BUMI RESOURCES TBK
Security		Y7122M110		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		07-May-2012
ISIN		ID1000068703		Agenda		703730564 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	TBD /	Indonesia	Vote Deadline Date		03-May-2012
SEDOL(s)		6043485 - 7791523 - B01Z6C7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Approval to pledge the substantial of company's
assets owned directly or indirectly by the
company to its creditors, either the creditors or
the company or the company's subsidiary,
including but unlimited to (i)pawn or pledge of a
part of or the entire shares of subsidiary company
owned directly or indirectly by the company, (ii)
Fiducia on bank bills, insurance claim, inventory,
and escrow account of the company or subsidiary
company, (iii)guarantee or pledge of other liquid
and or fixed assets owned by the company or
subsidiary company to obtain financing or credit
from a third party for the company or subsidiary
company at present time or in the future				Management	For	For
2		Change in the company's board		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	1,716,090	18-Apr-2012		04-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	278,000	18-Apr-2012		04-May-2012
TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE
Security		G87016146		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-May-2012
ISIN		KYG870161463		Agenda		703693742 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		03-May-2012
SEDOL(s)		B02Y690 - B035G92 - B03H2Y5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews /sehk/2012/0330/LTN201203302014-.pdf		Non-Voting
1	To adopt the audited consolidated financial
statements, the reports of the directors (the
"Directors") and the independent auditors of the
Company (the "Auditors"), all for the year ended
31 December 2011				Management	For	For
2		To re-appoint Ernst & Young as the Auditors and to authorise the board of Directors to fix their remuneration		Management	For	For
3	To approve the declaration of a final dividend of
15 HK cents per ordinary share of the Company,
which is paid to the shareholders whose names
appear on the Register of Members of the
Company on 16 May 2012, Wednesday				Management	For	For
4		To elect Mr. Wang Jiyang as executive Director		Management	For	For
5.a		To re-elect Mr. Li Dongsheng as executive Director		Management	For	For
5.b		To re-elect Mr. Guo Aiping as executive Director		Management	For	For
6		To re-elect Mr. Kwok Hoi Sing as an independent non-executive Director until the conclusion of the annual general meeting of the Company of 2015		Management	For	For
7		To authorize the board of Directors to fix the Directors' remuneration		Management	For	For
8	To grant the general mandate to the Directors to
issue or otherwise deal with unissued shares of
the Company (the "General Mandate") as set out
in item 8 of the Notice of Annual General Meeting
dated 30 March 2012				Management	For	For
9		To grant the repurchase mandate to the Directors to repurchase shares of the Company (the "Repurchase Mandate") as set out in item 9 of the Notice of Annual General Meeting dated 30 March 2012		Management	For	For
10	To approve the addition to the General Mandate
of the number of Shares repurchased by the
Company under the Repurchase Mandate as set
out in item 10 of the Notice of Annual General
Meeting dated 30 March 2012				Management	For	For
11		To adopt the new articles of association (the "Article") of the Company as set out in item 11 of the Notice of Annual General Meeting dated 30 March 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	49,000	03-Apr-2012		04-May-2012
RANBAXY LABORATORIES LTD
Security		Y7187Y165		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-May-2012
ISIN		INE015A01028		Agenda		703718556 - Management
Record Date				Holding Recon Date		04-May-2012
City /	Country	MOHALI /	India	Vote Deadline Date		25-Apr-2012
SEDOL(s)		B0CMCH4 - B3BJKL7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Profit and Loss Account for the year ended December 31, 2011 and the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon		Management	For	For
2		To appoint a Director in place of Mr. Takashi Shoda who retires by rotation and being eligible offers himself for re-appointment		Management	For	For
3	To appoint Auditors of the Company to hold office
from the conclusion of this Meeting until the
conclusion of the next Annual General Meeting
and to fix their remuneration. M/s. BSR & Co., the
retiring Auditors are eligible for re-appointment				Management	For	For
4	Resolved that Mr. Percy K. Shroff who was
appointed as a Director on March 27, 2009 in the
casual vacancy and whose term of office expires
at this Annual General Meeting and in respect of
whom the Company has received a notice from a
member under Section 257 of the Companies
Act, 1956, along with the requisite deposit
proposing his candidature for the Office of
Director, be and is hereby appointed as a
Director of the Company				Management	For	For
5	Resolved that in supersession of the earlier
resolution passed by the members of the
Company in the Annual General Meeting held on
May 29, 2009 and pursuant to the provisions of
Sections 198, 309(4)(a), 310 and all other
applicable provisions, if any, of the Companies
Act, 1956 ("Act") and any rules and regulations
framed thereunder, the Memorandum and
Articles of Association of the Company and
subject to the approval of the Central
Government, each of the Non-Executive
Independent Directors be paid an annual
remuneration of Rs. 10 million and each of the
Non-Executive Non-Independent Directors be
paid an annual remuneration of Rs. 5 million for
each of the financial years 2011, 2012 and 2013.
Resolved further that the Board of Directors be
and is hereby authorised to do all such acts,
deeds and things as may be CONTD				Management	For	For
CONT		CONTD considered necessary or expedient to give effect to this Resolution		Non-Voting
6	Resolved that pursuant to the provisions of
Sections 198, 269, 309, 310 and all other
applicable provisions, if any, of the Companies
Act, 1956 ("Act"), read with Schedule XIII to the
said Act, and the Memorandum and Articles of
Association of the Company and subject to the
applicable regulatory and government approvals
as may be required, consent of the Company be
and is hereby accorded for payment of
remuneration of Rs. 54.78 million made to Mr.
Arun Sawhney, CEO & Managing Director of the
Company, for the financial year ended December
31, 2011, and to waive recovery of remuneration
paid to Mr. Arun Sawhney in excess of the limits
prescribed under the provisions of the Act read
with Schedule XIII to the Act for the financial year
ended December 31, 2011. Resolved further that
the Board of Directors be and is hereby CONTD				Management	For	For
CONT		CONTD authorised to do all such acts, deeds and things as may be considered-necessary or expedient to give effect to this Resolution		Non-Voting
7	Resolved that in supersession of the Resolution
passed at the Annual General Meeting of the
Company held on May 9, 2011 for appointment of
Mr. Arun Sawhney as Managing Director of the
Company and pursuant to the provisions of
Sections 198, 269, 309 and all other applicable
provisions if any, of the Companies Act, 1956
("Act") read with Schedule XIII to the said Act and
the Memorandum and Articles of Association of
the Company, the Company hereby accords its
approval for the re-appointment of Mr. Arun
Sawhney as CEO & Managing Director of the
Company for a period of five years effective
January 1, 2012 subject to the terms and
conditions as specified hereunder. Resolved
Further that subject to the applicable regulatory
and government approvals as may be required,
the Company hereby accords its approval for
payment of CONTD				Management	For	For
CONT	CONTD remuneration to Mr. Arun Sawhney,
CEO & Managing Director for a period-of three
years effective January 1, 2012 on the following
terms and-conditions as specified. Resolved
further that the Board of Directors be and-is
hereby authorised to fix actual remuneration of
Mr. ArunSawhney, and-revise it from time to time
within the aforesaid ceilings. Resolved further-
that subject to superintendence, control and
direction of the Board, Mr. Arun-Sawhney
shallperform such duties and functions as would
be commensurate with-his position as CEO &
Managing Director of the Companyand as may
be delegated-to him by the Board from time to
time. Resolved further that the Board of-Directors
be and is hereby authorised to do all such acts,
deeds and things-asmay be considered
necessary of expedient to give effect to this
Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGS HEALTH CARE MAURITIUS	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	6,465	13-Apr-2012		25-Apr-2012
TELEKOM MALAYSIA BHD
Security		Y8578H118		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-May-2012
ISIN		MYL4863OO006		Agenda		703721868 - Management
Record Date				Holding Recon Date		04-May-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		01-May-2012
SEDOL(s)		5102105 - 6868398 - B2Q8H55		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 31 December 2011 together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare a final single tier dividend of 9.8 sen per share in respect of the financial year ended 31 December 2011		Management	For	For
3	To re-elect the following Director, who were
appointed to the Board during the year and retire
pursuant to Article 98(2) of the Company's
Articles of Association: Davide Giacomo Benello
@ David Benello				Management	For	For
4		To re-elect the following Director, who were appointed to the Board during the year and retire pursuant to Article 98(2) of the Company's Articles of Association: Dato' Mat Noor Nawi		Management	For	For
5		To re-elect the following Director, who retire by rotation pursuant to Article 103 of the Company's Articles of Association: Datuk Dr Halim Shafie		Management	For	For
6		To re-elect the following Director, who retire by rotation pursuant to Article 103 of the Company's Articles of Association: YB Datuk Nur Jazlan Tan Sri Mohamed		Management	For	For
7		To re-elect the following Director, who retire by rotation pursuant to Article 103 of the Company's Articles of Association: Datuk Zalekha Hassan		Management	For	For
8		To approve the payment of Directors' fees of RM1,119,000.00 for the financial year ended 31 December 2011		Management	For	For
9		To re-appoint Messrs PricewaterhouseCoopers having consented to act as Auditors of the Company for the financial year ending 31 December 2012 and to authorise the Directors to fix their remuneration		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	57,100	13-Apr-2012		02-May-2012
DIGI.COM BHD
Security		Y2070F100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-May-2012
ISIN		MYL6947OO005		Agenda		703721921 - Management
Record Date				Holding Recon Date		04-May-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		01-May-2012
SEDOL(s)		6086242 - B02PGM6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and adopt the audited financial statements of the Company for the financial year ended 31 December 2011 and the Directors' and Auditors' Reports thereon		Management	For	For
2		To re-elect Mr. Sigve Brekke as Director of the Company who retires by rotation under Article 98(A) of the Articles of Association of the Company		Management	For	For
3		To re-elect the following Director who retire under Article 98(E) of the Articles of Association of the Company: Mr. Lars Erik Tellmann		Management	For	For
4		To re-elect the following Director who retire under Article 98(E) of the Articles of Association of the Company: Mr. Morten Tengs		Management	For	For
5	To consider and, if thought fit, to pass the
following resolution pursuant to Section 129(6) of
the Companies Act, 1965: That pursuant to
Section 129(6) of the Companies Act, 1965, Tan
Sri Leo Moggie be re-appointed as Director to
hold office until the conclusion of the next Annual
General Meeting of the Company				Management	For	For
6		To approve the Directors' Allowances of RM423.194 for the financial year ended 31 December 2011		Management	For	For
7		To re-appoint Messrs Ernst & Young as Auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
8	Proposed Renewal of Existing Shareholders'
Mandate For Recurrent Related Party
Transactions of a Revenue or Trading Nature
and New Mandate For Additional Recurrent
Related Party Transactions of a Revenue or
Trading Nature to be entered with Telenor ASA
("Telenor") and Persons Connected with Telenor
"That, subject to the provisions of the Main
Market Listing Requirements of Bursa Malaysia
Securities Berhad, approval be and is hereby
given for the Company and its subsidiaries, to
enter into recurrent related party transactions of a
revenue or trading nature with Telenor and
persons connected with Telenor as specified in
Section 2.3 of the Circular to Shareholders dated
13 April 2012 which are necessary for the day-to-
day operations and/or in the ordinary course of
than those generally available to the public and
are not CONTD				Management	For	For
CONT	CONTD detrimental to the minority shareholders
of the Company and that such-approval shall
continue to be in force until: (i) the conclusion of
the next-annual general meeting of the Company
following the general meeting at which-this
Ordinary Resolution shall be passed, at which
time it will lapse, unless-by a resolution passed at
a general meeting, the authority conferred by
this-resolution is renewed; (ii) the expiration of
the period within which the-next annual general
meeting after the date It is required to be held
pursuant-to Section 143(1) of the Companies Act,
1965 (but shall not extend to such-extension as
may be allowed pursuant to Section 143(2) of the
Companies Act,-1965); or (iii) revoked or varied
by resolution passed by the shareholders at-a
general meeting; whichever Is earlier; and that in
making the CONTD				Non-Voting
CONT	CONTD disclosure of the aggregate value of the
recurrent related party-transactions conducted
pursuant to the proposed shareholders' approval
In the-Company's annual reports, the Company
shall provide a breakdown of the-aggregate value
of recurrent related party transactions made
during the-financial year, amongst others, based
on: (i) the type of the recurrent-related party
transactions made; and (ii) the name of the
related parties-involved in each type of the
recurrent related party transactions made and-
their relationship with the Company and further
that authority be and is-hereby given to the
Directors of the Company and its subsidiaries to
complete-and do all such acts and things
(Including executing such documents as may be-
required) to give effect to the transactions as
authorised by this Ordinary-Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	81,800	13-Apr-2012		02-May-2012
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	1,293,700	13-Apr-2012		07-May-2012
TELEKOM MALAYSIA BHD
Security		Y8578H118		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		08-May-2012
ISIN		MYL4863OO006		Agenda		703722062 - Management
Record Date				Holding Recon Date		04-May-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		01-May-2012
SEDOL(s)		5102105 - 6868398 - B2Q8H55		Quick Code

Item		Proposal		Type	Vote	For/Against Management
S.1		Proposed capital repayment to shareholders of RM0.30 cash per ordinary share of RM1.00 each in TM or a total cash payment of approximately RM1,073.2 million ("proposed capital repayment")		Management	For	For
S.2		Proposed amendments to TM'S memorandum and articles of association ("proposed amendments")		Management	For	For
O.1		Proposed renewal of shareholders' mandate for recurrent related party transactions of a revenue or trading nature ("proposed renewal of shareholders' mandate")		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	57,100	13-Apr-2012		02-May-2012
BANK OF COMMUNICATIONS CO LTD
Security		Y06988102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		09-May-2012
ISIN		CNE100000205		Agenda		703749448 - Management
Record Date		05-Apr-2012		Holding Recon Date		05-Apr-2012
City /	Country	SHANGHAI /	China	Vote Deadline Date		27-Apr-2012
SEDOL(s)		B0B8Z29 - B0C17K9 - B0DSG24		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 965362 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0322/LTN20120322904.pdf A-ND
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0420/LTN20120420308.pd-f				Non-Voting
1		To consider and approve the proposal in respect of the General Mandate to issue new A Shares and new H Shares as set out in the circular of the Bank dated 23 March 2012		Management	For	For
2.1	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Class and
par value of shares to be issued				Management	For	For
2.2	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of				Management	For	For	None
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Method of
issuance
2.3	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Target
subscribers				Management	For	For
2.4	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Number of
shares to be issued				Management	For	For
2.5	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Method of
subscription				Management	For	For
2.6	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of				Management	For	For	None
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Price
determination date
2.7	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Subscription
price				Management	For	For
2.8	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Lock-up
period				Management	For	For
2.9	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Place of
listing				Management	For	For
2.10	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of				Management	For	For	None
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Use of
proceeds
2.11	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting:
Arrangements for the accumulated undistributed
profits				Management	For	For
2.12	To consider and individually approve the
following item in respect of the proposal in
respect of the non-public issuance of A shares
and the non-public issuance of H shares as set
out in Appendix I to the circular of the Bank dated
23 March 2012, and be implemented subject to
approvals of relevant applications having been
granted by the relevant governmental authorities
in the People's Republic of China, in respect of
which related shareholders (including, MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting: Effective
period of the resolutions				Management	For	For
3		To consider and approve the proposal in respect of the compliance with the conditions for the non- public issuance of A Shares by the Bank as set out in the circular of the Bank dated 23 March 2012		Management	For	For
4		To consider and approve the Feasibility Report on Use of Proceeds from the Nonpublic Issuance of Shares as set out in Appendix II to the circular of the Bank dated 23 March 2012		Management	For	For
5		To consider and approve the Report on Utilization of Proceeds from Previous Fund Raising as set out in Appendix IIIA to the circular of the Bank dated 23 March 2012		Management	For	For
6.1	To consider, approve and permit the MOF
Subscription, in respect of which related
shareholders (including MOF, HSBC, SSF,
Shanghai Haiyan, Yunnan Hongta, any A Share
Subscribers and any H Share Subscribers who
hold Shares of the Bank as at the date of the
EGM, and their respective associates) will
abstain from voting, and relevant details of which
are set out in the circular of the Bank dated 23
March 2012				Management	For	For
6.2	To consider, approve and permit the HSBC
Subscription Agreement entered into between the
Bank and HSBC and the terms thereof and all
transactions contemplated thereunder, in respect
of which related shareholders (including MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting, and relevant
details of which are set out in the circular of the
Bank dated 23 March 2012				Management	For	For
6.3	To consider, approve and permit the SSF
Subscription Agreements entered into between
the Bank and SSF and the terms thereof and all
transactions contemplated thereunder, in respect
of which related shareholders (including MOF,
HSBC, SSF, Shanghai Haiyan, Yunnan Hongta,
any A Share Subscribers and any H Share
Subscribers who hold Shares of the Bank as at
the date of the EGM, and their respective
associates) will abstain from voting, and relevant
details of which are set out in the circular of the
Bank dated 23 March 2012				Management	For	For
6.4	To consider, approve and permit the Shanghai
Haiyan Subscription Agreement entered into
between the Bank and Shanghai Haiyan and the
terms thereof and all transactions contemplated
thereunder, in respect of which related
shareholders (including MOF, HSBC, SSF,
Shanghai Haiyan, Yunnan Hongta, any A Share
Subscribers and any H Share Subscribers who
hold Shares of the Bank as at the date of the
EGM, and their respective associates) will
abstain from voting, and relevant details of which
are set out in the circular of the Bank dated 23
March 2012				Management	For	For
6.5	To consider, approve and permit the Yunnan
Hongta Subscription Agreement entered into
between the Bank and Yunnan Hongta and the
terms thereof and all transactions contemplated
thereunder, in respect of which related
shareholders (including MOF, HSBC, SSF,
Shanghai Haiyan, Yunnan Hongta, any A Share
Subscribers and any H Share Subscribers who
hold Shares of the Bank as at the date of the
EGM, and their respective associates) will
abstain from voting, and relevant details of which
are set out in the circular of the Bank dated 23
March 2012				Management	For	For
7	To consider and approve the proposal in respect
of the authorization from the Shareholders'
general meeting to the Board of Directors of the
Bank in connection with the Proposed Placing as
set out in the circular of the Bank dated 23 March
2012				Management	For	For
8	To consider and approve the proposal in respect
of the amendments to the Capital Management
Plan for the Years 2010-2014 of Bank of
Communications Co., Ltd. as set out in the
circular of the Bank dated 23 March 2012				Management	For	For
9		To consider and approve the Bank's 2011 audited accounts		Management	For	For
10		To consider and approve the Bank's 2011 profit distribution plan and the recommendation of a final dividend for the year ended 31 December 2011		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	59,580	24-Apr-2012		30-Apr-2012
AGILE PROPERTY HOLDINGS LTD
Security		G01198103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-May-2012
ISIN		KYG011981035		Agenda		703678764 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		07-May-2012
SEDOL(s)		B0PR2F4 - B0TRT93 - B0YPGN5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0326/LTN20120326532.pdf		Non-Voting
1		To receive and adopt the audited financial statements together with the report of directors and the independent auditor's report of the Company and its subsidiaries for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend for the year ended 31 December 2011		Management	For	For
3.i		To re-elect Mr. Chen Zhuo Lin as a director		Management	For	For
3.ii		To re-elect Ms. Luk Sin Fong, Fion as a director		Management	For	For
3.iii		To re-elect Dr. Cheng Hon Kwan as a director		Management	For	For
3.iv		To authorise the board of directors to fix the remuneration of directors		Management	For	For
4		To re-appoint auditors and to authorise the board of directors to fix their remuneration		Management	For	For
5.A		To grant a general mandate to the directors to repurchase shares of the Company		Management	For	For
5.B		To grant a general mandate to the directors to issue shares of the Company		Management	For	For
5.C		To add the nominal amount of the shares repurchased under resolution 5.A. to the mandate granted to the directors under resolution 5.B		Management	For	For
6.A		To approve the amendments of the Memorandum of Association of the Company		Management	For	For
6.B		To approve the amendments of the Articles of Association of the Company		Management	For	For
6.C		To approve and adopt the amended and restated Memorandum and Articles of Association of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	359,798	28-Mar-2012		08-May-2012
ANGLOGOLD ASHANTI LTD, JOHANNESBURG
Security		S04255196		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		10-May-2012
ISIN		ZAE000043485		Agenda		703718621 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		03-May-2012
SEDOL(s)		3236330 - 6565655 - 7527609 - 7529694 - B010RD0 - B03NMS7 - B0CRJ67 - B0H71H7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.O.1		Re-appointment of Ernst & Young Inc. as auditors of the company		Management	For	For
2.O.2		Election of Mrs NP January-Bardill as a director		Management	For	For
3.O.3		Election of Mr RJ Ruston as a director		Management	For	For
4.O.4		Re-election of Mr WA Nairn as a director		Management	For	For
5.O.5		Re-election of Prof LW Nkuhlu as a director		Management	For	For
6.O.6		Appointment of Prof LW Nkuhlu as a member of the Audit and Corporate Governance Committee of the company		Management	For	For
7.O.7		Appointment of Mr FB Arisman as a member of the Audit and Corporate Governance Committee of the company		Management	For	For
8.O.8		Appointment of Mr R Gasant as a member of the Audit and Corporate Governance Committee of the company		Management	For	For
9.O.9		Appointment of Mrs NP January-Bardill as a member of the Audit and Corporate Governance Committee of the company		Management	For	For
10O10		General authority to directors to allot and issue ordinary shares		Management	For	For
11O11		General authority to directors to issue for cash, those ordinary shares which the directors are authorised to allot and issue in terms of ordinary resolution number 10		Management	For	For
12		Advisory endorsement of the AngloGold Ashanti remuneration policy		Management	For	For
13.S1		Increase in non-executive directors' remuneration for their service as directors		Management	For	For
14.S2		Increase in non-executive directors' fees for board and statutory committee meetings		Management	For	For
15.S3		Acquisition of the company's own shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	3,932	13-Apr-2012		03-May-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	23,115	13-Apr-2012		03-May-2012
ANGLOGOLD ASHANTI LIMITED
Security		035128206		Meeting Type		Annual
Ticker Symbol		AU		Meeting Date		10-May-2012
ISIN		US0351282068		Agenda		933606999 - Management
Record Date		05-Apr-2012		Holding Recon Date		05-Apr-2012
City /	Country	/	United States	Vote Deadline Date		02-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		RE-APPOINTMENT OF ERNST & YOUNG INC. AS AUDITORS OF THE COMPANY		Management	For	For
O2		ELECTION OF MRS NP JANUARY-BARDILL AS A DIRECTOR		Management	For	For
O3		ELECTION OF MR RJ RUSTON AS A DIRECTOR		Management	For	For
O4		RE-ELECTION OF MR WA NAIRN AS A DIRECTOR		Management	For	For
O5		RE-ELECTION OF PROF LW NKUHLU AS A DIRECTOR		Management	For	For
O6		APPOINTMENT OF PROF LW NKUHLU AS A MEMBER OF THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE OF THE COMPANY		Management	For	For
O7		APPOINTMENT OF MR FB ARISMAN AS A MEMBER OF THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE OF THE COMPANY		Management	For	For
O8		APPOINTMENT OF MR R GASANT AS A MEMBER OF THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE OF THE COMPANY		Management	For	For
O9		APPOINTMENT OF MRS NP JANUARY- BARDILL AS A MEMBER OF THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE OF THE COMPANY		Management	For	For
O10		GENERAL AUTHORITY TO DIRECTORS TO ALLOT AND ISSUE ORDINARY SHARES		Management	For	For
O11		GENERAL AUTHORITY TO DIRECTORS TO ISSUE FOR CASH, THOSE ORDINARY SHARES WHICH THE DIRECTORS ARE AUTHORIZED TO ALLOT AND ISSUE IN TERMS OF ORDINARY RESOLUTION NUMBER 10		Management	For	For
12		ENDORSEMENT OF THE ANGLOGOLD ASHANTI REMUNERATION POLICY		Management	For	For
S1		INCREASE IN NON-EXECUTIVE DIRECTORS' REMUNERATION FOR THEIR SERVICE AS DIRECTORS		Management	For	For
S2		INCREASE IN NON-EXECUTIVE DIRECTORS' FEES FOR BOARD AND STATUTORY COMMITTEE MEETINGS		Management	For	For
S3		ACQUISITION OF THE COMPANY'S OWN SHARES		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	2,482	17-Apr-2012		17-Apr-2012
CHINA PETROLEUM & CHEMICAL CORP SINOPEC, BEIJING
Security		Y15010104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-May-2012
ISIN		CNE1000002Q2		Agenda		703679475 - Management
Record Date		10-Apr-2012		Holding Recon Date		10-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		02-May-2012
SEDOL(s)		6291819 - 7027756 - B01XKR4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and approve the Report of the Fourth Session of the Board of Directors of Sinopec Corp. (including the report of the Board of Directors of Sinopec Corp. for the year 2011)		Management	For	For
2		To consider and approve the Report of the Fourth Session of the Board of Supervisors of Sinopec Corp. (including the report of the Board of Supervisors of Sinopec Corp. for the year 2011)		Management	For	For
3		To consider and approve the audited financial reports and audited consolidated financial reports of Sinopec Corp. for the year ended 31 December 2011		Management	For	For
4		To consider and approve the plan for allocating any surplus common reserve funds at the amount of RMB 30 billion from the after-tax profits		Management	For	For
5		To consider and approve the profit distribution plan of Sinopec Corp. for the year ended 31 December 2011		Management	For	For
6		To authorise the Board of Directors of Sinopec Corp. (the "Board") to determine the interim profit distribution plan of Sinopec Corp. for the year 2012		Management	For	For
7	To consider and approve the re-appointment of
KPMG Huazhen and KPMG as the domestic and
overseas auditors of Sinopec Corp. for the year
2012, respectively, and to authorise the Board to
determine their remunerations				Management	For	For
8.A		To elect Fu Chengyu as director of the fifth session of the board		Management	For	For
8.B		To elect Wang Tianpu as director of the fifth session of the board		Management	For	For
8.C		To elect Zhang Yaocang as director of the fifth session of the board		Management	For	For
8.D		To elect Zhang Jianhua as director of the fifth session of the board		Management	For	For
8.E		To elect Wang Zhigang as director of the fifth session of the board		Management	For	For
8.F		To elect Cai Xiyou as director of the fifth session of the board		Management	For	For
8.G		To elect Cao Yaofeng as director of the fifth session of the board		Management	For	For
8.H		To elect Li Chunguang as director of the fifth session of the board		Management	For	For
8.I		To elect Dai Houliang as director of the fifth session of the board		Management	For	For
8.J		To elect Liu Yun as director of the fifth session of the board		Management	For	For
8.K		To elect Chen Xiaojin as independent non- executive director		Management	For	For
8.L		To elect Ma Weihua as independent non- executive director		Management	For	For
8.M		To elect Jiang Xiaoming as independent non- executive director		Management	For	For
8.N		To elect Yanyan as independent non-executive director		Management	For	For
8.O		To elect Bao Guoming as independent non- executive director		Management	For	For
9.A		To elect Xu Bin as supervisor assumed by non- employee representatives of the fifth session of the board of supervisors of Sin Opec Corp		Management	For	For
9.B		To elect Geng Limin as supervisor assumed by non-employee representatives of the fifth session of the board of supervisors of Sinopec Corp		Management	For	For
9.C		To elect Li Xinjian as supervisor assumed by non-employee representatives of the fifth session of the board of supervisors of Sinopec Corp		Management	For	For
9.D		To elect Zou Huiping as supervisor assumed by non-employee representatives of the fifth session of the board of supervisors of Sinopec Corp		Management	For	For
9.E		To elect Kang Mingde as supervisor assumed by non-employee representatives of the fifth session of the board of supervisors of Sinopec Corp		Management	For	For
10	To consider and approve service contracts
between Sinopec Corp. and directors of the fifth
session of the board (including emoluments
provisions), and service contracts between
Sinopec Corp. and supervisors of the fifth
session of the board of supervisors (including
emoluments provisions)				Management	For	For
11	To authorise the secretary to the Board to, on
behalf of Sinopec Corp., deal with all procedural
requirements in relation to the election and re-
election of directors and supervisors of Sinopec
Corp. such as applications, approval,
registrations and filings				Management	For	For
12		To approve the proposed amendments to the articles of association of Sinopec Corp		Management	For	For
13	To authorise the secretary to the Board to, on
behalf of Sinopec Corp., deal with all procedural
requirements such as applications, approvals,
registrations and filings in relation to the
proposed amendments to the articles of
association (including cosmetic amendments as
requested by the regulatory authorities)				Management	For	For
14		To authorise the Board to determine the proposed plan for the issuance of debt financing instrument(s)		Management	For	For
15		To grant to the Board a general mandate to issue new domestic shares and/or overseas listed foreign shares		Management	For	For
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0325/LTN20120325184.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO ADDITION OF VOTING OPTION
COMMENT.-IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM U-NLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	162,280	28-Mar-2012		03-May-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	456,066	28-Mar-2012		03-May-2012
PT INDOFOOD SUKSES MAKMUR TBK
Security		Y7128X128		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-May-2012
ISIN		ID1000057003		Agenda		703771522 - Management
Record Date		25-Apr-2012		Holding Recon Date		25-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		09-May-2012
SEDOL(s)		4458359 - 6283979 - B01Z6Q1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		2011 Annual report		Management	For	For
2		Ratification of 2011 financial statement		Management	For	For
3		Appropriation of 2011 net profit		Management	For	For
4		Change in company's board		Management	For	For
5		Determine remuneration for board of directors and commissioners		Management	For	For
6		Appointment of public accountant and determine honorarium		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	38,500	28-Apr-2012		10-May-2012
PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK
Security		Y71474137		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-May-2012
ISIN		ID1000099104		Agenda		703771546 - Management
Record Date		25-Apr-2012		Holding Recon Date		25-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		09-May-2012
SEDOL(s)		B02ZK79 - B0316D4 - B031J46		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of 2011 annual report		Management	For	For
2		Ratification of 2011 financial report, 2011 corporate social responsibility program and acquit et de charge for the directors and commissioners		Management	For	For
3		Report on fund utilization from IPO II of bond Telkom year 2010		Management	For	For
4		2011 net profit appropriation		Management	For	For
5		Determine 2012 remuneration for directors and commissioners		Management	For	For
6		Appointment of public accountant for 2012		Management	For	For
7		Amendment of article of association		Management	For	For
8		Restructuring of the board of directors and commissioners		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN RESOLUTION
NUMBER 8-. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM-UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	126,500	28-Apr-2012		10-May-2012
GAFISA S.A
Security		362607301		Meeting Type		Annual
Ticker Symbol		GFA		Meeting Date		11-May-2012
ISIN		US3626073015		Agenda		933612017 - Management
Record Date		26-Mar-2012		Holding Recon Date		26-Mar-2012
City /	Country	/	United States	Vote Deadline Date		07-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
A1A		TO RECEIVE THE ACCOUNTS DRAWN UP BY THE COMPANY'S OFFICERS, EXAMINE, DISCUSS AND VOTE ON THE FINANCIAL STATEMENTS CONCERNING THE FISCAL YEAR ENDED DECEMBER 31ST, 2011		Management	For	For
A1B		TO ESTABLISH THE NUMBERS OF MEMBERS THAT SHALL COMPRISE THE COMPANY'S BOARD OF DIRECTORS		Management	For	For
A1C		TO ELECT THE MEMBERS OF THE COMPANY'S BOARD OF DIRECTORS DUE TO THE EXPIRATION OF THE TERM OF OFFICE		Management	For	For
A1D		TO ESTABLISH THE AMOUNT OF THE GLOBAL REMUNERATION TO BE PAID TO THE COMPANY'S ADMINISTRATORS IN 2012		Management	For	For
A1E		TO INSTALL AND ESTABLISH THE NUMBERS OF MEMBERS THAT SHALL COMPRISE THE COMPANY'S FISCAL COUNCIL		Management	For	For
A1F		TO ELECT THE MEMBERS OF THE COMPANY'S FISCAL COUNCIL DUE TO THE EXPIRATION OF THE TERM OF OFFICE		Management	For	For
A1G		TO ESTABLISH THE AMOUNT OF THE GLOBAL REMUNERATION TO BE PAID TO THE COMPANY'S FISCAL COUNCIL IN 2012		Management	For	For
E2A	TO AMEND ARTICLE 5TH OF COMPANY'S
BYLAWS IN ORDER TO REFLECT CAPITAL
INCREASES APPROVED BY THE BOARD OF
DIRECTORS, WITHIN THE LIMIT OF THE
AUTHORIZED CAPITAL OF THE COMPANY,
UP TO THE DATE OF THE GENERAL
SHAREHOLDERS' MEETING				Management	For	For
E2B		TO AMEND THE §1ST OF ARTICLE 19 OF COMPANY'S BYLAWS IN ORDER TO INCLUDE THE POSSIBILITY OF LEAVING VACANT THE SEAT OF THE BOARD OF DIRECTORS IN CASE OF VACANCY OF THE MEMBER		Management	For	For
E2C	TO AMEND ARTICLES 27, 30, 31, 32 AND
RENUMBERING OF THE SUBSEQUENT, IN
ORDER TO ADAPT THE DESCRIPTION OF
DUTIES AND POWERS OF OFFICERS INTO A
NEW ORGANIZATIONAL STRUCTURE OF THE
COMPANY, AS SUGGESTED BY THE BOARD
OF DIRECTORS				Management	For	For
E2D	TO REFORM THE COMPANY'S BYLAWS IN
ORDER TO ADAPT IT TO THE MINIMUM
CLAUSES DISCLOSED BY THE BRAZILIAN
STOCK EXCHANGE (BM&FBOVESPA S.A. -
BOLSA DE VALORES, MERCADORIAS E
FUTUROS), UNDER THE TERMS OF THE NEW
REGULATION OF LISTING OF THE NEW
MARKET (REGULAMENTO DE LISTAGEM DO
NOVO MERCADO)				Management	For	For
E2E		TO RESTATE COMPANY'S BYLAWS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	000EGShares Consumer Goods GEMS ETF	THE BANK OF NEW YORK MELLON	2,800	20-Apr-2012		20-Apr-2012
P.T. TELEKOMUNIKASI INDONESIA, TBK
Security		715684106		Meeting Type		Annual
Ticker Symbol		TLK		Meeting Date		11-May-2012
ISIN		US7156841063		Agenda		933631310 - Management
Record Date		25-Apr-2012		Holding Recon Date		25-Apr-2012
City /	Country	/	United States	Vote Deadline Date		04-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.		APPROVAL OF THE COMPANY'S ANNUAL REPORT FOR THE 2011 FINANCIAL YEAR, INCLUDING THE BOARD OF COMMISSIONERS' SUPERVISORY REPORT		Management	For	For
2.		RATIFICATION OF FINANCIAL STATEMENTS AND PARTNERSHIP AND COMMUNITY DEVELOPMENT PROGRAM, ANNUAL REPORT AND ACQUITTAL AND DISCHARGE OF ALL MEMBERS OF BOARD OF DIRECTORS AND COMMISSIONERS		Management	For	For
3.		REPORT ON THE UTILIZATION OF THE NET PROCEED FROM PUBLIC OFFERING IN TELKOM BOND II 2010		Management	For	For
4.		APPROPRIATION OF THE COMPANY'S NET INCOME FOR THE 2011 FINANCIAL YEAR		Management	For	For
5.		DETERMINATION OF REMUNERATION FOR MEMBERS OF THE BOARD OF DIRECTORS AND THE BOARD OF COMMISSIONERS FOR 2012 FINANCIAL YEAR		Management	For	For
6.	APPOINTMENT OF A PUBLIC ACCOUNTING
FIRM TO AUDIT THE COMPANY'S FINANCIAL
STATEMENTS FOR THE 2012 FINANCIAL
YEAR, INCLUDING AUDIT OF INTERNAL
CONTROL OVER FINANCIAL REPORTING
AND APPOINTMENT OF A PUBLIC
ACCOUNTING FIRM TO AUDIT THE
FINANCIAL STATEMENT OF THE
PARTNERSHIP AND COMMUNITY
DEVELOPMENT PROGRAM				Management	For	For
7.		AMENDMENT TO THE COMPANY'S ARTICLE OF ASSOCIATION		Management	For	For
8.		CHANGES TO THE FORMATION OF THE BOARD OF DIRECTORS AND BOARD OF COMMISSIONERS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	5,140	05-May-2012		05-May-2012
000EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	000EGShares Low Volatility Emerging Markets Dividend ETF	THE BANK OF NEW YORK MELLON	49,998	05-May-2012		05-May-2012
GOLD FIELDS LTD, JOHANNESBURG
Security		S31755101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-May-2012
ISIN		ZAE000018123		Agenda		703691697 - Management
Record Date		30-Apr-2012		Holding Recon Date		30-Apr-2012
City /	Country	SANDTON /	South Africa	Vote Deadline Date		07-May-2012
SEDOL(s)		0298377 - 4281221 - 5734177 - 6280215 - 7514861 - B0372L2 - B1GFDB7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.O.1		Resolved that KPMG Inc, upon the recommendation of the current Audit Committee of the company, be re-appointed as the auditors of the company until the conclusion of the next AGM		Management	For	For
2.O.2		Election of a director: DL Lazaro		Management	For	For
3.O.3		Re-election of a director: CA Carolus		Management	For	For
4.O.4		Re-election of a director: R Danino		Management	For	For
5.O.5		Re-election of a director: RP Menell		Management	For	For
6.O.6		Re-election of a director: AR Hill		Management	For	For
7.O.7		Election of a member and Chair of the Audit Committee: GM Wilson		Management	For	For
8.O.8		Election of a member of the Audit Committee: RP Menell		Management	For	For
9.O.9		Election of a member of the Audit Committee: MS Moloko		Management	For	For
10O10		Election of a member of the Audit Committee: DMJ Ncube		Management	For	For
11O11		Election of a member of the Audit Committee: RL Pennant-Rea		Management	For	For
12O12		Approval for the issue of authorised but unissued ordinary shares		Management	For	For
13O13		Approval for the issuing of equity securities for cash		Management	For	For
14O14		Approval for the Gold Fields Limited 2012 Share Plan		Management	For	For
15		Advisory endorsement of the remuneration policy		Management	For	For
S.1		Approval for the remuneration of non-executive directors		Management	For	For
S.2		Approval for the company to grant financial assistance in terms of sections 44 and 45 of the Act		Management	For	For
S.3		Cancellation of preference shares		Management	For	For
S.4		Acquisition of the company's own shares		Management	For	For
S.5		Approval of a new Memorandum of Incorporation		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF  THE
RE-SOLUTION 9, 15 AND S.2. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT-RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS.-THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	7,789	03-Apr-2012		07-May-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	49,721	03-Apr-2012		07-May-2012
GOLD FIELDS LIMITED
Security		38059T106		Meeting Type		Annual
Ticker Symbol		GFI		Meeting Date		14-May-2012
ISIN		US38059T1060		Agenda		933631346 - Management
Record Date		30-Apr-2012		Holding Recon Date		30-Apr-2012
City /	Country	/	United States	Vote Deadline Date		08-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		RE-APPOINTMENT OF AUDITORS		Management	For	For
O2		ELECTION OF A DIRECTOR: DL LAZARO		Management	For	For
O3		RE-ELECTION OF A DIRECTOR: CA CAROLUS		Management	For	For
O4		RE-ELECTION OF A DIRECTOR: R DANINO		Management	For	For
O5		RE-ELECTION OF A DIRECTOR: RP MENELL		Management	For	For
O6		RE-ELECTION OF A DIRECTOR: AR HILL		Management	For	For
O7		ELECTION OF A MEMBER AND CHAIR OF THE AUDIT COMMITTEE: GM WILSON		Management	For	For
O8		ELECTION OF A MEMBER OF THE AUDIT COMMITTEE: RP MENELL		Management	For	For
O9		ELECTION OF A MEMBER OF THE AUDIT COMMITTEE: MS MOLOKO		Management	For	For
O10		ELECTION OF A MEMBER OF THE AUDIT COMMITTEE: DMJ NCUBE		Management	For	For
O11		ELECTION OF A MEMBER OF THE AUDIT COMMITTEE: RL PENNANT-REA		Management	For	For
O12		APPROVAL FOR THE ISSUE OF AUTHORISED BUT UNISSUED ORDINARY SHARES		Management	For	For
O13		APPROVAL FOR THE ISSUING OF EQUITY SECURITIES FOR CASH		Management	For	For
O14		APPROVAL FOR THE GOLD FIELDS LIMITED 2012 SHARE PLAN		Management	For	For
S15		APPROVAL FOR THE REMUNERATION OF NON-EXECUTIVE DIRECTORS		Management	For	For
S16		APPROVAL FOR THE COMPANY TO GRANT FINANCIAL ASSISTANCE IN TERMS OF SECTIONS 44 AND 45 OF THE ACT		Management	For	For
S17		CANCELLATION OF PREFERENCE SHARES		Management	For	For
S18		ACQUISITION OF THE COMPANY'S OWN SHARES		Management	For	For
S19		APPROVAL OF A NEW MEMORANDUM OF INCORPORATION		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	7,589	05-May-2012		05-May-2012
CENCOSUD SA
Security		P2205J100		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		15-May-2012
ISIN		CL0000000100		Agenda		703781369 - Management
Record Date		09-May-2012		Holding Recon Date		09-May-2012
City /	Country	SANTIAGO /	Chile	Vote Deadline Date		10-May-2012
SEDOL(s)		B00R3L2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To ratify the resolutions passed at company
board of directors meeting number 320 on April
25, 2012, regarding the form of payment of the
shares for the capital increase resolved on at the
extraordinary general meeting of shareholders of
April 29, 2011, as amended by the extraordinary
general meeting of shareholders of the company
of March 1, 2012				Management	For	For
2		To pass the resolutions that are necessary or convenient to bring about the decisions that are resolved on by the general meeting of shareholders		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	18,264	02-May-2012		10-May-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	8,723	02-May-2012		10-May-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	2,475,879	02-May-2012		10-May-2012
CHINA MOBILE LIMITED, HONG KONG
Security		Y14965100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-May-2012
ISIN		HK0941009539		Agenda		703690013 - Management
Record Date		09-May-2012		Holding Recon Date		09-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		11-May-2012
SEDOL(s)		5563575 - 6073556 - B01DDV9 - B162JB0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0329/LTN201203291977.pdf		Non-Voting
1		To receive and consider the audited financial statements and the Reports of the Directors and Auditors of the Company and its subsidiaries for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend for the year ended 31 December 2011		Management	For	For
3.i		To re-elect Mr. Xi Guohua as director of the Company		Management	For	For
3.ii		To re-elect Mr. Sha Yuejia as director of the Company		Management	For	For
3.iii		To re-elect Mr. Liu Aili as director of the Company		Management	For	For
3.iv		To re-elect Mr. Frank Wong Kwong Shing as director of the Company		Management	For	For
3.v		To re-elect Dr. Moses Cheng Mo Chi as director of the Company		Management	For	For
4		To re-appoint Messrs. KPMG as auditors and to authorise the directors of the Company to fix their remuneration		Management	For	For
5	To give a general mandate to the directors of the
Company to repurchase shares in the Company
not exceeding 10% of the aggregate nominal
amount of the existing issued share capital in
accordance with ordinary resolution number 5 as
set out in the AGM Notice				Management	For	For
6	To give a general mandate to the directors of the
Company to issue, allot and deal with additional
shares in the Company not exceeding 20% of the
aggregate nominal amount of the existing issued
share capital in accordance with ordinary
resolution number 6 as set out in the AGM Notice				Management	For	For
7	To extend the general mandate granted to the
directors of the Company to issue, allot and deal
with shares by the number of shares repurchased
in accordance with ordinary resolution number 7
as set out in the AGM Notice				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	52,500	31-Mar-2012		14-May-2012
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	38,560	31-Mar-2012		14-May-2012
KUNLUN ENERGY COMPANY LTD
Security		G5320C108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-May-2012
ISIN		BMG5320C1082		Agenda		703719229 - Management
Record Date		15-May-2012		Holding Recon Date		15-May-2012
City /	Country	HONG KONG /	Bermuda	Vote Deadline Date		11-May-2012
SEDOL(s)		5387753 - 6340078 - B01DDZ3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0411/LTN20120411328.pdf		Non-Voting
1		To adopt the audited Financial Statement and the Reports of the Directors and Auditors for the year ended 31 December 2011		Management	For	For
2		To declare dividend		Management	For	For
3.A		To re-elect Mr. Li Hualin as director		Management	For	For
3.B		To authorise the Directors to fix the remuneration of the directors		Management	For	For
4		To appoint PricewaterhouseCoopers as auditors for the ensuing year and to authorise the directors to fix their remuneration		Management	For	For
5		To approve the share issue mandate (ordinary resolution no. 5 of the notice convening the Meeting)		Management	For	For
6		To approve the share repurchase mandate (ordinary resolution no. 6 of the notice convening the Meeting)		Management	For	For
7	To approve extension of the share issue mandate
under ordinary resolution no. 5 by the number of
shares repurchased under ordinary resolution no.
6 (ordinary resolution no. 7 of the notice
convening the Meeting)				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN RECORD DATE FROM 14
MAY 2-012 TO 15 MAY 2012. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETU-RN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THAN-K YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	131,340	13-Apr-2012		14-May-2012
PT BANK CENTRAL ASIA TBK
Security		Y7123P138		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		16-May-2012
ISIN		ID1000109507		Agenda		703782373 - Management
Record Date		30-Apr-2012		Holding Recon Date		30-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		14-May-2012
SEDOL(s)		B01C1P6 - B2Q8142		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Approval of the company's annual report
including the company's financial statements and
the board o f commissioners supervision report
for the financial year ended on 31 Dec 2011, and
the granting of re lease and discharge (acquit et
decharge) to all member of the board of directors
and board of commissioner of the company for
their management supervision during the
financial year ended on 31 Dec 2011				Management	For	For
2		Appropriation of the company's profit for the financial year ended on 31 Dec 2011		Management	For	For
3		Determination of remuneration or honorarium and other benefits for members of the board of director s and the board of commissioner of the company		Management	For	For
4		Appointment of the registered public accountant to audit company's book for the financial year ended on 31 Dec 2012		Management	For	For
5		Authorization for the board of directors to pay interim dividends for the financial year 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	89,681	03-May-2012		15-May-2012
MAX INDIA
Security		Y5903C145		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		16-May-2012
ISIN		INE180A01020		Agenda		703791358 - Management
Record Date		30-Mar-2012		Holding Recon Date		30-Mar-2012
City /	Country	COURBEVOIE /	India	Vote Deadline Date		07-May-2012
SEDOL(s)		B1TJG95		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 976660 DUE TO
RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDE-D AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Special Resolution under Section 17(1) and other
applicable provisions of the Companies Act, 1956
("the Act") to amend the Main Object clause of
the Memorandum of Association by inserting new
Object clauses bearing nos. 23, 24 and 25 after
the existing Clause 22				Management	For	For
2		Special Resolution under Section 372 A and other applicable provisions of the Act to invest in the securities of Antara Senior Living Private Limited for an aggregate amount not exceeding Rs 240 Crore		Management	For	For
3	Special Resolution under Section 269 and other
applicable provisions of the Act for approval of
appointment of Mr. Mohit Talwar as the Deputy
Managing Director of the Company effective
February 14, 2012and payment of remuneration
to Mr. Talwar				Management	For	For
4		Special Resolution under Section 310 and other applicable provisions of the Act approving residual terms of remuneration payable to Mr. Rahul Khosla, Managing Director of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	139,264	03-May-2012		07-May-2012
PT BANK CENTRAL ASIA TBK
Security		Y7123P138		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		16-May-2012
ISIN		ID1000109507		Agenda		703791500 - Management
Record Date		30-Apr-2012		Holding Recon Date		30-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		14-May-2012
SEDOL(s)		B01C1P6 - B2Q8142		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Amendment to article 14 paragraph 2 and article 11 paragraph 2 of the company's articles of association regarding the board of commissioners and the board of directors term of office		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	89,681	03-May-2012		15-May-2012
LONGFOR PROPERTIES CO LTD
Security		G5635P109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		17-May-2012
ISIN		KYG5635P1090		Agenda		703715663 - Management
Record Date		10-May-2012		Holding Recon Date		10-May-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		14-May-2012
SEDOL(s)		B42PLN0 - B56KLY9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0410/LTN20120410432.pdf		Non-Voting
1		To receive and consider the audited consolidated financial statements and the report of the directors and the independent auditors' report for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend of RMB0.175 per share for the year ended 31 December 2011		Management	For	For
3.1		To re-elect Mr. Shao Mingxiao as director		Management	For	For
3.2		To re-elect Mr. Zhou Dekang as director		Management	For	For
3.3		To re-elect Mr. Feng Jinyi as director		Management	For	For
3.4		To re-elect Mr. Wei Huaning as director		Management	For	For
3.5		To re-elect Mr. Chan Chi On, Derek as director		Management	For	For
3.6		To re-elect Mr. Xiang Bing as director		Management	For	For
3.7		To re-elect Mr. Zeng Ming as director		Management	For	For
3.8		To authorise the board of directors to fix the directors' remuneration		Management	For	For
4		To re-appoint Deloitte Touche Tohmatsu as auditors and to authorise the board of directors to fix the auditors' remuneration		Management	For	For
5		To give a general mandate to the directors to issue new shares of the Company		Management	For	For
6		To give a general mandate to the directors to repurchase shares of the Company		Management	For	For
7		To extend the general mandate to be given to the directors to issue shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	275,796	12-Apr-2012		15-May-2012
MAGNESITA REFRATARIOS SA, CONTAGEM, MG
Security		P6426L109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		17-May-2012
ISIN		BRMAGGACNOR4		Agenda		703720385 - Management
Record Date				Holding Recon Date		15-May-2012
City /	Country	CONTAGEM /	Brazil	Vote Deadline Date		10-May-2012
SEDOL(s)		B23VRX5 - B2RJT40		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
I	To approve the amendment and restatement of
the corporate bylaws of the company, in
accordance with the terms of the proposal from
the management made available to the
shareholders and filed at the head office of the
company				Management	For	For
II	To elect two full members of the board of
directors of the company, as a result of the
resignations tendered by Mr. Carlos Padovano
and Mr. Octavio Cortes Pereira Lopes in relation
to their respective positions as full members of
the board of directors, with it being the case that,
at the previous election, the cumulative voting
procedure was not requested, the members to be
elected must serve out the term in office of the
resigning members, which will end on the same
date as the term in office of the other members of
the board of directors of the company				Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON THIS ITEM-IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN
FAVOR-OR AGAINST OF THE DEFAULT
COMPANY'S CANDIDATE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING DATE FROM
26 APR-12 TO 17 MAY 12. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK Y-OU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	177,340	13-Apr-2012		14-May-2012
DONGFANG ELECTRIC CORPORATION LTD
Security		Y20958107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		17-May-2012
ISIN		CNE100000304		Agenda		703737796 - Management
Record Date		16-Apr-2012		Holding Recon Date		16-Apr-2012
City /	Country	SICHUAN PROVINCE /	China	Vote Deadline Date		08-May-2012
SEDOL(s)		6278566 - B01XKY1 - B1G93S6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0330/LTN201203305298.pdf		Non-Voting
1		To consider and approve the report of the board (the "Board") of directors of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the supervisory committee (the "Supervisory Committee") of the Company for the year ended 31 December 2011		Management	For	For
3	To consider and approve the proposal for the
distribution of profits after tax for the year ended
31 December 2011, including the proposal for the
declaration and payment of final dividend for the
year ended 31 December 2011				Management	For	For
4		To consider and approve the audited consolidated financial statements of the Company and its subsidiaries for the year ended 31 December 2011		Management	For	For
5	To consider and approve the re-appointment of
ShineWing Certified Public Accountants as the
auditors of the Company auditing the Company's
financial statements for the year 2012 and
authorize the Board to determine its
remuneration				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
6.1		Election of Non-independent director: Mr. Si Zefu		Management	For	For
6.2		Election of Non-independent director: Mr. Zhang Xiaolun		Management	For	For
6.3		Election of Non-independent director: Mr. Wen Shugang		Management	For	For
6.4		Election of Non-independent director: Mr. Huang Wei		Management	For	For
6.5		Election of Non-independent director: Mr. Zhu Yuanchao		Management	For	For
6.6		Election of Non-independent director: Mr. Zhang Jilie		Management	For	For
6.7		Election of independent non-executive director: Mr. Li Yanmeng		Management	For	For
6.8		Election of independent non-executive director: Mr. Zhao Chunjun		Management	For	For
6.9		Election of independent non-executive director : Mr. Peng Shaobing		Management	For	For
7		To elect Mr.WenBingyou as the member of the seventh session of the Supervisory Committee of the Company		Management	For	For
8		To elect Mr. Wen Limen as the member of the seventh session of the SupervisoryCommittee of the Company		Management	For	For
9		To determine the remuneration of the members of the seventh session of the Board		Management	For	For
10		To determine the remuneration of the members of the seventh session of the Supervisory Committee		Management	For	For
S.1		To grant a general mandate to the directors of the Company to allot and issue new shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	70,984	20-Apr-2012		09-May-2012
CITIC PACIFIC LTD, HONG KONG
Security		Y1639J116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-May-2012
ISIN		HK0267001375		Agenda		703681610 - Management
Record Date		11-May-2012		Holding Recon Date		11-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		15-May-2012
SEDOL(s)		2289067 - 5296882 - 6196152 - B16T9Y4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0327/LTN20120327720.pdf		Non-Voting
1		To adopt the audited accounts and the Reports of the Directors and the Auditors for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend for the year ended 31 December 2011		Management	For	For
3.a		To re-elect Mr. Zhang Jijing as Director		Management	For	For
3.b		To re-elect Mr. Milton Law Ming To as Director		Management	For	For
3.c		To re-elect Mr. Alexander Reid Hamilton as Director		Management	For	For
3.d		To re-elect Mr. Ju Weimin as Director		Management	For	For
4		To re-appoint Messrs PricewaterhouseCoopers as Auditors and authorise the Board of Directors to fix their remuneration		Management	For	For
5		To grant a general mandate to the Directors to issue and dispose of additional shares not exceeding 20% of the issued share capital of the Company as at the date of this resolution		Management	For	For
6	To grant a general mandate to the Directors to
purchase or otherwise acquire shares in the
capital of the Company not exceeding 10% of the
issued share capital of the Company as at the
date of this resolution				Management	For	For
7	To add the aggregate nominal amount of the
shares which are purchased or otherwise
acquired under the general mandate in
Resolution (6) to the aggregate nominal amount
of the shares which may be issued under the
general mandate in Resolution (5)				Management	For	For
8		To approve additional remuneration of any Independent Non-executive Director serving on the Nomination Committee		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	19,131	29-Mar-2012		16-May-2012
CHINA LONGYUAN POWER GROUP CORPORATION LTD
Security		Y1501T101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-May-2012
ISIN		CNE100000HD4		Agenda		703694287 - Management
Record Date		17-Apr-2012		Holding Recon Date		17-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		09-May-2012
SEDOL(s)		B3MFW30 - B4Q2TX3 - B4XWG35		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To approve the report of the board of directors of the Company for the year 2011		Management	For	For
2		To approve the report of board of supervisors of the Company for the year 2011		Management	For	For
3		To approve the final financial accounts of the Company for the year ended 31 December 2011		Management	For	For
4		To accept the independent auditor's report and the Company's audited financial statements for the year ended 31 December 2011		Management	For	For
5		To approve the budget report of the Company for the year ending 31 December 2012		Management	For	For
6	To approve the profit distribution plan of the
Company for the year ended 31 December 2011,
namely, the proposal for distribution of a final
dividend of RMB0.069 per share (tax inclusive) in
cash in an aggregate amount of approximately
RMB515,215,000 for the year ended 31
December 2011, and to authorise the Board to
implement the aforesaid distribution				Management	For	For
7	To approve the re-appointment of RSM China
Certified Public Accountants Co., Ltd. as the
Company's PRC auditors for the year 2012 for a
term until the conclusion of the next annual
general meeting of the Company, and to
authorise the audit committee under the Board to
determine their remuneration				Management	For	For
8	To approve the re-appointment of KPMG as the
Company's international auditors for the year
2012 for a term until the conclusion of the next
annual general meeting of the Company, and to
authorise the audit committee under the Board to
determine their remuneration				Management	For	For
9		To approve the remuneration plan for directors and supervisors of the Company for the year 2012		Management	For	For
10	To approve the appointment of Mr. Huang Qun
as an executive director of the Company to fill the
vacancy arising from the resignation of Mr. Tian
Shicun, effective from the date on which such
nomination was approved by the shareholders at
the AGM and until the expiration of the term of
the current session of the Board. Meanwhile, to
approve to authorise the Remuneration and
Assessment Committee of the Board to
determine, upon the candidate for new director
being approved at the AGM, the remuneration of
the new director according to the remuneration				Management	For	For	None
plan for directors and supervisors of the
Company for the year 2012 approved at the
AGM, and to authorise the chairman of the
Company or any executive Director (excluding
the new executive Director) to enter into a service
contract with the new director and handle all
other CONTD
CONT		CONTD relevant matters on behalf of the Company upon the candidate for new-director being approved at the AGM		Non-Voting
11	To approve the appointment of Mr. Lv Congmin
as an independent non-executive director of the
Company to fill the vacancy arising from the
resignation of Mr. Li Junfeng, effective from the
date on which such nomination was approved by
the shareholders at the AGM and until the
expiration of the term of the current session of
the Board. Meanwhile, to approve to authorise
the Remuneration and Assessment Committee of
the Board to determine, upon the candidate for
new director being approved at the AGM, the
remuneration of the new director according to the
remuneration plan for directors and supervisors
of the Company for the year 2012 approved at
the AGM, and to authorise the chairman of the
Company or any executive Director (excluding
the new executive Director) to enter into a service
contract with the new director and CONTD				Management	For	For
CONT		CONTD handle all other relevant matters on behalf of the Company upon the-candidate for new director being approved at the AGM		Non-Voting
12	The application to the National Association of
Financial Market Institutional Investors of the
People's Republic of China (the "PRC") for the
quota of the issue of short-term debentures with
a principal amount of not exceeding RMB20
billion (including RMB20 billion) within 12 months
from the date of obtaining an approval at the
AGM, and, according to the requirement of the
Company and market condition, to issue in
separate tranches on a rolling basis within the
effective period, and to authorise the Board and
the persons it authorised to deal with all such
matters relating to the registration and issue of
the aforementioned short-term debentures at
their full discretion, subject to relevant laws and
regulations, and to approve the delegation of the
authority by the Board to the management of the
Company to deal with all CONTD				Management	For	For
CONT	CONTD such specific matters relating to the
issue of the aforementioned-short-term
debenture within the scope of authorization
above, with immediate-effect upon the above
proposal and authorization being approved by
the-shareholders at the 2011 AGM. The
particulars are set out as follows: (1)-issue size:
up to an aggregate of RMB20 billion (including
RMB20 billion).-(2) maturity of issue: each
tranche of short-term debentures has a term of-
not more than 9 months from the date of issue.
The actual term shall be as-determined in the				Non-Voting			None
announcement at the time of issue. (3) target
subscribers:-institutional investors in the PRC
inter-bank bond market. (4) use of-proceeds:
replenishment of working capital and
replacement of bank loans due-of the Company
(including its subsidiaries). (5) repayment of
principal and-interest: CONTD
CONT	CONTD simple interest with a lump sum payment
of interest and principal at-maturity. (6) source of
the funding for repayment: revenue from sales of-
electricity and investment gains, etc. (7) coupon
rate: determined with-reference to the actual term
and the market capital, and based on the weekly-
rate announced by the National Association of
Financial Market Institutional-Investors. The
actual coupon rate shall be as determined in the
announcement-in respect of such issue				Non-Voting
13	The application for registration of multiple
tranches of private debt financing instruments
with an aggregate principal amount of up to
RMB10 billion (including RMB10 billion) in inter-
bank market of the PRC and seek chances to
issue such private debt financing instruments,
and to authorise the Board and its authorised
persons to deal with all relevant matters relating
to the issue of private debt financing instruments
and to approve the delegation of the authority by
the Board to the management of the Company to
deal with all such matters relating to the issue of
private debt financing instruments within the
scope of authorisation aforementioned and with
immediate effect. The particulars are set out as
follows: (1). issue size: up to RMB10 billion
(including RMB10 billion). (2). maturity of issue:
not exceeding 5 years CONTD				Management	For	For
CONT	CONTD (inclusive). (3). interest rate: not higher
than the preferential-interest rate of the bank
loans prescribed by the People's Bank of China
over-the same period. (4). method of issuance:
private issue, multiple-registrations and multiple
tranches. (5). target subscribers: investors in-the
inter-bank market of the PRC. (6). use of
proceeds: including but not-limited to working
capital, replacement of bank loans, investment in
fixed-assets, project acquisitions and etc				Non-Voting
14	Granting of a general mandate to the Board to
issue, allot and deal with additional domestic
shares and H shares not exceeding 20% of each
of the aggregate nominal values of the domestic
shares and H shares of the Company
respectively in issue, and to authorise the Board
to make amendments to the articles of
association of the Company as it thinks fit so as
to reflect the new share capital structure upon the
allotment or issue of additional shares pursuant
to such mandate: that: (A) (a) subject to
paragraph (c) and in accordance with the
relevant requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of
Hong Kong Limited, the articles of association of
the Company and relevant laws and regulations
of the PRC, the exercise by the Board during the
Relevant Period (as hereinafter defined) of all
CONTD				Management	For	For
CONT	CONTD the powers of the Company to allot,
issue or deal with, either-separately or
concurrently, additional domestic shares and H
shares of the-Company and to make or grant
offers, agreements, options and rights of-
exchange or conversion which might require the
exercise of such powers be-hereby generally and
unconditionally approved; (b) the approval in
paragraph-(a) shall authorise the Board during
the Relevant Period (as hereinafter-defined) to
make or grant offers, agreements, options and
rights of exchange-or conversion which might
require the exercise of such powers after the-
expiration of the Relevant Period; (c) each of the
aggregate nominal values-of domestic shares
and H shares allotted, issued or dealt with or
agreed-conditionally or unconditionally to be
allotted, issued or dealt with-(whether pursuant to
an CONTD				Non-Voting
CONT	CONTD option or otherwise) by the Board
pursuant to the approval granted in-paragraph (a)
shall not exceed 20% of each of the aggregate
nominal values of-domestic shares and H shares
of the Company respectively in issue at the date-
of passing this resolution; (d) the Board will only
exercise the above powers-in accordance with
the Company Law of the PRC and the Rules
Governing the-Listing of Securities on The Stock
Exchange of Hong Kong Limited (as amended-
from time to time) and only if all necessary
approvals from the China-Securities Regulatory
Commission and/or other relevant PRC
government-authorities are obtained; and (e) for
the purpose of this resolution:-"Relevant Period"
means the period from the passing of this
resolution until-the earliest of: (i) the conclusion
of the next annual general meeting of the-
Company; CONTD				Non-Voting
CONT	CONTD or (ii) the expiration of the period within
which the next annual-general meeting of the
Company is required by the articles of
association of-the Company or other applicable
laws to be held; or (iii) the date of-revocation or
variation of the authority given under this
resolution by a-special resolution of the Company
in general meeting. (B) the Board be-authorised
to make amendments to the articles of
association of the Company-as necessary so as
to reflect the new share capital structure of the
Company-upon the allotment or issue of shares
pursuant to the sub-paragraph (A) (a)-of this
resolution				Non-Voting
15		To consider and approve the proposals (if any) put forward at the AGM by shareholder(s) holding 3% or more of the shares of the Company carrying the right to vote thereat		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	516,699	03-Apr-2012		10-May-2012
SOHO CHINA LTD
Security		G82600100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-May-2012
ISIN		KYG826001003		Agenda		703718859 - Management
Record Date		11-May-2012		Holding Recon Date		11-May-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		15-May-2012
SEDOL(s)		B27WLD2 - B28C5L7 - B29Z7J7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412112.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To receive and adopt the audited consolidated financial statements of the Company and the reports of the directors and auditors of the Company for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend for the year ended 31 December 2011		Management	For	For
3		To re-elect Mr. Yi Xiqun as a director of the Company		Management	For	For
4		To re-elect Ms. Yan Yan as a director of the Company		Management	For	For
5		To re-elect Dr. Ramin Khadem as a director of the Company		Management	For	For
6		To authorise the board of directors to fix the remuneration of the directors of the Company		Management	For	For
7		To re-appoint KPMG as auditors of the Company and authorise the board of directors to fix their remuneration		Management	For	For
8.A		To give a general mandate to the directors of the Company to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company		Management	For	For
8.B		To give a general mandate to the directors of the Company to repurchase shares not exceeding 10% of the issued share capital of the Company		Management	For	For
8.C	To extend the authority given to the directors of
the Company pursuant to ordinary resolution no.
8(A) to issue shares by adding to the issued
share capital of the Company the number of
shares repurchased under ordinary resolution no.
8(B)				Management	For	For
9.A		To approve the proposed amendments to the memorandum of association and the articles of association of the Company (Details of which are set out in the circular dated 12 April 2012)		Management	For	For
9.B		To adopt an amended and restated memorandum of association and articles of association of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	507,000	13-Apr-2012		16-May-2012
CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS, BRAS
Security		P22854122		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-May-2012
ISIN		BRELETACNOR6		Agenda		703735110 - Management
Record Date				Holding Recon Date		16-May-2012
City /	Country	QUADRA /	Brazil	Vote Deadline Date		11-May-2012
SEDOL(s)		2311120 - 4453956 - B030W11 - B1FGXL1 - B40YPC6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
1		To examine upon the board of directors annual report, the financial statements report relating to fiscal year ended December 31, 2011		Management	For	For
2		Destination of the year end results and to set the global remuneration to company shareholders		Management	For	For
3		To elect the members of the board of director and one for president		Management	For	For
4		Election of the members of the audit committee, and their respective substitutes		Management	For	For
5		To decide regarding the proposal for the remuneration of the members of the executive committee, of the board of directors and audit committee of the company		Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL COMMENT
AND C-HANGE IN MEETING DATE FROM 17
MAY 12 TO 18 MAY 12. IF YOU HAVE
ALREADY SENT IN-YOUR VOTES, PLEASE
DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND Y-OUR
ORIGINAL INSTRUCTIONS. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF
INSTRUCTIONS TO VOTE ON THIS ITEM-IS
RECEIVED WITHOUT A CANDIDATE'S NAME,
YOUR VOTE WILL BE PROCESSED IN
FAVOR-OR AGAINST OF THE DEFAULT
COMPANY'S CANDIDATE. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	340,252	19-Apr-2012		14-May-2012
ELETROBRAS: C.E.B. S.A
Security		15234Q207		Meeting Type		Annual
Ticker Symbol		EBR		Meeting Date		18-May-2012
ISIN		US15234Q2075		Agenda		933630471 - Management
Record Date		13-Apr-2012		Holding Recon Date		13-Apr-2012
City /	Country	/	United States	Vote Deadline Date		15-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		MANAGEMENT REPORT, ACCOUNTING STATEMENTS AND FISCAL COUNCIL, RELATED TO THE YEAR 2011		Management	For	Against
2		APPROPRIATION OF NET PROFIT FOR THE YEAR AND DISTRIBUTION OF COMPENSATION TO SHAREHOLDERS		Management	For	Against
3		ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS, ONE OF WHICH WILL BE ELECTED CHAIRMAN		Management	For	Against
4		ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND RESPECTIVE DEPUTIES		Management	For	Against
5	COMPENSATION OF THE MEMBERS OF THE
BOARD OF DIRECTORS, FISCAL COUNCIL
AND EXECUTIVE MANAGEMENT.
(ATTACHMENT I -INFORMATION PROVIDED
FOR IN ITEM 13 OF THE REFERENCE FORM,
IN COMPLIANCE WITH ART. 12 OF CVM
(BRAZILIAN SECURITIES AND EXCHANGE
COMMISSION) INSTRUCTION NO. 481/09)				Management	For	Against
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	10,270	04-May-2012		04-May-2012
ESCORTS LTD, NEW DELHI
Security		Y2296W127		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		20-May-2012
ISIN		INE042A01014		Agenda		703769159 - Management
Record Date				Holding Recon Date		03-May-2012
City /	Country	HARYANA /	India	Vote Deadline Date		09-May-2012
SEDOL(s)		6099875 - B02KHL7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering, and if thought fit,
approving with or without modification(s), the
Scheme of Arrangement and Amalgamation of
Escorts Construction Equipment Limited; and
Escotrac Finance and Investments Private
Limited; and Escorts Finance Investments and
Leasing Private Limited with Escorts Limited and
Their Respective Shareholders And Creditors
(hereinafter referred to as "the Scheme"), and at
such meeting, and any adjournment thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	111,670	27-Apr-2012		09-May-2012
SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
Security		Y76810103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-May-2012
ISIN		CNE100000171		Agenda		703690049 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	SHANDONG PROVINCE /	China	Vote Deadline Date		10-May-2012
SEDOL(s)		6742340 - 6743365 - B0Z40G2 - B1BJQ59		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0329/LTN201203292389.pdf		Non-Voting
1		To consider and approve the audited consolidated financial statements of the Group (including the Company and its subsidiaries) for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the board of directors of the Company (the "Board") for the year ended 31 December 2011		Management	For	For
3		To consider and approve the report of the Supervisory Committee of the Company for the year ended 31 December 2011		Management	For	For
4		To declare a final dividend of RMB0.03 per share of RMB0.1 each in the Company for the year ended 31 December 2011		Management	For	For
5	To consider and approve the proposal for the re-
appointment of Deloitte Touche Tohmatsu as the
auditor of the Company for the year ending 31
December 2012, and to authorise the Board to
determine his remuneration				Management	For	For
6		To consider and authorise the Board to approve the remuneration of the directors, supervisors and senior management of the Company for the year ending 31 December 2012		Management	For	For
7		To consider and approve the appointment of Mr. Christopher J. O' Connell as non-executive director of the Company		Management	For	For
8		To consider and approve the appointment of Mrs. Wang Jin Xia as independent non-executive director of the Company		Management	For	For
9		To consider and approve the re-election of Mr. Lo Wai Hung as independent non-executive director of the Company		Management	For	For
10		To consider and approve the establishment of nomination committee (with the terms of reference); and		Management	For	For
11		To consider and approve the general mandate to be granted to the Board to issue new shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	19,600	31-Mar-2012		11-May-2012
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	60,000	31-Mar-2012		11-May-2012
ABOITIZ POWER CORP, CEBU CITY
Security		Y0005M109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-May-2012
ISIN		PHY0005M1090		Agenda		703798388 - Management
Record Date		30-Mar-2012		Holding Recon Date		30-Mar-2012
City /	Country	CEBU CITY /	Philippines	Vote Deadline Date		10-May-2012
SEDOL(s)		B1Z9Q99 - B4Q01T7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 957722 DUE TO
CHANGE IN SE-QUENCE OF DIRECTORS'
NAMES. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE-DISREGARDED
AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU-				Non-Voting
1		Call to order		Management	For	For
2		Proof of notice of meeting		Management	For	For
3		Determination of quorum		Management	For	For
4		Reading and approval of the minutes of the previous stockholders' meeting held last 16 May 2011		Management	For	For
5		Presentation of the president's report		Management	For	For
6		Approval of the 2011 annual report and financial statements		Management	For	For
7		Delegation of the authority to elect the company's external auditors for 2012 to the board of directors		Management	For	For
8		Ratification of the acts, resolutions and proceedings of the board of directors, corporate officers and management in 2011 up to 21 May 2012		Management	For	For
9		Election of independent director: Jose R. Facundo		Management	For	For
10		Election of independent director: Romeo L. Bernardo		Management	For	For
11		Election of independent director: Jakob G. Disch		Management	For	For
12		Election of director: Jon Ramon Aboitiz		Management	For	For
13		Election of director: Erramon I. Aboitiz		Management	For	For
14		Election of director: Antonio R. Moraza		Management	For	For
15		Election of director: Mikel A. Aboitiz		Management	For	For
16		Election of director: Enrique M. Aboitiz, Jr.		Management	For	For
17		Election of director: Jaime Jose Y. Aboitiz		Management	For	For
18		Other business		Management	For	Against
19		Adjournment		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	49,300	04-May-2012		11-May-2012
PT BUMI RESOURCES TBK
Security		Y7122M110		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-May-2012
ISIN		ID1000068703		Agenda		703820793 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		15-May-2012
SEDOL(s)		6043485 - 7791523 - B01Z6C7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval to pledge all or part of the company's asset in order to obtain loan from creditors		Management	For	For
2		Restructuring board of company's management		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	1,716,090	15-May-2012		16-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	278,000	15-May-2012		16-May-2012
PT BUMI RESOURCES TBK
Security		Y7122M110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-May-2012
ISIN		ID1000068703		Agenda		703821808 - Management
Record Date		19-Apr-2012		Holding Recon Date		19-Apr-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		15-May-2012
SEDOL(s)		6043485 - 7791523 - B01Z6C7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval for accountability report of directors for the running of the company for financial year ended 31 December 2011		Management	For	For
2		Approval for balance sheet and income statement for financial year ended on 31 December 2011		Management	For	For
3		Approval for proposed utilization of the company profits for financial year 2011		Management	For	For
4		Appointment of public accountant to conduct an audit of financial statements of the company for financial year ended 31 December 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	1,716,090	15-May-2012		16-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	278,000	15-May-2012		16-May-2012
CHINA COSCO HOLDINGS CO. LTD, TIANJIN
Security		Y1455B106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-May-2012
ISIN		CNE1000002J7		Agenda		703691560 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	HONG KONG /	China	Vote Deadline Date		17-May-2012
SEDOL(s)		B0B8Z18 - B0CL356 - B0YK588		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0329/LTN201203293044.pdf		Non-Voting
1		To consider and approve the report of the board of directors of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the audited financial statements and the auditors' report of the Company for the year ended 31 December 2011		Management	For	For
4		To consider and approve the 2011 profit distribution plan		Management	For	For
5	To consider and approve the re-appointment of
PricewaterhouseCoopers as the international
auditors of the Company and RSM China
Certified Public Accountants, LLP. as the PRC
auditors of the Company to hold office until the
conclusion of the next annual general meeting
and to authorise the Board of Directors to fix their
remuneration				Management	For	For
6	To consider and approve the proposed
amendments to the articles of association of the
Company (details of which are to be set out in a
circular to be despatched to the shareholders of
the Company on or about 23 April 2012), and any
one director or either of the joint company
secretaries of the Company be and is hereby
authorized to deal with on behalf of the Company
the relevant filing, amendments and registration
(where necessary) procedures and other related
issues arising from the amendments to the
articles of association of the Company				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	42,347	03-Apr-2012		18-May-2012
CHINA LIFE INSURANCE CO LTD
Security		Y1477R204		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-May-2012
ISIN		CNE1000002L3		Agenda		703773653 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		11-May-2012
SEDOL(s)		6718976 - B02W3K4 - B06KKF8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 966938 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0404/LTN20120404016.pdf A-ND
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0426/LTN20120426384.pd-f				Non-Voting
1		To consider and approve the Report of the Board of Directors of the Company for the Year 2011		Management	For	For
2		To consider and approve the Report of the Supervisory Committee of the Company for the Year 2011		Management	For	For
3		To consider and approve the Financial Report of the Company for the Year 2011		Management	For	For
4		To consider and approve the Profit Distribution Plan of the Company for the Year 2011		Management	For	For
5		To consider and approve the Remuneration of Directors and Supervisors of the Company		Management	For	For
6	To consider and approve the Remuneration of
Auditors of the Company for the Year 2011 and
the Appointment of PricewaterhouseCoopers
Zhong Tian Certified Public Accountants Limited
Company and PricewaterhouseCoopers as its
PRC auditor and international auditor,
respectively, for the year 2012				Management	For	For
7		To consider and approve the Issue of Debt Financing Instruments		Management	For	For
8		To consider and approve the Proposed Amendments to Articles 157 and 158 of the Articles of Association		Management	For	For
9		To consider and approve the Proposed Amendments to the Procedural Rules for the Board of Directors Meetings		Management	For	For
10		To consider and approve the Proposed Amendments to the Procedural Rules for the Supervisory Committee Meetings		Management	For	For
11		To consider and approve the election of Mr. Yang Mingsheng as an Executive Director of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	75,500	28-Apr-2012		14-May-2012
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	49,203	28-Apr-2012		14-May-2012
PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security		Y7136Y118		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-May-2012
ISIN		ID1000111602		Agenda		703803432 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		18-May-2012
SEDOL(s)		6719764 - B07GVF2 - B1DFDH6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To approve the annual report of the company for
2011 and the annual report of the partnership
and community development program for 2011
as well as the board of commissioners
supervisory report for 2011				Management	For	For
2	To ratify the annual financial statements of the
company for 2011 and the financial statements of
the partnership and community development
program for 2011, and to release and discharge
the member of the board of directors and board
of commissioners of their responsibilities for their
actions and supervision during 2011				Management	For	For
3		To approve the profit allocation for 2011, including the dividend		Management	For	For
4		To approve the appointment of a public accountant to audit the company financial statements for 2012		Management	For	For
5		Approve the remuneration of the board of commissioners and board of directors		Management	For	For
6		To change the composition of the board member		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	139,500	08-May-2012		21-May-2012
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	310,500	08-May-2012		21-May-2012
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
Security		Y15045100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-May-2012
ISIN		CNE1000002N9		Agenda		703701056 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		14-May-2012
SEDOL(s)		B0Y91C1 - B11X6G2 - B127737		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0403/LTN20120403907.pdf		Non-Voting
1		To consider and approve the report of the board of directors of the Company (the "Board") for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the report of the auditors and audited financial statements of the Company for the year ended 31 December 2011		Management	For	For
4	To consider and approve the proposed profit
distribution plan and the final dividend distribution
plan of the Company for the year ended 31
December 2011 and to authorise the Board to
distribute such final dividend to the shareholders
of the Company				Management	For	For
5	To consider and approve the authorisation of the
Board to deal with all matters in relation to the
Company's distribution of interim dividend for the
year 2012 in its absolute discretion (including, but
not limited to, determining whether to distribute
interim dividend for the year 2012)				Management	For	For
6	To consider and approve the continuation of
appointment of Vocation International Certified
Public Accountants Co., Ltd. as the domestic
auditor of the Company and Baker Tilly Hong
Kong Limited as the international auditor of the
Company, to hold office until the conclusion of
the next annual general meeting of the Company
and to authorise the Board to determine their
remuneration				Management	For	For
7		To consider and approve the adoption of the Dividend Distribution Plan		Management	For	For
8		To consider and approve the amendments to the Approved Rules for Management of Funds Raised from Capital Markets		Management	For	For
9	For the purpose of increasing the flexibility and
efficiency in operation, to give a general mandate
to the Board to allot, issue and deal with
additional Domestic Shares not exceeding 20%
of the Domestic Shares in issue and additional H
Shares not exceeding 20% of the H Shares in
issue and authorise the Board to make
corresponding amendments to the Articles of
Association of the Company as it thinks fit so as
to reflect the new share capital structure upon the
allotment or issuance of shares				Management	For	For
10		To consider and approve the amendment to the Approved Articles of Association		Management	For	For
11		To consider and approve the Company's issuance of debt financing instruments within the limit of issuance permitted under relevant laws and regulations as well as other regulatory documents		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN RECORD DATE FROM 22
MAY 2-012 TO 20 APR 2012. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETU-RN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THAN-K YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	44,711	05-Apr-2012		15-May-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	480,508	05-Apr-2012		15-May-2012
CHINA RONGSHENG HEAVY INDUSTRIES GROUP HOLDINGS LT
Security		G21187102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-May-2012
ISIN		KYG211871028		Agenda		703734017 - Management
Record Date		17-May-2012		Holding Recon Date		17-May-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		18-May-2012
SEDOL(s)		B5NSWF4 - B61RXB3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0417/LTN20120417286.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To receive and adopt the audited financial statements and the reports of the directors and the auditor for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend		Management	For	For
3.a		To re-elect Mr. Zhang De Huang as an executive director of the Company		Management	For	For
3.b		To re-elect Mr. Luan Xiao Ming as an executive director of the Company		Management	For	For
3.c		To re-elect Mr. Hong Liang as an executive director of the Company		Management	For	For
3.d		To re-elect Mr. Sean S J Wang as an executive director of the Company		Management	For	For
4		To authorise the board of directors of the Company to fix the remuneration of all directors		Management	For	For
5		To re-appoint PricewaterhouseCoopers as auditor and to authorise the board of directors of the Company to fix its remuneration		Management	For	For
6.A	To grant a general mandate to the board of
directors of the Company to allot, issue and deal
with additional shares of the Company not
exceeding 20% of the issued share capital of the
Company as at the date of passing of this
resolution				Management	For	For
6.B	To grant a general mandate to the board of
directors of the Company to repurchase shares of
the Company not exceeding 10% of the issued
share capital of the Company as at the date of
passing of this resolution				Management	For	For
6.C	To extend, conditional upon the above resolution
nos. 6A and 6B being duly passed, the general
mandate to allot shares of the Company by
adding the aggregate nominal amount of the
repurchased shares to the general mandate				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	935,500	19-Apr-2012		21-May-2012
FIRSTRAND LTD
Security		S5202Z131		Meeting Type		MIX
Ticker Symbol				Meeting Date		23-May-2012
ISIN		ZAE000066304		Agenda		703745680 - Management
Record Date		18-May-2012		Holding Recon Date		18-May-2012
City /	Country	SANDTON /	South Africa	Vote Deadline Date		16-May-2012
SEDOL(s)		5886528 - 6130600 - 6606996		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Approve the amendment of certain of the provisions of the FirstRand Conditional Share Plan 2009		Management	For	For
S.1	Adopt the revised Memorandum Of Incorporation
("MOI") (which, inter alia, incorporates an
amendment to the terms attaching to the
preference shares, being a change in the
dividend rate (the preference share
amendment)); and				Management	For	For
S.2	Approve the preference share amendment by
amending the current MOI (this matter will be
voted on by way of a separate resolution in order
to allow this resolution to only become effective
should the resolution pertaining to the adoption of
the revised MOI not be passed)				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN NUMBERING OF
RESOLUTIONS.-IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM-UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	23,272	21-Apr-2012		16-May-2012
PETRONAS CHEMICALS GROUP BHD
Security		Y6811G103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-May-2012
ISIN		MYL5183OO008		Agenda		703760377 - Management
Record Date				Holding Recon Date		21-May-2012
City /	Country	KUALA LAMPUR /	Malaysia	Vote Deadline Date		16-May-2012
SEDOL(s)		B5KQGT3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial period ended 31 December 2011 together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To approve the payment of final dividend of 8 cent per ordinary share, tax exempt under the single tier tax system in respect of the financial period ended 31 December 2011		Management	For	For
3		To re-elect the following Directors who retire by rotation pursuant to Article 93 of the Company's Articles of Association: Vimala a/p V.R. Menon		Management	For	For
4		To re-elect the following Directors who retire by rotation pursuant to Article 93 of the Company's Articles of Association: Ching Yew Chye		Management	For	For
5		To re-elect the following Directors who retire by rotation pursuant to Article 93 of the Company's Articles of Association: Dong Soo Kim		Management	For	For
6		To re-elect the following Directors who retire pursuant to Article 99 of the Company's Articles of Association: Pramod Kumar Karunakaran		Management	For	For
7		To re-elect the following Directors who retire pursuant to Article 99 of the Company's Articles of Association: Rashidah Alias @ Ahmad		Management	For	For
8		To re-appoint Messrs. KPMG Desa Megat & Co. as Auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 1, 3 TO 7. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETUR-N THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK-YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	31,900	26-Apr-2012		17-May-2012
AXIATA GROUP BHD
Security		Y0488A101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-May-2012
ISIN		MYL6888OO001		Agenda		703778021 - Management
Record Date				Holding Recon Date		21-May-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		16-May-2012
SEDOL(s)		B2QZGV5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial year ended 31 December 2011 together with the Report of the Directors and the Auditors thereon		Management	For	For
2		To declare a final tax exempt dividend under single tier system of 15 sen per ordinary share for the financial year ended 31 December 2011		Management	For	For
3	To re-elect Tan Sri Dato' Azman Haji Mokhtar as
a Director who retires by rotation pursuant to
Article 93 of the Company's Articles of
Association and who being eligible, offers himself
for re-election				Management	For	For
4		To re-elect David Lau Nai Pek as a Director who retires by rotation pursuant to Article 93 of the Company's Articles of Association and who being eligible, offers himself for re-election		Management	For	For
5	To re-elect Kenneth Shen who was appointed to
the Board during the year and retires pursuant to
Article 99 (ii) of the Company's Articles of
Association and being eligible, offers himself for
re-election				Management	For	For
6		To approve the Directors' fees of RM1,847,096.00 payable to the Directors for the financial year ended 31 December 2011		Management	For	For
7	To re-appoint Messrs PricewaterhouseCoopers
having consented to act as the Auditors of the
Company for the financial year ending 31
December 2012 and to authorise the Directors to
fix their remuneration				Management	For	For
8		Proposed shareholders' mandate for recurrent related party transactions of a revenue or trading nature		Management	For	For
S.1		Proposed amendments to the articles of association of Axiata ("proposed amendments")		Management	For	For
S.2		Proposed amendment to article 106(i) of the articles of association of Axiata ("proposed amendment to article 106(i)")		Management	For	For
9		Proposed determination of the amount of fees of non-executive directors for the year ending 31 December 2012 and each subsequent year		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	77,700	01-May-2012		17-May-2012
PT KALBE FARMA TBK
Security		Y71287190		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-May-2012
ISIN		ID1000096803		Agenda		703780331 - Management
Record Date		07-May-2012		Holding Recon Date		07-May-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		21-May-2012
SEDOL(s)		6728102		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval to directors annual report for book year 2011		Management	For	For
2		Approval and ratification on financial report for year 2011 and acquit et de charge to company's board		Management	For	For
3		Appropriation of company's profit for book year 2011		Management	For	For
4		Determine the salary and/or honorarium for company's board		Management	For	For
5		Appointment to public accountant for book year 2012		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN MEETING TIME FROM
14:00 H-RS TO 10:00 HRS. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK Y-OU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	177,000	02-May-2012		22-May-2012
PT KALBE FARMA TBK
Security		Y71287190		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		23-May-2012
ISIN		ID1000096803		Agenda		703812671 - Management
Record Date		07-May-2012		Holding Recon Date		07-May-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		21-May-2012
SEDOL(s)		6728102		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 977144 DUE TO
CHANGE IN SE-QUENCE OF AGENDA. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARD-ED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
1		Approval to stock split of company's shares		Management	For	For
2		Amendment to Article no.3 and Article no.11 paragraph 1,Article no.4 paragraph 1 and 2 of Company's article of association		Management	For	For
3		Changing in the composition of company's director		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	177,000	10-May-2012		22-May-2012
PETROCHINA CO LTD, BEIJING
Security		Y6883Q104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		23-May-2012
ISIN		CNE1000003W8		Agenda		703819738 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		14-May-2012
SEDOL(s)		5939507 - 6226576 - B01DNL9 - B17H0R7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 968556 DUE TO
RECEIPT OF A-CTUAL PAST RECORD DATE.
ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DIS-REGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0405/LTN201204051168.pdf		Non-Voting
1		To consider and approve the Report of the Board of Directors of the Company for the year 2011		Management	For	For
2		To consider and approve the Report of the Supervisory Committee of the Company for the year 2011		Management	For	For
3		To consider and approve the Audited Financial Statements of the Company for the year 2011		Management	For	For
4		To consider and approve the declaration and payment of the final dividend for the year ended 31 December 2011 in the amount and in the manner recommended by the Board of Directors		Management	For	For
5		To consider and approve the authorisation of the Board of Directors to determine the distribution of interim dividends for the year 2012		Management	For	For
6	To consider and approve the continuation of
appointment of PricewaterhouseCoopers,
Certified Public Accountants, as the international
auditors of the Company and
PricewaterhouseCoopers Zhong Tian CPAs
Company Limited, Certified Public Accountants,
as the domestic auditors of the Company, for the
year 2012 and to authorise the Board of Directors
to determine their remuneration				Management	For	For
7	To consider and approve, by way of special
resolution, to grant a general mandate to the
Board of Directors to separately or concurrently
issue, allot and deal with additional domestic
shares and overseas listed foreign shares in the
Company not exceeding 20% of each of its
existing domestic shares and overseas listed
foreign shares of the Company in issue				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	242,000	12-May-2012		15-May-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	471,000	12-May-2012		15-May-2012
BBMG CORP
Security		Y076A3105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-May-2012
ISIN		CNE100000F20		Agenda		703759007 - Management
Record Date		24-Apr-2012		Holding Recon Date		24-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		15-May-2012
SEDOL(s)		B3NFC51 - B3VZS22 - B3XFBW1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 967911 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0328/LTN201203281765.pdf-and
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0425/LTN20120425315.-pdf				Non-Voting
1		To approve the report of the board of directors of the Company for the year ended 31 December 2011		Management	For	For
2		To approve the report of the supervisory board of the Company for the year ended 31 December 2011		Management	For	For
3		To approve the audited accounts of the Company for the year ended 31 December 2011		Management	For	For
4	To approve the profit distribution proposal of the
Company, namely, the proposal for distribution of
a final dividend of RMB0.072 per share (before
tax) in an aggregate amount of approximately
RMB308.4 million for the year ended 31
December 2011, and to authorise the board of
directors of the Company to implement the
aforesaid distribution				Management	For	For
5	To approve the granting of a general mandate to
the board of directors of the Company to issue,
allot and otherwise deal with (1) additional A
shares of the Company not exceeding 20% of the
A shares in issue; and (2) additional H shares of
the Company not exceeding 20% of the H shares
in issue, and to authorize the board of directors of
the Company to make such corresponding
amendments to the Articles of Association of the
Company as it thinks fit so as to reflect the new
capital structure upon the allotment and issue of
the new shares				Management	For	For
6		To approve the proposed amendment to the rules of procedure for the meetings of the board of directors of the Company as set out in the circular of the Company dated 29 March 2012		Management	For	For
7	To consider and, if thought fit, to approve the
appointment of Ernst & Young Hua Ming Certified
Public Accountants as the sole external auditor of
the Company for the year ending 31 December
2012 and to authorise the board of directors of
the Company to determine its remuneration				Management	For	For
8	To approve the issue of debentures with an
aggregate principal amount of not more than
RMB3.0 billion in the PRC and the grant of a
mandate to any two executive directors of the
Company to handle all matters relating to the
issue of the debentures				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	453,354	26-Apr-2012		16-May-2012
PPB GROUP BHD
Security		Y70879104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-May-2012
ISIN		MYL4065OO008		Agenda		703770784 - Management
Record Date				Holding Recon Date		22-May-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		17-May-2012
SEDOL(s)		6681669 - 6681670 - B02H4H3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the audited Financial Statements for the year ended 31 December 2011 and the Reports of the Directors and Auditors thereon		Management	For	For
2		To approve the payment of a final single tier dividend of 13 sen per share in respect of the financial year ended 31 December 2011 as recommended by the Directors		Management	For	For
3		To approve an increase in Directors' fees		Management	For	For
4		To re-elect Mr Lim Soon Huat who retires pursuant to Article 107 of the Articles of Association of the Company		Management	For	For
5	"That pursuant to Section 129(6) of the
Companies Act 1965, Datuk Oh Siew Nam be
hereby re-appointed a Director of the Company
to hold office until the conclusion of the next
Annual General Meeting of the Company"				Management	For	For
6	"That pursuant to Section 129(6) of the
Companies Act 1965, Dato Sri Liang Kim Bang
be hereby re-appointed a Director of the
Company to hold office until the conclusion of the
next Annual General Meeting of the Company"				Management	For	For
7	"That pursuant to Section 129(6) of the
Companies Act 1965, YM Raja Dato' Seri Abdul
Aziz bin Raja Salim be hereby re-appointed a
Director of the Company to hold office until the
conclusion of the next Annual General Meeting of
the Company"				Management	For	For
8		To re-appoint Mazars as auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
9		Authority to issue shares pursuant to Section 132D of the Companies Act 1965		Management	For	For
10		Proposed Renewal of Shareholders' Mandate for Recurrent Related Party Transactions of a Revenue or Trading Nature		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	4,700	27-Apr-2012		18-May-2012
AIR CHINA LTD
Security		Y002A6104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		24-May-2012
ISIN		CNE1000001S0		Agenda		703804321 - Management
Record Date		23-Apr-2012		Holding Recon Date		23-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		15-May-2012
SEDOL(s)		B04KNF1 - B04V2F7 - B04YG10 - B0584Q2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 971416 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0409/LTN20120409066.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0507/LTN20120507746.pd-f				Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU		Non-Voting
1		To consider and approve the report of the board of directors (the "Board") of the Company for the year 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year 2011		Management	For	For
3		To consider and approve the audited consolidated financial statements of the Company for the year 2011 prepared under the PRC Accounting Standards and the International Financial Reporting Standards		Management	For	For
4		To consider and approve the profit distribution proposal and the dividends distribution proposal for the year 2011 as recommended by the Board and to authorise the Board to implement such proposals		Management	For	For
5	To consider and approve the reappointment of
Ernst & Young as the Company's international
auditors and Ernst & Young Hua Ming CPAs
Limited Company as the Company's domestic
auditors for the year ending 31 December 2012
and to authorise the management of the
Company to determine their remunerations for
the year 2012				Management	For	For
6	To authorise the Board of the Company to
exercise the powers to allot, issue and deal with
additional shares of the Company and to make or
grant offers, agreements and option which might
require the exercise of such powers in connection
with not exceeding 20% of each of the existing A
Shares and H Share (as the case may be) in
issue at the date of passing this resolution				Management	For	For
7	To authorise the Board of the Company to
increase the registered capital and amend the
Articles of Association of the Company to reflect
such increase in the registered capital of the
Company under the general mandate granted in
Resolution 6 above				Management	For	For
8		To consider and approve the resolution in relation to the grant of a general mandate to the Board of the Company to issue debt financing instruments		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	18,000	08-May-2012		16-May-2012
CHINA COAL ENERGY CO LTD
Security		Y1434L100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		CNE100000528		Agenda		703707490 - Management
Record Date		24-Apr-2012		Holding Recon Date		24-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		16-May-2012
SEDOL(s)		B1JNK84 - B1L9BJ8 - B1MT2D8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0405/LTN20120405485.pdf		Non-Voting
1		To consider and, if thought fit, to approve the report of the board of directors of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and, if thought fit, to approve the report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and, if thought fit, to approve the audited financial statements of the Company for the year ended 31 December 2011		Management	For	For
4	To consider and, if thought fit, to approve the
profit distribution proposal of the Company,
namely, the proposal for distribution of a final
dividend of RMB0.215 per share (tax inclusive) in
an aggregate amount of approximately
RMB2,851,145,100 for the year ended 31
December 2011, and to authorise the board of
directors of the Company to implement the
aforesaid distribution				Management	For	For
5		To consider and, if thought fit, to approve the capital expenditure budget of the Company for the year ended 31 December 2012		Management	For	For
6		To consider and, if thought fit, to approve the emoluments of the directors and supervisors of the Company for the year ended 31 December 2012		Management	For	For
7	To consider and, if thought fit, to approve the
appointment of PricewaterhouseCoopers Zhong
Tian CPAs Limited Company, as the Company's
domestic auditor and PricewaterhouseCoopers,
Certified Public Accountants, as the Company's
international auditor for the financial year of 2012
and to authorize the board of directors of the
Company to determine their respective
remunerations				Management	For	For
8		To consider and, if thought fit, to approve the guarantees to Huajin Coking Coal Company Limited for bank loan regarding to resources integration and acquisition		Management	For	For
9		To consider and, if thought fit, to approve the guarantees to Huajin Coking Coal Company Limited for bank loan regarding to gas power plant phase II project		Management	For	For
10		To consider and, if thought fit, to approve the amendments to the articles of association of the Company		Management	For	For
11		To consider and, if thought fit, to approve the amendments to the rules of procedures of the general meetings of the Company		Management	For	For
12		To consider and, if thought fit, to approve the amendments to the rules of procedures of the board of directors of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	335,267	07-Apr-2012		17-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	54,000	07-Apr-2012		17-May-2012
CHINA SHENHUA ENERGY COMPANY LTD
Security		Y1504C113		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		CNE1000002R0		Agenda		703713215 - Management
Record Date		24-Apr-2012		Holding Recon Date		24-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		16-May-2012
SEDOL(s)		B09N7M0 - B0CCG94 - B1BJQZ9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0405/LTN20120405693.pdf		Non-Voting
1	To consider and, if thought fit, to approve the
following general mandate to repurchase
domestic shares (A shares) and overseas-listed
foreign invested shares (H shares):- (1) approve
a general mandate to the board of directors to, by
reference to market conditions and in accordance
with needs of the Company, to repurchase
domestic shares (A shares) not exceeding 10%
of the number of domestic shares (A shares) in
issue at the time when this resolution is passed
at annual general meeting and the relevant
resolutions are passed at class meetings of
shareholders. Pursuant to PRC laws and
regulations, and for repurchases of domestic
shares (A shares), the Company will seek further
approval from its shareholders in general meeting
for each repurchase of domestic shares (A
shares) even where the general mandate is
granted, but CONTD				Management	For	For
CONT	CONTD will not be required to seek shareholders'
approval at class meetings-of domestic share (A
share) shareholders or overseas-listed foreign
invested-share (H share) shareholders. (2)
approve a general mandate to the board of-
directors to, by reference to market conditions
and in accordance with needs-of the Company,
to repurchase overseas-listed foreign invested
shares (H-shares) not exceeding 10% of the
number of overseas-listed foreign invested-
shares (H shares) in issue at the time when this
resolution is passed at-annual general meeting
and the relevant resolutions are passed at class-
meetings of shareholders. (3) the board of
directors be authorised to-(including but not
limited to the following):- (i) formulate and
implement-detailed repurchase plan, including
but not limited to repurchase price,-number of
CONTD				Non-Voting
CONT	CONTD shares to repurchase, time of
repurchase and period of repurchase etc;-(ii)
notify creditors in accordance with the PRC
Company Law and articles of-association of the
Company; (iii) open overseas share accounts
and to carry-out related change of foreign
exchange registration procedures; (iv) carry-out
relevant approval procedures required by
regulatory authorities and-venues in which the
Company is listed, and to carry out filings with
the-China Securities Regulatory Commission; (v)
carry out cancelation procedures-for repurchased
shares, decrease registered capital, and to make-
corresponding amendments to the articles of
association of the Company-relating to share
capital and shareholdings etc, and to carry out
statutory-registrations and filings within and
outside China; (vi) approve and execute,-on
behalf of CONTD				Non-Voting
CONT	CONTD the Company, documents and matters
related to share repurchase. The-above general
mandate will expire on the earlier of ("Relevant
Period"):- (a)-the conclusion of the annual
general meeting of the Company for 2012; (b)
the-expiration of a period of twelve months
following the passing of this special-resolution at
the annual general meeting for 2011, the first A
shareholders'-class meeting in 2012 and the first
H shareholders' class meeting in 2012; or-(c) the
date on which the authority conferred by this
special resolution is-revoked or varied by a
special resolution of shareholders at a general-
meeting, or a special resolution of shareholders
at a class meeting of-domestic share (A share)
shareholders or a class meeting of overseas-
listed-foreign invested share (H share)
shareholders, except where the board of-CONTD				Non-Voting
CONT	CONTD directors has resolved to repurchase
domestic shares (A shares) or-overseas-listed
foreign invested shares (H shares) during the
Relevant Period-and the share repurchase is to
be continued or implemented after the Relevant-
Period				Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	32,270	11-Apr-2012		17-May-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	212,019	11-Apr-2012		17-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	33,000	11-Apr-2012		17-May-2012
ZTE CORPORATION
Security		Y0004F105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		CNE1000004Y2		Agenda		703714015 - Management
Record Date		24-Apr-2012		Holding Recon Date		24-Apr-2012
City /	Country	SHENZHEN /	China	Vote Deadline Date		16-May-2012
SEDOL(s)		B04KP88 - B04YDP3 - B05Q046		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0409/LTN20120409094.pdf		Non-Voting
1		To consider and approve the financial statements for the year ended 31 December 2011 audited by the PRC and Hong Kong auditors		Management	For	For
2		To consider and approve the report of the Board of Directors of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the report of the Supervisory Committee of the Company for the year ended 31 December 2011		Management	For	For
4		To consider and approve the report of the President of the Company for the year ended 31 December 2011		Management	For	For
5		To consider and approve the final financial accounts of the Company for the year ended 31 December 2011		Management	For	For
6		To consider and approve the profit distribution proposal of the Company for the year ended 31 December 2011		Management	For	For
7.1		To consider and approve the resolution of the Company proposing the application to Bank of China Limited, Shenzhen Branch for a composite credit facility amounting to RMB23.0 billion		Management	For	For
7.2		To consider and approve the resolution of the Company proposing the application to China Development Bank Corporation, Shenzhen Branch for a composite credit facility amounting to USD 5.0 billion		Management	For	For
8.1	To consider and approve the re-appointment of
Ernst & Young Hua Ming as the PRC auditors of
the Company's financial report for 2012 and
authorise the Board of Directors to fix the
financial report audit fees of Ernst & Young Hua
Ming for 2012 based on the specific audit work to
be conducted				Management	For	For
8.2	To consider and approve the re-appointment of
Ernst & Young as the Hong Kong auditors of the
Company's financial report for 2012 and
authorise the Board of Directors to fix the
financial report audit fees of Ernst & Young for
2012 based on the specific audit work to be
conducted				Management	For	For
9.1	To consider and approve the authorisation for the
Company to invest in derivative products for
value protection against its foreign exchange risk
exposure for an amount not exceeding the
equivalent of USD1.5 billion (such limit may be
applied on a revolving basis during the effective
period of the authorisation). The authorisation
shall be effective from the date on which it is
approved by way of resolution at the general
meeting to the date on which the next annual
general meeting of the Company closes or to the
date on which this authorisation is modified or
revoked at a general meeting, whichever is
earlier				Management	For	For
9.2	To consider and approve the authorisation for
Company to invest in fixed income derivative
products for an amount not exceeding the
equivalent of USD500 million (such limit may be
applied on a revolving basis during the effective
period of the authorisation). The authorisation
shall be effective from the date on which it is
approved by way of resolution at the general
meeting to the date on which the next annual
general meeting of the Company closes or to the
date on which this authorisation is modified or
revoked at a general meeting, whichever is
earlier				Management	For	For
10		To consider and approve the resolution of the Company on the waiver of rights		Management	For	For
11		To consider and approve the resolution on the General Mandate for 2012		Management	For	For
12		To consider and approve the resolution on the amendment of certain clauses of the Articles of Association		Management	For	For
13		To consider and approve the resolution on the amendment of certain clauses of the Rules of Procedure of the Board of Directors Meetings		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	2,400	11-Apr-2012		17-May-2012
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	23,800	11-Apr-2012		17-May-2012
GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU
Security		Y2933F115		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		CNE100000569		Agenda		703715764 - Management
Record Date		23-Apr-2012		Holding Recon Date		23-Apr-2012
City /	Country	GUANGZHOU /	China	Vote Deadline Date		16-May-2012
SEDOL(s)		B19H8Y8 - B1FN0K0 - B1FP2Q6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0410/LTN20120410167.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU		Non-Voting
1		To consider and approve the report of board of directors (the "Board") for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the audited financial statements and the report of auditors for the year ended 31 December 2011		Management	For	For
4		To consider and declare a final dividend for the year ended 31 December 2011 of RMB0.40 per share		Management	For	For
5		To consider and re-appoint PricewaterhouseCoopers as auditors of the Company, and to authorize the Board to fix the remuneration of the auditors		Management	For	For
6		To authorize the Board to decide on matters relating to the payment of interim dividend for the six months ended 30 June 2012		Management	For	For
7.A		To consider and re-elect the retiring director as director, and authorize the Board to fix the remuneration of the director: Re-appointment of Mr. Li Sze Lim as the Company's executive director		Management	For	For
7.B		To consider and re-elect the retiring director as director, and authorize the Board to fix the remuneration of the director: Re-appointment of Mr. Zhang Li as the Company's executive director		Management	For	For
7.C		To consider and re-elect the retiring director as director, and authorize the Board to fix the remuneration of the director: Re-appointment of Mr. Zhou Yaonan as the Company's executive director		Management	For	For
7.D		To consider and re-elect the retiring director as director, and authorize the Board to fix the remuneration of the director: Re-appointment of Mr. Lu Jing as the Company's executive director		Management	For	For
8	To consider and approve the Company to extend
guarantee up to an amount of RMB25 billion in
aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of
the Articles of Association of the Company and
under any of the following circumstances: (a)
total external guarantees (including guarantees to
subsidiaries) of the Company and its subsidiaries
exceed 50% of the latest audited net assets
value; (b) total external guarantees (including
guarantees to subsidiaries) exceed 30% of the
latest audited total assets value; (c) the gearing
ratio of the subsidiary for which guarantee is to
be provided is over 70%; or (d) the guarantee to
be provided to a subsidiary exceed 10% of the
Company's latest audited net assets value.
Guarantees extended will have to be confirmed
at the next shareholders meeting				Management	For	For
9		To consider and approve the guarantees extended in 2011 pursuant to the ordinary resolution no. 8 of 2010 annual general meeting		Management	For	For
10	To consider and approve the extension of the
approval by the shareholders in the Company's
extraordinary general meeting held on 18 June
2007 relating to the proposed A shares issue for
12 months from date of passing of this special
resolution				Management	For	For
11		To authorize the Board to amend the use of proceeds from the Proposed A Share Issue		Management	For	For
12	To grant an unconditional and general mandate
to the Board to issue, allot and deal in additional
shares in the capital of the Company and to
authorize the Board to execute all such relevant
documents and to make the necessary
amendments to the Articles of Association as the
Board thinks fit				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	251,845	12-Apr-2012		17-May-2012
GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU
Security		Y2933F115		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		CNE100000569		Agenda		703717415 - Management
Record Date		23-Apr-2012		Holding Recon Date		23-Apr-2012
City /	Country	GUANGZHOU /	China	Vote Deadline Date		16-May-2012
SEDOL(s)		B19H8Y8 - B1FN0K0 - B1FP2Q6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- https://materials.proxyvote.com/Approved/99999 Z/19840101/NPS_123852.PDF		Non-Voting
1		The effective period for the approval for the proposed A Share Issue be extended until the expiration of a period of 12 months from the date of passing of this resolution		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	251,845	12-Apr-2012		17-May-2012
CNOOC LTD
Security		Y1662W117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		HK0883013259		Agenda		703719065 - Management
Record Date		21-May-2012		Holding Recon Date		21-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		22-May-2012
SEDOL(s)		B00G0S5 - B016D18 - B05QZJ6 - B16TB15		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412018.pdf		Non-Voting
A.1		To receive and consider the audited Statement of Accounts together with the Report of the Directors and Independent Auditors' Report thereon for the year ended 31 December 2011		Management	For	For
A.2		To declare a final dividend for the year ended 31 December 2011		Management	For	For
A.3		To re-elect Mr. Wu Guangqi as an executive director of the Company		Management	For	For
A.4		To re-elect Mr. Wu Zhenfang as a non- executive director of the Company		Management	For	For
A.5		To re-elect Mr. Tse Hau Yin, Aloysius as an independent non- executive director of the Company		Management	For	For
A.6		To authorise the Board of Directors to fix the remuneration of each of the Directors		Management	For	For
A.7		To re-appoint the Company's independent auditors and to authorise the Board of Directors to fix their remuneration		Management	For	For
B.1	To grant a general mandate to the Directors to
repurchase shares in the capital of the Company
not exceeding 10% of the share capital of the
Company in issue as at the date of passing of
this resolution				Management	For	For
B.2	To grant a general mandate to the Directors to
issue, allot and deal with additional shares in the
capital of the Company not exceeding 20% of the
share capital of the Company in issue as at the
date of passing of this resolution				Management	For	For
B.3	To extend the general mandate granted to the
Directors to issue, allot and deal with shares in
the capital of the Company by the aggregate
number of shares repurchased, which shall not
exceed 10% of the share capital of the Company
in issue as at the date of passing of this
resolution				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	148,000	13-Apr-2012		23-May-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	320,800	13-Apr-2012		23-May-2012
CHINA RESOURCES ENTERPRISE LTD
Security		Y15037107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		HK0291001490		Agenda		703740616 - Management
Record Date		18-May-2012		Holding Recon Date		18-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		22-May-2012
SEDOL(s)		5559002 - 6972459 - B01XX75 - B16PNZ1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0420/LTN20120420562.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To receive and consider the audited Financial Statements and the Directors' Report and the Independent Auditor's Report for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend of HKD 0.32 per share for the year ended 31 December 2011		Management	For	For
3(a)		To re-elect Mr. Houang Tai Ninh as Director		Management	For	For
3(b)		To re-elect Dr. Li Ka Cheung, Eric as Director		Management	For	For
3(c)		To re-elect Dr. Cheng Mo Chi as Director		Management	For	For
3(d)		To re-elect Mr. Bernard Charnwut Chan as Director		Management	For	For
3(e)		To re-elect Mr. Siu Kwing Chue, Gordon as Director		Management	For	For
3(f)		To fix the fees for all Directors		Management	For	For
4	To appoint PricewaterhouseCoopers as the
auditor of the Company to hold office until the
conclusion of the next annual general meeting of
the Company and authorise the Directors to fix
their remuneration				Management	For	For
5		Ordinary Resolution in Item No.5 of the Notice of Annual General Meeting. (To give a general mandate to the Directors to repurchase shares of the Company)		Management	For	For
6		Ordinary Resolution in Item No.6 of the Notice of Annual General Meeting. (To give a general mandate to the Directors to issue new shares of the Company)		Management	For	For
7		Ordinary Resolution in Item No.7 of the Notice of Annual General Meeting. (To extend the general mandate to be given to the Directors to issue shares)		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN RECORD DATE FROM 24
MAY 2-012 TO 18 MAY 2012. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETU-RN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THAN-K YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	8,000	21-Apr-2012		23-May-2012
CHINA PHARMACEUTICAL GROUP LTD
Security		Y15018131		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		HK1093012172		Agenda		703750718 - Management
Record Date		18-May-2012		Holding Recon Date		18-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		22-May-2012
SEDOL(s)		5928088 - 6191997 - B01DDX1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0423/LTN20120423489.pdf		Non-Voting
1		To receive and consider the audited financial statements, the report of the directors and the independent auditor's report for the year ended 31 December 2011		Management	For	For
2ai		To re-elect Mr. Feng Zhenying as Director		Management	For	For
2aii		To re-elect Mr. Zhao John Huan as Director		Management	For	For
2aiii		To re-elect Mr. Wang Shunlong as Director		Management	For	For
2aiv		To re-elect Mr. Wang Zhenguo as Director		Management	For	For
2av		To re-elect Mr. Lee Ka Sze, Carmelo as Director		Management	For	For
2b		To re-elect Mr. QI Moujia (who has served as an independent non-executive Director for more than 9 years) as an independent non-executive Director of the Company		Management	For	For
2c		To authorise the board of directors to fix the remuneration of directors		Management	For	For
3		To re-appoint Deloitte Touche Tohmatsu as auditor and authorize the Directors to fix its remuneration		Management	For	For
4		To give a general mandate to the Directors to repurchase shares of the Company (ordinary resolution in item No. 4 of the Notice of Annual General Meeting)		Management	For	For
5		To give a general mandate to the Directors to issue new shares of the Company (ordinary resolution in item No. 5 of the Notice of Annual General Meeting)		Management	For	For
6		To extend the general mandate to be given to the Directors to issue shares (ordinary resolution in item No. 6 of the Notice of Annual General Meeting)		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	28,000	24-Apr-2012		23-May-2012
CHINA SHENHUA ENERGY COMPANY LTD
Security		Y1504C113		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		CNE1000002R0		Agenda		703777411 - Management
Record Date		24-Apr-2012		Holding Recon Date		24-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		16-May-2012
SEDOL(s)		B09N7M0 - B0CCG94 - B1BJQZ9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0427/LTN201204271169.pdf		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 966928 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
1		To consider and, if thought fit, to approve the report of the board of directors of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and, if thought fit, to approve the report of the board of supervisors of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and, if thought fit, to approve the audited financial statements of the Company for the year ended 31 December 2011		Management	For	For
4	To consider and, if thought fit, to approve the
Company's profit distribution plan for the year
ended 31 December 2011: i.e. final dividend for
the year ended 31 December 2011 in the amount
of RMB0.90 per share (inclusive of tax) be
declared and distributed, the aggregate amount
of which is approximately RMB17,901 million,
and to authorise a committee comprising of Mr.
Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling
Wen to implement the above mentioned profit
distribution plan and to deal with matters in
relation to tax with-holding as required by
relevant laws, regulations and regulatory
authorities				Management	For	For
5	To consider and, if thought fit, to approve the
remuneration of the di rec tor s and supervi sor s
of the Company for the year ended 31 December
2011: i.e. aggregate remuneration of the
executive directors is in the amount of
RMB1,710,428.04; aggregate remunerat ion of
the non-executive directors is in the amount of
RMB1,350,000.00, of which the aggregate
remuneration of the independent non-executive				Management	For	For	None
directors is in the amount of RMB1,350,000.00,
the non-executive directors (other than the
independent non-executive directors) are
remunerated by Shenhua Group Corporation
Limited and are not remunerated by the
Company in cash; remuneration of the
supervisors is in the amount of RMB1,361,449.34
6	To consider and, if thought fit, to approve the re-
appointment of external auditors of the Company
for 2012: i.e. re-appointment of KPMG Huazhen
and KPMG as the PRC and international auditors
respectively of the Company for 2012, the term of
such re-appointment shall continue until the next
annual general meeting, and to authorise a
committee comprising of Mr. Zhang Xiwu, Mr.
Zhang Yuzhuo, Mr. Ling Wen and Mr. Gong
Huazhang all being directors of the Company, to
determine their remuneration				Management	For	For
7	To consider and, if thought fit, to approve the
amendments to the Rules of Procedure of Board
Meeting of the Company, (details of which are set
out in the circular of the Company dated 5 April
2012), and to authorise a committee comprising
of Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and Mr.
Ling Wen, all being Directors of the Company, to,
after passing of this resolution, carry out further
amendments to the Rules of Procedure of Board
Meeting of the Company as they may consider
necessary and appropriate at the request of
relevant regulatory authorities from time to time				Management	For	For
8	To consider and, if thought fit, to approve the
amendments to the Related Party Transactions
Decision Making Rules of the Company, (details
of which are set out in the circular of the
Company dated 5 April 2012), and to authorise a
committee comprising of Mr. Zhang Xiwu, Mr.
Zhang Yuzhuo and Mr. Ling Wen, all being
Directors of the Company, to, after passing of this
resolution, carry out further amendments to the
Related Party Transactions Decision Making
Rules of the Company as they may consider
necessary and appropriate at the request of
relevant regulatory authorities from time to time				Management	For	For
9		To consider and, if thought fit, to approve the appointment of Mr. Kong Dong as a director of the second session of the board of directors of the Company and as a non-executive director of the Company		Management	For	For
10	To consider and, if thought fit, to approve the
appointment of Mr. Chen Hongsheng as a
director of the second session of the board of
directors of the Company and as a non-executive
director of the Company				Management	For	For
11	To consider and, if thought fit, to approve the
amendments to the Articles of Association of the
Company (details of which are set out in the
circular of the Company dated 5 April 2012), and
to authorise a committee comprising of Mr.
Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling
Wen, all being Directors of the Company, to, after				Management	For	For	None
passing of this resolution, carry out further
amendments to the Articles of Association of the
Company as they may consider necessary and
appropriate at the request of relevant regulatory
authorities from time to time in the course of filing
the Articles of Association with such regulatory
authorities
12	To consider and, if thought fit, to:- (1) approve a
general mandate to the board of directors to, by
reference to market conditions and in accordance
with needs of the Company, to allot, issue and
deal with, either separately or concurrently,
additional domestic shares (A shares) and
overseas-listed foreign invested shares (H
shares) not exceeding 20% of each of the
number of domestic shares (A shares) and the
number of overseaslisted foreign invested shares
(H shares) in issue at the time of passing this
resolution at annual general meeting. Pursuant to
PRC laws and regulations, the Company will
seek further approval from its shareholders in
general meeting for each issuance of domestic
shares (A shares) even where this general
mandate is approved. (2) the board of directors
be authorised to (including but not limited to the
following):-(i) formulate and implement detailed
issuance plan, including but not limited to the
class of shares to be issued, pricing mechanism
and/or issuance price (including price range),
number of shares to be issued, allottees and use
of proceeds, time of issuance, period of issuance
and whether to issue shares to existing
shareholders; (ii) approve and execute, on behalf
of the Company, agreements related to share
issuance, including but not limited to underwriting
agreement and engagement agreements of
professional advisers; (iii) approve and execute,
on behalf of the Company, documents related to
share issuance for submission to regulatory
authorities, and to carry out approval procedures
required by regulatory authorities and venues in
which the Company is listed; (iv) amend, as
required by regulatory authorities within or
outside China, agreements and statutory
documents referred to in (ii) and (iii) above; (v)
engage the services of professional advisers for
share issuance related matters, and to approve
and execute all acts, deeds, documents or other
matters necessary, appropriate or required for
share issuance; (vi) increase the registered
capital of the Company after share issuance, and
to make corresponding amendments to the
articles of association of the Company relating to
share capital and shareholdings etc, and to carry
out statutory registrations and filings within and
outside China. The above general mandate will
expire on the earlier of ("Relevant Period"):-(a)
the conclusion of the annual general meeting of
the Company for 2012; (b) the expiration of a
period of twelve months following the passing of
this special resolution at the annual general
meeting for 2011; or (c) the date on which the
authority conferred by this special resolution is
revoked or varied by a special resolution of				Management	For	For	None
shareholders at a general meeting, except where
the board of directors has resolved to issue
domestic shares (A shares) or overseas-listed
foreign invested shares (H shares) during the
Relevant Period and the share issuance is to be
continued or implemented after the Relevant
Period
13	To consider and, if thought fit, to approve the
following general mandate to repurchase
domestic shares (A shares) and overseas-listed
foreign invested shares (H shares):-(1) approve a
general mandate to the board of directors to, by
reference to market conditions and in accordance
with needs of the Company, to repurchase
domestic shares (A shares) not exceeding 10%
of the number of domestic shares (A shares) in
issue at the time when this resolution is passed
at annual general meeting and the relevant
resolutions are passed at class meetings of
shareholders. Pursuant to PRC laws and
regulations, and for repurchases of domestic
shares (A shares), the Company will seek further
approval from its shareholders in general meeting
for each repurchase of domestic shares (A
shares) even where the general mandate is
granted, but will not be required to seek
shareholders' approval at class meetings of
domestic share (A share) shareholders or
overseas-listed foreign invested share (H share)
shareholders. (2) approve a general mandate to
the board of directors to, by reference to market
conditions and in accordance with needs of the
Company, to repurchase overseas-listed foreign
invested shares (H shares) not exceeding 10% of
the number of overseas-listed foreign invested
shares (H shares) in issue at the time when this
resolution is passed at annual general meeting
and the relevant resolutions are passed at class
meetings of shareholders. (3) the board of
directors be authorised to (including but not
limited to the following):-(i) formulate and
implement detailed repurchase plan, including
but not limited to repurchase price, number of
shares to repurchase, time of repurchase and
period of repurchase etc; (ii) notify creditors in
accordance with the PRC Company Law and
articles of association of the Company; (iii) open
overseas share accounts and to carry out related
change of foreign exchange registration
procedures; (iv) carry out relevant approval
procedures required by regulatory authorities and
venues in which the Company is listed, and to
carry out filings with the China Securities
Regulatory Commission; (v) carry out cancelation
procedures for repurchased shares, decrease
registered capital, and to make corresponding
amendments to the articles of association of the
Company relating to share capital and
shareholdings etc, and to carry out statutory
registrations and filings within and outside China;
(vi) approve and execute, on behalf of the
Company, document s and mat t e r s related to
share repurchase. The above general mandate
will expire on the earlier of ("Relevant Period"):-				Management	For	For	None
(a) the conclusion of the annual general meeting
of the Company for 2012; (b) the expiration of a
period of twelve months following the passing of
this special resolution at the annual general
meeting for 2011, the first A shareholders' class
meeting in 2012 and the first H shareholders'
class meeting in 2012; or (c) the date on which
the authority conferred by this special resolution
is revoked or varied by a special resolution of
shareholders at a general meeting, or a special
resolution of shareholders at a class meeting of
domestic share (A share) shareholders or a class
meeting of overseas-listed foreign invested share
(H share) shareholders, except where the board
of directors has resolved to repurchase domestic
shares (A shares) or overseas-listed foreign
invested shares (H shares) during the Relevant
Period and the share repurchase is to be
continued or implemented after the Relevant
Period
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	32,270	01-May-2012		17-May-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	212,019	01-May-2012		17-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	33,000	01-May-2012		17-May-2012
STRIDES ARCOLAB LTD
Security		Y8175G117		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-May-2012
ISIN		INE939A01011		Agenda		703791776 - Management
Record Date				Holding Recon Date		23-May-2012
City /	Country	NAVI MUMBAI /	India	Vote Deadline Date		15-May-2012
SEDOL(s)		6690535 - B05PJF7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To consider and adopt the Profit and Loss account for the year ended December 31, 2011, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon		Management	For	For
2		To declare dividend on equity shares		Management	For	For
3		To elect a Director in place of Mr. P.M Thampi, who retires by rotation and being eligible, offers himself for re-election		Management	For	For
4		To elect a Director in place of Mr. A.K Nair, who retires by rotation and being eligible, offers himself for re-election		Management	For	For
5	To appoint Deloitte Haskins & Sells, Chartered
Accountants, Bangalore as Statutory Auditors of
the Company to hold office from the conclusion of
this meeting until the conclusion of the next
Annual General Meeting of the Company and to
authorise the Board of Directors / Audit
Committee to fix their remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	35,527	03-May-2012		15-May-2012
INDIABULLS FINANCIAL SERVICES LTD, GURGAON
Security		Y39129104		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		27-May-2012
ISIN		INE894F01025		Agenda		703798364 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	TBA /	India	Vote Deadline Date		17-May-2012
SEDOL(s)		B02L7L0 - B037665		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Special Resolution under Section 81(1A) of the
Companies Act, 1956, the SEBI ICDR
Regulations and provisions of the other
applicable statutes if any, to the preferential issue
of Warrants convertible into an equivalent
number of Equity shares of the Company, to
certain Promoter group entities / Directors / Key
management personnel, as described in the
resolution at item no.1				Management	For	For
2	Special Resolution under Section 17(1) of the
Companies Act, 1956, for altering/amending the
objects clause of the Memorandum of
Association of the Company, by insertion of new
clause 10 therein, in the Main Objects Clause of
the Memorandum of Association of the Company,
as described in the resolution at item no.2				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	158,474	04-May-2012		17-May-2012
MAGNIT JSC, KRASNODAR
Security		55953Q202		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-May-2012
ISIN		US55953Q2021		Agenda		703776786 - Management
Record Date		13-Apr-2012		Holding Recon Date		13-Apr-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		18-May-2012
SEDOL(s)		B2QKYZ0 - B2R68G6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Ratification of the annual report, annual accounting reports, including the profit and loss statements (profit and loss accounts) of OJSC "Magnit"		Management	For	For
2		Profit and loss distribution of OJSC "Magnit" according to the results of the 2011 financial year		Management	For	For
3		Payment of dividends on shares of OJSC "Magnit" according to the results of the first quarter of 2012 financial year		Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
4.1		Election of the board of directors of OJSC "Magnit":Andrey Aroutuniyan		Management	For	For
4.2		Election of the board of directors of OJSC "Magnit":Valery Butenko		Management	For	For
4.3		Election of the board of directors of OJSC "Magnit":Sergey Galitskiy		Management	For	For
4.4		Election of the board of directors of OJSC "Magnit":Alexander Zayonts		Management	For	For
4.5		Election of the board of directors of OJSC "Magnit":Alexey Makhnev		Management	For	For
4.6		Election of the board of directors of OJSC "Magnit":Khachatur Pombukhchan		Management	For	For
4.7		Election of the board of directors of OJSC "Magnit":Aslan Shkhachemukov		Management	For	For
5.1		Election of the OJSC "Magnit" revision commission: Roman Efimenko		Management	For	For
5.2		Election of the OJSC "Magnit" revision commission: Angela Udovichenko		Management	For	For
5.3		Election of the OJSC "Magnit" revision commission: Denis Fedotov		Management	For	For
6		Approval of the Auditor of OJSC "Magnit"		Management	For	For
7		Approval of the IFRS Auditor of OJSC "Magnit"		Management	For	For
8		Election of the Counting Board of OJSC "Magnit"		Management	For	For
9		Ratification of the Charter of OJSC "Magnit" in the new edition		Management	For	For
10		Approval of the major related-party transactions		Management	For	For
11.1		Approval of the related-party transaction		Management	For	For
11.2		Approval of the related-party transaction		Management	For	For
11.3		Approval of the related-party transaction		Management	For	For
11.4		Approval of the related-party transaction		Management	For	For
11.5		Approval of the related-party transaction		Management	For	For
11.6		Approval of the related-party transaction		Management	For	For
11.7		Approval of the related-party transaction		Management	For	For
11.8		Approval of the related-party transaction		Management	For	For
11.9		Approval of the related-party transaction		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	3,595	07-May-2012		18-May-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	1,582	07-May-2012		18-May-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	409,750	07-May-2012		18-May-2012
ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
Security		Y9892H107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-May-2012
ISIN		CNE100000502		Agenda		703825933 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	FUJIAN PROVINCE /	China	Vote Deadline Date		17-May-2012
SEDOL(s)		6725299 - B01XKZ2 - B0RK2C8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 986533 DUE TO
SPLITTING OF-RESOLUTION NUMBER 8 AND
DELETION OF RESOLUTION NUMBER 12. ALL
VOTES RECEIVED-ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON-THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0511/LTN20120511238.pdf		Non-Voting
1	To consider and approve the amendment of the
articles of association of the Company in the form
as set out in Appendix A of Revised Notice of
2011 Annual General Meeting dated 7 May 2012
and such amendment shall take effect conditional
upon obtaining the approval, endorsement or
registration as may be necessary from the
relevant government authorities of the PRC; and
to authorise the Board of Directors to deal with on
behalf of the Company the relevant application,
approval, registration, filing procedures and other
related matters arising from the amendment of
the articles of association, and to authorise the
Board of Directors to further amend the articles of
association of the Company so as to meet or
fulfill the possible requirements of the relevant
authorities of the PRC in relation to approval,
endorsement and/or registration				Management	For	For
2	To consider and approve an unconditional
general mandate to issue bonds not exceeding
RMB5 billion by the Company, and authorise the
Board of Directors to make necessary
arrangements in relation to the bond issue. Such
unconditional general mandate can be exercised
once or more than once. This authorisation is
valid from the date of this resolution approved at
the general meeting to the convention date of
2012 annual general meeting (details set out in
Appendix B of Revised Notice of 2011 Annual
General Meeting dated 7 May 2012)				Management	For	For
3		To consider and approve the Report of the Board of Directors of the Company for 2011		Management	For	For
4		To consider and approve the Report of the Independent Directors of the Company for 2011		Management	For	For
5		To consider and approve the Report of Supervisory Committee of the Company for 2011		Management	For	For
6		To consider and approve the Company's financial report for the year ended 31 December 2011		Management	For	For
7		To consider and approve the Company's 2011 annual report and its summary report		Management	For	For
CMMT	PLEASE NOTE THAT ALTHOUGH THERE ARE
2 RESOLUTIONS [8.1 AND 8.2] TO BE VOTED
ON-, SHAREHOLDERS ARE PERMITTED TO
VOTE ON 1 OUT OF 2 RESOLUTIONS ONLY.
THE STAND-ING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED THANK YOU				Non-Voting
8.1		To consider and approve the profit distribution proposal of the Company for the year ended 31 December 2011 (note 9): The Board proposed a dividend of RMB0.8 (including tax) in cash per 10 shares		Management	Abstain	Against
8.2	To consider and approve the profit distribution
proposal of the Company for the year ended 31
December 2011 (note 9): A proposal to raise
dividend to RMB1.0 (including tax) in cash per 10
shares (details set out in Appendix I)				Management
9	To consider and approve the remunerations of
the Executive Directors and Chairman of
Supervisory Committee of the Company for the
year ended 31 December 2011 as set out in
Appendix C of Revised Notice of 2011 Annual
General Meeting dated 7 May 2012				Management	For	For
10	To elect Mr. Qiu Xiaohua as a director of the
fourth Board of Directors of the Company and his
biographical details are set out in Appendix 2 of
Notice of 2011 Annual General Meeting dated 11
April 2012 and authorise the Board of Directors to
enter into service contracts and/or appointment
letters with the newly elected director subject to
such terms and conditions as the Board of
Directors shall think fit and to do all such acts and
things and handle all other related matters as
necessary				Management	For	For
11		To consider and approve the reappointment of Ernst & Young Hua Ming as the Company's auditor for the year ended 31 December 2012, and to authorise the Board of Directors to determine the remuneration		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	514,900	16-May-2012		18-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	104,000	16-May-2012		18-May-2012
CHINA UNICOM (HONG KONG) LTD
Security		Y1519S111		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-May-2012
ISIN		HK0000049939		Agenda		703703909 - Management
Record Date		24-May-2012		Holding Recon Date		24-May-2012
City /	Country	HONGKONG /	Hong Kong	Vote Deadline Date		24-May-2012
SEDOL(s)		4101374 - 6263830 - B16PR82		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0405/LTN20120405038.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To receive and consider the financial statements and the Reports of the Directors and of the Independent Auditor for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend for the year ended 31 December 2011		Management	For	For
3ai		To re-elect Mr. Chang Xiaobing as a Director		Management	For	For
3aii		To re-elect Mr. Cheung Wing Lam Linus as a Director		Management	For	For
3aiii		To re-elect Mr. John Lawson Thornton as a Director		Management	For	For
3aiv		To re-elect Mr. Chung Shui Ming Timpson as a Director		Management	For	For
3b		To authorize the Board of Directors to fix the remuneration of the Directors for the year ending 31 December 2012		Management	For	For
4		To re-appoint Messrs. PricewaterhouseCoopers as auditor, and to authorise the Board of Directors to fix their remuneration for the year ending 31 December 2012		Management	For	For
5		To grant a general mandate to the Directors to repurchase shares in the Company not exceeding 10% of the aggregate nominal amount of the existing issued share capital		Management	For	For
6		To grant a general mandate to the Directors to issue, allot and deal with additional shares in the Company not exceeding 20% of the aggregate nominal amount of the existing issued share capital		Management	For	For
7		To extend the general mandate granted to the Directors to issue, allot and deal with shares by the number of shares repurchased		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	22,000	06-Apr-2012		25-May-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	284,885	06-Apr-2012		25-May-2012
SHANGHAI ELECTRIC GROUP CO LTD
Security		Y76824104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-May-2012
ISIN		CNE100000437		Agenda		703714041 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	SHANGHAI /	China	Vote Deadline Date		18-May-2012
SEDOL(s)		B07J656 - B07ZG10 - B0XNVS0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0409/LTN20120409038.pdf		Non-Voting
O.1		To consider and approve the annual report of the Company for the year ended 31 December 2011		Management	For	For
O.2		To consider and approve the report of the Board for the year ended 31 December 2011		Management	For	For
O.3		To consider and approve the report of the Supervisory Committee for the year ended 31 December 2011		Management	For	For
O.4		To consider and approve the report of the auditors, the audited financial statements and the financial results of the Company for the year ended 31 December 2011		Management	For	For
O.5		To consider and approve the profit distribution plan of the Company for the year ended 31 December 2011		Management	For	For
O.6		To consider and approve the re-appointment of Ernst & Young Hua Ming as the Company's PRC auditor and Ernst & Young as the Company's international auditor for the financial year ended 31 December 2012		Management	For	For
O.7	To consider and approve the ratification of
emoluments paid to the Directors and
Supervisors (non-employee representatives) for
the year ended 31 December 2011 and the
authorization of the Board to determine the
emoluments of the Directors and Supervisors
(non-employee representatives) for the year
ended 31 December 2012				Management	For	For
O.8	To consider and approve the renewal of liability
insurance for the Directors, Supervisors and
senior management of the Company, authorise
the Board to determine any adjustments to the
limits of liability and premiums and authorise the
management of the Company to handle issues
relating to the liability insurance on a yearly basis
including but not limited to selection of the
insurance company and execution of insurance
contracts				Management	For	For
O.9	To consider and approve the proposed a letter of
guarantee and electronic banker's acceptance
with total amount of RMB305.33 million issued by
Shanghai Electric Group Finance Co., Ltd. in
respect of loans to be granted to the subsidiaries
of Shanghai Electric (Group) Corporation				Management	For	For
O.10		To consider and approve the proposed transfer of certain investment projects funded by the proceeds from the Private Offering		Management	For	For
O.11		To consider and approve the proposed perpetual allocation of the surplus of the proceeds from the Private Offering to the working capital of the Company		Management	For	For
O12.1		To consider and approve the Waiver from Strict Compliance with Rule 14A.35(1) of the Listing Rules		Management	For	For
O12.2		To consider and approve the Renewal of CCT between the Company and Siemens		Management	For	For
S.1.1		To consider and approve the proposed amendments to the Articles of Association		Management	For	For
S.1.2		To consider and approve the proposed amendments to the Rules and Procedures for Shareholders' General Meeting		Management	For	For
S.1.3		To consider and approve the proposed amendments to the Rules and Procedures for the Meeting of the Board of Directors		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	720,559	11-Apr-2012		21-May-2012
MANILA ELECTRIC CO MER, PASIG CITY
Security		Y5764J148		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-May-2012
ISIN		PHY5764J1483		Agenda		703729840 - Management
Record Date		16-Mar-2012		Holding Recon Date		16-Mar-2012
City /	Country	PASIG CITY /	Philippines	Vote Deadline Date		26-Apr-2012
SEDOL(s)		B247XZ6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Call to order		Management	For	For
2		Certification of notice and quorum		Management	For	For
3		Approval of the minutes of the annual meeting of stockholders held on May 31 2011		Management	For	For
4		Report of the chief operating officer		Management	For	For
5		Prospect/outlook from the president and chief executive officer		Management	For	For
6		Approval of the 2011 audited financial statements		Management	For	For
7		Ratification of acts of the board and management		Management	For	For
8.A		Election of director for the ensuring year: Ramon S. Ang		Management	For	For
8.B		Election of director for the ensuring year: Ray C. Espinosa		Management	For	For
8.C		Election of director for the ensuring year: Jose Ma. K. Lim		Management	For	For
8.D		Election of director for the ensuring year: Manuel M. Lopez		Management	For	For
8.E		Election of director for the ensuring year: Estelito P. Mendoza		Management	For	For
8.F		Election of director for the ensuring year: Artemio V. Panganiban (independent director)		Management	For	For
8.G		Election of director for the ensuring year: Manuel V. Pangilinan		Management	For	For
8.H		Election of director for the ensuring year: Vicente L. Panlilio		Management	For	For
8.I		Election of director for the ensuring year: Eric O. Recto		Management	For	For
8.J		Election of director for the ensuring year: Oscar S. Reyes		Management	For	For
8.K		Election of director for the ensuring year: Pedro E. Roxas (independent director)		Management	For	For
9		Appointment of external auditors		Management	For	For
10		Other business that may properly be brought before the meeting		Management	For	Against
11		Adjournment		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	13,810	18-Apr-2012		27-Apr-2012
MTN GROUP LTD, FAIRLANDS
Security		S8039R108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-May-2012
ISIN		ZAE000042164		Agenda		703753928 - Management
Record Date		18-May-2012		Holding Recon Date		18-May-2012
City /	Country	GAUTENG /	South Africa	Vote Deadline Date		22-May-2012
SEDOL(s)		5949799 - 6563206 - B02P3W5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1O1.1		Re-elect AP Harper as Director		Management	For	For
2O1.2		Re-elect MLD Marole as Director		Management	For	For
3O1.3		Re-elect NP Mageza as Director		Management	For	For
4O1.4		Re-elect AF van Biljon as Director		Management	For	For
5O2.1		Re-elect AF van Biljon as Chairman of the Audit Committee		Management	For	For
6O2.2		Re-elect J van Rooyen as Member of the Audit Committee		Management	For	For
7O2.3		Re-elect NP Mageza as Member of the Audit Committee		Management	For	For
8O2.4		Re-elect MJN Njeke as Member of the Audit Committee		Management	For	For
9O3		Reappoint PricewaterhouseCoopers Inc and SizweNtsalubaGobodo Inc as Joint Auditors		Management	For	For
10O4	To authorize the directors to allot and issue all
unissued ordinary shares of 0.01 cent in the
share capital of the company (subject to a
maximum of 10 percent of the issued shares and
the further limits in the resolution)				Management	For	For
11		Approve Remuneration Philosophy		Management	For	For
12S1		Approve Remuneration of Non Executive Directors		Management	For	For
13S2		Authorise Repurchase of Up to Ten Percent of Issued Share Capital		Management	For	For
14S3	Approve Financial Assistance to Subsidiaries and
Other Related and Inter-related Entities and to
Directors, Prescribed Officers and Other Persons
Participating in Share or Other Employee
Incentive Schemes				Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN TEXT OF
RESOLUTION-10 AND DUE TO RECEIPT OF
COMPLETE NAME OF DIRECTOR'S. IF YOU
HAVE ALREADY SENT-IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEN-D
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	11,794	25-Apr-2012		22-May-2012
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	14,754	25-Apr-2012		22-May-2012
BOC HONG KONG (HOLDINGS) LTD
Security		Y0920U103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-May-2012
ISIN		HK2388011192		Agenda		703761139 - Management
Record Date		23-May-2012		Holding Recon Date		23-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		24-May-2012
SEDOL(s)		6536112 - B01XWZ6 - B06MVT5 - B16MTV0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412395.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To receive and consider the audited Statement of Accounts and the Reports of Directors and of the Auditor of the Company for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend of HKD 0.558 per share for the year ended 31 December 2011		Management	For	For
3.a		To re-elect Mr. Xiao Gang as a Director of the Company		Management	For	For
3.b		To re-elect Mr. Zhou Zaiqun as a Director of the Company		Management	For	For
3.c		To re-elect Mr. Chen Siqing as a Director of the Company		Management	For	For
3.d		To re-elect Mr. Koh Beng Seng as a Director of the Company		Management	For	For
3.e		To re-elect Mr. Tung Savio Wai-Hok as a Director of the Company		Management	For	For
4		To re-appoint PricewaterhouseCoopers as Auditor of the Company and authorise the Board of Directors or a duly authorised Committee of the Board to determine the remuneration of the Auditor		Management	For	For
5	To grant a general mandate to the Board of
Directors to allot, issue and deal with additional
shares in the Company, not exceeding 20% or, in
the case of issue of shares solely for cash and
unrelated to any asset acquisition, not exceeding
5% of the aggregate nominal amount of the
issued share capital of the Company as at the
date of passing this Resolution				Management	For	For
6	To grant a general mandate to the Board of
Directors to repurchase shares in the Company,
not exceeding 10% of the aggregate nominal
amount of the issued share capital of the
Company as at the date of passing this
Resolution				Management	For	For
7	Conditional on the passing of Resolutions 5 and
6, to extend the general mandate granted by
Resolution 5 by adding thereto of an amount
representing the aggregate nominal amount of
the issued share capital of the Company
purchased under the general mandate granted
pursuant to Resolution 6				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	26,502	27-Apr-2012		25-May-2012
ANGANG STEEL COMPANY LTD
Security		Y0132D105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-May-2012
ISIN		CNE1000001V4		Agenda		703771471 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	LIAONING PROVINCE /	China	Vote Deadline Date		18-May-2012
SEDOL(s)		5985511 - 6015644 - B01W468		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412486.pdf		Non-Voting
1		To consider and approve the report of the board of directors of the Company for 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for 2011		Management	For	For
3		To consider and approve the auditor's report of the Company for 2011		Management	For	For
4		To consider and approve the proposal for distribution of the profits of the Company for 2011		Management	For	For
5		To consider and approve the proposed remuneration of the directors and supervisors of the Company for 2011		Management	For	For
6	To consider and approve the proposal for
appointment of RSM China Certified Public
Accountants (Special General Partnership) as the
auditor of the Company for 2012 and to authorize
the board of directors to determine their
remunerations				Management	For	For
7		To consider and approve the proposal for election of Mr. Su Wensheng as a supervisor of the fifth session of the supervisory committee		Management	For	For
8		To consider and approve the proposal for continuing connected transactions in January and February 2012		Management	For	For
9	To consider and approve the proposed
amendments to the articles of association of the
Company (Original Article 232, Original Article
233 ) and to authorise any director of the
Company to deal with the relevant matters or to
execute any documents in relation to such
amendments				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	332,852	28-Apr-2012		21-May-2012
PT UNILEVER INDONESIA TBK
Security		Y9064H141		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-May-2012
ISIN		ID1000095706		Agenda		703821048 - Management
Record Date		11-May-2012		Holding Recon Date		11-May-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		25-May-2012
SEDOL(s)		6687184 - B01ZJK6 - B021YB9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Approval and ratification of annual report and
financial statement for financial year ended 31
Dec 2011 and to release and discharge board of
director and commissioner from their managerial
and supervisory for financial year ended 31 Dec
2011				Management	For	For
2		Re-appointment board of commissioner, re- structuring board of director and determination of remuneration of board of commissioner and director ended 31 Dec 2012		Management	For	For
3		Appointment of public accountant for financial year ended 31 Dec 2012 and to determine the honorarium and its requirement		Management	For	For
4		Appointment report member of Audit committee of the company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	11,500	15-May-2012		28-May-2012
CHINA UNICOM LIMITED
Security		16945R104		Meeting Type		Annual
Ticker Symbol		CHU		Meeting Date		29-May-2012
ISIN		US16945R1041		Agenda		933626840 - Management
Record Date		23-Apr-2012		Holding Recon Date		23-Apr-2012
City /	Country	/	United States	Vote Deadline Date		18-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS AND THE REPORTS OF THE DIRECTORS AND OF THE INDEPENDENT AUDITOR		Management	For	For
2		TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER 2011		Management	For	For
3A1		RE-ELECTION OF DIRECTOR: MR. CHANG XIAOBING		Management	For	For
3A2		RE-ELECTION OF DIRECTOR: MR. CHEUNG WING LAM LINUS		Management	For	For
3A3		RE-ELECTION OF DIRECTOR: MR. JOHN LAWSON THORNTON		Management	For	For
3A4		RE-ELECTION OF DIRECTOR: MR. CHUNG SHUI MING TIMPSON		Management	For	For
3B		TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE REMUNERATION OF THE DIRECTORS FOR THE YEAR ENDING 31 DECEMBER 2012		Management	For	For
4		TO RE-APPOINT MESSRS. PRICEWATERHOUSECOOPERS AS AUDITOR, AND TO AUTHORISE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION FOR THE YEAR ENDING 31 DECEMBER 2012		Management	For	For
5		TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL		Management	For	For
6		TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY		Management	For	For
7		TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES REPURCHASED		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	9,204	02-May-2012		02-May-2012
CHINA OVERSEAS LAND & INVESTMENT LTD
Security		Y15004107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		HK0688002218		Agenda		703721577 - Management
Record Date		28-May-2012		Holding Recon Date		28-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		25-May-2012
SEDOL(s)		5387731 - 6192150 - B01XX64		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412219.pdf		Non-Voting
1		To receive and adopt the Audited Financial Statements and the Reports of the Directors and the Independent Auditor's Report for the year ended 31 December 2011		Management	For	For
2		To approve the declaration of a final dividend for the year ended 31 December 2011 of HK20 cents per share		Management	For	For
3.a		To re-elect Mr. Kong Qingping as Director		Management	For	For
3.b		To re-elect Mr. Nip Yun Wing as Director		Management	For	For
3.c		To re-elect Mr. Luo Liang as Director		Management	For	For
3.d		To re-elect Mr. Zheng Xuexuan as Director		Management	For	For
3.e		To re-elect Mr. Lam Kwong Siu as Director		Management	For	For
4		To authorise the Board to fix the remuneration of the Directors		Management	For	For
5		To appoint Messrs. PricewaterhouseCoopers as Auditors of the Company to hold office until the conclusion of the next Annual General Meeting and to authorise the Board to fix their remuneration		Management	For	For
6		To approve the granting to the Directors the general and unconditional mandate to repurchase shares in the capital of the Company up to 10% of the issued share capital of the Company		Management	For	For
7		To approve the granting to the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company		Management	For	For
8	To approve the extension of the authority granted
to the Directors by Resolution 7 above by adding
the number of shares repurchased pursuant to
the authority granted to the Directors by
Resolution 6 above				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	23,543	13-Apr-2012		28-May-2012
CHINA TELECOM CORP LTD
Security		Y1505D102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		CNE1000002V2		Agenda		703722783 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	HONG KONG /	China	Vote Deadline Date		25-May-2012
SEDOL(s)		3226944 - 6559335 - B01XKW9 - B06KKC5 - B16PQ74		Quick Code		515617000

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412603.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1	That the consolidated financial statements of the
Company, the report of the Board of Directors,
the report of the Supervisory Committee and the
report of the international auditor for the year
ended 31 December 2011 be considered and
approved, and the Board of Directors of the
Company (the "Board") be authorised to prepare
the budget of the Company for the year 2012				Management	For	For
2		That the profit distribution proposal and the declaration and payment of a final dividend for the year ended 31 December 2011 be considered and approved		Management	For	For
3	That the reappointment of KPMG and KPMG
Huazhen as the international auditor and
domestic auditor of the Company respectively for
the year ending on 31 December 2012 be
considered and approved, and the Board be
authorised to fix the remuneration of the auditors				Management	For	For
4		Ordinary resolution numbered 4 of the Notice of AGM dated 12 April 2012 (to approve the election of Mr. Ke Ruiwen as a Director of the Company)		Management	For	For
5.1		Special resolution numbered 5.1 of the Notice of AGM dated 12 April 2012 (to approve the amendments to Article 13 of the articles of association of the Company)		Management	For	For
5.2		Special resolution numbered 5.2 of the Notice of AGM dated 12 April 2012 (to approve the amendments to Article 21 of the articles of association of the Company)		Management	For	For
5.3		Special resolution numbered 5.3 of the Notice of AGM dated 12 April 2012 (to authorise any Director of the Company to complete registration or filing of the amendments to the articles of association)		Management	For	For
6.1		Special resolution numbered 6.1 of the Notice of AGM dated 12 April 2012 (to consider and approve the issue of debentures by the Company)		Management	For	For
6.2		Special resolution numbered 6.2 of the Notice of AGM dated 12 April 2012 (to authorise the Board to issue debentures and determine the specific terms and conditions)		Management	For	For
7.1		Special resolution numbered 7.1 of the Notice of AGM dated 12 April 2012 (to consider and approve the issue of company bonds in the People's Republic of China)		Management	For	For
7.2		Special resolution numbered 7.2 of the Notice of AGM dated 12 April 2012 (to authorise the Board to issue company bonds and determine the specific terms and conditions)		Management	For	For
8	Special resolution numbered 8 of the Notice of
AGM dated 12 April 2012 (To grant a general
mandate to the Board to issue, allot and deal with
additional shares in the Company not exceeding
20% of each of the existing domestic Shares and
H Shares in issue.)				Management	For	For
9	Special resolution numbered 9 of the Notice of
AGM dated 12 April 2012 (To authorise the
Board to increase the registered capital of the
Company and to amend the articles of
association of the Company to reflect such
increase in the registered capital of the Company
under the general mandate.)				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	154,000	14-Apr-2012		28-May-2012
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	285,861	14-Apr-2012		28-May-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	942,458	14-Apr-2012		28-May-2012
CHINA MERCHANTS BANK CO LTD, SHENZEN
Security		Y14896115		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		CNE1000002M1		Agenda		703722973 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	SHENZHEN /	China	Vote Deadline Date		21-May-2012
SEDOL(s)		B1DYPZ5 - B1FL3W7 - B1G4V10		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412309.pdf		Non-Voting
1		Consider and approve the Work Report of the Board of Directors of the Company for the year 2011		Management	For	For
2		Consider and approve the Work Report of the Board of Supervisors of the Company for the year 2011		Management	For	For
3		Consider and approve the Annual Report of the Company for the year 2011 (including the audited financial report)		Management	For	For
4		Consider and approve the Audited Financial Statements of the Company for the year 2011		Management	For	For
5		Consider and approve the Proposal regarding the Profit Appropriation Plan for the year 2011 (including the distribution of final dividend)		Management	For	For
6		Consider and approve the Resolution regarding the Appointment of Accounting Firm and its Remuneration for the year 2012		Management	For	For
7		Consider and approve the Proposal regarding the Appointment of an additional Director		Management	For	For
8.1	Consider and approve the Proposal on Change
of Independent Non-executive Director: Consider
and approve the appointment of Mr. Pan
Chengwei as Independent Non-executive
Director of the Eighth Session of the Board of
Directors of the Company				Management	For	For
8.2	Consider and approve the Proposal on Change
of Independent Non-executive Director: Consider
and approve the appointment of Ms. Guo
Xuemeng as Independent Non-executive Director
of the Eighth Session of the Board of Directors of
the Company				Management	For	For
9.1	Consider and approve the Proposal on Change
of Member of the Board of Supervisors of the
Company: Consider and approve the
appointment of Mr. An Luming as Supervisor of
the Eighth Session of the Board of Supervisors of
the Company				Management	For	For
9.2	Consider and approve the Proposal on Change
of Member of the Board of Supervisors of the
Company: Consider and approve the
appointment of Mr. Liu Zhengxi as Supervisor of
the Eighth Session of the Board of Supervisors of
the Company				Management	For	For
10		Consider and approve the Assessment Report on the Duty Performance of Directors for the year 2011		Management	For	For
11		Consider and approve the Assessment Report on the Duty Performance of Supervisors for the year 2011		Management	For	For
12		Consider and approve the Assessment Report on the Duty Performance and Cross-evaluation of Independent Non-executive Directors for the year 2011		Management	For	For
13		Consider and approve the Related Party Transaction Report for the year 2011		Management	For	For
14		Consider and approve the issuance to substitute for 23 billion maturing Tier 2 Capital Instruments		Management	For	For
15		Consider and approve the proposal regarding expanding the scope of mandate to issue financial bonds		Management	For	For
16		Consider and approve the proposal regarding the general mandate to issue new shares and/or purchase share options		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	28,224	14-Apr-2012		22-May-2012
BANK OF CHINA LTD, BEIJING
Security		Y0698A107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		CNE1000001Z5		Agenda		703722997 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		25-May-2012
SEDOL(s)		B154564 - B15ZP90 - B15ZV58		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412753.pdf		Non-Voting
1		To consider and approve the 2011 Work Report of the Board of Directors of the Bank		Management	For	For
2		To consider and approve the 2011 Work Report of the Board of Supervisors of the Bank		Management	For	For
3		To consider and approve the 2011 Annual Financial Statements of the Bank		Management	For	For
4		To consider and approve the 2011 Profit Distribution Plan of the Bank		Management	For	For
5		To consider and approve the 2012 Annual Budget of the Bank		Management	For	For
6		To consider and approve the re-appointment of PricewaterhouseCoopers Zhong Tian CPAs Limited Company and PricewaterhouseCoopers Hong Kong as the Bank's external auditors for 2012		Management	For	For
7		Elect Arnout Henricus Elisabeth Maria Wellink as Independent Non Executive Director		Management	For	For
8		To consider and approve the proposal to amend the Articles of Association of the Bank		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF DIRECTOR NAMES IN
RESOLU-TION NO. 7. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	612,623	14-Apr-2012		28-May-2012
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	342,047	14-Apr-2012		28-May-2012
BATA INDIA LTD
Security		Y07273116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		INE176A01010		Agenda		703760668 - Management
Record Date				Holding Recon Date		25-May-2012
City /	Country	KOLKATA /	India	Vote Deadline Date		18-May-2012
SEDOL(s)		6124700 - B1GQRJ6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Balance
Sheet as on December 31, 2011, the Profit &
Loss Account for the year ended on that date,
Schedules and Notes on Accounts, Auditors'
Report and Directors' Report thereon				Management	For	For
2		To declare dividend		Management	For	For
3.A		To elect Director in place of those who retire by rotation. Mr. J. Carbajal retire by rotation and being eligible, offer himself for re-election		Management	For	For
3.B		To elect Director in place of those who retire by rotation. Mr. J. Clemons retire by rotation and being eligible, offer himself for re-election		Management	For	For
4	Resolved that Messrs. S. R. Batliboi & Co.,
Chartered Accountants (Regn. No.:301003E), be
and are hereby re-appointed as Auditors of the
Company from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting and that the Audit
Committee of the Board of Directors be and is
hereby authorised to determine the remuneration
payable to the Auditors				Management	For	For
5		Resolved that Mr. Ranjit Mathur be and is hereby appointed a Director of the Company pursuant to Section 257(1) of the Companies Act, 1956		Management	For	For
6	Resolved that subject to the approval of the
Central Government, if required and such other
consents, permissions and approvals as may be
required and pursuant to the provisions of
Section 198, 269, 309, 310 and 311 and all other
applicable provisions, if any, of the Companies
Act, 1956 (hereinafter referred to as "the Act")
read with Schedule XIII to the Act as amended,
the Company hereby accords its approval to the
appointment and terms of remuneration of Mr.
Ranjit Mathur (Mr. Mathur) as Director Finance of
the Company (with such other designation or
designations as the Board of Directors of the
Company may determine and deem fit to give to
Mr. Mathur from time to time) for a period of five
years with effect from February 29, 2012 on such
terms and conditions as set out in the Agreement
executed between the Company CONTD				Management	For	For
CONT	CONTD and Mr. Mathur, which Agreement be
and is hereby specifically approved-with liberty to
the Board of Directors to alter and vary the terms
and-conditions of the said appointment and/or
Agreement in such manner as may be-mutually
agreed upon from time to time within the overall
limits approved by-the Members by way of a
Special Resolution passed at the Seventy-Sixth
Annual-General Meeting held on May 26, 2009				Non-Voting
7	Resolved that pursuant to the provisions of
Section 31 and all other applicable provisions of
the Companies Act, 1956 and Rules framed
thereunder, the existing Articles of Association of
the Company be amended as under : i) After
Article 55 of the Articles of Association of the
Company, the following new Article 55A shall be
inserted: 55A: The Board may provide video
conference facility and/or other permissible
electronic mode of communication to the
shareholders of the Company for participating in
General Meetings of the Company. Such
participation by the shareholders at General
Meetings of the Company through video
conference facility and/or other permissible
electronic mode of communication shall be
governed by the Rules and Regulations as
applicable to the Company for the time being in
force. ii) After Article 85 of CONTD				Management	For	For
CONT	CONTD the Articles of Association of the
Company, the following new Article-85A shall be
inserted: 85A: Directors may participate in
Meetings of the-Board and/or Committees
thereof, through video conference facility and/or-
other permissible electronic mode of
communication. Such participation by the-
Directors at Meetings of the Board and/or
Committees thereof, through video-conference
facility and/or other permissible electronic mode
of communication-shall be governed by the Rules
and Regulations as applicable to the Company-
for the time being in force. Further resolved that
the Board of Directors of-the Company
(hereinafter referred to as "the Board" which term
shall be-deemed to include any Committee or
any person which the Board may-
nominate/constitute to exercise its powers,
including the powers by this-Resolution) CONTD				Non-Voting
CONT	CONTD be and is hereby authorized to carry out
the abovementioned amendments-in the existing
Articles of Association of the Company and that
the Board may-take all such steps as may be
necessary to give effect to this Resolution				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	3,452	27-Apr-2012		28-May-2012
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	25,122	27-Apr-2012		18-May-2012
3I INFOTECH LTD, NAVI MUMBAI
Security		Y88006104		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		INE748C01020		Agenda		703791271 - Management
Record Date		13-Apr-2012		Holding Recon Date		13-Apr-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		21-May-2012
SEDOL(s)		B069657 - B07T593 - B131QD1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Increase in Authorised Share Capital and Amendment to the Memorandum of Association of the Company: Clause V		Management	For	For
2		Amendment to the Articles of Association of the Company: Article 5		Management	For	For
3		Authorisation for restructuring of debts		Management	For	For
4		Allotment of equity shares on preferential basis		Management	For	For
5		Conversion of loans into equity shares		Management	For	For
6		Conversion of certain existing preference shares into equity shares and modification of terms of preference shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	64,965	03-May-2012		21-May-2012
NOVOLIPETSK STEEL OJSC NLMK, LIPETSK
Security		67011E204		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		US67011E2046		Agenda		703799986 - Management
Record Date		10-Apr-2012		Holding Recon Date		10-Apr-2012
City /	Country	LIPETSK /	Russian Federation	Vote Deadline Date		16-May-2012
SEDOL(s)		B0RTNX3 - B0TBDR1 - B1FFRD8 - B50LHL7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.1		To approve the Company's Annual Report 2011, Annual Financial Statements, Income Statement and Profit and Loss distribution upon the Company's financial performance in 2011		Management	For	For
1.2	To declare dividends for 2011 upon issued
common shares in cash in the amount of RUR 2
per one common share. Considering the interim
paid-in dividends for H1 2011 in the amount of 1
rouble and 40 kopecks per one common share,
to pay additionally 60 kopecks per one common
share. The dividends shall be paid before July
30, 2012 by means of funds transfer				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
2.1		To elect member of the Company's Board of Director: Oleg V. Bagrin		Management	For	For
2.2		To elect member of the Company's Board of Director: Helmut Wieser (independent director)		Management	For	For
2.3		To elect member of the Company's Board of Director: Nikolai A. Gagarin		Management	For	For
2.4		To elect member of the Company's Board of Director: Karl Doering		Management	For	For
2.5		To elect member of the Company's Board of Director: Vladimir S. Lisin		Management	For	For
2.6		To elect member of the Company's Board of Director: Karen R. Sarkisov		Management	For	For
2.7		To elect member of the Company's Board of Director: Vladimir N. Skorokhodov		Management	For	For
2.8		To elect member of the Company's Board of Director: Benedict Sciortino (independent director)		Management	For	For
2.9		To elect member of the Company's Board of Director: Franz Struzl (independent director)		Management	For	For
3		To elect of the President of the Company (Chairman of the Management Board)-Alexey A. Lapshin		Management	For	For
4.1		To elect the Company's Audit Commission : Lyudmila V. Kladienko		Management	For	For
4.2		To elect the Company's Audit Commission: Valery S. Kulikov		Management	For	For
4.3		To elect the Company's Audit Commission: Sergey I. Nesmeyanov		Management	For	For
4.4		To elect the Company's Audit Commission : Larisa M. Ovsyannikova		Management	For	For
4.5		To elect the Company's Audit Commission: Galina I. Shipilova		Management	For	For
5.1		To approve Close Joint Stock Company "PricewaterhouseCoopers Audit" as the Company's Auditor		Management	For	For
5.2		CJSC "PricewaterhouseCoopers Audit" shall be engaged to audit the Company's financial statements in accordance with (US GAAP)		Management	For	For
6		To approve the resolution on payment of remuneration to the members of the Company's Board of Directors		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 2.IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PR-OXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	9,057	07-May-2012		16-May-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	1,516	07-May-2012		16-May-2012
CSR CORPORATION LTD
Security		Y1822T103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-May-2012
ISIN		CNE100000BG0		Agenda		703825072 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		21-May-2012
SEDOL(s)		B2Q89Q0 - B2R2ZC9 - B3CQ330 - B3CR4C9 - B3CSBD2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 972789 DUE TO
ADDITIONAL R-ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0412/LTN20120412900.pdf A-ND
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0514/LTN20120514617.pd-f				Non-Voting
1		To consider and approve the 2011 Work Report of the Board of the Company		Management	For	For
2		To consider and approve the 2011 Work Report of the Supervisory Committee of the Company		Management	For	For
3		To consider and approve the resolution in relation to the 2011 final accounts of the Company		Management	For	For
4		To consider and approve the resolution in relation to the 2011 profit distribution plan of the Company. (a cash dividend of RMB0.18 per Share (tax inclusive))		Management	For	For
5		To consider and approve the resolution in relation to the arrangement of guarantees by the Company and its subsidiaries for 2012		Management	For	For
6		To consider and approve the resolution in relation to the matters regarding the A Share connected transactions of the Company for 2012		Management	For	For
7		To consider and approve the resolution in relation to the remuneration and welfare of the Directors and supervisors of the Company for 2011		Management	For	For
8		To consider and approve the resolution in relation to the utilization of an aggregate of RMB4.349 billion out of the total proceeds to temporarily supplement working capital		Management	For	For
9		To consider and approve the resolution in relation to adjustments of use of proceeds on certain projects to be financed by the proceeds		Management	For	For
10		To consider and approve the resolution in relation to the re-appointment of auditors for 2012 and the bases for determination of their remuneration by the Company		Management	For	For
11		To consider and approve the resolution in relation to the authorization of a general mandate to the Board of the Company to issue new A Shares and H Shares of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	605,155	16-May-2012		22-May-2012
ANHUI CONCH CEMENT CO LTD
Security		Y01373102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		CNE1000001W2		Agenda		703721591 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	WUHU CITY /	China	Vote Deadline Date		22-May-2012
SEDOL(s)		6080396 - B01W480 - B1BJMK6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 TO 8". THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412297.pdf		Non-Voting
1		To approve the report of the board of directors (the "Board") for the year ended 31 December 2011		Management	For	For
2		To approve the report of the supervisory committee for the year ended 31 December 2011		Management	For	For
3		To approve the audited financial reports prepared in accordance with the China Accounting Standards and International Financial Reporting Standards respectively for the year ended 31 December 2011		Management	For	For
4		To approve and vote on the resolution regarding the election of Mr. Wong Kun Kau as an independent non-executive director of the Company		Management	For	For
5	To approve the reappointment of KPMG
Huazhen Certified Public Accountants and KPMG
Certified Public Accountants as the PRC auditors
and international auditors of the Company
respectively, and to authorise the Board to
determine the remuneration of the auditors				Management	For	For
6		To approve the Company's profit distribution proposal for the year 2011		Management	For	For
7		To approve the amendments to the Articles of Association of the Company		Management	For	For
8		To approve the grant of a mandate to the Board to exercise the power to allot and issue new shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	16,643	13-Apr-2012		23-May-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	169,615	13-Apr-2012		23-May-2012
CHINA MERCHANTS HOLDINGS (INTERNATIONAL) CO LTD
Security		Y1489Q103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		HK0144000764		Agenda		703755047 - Management
Record Date		24-May-2012		Holding Recon Date		24-May-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		28-May-2012
SEDOL(s)		5387719 - 6416139 - B01XX53		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0425/LTN20120425265.pdf		Non-Voting
1		To receive and consider the Audited Consolidated Financial Statements for the year ended 31 December 2011 together with the Report of the Directors and the Independent Auditor's Report		Management	For	For
2		To declare a final dividend of 68 HK cents per share for the year ended 31 December 2011 in scrip form with cash option		Management	For	For
3.i		To re-elect Dr. Fu Yuning as a Director		Management	For	For
3.ii		To re-elect Mr. Li Yinquan as a Director		Management	For	For
3.iii		To re-elect Mr. Meng Xi as a Director		Management	For	For
3.iv		To re-elect Mr. Su Xingang as a Director		Management	For	For
3.v		To re-elect Mr. Yu Liming as a Director		Management	For	For
3.vi		To re-elect Mr. Zheng Shaoping as a Director		Management	For	For
3.vii		To authorise the Board to fix the remuneration of the Directors		Management	For	For
4		To appoint Deloitte Touche Tohmatsu as Auditor in place of the retiring Auditor, PricewaterhouseCoopers, and to authorise the Board to fix their remuneration		Management	For	For
5.A		To grant a general mandate to the Directors to allot shares as set out in item 5A of the AGM Notice		Management	For	For
5.B		To grant a general mandate to the Directors for the repurchase of shares as set out in item 5B of the AGM Notice		Management	For	For
5.C		To add the nominal amount of the shares repurchased under resolution no. 5B to the mandate granted to the Directors under resolution no. 5A		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	6,000	26-Apr-2012		29-May-2012
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	15,437	26-Apr-2012		29-May-2012
EVERGRANDE REAL ESTATE GROUP LTD
Security		G3225A103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		KYG3225A1031		Agenda		703776421 - Management
Record Date		28-May-2012		Holding Recon Date		28-May-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		28-May-2012
SEDOL(s)		B2Q8YL0 - B558YT0 - B58RSG9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0427/LTN20120427840.pdf		Non-Voting
1		To receive and adopt the audited consolidated financial statements and the reports of the directors of the Company (''Directors'') and the auditors for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend of RMB0.19 per share for the year ended 31 December 2011		Management	For	For
3.a		To re-elect Mr. Li Gang as an executive Director		Management	For	For
3.b		To re-elect Mr. Tse Wai Wah as an executive Director		Management	For	For
3.c		To re-elect Mr. Xu Xiangwu as an executive Director		Management	For	For
3.d		To re-elect Mr. Xu Wen as an executive Director		Management	For	For
4		To authorise the Board to fix the remuneration of the Directors		Management	For	For
5		To approve the re-appointment of PricewaterhouseCoopers as the auditors of the Company and to authorise the Board to fix their remuneration		Management	For	For
6		To approve the granting to the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company		Management	For	For
7		To approve the granting to the Directors the general and unconditional mandate to repurchase shares in the capital of the Company of up to 10% of the issued share capital of the Company		Management	For	For
8	To approve the extension of the authority granted
to the Directors by Resolution 6 above by adding
the number of shares repurchased pursuant to
the authority granted to the Directors by
Resolution 7 above				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	1,113,771	01-May-2012		29-May-2012
STANDARD BANK GROUP LIMITED
Security		S80605140		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		ZAE000109815		Agenda		703780711 - Management
Record Date		25-May-2012		Holding Recon Date		25-May-2012
City /	Country	JOHANNESBURG /	South Africa	Vote Deadline Date		25-May-2012
SEDOL(s)		B030GJ7 - B031GN4 - B03VTK2 - B05LC45		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 977775 DUE TO
SPLITTING OF-RESOLUTIONS 7.4 TO 7.8. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DI-SREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
1		Adopt annual financial statements		Management	For	For
2.1		Elect director: RMW Dunne		Management	For	For
2.2		Elect director: TS Gcabashe		Management	For	For
2.3		Elect director: SJ Macozoma		Management	For	For
2.4		Elect director: KD Moroka		Management	For	For
2.5		Elect director: TMF Phaswana		Management	For	For
2.6		Elect director: Lord Smith of Kelvin, Kt		Management	For	For
3	Resolved to re-appoint KPMG Inc. (with
designated registered auditor being Peter
MacDonald) and PricewaterhouseCoopers Inc,
(with designated registered auditor being Fulvio
Tonelli) as the auditors of Standard Bank Group
Limited for the year ending 31 December 2012				Management	For	For
4		Place unissued ordinary shares under control of directors		Management	For	For
5		Place unissued preference shares under control of directors		Management	For	For
6		Non-binding advisory vote on remuneration policy		Management	For	For
7.1		Approve non-executive directors' fees (2012): Standard Bank Group Chairman		Management	For	For
7.2		Approve non-executive directors' fees (2012): Standard Bank Group Director		Management	For	For
7.3		Approve non-executive directors' fees (2012): Standard Bank Group International Director		Management	For	For
7.4.1		Approve non-executive directors' fees (2012): Directors' Affairs Committee: Chairman		Management	For	For
7.4.2		Approve non-executive directors' fees (2012): Directors' Affairs Committee: Member		Management	For	For
7.5.1		Approve non-executive directors' fees (2012): Group Risk and Capital Management Committee: Chairman		Management	For	For
7.5.2		Approve non-executive directors' fees (2012): Group Risk and Capital Management Committee: Member		Management	For	For
7.6.1		Approve non-executive directors' fees (2012): Group Remuneration Committee: Chairman		Management	For	For
7.6.2		Approve non-executive directors' fees (2012): Group Remuneration Committee: Member		Management	For	For
7.7.1		Approve non-executive directors' fees (2012): Group Social and Ethics Committee: Chairman		Management	For	For
7.7.2		Approve non-executive directors' fees (2012): Group Social and Ethics Committee: Member		Management	For	For
7.8.1		Approve non-executive directors' fees (2012): Group Audit Committee: Chairman		Management	For	For
7.8.2		Approve non-executive directors' fees (2012): Group Audit Committee: Member		Management	For	For
7.9		Approve non-executive directors' fees (2012): Ad hoc meeting attendance		Management	For	For
7.10		Approve non-executive directors' fees (2012): Ad hoc fee per hour		Management	For	For
8		Place shares for the Standard Bank Equity Growth Scheme under control of directors		Management	For	For
9		Place shares for the Group Share Incentive Scheme under control of directors		Management	For	For
10		Give general authority to acquire the company's shares		Management	For	For
11		Give authority to the directors to provide loans or other financial assistance to related or inter- related companies		Management	For	For
12		Adopt a new memorandum of incorporation		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	13,548	02-May-2012		25-May-2012
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	8,978	02-May-2012		25-May-2012
MAXIS BHD
Security		Y58460109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		MYL6012OO008		Agenda		703780874 - Management
Record Date				Holding Recon Date		29-May-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		24-May-2012
SEDOL(s)		B5387L5 - B5BH2N1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To declare a final single-tier tax-exempt dividend of 8 sen per ordinary share for the financial year ended 31 December 2011		Management	For	For
2		To re-elect the Director who retire pursuant to Article 114(1) of the Company's Articles of Association and who being eligible, have offered themselves for re-election: Ghassan Hasbani		Management	For	For
3		To re-elect the Director who retire pursuant to Article 114(1) of the Company's Articles of Association and who being eligible, have offered themselves for re-election: Dr Fahad Hussain S. Mushayt		Management	For	For
4		To re-elect the Director who retire pursuant to Article 114(1) of the Company's Articles of Association and who being eligible, have offered themselves for re-election: Sandip Das		Management	For	For
5	To re-appoint Messrs PricewaterhouseCoopers
(PwC) as Auditors of the Company to hold office
from the conclusion of this meeting until the
conclusion of the next annual general meeting
and to authorise the Directors to fix their
remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	58,800	02-May-2012		25-May-2012
MAXIS BHD
Security		Y58460109		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		MYL6012OO008		Agenda		703780898 - Management
Record Date				Holding Recon Date		29-May-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		24-May-2012
SEDOL(s)		B5387L5 - B5BH2N1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Proposed shareholders' mandate for the
company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with Astro Holdings Sdn Bhd
and/or its affiliates, including but not limited to
Airtime Management and Programming Sdn Bhd,
Digital Five Sdn Bhd, MEASAT Broadcast
Network Systems Sdn Bhd, ASTRO
Entertainment Sdn Bhd, Kristal-Astro Sdn Bhd,
All Asia Multimedia Networks FZ-LLC, Media
Innovations Pty Ltd, Fetch TV Content Pty Ltd
and Getit Infoservices Private Limited				Management	For	For
2	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with Tanjong Public Limited
Company and/or its affiliates, including but not
limited to Tanjong City Centre Property
Management Sdn Bhd and TGV Cinemas Sdn
Bhd				Management	For	For
3	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with MEASAT Global Berhad
and/or its affiliates, including but not limited to
MEASAT Satellite Systems Sdn Bhd and
MEASAT Networks Limited				Management	For	For
4	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with Usaha Tegas Sdn Bhd
and/or its affiliates, including but not limited to UT
Hospitality Services Sdn Bhd, UT projects Sdn
Bhd, UT Energy Services Sdn Bhd, UTSB
Management Sdn Bhd, SRG Asia Pacific Sdn
Bhd, Bumi Armada Berhad, Mobitel (Private)
Limited and Sri Lanka Telecom PLC				Management	For	For
5		Proposed shareholders' mandate for the Company and/or its subsidiaries to enter into recurrent related party transactions of a revenue or trading nature with UMTS (Malaysia) Sdn Bhd		Management	For	For
6	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with Maxis Communications
Berhad and/ or its affiliates, including but not
limited to Dishnet Wireless Limited, Aircel Limited
and Bridge Mobile Pte Ltd				Management	For	For
7	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with Saudi Telecom Company
and/or its affiliates, including but not limited to
Cell C (Pty) Ltd, Kuwait Telecom Company,
AVEA iletisim Hizmetleri A.S., SEBIT Egitim ve
Bilgi Teknolojileri Anonim Sirketi and Viva
Bahrain BSC (C)				Management	For	For
8	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with PT AXIS Telekom
Indonesia (formerly known as PT Natrindo
Telepon Seluler)				Management	For	For
9		Proposed shareholders' mandate for the Company and/or its subsidiaries to enter into recurrent related party transactions of a revenue or trading nature with Malaysian Jet Services Sdn Bhd		Management	For	For
10	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with Communications and
Satellite Services Sdn Bhd and Malaysian
Landed Property Sdn Bhd				Management	For	For
11	Proposed shareholders' mandate for the
Company and/or its subsidiaries to enter into
recurrent related party transactions of a revenue
or trading nature with Strateq Data Centre Sdn
Bhd (formerly known as Kompakar CRC Sdn
Bhd)				Management	For	For
S.1		Proposed amendments to the Articles of Association of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	EGShares Telecom GEMS ETF	BANK OF NEW YORK MELLON	58,800	02-May-2012		25-May-2012
SHANGHAI PHARMACEUTICALS HOLDING CO LTD, SHANGHAI
Security		Y7685S108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		CNE1000012B3		Agenda		703791562 - Management
Record Date		24-May-2012		Holding Recon Date		24-May-2012
City /	Country	SHANGHAI /	China	Vote Deadline Date		22-May-2012
SEDOL(s)		B4Q4CJ6 - B4TJLN5 - B6QVVF0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0502/LTN20120502046.pdf		Non-Voting
1		Report of the Board of Directors 2011 of Shanghai Pharmaceuticals Holding Co., Ltd		Management	For	For
2		Report of the Board of Supervisors 2011 of Shanghai Pharmaceuticals Holding Co., Ltd		Management	For	For
3		Final Accounts Report 2011 of Shanghai Pharmaceuticals Holding Co., Ltd		Management	For	For
4		Profit Distribution Proposal for 2011 of Shanghai Pharmaceuticals Holding Co., Ltd		Management	For	For
5		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Payment of Auditor's Fees for 2011		Management	For	For
6		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Engagement of Auditors		Management	For	For
7		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding External Guarantees for 2012		Management	For	For
8		Financial Budget for 2012 of Shanghai Pharmaceuticals Holding Co., Ltd		Management	For	For
9		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding Adjustment to the Amount for Use of Proceeds from the H Share Offering		Management	For	For
10		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Removal of Mr. Lu Mingfang as a Director		Management	For	For
11		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Election of Mr. Zhou Jie as a Director		Management	For	For
12		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Removal of Mr. Zhou Jie as a Supervisor		Management	For	For
13		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Election of Mr. Zhang Zhenbei as a Supervisor		Management	For	For
14		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding Continuing Connected Transactions of the Company in 2012		Management	For	For
15		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Election of Mr. Li Zhenfu as an Independent Non-executive Director		Management	For	For
16		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Grant of a General Mandate by the Shareholders' General Meeting to the Board of Directors to Allot, Issue and Deal with Shares		Management	For	For
17		Proposal of Shanghai Pharmaceuticals Holding Co., Ltd. Regarding the Amendments to the Articles of Association of the Company		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD DATE
24 MA-Y 2012. IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROX-Y FORM UNLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	26,500	03-May-2012		23-May-2012
INDUSTRIAL AND COMMERCIAL BANK OF CHINA LTD, BEIJI
Security		Y3990B112		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		31-May-2012
ISIN		CNE1000003G1		Agenda		703825921 - Management
Record Date		30-Apr-2012		Holding Recon Date		30-Apr-2012
City /	Country	BEIJING /	China	Vote Deadline Date		28-May-2012
SEDOL(s)		B1G1QD8 - B1GD009 - B1GT900		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 969259 DUE TO
ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AN-D YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0415/LTN20120415028.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0515/LTN20120515349.pd-f				Non-Voting
1		To consider and approve the 2011 Work Report of the Board of Directors of the Bank		Management	For	For
2		To consider and approve the 2011 Work Report of the Board of Supervisors of the Bank		Management	For	For
3		To consider and approve the Bank's 2011 audited accounts		Management	For	For
4		To consider and approve the Bank's 2011 profit distribution plan		Management	For	For
5	To consider and approve the re-appointment of
Ernst & Young and Ernst & Young Hua Ming as
external auditors of the Bank for 2012 for the
term from the passing of this resolution until the
conclusion of the next annual general meeting
and to fix the aggregate audit fees for 2012 at
RMB165.6 million				Management	For	For
6		To consider and approve the appointment of Ms. Dong Juan as external supervisor of the Bank		Management	For	For
7		To consider and approve the appointment of Mr. Meng Yan as external supervisor of the Bank		Management	For	For
8		To consider and approve the appointment of Mr. Hong Yongmiao as an independent non- executive director of the Bank		Management	For	For
9		To consider and approve the payment of remuneration to directors and supervisors of the Bank for 2011		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 2.IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PR-OXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	762,680	16-May-2012		29-May-2012
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	456,094	16-May-2012		29-May-2012
SBERBANK OF RUSSIA OJSC, MOSCOW
Security		80585Y308		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Jun-2012
ISIN		US80585Y3080		Agenda		703800157 - Management
Record Date		12-Apr-2012		Holding Recon Date		12-Apr-2012
City /	Country	MOSCOW /	Russian Federation	Vote Deadline Date		23-May-2012
SEDOL(s)		B3P7N29 - B4MQJN9 - B5SC091		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approve the annual report for 2011		Management	For	For
2		Approve the annual report for 2011, including: accounting balance, profit and loss statement (disclosure forms)		Management	For	For
3		Approve distribution of profits for 2011; 3.2 Pay dividends for ordinary shares in the amount of RUB 2.08 per one share, and for preferred shares in the amount of RUB 2.59 per one share		Management	For	For
4		Approve CJSC Ernst & Young Vneshaudit as the auditor for 2012 and the 1st quarter of 2013		Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
5.1		To elect the following member of the Board of Directors: Gref Herman Oskarovich		Management	For	For
5.2		To elect the following member of the Board of Directors: Guriev Sergei Maratovich		Management	For	For
5.3		To elect the following member of the Board of Directors: Danilov-Danilyan Anton Viktorovich		Management	For	For
5.4		To elect the following member of the Board of Directors: Dmitriev Mikhail Egonovich		Management	For	For
5.5		To elect the following member of the Board of Directors: Zlatkis Bella Ilyinichna		Management	For	For
5.6		To elect the following member of the Board of Directors: Ivanova Nadezhda Yurievna		Management	For	For
5.7		To elect the following member of the Board of Directors: Ignatiev Sergei Mikhailovich		Management	For	For
5.8		To elect the following member of the Board of Directors: Luntovsky Georgy Ivanovich		Management	For	For
5.9		To elect the following member of the Board of Directors: Matovnikov Mikhail Yurievich		Management	For	For
5.10		To elect the following member of the Board of Directors: Mau Vladimir Aleksandrovich		Management	For	For
5.11		To elect the following member of the Board of Directors: Profumo Alessandro		Management	For	For
5.12		To elect the following member of the Board of Directors: Savatyugin Alexei Lvovich		Management	For	For
5.13		To elect the following member of the Board of Directors: Simonyan Rayr Rayrovich		Management	For	For
5.14		To elect the following member of the Board of Directors: Sinelnikov-Murylev Sergei Germanovich		Management	For	For
5.15		To elect the following member of the Board of Directors: Tkachenko Valery Viktorovich		Management	For	For
5.16		To elect the following member of the Board of Directors: Tulin Dmitry Vladislavovich		Management	For	For
5.17		To elect the following member of the Board of Directors: Ulyukaev Alexei Valentinovich		Management	For	For
5.18		To elect the following member of the Board of Directors: Freeman Ronald		Management	For	For
5.19		To elect the following member of the Board of Directors: Shvetsov Sergei Anatolievich		Management	For	For
6.1		Elect the following member of the Auditing Committee: Borodina Natalia Petrovna		Management	For	For
6.2		Elect the following member of the Auditing Committee: Volkov Vladimir Mikhailovich		Management	For	For
6.3		Elect the following member of the Auditing Committee: Dolzhnikov Maxim Leonidovich		Management	For	For
6.4		Elect the following member of the Auditing Committee: Isakhanova Yuliya Yurievna		Management	For	For
6.5		Elect the following member of the Auditing Committee: Kremleva Irina Vladimirovna		Management	For	For
6.6		Elect the following member of the Auditing Committee: Minenko Alexei Yevgenievich		Management	For	For
6.7		Elect the following member of the Auditing Committee: Polyakova Olga Vasilievna		Management	For	For
7	Pay remuneration to the members of the
Supervisory Board of Sberbank of Russia OJSC,
except Alessandro Profumo, subject to their
consent in accordance with the laws of the
Russian Federation in the following amount:-RUB
4.5 million to each of the members of the
Supervisory Board acting as the Chairmen of the
Supervisory Board's committees;-RUB 4.2 million
to each of the members of the Supervisory Board
being the members of the Supervisory Board's
committees;-RUB 3.8 million to each of the
members of the Supervisory Board not being the
members of the Supervisory Board's committees.
2. Pay remuneration to the member of the
Supervisory Board of Sberbank of Russia OJSC
Alessandro Profumo in the amount of EUR
431,497.12 and reimburse him for the expenses
related to his performing the duties of a member
of the Supervisory CONTD				Management	For	For
CONT	CONTD Board of Sberbank of Russia OJSC in
the amount of up to USD 19,657.14.-3. Pay
remuneration to the Chairman of the Auditing
Commission of Sberbank of-Russia OJSC in the
amount of RUB 1.0 million, and to the members
of the-Auditing Commission in the amount of
RUB 750,000, subject to their consent in-
accordance with the laws of the Russian
Federation				Non-Voting
8	Approve the new version of the Bank's Charter.
Commit the President and the Chairman of the
Bank's Executive Board to sign the documents
required for the state registration of the new
version of the Bank's Charter				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	18,636	05-May-2012		18-May-2012
DEVELOPMENT CREDIT BANK LTD, MUMBAI, MAHARASHTRA
Security		Y2051L134		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		01-Jun-2012
ISIN		INE503A01015		Agenda		703803608 - Management
Record Date				Holding Recon Date		30-May-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		24-May-2012
SEDOL(s)		B0ZJXW4 - B1N64N2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet as at March 31, 2012 and the
Audited Profit and Loss Account of the Bank for
the financial year ended on that date and the
Reports of the Directors and Auditors thereon				Management	For	For
2		To appoint a Director in place of Mr. D. E. Udwadia, who retires by rotation and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. Sukh Dev Nayyar, who retires by rotation, and, being eligible, offers himself for re-appointment		Management	For	For
4	To appoint Statutory Auditors of the Bank and
authorize the Board of Directors of the Bank to fix
their remuneration and in that connection to
consider and, if thought fit, to pass with or without
modification, the following Resolution as an
Ordinary Resolution: Resolved that pursuant to
approval of Reserve Bank of India ("RBI") and
pursuant to Section 224 and other applicable
provisions, if any, of the Companies Act 1956
including any statutory modification or re-
enactment thereof for the time being in force,
M/s. B S R & Co., Chartered Accountants, (Regn.
No.101248W) be and are hereby appointed as
the Statutory Auditors of the Bank, to hold office
from the conclusion of this CONTD				Management	For	For
CONT		CONTD Annual General Meeting until the conclusion of the next Annual General-Meeting of the Bank at a remuneration and on the other terms and conditions-as may be fixed by the Board of Directors		Non-Voting
5		Appointment of Branch Auditors		Management	For	For
6		Appointment of Director Mr. Amin Manekia		Management	For	For
7		Appointment of Director Mr. Altaf Jiwani		Management	For	For
8		Remuneration to Chairman		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE TEXT OF THE
RES-OLUTION 1.IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PR-OXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	172,766	08-May-2012		24-May-2012
TRAVELSKY TECHNOLOGY LTD
Security		Y8972V101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		05-Jun-2012
ISIN		CNE1000004J3		Agenda		703725309 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		25-May-2012
SEDOL(s)		6321954 - B01DRR3 - B1BJTR2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412928.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To consider and approve the report of the board of directors of the Company ("Board") for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the Supervisory Committee of the Company for the year ended 31 December 2011		Management	For	For
3	To review the auditor 's report for the year ended
31 December 2011 and to consider and approve
the audited financial statements of the Group (i.e.
the Company and its subsidiaries) for the year
ended 31 December 2011				Management	For	For
4		To consider and approve the allocation of profit and distribution of final dividend for the year ended 31 December 2011		Management	For	For
5	To consider and approve the appointment of
Baker Tilly Hong Kong Limited and Baker Tilly
China as the international and PRC auditors of
the Company, respectively, for the year ending
31 December 2012, and to authorise the Board to
fix the remuneration thereof				Management	For	For
6	To consider and elect Mr. Xu Zhao as a non-
executive director of the 4th session of the Board
for the same term as other members of the 4th
session of the Board; authorize the Board to
determine the remuneration of Mr. Xu according
to the remuneration policy of the 4th session of
the Board; and enter into a service contract with
Mr. Xu; and approve the termination of the office
of Mr. Luo Chaogeng as a non-executive director
of the Company, with effect from the approval
granted at the AGM				Management	For	For
7		To consider and approve the general plan of the Construction Project (as defined in the Circular) and the construction and investment budget plan of its Phase I work as set out in the Circular		Management	For	For
8		To consider and approve the grant of a general mandate to the Board to allot, issue or deal with the shares of the Company as set out in the Circular		Management	For	For
9		To consider and approve the grant of a general mandate to the Board to repurchase H shares of the Company as set out in the Circular		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	68,000	14-Apr-2012		28-May-2012
TRAVELSKY TECHNOLOGY LTD
Security		Y8972V101		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		05-Jun-2012
ISIN		CNE1000004J3		Agenda		703725587 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		25-May-2012
SEDOL(s)		6321954 - B01DRR3 - B1BJTR2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0412/LTN20120412928.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1		To consider and approve the grant of a general mandate to the board of directors of the Company to repurchase H Shares of the Company as set out in the Company's circular dated 13 April 2012		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	68,000	14-Apr-2012		28-May-2012
CHINA OILFIELD SERVICES LTD
Security		Y15002101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		05-Jun-2012
ISIN		CNE1000002P4		Agenda		703769818 - Management
Record Date		14-May-2012		Holding Recon Date		14-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		25-May-2012
SEDOL(s)		6560995 - 7623507 - B01XKQ3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0426/LTN20120426994.pdf		Non-Voting
1		To consider and approve the audited financial statements and the report of the auditor for the year ended 31 December 2011		Management	For	For
2		To consider and approve the proposed profit distribution and annual dividend for the year ended 31 December 2011		Management	For	For
3		To consider and approve the report of the directors of the Company for the year ended 31 December 2011		Management	For	For
4		To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
5	To consider and approve re-appointment of Ernst
& Young Hua Ming and Ernst & Young as the
domestic and international auditors of the
Company for the year 2012 and to authorise the
board of directors to fix the remuneration thereof				Management	For	For
6		To re-elect Mr. Li Yong as an executive director of the Company with immediate effect		Management	For	For
7		To re-elect Mr. Liu Jian as a non-executive director of the Company with immediate effect		Management	For	For
8		To re-elect Mr. Tsui Yiu Wa as an independent non-executive director of the Company with immediate effect		Management	For	For
9		To re-elect Mr. Wang Zhile as an independent supervisor of the Company with immediate effect		Management	For	For
10		To approve the performance evaluation of the Stock Appreciation Rights Scheme of the Company		Management	For	For
11	To approve the provision of guarantees up to a
maximum limit of USD 1.5 billion, of which the
guarantee to be provided for the Proposed Bonds
Issue (to be defined below) shall not exceed USD
1 billion, to a wholly owned subsidiary of the
Company, and to authorize the board of directors
of the Company (which may further authorize the
chief executive officer) to make adjustment to the				Management	For	For	None
guarantees to be provided, to execute any and all
documents and to handle any matters and take
all such steps and actions as may be necessary
for the provision of the guarantee. The authority
in relation to the provision of guarantee will expire
twenty four months from the date of passing of
such resolution
12	(a) To consider and, if thought fit, to approve the
issue of the bonds of an aggregate principal
amount of not more than the equivalent of USD 1
billion (the "Bonds"); and (b) to authorise the
board of directors of the Company (which may
further authorize the chief executive officer) to
confirm and decide on specific terms, conditions
and other matters in relation to the proposed
issue of the Bonds (the "Proposed Bonds Issue")
in accordance with the needs of the Company
and prevailing market conditions (including but
not limited to the issuer, currency of the Bonds,
timing of the issue, the size of issue, the term of
issue, the issue price, interest rates or the
calculation mechanism thereof, the term for the
repayment of principal, whether to issue in
multiple tranches, whether terms of repurchase
ore redemption will be CONTD				Management	For	For
CONT	CONTD incorporate, the issuer's undertaking, the
arrangement of underwriting,-the arrangement of
use of proceeds, the grading arrangement, the
provision of-guarantees, the registration of the
listing of the Bonds, the issue of the-Bonds, the
securities exchange on which the Bonds are to
be listed and other-relevant matters in relation to
the Proposed Bonds Issue), to handle all-matters
in relation to the listing of the Bonds, to execute
any and all-documents in relation to the
Proposed Bonds Issue, to handle all disclosure-
matters in relation to the Proposed Bonds Issue,
to engage the intermediaries-for the Proposed
Bonds Issue, to make adjustments to the matters
relevant to-the Proposed Bonds Issue if there are
any changes of the policy or market-conditions,
and to handle any matters and take all such
steps and actions-CONTD				Non-Voting
CONT		CONTD as may be necessary for the Proposed Bonds Issue. The authority in-relation to the Proposed Bonds Issue will expire twenty four months from the-date of passing of such resolution		Non-Voting
13	To consider and if, thought fit, pass the following
resolution as a special resolution of the Company
subject to the following conditions: (a) subject to
paragraphs (b) and (c) below and subject to all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory
body of securities in the People's Republic of
China (the "PRC"), The Stock Exchange of Hong
Kong Limited (the "Stock Exchange") or of any
other governmental or regulatory body, the
directors of the Company be and are hereby
authorised to exercise, whether by a single				Management	For	For	None
exercise or otherwise, all the powers of the
Company to allot, issue and deal with the
overseas listed foreign shares ("H Shares")
during the Relevant Period (as defined in
paragraph (d) below); (b) the aggregate nominal
amount of the H Shares which are authorised to
CONTD
CONT	CONTD be allotted by the directors of the
Company pursuant to the approval-under
paragraph (a) above shall not exceed 20% of the
aggregate nominal-amount of the H Shares of the
Company in issued as at the date of passing-this
resolution, and the said approval shall be limited
accordingly; and (c)-the authority granted under
paragraph (a) above shall be conditional upon
the-approvals of any regulatory authorities as
required by the laws, rules and-regulations of the
PRC being obtained by the Company; (d) for the
purposes of-this resolution: "Relevant Period"
means the period from the passing of this-
resolution until whichever is the earliest of: (i) the
conclusion of the next-annual general meeting of
the Company; (ii) the expiration of the period-
within which the next annual general meeting of
the Company is required by-CONTD				Non-Voting
CONT	CONTD law or the Company's articles of
association to be held; or (iii) the-date upon
which the authority set out in this resolution is
revoked or varied-by way of special resolution of
the Company in general meeting. (e) subject-to
the approval of all relevant governmental
authorities in the PRC for the-issue and allotment
of and dealing in such H Shares being granted,
the-directors of the Company be and is hereby
authorised to: (i) make such-corresponding
amendments to the Articles of Association (the
"Articles") of-the Company as it thinks fit so as to
change the registered capital of the-Company
and to reflect the new capital structure of the
Company upon the-exercise of the authority to
allot, issue and deal in H Shares as conferred-
under paragraph (a) above; and (ii) file the
amended Articles with the-relevant CONTD				Non-Voting
CONT		CONTD governmental authorities of the PRC of the Company		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD DATE
14 MA-Y 2012. IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROX-Y FORM UNLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	79,655	27-Apr-2012		28-May-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	392,121	27-Apr-2012		28-May-2012
SINOPHARM GROUP CO LTD
Security		Y8008N107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		05-Jun-2012
ISIN		CNE100000FN7		Agenda		703799621 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	SHANGHAI /	China	Vote Deadline Date		25-May-2012
SEDOL(s)		B3ZVDV0 - B4M8B73 - B5NVZ21		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0420/LTN20120420036.pdf		Non-Voting
1		To consider and approve the report of the board (the "Board") of directors (the "Directors") of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the audited financial statements and the auditors' report of the Company for the year ended 31 December 2011		Management	For	For
4		To consider and approve the profit distribution plan and payment of the final dividend for the year ended 31 December 2011		Management	For	For
5	To consider and approve the re-appointment of
PricewaterhouseCoopers Zhong Tian Certified
Public Accountant Co., Ltd. as the domestic
auditor of the Company to hold office until
conclusion of the next annual general meeting,
and to ratify and confirm its remuneration
determined by the Audit Committee of the Board				Management	For	For
6	To consider and approve the re-appointment of
PricewaterhouseCoopers Certified Public
Accountants, Hong Kong as the international
auditor of the Company to hold office until
conclusion of the next annual general meeting,
and to ratify and confirm its remuneration
determined by the Audit Committee of the Board				Management	For	For
7	To consider, approve, ratify and confirm the
remuneration of the Directors for the year ended
31 December 2011 and to consider and authorize
the Board to determine the remuneration of the
Directors for the year ending 31 December 2012				Management	For	For
8	To consider and approve the delegation of the
following powers to the Board: (a) acquisition and
disposal of the assets of the Company with an
aggregate total value of not more than 30% of the
latest audited total assets of the Company over a
period of 12 months; and (b) guarantees in favor
of third parties with an aggregate total value of
not more than 30% of the latest audited total
assets of the Company over a period of 12
months, and if the above delegations are not
consistent with, collide with or conflict with the				Management	For	For	None
requirements under the Rules (the "Listing
Rules") Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited (the
"Stock Exchange") or other requirements of the
Stock Exchange, the requirements under the
Listing Rules or other requirements of the Stock
Exchange should be followed
9	To consider and approve the amendments to the
articles of association of the Company (the
"Articles of Association") in respect of Article 4,
Article 21 and Article 93, and to authorize the
secretary to the Board to make all necessary
applications, approvals, registrations and filings
and other related matters in connection with the
amendments to the Articles of Association
including revisions to wordings as required by the
competent authorities of the PRC				Management	For	For
10	To consider and approve to grant a general
mandate to the Board to exercise the power of
the Company to allot, issue and/or deal with
Domestic Shares and/ or H Shares, details of
which are more particularly described in the
notice of the AGM dated 20 April 2012 (the
"Notice")				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	2,400	05-May-2012		28-May-2012
EGShares Health Care GEMS ETF		EGSHARES HEALTH CARE GEMS ETF	EGShares Health Care GEMS ETF	BANK OF NEW YORK MELLON	32,400	05-May-2012		28-May-2012
INDIABULLS FINANCIAL SERVICES LTD, GURGAON
Security		Y39129104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		05-Jun-2012
ISIN		INE894F01025		Agenda		703829599 - Management
Record Date				Holding Recon Date		01-Jun-2012
City /	Country	NEW DELHI /	India	Vote Deadline Date		24-May-2012
SEDOL(s)		B02L7L0 - B037665		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the audited balance sheet as at March 31, 2012, profit and loss account for the year ended on that date and the reports of the board of directors and auditors thereon		Management	For	For
2		To declare a dividend on equity shares for the year ended March 31, 2012		Management	For	For
3		To appoint a director in place of Mr. Prem Prakash Mirdha, (DIN 01352748) who retires by rotation and being eligible, offers himself for re appointment		Management	For	For
4		To appoint a director in place of Mr. Aishwarya Katoch, (DIN 00557488) who retires by rotation and being eligible, offers himself for re appointment		Management	For	For
5	Resolved that M S Deloitte Haskins and Sells,
Chartered Accountants (Regn. No. 117366W), be
and are hereby appointed as auditors of the
company, to hold office as such from the
conclusion of this annual general meeting until
the conclusion of the next annual general
meeting of the company on such remuneration as
may be fixed by the board of directors				Management	For	For
6	Resolved that pursuant to section 293(1) (d) and
other applicable provisions if any, of the
companies act, 1956, consent of the company be
and is hereby accorded to the board of directors
of the company for borrowing from time to time
any sum or sums of money on such terms and
conditions and with or without security as the
board of directors may think fit, which, together
with the moneys already borrowed by the
company (apart from the temporary loans
obtained or to be obtained from the company's
bankers in the ordinary course of business), may
exceed the aggregate of paid up capital of the
company and its free reserves that is to say
reserves not set apart for any specific purpose at
the relevant CONTD				Management	For	For
CONT	CONTD point of time, provided that the total
amount of money/moneys so-borrowed by the
board shall not at any point of time exceed the
limit of-Rupees 50,000 Crores (Rupees fifty
thousand Crores). resolved further that-the board
of directors be and is hereby authorised to sign
and execute all-such documents and to do all
such acts deeds and things as it may deem-
necessary or expedient in this regard				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	175,974	18-May-2012		28-May-2012
MAANSHAN IRON & STEEL CO LTD
Security		Y5361G109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		06-Jun-2012
ISIN		CNE1000003R8		Agenda		703739461 - Management
Record Date		07-May-2012		Holding Recon Date		07-May-2012
City /	Country	ANHUI PROVINCE /	China	Vote Deadline Date		28-May-2012
SEDOL(s)		6600879 - B01BP40 - B01XLM6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0418/LTN20120418676.pdf		Non-Voting
1		To consider and approve the work report of the board of directors for the year 2011		Management	For	For
2		To consider and approve the work report of the supervisory committee for the year 2011		Management	For	For
3		To consider and approve the audited financial statements for the year 2011		Management	For	For
4		To consider and approve the profit distribution plan for the year 2011		Management	For	For
5	To consider and approve the appointment of
Ernst & Young Hua Ming as the Company's
auditor for the year 2012, and to authorise the
board of directors to determine the remuneration
of the auditor based on that in 2011				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	619,019	20-Apr-2012		29-May-2012
SANLAM LTD
Security		S7302C137		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		06-Jun-2012
ISIN		ZAE000070660		Agenda		703793326 - Management
Record Date		25-May-2012		Holding Recon Date		25-May-2012
City /	Country	CAPE TOWN /	South Africa	Vote Deadline Date		30-May-2012
SEDOL(s)		B0L6750 - B0LKMJ1 - B0MSTY8 - B0MTL45 - B10QWR5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1O1		To consider the Sanlam Integrated Annual Report including the consolidated audited financial statements		Management	For	For
2O2		To re-appoint Ernst & Young as independent external auditors		Management	For	For
O3.1		Re elect MM Bakane- Tuoane as a retiring director		Management	For	For
O3.2		Re elect AD Botha as a retiring director		Management	For	For
O3.3		Re elect PT Motsepe as a retiring director		Management	For	For
O3.4		Re elect SA Nkosi as a retiring director		Management	For	For
O3.5		Re elect ZB Swanepoel as a retiring director		Management	For	For
O3.6		Re elect PL Zim as a retiring director		Management	For	For
O4.1		To individually elect MP Buthelezi as a independent non executive director of the Company as the members of the Audit, Actuarial and Finance Committee		Management	For	For
O4.2		To individually elect FA du Plessis as a independent non executive director of the Company as the members of the Audit, Actuarial and Finance Committee		Management	For	For
O4.3		To individually elect I Plenderleith as a independent non executive director of the Company as the members of the Audit, Actuarial and Finance Committee		Management	For	For
O4.4		To individually elect PdeV Rademeyer as a independent non executive director of the Company as the members of the Audit, Actuarial and Finance Committee		Management	For	For
O4.5		To individually elect CG Swanepoel as a independent non executive director of the Company as the members of the Audit, Actuarial and Finance Committee		Management	For	For
5O5		To cast a non- binding advisory vote on the Company's 2012 Remuneration Policy		Management	For	For
6O6		To note the total amount of non- executive and executive directors' remuneration for the financial year ended 31 December 2011		Management	For	For
A.S1		To consider and approve the remuneration of the non- executive directors of the Company for the period 1 July 2012 till 30 June 2013		Management	For	For
B.S2		To authorise the adoption of the new Memorandum of Incorporation		Management	For	For
C.S3		To give general authority to provide financial assistance to related or inter-related entities		Management	For	For
D.S4		To authorise the Company or a subsidiary of the Company to acquire the Company's shares		Management	For	For
7O7		To authorise any director of the Company, and where applicable the secretary of the Company, to implement the aforesaid ordinary and special resolutions		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	12,841	04-May-2012		30-May-2012
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	388,579	04-May-2012		30-May-2012
CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security		Y14369105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		06-Jun-2012
ISIN		CNE1000002F5		Agenda		703819790 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		28-May-2012
SEDOL(s)		B1JKTQ6 - B1L7ZX4 - B1MT2B6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 966942 DUE TO
RECEIPT OF A-DDITIONAL RESOLUTION. ALL
VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISRE-GARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0418/LTN20120418716.pdf A-ND
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0510/LTN20120510599.pd-f				Non-Voting
1		To consider and approve the report of the Board of Directors of the Company for the year of 2011		Management	For	For
2		To consider and approve the report of the Supervisory Committee of the Company for the year of 2011		Management	For	For
3		To consider and approve the audited consolidated financial statements of the Company for the year ended 31 December 2011		Management	For	For
4	To consider and approve the re-appointment of
PricewaterhouseCoopers as the  Company's
international auditors and
PricewaterhouseCoopers Zhong Tian CPAs
Limited Company as the Company's domestic
auditors for a term ending at the  next annual
general meeting of the Company and to authorise
the Board of   Directors of the Company to
determine their respective remuneration				Management	For	For
5		To consider and approve the distribution plan of profit and dividend for the year of 2011		Management	For	For
6		To consider and approve the future Shareholders' return plan		Management	For	For
7		To consider and approve the CCCC (Shantou) East-Coast New City Investment Co., Ltd. applying for bank loan and the Company providing guarantee to such bank loan		Management	For	For
8	To consider and approve the proposed issue of
domestic corporate bonds of not more than
RMB12 billion in principal amount in the People's
Republic of China and the grant of authorisation
to any two of three executive Directors to
determine/deal with the relevant matters				Management	For	For
9		To consider and approve the proposed amendments to the articles of association of the Company		Management	For	For
10	To authorise the Board of Directors of the
Company (i) to exercise the powers to allot, issue
and deal with additional H shares and A shares
of the Company not more than 20% of each of
the existing issued H shares and A shares of the
Company in issue at the date of passing this
resolution during the Relevant Period (as defined
in the Notice of Annual General Meeting which
was dispatched on or around the same time as
this form of proxy), either separately or
concurrently, and to make or grant offers,
agreements and options in respect thereof; (ii) to
increase the registered capital and amend the
articles of association of the Company to reflect
such increase in the registered capital of the
Company under above general mandate; and (iii)
to approve, execute or do or procure to be done
documents or things in connection with the issue
of these additional shares				Management	For	For
11	To consider and approve the estimated cap for
the internal guarantees of the Group in 2012 and
the authorisation to the management of the
Company to carry out relevant formalities when
providing guarantees within the approved amount				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	48,000	12-May-2012		29-May-2012
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	73,261	12-May-2012		29-May-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	873,216	12-May-2012		29-May-2012
RAYMOND LTD
Security		Y72123147		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		06-Jun-2012
ISIN		INE301A01014		Agenda		703821226 - Management
Record Date				Holding Recon Date		04-Jun-2012
City /	Country	MAHARASHTRA /	India	Vote Deadline Date		25-May-2012
SEDOL(s)		6143255		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive, consider and adopt the Audited Statement of Accounts together with Directors' Report as also the Auditors' Report thereon for the year ended March 31, 2012		Management	For	For
2		To declare dividend on Equity Shares		Management	For	For
3		To appoint a Director in place of Shri P. K. Bhandari, who retires by rotation and is eligible for re-appointment		Management	For	For
4		To appoint a Director in place of Shri I.D. Agarwal, who retires by rotation and is eligible for re-appointment		Management	For	For
5		To appoint a Director in place of Shri Pradeep Guha, who retires by rotation and is eligible for re-appointment		Management	For	For
6	"Resolved that pursuant to Section 224A of the
Companies Act, 1956, Messrs. Dalal & Shah,
Chartered Accountants, (Firm Registration
Number 102021W), be and are hereby re-
appointed as Auditors of the Company to hold
office from the conclusion of this meeting until the
conclusion of the next Annual General Meeting
on such remuneration as agreed upon by the
Board of Directors and the Auditors, in addition to
the reimbursement of service tax and actual out-
of-pocket expenses to be incurred in connection
with the audit of the Accounts of the Company for
the financial year ending March 31, 2013"				Management	For	For
7	"Resolved that Shri H. Sunder, who was
appointed as an Additional Director pursuant to
Section 260 of the Companies Act, 1956 and
Article No. 161 of the Articles of Association of
the Company, be and is hereby appointed as a
Director of the Company, liable to retire by
rotation"				Management	For	For
8	"Resolved that pursuant to the provisions of
Sections 198, 269, 309 read with Schedule XIII
and all other applicable provisions, if any, of the
Companies Act, 1956 and subject to such
approvals and sanctions as may be necessary,
the Company hereby accords its consent and
approval to the appointment of Shri H. Sunder as
Whole-time Director of the Company for a period
of five years with effect from July 29, 2011 to July
28, 2016, on the terms and conditions and
remuneration (including remuneration to be paid				Management	For	For	None
in the event of any loss, absence or inadequacy
of profit in any financial year during the term of
office of Shri H. Sunder) as set out in the
agreement entered into between the Company
and Shri H. Sunder, a copy whereof is placed
before the Meeting duly initialled for the purpose
of identification, which agreement is CONTD
CONT	CONTD hereby specifically approved and
sanctioned with authority to the Board-of
Directors to alter and vary the terms and
conditions of the said-appointment and/or
agreement (including authority, from time to time,
to-determine the amount of salary and variable
pay as also the type and amount-of perquisites
and other benefits payable to Shri H. Sunder), in
such manner-as may be agreed to between the
Board of Directors and Shri H. Sunder-provided
however that the remuneration payable to Shri H.
Sunder shall not-exceed the limits specified in the
said agreement as also the limits-prescribed
under Schedule XIII to the Companies Act, 1956,
including any-amendment, modification, variation
or re-enactment thereof; Resolved further-that
the Board of Directors of the Company (including
any Committee of-Directors) be and is CONTD				Non-Voting
CONT	CONTD hereby authorised to vary and/or revise
the remuneration of Shri H.-Sunder as Whole-
time Director within the overall limits under the
said Act-and to do all such acts, deeds and
things and execute all such documents,-
instruments and writings as may be required and
to delegate all or any of its-powers herein
conferred to any Committee of Directors to give
effect to the-aforesaid resolutions"				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	3,761	15-May-2012		25-May-2012
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	31,011	15-May-2012		25-May-2012
DATANG INTERNATIONAL POWER GENERATION CO LTD
Security		Y20020106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		06-Jun-2012
ISIN		CNE1000002Z3		Agenda		703830302 - Management
Record Date		07-May-2012		Holding Recon Date		07-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		28-May-2012
SEDOL(s)		0571476 - 5896475 - 6080716 - B01DCR8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 976333 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0419/LTN20120419827.pdf A-ND
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0516/LTN20120516596.pd-f				Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To consider and approve the "Report of the Board of Directors (the "Board") for the Year 2011" (including Independent Directors' Report on Work)		Management	For	For
2		To consider and approve the Report of the Supervisory Committee for the Year 2011		Management	For	For
3		To consider and approve the Proposal of Final Accounts for the Year 2011		Management	For	For
4		To consider and approve the Profit Distribution Proposal for the Year 2011		Management	For	For
5		To consider and approve the Resolution on the Re-appointment of RSM China Certified Public Accountants Co., Ltd		Management	For	For
6.1		To consider and approve the "Resolution on the Provision of Guarantees for Certain Subsidiaries of the Company" : To provide a guarantee to YTP		Management	For	For
6.2		To consider and approve the "Resolution on the Provision of Guarantees for Certain Subsidiaries of the Company" : To provide a guarantee to BGP		Management	For	For
6.3		To consider and approve the "Resolution on the Provision of Guarantees for Certain Subsidiaries of the Company" : To provide a guarantee to Tangshan Thermal Power Company		Management	For	For
7		To consider and approve the Resolution on the Provision of a Counter-guarantee for the Borrowings of Datang International (Hong Kong) Limited		Management	For	For
8		To consider and approve the Resolution on the Provision of an Entrusted Loan to Sichuan Datang International Ganzi Hydropower Development Co., Ltd		Management	For	For
9		To consider and approve the Resolution on the Supply of Coal by Beijing Datang Fuel Co., Ltd. to Datang International and its Controlled Subsidiaries		Management	For	For
10		To consider and approve the Resolution on the Supply of Coal by Inner Mongolia Datang Fuel Co., Ltd. to the Enterprises Managed by the Inner Mongolia Branch of Datang International		Management	For	For
11	To consider and approve the Proposal on
Proposing to the Shareholders' General Meeting
to Grant a Mandate to the Board to Determine
the Issuance of New Shares of Not More Than
20% of Each Class of Shares				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	84,000	18-May-2012		29-May-2012
ECORODOVIAS INFRAESTRUTURA E LOGISTICA SA, SAO PAU
Security		P3661R107		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		06-Jun-2012
ISIN		BRECORACNOR8		Agenda		703840795 - Management
Record Date				Holding Recon Date		04-Jun-2012
City /	Country	SAO PAULO /	Brazil	Vote Deadline Date		30-May-2012
SEDOL(s)		B5720R0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
I	Ratification of the transactions conducted by
Ecoporto holding S.A. from here onwards the
transaction and Ecoporto holding, respectively, a
subsidiary of the company, through which
Ecoporto holding a. subscribes for and pays in
shares representing 41.29 percent of the voting
and total share capital of ABA Porto
Participacoes S.A. from here onwards ABA
Porto, b. will come, as soon as the transaction is
completed, to jointly manage and jointly control
ABA Porto, and c. will have the option of buying
all of the quotas representative of the capital of
Cff Participacoes Ltda. from here onwards Cff
Participacoes, which is the holder of the
remaining shares of ABA Porto, representative of
58.71 percent of its voting and total share capital				Management	For	For
II	Ratification of the hiring, by Ecoporto holding, of
Virtus BR Partners Assessoria Corporativa Ltda.
and of Mazars E Guerard Auditores
Independentes, from here onwards the
appraisers, as specialized companies to proceed
with the valuation of ABA Porto and its assets,
within the framework of the transaction, for the
purposes, respectively, of paragraph 1 and of line
c of part ii of the main part of article 256 of law
number 6404 of December 15, 1976, as
amended, from here onwards the share
corporations law				Management	For	For
III		Ratification of the valuation reports prepared by the appraisers, from here onwards the valuation reports		Management	For	For
IV	Authorization for the managers of the company to
do any and all acts and sign any and all
documents necessary or convenient to carry out
the resolutions above and to take all the
measures necessary to formalize the transaction,
as well as to ratify the acts done or measures
taken and the documents signed within the
framework of the transaction				Management	For	For
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ADDITIONAL
COMMENT. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	147,444	24-May-2012		31-May-2012
CHINA CONSTRUCTION BANK CORPORATION, BEIJING
Security		Y1397N101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		07-Jun-2012
ISIN		CNE1000002H1		Agenda		703747329 - Management
Record Date		07-May-2012		Holding Recon Date		07-May-2012
City /	Country	HONG KONG /	China	Vote Deadline Date		04-Jun-2012
SEDOL(s)		B0LMTQ3 - B0N9XH1 - B0YK577		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0422/LTN20120422048.pdf		Non-Voting
1		2011 report of Board of Directors		Management	For	For
2		2011 report of Board of Supervisors		Management	For	For
3		2011 final financial accounts		Management	For	For
4		2011 profit distribution plan		Management	For	For
5		2011 final emoluments distribution plan for Directors and Supervisors		Management	For	For
6		Budget of 2012 fixed assets investment		Management	For	For
7		Appointment of auditors for 2012		Management	For	For
8		Re-election of Mr. Chen Zuofu as Executive Director		Management	For	For
9		Election of Ms. Elaine La Roche as Independent Non-executive Director		Management	For	For
10		Revisions to the Articles of Association of the Bank		Management	For	For
11		Revisions to the Procedural Rules for the Shareholders' General Meeting of the Bank		Management	For	For
12		Revisions to the Procedural Rules for the Board of Directors of the Bank		Management	For	For
13		Revisions to the Procedural Rules for the Board of Supervisors of the Bank		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	555,350	24-Apr-2012		05-Jun-2012
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	350,995	24-Apr-2012		05-Jun-2012
TECH MAHINDRA LTD, PUNE
Security		Y85491101		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		07-Jun-2012
ISIN		INE669C01028		Agenda		703817746 - Management
Record Date				Holding Recon Date		05-Jun-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		30-May-2012
SEDOL(s)		B1C4TB0 - B1FQ5B5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering and if thought fit,
approving, with or without modification(s), the
proposed scheme of amalgamation and
arrangement, which inter alia provides for the
merger of (i) Venturbay Consultants Private
Limited the "Transferor Company No. 1"), Satyam
Computer Services Limited (the "Transferor
Company No. 2"), C&S System Technologies
Private Limited (the "Transferor Company No.
3"), Mahindra Logisoft Business Solutions Limited
("Transferor Company No. 4") and CanvasM
Technologies Limited (the "Transferor Company
No. 5") with the Transferee Company; and (ii) the
consequent reorganization of the Securities
Premium of the Transferee Company (hereinafter
referred to as the "Scheme") and at such meeting
and any adjournment thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	2,684	11-May-2012		30-May-2012
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	28,170	11-May-2012		30-May-2012
URALKALIY OJSC, BEREZNIKI
Security		91688E206		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		07-Jun-2012
ISIN		US91688E2063		Agenda		703827432 - Management
Record Date		26-Apr-2012		Holding Recon Date		26-Apr-2012
City /	Country	BEREZINKI /	Russian Federation	Vote Deadline Date		21-May-2012
SEDOL(s)		B1FLM08 - B28RV47 - B3K5JF3 - B55DM13		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To approve the Procedure of the Annual General Meeting of Shareholders of OJSC "Uralkali"		Management	For	For
2		To approve the annual report of OJSC "Uralkali" for the year 2011		Management	For	For
3		To approve the annual financial statements of OJSC "Uralkali" for the year 2011		Management	For	For
4	To approve the distribution of profits of OJSC
"Uralkali" based on the results of the year 2011
as follows: 1. To pay dividends based on the
results of the year 2011 in the amount of 4 rubles
per each ordinary share of OJSC "Uralkali"; 2. To
pay remuneration to the members of the Revision
Commission in the amount of 287.4 thousand
rubles				Management	For	For
5.1		To elect the following individual to the Revision Commission of OJSC "Uralkali": Olga Vyatkina		Management	For	For
5.2		To elect the following individual to the Revision Commission of OJSC "Uralkali": Lidiya Nikonova		Management	For	For
5.3		To elect the following individual to the Revision Commission of OJSC "Uralkali": Valery Lepekhin		Management	For	For
5.4		To elect the following individual to the Revision Commission of OJSC "Uralkali": Natalya Prokopova		Management	For	For
5.5		To elect the following individual to the Revision Commission of OJSC "Uralkali": Artem Tkachev		Management	For	For
6	To approve the Closed Joint Stock Company
"PricewaterhouseCoopers Audit" as the auditor of
the financial statements of OJSC "Uralkali"
developed in compliance with the International
Financial Reporting Standards (IFRS) for the
year 2012				Management	For	For
7	To approve the Limited Liability Company Audit
Firm "BAT-Audit" as the auditor of the financial
statements of OJSC "Uralkali" developed in
compliance with the Russian Standards of
Accounting (RSA) for the year 2012				Management	For	For
8		To approve the new edition of the Charter of OJSC "Uralkali"		Management	For	For
9		To approve the Amendments to the Regulations on Remuneration and Reimbursement of the Members of the Board of Directors of OJSC "Uralkali"		Management	For	For
10		To approve the new edition of the Regulations on the General Meeting of Shareholders of OJSC "Uralkali"		Management	For	For
11		On establishment of the price of property which is the subject matter of the Deeds of Indemnity between OJSC "Uralkali" and each of the members of the Board of Directors of OJSC "Uralkali"		Management	For	For
12		On approval of interconnected transactions - Deeds of Indemnity between OJSC "Uralkali" and each of the members of the Board of Directors of OJSC "Uralkali" - as related party transactions		Management	For	For
13		On establishment of the price of insurance services - liability insurance of the directors and officers of OJSC "Uralkali"		Management	For	For
14		On approval of insurance transactions - liability insurance of the directors and officers of OJSC "Uralkali"-as related party transactions		Management	For	For
15.1	To approve the entry into contractor agreements
(including agreements for design and survey
works), agreements for services on a non-gratis
basis, agreements to conduct research and
design works, testing and design and process
works between Open Joint Stock Company
"Uralkali" (Customer) and Open Joint Stock
Company "Ural Scientific and Research Project
Institute of Galurgia" (Contractor) as related party
transactions that may be concluded in the future
in the course of ordinary business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 1,300 million roubles				Management	For	For
15.2	To approve the entry into contractor agreements
(including agreements for design and survey
works), agreements for services on a non-gratis
basis, agreements to conduct research and
design works, testing and design and process
works between Open Joint Stock Company
"Uralkali" (Customer) and the Closed Joint Stock
Company "VNII Galurgii" (Contractor) as related
party transactions that may be concluded in the
future in the ordinary course of business of Open
Joint Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 550 million roubles				Management	For	For
15.3	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Limited
Liability Company "Stroitelno-Montazhny Trest
"Bereznikovskoye shakhtostroitelnoye
upravleniye" (Contractor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 4,700 million roubles				Management	For	For
15.4	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and "Solikamsky
Stroitelny Trest" (Contractor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 2,400 million roubles				Management	For	For
15.5	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Closed Joint
Stock Company "Novaya Nedvizhimost"
(Contractor) as related party transactions that
may be concluded in the future in the ordinary
course of business of Open Joint Stock Company
"Uralkali" and to set the maximum value of the
aforementioned transactions at 340 million
roubles				Management	For	For
15.6	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Open Joint
Stock Company "Baltic Bulker Terminal"
(Contractor) as related party transactions that
may be concluded in the future in the ordinary
course of business of Open Joint Stock Company
"Uralkali" and to set the maximum value of the
aforementioned transactions at 1,800 million
roubles				Management	For	For
15.7	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Limited
Liability Company "Wagon Depot Balakhontsy"
(Contractor) as related party transactions that
may be concluded in the future in the ordinary
course of business of Open Joint Stock Company
"Uralkali" and to set the maximum value of the
aforementioned transactions at 2,000 million
roubles				Management	For	For
15.8	To approve the entry into agreements for the
provision of services on a non-gratis basis
between Open Joint Stock Company "Uralkali"
(Customer) and Closed Joint Stock Company
"Registrator Intraco" (Contractor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 8 million roubles				Management	For	For
15.9	To approve the entry into agreements for the
provision of services on a non-gratis basis
between Open Joint Stock Company "Uralkali"
(Customer) and Closed Joint Stock Company
"Avtrotranskali" (Contractor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 1,200 million roubles				Management	For	For
15.10	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Limited
Liability Company "Satellite-Service" (Contractor)
as related party transactions that may be
concluded in the future in the ordinary course of
business of Open Joint Stock Company "Uralkali"
and to set the maximum value of the
aforementioned transactions at 300 million
roubles				Management	For	For
15.11	To approve the entry into agreements for the
provision of services on a non-gratis basis
between Open Joint Stock Company "Uralkali"
(Customer) and Limited Liability Company
"Vodokanal" (Contractor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 15 million roubles				Management	For	For
15.12	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Limited
Liability Company "Security agency "Sheriff-
Berezniki" (Contractor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 135 million roubles				Management	For	For
15.13	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Open Joint
Stock Company "Kopeysky Mashinostroitelny
Zavod" (Contractor) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at 35
million roubles				Management	For	For
15.14	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Limited
Liability Company "EN-Resource" (Contractor) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 400 million roubles				Management	For	For
15.15	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Limited
Liability Company "Centre of Automation and
Measurements" (Contractor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 295 million roubles				Management	For	For
15.16	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Customer) and Limited
Liability Company "Uralkali-Remont" (Contractor)
as related party transactions that may be
concluded in the future in the ordinary course of
business of Open Joint Stock Company "Uralkali"
and to set the maximum value of the
aforementioned transactions at 7,200 million
roubles				Management	For	For
15.17	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Contractor) and Limited
Liability Company "Wagon Depot Balakhontsy"
(Customer) as related party transactions that may
be concluded in the future in the ordinary course
of business of Open Joint Stock Company
"Uralkali" and to set the maximum value of the
aforementioned transactions at 30 million roubles				Management	For	For
15.18	To approve the entry into agreements for the
provision of services on a non-gratis basis
between Open Joint Stock Company "Uralkali"
(Contractor) and Closed Joint Stock Company
"Avtrotranskali" (Customer) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 0.3 million roubles				Management	For	For
15.19	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Contractor) and Limited
Liability Company "Satellite-Service" (Customer)
as related party transactions that may be
concluded in the future in the ordinary course of
business of Open Joint Stock Company "Uralkali"
and to set the maximum value of the
aforementioned transactions at 0.5 million
roubles				Management	For	For
15.20	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Contractor) and Limited
Liability Company "Centre of Automation and
Measurements" (Customer) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 0.6 million roubles				Management	For	For
15.21	To approve the entry into contractor agreements
and agreements for the provision of services on a
non-gratis basis between Open Joint Stock
Company "Uralkali" (Contractor) and Limited
Liability Company "Uralkali-Remont" (Customer)
as related party transactions that may be
concluded in the future in the ordinary course of
business of Open Joint Stock Company "Uralkali"
and to set the maximum value of the
aforementioned transactions at 9 million roubles				Management	For	For
15.22	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"Stroitelno-Montazhny Trest "Bereznikovskoye
shakhtostroitelnoye upravleniye" (Tenant) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 160 million roubles				Management	For	For
15.23	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Closed Joint Stock Company
"Solikamsky stroitelny trest" (Tenant) as related
party transactions that may be concluded in the
future in the ordinary course of business of Open
Joint Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 35 million roubles				Management	For	For
15.24	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Closed Joint Stock Company
"Novaya Nedvizhimost" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 10 million roubles				Management	For	For
15.25	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company "Wagon
Depot Balakhontsy" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 270 million roubles				Management	For	For
15.26	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"Polyclinic Uralkali-Med" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 30 million roubles				Management	For	For
15.27	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"Avtotranskali" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 200 million roubles				Management	For	For
15.28	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"Satellite-Service" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 20 million roubles				Management	For	For
15.29	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Closed Joint Stock Company "SP
Kama" (Tenant) as related party transactions that
may be concluded in the future in the ordinary
course of business of Open Joint Stock Company
"Uralkali" and to set the maximum value of the
aforementioned transactions at 10 million roubles				Management	For	For
15.30	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"Vodokanal" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 30 million roubles				Management	For	For
15.31	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"Security Agency "Sheriff-Berezniki" (Tenant) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 3.3 million roubles				Management	For	For
15.32	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Open Joint Stock Company
"Kamskaya Gornaya Kompaniya" (Tenant) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 1 million roubles				Management	For	For
15.33	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Closed Joint Stock Company
"Uralkali-Technology" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 3 million roubles				Management	For	For
15.34	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"ENResource" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 10 million roubles				Management	For	For
15.35	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company "Centre
of Automation and Measurements" (Tenant) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 10 million roubles				Management	For	For
15.36	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Landlord) and Limited Liability Company
"Uralkali-Remont" (Tenant) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 200 million roubles				Management	For	For
15.37	To approve the entry into rent agreements
between Open Joint Stock Company "Uralkali"
(Tenant) and Open Joint Stock Company "Ural
Scientific and Research Project Institute of
Galurgia" (Landlord) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at 1
million roubles				Management	For	For
15.38	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company
Stroitelno-montazhny trust "Bereznikovskoye
shakhtostroitelnoye upravleniye" (Buyer) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 500 million roubles				Management	For	For
15.39	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Closed Joint Stock Company
"Solikamsky Stroitelny Trust" (Buyer) as related
party transactions that may be concluded in the
future in the ordinary course of business of Open
Joint Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 260 million roubles				Management	For	For
15.40	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Closed Joint Stock Company
"Novaya Nedvizhimost" (Buyer) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 2.8 million roubles				Management	For	For
15.41	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company "Wagon
Depot Balakhontsy" (Buyer) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 220 million roubles				Management	For	For
15.42	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company
"Polyclinic Uralkali-Med" (Buyer) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 1 million roubles				Management	For	For
15.43	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Closed Joint Stock Company "Belarusian Potash
Company" (Buyer) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at
30,000 million roubles				Management	For	For
15.44	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company
"Avtotranskali" (Buyer) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 50 million roubles				Management	For	For
15.45	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company
"Satellite-Service" (Buyer) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 0.25 million roubles				Management	For	For
15.46	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Closed Joint Stock Company "SP
Kama" (Buyer) as related party transactions that
may be concluded in the future in the ordinary
course of business of Open Joint Stock Company
"Uralkali" and to set the maximum value of the
aforementioned transactions at 0.02 million
roubles				Management	For	For
15.47	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company "EN-
Resource" (Buyer) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at 100
million roubles				Management	For	For
15.48	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company "Centre
of Automation and Measurements" (Buyer) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 20 million roubles				Management	For	For
15.49	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Seller,
Supplier) and Limited Liability Company "Uralkali-
Remont" (Buyer) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at 1,800
million roubles				Management	For	For
15.50	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Limited Liability Company Stroitelno-montazhny
trust "Bereznikovskoye shakhtostroitelnoye
upravleniye" (Seller, Supplier) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 50 million roubles				Management	For	For
15.51	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Closed Joint Stock Company "Solikamsky
Stroitelny Trust" (Seller, Supplier) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 200 million roubles				Management	For	For
15.52	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Closed Joint Stock Company "Novaya
Nedvizhimost" (Seller, Supplier) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 9 million roubles				Management	For	For
15.53	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Limited Liability Company "Wagon Depot
Balakhontsy" (Seller, Supplier) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 0.5 million roubles				Management	For	For
15.54	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Limited Liability Company "Satellite-Service"
(Seller, Supplier) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at 35
million roubles				Management	For	For
15.55	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Open Joint Stock Company "Kopeysky
Mashinostroitelny Zavod" (Seller, Supplier) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 1,200 million roubles				Management	For	For
15.56	To approve the entry into sale and purchase
agreements and supply agreements between
Open Joint Stock Company "Uralkali" (Buyer) and
Limited Liability Company "Uralkali-Remont"
(Seller, Supplier) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at 100
million roubles				Management	For	For
15.57	To approve the entry into loan agreements
between Open Joint Stock Company "Uralkali"
(Lender) and Closed Joint Stock Company
"Solikasmky stroitelny trust" (Borrower) as related
party transactions that may be concluded in the
future in the ordinary course of business of Open
Joint Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 150 million roubles				Management	For	For
15.58	To approve the entry into loan agreements
between Open Joint Stock Company "Uralkali"
(Lender) and Closed Joint Stock Company "SP
Kama" (Borrower) as related party transactions
that may be concluded in the future in the
ordinary course of business of Open Joint Stock
Company "Uralkali" and to set the maximum
value of the aforementioned transactions at 10
million roubles				Management	For	For
15.59	To approve the entry into loan agreements
between Open Joint Stock Company "Uralkali"
(Lender) and Open Joint Stock Company
"Kamskaya Gornaya Kompaniya" (Borrower) as
related party transactions that may be concluded
in the future in the ordinary course of business of
Open Joint Stock Company "Uralkali" and to set
the maximum value of the aforementioned
transactions at 235 million roubles				Management	For	For
15.60	To approve the entry into loan agreements
between Open Joint Stock Company "Uralkali"
(Lender) and Closed Joint Stock Company
"Uralkali-Technology" (Borrower) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 5.5 million roubles				Management	For	For
15.61	To approve the entry into licensing agreements
between Open Joint Stock Company "Uralkali"
(Licensee) and Limited Liability Company
"Satellite-Service" (Licensor) as related party
transactions that may be concluded in the future
in the ordinary course of business of Open Joint
Stock Company "Uralkali" and to set the
maximum value of the aforementioned
transactions at 1.1 million roubles				Management	For	For
15.62	To approve contributions by Open Joint Stock
Company "Uralkali" into the property of the
following subsidiaries of Open Joint Stock
Company "Uralkali": (1) Limited Liability
Company "Media-Sphera" and/or (2) Limited
Liability Company "Avtotranskali" and/or (3)
Limited Liability Company "Stroitelno-montazhny
trust "Bereznikovskoye shakhtostroitelnoye
upravleniye" and/or (4) Limited Liability Company
"Wagon Depot Balakhontsy" and/or (5) Limited
Liability Company "Polyclinic Uralkali-Med"
and/or (6) Limited Liability Company "Satellite-
Service" and/or (7) Limited Liability Company
"Vodokanal" and/or (8) Limited Liability Company
"EN-Resource" and/or (9) Limited Liability
Company "Centre of Automation and
Measurements" and/or (10) Limited Liability
Company "Uralkali-Remont" as related party
transactions that may be concluded CONTD				Management	For	For
CONT		CONTD in the future in the ordinary course of business of Open Joint Stock-Company "Uralkali" and to set the maximum value of the aforementioned-transactions at 1,000 million roubles		Non-Voting
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
16.1		To elect the following individual to the Board of Directors of OJSC "Uralkali": Anton Averin		Management	For	For
16.2		To elect the following individual to the Board of Directors of OJSC "Uralkali": Vladislav Baumgertner		Management	For	For
16.3		To elect the following individual to the Board of Directors of OJSC "Uralkali": Alexander Voloshin		Management	For	For
16.4		To elect the following individual to the Board of Directors of OJSC "Uralkali": Anna Kolonchina		Management	For	For
16.5		To elect the following individual to the Board of Directors of OJSC "Uralkali": Alexander Malakh		Management	For	For
16.6		To elect the following individual to the Board of Directors of OJSC "Uralkali": Vladislav Mamulkin		Management	For	For
16.7		To elect the following individual to the Board of Directors of OJSC "Uralkali": Robert John Margetts		Management	For	For
16.8		To elect the following individual to the Board of Directors of OJSC "Uralkali": Alexander Mosionzhik		Management	For	For
16.9		To elect the following individual to the Board of Directors of OJSC "Uralkali": Paul James Ostling		Management	For	For
16.10		To elect the following individual to the Board of Directors of OJSC "Uralkali": Gordon Holden Sage		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	2,997	17-May-2012		21-May-2012
BYD COMPANY LTD, SHENZHEN
Security		Y1023R104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		CNE100000296		Agenda		703747331 - Management
Record Date		08-May-2012		Holding Recon Date		08-May-2012
City /	Country	SHENZHEN /	China	Vote Deadline Date		30-May-2012
SEDOL(s)		6536651 - B01XKF2 - B0WVS95		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0423/LTN20120423048.pdf		Non-Voting
1		To consider and approve the report of the board of directors of the Company for the year 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year 2011		Management	For	For
3		To consider and approve the audited financial statements of the Company for the year 2011		Management	For	For
4		To consider and approve annual report of the Company for the year 2011 and the summary thereof		Management	For	For
5		To consider and approve the profit distribution plan of the Company for the year 2011		Management	For	For
6	To appoint auditors for the financial year of 2012
and to hold office until the conclusion of the next
annual general meeting of the Company, and to
authorise the board of directors of the Company
to determine their remuneration				Management	For	For
7		To consider and approve the compliance manual in relation to connected transactions		Management	For	For
8		To consider and approve the compliance manual in relation to independent directors		Management	For	For
9		To consider and approve the management system for the use of funds raised		Management	For	For
10		To consider and approve the rules for the selection and appointment of accountants' firm		Management	For	For
11		To consider and approve the provision of guarantee by the Group		Management	For	For
12	To consider and approve the proposed
expansion of the scope of business of the
Company by including "acting as the General
Distributor of BYD Automobile Co., Ltd. to
engage in the sales, wholesale and exports of
passenger vehicles, electric vehicles and their
components under the BYD brand and to provide
after-sales services" and "sales of battery
management system, converter cabinet, inverter
cabinet/device, junction box, switchboard, energy
storage unit"				Management	For	For
13	To consider and approve the deletion of the
existing Article 111 of the Articles of Association
and replacement by "The Company has
established the Board of Directors. The Board of
Directors comprises six Directors, with one
Chairman and one Vice Chairman."; and the
addition of the expanded business scope set out
in resolution 12 above in Article 11 of the Articles
of Association				Management	For	For
14		To consider and approve the rules of procedures of the Shareholders' General Meetings		Management	For	For
15		To consider and approve the rules of procedures of Meetings of the Board of Directors		Management	For	For
16		To conside and approve the rules of procedures of Meetings of the Supervisory Committee		Management	For	For
17	To consider and approve: (a) the grant to the
board of directors of the Company (the "Board") a
general mandate to allot, issue and deal with
additional H shares in the capital of the Company
subject to the following conditions:-(i) that the H
shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued or dealt with by the Board pursuant to the
general mandate shall not exceed 20 per cent of
the total H shares in issue; (ii) that the exercise of
the general mandate is subject to all
governmental and/or regulatory approval(s), if
any, under the applicable law (including but
without limitation to the Company Law of the
PRC and the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong
Limited); (iii) that the general mandate shall
remain valid until the CONTD				Management	For	For
CONT	CONTD earliest of (x) the conclusion of the next
annual general meeting of-the Company; or (y)
the expiration of a 12-month period following the
passing-of this resolution; or (z) the date on
which the authority set out in this-resolution is
revoked or varied by a special resolution of the
shareholders-of the Company in a general
meeting; and (b) the authorisation to the Board-to
approve, execute and do or procure to be
executed and done, all such-documents, deeds
and things as it may consider necessary in
connection with-the allotment and issue of any
new shares pursuant to the exercise of the-
general mandate referred to in paragraph (a) of
this resolution				Non-Voting
18	To consider and approve a general and
unconditional mandate to the directors of BYD
Electronic (International) Company Limited ("BYD
Electronic") to allot, issue and otherwise deal with
new shares of BYD Electronic not exceeding 20
per cent. of the aggregate nominal amount of the
issued share capital of BYD Electronic				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	10,877	24-Apr-2012		31-May-2012
AGRICULTURAL BANK OF CHINA
Security		Y00289119		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		CNE100000Q43		Agenda		703752851 - Management
Record Date		08-May-2012		Holding Recon Date		08-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		30-May-2012
SEDOL(s)		B3ZWR55 - B40LSC8 - B60LZR6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0423/LTN20120423717.pdf		Non-Voting
1		To consider and approve the 2011 Work Report for the Board of Directors of the Bank		Management	For	For
2		To consider and approve the 2011 Work Report for the Board of Supervisors of the Bank		Management	For	For
3		To consider and approve the final financial accounts of the Bank for 2011		Management	For	For
4		To consider and approve the profit distribution plan for the Bank for 2011		Management	For	For
5		To consider and approve the final emoluments plan for Directors and Supervisors of the Bank for 2011		Management	For	For
6		To consider and approve the fixed assets investment budget of the Bank for 2012; and		Management	For	For
7		To consider and approve the appointments of Deloitte Touche Tohmatsu CPA Ltd. and Deloitte Touche Tohmatsu as external auditors of the Bank for 2012		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	155,600	25-Apr-2012		31-May-2012
CHINA AGRI-INDUSTRIES HOLDINGS LTD
Security		Y1375F104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		HK0606037437		Agenda		703755011 - Management
Record Date		05-Jun-2012		Holding Recon Date		05-Jun-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		05-Jun-2012
SEDOL(s)		B1RNQK0 - B1TLR65 - B1VN6Y0 - B1VRRY9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0425/LTN20120425522.pdf		Non-Voting
1		To receive, consider and adopt the audited consolidated financial statements of the Company and its subsidiaries and the reports of the directors and auditors for the year ended 31 December 2011		Management	For	For
2		To approve a final dividend of 3.8 HK cents per share for the year ended 31 December 2011		Management	For	For
3A		To re-elect Mr. NING Gaoning as a non- executive director of the Company		Management	For	For
3B		To re-elect Mr. LV Jun as an executive director of the Company		Management	For	For
3C		To re-elect Mr. Victor YANG as an independent non-executive director of the Company		Management	For	For
4		To re-appoint auditors and authorise the board of directors of the Company to fix their remuneration		Management	For	For
5A		To grant a general mandate to the directors to allot, issue and deal with additional shares of the Company		Management	For	For
5B		To grant a general mandate to the directors to repurchase the Company's own shares		Management	For	For
5C		To add the nominal amount of the shares repurchased under resolution 5B to the mandate granted to the directors under resolution 5A		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	22,000	26-Apr-2012		06-Jun-2012
CHINA RESOURCES POWER HOLDINGS CO LTD
Security		Y1503A100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		HK0836012952		Agenda		703776229 - Management
Record Date		07-Jun-2012		Holding Recon Date		07-Jun-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		05-Jun-2012
SEDOL(s)		6711566 - B01XX86 - B0P2174		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0430/LTN20120430104.pdf		Non-Voting
1		To receive and consider the audited Financial Statements and the Report of the Directors and Independent Auditor's report for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend of HKD 0.24 per share for the year ended 31 December 2011		Management	For	For
3.1		To re-elect Ms. Zhou Junqing as Director		Management	For	For
3.2		To re-elect Mr. Zhang Shen Wen as Director		Management	For	For
3.3		To re-elect Ms. Wang Xiao Bin as Director		Management	For	For
3.4		To re-elect Mr. Anthony H. Adams as Director		Management	For	For
3.5		To re-elect Ms. Leung Oi-sie, Elsie as Director		Management	For	For
3.6		To re-elect Dr. Ch'ien K.F., Raymond as Director		Management	For	For
3.7		To authorise the Board of Directors to fix the remuneration of the Directors		Management	For	For
4		To appoint PricewaterhouseCoopers as Auditors and authorise the Directors to fix their remuneration (ordinary resolution in item No.4 of the Notice of Annual General Meeting)		Management	For	For
5		To give a general mandate to the Directors to repurchase shares of the Company (ordinary resolution in item No.5 of the Notice of Annual General Meeting)		Management	For	For
6		To give a general mandate to the Directors to issue new shares of the Company (ordinary resolution in item No.6 of the Notice of Annual General Meeting)		Management	For	For
7		To extend the general mandate to be given to the Directors to issue shares (ordinary resolution in item No.7 of the Notice of Annual General Meeting)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	44,000	01-May-2012		06-Jun-2012
SATYAM COMPUTER SERVICES LTD, SECUNDERABAD
Security		Y7530Q141		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		INE275A01028		Agenda		703819334 - Management
Record Date				Holding Recon Date		06-Jun-2012
City /	Country	HYDERABAD /	India	Vote Deadline Date		29-May-2012
SEDOL(s)		6241041 - 6241858 - B2R5FV7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	If thought fit, approving with or without
modification(s), the proposed Scheme of
Amalgamation and Arrangement (the "Scheme")
which, inter alia, provides for the amalgamation
of Venturbay Consultants Private Limited
("Transferor Company No. 1"), Satyam Computer
Services Limited ("Applicant Company" or the
"Transferor Company No. 2"), C&S System
Technologies Private Limited ("Transferor
Company No. 3"), CanvasM Technologies
Limited ("Transferor Company No. 4") and
Mahindra Logisoft Business Solutions Limited
("Transferor Company No. 5") with Tech
Mahindra Limited ("Transferee Company")				Management	For	For
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTION "1". THANK YOU				Non-Voting
PLEASE NOTE THAT THIS IS A REVISION
DUE TO INCLUSION OF COMMENT.IF YOU
HAVE AL-READY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECI-DE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	37,587	12-May-2012		29-May-2012
SUN TV NETWORK LTD, CHENNAI
Security		Y8295N133		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		INE424H01027		Agenda		703824866 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	TBD /	India	Vote Deadline Date		30-May-2012
SEDOL(s)		B128WL3 - B16FRW6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1	Ordinary Resolution under Sections 198,269,
309, 310 and 311 read with Section I of Part II or
Schedule XIII of the Companies Act, 1956 for
appointment and remuneration of
Mr.K.Vijaykumar as Managing Director & Chief
Executive Officer				Management	For	For
2	Ordinary Resolution under Sections 198,269,
309, 310 and 311 read with Section I of Part II or
Schedule XIII of the Companies Act, 1956 for re-
appointment and remuneration of Mr.Kalanithi
Maran as Whole Time Director designated as
"Executive Chairman"				Management	For	For
3	Ordinary Resolution under Sections 198,269,
309, 310 and 311 read with Section I of Part II or
Schedule XIII of the Companies Act, 1956 for re-
appointment and remuneration of Mrs.Kavery
Kalanithi as Whole Time Director designated as
"Executive Director"				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	13,813	16-May-2012		30-May-2012
BANK FOR FOREIGN TRADE VNESHTORGBANK JSC VTB BANK,
Security		46630Q202		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		US46630Q2021		Agenda		703835061 - Management
Record Date		26-Apr-2012		Holding Recon Date		26-Apr-2012
City /	Country	MOSCOW /	Russian Federation	Vote Deadline Date		30-May-2012
SEDOL(s)		B1W7FX3 - B1XGGW5 - B23D2S1 - B4MKW54		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of JSC VTB Bank Annual Report		Management	For	For
2		Approval of JSC VTB Bank Financial Statements including Profit and Loss Statement (JSC VTB Bank Profit and Loss Account)		Management	For	For
3		Approval of JSC VTB Bank profit allocation for the year 2011		Management	For	For
4		Amount, time and form of the 2011 dividend payment		Management	For	For
5		Remuneration payment to the Supervisory Council members who are not state employees, in compliance with JSC VTB Bank by-laws		Management	For	For
6		Approval of the number of JSC VTB Bank Supervisory Council members		Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF SUPERVISORY COUNCIL
MEMBERS. STANDING INSTRUCTIONS HAVE
BEEN-REMOVED FOR THIS MEETING.
PLEASE NOTE THAT ONLY A VOTE "FOR"
THE MEMBER WILL-BE CUMULATED. PLEASE
CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE-ANY
QUESTIONS				Non-Voting
7.1		Election of JSC VTB Bank Supervisory Council member : David Bonderman (an independent member)		Management	For	For
7.2		Election of JSC VTB Bank Supervisory Council member : Matthias Warnig (an independent member)		Management	For	For
7.3		Election of JSC VTB Bank Supervisory Council member : Sergey K. Dubinin		Management	For	For
7.4		Election of JSC VTB Bank Supervisory Council member : Leonid Al. Kazinets (an independent member)		Management	For	For
7.5		Election of JSC VTB Bank Supervisory Council member : Andrey L. Kostin		Management	For	For
7.6		Election of JSC VTB Bank Supervisory Council member : Nikolay M. Kropachev (an independent member)		Management	For	For
7.7		Election of JSC VTB Bank Supervisory Council member : Leonid Ad. Melamed (an independent member)		Management	For	For
7.8		Election of JSC VTB Bank Supervisory Council member : Gennady G. Melikyan		Management	For	For
7.9		Election of JSC VTB Bank Supervisory Council member : Alexey L. Savatyugin		Management	For	For
7.10		Election of JSC VTB Bank Supervisory Council member : Alexey K. Uvarov		Management	For	For
7.11		Election of JSC VTB Bank Supervisory Council member : Alexey V. Ulyukaev		Management	For	For
8		Approval of the number of JSC VTB Bank Statutory Audit Commission members		Management	For	For
9		Election of JSC VTB Bank Statutory Audit Commission members: Marina Al. Kostina, Ivan Iv. Rodionov, Zakhar B. Sabantsev, Dmitry V. Skripichnikov, Nikita V. Tikhonov and Maria Al. Turukhina		Management	For	For
10		To appoint CJSC "Ernst & Young Vneshaudit" as JSC VTB Bank Auditor to exercise a mandatory annual audit of JSC VTB Bank for 2012		Management	For	For
11		Approval of the new edition of JSC VTB Bank Charter		Management	For	For
12		Approval of the new edition of the Regulation on JSC VTB Bank Supervisory Council		Management	For	For
13		Approval of the new edition of the Regulation on JSC VTB Bank Management Board		Management	For	For
14		Termination of JSC VTB Bank membership in the Russian EUROPAY Members Association		Management	For	For
15		Approval of interested party transactions to be entered into by JSC VTB Bank in its ordinary course of business		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	8,662	24-May-2012		30-May-2012
GAZPROM NEFT OJSC, ST.PETERSBURG
Security		36829G107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		08-Jun-2012
ISIN		US36829G1076		Agenda		703842105 - Management
Record Date		24-Apr-2012		Holding Recon Date		24-Apr-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		28-May-2012
SEDOL(s)		2411008 - 5678606 - B11XHC5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 971698 DUE TO
CHANGE IN SE-QUENCE OF ELECTION
ITEMS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE D-
ISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU				Non-Voting
1		Approval of the Annual report of JSC Gazprom neft for 2011		Management	For	For
2		Approval of the annual financial statements of JSC Gazprom neft for 2011 including profit and loss statement		Management	For	For
3		On distribution of the profit of JSC Gazprom neft for 2011		Management	For	For
4		On size, timeframe and form of dividends payment for 2011		Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
5.1		Election of Alisov Vladimir Ivanovich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.2		Election of Garaev Marat Marselevich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.3		Election of Golubev Valery Aleksandrovich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.4		Election of Dubik Nikolai Nikolaevich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.5		Election of Dyukov Alexander Valerievich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.6		Election of Kalinkin Alexander Vyacheslavovich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.7		Election of Kruglov Andrei Vyacheslavovich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.8		Election of Miller Alexei Borisovich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.9		Election of Mikhailova Elena Vladimirovna to the Board of Directors of JSC Gazprom neft		Management	For	For
5.10		Election of Mikheyev Alexander Leonidovich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.11		Election of Seleznev Kirill Gennadievich to the Board of Directors of JSC Gazprom neft		Management	For	For
5.12		Election of Cherepanov Vsevolod Vladimirovich to the Board of Directors of JSC Gazprom neft		Management	For	For
6.1		Election of Arkhipov Dmitry Alexandrovich to the Audit Commission of JSC Gazprom neft		Management	For	For
6.2		Election of Delvig Galina Yurievna to the Audit Commission of JSC Gazprom neft		Management	For	For
6.3		Election of Kovalev Vitaly Anatolievich to the Audit Commission of JSC Gazprom neft		Management	For	For
6.4		Election of Frolov Alexander Alexandrovich to the Audit Commission of JSC Gazprom neft		Management	For	For
6.5		Election of Tsetlina Ekaterina Alexandrovna to the Audit Commission of JSC Gazprom neft		Management	For	For
7		Approve JSC "PriceWaterHouseCoopers Audit" as the auditor of JSC Gazprom neft in 2012		Management	For	For
8		On remuneration to the members of the Board of Directors of JSC Gazprom neft		Management	For	For
9		On remuneration to the members of the Audit Commission of JSC Gazprom neft		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	4,931	24-May-2012		28-May-2012
L&T FINANCE HOLDINGS LTD
Security		Y5153Q109		Meeting Type		Other Meeting
Ticker Symbol				Meeting Date		09-Jun-2012
ISIN		INE498L01015		Agenda		703820008 - Management
Record Date		27-Apr-2012		Holding Recon Date		27-Apr-2012
City /	Country	TBD /	India	Vote Deadline Date		04-Jun-2012
SEDOL(s)		B5KYHQ1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU				Non-Voting
1		Appointment of the Chairman & Managing Director of the Company: Mr. Y. M. Deosthalee		Management	For	For
2		Revision in the terms of appointment of the President & Whole-time Director of the Company: Mr. N. Sivaraman		Management	For	For
3		Payment of remuneration to Non-Executive Directors of the Company		Management	For	For
4		Ratification of Employee Stock Option Scheme- 2010 instituted by the Company prior to its Initial Public Offer (IPO)		Management	For	For
5	Extension of Employee Stock Option Scheme-
2010 instituted by the company prior to its Initial
Public Offer (IPO) to the eligible employees of the
holding company, subsidiary & associate
companies if permitted by law				Management	For	For
6		Variation in the utilization of the proceeds from the Company's Initial Public Offer ('IPO Proceeds')		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	253,901	12-May-2012		04-Jun-2012
INFOSYS TECHNOLOGIES LIMITED
Security		456788108		Meeting Type		Annual
Ticker Symbol		INFY		Meeting Date		09-Jun-2012
ISIN		US4567881085		Agenda		933637538 - Management
Record Date		02-May-2012		Holding Recon Date		02-May-2012
City /	Country	/	United States	Vote Deadline Date		31-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET AS AT MARCH 31, 2012, THE PROFIT AND LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE AND THE REPORT OF THE DIRECTORS & AUDITORS THEREON		Management	For	For
O2		TO DECLARE THE FINAL AND SPECIAL DIVIDEND FOR THE FINANCIAL YEAR ENDED MARCH 31, 2012		Management	For	For
O3		TO APPOINT A DIRECTOR IN PLACE OF S. GOPALAKRISHNAN, WHO RETIRES BY ROTATION AND, BEING ELIGIBLE, SEEKS RE- APPOINTMENT		Management	For	For
O4		TO APPOINT A DIRECTOR IN PLACE OF K.V. KAMATH, WHO RETIRES BY ROTATION AND, BEING ELIGIBLE, SEEKS RE-APPOINTMENT		Management	For	For
O5		TO APPOINT A DIRECTOR IN PLACE OF DAVID L. BOYLES, WHO RETIRES BY ROTATION AND, BEING ELIGIBLE, SEEKS RE- APPOINTMENT		Management	For	For
O6		TO APPOINT A DIRECTOR IN PLACE OF PROF. JEFFREY S. LEHMAN, WHO RETIRES BY ROTATION AND, BEING ELIGIBLE, SEEKS RE-APPOINTMENT		Management	For	For
O7		TO APPOINT AUDITORS TO HOLD OFFICE FROM THE CONCLUSION OF THIS ANNUAL GENERAL MEETING UNTIL THE CONCLUSION OF THE NEXT ANNUAL GENERAL MEETING AND TO FIX THEIR REMUNERATION		Management	For	For
S8		TO APPOINT ANN M. FUDGE AS A DIRECTOR, LIABLE TO RETIRE BY ROTATION		Management	For	For
S9		TO APPOINT V. BALAKRISHNAN AS A DIRECTOR, LIABLE TO RETIRE BY ROTATION AND ALSO AS A WHOLE-TIME DIRECTOR		Management	For	For
S10		TO APPOINT ASHOK VEMURI AS A DIRECTOR, LIABLE TO RETIRE BY ROTATION AND ALSO AS A WHOLE-TIME DIRECTOR		Management	For	For
S11		TO APPOINT B.G. SRINIVAS AS A DIRECTOR, LIABLE TO RETIRE BY ROTATION AND ALSO AS A WHOLE-TIME DIRECTOR		Management	For	For
S12		REMUNERATION IN THE FORM OF COMMISSION FOR NON-EXECUTIVE DIRECTORS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	4,986	12-May-2012		12-May-2012
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	3,140	12-May-2012		12-May-2012
ZHEJIANG EXPRESSWAY CO LTD
Security		Y9891F102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Jun-2012
ISIN		CNE1000004S4		Agenda		703771356 - Management
Record Date		11-May-2012		Holding Recon Date		11-May-2012
City /	Country	ZHEJIANG /	China	Vote Deadline Date		31-May-2012
SEDOL(s)		0671666 - 6990763 - B014WY8 - B01XVP9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0425/LTN201204251087.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
A.1		To consider and approve the report of the directors for the year 2011		Management	For	For
A.2		To consider and approve the report of the supervisory committee for the year 2011		Management	For	For
A.3		To consider and approve the audited financial statements for the year 2011		Management	For	For
A.4		To consider and approve final dividend of Rmb25 cents per share in respect of the year ended December 31, 2011		Management	For	For
A.5		To consider and approve the final accounts for the year 2011 and the financial budget for the year 2012		Management	For	For
A.6	To consider and approve the re-appointment of
Deloitte Touche Tohmatsu Certified Public
Accountants Hong Kong as the Hong Kong
auditors of the Company, and to authorize the
board of directors of the Company to fix their
remuneration; and				Management	For	For
A.7	To consider and approve the re-appointment of
Pan China Certified Public Accountants as the
PRC auditors of the Company, and to authorize
the board of directors of the Company to fix their
Remuneration				Management	For	For
A8.1a		To elect executive director of the Company and approve their remuneration/allowance package: Mr. Zhan Xiaozhang		Management	For	For
A8.1b		To elect executive director of the Company and approve their remuneration/allowance package: Ms. Luo Jianhu		Management	For	For
A8.1c		To elect executive director of the Company and approve their remuneration/allowance package: Mr. Ding Huikang		Management	For	For
A8.2a		To elect non-executive director of the Company and approve their remuneration/allowance package: Mr. Li Zongsheng		Management	For	For
A8.2b		To elect non-executive director of the Company and approve their remuneration/allowance package: Mr. Wang Weili		Management	For	For
A8.2c		To elect non-executive director of the Company and approve their remuneration/allowance package: Mr. Wang Dongjie		Management	For	For
A8.3a		To elect independent non-executive director of the Company and approve their remuneration/allowance package: Mr. Zhou Jun		Management	For	For
A8.3b		To elect independent non-executive director of the Company and approve their remuneration/allowance package: Mr. Pei Ker- Wei		Management	For	For
A.9		To re-elect Mr. Zhang Junsheng as an Independent Non-executive Director and approve his allowance Package		Management	For	For
A10.1		To elect supervisor representing shareholders of the Company and approve their allowance package: Mr. Fu Zhexiang		Management	For	For
A102a		To elect independent supervisor of the Company and approve their allowance package: Mr. Wu Yongmin		Management	For	For
A102b		To elect independent supervisor of the Company and approve their allowance package: Mr. Liu Haisheng		Management	For	For
A102c		To elect independent supervisor of the Company and approve their allowance package: Mr. Zhang Guohua		Management	For	For
A.11	To authorize the board of directors of the
Company to approve the directors' service
contracts, the supervisors' service contracts and
all other relevant documents and to authorize any
one executive director of the Company to sign
such contracts and other relevant documents for
and on behalf of the Company and to take all
necessary actions in connection therewith				Management	For	For
B	That the proposal by the board of directors of the
Company (the "Board") to amend the articles of
association of the Company in the manner as set
out in the circular of the Company dated April 25,
2012 to the shareholders of the Company, of
which this notice forms part, be and is hereby
approved, and the Board be and is hereby
authorized to do all such things as necessary in
respect of the amendments pursuant to the
requirements (if any) under domestic or overseas
laws or under the rules of any stock exchange on
which any securities of the Company are listed				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	3,228,408	28-Apr-2012		01-Jun-2012
BEIJING ENTERPRISES HOLDINGS LTD
Security		Y07702122		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		11-Jun-2012
ISIN		HK0392044647		Agenda		703819803 - Management
Record Date		05-Jun-2012		Holding Recon Date		05-Jun-2012
City /	Country	HONG KONG /	Hong Kong	Vote Deadline Date		06-Jun-2012
SEDOL(s)		5404447 - 6081690 - B2Q3X07		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0510/LTN20120510253.pdf		Non-Voting
CMMT		PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1		To receive the Audited Consolidated Financial Statements and Reports of the Directors and of the Auditors for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend		Management	For	For
3.1		To re-elect Mr. Zhang Honghai as Director		Management	For	For
3.2		To re-elect Mr. Li Fucheng as Director		Management	For	For
3.3		To re-elect Mr. Hou Zibo as Director		Management	For	For
3.4		To re-elect Mr. Guo Pujin as Director		Management	For	For
3.5		To re-elect Mr. Tam Chun Fai as Director		Management	For	For
3.6		To re-elect Mr. Fu Tingmei as Director		Management	For	For
3.7		To authorise the Board of Directors to fix Directors' remuneration		Management	For	For
4		To re-appoint Messrs. Ernst & Young as Auditors and to authorise the Board of Directors to fix their remuneration		Management	For	For
5		To give a general mandate to the Directors to purchase shares not exceeding 10% of the existing issued share capital of the Company on the date of this Resolution		Management	For	For
6		To give a general mandate to the Directors to issue, allot and deal with additional shares not exceeding 20% of the existing issued share capital of the Company on the date of this Resolution		Management	For	For
7		To extend the general mandate granted to the Directors to issue shares in the capital of the Company by the number of shares repurchased		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	7,614	12-May-2012		07-Jun-2012
CHINA RAILWAY CONSTRUCTION CORPORATION LTD
Security		Y1508P110		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Jun-2012
ISIN		CNE100000981		Agenda		703773780 - Management
Record Date		11-May-2012		Holding Recon Date		11-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		01-Jun-2012
SEDOL(s)		B2PFVH7 - B2Q4J02 - B2RJ1K0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0426/LTN201204261383.pdf		Non-Voting
1		To consider and approve the report of the board of directors of the Company for the year ended 31 December 2011. (Please refer to the "Report of Directors" in the 2011 annual report of the Company		Management	For	For
2	To consider and approve the report of the
supervisory committee of the Company for the
year ended 31 December 2011. (Please refer to
the "Report of Supervisory Committee" in the
2011 annual report of the Company.)				Management	For	For
3	To consider and approve the audited financial
statements of the Company for the year ended
31 December 2011. (Please refer to the "Audited
Financial Statements" in the 2011 annual report
of the Company.)				Management	For	For
4		To consider and approve the profits distribution plan of the Company for the year ended 31 December 2011. (Please refer to the circular of the Company dated 27 April 2012 for details.)		Management	For	For
5		To consider and approve the annual report of the Company for the year ended 31 December 2011 and its summary		Management	For	For
6		To consider and approve the determination of the cap for internal guarantees by the Company. (Please refer to the circular of the Company dated 27 April 2012 for details.)		Management	For	For
7		To consider and approve the appointment of external auditors for 2012 and payment of 2011 auditing service fee. (Please refer to the circular of the Company dated 27 April 2012 for details.)		Management	For	For
8	To consider and approve the appointment of
internal control auditors for 2012. (Please refer to
the circular of the Company dated 27 April 2012
for details.): It was approved that the Company
would appoint Ernst & Young Hua Ming as the
internal control auditors for 2012 and would not
appoint Crowe Horwath China CPAs CO., Ltd. for
internal control audit. Fees for internal control
audit for 2012 will be considered and determined
by the Board after negotiation between the
management of the Company (delegated by the
Board) and Ernst & Young Hua Ming				Management	For	For
9		To consider and approve the directors' remuneration packages for 2011. (Please refer to the"Notes to Financial Statements" in the 2011 annual report of the Company.)		Management	For	For
10		To consider and approve the amendments to the Rules of Procedure of the Board of Directors. (Please refer to the circular of the Company dated 27 April 2012 for details)		Management	For	For
11		To consider and approve the purchase of liability insurance for directors, supervisors and senior management. (Please refer to the circular of the Company dated 27 April 2012 for details.)		Management	For	For
12	To consider and approve the amendments to
Article 22, Article 137, Article 162, Article 163,
Article 166, Article 167, Article 168, Article 169,
Article 170, Article 173, Article 175, Article 176,
Article 181, Article 188, Article 189, Article 190,
Article 192, Article 193, Article 194 and Article
195 of the Articles of Association of China
Railway Construction Corporation Limited (the
"Articles of Association"), and grant of
authorization to the secretary to the board of
directors to make all necessary applications,
approvals, registrations and filings and other
related matters (including revisions to wordings
as required by the competent PRC authorities) in
connection with the amendments to the Articles
of Association. (Please refer to the circular of the
Company dated 27 April 2012 for details.)				Management	For	For
13	That:(1) Subject to paragraphs (i), (ii) and (iii)
below, the board of directors be and is hereby
granted, during the Relevant Period (as hereafter
defined), an unconditional general mandate to
issue, allot and/or deal with additional H shares,
and to make or grant offers, agreements or
options in respect thereof: (i) such mandate shall
not extend beyond the Relevant Period save that
the board of directors may during the Relevant
Period make or grant offers, agreements or
options which might require the exercise of such
powers after the end of the Relevant Period; (ii)
the aggregate nominal amount of the H shares to
be issued, allotted and/or dealt with or agreed
conditionally or unconditionally to be issued,
allotted and/or dealt with by the board of directors
shall not exceed 20% of the aggregate nominal
amount of its CONTD				Management	For	For
CONT	CONTD existing H shares at the date of the
passing of this special-resolution; and (iii) the
board of directors will only exercise its power-
under such mandate in accordance with the
Company Law of the PRC and the-Rules
Governing the Listing of Securities of The Stock
Exchange of Hong Kong-Limited (as amended
from time to time) or applicable laws, rules and-
regulations of any other government or regulatory
bodies and only if all-necessary approvals from
CSRC and/or other relevant PRC government-				Non-Voting			None
authorities are obtained. (2) For the purpose of
this special resolution,-"Relevant Period" means
the period from the passing of this special-
resolution at the AGM until the earliest of: (i) the
conclusion of the next-annual general meeting of
the Company following the passing of this
special-resolution; or (ii) the expiration of CONTD
CONT	CONTD the 12-month period following the
passing of this special resolution;-or (iii) the date
on which the authority granted to the board of
directors-set out in this special resolution is
revoked or varied by a special-resolution of the
shareholders of the Company in any general
meeting. (3)-Contingent on the board of directors
resolving to issue H shares pursuant to-
paragraph (1) of this special resolution, the board
of directors is-authorized to increase the
registered capital of the Company to reflect the-
number of H shares to be issued by the
Company pursuant to paragraph (1) of-this
special resolution and to make such appropriate
and necessary amendments-to the Articles of
Association of the Company as they think fit to
reflect-such increase in the registered capital of
the Company and to take any other-action and
CONTD				Non-Voting
CONT		CONTD complete any formality required to effect the issuance of H Shares-pursuant to paragraph (1) of this special resolution and the increase in the-registered capital of the Company		Non-Voting
14	That (1) subject to the conditions of the PRC
bond market, the Company be authorized to
issue ultra short-term financing bonds on the
following major terms: (a) to register and issue
ultra short-term financing bonds with an
aggregate balance of principal amount of not
more than RMB30 billion in the People's Republic
of China, which may be issued in one or multiple
tranches; (b) the term of the ultra short-term
financing bonds to be issued shall not be more
than 270 days; (c) the interest rate of the ultra
short-term financing bonds to be issued shall be
executed according to the "Administration
Method for Debt Financing Instruments of Non-
Financial Institutions in the Inter-bank Bond
Market'' stipulated by the People's Bank of China
and according to the then market conditions; (d)
the ultra short-term financing bonds CONTD				Management	For	For
CONT	CONTD shall be issued to investors of the inter-
bank market in the PRC and-shall not be issued
to the general public; (e) proceeds raised will be-
principally used to replenish the working capital
of the Company; (f) the-resolution relating to the
issue of the ultra short-term financing bonds-shall
be valid within 36 months after the date of the
passing of the-resolution at the AGM. (2) subject
to the abovementioned major terms, the-
Chairman of the Board of the Company or other
persons authorized by the-Chairman be				Non-Voting			None
authorized to deal with all matters relating to the
proposed-issue of ultra short-term financing
bonds in his/ their sole discretion,-including but
not limited to, determining the specific time of the
issue, the-size of the issue, the number of
tranches, the interest rate of the issue;-executing
all necessary CONTD
CONT	CONTD documents, including but not limited to,
requests, prospectuses,-underwriting agreements
and announcements in relation to the proposed
issue-of the ultra short-term financing Bonds by
the Company; completing all-necessary
procedures, including but not limited to,
completing the relevant-registrations in the inter-
bank market of the PRC and taking all other-
necessary actions				Non-Voting
15	That (1) subject to the conditions of the PRC
bond market, the Company be authorized to
issue non-public debt financing instruments on
the following major terms: (a) to register and
issue non-public debt financing instruments with
an aggregate balance of principal amount of not
more than RMB15 billion in the People's Republic
of China, which may be registered and issued in
one or multiple tranches; (b) the term of the non-
public debt financing instruments to be issued
shall not be more than 10 years; (c) the interest
rate of the non-public debt financing instruments
to be issued shall be executed according to the
"Administration Method for Debt Financing
Instruments of Non-Financial Institutions in the
Inter-bank Bond Market'' stipulated by the
People's Bank of China and according to the then
market conditions; (d) the CONTD				Management	For	For
CONT	CONTD non-public debt financing instruments
shall be issued to specific-institutional investors
of the inter-bank market in the PRC and shall not
be-issued to the general public; (e) proceeds
raised will be principally used to-replenish the
working capital, replace due loans and pay
capital expenditure-of investment projects of the
Company; (f) the resolution relating to the-issue
of non-public debt financing instruments shall be
valid within 36-months after the date of the
passing of the resolution at the AGM. (2)-Subject
to the abovementioned major terms, the
Chairman of the Board of the-Company or other
persons be authorized by the Chairman be
authorized to deal-with all matters relating to the
proposed issue of non-public debt financing-
instruments in his/ their sole discretion, including
but not limited to,-CONTD				Non-Voting
CONT	CONTD determining the time of registration,
amount of registration, specific-time of the issue,
the size of the issue, the number of tranches, the-
interest rate of the issue; executing all necessary
documents, including but-not limited to, requests,
underwriting agreements and announcements in-
relation to the proposed issue of the non-public
debt financing instruments-by the Company;
completing all necessary procedures, including
but not-limited to, completing the relevant
registrations in the interbank market of-the PRC
and taking all other necessary actions				Non-Voting
16	That (1) the company be authorized to issue
overseas bonds on the following major terms: (a)
to issue overseas bonds with an aggregate
balance of principal amount equivalent to not
more than rmb5 billion in overseas bond markets;
(b) the currency of the issue is to be determined
based on the review and approval condition and
the situation in the overseas bond markets upon
the issue, which may be selected to be issued in
Renminbi or a foreign currency; (c) the term of
the overseas bonds to be issued shall not be
more than 10 years; (d) the interest rate of the
overseas bonds to be issued shall be determined
according to the situation in the overseas bond
markets; (e) the proceeds from the issue of
overseas bonds shall be principally used for
investment, merger and acquisition and capital
increase of overseas projects as CONTD				Management	For	For
CONT	CONTD well as replenishment of the working
capital of overseas construction-projects; (f) the
issuer shall be the company or an overseas
wholly-owned-subsidiary of the company; (g) if an
overseas wholly-owned subsidiary of the-
company is the issuer, the company shall provide
relevant guarantee and-obtain approval of
provision of external guarantees from the national
foreign-exchange administrative authorities (as
specified) and approval from other-relevant
regulatory authorities; (h) the overseas bonds are
intended to be-listed on the Hong Kong Stock
Exchange or another stock exchange; (i) the-
resolution relating to the issue of the overseas
bonds shall be valid within-36 months after the
date of the passing of the resolution at the AGM.
(2) the-chairman of the board of the company or
other persons be authorized by the-CONTD				Non-Voting
CONT	CONTD chairman be authorized, pursuant to the
applicable laws, regulations-and opinions and
advice from regulatory authorities, and based on
the general-principle of acting in the best interest
of the company, to decide upon and-deal with
matters with full discretion in connection with the
issue,-including but not limited to: (a) based on
the actual conditions, determining-and
implementing the specific plans of the issue,
including but not limited-to all matters relating to
the issue plan such as the establishment and/or-
determination of appropriate issuer, the timing of
issue, the type of the-bonds to be issued,
currency, carrying value and size of bonds to be
issued,-the market for the issue, the term of the
issue, the number of tranches of-the issue, the
interest rate of the issue, specific use of
proceeds, matters-CONTD				Non-Voting
CONT	CONTD relating to the guarantees and the listing
of the bonds; (b) other-matters relating to the
issue, including but not limited to engaging-
international rating agencies, rating advisers,
trustee(s), underwriter(s)-and other
intermediaries, dealing with matters relating to
applications of-the issue with approval
authorities, including but not limited to, dealing-
with relevant matters relating to the issuance,
reporting, listing and-trading of the bonds,				Non-Voting			None
executing necessary agreements and legal
documents-(including underwriting agreement,
guarantee agreement, bond indenture,-offering
memoranda of the bonds, documents relating to
the reporting and-listing of the bonds and other
relevant agreements and documents) as well as-
making relevant information disclosure according
to applicable regulatory-rules; (c) in case of any
CONTD
CONT	CONTD changes to the applicable laws,
regulations and other regulatory-documents as
well as policies of regulatory authorities on the
overseas issue-of bonds or market conditions,
making relevant adjustment to relevant matters-
relating to the specific plan of the issue, unless a
new round of-shareholders' voting is otherwise
required pursuant to relevant laws,-regulations
and the articles of association; (d) dealing with
other specific-matters relating to the issue				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	36,470	28-Apr-2012		04-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	467,003	28-Apr-2012		04-Jun-2012
HUANENG POWER INTERNATIONAL INC, BEIJING
Security		Y3744A105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		12-Jun-2012
ISIN		CNE1000006Z4		Agenda		703857550 - Management
Record Date		21-May-2012		Holding Recon Date		21-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		01-Jun-2012
SEDOL(s)		5788839 - 6099671 - 6441904 - B01XLD7 - B16TW67		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 979408 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0528/LTN20120528314.pdf		Non-Voting
1		To consider and approve the working report from the Board of Directors of the Company for 2011		Management	For	For
2		To consider and approve the working report from the Supervisory Committee of the Company for 2011		Management	For	For
3		To consider and approve the audited financial statements of the Company for 2011		Management	For	For
4		To consider and approve the profit distribution plan of the Company for 2011		Management	For	For
5		To consider and approve the proposal regarding the appointment of the Company's auditors for 2012		Management	For	For
6		To consider and approve the proposal regarding the issue of short-term debentures of the Company		Management	For	For
7		To consider and approve the proposal regarding the issue of super short-term debentures		Management	For	For
8		To consider and approve the issue of private placement of financial instruments		Management	For	For
9		To consider and approve the extension of the general mandate for the issue of RMB- denominated debt instruments		Management	For	For
10		To consider and approve the proposal regarding the change in director : Mr. Xie Rongxing		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	2,886,974	29-May-2012		04-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	631,012	29-May-2012		04-Jun-2012
HUANENG POWER INTERNATIONAL, INC.
Security		443304100		Meeting Type		Annual
Ticker Symbol		HNP		Meeting Date		12-Jun-2012
ISIN		US4433041005		Agenda		933642591 - Management
Record Date		14-May-2012		Holding Recon Date		14-May-2012
City /	Country	/	United States	Vote Deadline Date		30-May-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		TO CONSIDER AND APPROVE THE WORKING REPORT FROM THE BOARD OF DIRECTORS OF THE COMPANY FOR 2011		Management	For	For
O2		TO CONSIDER AND APPROVE THE WORKING REPORT FROM THE SUPERVISORY COMMITTEE OF THE COMPANY FOR 2011		Management	For	For
O3		TO CONSIDER AND APPROVE THE AUDITED FINANCIAL STATEMENTS OF THE COMPANY FOR 2011		Management	For	For
O4		TO CONSIDER AND APPROVE THE PROFIT DISTRIBUTION PLAN OF THE COMPANY FOR 2011		Management	For	For
O5		TO CONSIDER AND APPROVE THE PROPOSAL REGARDING THE APPOINTMENT OF THE COMPANY'S AUDITORS FOR 2012		Management	For	For
S6		TO CONSIDER AND APPROVE THE PROPOSAL REGARDING THE ISSUE OF SHORT-TERM DEBENTURES OF THE COMPANY		Management	For	For
S7		TO CONSIDER AND APPROVE THE PROPOSAL REGARDING THE ISSUE OF SUPER SHORT-TERM DEBENTURES		Management	For	For
S8		TO CONSIDER AND APPROVE THE ISSUE OF PRIVATE PLACEMENT OF FINANCIAL INSTRUMENTS		Management	For	For
S9		TO CONSIDER AND APPROVE THE EXTENSION OF THE GENERAL MANDATE FOR THE ISSUE OF RMB-DENOMINATED DEBT INSTRUMENTS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	000EGShares Utilities GEMS ETF	THE BANK OF NEW YORK MELLON	2,063	19-May-2012		19-May-2012
ORIENTAL BANK OF COMMERCE
Security		Y6495G114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		13-Jun-2012
ISIN		INE141A01014		Agenda		703837231 - Management
Record Date				Holding Recon Date		11-Jun-2012
City /	Country	NEW DELHI /	India	Vote Deadline Date		30-May-2012
SEDOL(s)		6121507 - B01Z520		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the Balance
Sheet of the Bank as at 31st March 2012, Profit
and Loss Account of the Bank for the year ended
31st March 2012, the Report of the Board of
Directors on the working and activities of the
Bank for the period covered by the Accounts and
the Auditors Report on the Balance Sheet and
Accounts				Management	For	For
2		To declare dividend on equity shares for the financial year 2011-2012: Rs.7.90 per share		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	98,851	23-May-2012		11-Jun-2012
GENTING MALAYSIA BHD
Security		Y2698A103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		13-Jun-2012
ISIN		MYL4715OO008		Agenda		703839932 - Management
Record Date				Holding Recon Date		11-Jun-2012
City /	Country	KULALA LUMPUR /	Malaysia	Vote Deadline Date		06-Jun-2012
SEDOL(s)		6731962 - B02HLD8 - B1VXKN7 - B1W1V37		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To approve the declaration of a final dividend of
4.8 sen less 25% tax per ordinary share of 10
sen each for the financial year ended 31
December 2011 to be paid on 23 July 2012 to
members registered in the Record of Depositors
on 29 June 2012				Management	For	For
2		To approve the payment of Directors' fees of RM807,500 for the financial year ended 31 December 2011 (2010 : RM843,433)		Management	For	For
3		To re-elect Mr Quah Chek Tin as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company		Management	For	For
4	That Tun Mohammed Hanif bin Omar, retiring in
accordance with Section 129 of the Companies
Act, 1965, be and is hereby re-appointed as a
Director of the Company to hold office until the
conclusion of the next Annual General Meeting				Management	For	For
5	That Tan Sri Alwi Jantan, retiring in accordance
with Section 129 of the Companies Act, 1965, be
and is hereby re-appointed as a Director of the
Company to hold office until the conclusion of the
next Annual General Meeting				Management	For	For
6	That Tan Sri Clifford Francis Herbert, retiring in
accordance with Section 129 of the Companies
Act, 1965, be and is hereby re-appointed as a
Director of the Company to hold office until the
conclusion of the next Annual General Meeting				Management	For	For
7		To re-appoint PricewaterhouseCoopers as Auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
8		Proposed renewal of the authority for the Company to purchase its own shares		Management	For	For
9	Proposed exemption under Paragraph 24.1,
Practice Note 9 of the Malaysian Code on Take-
Overs and Mergers, 2010 to Genting Berhad and
persons acting in concert with it from the
obligation to undertake a mandatory take-over
offer on the remaining voting shares in the
Company not already owned by them, upon the
purchase by the Company of its own shares
pursuant to the proposed renewal of share buy-
back authority				Management	For	For
10		Authority to Directors pursuant to Section 132D of the Companies Act, 1965		Management	For	For
11	Proposed renewal of shareholders' mandate for
recurrent related party transactions of a revenue
or trading nature and proposed new
shareholders' mandate for additional recurrent
related party transactions of a revenue or trading
nature				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	21,600	23-May-2012		07-Jun-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	5,321,680	23-May-2012		08-Jun-2012
SAN MIGUEL CORP
Security		Y75106115		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Jun-2012
ISIN		PHY751061151		Agenda		703811023 - Management
Record Date		14-May-2012		Holding Recon Date		14-May-2012
City /	Country	PASIG CITY /	Philippines	Vote Deadline Date		28-May-2012
SEDOL(s)		B4Q17Y7 - B56DTZ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'- ONLY FOR RESOLUTION NUMBERS "1.1 TO 1.15". THANK YOU		Non-Voting
1.1		Election of Management's Nominees as Director: Eduardo M. Cojuangco,Jr		Management	For	For
1.2		Election of Management's Nominees as Director: Ramon S. Ang		Management	For	For
1.3		Election of Management's Nominees as Director: Estelito P. Mendoza		Management	For	For
1.4		Election of Management's Nominees as Director: Leo S. Alvez		Management	For	For
1.5		Election of Management's Nominees as Director: Joselito D. Campos,Jr		Management	For	For
1.6		Election of Management's Nominees as Director: Ferdinand K. Constantino		Management	For	For
1.7		Election of Management's Nominees as Director: Roberto V. Ongpin		Management	For	For
1.8		Election of Management's Nominees as Director: Alexander J. Poblador		Management	For	For
1.9		Election of Management's Nominees as Director: Eric O. Recto		Management	For	For
1.10		Election of Management's Nominees as Director: Menardo R. Jimenez		Management	For	For
1.11		Election of Management's Nominees as Director: Inigo Zobel		Management	For	For
1.12		Election of Management's Nominees as Director: Thomas A. Tan		Management	For	For
1.13		Election of Management's Nominees as Director: Winston F. Garcia		Management	For	For
1.14		Election of Management's Nominees as Director: Reynato S. Puno		Management	For	For
1.15		Election of Management's Nominees as Director: Margarito B. Teves		Management	For	For
2		Approval of the Amendment of the Amended Articles of Incorporation of the Company to Increase the Authorized Capital Stock		Management	For	For
3		Approval of the Minutes of the 2011 Annual Stockholders' Meeting		Management	For	For
4		Approval of the Annual Report of the Company for year ended December 31, 2011		Management	For	For
5		Ratification of all the acts of the Board of Directors and Officers since the 2011 Annual Stockholders' Meeting		Management	For	For
6		Appointment of Manabat Sanagustin & Company as external auditors of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	7,940	10-May-2012		29-May-2012
X5 RETAIL GROUP N.V., AMSTERDAM
Security		98387E205		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Jun-2012
ISIN		US98387E2054		Agenda		703819170 - Management
Record Date		17-May-2012		Holding Recon Date		17-May-2012
City /	Country	HUGUE /	Netherlands	Vote Deadline Date		05-Jun-2012
SEDOL(s)		B07T3T9 - B083BP2 - B516L19		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Open Meeting		Non-Voting
2		Receive Report of Management Board		Non-Voting
3		Receive Explanation on Company's Reserves and Dividend Policy		Non-Voting
4		Adopt Financial Statements		Management	For	For
5		Approve Allocation of Income and Omission of Dividends		Management	For	For
6		Approve Discharge of Management Board		Management	For	For
7		Approve Discharge of Supervisory Board		Management	For	For
8		Reelect A. Tynkovan to Supervisory Board		Management	For	For
9		Reelect S. DuCharme to Supervisory Board		Management	For	For
10		Elect D. Dorofeev to Supervisory Board		Management	For	For
11		Approve Remuneration of Supervisory Board		Management	For	For
12		Grant Board Authority to Issue Shares Up To 20 Percent of Issued Capital		Management	For	For
13		Authorize Board to Exclude Preemptive Rights from Issuance under Item 12		Management	For	For
14		Authorize Repurchase of Up to 10 Percent of Issued Share Capital		Management	For	For
15		Ratify PricewaterhouseCoopers as Auditors		Management	For	For
16		Other Business		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	590	12-May-2012		05-Jun-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	178,713	12-May-2012		05-Jun-2012
ALLAHABAD BANK
Security		Y0031K101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Jun-2012
ISIN		INE428A01015		Agenda		703837116 - Management
Record Date				Holding Recon Date		12-Jun-2012
City /	Country	KOLKATA /	India	Vote Deadline Date		31-May-2012
SEDOL(s)		6708289 - B05H4M5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the balance
sheet, profit and loss account of the bank as at
and for the year ended 31st March, 2012, the
report of the board of directors on the working
and activities of the bank for the period covered
by the accounts and the auditor's report on the
balance sheet and accounts				Management	For	For
2		To declare dividend on equity shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	157,484	23-May-2012		11-Jun-2012
GENTING BHD
Security		Y26926116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		14-Jun-2012
ISIN		MYL3182OO002		Agenda		703842321 - Management
Record Date				Holding Recon Date		12-Jun-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		07-Jun-2012
SEDOL(s)		4391700 - 6366665 - 6366676 - B0323Z8 - B1VXJL8 - B1W0GK6 - B1W1RW8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To approve the declaration of a final dividend of
4.5 sen less 25% tax per ordinary share of 10
sen each for the financial year ended 31
December 2011 to be paid on 26 July 2012 to
members registered in the Record of Depositors
on 29 June 2012				Management	For	For
2		To approve the payment of Directors' fees of RM826,900 for the financial year ended 31 December 2011 (2010 : RM932,556)		Management	For	For
3		To re-elect Tan Sri Lim Kok Thay as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company		Management	For	For
4	That Dato' Paduka Nik Hashim bin Nik Yusoff,
retiring in accordance with Section 129 of the
Companies Act, 1965, be and is hereby re-
appointed as a Director of the Company to hold
office until the conclusion of the next Annual
General Meeting				Management	For	For
5	That Tun Mohammed Hanif bin Omar, retiring in
accordance with Section 129 of the Companies
Act, 1965, be and is hereby re-appointed as a
Director of the Company to hold office until the
conclusion of the next Annual General Meeting				Management	For	For
6	That Tan Sri Dr. Lin See Yan, retiring in
accordance with Section 129 of the Companies
Act, 1965, be and is hereby re-appointed as a
Director of the Company to hold office until the
conclusion of the next Annual General Meeting				Management	For	For
7		To re-appoint PricewaterhouseCoopers as Auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
8		Proposed renewal of the authority for the Company to purchase its own shares		Management	For	For
9	Proposed exemption under Paragraph 24.1,
Practice Note 9 of the Malaysian Code on Take-
Overs and Mergers, 2010 to Kien Huat Realty
Sdn Berhad and persons acting in concert with it
from the obligation to undertake a mandatory
take-over offer on the remaining voting shares in
the Company not already owned by them, upon
the purchase by the Company of its own shares
pursuant to the proposed renewal of share buy-
back authority				Management	For	For
10		Authority to Directors pursuant to Section 132D of the Companies Act, 1965		Management	For	For
11		Proposed renewal of shareholders' mandate for recurrent related party transactions of a revenue or trading nature		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	26,400	24-May-2012		08-Jun-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	13,800	24-May-2012		08-Jun-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	3,843,820	24-May-2012		13-Jun-2012
PHILIPPINE LONG DISTANCE TELEPHONE CO
Security		718252604		Meeting Type		Consent
Ticker Symbol		PHI		Meeting Date		14-Jun-2012
ISIN		US7182526043		Agenda		933639265 - Management
Record Date		13-Apr-2012		Holding Recon Date		13-Apr-2012
City /	Country	/	United States	Vote Deadline Date		05-Jun-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.		APPROVAL OF THE AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011 CONTAINED IN THE COMPANY'S 2011 ANNUAL REPORT		Management	For	Against
2A		ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F. NEBRES, S.J. (INDEPENDENT DIRECTOR)		Management	For	None
2B		ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT DIRECTOR)		Management	For	None
2C		ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT DIRECTOR)		Management	For	None
2D		ELECTION OF DIRECTOR: MS. HELEN Y. DEE		Management	For	None
2E		ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA		Management	For	None
2F		ELECTION OF DIRECTOR: MR. JAMES L. GO		Management	For	None
2G		ELECTION OF DIRECTOR: MR. SETSUYA KIMURA		Management	For	None
2H		ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO		Management	For	None
2I		ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN		Management	For	None
2J		ELECTION OF DIRECTOR: MR. HIDEAKI OZAKI		Management	For	None
2K		ELECTION OF DIRECTOR: MS. MA. LOURDES C. RAUSA-CHAN		Management	For	None
2L		ELECTION OF DIRECTOR: MR. JUAN B. SANTOS		Management	For	None
2M		ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG		Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	1,697	22-May-2012		22-May-2012
000EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	000EGShares Low Volatility Emerging Markets Dividend ETF	THE BANK OF NEW YORK MELLON	25,676	22-May-2012		22-May-2012
PICK'N PAY STORES LTD
Security		S60947108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		15-Jun-2012
ISIN		ZAE000005443		Agenda		703856558 - Management
Record Date		08-Jun-2012		Holding Recon Date		08-Jun-2012
City /	Country	CAPE TOWN /	South Africa	Vote Deadline Date		08-Jun-2012
SEDOL(s)		5908961 - 6688068 - B06PBV6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		Appointment of the auditors - KPMG Inc.		Management	For	For
O.2.1		Election of Mr D Robins as director		Management	For	For
O.2.2		Election of Mr BJ van der Ross as director		Management	For	For
O.2.3		Election of Mr J van Rooyen as director		Management	For	For
O.2.4		Election of Mr RSJ van Rensburg as director		Management	For	For
O.3.1		Appointment of Mr J van Rooyen to the audit committee		Management	For	For
O.3.2		Appointment of Mr BJ van der Ross to the audit committee		Management	For	For
O.3.3		Appointment of Mr HS Herman to the audit committee		Management	For	For
O.3.4		Appointment of Ms AM Mathole to the audit committee		Management	For	For
A.1		Approval of remuneration report		Management	For	For
S.1		New Memorandum of Incorporation		Management	For	For
S.2		Directors' fees for the year ending 28 February 2013		Management	For	For
S.3		Financial assistance to related or inter-related companies		Management	For	For
S.4		General approval to repurchase Company shares		Management	For	For
O.4		Directors' authority to implement special and ordinary resolutions		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	2,174	29-May-2012		08-Jun-2012
SOHU.COM INC.
Security		83408W103		Meeting Type		Annual
Ticker Symbol		SOHU		Meeting Date		15-Jun-2012
ISIN		US83408W1036		Agenda		933622638 - Management
Record Date		20-Apr-2012		Holding Recon Date		20-Apr-2012
City /	Country	/	China	Vote Deadline Date		14-Jun-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1.		DIRECTOR		Management
	1	DR. EDWARD B. ROBERTS			For	For
	2	DR. ZHONGHAN DENG			For	For
2.		TO VOTE ON AN ADVISORY RESOLUTION APPROVING OUR EXECUTIVE COMPENSATION		Management	For	For
3.		TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	000EGShares GEMS Composite ETF	THE BANK OF NEW YORK MELLON	418	28-Apr-2012		28-Apr-2012
000EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	000EGShares Technology GEMS ETF	THE BANK OF NEW YORK MELLON	1,371	28-Apr-2012		28-Apr-2012
BAJAJ HINDUSTHAN LTD
Security		Y0547C130		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		16-Jun-2012
ISIN		INE306A01021		Agenda		703837584 - Management
Record Date				Holding Recon Date		14-Jun-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		08-Jun-2012
SEDOL(s)		B00YYR6 - B05PT46		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering and, if thought fit,
approving with or without modification(s), the
Scheme of Amalgamation of Bajaj Eco-Tec
Products Limited (the 'Transferor Company') with
Bajaj Hindusthan Limited (the 'Applicant
Company' or 'Transferee Company')  and at such
meeting and at any adjournment or adjournments
thereof				Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN TEXT OF
RESOLUTION-1.IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM-UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	319,330	23-May-2012		11-Jun-2012
DELTA CORP LTD
Security		Y1869P105		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		16-Jun-2012
ISIN		INE124G01033		Agenda		703846975 - Management
Record Date				Holding Recon Date		12-Jun-2012
City /	Country	PUNE /	India	Vote Deadline Date		06-Jun-2012
SEDOL(s)		B00HR98		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering and, if thought fit,
approving, with or without modification, the
arrangement embodied in the proposed Scheme
of Amalgamation of Richtime Realty Private
Limited ('RRPL') with Delta Corp Limited ('DCL')
and their respective shareholders and Creditors
and at such meeting, and any
adjournment/adjournments thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	101,988	26-May-2012		11-Jun-2012
SHIMAO PROPERTY HOLDINGS LIMITED
Security		G81043104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-Jun-2012
ISIN		KYG810431042		Agenda		703751847 - Management
Record Date		14-Jun-2012		Holding Recon Date		14-Jun-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		13-Jun-2012
SEDOL(s)		B16YNS1 - B18J566 - B1BC7Y4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0424/LTN20120424464.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To receive and adopt the audited consolidated financial statements together with the reports of the directors and the auditor of the Company for the year ended 31 December 2011		Management	For	For
2		To declare the final dividend for the year ended 31 December 2011		Management	For	For
3.i		To re-elect Mr. Hui Sai Tan, Jason as an executive director of the Company		Management	For	For
3.ii		To re-elect Ms. Yao Li as a non-executive director of the Company		Management	For	For
3.iii		To re-elect Ms. Kan Lai Kuen, Alice as an independent non-executive director of the Company		Management	For	For
3.iv		To re-elect Mr. Lam Ching Kam as an independent non-executive director of the Company		Management	For	For
3.v		To authorise the board of directors to fix the remuneration of directors		Management	For	For
4		To re-appoint PricewaterhouseCoopers as auditor of the Company and to authorise the board of directors of the Company to fix their remuneration		Management	For	For
5		To grant a general mandate to the directors of the Company to issue shares in the Company		Management	For	For
6		To grant a general mandate to the directors of the Company to repurchase shares in the Company		Management	For	For
7		To extend the general mandate granted to the directors of the Company to issue shares by adding the number of shares repurchased		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	360,151	25-Apr-2012		14-Jun-2012
EVRAZ PLC, LONDON
Security		G33090104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-Jun-2012
ISIN		GB00B71N6K86		Agenda		703813091 - Management
Record Date				Holding Recon Date		14-Jun-2012
City /	Country	LONDON /	United Kingdom	Vote Deadline Date		12-Jun-2012
SEDOL(s)		B71N6K8 - B75HHN6 - B762RM9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the report of the Directors and the Accounts for the year ended 31 December 2011		Management	For	For
2		To declare a final dividend of 0.17 US dollars per ordinary share in respect of the year ended 31 December 2011		Management	For	For
3		To approve the Directors' Remuneration Report for the year ended 31 December 2011		Management	For	For
4		To elect Alexander Abramov as a Director		Management	For	For
5		To elect Duncan Antony Hilder Baxter as a Director		Management	For	For
6		To elect Alexander Frolov as a Director		Management	For	For
7		To elect Karl Gruber as a Director		Management	For	For
8		To elect Alexander Izosimov as a Director		Management	For	For
9		To elect Sir Michael Peat as a Director		Management	For	For
10		To elect Olga Pokrovskaya as a Director		Management	For	For
11		To elect Terry John Robinson as a Director		Management	For	For
12		To elect Eugene Shvidler as a Director		Management	For	For
13		To elect Eugene Tenenbaum as a Director		Management	For	For
14		To appoint Ernst and Young LLP as auditors and to authorise the Directors to determine their remuneration		Management	For	For
15		To authorise the Directors to allot shares, as provided in resolution 15 set out in the AGM Notice		Management	For	For
16		To authorise the Company to make political donations		Management	For	For
17		To authorise the Company to communicate with shareholders by electronic means		Management	For	For
18		To disapply pre-emption rights		Management	For	For
19		To authorise the Directors to buy back shares		Management	For	For
20		To amend the articles of association of the Company		Management	For	For
21		To authorise the Company to hold general meetings on not less than 14 clear days' notice		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN TEXT OF
RESOLUTION'-S 7 AND 12 . IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS-PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	40,143	10-May-2012		12-Jun-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	6,016	10-May-2012		12-Jun-2012
IDEA CELLULAR LTD
Security		Y3857E100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		18-Jun-2012
ISIN		INE669E01016		Agenda		703847028 - Management
Record Date				Holding Recon Date		14-Jun-2012
City /	Country	GANDHINAGAR /	India	Vote Deadline Date		06-Jun-2012
SEDOL(s)		B1MP4H4 - B1VK1Q8		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Balance Sheet of the Company as at March 31,
2012 and the Profit and Loss account for the year
ended on that date together with the Reports of
the Board of Directors and Auditors thereon				Management	For	For
2		To appoint a Director in place of Mr. Mohan Gyani, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
3		To appoint a Director in place of Mr. Arun Thiagarajan, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
4		To appoint a Director in place of Mr. R.C. Bhargava, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Mr. P. Murari, who retires by rotation, and being eligible, offers himself for re-appointment		Management	For	For
6	To appoint M/s. Deloitte Haskins & Sells,
Chartered Accountants, Mumbai, as the Statutory
Auditors of the Company, to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting and fix their remuneration				Management	For	For
7		Appointment of Ms. Madhabi Puri Buch as a Director		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,704,535	26-May-2012		06-Jun-2012
JIANGSU EXPRESSWAY CO LTD
Security		Y4443L103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Jun-2012
ISIN		CNE1000003J5		Agenda		703755768 - Management
Record Date		18-May-2012		Holding Recon Date		18-May-2012
City /	Country	JIANGSU /	China	Vote Deadline Date		08-Jun-2012
SEDOL(s)		6005504 - B01XLJ3 - B1BJTS3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0423/LTN20120423933.pdf		Non-Voting
1		The report of the Board of Directors of the Company for the year ended 31 December 2011 be approved		Management	For	For
2		The report of the Supervisory Committee of the Company for the year ended 31 December 2011 be approved		Management	For	For
3		The annual budget report for year 2011 be approved		Management	For	For
4		The financial statements and the auditors' report of the Company for the year ended 31 December 2011 be approved		Management	For	For
5	The profit distribution scheme of the Company in
respect of the final dividend for the year ended 31
December 2011: the proposed declaration of a
cash dividend of RMB0.36 per share (tax
inclusive) be approved				Management	For	For
6		The appointment of Deloitte Touche Tohmatsu CPA Ltd. as the Company's auditors for the year 2012 at a remuneration of not exceeding RMB2,100,000/year be approved		Management	For	For
7		The appointment of Deloitte Touche Tohmatsu CPA Ltd. as the Company's auditors of internal control for the year 2012 at an aggregate remuneration of RMB680,000/year be approved		Management	For	For
8.1	Election of director: the appointment of Mr. Yang
Gen Lin as a non-executive Director of the
Company and the signing of a letter of
appointment between the Company and Mr.
Yang with a term commencing from the date of
the 2011 Annual General Meeting and expiring
on the date of the 2014 Annual General Meeting
be approved				Management	For	For
8.2	Election of director: the appointment of Madam
Zhang Yang as a non-executive Director of the
Company and the signing of a letter of
appointment between the Company and Madam
Zhang with a term commencing from the date of
the 2011 Annual General Meeting and expiring
on the date of the 2014 Annual General Meeting
be approved				Management	For	For
8.3	Election of director: the appointment of Mr. Chen
Xiang Hui as a non-executive Director of the
Company and the signing of a letter of
appointment between the Company and Mr.
Chen with a term commencing from the date of
the 2011 Annual General Meeting and expiring
on the date of the 2014 Annual General Meeting
be approved				Management	For	For
8.4	Election of director: the appointment of Mr. Du
Wen Yi as a non-executive Director of the
Company and the signing of a letter of
appointment between the Company and Mr. Du
with a term commencing from the date of the
2011 Annual General Meeting and expiring on
the date of the 2014 Annual General Meeting be
approved				Management	For	For
8.5	Election of director: the appointment of Mr. Qian
Yong Xiang as an executive Director of the
Company and the signing of service contract for
executive director between the Company and Mr.
Qian with a term commencing from the date of
the 2011 Annual General Meeting and expiring
on the date of the 2014 Annual General Meeting
be approved				Management	For	For
8.6	Election of director: the appointment of Ms.
Cheng Chang Yung Tsung, Alice as a
nonexecutive Director of the Company and the
signing of a letter of appointment between the
Company and Ms. Chang with a term
commencing from the date of the 2011 Annual
General Meeting and expiring on the date of the
2014 Annual General Meeting with an annual
remuneration of HKD 300,000 (after tax) be
approved				Management	For	For
8.7	Election of director: the appointment of Mr. Fang
Hung, Kenneth as a non-executive Director of the
Company and the signing of a letter of
appointment between the Company and Mr.
Fang with a term commencing from the date of
the 2011 Annual General Meeting and expiring
on the date of the 2014 Annual General Meeting
with an annual remuneration of HKD 300,000
(after tax)be approved				Management	For	For
8.8	Election of director: the appointment of Mr. Xu
Chang Xin as an independent nonexecutive
Director of the Company and the signing of an
independent non-executive director service
contract between the Company and Mr. Xu with a
term commencing from the date of the 2011
Annual General Meeting and expiring on the date
of the 2014 Annual General Meeting with an
annual remuneration of RMB60,000 (after tax) be
approved				Management	For	For
8.9	Election of director: to consider and approve the
appointment of Mr. Gao Bo as an independent
non-executive Director of the Company and the
signing of an independent non-executive director
service contract between the Company and Mr.
Gao with a term commencing from the date of the
2011 Annual General Meeting and expiring on
the date of the 2014 Annual General Meeting
with an annual remuneration of RMB60,000 (after
tax)				Management	For	For
8.10	Election of director: the appointment of Mr. Chen
Donghua as an independent nonexecutive
Director of the Company and the signing of an
independent non-executive director service
contract between the Company and Mr. Chen
with a term commencing from the date of the
2011 Annual General Meeting and expiring on
the date of the 2014 Annual General Meeting
with an annual remuneration of RMB60,000 (after
tax) be approved				Management	For	For
8.11	Election of director: the appointment of Mr. Zhang
Erzhen as an independent nonexecutive Director
of the Company and the signing of an
independent non-executive director service
contract between the Company and Mr. Zhang
with a term commencing from the date of the
2011 Annual General Meeting and expiring on
the date of the 2014 Annual General Meeting
with an annual remuneration of RMB60,000 (after
tax) be approved				Management	For	For
9.1	Election of Supervisor: the appointment of Mr.
Chang Qing as a Supervisor of the Company and
the signing of a letter of appointment between the
Company and Mr. Chang with a term
commencing from the date of the 2011 Annual
General Meeting and expiring on the date of the
2014 Annual General Meeting be approved				Management	For	For
9.2	Election of Supervisor: the appointment of Mr.
Sun Hong Ning as a Supervisor of the Company
and the signing of a letter of appointment
between the Company and Mr. Sun with a term
commencing from the date of the 2011 Annual
General Meeting and expiring on the date of the
2014 Annual General Meeting be approved				Management	For	For
9.3	Election of Supervisor: the appointment of
Madam Hu Yu as a Supervisor of the Company
and the signing of a letter of appointment
between the Company and Madam Hu with a
term commencing from the date of the 2011
Annual General Meeting and expiring on the date
of the 2014 Annual General Meeting be approved				Management	For	For
10	That the long term equity investment in Jiangsu
Yanjiang Expressway Co., Ltd. ("Yanjiang
Expressway Co") by Jiangsu Guangjing Xicheng
Expressway Co., Ltd. ("Guangjing Xicheng"), the
Company's subsidiary, be approved, AND THAT
the scheme of participating in capital
enlargement in Yanjiang Expressway Co be
confirmed, AND THAT the calculation with
reference to the current paid in capital of
Yanjiang Expressway Co of RMB2,100,000,000
and the estimated asset value of Yanjiang
Expressway Co as at 31 December 2011, with a
ratio of 1:1.4662, the contribution by Guangjing
Xicheng of RMB1,466,200,000 in the capital
enlargement be confirmed AND THAT an amount
of RMB1,000,000,000 be injected into the
registered capital, representing approximately
32.26% of the registered capital of Yanjiang
Expressway Co after the enlargement, and
CONTD				Management	For	For
CONT		CONTD an amount of RMB466,200,000 be injected as capital reserve		Non-Voting
11	That the issue of not more than
RMB2,000,000,000 short-term commercial
papers be approved and that the authorisation of
Mr. Qian Yong Xiang, a director of the Company,
to deal with the matters relevant to the issue; and
the issue be taken place within one year from the
date of this annual general meeting be approved				Management	For	For
12	That the replacement of the Article 9.6(5) of
Articles of Association of the Company with the
following be approved:- "(5) The place for holding
the Company's general meetings shall be the
registered office of the Company or such place
as shall be determined by the Board."				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	1,910,364	26-Apr-2012		11-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	296,225	26-Apr-2012		11-Jun-2012
CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
Security		P2577R102		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		19-Jun-2012
ISIN		BRCMIGACNOR6		Agenda		703877110 - Management
Record Date				Holding Recon Date		14-Jun-2012
City /	Country	BELO HORIZONTE /	Brazil	Vote Deadline Date		12-Jun-2012
SEDOL(s)		2192723 - B1YBRK4 - B2QHFX6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER
SIGNED POWER OF-ATTORNEY (POA) IS
REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING-INSTRUCTIONS IN
THIS MARKET. ABSENCE OF A POA, MAY
CAUSE YOUR INSTRUCTIONS TO-BE
REJECTED. IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT YOUR CLIENT SERVICE-
REPRESENTATIVE				Non-Voting
CMMT		PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE- NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU		Non-Voting
1	To vote regarding the ratification of having
exceeded, in 2011, the targets contained in lines
B and D of paragraph 7 of article 11 of the
corporate bylaws, corresponding to the
consolidated ratio of debt as measured by net
debt over net debt plus equity and to the
consolidated amount of funds allocated to capital
investments and to the acquisition of any assets
of the company				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Brazil Infrastructure ETF		EGS IND BRZ INFRAS ETF BRZEX EGShares Brazil Infrastructure ETF	BEGShares Brazil Infrastructure ETF	BANK OF NEW YORK MELLON	165,595	01-Jun-2012		12-Jun-2012
JIANGXI COPPER CO LTD
Security		Y4446C100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		19-Jun-2012
ISIN		CNE1000003K3		Agenda		703891312 - Management
Record Date		18-May-2012		Holding Recon Date		18-May-2012
City /	Country	JIANGXI /	China	Vote Deadline Date		08-Jun-2012
SEDOL(s)		0268916 - 6000305 - B014W93 - B15DXT0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 984875 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0503/LTN201205031110.pdf-AND
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0604/LTN201206041324-.pdf				Non-Voting
1		To consider and approve the report of the board of directors of the Company (the "Board') for the year of 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year of 2011		Management	For	For
3		To consider and approve the audited financial statements and the auditors' report for the year of 2011		Management	For	For
4		To consider and approve the proposal for distribution of profit of the Company for the year of 2011		Management	For	For
5	To approve, ratify and confirm the revised
financial services agreement ("Revised Financial
Services Agreement") entered into between JCC
Finance Company Limited ("JCC Financial") and
Jiangxi Copper Corporation ("JCC") on 27 March
2012 in respect of provision of financial services
by JCC Financial to JCC and its subsidiaries from
time to time (other than the Company and its
subsidiaries (collectively, the "Group")) and to
approve the relevant annual caps in respect of
credit services contemplated under the Revised
Financial Services Agreement and the
transactions contemplated thereunder				Management	For	For
6	To approve, ratify and confirm the land leasing
agreement ("New Land Leasing Agreement")
entered into between the Company and JCC on
27 March 2012 in relation to the leasing of land
use right of the lands from JCC to the Group and
to approve the relevant annual caps and the
transactions contemplated thereunder				Management	For	For
7.i		To elect the director of the Company: Li Yihuang		Management	For	For
7.ii		To elect the director of the Company: Li Baomin		Management	For	For
7.iii		To elect the director of the Company: Gao Jianmin		Management	For	For
7.iv		To elect the director of the Company: Liang Qing		Management	For	For
7.v		To elect the director of the Company: Gan Chengjiu		Management	For	For
7.vi		To elect the director of the Company: Hu Qingwen		Management	For	For
7.vii		To elect the director of the Company: Shi Jialiang		Management	For	For
7viii		To elect the director of the Company: Wu Jianchang		Management	For	For
7.ix		To elect the director of the Company: Gao Dezhu		Management	For	For
7.x		To elect the director of the Company: Zhang Weidong		Management	For	For
7.xi		To elect the director of the Company: Deng Hui		Management	For	For
8	To authorise the Board to enter into service
contract and/or appointment letter with each of
the newly elected executive Directors and
independent non-executive Directors respectively
subject to such terms and conditions as the
Board shall think fit and to do all such acts and
things to give effect to such matters				Management	For	For
9.i		To elect and confirm appointment of the supervisor of the Company: Hu Faliang		Management	For	For
9.ii		To elect and confirm appointment of the supervisor of the Company: Wu Jinxing		Management	For	For
9.iii		To elect and confirm appointment of the supervisor of the Company: Wan Sujuan		Management	For	For
9.iv		To elect and confirm appointment of the supervisor of the Company: Xie Ming		Management	For	For
9.v		To elect and confirm appointment of the supervisor of the Company: Lin Jinliang		Management	For	For
10	To authorise the Board to enter into service
contract or appointment letter with each of the
newly elected Supervisors subject to such terms
and conditions as the Board shall think fit and to
do all such acts and things to give effect to such
matters				Management	For	For
11		To approve the annual remunerations of each newly elected executive Directors, independent non-executive Directors and Supervisors during their terms of office		Management	For	For
12	To appoint Deloitte Touche Tohmatsu CPA
Limited and Deloitte Touche Tohmatsu as the
Company's domestic auditors and overseas
auditors for the year 2012 respectively and to
appoint Deloitte Touche Tohmatsu CPA Limited
as the Company's internal control audit institution
for the year 2012 and to authorise the Board to
determine their remunerations and any one
executive Director to enter into the service
agreement and any other related documents with
Deloitte Touche Tohmatsu and Deloitte Touche
Tohmatsu CPA Limited				Management	For	For
13		To consider and approve the proposal on permanent replenishment of working capital by surplus capital raised from previous non-public issue of A shares of the Company		Management	For	For
14		To give a general mandate to the Directors to issue new H shares of not more than 20% of the total H shares in issue as at the date of the annual general meeting		Management	For	For
15	To consider and approve the expansion of
business scope of the Company to include the
provision of import and export agency services,
to amend the relevant provisions of the articles of
association of the Company after the Company
obtains the approval from the relevant authorities
for provision of import and export agency
services, and to authorise the directors of the
Company to handle all relevant procedures in
relation thereto				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	138,641	06-Jun-2012		11-Jun-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	20,000	06-Jun-2012		11-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	245,424	06-Jun-2012		11-Jun-2012
MISC BHD, KUALA LUMPUR
Security		Y6080H105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Jun-2012
ISIN		MYL3816OO005		Agenda		703861395 - Management
Record Date				Holding Recon Date		18-Jun-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		13-Jun-2012
SEDOL(s)		6557997 - 6558042 - B02GT53		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the audited financial statements of the company for the financial period ended 31 December 2011 and the Report of the Directors and Auditors thereon		Management	For	For
2		To re-elect Mohd. Farid bin Mohd. Adnan who retires in accordance with Article 95 of the Company's Articles of Association and being eligible, offer himself for re-election		Management	For	For
3	To re-elect Tan Sri Dr. Wan Abdul Aziz bin Wan
Abdullah as Director who retire pursuant to
Article 97 of the Company's Articles of
Association and who being eligible, have offered
themselves for re-election				Management	For	For
4		To re-elect Harry K. Menon as Director who retire pursuant to Article 97 of the Company's Articles of Association and who being eligible, have offered themselves for re-election		Management	For	For
5		To re-elect Dato' Halipah binti Esa as Director who retire pursuant to Article 97 of the Company's Articles of Association and who being eligible, have offered themselves for re-election		Management	For	For
6		To approve the payment of Directors' fees amounting to RM360,000.00 for the financial period ended 31 December 2011		Management	For	For
7	To re-appoint Messrs Ernst & Young as Auditors
of the Company to hold office from the conclusion
of this meeting until the conclusion of the next
Annual General Meeting and to authorise the
Directors to fix their remuneration				Management	For	For
8		Proposed authority to allot shares pursuant to section 132d of the companies act, 1965		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	17,900	30-May-2012		14-Jun-2012
ROSNEFT OIL COMPANY OJSC, MOSCOW
Security		67812M207		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		20-Jun-2012
ISIN		US67812M2070		Agenda		703863818 - Management
Record Date		04-May-2012		Holding Recon Date		04-May-2012
City /	Country	ST PETERSBOURG /	Russian Federation	Vote Deadline Date		11-Jun-2012
SEDOL(s)		B17FSC2 - B1N63N5 - B550CN6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of the Annual Report of the Company		Management	For	For
2		Approval of the financial (accounting) statements, including profit and loss statements (profit and loss accounts) of the Company		Management	For	For
3		Approval of the distribution of the Company profits for 2011		Management	For	For
4		On amount, timing, and form of payment of dividends for 2011		Management	For	For
5		On remuneration and reimbursement of expenses for members of the Board of Directors of the Company		Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
6.1		Election of members of the Board of Director of the Company: Warnig, Matthias		Management	For	For
6.2		Election of members of the Board of Director of the Company: Kuzovlev, Mikhail Valerievich		Management	For	For
6.3		Election of members of the Board of Director of the Company: Laverov, Nikolay Pavlovich		Management	For	For
6.4		Election of members of the Board of Director of the Company: Nekipelov, Alexander Dmitrievich		Management	For	For
6.5		Election of members of the Board of Director of the Company: Rudloff, Hans-Joerg		Management	For	For
6.6		Election of members of the Board of Director of the Company: Khudainatov, Eduard Yurievich		Management	For	For
6.7		Election of members of the Board of Director of the Company: Shishin, Sergey Vladimirovich		Management	For	For
6.8		Election of members of the Board of Director of the Company: Shugaev, Dmitry Evgenievich		Management	For	For
6.9		Election of members of the Board of Director of the Company: Scherbovich, Ilya Viktorovich		Management	For	For
7.1		Election of member of the Internal Audit Commission of the Company: Litvina, Elena Yurievna		Management	For	For
7.2		Election of member of the Internal Audit Commission of the Company: Nozadze, Georgy Avtandilovich		Management	For	For
7.3		Election of member of the Internal Audit Commission of the Company: Pakhomov, Sergey Alexandrovich		Management	For	For
7.4		Election of member of the Internal Audit Commission of the Company: Fisenko, Tatiana Vladimirovna		Management	For	For
7.5		Election of member of the Internal Audit Commission of the Company: Yugov, Alexander Sergeevich		Management	For	For
8		Approval of the auditor of the Company		Management	For	For
9.1.1	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client), within the
scope of the General Agreement on General
Terms of Deposit Operations, of transactions with
OJSC VBRR (bank) involving the placement by
the Company of cash funds in Russian rubles,
and/or US dollars, and/or EURO in the maximum
total amount of 493,000,000.0 thousand rubles
on the following conditions: term - from one day
to one year; interest rate for rubles - no lower
than MosPrime (MIBOR) for the respective term
minus 15%; for US dollars - no lower than Libor
(US dollars) for the respective term minus 10%;
for EURO - no lower than Libor (EURO) for the
respective term minus 10%				Management	For	For
9.1.2	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client), within the
scope of the General Agreement on General
Terms of Deposit Operations, of transactions with
OJSC VTB (bank) involving the placement by the
Company of cash funds in Russian rubles, and/or
USA dollars, and/or EURO in the maximum total
amount of 493,000,000.0 thousand rubles on the
following conditions: term - from one day to one
year; interest rate for rubles - no lower than
MosPrime (MIBOR) for the respective term minus
15%; for US dollars - no lower than Libor (US
dollars) for the respective term minus 10%; for
EURO - no lower than Libor (EURO) for the
respective term minus 10%				Management	For	For
9.1.3	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client), within the
scope of the General Agreements on General
Terms of Deposit Operations and on General
Terms of Deposit Operations with Conversion, of
transactions with OJSC GPB (bank) involving the
placement by the Company of cash funds in
Russian rubles, and/or US dollars, and/or EURO
in the maximum total amount of 493,000,000.0
thousand rubles with potential conversion of the
deposit on the following conditions: term - from
one day to one year; interest rate for rubles - no
lower than MosPrime (MIBOR) for the respective
term minus 15%; for US dollars - no lower than
Libor (US dollars) for the respective term minus
CONTD				Management	For	For
CONT		CONTD 10%; for EURO - no lower than Libor (EURO) for the respective term-minus 10%		Non-Voting
9.1.4	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client), within the
scope of the General Agreement on General
Terms of Deposit Operations, of transactions with
OJSC AB Russia involving the placement by the
Company of cash funds in Russian rubles, and/or
US dollars, and/or EURO in the maximum total
amount of 493,000,000.0 thousand rubles on the
following conditions: term - from one day to one
year; interest rate for rubles - no lower than
MosPrime (MIBOR) for the respective term minus
15%; for US dollars - no lower than Libor (US
dollars) for the respective term minus 10%; for
EURO - no lower than Libor (EURO) for the
respective term minus 10%				Management	For	For
9.1.5	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client), within the
scope of the General Agreement on General
Terms of Conversion Operations, of transactions
with OJSC VBRR (bank) involving foreign
currency sale and purchase (conversion
operations) with US dollar/ruble, EURO/ruble,
and EURO/US dollar currency pairs in the
maximum total amount of 238,000,000.0
thousand rubles at the following exchange rates:
for transactions with the US dollar/ruble pair - no
lower than weighted average rate at MICEX-RTS
as at the day of settlements minus 0.7 rubles; for
transactions with the EURO/ruble pair - no lower
than weighted average rate at MICEX-RTS as at
the day of settlements CONTD				Management	For	For
CONT		CONTD minus 0.8 rubles; for transactions with the EURO/US dollar pair - no-lower than weighted average rate at MICEX-RTS as at the day of settlements-minus 0.5 EURO		Non-Voting
9.1.6	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client), within the
scope of the General Agreement on Futures
Transactions on the Financial Markets and the
General Agreement on General Terms of
Conversion Operations Using the Electronic
Communication Tools, of transactions with OJSC
Bank VTB (bank) involving foreign currency sale
and purchase (conversion operations) with US
dollar/ruble, EURO/ruble, and EURO/US dollar
currency pairs in the maximum total amount of
578,000,000.0 thousand rubles at the following
exchange rates: for transactions with the US
dollar/ruble pair - no lower than weighted average
rate at MICEX-RTS as at the day of settlements
minus 0.7 rubles; CONTD				Management	For	For
CONT	CONTD for transactions with the EURO/ruble
pair - no lower than weighted-average rate at
MICEX-RTS as at the day of settlements minus
0.8 rubles; for-transactions with the EURO/US
dollar pair - no lower than weighted average-rate
at MICEX-RTS as at the day of settlements
minus 0.5 EURO				Non-Voting
9.1.7	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client) of
transactions with OJSC GPB (bank) involving
foreign currency sale and purchase (conversion
operations) with US dollar/ruble, EURO/ruble,
and EURO/US dollar currency pairs in the
maximum total amount of 578,000,000.0
thousand rubles at the following exchange rates:
for transactions with the US dollar/ruble pair - no
lower than weighted average rate at MICEX-RTS
as at the day of settlements minus 0.7 rubles; for
transactions with the EURO/ruble pair - no lower
than weighted average rate at MICEX-RTS as at
the day of settlements minus 0.8 rubles; for
transactions with the EURO/US dollar pair - no
lower than CONTD				Management	For	For
CONT		CONTD weighted average rate at MICEX-RTS as at the day of settlements minus-0.5 EURO		Non-Voting
9.1.8	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client) of
transactions with OJSC AB Russia involving
foreign currency sale and purchase (conversion
operations) with US dollar/ruble, EURO/ruble,
and EURO/US dollar currency pairs in the
maximum total amount of 238,000,000.0
thousand rubles at the following exchange rates:
for transactions with the US dollar/ruble pair - no
lower than weighted average rate at MICEX-RTS
as at the day of settlements minus 0.7 rubles; for
transactions with the EURO/ruble pair - no lower
than weighted average rate at MICEX-RTS as at
the day of settlements minus 0.8 rubles; for
transactions with the EURO/US dollar pair - no
lower than CONTD				Management	For	For
CONT		CONTD weighted average rate at MICEX-RTS as at the day of settlements minus-0.5 EURO		Non-Voting
9.1.9	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client) of
transactions with OJSC VBRR (bank) involving
the attraction by the Company of short-term loans
in rubles, and/or US dollars, and/or EURO in the
maximum total amount of 216,000,000.0				Management	For	For	None
thousand rubles on the following conditions: term:
up to 30 days; interest rate for rubles - no higher
than MosPrime (MIBOR) for the respective term
plus 15%; for US dollars - no higher than Libor
(US dollars) for the respective term plus 10%; for
EURO - no higher than Libor (EURO) for the
respective term plus 10%
91.10	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client) of
transactions with OJSC Bank VTB (bank)
involving the attraction by the Company of short-
term loans (within the scope of the Agreement on
the Procedure for Concluding Credit Transactions
using the "Reuter Dealing" system and other
remote banking systems) and long-term loans in
rubles and/or US dollars and/or EURO in the
maximum total amount of 373,050,000.0
thousand rubles on the following conditions: 1)
short-term loans: maximum total amount -
216,000,000.0 thousand rubles; term - up to 30
days; interest rate for rubles - no higher than
MosPrime (MIBOR) for the respective term plus
15%; for US dollars - no CONTD				Management	For	For
CONT	CONTD higher than Libor (US dollars) for the
respective term plus 10%; for-EURO - not higher
than Libor (Euro) for the respective term plus
10% 2)-long-term loans: maximum total amount-
157,050,000.0 thousand rubles; term --from 31
days to 7 years; interest rate-no higher than 10%
annually; financing-arrangement fee-no higher
than 1% of the credit amount; credit use fee-no-
higher than 0.5% annually				Non-Voting
91.11	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client) of
transactions with OJSC GPB (bank) involving the
attraction by the Company of short-term loans
(within the scope of the General Agreement on
the Procedure for Concluding Credit
Transactions) and long-term loans in rubles
and/or US dollars and/or EURO in the maximum
total amount of 320,700,000.0 thousand rubles
on the following conditions: 1) short-term loans:
maximum total amount-216,000,000.0 thousand
rubles; term - up to 30 days; interest rate for
rubles - no higher than MosPrime (MIBOR) for
the respective term plus 15% for US dollars - no
higher than Libor (US dollars) for the respective
term plus 10%; EURO - CONTD				Management	For	For
CONT	CONTD no higher than Libor (EURO) for the
respective term plus 10% 2)-long-term loans:
maximum total amount-104,700,000.0 thousand
rubles; interest-rate-no higher than 10% annually;
financing arrangement fee-no higher than 1%-of
the credit amount; credit use fee-no higher than
0.5% annually term - from-31 days to 7 years				Non-Voting
91.12	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Execution by the Company (client) of
transactions with OJSC AB Russia (bank)
involving the attraction by the Company of short-
term loans in rubles, and/or US dollars, and/or
EURO in the maximum total amount of
216,000,000.0 thousand rubles on the following
conditions: term: up to 30 days; interest rate for
rubles - no higher than MosPrime (MIBOR) for
the respective term plus 15%; for US dollars - no
higher than Libor (US dollars) for the respective
term plus 10%; for EURO - no higher than Libor
for the respective term plus 10%				Management	For	For
91.13	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity: Sale by
the Company (seller) to LLC RN-
Vostoknefteprodukt (buyer) of petroleum
products in the amount of 2,238.2 thousand tons
for the total value of 67,789,867.1 thousand
rubles, including: gasoline - 981,3 thousand tons;
diesel and jet fuel - 1,060.7 thousand tons; other
petroleum products - 196.2 thousand tons				Management	For	For
91.14	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity: Sale by
the Company (seller) to LLC RN-Bunker (buyer)
of petroleum products in the amount of 3,568.6
thousand tons for the total value of 63,964,123.0
thousand rubles, including: diesel fuel - 580
thousand tons; other petroleum products -2,988.6
thousand tons				Management	For	For
91.15	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Rendering by LLC RN-Yuganskneftegaz of
services (works) involving hydrocarbon
production at oil-and-gas fields to which the
Company holds the respective development
licenses, including: crude oil in the amount of
65,383.2 thousand tons; associated gas in the
amount 4,584.3 million cubic meters and transfer
of produced hydrocarbons to the Company for
further realization for a maximum total fee of
180,632,631.7 thousand rubles				Management	For	For
91.16	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity: Transfer
of fixed assets (as per the list) belonging to the
Company (lessor) to LLC RN-Yuganskneftegaz
(lessee) for temporary use and utilization (lease)
for a maximum total fee of 77,000,000.0
thousand rubles				Management	For	For
91.17	To approve the related party transactions, which
may be executed by OJSC Rosneft Oil Company
(the Company) in the future as part of the
ordinary economic and business activity:
Rendering by OJSC AK Transneft of services to
the Company involving the transportation of
123,180.0 thousand tons of crude oil by trunk
pipelines in 2013 for a maximum total fee of
208,000,000.0 thousand rubles				Management	For	For
9.2.1	To approve the transaction in which all members
of the Board of Directors of the Company are
related parties: To set the price of the related
party transaction (insurance premium amount),
which is the conclusion of the Insurance
Agreement between the Company (insurant) and
OJSC SOGAZ (insurer) covering the liability of
OJSC Rosneft Oil Company, any subsidiary of
OJSC Rosneft Oil Company, the members of the
Board of Directors, managers and employees of
OJSC Rosneft Oil Company, , at 1,200,000 US
dollars				Management	For	For
9.2.2	To approve the transaction in which all members
of the Board of Directors of the Company are
related parties: To approve the Insurance
Agreement between the Company (insurant) and
OJSC SOGAZ (insurer) covering the liability of
OJSC Rosneft Oil Company, any subsidiary of
OJSC Rosneft Oil Company, the members of the
Board of Directors, managers and employees of
OJSC Rosneft Oil Company, as a related party
transaction on the following conditions: Subject of
the Agreement: on the basis of all terms of the
Insurance Agreement, the Insurer shall, in the
event of any insured occurrence stipulated in the
Agreement, pay the insurance to the insured
person and/or beneficiary and/or any other third
party that may be entitled to receive such a
compensation. Insured persons: 1. OJSC
Rosneft Oil Company; 2. any subsidiary of OJSC
CONTD				Management	For	For
CONT	CONTD Rosneft Oil Company (as stipulated in
the Agreement); 3. any person,-who prior to the
start of the insurance period was, as of the start
of the-insurance period is, or in the course of the
insurance period becomes a-member of the
Rosneft's Board of Directors, as well as a director
according-the securities issue prospectus or an
executive mentioned as such in any-information
on the listing or in the prospectus of the securities
issued by-Rosneft; 4. any person, who prior to
the start of the period was, as of the-start of the
insurance period is, or during the insurance
period becomes (A)-a director or an executive
(including but not limited to: a member of a-
collective executive body, the sole executive
body) of OJSC Rosneft Oil-Company, except for
an external auditor or an offical receiver, (b) an-
employee, (c) CONTD				Non-Voting
CONT	CONTD shadow or de facto director, (d) director
of a stand-alone/subsidiary-entity and/or a
representative office/branch, ( ) chief accountant,
as well-as (f) a person that occupied, occupies,
or will occupy the post of-director/executive of
OJSC ROSNEFTEGAZ to the extent of action
(inaction) in-respect to making managerial
decisions in relation to to the Insurant-emanating
from the ownership by OJSC ROSNEFTEGAZ of
the securities of the-Insured, (f) the wife/husband
or common-law partner of the insured person, as-
well as (g) an external administrator, hair, lawful
representative or-executor of the will of a
diseased, legally incompetent or bankrupt entity
in-respect to losses arising out of a claim for
remedy in view of a wrongful-action of such an
Ensured entity. Beneficiary under the Agreement:
Insured-persons, Insurant CONTD				Non-Voting
CONT	CONTD , as well as any third parties which may
suffer damage/loss. The price-of the Agreement
(insurance premium amount): 1,200,000 US
dollars The-insurance period: from July 10, 2012
to July 10, 2013. This Agreement,-however,
applies to events/actions/events
occurred/conducted from July 10,-2006 (the date
the continual insurance cover started). Insurance
amount under-the Agreement (Limit of liability):
150,000,000 US dollars: Additional limits-for
independent directors (in excess of the general
limit of liability):-1,000,000 US dollars - a special
additional limit for each independent-director,
6,000,000 US dollars - an additional insurance
amount for all-independent directors. Insurance
objects: property interests of the Insured-entities,
related to the obligation to repay losses suffered
by the insurance-beneficiaries CONTD				Non-Voting
CONT	CONTD and/or other persons, as well as related
to any costs and expenses by-the Insured
entities. Insurance events under the Agreement:
the advent of all-following circumstances: (A) the
appearance of an obligation of Insured-entities to
repay monetary or any other damage or any
other legal or-objective compensation in view of
wrongful action of the Insured entities in-any
jurisdiction, (b) claims against the Insured entities
in view of losses-of other entities specified in item
(A) above. Deductible amount (to be-deducted in
the event the Insurant pays compensation upon
claims against the-Insured entities including the
Insured itself): in respect to claims on-securities,
filed in the US or Canada: 500,000 US dollars: in
respect to-claims on securities, filed in other
countries: 250,000 US dollars: in-respect to all
CONTD				Non-Voting
CONT		CONTD other claims filed in the USA or Canada: 100,000 US dollars: in respect-to all other claims filed all over the world, except for the US and Canada:-100,000 US dollars		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	17,581	04-Jun-2012		11-Jun-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	55,544	04-Jun-2012		11-Jun-2012
DONGFENG MOTOR GROUP COMPANY LTD
Security		Y21042109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Jun-2012
ISIN		CNE100000312		Agenda		703759324 - Management
Record Date		21-May-2012		Holding Recon Date		21-May-2012
City /	Country	WUHAN /	China	Vote Deadline Date		12-Jun-2012
SEDOL(s)		B0PH5N3 - B0TBB66 - B0XZY65		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0425/LTN20120425585.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU		Non-Voting
1		To consider and approve the report of the board of directors (the "Board") of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the report of the international auditors and audited financial statements of the Company for the year ended 31 December 2011		Management	For	For
4	To consider and approve the profit distribution
proposal of the Company for the year ended 31
December 2011, and authorise the Board to deal
with all issues in relation to the Company's
distribution of final dividend for the year 2011				Management	For	For
5	To consider and approve the authorisation to the
Board to deal with all issues in relation to the
Company's distribution of interim dividend for the
year 2012 in its absolute discretion (including, but
not limited to, determining whether to distribute
interim dividend for the year 2012)				Management	For	For
6	To consider and approve the re-appointment of
Ernst & Young as the international auditors of the
Company, and Ernst & Young Hua Ming as the
PRC auditors of the Company for the year 2012
to hold office until the conclusion of the next
annual general meeting, and to authorise the
Board to fix their remuneration				Management	For	For
7		To consider and approve the authorisation of the Board to fix the remuneration of the directors and the supervisors of the Company for the year 2012		Management	For	For
8		To give grant a general mandate to the Board to issue, allot and deal with additional shares in the Company not exceeding 20 per cent. of each of the existing Domestic Shares and H Shares in issue		Management	For	For
PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	26,000	26-Apr-2012		13-Jun-2012
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	22,800	26-Apr-2012		13-Jun-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	4,983,609	26-Apr-2012		13-Jun-2012
GUANGZHOU AUTOMOBILE GROUP CO., LTD, PRC
Security		Y2931M104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Jun-2012
ISIN		CNE100000Q35		Agenda		703759564 - Management
Record Date		21-May-2012		Holding Recon Date		21-May-2012
City /	Country	GUANGZHOU /	China	Vote Deadline Date		12-Jun-2012
SEDOL(s)		B3MRNP5 - B433995 - B5KRNR3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0425/LTN20120425766.pdf		Non-Voting
1		Resolution in relation to the report of the board of directors of the Company (the "Board") for the year 2011		Management	For	For
2		Resolution in relation to the report of the supervisory committee (the "Supervisory Committee") of the Company for the year 2011		Management	For	For
3		Resolution in relation to the financial report of the Company for the year 2011		Management	For	For
4		Resolution in relation to the profit distribution proposal of the Company for the year 2011		Management	For	For
5a		Resolutions in relation to the appointment of the auditors of the Company for year 2012: international auditor		Management	For	For
5b		Resolutions in relation to the appointment of the auditors of the Company for year 2012: domestic auditor and internal control auditor		Management	For	For
6A		Resolution in relation to the election of the second session of the Board:Mr. Zhang Fangyou		Management	For	For
6B		Resolution in relation to the election of the second session of the Board:Mr. Zeng Qinghong		Management	For	For
6C		Resolution in relation to the election of the second session of the Board:Mr.Yuan Zhongrong		Management	For	For
6D		Resolution in relation to the election of the second session of the Board:Ms. Lu Sa		Management	For	For
6E		Resolution in relation to the election of the second session of the Board:Mr. Fu Shoujie		Management	For	For
6F		Resolution in relation to the election of the second session of the Board:Mr. Liu Huilian		Management	For	For
6G		Resolution in relation to the election of the second session of the Board:Mr. Wei Xiaoqin		Management	For	For
6H		Resolution in relation to the election of the second session of the Board:Mr. Li Tun		Management	For	For
6I		Resolution in relation to the election of the second session of the Board:Mr. Li Pingyi		Management	For	For
6J		Resolution in relation to the election of the second session of the Board:Mr. Ding Hongxiang		Management	For	For
6K		Resolution in relation to the election of the second session of the Board:Mr. Wu Gaogui		Management	For	For
6L		Resolution in relation to the election of the second session of the Board:Mr. Ma Guohua		Management	For	For
6M		Resolution in relation to the election of the second session of the Board:Mr. Xiang Bing		Management	For	For
6N		Resolution in relation to the election of the second session of the Board:Mr. Law Albert Yu Kwan		Management	For	For
6O		Resolution in relation to the election of the second session of the Board:Mr. Li Zhengxi		Management	For	For
7A		Resolution in relation to the election of the second session of the Supervisory Committee: Ms. Gao Fusheng		Management	For	For
7B		Resolution in relation to the election of the second session of the Supervisory Committee: Mr. Huang Zhiyong		Management	For	For
7C		Resolution in relation to the election of the second session of the Supervisory Committee:Ms. He Yuan		Management	For	For
8		Resolution in relation to the general mandate authorizing the Board to issue addition H Shares		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD DATE
21 MA-Y 2012. IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROX-Y FORM UNLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	24,000	26-Apr-2012		13-Jun-2012
STERLITE INDUSTRIES (INDIA) LTD, MUMBAI
Security		Y8169X217		Meeting Type		Court Meeting
Ticker Symbol				Meeting Date		21-Jun-2012
ISIN		INE268A01049		Agenda		703840062 - Management
Record Date				Holding Recon Date		19-Jun-2012
City /	Country	TUTICORN /	India	Vote Deadline Date		11-Jun-2012
SEDOL(s)		B13TC37		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTION "1". THANK YOU		Non-Voting
1	For the purpose of considering and, if thought fit,
approving, with or without modification(s), the
proposed Amalgamation and Arrangement
embodied in the Scheme of Amalgamation and
Arrangement amongst Sterlite Industries (India)
Limited and The Madras Aluminium Company
Limited and Sterlite Energy Limited and Vedanta
Aluminium Limited and Sesa Goa Limited and
their respective Shareholders and Creditors
('Scheme' or 'the Scheme') and at such meeting,
and any adjournment or adjournments thereof				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Infrastructure ETF		EG SHARES INDIA INFRA MAURITIUS	EGShares India Infrastructure ETF	BANK OF NEW YORK MELLON	1,120,082	23-May-2012		11-Jun-2012
UMW HOLDINGS BHD
Security		Y90510101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Jun-2012
ISIN		MYL4588OO009		Agenda		703862119 - Management
Record Date				Holding Recon Date		19-Jun-2012
City /	Country	SELANGOR DARUL EHSAN /	Malaysia	Vote Deadline Date		13-Jun-2012
SEDOL(s)		6910824 - 6916695 - B02HMY6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
O.1		To receive the Audited Financial Statements for the year ended 31 December 2011 together with the Reports of the Directors and Auditors thereon		Management	For	For
O.2	To declare a final single-tier dividend of 7.5 sen
per share of RM0.50 each for the year ended 31
December 2011, giving a total gross dividend of
31.0 sen per share of nominal value RM0.50
each for the year				Management	For	For
O.3		To re-elect the following Director who is retiring in accordance with Article 123 of the Company's Articles of Association: Dr. Leong Chik Weng		Management	For	For
O.4		To re-elect the following Director who is retiring in accordance with Article 123 of the Company's Articles of Association: Dato' Dr. Nik Norzrul Thani bin N.Hassan Thani		Management	For	For
O.5		To re-elect the following Director who is retiring in accordance with Article 123 of the Company's Articles of Association: Dato' Siow Kim Lun @ Siow Kim Lin		Management	For	For
O.6		To approve Directors' fees of RM1,007,200 for the year ended 31 December 2011		Management	For	For
O.7		To re-appoint Messrs. Ernst & Young as Auditors for the ensuing financial year and to authorise the Directors to fix their remuneration		Management	For	For
O.8	Proposed Renewal of Shareholders' Mandate for
Existing Recurrent Related Party Transactions
and New Shareholders' Mandate for Additional
Recurrent Related Party Transaction of a
Revenue or Trading Nature ("Proposed
Shareholders' Mandate")				Management	For	For
O.9		Proposed Renewal of Authority for the Company to Purchase Its Own Shares ("Proposed Renewal of Share Buy-Back")		Management	For	For
O.10		Proposed Revised/Additional Remuneration for Non-Executive Directors		Management	For	For
S.1		Proposed Amendments to the Articles of Association of the Company ("Proposed Amendments")		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Low Volatility Emerging Markets Dividend ETF		EGS EM HIGH INCOME/LOW BETA	EGShares Low Volatility Emerging Markets Dividend ETF	BANK OF NEW YORK MELLON	594,700	30-May-2012		14-Jun-2012
PIPAVAV DEFENCE AND OFFSHORE ENGINEERING COMPANY L
Security		Y6934A108		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-Jun-2012
ISIN		INE542F01012		Agenda		703862311 - Management
Record Date				Holding Recon Date		19-Jun-2012
City /	Country	GUJARAT /	India	Vote Deadline Date		11-Jun-2012
SEDOL(s)		B2NXD22		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Increase in the Authorized Share Capital of the Company		Management	For	For
2		Raising of Funds up to USD 200 Million by issue of Foreign Currency Convertible Bonds, Qualified Institutional Placement and /or similar fully or partly convertible securities		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	298,820	30-May-2012		11-Jun-2012
AIRASIA BHD
Security		Y0029V101		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		21-Jun-2012
ISIN		MYL5099OO006		Agenda		703872386 - Management
Record Date				Holding Recon Date		19-Jun-2012
City /	Country	SELANGOR DARUL EHSAN /	Malaysia	Vote Deadline Date		14-Jun-2012
SEDOL(s)		B03J9L7 - B05H4K3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive and consider the Audited Financial Statements together with the Reports of the Directors and Auditors thereon for the financial year ended 31 December 2011		Management	For	For
2		To declare a First and Final Single Tier Dividend of 50% or 5 sen per ordinary share of RM0.10 for the financial year ended 31 December 2011		Management	For	For
3		To approve Directors' Fees of RM1,705,815 for the financial year ended 31 December 2011		Management	For	For
4		To re-elect Tan Sri Dr. Anthony Francis Fernandes as a Director who retire pursuant to Article 124 of the Company's Articles of Association		Management	For	For
5		To re-elect Dato' Kamarudin Bin Meranun as a Director who retire pursuant to Article 124 of the Company's Articles of Association		Management	For	For
6	That Dato' Leong Sonny @ Leong Khee Seong,
retiring in accordance with Section 129 of the
Companies Act, 1965, be and is hereby re-
appointed as a Director of the Company to hold
office until the next Annual General Meeting				Management	For	For
7		To re-appoint Messrs PricewaterhouseCoopers as Auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
8		Authority to allot shares pursuant to Section 132D of the Companies Act, 1965		Management	For	For
9		Proposed amendments to the Articles of Association of the Company: Articles 98(1) and 98(2)		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	14,500	31-May-2012		15-Jun-2012
AIRASIA BHD
Security		Y0029V101		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		21-Jun-2012
ISIN		MYL5099OO006		Agenda		703896817 - Management
Record Date				Holding Recon Date		19-Jun-2012
City /	Country	SELANGOR DARUL EHSAN /	Malaysia	Vote Deadline Date		14-Jun-2012
SEDOL(s)		B03J9L7 - B05H4K3		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Proposed shareholders' mandate for recurrent related party transactions of a revenue or trading nature		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	14,500	07-Jun-2012		15-Jun-2012
STERLITE INDUSTRIES (INDIA) LTD
Security		859737207		Meeting Type		Annual
Ticker Symbol		SLT		Meeting Date		21-Jun-2012
ISIN		US8597372072		Agenda		933644090 - Management
Record Date		09-May-2012		Holding Recon Date		09-May-2012
City /	Country	/	United States	Vote Deadline Date		13-Jun-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	CONSIDERING AND, IF THOUGHT FIT,
APPROVING WITH OR WITHOUT
MODIFICATION(S), THE PROPOSED
AMALGAMATION AND ARRANGEMENT
PROPOSED TO BE MADE AMONGST
STERLITE INDUSTRIES (INDIA) LIMITED, THE
MADRAS ALUMINIUM COMPANY LIMITED,
STERLITE ENERGY LIMITED, VEDANTA
ALUMINIUM LIMITED AND SESA GOA LIMITED
AND THEIR RESPECTIVE SHAREHOLDERS
AND CREDITORS ("SCHEME")				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	000EGShares Emerging Markets Metals & Mining ETF	THE BANK OF NEW YORK MELLON	38,858	23-May-2012		23-May-2012
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	5,157	23-May-2012		23-May-2012
YANZHOU COAL MINING CO LTD, ZOUCHENG
Security		Y97417102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		22-Jun-2012
ISIN		CNE1000004Q8		Agenda		703809965 - Management
Record Date		22-May-2012		Holding Recon Date		22-May-2012
City /	Country	ZOUCHENG /	China	Vote Deadline Date		13-Jun-2012
SEDOL(s)		6109893 - B01XVK4 - B07LWN2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0507/LTN20120507689.pdf		Non-Voting
1		To consider and approve the working report of the board of directors of the Company (the "Board") for the year ended 31 December 2011		Management	For	For
2		To consider and approve the working report of the supervisory committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the audited financial statements of the Company and its subsidiaries as at and for the year ended 31 December 2011		Management	For	For
4	To consider and approve the proposed profit
distribution plan of the Company for the year
ended 31 December 2011 and to authorize the
Board to distribute an aggregate cash dividend of
RMB2.8035 billion (tax inclusive), equivalent to
RMB0.57 (tax inclusive) per share to the
shareholders of the Company				Management	For	For
5		To consider and approve the remuneration of the directors and supervisors of the Company for the year ending 31 December 2012		Management	For	For
6		To consider and approve the "Proposal in relation to the renewal of the liability insurance of directors, supervisors and senior officers		Management	For	For
7		To consider and approve the "Proposal in relation to the re-appointment and remuneration of external auditing firm for the year 2012", which details are set out in the AGM circular dated 8 May 2012		Management	For	For
8.1	To consider and approve the entering into of the
Provision of Labour and Services Agreement and
the Proposed Annual Cap of such transactions
for each of the financial years ending 31
December 2012 to 2014, which details are set
out in the AGM circular dated 8 May 2012				Management	For	For
8.2	To consider and approve the entering into of the
Provision of Insurance Fund Administrative
Services Agreement and the Proposed Annual
Cap of such transactions for each of the financial
years ending 31 December 2012 to 2014, which
details are set out in the AGM circular dated 8
May 2012				Management	For	For
8.3	To consider and approve the entering into of the
Provision of Materials Supply Agreement and the
Proposed Annual Cap of such transactions for
each of the financial years ending 31 December
2012 to 2014, which details are set out in the
AGM circular dated 8 May 2012				Management	For	For
8.4	To consider and approve the entering into of the
Provision of Products, Materials and Equipment
Leasing Agreement and the Proposed Annual
Cap of such transactions for each of the financial
years ending 31 December 2012 to 2014, which
details are set out in the AGM circular dated 8
May 2012				Management	For	For
8.5	To consider and approve the entering into of the
Provision of Electricity and Heat Agreement and
the Proposed Annual Cap of such transactions
for each of the financial years ending 31
December 2012 to 2014, which details are set
out in the AGM circular dated 8 May 2012				Management	For	For
8.6	To consider and approve the entering into of the
Financial Services Agreement and the Proposed
Annual Cap of such transactions for each of the
financial years ending 31 December 2012 to
2014, which details are set out in the AGM
circular dated 8 May 2012				Management	For	For
9		To consider and approve the "Proposal in relation to the alteration of the approved financing activities of the financing business", which details are set out in the AGM circular dated 8 May 2012		Management	For	For
10		To consider and approve the "Proposal in relation to the extension of the term for the USD3 billion loan of Yancoal Australia Limited", which details are set out in the AGM circular dated 8 May 2012		Management	For	For
11		To consider and approve the "Proposal in relation to the provision of guarantee for the business in Australia", which details are set out in the AGM circular dated 8 May 2012		Management	For	For
12		To consider and approve the "Proposal for general mandate to the Board to issue H shares", which details are set out in the AGM circular dated 8 May 2012		Management	For	For
13		To consider and approve the "Proposal for general mandate to the Board to repurchase H shares", which details are set out in the AGM circular dated 8 May 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	160,720	09-May-2012		14-Jun-2012
YANZHOU COAL MINING CO LTD, ZOUCHENG
Security		Y97417102		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		22-Jun-2012
ISIN		CNE1000004Q8		Agenda		703809977 - Management
Record Date		22-May-2012		Holding Recon Date		22-May-2012
City /	Country	SHANDONG PROVINCE /	China	Vote Deadline Date		13-Jun-2012
SEDOL(s)		6109893 - B01XVK4 - B07LWN2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK-:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0507/LTN20120507715.pdf		Non-Voting
1	To consider and approve the general mandate on
authorizing the board of directors of the Company
to repurchase H Shares of the Company, details
of which are more particularly described in the
Notice of Class Meeting of the Holders of H
Shares and the Company's circular dated 8 May
2012				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	160,720	09-May-2012		14-Jun-2012
YANZHOU COAL MINING COMPANY LIMITED
Security		984846105		Meeting Type		Special
Ticker Symbol		YZC		Meeting Date		22-Jun-2012
ISIN		US9848461052		Agenda		933652871 - Management
Record Date		18-May-2012		Holding Recon Date		18-May-2012
City /	Country	/	United States	Vote Deadline Date		11-Jun-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		TO CONSIDER AND APPROVE THE WORKING REPORT OF THE BOARD OF DIRECTORS OF THE COMPANY (THE "BOARD") FOR THE YEAR ENDED 31 DECEMBER 2011		Management	For	None
O2		TO CONSIDER AND APPROVE THE WORKING REPORT OF THE SUPERVISORY COMMITTEE OF THE COMPANY FOR THE YEAR ENDED 31 DECEMBER 2011		Management	For	None
O3		TO CONSIDER AND APPROVE THE AUDITED FINANCIAL STATEMENTS OF THE COMPANY AND ITS SUBSIDIARIES AS AT AND FOR THE YEAR ENDED 31 DECEMBER 2011		Management	For	None
O4	TO CONSIDER AND APPROVE THE
PROPOSED PROFIT DISTRIBUTION PLAN OF
THE COMPANY FOR THE YEAR ENDED 31
DECEMBER 2011 AND TO AUTHORIZE THE
BOARD TO DISTRIBUTE AN AGGREGATE
CASH DIVIDEND OF RMB2.8035 BILLION (TAX
INCLUSIVE), EQUIVALENT TO RMB0.57 (TAX
INCLUSIVE) PER SHARE TO THE
SHAREHOLDERS OF THE COMPANY				Management	For	None
O5		TO CONSIDER AND APPROVE THE REMUNERATION OF THE DIRECTORS AND SUPERVISORS OF THE COMPANY FOR THE YEAR ENDING 31 DECEMBER 2012		Management	For	None
O6		TO CONSIDER AND APPROVE THE "PROPOSAL IN RELATION TO THE RENEWAL OF THE LIABILITY INSURANCE OF DIRECTORS, SUPERVISORS AND SENIOR OFFICERS"		Management	For	None
O7		TO CONSIDER AND APPROVE THE "PROPOSAL IN RELATION TO THE RE- APPOINTMENT AND REMUNERATION OF EXTERNAL AUDITING FIRM FOR THE YEAR 2012", WHICH DETAILS ARE SET OUT IN THE AGM CIRCULAR DATED 8 MAY 2012		Management	For	None
O8	TO CONSIDER AND APPROVE THE
"PROPOSAL IN RELATION TO THE ITEMS
AND THE ANNUAL CAPS OF CONTINUING
CONNECTED TRANSACTIONS FROM 2012 TO
2014", WHICH DETAILS ARE SET OUT IN THE
ANNOUNCEMENT "CONTINUING
CONNECTED TRANSACTIONS  DATED 5
APRIL 2012 AND THE AGM CIRCULAR DATED
8 MAY 2012				Management	For	None
O8A	TO CONSIDER AND APPROVE THE
ENTERING INTO OF THE PROVISION OF
LABOUR AND SERVICES AGREEMENT AND
THE PROPOSED ANNUAL CAP OF SUCH
TRANSACTIONS FOR EACH OF THE
FINANCIAL YEARS ENDING 31 DECEMBER
2012 TO 2014, WHICH DETAILS ARE SET OUT
IN THE AGM CIRCULAR DATED 8 MAY 2012				Management	For	None
O8B	TO CONSIDER AND APPROVE THE
ENTERING INTO OF THE PROVISION OF
INSURANCE FUND ADMINISTRATIVE
SERVICES AGREEMENT AND THE
PROPOSED ANNUAL CAP OF SUCH
TRANSACTIONS FOR EACH OF THE
FINANCIAL YEARS ENDING 31 DECEMBER
2012 TO 2014, WHICH DETAILS ARE SET OUT
IN THE AGM CIRCULAR DATED 8 MAY 2012				Management	For	None
O8C	TO CONSIDER AND APPROVE THE
ENTERING INTO OF THE PROVISION OF
MATERIALS SUPPLY AGREEMENT AND THE
PROPOSED ANNUAL CAP OF SUCH
TRANSACTIONS FOR EACH OF THE
FINANCIAL YEARS ENDING 31 DECEMBER
2012 TO 2014, WHICH DETAILS ARE SET OUT
IN THE AGM CIRCULAR DATED 8 MAY 2012				Management	For	None
O8D	TO CONSIDER AND APPROVE THE
ENTERING INTO OF THE PROVISION OF
PRODUCTS, MATERIALS AND EQUIPMENT
LEASING AGREEMENT AND THE PROPOSED
ANNUAL CAP OF SUCH TRANSACTIONS FOR
EACH OF THE FINANCIAL YEARS ENDING 31
DECEMBER 2012 TO 2014, WHICH DETAILS
ARE SET OUT IN THE AGM CIRCULAR DATED
8 MAY 2012				Management	For	None
O8E	TO CONSIDER AND APPROVE THE
ENTERING INTO OF THE PROVISION OF
ELECTRICITY AND HEAT AGREEMENT AND
THE PROPOSED ANNUAL CAP OF SUCH
TRANSACTIONS FOR EACH OF THE
FINANCIAL YEARS ENDING 31 DECEMBER
2012 TO 2014, WHICH DETAILS ARE SET OUT
IN THE AGM CIRCULAR DATED 8 MAY 2012				Management	For	None
O8F	TO CONSIDER AND APPROVE THE
ENTERING INTO OF THE FINANCIAL
SERVICES AGREEMENT AND THE
PROPOSED ANNUAL CAP OF SUCH
TRANSACTIONS FOR EACH OF THE
FINANCIAL YEARS ENDING 31 DECEMBER
2012 TO 2014, WHICH DETAILS ARE SET OUT
IN THE AGM CIRCULAR DATED 8 MAY 2012				Management	For	None
S9		TO CONSIDER AND APPROVE THE "PROPOSAL IN RELATION TO THE ALTERATION OF THE APPROVED FINANCING ACTIVITIES OF THE FINANCING BUSINESS", WHICH DETAILS ARE SET OUT IN THE AGM CIRCULAR DATED 8 MAY 2012		Management	For	None
S10		TO CONSIDER AND APPROVE THE "PROPOSAL IN RELATION TO THE EXTENSION OF THE TERM FOR THE USD3 BILLION LOAN OF YANCOAL AUSTRALIA LIMITED", WHICH DETAILS ARE SET OUT IN THE AGM CIRCULAR DATED 8 MAY 2012		Management	For	None
S11		TO CONSIDER AND APPROVE THE "PROPOSAL IN RELATION TO THE PROVISION OF GUARANTEE FOR THE BUSINESS IN AUSTRALIA", WHICH DETAILS ARE SET OUT IN THE AGM CIRCULAR DATED 8 MAY 2012		Management	For	None
S12		TO CONSIDER AND APPROVE THE "PROPOSAL FOR GENERAL MANDATE TO THE BOARD TO ISSUE H SHARES", WHICH DETAILS ARE SET OUT IN THE AGM CIRCULAR DATED 8 MAY 2012		Management	For	None
S13		TO CONSIDER AND APPROVE THE "PROPOSAL FOR GENERAL MANDATE TO THE BOARD TO REPURCHASE H SHARES", WHICH DETAILS ARE SET OUT IN THE AGM CIRCULAR DATED 8 MAY 2012		Management	For	None
S14	TO CONSIDER AND APPROVE THE GENERAL
MANDATE ON AUTHORIZING THE BOARD OF
DIRECTORS OF THE COMPANY TO
REPURCHASE H SHARES OF THE COMPANY,
DETAILS OF WHICH ARE MORE
PARTICULARLY DESCRIBED IN THE NOTICE
OF CLASS MEETING OF THE HOLDERS OF H
SHARES AND THE COMPANY'S CIRCULAR
DATED 8 MAY 2012				Management	For	None
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	2,670	02-Jun-2012		02-Jun-2012
PETRONAS DAGANGAN BHD PDB
Security		Y6885A107		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		25-Jun-2012
ISIN		MYL5681OO001		Agenda		703880573 - Management
Record Date				Holding Recon Date		21-Jun-2012
City /	Country	KUALA LUMPUR /	Malaysia	Vote Deadline Date		18-Jun-2012
SEDOL(s)		6695938		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To receive the Audited Financial Statements for the financial period ended 31 December 2011 together with the Reports of the Directors and Auditors thereon		Management	For	For
2		To approve the payment of special dividend of 35 sen per ordinary share less income tax at 25% in respect of the financial period ended 31 December 2011		Management	For	For
3		To re-elect Dato' Dr. R. Thillainathan as a Director pursuant to Article 93 of the Company's Articles of Association		Management	For	For
4		To re-elect Amir Hamzah bin Azizan as a Director pursuant to Article 93 of the Company's Articles of Association		Management	For	For
5		To re-elect Vimala V R Menon as a Director pursuant to Article 96 of the Company's Articles of Association		Management	For	For
6		To re-elect Nuraini binti Ismail as a Director pursuant to Article 96 of the Company's Articles of Association		Management	For	For
7		To approve the payment of Directors' fees in respect of the financial period ended 31 December 2011		Management	For	For
8		To re-appoint Messrs. KPMG Desa Megat & Co. as Auditors of the Company and to authorise the Directors to fix their remuneration		Management	For	For
9		That alterations, modifications, deletions and/or additions to the Articles of Association of the Company contained in Appendix 1 of the Annual Report be and are hereby approved		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	14,200	21-Jun-2012		21-Jun-2012
RENHE COMMERCIAL HOLDINGS COMPANY LTD
Security		G75004104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Jun-2012
ISIN		KYG750041041		Agenda		703776407 - Management
Record Date		25-Jun-2012		Holding Recon Date		25-Jun-2012
City /	Country	HONG KONG /	Cayman Islands	Vote Deadline Date		21-Jun-2012
SEDOL(s)		B3DDY15 - B3F2711 - B4Z2DW1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0430/LTN20120430090.pdf		Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
1	To receive and consider the audited consolidated
financial statements of the Company and its
subsidiaries for the year ended 31 December
2011 together with the reports of the directors of
the Company ("Directors") and the independent
auditors				Management	For	For
2.a		To re-elect Mr. Wang Hongfang as a Director		Management	For	For
2.b		To re-elect Mr. Zhou Jun as a Director		Management	For	For
2.c		To re-elect Mr. Jin Tao as a Director		Management	For	For
2.d		To re-elect Mrs. Hawken Xiu Li as a Director		Management	For	For
2.e		To re-elect Ms. Zhang Xingmei as a Director		Management	For	For
2.f		To re-elect Mr. Patrick Sun as a Director		Management	For	For
2.g		To re-elect Mr. Wang Shengli as a Director		Management	For	For
3		To authorise the board of Directors to fix the remuneration of the Directors		Management	For	For
4		To re-appoint Messrs. KPMG as auditors of the Company and to authorise the board of Directors to fix their remuneration		Management	For	For
5		To grant a general unconditional mandate to the Directors to allot and issue shares of the Company as set out in the ordinary resolution numbered 5 in the notice of annual general meeting		Management	For	For
6		To grant a general unconditional mandate to the Directors to repurchase shares of the Company as set out in the ordinary resolution numbered 6 in the notice of annual general meeting		Management	For	For
7		To extend the power granted to the Directors under resolution numbered 5 to allot and issue shares as set out in the ordinary resolution numbered 7 in the notice of annual general meeting		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	1,963,008	01-May-2012		22-Jun-2012
AIR CHINA LTD
Security		Y002A6104		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		26-Jun-2012
ISIN		CNE1000001S0		Agenda		703805157 - Management
Record Date		25-May-2012		Holding Recon Date		25-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		15-Jun-2012
SEDOL(s)		B04KNF1 - B04V2F7 - B04YG10 - B0584Q2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0507/LTN20120507701.pdf		Non-Voting
1		To consider and approve the satisfaction by the Company of the requirements for the Non-public A Share Issue		Management	For	For
2.1		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Class of Shares and Nominal Value		Management	For	For
2.2		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Method of Issue		Management	For	For
2.3		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Target Subscriber and Subscription Method		Management	For	For
2.4		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Use of Proceeds		Management	For	For
2.5		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Pricing Base Day and Issue Price		Management	For	For
2.6		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Offering Size		Management	For	For
2.7		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Lock-up Period		Management	For	For
2.8		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Place of Listing		Management	For	For
2.9		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Accumulated Profit Arrangement		Management	For	For
2.10		To consider and approve each of the following proposal concerning the Non-public A Share Issue: Effectiveness of the Resolution Approving the Non-public A Share Issue		Management	For	For
3		To consider and approve the Feasibility Study Report on Use of Proceeds from the Non-public A Share Issue of the Company		Management	For	For
4		To consider and approve the Report on Use of Proceeds from Previous Fund Raising Activities of the Company		Management	For	For
5		To consider and approve the Share Subscription Agreement entered into by and between the Company and CNAHC		Management	For	For
6	To consider and approve the authorisation given
to the Board, the chairman of the Board and/or
any other person authorised by the chairman of
the Board to handle all relevant matters relating
to the Non-public A Share Issue				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	18,000	08-May-2012		18-Jun-2012
CHINA RAILWAY GROUP LTD
Security		Y1509D116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Jun-2012
ISIN		CNE1000007Z2		Agenda		703819928 - Management
Record Date		06-Jun-2012		Holding Recon Date		06-Jun-2012
City /	Country	BEIJING /	China	Vote Deadline Date		15-Jun-2012
SEDOL(s)		B297KM7 - B29W8X9 - B2NYS31		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0510/LTN20120510543.pdf		Non-Voting
1		To consider and approve the report of the Board of Directors of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and approve the report of the Supervisory Committee of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the audited consolidated financial statements of the Company for the year ended 31 December 2011		Management	For	For
4		To consider and approve the work report of He Gong, an independent director of the Company, for the year ended 31 December 2011		Management	For	For
5		To consider and approve the work report of Gong Huazhang, an independent director of the Company, for the year ended 31 December 2011		Management	For	For
6		To consider and approve the work report of Wang Taiwen, an independent director of the Company, for the year ended 31 December 2011		Management	For	For
7		To consider and approve the work report of Sun Patrick, an independent director of the Company, for the year ended 31 December 2011		Management	For	For
8		To consider and approve the profit distribution plan of the Company for the year ended 31 December 2011		Management	For	For
9	To consider and approve the resolution in relation
to the engagement of the auditors for 2012, re-
appointment of Deloitte Touche Tohmatsu as the
Company's international auditors and Deloitte
Touche Tohmatsu CPA Ltd. as the Company's
domestic auditors for a term ending at the next
annual general meeting of the Company, the
aggregate remuneration shall be RMB43 million				Management	For	For
10	To consider and approve the resolution in relation
to the appointment of internal control auditors for
2012, appointment of Deloitte Touche Tohmatsu
CPA Ltd. as the 2012 internal control auditors of
the Company, the remuneration shall be RMB2.7
million				Management	For	For
11	To consider and approve the proposed
amendments to the Administrative Rules
Governing Related Party Transactions of the
Company as set out in Appendix I to the circular
of the Company dated 11 May 2012				Management	For	For
12	To consider and approve the provision of
guarantee by various subsidiaries of the
Company as set out in the section headed "Letter
from the Board - Proposed Provision of
Guarantee" in the circular of the Company dated
11 May 2012				Management	For	For
13		To consider and approve the proposed amendments to the Articles of Association of the Company as set out in Appendix II to the circular of the Company dated 11 May 2012		Management	For	For
14		To consider and approve the amendments to the Procedural Rules for the Board of Directors of the Company as set out in Appendix III to the circular of the Company dated 11 May 2012		Management	For	For
15	To consider and approve the issue of corporate
bonds of principal amount not exceeding RMB10
billion with a term of maturity not exceeding 15
years, and to authorise the Chairman and the
President of the Company to jointly exercise all
powers to handle matters relating to the issue
and listing of corporate bonds				Management	For	For
16	To consider and approve the issue of offshore
bonds of principal amount not exceeding the
equivalence of RMB7 billion with a term of
maturity not exceeding 30 years, and to authorise
the Chairman and the President of the Company
to jointly exercise all powers to handle matters
relating to the issue and listing of offshore bonds				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	93,343	12-May-2012		18-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	1,095,273	12-May-2012		18-Jun-2012
UCO BANK
Security		Y9035A100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Jun-2012
ISIN		INE691A01018		Agenda		703885193 - Management
Record Date				Holding Recon Date		22-Jun-2012
City /	Country	KOLKATA /	India	Vote Deadline Date		12-Jun-2012
SEDOL(s)		6721792 - B05PKN2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the Balance
Sheet as at 31st March 2012, Profit and Loss
Account of the Bank for the year ended on that
date, the Report of the Board of Directors on the
working and activities of the Bank for the period
covered by the Accounts and Auditors' Report on
the Balance Sheet and Accounts				Management	For	For
2		To approve and declare Dividend on Preference and Equity Shares for the year ended 31st March 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	196,925	05-Jun-2012		12-Jun-2012
PT SEMEN GRESIK (PERSERO) TBK
Security		Y7142G168		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		26-Jun-2012
ISIN		ID1000106800		Agenda		703914069 - Management
Record Date		08-Jun-2012		Holding Recon Date		08-Jun-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		22-Jun-2012
SEDOL(s)		5549542 - 6795236		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	Approval annual report for book year 2011
including the board of supervisory report,
financial report and gives Volledig Acquit Et
decharge to the board of commissioners and
board of directors for book year 2011				Management	For	For
2	Approval of the financial consolidated partnership
and environment development program (PCDP)
report for book year 2011 and as well as to grant
acquit et decharge to the board of directors and
commissioners for book 2012				Management	For	For
3		Approval on utilization of company's net profit for book year 2011		Management	For	For
4		Determine tantiem for book 2011, salary for directors and honorarium for the board of commissioners also facility and allowances for book year 2012		Management	For	For
5		Appoint of independent public accountant to audit company financial report and PCDP financial report for book year 2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	56,248	13-Jun-2012		25-Jun-2012
PT SEMEN GRESIK (PERSERO) TBK
Security		Y7142G168		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		26-Jun-2012
ISIN		ID1000106800		Agenda		703915578 - Management
Record Date		08-Jun-2012		Holding Recon Date		08-Jun-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		22-Jun-2012
SEDOL(s)		5549542 - 6795236		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Approval of construction of new cement plants and giving a guarantee of the company's assets in order to financing the construction of mentioned new cement plants		Management	For	For
2		Change the company's management		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	56,248	13-Jun-2012		25-Jun-2012
PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD
Security		Y69790106		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Jun-2012
ISIN		CNE1000003X6		Agenda		703686874 - Management
Record Date		25-May-2012		Holding Recon Date		25-May-2012
City /	Country	GUANGDONG /	China	Vote Deadline Date		18-Jun-2012
SEDOL(s)		B01FLR7 - B01NLS2 - B03NP99		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0327/LTN201203271573.pdf		Non-Voting
1		To consider and approve the report of the Board of Directors of the Company for the year ended December 31, 2011		Management	For	For
2		To consider and approve the report of the Supervisory Committee of the Company for the year ended December 31, 2011		Management	For	For
3		To consider and approve the annual report of the Company and its summary for the year ended December 31, 2011		Management	For	For
4		To consider and approve the report of the auditors and audited financial statements of the Company for the year ended December 31, 2011		Management	For	For
5		To consider and approve the profit distribution plan for the year ended December 31, 2011 and the proposed distribution of final dividends		Management	For	For
6	To consider and approve the re-appointment of
Ernst & Young Hua Ming as the PRC auditors
and Ernst & Young as the international auditors
of the Company to hold office until the conclusion
of the next annual general meeting and to
authorize the Board of Directors to fix their
remuneration				Management	For	For
7.1		To consider and approve the re-election of Mr. Ma Mingzhe as an Executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.2		To consider and approve the re-election of Mr. Sun Jianyi as an Executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.3		To consider and approve the election of Mr. Ren Huichuan as an Executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.4		To consider and approve the re-election of Mr. Yao Jason Bo as an Executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.5		To consider and approve the election of Mr. Ku Man as an Executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.6		To consider and approve the re-election of Ms. Lin Lijun as a Nonexecutive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.7		To consider and approve the re-election of Mr. Wong Tung Shun Peter as a Non-executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.8		To consider and approve the re-election of Mr. Ng Sing Yip as a Non-executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.9		To consider and approve the re-election of Ms. Li Zhe as a Non-executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.10		To consider and approve the re-election of Mr. Guo Limin as a Non-executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.11		To consider and approve the re-election of Mr. Fan Mingchun as a Non-executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.12		To consider and approve the election of Mr. Cheng Siu Hong as a Non-executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.13	To consider and approve the re-election of Mr.
Zhang Hongyi as an Independent Non-executive
Director of the Company to hold office until the
expiry of the term of the 9th Session of the Board
of Directors				Management	For	For
7.14		To consider and approve the re-election of Mr. Chen Su as an Independent Non-executive Director of the Company to hold office until the expiry of the term of the 9th Session of the Board of Directors		Management	For	For
7.15	To consider and approve the re-election of Mr.
Xia Liping as an Independent Non-executive
Director of the Company to hold office until the
expiry of the term of the 9th Session of the Board
of Directors				Management	For	For
7.16	To consider and approve the re-election of Mr.
Tang Yunwei as an Independent Non-executive
Director of the Company to hold office until the
expiry of the term of the 9th Session of the Board
of Directors				Management	For	For
7.17	To consider and approve the re-election of Mr.
Lee Ka Sze Carmelo as an Independent Non-
executive Director of the Company to hold office
until the expiry of the term of the 9th Session of
the Board of Directors				Management	For	For
7.18	To consider and approve the re-election of Mr.
Woo Ka Biu Jackson as an Independent Non-
executive Director of the Company to hold office
until the expiry of the term of the 9th Session of
the Board of Directors				Management	For	For
7.19	To consider and approve the election of Mr.
Stephen Thomas Meldrum as an Independent
Non-executive Director of the Company to hold
office until the expiry of the term of the 9th
Session of the Board of Directors				Management	For	For
8.1		To consider and approve the re-election of Mr. Gu Liji as an Independent Supervisor of the Company to hold office until the expiry of the term of the 7th Session of the Supervisory Committee		Management	For	For
8.2		To consider and approve the re-election of Mr. Sun Fuxin as an Independent Supervisor of the Company to hold office until the expiry of the term of the 7th Session of the Supervisory Committee		Management	For	For
8.3		To consider and approve the re-election of Mr. Peng Zhijian as an Independent Supervisor of the Company to hold office until the expiry of the term of the 7th Session of the Supervisory Committee		Management	For	For
8.4	To consider and approve the election of Mr. Lin Li
as a Supervisor of the Company representing the
shareholders of the Company to hold office until
the expiry of the term of the 7th Session of the
Supervisory Committee				Management	For	For
9		To consider and approve the Resolution Relating to Reviewing the Continuing Connected Transactions Conducted between Ping An Group and Connected Banks in the Ordinary and Usual Course of Business		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	11,093	30-Mar-2012		19-Jun-2012
LUKOIL OIL COMPANY,MOSCOW
Security		677862104		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Jun-2012
ISIN		US6778621044		Agenda		703886690 - Management
Record Date		11-May-2012		Holding Recon Date		11-May-2012
City /	Country	MOSCOW /	Russian Federation	Vote Deadline Date		08-Jun-2012
SEDOL(s)		2537432 - 2538822 - 3189876 - 5060388 - B0330Z0 - B442LL7		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To approve the Annual Report of Oao "Lukoil" for
2011 and the annual financial statements,
including the income statements (profit and loss
accounts) of the Company, and the distribution of
profits as specified				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
2.1		To elect member of the Board of Directors of Oao "Lukoil": Alekperov, Vagit Yusufovich		Management	For	For
2.2		To elect member of the Board of Directors of Oao "Lukoil": Belikov, Igor Vyacheslavovich		Management	For	For
2.3		To elect member of the Board of Directors of Oao "Lukoil": Blazheev, Victor Vladimirovich		Management	For	For
2.4		To elect member of the Board of Directors of Oao "Lukoil": Grayfer, Valery Isaakovich		Management	For	For
2.5		To elect member of the Board of Directors of Oao "Lukoil": Ivanov, Igor Sergeevich		Management	For	For
2.6		To elect member of the Board of Directors of Oao "Lukoil": Maganov, Ravil Ulfatovich		Management	For	For
2.7		To elect member of the Board of Directors of Oao "Lukoil": Matzke, Richard		Management	For	For
2.8		To elect member of the Board of Directors of Oao "Lukoil": Mikhailov, Sergei Anatolievich		Management	For	For
2.9		To elect member of the Board of Directors of Oao "Lukoil": Mobius, Mark		Management	For	For
2.10		To elect member of the Board of Directors of Oao "Lukoil": Moscato, Guglielmo Antonio Claudio		Management	For	For
2.11		To elect member of the Board of Directors of Oao "Lukoil": Pictet, Ivan		Management	For	For
2.12		To elect member of the Board of Directors of Oao "Lukoil": Shokhin, Alexander Nikolaevich		Management	For	For
3.1		To elect the Audit Commission from the list of candidate approved by the Board of Directors of Oao "Lukoil": Maksimov, Mikhail Borisovich		Management	For	For
3.2		To elect the Audit Commission from the list of candidate approved by the Board of Directors of Oao "Lukoil": Nikitenko, Vladimir Nikolaevich		Management	For	For
3.3		To elect the Audit Commission from the list of candidate approved by the Board of Directors of Oao "Lukoil": Surkov, Aleksandr Viktorovich		Management	For	For
4.1		To pay remuneration and reimburse expenses to members of the Board of Directors of Oao "Lukoil" pursuant to the appendix hereto		Management	For	For
4.2	To deem it appropriate to retain the amounts of
remuneration for members of the Board of
Directors of Oao "Lukoil" established by decision
of the Annual General Shareholders Meeting of
Oao "Lukoil" of 23 June 2011 (Minutes No. 1)				Management	For	For
5.1	To pay remuneration to each of the members of
the Audit Commission of Oao "Lukoil" in the
amount established by decision of the Annual
General Shareholders Meeting of Oao "Lukoil" of
23 June 2011 (Minutes No. 1)-2,730,000 roubles				Management	For	For
5.2	To deem it appropriate to retain the amounts of
remuneration for members of the Audit
Commission of Oao "Lukoil" established by
decision of the Annual General Shareholders
Meeting of Oao "Lukoil" of 23 June 2011(Minutes
No. 1)				Management	For	For
6		To approve the independent auditor of Oao "Lukoil"-Closed Joint Stock Company KPMG		Management	For	For
7		To approve Amendments and addenda to the Charter of Open Joint Stock Company "Oil company "Lukoil", pursuant to the appendix hereto		Management	For	For
8		To approve Amendments to the Regulations on the Procedure for Preparing and Holding the General Shareholders Meeting of Oao "Lukoil", pursuant to the appendix hereto		Management	For	For
9		To approve Amendments to the Regulations on the Board of Directors of Oao "Lukoil", pursuant to the appendix hereto		Management	For	For
10	To approve an interested-party transaction-Policy
(contract) on insuring the liability of directors,
officers and corporations between Oao "Lukoil"
and Oao Kapital Strakhovanie, on the terms and
conditions indicated in the appendix hereto				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	5,445	05-Jun-2012		08-Jun-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	12,227	05-Jun-2012		08-Jun-2012
PT GUDANG GARAM TBK,
Security		Y7121F165		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		27-Jun-2012
ISIN		ID1000068604		Agenda		703921189 - Management
Record Date		08-Jun-2012		Holding Recon Date		08-Jun-2012
City /	Country	JAKARTA /	Indonesia	Vote Deadline Date		22-Jun-2012
SEDOL(s)		5549326 - 6366999 - B01DHT5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Director's report of company's performance for year ended 2011		Management	For	For
2		Ratification on balance sheet and profit and loss report for book year 2011		Management	For	For
3		Determination of dividend		Management	For	For
4		Changes to the composition of company's board		Management	For	For
5		Appointment of public accountant		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Consumer Goods GEMS ETF		EGSHARES CONSUMER GOODS GEMS ETF	EGShares Consumer Goods GEMS ETF	BANK OF NEW YORK MELLON	5,000	13-Jun-2012		25-Jun-2012
ANGANG STEEL COMPANY LTD
Security		Y0132D105		Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date		28-Jun-2012
ISIN		CNE1000001V4		Agenda		703821199 - Management
Record Date		29-May-2012		Holding Recon Date		29-May-2012
City /	Country	LIAONING PROVINCE /	China	Vote Deadline Date		19-Jun-2012
SEDOL(s)		5985511 - 6015644 - B01W468		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0511/LTN20120511196.pdf		Non-Voting
1	That the Supply of Materials and Services
Agreement (2012-2013), the transactions
contemplated thereunder and the proposed
annual monetary caps of such transactions for
the years ending 31 December 2012 and 2013
be and are hereby approved, and the Directors of
the Company be authorised to do such further
acts and things and execute further documents
and take all such steps which in their opinion may
be necessary, desirable or expedient to
implement and/or give effect to the terms of the
Supply of Materials and Services Agreement
(2012-2013)				Management	For	For
2	That the Financial Services Agreement (2012-
2013), the transactions contemplated thereunder
and the proposed annual monetary caps of such
transactions for the years ending 31 December
2012 and 2013 be and are hereby approved, and
the Directors of the Company be authorised to do
such further acts and things and execute further
documents and take all such steps which in their
opinion may be necessary, desirable or
expedient to implement and/or give effect to the
terms of the Financial Services Agreement
(2012-2013)				Management	For	For
3	That the Supply of Materials Agreement (2012-
2013), the transactions contemplated thereunder
and the proposed annual monetary caps of such
transactions for the years ending 31 December
2012 and 2013 be and are hereby approved, and
the Directors of the Company be authorised to do
such further acts and things and execute further
documents and take all such steps which in their
opinion may be necessary, desirable or
expedient to implement and/or give effect to the
terms of the Supply of Materials Agreement
(2012-2013)				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	332,852	15-May-2012		20-Jun-2012
BANK OF COMMUNICATIONS CO LTD
Security		Y06988102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Jun-2012
ISIN		CNE100000205		Agenda		703821593 - Management
Record Date		28-May-2012		Holding Recon Date		28-May-2012
City /	Country	SHANGHAI /	China	Vote Deadline Date		19-Jun-2012
SEDOL(s)		B0B8Z29 - B0C17K9 - B0DSG24		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0511/LTN20120511401.pdf		Non-Voting
1		To consider and, if thought fit, to approve the report of the board of directors of the Bank for the year ended 31 December 2011		Management	For	For
2		To consider and, if thought fit, to approve the report of the supervisory committee of the Bank for the year ended 31 December 2011		Management	For	For
3		To consider and, if thought fit, to approve the remuneration plan for directors and supervisors of the Bank for the year ended 31 December 2011		Management	For	For
4		To consider and, if thought fit, to approve the fixed assets investment plan of the Bank for the year ending 31 December 2012		Management	For	For
5	To consider and, if thought fit, to approve the re-
appointment of Deloitte Touche Tohmatsu as the
international auditor of the Bank and Deloitte
Touche Tohmatsu CPA Ltd. as the domestic
auditor of the Bank for the year 2012, for the
provision of auditing services and other relevant
services to the Bank for a total remuneration of
RMB34 million, for a term commencing on the
date of the AGM and ending at the date of the
annual general meeting for the year 2012; and to
authorize the board of directors of the Bank to
determine and enter into the engagement with
them, respectively				Management	For	For
6		To consider and, if thought fit, to approve the appointment of Ms. Yu Yali as an executive director of the Bank		Management	For	For
7		To consider and, if thought fit, to approve the re- election of Mr. Jiang Yunbao as the external supervisor of the Bank		Management	For	For
8	To consider and, if thought fit, to grant a general
mandate to the board of directors of the Bank
(the "Board") to issue, allot and deal with (1)
additional A shares of the Bank (the "A Shares")
not exceeding 20% of the A Shares in issue; and
(2) additional H shares of the Bank (the "H
Shares") not exceeding 20% of the H Shares in
issue, and to authorise the Board to make such
corresponding amendments to the articles of
association of the Bank as it thinks fit so as to
reflect the new capital structure upon the
allotment and issue of the shares of the Bank				Management	For	For
9		To consider and, if thought fit, to approve the proposed amendments to the authorization to the board of directors of the Bank by the general meetings of the Bank		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO CHANGE IN RECORD DATE FROM 27
JUN 2-012 TO 28 MAY 2012. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETU-RN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THAN-K YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Financials GEMS ETF		EGS DJ EM FINANCIAL TITAN INDEX ETF	EGShares Financials GEMS ETF	BANK OF NEW YORK MELLON	43,912	15-May-2012		20-Jun-2012
SHOPRITE HOLDINGS LTD (SHP)
Security		S76263102		Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date		28-Jun-2012
ISIN		ZAE000012084		Agenda		703885218 - Management
Record Date		22-Jun-2012		Holding Recon Date		22-Jun-2012
City /	Country	BRACKENFELL /	South Africa	Vote Deadline Date		21-Jun-2012
SEDOL(s)		6560326 - 6592352 - 6801575 - B06BPR8 - B1HJ5S9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		Specific authority to issue ordinary shares		Management	For	For
2		Specific authority to issue deferred shares to Thibault Square Financial Services when ordinary shares are issued in terms of special resolution 1		Management	For	For
3		Specific authority to issue deferred shares to Thibault Square Financial Services		Management	For	For
4		Approval of financial assistance		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	3,494	05-Jun-2012		21-Jun-2012
EGShares Consumer Services GEMS ETF		EGSHARES CONSUMER SERVICES GEMS ETF	EGShares Consumer Services GEMS ETF	BANK OF NEW YORK MELLON	2,190	05-Jun-2012		25-Jun-2012
EGShares Emerging Markets Consumer ETF		EGS DJEM CONSUMER TITANS ETF	EGShares Emerging Markets Consumer ETF	BANK OF NEW YORK MELLON	639,414	05-Jun-2012		21-Jun-2012
SEVERSTAL CHEREPOVETS METAL FACTORY JSC, CHEREPOVE
Security		818150302		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Jun-2012
ISIN		US8181503025		Agenda		703897388 - Management
Record Date		15-May-2012		Holding Recon Date		15-May-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		19-Jun-2012
SEDOL(s)		B1G4YH7 - B1HCJ19 - B549052		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
1.1		Approve the election of the Board of Director of OAO Severstal: Alexey Alexandrovich Mordashov		Management	For	For
1.2		Approve the election of the Board of Director of OAO Severstal: Mikhail Vyacheslavovich Noskov		Management	For	For
1.3		Approve the election of the Board of Director of OAO Severstal: Sergei Alexandrovich Kuznetsov		Management	For	For
1.4		Approve the election of the Board of Director of OAO Severstal: Alexey Gennadievich Kulichenko		Management	For	For
1.5		Approve the election of the Board of Director of OAO Severstal: Alexander Dmitrievich Grubman		Management	For	For
1.6		Approve the election of the Board of Director of OAO Severstal: Christopher Richard Nigel Clark		Management	For	For
1.7		Approve the election of the Board of Director of OAO Severstal: Ronald Michael Freeman		Management	For	For
1.8		Approve the election of the Board of Director of OAO Severstal: Peter Kraljic		Management	For	For
1.9		Approve the election of the Board of Director of OAO Severstal: Martin David Angle		Management	For	For
1.10		Approve the election of the Board of Director of OAO Severstal: Rolf Wilhelm Heinrich Stomberg		Management	For	For
2		Approve the Company's Annual Report, Annual Accounting Statements including Profit and Loss Account for 2011 results		Management	For	For
3	Allocate the Company's profit based on 2011
financial year results. Pay (announce) dividends
for 2011 results in the amount of 3 rubles 56
kopecks per one ordinary registered share. Form
of the dividend payment: bank transfer. Dividend
payment procedure: the dividends shall be
remitted to shareholders by means of bank
transfer into their bank accounts. Profit based on
2011 results not earmarked for the payment of
dividends for 2011 results shall not be allocated				Management	For	For
4	Pay (announce) dividends for the first quarter
2012 results in the amount of 4 rubles 07
kopecks per one ordinary registered share. Form
of the dividend payment: bank transfer. Dividend
payment procedure: the dividends shall be
remitted to shareholders by means of bank
transfer into their bank accounts				Management	For	For
5.1		Elect the Internal Audit Commission of OAO Severstal: Roman Ivanovich Antonov		Management	For	For
5.2		Elect the Internal Audit Commission of OAO Severstal: Svetlana Viktorovna Guseva		Management	For	For
5.3		Elect the Internal Audit Commission of OAO Severstal: Nikholay Viktorovich Lavrov		Management	For	For
6		Approve ZAO KPMG as OAO Severstal Auditor (INN 7702019950. The Principal Registration Number of the Entry in the State Register of Auditors and Audit Organisations: 10301000804)		Management	For	For
7	Approve an execution in the future of an
interested party transaction (several interrelated
transactions) in the normal course of business
with OAO Sberbank of Russia (Bank) on placing
temporary free cash on deposit (deposits) in the
currency of the Russian Federation and foreign
currency within the total amount of up to 25
(twenty five) billion Rubles (or an equivalent
amount in other currencies) of cash deposited on
a nonrecurring basis				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	17,317	14-Jun-2012		19-Jun-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	2,956	14-Jun-2012		19-Jun-2012
CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI
Security		Y1436A102		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		28-Jun-2012
ISIN		CNE1000002G3		Agenda		703929363 - Management
Record Date		28-May-2012		Holding Recon Date		28-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		19-Jun-2012
SEDOL(s)		B1HVJ16 - B1L1WC4 - B1L8742		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 968145 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU		Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0419/LTN20120419210.pdf-and
http://www.hkexnews.hk/listedco/listconews/sehk/
2012/0613/LTN20120613179.-pdf				Non-Voting
1	That the consolidated financial statements of the
Company, the report of the Directors, the report
of the Supervisory Committee and the report of
the international auditors for the year ended 31
December 2011 be considered and approved,
and the board of directors of the Company (the
"Board") be authorized to prepare the budget of
the Company for the year 2012				Management	For	For
2		That the profit distribution proposal and the declaration and payment of a final dividend for the year ended 31 December 2011 be considered and approved		Management	For	For
3	That the reappointment of KPMG and KPMG
Huazhen as the international auditors and
domestic auditors of the Company, respectively,
for the year ending 31 December 2012 be
considered and approved, and the Board be
authorized to fix the remuneration of the auditors				Management	For	For
4.1	That the re-election of Li Ping as an executive
director of the Company be and is hereby
considered and approved, with effect from date of
this resolution for a term of three years until the
annual general meeting of the Company for the
year 2014 to be held in 2015; That any director of
the Company be and is hereby authorized to sign
on behalf of the Company the director's service
contract with Li Ping, and That the Board be and
is hereby authorized to determine his
remuneration				Management	For	For
4.2	That the re-election of Zheng Qibao as an
executive director of the Company be and is
hereby considered and approved, with effect from
date of this resolution for a term of three years
until the annual general meeting of the Company
for the year 2014 to be held in 2015; That any
director of the Company be and is hereby
authorized to sign on behalf of the Company the
director's service contract with Zheng Qibao, and
that the Board be and is hereby authorized to
determine his remuneration				Management	For	For
4.3	That the re-election of Yuan Jianxing as an
executive director of the Company be and is
hereby considered and approved, with effect from
date of this resolution for a term of three years
until the annual general meeting of the Company
for the year 2014 to be held in 2015; that any
director of the Company be and is hereby
authorized to sign on behalf of the Company the
director's service contract with Yuan Jianxing,
and that the Board be and is hereby authorized to
determine his remuneration				Management	For	For
4.4	That the re-election of Hou Rui as an executive
director of the Company be and is hereby
considered and approved, with effect from date of
this resolution for a term of three years until the
annual general meeting of the Company for the
year 2014 to be held in 2015; That any director of
the Company be and is hereby authorized to sign
on behalf of the Company the director's service
contract with Hou Rui, and That the Board be and
is hereby authorized to determine her
remuneration				Management	For	For
4.5	That the re-election of Liu Aili as a non-executive
director of the company be and is hereby
considered and approved, with effect from date of
this resolution for a term of three years until the
annual general meeting of the company for the
year 2014 to be held in 2015; That any director of
the company be and is hereby authorized to sign
on behalf of the company the director's service
contract with Liu Aili, and that the board be and is
hereby authorized to determine his remuneration				Management	For	For
4.6	That the re-election of Zhang Junan as a non-
executive director of the Company be and is
hereby considered and approved, with effect from
date of this resolution for a term of three years
until the annual general meeting of the Company
for the year 2014 to be held in 2015; That any
director of the Company be and is hereby
authorized to sign on behalf of the Company the
director's service contract with Zhang Junan, and
that the Board be and is hereby authorized to
determine his remuneration				Management	For	For
4.7	That the re-election of Wang Jun as an
independent non-executive director of the
Company be and is hereby considered and
approved, with effect from date of this resolution
for a term of three years until the annual general
meeting of the Company for the year 2014 to be
held in 2015; That any director of the Company
be and is hereby authorized to sign on behalf of
the Company the director's service contract with
Wang Jun, and that the Board be and is hereby
authorized to determine his remuneration				Management	For	For
4.8	That the re-election of Chan Mo Po, Paul as an
independent non-executive director of the
Company be and is hereby considered and
approved, with effect from date of this resolution
for a term of three years until the annual general
meeting of the Company for the year 2014 to be
held in 2015; That any director of the Company
be and is hereby authorized to sign on behalf of
the Company the director's service contract with
Chan Mo Po, Paul, and that the Board be and is
hereby authorized to determine his remuneration				Management	For	For
4.9	That the re-election of Zhao Chunjun as an
independent non-executive director of the
Company be and is hereby considered and
approved, with effect from date of this resolution
for a term of three years until the annual general
meeting of the Company for the year 2014 to be
held in 2015; That any director of the Company
be and is hereby authorized to sign on behalf of
the Company the director's service contract with
Zhao Chunjun, and that the Board be and is
hereby authorized to determine his remuneration				Management	For	For
4.10	That the election of Wei Leping as an
independent non-executive director of the
Company be and is hereby considered and
approved, with effect from date of this resolution
for a term of three years until the annual general
meeting of the Company for the year 2014 to be
held in 2015; That any director of the Company
be and is hereby authorized to sign on behalf of
the Company the director's service contract with
Wei Leping, and that the Board be and is hereby
authorized to determine his remuneration				Management	For	For
4.11	That the election of Siu Wai Keung as an
independent non-executive director of the
Company be and is hereby considered and
approved, with effect from date of this resolution
for a term of three years until the annual general
meeting of the Company for the year 2014 to be
held in 2015; That any director of the Company
be and is hereby authorized to sign on behalf of
the Company the director's service contract with
Siu Wai Keung, and that the Board be and is
hereby authorized to determine his remuneration				Management	For	For
5.1	That the re-election of Xia Jianghua as a
supervisor of the Company be and is hereby
considered and approved, with effect from date of
this resolution for a term of three years until the
annual general meeting of the Company for the
year 2014 to be held in 2015				Management	For	For
5.2	That the re-election of Hai Liancheng as a
supervisor of the Company be and is hereby
considered and approved, with effect from date of
this resolution for a term of three years until the
annual general meeting of the Company for the
year 2014 to be held in 2015				Management	For	For
5.3	That any director of the Company be and is
hereby authorized to sign on behalf of the
Company the supervisor's service contract with
each supervisor, and that the supervisory
committee of the Company be and is hereby
authorized to determine the supervisor's
remuneration				Management	For	For
6	That the grant of a general mandate to the Board
to issue, allot and deal with the additional shares
in the Company not exceeding 20% of each of
the existing domestic Shares and H shares (as
the case may be) in issue be considered and
approved				Management	For	For
7	That the authorization to the Board to increase
the registered capital of the Company to reflect
the issue of shares in the Company authorized
under special resolution 6, and to make such
appropriate and necessary amendments to the
Articles of Association as they think fit to reflect
such increases in the registered capital of the
Company and to take any other action and
complete any formality required to effect such
increase of the registered capital of the Company				Management	For	For
8		That the amendments to the articles of association of the Company be considered and approved: Articles 2.2, 3.5, 3.6 and 3.9		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGSHARES TECHNOLOGY GEMS ETF	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	116,000	15-Jun-2012		20-Jun-2012
ALUMINUM CORPORATION OF CHINA LTD, BEIJING
Security		Y0094N109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		CNE1000001T8		Agenda		703820921 - Management
Record Date		29-May-2012		Holding Recon Date		29-May-2012
City /	Country	BEIJING /	China	Vote Deadline Date		20-Jun-2012
SEDOL(s)		6425395 - B05PCN6 - B06KK36 - B16MTQ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0514/LTN20120514359.pdf		Non-Voting
1		To consider and approve the Directors' Report for the year ended 31 December 2011		Management	For	For
2		To consider and approve the Report of the Supervisory Committee for the year ended 31 December 2011		Management	For	For
3	To consider and approve the independent
auditor's report and the audited financial report of
the Company for the year ended 31 December
2011 (including the financial report prepared in
accordance with the International Financial
Reporting Standards and the financial report
prepared in accordance with the PRC Accounting
Standards for Business Enterprises (2006))				Management	For	For
4		To consider and approve the proposal for non- distribution of final dividend for 2011 and non- transfer of reserves to increase the share capital		Management	For	For
5		To consider and approve the remuneration standards for Directors and supervisors of the Company for 2012		Management	For	For
6		To consider and approve the renewal of liability insurance for years 2012-2013 for the Company's Directors, Supervisors and other senior management members		Management	For	For
7	To consider and approve the appointment of
Ernst & Young Hua Ming and Ernst & Young as
the 2012 domestic (Mainland China) and
international auditors of the Company,
respectively, for a term ending upon the
conclusion of the 2012 annual general meeting,
and the grant of authorization to the audit
committee of the board of directors to fix their
remuneration				Management	For	For
8		To consider and approve the proposal for the provision of guarantees to Chalco Hong Kong Limited, a subsidiary of the Company, for foreign- currency financing		Management	For	For
9	To consider and approve the revision of the
annual cap for the existing non-exempt
continuing connected transactions with Xinan
Aluminum under the Provision of Aluminum and
Aluminum Alloy Ingots and Aluminum Fabrication
Services Agreement dated 20 October 2008 (and
renewed on 31 December 2009), to RMB6,300				Management	For	For	None
million of the expenditure transactions for the
year ending 31 December 2012; the Board be
and is hereby authorized to do all such further
acts and things and execute such further
documents and take all such steps which in its
opinion may be necessary, desirable and
expedient to implement and/or give effect to the
resolution
10	To consider and approve the proposed major
transaction in relation to a takeover offer to
acquire up to 60% of the issued and outstanding
common shares in SouthGobi Resources Ltd.;
and the Chairman of the Board of Directors of the
Company, or such other person as the Chairman
of the Board of Directors of the Company may
authorize, is hereby authorized, confirmed and
ratified to handle all relevant matters relating to
the major transaction, and do all such acts and
things, execute and amend all such documents
as he/she deems necessary or appropriate				Management	For	For
11		To consider and approve the proposal in respect of the proposed acquisition of 29.9% interest in Winsway Coking Coal Holdings Limited		Management	For	For
12		To consider and approve proposals (if any) put forward at such meeting by any shareholder(s) holding 3 per cent or more of the shares carrying the right to vote at such meeting		Management	For	For
13		To consider and approve the general mandate to issue H Shares		Management	For	For
14		To consider and approve the proposal for the adoption of the Rules of Procedures for the Board of Directors of Aluminum Corporation of China Limited		Management	For	For
15		To consider and approve the proposal for the adoption of the Rules of Procedures for the Supervisory Committee of Aluminum Corporation of China Limited		Management	For	For
16		To consider and approve the proposal for issuance of debt financing instruments of the Company		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	385,564	15-May-2012		21-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	940,100	15-May-2012		21-Jun-2012
WEICHAI POWER CO LTD
Security		Y9531A109		Meeting Type		Class Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		CNE1000004L9		Agenda		703825363 - Management
Record Date		29-May-2012		Holding Recon Date		29-May-2012
City /	Country	SHANDONG PROVINCE /	China	Vote Deadline Date		20-Jun-2012
SEDOL(s)		6743956 - B05PM47 - B066RG6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0514/LTN20120514700.pdf		Non-Voting
1		To consider and approve the payment of cash dividends and the bonus shares issue by way of the capitalisation of the Company's retained earnings as at 31 December 2011		Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO RECEIPT OF ACTUAL RECORD
DATE. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLES-S YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	8,273	16-May-2012		21-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	84,418	16-May-2012		21-Jun-2012
WEICHAI POWER CO LTD
Security		Y9531A109		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		CNE1000004L9		Agenda		703841711 - Management
Record Date		29-May-2012		Holding Recon Date		29-May-2012
City /	Country	SHANDONG PROVINCE /	China	Vote Deadline Date		20-Jun-2012
SEDOL(s)		6743956 - B05PM47 - B066RG6		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT		PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/ 2012/0514/LTN20120514684.pdf		Non-Voting
1		To consider and approve the Annual Report of the Company for the year ended 31 December 2011		Management	For	For
2		To consider and approve the Report of the Board of Directors of the Company for the year ended 31 December 2011		Management	For	For
3		To consider and approve the Report of the Supervisory Committee of the Company for the year ended 31 December 2011		Management	For	For
4		To consider and receive the audited financial statements of the Company and the Auditors' Report for the year ended 31 December 2011		Management	For	For
5		To consider and approve the (as specified) (final financial report) of the Company for the year ended 31 December 2011		Management	For	For
6		To consider and approve the (as specified) (final budget report) of the Company for the year ending 31 December 2012		Management	For	For
7		To consider and approve the appointment of Ernst & Young Hua Ming Certified Public Accountants (as specified)as the auditors of the Company		Management	For	For
8		To consider and approve the granting of a mandate to the Board of Directors for payment of interim dividend (if any) to the shareholders of the Company for the year ending 31 December 2012		Management	For	For
9		To consider and approve the connected transaction between the Company and it subsidiaries and (as specified) (Beiqi Futian Motor Company Limited)		Management	For	For
10		To consider and approve the amendments to the Rules of Procedures for the Board (the amended version is set out in Appendix I to the Circular)		Management	For	For
11		To consider and approve the amendments to the Terms of Reference of the Audit Committee of the Board (the amended version is set out in Appendix II to the Circular)		Management	For	For
12		To consider and approve the amendments to the Terms of Reference of the Remuneration Committee of the Board (the amended version is set out in Appendix III to the Circular)		Management	For	For
13		To consider and approve the amendments to the Terms of Reference of the Nomination Committee of the Board (the amended version is set out in Appendix IV to the Circular)		Management	For	For
14		To consider and approve the amendments to the Terms of Reference of the Strategic Development & Investment Committee of the Board (the amended version is set out in Appendix V to the Circular)		Management	For	For
15.1a		To consider and approve the re-election of Mr. Tan Xuguang as an executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1b		To consider and approve the re-election of Mr. Xu Xinyu as an executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1c		To consider and approve the re-election of Mr. Sun Shaojun as an executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1d		To consider and approve the re-election of Mr. Zhang Quan as an executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1e		To consider and approve the election of Mr. Li Dakai as an executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1f		To consider and approve the election of Mr. Fang Hongwei as an executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1g		To consider and approve the election of Mr. Jiang Kui as a non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1h		To consider and approve the re-election of Mr. Liu Huisheng as a non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1i		To consider and approve the re-election of Mr. Yeung Sai Hong as a non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1j		To consider and approve the re-election of Mr. Chen Xuejian as a non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1k		To consider and approve the re-election of Mr. Julius G. Kiss as a non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.1l		To consider and approve the re-election of Ms. Han Xiaoqun as a non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.2a		To consider and approve the election of Mr. Liu Zheng as an independent non-executive Director of the Company for a term from 29 June 2012 to 29 April 2013 (both days inclusive)		Management	For	For
15.2b		To consider and approve the election of Mr. Li Shihao as an independent non-executive Director of the Company for a term from 29 June 2012 to 29 April 2013 (both days inclusive)		Management	For	For
15.2c		To consider and approve the election of Mr. Loh Yih as an independent non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.2d		To consider and approve the election of Mr. Chu, Howard Ho Hwa as an independent non- executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.2e		To consider and approve the election of Mr. Zhang Zhenhua as an independent non- executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
15.2f		To consider and approve the election of Mr. Li Luwen as an independent non-executive Director of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
16.a		To consider and approve the re-appointment of Mr. Sun Chengping as a Supervisor of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
16.b		To consider and approve the re-appointment of Ms. Jiang Jianfang as a Supervisor of the Company for a term of 3 years from 29 June 2012 to 28 June 2015 (both days inclusive)		Management	For	For
17		To consider and approve the payment of cash dividends and the bonus shares issue by the capitalisation of the retained earnings of the Company as at 31 December 2011		Management	For	For
18		To consider and approve the consequential amendments to the articles of association of the Company as a result of the bonus shares issue as set out in the notice convening the AGM		Management	For	For
19		To consider and approve the granting of a general mandate to the Board of Directors to issue, amongst other things, new H Shares		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Industrials GEMS ETF		EGSHARES INDUSTRIALS GEMS ETF	EGShares Industrials GEMS ETF	BANK OF NEW YORK MELLON	8,273	24-May-2012		21-Jun-2012
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	84,418	24-May-2012		21-Jun-2012
TATA CONSULTANCY SERVICES LTD
Security		Y85279100		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		INE467B01029		Agenda		703879607 - Management
Record Date				Holding Recon Date		27-Jun-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		21-Jun-2012
SEDOL(s)		B01NPJ1 - B03BH86		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited
Statement of Profit and Loss for the year ended
March 31, 2012 and the Balance Sheet as at that
date together with the Reports of the Board of
Directors and the Auditors thereon				Management	For	For
2		To confirm the payment of Interim Dividends on Equity Shares for the financial year 2011-12 and to declare a Final Dividend and a Special Dividend on Equity Shares for the financial year 2011-12		Management	For	For
3		To declare Dividend on Redeemable Preference Shares for the financial year 2011-12		Management	For	For
4		To appoint a Director in place of Prof. Clayton M. Christensen, who retires by rotation, and being eligible offers himself for re-appointment		Management	For	For
5		To appoint a Director in place of Dr. Ron Sommer, who retires by rotation, and being eligible offers himself for re-appointment		Management	For	For
6		To appoint a Director in place of Mr. S. Ramadorai, who retires by rotation, and being eligible offers himself for re-appointment		Management	For	For
7	Resolved that Mrs. Laura M. Cha, a Director
liable to retire by rotation, who does not seek re-
election, be not re-appointed a Director of the
Company. Resolved further that the vacancy, so
created on the Board of Directors of the
Company, be not filled				Management	For	For
8		To appoint Auditors and fix their remuneration		Management	For	For
9	Resolved that Mr. O. P. Bhatt, who was
appointed by the Board of Directors as an
Additional Director of the Company with effect
from April 2, 2012 and who holds office up to the
date of this Annual General Meeting of the
Company in terms of Section 260 of the
Companies Act, 1956 ("Act") and in respect of
whom the Company has received a notice in
writing from a Member under Section 257 of the
Act proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company				Management	For	For
10	Resolved that Mr. Cyrus Mistry, who was
appointed by the Board of Directors as an
Additional Director of the Company with effect
from April 2, 2012 and who holds offi ce up to the
date of this Annual General Meeting of the
Company in terms of Section 260 of the
Companies Act, 1956 ("Act") and in respect of
whom the Company has received a notice in
writing from a Member under Section 257 of the
Act proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company				Management	For	For
11	Resolved that pursuant to the provisions of
Section 228 and other applicable provisions, if
any, of the Companies Act, 1956 ("Act"), as
amended or re-enacted from time to time, the
Board be and is hereby authorised to appoint as
Branch Auditors of any branch office of the
Company, whether existing or which may be
opened/ acquired hereafter, in India or abroad, in
consultation with the Company's Auditors, any
person(s) qualified to act as Branch Auditor
within the provisions of Section 228 of the Act
and to fix their remuneration				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Technology GEMS ETF		EGS TECHNOLOGY MAURITIUS	EGShares Technology GEMS ETF	BANK OF NEW YORK MELLON	5,432	02-Jun-2012		21-Jun-2012
ZOOMLION HEAVY INDUSTRY SCIENCE AND TECHNOLOGY CO
Security		Y9895V103		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		CNE100000X85		Agenda		703886943 - Management
Record Date		29-May-2012		Holding Recon Date		29-May-2012
City /	Country	HUNAN PROVINCE /	China	Vote Deadline Date		20-Jun-2012
SEDOL(s)		B544N70 - B65K2D3 - B7DR0F1		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 988104 DUE TO
ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND-YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU				Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE
IS AVAILABLE BY CLICKING ON THE URL
LINK:h-
ttp://www.hkexnews.hk/listedco/listconews/sehk/2
012/0513/LTN20120513048.pdf; h-
ttp://www.hkexnews.hk/listedco/listconews/sehk/2
012/0603/LTN20120603016.pdf				Non-Voting
1		To consider and approve the report of the Board of Directors of the Company for the year 2011		Management	For	For
2		To consider and approve the report of the Supervisory Board of the Company for the year 2011		Management	For	For
3.1		To consider and approve the appointment of Baker Tilly China Certified Public Accountants Co., Ltd. as the domestic auditor of the Company for the year ending 31 December 2012		Management	For	For
3.2		To consider and approve the appointment of KPMG as the international auditor of the Company for the year ending 31 December 2012		Management	For	For
3.3	To authorize the audit committee of the Board of
Directors of the Company to determine the
principles of fixing the remunerations of the PRC
and international auditors and to authorize the
Company's management to determine their
actual remunerations based on the agreed
principles				Management	For	For
4.1		To consider and approve the audited financial statements prepared under PRC Generally Accepted Accounting Principles of the Company for the year 2011		Management	For	For
4.2		To consider and approve the audited financial statements prepared under International Financial Reporting Standards of the Company for the year 2011		Management	For	For
5		To consider and approve the report of settlement accounts of the Company for the year 2011		Management	For	For
6		To consider and approve the report of annual budget of the Company for the year 2012		Management	For	For
7	To consider and approve the profit distribution
plan of the Company for the year 2011, and to
approve final dividend in the amount of RMB0.25
per share (inclusive of tax) be declared and
distributed on the basis of the total share capital
of 7,705,954,050 Shares of the Company for the
year ended 31 December 2011, the aggregate
amount of which is approximately RMB1,927
million				Management	For	For
8		To consider and approve the full text and the summary of the annual report of A shares of the Company for the year 2011		Management	For	For
9		To consider and approve the annual report of H shares of the Company for the year 2011		Management	For	For
10		To consider and authorize Zoomlion Finance and Leasing (China) Co., Ltd. to apply for finance with maximum limit of RMB16 billion relating to its finance leasing business		Management	For	For
11		To consider and authorize Zoomlion Finance and Leasing (Beijing) Co., Ltd. to apply for finance with maximum limit of RMB24 billion relating to its finance leasing business		Management	For	For
12		To consider and approve the proposed provision of a guarantee with maximum limit of RMB4 billion by the Company for the loan of Zoomlion International Trading (H.K.) Co., Limited		Management	For	For
13.1	To consider and approve the proposal of change
in the use of part of proceeds from the Private
Placement: To terminate the investments in the
environmental and sanitation machinery project
for the "Industrialization of Key Equipment for
Social Emergency Rescue System" and to
transfer the proceeds totaling RMB209,000,000
to replenish working capital				Management	For	For
13.2	To consider and approve the proposal of change
in the use of part of proceeds from the Private
Placement: To transfer the proceeds of
RMB150,000,000 from the "Project for Upgrading
of Medium and Large Excavators" to the "Project
for Construction of Heavy Crane Production Base
in Weinan Industrial Park				Management	For	For
S.1		To consider and approve the change of business scope of the Company and the amendments to the Articles of Association as a result of the change of business scope of the Company		Management	For	For
S.2		To consider and approve the grant of general mandate to the Board of Directors for the issue of new shares of the Company		Management	For	For
14		To consider and approve the application by the Company to the relevant banks for credit facilities and financing with credit limit not exceeding RMB140 billion		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares China Infrastructure ETF		EGS INDXX CHINA INFRASTRUCTUR E ETF	EGShares China Infrastructure ETF	BANK OF NEW YORK MELLON	409,800	05-Jun-2012		21-Jun-2012
VIJAYA BANK LTD
Security		Y9374P114		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		INE705A01016		Agenda		703890815 - Management
Record Date				Holding Recon Date		27-Jun-2012
City /	Country	BANGALORE /	India	Vote Deadline Date		14-Jun-2012
SEDOL(s)		6701686 - B01Z5Q4		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the Balance
Sheet of the Bank as at 31st March 2012, Profit
and Loss Account of the Bank for the year ended
31st March 2012, the Report of the Board of
Directors on the working and activities of the
Bank for the period covered by the Accounts and
the Auditors' Report on the Balance Sheet and
Accounts				Management	For	For
2		To declare dividend on the shares of the Bank for the Financial Year 2011-12		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	182,448	06-Jun-2012		14-Jun-2012
MINING AND METALLURGICAL COMPANY NORILSK NICKEL JS
Security		46626D108		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		US46626D1081		Agenda		703891487 - Management
Record Date		24-May-2012		Holding Recon Date		24-May-2012
City /	Country	MOSCOW /	Russian Federation	Vote Deadline Date		18-Jun-2012
SEDOL(s)		2768243 - 7152443 - B114RK6 - B54SPL0		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 991697 DUE TO
RECEIPT OF D-IRECTOR AND REVISION
COMMISSION NAMES. ALL VOTES RECEIVED
ON THE PREVIOUS MEET-ING WILL BE
DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE-.
THANK YOU				Non-Voting
1		To approve MMC Norilsk Nickel's 2011 Annual Report		Management	For	For
2		To approve MMC Norilsk Nickel's 2011 Annual Accounting Statements including Profit and Loss Statement		Management	For	For
3	1. To approve the distribution of profits and
losses of OJSC MMC Norilsk Nickel for 2011 in
accordance with the Board of Directors
recommendations outlined in the report of the
Board of Directors of MMC Norilsk Nickel,
containing the motivated position of the Board
regarding the Agenda of the Annual General
Meeting of Shareholders of the Company to be
held on 29 of June, 2012. 2. To pay dividends on
ordinary registered shares of MMC Norilsk Nickel
for 2011 in cash in the amount of RUB 196 per
ordinary share				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
4.1		Election of the Board of Director: Banda Enos Ned		Management	For	For
4.2		Election of the Board of Director: Barbashev Sergey Valentinovich		Management	For	For
4.3		Election of the Board of Director: Bashkirov Alexey Vladimirovich		Management	For	For
4.4		Election of the Board of Director: Bougrov Andrey Yevgenyevich		Management	For	For
4.5		Election of the Board of Director: Voytovich Olga Valeryevna		Management	For	For
4.6		Election of the Board of Director: Voloshin Alexander Stalievich		Management	For	For
4.7		Election of the Board of Director: Volynets Artem Olegovich		Management	For	For
4.8		Election of the Board of Director: Deripaska Oleg Vladimirovich		Management	For	For
4.9		Election of the Board of Director: Dauphin Claude		Management	For	For
4.10		Election of the Board of Director: Zakharova Marianna Alexandrovna		Management	For	For
4.11		Election of the Board of Director: Zelkova Larisa Gennadievna		Management	For	For
4.12		Election of the Board of Director: Collins Simon Matthew		Management	For	For
4.13		Election of the Board of Director: Mills Bradford Alan		Management	For	For
4.14		Election of the Board of Director: Misharov Stalbek Stepanovich		Management	For	For
4.15		Election of the Board of Director: Moshiri Ardavan		Management	For	For
4.16		Election of the Board of Director: Pivovarchuk Oleg Modestovich		Management	For	For
4.17		Election of the Board of Director: Prinsloo Gerhard		Management	For	For
4.18		Election of the Board of Director: Razumov Dmitry Valerievich		Management	For	For
4.19		Election of the Board of Director: Sokov Maxim Mikhailovich		Management	For	For
4.20		Election of the Board of Director: Strashko Vladimir Petrovich		Management	For	For
4.21		Election of the Board of Director: Strzhalkovsky Vladimir Igorevich		Management	For	For
5.1		Election of the Revision Commission: Voznenko Petr Valerievich		Management	For	For
5.2		Election of the Revision Commission: Gololobova Natalya Vladimirovna		Management	For	For
5.3		Election of the Revision Commission: Kargachov Alexey Anatolievich		Management	For	For
5.4		Election of the Revision Commission: Pershinkov Dmitry Viktorovich		Management	For	For
5.5		Election of the Revision Commission: Sirotkina Tamara Alexandrovna		Management	For	For
6		To approve Rosexpertiza LLC as Auditor of MMC Norilsk Nickel's 2012 Russian accounting statements		Management	For	For
7		To approve CJSC "KPMG" as Auditor of MMC Norilsk Nickel's 2012 consolidated annual financial statements prepared in accordance with International Financial Reporting Standards		Management	For	For
8	1.1 To establish that the basic amount of
remuneration to be quarterly paid to an
Independent Director shall be USD 120 000 per
year (to be paid in equipartition mode in Russian
Rubles at the exchange rate fixed by the Bank of
Russia on the last working day of the reporting
quarter), and that their travel expenses shall be
reimbursed upon presentation of documental
proof in accordance with the Company standards
set for the I category of job positions. The amount
shown above shall be gross of taxes imposed
under the current laws of the Russian Federation.
1.2. If an Independent Director presides over a
Board Committee (Committees), the additional
remuneration in the amount of USD 150 000 per
year shall be paid in equipartition mode quarterly
to such Independent Director for each of the
Committees, over which he/she presides (to be
paid in Russian Rubles at the exchange rate				Management	For	For	None
fixed by the Bank of Russia on the last working
day of the reporting quarter). The amount shown
above shall be gross of taxes imposed under the
current laws of the Russian Federation. 1.3. If an
Independent Director is a member of the Board
Committee (Committees), the additional
remuneration in the amount of USD 50 000 per
year shall be paid in equipartition mode quarterly
to such Independent Director for each of the
Committees, where the Independent Director
participates (to be paid in Russian Rubles at the
exchange rate fixed by the Bank of Russia on the
last working day of the reporting quarter). The
amount shown above shall be gross of taxes
imposed under the current laws of the Russian
Federation. 1.4. Remuneration amount
mentioned in p. 1.1 of this resolution shall be paid
in the period from June 29, 2012 to the date, on
which the term of the respective Independent
Director will end or on which the respective
Independent Director ceases to be independent.
1.5. Remuneration amount mentioned in p. 1.2 of
this resolution shall be paid in the period from the
election of an Independent Director as the
Chairman of a Committee until he/she ceases to
carry out his/her professional duties as the
Chairman of the Committee or on which the
respective Independent Director ceases to be
independent. 1.6. Remuneration amount
mentioned in p. 1.3 of this resolution shall be paid
in the period from the election of an Independent
Director as the Member of a Committee until
he/she ceases to carry out his/her professional
duties as the Member of a Committee or on
which the respective Independent Director
ceases to be independent. 1.7. If the Chairman of
the Board of Directors is an Independent
Director, the basic amount of remuneration to be
paid quarterly to such Director shall be USD 1
000 000 per year, which will be paid in
equipartition mode in Rubles at the rate set by
the Bank of Russia for the last working day of the
reporting quarter (less additional remunerations
provided for by p.1.1 - 1.3 of this resolution). The
above mentioned amount shall be gross amount
of applicable taxes and charges. 1.8.
Remuneration amount mentioned in p.1.7 of this
resolution shall be paid in the period from the
election of an Independent Director as the
Chairman of the Board of Directors until he/she
ceases to carry out his/her professional duties as
Chairman of the Board of Directors. 8.2 The
payment of the above stated remunerations shall
be done after the Independent Director signs
Confidentiality Agreement in accordance with the
form approved by the Board of Directors of OJSC
MMC Norilsk Nickel
9	To approve interrelated transactions, which are
interested party transactions for all members of
OJSC MMC Norilsk Nickel's Board of Directors
and Management Board, a subject of which is an
obligation of OJSC MMC Norilsk Nickel to
indemnify members of the Board of Directors and
Management Board for damages that they may
suffer in connection with their appointment to
corresponding positions, in the amount not
exceeding USD 115,000,000 (one hundred
fifteen million US dollars) for each member				Management	For	For
10	To approve the transaction, to which all members
of MMC Norilsk Nickel Board of Directors and
Management Board are interested parties and
the subject of which is MMC Norilsk Nickel's
liability to indemnify members of MMC Norilsk
Nickel Board of Directors and Management
Board acting as beneficiaries to the transaction,
by a Russian insurance company for the term of
1 year with the indemnification limit of USD
200,000,000 (two hundred million), the limit of
USD 6,000,000 in excess of the total limit for
Independent Directors, and the limit of USD
25,000,000 (twenty five million) for additional
coverage of the principal agreement, at a
premium not exceeding USD 1,200,000 (one
million two hundred thousand)				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	11,228	14-Jun-2012		18-Jun-2012
EGShares Emerging Markets Metals & Mining ETF		EGS DJ EM MET MIN TITANS IND ETF	EGShares Emerging Markets Metals & Mining ETF	BANK OF NEW YORK MELLON	58,015	14-Jun-2012		18-Jun-2012
EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS ETF	EGShares Basic Materials GEMS ETF	BANK OF NEW YORK MELLON	9,408	14-Jun-2012		18-Jun-2012
VIDEOCON INDUSTRIES LTD, AURANGABAD
Security		Y9369T113		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		INE703A01011		Agenda		703894407 - Management
Record Date				Holding Recon Date		27-Jun-2012
City /	Country	AURANGABAD /	India	Vote Deadline Date		19-Jun-2012
SEDOL(s)		6929820 - B0ZNP97		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited Profit
and Loss Account for the financial year ended
31st December, 2011 and the Balance Sheet as
at that date together with the Reports of the
Board of Directors and Auditors thereon				Management	For	For
2		To declare dividend on preference shares		Management	For	For
3		To declare dividend on equity shares		Management	For	For
4		To appoint a director in place of Mr. Pradipkumar N. Dhoot, who retires by rotation and, being eligible, offers himself for re-appointment		Management	For	For
5		To appoint a director in place of Maj. Gen. Sudhir Chintamani Nilkanth Jatar, who retires by rotation and, being eligible, offers himself for re- appointment		Management	For	For
6	Resolved that M/s. Khandelwal Jain & Co.,
Chartered Accountants, (Firm Registration No.
105049W) and M/s. Kadam & Co., Chartered
Accountants, (Firm Registration No. 104524W)
be and are hereby appointed as Auditors of the
Company, to hold office from the conclusion of
this Annual General Meeting until the conclusion
of the next Annual General Meeting of the
Company on such remuneration as shall be fixed
by the Board of Directors				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Consumer ETF		EGS INDIA CONSUMER MAURITIUS	EGShares India Consumer ETF	BANK OF NEW YORK MELLON	10,874	07-Jun-2012		22-Jun-2012
SURGUTNEFTEGAS OJSC, SURGUT
Security		868861204		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		US8688612048		Agenda		703900147 - Management
Record Date		14-May-2012		Holding Recon Date		14-May-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		15-Jun-2012
SEDOL(s)		2810144 - 5232767 - B01WHG9 - B5513G9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To approve OJSC "Surgutneftegas" annual report for 2011		Management	For	For
2		To approve annual accounting statements of OJSC "Surgutneftegas", including profit and loss statement for 2011		Management	For	For
3	To approve the distribution of profit (loss) of
OJSC "Surgutneftegas" for 2011. To declare
dividend payment for 2011: for a preferred share
of OJSC "Surgutneftegas" - 2.15 rubles, for an
ordinary share of OJSC "Surgutneftegas" - 0.6
rubles; dividend payment shall be carried out in
accordance with the procedure recommended by
the Board of Directors. Dividends shall be paid
not later than on August 28, 2012				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
4.1		Election of member of OJSC "Surgutneftegas" Board of Directors : Ananiev Sergei Alekseevich		Management	For	For
4.2		Election of member of OJSC "Surgutneftegas" Board of Directors : Bogdanov Vladimir Leonidovich		Management	For	For
4.3		Election of member of OJSC "Surgutneftegas" Board of Directors : Bulanov Alexander Nikolaevich		Management	For	For
4.4		Election of member of OJSC "Surgutneftegas" Board of Directors : Gorbunov Igor Nikolaevich		Management	For	For
4.5		Election of member of OJSC "Surgutneftegas" Board of Directors : Egorov Oleg Yurievich		Management	For	For
4.6		Election of member of OJSC "Surgutneftegas" Board of Directors : Erokhin Vladimir Petrovich		Management	For	For
4.7		Election of member of OJSC "Surgutneftegas" Board of Directors : Klinovskaya Taisiya Petrovna		Management	For	For
4.8		Election of member of OJSC "Surgutneftegas" Board of Directors : Matveev Nikolai Ivanovich		Management	For	For
4.9		Election of member of OJSC "Surgutneftegas" Board of Directors : Rezyapov Alexander Filippovich		Management	For	For
4.10		Election of member of OJSC "Surgutneftegas" Board of Directors : Shashkov Vladimir Aleksandrovich		Management	For	For
5.1		Election of member of OJSC "Surgutneftegas" Auditing Committee: Komarova Valentina Panteleevna		Management	For	For
5.2		Election of member of OJSC "Surgutneftegas" Auditing Committee: Oleynik Tamara Fedorovna		Management	For	For
5.3		Election of member of OJSC "Surgutneftegas" Auditing Committee: Pozdnyakova Vera Aleksandrovna		Management	For	For
6		To approve Limited Liability Company "Rosekspertiza" as the Auditor of OJSC "Surgutneftegas" for 2012		Management	For	For
7	To approve transactions that may be conducted
in the future between OJSC "Surgutneftegas"
and its affiliates in the course of its ordinary
business activity, provided that the above-
mentioned transactions comply with the following
requirements: the transaction is aimed at
performing the types of activities stipulated by the
Company's Articles of Association, and the
amount of transaction is within the amount of the
transaction the individual executive body of
OJSC "Surgutneftegas" is entitled to perform in
compliance with the Federal Law "On Joint Stock
Companies". This resolution remains valid till the
OJSC "Surgutneftegas" Annual General
Shareholders' Meeting for 2012				Management	For	For
8	Amendments to the Regulations on the Auditing
Committee of OJSC "Surgutneftegas": The
proposed resolution: "To amend Paragraph 4.7
as follows:"During the period when a member of
the Auditing Committee performs his/her duties,
he/she shall be paid remuneration in the amount
of RUB 70,000 and compensated for any
expenses related to the performance of his/her
duties				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	36,652	14-Jun-2012		15-Jun-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	69,085	14-Jun-2012		15-Jun-2012
OAO TATNEFT, TATARSTAN
Security		670831205		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		US6708312052		Agenda		703905224 - Management
Record Date		14-May-2012		Holding Recon Date		14-May-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		15-Jun-2012
SEDOL(s)		B1G50G1 - B1HLG26 - B50NF75 - B549DL9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		To approve the annual report of the Company for 2011		Management	For	For
2		To approve the annual financial statements, including profit and loss statement (profit and loss account) of the Company for 2011		Management	For	For
3	The AGM approves the distribution of net income
based on the financial statements of the
Company for 2011 prepared under Russian
Accounting Regulations. The net income of the
Company for 2011 under the said financial
statements was 54.9 bln Russian Rubles; 30%
(approx. 16.5 bln Russian Rubles) is proposed to
be paid as dividends to the shareholders (see
Item 4 of the AGM's agenda), the remaining
portion to be retained by the Company to finance
its capital expenditure and other expenses				Management	For	For
4	To pay dividends for the year 2011 in the amount
of: a) 708% of the nominal value per OAO Tatneft
preferred share b) 708% of the nominal value per
OAO Tatneft ordinary share To determine that
dividends shall be paid within 60 days after the
AGM. Dividends shall be paid in cash				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
5.1		Election of member of the Board of Directors of OAO Tatneft: Shafagat Fahrazovich Takhautdinov		Management	For	For
5.2		Election of member of the Board of Directors of OAO Tatneft: Radik Raufovich Gaizatullin		Management	For	For
5.3		Election of member of the Board of Directors of OAO Tatneft: Sushovan Ghosh		Management	For	For
5.4		Election of member of the Board of Directors of OAO Tatneft: Nail Gabdulbarievich Ibragimov		Management	For	For
5.5		Election of member of the Board of Directors of OAO Tatneft: Rais Salikhovich Khisamov		Management	For	For
5.6		Election of member of the Board of Directors of OAO Tatneft: Vladimir Pavlovich Lavushchenko		Management	For	For
5.7		Election of member of the Board of Directors of OAO Tatneft: Nail Ulfatovich Maganov		Management	For	For
5.8		Election of member of the Board of Directors of OAO Tatneft: Renat Haliullovich Muslimov		Management	For	For
5.9		Election of member of the Board of Directors of OAO Tatneft: Rinat Kasimovich Sabirov		Management	For	For
5.10		Election of member of the Board of Directors of OAO Tatneft: Valery Yurievich Sorokin		Management	For	For
5.11		Election of member of the Board of Directors of OAO Tatneft: Mirgazian Zakievich Taziev		Management	For	For
5.12		Election of member of the Board of Directors of OAO Tatneft: Azat Kiyamovich Khamaev		Management	For	For
5.13		Election of member of the Board of Directors of OAO Tatneft: Maria Leonidovna Voskresenskaya		Management	For	For
5.14		Election of member of the Board of Directors of OAO Tatneft: David William Waygood		Management	For	For
6.1		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Nazilya Faizrakhmanovna Galieva		Management	For	For
6.2		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Ferdinand Rinatovich Galiullin		Management	For	For
6.3		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Ranilya Ramilyevna Gizatova		Management	For	For
6.4		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Venera Gibadullovna Kuzmina		Management	For	For
6.5		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Nikolai Kuzmich Lapin		Management	For	For
6.6		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Liliya Rafaelovna Rakhimzyanova		Management	For	For
6.7		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Alfiya Azgarovna Sinegaeva		Management	For	For
6.8		Elect to the Revision Commission of the Company candidate proposed by the Company's shareholders : Tatiana Victorovna Tsyganova		Management	For	For
7	To approve Zao Energy Consulting/Audit as
external auditor of OAO Tatneft to conduct
statutory audit of the annual financial statements
for 2012 prepared under Russian Accounting
Standards for the term of one year				Management	For	For
8	To approve the following amendment to the
Charter of OAO Tatneft: Paragraph 3 of Article
5.9 of the Charter shall read as follows:
Dividends unclaimed by shareholders within
three years after their accrual shall be reinstated
by the Company as part of undistributed profit				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	8,503	14-Jun-2012		15-Jun-2012
FEDERAL HYDROGENERATING COMPANY - RUSHYDRO OJSC, M
Security		466294105		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		US4662941057		Agenda		703906416 - Management
Record Date		24-May-2012		Holding Recon Date		24-May-2012
City /	Country	KRASNOYARSK /	Russian Federation	Vote Deadline Date		14-Jun-2012
SEDOL(s)		B3VSVH7 - B450L21 - B450MG2		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 996960 DUE TO
CHANGE IN TH-E SEQUENCE OF AGENDA.
ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISRE-GARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU				Non-Voting
1		Approve the annual report of JSC RusHydro for 2011, annual financial statements including profit and loss statement for 2011		Management	For	For
2	Approve the following profit (loss) distribution for
the results of 2011: as specified. Pay dividends
on ordinary shares of the company on the basis
of results for 2011 to the amount of 0.00789317
rubles per share				Management	For	For
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
3.1		Election of member of the Board of Director of the Company: Boris Ilyich Ayuev		Management	For	For
3.2		Election of member of the Board of Director of the Company: Eduard Petrovich Volkov		Management	For	For
3.3		Election of member of the Board of Director of the Company: Viktor Ivanovich Danilov-Danilyan		Management	For	For
3.4		Election of member of the Board of Director of the Company: Evgeny Vyacheslavovich Dod		Management	For	For
3.5		Election of member of the Board of Director of the Company: Victor Mikhailovich Zimin		Management	For	For
3.6		Election of member of the Board of Director of the Company: Boris Yuryevich Kovalchuk		Management	For	For
3.7		Election of member of the Board of Director of the Company: Grigory Markovich Kurtser		Management	For	For
3.8		Election of member of the Board of Director of the Company: Andrey Borisovich Malyshev		Management	For	For
3.9		Election of member of the Board of Director of the Company: Mikhail Igorevich Poluboyarinov		Management	For	For
3.10		Election of member of the Board of Director of the Company: Vladimir Vitalyevich Tatsy		Management	For	For
3.11		Election of member of the Board of Director of the Company: Evgeny Aleksandrovich Tugolukov		Management	For	For
3.12		Election of member of the Board of Director of the Company: Rashid Ravelevich Sharipov		Management	For	For
3.13		Election of member of the Board of Director of the Company: Michail Evgenievich Shelkov		Management	For	For
3.14		Election of member of the Board of Director of the Company: Sergey Vladimirovich Shishin		Management	For	For
4.1		Election of member of the Audit Commission of the Company: Adelya Inskanderovna Vyaseleva		Management	For	For
4.2		Election of member of the Audit Commission of the Company: Dmitry Mikhailovich Gorevoy		Management	For	For
4.3		Election of member of the Audit Commission of the Company: Anna Valeryevna Drokova		Management	For	For
4.4		Election of member of the Audit Commission of the Company: Elena Yuryevna Litvina		Management	For	For
4.5		Election of member of the Audit Commission of the Company: Alan Fedorovich Khadziev		Management	For	For
5		Approve Closed Joint-Stock Company PricewaterhouseCoopers Audit (Primary state registration number 1027700148431) as an auditor of JSC RusHydro		Management	For	For
6	Pay remuneration to the members of the Board of
Directors of JSC RusHydro according to the
results of work in the Board of Directors period
from 30.06.2011 to 28.06.2012 in the amount and
in the order established by the Regulation on
payment of remuneration to the members of the
Board of Directors of JSC RusHydro				Management	For	For
7		Approve the Company's Articles of Association in a new edition		Management	For	For
8		Approve the Statement on Procedure for Convening and Running the General shareholders' meetings of JSC RusHydro in a new edition		Management	For	For
9	Approval of a contract for insurance of liability
and financial risks of Directors, Executive Officers
and the company concluded between JSC
RusHydro and OJSIC Ingosstrakh representing
an interested party transaction				Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	6,554	14-Jun-2012		14-Jun-2012
EGShares Utilities GEMS ETF		EGSHARES UTILITIES GEMS ETF	EGShares Utilities GEMS ETF	BANK OF NEW YORK MELLON	31,957	14-Jun-2012		14-Jun-2012
GAZPROM OAO, MOSCOW
Security		368287207		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		US3682872078		Agenda		703921913 - Management
Record Date		10-May-2012		Holding Recon Date		10-May-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		21-Jun-2012
SEDOL(s)		2016629 - 5140989 - 5259528 - B54DNZ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT BECAUSE OF THE SIZE
OF THE AGENDA [148 RESOLUTIONS] FOR
THE G-AZPROM OF RUSSIA MEETING. THE
AGENDA HAS BEEN BROKEN UP AMONG
TWO INDIVIDUAL M-EETINGS. THE MEETING
IDS AND HOW THE RESOLUTIONS HAVE
BEEN BROKEN OUT ARE AS F-OLLOWS:
MEETING ID 999132 [RESOLUTIONS 1
THROUGH 8.71] AND MID 100215 [RESOLUT-
IONS 8.72 THROUGH 10.11]. IN ORDER TO
VOTE ON THE COMPLETE AGENDA OF THIS
MEET-ING YOU MUST VOTE ON BOTH THE
MEETINGS				Non-Voting
8.72	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO SOGAZ,
pursuant to which OAO SOGAZ undertakes, in
the event that harm is caused to the life, health or
property of other persons or the natural
environment as a result of an incident occurring
in the course of the conduction by OAO
Gazprom, its subsidiaries and dependent
companies (whether existing or those becoming
a subsidiary or a dependent company of OAO
Gazprom during the term of the agreement) of
their respective statutory activities ("insured
events"), to make an insurance payment to
physical persons whose life, health or property
has been harmed, to legal entities whose
property has been harmed or to the state, acting
through those authorized agencies of executive
power whose competence includes
environmental protection management, in the
event that harm is caused to the natural
environment (beneficiaries), up to an aggregate
insurance amount not exceeding 75 billion
Rubles, and OAO Gazprom undertakes to pay an
insurance premium with an aggregate maximum
amount of 1.5 billion Rubles, with each
agreement having a term of one year				Management	For	For
8.73	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO SOGAZ,
pursuant to which OAO SOGAZ undertakes, in
the event that harm is caused to the life, health or
property of other persons or the natural
environment as a result of an emergency or
incident occurring, among other things, as a
result of a terrorist act at a hazardous industrial
facility operated by OAO Gazprom ("insured
events"), to make an insurance payment to
physical persons whose life, health or property
has been harmed, to legal entities whose
property has been harmed or to the state, acting
through those authorized agencies of executive
power whose competence includes
environmental protection management, in the
event that harm is caused to the natural
environment (beneficiaries), up to an aggregate
insurance amount not exceeding 700 million
Rubles, and OAO Gazprom undertakes to pay an
insurance premium with an aggregate maximum
amount of 3 million Rubles, with each agreement
having a term of one year				Management	For	For
8.74	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO
Yamalgazinvest undertakes, during the period
between July 1, 2012 and December 31, 2013,
acting upon OAO Gazprom's instructions, to
provide services related to implementation of
OAO Gazprom's investment projects involving
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such
services up to maximum amount of 18,392.8
million Rubles				Management	For	For
8.75	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes, during the period between
December 1, 2012 and March 30, 2016, acting
upon OAO Gazprom's instructions, to provide
services related to the monitoring of OAO
Gazprom's gas facilities, and OAO Gazprom
undertakes to pay for such services up to
maximum amount of 34.9 million Rubles				Management	For	For
8.76	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO SOGAZ,
pursuant to which OAO SOGAZ undertakes, in
the event that any employees of OAO Gazprom
or members of their families or retired former
employees of OAO Gazprom or members of their
families (insured persons who are beneficiaries)
apply to a health care institution for medical
services ("insured events"), to arrange and pay
for such medical services to the insured persons
up to the aggregate insurance amount not
exceeding 550 billion Rubles, and OAO Gazprom
undertakes to pay OAO SOGAZ an insurance
premium with an aggregate maximum amount of
1.3 billion Rubles, with each agreement having a
term of one year				Management	For	For
8.77	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO SOGAZ, pursuant to
which OAO SOGAZ undertakes, in the event of:
assertion of claims against members of the Board
of Directors or the Management Committee of
OAO Gazprom who are not persons holding state
positions in the Russian Federation or positions
in the state civil service (insured persons), by
physical persons or legal entities for whose
benefit the agreement will be entered into and
who could suffer harm, including shareholders of
OAO Gazprom, debtors and creditors of OAO
Gazprom, employees of OAO Gazprom, as well
as the Russian Federation represented by its
authorized agencies and representatives (third
parties (beneficiaries)) for compensation of
losses resulting from unintentional erroneous
actions (omissions) by insured persons in the
conduct by them of their management activities;
incurrence by insured persons of judicial or other
costs to settle such claims; assertion of claims
against OAO Gazprom by third persons
(beneficiaries) for compensation of losses
resulting from unintentional erroneous actions
(omissions) by insured persons in the conduct by
them of their management activities on the basis
of claims asserted with respect to OAO
Gazprom's securities, as well as claims originally
asserted against insured persons; incurrence by
OAO Gazprom of judicial or other costs to settle
such claims ("insured events"), to make an
insurance payment to third parties (beneficiaries)
whose interests have been harmed, as well as
insured persons and/or OAO Gazprom in the
event of incurrence of judicial or other costs to
settle claims for compensation of losses, up to				Management	For	For	None
the aggregate insurance amount not exceeding
the Ruble equivalent of 100 million U.S. Dollars,
and OAO Gazprom undertakes to pay OAO
SOGAZ an insurance premium with an aggregate
maximum amount equal to the Ruble equivalent
of two million U.S. Dollars, with such agreement
having a term of one year
8.78	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO SOGAZ, pursuant to
which OAO SOGAZ undertakes, in the event of
any liability incurred by OAO Gazprom in its
capacity as a customs broker as a result of any
harm caused to the assets of any third persons
represented by OAO Gazprom in connection with
the conduct of customs operations (beneficiaries)
or as a consequence of any breaches of the
contracts signed with such persons ("insured
events"), to make an insurance payment to the
persons concerned up to an aggregate insurance
amount of 20 million Rubles payable in each
insured event, and OAO Gazprom undertakes to
pay OAO SOGAZ an insurance premium in an
aggregate maximum amount of 300 thousand
Rubles, with such agreement having a term of
three years				Management	For	For
8.79	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO SOGAZ,
pursuant to which OAO SOGAZ undertakes, in
the event that any harm (damage or destruction)
is caused to a transportation vehicle owned by
OAO Gazprom or that such vehicle is stolen or
hijacked or that any of the individual components,
parts, units, devices, and supplementary
equipment installed on such transportation
vehicle is stolen ("insured events"), to make an
insurance payment to OAO Gazprom (as the
beneficiary) up to the aggregate insurance
amount of 1,291 million Rubles, and OAO
Gazprom undertakes to pay OAO SOGAZ an
insurance premium with an aggregate maximum
amount of 24.52 million Rubles, with each
agreement having a term of one year				Management	For	For
8.80	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO Gazprom Promgaz,
pursuant to which OAO Gazprom Promgaz
undertakes to provide for a period of 18 months
after the execution date of the agreement, acting				Management	For	For	None
upon OAO Gazprom's instructions, services
involved in the production of a reference book on
the legislative and other legal regulation of gas
distribution operations, while OAO Gazprom
undertakes to make payment for such services
up to an aggregate maximum amount of 4.2
million Rubles
8.81	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO
Vostokgazprom, Gazprombank (Open Joint
Stock Company), ZAO Gazprom Telecom, OAO
Gazprom Promgaz, OAO Gazprom
Gazoraspredeleniye, OOO Gazprom Export,
OOO Gazpromtrans, ZAO Gazprom Invest Yug,
OAO Gazprom Space Systems, OOO Gazprom
Komplektatsiya, OAO Gazprom Neft, OAO
Druzhba, OOO Gazprom Mezhregiongaz, OAO
Gazprom Neftekhim Salavat, OAO SOGAZ,
DOAO Tsentrenergogaz of OAO Gazprom, OAO
Tsentrgaz, OOO Gazprom Tsentrremont, ZAO
Yamalgazinvest, OAO Gazprom Gazenergoset
and OAO Beltransgaz (the "Contractors"),
pursuant to which the Contractors undertake to
provide from August 30, 2012 to December 31,
2012, acting upon OAO Gazprom's instructions,
the services of arranging for and carrying out a
stocktaking of fixed assets of OAO Gazprom that
are to be leased to the Contractors, and OAO
Gazprom undertakes to make payment for such
services up to a maximum amount of 3.3 million
Rubles				Management	For	For
8.82	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, pre-investment
research work for OAO Gazprom covering the
following subjects: "Substantiation of investments
in the construction of an experimental
commercial LNG unit using national technologies
and equipment", "Substantiation of investments in
the commercial development and utilization of
methane in coal beds on the basis of results
obtained from the pilot and experimental-
commercial development of first-in-line fields over
2010-2012", "Substantiation of investments in the
construction by OOO Gazprom Dobycha
Astrakhan of additional sulfur air stream
granulation facilities, including advanced
powered sulfur loading facilities", "Investment
concept of expansion of OOO Gazprom Sbyt
Ukraine's business and Gazprom group
companies' presence in the Ukrainian market				Management	For	For	None
through the creation of a filling station chain, LNG
facilities and electric and heating power
generation stations, and determination of other
prospective lines of development", "Declaration of
intention to invest in the construction of a
polyethylene production facility in the Astrakhan
Oblast", "Substantiation of investments in the
creation of a gas supply system in the southern
regions of the Irkutsk Oblast, including the
construction of gas processing and gas chemical
facilities", "Investment concept of development of
gas transportation system of OOO Gazprom
Transgaz Ufa in a long term perspective, subject
to the operation regime of the Kanchurinsk-
Musinsk undergroung gas storage facility" and to
deliver the research results to OAO Gazprom,
while OAO Gazprom undertakes to accept the
research results and to make payment for them
up to an aggregate maximum amount of 389.62
million Rubles
8.83	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes during the period of three
years after their execution, acting upon OAO
Gazprom's instructions, to provide services
involved in the cost analysis of design and
surveying works as part of the estimated value of
the construction project in accordance with the
approved project documents with due regard for
the type and capacity of the respective facility on
the basis of the relevant methods approved by
OAO Gazprom Promgaz, normative-cost support
for the measures to optimize the costs of OAO
Gazprom, analysis of budget and regulatory
documents providing for the implementation of
new construction technologies, analysis of the
effective regulations governing investment
activities and statutory requirements to gas
facilities and drafting of a program for the
preparation of further regulatory documents for
the designing of facilities of OAO Gazprom,
expert reviews of cost estimates for design and
surveying works, as submitted by customers in
regard to the implementation of investment
projects of OAO Gazprom upon being prepared
on the basis of the relevant methods approved by
OAO Gazprom Promgaz, the production of
collected cost estimates for logistical support and
human resources by the concentrated
construction clusters to the extent concerning
OAO Gazprom facilities as at the beginning of
2013-2015, while OAO Gazprom undertakes to
make payment for such services up to an
aggregate maximum amount of 302 million
Rubles				Management	For	For
8.84	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes during the period of three
years after their execution, acting upon OAO
Gazprom's instructions, to provide services
involved in the production of collected cost
estimates for serial equipment, logistical support,
and human resources by the concentrated
construction clusters to the extent concerning
OAO Gazprom facilities as at January 1, 2012,
the normative-cost support for the
Comprehensive Plan of Measures to Optimize
the Costs of OAO Gazprom, the development of
the program to increase the efficiency of air
ventilation and air conditioning systems at OAO
Gazprom entities, the preparation of an updated
Program for the years until 2015, the
development of the Program of Reconstruction of
heat-supply systems of OAO Gazprom (boiler
equipment, recyclers, heat-supply networks,
instrumented lighting, and water-treatment
facilities) until 2018, while OAO Gazprom
undertakes to make payment for such services
up to an aggregate maximum amount of 107.3
million Rubles				Management	For	For
8.85	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes during the period of three
years after their execution, acting upon OAO
Gazprom's instructions, to provide services
involved in the implementation of programs for
the scientific and technical cooperation of OAO
Gazprom with foreign partner companies, and
OAO Gazprom undertakes to make payment for
such services up to an aggregate maximum
amount of two million Rubles				Management	For	For
8.86	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Drafting of regulatory documents relating to
electric power business of OAO Gazprom,
"Development of guidelines to determine budget
cost variation indices for oil and gas well				Management	For	For	None
construction, abandonment, suspension and re-
entry ay OAO Gazprom's files against the base
figures of 2006", "Development of indicative
values to determine cost of engineering surveys
for the construction of OAO Gazprom's facilities",
"Improvements to the regulatory and
methodological basis governing the development,
negotiation, approval and submission to third
parties of specifications of designing and capital
construction within the boundaries of OAO
Gazprom's facilities", and to deliver the research
results to OAO Gazprom, while OAO Gazprom
undertakes to accept the research results and to
make payment for them up to an aggregate
maximum amount of 71.7 million Rubles
8.87	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Improvements to the pricing and rate setting
methods for the works relating to the construction
of gas production facilities at the Northern seas
by OAO Gazprom", "Selection of methods of
enhancement of power efficiency of utilization of
fuel and power resources, development of
proposals to implement such methods and to
realize the projected gas consumption volumes
for the period to 2025 in the constituent subjects
of the Russian Federation in the Southern and
Northern- Caucasian Federal Districts",
"Development of a regulation setting out the
requirements to the designing of LNG supply
facilities", "Methodological and regulatory support
for the transition to the maintenance of gas
distribution systems depending on their technical
condition and tolerable operational risks", and to
deliver the research results to OAO Gazprom,
while OAO Gazprom undertakes to accept the
research results and to make payment for them
up to an aggregate maximum amount of 96.1
million Rubles				Management	For	For
8.88	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Analysis of changes in the properties and
characteristics of polyethylene pipes of the
existing gas pipelines which determine their				Management	For	For	None
service life", "Development of OAO Gazprom gas
facilities reconstruction and technical re-
equipment program", "Development of regulatory
and methodological framework for the
investigation and monitoring of the development
of coal-methanol fields", "Development of
technological development plan for the Naryksko-
Oshtankinskaya area with a separate
experimental and commercial development
stage", and to deliver the research results to
OAO Gazprom, while OAO Gazprom undertakes
to accept the research results and to make
payment for them up to an aggregate maximum
amount of 151.9 million Rubles
8.89	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Development of basic principles and methods for
the development of minor-reserve fields in order
to optimize hydrocarbon production costs using
investment designing instruments on the basis of
the project financing methods", "Development of
technological development plans for the
experimental and commercial development of
Cenomanian- Aptian deposits of the hydrocarbon
fields of the Yamal Area of the Yamalo-Nenetsky
Autonomous District", "Development of a
technological development plan for the Kshukskiy
gas condensate field of the Kamchatka Territory",
"Development of methods of identification of
carbon deposits high-permeability zones using a
set of structural and geomorphic methods and
remote sensing data", and to deliver the research
results to OAO Gazprom, while OAO Gazprom
undertakes to accept the research results and to
make payment for them up to an aggregate
maximum amount of 233 million Rubles				Management	For	For
8.90	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Analytical research to determine the cost of 1 km
of drilling at OAO Gazprom fields and sites",
"Development multi-method geophysical
technology of examination of a coal-methanol
strip mine and oil shale", "Information and
analytical support of management processes in				Management	For	For	None
relation to distribution of gas to the customers in
the regions of the Russian Federation, including
monitoring of loading rate of gas pipeline
branches and analysis of gas utilization permits
issued by the local authorities of the constituent
subjects of the Russian Federation",
"Development of general (standard)
specifications and technical assignments in
relation to the creation of national minor and non-
conventional power supply facilities to procure
supply of electric and heating power to OJSC
Gazprom facilities", and to deliver the research
results to OAO Gazprom, while OAO Gazprom
undertakes to accept the research results and to
make payment for them up to an aggregate
maximum amount of 107.7 million Rubles
8.91	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Development of methodological
recommendations in relation to the determination
of appropriate terms for the beginning of
reconstruction of gas transportation facilities",
"Marketing research and determination of
potential volumes, terms, cost and markets of the
gas processed products, preparation of an
opinion as to whether it is feasible to construct a
gas condensate processing plant in the Republic
of Buryatia and proposals in relation to the
expansion of filling station chain and compressed
gas vehicle fleet", "Development of Gazprom
Corporate Standard "Unified technical
requirements to the selection of main boiler
equipment for the heat-supply systems of OAO
Gazprom", "Development of Gazprom Corporate
Standard "Regulations on the array of preventive
maintenance repairs on the heat-and-power
equipment of heat-supply systems", and to
deliver the research results to OAO Gazprom,
while OAO Gazprom undertakes to accept the
research results and to make payment for them
up to an aggregate maximum amount of 72.8
million Rubles				Management	For	For
8.92	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:				Management	For	For	None
"Development of Gazprom Corporate Standard
"Regulations on the start-up and commissioning
of the heat-and-power equipment of heat-supply
systems", "Development of Gazprom Corporate
Standard "OAO Gazprom Water Supply and
Discharge System Operation Rules",
"Development of basic principles and methods for
the exploration, development, and exploitation of
minor-reserve fields in order to optimize
hydrocarbon production costs", "Energy Saving
and Energy Efficiency Program in connection
with power supply in Salekhard", and to deliver
the research results to OAO Gazprom, while
OAO Gazprom undertakes to accept the
research results and to make payment for them
up to an aggregate maximum amount of 82.6
million Rubles
8.93	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Concept for the development of the gas-
chemical industry in the Yamalo-Nenetsky
Autonomous District", "Concept for the
comprehensive development of power supplies in
the Yamalo-Nenetsky Autonomous District",
"Substantiation of options for power supplies to
priority customers among remote townships in
the Yamalo-Nenetsky Autonomous District
(Muzhi, Yar-Sale, Gyda, and Tolka)", "Proposals
for first-in-line facilities for the use of coal-bed
methane on the basis of the master scheme for
gas supplies and conversion to gas services in
the Kemerovo Region" and to deliver the
research results to OAO Gazprom, while OAO
Gazprom undertakes to accept the research
results and to make payment for them up to an
aggregate maximum amount of 124.1 million
Rubles				Management	For	For
8.94	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Research into the possibility to use non-
conventional gas-supply sources (coal-bed
methane, gas hydrates, shale gas, small-sized
fields, etc.). Relevant recommendations",
"Forecast as to the commissioning of a gas				Management	For	For	None
pipeline branch until 2030", "Analysis of the
possibility to employ innovative heat-recycling
technologies for the compressor stations of OAO
Gazprom with a view to raising energy
efficiency", "Preparation of proposals to increase
the efficiency of using gas pipeline branches and
gas-distribution systems", and to deliver the
research results to OAO Gazprom, while OAO
Gazprom undertakes to accept the research
results and to make payment for them up to an
aggregate maximum amount of 155.8 million
Rubles
8.95	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Assessment of the possibility to use liquefied
natural gas with a view to evening out seasonal
vacillations in gas-distribution systems",
Preparation of a program for the reconstruction
and technical re-equipment of gas facilities at the
Gazprom group in 2012", "Key directions for
improvement of legal framework governing use of
liquefied hydrogen gas, liquefied natural gas, and
compressed natural gas in gasification";
"Preparation of regulatory documents to govern
research to analyze technical risks in gas-
distribution systems and proposals to reduce
damage from accidents and emergencies" and to
deliver the research results to OAO Gazprom,
while OAO Gazprom undertakes to accept the
research results and to make payment for them
up to an aggregate maximum amount of 108.7
million Rubles				Management	For	For
8.96	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Improvements to the regulatory and
methodological basis for increases in the energy
efficiency of buildings and structures and to the
utilization of fuel and energy resources at OAO
Gazprom facilities", "Preparation of procedures
for preparing a reclamation plan for the
construction of gas-transportation facilities",
"Assessment of potential damage to the natural
environment (wildlife, flora, water biological,
forest, land, and other resources), including, but				Management	For	For	None
not limited to, the effects of accidents, and the
preparation of an integral program of nature-
conservation and countervailing nature-
conservation measures for all OAO Gazprom
facilities during the development of gas-
producing, gas-transportation, gas-processing,
and gas-chemical capacities in Eastern Siberian
and Far Eastern regions", and "Preparation of
methods for the assessment of financial and
economic efficiency in the development of coal-
methanol fields with due regard for public and
regional effects" and to deliver the research
results to OAO Gazprom, while OAO Gazprom
undertakes to accept the research results and to
make payment for them up to an aggregate
maximum amount of 44 million Rubles
8.97	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Preparation of technical proposals for efficient
power plant use on the basis of renewable
energy sources and non-conventional
hydrocarbon energy resources", Preparation of
collected labor cost estimates for the purposes of
calculating the values of design and surveying
works at OAO Gazprom facilities", "Feasibility
study of options for underground coal gasification
(UCG) enterprises to generate electricity and
produce a synthetic substitute natural gas
(SNG)", "Preparation of circuit designs and
proposals for the future use of heat-pump
devices using gas drives and new
environmentally-friendly cooling agents at OAO
Gazprom facilities and in the regional energy
sectors", and to deliver the research results to
OAO Gazprom, while OAO Gazprom undertakes
to accept the research results and to make
payment for them up to an aggregate maximum
amount of 80.3 million Rubles				Management	For	For
8.98	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of one year after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Preparation of draft programs to put motor
transport and agricultural machinery to using gas
motor fuel in Sakhalin, in Khabarovsk, Primorsk,
and Kamchatka provinces", "Preparation of				Management	For	For	None
feasibility studies and proposals to develop the
LPG filling station network, and a fleet of vehicles
driven by natural gas, while developing the fields
of Yamal, in the cities of Nadym and Novy
Urengoy" and to deliver the research results to
OAO Gazprom, while OAO Gazprom undertakes
to accept the research results and to make
payment for them up to an aggregate maximum
amount of 60 million Rubles
8.99	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: An agreement
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes within the period from the
execution date and up to July 1, 2015, following
OAO Gazprom's instructions, to provide services
related to the evaluation of current level of
gasification of the Russian regions, and OAO
Gazprom will make payments for a total of up to
26.1 million Rubles				Management	For	For
8.100	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of two years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Preparation of collections of estimated prices for
the equipment, inventory and fuel, used in the
construction of wells as of January 1, 2012",
"Increase of seismic resolution using second
harmonics at coal-methanol deposits of
Kuzbass", Preparation of feasibility studies and
proposals to streamline expenses and reduce the
cost of production coalbed methane", "Updating
of financial and economic substantiation for
favorable investment climate in order to
implement the program of coalbed methane
production in Kuzbass", Preparation of the
program for synchronization of works on
preliminary degassing of coal beds, through
production of methane within mining allocations
of coal producing enterprises, taking into account
the development prospects of gas and coal
production businesses up to 2030", and to deliver
the research results to OAO Gazprom, while
OAO Gazprom undertakes to accept the
research results and to make payment for them
up to an aggregate maximum amount of 54.08
million Rubles				Management	For	For
8.101	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of two years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Development of regulatory framework for use of
geosynthetics at OAO Gazprom's facilities",
"Updating of project indicators and project
solutions for the development of Kovykta and
Chikansky gas and condensate fields",
"Adjustment of the General Scheme of Gas
Supplies and Gasification of Irkutsk Region" and
to deliver the research results to OAO Gazprom,
while OAO Gazprom undertakes to accept the
research results and to make payment for them
up to an aggregate maximum amount of 135.14
million Rubles				Management	For	For
8.102	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes to perform during the period
of three years after their execution, acting upon
OAO Gazprom's instructions, research work for
OAO Gazprom covering the following subjects:
"Review of OAO Gazprom Standard 2-1.13-317-
2009 "Graphic display of facilities of the unified
gas supply system on the process flow charts",
and development of sections on graphic display
of equipment on the layouts of facilities involved
in gas production, underground storage and
processing", "Amending OAO Gazprom Standard
2-1.11-070-206 "Methodological guidelines for
selection of the neutral grounding regime within
the electric networks of 6 and 10 kW of voltage
by OAO Gazprom subsidiaries and group
companies", "Development of OAO Gazprom
Standard "Use of power cables made of
crosslinked polyethylene", "Amending OAO
Gazprom Standard "Categorization of electrical
receivers used at OAO Gazprom industrial
facilities to replace OAO Gazprom Standard 2-
6.2-149-2007 "Development of industrial
regulation on the use of low-temperature
resistant heat carriers within the head supply
systems", "Development of proposals on the use
of distribution heating systems at OAO
Gazprom's facilities, and to deliver the research
results to OAO Gazprom, while OAO Gazprom
undertakes to accept the research results and to
make payment for them up to an aggregate
maximum amount of 64 million Rubles				Management	For	For
8.103	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom
Promgaz undertakes during the period of 18
months after their execution, acting upon OAO
Gazprom's instructions, to provide services
involved in maintaining the information portal of
the Office for Conversion to Gas Services and
Gas Uses in order to monitor, diagnose, and
manage gas facilities, while OAO Gazprom
undertakes to make payment for such services
up to an aggregate maximum amount of 3.7
million Rubles				Management	For	For
8.104	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Gazprom EP
International B.V. (the "Licensee"), pursuant to
which OAO Gazprom will provide the Licensee
with an ordinary (non-exclusive) license to use its
trademarks "Gazprom" and , as registered with
the World Intellectual Property Organization
(Nos. of international registration 807841,
807842, date of international registration - April
22, 2003), on goods and on the labels or
packaging of goods, or during the performance of
work or the provision of services, on covering,
business, or other documentation, or in
advertising, printed publications, or on official
letterheads, or on signboards, including on
administrative buildings and industrial facilities,
on clothes and means of individual protection, or
during the demonstration of exhibits at exhibitions
and fairs, or in the Internet, or in the Licensees'
trade name, or in the Licensee's corporate seal,
as well as with the right - subject to prior written
consent from OAO Gazprom - to enter into
sublicense agreements with third persons
("Sublicensees") to use the foregoing trademarks
subject to the rights and ways to use the same,
which are available to the Licensee under the
respective license agreement, while the
Licensees will pay a license fee to OAO Gazprom
up to an aggregate maximum amount of 841.34
thousand U.S. Dollars, or its equivalent in
Rubles, Euros or other currency				Management	For	For
8.105	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO Gazprom
Gazoraspredeleniye, pursuant to which OAO
Gazprom Gazoraspredeleniye within the time
from its execution and up to December 31, 2013,				Management	For	For	None
acting upon OAO Gazprom's instructions,
undertakes to provide services involved in the
organization and conduct of a conference on
distribution and gas consumption, while OAO
Gazprom undertakes to make payment for such
services up to an aggregate maximum amount of
2.2 million Rubles
8.106	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Beltransgaz
(the "Licensee"), pursuant to which OAO
Gazprom will provide the Licensee with an
ordinary (non-exclusive) license to use its
trademarks [Gazprom], "Gazprom" and , as
registered with the World Intellectual Property
Organization (Nos. of international registration
807841, 807842, 807840, date of international
registration - April 22, 2003), on goods and on
the labels or packaging of goods, or during the
performance of work or the provision of services,
on covering, business, or other documentation, or
in advertising, printed publications, or on official
letterheads, or on signboards, including on
administrative buildings and industrial facilities,
on clothes and means of individual protection, or
during the demonstration of exhibits at exhibitions
and fairs, or in the Internet, or in the Licensees'
trade name, or in the Licensee's corporate seal,
while the Licensees will pay a license fee to OAO
Gazprom up to an aggregate maximum amount
of 4.248 million Rubles				Management	For	For
8.107	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazpromviet,
OOO Gaz-Oil, ZAO Yamalgazinvest, and the
Gazpromipoteka foundation ("Licensees"),
pursuant to which OAO Gazprom will grant the
Licensees an ordinary (non-exclusive) license to
use its trademarks [Gazprom], "Gazprom" and ,
as registered in the State Register of Trade
Marks and Service Marks of the Russian
Federation (certificates of trademarks (service
marks) No. 228275 of November 19, 2002, No.
228276 of November 19, 2002, and No. 220181
of September 3, 2002) , on goods and on the
labels or packaging of goods which are
produced, offered for sale, sold, or displayed at
exhibitions or fairs, or otherwise introduced into
civil turnover in the territory of the Russian
Federation, or are stored or transported for such
purposes, or are brought into the territory of the
Russian Federation, or during the performance of
work or the provision of services, including the
development of oil and gas fields and the
construction of oil and gas pipelines, on covering,
business, or other documentation, including, but				Management	For	For	None
not limited to, that related to introduction of goods
into civil turnover, or in offers to sell goods,
perform work, or provide services, or in
announcements or advertisements, or in
connection with charitable or sponsored events,
or in printed publications, or on official
letterheads, or on signs, including signs on
administrative buildings, industrial facilities, multi-
functional refueling complexes providing
accompanying types of roadside service, shops,
car washing stations, cafes, car service / tire
fitting businesses, and recreational services
centers, or on transportation vehicles, or on
clothes or individual protective gear, or on the
Licensees' corporate seals, or in the Internet, or
in the Licensees' trade names, and the Licensees
will pay license fees to OAO Gazprom in the form
of quarterly payments for the right to use each of
OAO Gazprom's foregoing trademarks with
respect to each transaction in an amount not
exceeding 300 times the minimum statutory wage
established by the effective legislation of the
Russian Federation as on the execution date of
the respective transfer and acceptance acts, plus
value added tax at the rate established by the
effective legislation of the Russian Federation, up
to an aggregate maximum amount of 16.992
million Rubles
8.108	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Gazenergoset whereby OAO Gazprom provides
to OAO Gazprom Gazenergoset for temporary
use facilities of the KS Portovaya NGV-refuelling
compressor station (technological gas pipelines,
and the site of the station itself), facilities of KS
Elizavetinskaya NGV-refuelling compressor
station (technological gas pipelines, the site of
the station, on-site communication lines,
sewerage, cable electrical supply network,
technical security equipment, electric and
chemical protection gear), as well as the facilities
of KS Volkhovskaya NGV-refuelling compressor
station (technological gas pipelines, the site of
the station, , sewerage, cable electrical supply
network, technical security equipment, electric
and chemical protection gear, communications
lines and alarm system), located in the Leningrad
Region, Vsevolzhsky District, for a term of not
more than 12 months, and OAO Gazprom will
make payments for the use of the property for up
to 25.7 million Rubles				Management	For	For
8.109	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Gazoraspredeleniye ("Licensee"), pursuant to				Management	For	For	None
which OAO Gazprom will grant the Licensees an
ordinary (non-exclusive) license to use its
trademarks [Gazprom], "Gazprom" and , as
registered in the State Register of Trade Marks
and Service Marks of the Russian Federation
(certificates of trademarks (service marks) No.
228275 of November 19, 2002, No. 228276 of
November 19, 2002, and No. 220181 of
September 3, 2002), on goods and on the labels
or packaging of goods which are produced,
offered for sale, sold, or displayed at exhibitions
or fairs, or otherwise introduced into civil turnover
in the territory of the Russian Federation, or are
stored or transported for such purposes, or are
brought into the territory of the Russian
Federation, or during the performance of work or
the provision of services, including the
development of oil and gas fields and the
construction of oil and gas pipelines, on covering,
business, or other documentation, including, but
not limited to, that related to introduction of goods
into civil turnover, or in offers to sell goods,
perform work, or provide services, or in
announcements or advertisements, or in
connection with charitable or sponsored events,
or in printed publications, or on official
letterheads, or on signs, including signs on
administrative buildings, industrial facilities, multi-
functional refueling complexes providing
accompanying types of roadside service, shops,
car washing stations, cafes, car service / tire
fitting businesses, and recreational services
centers, or on transportation vehicles, or on
clothes or individual protective gear, or on the
Licensee's corporate seals, or in the Internet, or
in the Licensee's trade names, as well as with the
right - subject to prior written consent from OAO
Gazprom - to enter into sublicense agreements
with third persons ("Sublicensees") to use the
foregoing trademarks subject to the rights and
ways to use the same, which are available to the
Licensee under the respective license
agreement, and the Licensee will pay license
fees to OAO Gazprom in the form of quarterly
payments for the right to use each of OAO
Gazprom's foregoing trademarks with respect to
each transaction in an amount not exceeding 300
times the minimum statutory wage established by
the effective legislation of the Russian Federation
as on the execution date of the respective
transfer and acceptance acts, plus value added
tax at the rate established by the effective
legislation of the Russian Federation, up to an
aggregate maximum amount of 174.168 million
Rubles
8.110	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO Gazprom Neft (the
"Licensee"), pursuant to which the Licensee is
entitled, subject to prior written consent from				Management	For	For	None
OAO Gazprom, to enter into sublicense
agreements with third persons ("Sublicensees")
to use the following trademarks of OAO
Gazprom: as registered in the blue, and white
color /color combination in the State Register of
Trade Marks and Service Marks of the Russian
Federation, (certificates of trademarks (service
marks) No. 441154 of July 18, 2011, No. 441095
of July 15, 2011, No. 441094 of July 15, 2011,
and No. 441175 of July 18, 2011), on goods and
on the labels or packaging of goods which are
produced, offered for sale, sold, or displayed at
exhibitions or fairs, or otherwise introduced into
civil turnover in the territory of the Russian
Federation, or are stored or transported for such
purposes, or are brought into the territory of the
Russian Federation, or during the performance of
work or the provision of services, including the
development of oil and gas fields and the
construction of oil and gas pipelines, on covering,
business, or other documentation, including, but
not limited to, that related to introduction of goods
into civil turnover, or in offers to sell goods,
perform work, or provide services, or in
announcements or advertisements, or in
connection with charitable or sponsored events,
or in printed publications, or on official
letterheads, or on signs, including signs on
administrative buildings, industrial facilities, multi-
functional refueling complexes providing
accompanying types of roadside service, shops,
car washing stations, cafes, car service / tire
fitting businesses, and recreational services
centers, or on transportation vehicles, or on
clothes or individual protective gear, or on the
Licensee's corporate seals, or in the Internet, or
in the Licensee's trade names, as well as with the
right - subject to prior written consent from OAO
Gazprom - to enter into sublicense agreements
with third persons ("Sublicensees") to use the
foregoing trademarks subject to the rights and
ways to use the same, which are available to the
Licensee under the respective license
agreement, and the Licensee will pay a license
fee up to an aggregate maximum amount of
566.4 million Rubles
8.111	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO
Vostokgazprom, pursuant to which OAO
Gazprom will grant OAO Vostokgazprom
temporary possession and use of an M-468R
special-purpose communications installation for a
period not exceeding 12 months, and OAO
Vostokgazprom will make payment for using such
property up to a maximum amount of 274,000
Rubles				Management	For	For
8.112	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: An agreement
between OAO Gazprom and Societe General,
whereby OAO Gazprom assumes an obligation
to Societe Generale to secure the performance
by OOO Gazprom export of its obligations under
a direct contract in connection with the
agreement for transportation of gas between
Nord Stream AG and OOO Gazprom export,
entered into between OOO Gazprom export,
Nord Stream AG and Societe Generale
(hereinafter, Transportation Direct Contract)
including obligations to pay a termination fee in
accordance with the terms of the Transportation
Direct Contract, for a total amount of up to 12.094
billion Euros				Management	For	For
8.113	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and State Corporation
"Bank for Development and Foreign Economic
Affairs (Vnesheconombank)" regarding receipt by
OAO Gazprom of funds with a maximum amount
of 6 billion U.S. Dollars or its equivalent in Rubles
or Euros, for a term not exceeding five years,
with interest for using the loans to be paid at a
rate not exceeding 12% per annum in the case of
loans in U.S. Dollars / Euros and at a rate not
exceeding the Bank of Russia's refinancing rate
in effect on the date of entry into the applicable
loan agreement, plus 3% per annum, in the case
of loans in Rubles				Management	For	For
8.114	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO NOVATEK,
pursuant to which OAO Gazprom will provide
services related to arranging for the
transportation of gas in a total amount not
exceeding 140 billion cubic meters and OAO
NOVATEK will make payment for the services
related to arranging for the transportation of gas
via trunk gas pipelines up to an aggregate
maximum amount of 224 billion Rubles				Management	For	For
8.115	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom				Management	For	For	None
Mezhregiongaz, pursuant to which OAO
Gazprom will deliver, and OOO Gazprom
Mezhregiongaz will accept (take off), gas in an
aggregate maximum amount of 305 billion cubic
meters (subject to applicable monthly delivery
deadlines) with an aggregate maximum amount
of 1.240 trillion Rubles
CMMT	PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS				Non-Voting
CMMT		PLEASE NOTE THAT FOR RESOLUTION 9, 11 DIRECTORS WILL BE ELECTED OUT OF THE 12-CANDIDATES		Non-Voting
9.1		Elect the following person to the Board of Directors of OAO "Gazprom": Andrei Igorevich Akimov		Management	For	For
9.2		Elect the following person to the Board of Directors of OAO "Gazprom": Farit Rafikovich Gazizullin		Management	For	For
9.3		Elect the following person to the Board of Directors of OAO "Gazprom": Viktor Alekseevich Zubkov		Management	For	For
9.4		Elect the following person to the Board of Directors of OAO "Gazprom": Elena Evgenievna Karpel		Management	For	For
9.5		Elect the following person to the Board of Directors of OAO "Gazprom": Timur Kulibaev		Management	For	For
9.6		Elect the following person to the Board of Directors of OAO "Gazprom": Vitaly Anatolyevich Markelov		Management	For	For
9.7		Elect the following person to the Board of Directors of OAO "Gazprom": Viktor Georgievich Martynov		Management	For	For
9.8		Elect the following person to the Board of Directors of OAO "Gazprom": Vladimir Alexandrovich Mau		Management	For	For
9.9		Elect the following person to the Board of Directors of OAO "Gazprom": Aleksey Borisovich Miller		Management	For	For
9.10		Elect the following person to the Board of Directors of OAO "Gazprom": Valery Abramovich Musin		Management	For	For
9.11		Elect the following person to the Board of Directors of OAO "Gazprom": Mikhail Leonidovich Sereda		Management	For	For
9.12		Elect the following person to the Board of Directors of OAO "Gazprom": Igor Khanukovich Yusufov		Management	For	For
CMMT	PLEASE NOTE THAT ALTHOUGH THERE ARE
11 CANDIDATES TO BE ELECTED AS AUDIT
COMMI-SSION MEMBERS, THERE ARE ONLY
9 VACANCIES AVAILABLE TO BE FILLED AT
THE MEETIN-G. THE STANDING
INSTRUCTIONS FOR THIS MEETING WILL BE
DISABLED AND, IF YOU CHO-OSE, YOU ARE
REQUIRED TO VOTE FOR ONLY 9 OF THE 11
AUDIT COMMISSION MEMBERS. T-HANK
YOU				Non-Voting
10.1		Elect the following person to the Audit Commission of OAO "Gazprom": Dmitry Aleksandrovich Arkhipov		Management	For	For
10.2		Elect the following person to the Audit Commission of OAO "Gazprom": Andrei Viktorovich Belobrov		Management	For	For
10.3		Elect the following person to the Audit Commission of OAO "Gazprom": Vadim Kasymovich Bikulov		Management	For	For
10.4		Elect the following person to the Audit Commission of OAO "Gazprom": Aleksey Borisovich Mironov		Management	For	For
10.5		Elect the following person to the Audit Commission of OAO "Gazprom": Lidiya Vasilievna Morozova		Management	For	For
10.6		Elect the following person to the Audit Commission of OAO "Gazprom": Anna Borisovna Nesterova		Management	For	For
10.7		Elect the following person to the Audit Commission of OAO "Gazprom": Georgy Avtandilovich Nozadze		Management	For	For
10.8		Elect the following person to the Audit Commission of OAO "Gazprom": Yury Stanislavovich Nosov		Management	For	For
10.9		Elect the following person to the Audit Commission of OAO "Gazprom": Karen Iosifovich Oganyan		Management	For	For
10.10		Elect the following person to the Audit Commission of OAO "Gazprom": Maria Gennadievna Tikhonova		Management	For	For
10.11		Elect the following person to the Audit Commission of OAO "Gazprom": Aleksandr Sergeyevich Yugov		Management	For	For
CMMT		REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 999132 WHICH CONTAINS RESOLUTIONS 1 TO 8.71		Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN THE COMMENT.IF
YOU-HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS Y-OU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK
YOU				Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	62,427	21-Jun-2012		22-Jun-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	91,778	21-Jun-2012		22-Jun-2012
GAZPROM OAO, MOSCOW
Security		368287207		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		29-Jun-2012
ISIN		US3682872078		Agenda		703926519 - Management
Record Date		10-May-2012		Holding Recon Date		10-May-2012
City /	Country	TBD /	Russian Federation	Vote Deadline Date		21-Jun-2012
SEDOL(s)		2016629 - 5140989 - 5259528 - B54DNZ5		Quick Code

Item		Proposal		Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT BECAUSE OF THE SIZE
OF THE AGENDA [148 RESOLUTIONS] FOR
THE G-AZPROM OF RUSSIA MEETING. THE
AGENDA HAS BEEN BROKEN UP AMONG
TWO INDIVIDUAL M-EETINGS. THE MEETING
IDS AND HOW THE RESOLUTIONS HAVE
BEEN BROKEN OUT ARE AS F-OLLOWS:
MEETING ID 999132 [RESOLUTIONS 1
THROUGH 8.71] AND MID 100215 [RESOLUT-
IONS 8.72 THROUGH 10.11]. IN ORDER TO
VOTE ON THE COMPLETE AGENDA OF THIS
MEET-ING YOU MUST VOTE ON BOTH THE
MEETINGS				Non-Voting
1		Approve the Annual Report of OAO Gazprom for 2011		Management	For	For
2		Approve the annual accounting statements, including the profit and loss report of the Company based on the results of 2011		Management	For	For
3		Approve the distribution of profit of the Company based on the results of 2011		Management	For	For
4		Approve the amount of, time for and form of payment of annual dividends on the Company's shares that have been recommended by the Board of Directors of the Company		Management	For	For
5		Approve Closed Joint Stock Company PricewaterhouseCoopers Audit as the Company's auditor		Management	For	For
6		Pay remuneration to members of the Board of Directors in the amounts recommended by the Board of Directors of the Company		Management	For	For
7		Pay remuneration to members of the Audit Commission in the amounts recommended by the Board of Directors of the Company		Management	For	For
8.1	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Gazprombank
(Open Joint Stock Company) regarding receipt by
OAO Gazprom of funds with a maximum amount
of 500 million U.S. Dollars or its equivalent in
Rubles or Euros, for a term not exceeding five				Management	For	For	None
years, with interest for using the loans to be paid
at a rate not exceeding 12% per annum in the
case of loans in U.S. Dollars / Euros and at a rate
not exceeding the Bank of Russia's refinancing
rate in effect on the date of entry into the
applicable loan agreement, plus 3% per annum,
in the case of loans in Rubles
8.2	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Bank VTB
regarding receipt by OAO Gazprom of funds with
a maximum amount of one billion U.S. Dollars or
its equivalent in Rubles or Euros, for a term not
exceeding five years, with interest for using the
loans to be paid at a rate not exceeding 12% per
annum in the case of loans in U.S. Dollars /
Euros and at a rate not exceeding the Bank of
Russia's refinancing rate in effect on the date of
entry into the applicable loan agreement, plus 3%
per annum, in the case of loans in Rubles				Management	For	For
8.3	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Transactions
between OAO Gazprom and Gazprombank
(Open Joint Stock Company), to be entered into
under a loan facility agreement between OAO
Gazprom and the bank, involving receipt by OAO
Gazprom of funds with a maximum amount of 60
billion Rubles, or its equivalent in U.S. Dollars or
Euros, for a term not exceeding 90 calendar
days, with interest for using the loans to be paid
at a rate not exceeding the reference offered rate
for Ruble loans (deposits) in the Moscow money
market (MosPrime Rate) for the loans in Rubles,
or the London Interbank Offered Rate (LIBOR)
for the loans in U.S. Dollars / Euros, established
for loans with a maturity equal to a period of
using the applicable loan, quoted as of the date
of entry into the applicable transaction, increased
by 4%				Management	For	For
8.4	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Transactions
between OAO Gazprom and Sberbank of Russia,
to be entered into under a loan facility agreement
between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds with a
maximum amount of 60 billion Rubles, or its
equivalent in U.S. Dollars or Euros, for a term not
exceeding 90 calendar days, with interest for
using the loans to be paid at a rate not exceeding
the reference offered rate for Ruble loans				Management	For	For	None
(deposits) in the Moscow money market
(MosPrime Rate) for the loans in Rubles, or the
London Interbank Offered Rate (LIBOR) for the
loans in U.S. Dollars / Euros, established for
loans with a maturity equal to a period of using
the applicable loan, quoted as of the date of entry
into the applicable transaction, increased by 4%
8.5	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Transactions
between OAO Gazprom and OAO Bank VTB, to
be entered into under a loan facility agreement
between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds with a
maximum amount of 30 billion Rubles, or its
equivalent in U.S. Dollars or Euros, for a term not
exceeding 90 calendar days, with interest for
using the loans to be paid at a rate not exceeding
the reference offered rate for Ruble loans
(deposits) in the Moscow money market
(MosPrime Rate) for the loans in Rubles, or the
London Interbank Offered Rate (LIBOR) for the
loans in U.S. Dollars / Euros, established for
loans with a maturity equal to a period of using
the applicable loan, quoted as of the date of entry
into the applicable transaction, increased by 4%				Management	For	For
8.6	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Transactions
between OAO Gazprom and OAO BANK
ROSSIYA, to be entered into under Loan Facility
Agreement No. ID00117/9 dated July 16, 2009
between OAO Gazprom and the bank, involving
receipt by OAO Gazprom of funds with a
maximum amount of 100 million U.S. Dollars, for
a term not exceeding 30 calendar days, with
interest for using the loans to be paid at a rate
not exceeding the London Interbank Offered Rate
(LIBOR) established for loans with a maturity
equal to the period of using the applicable loan,
quoted as of the date of entry into the applicable
transaction, increased by 4%				Management	For	For
8.7	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Transactions
between OAO Gazprom and OAO BANK
ROSSIYA, to be entered into under a loan facility
agreement between OAO Gazprom and the
bank, involving receipt by OAO Gazprom of funds
with a maximum amount of 10 billion Rubles, or
its equivalent in U.S. Dollars or Euros, for a term
not exceeding 90 calendar days, with interest for
using the loans to be paid at a rate not exceeding
the reference offered rate for Ruble loans				Management	For	For	None
(deposits) in the Moscow money market
(MosPrime Rate), or the London Interbank
Offered Rate (LIBOR) for the loans in U.S.
Dollars / Euros, established for loans with a
maturity equal to the period of using the
applicable loan, quoted as of the date of entry
into the applicable transaction, increased by 4%
8.8	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Gazprombank
(Open Joint Stock Company), pursuant to which
Gazprombank (Open Joint Stock Company) will
accept and credit, upon the terms and conditions
announced by it, funds transferred to accounts
opened by OAO Gazprom and conduct
operations through the accounts, acting upon
OAO Gazprom's instructions, as well as
agreements between OAO Gazprom and
Gazprombank (Open Joint Stock Company)
regarding maintenance in the account of a non-
reducible balance with a maximum amount not
exceeding 30 billion Rubles or its equivalent in a
foreign currency for each transaction, with
interest to be paid by the bank at a rate not lower
than 0.1% per annum in the relevant currency				Management	For	For
8.9	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Sberbank of Russia
OAO, OAO Bank VTB, OAO BANK ROSSIYA,
and OAO Bank Rosselkhozbank, pursuant to
which the banks will accept and credit, upon the
terms and conditions announced by the banks,
funds transferred to accounts opened by OAO
Gazprom and conduct operations through the
accounts acting upon OAO Gazprom's
instructions				Management	For	For
8.10	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Sberbank of Russia
OAO, OAO Bank VTB, OAO BANK ROSSIYA,
and OAO Bank Rosselkhozbank, pursuant to
which the banks will provide services to OAO
Gazprom making use of electronic payments
system of the respective bank, including receipt
from OAO Gazprom of electronic payment
documents for executing payment operations				Management	For	For	None
through the accounts, provision of electronic
statements of accounts and conduct of other
electronic document processing, and OAO
Gazprom will make payment for the services
provided at the tariffs of the respective bank
effective at the time of the provision of the
services
8.11	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Foreign currency
purchase/sale transactions between OAO
Gazprom and Gazprombank (Open Joint Stock
Company), to be entered into under General
Agreement on the Conduct of Conversion
Operations No. 3446 between OAO Gazprom
and the bank dated September 12, 2006, with a
maximum amount of 500 million U.S. Dollars or
its equivalent in Rubles, Euros or other currency
for each transaction				Management	For	For
8.12	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Foreign currency
purchase/sale transactions between OAO
Gazprom and OAO Bank VTB to be entered into
under General Agreement on the Conduct of
Conversion Operations No. 1 between OAO
Gazprom and the bank dated July 26, 2006, with
a maximum amount of 500 million U.S. Dollars or
its equivalent in Rubles, Euros or other currency
for each transaction				Management	For	For
8.13	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO SOGAZ,
pursuant to which OAO SOGAZ undertakes - in
the event that any harm is caused to the life or
health of OAO Gazprom's employees ("insured
persons") as a result of an accident that occurs
during the insured period or a disease having
been diagnosed during the effective period of the
respective agreements ("insured events"), to
make an insurance payment to the insured
person or to the person designated by him (her)
as his (her) beneficiary or to the heirs of the
insured person (beneficiaries), up to an
aggregate insurance amount of 680 billion
Rubles, while OAO Gazprom undertakes to pay
OAO SOGAZ an insurance premium with an
aggregate maximum amount of 60 million
Rubles, with each agreement having a term of
one year				Management	For	For
8.14	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreement for
deposit transactions procedure between OAO
Gazprom and OAO Bank VTB and deposit
transactions between OAO Gazprom and the
bank to be entered into in accordance therewith,
for the amount not exceeding 30 billion Rubles or
its equivalent in a foreign currency for each
transaction, at the rate not less than the product
of 0.8 and the reference offered rate for Ruble
loans (deposits) in the Moscow money market
(MosPrime Rate) for the relevant period for
Ruble-denominated transaction, or the product of
0.8 and the London Interbank Offered Rate
(LIBOR) for the relevant period for transactions
denominated in a foreign currency				Management	For	For
8.15	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreement for
deposit transactions procedure between OAO
Gazprom and Gazprombank (Open Joint Stock
Company) and deposit transactions between
OAO Gazprom and the bank to be entered into in
accordance therewith, for the amount not
exceeding 30 billion Rubles or its equivalent in a
foreign currency for each transaction, at the rate
not less than the product of 0.8 and the reference
offered rate for Ruble loans (deposits) in the
Moscow money market (MosPrime Rate) for the
relevant period for Ruble-denominated
transaction, or the product of 0.8 and the London
Interbank Offered Rate (LIBOR) for the relevant
period for transactions denominated in a foreign
currency				Management	For	For
8.16	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Gazprombank
(Open Joint Stock Company), pursuant to which
OAO Gazprom will grant suretyships to secure
performance by OAO Gazprom's subsidiary
companies of their obligations to Gazprombank
(Open Joint Stock Company) with respect to the
bank's guarantees issued to the Russian
Federation's tax authorities in connection with the
subsidiary companies challenging such tax
authorities' claims in court, with an aggregate
maximum amount equivalent to 500 million U.S.
Dollars and for a period not exceeding 14 months				Management	For	For
8.17	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Gazprombank
(Open Joint Stock Company), pursuant to which
OAO Gazprom will issue suretyships to secure
performance by OAO Gazprom's subsidiary
companies of their obligations to Gazprombank
(Open Joint Stock Company) with respect to the
bank's guarantees issued to the Russian
Federation's tax authorities to secure obligations
of the above-mentioned companies to pay excise
taxes in connection with exports of excisable oil
products and eventual penalties, with a maximum
amount of 1.8 billion Rubles and for a period not
exceeding 18 months				Management	For	For
8.18	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Beltransgaz
whereby OAO Gazprom grants to OAO
Beltransgaz temporary possession of Yamal-
Europe trunk gas pipeline facilities and the
relevant machinery located in the Republic of
Belarus, for a term of not more than 3 years, and
OAO Beltransgaz makes payments for the use of
property in the amount not exceeding 270 million
U.S. Dollars				Management	For	For
8.19	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OAO Gazprom
will grant OOO Gazpromtrans temporary
possession and use of the infrastructure facilities
of the railway stations of the Surgutskiy
Condensate Stabilization Plant, of the Sernaya
railway station and of the Tvyordaya Sera railway
station, the facilities of the railway station situated
in the town of Slavyansk-na-Kubani, as well as
the software and hardware solutions "System for
Managing OAO Gazprom's Property and Other
Assets at OOO Gazpromtrans Level (ERP)" and
"Registration and Analysis of Data on Non-Core
Assets (RADA) within the OAO Gazprom System
at OOO Gazpromtrans Level" for a period not
exceeding 12 months, and OOO Gazpromtrans
will make payment for using such property up to
a maximum amount of 200 million Rubles				Management	For	For
8.20	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom, pursuant to
which OAO Gazprom will grant DOAO
Tsentrenergogaz of OAO Gazprom temporary
possession and use of the building and
equipment of the repair and machining shop at
the home base of the oil and gas production
department for the Zapolyarnoye gas-oil-
condensate field, situated in the Yamalo-
Nenetskiy Autonomous Area, Tazovskiy District,
township of Novozapolyarnyi, and the building
and equipment of the repair and machining shop
at the Southern Regional Repair Base, situated in
the Stavropolskiy Province, town of Izobilnyi, for
a period not exceeding 12 months, and DOAO
Tsentrenergogaz of OAO Gazprom will make
payment for using such property up to a
maximum amount of 113.2 million Rubles				Management	For	For
8.21	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Tsentrgaz,
pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the
software and hardware solutions "System for
Managing OAO Gazprom's Property and Other
Assets at OAO Tsentrgaz Level (ERP)", "OAO
Gazprom Long-Term Investments Reporting and
Analysis System (LTIAA) at OAO Tsentrgaz
Level", "System of Reporting and Analysis of
Information on Non-Core Assets within OAO
Gazprom System (RAINCA) at OAO Tsentrgaz
Level" and "Electronic Archive Module at OAO
Tsentrgaz Level" for a period not exceeding 12
months, and OAO Tsentrgaz will make payment
for using such property up to a maximum amount
of 4.9 million Rubles				Management	For	For
8.22	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Promgaz, pursuant to which OAO Gazprom will
grant OAO Gazprom Promgaz temporary
possession and use of experimental prototypes
of gas-using equipment (self-contained modular
boiler installation, recuperative air heater, mini-
boiler unit, radiant panel heating system, U-
shaped radiant tube, modularized complete full-
function small-sized gas and water treatment
installations for coal bed methane extraction
wells, well-head equipment, borehole
enlargement device, and pressure core sampler)				Management	For	For	None
located in the Rostov Region, town of Kamensk-
Shakhtinsky, and the KemerovO Region, city of
Novokuznetsk, an aerospace data processing
software and equipment complex, as well as
experimental model "Automated Information
System "Monitoring", an experimental model of
the data collection, transmission and display
station, as well as experimental models of the
automatic environmental control station to be
used in residential and industrial areas, for a
period not exceeding 12 months, and OAO
Gazprom Promgaz will make payment for using
such property up to a maximum amount of 3.7
million Rubles
8.23	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Gazprombank
(Open Joint Stock Company), pursuant to which
OAO Gazprom will grant Gazprombank (Open
Joint Stock Company) temporary possession and
use of the non-residential premises in a building
that are situated at 31 Lenina Street, Yugorsk,
Tyumen Region and are used to house a branch
of Gazprombank (Open Joint Stock Company),
with a total floor space of 1,600 square meters,
and the plot of land occupied by the building and
required for the use of that building, with an area
of 3,371 square meters, for a period not
exceeding 12 months, and Gazprombank (Open
Joint Stock Company) will make payment for
using such property up to a maximum amount of
2 million Rubles				Management	For	For
8.24	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Neftekhim Salavat, pursuant to which OAO
Gazprom will grant OAO Gazprom Neftekhim
Salavat temporary possession and use of the gas
condensate pipeline running from the
Karachaganakskoye gas condensate field to the
Orenburg Gas Refinery for a period not
exceeding 12 months, and OAO Gazprom
Neftekhim Salavat will make payment for using
such property up to a maximum amount of
240,000 Rubles				Management	For	For
8.25	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Transactions
between OAO Gazprom and OAO
Rosselkhozbank, to be entered into under a loan
facility agreement between OAO Gazprom and
the bank, involving receipt by OAO Gazprom of
funds with a maximum amount of 50 billion				Management	For	For	None
Rubles, or its equivalent in U.S. Dollars or Euros,
for a term not exceeding 90 calendar days, with
interest for using the loans to be paid at a rate
not exceeding the reference offered rate for
Ruble loans (deposits) in the Moscow money
market (MosPrime Rate), or the London
Interbank Offered Rate (LIBOR) for the loans in
U.S. Dollars / Euros, established for loans with a
maturity equal to the period of using the
applicable loan, quoted as of the date of entry
into the applicable transaction, increased by 4%
8.26	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Export, pursuant to which OAO Gazprom will
grant OOO Gazprom Export temporary
possession and use of the software and
hardware solutions "OAO Gazprom Long-Term
Investments Reporting and Analysis System
(LTIAA) at OOO Gazprom Export Level" and
"System of Reporting and Analysis of Information
on Non-Core Assets within OAO Gazprom
System (RAINCA) at OOO Gazprom Export
Level" for a period not exceeding 12 months, and
OOO Gazprom Export will make payment for
using such property up to a maximum amount of
1.5 million Rubles				Management	For	For
8.27	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom Neft,
pursuant to which OAO Gazprom will grant OAO
Gazprom Neft temporary possession and use of
an M-468R special-purpose communications
installation, as well as the software and hardware
solutions "System for Managing OAO Gazprom's
Property and Other Assets at OAO Gazprom Neft
Level (ERP)", "OAO Gazprom Long-Term
Investments Reporting and Analysis System
(LTIAA) at OAO Gazprom Neft Level", "System of
Reporting and Analysis of Information on Non-
Core Assets within OAO Gazprom System
(RAINCA) at OAO Gazprom Neft Level" and
"Electronic Archive Module at OAO Gazprom
Neft Level" for a period not exceeding 12 months,
and OAO Gazprom Neft will make payment for
using such property up to a maximum amount of
4 million Rubles				Management	For	For
8.28	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Space Systems, pursuant to which OAO
Gazprom will grant OAO Gazprom Space				Management	For	For	None
Systems temporary possession and use of the
software and hardware solutions "System for
Managing OAO Gazprom's Property and Other
Assets at OAO Gazprom Space Systems Level
(ERP)", "OAO Gazprom Long-Term Investments
Reporting and Analysis System (LTIAA) at OAO
Gazprom Space Systems Level" and "Electronic
Archive Module at OAO Gazprom Space
Systems Level" for a period not exceeding 12
months, and OAO Gazprom Space Systems will
make payment for using such property up to a
maximum amount of 4.9 million Rubles
8.29	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which OAO
Gazprom will grant ZAO Yamalgazinvest
temporary possession and use of the software
and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at
ZAO Yamalgazinvest Level (ERP)" and
"Electronic Archive Module at ZAO
Yamalgazinvest Level" for a period not exceeding
12 months, and ZAO Yamalgazinvest will make
payment for using such property up to a
maximum amount of 4 million Rubles				Management	For	For
8.30	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO Gazprom
Invest Yug, pursuant to which OAO Gazprom will
grant ZAO Gazprom Invest Yug temporary
possession and use of the software and
hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at ZAO
Gazprom Invest Yug Level (ERP)" and
"Electronic Archive Module at ZAO Gazprom
Invest Yug Level" for a period not exceeding 12
months, and ZAO Gazprom Invest Yug will make
payment for using such property up to a
maximum amount of 4.1 million Rubles				Management	For	For
8.31	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Mezhregiongaz, pursuant to which OAO
Gazprom will grant OOO Gazprom
Mezhregiongaz temporary possession and use of
the software and hardware solutions "System for
Managing OAO Gazprom's Property and Other
Assets at OOO Gazprom Mezhregiongaz Level
(ERP)", "OAO Gazprom Long-Term Investments
Reporting and Analysis System (LTIAA) at OOO
Gazprom Mezhregiongaz Level", "System of				Management	For	For	None
Reporting and Analysis of Information on Non-
Core Assets within OAO Gazprom System
(RAINCA) at OOO Gazprom Mezhregiongaz
Level" and "Electronic Archive Module at OOO
Gazprom Mezhregiongaz Level" for a period not
exceeding 12 months, and OOO Gazprom
Mezhregiongaz will make payment for using such
property up to a maximum amount of 4 million
Rubles
8.32	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Komplektatsiya, pursuant to which OAO
Gazprom will grant OOO Gazprom
Komplektatsiya temporary possession and use of
the software and hardware solutions "System for
Managing OAO Gazprom's Property and Other
Assets at OOO Gazprom Komplektatsiya Level
(ERP)", "OAO Gazprom Long-Term Investments
Reporting and Analysis System (LTIAA) at OOO
Gazprom Komplektatsiya Level", "System of
Reporting and Analysis of Information on Non-
Core Assets within OAO Gazprom System
(RAINCA) at OOO Gazprom Komplektatsiya
Level" and "Electronic Archive Module at OOO
Gazprom Komplektatsiya Level" for a period not
exceeding 12 months, and OAO Gazprom
Komplektatsiya will make payment for using such
property up to a maximum amount of 5 million
Rubles				Management	For	For
8.33	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Tsentrremont, pursuant to which OAO Gazprom
will grant OOO Gazprom Tsentrremont temporary
possession and use of the software and
hardware complexes "System for Managing OAO
Gazprom's Property and Other Assets at OOO
Gazprom Tsentrremont Level (ERP)", "OAO
Gazprom Long-Term Investments Reporting and
Analysis System (LTIAA) at OOO Gazprom
Tsentrremont Level", and "Electronic Archive
Module at OOO Gazprom Tsentrremont Level"
for a period not exceeding 12 months, and OOO
Gazprom Tsentrremont will make payment for
using such property up to a maximum amount of
5 million Rubles				Management	For	For
8.34	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO Gazprom
telecom, pursuant to which OAO Gazprom will
grant ZAO Gazprom telecom temporary				Management	For	For	None
possession and use of communications facilities
comprised of buildings, communications lines,
communications networks, cable duct systems
and equipment, which are located in the city of
Moscow, the city of Saint Petersburg, the city of
Maloyaroslavets, the city of Rostov-on-Don, the
city of Kaliningrad, the Moscow Region and the
Smolensk Region of the Russian Federation, and
in the territory of the Republic of Belarus, as well
as the software and hardware solutions "System
for Managing OAO Gazprom's Property and
Other Assets at ZAO Gaztelecom Level (ERP)"
and "Electronic Archive Module at ZAO
Gaztelecom Level" for a period not exceeding 12
months, and ZAO Gaztelecom will make payment
for using such property up to a maximum amount
of 389 million Rubles
8.35	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: An agreement
between OAO Gazprom and OAO Gazprom
Promgaz, whereby OAO Gazprom Promgaz
undertakes to provide services to OAO Gazprom
in respect of the development of the schedule of
events to transition to the operation of gas
distribution systems on the basis of their actual
technical condition, within 18 months from the
date of execution, and OAO Gazprom will make
payments for such services up to a maximum
amount of 9.7 mln Rubles				Management	For	For
8.36	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Gazoraspredeleniye, pursuant to which OAO
Gazprom will grant OAO Gazprom
Gazoraspredeleniye temporary possession and
use of the property complex of a gas-distribution
system comprised of facilities intended for the
transportation and feeding of gas directly to
consumers (gas pipeline branches, distribution
gas pipelines, inter-township and intra-street gas
pipelines, high-, medium-, and low-pressure gas
pipelines, gas control units, and buildings), and
use of the software and hardware solutions
"System for Managing OAO Gazprom's Property
and Other Assets at OAO Gazpromregiongaz
Level (ERP) ", "OAO Gazprom Long-Term
Investments Reporting and Analysis System
(LTIAA) (Second Phase) at OAO
Gazpromregiongaz Level", and "Electronic
Archive Module at OAO Gazpromregiongaz
Level" for a period not exceeding 12 months, and
OAO Gazprom Gazoraspredeleniye will make
payment for using such property up to a
maximum amount of 951.3 million Rubles				Management	For	For
8.37	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Druzhba,
pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the
facilities of Druzhba vacation center (hotels,
effluent treatment facilities, transformer
substations, entrance checkpoints, cottages,
utility networks, metal fences, parking areas,
ponds, roads, pedestrian crossings, sites,
sewage pumping station, sports center, roofed
ground-level arcade, servicing station, diesel-
generator station, boiler house extension, storage
facility, Fisherman's Lodge, garage, garage with
administrative and amenity building, stela, as well
as service machinery, equipment, furniture and
accessories) situated in the Moscow Region,
Naro-Fominsk District, village of Rogozinino, for a
period not exceeding 5 years, and OAO Druzhba
will make payment for using such property up to
a maximum amount of 1816.5 million Rubles				Management	For	For
8.38	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Investproekt, whereby OOO Gazprom
Investproekt undertakes to provide to OAO
Gazprom research, analytical, consulting,
organizational, and management services in the
sphere of organizational and contractual
structuring of projects, arrangement of
borrowings, supervision of target application, and
timely commissioning of sites as part of various
investment projects, acting in the interests of
OAO Gazprom, within 5 years from the date of
execution, and OAO Gazprom will make
payments for the services for up to 2.500 million
Rubles				Management	For	For
8.39	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Export, pursuant to which OOO Gazprom Export
undertakes, acting upon OAO Gazprom's
instructions and for a total fee not exceeding 300
million Rubles, in its own name, but for OAO
Gazprom's account, to accept commercial
products owned by OAO Gazprom, including
crude oil, gas condensate, sulphur and refined
products (gasoline, liquefied gases, diesel oil,
fuel oil etc.) and sell them in the market outside
the territory of the Russian Federation, in the
amount not exceeding 6.5 million tons for the
sum not exceeding 71 billion Rubles				Management	For	For
8.40	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO Northgas,
pursuant to which ZAO Northgas will deliver, and
OAO Gazprom will accept (take off), gas in the
amount not exceeding 70 million cubic meters,
deliverable on a monthly basis, and OAO
Gazprom will make payment for the gas up to an
aggregate maximum amount of 102 million
Rubles				Management	For	For
8.41	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO
Severneftegazprom, pursuant to which OAO
Severneftegazprom will deliver, and OAO
Gazprom will accept (take off), gas in the amount
not exceeding 30 billion cubic meters, and OAO
Gazprom will make payment for the gas up to an
aggregate maximum amount of 48.6 billion
Rubles				Management	For	For
8.42	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO NOVATEK,
pursuant to which OAO NOVATEK will deliver,
and OAO Gazprom will accept (take off), gas in
the amount not exceeding 40 billion cubic meters,
and OAO Gazprom will make payment for the
gas up to an aggregate maximum amount of 81.1
billion Rubles				Management	For	For
8.43	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Mezhregiongaz, pursuant to which OAO
Gazprom will provide services related to
arranging for the transportation of gas in a total
amount not exceeding 4 billion cubic meters
across the territory of the Russian Federation and
the Republic of Kazakhstan, and OOO Gazprom
Mezhregiongaz will make payment for the
services related to arranging for the
transportation of gas via trunk gas pipelines up to
an aggregate maximum amount of 7.8 billion
Rubles				Management	For	For
8.44	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO
Tomskgazprom, pursuant to which OAO
Gazprom will provide services related to
arranging for the transportation of gas in a total
amount not exceeding 3.5 billion cubic meters,
and OAO Tomskgazprom will make payment for
the services related to arranging for the
transportation of gas via trunk gas pipelines up to
an aggregate maximum amount of 2 billion
Rubles				Management	For	For
8.45	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom Neft,
pursuant to which OAO Gazprom will provide
services related to arranging for the
transportation of gas in a total amount not
exceeding 7 billion cubic meters and OAO
Gazprom Neft will make payment for the services
related to arranging for the transportation of gas
via trunk gas pipelines up to an aggregate
maximum amount of 6.3 billion Rubles				Management	For	For
8.46	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO NOVATEK,
pursuant to which OAO Gazprom will provide
services related to arranging for the injection of
gas owned by OAO NOVATEK into underground
gas storage facilities and its storage in such
facilities in the amount not exceeding 12.75
billion cubic meters, and OAO NOVATEK will
make payment for the services related to
arranging for gas injection and storage up to an
aggregate maximum amount of 10.75 billion
Rubles, as well as OAO Gazprom will provide
services related to arranging for the off-taking
from underground gas storage facilities of the gas
owned by OAO NOVATEK in the amount not
exceeding 12.75 billion cubic meters, and OAO
NOVATEK will make payment for the services
related to arranging for the off-taking of gas up to
an aggregate maximum amount of 614.06 million
Rubles				Management	For	For
8.47	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and Gazprombank
(Open Joint Stock Company), pursuant to which				Management	For	For	None
the bank will provide guarantees to the customs
authorities of the Russian Federation in regard to
the obligations of OAO Gazprom as a customs
broker (representative) to the extent concerning
the payment of customs duties and eventual
interest and penalties up to a maximum amount
of 1 million Euros, with a fee due to the bank at a
rate not exceeding 1% per annum of the amount
of the guarantee
8.48	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Mezhregiongaz, pursuant to which OAO
Gazprom undertakes, acting on behalf of OOO
Gazprom Mezhregiongaz and upon its
instructions, to declare for customs purposes the
natural gas transported by pipeline across the
customs border of the Russian Federation, and
OOO Gazprom Mezhregiongaz undertakes to
pay for such services in the amount not
exceeding 3,000 Rubles per cargo customs
declaration, as well as the value added tax at the
rate required by the effective legislation of the
Russian Federation, up to an aggregate
maximum amount of 170,000 Rubles				Management	For	For
8.49	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO NOVATEK,
pursuant to which OAO Gazprom undertakes,
acting on behalf of OAO NOVATEK and upon its
instructions, to declare for customs purposes the
natural gas transported by pipeline across the
customs border of the Russian Federation, and
OAO NOVATEK undertakes to pay for such
services in the amount not exceeding 1.58
Rubles per thousand cubic meters of natural gas,
as well as the value added tax at the rate
required by the effective legislation of the
Russian Federation, on the basis of the monthly
volume of the transported natural gas, up to an
aggregate maximum amount of 42.7 million
Rubles				Management	For	For
8.50	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom Neft,
pursuant to which OAO Gazprom undertakes,
acting on behalf of OAO Gazprom Neft and upon
its instructions, to declare for customs purposes
the natural gas transported by pipeline across the
customs border of the Russian Federation, and
OAO Gazprom Neft undertakes to pay for such				Management	For	For	None
services in the amount not exceeding 1.58
Rubles per thousand cubic meters of natural gas,
as well as the value added tax at the rate
required by the effective legislation of the
Russian Federation, on the basis of the monthly
volume of the transported natural gas, up to an
aggregate maximum amount of 960,000 Rubles
8.51	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO Kaunas Heat-
Electric Generating Plant whereby OAO
Gazprom will sell, and ZAO Kaunas Heat-Electric
Generating Plant will buy in 2013 not less than
410 million cubic meters of gas, for a total of up
to 185 million Euros				Management	For	For
8.52	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and a/s Latvijas Gaze,
pursuant to which OAO Gazprom will sell, and
a/s Latvijas Gaze will purchase, gas in the
amount not exceeding 1.5 billion cubic meters for
an aggregate maximum amount of 675 million
Euros in 2013 and pursuant to which a/s Latvijas
Gaze will provide services related to injection into
and storage in the Incukalna underground gas
storage facility of gas owned by OAO Gazprom,
and related to its off-taking and transportation
across the territory of the Republic of Latvia in
2013 in the following amounts: services related to
the injection of gas into storage facility and
services related to storage of gas and its off-
taking-in the amount not exceeding 900 million
cubic meters, and services related to the
transportation of gas-in the amount not
exceeding 1.8 billion cubic meters, and OAO
Gazprom will make payment for such services up
to an aggregate maximum amount of 22.1 million
Euros				Management	For	For
8.53	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and AB Lietuvos Dujos,
pursuant to which OAO Gazprom will sell, and
AB Lietuvos Dujos will purchase, gas in the
amount not exceeding 1.5 billion cubic meters
with an aggregate maximum amount of 675
million Euros in 2013 and pursuant to which AB
Lietuvos Dujos will provide services related to the				Management	For	For	None
transportation of gas in transport mode across
the territory of the Republic of Lithuania in the
amount not exceeding 2.5 billion cubic meters in
2013 and OAO Gazprom will make payment for
the gas transportation services up to an
aggregate maximum amount of 12.35 million
Euros
8.54	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and AO Moldovagaz,
pursuant to which OAO Gazprom will sell and AO
Moldovagaz will purchase gas in the amount not
exceeding 10.4 billion cubic meters for an
aggregate maximum amount of 3.9 billion U.S.
Dollars in 2012 - 2014 and pursuant to which AO
Moldovagaz will provide services related to the
transportation of gas in transport mode across
the territory of the Republic of Moldova in the
amount not exceeding 70 billion cubic meters in
2012 - 2014, and OAO Gazprom will make
payment for services related to the transportation
of gas via trunk gas pipelines up to an aggregate
maximum amount of 172 million U.S. Dollars				Management	For	For
8.55	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and KazRosGaz LLP,
pursuant to which OAO Gazprom will provide
services related to arranging for the
transportation of 8 billion cubic meters of gas in
2013, and KazRosGaz LLP will make payment
for the services related to arranging for the
transportation of gas via trunk gas pipelines up to
an aggregate maximum amount of 40 million U.S.
Dollars				Management	For	For
8.56	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Beltransgaz,
pursuant to which OAO Gazprom sells, and OAO
Beltransgaz buys, gas in 2013 in the amount not
exceeding 23 billion cubic meters with an
aggregate maximum amount of 4.1 billion U.S.
Dollars and pursuant to which OAO Beltransgaz
in 2013 will provide gas-transportation services in
the transit mode in the territory of the Republic of
Belarus in an aggregate maximum amount of 60
billion cubic meters, while OAO Gazprom will
make payment for such services of transporting
gas by trunk gas pipelines up to an aggregate
maximum amount of 570 million U.S. Dollars				Management	For	For
8.57	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and GAZPROM
Germania GmbH, pursuant to which OAO
Gazprom will provide services related to
arranging for the transportation of natural gas
owned by GAZPROM Germania GmbH across
the territory of the Republic of Kazakhstan, the
Republic of Uzbekistan, the Russian Federation,
and the Republic of Belarus in the amount not
exceeding 2 billion cubic meters, and GAZPROM
Germania GmbH will make payment for the
services related to arranging for the
transportation of gas via trunk gas pipelines up to
an aggregate maximum amount of 55 million U.S.
Dollars				Management	For	For
8.58	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO
Gazpromtrans undertakes, acting upon OAO
Gazprom's instructions and for a fee with an
aggregate maximum amount of 1.24 billion
Rubles, in its own name, but for the account of
OAO Gazprom, to ensure in 2012-2013
arrangement of operations related to the
development and assessment of cost estimate
documentation, start-up and commissioning work
at OAO Gazprom's facilities, commissioned
under investment project implementation
contracts, in the "under-load" mode as well as
other work, required for the performance of
"under-load" start-up and commissioning work				Management	For	For
8.59	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO Gazprom
Invest Yug, pursuant to which ZAO Gazprom
Invest Yug undertakes, acting upon OAO
Gazprom's instructions and for a fee with an
aggregate maximum amount of 5.66 million
Rubles, in its own name, but for the account of
OAO Gazprom, to ensure in 2012-2013
arrangement of operations related to the
development and assessment of cost estimate
documentation, start-up and commissioning work
at OAO Gazprom's facilities, commissioned
under investment project implementation
contracts, in the "under-load" mode as well as
other work, required for the performance of
"under-load" startup and commissioning work				Management	For	For
8.60	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, acting upon OAO
Gazprom's instructions and for a fee with an
aggregate maximum amount of 1.06 million
Rubles, in its own name, but for the account of
OAO Gazprom, to ensure in 2012-2013
arrangement of operations related to the
development and assessment of cost estimate
documentation, start-up and commissioning work
at OAO Gazprom's facilities, commissioned
under investment project implementation
contracts, in the "under-load" mode as well as
other work, required for the performance of
"under-load" start-up and commissioning work				Management	For	For
8.61	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO
Yamalgazinvest undertakes, acting upon OAO
Gazprom's instructions, for a fee with an
aggregate maximum amount of 7.41 million
Rubles, in its own name, but for the account of
OAO Gazprom, to ensure in 2012-2013
arrangement of operations related to the
development and assessment of cost estimate
documentation, start-up and commissioning work
at OAO Gazprom's facilities, commissioned
under investment project implementation
contracts, in the "under-load" mode as well as
other work, required for the performance of
"under-load" start-up and commissioning work				Management	For	For
8.62	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Gazprom
Space Systems, pursuant to which OAO
Gazprom Space Systems undertakes, during the
period between July 1, 2012 and December 31,
2013, acting upon OAO Gazprom's instructions,
to provide services related to the implementation
of OAO Gazprom's investment projects involving
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such
services up to a maximum amount of 170
thousand Rubles				Management	For	For
8.63	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO Gazprom
telecom, pursuant to which ZAO Gazprom
telecom undertakes, during the period between
July 1, 2012 and December 31, 2013, acting
upon OAO Gazprom's instructions, to provide
services related to implementation of OAO
Gazprom's investment projects involving
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such
services up to a maximum amount of 130
thousand Rubles				Management	For	For
8.64	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and ZAO Gazprom
Invest Yug, pursuant to which ZAO Gazprom
Invest Yug undertakes, during the period
between July 1, 2012 and December 31, 2013,
acting upon OAO Gazprom's instructions, to
provide services related to implementation of
OAO Gazprom's investment projects involving
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such
services up to a maximum amount of 4,109.9
million Rubles				Management	For	For
8.65	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO
Gazpromtrans undertakes, during the period
between July 1, 2012 and December 31, 2013,
acting upon OAO Gazprom's instructions, to
provide services related to implementation of
OAO Gazprom's investment projects involving
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such
services up to maximum amount of 320.53 million
Rubles				Management	For	For
8.66	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Master Agreement
on conversion forward and swap transactions				Management	For	For	None
between OAO Gazprom and OAO Bank VTB, as
well as currency forward and swap transactions
between OAO Gazprom and OAO Bank VTB
entered into under the Master Agreement, up to
the maximum amount of 300 million US Dollars
or its equivalent in Rubles, Euro or any other
currency for each transaction
8.67	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Deposit transactions
procedure agreement between OAO Gazprom
and OAO Rosselkhozbank as well as deposit
transactions between OAO Gazprom and OAO
Rosselkhozbank thereunder, up to the maximum
amount of 30 billion Rubles or its equivalent in
any other currency for each transaction, at the
rate of at least the product of 0.8 and the
reference offer rate for loans (deposits) in Rubles
in the Moscow money market (MosPrime Rate)
for the relevant maturity, for transactions in
Rubles, or the product of 0.8 and LIBOR for the
relevant maturity, for transactions in a foreign
currency				Management	For	For
8.68	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, during the period
between July 1, 2012 and December 31, 2013,
acting upon OAO Gazprom's instructions, to
provide services related to implementation of
OAO Gazprom's investment projects involving
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such
services up to a maximum amount of 777.15
million Rubles				Management	For	For
8.69	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO Tsentrgaz,
pursuant to which OAO Tsentrgaz undertakes,
during the period between July 1, 2012 and
December 31, 2013, acting upon OAO
Gazprom's instructions, to provide services
related to implementation of OAO Gazprom's
investment projects involving construction and
commissioning of facilities, and OAO Gazprom
undertakes to pay for such services up to a
maximum amount of 500 thousand Rubles				Management	For	For
8.70	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OOO Gazprom
Komplektatsia, pursuant to which OOO Gazprom
Komplektatsia undertakes, during the period
between July 1, 2012 and December 31, 2013,
acting upon OAO Gazprom's instructions, for a
total fee not exceeding 150 million Rubles, in its
own name, but for the account of OAO Gazprom,
to provide services related to supplies of well-
repair equipment for the specialized subsidiaries
of OAO Gazprom				Management	For	For
8.71	Approve, in accordance with Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the Charter of OAO Gazprom, the
following interested-party transaction that may be
entered into by OAO Gazprom in the future in the
ordinary course of business: Agreements
between OAO Gazprom and OAO SOGAZ,
pursuant to which OAO SOGAZ undertakes, in
the event of loss or destruction of, or damage to,
including deformation of the original geometrical
dimensions of the structures or individual
elements of, machinery or equipment; linear
portions, technological equipment and fixtures of
trunk gas pipelines, petroleum pipelines or
refined product pipelines; property forming part of
wells; natural gas held at facilities of the Unified
Gas Supply System in the course of
transportation or storage in underground gas
storage reservoirs ("insured property"), as well as
in the event of losses incurred by OAO Gazprom
as a result of an interruption in production
operations due to destruction or loss of or
damage to insured property ("insured events"), to
make payment of insurance compensation to
OAO Gazprom or OAO Gazprom's subsidiary
companies to which the insured property has
been leased (beneficiaries) up to the aggregate
insurance amount not exceeding 10 trillion
Rubles in respect of all insured events, and OAO
Gazprom undertakes to pay OAO SOGAZ an
insurance premium with an aggregate maximum
amount of 5.5 billion Rubles, with each
agreement having a term of one year				Management	For	For
CMMT		PLEASE NOTE THAT THIS AGENDA IS CONTINUED ON MEETING 100215, WHICH WILL CONTAI-N RESOLUTION ITEMS 8.72 TO 10.11. THANK YOU		Non-Voting
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares GEMS Composite ETF		EGS DJ EM TITANS COMPOSIT INDEX ETF	EGShares GEMS Composite ETF	BANK OF NEW YORK MELLON	62,427	21-Jun-2012		21-Jun-2012
EGShares Energy GEMS ETF		EGS DJ EM ENERGY TITANS INDEX ETF	EGShares Energy GEMS ETF	BANK OF NEW YORK MELLON	91,778	21-Jun-2012		21-Jun-2012
ALUMINUM CORPORATION OF CHINA LIMITED
Security		022276109		Meeting Type		Annual
Ticker Symbol		ACH		Meeting Date		29-Jun-2012
ISIN		US0222761092		Agenda		933651300 - Management
Record Date		25-May-2012		Holding Recon Date		25-May-2012
City /	Country	/	United States	Vote Deadline Date		18-Jun-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
O1		TO CONSIDER AND APPROVE THE DIRECTORS' REPORT FOR THE YEAR ENDED 31 DECEMBER 2011		Management	For	For
O2		TO CONSIDER AND APPROVE THE REPORT OF THE SUPERVISORY COMMITTEE FOR THE YEAR ENDED 31 DECEMBER 2011		Management	For	For
O3	TO CONSIDER AND APPROVE THE
INDEPENDENT AUDITOR'S REPORT AND THE
AUDITED FINANCIAL REPORT OF THE
COMPANY FOR THE YEAR ENDED 31
DECEMBER 2011 (INCLUDING THE
FINANCIAL REPORT PREPARED IN
ACCORDANCE WITH THE INTERNATIONAL
FINANCIAL REPORTING STANDARDS AND
THE FINANCIAL REPORT PREPARED IN
ACCORDANCE WITH THE PRC ACCOUNTING
STANDARDS FOR BUSINESS ENTERPRISES
(2006))				Management	For	For
O4		TO CONSIDER AND APPROVE THE PROPOSAL FOR NON-DISTRIBUTION OF FINAL DIVIDEND FOR 2011 AND NON- TRANSFER OF RESERVES TO INCREASE THE SHARE CAPITAL		Management	For	For
O5		TO CONSIDER AND APPROVE THE REMUNERATION STANDARDS FOR DIRECTORS AND SUPERVISORS OF THE COMPANY FOR 2012		Management	For	For
O6		TO CONSIDER AND APPROVE THE RENEWAL OF LIABILITY INSURANCE FOR YEARS 2012- 2013 FOR THE COMPANY'S DIRECTORS, SUPERVISORS AND OTHER SENIOR MANAGEMENT MEMBERS		Management	For	For
O7	TO CONSIDER AND APPROVE THE
APPOINTMENT OF ERNST & YOUNG HUA
MING AND ERNST & YOUNG AS THE 2012
DOMESTIC (MAINLAND CHINA) AND
INTERNATIONAL AUDITORS OF THE
COMPANY, RESPECTIVELY, FOR A TERM
ENDING UPON THE CONCLUSION OF THE
2012 ANNUAL GENERAL MEETING, AND THE
GRANT OF AUTHORIZATION TO THE AUDIT
COMMITTEE OF THE BOARD OF DIRECTORS
TO FIX THEIR REMUNERATION				Management	For	For
O8		TO CONSIDER AND APPROVE THE PROPOSAL FOR THE PROVISION OF GUARANTEES TO CHALCO HONG KONG LIMITED, A SUBSIDIARY OF THE COMPANY, FOR FOREIGN-CURRENCY FINANCING		Management	For	For
O9	TO CONSIDER AND APPROVE THE REVISION
OF THE ANNUAL CAP FOR THE EXISTING
NON-EXEMPT CONTINUING CONNECTED
TRANSACTIONS WITH XINAN ALUMINUM
UNDER THE PROVISION OF ALUMINUM AND
ALUMINUM ALLOY INGOTS AND ALUMINUM
FABRICATION SERVICES AGREEMENT
DATED 20 OCTOBER 2008 (RENEWED ON 31
DEC 2009), TO RMB6,300 MILLION OF
EXPENDITURE TRANSACTIONS FOR YEAR
ENDING 31 DECEMBER 2012; BOARD IS
HEREBY AUTHORIZED TO DO ALL SUCH
FURTHER ACTS & THINGS AND EXECUTE
SUCH FURTHER DOCUMENTS & TAKE ALL
SUCH STEPS WHICH MAY BE NECESSARY
TO IMPLEMENT AND/OR GIVE EFFECT TO
RESOLUTION				Management	For	For
O10	TO CONSIDER AND APPROVE THE
PROPOSED MAJOR TRANSACTION IN
RELATION TO A TAKEOVER OFFER TO
ACQUIRE UP TO 60% OF THE ISSUED AND
OUTSTANDING COMMON SHARES IN
SOUTHGOBI RESOURCES LTD.; AND THE
CHAIRMAN OF THE BOARD OF DIRECTORS
OF THE COMPANY, OR SUCH OTHER
PERSON AS THE CHAIRMAN OF THE BOARD
OF DIRECTORS OF THE COMPANY MAY
AUTHORIZE, IS HEREBY AUTHORIZED,
CONFIRMED AND RATIFIED TO HANDLE ALL
RELEVANT MATTERS RELATING TO THE
MAJOR TRANSACTION, AND DO ALL SUCH
ACTS AND THINGS, EXECUTE AND AMEND
ALL SUCH DOCUMENTS AS HE/SHE DEEMS
NECESSARY OR APPROPRIATE				Management	For	For
O11		TO CONSIDER AND APPROVE THE PROPOSAL IN RESPECT OF THE PROPOSED ACQUISITION OF 29.9% INTEREST IN WINSWAY COKING COAL HOLDINGS LIMITED		Management	For	For
O12		TO CONSIDER AND APPROVE PROPOSALS (IF ANY) PUT FORWARD AT SUCH MEETING BY ANY SHAREHOLDER(S) HOLDING 3 PER CENT OR MORE OF THE SHARES CARRYING THE RIGHT TO VOTE AT SUCH MEETING		Management	For	For
S13		TO CONSIDER AND APPROVE THE GENERAL MANDATE TO ISSUE H SHARES		Management	For	For
S14		TO CONSIDER AND APPROVE THE PROPOSAL FOR THE ADOPTION OF THE RULES OF PROCEDURES FOR THE BOARD OF DIRECTORS OF ALUMINUM CORPORATION OF CHINA LIMITED		Management	For	For
S15		TO CONSIDER AND APPROVE THE PROPOSAL FOR THE ADOPTION OF THE RULES OF PROCEDURES FOR THE SUPERVISORY COMMITTEE OF ALUMINUM CORPORATION OF CHINA LIMITED		Management	For	For
S16		TO CONSIDER AND APPROVE THE PROPOSAL FOR ISSUANCE OF DEBT FINANCING INSTRUMENTS OF THE COMPANY		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Basic Materials GEMS ETF		EGSHARES BASIC MATERIALS GEMS EFT	000EGShares Basic Materials GEMS ETF	THE BANK OF NEW YORK MELLON	2,616	01-Jun-2012		01-Jun-2012
TURKCELL ILETISIM HIZMETLERI A.S
Security		900111204		Meeting Type		Annual
Ticker Symbol		TKC		Meeting Date		29-Jun-2012
ISIN		US9001112047		Agenda		933661553 - Management
Record Date		11-Jun-2012		Holding Recon Date		11-Jun-2012
City /	Country	/	United States	Vote Deadline Date		20-Jun-2012
SEDOL(s)				Quick Code

Item		Proposal		Type	Vote	For/Against Management
1		OPENING AND ELECTION OF THE PRESIDENCY BOARD		Management	For	For
2		AUTHORIZING THE PRESIDENCY BOARD TO SIGN THE MINUTES OF THE MEETING		Management	For	For
3	DISCUSSION OF AND VOTING ON THE
AMENDMENT OF ARTICLE 6 "SHARE
CAPITAL", ARTICLE 9 "BOARD OF
DIRECTORS", ARTICLE 11 "MEETINGS OF
THE BOARD OF DIRECTORS", ARTICLE 13
"SHARING DUTIES AND ASSIGNING
DIRECTORS", ARTICLE 17 "GENERAL
ASSEMBLY", ARTICLE 19 "ANNOUNCEMENTS
AND ANNUAL REPORTS OF THE COMPANY"
AND ADDITION OF ARTICLE 26 "COMPLIANCE
WITH CORPORATE GOVERNANCE RULES"
TO THE ARTICLES OF ASSOCIATION OF THE
COMPANY WITHIN THE SCOPE OF THE
CORPORATE GOVERNANCE PRINCIPLES				Management	For	For
4	DISMISSAL OF MEMBERS OF THE BOARD OF
DIRECTORS INDIVIDUALLY, OR DECIDE ON
THE CONTINUANCE OF THEIR TERMS, IN
CASE OF DISMISSAL, TO ELECT NEW BOARD
MEMBERS IN LIEU OF THE BOARD MEMBERS
DISMISSED AND ELECTION OF THE
INDEPENDENT MEMBERS IN ACCORDANCE
WITH THE RESTRUCTURING OF THE BOARD
OF DIRECTORS PURSUANT TO THE
CORPORATE GOVERNANCE PRINCIPLES				Management	For	For
7		RESPECTIVELY REVIEW, DISCUSSION AND APPROVAL OF THE BALANCE SHEETS AND PROFITS/LOSS STATEMENTS RELATING TO FISCAL YEARS 2010 AND 2011		Management	For	For
9		RELEASE OF THE BOARD MEMBERS INDIVIDUALLY FROM ACTIVITIES AND OPERATIONS OF THE COMPANY IN YEAR 2010		Management	For	For
10		RELEASE OF THE BOARD MEMBERS INDIVIDUALLY FROM ACTIVITIES AND OPERATIONS OF THE COMPANY IN YEAR 2011		Management	For	For
11		RELEASE OF THE AUDITORS INDIVIDUALLY FROM ACTIVITIES AND OPERATIONS OF THE COMPANY IN YEAR 2010		Management	For	For
12		RELEASE OF THE AUDITORS INDIVIDUALLY FROM ACTIVITIES AND OPERATIONS OF THE COMPANY IN YEAR 2011		Management	For	For
13		DISCUSSION OF AND DECISION ON THE BOARD OF DIRECTORS' PROPOSAL CONCERNING THE DISTRIBUTION OF DIVIDEND FOR YEARS 2010 AND 2011		Management	For	For
14		ELECTION OF AUDITORS FOR A PERIOD OF ONE YEAR AND DETERMINATION OF THEIR REMUNERATION		Management	For	For
15	DISCUSSION OF AND APPROVAL OF THE
ELECTION OF THE INDEPENDENT AUDIT
FIRM REALIZED BY THE BOARD OF
DIRECTORS PURSUANT TO THE
COMMUNIQUE ON INDEPENDENT AUDITING
STANDARDS IN CAPITAL MARKETS
PUBLISHED BY CAPITAL MARKET BOARD				Management	For	For
16	DECISION PERMITTING THE BOARD
MEMBERS TO, DIRECTLY OR ON BEHALF OF
OTHERS, BE ACTIVE IN AREAS FALLING
WITHIN OR OUTSIDE THE SCOPE OF THE
COMPANY'S AND TO PARTICIPATE IN
COMPANIES OPERATING IN THE SAME
BUSINESS AND TO PERFORM OTHER ACTS
IN COMPLIANCE WITH ARTICLES 334 AND
335 OF THE TURKISH COMMERCIAL CODE				Management	For	For
19		DETERMINATION OF THE GROSS MONTHLY FEES OF THE MEMBERS OF THE BOARD OF DIRECTORS AND STATUTORY AUDITORS		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000EGShares Telecom GEMS ETF		EGSHARES TELECOM GEMS ETF	000EGShares Telecom GEMS ETF	THE BANK OF NEW YORK MELLON	8,348	20-Jun-2012		20-Jun-2012
DENA BANK
Security		Y2030B116		Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date		30-Jun-2012
ISIN		INE077A01010		Agenda		703879734 - Management
Record Date				Holding Recon Date		28-Jun-2012
City /	Country	MUMBAI /	India	Vote Deadline Date		18-Jun-2012
SEDOL(s)		6100001 - B57DNC9		Quick Code

Item		Proposal		Type	Vote	For/Against Management
1	To discuss, approve and adopt the Balance
Sheet as at 31st March, 2012 and Profit & Loss
Account for the year ended on that date, the
report of the Board of Directors on the working
and activities of the Bank for the period covered
by the Accounts and the Auditors' Report on the
Balance Sheet and Accounts				Management	For	For
2		To declare dividend on Equity Shares for the financial year 2011-2012		Management	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
EGShares India Small Cap ETF		EG SHARES INDIA SMALL CAP MAURITIUS	EGShares India Small Cap ETF	BANK OF NEW YORK MELLON	109,025	02-Jun-2012		18-Jun-2012

EGShares China Mid Cap ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares Brazil Mid Cap ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares India Financials ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares India Health Care ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares India Industrials ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares India Technology ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares India Basic Materials ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares India Energy ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares Low Volatility India Dividend ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares Emerging Markets Food and Agriculture ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares Beyond BRICs ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

EGShares Emerging Markets Domestic Demand ETF

The Fund did not hold any voting securities during the reporting period, as it had not yet commenced operations and, therefore, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EGA Emerging Global Shares Trust

By: /s/ Robert C. Holderith

Name: Robert C. Holderith

Title: President

Date: August 16, 2012